UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07238
SUNAMERICA SERIES TRUST
(Exact name of registrant as specified in charter)

5300 Memorial Drive, Suite 1150 Houston, TX 77007
(Address of principal executive offices)
John T. Genoy, President
SunAmerica Asset Management, LLC
One World Trade Center, 285 Fulton Street, Suite 49M
New York, NY 10007
(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 366-0066
Date of fiscal year end:
January 31
Date of reporting period:
January 31, 2026
Item 1. Reports to Stockholders.
(a) The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

SunAmerica Series Trust
SA AB Growth
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA AB Growth Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA AB Growth Portfolio (Class 1)*	$66	0.63%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 8.43% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 14.50% for the Russell 1000® Growth Index (the "Performance Index"). Over the period, U.S. small-cap equities outperformed mid- and large-cap equities, according to the Russell® family of indices. Value-oriented stocks outperformed growth stocks across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | communication services; consumer discretionary; industrials
Security selection in the following sectors  | information technology; consumer staples; financials
Position weightings  | Alphabet, Inc., Class C; Monster Beverage Corp.; Taiwan Semiconductor Manufacturing Co., Ltd.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | information technology; consumer staples; materials
Security selection in the following sectors  | industrials; health care; consumer discretionary
Position weightings  | Lululemon Athletica, Inc.; Netflix, Inc.; NVIDIA Corp.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA AB Growth Portfolio (Class 1)	8.43%	12.37%	16.80%
S&P 500® Index	16.35%	14.99%	15.57%
Russell 1000® Growth Index	14.50%	15.14%	18.63%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,793M
Total number of portfolio holdings	60
Total net advisory fee paid	$10.9M
Portfolio turnover rate during the reporting period	24%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	26.4%
Semiconductors	23.0%
Software	11.5%
Retail	7.7%
Pharmaceuticals	5.0%
Diversified Financial Services	4.8%
Healthcare-Products	4.1%
Beverages	2.9%
Computers	2.1%
Biotechnology	2.0%
Commercial Services	1.9%
Electronics	1.2%
Chemicals	1.2%
Insurance	0.7%
Transportation	0.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T774 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA AB Growth
Class 2
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA AB Growth Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA AB Growth Portfolio (Class 2)*	$81	0.78%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 8.26% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 14.50% for the Russell 1000® Growth Index (the "Performance Index"). Over the period, U.S. small-cap equities outperformed mid- and large-cap equities, according to the Russell® family of indices. Value-oriented stocks outperformed growth stocks across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | communication services; consumer discretionary; industrials
Security selection in the following sectors  | information technology; consumer staples; financials
Position weightings  | Alphabet, Inc., Class C; Monster Beverage Corp.; Taiwan Semiconductor Manufacturing Co., Ltd.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | information technology; consumer staples; materials
Security selection in the following sectors  | industrials; health care; consumer discretionary
Position weightings  | Lululemon Athletica, Inc.; Netflix, Inc.; NVIDIA Corp.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA AB Growth Portfolio (Class 2)	8.26%	12.21%	16.63%
S&P 500® Index	16.35%	14.99%	15.57%
Russell 1000® Growth Index	14.50%	15.14%	18.63%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,793M
Total number of portfolio holdings	60
Total net advisory fee paid	$10.9M
Portfolio turnover rate during the reporting period	24%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	26.4%
Semiconductors	23.0%
Software	11.5%
Retail	7.7%
Pharmaceuticals	5.0%
Diversified Financial Services	4.8%
Healthcare-Products	4.1%
Beverages	2.9%
Computers	2.1%
Biotechnology	2.0%
Commercial Services	1.9%
Electronics	1.2%
Chemicals	1.2%
Insurance	0.7%
Transportation	0.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T576 (03/26)
SunAmerica Series Trust

SunAmerica Series Trust
SA AB Growth
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA AB Growth Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA AB Growth Portfolio (Class 3)*	$92	0.88%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 8.16% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 14.50% for the Russell 1000® Growth Index (the "Performance Index"). Over the period, U.S. small-cap equities outperformed mid- and large-cap equities, according to the Russell® family of indices. Value-oriented stocks outperformed growth stocks across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | communication services; consumer discretionary; industrials
Security selection in the following sectors  | information technology; consumer staples; financials
Position weightings  | Alphabet, Inc., Class C; Monster Beverage Corp.; Taiwan Semiconductor Manufacturing Co., Ltd.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | information technology; consumer staples; materials
Security selection in the following sectors  | industrials; health care; consumer discretionary
Position weightings  | Lululemon Athletica, Inc.; Netflix, Inc.; NVIDIA Corp.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA AB Growth Portfolio (Class 3)	8.16%	12.09%	16.51%
S&P 500® Index	16.35%	14.99%	15.57%
Russell 1000® Growth Index	14.50%	15.14%	18.63%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,793M
Total number of portfolio holdings	60
Total net advisory fee paid	$10.9M
Portfolio turnover rate during the reporting period	24%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	26.4%
Semiconductors	23.0%
Software	11.5%
Retail	7.7%
Pharmaceuticals	5.0%
Diversified Financial Services	4.8%
Healthcare-Products	4.1%
Beverages	2.9%
Computers	2.1%
Biotechnology	2.0%
Commercial Services	1.9%
Electronics	1.2%
Chemicals	1.2%
Insurance	0.7%
Transportation	0.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T568 (03/26)
SunAmerica Series Trust

SunAmerica Series Trust
SA AB Small & Mid Cap Value
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA AB Small & Mid Cap Value Portfolio (Class 1)*	$93	0.91%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 4.72% for the year ended January 31, 2026, compared to 15.32% for the Russell 3000® Index (a broad-based securities market index) and 15.47% for the Russell 2500® Value Index (the "Performance Index"). Over the period, U.S. small-cap equities outperformed mid- and large-cap equities, according to the Russell® family of indices. Value-oriented stocks outperformed growth stocks across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | information technology; health care; energy
Security selection in the following sectors  | real estate; consumer staples; financials
Position weightings  | Lumentum Holdings, Inc.; C.H. Robinson Worldwide, Inc.; Globus Medical, Inc., Class A
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | consumer staples; cash; utilities
Security selection in the following sectors  | industrials; information technology; materials
Position weightings  | Sandisk Corp. (lack of exposure); Graphic Packaging Holding Co.; Integer Holdings Corp.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA AB Small & Mid Cap Value Portfolio (Class 1)	4.72%	9.64%	10.02%
Russell 3000® Index	15.32%	13.60%	15.13%
Russell 2500® Value Index	15.47%	10.80%	11.06%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$495M
Total number of portfolio holdings	91
Total net advisory fee paid	$4.0M
Portfolio turnover rate during the reporting period	66%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	9.5%
Transportation	7.9%
Commercial Services	5.7%
REITS	5.4%
Healthcare-Products	5.2%
Retail	4.6%
Computers	4.1%
Healthcare-Services	3.6%
Oil & Gas	3.3%
Semiconductors	3.2%
Diversified Financial Services	3.0%
Insurance	2.6%
Machinery-Construction & Mining	2.6%
Electronics	2.5%
Miscellaneous Manufacturing	2.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C671 (03/26)
SunAmerica Series Trust

SunAmerica Series Trust
SA AB Small & Mid Cap Value
Class 2
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA AB Small & Mid Cap Value Portfolio (Class 2)*	$108	1.06%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 4.61% for the year ended January 31, 2026, compared to 15.32% for the Russell 3000® Index (a broad-based securities market index) and 15.47% for the Russell 2500® Value Index (the "Performance Index"). Over the period, U.S. small-cap equities outperformed mid- and large-cap equities, according to the Russell® family of indices. Value-oriented stocks outperformed growth stocks across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | information technology; health care; energy
Security selection in the following sectors  | real estate; consumer staples; financials
Position weightings  | Lumentum Holdings, Inc.; C.H. Robinson Worldwide, Inc.; Globus Medical, Inc., Class A
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | consumer staples; cash; utilities
Security selection in the following sectors  | industrials; information technology; materials
Position weightings  | Sandisk Corp. (lack of exposure); Graphic Packaging Holding Co.; Integer Holdings Corp.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA AB Small & Mid Cap Value Portfolio (Class 2)	4.61%	9.48%	9.86%
Russell 3000® Index	15.32%	13.60%	15.13%
Russell 2500® Value Index	15.47%	10.80%	11.06%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$495M
Total number of portfolio holdings	91
Total net advisory fee paid	$4.0M
Portfolio turnover rate during the reporting period	66%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	9.5%
Transportation	7.9%
Commercial Services	5.7%
REITS	5.4%
Healthcare-Products	5.2%
Retail	4.6%
Computers	4.1%
Healthcare-Services	3.6%
Oil & Gas	3.3%
Semiconductors	3.2%
Diversified Financial Services	3.0%
Insurance	2.6%
Machinery-Construction & Mining	2.6%
Electronics	2.5%
Miscellaneous Manufacturing	2.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T642 (03/26)
SunAmerica Series Trust

SunAmerica Series Trust
SA AB Small & Mid Cap Value
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA AB Small & Mid Cap Value Portfolio (Class 3)*	$119	1.16%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 4.44% for the year ended January 31, 2026, compared to 15.32% for the Russell 3000® Index (a broad-based securities market index) and 15.47% for the Russell 2500® Value Index (the "Performance Index"). Over the period, U.S. small-cap equities outperformed mid- and large-cap equities, according to the Russell® family of indices. Value-oriented stocks outperformed growth stocks across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | information technology; health care; energy
Security selection in the following sectors  | real estate; consumer staples; financials
Position weightings  | Lumentum Holdings, Inc.; C.H. Robinson Worldwide, Inc.; Globus Medical, Inc., Class A
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | consumer staples; cash; utilities
Security selection in the following sectors  | industrials; information technology; materials
Position weightings  | Sandisk Corp. (lack of exposure); Graphic Packaging Holding Co.; Integer Holdings Corp.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA AB Small & Mid Cap Value Portfolio (Class 3)	4.44%	9.36%	9.74%
Russell 3000® Index	15.32%	13.60%	15.13%
Russell 2500® Value Index	15.47%	10.80%	11.06%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$495M
Total number of portfolio holdings	91
Total net advisory fee paid	$4.0M
Portfolio turnover rate during the reporting period	66%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	9.5%
Transportation	7.9%
Commercial Services	5.7%
REITS	5.4%
Healthcare-Products	5.2%
Retail	4.6%
Computers	4.1%
Healthcare-Services	3.6%
Oil & Gas	3.3%
Semiconductors	3.2%
Diversified Financial Services	3.0%
Insurance	2.6%
Machinery-Construction & Mining	2.6%
Electronics	2.5%
Miscellaneous Manufacturing	2.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T295 (03/26)
SunAmerica Series Trust

SunAmerica Series Trust
SA BlackRock Multi-Factor 70/30
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA BlackRock Multi-Factor 70/30 Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA BlackRock Multi-Factor 70/30 Portfolio (Class 1)*	$36	0.34%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 13.29% for the year ended January 31, 2026, compared to 19.58% for the MSCI World Index (net) (a broad-based securities market index) and 15.73% for the Blended Index (the "Performance Index") comprised of 70% MSCI World Index (net); 30% Bloomberg U.S. Aggregate Bond Index. Over the period, U.S. equity markets advanced, alongside solid performance from non-U.S. equity markets. Fixed income also performed well as inflation eased and rates declined. Corporate credit and agency mortgage-backed securities outperformed, while longer-duration U.S. Treasuries lagged amid rising long-end yields.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following factors: momentum; value. Allocations in the following sectors: financials; industrials; consumer discretionary. Security selection in the following sectors: information technology; materials; health care
For the fixed income segment of the fund  | Allocations in the following sectors: corporate credit; high yield; U.S. Treasuries
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following factors: quality; size; minimum volatility. Allocations in the following sectors: information technology; health care; consumer staples. Security selection in the following sectors: financials; communication services; utilities
For the fixed income segment of the fund  | Allocations in the following sectors: agency mortgage-backed securities. Security selection in the following sectors: agency mortgage-backed securities; U.S. Treasuries
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 10/13/2020
SA BlackRock Multi-Factor 70/30 Portfolio (Class 1)	13.29%	7.37%	8.19%
MSCI World Index (net)	19.58%	12.87%	13.68%
70% MSCI World Index (net); 30% Bloomberg U.S. Aggregate Bond Index	15.73%	8.93%	9.51%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$127M
Total number of portfolio holdings	14
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	72%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704H795 (03/26)
SunAmerica Series Trust

SunAmerica Series Trust
SA BlackRock Multi-Factor 70/30
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA BlackRock Multi-Factor 70/30 Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA BlackRock Multi-Factor 70/30 Portfolio (Class 3)*	$63	0.59%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 13.06% for the year ended January 31, 2026, compared to 19.58% for the MSCI World Index (net) (a broad-based securities market index) and 15.73% for the Blended Index (the "Performance Index") comprised of 70% MSCI World Index (net); 30% Bloomberg U.S. Aggregate Bond Index. Over the period, U.S. equity markets advanced, alongside solid performance from non-U.S. equity markets. Fixed income also performed well as inflation eased and rates declined. Corporate credit and agency mortgage-backed securities outperformed, while longer-duration U.S. Treasuries lagged amid rising long-end yields.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following factors: momentum; value. Allocations in the following sectors: financials; industrials; consumer discretionary. Security selection in the following sectors: information technology; materials; health care
For the fixed income segment of the fund  | Allocations in the following sectors: corporate credit; high yield; U.S. Treasuries
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following factors: quality; size; minimum volatility. Allocations in the following sectors: information technology; health care; consumer staples. Security selection in the following sectors: financials; communication services; utilities
For the fixed income segment of the fund  | Allocations in the following sectors: agency mortgage-backed securities. Security selection in the following sectors: agency mortgage-backed securities; U.S. Treasuries
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 10/13/2020
SA BlackRock Multi-Factor 70/30 Portfolio (Class 3)	13.06%	7.11%	7.93%
MSCI World Index (net)	19.58%	12.87%	13.68%
70% MSCI World Index (net); 30% Bloomberg U.S. Aggregate Bond Index	15.73%	8.93%	9.51%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$127M
Total number of portfolio holdings	14
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	72%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704H787 (03/26)
SunAmerica Series Trust

SunAmerica Series Trust
SA Emerging Markets Equity Index
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Emerging Markets Equity Index Portfolio (Class 1)*	$70	0.58%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is optimized to approximate the MSCI Emerging Markets Index (net) before expenses.
The Class 1 shares posted a return of 42.71% for the year ended January 31, 2026, compared to 34.87% for the MSCI ACWI ex-U.S. Index (net) (a broad-based securities market index) and 42.84% for the MSCI Emerging Markets Index (net) (the "Performance Index"). Over the period, emerging market equities, represented by the MSCI Emerging Markets Index (net), delivered double-digit returns, outperforming U.S. large cap equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered | On an absolute basis - allocations in the following sectors: information technology; financials; materials. Position weightings: SK Hynix, Inc.; Samsung Electronics Co., Ltd.; Taiwan Semiconductor Manufacturing Co., Ltd. Allocations in the following countries/regions: Korea; Taiwan; China
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: financials; communication services; consumer discretionary. Position weightings: Tencent Holdings, Ltd. ADR; Alibaba Group Holding, Ltd.; Xiaomi Corp., Class B. Allocations in the following countries/regions: China; India; South Africa
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: consumer staples. Position weightings: Xiaomi Corp., Class B; Meituan, Class B; HDFC Bank, Ltd. ADR Allocations in the following countries/regions: India; Indonesia
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: information technology; energy; real estate. Position weightings: Taiwan Semiconductor Manufacturing Co., Ltd.; Hon Hai Precision Industry Co., Ltd. GDR; Xiaomi Corp., Class B. Allocations in the following countries/regions: Taiwan; Indonesia; Saudi Arabia
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 5/1/2018
SA Emerging Markets Equity Index Portfolio (Class 1)	42.71%	4.59%	5.76%
MSCI ACWI ex-U.S. Index (net)	34.87%	9.12%	7.74%
MSCI Emerging Markets Index (net)	42.84%	5.34%	6.12%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$122M
Total number of portfolio holdings	1,018
Total net advisory fee paid	$0.5M
Portfolio turnover rate during the reporting period	18%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	23.2%
Banks	15.1%
Internet	12.0%
Diversified Financial Services	4.2%
Mining	3.9%
Oil & Gas	3.7%
Telecommunications	3.5%
Insurance	2.6%
Auto Manufacturers	2.5%
Computers	2.3%
Electronics	2.0%
Electric	1.7%
Pharmaceuticals	1.6%
Retail	1.4%
Software	1.4%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 30, 2025, Blackrock Investment Management, LLC ("BlackRock") was appointed as subadvisor to the Portfolio, making BlackRock the subadvisor to the Fund, Additionally, changes to the Fund's investment strategies and techniques were adjusted to match the investment processes and techniques used by BlackRock. As a result of these changes, derivatives risks and ETF risk were added as principal risks. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704H506 (03/26)
SunAmerica Series Trust

SunAmerica Series Trust
SA Emerging Markets Equity Index
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Emerging Markets Equity Index Portfolio (Class 3)*	$101	0.83%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is optimized to approximate the MSCI Emerging Markets Index (net) before expenses.
The Class 3 shares posted a return of 42.42% for the year ended January 31, 2026, compared to 34.87% for the MSCI ACWI ex-U.S. Index (net) (a broad-based securities market index) and 42.84% for the MSCI Emerging Markets Index (net) (the "Performance Index"). Over the period, emerging market equities, represented by the MSCI Emerging Markets Index (net), delivered double-digit returns, outperforming U.S. large cap equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered | On an absolute basis - allocations in the following sectors: information technology; financials; materials. Position weightings: SK Hynix, Inc.; Samsung Electronics Co., Ltd.; Taiwan Semiconductor Manufacturing Co., Ltd. Allocations in the following countries/regions: Korea; Taiwan; China
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: financials; communication services; consumer discretionary. Position weightings: Tencent Holdings, Ltd. ADR; Alibaba Group Holding, Ltd.; Xiaomi Corp., Class B. Allocations in the following countries/regions: China; India; South Africa
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: consumer staples. Position weightings: Xiaomi Corp., Class B; Meituan, Class B; HDFC Bank, Ltd. ADR Allocations in the following countries/regions: India; Indonesia
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: information technology; energy; real estate. Position weightings: Taiwan Semiconductor Manufacturing Co., Ltd.; Hon Hai Precision Industry Co., Ltd. GDR; Xiaomi Corp., Class B. Allocations in the following countries/regions: Taiwan; Indonesia; Saudi Arabia
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 5/1/2018
SA Emerging Markets Equity Index Portfolio (Class 3)	42.42%	4.34%	5.50%
MSCI ACWI ex-U.S. Index (net)	34.87%	9.12%	7.74%
MSCI Emerging Markets Index (net)	42.84%	5.34%	6.12%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$122M
Total number of portfolio holdings	1,018
Total net advisory fee paid	$0.5M
Portfolio turnover rate during the reporting period	18%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	23.2%
Banks	15.1%
Internet	12.0%
Diversified Financial Services	4.2%
Mining	3.9%
Oil & Gas	3.7%
Telecommunications	3.5%
Insurance	2.6%
Auto Manufacturers	2.5%
Computers	2.3%
Electronics	2.0%
Electric	1.7%
Pharmaceuticals	1.6%
Retail	1.4%
Software	1.4%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 30, 2025, Blackrock Investment Management, LLC ("BlackRock") was appointed as subadvisor to the Portfolio, making BlackRock the subadvisor to the Fund, Additionally, changes to the Fund's investment strategies and techniques were adjusted to match the investment processes and techniques used by BlackRock. As a result of these changes, derivatives risks and ETF risk were added as principal risks. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704H605 (03/26)
SunAmerica Series Trust

SunAmerica Series Trust
SA Federated Hermes Corporate Bond
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Federated Hermes Corporate Bond Portfolio (Class 1)*	$57	0.55%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 6.67% for the year ended January 31, 2026, compared to 6.85% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 7.48% for the Blended Index (the "Performance Index") comprised of 75% Bloomberg U.S. Credit Index; 25% Bloomberg U.S. High Yield - 2% Issuer Cap Index (the "Performance Index"). Over the period, the U.S. credit markets generated positive returns over the last 12 months with the Bloomberg U.S. Credit Index returning 7.40% and Bloomberg U.S. High Yield - 2% Issuer Cap Index returning 7.73%. Option adjusted spreads (OAS) were little changed during the period, with investment grade OAS slightly tighter and high yield OAS slightly wider.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | supranational; consumer cyclical; consumer non-cyclical
Security selection in the following sectors  | capital goods; energy; insurance
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | sovereign bonds; technology; cash
Security selection in the following sectors  | communications; banking
In aggregate  | sector allocation
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Federated Hermes Corporate Bond Portfolio (Class 1)	6.67%	0.61%	3.76%
Bloomberg U.S. Aggregate Bond Index	6.85%	(0.20)%	1.88%
75% Bloomberg U.S. Credit Index; 25% Bloomberg U.S. High Yield - 2% Issuer Cap Index	7.48%	1.31%	4.03%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,511M
Total number of portfolio holdings	845
Total net advisory fee paid	$7.8M
Portfolio turnover rate during the reporting period	31%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	18.7%
Telecommunications	5.9%
Electric	5.6%
Pharmaceuticals	4.0%
Pipelines	4.0%
Software	3.6%
Oil & Gas	3.2%
Media	3.1%
Internet	3.1%
Commercial Services	2.7%
Computers	2.7%
Beverages	2.7%
Retail	2.7%
REITS	2.6%
Semiconductors	2.6%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T501 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Federated Hermes Corporate Bond
Class 2
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Federated Hermes Corporate Bond Portfolio (Class 2)*	$72	0.70%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 6.50% for the year ended January 31, 2026, compared to 6.85% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 7.48% for the Blended Index (the "Performance Index") comprised of 75% Bloomberg U.S. Credit Index; 25% Bloomberg U.S. High Yield - 2% Issuer Cap Index (the "Performance Index"). Over the period, the U.S. credit markets generated positive returns over the last 12 months with the Bloomberg U.S. Credit Index returning 7.40% and Bloomberg U.S. High Yield - 2% Issuer Cap Index returning 7.73%. Option adjusted spreads (OAS) were little changed during the period, with investment grade OAS slightly tighter and high yield OAS slightly wider.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | supranational; consumer cyclical; consumer non-cyclical
Security selection in the following sectors  | capital goods; energy; insurance
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | sovereign bonds; technology; cash
Security selection in the following sectors  | communications; banking
In aggregate  | sector allocation
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Federated Hermes Corporate Bond Portfolio (Class 2)	6.50%	0.45%	3.60%
Bloomberg U.S. Aggregate Bond Index	6.85%	(0.20)%	1.88%
75% Bloomberg U.S. Credit Index; 25% Bloomberg U.S. High Yield - 2% Issuer Cap Index	7.48%	1.31%	4.03%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,511M
Total number of portfolio holdings	845
Total net advisory fee paid	$7.8M
Portfolio turnover rate during the reporting period	31%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	18.7%
Telecommunications	5.9%
Electric	5.6%
Pharmaceuticals	4.0%
Pipelines	4.0%
Software	3.6%
Oil & Gas	3.2%
Media	3.1%
Internet	3.1%
Commercial Services	2.7%
Computers	2.7%
Beverages	2.7%
Retail	2.7%
REITS	2.6%
Semiconductors	2.6%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T519 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Federated Hermes Corporate Bond
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Federated Hermes Corporate Bond Portfolio (Class 3)*	$83	0.80%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 6.39% for the year ended January 31, 2026, compared to 6.85% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 7.48% for the Blended Index (the "Performance Index") comprised of 75% Bloomberg U.S. Credit Index; 25% Bloomberg U.S. High Yield - 2% Issuer Cap Index (the "Performance Index"). Over the period, the U.S. credit markets generated positive returns over the last 12 months with the Bloomberg U.S. Credit Index returning 7.40% and Bloomberg U.S. High Yield - 2% Issuer Cap Index returning 7.73%. Option adjusted spreads (OAS) were little changed during the period, with investment grade OAS slightly tighter and high yield OAS slightly wider.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | supranational; consumer cyclical; consumer non-cyclical
Security selection in the following sectors  | capital goods; energy; insurance
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | sovereign bonds; technology; cash
Security selection in the following sectors  | communications; banking
In aggregate  | sector allocation
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Federated Hermes Corporate Bond Portfolio (Class 3)	6.39%	0.34%	3.50%
Bloomberg U.S. Aggregate Bond Index	6.85%	(0.20)%	1.88%
75% Bloomberg U.S. Credit Index; 25% Bloomberg U.S. High Yield - 2% Issuer Cap Index	7.48%	1.31%	4.03%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,511M
Total number of portfolio holdings	845
Total net advisory fee paid	$7.8M
Portfolio turnover rate during the reporting period	31%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	18.7%
Telecommunications	5.9%
Electric	5.6%
Pharmaceuticals	4.0%
Pipelines	4.0%
Software	3.6%
Oil & Gas	3.2%
Media	3.1%
Internet	3.1%
Commercial Services	2.7%
Computers	2.7%
Beverages	2.7%
Retail	2.7%
REITS	2.6%
Semiconductors	2.6%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes

This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T493 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Fidelity Institutional AM® Global Equities
(formerly SA JPMorgan Global Equities Portfolio)
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® Global Equities Portfolio (Class 1)*	$92	0.83%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 21.45% for the year ended January 31, 2026, compared to 19.58% for the MSCI World Index (net) (a broad-based securities market index & "Performance Index"). Over the period, global equities outperformed U.S. equities but underperformed developed non-U.S. and emerging markets equities, according to the MSCI family of indices.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
J.P. Morgan Investment Management Inc. – see Material Fund Changes for the time period covered | Allocations in the following sectors: financials; materials; consumer staples. Security selection in the following sectors: consumer staples; financials; real estate. Position weightings: NVIDIA Corp.; Seagate Technology Holdings PLC; Heidelberg Materials AG. Countries/Regions: Hong Kong; Denmark; Austria
FIAM LLC – see Material Fund Changes for the time period covered  | Allocations in the following sectors: consumer staples; energy; communication services. Security selection in the following sectors: information technology; financials; utilities. Position weightings: Sandisk Corp.; Western Digital Corp.; Micron Technology, Inc. Countries/Regions: Belgium; Ireland; Japan
TOP PERFORMANCE DETRACTORS
J.P. Morgan Investment Management Inc. – see Material Fund Changes for the time period covered  | Allocations in the following sectors: industrials; utilities; real estate. Security selection in the following sectors: industrials; utilities; energy. Position weightings: Bristol-Myers Squibb Co.; UnitedHealth Group, Inc.; Allison Transmission Holdings, Inc. Countries/Regions: United States; Spain; Switzerland
FIAM LLC – see Material Fund Changes for the time period covered  | Allocations in the following sectors: financials; information technology; materials. Security selection in the following sectors: consumer staples; industrials; consumer discretionary. Position weightings: Tesla, Inc.; Kyndryl Holdings, Inc.; Flutter Entertainment PLC. Countries/Regions: Germany; Switzerland; Denmark
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Fidelity Institutional AM® Global Equities Portfolio (Class 1)	21.45%	14.36%	12.31%
MSCI World Index (net)	19.58%	12.87%	13.11%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$355M
Total number of portfolio holdings	363
Total net advisory fee paid	$2.4M
Portfolio turnover rate during the reporting period	129%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	11.2%
Semiconductors	11.1%
Banks	9.3%
Computers	6.5%
Software	6.4%
Pharmaceuticals	5.2%
Unaffiliated Investment Companies	4.4%
Oil & Gas	2.8%
Diversified Financial Services	2.8%
Electric	2.5%
Aerospace/Defense	2.4%
Insurance	2.3%
Biotechnology	2.2%
Auto Manufacturers	2.1%
Telecommunications	2.0%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective July 28, 2025, FIAM LLC was appointed as subadviser replacing the existing subadviser, J.P. Morgan Investment Management Inc. In connection with this change, the Portfolio’s name was changed to the SA Fidelity Institutional AM® Global Equities Portfolio, and its investment goal was changed to: “The Portfolio’s investment goal is to seek long-term capital appreciation.” Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the subadviser. As a result of these changes, mid-cap companies risk, preferred stock risk, convertible securities risk, warrants and rights risk, stapled securities risk, real estate investment trusts risk, and depository receipts risk were added as principal risks, and small- and mid-cap companies risk was removed as a principal risk. Additionally, effective July 28, 2025, a contractual advisory fee waiver was implemented in the amount of 0.03% of average daily net assets at each of the Portfolio’s advisory fee breakpoint levels. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T717 (03/26)
SunAmerica Series Trust

SunAmerica Series Trust
SA Fidelity Institutional AM® Global Equities
(formerly SA JPMorgan Global Equities Portfolio)
Class 2
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® Global Equities Portfolio (Class 2)*	$108	0.98%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 21.29% for the year ended January 31, 2026, compared to 19.58% for the MSCI World Index (net) (a broad-based securities market index & "Performance Index"). Over the period, global equities outperformed U.S. equities but underperformed developed non-U.S. and emerging markets equities, according to the MSCI family of indices.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
J.P. Morgan Investment Management Inc. – see Material Fund Changes for the time period covered | Allocations in the following sectors: financials; materials; consumer staples. Security selection in the following sectors: consumer staples; financials; real estate. Position weightings: NVIDIA Corp.; Seagate Technology Holdings PLC; Heidelberg Materials AG. Countries/Regions: Hong Kong; Denmark; Austria
FIAM LLC – see Material Fund Changes for the time period covered  | Allocations in the following sectors: consumer staples; energy; communication services. Security selection in the following sectors: information technology; financials; utilities. Position weightings: Sandisk Corp.; Western Digital Corp.; Micron Technology, Inc. Countries/Regions: Belgium; Ireland; Japan
TOP PERFORMANCE DETRACTORS
J.P. Morgan Investment Management Inc. – see Material Fund Changes for the time period covered  | Allocations in the following sectors: industrials; utilities; real estate. Security selection in the following sectors: industrials; utilities; energy. Position weightings: Bristol-Myers Squibb Co.; UnitedHealth Group, Inc.; Allison Transmission Holdings, Inc. Countries/Regions: United States; Spain; Switzerland
FIAM LLC – see Material Fund Changes for the time period covered  | Allocations in the following sectors: financials; information technology; materials. Security selection in the following sectors: consumer staples; industrials; consumer discretionary. Position weightings: Tesla, Inc.; Kyndryl Holdings, Inc.; Flutter Entertainment PLC. Countries/Regions: Germany; Switzerland; Denmark
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Fidelity Institutional AM® Global Equities Portfolio (Class 2)	21.29%	14.20%	12.14%
MSCI World Index (net)	19.58%	12.87%	13.11%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$355M
Total number of portfolio holdings	363
Total net advisory fee paid	$2.4M
Portfolio turnover rate during the reporting period	129%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	11.2%
Semiconductors	11.1%
Banks	9.3%
Computers	6.5%
Software	6.4%
Pharmaceuticals	5.2%
Unaffiliated Investment Companies	4.4%
Oil & Gas	2.8%
Diversified Financial Services	2.8%
Electric	2.5%
Aerospace/Defense	2.4%
Insurance	2.3%
Biotechnology	2.2%
Auto Manufacturers	2.1%
Telecommunications	2.0%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective July 28, 2025, FIAM LLC was appointed as subadviser replacing the existing subadviser, J.P. Morgan Investment Management Inc. In connection with this change, the Portfolio’s name was changed to the SA Fidelity Institutional AM® Global Equities Portfolio, and its investment goal was changed to: “The Portfolio’s investment goal is to seek long-term capital appreciation.” Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the subadviser. As a result of these changes, mid-cap companies risk, preferred stock risk, convertible securities risk, warrants and rights risk, stapled securities risk, real estate investment trusts risk, and depository receipts risk were added as principal risks, and small- and mid-cap companies risk was removed as a principal risk. Additionally, effective July 28, 2025, a contractual advisory fee waiver was implemented in the amount of 0.03% of average daily net assets at each of the Portfolio’s advisory fee breakpoint levels. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T360 (03/26)
SunAmerica Series Trust

SunAmerica Series Trust
SA Fidelity Institutional AM® Global Equities
(formerly SA JPMorgan Global Equities Portfolio)
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® Global Equities Portfolio (Class 3)*	$119	1.08%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 21.13% for the year ended January 31, 2026, compared to 19.58% for the MSCI World Index (net) (a broad-based securities market index & "Performance Index"). Over the period, global equities outperformed U.S. equities but underperformed developed non-U.S. and emerging markets equities, according to the MSCI family of indices.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
J.P. Morgan Investment Management Inc. – see Material Fund Changes for the time period covered | Allocations in the following sectors: financials; materials; consumer staples. Security selection in the following sectors: consumer staples; financials; real estate. Position weightings: NVIDIA Corp.; Seagate Technology Holdings PLC; Heidelberg Materials AG. Countries/Regions: Hong Kong; Denmark; Austria
FIAM LLC – see Material Fund Changes for the time period covered  | Allocations in the following sectors: consumer staples; energy; communication services. Security selection in the following sectors: information technology; financials; utilities. Position weightings: Sandisk Corp.; Western Digital Corp.; Micron Technology, Inc. Countries/Regions: Belgium; Ireland; Japan
TOP PERFORMANCE DETRACTORS
J.P. Morgan Investment Management Inc. – see Material Fund Changes for the time period covered  | Allocations in the following sectors: industrials; utilities; real estate. Security selection in the following sectors: industrials; utilities; energy. Position weightings: Bristol-Myers Squibb Co.; UnitedHealth Group, Inc.; Allison Transmission Holdings, Inc. Countries/Regions: United States; Spain; Switzerland
FIAM LLC – see Material Fund Changes for the time period covered  | Allocations in the following sectors: financials; information technology; materials. Security selection in the following sectors: consumer staples; industrials; consumer discretionary. Position weightings: Tesla, Inc.; Kyndryl Holdings, Inc.; Flutter Entertainment PLC. Countries/Regions: Germany; Switzerland; Denmark
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Fidelity Institutional AM® Global Equities Portfolio (Class 3)	21.13%	14.07%	12.02%
MSCI World Index (net)	19.58%	12.87%	13.11%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$355M
Total number of portfolio holdings	363
Total net advisory fee paid	$2.4M
Portfolio turnover rate during the reporting period	129%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	11.2%
Semiconductors	11.1%
Banks	9.3%
Computers	6.5%
Software	6.4%
Pharmaceuticals	5.2%
Unaffiliated Investment Companies	4.4%
Oil & Gas	2.8%
Diversified Financial Services	2.8%
Electric	2.5%
Aerospace/Defense	2.4%
Insurance	2.3%
Biotechnology	2.2%
Auto Manufacturers	2.1%
Telecommunications	2.0%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective July 28, 2025, FIAM LLC was appointed as subadviser replacing the existing subadviser, J.P. Morgan Investment Management Inc. In connection with this change, the Portfolio’s name was changed to the SA Fidelity Institutional AM® Global Equities Portfolio, and its investment goal was changed to: “The Portfolio’s investment goal is to seek long-term capital appreciation.” Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the subadviser. As a result of these changes, mid-cap companies risk, preferred stock risk, convertible securities risk, warrants and rights risk, stapled securities risk, real estate investment trusts risk, and depository receipts risk were added as principal risks, and small- and mid-cap companies risk was removed as a principal risk. Additionally, effective July 28, 2025, a contractual advisory fee waiver was implemented in the amount of 0.03% of average daily net assets at each of the Portfolio’s advisory fee breakpoint levels. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T352 (03/26)
SunAmerica Series Trust

SunAmerica Series Trust
SA Fidelity Institutional AM® International Growth
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® International Growth Portfolio (Class 1)*	$97	0.89%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 18.52% for the year ended January 31, 2026, compared to 34.87% for the MSCI ACWI ex-U.S. Index (net) (a broad-based securities market index & "Performance Index"). For the fiscal year period, U.S. equities underperformed international developed and emerging markets equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | health care; consumer staples; consumer discretionary
Security selection in the following sectors  | energy; utilities
Position weightings  | Siemens AG; Rolls-Royce Holdings PLC; Next Vision Stabilized Systems, Ltd.
Countries/Regions  | Australia (lack of exposure); Saudi Arabia (lack of exposure); Israel
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | communication services; utilities
Security selection in the following sectors  | financials; industrials; consumer discretionary
Position weightings  | Constellation Software, Inc.; Samsung Electronics Co., Ltd. GDR (lack of exposure); RELX PLC (XAMS)
Countries/Regions   | South Korea (lack of exposure); India; Germany
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 5/1/2019
SA Fidelity Institutional AM® International Growth Portfolio (Class 1)	18.52%	7.23%	10.20%
MSCI ACWI ex-U.S. Index (net)	34.87%	9.12%	9.46%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$254M
Total number of portfolio holdings	62
Total net advisory fee paid	$1.9M
Portfolio turnover rate during the reporting period	115%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	16.2%
Banks	14.2%
Aerospace/Defense	7.5%
Internet	7.0%
Machinery-Construction & Mining	6.1%
Commercial Services	5.2%
Mining	4.9%
Building Materials	4.8%
Diversified Financial Services	4.4%
Insurance	4.4%
Software	4.1%
Electrical Components & Equipment	3.7%
Engineering & Construction	2.7%
Electric	2.0%
Transportation	2.0%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704H845 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Fidelity Institutional AM® International Growth
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® International Growth Portfolio (Class 3)*	$124	1.14%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 18.23% for the year ended January 31, 2026, compared to 34.87% for the MSCI ACWI ex-U.S. Index (net) (a broad-based securities market index & "Performance Index"). For the fiscal year period, U.S. equities underperformed international developed and emerging markets equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | health care; consumer staples; consumer discretionary
Security selection in the following sectors  | energy; utilities
Position weightings  | Siemens AG; Rolls-Royce Holdings PLC; Next Vision Stabilized Systems, Ltd.
Countries/Regions  | Australia (lack of exposure); Saudi Arabia (lack of exposure); Israel
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | communication services; utilities
Security selection in the following sectors  | financials; industrials; consumer discretionary
Position weightings  | Constellation Software, Inc.; Samsung Electronics Co., Ltd. GDR (lack of exposure); RELX PLC (XAMS)
Countries/Regions   | South Korea (lack of exposure); India; Germany
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 5/1/2019
SA Fidelity Institutional AM® International Growth Portfolio (Class 3)	18.23%	6.96%	9.94%
MSCI ACWI ex-U.S. Index (net)	34.87%	9.12%	9.46%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$254M
Total number of portfolio holdings	62
Total net advisory fee paid	$1.9M
Portfolio turnover rate during the reporting period	115%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	16.2%
Banks	14.2%
Aerospace/Defense	7.5%
Internet	7.0%
Machinery-Construction & Mining	6.1%
Commercial Services	5.2%
Mining	4.9%
Building Materials	4.8%
Diversified Financial Services	4.4%
Insurance	4.4%
Software	4.1%
Electrical Components & Equipment	3.7%
Engineering & Construction	2.7%
Electric	2.0%
Transportation	2.0%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704H837 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Fidelity Institutional AM® Real Estate
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® Real Estate Portfolio (Class 1)*	$86	0.85%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 2.17% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 4.92% for the FTSE NAREIT Equity REITs Index (the "Performance Index"). Over the period, U.S. REITs lagged the performance of the U.S. equity market at large. U.S. REITs also underperformed Global REITs during the reporting period.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | office; gaming; specialty
Security selection in the following sectors  | health care; apartments; manufactured homes
Position weightings  | Ventas, Inc.; Alexandria Real Estate Equities, Inc. (lack of exposure); Jones Lang Lasalle, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | health care; self-storage; diversified
Security selection in the following sectors  | free standing; office; regional malls
Position weightings  | Douglas Emmett, Inc.; Welltower, Inc.; Americold Realty Trust, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Fidelity Institutional AM® Real Estate Portfolio (Class 1)	2.17%	5.54%	6.05%
S&P 500® Index	16.35%	14.99%	15.57%
FTSE NAREIT Equity REITs Index	4.92%	7.25%	6.38%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$242M
Total number of portfolio holdings	30
Total net advisory fee paid	$1.9M
Portfolio turnover rate during the reporting period	45%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
REITS	97.2%
Real Estate	1.5%
Internet	1.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T204 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Fidelity Institutional AM® Real Estate
Class 2
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® Real Estate Portfolio (Class 2)*	$101	1.00%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 2.00% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 4.92% for the FTSE NAREIT Equity REITs Index (the "Performance Index"). Over the period, U.S. REITs lagged the performance of the U.S. equity market at large. U.S. REITs also underperformed Global REITs during the reporting period.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | office; gaming; specialty
Security selection in the following sectors  | health care; apartments; manufactured homes
Position weightings  | Ventas, Inc.; Alexandria Real Estate Equities, Inc. (lack of exposure); Jones Lang Lasalle, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | health care; self-storage; diversified
Security selection in the following sectors  | free standing; office; regional malls
Position weightings  | Douglas Emmett, Inc.; Welltower, Inc.; Americold Realty Trust, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Fidelity Institutional AM® Real Estate Portfolio (Class 2)	2.00%	5.37%	5.88%
S&P 500® Index	16.35%	14.99%	15.57%
FTSE NAREIT Equity REITs Index	4.92%	7.25%	6.38%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$242M
Total number of portfolio holdings	30
Total net advisory fee paid	$1.9M
Portfolio turnover rate during the reporting period	45%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
REITS	97.2%
Real Estate	1.5%
Internet	1.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T329 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Fidelity Institutional AM® Real Estate
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® Real Estate Portfolio (Class 3)*	$111	1.10%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 1.84% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 4.92% for the FTSE NAREIT Equity REITs Index (the "Performance Index"). Over the period, U.S. REITs lagged the performance of the U.S. equity market at large. U.S. REITs also underperformed Global REITs during the reporting period.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | office; gaming; specialty
Security selection in the following sectors  | health care; apartments; manufactured homes
Position weightings  | Ventas, Inc.; Alexandria Real Estate Equities, Inc. (lack of exposure); Jones Lang Lasalle, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | health care; self-storage; diversified
Security selection in the following sectors  | free standing; office; regional malls
Position weightings  | Douglas Emmett, Inc.; Welltower, Inc.; Americold Realty Trust, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Fidelity Institutional AM® Real Estate Portfolio (Class 3)	1.84%	5.27%	5.78%
S&P 500® Index	16.35%	14.99%	15.57%
FTSE NAREIT Equity REITs Index	4.92%	7.25%	6.38%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$242M
Total number of portfolio holdings	30
Total net advisory fee paid	$1.9M
Portfolio turnover rate during the reporting period	45%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
REITS	97.2%
Real Estate	1.5%
Internet	1.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T311 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Fixed Income Index
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Fixed Income Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fixed Income Index Portfolio (Class 1)*	$34	0.33%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is managed to produce investment results that correspond with the Bloomberg U.S. Government/Credit Index before expenses.
The Class 1 shares posted a return of 5.91% for the year ended January 31, 2026, compared to 6.85% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 6.31% for the Bloomberg U.S. Government/Credit Index (the "Performance Index"). Over the period, the aggregate bond market witnessed positive returns over the last 12 months as economic data entering 2026 showed stabilization in rate volatility following late 2025 disruptions.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered | On an absolute basis allocations in the following sectors: U.S. Treasuries; corporate bonds; government-related securities
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis allocations in the following sectors: corporate bonds; ETFs
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis allocations in the following sectors: cash
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis allocations in the following sectors: U.S. Treasuries; government-related securities
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 2/6/2017
SA Fixed Income Index Portfolio (Class 1)	5.91%	(0.34)%	1.83%
Bloomberg U.S. Aggregate Bond Index	6.85%	(0.20)%	1.95%
Bloomberg U.S. Government/Credit Index	6.31%	(0.38)%	2.05%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$535M
Total number of portfolio holdings	1,285
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	72%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	51.4%
Banks	7.9%
Unaffiliated Investment Companies	7.1%
Electric	2.8%
Foreign Government Obligations	2.8%
Multi-National	1.8%
Pharmaceuticals	1.5%
Telecommunications	1.5%
Diversified Financial Services	1.4%
Healthcare-Services	1.3%
REITS	1.3%
Pipelines	1.3%
Oil & Gas	1.1%
Retail	1.0%
Software	0.9%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 30, 2025, BlackRock Investment Management, LLC (“BlackRock”) was appointed as subadvisor to the Portfolio, making BlackRock the sole subadvisor to the Fund. Additionally, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by BlackRock. As a result of these changes, derivatives risk and ETF risk were added as principal risks. Finally, effective April 30, 2025, a contractual advisory fee waiver was implemented in an amount equal to the Portfolio’s expenses related to investments in ETFs managed or advised by BlackRock or its affiliates. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C119 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Fixed Income Index
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Fixed Income Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fixed Income Index Portfolio (Class 3)*	$60	0.58%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is managed to produce investment results that correspond with the Bloomberg U.S. Government/Credit Index before expenses.
The Class 3 shares posted a return of 5.59% for the year ended January 31, 2026, compared to 6.85% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 6.31% for the Bloomberg U.S. Government/Credit Index (the "Performance Index"). Over the period, the aggregate bond market witnessed positive returns over the last 12 months as economic data entering 2026 showed stabilization in rate volatility following late 2025 disruptions.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered | On an absolute basis allocations in the following sectors: U.S. Treasuries; corporate bonds; government-related securities
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis allocations in the following sectors: corporate bonds; ETFs
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis allocations in the following sectors: cash
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis allocations in the following sectors: U.S. Treasuries; government-related securities
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 2/6/2017
SA Fixed Income Index Portfolio (Class 3)	5.59%	(0.60)%	1.57%
Bloomberg U.S. Aggregate Bond Index	6.85%	(0.20)%	1.95%
Bloomberg U.S. Government/Credit Index	6.31%	(0.38)%	2.05%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$535M
Total number of portfolio holdings	1,285
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	72%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	51.4%
Banks	7.9%
Unaffiliated Investment Companies	7.1%
Electric	2.8%
Foreign Government Obligations	2.8%
Multi-National	1.8%
Pharmaceuticals	1.5%
Telecommunications	1.5%
Diversified Financial Services	1.4%
Healthcare-Services	1.3%
REITS	1.3%
Pipelines	1.3%
Oil & Gas	1.1%
Retail	1.0%
Software	0.9%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 30, 2025, BlackRock Investment Management, LLC (“BlackRock”) was appointed as subadvisor to the Portfolio, making BlackRock the sole subadvisor to the Fund. Additionally, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by BlackRock. As a result of these changes, derivatives risk and ETF risk were added as principal risks. Finally, effective April 30, 2025, a contractual advisory fee waiver was implemented in an amount equal to the Portfolio’s expenses related to investments in ETFs managed or advised by BlackRock or its affiliates. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C127 (03/26)
SunAmerica Series Trust

SunAmerica Series Trust
SA Fixed Income Intermediate Index
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fixed Income Intermediate Index Portfolio (Class 1)*	$34	0.33%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is managed to produce investment results that correspond with the Bloomberg U.S. Intermediate Government/Credit Index before expenses.
The Class 1 shares posted a return of 5.81% for the year ended January 31, 2026, compared to 6.85% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 6.44% for the Bloomberg Intermediate U.S. Government/Credit Index (the "Performance Index"). Over the period, the aggregate bond market witnessed positive returns over the last 12 months as economic data entering 2026 showed stabilization in rate volatility following late 2025 disruptions.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered | On an absolute basis allocations in the following sectors: U.S. Treasuries; government-related securities
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis allocations in the following sectors: corporate bonds; ETFs
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis allocations in the following sectors: cash; corporate bonds
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis allocations in the following sectors: U.S. Treasuries; government-related securities
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 10/6/2017
SA Fixed Income Intermediate Index Portfolio (Class 1)	5.81%	1.05%	2.07%
Bloomberg U.S. Aggregate Bond Index	6.85%	(0.20)%	1.74%
Bloomberg Intermediate U.S. Government/Credit Index	6.44%	1.03%	2.23%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$513M
Total number of portfolio holdings	1,155
Total net advisory fee paid	$1.4M
Portfolio turnover rate during the reporting period	80%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	52.8%
Banks	9.3%
Unaffiliated Investment Companies	8.5%
Multi-National	2.6%
Foreign Government Obligations	2.5%
Electric	2.5%
Pharmaceuticals	1.5%
REITS	1.3%
Diversified Financial Services	1.3%
Telecommunications	1.0%
Oil & Gas	1.0%
Pipelines	1.0%
Auto Manufacturers	1.0%
Healthcare-Services	0.8%
Software	0.8%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 30, 2025, BlackRock Investment Management, LLC (“BlackRock”) was appointed as subadvisor to the Portfolio, making BlackRock the sole subadvisor to the Fund. Additionally, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by BlackRock. As a result of these changes, derivatives risk and ETF risk were added as principal risks. Finally, effective April 30, 2025, a contractual advisory fee waiver was implemented in an amount equal to the Portfolio’s expenses related to investments in ETFs managed or advised by BlackRock or its affiliates. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C424 (03/26)
SunAmerica Series Trust

SunAmerica Series Trust
SA Fixed Income Intermediate Index
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fixed Income Intermediate Index Portfolio (Class 3)*	$60	0.58%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is managed to produce investment results that correspond with the Bloomberg U.S. Intermediate Government/Credit Index before expenses.
The Class 3 shares posted a return of 5.61% for the year ended January 31, 2026, compared to 6.85% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 6.44% for the Bloomberg Intermediate U.S. Government/Credit Index (the "Performance Index"). Over the period, the aggregate bond market witnessed positive returns over the last 12 months as economic data entering 2026 showed stabilization in rate volatility following late 2025 disruptions.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered | On an absolute basis allocations in the following sectors: U.S. Treasuries; government-related securities
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis allocations in the following sectors: corporate bonds; ETFs
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis allocations in the following sectors: cash; corporate bonds
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis allocations in the following sectors: U.S. Treasuries; government-related securities
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 10/6/2017
SA Fixed Income Intermediate Index Portfolio (Class 3)	5.61%	0.79%	1.82%
Bloomberg U.S. Aggregate Bond Index	6.85%	(0.20)%	1.74%
Bloomberg Intermediate U.S. Government/Credit Index	6.44%	1.03%	2.23%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$513M
Total number of portfolio holdings	1,155
Total net advisory fee paid	$1.4M
Portfolio turnover rate during the reporting period	80%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	52.8%
Banks	9.3%
Unaffiliated Investment Companies	8.5%
Multi-National	2.6%
Foreign Government Obligations	2.5%
Electric	2.5%
Pharmaceuticals	1.5%
REITS	1.3%
Diversified Financial Services	1.3%
Telecommunications	1.0%
Oil & Gas	1.0%
Pipelines	1.0%
Auto Manufacturers	1.0%
Healthcare-Services	0.8%
Software	0.8%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 30, 2025, BlackRock Investment Management, LLC (“BlackRock”) was appointed as subadvisor to the Portfolio, making BlackRock the sole subadvisor to the Fund. Additionally, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by BlackRock. As a result of these changes, derivatives risk and ETF risk were added as principal risks. Finally, effective April 30, 2025, a contractual advisory fee waiver was implemented in an amount equal to the Portfolio’s expenses related to investments in ETFs managed or advised by BlackRock or its affiliates. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C416 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Franklin BW U.S. Large Cap Value
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin BW U.S. Large Cap Value Portfolio (Class 1)*	$75	0.70%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 15.41% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 15.83% for the Russell 1000® Value Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid-cap equities while underperforming small-cap equities, according to the Russell® family of indices. Value-oriented stocks outperformed growth stocks across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | real estate; energy; communication services
Security selection in the following sectors  | financials; health care; materials
Position weightings  | Johnson & Johnson; Newmont Corp.; Goldman Sachs Group, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | health care; information technology; financials
Security selection in the following sectors  | consumer staples; information technology; communication services
Position weightings  | UnitedHealth Group, Inc.; Micron Technology, Inc. (lack of exposure); Alphabet, Inc., Class A (lack of exposure)
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Franklin BW U.S. Large Cap Value Portfolio (Class 1)	15.41%	14.69%	12.74%
S&P 500® Index	16.35%	14.99%	15.57%
Russell 1000® Value Index	15.83%	12.53%	11.61%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,259M
Total number of portfolio holdings	222
Total net advisory fee paid	$8.1M
Portfolio turnover rate during the reporting period	71%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	20.9%
Oil & Gas	7.6%
Pharmaceuticals	7.5%
Insurance	6.5%
Telecommunications	4.8%
Retail	4.3%
Biotechnology	4.1%
Electric	3.2%
Media	2.7%
Beverages	2.6%
Transportation	2.5%
Healthcare-Services	2.2%
Semiconductors	2.2%
Auto Manufacturers	2.2%
Internet	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T790 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Franklin BW U.S. Large Cap Value
Class 2
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin BW U.S. Large Cap Value Portfolio (Class 2)*	$91	0.85%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 15.21% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 15.83% for the Russell 1000® Value Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid-cap equities while underperforming small-cap equities, according to the Russell® family of indices. Value-oriented stocks outperformed growth stocks across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | real estate; energy; communication services
Security selection in the following sectors  | financials; health care; materials
Position weightings  | Johnson & Johnson; Newmont Corp.; Goldman Sachs Group, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | health care; information technology; financials
Security selection in the following sectors  | consumer staples; information technology; communication services
Position weightings  | UnitedHealth Group, Inc.; Micron Technology, Inc. (lack of exposure); Alphabet, Inc., Class A (lack of exposure)
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Franklin BW U.S. Large Cap Value Portfolio (Class 2)	15.21%	14.51%	12.58%
S&P 500® Index	16.35%	14.99%	15.57%
Russell 1000® Value Index	15.83%	12.53%	11.61%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,259M
Total number of portfolio holdings	222
Total net advisory fee paid	$8.1M
Portfolio turnover rate during the reporting period	71%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	20.9%
Oil & Gas	7.6%
Pharmaceuticals	7.5%
Insurance	6.5%
Telecommunications	4.8%
Retail	4.3%
Biotechnology	4.1%
Electric	3.2%
Media	2.7%
Beverages	2.6%
Transportation	2.5%
Healthcare-Services	2.2%
Semiconductors	2.2%
Auto Manufacturers	2.2%
Internet	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T485 (03/26)
SunAmerica Series Trust

SunAmerica Series Trust
SA Franklin BW U.S. Large Cap Value
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin BW U.S. Large Cap Value Portfolio (Class 3)*	$102	0.95%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 15.16% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 15.83% for the Russell 1000® Value Index (the "Performance Index"). Over the period, U.S. large-cap equities underperformed small-cap equities, according to the Russell® family of indices. Value-oriented stocks outperformed growth stocks across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | real estate; energy; communication services
Security selection in the following sectors  | financials; health care; materials
Position weightings  | Johnson & Johnson; Newmont Corp.; Goldman Sachs Group, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | health care; information technology; financials
Security selection in the following sectors  | consumer staples; information technology; communication services
Position weightings  | UnitedHealth Group, Inc.; Micron Technology, Inc. (lack of exposure); Alphabet, Inc., Class A (lack of exposure)
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Franklin BW U.S. Large Cap Value Portfolio (Class 3)	15.16%	14.41%	12.47%
S&P 500® Index	16.35%	14.99%	15.57%
Russell 1000® Value Index	15.83%	12.53%	11.61%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,259M
Total number of portfolio holdings	222
Total net advisory fee paid	$8.1M
Portfolio turnover rate during the reporting period	71%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	20.9%
Oil & Gas	7.6%
Pharmaceuticals	7.5%
Insurance	6.5%
Telecommunications	4.8%
Retail	4.3%
Biotechnology	4.1%
Electric	3.2%
Media	2.7%
Beverages	2.6%
Transportation	2.5%
Healthcare-Services	2.2%
Semiconductors	2.2%
Auto Manufacturers	2.2%
Internet	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T477 (03/26)
SunAmerica Series Trust

SunAmerica Series Trust
SA Franklin Small Company Value
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Small Company Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Small Company Value Portfolio (Class 1)*	$101	0.95%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 12.39% for the year ended January 31, 2026, compared to 15.32% for the Russell 3000® Index (a broad-based securities market index) and 17.90% for the Russell 2000® Value Index (the "Performance Index"). Over the period, U.S. small-cap equities generally outperformed their large- and mid-cap counterparts, according to the Russell® family of indices. Value-oriented stocks outperformed growth across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | materials; real estate; information technology
Security selection in the following sectors  | energy; real estate; financials
Position weightings  | MKS, Inc.; QinetiQ Group PLC; Babcock International Group PLC
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | communication services; health care; consumer discretionary
Security selection in the following sectors  | materials; industrials; health care
Position weightings  | WillScot Holdings Corp.; ACI Worldwide, Inc.; EchoStar Corp., Class A (lack of exposure)
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Franklin Small Company Value Portfolio (Class 1)	12.39%	10.01%	11.06%
Russell 3000® Index	15.32%	13.60%	15.13%
Russell 2000® Value Index	17.90%	9.21%	10.76%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$296M
Total number of portfolio holdings	86
Total net advisory fee paid	$2.5M
Portfolio turnover rate during the reporting period	58%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	16.1%
Electronics	7.3%
Machinery-Diversified	7.1%
Semiconductors	6.1%
Insurance	5.7%
Healthcare-Products	4.1%
Retail	3.8%
Chemicals	3.7%
Metal Fabricate/Hardware	3.5%
Oil & Gas Services	3.4%
Miscellaneous Manufacturing	3.0%
Lodging	2.9%
Short-Term Investments	2.8%
Software	2.8%
Savings & Loans	2.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T741 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Franklin Small Company Value
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Small Company Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Small Company Value Portfolio (Class 3)*	$127	1.20%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 12.15% for the year ended January 31, 2026, compared to 15.32% for the Russell 3000® Index (a broad-based securities market index) and 17.90% for the Russell 2000® Value Index (the "Performance Index"). Over the period, U.S. small-cap equities generally outperformed their large- and mid-cap counterparts, according to the Russell® family of indices. Value-oriented stocks outperformed growth across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | materials; real estate; information technology
Security selection in the following sectors  | energy; real estate; financials
Position weightings  | MKS, Inc.; QinetiQ Group PLC; Babcock International Group PLC
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | communication services; health care; consumer discretionary
Security selection in the following sectors  | materials; industrials; health care
Position weightings  | WillScot Holdings Corp.; ACI Worldwide, Inc.; EchoStar Corp., Class A (lack of exposure)
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Franklin Small Company Value Portfolio (Class 3)	12.15%	9.74%	10.79%
Russell 3000® Index	15.32%	13.60%	15.13%
Russell 2000® Value Index	17.90%	9.21%	10.76%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$296M
Total number of portfolio holdings	86
Total net advisory fee paid	$2.5M
Portfolio turnover rate during the reporting period	58%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	16.1%
Electronics	7.3%
Machinery-Diversified	7.1%
Semiconductors	6.1%
Insurance	5.7%
Healthcare-Products	4.1%
Retail	3.8%
Chemicals	3.7%
Metal Fabricate/Hardware	3.5%
Oil & Gas Services	3.4%
Miscellaneous Manufacturing	3.0%
Lodging	2.9%
Short-Term Investments	2.8%
Software	2.8%
Savings & Loans	2.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T287 (03/26)
SunAmerica Series Trust

SunAmerica Series Trust
SA Franklin Systematic U.S. Large Cap Core
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Systematic U.S. Large Cap Core Portfolio (Class 1)*	$58	0.54%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 16.29% for the year ended January 31, 2026, compared to 15.31% for the Russell 1000® Index (a broad-based securities market index & "Performance Index"). Over the period, U.S. small-cap equities outperformed large- and mid-cap equities, according to the Russell® family of indices. Value-oriented stocks outperformed growth stocks in large-, mid- and small-cap equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Positioning in the following factors | value; momentum; alternative
Positioning in the following sectors  | health care; consumer discretionary; communication services
Position weightings  | Micron Technology, Inc.; Western Digital Corp.; Alphabet, Inc., Class A
TOP PERFORMANCE DETRACTORS
Positioning in the following factors  | quality
Positioning in the following sectors  | industrials; energy; information technology
Position weightings  | Adobe, Inc.; PayPal Holdings, Inc.; Intuit, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 10/7/2019
SA Franklin Systematic U.S. Large Cap Core Portfolio (Class 1)	16.29%	16.05%	15.38%
Russell 1000® Index	15.31%	14.09%	15.95%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$332M
Total number of portfolio holdings	177
Total net advisory fee paid	$1.4M
Portfolio turnover rate during the reporting period	82%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	16.2%
Internet	15.7%
Software	10.4%
Computers	7.5%
Pharmaceuticals	5.1%
Banks	4.2%
Auto Manufacturers	4.0%
Aerospace/Defense	3.5%
Biotechnology	3.5%
Insurance	3.0%
Diversified Financial Services	3.0%
Retail	2.5%
Oil & Gas	2.3%
Electric	1.8%
Healthcare-Services	1.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86704H829 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Franklin Systematic U.S. Large Cap Core
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Systematic U.S. Large Cap Core Portfolio (Class 3)*	$85	0.79%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 16.01% for the year ended January 31, 2026, compared to 15.31% for the Russell 1000® Index (a broad-based securities market index & "Performance Index"). Over the period, U.S. small-cap equities outperformed large- and mid-cap equities, according to the Russell® family of indices. Value-oriented stocks outperformed growth stocks in large-, mid- and small-cap equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Positioning in the following factors | value; momentum; alternative
Positioning in the following sectors  | health care; consumer discretionary; communication services
Position weightings  | Micron Technology, Inc.; Western Digital Corp.; Alphabet, Inc., Class A
TOP PERFORMANCE DETRACTORS
Positioning in the following factors  | quality
Positioning in the following sectors  | industrials; energy; information technology
Position weightings  | Adobe, Inc.; PayPal Holdings, Inc.; Intuit, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 10/7/2019
SA Franklin Systematic U.S. Large Cap Core Portfolio (Class 3)	16.01%	15.76%	15.09%
Russell 1000® Index	15.31%	14.09%	15.95%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$332M
Total number of portfolio holdings	177
Total net advisory fee paid	$1.4M
Portfolio turnover rate during the reporting period	82%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	16.2%
Internet	15.7%
Software	10.4%
Computers	7.5%
Pharmaceuticals	5.1%
Banks	4.2%
Auto Manufacturers	4.0%
Aerospace/Defense	3.5%
Biotechnology	3.5%
Insurance	3.0%
Diversified Financial Services	3.0%
Retail	2.5%
Oil & Gas	2.3%
Electric	1.8%
Healthcare-Services	1.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86704H811 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Franklin Systematic U.S. Large Cap Value
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 1)*	$70	0.64%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 17.64% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 15.83% for the Russell 1000® Value Index (the "Performance Index"). Over the period, U.S. small-cap equities outperformed large- and mid-cap equities, according to the Russell® family of indices. Value-oriented stocks outperformed growth stocks in large-, mid- and small-cap equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Positioning in the following factors | value; momentum; alternative
Positioning in the following sectors  | materials; consumer discretionary; communication services
Position weightings  | Western Digital Corp.; Newmont Corp. (ASX); General Motors Co.
TOP PERFORMANCE DETRACTORS
Positioning in the following factors  | quality
Positioning in the following sectors  | consumer staples; energy; information technology
Position weightings  | Micron Technology, Inc.; Salesforce, Inc.; Comcast Corp. Class A
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 1)	17.64%	12.60%	13.34%
S&P 500® Index	16.35%	14.99%	15.57%
Russell 1000® Value Index	15.83%	12.53%	11.61%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$581M
Total number of portfolio holdings	137
Total net advisory fee paid	$3.4M
Portfolio turnover rate during the reporting period	81%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	10.6%
Internet	7.8%
Retail	6.5%
Insurance	6.3%
Semiconductors	4.6%
Biotechnology	4.4%
Oil & Gas	3.7%
Telecommunications	3.7%
Software	3.6%
Healthcare-Products	3.1%
REITS	3.0%
Pharmaceuticals	3.0%
Computers	3.0%
Electric	2.9%
Agriculture	2.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86703T782 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Franklin Systematic U.S. Large Cap Value
Class 2
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 2)*	$86	0.79%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 17.43% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 15.83% for the Russell 1000® Value Index (the "Performance Index"). Over the period, U.S. small-cap equities outperformed large- and mid-cap equities, according to the Russell® family of indices. Value-oriented stocks outperformed growth stocks in large-, mid- and small-cap equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Positioning in the following factors | value; momentum; alternative
Positioning in the following sectors  | materials; consumer discretionary; communication services
Position weightings  | Western Digital Corp.; Newmont Corp. (ASX); General Motors Co.
TOP PERFORMANCE DETRACTORS
Positioning in the following factors  | quality
Positioning in the following sectors  | consumer staples; energy; information technology
Position weightings  | Micron Technology, Inc.; Salesforce, Inc.; Comcast Corp. Class A
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 2)	17.43%	12.43%	13.17%
S&P 500® Index	16.35%	14.99%	15.57%
Russell 1000® Value Index	15.83%	12.53%	11.61%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$581M
Total number of portfolio holdings	137
Total net advisory fee paid	$3.4M
Portfolio turnover rate during the reporting period	81%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	10.6%
Internet	7.8%
Retail	6.5%
Insurance	6.3%
Semiconductors	4.6%
Biotechnology	4.4%
Oil & Gas	3.7%
Telecommunications	3.7%
Software	3.6%
Healthcare-Products	3.1%
REITS	3.0%
Pharmaceuticals	3.0%
Computers	3.0%
Electric	2.9%
Agriculture	2.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T469 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Franklin Systematic U.S. Large Cap Value
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 3)*	$97	0.89%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 17.35% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 15.83% for the Russell 1000® Value Index (the "Performance Index"). Over the period, U.S. small-cap equities outperformed large- and mid-cap equities, according to the Russell® family of indices. Value-oriented stocks outperformed growth stocks in large-, mid- and small-cap equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Positioning in the following factors | value; momentum; alternative
Positioning in the following sectors  | materials; consumer discretionary; communication services
Position weightings  | Western Digital Corp.; Newmont Corp. (ASX); General Motors Co.
TOP PERFORMANCE DETRACTORS
Positioning in the following factors  | quality
Positioning in the following sectors  | consumer staples; energy; information technology
Position weightings  | Micron Technology, Inc.; Salesforce, Inc.; Comcast Corp. Class A
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 3)	17.35%	12.32%	13.05%
S&P 500® Index	16.35%	14.99%	15.57%
Russell 1000® Value Index	15.83%	12.53%	11.61%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$581M
Total number of portfolio holdings	137
Total net advisory fee paid	$3.4M
Portfolio turnover rate during the reporting period	81%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	10.6%
Internet	7.8%
Retail	6.5%
Insurance	6.3%
Semiconductors	4.6%
Biotechnology	4.4%
Oil & Gas	3.7%
Telecommunications	3.7%
Software	3.6%
Healthcare-Products	3.1%
REITS	3.0%
Pharmaceuticals	3.0%
Computers	3.0%
Electric	2.9%
Agriculture	2.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T451 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Franklin Tactical Opportunities
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Tactical Opportunities Portfolio (Class 1)*	$87	0.81%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 14.62% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 16.48% for the Blended Index (the "Performance Index") comprised of 43% S&P 500® Index, 5% Russell 2000® Index, 22% MSCI EAFE Index (net); 30% Bloomberg U.S. Government/Credit Index. Over the period, international developed equities outperformed U.S. equities, while U.S. growth stocks underperformed U.S. value stocks.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Positioning within: U.S small-cap equities; international equities
For the fixed income segment of the fund  | core bond holdings
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Positioning within: U.S. large-cap growth equities; global dividend equities
Asset Allocation  | tactical
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 10/6/2017
SA Franklin Tactical Opportunities Portfolio (Class 1)	14.62%	9.15%	8.12%
S&P 500® Index	16.35%	14.99%	14.64%
43% S&P 500® Index; 5% Russell 2000® Index; 22% MSCI EAFE Index (net); 30% Bloomberg U.S. Government/Credit Index	16.48%	8.95%	9.22%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$109M
Total number of portfolio holdings	1,151
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	82%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	22.1%
Semiconductors	7.8%
Internet	7.4%
Banks	6.9%
Unaffiliated Investment Companies	5.1%
Pharmaceuticals	5.0%
Software	4.3%
Collateralized Mortgage Obligations	3.7%
Retail	3.2%
Insurance	3.0%
Telecommunications	3.0%
Short-Term Investments	2.7%
Computers	2.5%
Diversified Financial Services	2.4%
Aerospace/Defense	2.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 30, 2025, convertible securities risk and CDOs risk were removed as principal risks of the Portfolio. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C440 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Franklin Tactical Opportunities
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Tactical Opportunities Portfolio (Class 3)*	$114	1.06%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 14.36% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 16.48% for the Blended Index (the "Performance Index") comprised of 43% S&P 500® Index, 5% Russell 2000® Index, 22% MSCI EAFE Index (net); 30% Bloomberg U.S. Government/Credit Index. Over the period, international developed equities outperformed U.S. equities, while U.S. growth stocks underperformed U.S. value stocks.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Positioning within: U.S small-cap equities; international equities
For the fixed income segment of the fund  | core bond holdings
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Positioning within: U.S. large-cap growth equities; global dividend equities
Asset Allocation  | tactical
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 10/6/2017
SA Franklin Tactical Opportunities Portfolio (Class 3)	14.36%	8.85%	7.85%
S&P 500® Index	16.35%	14.99%	14.64%
43% S&P 500® Index; 5% Russell 2000® Index; 22% MSCI EAFE Index (net); 30% Bloomberg U.S. Government/Credit Index	16.48%	8.95%	9.22%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$109M
Total number of portfolio holdings	1,151
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	82%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	22.1%
Semiconductors	7.8%
Internet	7.4%
Banks	6.9%
Unaffiliated Investment Companies	5.1%
Pharmaceuticals	5.0%
Software	4.3%
Collateralized Mortgage Obligations	3.7%
Retail	3.2%
Insurance	3.0%
Telecommunications	3.0%
Short-Term Investments	2.7%
Computers	2.5%
Diversified Financial Services	2.4%
Aerospace/Defense	2.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 30, 2025, convertible securities risk and CDOs risk were removed as principal risks of the Portfolio. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C432 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Global Index Allocation 60/40
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Global Index Allocation 60/40 Portfolio (Class 1)*	$19	0.18%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 15.56% for the year ended January 31, 2026, compared to 31.18% for the MSCI EAFE Index (net) (a broad-based securities market index) and 16.44% for the Blended Index (the "Performance Index") comprised of 23% S&P 500® Index; 5% S&P MidCap 400® Index; 2% Russell 2000® Index; 27% MSCI EAFE Index (net); 3% MSCI Emerging Markets Index (net); 20% Bloomberg U.S. Government/Credit Index; 20% Bloomberg Intermediate U.S. Government/Credit Index. Over the period, both emerging and developed market equities outperformed U.S. stocks. The bond market experienced positive returns during the period helped by the Federal Reserve’s reduction in the Federal Funds Rate.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Asset Allocation; equity segment; fixed income segment | none
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
For the fixed income segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
Asset Allocation  | tactical
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 5/1/2018
SA Global Index Allocation 60/40 Portfolio (Class 1)	15.56%	6.82%	7.27%
MSCI EAFE Index (net)	31.18%	10.27%	8.01%
23% S&P 500® Index; 5% S&P MidCap 400® Index; 2% Russell 2000® Index; 27% MSCI EAFE Index (net); 3% MSCI Emerging Markets Index (net); 20% Bloomberg U.S. Government/Credit Index; 20% Bloomberg Intermediate U.S. Government/Credit Index	16.44%	7.23%	7.72%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$112M
Total number of portfolio holdings	7
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	12%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704H704 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Global Index Allocation 60/40
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Global Index Allocation 60/40 Portfolio (Class 3)*	$46	0.43%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 15.27% for the year ended January 31, 2026, compared to 31.18% for the MSCI EAFE Index (net) (a broad-based securities market index) and 16.44% for the Blended Index (the "Performance Index") comprised of 23% S&P 500® Index; 5% S&P MidCap 400® Index; 2% Russell 2000® Index; 27% MSCI EAFE Index (net); 3% MSCI Emerging Markets Index (net); 20% Bloomberg U.S. Government/Credit Index; 20% Bloomberg Intermediate U.S. Government/Credit Index. Over the period, both emerging and developed market equities outperformed U.S. stocks. The bond market experienced positive returns during the period helped by the Federal Reserve’s reduction in the Federal Funds Rate.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Asset Allocation; equity segment; fixed income segment | none
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
For the fixed income segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
Asset Allocation  | tactical
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 5/1/2018
SA Global Index Allocation 60/40 Portfolio (Class 3)	15.27%	6.57%	7.01%
MSCI EAFE Index (net)	31.18%	10.27%	8.01%
23% S&P 500® Index; 5% S&P MidCap 400® Index; 2% Russell 2000® Index; 27% MSCI EAFE Index (net); 3% MSCI Emerging Markets Index (net); 20% Bloomberg U.S. Government/Credit Index; 20% Bloomberg Intermediate U.S. Government/Credit Index	16.44%	7.23%	7.72%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$112M
Total number of portfolio holdings	7
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	12%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704H803 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Global Index Allocation 75/25
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Global Index Allocation 75/25 Portfolio (Class 1)*	$20	0.18%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 18.17% for the year ended January 31, 2026, compared to 31.18% for the MSCI EAFE Index (net) (a broad-based securities market index) and 19.13% for the Blended Index (the "Performance Index") comprised of 28% S&P 500® Index; 6% S&P MidCap 400® Index; 4% Russell 2000® Index; 32% MSCI EAFE Index (net); 5% MSCI Emerging Markets Index (net); 12.5% Bloomberg U.S. Government/Credit Index; 12.5% Bloomberg Intermediate U.S. Government/Credit Index. Over the period, both emerging and developed market equities outperformed U.S. stocks. The bond market experienced positive returns during the period helped by the Federal Reserve’s reduction in the Federal Funds Rate.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Asset Allocation; equity segment; fixed income segment | none
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
For the fixed income segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
Asset Allocation  | tactical
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 5/1/2018
SA Global Index Allocation 75/25 Portfolio (Class 1)	18.17%	8.31%	8.36%
MSCI EAFE Index (net)	31.18%	10.27%	8.01%
28% S&P 500® Index; 6% S&P MidCap 400® Index; 4% Russell 2000® Index; 32% MSCI EAFE Index (net); 5% MSCI Emerging Markets Index (net); 12.5% Bloomberg U.S. Government/Credit Index; 12.5% Bloomberg Intermediate U.S. Government/Credit Index	19.13%	8.81%	8.90%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$112M
Total number of portfolio holdings	7
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	9%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704H886 (03/26)
SunAmerica Series Trust

SunAmerica Series Trust
SA Global Index Allocation 75/25
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Global Index Allocation 75/25 Portfolio (Class 3)*	$47	0.43%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 17.91% for the year ended January 31, 2026, compared to 31.18% for the MSCI EAFE Index (net) (a broad-based securities market index) and 19.13% for the Blended Index (the "Performance Index") comprised of 28% S&P 500® Index; 6% S&P MidCap 400® Index; 4% Russell 2000® Index; 32% MSCI EAFE Index (net); 5% MSCI Emerging Markets Index (net); 12.5% Bloomberg U.S. Government/Credit Index; 12.5% Bloomberg Intermediate U.S. Government/Credit Index. Over the period, both emerging and developed market equities outperformed U.S. stocks. The bond market experienced positive returns during the period helped by the Federal Reserve’s reduction in the Federal Funds Rate.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Asset Allocation; equity segment; fixed income segment | none
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
For the fixed income segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
Asset Allocation  | tactical
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 5/1/2018
SA Global Index Allocation 75/25 Portfolio (Class 3)	17.91%	8.05%	8.10%
MSCI EAFE Index (net)	31.18%	10.27%	8.01%
28% S&P 500® Index; 6% S&P MidCap 400® Index; 4% Russell 2000® Index; 32% MSCI EAFE Index (net); 5% MSCI Emerging Markets Index (net); 12.5% Bloomberg U.S. Government/Credit Index; 12.5% Bloomberg Intermediate U.S. Government/Credit Index	19.13%	8.81%	8.90%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$112M
Total number of portfolio holdings	7
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	9%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704H878 (03/26)
SunAmerica Series Trust

SunAmerica Series Trust
SA Global Index Allocation 90/10
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Global Index Allocation 90/10 Portfolio (Class 1)*	$14	0.13%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 20.58% for the year ended January 31, 2026, compared to 31.18% for the MSCI EAFE Index (net) (a broad-based securities market index) and 21.70% for the Blended Index (the "Performance Index") comprised of 32% S&P 500® Index; 8% S&P MidCap 400® Index; 5% Russell 2000® Index; 40% MSCI EAFE Index (net); 5% MSCI Emerging Markets Index (net); 5% Bloomberg U.S. Government/Credit Index; 5% Bloomberg Intermediate U.S. Government/Credit Index. Over the period, both emerging and developed market equities outperformed U.S. stocks. The bond market experienced positive returns during the period helped by the Federal Reserve’s reduction in the Federal Funds Rate.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Asset Allocation; equity segment; fixed income segment | none
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
For the fixed income segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
Asset Allocation  | tactical
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 5/1/2018
SA Global Index Allocation 90/10 Portfolio (Class 1)	20.58%	9.92%	9.38%
MSCI EAFE Index (net)	31.18%	10.27%	8.01%
32% S&P 500® Index; 8% S&P MidCap 400® Index; 5% Russell 2000® Index; 40% MSCI EAFE Index (net); 5% MSCI Emerging Markets Index (net); 5% Bloomberg U.S. Government/Credit Index; 5% Bloomberg Intermediate U.S. Government/Credit Index	21.70%	10.45%	10.00%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$437M
Total number of portfolio holdings	7
Total net advisory fee paid	$0.4M
Portfolio turnover rate during the reporting period	10%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704H860 (03/26)
SunAmerica Series Trust

SunAmerica Series Trust
SA Global Index Allocation 90/10
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Global Index Allocation 90/10 Portfolio (Class 3)*	$42	0.38%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 20.28% for the year ended January 31, 2026, compared to 31.18% for the MSCI EAFE Index (net) (a broad-based securities market index) and 21.70% for the Blended Index (the "Performance Index") comprised of 32% S&P 500® Index; 8% S&P MidCap 400® Index; 5% Russell 2000® Index; 40% MSCI EAFE Index (net); 5% MSCI Emerging Markets Index (net); 5% Bloomberg U.S. Government/Credit Index; 5% Bloomberg Intermediate U.S. Government/Credit Index. Over the period, both emerging and developed market equities outperformed U.S. stocks. The bond market experienced positive returns during the period helped by the Federal Reserve’s reduction in the Federal Funds Rate.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Asset Allocation; equity segment; fixed income segment | none
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
For the fixed income segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
Asset Allocation  | tactical
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 5/1/2018
SA Global Index Allocation 90/10 Portfolio (Class 3)	20.28%	9.65%	9.11%
MSCI EAFE Index (net)	31.18%	10.27%	8.01%
32% S&P 500® Index; 8% S&P MidCap 400® Index; 5% Russell 2000® Index; 40% MSCI EAFE Index (net); 5% MSCI Emerging Markets Index (net); 5% Bloomberg U.S. Government/Credit Index; 5% Bloomberg Intermediate U.S. Government/Credit Index	21.70%	10.45%	10.00%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$437M
Total number of portfolio holdings	7
Total net advisory fee paid	$0.4M
Portfolio turnover rate during the reporting period	10%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704H852 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Goldman Sachs Multi-Asset Insights
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Goldman Sachs Multi-Asset Insights Portfolio (Class 1)*	$91	0.83%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 18.78% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 16.52% for the Blended Index (the "Performance Index") comprised of 38.5% S&P 500® Index, 3.5% S&P MidCap 400® Index, 3.5% Russell 2000® Index, 24.5% MSCI EAFE Index (net), 30% Bloomberg U.S. Government/Credit Index. Over the period, international developed and emerging markets equities outperformed U.S. equities. The U.S. Treasury market returned positively over the last 12 months, driven by a decrease in yield.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following sectors: materials; energy. Security selection in the following sectors: materials; information technology. Position weightings: Southern Copper Corp.; ENEOS Holdings, Inc.; Hecla Mining Co. Exposure to the following countries/regions: Japan; Germany
Asset Allocation  | strategic
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following sectors: utilities; communication services. Security selection in the following sectors: communication services; health care. Position weightings: Alight, Inc., Class A; Oracle Corp. Japan; Zoetis, Inc. Exposure to the following countries/regions: United States; Spain (lack of exposure)
For the fixed income segment of the fund  | Allocations in the following sectors: U.S. Treasuries (using futures); investment grade credit (using CDX)
Asset Allocation  | tactical (using futures)
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 10/6/2017
SA Goldman Sachs Multi-Asset Insights Portfolio (Class 1)	18.78%	9.50%	8.47%
S&P 500® Index	16.35%	14.99%	14.64%
38.5% S&P 500® Index; 3.5% S&P MidCap 400® Index; 3.5% Russell 2000® Index; 24.5% MSCI EAFE Index (net); 30% Bloomberg U.S. Government/Credit Index	16.52%	8.79%	8.99%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$54M
Total number of portfolio holdings	268
Total net advisory fee paid	$0.4M
Portfolio turnover rate during the reporting period	154%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Short-Term Investments	25.4%
Semiconductors	6.3%
Banks	6.0%
Internet	5.9%
Pharmaceuticals	5.4%
Computers	4.5%
Software	4.3%
Aerospace/Defense	3.1%
Diversified Financial Services	3.0%
Unaffiliated Investment Companies	2.7%
Oil & Gas	2.4%
Food	2.3%
Insurance	2.2%
Mining	1.9%
Retail	1.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C390 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Goldman Sachs Multi-Asset Insights
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Goldman Sachs Multi-Asset Insights Portfolio (Class 3)*	$118	1.08%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 18.39% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 16.52% for the Blended Index (the "Performance Index") comprised of 38.5% S&P 500® Index, 3.5% S&P MidCap 400® Index, 3.5% Russell 2000® Index, 24.5% MSCI EAFE Index (net), 30% Bloomberg U.S. Government/Credit Index. Over the period, international developed and emerging markets equities outperformed U.S. equities. The U.S. Treasury market returned positively over the last 12 months, driven by a decrease in yield.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following sectors: materials; energy. Security selection in the following sectors: materials; information technology. Position weightings: Southern Copper Corp.; ENEOS Holdings, Inc.; Hecla Mining Co. Exposure to the following countries/regions: Japan; Germany
Asset Allocation  | strategic
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following sectors: utilities; communication services. Security selection in the following sectors: communication services; health care. Position weightings: Alight, Inc., Class A; Oracle Corp. Japan; Zoetis, Inc. Exposure to the following countries/regions: United States; Spain (lack of exposure)
For the fixed income segment of the fund  | Allocations in the following sectors: U.S. Treasuries (using futures); investment grade credit (using CDX)
Asset Allocation  | tactical (using futures)
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 10/6/2017
SA Goldman Sachs Multi-Asset Insights Portfolio (Class 3)	18.39%	9.23%	8.19%
S&P 500® Index	16.35%	14.99%	14.64%
38.5% S&P 500® Index; 3.5% S&P MidCap 400® Index; 3.5% Russell 2000® Index; 24.5% MSCI EAFE Index (net); 30% Bloomberg U.S. Government/Credit Index	16.52%	8.79%	8.99%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$54M
Total number of portfolio holdings	268
Total net advisory fee paid	$0.4M
Portfolio turnover rate during the reporting period	154%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Short-Term Investments	25.4%
Semiconductors	6.3%
Banks	6.0%
Internet	5.9%
Pharmaceuticals	5.4%
Computers	4.5%
Software	4.3%
Aerospace/Defense	3.1%
Diversified Financial Services	3.0%
Unaffiliated Investment Companies	2.7%
Oil & Gas	2.4%
Food	2.3%
Insurance	2.2%
Mining	1.9%
Retail	1.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C382 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Index Allocation 60/40
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Index Allocation 60/40 Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Index Allocation 60/40 Portfolio (Class 1)*	$15	0.14%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 12.86% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 13.37% for the Blended Index (the "Performance Index") comprised of 40% S&P 500® Index; 5% S&P MidCap 400® Index; 5% Russell 2000® Index; 10% MSCI EAFE Index (net); 20% Bloomberg U.S. Government/Credit Index; 20% Bloomberg Intermediate U.S. Government/Credit Index. Over the period, both emerging and developed market equities outperformed U.S. stocks. The bond market experienced positive returns during the period helped by the Federal Reserve’s reduction in the Federal Funds Rate.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Asset Allocation; equity segment; fixed income segment | none
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
For the fixed income segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
Asset Allocation  | tactical
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 2/6/2017
SA Index Allocation 60/40 Portfolio (Class 1)	12.86%	7.71%	8.56%
S&P 500® Index	16.35%	14.99%	15.00%
40% S&P 500® Index; 5% S&P MidCap 400® Index; 5% Russell 2000® Index; 10% MSCI EAFE Index (net); 20% Bloomberg U.S. Government/Credit Index; 20% Bloomberg Intermediate U.S. Government/Credit Index	13.37%	8.03%	8.93%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$284M
Total number of portfolio holdings	6
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	8%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C135 (03/26)
SunAmerica Series Trust

SunAmerica Series Trust
SA Index Allocation 60/40
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Index Allocation 60/40 Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Index Allocation 60/40 Portfolio (Class 3)*	$41	0.39%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 12.47% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 13.37% for the Blended Index (the "Performance Index") comprised of 40% S&P 500® Index; 5% S&P MidCap 400® Index; 5% Russell 2000® Index; 10% MSCI EAFE Index (net); 20% Bloomberg U.S. Government/Credit Index; 20% Bloomberg Intermediate U.S. Government/Credit Index. Over the period, both emerging and developed market equities outperformed U.S. stocks. The bond market experienced positive returns during the period helped by the Federal Reserve’s reduction in the Federal Funds Rate.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Asset Allocation; equity segment; fixed income segment | none
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
For the fixed income segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
Asset Allocation  | tactical
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 2/6/2017
SA Index Allocation 60/40 Portfolio (Class 3)	12.47%	7.44%	8.28%
S&P 500® Index	16.35%	14.99%	15.00%
40% S&P 500® Index; 5% S&P MidCap 400® Index; 5% Russell 2000® Index; 10% MSCI EAFE Index (net); 20% Bloomberg U.S. Government/Credit Index; 20% Bloomberg Intermediate U.S. Government/Credit Index	13.37%	8.03%	8.93%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$284M
Total number of portfolio holdings	6
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	8%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C143 (03/26)
SunAmerica Series Trust

SunAmerica Series Trust
SA Index Allocation 80/20
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Index Allocation 80/20 Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Index Allocation 80/20 Portfolio (Class 1)*	$13	0.12%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 15.12% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 15.65% for the Blended Index (the "Performance Index") comprised of 50% S&P 500® Index; 10% S&P MidCap 400® Index; 5% Russell 2000® Index; 15% MSCI EAFE Index (net); 10% Bloomberg U.S. Government/Credit Index; 10% Bloomberg Intermediate U.S. Government/Credit Index. Over the period, both emerging and developed market equities outperformed U.S. stocks. The bond market experienced positive returns during the period helped by the Federal Reserve’s reduction in the Federal Funds Rate.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Asset Allocation; equity segment; fixed income segment | none
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
For the fixed income segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
Asset Allocation  | tactical
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 2/6/2017
SA Index Allocation 80/20 Portfolio (Class 1)	15.12%	10.10%	10.49%
S&P 500® Index	16.35%	14.99%	15.00%
50% S&P 500® Index; 10% S&P MidCap 400® Index; 5% Russell 2000® Index; 15% MSCI EAFE Index (net); 10% Bloomberg U.S. Government/Credit Index; 10% Bloomberg Intermediate U.S. Government/Credit Index	15.65%	10.48%	10.93%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$542M
Total number of portfolio holdings	6
Total net advisory fee paid	$0.5M
Portfolio turnover rate during the reporting period	4%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C150 (03/26)
SunAmerica Series Trust

SunAmerica Series Trust
SA Index Allocation 80/20
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Index Allocation 80/20 Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Index Allocation 80/20 Portfolio (Class 3)*	$40	0.37%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 14.85% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 15.65% for the Blended Index (the "Performance Index") comprised of 50% S&P 500® Index; 10% S&P MidCap 400® Index; 5% Russell 2000® Index; 15% MSCI EAFE Index (net); 10% Bloomberg U.S. Government/Credit Index; 10% Bloomberg Intermediate U.S. Government/Credit Index. Over the period, both emerging and developed market equities outperformed U.S. stocks. The bond market experienced positive returns during the period helped by the Federal Reserve’s reduction in the Federal Funds Rate.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Asset Allocation; equity segment; fixed income segment | none
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
For the fixed income segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
Asset Allocation  | tactical
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 2/6/2017
SA Index Allocation 80/20 Portfolio (Class 3)	14.85%	9.83%	10.21%
S&P 500® Index	16.35%	14.99%	15.00%
50% S&P 500® Index; 10% S&P MidCap 400® Index; 5% Russell 2000® Index; 15% MSCI EAFE Index (net); 10% Bloomberg U.S. Government/Credit Index; 10% Bloomberg Intermediate U.S. Government/Credit Index	15.65%	10.48%	10.93%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$542M
Total number of portfolio holdings	6
Total net advisory fee paid	$0.5M
Portfolio turnover rate during the reporting period	4%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86704C168 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Index Allocation 90/10
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Index Allocation 90/10 Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Index Allocation 90/10 Portfolio (Class 1)*	$12	0.11%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 16.78% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 17.37% for the Blended Index (the "Performance Index") comprised of 55% S&P 500® Index; 10% S&P MidCap 400® Index; 5% Russell 2000® Index; 20% MSCI EAFE Index (net); 5% Bloomberg U.S. Government/Credit Index; 5% Bloomberg Intermediate U.S. Government/Credit Index. Over the period, both emerging and developed market equities outperformed U.S. stocks. The bond market experienced positive returns during the period helped by the Federal Reserve’s reduction in the Federal Funds Rate.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Asset Allocation; equity segment; fixed income segment | none
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
For the fixed income segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
Asset Allocation  | tactical
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 2/6/2017
SA Index Allocation 90/10 Portfolio (Class 1)	16.78%	11.32%	11.42%
S&P 500® Index	16.35%	14.99%	15.00%
55% S&P 500® Index; 10% S&P MidCap 400® Index; 5% Russell 2000® Index; 20% MSCI EAFE Index (net); 5% Bloomberg U.S. Government/Credit Index; 5% Bloomberg Intermediate U.S. Government/Credit Index	17.37%	11.72%	11.89%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,568M
Total number of portfolio holdings	6
Total net advisory fee paid	$1.5M
Portfolio turnover rate during the reporting period	4%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86704C176 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Index Allocation 90/10
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Index Allocation 90/10 Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Index Allocation 90/10 Portfolio (Class 3)*	$39	0.36%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 16.59% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 17.37% for the Blended Index (the "Performance Index") comprised of 55% S&P 500® Index; 10% S&P MidCap 400® Index; 5% Russell 2000® Index; 20% MSCI EAFE Index (net); 5% Bloomberg U.S. Government/Credit Index; 5% Bloomberg Intermediate U.S. Government/Credit Index. Over the period, both emerging and developed market equities outperformed U.S. stocks. The bond market experienced positive returns during the period helped by the Federal Reserve’s reduction in the Federal Funds Rate.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Asset Allocation; equity segment; fixed income segment | none
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
For the fixed income segment of the fund  | underlying index portfolios trailed their benchmarks in aggregate after fees
Asset Allocation  | tactical
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 2/6/2017
SA Index Allocation 90/10 Portfolio (Class 3)	16.59%	11.03%	11.14%
S&P 500® Index	16.35%	14.99%	15.00%
55% S&P 500® Index; 10% S&P MidCap 400® Index; 5% Russell 2000® Index; 20% MSCI EAFE Index (net); 5% Bloomberg U.S. Government/Credit Index; 5% Bloomberg Intermediate U.S. Government/Credit Index	17.37%	11.72%	11.89%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,568M
Total number of portfolio holdings	6
Total net advisory fee paid	$1.5M
Portfolio turnover rate during the reporting period	4%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86704C184 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA International Index
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA International Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA International Index Portfolio (Class 1)*	$58	0.50%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is passively managed to match the MSCI EAFE Index (net) before expenses.
The Class 1 shares posted a return of 31.09% for the year ended January 31, 2026, compared to 31.18% for the MSCI EAFE Index (net) (a broad-based securities market index & "Performance Index"). Over the period, international equities, as represented by the MSCI EAFE Index (net), delivered double-digit returns.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered | On an absolute basis - allocations in the following sectors: financials; industrials; information technology. Position weightings: Advantest Corp.; HSBC Holdings PLC; ASML Holding NV. Allocations in the following countries/regions: Japan; United Kingdom; Netherlands
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: financials; industrials; consumer staples. Position weightings: Nestle SA; Rheinmetall AG; Banco Santander SA. Allocations in the following countries/regions: Germany; United Kingdom; Japan
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: none. Position weightings: SAP SE; RELX PLC; Nestle SA. Allocations in the following countries/regions: none
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: information technology; health care; consumer discretionary. Position weightings: Novo Nordisk A/S, Class B; LVMH Moet Hennessy Louis Vuitton SE; ASML Holding NV. Allocations in the following countries/regions: Denmark; Australia; Israel
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 2/6/2017
SA International Index Portfolio (Class 1)	31.09%	9.81%	8.52%
MSCI EAFE Index (net)	31.18%	10.27%	9.23%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,060M
Total number of portfolio holdings	701
Total net advisory fee paid	$3.9M
Portfolio turnover rate during the reporting period	18%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	17.1%
Pharmaceuticals	8.3%
Insurance	5.6%
Semiconductors	5.1%
Aerospace/Defense	3.7%
Oil & Gas	3.3%
Electric	3.3%
Telecommunications	3.1%
Mining	3.1%
Food	2.8%
Auto Manufacturers	2.5%
Machinery-Construction & Mining	2.4%
Retail	2.1%
Chemicals	1.9%
Commercial Services	1.8%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 30, 2025, BlackRock Investment Management, LLC (“BlackRock”) was appointed as subadvisor to the Portfolio, making BlackRock the sole subadvisor to the Fund. Additionally, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by BlackRock. As a result of these changes, derivatives risk was added as a principal risk. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86704C192 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA International Index
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA International Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA International Index Portfolio (Class 3)*	$87	0.75%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is passively managed to match the MSCI EAFE Index (net) before expenses.
The Class 3 shares posted a return of 30.72% for the year ended January 31, 2026, compared to 31.18% for the MSCI EAFE Index (net) (a broad-based securities market index & "Performance Index"). Over the period, international equities, as represented by the MSCI EAFE Index (net), delivered double-digit returns.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered | On an absolute basis - allocations in the following sectors: financials; industrials; information technology. Position weightings: Advantest Corp.; HSBC Holdings PLC; ASML Holding NV. Allocations in the following countries/regions: Japan; United Kingdom; Netherlands
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: financials; industrials; consumer staples. Position weightings: Nestle SA; Rheinmetall AG; Banco Santander SA. Allocations in the following countries/regions: Germany; United Kingdom; Japan
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: none. Position weightings: SAP SE; RELX PLC; Nestle SA. Allocations in the following countries/regions: none
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: information technology; health care; consumer discretionary. Position weightings: Novo Nordisk A/S, Class B; LVMH Moet Hennessy Louis Vuitton SE; ASML Holding NV. Allocations in the following countries/regions: Denmark; Australia; Israel
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 2/6/2017
SA International Index Portfolio (Class 3)	30.72%	9.52%	8.25%
MSCI EAFE Index (net)	31.18%	10.27%	9.23%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,060M
Total number of portfolio holdings	701
Total net advisory fee paid	$3.9M
Portfolio turnover rate during the reporting period	18%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	17.1%
Pharmaceuticals	8.3%
Insurance	5.6%
Semiconductors	5.1%
Aerospace/Defense	3.7%
Oil & Gas	3.3%
Electric	3.3%
Telecommunications	3.1%
Mining	3.1%
Food	2.8%
Auto Manufacturers	2.5%
Machinery-Construction & Mining	2.4%
Retail	2.1%
Chemicals	1.9%
Commercial Services	1.8%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 30, 2025, BlackRock Investment Management, LLC (“BlackRock”) was appointed as subadvisor to the Portfolio, making BlackRock the sole subadvisor to the Fund. Additionally, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by BlackRock. As a result of these changes, derivatives risk was added as a principal risk. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86704C218 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Invesco Growth Opportunities
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Invesco Growth Opportunities Portfolio (Class 1)*	$85	0.82%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 8.06% for the year ended January 31, 2026, compared to 15.32% for the Russell 3000® Index (a broad-based securities market index) and 13.91% for the Russell 2000® Growth Index (the "Performance Index"). Over the period, U.S. small cap equities saw improved performance, outperforming large cap equities, according to the Russell® family of indices. The Federal Reserve continued its easing cycle amid moderating inflation and a resilient labor market. Value-oriented stocks outperformed growth stocks across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | industrials; communication services; consumer staples
Security selection in the following sectors  | information technology; utilities; energy
Position weightings  | Circle Internet Group, Inc.; TTM Technologies, Inc.; Guardant Health, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | information technology; health care; consumer discretionary
Security selection in the following sectors  | industrials; health care; consumer staples
Position weightings  | Bloom Energy Corp., Class A; Freshpet, Inc.; BILL Holdings, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Invesco Growth Opportunities Portfolio (Class 1)	8.06%	(0.12)%	10.89%
Russell 3000® Index	15.32%	13.60%	15.13%
Russell 2000® Growth Index	13.91%	3.01%	11.27%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$288M
Total number of portfolio holdings	101
Total net advisory fee paid	$2.1M
Portfolio turnover rate during the reporting period	97%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	13.2%
Electronics	12.4%
Biotechnology	6.4%
Diversified Financial Services	6.3%
Aerospace/Defense	5.9%
Healthcare-Products	5.8%
Software	4.6%
Miscellaneous Manufacturing	3.6%
Healthcare-Services	3.4%
Pharmaceuticals	3.3%
Metal Fabricate/Hardware	3.0%
Retail	2.8%
Building Materials	2.8%
Machinery-Diversified	2.7%
Environmental Control	2.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86703T659 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Invesco Growth Opportunities
Class 2
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Invesco Growth Opportunities Portfolio (Class 2)*	$101	0.97%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 7.91% for the year ended January 31, 2026, compared to 15.32% for the Russell 3000® Index (a broad-based securities market index) and 13.91% for the Russell 2000® Growth Index (the "Performance Index"). Over the period, U.S. small cap equities saw improved performance, outperforming large cap equities, according to the Russell® family of indices. The Federal Reserve continued its easing cycle amid moderating inflation and a resilient labor market. Value-oriented stocks outperformed growth stocks across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | industrials; communication services; consumer staples
Security selection in the following sectors  | information technology; utilities; energy
Position weightings  | Circle Internet Group, Inc.; TTM Technologies, Inc.; Guardant Health, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | information technology; health care; consumer discretionary
Security selection in the following sectors  | industrials; health care; consumer staples
Position weightings  | Bloom Energy Corp., Class A; Freshpet, Inc.; BILL Holdings, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Invesco Growth Opportunities Portfolio (Class 2)	7.91%	(0.27)%	10.72%
Russell 3000® Index	15.32%	13.60%	15.13%
Russell 2000® Growth Index	13.91%	3.01%	11.27%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$288M
Total number of portfolio holdings	101
Total net advisory fee paid	$2.1M
Portfolio turnover rate during the reporting period	97%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	13.2%
Electronics	12.4%
Biotechnology	6.4%
Diversified Financial Services	6.3%
Aerospace/Defense	5.9%
Healthcare-Products	5.8%
Software	4.6%
Miscellaneous Manufacturing	3.6%
Healthcare-Services	3.4%
Pharmaceuticals	3.3%
Metal Fabricate/Hardware	3.0%
Retail	2.8%
Building Materials	2.8%
Machinery-Diversified	2.7%
Environmental Control	2.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86704C309 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Invesco Growth Opportunities
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Invesco Growth Opportunities Portfolio (Class 3)*	$111	1.07%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 7.83% for the year ended January 31, 2026, compared to 15.32% for the Russell 3000® Index (a broad-based securities market index) and 13.91% for the Russell 2000® Growth Index (the "Performance Index"). Over the period, U.S. small cap equities saw improved performance, outperforming large cap equities, according to the Russell® family of indices. The Federal Reserve continued its easing cycle amid moderating inflation and a resilient labor market. Value-oriented stocks outperformed growth stocks across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | industrials; communication services; consumer staples
Security selection in the following sectors  | information technology; utilities; energy
Position weightings  | Circle Internet Group, Inc.; TTM Technologies, Inc.; Guardant Health, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | information technology; health care; consumer discretionary
Security selection in the following sectors  | industrials; health care; consumer staples
Position weightings  | Bloom Energy Corp., Class A; Freshpet, Inc.; BILL Holdings, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Invesco Growth Opportunities Portfolio (Class 3)	7.83%	(0.36)%	10.61%
Russell 3000® Index	15.32%	13.60%	15.13%
Russell 2000® Growth Index	13.91%	3.01%	11.27%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$288M
Total number of portfolio holdings	101
Total net advisory fee paid	$2.1M
Portfolio turnover rate during the reporting period	97%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	13.2%
Electronics	12.4%
Biotechnology	6.4%
Diversified Financial Services	6.3%
Aerospace/Defense	5.9%
Healthcare-Products	5.8%
Software	4.6%
Miscellaneous Manufacturing	3.6%
Healthcare-Services	3.4%
Pharmaceuticals	3.3%
Metal Fabricate/Hardware	3.0%
Retail	2.8%
Building Materials	2.8%
Machinery-Diversified	2.7%
Environmental Control	2.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86704C408 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Janus Focused Growth
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Janus Focused Growth Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Janus Focused Growth Portfolio (Class 1)*	$85	0.80%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 11.99% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 14.50% for the Russell 1000® Growth Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid-cap equities but slightly underperformed small-cap equities, according to the Russell® family of indices. Growth stocks underperformed value stocks across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | industrials; energy; materials
Security selection in the following sectors  | industrials; consumer staples
Position weightings  | Taiwan Semiconductor Manufacturing Co., Ltd.; Howmet Aerospace, Inc.; Monster Beverage Corp.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | communication services; information technology; financials
Security selection in the following sectors  | healthcare; consumer discretionary
Position weightings  | Marvell Technology, Inc.; UnitedHealth Group, Inc.; DraftKings, Inc., Class A
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Janus Focused Growth Portfolio (Class 1)	11.99%	11.45%	16.10%
S&P 500® Index	16.35%	14.99%	15.57%
Russell 1000® Growth Index	14.50%	15.14%	18.63%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$497M
Total number of portfolio holdings	32
Total net advisory fee paid	$3.7M
Portfolio turnover rate during the reporting period	38%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	26.8%
Semiconductors	23.2%
Software	13.0%
Computers	5.0%
Pharmaceuticals	5.0%
Aerospace/Defense	4.8%
Diversified Financial Services	3.9%
Electrical Components & Equipment	3.2%
Healthcare-Products	3.0%
Private Equity	2.7%
Entertainment	2.3%
Short-Term Investments	2.0%
Biotechnology	1.7%
Healthcare-Services	1.6%
Beverages	1.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86704C861 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Janus Focused Growth
Class 2
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Janus Focused Growth Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Janus Focused Growth Portfolio (Class 2)*	$101	0.95%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 11.85% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 14.50% for the Russell 1000® Growth Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid-cap equities but slightly underperformed small-cap equities, according to the Russell® family of indices. Growth stocks underperformed value stocks across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | industrials; energy; materials
Security selection in the following sectors  | industrials; consumer staples
Position weightings  | Taiwan Semiconductor Manufacturing Co., Ltd.; Howmet Aerospace, Inc.; Monster Beverage Corp.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | communication services; information technology; financials
Security selection in the following sectors  | healthcare; consumer discretionary
Position weightings  | Marvell Technology, Inc.; UnitedHealth Group, Inc.; DraftKings, Inc., Class A
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Janus Focused Growth Portfolio (Class 2)	11.85%	11.29%	15.92%
S&P 500® Index	16.35%	14.99%	15.57%
Russell 1000® Growth Index	14.50%	15.14%	18.63%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$497M
Total number of portfolio holdings	32
Total net advisory fee paid	$3.7M
Portfolio turnover rate during the reporting period	38%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	26.8%
Semiconductors	23.2%
Software	13.0%
Computers	5.0%
Pharmaceuticals	5.0%
Aerospace/Defense	4.8%
Diversified Financial Services	3.9%
Electrical Components & Equipment	3.2%
Healthcare-Products	3.0%
Private Equity	2.7%
Entertainment	2.3%
Short-Term Investments	2.0%
Biotechnology	1.7%
Healthcare-Services	1.6%
Beverages	1.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86704C853 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Janus Focused Growth
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Janus Focused Growth Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Janus Focused Growth Portfolio (Class 3)*	$111	1.05%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 11.70% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 14.50% for the Russell 1000® Growth Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid-cap equities but slightly underperformed small-cap equities, according to the Russell® family of indices. Growth stocks underperformed value stocks across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | industrials; energy; materials
Security selection in the following sectors  | industrials; consumer staples
Position weightings  | Taiwan Semiconductor Manufacturing Co., Ltd.; Howmet Aerospace, Inc.; Monster Beverage Corp.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | communication services; information technology; financials
Security selection in the following sectors  | healthcare; consumer discretionary
Position weightings  | Marvell Technology, Inc.; UnitedHealth Group, Inc.; DraftKings, Inc., Class A
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Janus Focused Growth Portfolio (Class 3)	11.70%	11.17%	15.81%
S&P 500® Index	16.35%	14.99%	15.57%
Russell 1000® Growth Index	14.50%	15.14%	18.63%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$497M
Total number of portfolio holdings	32
Total net advisory fee paid	$3.7M
Portfolio turnover rate during the reporting period	38%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	26.8%
Semiconductors	23.2%
Software	13.0%
Computers	5.0%
Pharmaceuticals	5.0%
Aerospace/Defense	4.8%
Diversified Financial Services	3.9%
Electrical Components & Equipment	3.2%
Healthcare-Products	3.0%
Private Equity	2.7%
Entertainment	2.3%
Short-Term Investments	2.0%
Biotechnology	1.7%
Healthcare-Services	1.6%
Beverages	1.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C846 (03/26)
SunAmerica Series Trust

SunAmerica Series Trust
SA JPMorgan Diversified Balanced
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Diversified Balanced Portfolio (Class 1)*	$76	0.72%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 11.80% for the year ended January 31, 2026, compared to 19.58% for the MSCI World Index (net) (a broad-based securities market index) and 14.22% for the Blended Index (the "Performance Index") comprised of 60% MSCI World Index (net); 40% Bloomberg U.S. Government/Credit Index. Over the period, emerging markets equities and international developed equities outperformed U.S. equities. The U.S. Treasury market witnessed positive returns over the last 12 months supported by Federal Reserve rate cuts late in the year, elevated carry from high starting yields, and moderating inflation.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations to the following: international developed equities. Security selection in the following: emerging market equities
For the fixed income segment of the fund  | Allocations to the following: international fixed income. Security selection in the following: U.S. core plus bond
Asset Allocation  | tactical
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations to the following: U.S. equities. Security selection in the following: global equities
For the fixed income segment of the fund  | Allocations to the following: U.S. government bonds
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Diversified Balanced Portfolio (Class 1)	11.80%	6.42%	8.07%
MSCI World Index (net)	19.58%	12.87%	13.11%
60% MSCI World Index (net); 40% Bloomberg U.S. Government/Credit Index	14.22%	7.54%	8.77%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$432M
Total number of portfolio holdings	1,599
Total net advisory fee paid	$2.5M
Portfolio turnover rate during the reporting period	60%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	11.8%
U.S. Government & Agency Obligations	8.0%
Semiconductors	7.4%
Internet	7.0%
Unaffiliated Investment Companies	4.8%
Other Asset Backed Securities	3.5%
Software	3.4%
Retail	3.3%
Pharmaceuticals	3.2%
Diversified Financial Services	3.2%
Electric	3.0%
Computers	2.8%
Collateralized Mortgage Obligations	2.6%
Aerospace/Defense	2.1%
Insurance	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 30, 2025, an advisory fee waiver was implemented in an amount equal to the Portfolio’s expenses related to investments in underlying funds managed or advised by JPMorgan or its affiliates. Additionally, effective April 30, 2025 investment company risk was added as a principal risk of the Portfolio. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86703T881 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA JPMorgan Diversified Balanced
Class 2
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Diversified Balanced Portfolio (Class 2)*	$92	0.87%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 11.67% for the year ended January 31, 2026, compared to 19.58% for the MSCI World Index (net) (a broad-based securities market index) and 14.22% for the Blended Index (the "Performance Index") comprised of 60% MSCI World Index (net); 40% Bloomberg U.S. Government/Credit Index. Over the period, emerging markets equities and international developed equities outperformed U.S. equities. The U.S. Treasury market witnessed positive returns over the last 12 months supported by Federal Reserve rate cuts late in the year, elevated carry from high starting yields, and moderating inflation.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations to the following: international developed equities. Security selection in the following: emerging market equities
For the fixed income segment of the fund  | Allocations to the following: international fixed income. Security selection in the following: U.S. core plus bond
Asset Allocation  | tactical
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations to the following: U.S. equities. Security selection in the following: global equities
For the fixed income segment of the fund  | Allocations to the following: U.S. government bonds
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Diversified Balanced Portfolio (Class 2)	11.67%	6.27%	7.91%
MSCI World Index (net)	19.58%	12.87%	13.11%
60% MSCI World Index (net); 40% Bloomberg U.S. Government/Credit Index	14.22%	7.54%	8.77%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$432M
Total number of portfolio holdings	1,599
Total net advisory fee paid	$2.5M
Portfolio turnover rate during the reporting period	60%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	11.8%
U.S. Government & Agency Obligations	8.0%
Semiconductors	7.4%
Internet	7.0%
Unaffiliated Investment Companies	4.8%
Other Asset Backed Securities	3.5%
Software	3.4%
Retail	3.3%
Pharmaceuticals	3.2%
Diversified Financial Services	3.2%
Electric	3.0%
Computers	2.8%
Collateralized Mortgage Obligations	2.6%
Aerospace/Defense	2.1%
Insurance	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 30, 2025, an advisory fee waiver was implemented in an amount equal to the Portfolio’s expenses related to investments in underlying funds managed or advised by JPMorgan or its affiliates. Additionally, effective April 30, 2025 investment company risk was added as a principal risk of the Portfolio. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T279 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA JPMorgan Diversified Balanced
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Diversified Balanced Portfolio (Class 3)*	$103	0.97%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 11.55% for the year ended January 31, 2026, compared to 19.58% for the MSCI World Index (net) (a broad-based securities market index) and 14.22% for the Blended Index (the "Performance Index") comprised of 60% MSCI World Index (net); 40% Bloomberg U.S. Government/Credit Index. Over the period, emerging markets equities and international developed equities outperformed U.S. equities. The U.S. Treasury market witnessed positive returns over the last 12 months supported by Federal Reserve rate cuts late in the year, elevated carry from high starting yields, and moderating inflation.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations to the following: international developed equities. Security selection in the following: emerging market equities
For the fixed income segment of the fund  | Allocations to the following: international fixed income. Security selection in the following: U.S. core plus bond
Asset Allocation  | tactical
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations to the following: U.S. equities. Security selection in the following: global equities
For the fixed income segment of the fund  | Allocations to the following: U.S. government bonds
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Diversified Balanced Portfolio (Class 3)	11.55%	6.16%	7.80%
MSCI World Index (net)	19.58%	12.87%	13.11%
60% MSCI World Index (net); 40% Bloomberg U.S. Government/Credit Index	14.22%	7.54%	8.77%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$432M
Total number of portfolio holdings	1,599
Total net advisory fee paid	$2.5M
Portfolio turnover rate during the reporting period	60%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	11.8%
U.S. Government & Agency Obligations	8.0%
Semiconductors	7.4%
Internet	7.0%
Unaffiliated Investment Companies	4.8%
Other Asset Backed Securities	3.5%
Software	3.4%
Retail	3.3%
Pharmaceuticals	3.2%
Diversified Financial Services	3.2%
Electric	3.0%
Computers	2.8%
Collateralized Mortgage Obligations	2.6%
Aerospace/Defense	2.1%
Insurance	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 30, 2025, an advisory fee waiver was implemented in an amount equal to the Portfolio’s expenses related to investments in underlying funds managed or advised by JPMorgan or its affiliates. Additionally, effective April 30, 2025 investment company risk was added as a principal risk of the Portfolio. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86703T261 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA JPMorgan Emerging Markets
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Emerging Markets Portfolio (Class 1)*	$149	1.20%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 47.53% for the year ended January 31, 2026, compared to 34.87% for the MSCI ACWI ex-U.S. Index (net) (a broad-based securities market index) and 42.84% for the MSCI Emerging Markets Index (net) (the "Performance Index"). Over the period, emerging markets equities rose driven by gains from South Korea and China.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | health care; consumer staples; energy
Security selection in the following sectors  | financials; information technology; utilities
Position weightings  | SK Hynix, Inc; Samsung Electronics Co., Ltd.; Xiaomi Corp., Class B
Allocations to the following countries/regions  | South Korea; Saudi Arabia; India
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | materials; financials; communication services
Security selection in the following sectors  | industrials; consumer staples; communication services
Position weightings  | Wipro, Ltd.; Infosys, Ltd.; Delta Electronics, Inc.
Allocations to the following countries/regions   | South Africa; Turkey; Taiwan
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Emerging Markets Portfolio (Class 1)	47.53%	6.19%	10.27%
MSCI ACWI ex-U.S. Index (net)	34.87%	9.12%	9.82%
MSCI Emerging Markets Index (net)	42.84%	5.34%	10.08%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$227M
Total number of portfolio holdings	136
Total net advisory fee paid	$2.0M
Portfolio turnover rate during the reporting period	70%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	25.7%
Banks	18.5%
Internet	9.2%
Insurance	5.6%
Oil & Gas	3.4%
Retail	2.5%
Mining	2.5%
Electronics	2.4%
Telecommunications	2.2%
Diversified Financial Services	2.2%
Computers	2.0%
Auto Manufacturers	1.9%
Airlines	1.7%
Electric	1.7%
Software	1.7%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective January 1, 2026, the contractual advisory fee waiver was amended to lower the advisory fee paid by the Portfolio from 1.00% of average daily net assets to 0.95% of average daily net assets. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T303 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA JPMorgan Emerging Markets
Class 2
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Emerging Markets Portfolio (Class 2)*	$167	1.35%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 47.45% for the year ended January 31, 2026, compared to 34.87% for the MSCI ACWI ex-U.S. Index (net) (a broad-based securities market index) and 42.84% for the MSCI Emerging Markets Index (net) (the "Performance Index"). Over the period, emerging markets equities rose driven by gains from South Korea and China.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | health care; consumer staples; energy
Security selection in the following sectors  | financials; information technology; utilities
Position weightings  | SK Hynix, Inc; Samsung Electronics Co., Ltd.; Xiaomi Corp., Class B
Allocations to the following countries/regions  | South Korea; Saudi Arabia; India
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | materials; financials; communication services
Security selection in the following sectors  | industrials; consumer staples; communication services
Position weightings  | Wipro, Ltd.; Infosys, Ltd.; Delta Electronics, Inc.
Allocations to the following countries/regions   | South Africa; Turkey; Taiwan
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Emerging Markets Portfolio (Class 2)	47.45%	6.04%	10.10%
MSCI ACWI ex-U.S. Index (net)	34.87%	9.12%	9.82%
MSCI Emerging Markets Index (net)	42.84%	5.34%	10.08%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$227M
Total number of portfolio holdings	136
Total net advisory fee paid	$2.0M
Portfolio turnover rate during the reporting period	70%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	25.7%
Banks	18.5%
Internet	9.2%
Insurance	5.6%
Oil & Gas	3.4%
Retail	2.5%
Mining	2.5%
Electronics	2.4%
Telecommunications	2.2%
Diversified Financial Services	2.2%
Computers	2.0%
Auto Manufacturers	1.9%
Airlines	1.7%
Electric	1.7%
Software	1.7%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective January 1, 2026, the contractual advisory fee waiver was amended to lower the advisory fee paid by the Portfolio from 1.00% of average daily net assets to 0.95% of average daily net assets. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T444 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA JPMorgan Emerging Markets
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Emerging Markets Portfolio (Class 3)*	$179	1.45%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 47.15% for the year ended January 31, 2026, compared to 34.87% for the MSCI ACWI ex-U.S. Index (net) (a broad-based securities market index) and 42.84% for the MSCI Emerging Markets Index (net) (the "Performance Index"). Over the period, emerging markets equities rose driven by gains from South Korea and China.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | health care; consumer staples; energy
Security selection in the following sectors  | financials; information technology; utilities
Position weightings  | SK Hynix, Inc; Samsung Electronics Co., Ltd.; Xiaomi Corp., Class B
Allocations to the following countries/regions  | South Korea; Saudi Arabia; India
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | materials; financials; communication services
Security selection in the following sectors  | industrials; consumer staples; communication services
Position weightings  | Wipro, Ltd.; Infosys, Ltd.; Delta Electronics, Inc.
Allocations to the following countries/regions   | South Africa; Turkey; Taiwan
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Emerging Markets Portfolio (Class 3)	47.15%	5.92%	10.00%
MSCI ACWI ex-U.S. Index (net)	34.87%	9.12%	9.82%
MSCI Emerging Markets Index (net)	42.84%	5.34%	10.08%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$227M
Total number of portfolio holdings	136
Total net advisory fee paid	$2.0M
Portfolio turnover rate during the reporting period	70%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	25.7%
Banks	18.5%
Internet	9.2%
Insurance	5.6%
Oil & Gas	3.4%
Retail	2.5%
Mining	2.5%
Electronics	2.4%
Telecommunications	2.2%
Diversified Financial Services	2.2%
Computers	2.0%
Auto Manufacturers	1.9%
Airlines	1.7%
Electric	1.7%
Software	1.7%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective January 1, 2026, the contractual advisory fee waiver was amended to lower the advisory fee paid by the Portfolio from 1.00% of average daily net assets to 0.95% of average daily net assets. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T436 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA JPMorgan Equity-Income
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Equity-Income Portfolio (Class 1)*	$63	0.59%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 13.38% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 15.83% for the Russell 1000® Value Index (the "Performance Index"). Over the period, large cap stocks as represented by the S&P 500® Index outperformed the small cap Russell 2000® Index, as they returned 16.35% versus 15.81%, respectively. Value stocks outperformed growth stocks, as the Russell 3000® Value Index returned 15.89% and the Russell 3000® Growth Index returned 14.32%.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | real estate; information technology
Security selection in the following sectors  | information technology; consumer staples; financials
Position weightings  | Seagate Technology Holdings PLC; Corning, Inc.; Lam Research Corp.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | communication services; financials; health care
Security selection in the following sectors  | industrials; materials; energy
Position weightings  | Micron Technology, Inc. (lack of exposure); Alphabet, Inc., Class C; UnitedHealth Group, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Equity-Income Portfolio (Class 1)	13.38%	12.12%	11.94%
S&P 500® Index	16.35%	14.99%	15.57%
Russell 1000® Value Index	15.83%	12.53%	11.61%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$821M
Total number of portfolio holdings	84
Total net advisory fee paid	$4.6M
Portfolio turnover rate during the reporting period	25%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	12.3%
Retail	8.3%
Pharmaceuticals	8.1%
Diversified Financial Services	7.6%
Oil & Gas	5.5%
Semiconductors	4.7%
Electric	4.5%
Internet	4.2%
Aerospace/Defense	3.6%
Machinery-Diversified	3.2%
Computers	3.0%
Healthcare-Products	2.9%
Insurance	2.8%
REITS	2.6%
Software	2.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86703T824 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA JPMorgan Equity-Income
Class 2
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Equity-Income Portfolio (Class 2)*	$79	0.74%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 13.20% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 15.83% for the Russell 1000® Value Index (the "Performance Index"). Over the period, large cap stocks as represented by the S&P 500® Index outperformed the small cap Russell 2000® Index, as they returned 16.35% versus 15.81%, respectively. Value stocks outperformed growth stocks, as the Russell 3000® Value Index returned 15.89% and the Russell 3000® Growth Index returned 14.32%.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | real estate; information technology
Security selection in the following sectors  | information technology; consumer staples; financials
Position weightings  | Seagate Technology Holdings PLC; Corning, Inc.; Lam Research Corp.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | communication services; financials; health care
Security selection in the following sectors  | industrials; materials; energy
Position weightings  | Micron Technology, Inc. (lack of exposure); Alphabet, Inc., Class C; UnitedHealth Group, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Equity-Income Portfolio (Class 2)	13.20%	11.96%	11.78%
S&P 500® Index	16.35%	14.99%	15.57%
Russell 1000® Value Index	15.83%	12.53%	11.61%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$821M
Total number of portfolio holdings	84
Total net advisory fee paid	$4.6M
Portfolio turnover rate during the reporting period	25%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	12.3%
Retail	8.3%
Pharmaceuticals	8.1%
Diversified Financial Services	7.6%
Oil & Gas	5.5%
Semiconductors	4.7%
Electric	4.5%
Internet	4.2%
Aerospace/Defense	3.6%
Machinery-Diversified	3.2%
Computers	3.0%
Healthcare-Products	2.9%
Insurance	2.8%
REITS	2.6%
Software	2.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C101 (03/26)
SunAmerica Series Trust

SunAmerica Series Trust
SA JPMorgan Equity-Income
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Equity-Income Portfolio (Class 3)*	$89	0.84%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 13.08% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 15.83% for the Russell 1000® Value Index (the "Performance Index"). Over the period, large cap stocks as represented by the S&P 500® Index outperformed the small cap Russell 2000® Index, as they returned 16.35% versus 15.81%, respectively. Value stocks outperformed growth stocks, as the Russell 3000® Value Index returned 15.89% and the Russell 3000® Growth Index returned 14.32%.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | real estate; information technology
Security selection in the following sectors  | information technology; consumer staples; financials
Position weightings  | Seagate Technology Holdings PLC; Corning, Inc.; Lam Research Corp.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | communication services; financials; health care
Security selection in the following sectors  | industrials; materials; energy
Position weightings  | Micron Technology, Inc. (lack of exposure); Alphabet, Inc., Class C; UnitedHealth Group, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Equity-Income Portfolio (Class 3)	13.08%	11.85%	11.67%
S&P 500® Index	16.35%	14.99%	15.57%
Russell 1000® Value Index	15.83%	12.53%	11.61%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$821M
Total number of portfolio holdings	84
Total net advisory fee paid	$4.6M
Portfolio turnover rate during the reporting period	25%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	12.3%
Retail	8.3%
Pharmaceuticals	8.1%
Diversified Financial Services	7.6%
Oil & Gas	5.5%
Semiconductors	4.7%
Electric	4.5%
Internet	4.2%
Aerospace/Defense	3.6%
Machinery-Diversified	3.2%
Computers	3.0%
Healthcare-Products	2.9%
Insurance	2.8%
REITS	2.6%
Software	2.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C200 (03/26)
SunAmerica Series Trust

SunAmerica Series Trust
SA JPMorgan Large Cap Core
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Large Cap Core Portfolio (Class 1)*	$73	0.69%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 12.71% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index & "Performance Index"). Over the period, large cap stocks as represented by the S&P 500® Index outperformed the small cap Russell 2000® Index, as they returned 16.35% versus 15.81%, respectively. Value stocks outperformed growth stocks, as the Russell 3000® Value Index returned 15.89% and the Russell 3000® Growth Index returned 14.32%.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | payments & business services; media; health services & systems
Security selection in the following sectors  | software & services; retail; pharmaceuticals/medical technology
Position weightings  | Howmet Aerospace, Inc.; Salesforce, Inc. (lack of exposure); Northrop Grumman Corp.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | non-bank financials; semiconductors & hardware; retail
Security selection in the following sectors  | semiconductors & hardware; health services & systems; media
Position weightings  | UnitedHealth Group, Inc.; Arthur J. Gallagher & Co.; Chipotle Mexican Grill, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Large Cap Core Portfolio (Class 1)	12.71%	13.16%	13.36%
S&P 500® Index	16.35%	14.99%	15.57%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$555M
Total number of portfolio holdings	56
Total net advisory fee paid	$3.7M
Portfolio turnover rate during the reporting period	47%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	15.0%
Internet	14.2%
Software	10.1%
Retail	7.7%
Computers	6.8%
Diversified Financial Services	5.5%
Banks	5.3%
Healthcare-Products	4.4%
Electric	3.6%
Building Materials	3.4%
Pharmaceuticals	3.3%
Aerospace/Defense	2.6%
Insurance	2.5%
Oil & Gas Services	2.3%
Media	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86703T816 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA JPMorgan Large Cap Core
Class 2
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Large Cap Core Portfolio (Class 2)*	$89	0.84%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 12.53% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index & "Performance Index"). Over the period, large cap stocks as represented by the S&P 500® Index outperformed the small cap Russell 2000® Index, as they returned 16.35% versus 15.81%, respectively. Value stocks outperformed growth stocks, as the Russell 3000® Value Index returned 15.89% and the Russell 3000® Growth Index returned 14.32%.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | payments & business services; media; health services & systems
Security selection in the following sectors  | software & services; retail; pharmaceuticals/medical technology
Position weightings  | Howmet Aerospace, Inc.; Salesforce, Inc. (lack of exposure); Northrop Grumman Corp.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | non-bank financials; semiconductors & hardware; retail
Security selection in the following sectors  | semiconductors & hardware; health services & systems; media
Position weightings  | UnitedHealth Group, Inc.; Arthur J. Gallagher & Co.; Chipotle Mexican Grill, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Large Cap Core Portfolio (Class 2)	12.53%	12.99%	13.19%
S&P 500® Index	16.35%	14.99%	15.57%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$555M
Total number of portfolio holdings	56
Total net advisory fee paid	$3.7M
Portfolio turnover rate during the reporting period	47%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	15.0%
Internet	14.2%
Software	10.1%
Retail	7.7%
Computers	6.8%
Diversified Financial Services	5.5%
Banks	5.3%
Healthcare-Products	4.4%
Electric	3.6%
Building Materials	3.4%
Pharmaceuticals	3.3%
Aerospace/Defense	2.6%
Insurance	2.5%
Oil & Gas Services	2.3%
Media	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86703T428 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA JPMorgan Large Cap Core
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Large Cap Core Portfolio (Class 3)*	$100	0.94%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 12.43% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index & "Performance Index"). Over the period, large cap stocks as represented by the S&P 500® Index outperformed the small cap Russell 2000® Index, as they returned 16.35% versus 15.81%, respectively. Value stocks outperformed growth stocks, as the Russell 3000® Value Index returned 15.89% and the Russell 3000® Growth Index returned 14.32%.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | payments & business services; media; health services & systems
Security selection in the following sectors  | software & services; retail; pharmaceuticals/medical technology
Position weightings  | Howmet Aerospace, Inc.; Salesforce, Inc. (lack of exposure); Northrop Grumman Corp.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | non-bank financials; semiconductors & hardware; retail
Security selection in the following sectors  | semiconductors & hardware; health services & systems; media
Position weightings  | UnitedHealth Group, Inc.; Arthur J. Gallagher & Co.; Chipotle Mexican Grill, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Large Cap Core Portfolio (Class 3)	12.43%	12.88%	13.08%
S&P 500® Index	16.35%	14.99%	15.57%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$555M
Total number of portfolio holdings	56
Total net advisory fee paid	$3.7M
Portfolio turnover rate during the reporting period	47%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	15.0%
Internet	14.2%
Software	10.1%
Retail	7.7%
Computers	6.8%
Diversified Financial Services	5.5%
Banks	5.3%
Healthcare-Products	4.4%
Electric	3.6%
Building Materials	3.4%
Pharmaceuticals	3.3%
Aerospace/Defense	2.6%
Insurance	2.5%
Oil & Gas Services	2.3%
Media	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T410 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA JPMorgan MFS Core Bond
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan MFS Core Bond Portfolio (Class 1)*	$55	0.53%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 6.88% for the year ended January 31, 2026, compared to 6.85% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index & "Performance Index"). Over the period, the bond market witnessed strong returns as credit broadly delivered positive excess returns and interest rates declined.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
J.P. Morgan Investment Management Inc. | Allocations in the following sectors: U.S. Treasuries (using futures); non-agency mortgage-backed securities; agency mortgage-backed securities. Security selection in the following sectors: investment grade credit; commercial mortgage-backed securities; U.S. Treasuries. In aggregate: duration positioning; yield curve positioning
Massachusetts Financial Services Company  | Allocations in the following sectors: collateralized mortgage obligations; U.S. Treasuries; corporate industrials. Security selection in the following sectors: industrials
TOP PERFORMANCE DETRACTORS
J.P. Morgan Investment Management Inc.  | Allocations in the following sectors: investment grade credit; asset-backed securities. Security selection in the following sectors: agency mortgage-backed securities
Massachusetts Financial Services Company  | Allocations in the following sectors: agency mortgage-backed securities fixed rate. Security selection in the following sectors: none
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan MFS Core Bond Portfolio (Class 1)	6.88%	0.27%	2.36%
Bloomberg U.S. Aggregate Bond Index	6.85%	(0.20)%	1.88%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,788M
Total number of portfolio holdings	1,648
Total net advisory fee paid	$9.0M
Portfolio turnover rate during the reporting period	33%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	45.4%
Collateralized Mortgage Obligations	11.6%
Banks	8.7%
Other Asset Backed Securities	6.3%
Auto Loan Receivables	2.7%
Electric	2.5%
Diversified Financial Services	2.3%
Pipelines	1.7%
Healthcare-Services	1.4%
REITS	1.4%
Telecommunications	1.1%
Commercial Services	1.0%
Short-Term Investments	1.0%
Aerospace/Defense	0.9%
Oil & Gas	0.9%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T808 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA JPMorgan MFS Core Bond
Class 2
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan MFS Core Bond Portfolio (Class 2)*	$70	0.68%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 6.75% for the year ended January 31, 2026, compared to 6.85% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index & "Performance Index"). Over the period, the bond market witnessed strong returns as credit broadly delivered positive excess returns and interest rates declined.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
J.P. Morgan Investment Management Inc. | Allocations in the following sectors: U.S. Treasuries (using futures); non-agency mortgage-backed securities; agency mortgage-backed securities. Security selection in the following sectors: investment grade credit; commercial mortgage-backed securities; U.S. Treasuries. In aggregate: duration positioning; yield curve positioning
Massachusetts Financial Services Company  | Allocations in the following sectors: collateralized mortgage obligations; U.S. Treasuries; corporate industrials. Security selection in the following sectors: industrials
TOP PERFORMANCE DETRACTORS
J.P. Morgan Investment Management Inc.  | Allocations in the following sectors: investment grade credit; asset-backed securities. Security selection in the following sectors: agency mortgage-backed securities
Massachusetts Financial Services Company  | Allocations in the following sectors: agency mortgage-backed securities fixed rate. Security selection in the following sectors: none
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan MFS Core Bond Portfolio (Class 2)	6.75%	0.13%	2.21%
Bloomberg U.S. Aggregate Bond Index	6.85%	(0.20)%	1.88%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,788M
Total number of portfolio holdings	1,648
Total net advisory fee paid	$9.0M
Portfolio turnover rate during the reporting period	33%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	45.4%
Collateralized Mortgage Obligations	11.6%
Banks	8.7%
Other Asset Backed Securities	6.3%
Auto Loan Receivables	2.7%
Electric	2.5%
Diversified Financial Services	2.3%
Pipelines	1.7%
Healthcare-Services	1.4%
REITS	1.4%
Telecommunications	1.1%
Commercial Services	1.0%
Short-Term Investments	1.0%
Aerospace/Defense	0.9%
Oil & Gas	0.9%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Material Fund Changes

This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86703T212 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA JPMorgan MFS Core Bond
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan MFS Core Bond Portfolio (Class 3)*	$81	0.78%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 6.70% for the year ended January 31, 2026, compared to 6.85% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index & "Performance Index"). Over the period, the bond market witnessed strong returns as credit broadly delivered positive excess returns and interest rates declined.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
J.P. Morgan Investment Management Inc. | Allocations in the following sectors: U.S. Treasuries (using futures); non-agency mortgage-backed securities; agency mortgage-backed securities. Security selection in the following sectors: investment grade credit; commercial mortgage-backed securities; U.S. Treasuries. In aggregate: duration positioning; yield curve positioning
Massachusetts Financial Services Company  | Allocations in the following sectors: collateralized mortgage obligations; U.S. Treasuries; corporate industrials. Security selection in the following sectors: industrials
TOP PERFORMANCE DETRACTORS
J.P. Morgan Investment Management Inc.  | Allocations in the following sectors: investment grade credit; asset-backed securities. Security selection in the following sectors: agency mortgage-backed securities
Massachusetts Financial Services Company  | Allocations in the following sectors: agency mortgage-backed securities fixed rate. Security selection in the following sectors: none
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan MFS Core Bond Portfolio (Class 3)	6.70%	0.01%	2.11%
Bloomberg U.S. Aggregate Bond Index	6.85%	(0.20)%	1.88%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,788M
Total number of portfolio holdings	1,648
Total net advisory fee paid	$9.0M
Portfolio turnover rate during the reporting period	33%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	45.4%
Collateralized Mortgage Obligations	11.6%
Banks	8.7%
Other Asset Backed Securities	6.3%
Auto Loan Receivables	2.7%
Electric	2.5%
Diversified Financial Services	2.3%
Pipelines	1.7%
Healthcare-Services	1.4%
REITS	1.4%
Telecommunications	1.1%
Commercial Services	1.0%
Short-Term Investments	1.0%
Aerospace/Defense	0.9%
Oil & Gas	0.9%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86703T196 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA JPMorgan Mid-Cap Growth
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Mid-Cap Growth Portfolio (Class 1)*	$78	0.77%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 1.33% for the year ended January 31, 2026, compared to 15.32% for the Russell 3000® Index (a broad-based securities market index) and 1.25% for the Russell Midcap® Growth Index (the "Performance Index"). Over the period, large cap stocks as represented by the S&P 500® Index outperformed the small cap Russell 2000® Index, as they returned 16.35% versus 15.81%, respectively. Value stocks outperformed growth stocks, as the Russell 3000® Value Index returned 15.89% and the Russell 3000® Growth Index returned 14.32%.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | telecommunications; cash & cash equivalents; utilities
Security selection in the following sectors  | industrials; energy; financials
Position weightings  | Ciena Corp.; Robinhood Markets, Inc., Class A; Teradyne, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | basic materials; financials; industrials
Security selection in the following sectors  | technology; consumer discretionary; health care
Position weightings  | Palantir Technologies, Inc., Class A; IDEXX Laboratories, Inc.; HubSpot, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Mid-Cap Growth Portfolio (Class 1)	1.33%	4.36%	13.48%
Russell 3000® Index	15.32%	13.60%	15.13%
Russell Midcap® Growth Index	1.25%	6.53%	13.28%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$670M
Total number of portfolio holdings	112
Total net advisory fee paid	$4.9M
Portfolio turnover rate during the reporting period	68%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	13.1%
Retail	7.4%
Aerospace/Defense	6.5%
Pharmaceuticals	5.9%
Biotechnology	5.7%
Diversified Financial Services	5.1%
Healthcare-Products	4.8%
Semiconductors	4.0%
Leisure Time	3.9%
Internet	3.8%
Commercial Services	3.7%
Lodging	3.5%
Miscellaneous Manufacturing	3.5%
Machinery-Construction & Mining	3.2%
Pipelines	2.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86703T733 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA JPMorgan Mid-Cap Growth
Class 2
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Mid-Cap Growth Portfolio (Class 2)*	$93	0.92%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 1.17% for the year ended January 31, 2026, compared to 15.32% for the Russell 3000® Index (a broad-based securities market index) and 1.25% for the Russell Midcap® Growth Index (the "Performance Index"). Over the period, large cap stocks as represented by the S&P 500® Index outperformed the small cap Russell 2000® Index, as they returned 16.35% versus 15.81%, respectively. Value stocks outperformed growth stocks, as the Russell 3000® Value Index returned 15.89% and the Russell 3000® Growth Index returned 14.32%.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | telecommunications; cash & cash equivalents; utilities
Security selection in the following sectors  | industrials; energy; financials
Position weightings  | Ciena Corp.; Robinhood Markets, Inc., Class A; Teradyne, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | basic materials; financials; industrials
Security selection in the following sectors  | technology; consumer discretionary; health care
Position weightings  | Palantir Technologies, Inc., Class A; IDEXX Laboratories, Inc.; HubSpot, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Mid-Cap Growth Portfolio (Class 2)	1.17%	4.20%	13.31%
Russell 3000® Index	15.32%	13.60%	15.13%
Russell Midcap® Growth Index	1.25%	6.53%	13.28%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$670M
Total number of portfolio holdings	112
Total net advisory fee paid	$4.9M
Portfolio turnover rate during the reporting period	68%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	13.1%
Retail	7.4%
Aerospace/Defense	6.5%
Pharmaceuticals	5.9%
Biotechnology	5.7%
Diversified Financial Services	5.1%
Healthcare-Products	4.8%
Semiconductors	4.0%
Leisure Time	3.9%
Internet	3.8%
Commercial Services	3.7%
Lodging	3.5%
Miscellaneous Manufacturing	3.5%
Machinery-Construction & Mining	3.2%
Pipelines	2.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86704C812 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA JPMorgan Mid-Cap Growth
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Mid-Cap Growth Portfolio (Class 3)*	$103	1.02%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 1.07% for the year ended January 31, 2026, compared to 15.32% for the Russell 3000® Index (a broad-based securities market index) and 1.25% for the Russell Midcap® Growth Index (the "Performance Index"). Over the period, large cap stocks as represented by the S&P 500® Index outperformed the small cap Russell 2000® Index, as they returned 16.35% versus 15.81%, respectively. Value stocks outperformed growth stocks, as the Russell 3000® Value Index returned 15.89% and the Russell 3000® Growth Index returned 14.32%.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | telecommunications; cash & cash equivalents; utilities
Security selection in the following sectors  | industrials; energy; financials
Position weightings  | Ciena Corp.; Robinhood Markets, Inc., Class A; Teradyne, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | basic materials; financials; industrials
Security selection in the following sectors  | technology; consumer discretionary; health care
Position weightings  | Palantir Technologies, Inc., Class A; IDEXX Laboratories, Inc.; HubSpot, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Mid-Cap Growth Portfolio (Class 3)	1.07%	4.10%	13.21%
Russell 3000® Index	15.32%	13.60%	15.13%
Russell Midcap® Growth Index	1.25%	6.53%	13.28%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$670M
Total number of portfolio holdings	112
Total net advisory fee paid	$4.9M
Portfolio turnover rate during the reporting period	68%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	13.1%
Retail	7.4%
Aerospace/Defense	6.5%
Pharmaceuticals	5.9%
Biotechnology	5.7%
Diversified Financial Services	5.1%
Healthcare-Products	4.8%
Semiconductors	4.0%
Leisure Time	3.9%
Internet	3.8%
Commercial Services	3.7%
Lodging	3.5%
Miscellaneous Manufacturing	3.5%
Machinery-Construction & Mining	3.2%
Pipelines	2.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C796 (03/26)
SunAmerica Series Trust

SunAmerica Series Trust
SA JPMorgan Ultra-Short Bond
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Ultra-Short Bond Portfolio (Class 1)*	$55	0.54%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 4.62% for the year ended January 31, 2026, compared to 6.85% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 4.09% for the ICE BofA 3-Month US Treasury Bill Index (the "Performance Index"). Over the period, interest rates fell and credit spreads tightened.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Positioning in the following | corporate credit; asset-backed securities
In aggregate  | duration positioning
TOP PERFORMANCE DETRACTORS
In aggregate  | none
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Ultra-Short Bond Portfolio (Class 1)	4.62%	2.53%	1.72%
Bloomberg U.S. Aggregate Bond Index	6.85%	(0.20)%	1.88%
ICE BofA 3-Month US Treasury Bill Index	4.09%	3.23%	2.21%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$340M
Total number of portfolio holdings	268
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	108%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	22.2%
Insurance	8.6%
Short-Term Investments	8.6%
Electric	6.9%
Auto Manufacturers	6.8%
Auto Loan Receivables	5.0%
Other Asset Backed Securities	4.2%
REITS	2.9%
U.S. Government & Agency Obligations	2.6%
Food	2.5%
Diversified Financial Services	2.5%
Pipelines	2.5%
Retail	2.4%
Pharmaceuticals	2.0%
Healthcare-Services	1.7%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T402 (03/26)
SunAmerica Series Trust

SunAmerica Series Trust
SA JPMorgan Ultra-Short Bond
Class 2
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Ultra-Short Bond Portfolio (Class 2)*	$71	0.69%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 4.42% for the year ended January 31, 2026, compared to 6.85% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 4.09% for the ICE BofA 3-Month US Treasury Bill Index (the "Performance Index"). Over the period, interest rates fell and credit spreads tightened.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Positioning in the following | corporate credit; asset-backed securities
In aggregate  | duration positioning
TOP PERFORMANCE DETRACTORS
In aggregate  | none
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Ultra-Short Bond Portfolio (Class 2)	4.42%	2.38%	1.58%
Bloomberg U.S. Aggregate Bond Index	6.85%	(0.20)%	1.88%
ICE BofA 3-Month US Treasury Bill Index	4.09%	3.23%	2.21%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$340M
Total number of portfolio holdings	268
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	108%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	22.2%
Insurance	8.6%
Short-Term Investments	8.6%
Electric	6.9%
Auto Manufacturers	6.8%
Auto Loan Receivables	5.0%
Other Asset Backed Securities	4.2%
REITS	2.9%
U.S. Government & Agency Obligations	2.6%
Food	2.5%
Diversified Financial Services	2.5%
Pipelines	2.5%
Retail	2.4%
Pharmaceuticals	2.0%
Healthcare-Services	1.7%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes

This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86703T535 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA JPMorgan Ultra-Short Bond
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Ultra-Short Bond Portfolio (Class 3)*	$81	0.79%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 4.30% for the year ended January 31, 2026, compared to 6.85% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 4.09% for the ICE BofA 3-Month US Treasury Bill Index (the "Performance Index"). Over the period, interest rates fell and credit spreads tightened.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Positioning in the following | corporate credit; asset-backed securities
In aggregate  | duration positioning
TOP PERFORMANCE DETRACTORS
In aggregate  | none
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA JPMorgan Ultra-Short Bond Portfolio (Class 3)	4.30%	2.28%	1.47%
Bloomberg U.S. Aggregate Bond Index	6.85%	(0.20)%	1.88%
ICE BofA 3-Month US Treasury Bill Index	4.09%	3.23%	2.21%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$340M
Total number of portfolio holdings	268
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	108%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	22.2%
Insurance	8.6%
Short-Term Investments	8.6%
Electric	6.9%
Auto Manufacturers	6.8%
Auto Loan Receivables	5.0%
Other Asset Backed Securities	4.2%
REITS	2.9%
U.S. Government & Agency Obligations	2.6%
Food	2.5%
Diversified Financial Services	2.5%
Pipelines	2.5%
Retail	2.4%
Pharmaceuticals	2.0%
Healthcare-Services	1.7%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T527 (03/26)
SunAmerica Series Trust

SunAmerica Series Trust
SA Large Cap Growth Index
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Large Cap Growth Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Large Cap Growth Index Portfolio (Class 1)*	$38	0.35%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is passively managed to match the S&P 500® Growth Index before expenses.
The Class 1 shares posted a return of 19.24% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 19.63% for the S&P 500® Growth Index (the "Performance Index"). Over the period, domestic large cap growth equities, represented by the S&P 500® Growth index, delivered double-digit returns.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered | On an absolute basis - allocations in the following sectors: information technology; communication services; consumer discretionary. Position weightings: Alphabet, Inc., Class C; Alphabet, Inc., Class A; NVIDIA Corp.
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: business services; health care. Position weightings: Netflix, Inc.; Palantir Technologies, Inc., Class A; Berkshire Hathaway, Inc., Class B.
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: energy. Position weightings: Ciena Corp.; Netflix, Inc.; Fiserv, Inc.
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: information technology; consumer cyclicals; consumer non-cyclicals. Position weightings: Meta Platforms, Inc., Class A; Tesla, Inc.; NVIDIA Corp.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 5/1/2018
SA Large Cap Growth Index Portfolio (Class 1)	19.24%	14.87%	16.81%
S&P 500® Index	16.35%	14.99%	15.10%
S&P 500® Growth Index	19.63%	15.28%	17.41%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$730M
Total number of portfolio holdings	142
Total net advisory fee paid	$2.1M
Portfolio turnover rate during the reporting period	37%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	24.9%
Internet	23.7%
Software	12.8%
Computers	7.4%
Pharmaceuticals	4.2%
Insurance	3.1%
Banks	3.0%
Diversified Financial Services	2.7%
Auto Manufacturers	2.5%
Aerospace/Defense	2.3%
Machinery-Construction & Mining	1.6%
Healthcare-Products	1.4%
Retail	1.3%
Telecommunications	1.2%
Electronics	0.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 30, 2025, BlackRock Investment Management, LLC (“BlackRock”) was appointed as subadvisor to the Portfolio, making BlackRock the sole subadvisor to the Fund. Additionally, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by BlackRock. As a result of these changes, derivatives risk was added as a principal risk. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86704H100 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Large Cap Growth Index
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Large Cap Growth Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Large Cap Growth Index Portfolio (Class 3)*	$66	0.60%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is passively managed to match the S&P 500® Growth Index before expenses.
The Class 3 shares posted a return of 18.97% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 19.63% for the S&P 500® Growth Index (the "Performance Index"). Over the period, domestic large cap growth equities, represented by the S&P 500® Growth index, delivered double-digit returns.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered | On an absolute basis - allocations in the following sectors: information technology; communication services; consumer discretionary. Position weightings: Alphabet, Inc., Class C; Alphabet, Inc., Class A; NVIDIA Corp.
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: business services; health care. Position weightings: Netflix, Inc.; Palantir Technologies, Inc., Class A; Berkshire Hathaway, Inc., Class B.
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: energy. Position weightings: Ciena Corp.; Netflix, Inc.; Fiserv, Inc.
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: information technology; consumer cyclicals; consumer non-cyclicals. Position weightings: Meta Platforms, Inc., Class A; Tesla, Inc.; NVIDIA Corp.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 5/1/2018
SA Large Cap Growth Index Portfolio (Class 3)	18.97%	14.59%	16.52%
S&P 500® Index	16.35%	14.99%	15.10%
S&P 500® Growth Index	19.63%	15.28%	17.41%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$730M
Total number of portfolio holdings	142
Total net advisory fee paid	$2.1M
Portfolio turnover rate during the reporting period	37%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	24.9%
Internet	23.7%
Software	12.8%
Computers	7.4%
Pharmaceuticals	4.2%
Insurance	3.1%
Banks	3.0%
Diversified Financial Services	2.7%
Auto Manufacturers	2.5%
Aerospace/Defense	2.3%
Machinery-Construction & Mining	1.6%
Healthcare-Products	1.4%
Retail	1.3%
Telecommunications	1.2%
Electronics	0.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 30, 2025, BlackRock Investment Management, LLC (“BlackRock”) was appointed as subadvisor to the Portfolio, making BlackRock the sole subadvisor to the Fund. Additionally, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by BlackRock. As a result of these changes, derivatives risk was added as a principal risk. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86704H209 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Large Cap Index
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Large Cap Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Large Cap Index Portfolio (Class 1)*	$27	0.25%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is passively managed to match the S&P 500® Index before expenses.
The Class 1 shares posted a return of 16.04% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index & "Performance Index"). Over the period, domestic large cap equities, represented by the S&P 500® index, delivered double-digit returns.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered | On an absolute basis - allocations in the following sectors: information technology; communication services; consumer discretionary. Position weightings: Alphabet, Inc., Class C; Alphabet, Inc., Class A; NVIDIA Corp.
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: business services; telecommunications; utilities. Position weightings: Netflix, Inc.; Palantir Technologies, Inc., Class A; Berkshire Hathaway, Inc., Class B
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: none. Position weightings: Berkshire Hathaway, Inc., Class B; Netflix, Inc.; UnitedHealth Group, Inc.
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: information technology; consumer cyclicals; consumer non-cyclicals. Position weightings: Tesla, Inc.; Apple, Inc.; Amazon.com, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Large Cap Index Portfolio (Class 1)	16.04%	14.67%	15.20%
S&P 500® Index	16.35%	14.99%	15.57%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$3,342M
Total number of portfolio holdings	506
Total net advisory fee paid	$7.4M
Portfolio turnover rate during the reporting period	9%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	14.7%
Internet	14.7%
Software	8.6%
Computers	8.2%
Pharmaceuticals	4.7%
Banks	4.6%
Retail	4.3%
Diversified Financial Services	3.8%
Insurance	3.2%
Healthcare-Products	2.6%
Oil & Gas	2.5%
Auto Manufacturers	2.5%
Aerospace/Defense	2.2%
Electric	2.1%
Telecommunications	1.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 30, 2025, BlackRock Investment Management, LLC (“BlackRock”) was appointed as subadvisor to the Portfolio, making BlackRock the sole subadvisor to the Fund. Additionally, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by BlackRock. Effective April 30, 2025, the voluntary expense limitation agreement that limited expenses of Class 1 shares of the Portfolio to 0.55% of average daily net assets was terminated. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86703T832 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Large Cap Index
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Large Cap Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Large Cap Index Portfolio (Class 3)*	$54	0.50%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is passively managed to match the S&P 500® Index before expenses.
The Class 3 shares posted a return of 15.74% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index & "Performance Index"). Over the period, domestic large cap growth equities, represented by the S&P 500® Growth index, delivered double-digit returns.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered | On an absolute basis - allocations in the following sectors: information technology; communication services; consumer discretionary. Position weightings: Alphabet, Inc., Class C; Alphabet, Inc., Class A; NVIDIA Corp.
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: business services; telecommunications; utilities. Position weightings: Netflix, Inc.; Palantir Technologies, Inc., Class A; Berkshire Hathaway, Inc., Class B
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: none. Position weightings: Berkshire Hathaway, Inc., Class B.; Netflix, Inc.; UnitedHealth Group, Inc.
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: information technology; consumer cyclicals; consumer non-cyclicals. Position weightings: Tesla, Inc.; Apple, Inc.; Amazon.com, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 10/6/2017
SA Large Cap Index Portfolio (Class 3)	15.74%	14.38%	14.00%
S&P 500® Index	16.35%	14.99%	14.64%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$3,342M
Total number of portfolio holdings	506
Total net advisory fee paid	$7.4M
Portfolio turnover rate during the reporting period	9%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	14.7%
Internet	14.7%
Software	8.6%
Computers	8.2%
Pharmaceuticals	4.7%
Banks	4.6%
Retail	4.3%
Diversified Financial Services	3.8%
Insurance	3.2%
Healthcare-Products	2.6%
Oil & Gas	2.5%
Auto Manufacturers	2.5%
Aerospace/Defense	2.2%
Electric	2.1%
Telecommunications	1.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 30, 2025, BlackRock Investment Management, LLC (“BlackRock”) was appointed as subadvisor to the Portfolio, making BlackRock the sole subadvisor to the Fund. Additionally, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by BlackRock. Effective April 30, 2025, the voluntary expense limitation agreement that limited expenses of Class 1 shares of the Portfolio to 0.55% of average daily net assets was terminated. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C457 (03/26)
SunAmerica Series Trust

SunAmerica Series Trust
SA Large Cap Value Index
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Large Cap Value Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Large Cap Value Index Portfolio (Class 1)*	$37	0.35%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is passively managed to match the S&P 500® Value Index before expenses.
The Class 1 shares posted a return of 12.39% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 12.75% for the S&P 500® Value Index (the "Performance Index"). Over the period, domestic large cap value equities represented by the S&P 500® Value index, delivered double-digit returns.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered | On an absolute basis - allocations in the following sectors: information technology; financials; materials. Position weightings: Amazon.com, Inc.; Microsoft Corp.; Apple, Inc.
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: utilities; telecommunications. Position weightings: Berkshire Hathaway, Inc., Class B; Coca-Cola Co.; Philip Morris International, Inc.
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: none. Position weightings: UnitedHealth Group, Inc.; Tesla, Inc.; Salesforce, Inc.
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: information technology; health care; financials. Position weightings: Apple, Inc.; Amazon.com, Inc.; UnitedHealth Group, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 5/1/2018
SA Large Cap Value Index Portfolio (Class 1)	12.39%	13.47%	11.45%
S&P 500® Index	16.35%	14.99%	15.10%
S&P 500® Value Index	12.75%	13.88%	11.77%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$699M
Total number of portfolio holdings	448
Total net advisory fee paid	$1.9M
Portfolio turnover rate during the reporting period	42%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Computers	9.2%
Retail	7.7%
Banks	6.5%
Oil & Gas	5.3%
Pharmaceuticals	5.2%
Diversified Financial Services	4.9%
Internet	4.5%
Electric	4.0%
Healthcare-Products	3.8%
Software	3.7%
Insurance	3.3%
Semiconductors	3.1%
REITS	3.0%
Telecommunications	2.5%
Auto Manufacturers	2.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 30, 2025, BlackRock Investment Management, LLC (“BlackRock”) was appointed as subadvisor to the Portfolio, making BlackRock the sole subadvisor to the Fund. Additionally, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by BlackRock. As a result of these changes, derivatives risk was added as a principal risk. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704H308 (03/26)
SunAmerica Series Trust

SunAmerica Series Trust
SA Large Cap Value Index
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Large Cap Value Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Large Cap Value Index Portfolio (Class 3)*	$64	0.60%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is passively managed to match the S&P 500® Value Index before expenses.
The Class 3 shares posted a return of 12.05% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 12.75% for the S&P 500® Value Index (the "Performance Index"). Over the period, domestic large cap value equities represented by the S&P 500® Value index, delivered double-digit returns.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered | On an absolute basis - allocations in the following sectors: information technology; financials; materials. Position weightings: Amazon.com, Inc.; Microsoft Corp.; Apple, Inc.
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: utilities; telecommunications. Position weightings: Berkshire Hathaway, Inc., Class B; Coca-Cola Co.; Philip Morris International, Inc.
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: none. Position weightings: UnitedHealth Group, Inc.; Tesla, Inc.; Salesforce, Inc.
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: information technology; health care; financials. Position weightings: Apple, Inc.; Amazon.com, Inc.; UnitedHealth Group, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 5/1/2018
SA Large Cap Value Index Portfolio (Class 3)	12.05%	13.18%	11.16%
S&P 500® Index	16.35%	14.99%	15.10%
S&P 500® Value Index	12.75%	13.88%	11.77%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$699M
Total number of portfolio holdings	448
Total net advisory fee paid	$1.9M
Portfolio turnover rate during the reporting period	42%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Computers	9.2%
Retail	7.7%
Banks	6.5%
Oil & Gas	5.3%
Pharmaceuticals	5.2%
Diversified Financial Services	4.9%
Internet	4.5%
Electric	4.0%
Healthcare-Products	3.8%
Software	3.7%
Insurance	3.3%
Semiconductors	3.1%
REITS	3.0%
Telecommunications	2.5%
Auto Manufacturers	2.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 30, 2025, BlackRock Investment Management, LLC (“BlackRock”) was appointed as subadvisor to the Portfolio, making BlackRock the sole subadvisor to the Fund. Additionally, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by BlackRock. As a result of these changes, derivatives risk was added as a principal risk. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704H407 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA MFS Large Cap Growth
(formerly SA MFS Blue Chip Growth Portfolio)
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Large Cap Growth Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Large Cap Growth Portfolio (Class 1)*	$73	0.68%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 13.25% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 14.50% for the Russell 1000® Growth Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid- and underperformed small-cap equities, according to the Russell® family of indices. Value-oriented stocks outperformed growth stocks across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | energy; consumer staples; consumer discretionary
Security selection in the following sectors  | financials; utilities; health care
Position weightings  | Lam Research Corp.; NVIDIA Corp.; AppLovin Corp., Class A
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | communication services; financials; utilities
Security selection in the following sectors  | information technology; consumer staples; industrials
Position weightings  | Atlassian Corp., Class A.; Broadcom, Inc.; Alphabet Inc., Class A
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA MFS Large Cap Growth Portfolio (Class 1)	13.25%	15.02%	16.88%
S&P 500® Index	16.35%	14.99%	15.57%
Russell 1000® Growth Index	14.50%	15.14%	18.63%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$754M
Total number of portfolio holdings	86
Total net advisory fee paid	$5.1M
Portfolio turnover rate during the reporting period	56%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	21.0%
Internet	18.9%
Software	14.5%
Computers	11.4%
Pharmaceuticals	4.3%
Diversified Financial Services	3.3%
Banks	2.9%
Auto Manufacturers	2.7%
Aerospace/Defense	2.3%
Machinery-Construction & Mining	2.3%
Biotechnology	1.6%
Retail	1.6%
Healthcare-Services	1.4%
Electronics	1.4%
Telecommunications	1.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 30, 2025, the voluntary expense limitation agreement that limited expenses of Class 1, Class 2, and Class 3 shares of the Portfolio to 0.85%, 1.00%, and 1.10% of average daily net assets, respectively, was terminated. Effective April 28, 2025, the Portfolio changed its name to SA MFS Large Cap Growth Portfolio. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86703T667 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA MFS Large Cap Growth
(formerly SA MFS Blue Chip Growth Portfolio)
Class 2
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Large Cap Growth Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Large Cap Growth Portfolio (Class 2)*	$88	0.83%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 13.02% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 14.50% for the Russell 1000® Growth Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid- and underperformed small-cap equities, according to the Russell® family of indices. Value-oriented stocks outperformed growth stocks across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | energy; consumer staples; consumer discretionary
Security selection in the following sectors  | financials; utilities; health care
Position weightings  | Lam Research Corp.; NVIDIA Corp.; AppLovin Corp., Class A
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | communication services; financials; utilities
Security selection in the following sectors  | information technology; consumer staples; industrials
Position weightings  | Atlassian Corp., Class A.; Broadcom, Inc.; Alphabet Inc., Class A
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA MFS Large Cap Growth Portfolio (Class 2)	13.02%	14.86%	16.71%
S&P 500® Index	16.35%	14.99%	15.57%
Russell 1000® Growth Index	14.50%	15.14%	18.63%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$754M
Total number of portfolio holdings	86
Total net advisory fee paid	$5.1M
Portfolio turnover rate during the reporting period	56%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	21.0%
Internet	18.9%
Software	14.5%
Computers	11.4%
Pharmaceuticals	4.3%
Diversified Financial Services	3.3%
Banks	2.9%
Auto Manufacturers	2.7%
Aerospace/Defense	2.3%
Machinery-Construction & Mining	2.3%
Biotechnology	1.6%
Retail	1.6%
Healthcare-Services	1.4%
Electronics	1.4%
Telecommunications	1.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 30, 2025, the voluntary expense limitation agreement that limited expenses of Class 1, Class 2, and Class 3 shares of the Portfolio to 0.85%, 1.00%, and 1.10% of average daily net assets, respectively, was terminated. Effective April 28, 2025, the Portfolio changed its name to SA MFS Large Cap Growth Portfolio. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T550 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA MFS Large Cap Growth
(formerly SA MFS Blue Chip Growth Portfolio)
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Large Cap Growth Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Large Cap Growth Portfolio (Class 3)*	$99	0.93%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 12.89% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 14.50% for the Russell 1000® Growth Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid- and underperformed small-cap equities, according to the Russell® family of indices. Value-oriented stocks outperformed growth stocks across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | energy; consumer staples; consumer discretionary
Security selection in the following sectors  | financials; utilities; health care
Position weightings  | Lam Research Corp.; NVIDIA Corp.; AppLovin Corp., Class A
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | communication services; financials; utilities
Security selection in the following sectors  | information technology; consumer staples; industrials
Position weightings  | Atlassian Corp., Class A.; Broadcom, Inc.; Alphabet Inc., Class A
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA MFS Large Cap Growth Portfolio (Class 3)	12.89%	14.73%	16.59%
S&P 500® Index	16.35%	14.99%	15.57%
Russell 1000® Growth Index	14.50%	15.14%	18.63%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$754M
Total number of portfolio holdings	86
Total net advisory fee paid	$5.1M
Portfolio turnover rate during the reporting period	56%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	21.0%
Internet	18.9%
Software	14.5%
Computers	11.4%
Pharmaceuticals	4.3%
Diversified Financial Services	3.3%
Banks	2.9%
Auto Manufacturers	2.7%
Aerospace/Defense	2.3%
Machinery-Construction & Mining	2.3%
Biotechnology	1.6%
Retail	1.6%
Healthcare-Services	1.4%
Electronics	1.4%
Telecommunications	1.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 30, 2025, the voluntary expense limitation agreement that limited expenses of Class 1, Class 2, and Class 3 shares of the Portfolio to 0.85%, 1.00%, and 1.10% of average daily net assets, respectively, was terminated. Effective April 28, 2025, the Portfolio changed its name to SA MFS Large Cap Growth Portfolio. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T543 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA MFS Massachusetts Investors Trust
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Massachusetts Investors Trust Portfolio (Class 1)*	$75	0.70%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 13.05% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index & "Performance Index"). Over the period, U.S. large-cap equities outperformed mid- but not small-cap equities, according to the Russell® family of indices. Value-oriented stocks outperformed growth stocks across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | consumer discretionary; real estate
Security selection in the following sectors  | communication services
Position weightings  | Lam Research Corp.; Howmet Aerospace, Inc.; UnitedHealth Group, Inc. (lack of exposure)
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | information technology; financials
Security selection in the following sectors  | financials; consumer staples
Position weightings  | Fiserv, Inc.; Salesforce, Inc.; Broadcom, Inc. (lack of exposure)
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA MFS Massachusetts Investors Trust Portfolio (Class 1)	13.05%	12.29%	13.46%
S&P 500® Index	16.35%	14.99%	15.57%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$603M
Total number of portfolio holdings	66
Total net advisory fee paid	$4.2M
Portfolio turnover rate during the reporting period	28%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	14.4%
Semiconductors	13.0%
Computers	9.3%
Software	7.9%
Healthcare-Products	6.2%
Diversified Financial Services	5.7%
Banks	4.9%
Electronics	4.2%
Electrical Components & Equipment	3.8%
Insurance	3.8%
Electric	3.1%
Aerospace/Defense	2.9%
Oil & Gas	2.9%
Pharmaceuticals	2.7%
Retail	2.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T766 (03/26)
SunAmerica Series Trust

SunAmerica Series Trust
SA MFS Massachusetts Investors Trust
Class 2
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Massachusetts Investors Trust Portfolio (Class 2)*	$90	0.85%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 12.92% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index & "Performance Index"). Over the period, U.S. large-cap equities outperformed mid- but not small-cap equities, according to the Russell® family of indices. Value-oriented stocks outperformed growth stocks across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | consumer discretionary; real estate
Security selection in the following sectors  | communication services
Position weightings  | Lam Research Corp.; Howmet Aerospace, Inc.; UnitedHealth Group, Inc. (lack of exposure)
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | information technology; financials
Security selection in the following sectors  | financials; consumer staples
Position weightings  | Fiserv, Inc.; Salesforce, Inc.; Broadcom, Inc. (lack of exposure)
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA MFS Massachusetts Investors Trust Portfolio (Class 2)	12.92%	12.12%	13.29%
S&P 500® Index	16.35%	14.99%	15.57%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$603M
Total number of portfolio holdings	66
Total net advisory fee paid	$4.2M
Portfolio turnover rate during the reporting period	28%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	14.4%
Semiconductors	13.0%
Computers	9.3%
Software	7.9%
Healthcare-Products	6.2%
Diversified Financial Services	5.7%
Banks	4.9%
Electronics	4.2%
Electrical Components & Equipment	3.8%
Insurance	3.8%
Electric	3.1%
Aerospace/Defense	2.9%
Oil & Gas	2.9%
Pharmaceuticals	2.7%
Retail	2.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86704C838 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA MFS Massachusetts Investors Trust
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Massachusetts Investors Trust Portfolio (Class 3)*	$101	0.95%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 12.86% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index & "Performance Index"). Over the period, U.S. large-cap equities outperformed mid- but not small-cap equities, according to the Russell® family of indices. Value-oriented stocks outperformed growth stocks across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | consumer discretionary; real estate
Security selection in the following sectors  | communication services
Position weightings  | Lam Research Corp.; Howmet Aerospace, Inc.; UnitedHealth Group, Inc. (lack of exposure)
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | information technology; financials
Security selection in the following sectors  | financials; consumer staples
Position weightings  | Fiserv, Inc.; Salesforce, Inc.; Broadcom, Inc. (lack of exposure)
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA MFS Massachusetts Investors Trust Portfolio (Class 3)	12.86%	12.02%	13.18%
S&P 500® Index	16.35%	14.99%	15.57%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$603M
Total number of portfolio holdings	66
Total net advisory fee paid	$4.2M
Portfolio turnover rate during the reporting period	28%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	14.4%
Semiconductors	13.0%
Computers	9.3%
Software	7.9%
Healthcare-Products	6.2%
Diversified Financial Services	5.7%
Banks	4.9%
Electronics	4.2%
Electrical Components & Equipment	3.8%
Insurance	3.8%
Electric	3.1%
Aerospace/Defense	2.9%
Oil & Gas	2.9%
Pharmaceuticals	2.7%
Retail	2.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C820 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA MFS Total Return
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Total Return Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Total Return Portfolio (Class 1)*	$75	0.71%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 11.63% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 12.62% for the Blended Index (the "Performance Index") comprised of 60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index. U.S. equities underperformed international developed and emerging markets equities. The bond market witnessed strong returns as credit broadly delivered positive excess returns and interest rates declined.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following sectors: consumer discretionary; energy; real estate (lack of exposure). Security selection: financials; health care; consumer discretionary. Position weightings: Intel Corp.; Johnson Controls International PLC; Johnson & Johnson
For the fixed income segment of the fund  | Allocations in the following sectors: U.S. Treasuries; collateralized mortgage obligations; financial institutions. Security selection in the following sectors: industrials; collateralized mortgage-backed securities; financial institutions
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following sectors: information technology; financials; communication services. Security selection: communication services; information technology; consumer staples. Position weightings: NVIDIA Corp. (lack of exposure); Alphabet, Inc., Class A; Alphabet, Inc., Class C (lack of exposure)
For the fixed income segment of the fund  | Allocations in the following sectors: government-related sovereigns; cash; municipals. Security selection in the following sectors: agency mortgage-backed securities fixed rate; asset-backed securities; utilities
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA MFS Total Return Portfolio (Class 1)	11.63%	7.06%	8.06%
S&P 500® Index	16.35%	14.99%	15.57%
60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index	12.62%	8.86%	10.15%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$491M
Total number of portfolio holdings	805
Total net advisory fee paid	$3.2M
Portfolio turnover rate during the reporting period	25%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	18.1%
Banks	9.6%
Pharmaceuticals	6.8%
Oil & Gas	5.2%
Insurance	5.1%
Collateralized Mortgage Obligations	4.8%
Diversified Financial Services	4.3%
Electric	4.2%
Software	3.0%
Healthcare-Products	2.9%
Healthcare-Services	2.6%
Aerospace/Defense	2.2%
Other Asset Backed Securities	2.2%
Agriculture	2.0%
Building Materials	1.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T873 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA MFS Total Return
Class 2
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Total Return Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Total Return Portfolio (Class 2)*	$91	0.86%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 11.40% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 12.62% for the Blended Index (the "Performance Index") comprised of 60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index. U.S. equities underperformed international developed and emerging markets equities. The bond market witnessed strong returns as credit broadly delivered positive excess returns and interest rates declined.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following sectors: consumer discretionary; energy; real estate (lack of exposure). Security selection: financials; health care; consumer discretionary. Position weightings: Intel Corp.; Johnson Controls International PLC; Johnson & Johnson
For the fixed income segment of the fund  | Allocations in the following sectors: U.S. Treasuries; collateralized mortgage obligations; financial institutions. Security selection in the following sectors: industrials; collateralized mortgage-backed securities; financial institutions
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following sectors: information technology; financials; communication services. Security selection: communication services; information technology; consumer staples. Position weightings: NVIDIA Corp. (lack of exposure); Alphabet, Inc., Class A; Alphabet, Inc., Class C (lack of exposure)
For the fixed income segment of the fund  | Allocations in the following sectors: government-related sovereigns; cash; municipals. Security selection in the following sectors: agency mortgage-backed securities fixed rate; asset-backed securities; utilities
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA MFS Total Return Portfolio (Class 2)	11.40%	6.89%	7.89%
S&P 500® Index	16.35%	14.99%	15.57%
60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index	12.62%	8.86%	10.15%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$491M
Total number of portfolio holdings	805
Total net advisory fee paid	$3.2M
Portfolio turnover rate during the reporting period	25%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	18.1%
Banks	9.6%
Pharmaceuticals	6.8%
Oil & Gas	5.2%
Insurance	5.1%
Collateralized Mortgage Obligations	4.8%
Diversified Financial Services	4.3%
Electric	4.2%
Software	3.0%
Healthcare-Products	2.9%
Healthcare-Services	2.6%
Aerospace/Defense	2.2%
Other Asset Backed Securities	2.2%
Agriculture	2.0%
Building Materials	1.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C788 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA MFS Total Return
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Total Return Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Total Return Portfolio (Class 3)*	$101	0.96%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 11.38% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 12.62% for the Blended Index (the "Performance Index") comprised of 60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index. U.S. equities underperformed international developed and emerging markets equities. The bond market witnessed strong returns as credit broadly delivered positive excess returns and interest rates declined.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following sectors: consumer discretionary; energy; real estate (lack of exposure). Security selection: financials; health care; consumer discretionary. Position weightings: Intel Corp.; Johnson Controls International PLC; Johnson & Johnson
For the fixed income segment of the fund  | Allocations in the following sectors: U.S. Treasuries; collateralized mortgage obligations; financial institutions. Security selection in the following sectors: industrials; collateralized mortgage-backed securities; financial institutions
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following sectors: information technology; financials; communication services. Security selection: communication services; information technology; consumer staples. Position weightings: NVIDIA Corp. (lack of exposure); Alphabet, Inc., Class A; Alphabet, Inc., Class C (lack of exposure)
For the fixed income segment of the fund  | Allocations in the following sectors: government-related sovereigns; cash; municipals. Security selection in the following sectors: agency mortgage-backed securities fixed rate; asset-backed securities; utilities
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA MFS Total Return Portfolio (Class 3)	11.38%	6.79%	7.79%
S&P 500® Index	16.35%	14.99%	15.57%
60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index	12.62%	8.86%	10.15%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$491M
Total number of portfolio holdings	805
Total net advisory fee paid	$3.2M
Portfolio turnover rate during the reporting period	25%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	18.1%
Banks	9.6%
Pharmaceuticals	6.8%
Oil & Gas	5.2%
Insurance	5.1%
Collateralized Mortgage Obligations	4.8%
Diversified Financial Services	4.3%
Electric	4.2%
Software	3.0%
Healthcare-Products	2.9%
Healthcare-Services	2.6%
Aerospace/Defense	2.2%
Other Asset Backed Securities	2.2%
Agriculture	2.0%
Building Materials	1.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C770 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Mid Cap Index
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Mid Cap Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Mid Cap Index Portfolio (Class 1)*	$38	0.37%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is passively managed to match the S&P MidCap 400® Index before expenses.
The Class 1 shares posted a return of 7.25% for the year ended January 31, 2026, compared to 15.32% for the Russell 3000® Index (a broad-based securities market index) and 7.71% for the S&P MidCap 400® Index (the "Performance Index"). Over the period, domestic mid cap equities, represented by the S&P MidCap 400® Index, delivered single-digit returns.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered | On an absolute basis - allocations in the following sectors: industrials; information technology; financials. Position weightings: Coherent Corp.; Lumentum Holdings, Inc.; Ciena Corp.
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: utilities. Position weightings: Royal Gold, Inc.; BJ’s Wholesale Club Holdings, Inc.; Encompass Health Corp.
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: consumer staples. Position weightings: Arrowhead Pharmaceuticals, Inc.; Duolingo, Inc.; Nutanix, Inc., Class A
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: financials; industrials; information technology. Position weightings: Illumina, Inc.; Saia, Inc.; Pure Storage, Inc., Class A
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 2/6/2017
SA Mid Cap Index Portfolio (Class 1)	7.25%	9.21%	9.44%
Russell 3000® Index	15.32%	13.60%	14.33%
S&P MidCap 400® Index	7.71%	9.66%	9.82%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$516M
Total number of portfolio holdings	404
Total net advisory fee paid	$1.5M
Portfolio turnover rate during the reporting period	24%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
REITS	6.7%
Banks	6.0%
Retail	5.7%
Insurance	4.4%
Electronics	4.4%
Computers	3.7%
Software	3.6%
Machinery-Diversified	3.5%
Commercial Services	3.3%
Diversified Financial Services	3.1%
Biotechnology	2.8%
Oil & Gas	2.7%
Semiconductors	2.7%
Building Materials	2.4%
Aerospace/Defense	2.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 30, 2025, BlackRock Investment Management, LLC (“BlackRock”) was appointed as subadvisor to the Portfolio, making BlackRock the sole subadvisor to the Fund. Additionally, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by BlackRock. As a result of these changes, derivatives risk was added as a principal risk. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86704C226 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Mid Cap Index
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Mid Cap Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Mid Cap Index Portfolio (Class 3)*	$64	0.62%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is passively managed to match the S&P MidCap 400® Index before expenses.
The Class 3 shares posted a return of 7.01% for the year ended January 31, 2026, compared to 15.32% for the Russell 3000® Index (a broad-based securities market index) and 7.71% for the S&P MidCap 400® Index (the "Performance Index"). Over the period, domestic mid cap equities, represented by the S&P MidCap 400® Index, delivered single-digit returns.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered | On an absolute basis - allocations in the following sectors: industrials; information technology; financials. Position weightings: Coherent Corp.; Lumentum Holdings, Inc.; Ciena Corp.
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: utilities. Position weightings: Royal Gold, Inc.; BJ’s Wholesale Club Holdings, Inc.; Encompass Health Corp.
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: consumer staples. Position weightings: Arrowhead Pharmaceuticals, Inc.; Duolingo, Inc.; Nutanix, Inc., Class A
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: financials; industrials; information technology. Position weightings: Illumina, Inc.; Saia, Inc.; Pure Storage, Inc., Class A
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 2/6/2017
SA Mid Cap Index Portfolio (Class 3)	7.01%	8.93%	9.16%
Russell 3000® Index	15.32%	13.60%	14.33%
S&P MidCap 400® Index	7.71%	9.66%	9.82%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$516M
Total number of portfolio holdings	404
Total net advisory fee paid	$1.5M
Portfolio turnover rate during the reporting period	24%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
REITS	6.7%
Banks	6.0%
Retail	5.7%
Insurance	4.4%
Electronics	4.4%
Computers	3.7%
Software	3.6%
Machinery-Diversified	3.5%
Commercial Services	3.3%
Diversified Financial Services	3.1%
Biotechnology	2.8%
Oil & Gas	2.7%
Semiconductors	2.7%
Building Materials	2.4%
Aerospace/Defense	2.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes

This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 30, 2025, BlackRock Investment Management, LLC (“BlackRock”) was appointed as subadvisor to the Portfolio, making BlackRock the sole subadvisor to the Fund. Additionally, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by BlackRock. As a result of these changes, derivatives risk was added as a principal risk. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86704C234 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Morgan Stanley International Equities
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Morgan Stanley International Equities Portfolio (Class 1)*	$96	0.88%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 17.45% for the year ended January 31, 2026, compared to 31.18% for the MSCI EAFE Index (net) (a broad-based securities market index & "Performance Index"). Over the period, international developed-market equities underperformed emerging market equities but outperformed U.S. equities, according to the MSCI family of indices.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | consumer discretionary
Security selection in the following sectors  | materials
Position weightings  | ASML NV; Samsung Electronics Co., Ltd.; Taiwan Semiconductor Manufacturing Co., Ltd.
Countries/Regions  | Korea; Taiwan; Australia (lack of exposure)
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | financials; utilities; information technology
Security selection in the following sectors  | industrials; information technology; consumer discretionary
Position weightings  | BayCurrent, Inc.; SAP SE; RELX PLC
Countries/Regions   | Canada; Spain
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Morgan Stanley International Equities Portfolio (Class 1)	17.45%	6.41%	6.97%
MSCI EAFE Index (net)	31.18%	10.27%	9.55%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$335M
Total number of portfolio holdings	48
Total net advisory fee paid	$2.7M
Portfolio turnover rate during the reporting period	56%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	11.6%
Machinery-Diversified	9.7%
Diversified Financial Services	7.8%
Banks	6.1%
Cosmetics/Personal Care	5.5%
Electronics	4.8%
Commercial Services	4.3%
Internet	4.2%
Pharmaceuticals	4.0%
Software	3.2%
Retail	3.2%
Transportation	2.9%
Aerospace/Defense	2.9%
Oil & Gas	2.8%
Insurance	2.8%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86703T691 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Morgan Stanley International Equities
Class 2
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Morgan Stanley International Equities Portfolio (Class 2)*	$112	1.03%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 17.22% for the year ended January 31, 2026, compared to 31.18% for the MSCI EAFE Index (net) (a broad-based securities market index & "Performance Index"). Over the period, international developed-market equities underperformed emerging market equities but outperformed U.S. equities, according to the MSCI family of indices.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | consumer discretionary
Security selection in the following sectors  | materials
Position weightings  | ASML NV; Samsung Electronics Co., Ltd.; Taiwan Semiconductor Manufacturing Co., Ltd.
Countries/Regions  | Korea; Taiwan; Australia (lack of exposure)
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | financials; utilities; information technology
Security selection in the following sectors  | industrials; information technology; consumer discretionary
Position weightings  | BayCurrent, Inc.; SAP SE; RELX PLC
Countries/Regions   | Canada; Spain
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Morgan Stanley International Equities Portfolio (Class 2)	17.22%	6.25%	6.82%
MSCI EAFE Index (net)	31.18%	10.27%	9.55%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$335M
Total number of portfolio holdings	48
Total net advisory fee paid	$2.7M
Portfolio turnover rate during the reporting period	56%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	11.6%
Machinery-Diversified	9.7%
Diversified Financial Services	7.8%
Banks	6.1%
Cosmetics/Personal Care	5.5%
Electronics	4.8%
Commercial Services	4.3%
Internet	4.2%
Pharmaceuticals	4.0%
Software	3.2%
Retail	3.2%
Transportation	2.9%
Aerospace/Defense	2.9%
Oil & Gas	2.8%
Insurance	2.8%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86704C705 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Morgan Stanley International Equities
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Morgan Stanley International Equities Portfolio (Class 3)*	$123	1.13%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 17.18% for the year ended January 31, 2026, compared to 31.18% for the MSCI EAFE Index (net) (a broad-based securities market index & "Performance Index"). Over the period, international developed-market equities underperformed emerging market equities but outperformed U.S. equities, according to the MSCI family of indices.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | consumer discretionary
Security selection in the following sectors  | materials
Position weightings  | ASML NV; Samsung Electronics Co., Ltd.; Taiwan Semiconductor Manufacturing Co., Ltd.
Countries/Regions  | Korea; Taiwan; Australia (lack of exposure)
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | financials; utilities; information technology
Security selection in the following sectors  | industrials; information technology; consumer discretionary
Position weightings  | BayCurrent, Inc.; SAP SE; RELX PLC
Countries/Regions   | Canada; Spain
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Morgan Stanley International Equities Portfolio (Class 3)	17.18%	6.14%	6.71%
MSCI EAFE Index (net)	31.18%	10.27%	9.55%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$335M
Total number of portfolio holdings	48
Total net advisory fee paid	$2.7M
Portfolio turnover rate during the reporting period	56%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	11.6%
Machinery-Diversified	9.7%
Diversified Financial Services	7.8%
Banks	6.1%
Cosmetics/Personal Care	5.5%
Electronics	4.8%
Commercial Services	4.3%
Internet	4.2%
Pharmaceuticals	4.0%
Software	3.2%
Retail	3.2%
Transportation	2.9%
Aerospace/Defense	2.9%
Oil & Gas	2.8%
Insurance	2.8%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86704C804 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA PIMCO Global Bond Opportunities
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO Global Bond Opportunities Portfolio (Class 1)*	$97	0.93%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 8.35% for the year ended January 31, 2026, compared to 8.56% for the Bloomberg Global Aggregate Index (a broad-based securities market index) and 4.71% for the Bloomberg Global Aggregate Index (USD-Hedged) the "Performance Index"). Over the trailing 12 months, front end yields declined as several central banks began easing policy, while longer dated yields rose in markets such as the U.S. and Japan. Credit oriented sectors, including corporates and securitized markets, generally delivered positive returns over the period.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following strategies | global duration (using interest rate swaps); investment grade credit (using CDX); securitized credit; non-agency residential mortgage-backed securities
Countries/Regions  | United States; Europe; South Africa
In aggregate  | duration positioning (using interest rate swaps); emerging market currencies (using currency forwards); credit (using CDX)
TOP PERFORMANCE DETRACTORS
Allocations in the following strategies  | Australian duration (using interest rate swaps); Australian dollar; Singapore dollar
Countries/Regions  | Australia
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA PIMCO Global Bond Opportunities Portfolio (Class 1)	8.35%	(3.04)%	0.52%
Bloomberg Global Aggregate Index	8.56%	(1.79)%	1.27%
Bloomberg Global Aggregate Index (USD-Hedged)	4.71%	0.50%	2.27%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$279M
Total number of portfolio holdings	549
Total net advisory fee paid	$1.7M
Portfolio turnover rate during the reporting period	267%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	75.3%
Foreign Government Obligations	32.7%
Collateralized Mortgage Obligations	13.5%
Banks	9.8%
Short-Term Investments	5.8%
Other Asset Backed Securities	5.4%
Internet	1.2%
Investment Companies	1.2%
Repurchase Agreements	1.1%
Auto Loan Receivables	0.9%
Telecommunications	0.5%
Pharmaceuticals	0.4%
Healthcare-Products	0.4%
Diversified Financial Services	0.4%
Credit Card Receivables	0.3%
Country
(% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86703T600 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA PIMCO Global Bond Opportunities
Class 2
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO Global Bond Opportunities Portfolio (Class 2)*	$112	1.08%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 8.27% for the year ended January 31, 2026, compared to 8.56% for the Bloomberg Global Aggregate Index (a broad-based securities market index) and 4.71% for the Bloomberg Global Aggregate Index (USD-Hedged) the "Performance Index"). Over the trailing 12 months, front end yields declined as several central banks began easing policy, while longer dated yields rose in markets such as the U.S. and Japan. Credit oriented sectors, including corporates and securitized markets, generally delivered positive returns over the period.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following strategies | global duration (using interest rate swaps); investment grade credit (using CDX); securitized credit; non-agency residential mortgage-backed securities
Countries/Regions  | United States; Europe; South Africa
In aggregate  | duration positioning (using interest rate swaps); emerging market currencies (using currency forwards); credit (using CDX)
TOP PERFORMANCE DETRACTORS
Allocations in the following strategies  | Australian duration (using interest rate swaps); Australian dollar; Singapore dollar
Countries/Regions  | Australia
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA PIMCO Global Bond Opportunities Portfolio (Class 2)	8.27%	(3.16)%	0.38%
Bloomberg Global Aggregate Index	8.56%	(1.79)%	1.27%
Bloomberg Global Aggregate Index (USD-Hedged)	4.71%	0.50%	2.27%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$279M
Total number of portfolio holdings	549
Total net advisory fee paid	$1.7M
Portfolio turnover rate during the reporting period	267%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	75.3%
Foreign Government Obligations	32.7%
Collateralized Mortgage Obligations	13.5%
Banks	9.8%
Short-Term Investments	5.8%
Other Asset Backed Securities	5.4%
Internet	1.2%
Investment Companies	1.2%
Repurchase Agreements	1.1%
Auto Loan Receivables	0.9%
Telecommunications	0.5%
Pharmaceuticals	0.4%
Healthcare-Products	0.4%
Diversified Financial Services	0.4%
Credit Card Receivables	0.3%
Country
(% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86703T386 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA PIMCO Global Bond Opportunities
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO Global Bond Opportunities Portfolio (Class 3)*	$123	1.18%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 8.22% for the year ended January 31, 2026, compared to 8.56% for the Bloomberg Global Aggregate Index (a broad-based securities market index) and 4.71% for the Bloomberg Global Aggregate Index (USD-Hedged) the "Performance Index"). Over the trailing 12 months, front end yields declined as several central banks began easing policy, while longer dated yields rose in markets such as the U.S. and Japan. Credit oriented sectors, including corporates and securitized markets, generally delivered positive returns over the period.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following strategies | global duration (using interest rate swaps); investment grade credit (using CDX); securitized credit; non-agency residential mortgage-backed securities
Countries/Regions  | United States; Europe; South Africa
In aggregate  | duration positioning (using interest rate swaps); emerging market currencies (using currency forwards); credit (using CDX)
TOP PERFORMANCE DETRACTORS
Allocations in the following strategies  | Australian duration (using interest rate swaps); Australian dollar; Singapore dollar
Countries/Regions  | Australia
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA PIMCO Global Bond Opportunities Portfolio (Class 3)	8.22%	(3.28)%	0.27%
Bloomberg Global Aggregate Index	8.56%	(1.79)%	1.27%
Bloomberg Global Aggregate Index (USD-Hedged)	4.71%	0.50%	2.27%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$279M
Total number of portfolio holdings	549
Total net advisory fee paid	$1.7M
Portfolio turnover rate during the reporting period	267%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	75.3%
Foreign Government Obligations	32.7%
Collateralized Mortgage Obligations	13.5%
Banks	9.8%
Short-Term Investments	5.8%
Other Asset Backed Securities	5.4%
Internet	1.2%
Investment Companies	1.2%
Repurchase Agreements	1.1%
Auto Loan Receivables	0.9%
Telecommunications	0.5%
Pharmaceuticals	0.4%
Healthcare-Products	0.4%
Diversified Financial Services	0.4%
Credit Card Receivables	0.3%
Country
(% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T378 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA PIMCO RAE International Value
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO RAE International Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO RAE International Value Portfolio (Class 1)*	$101	0.84%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 41.33% for the year ended January 31, 2026, compared to 31.18% for the MSCI EAFE Index (net) (a broad-based securities market index) and 43.06% for the MSCI EAFE Value Index (net) (the "Performance Index"). International equity markets rallied over the period, led by utilities, financials, and industrials. In international equity markets, the value style significantly outperformed growth over the reporting period.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | energy; industrials; materials
Security selection in the following sectors  | health care; consumer staples; materials
Position weightings  | Bayer AG; ArcelorMittal SA; Vodafone Group PLC
Countries/Regions  | United Kingdom; Germany; Luxembourg
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | financials; consumer staples; consumer discretionary
Security selection in the following sectors  | industrials; financials; utilities
Position weightings  | Koninklijke Ahold Delhaize NV; Japan Post Holdings Co., Ltd.; Banco Santander SA
Countries/Regions   | Japan; Spain; Netherlands
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA PIMCO RAE International Value Portfolio (Class 1)	41.33%	12.09%	7.78%
MSCI EAFE Index (net)	31.18%	10.27%	9.55%
MSCI EAFE Value Index (net)	43.06%	14.81%	10.22%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$464M
Total number of portfolio holdings	232
Total net advisory fee paid	$3.3M
Portfolio turnover rate during the reporting period	48%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Pharmaceuticals	14.9%
Chemicals	9.7%
Telecommunications	8.4%
Transportation	6.6%
Food	5.9%
Iron/Steel	5.8%
Agriculture	5.4%
Insurance	5.4%
Oil & Gas	4.8%
Auto Parts & Equipment	3.6%
Retail	3.2%
Real Estate	2.8%
Mining	2.5%
Electric	2.2%
Commercial Services	2.1%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C689 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA PIMCO RAE International Value
Class 2
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO RAE International Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO RAE International Value Portfolio (Class 2)*	$119	0.99%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 41.14% for the year ended January 31, 2026, compared to 31.18% for the MSCI EAFE Index (net) (a broad-based securities market index) and 43.06% for the MSCI EAFE Value Index (net) (the "Performance Index"). International equity markets rallied over the period, led by utilities, financials, and industrials. In international equity markets, the value style significantly outperformed growth over the reporting period.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | energy; industrials; materials
Security selection in the following sectors  | health care; consumer staples; materials
Position weightings  | Bayer AG; ArcelorMittal SA; Vodafone Group PLC
Countries/Regions  | United Kingdom; Germany; Luxembourg
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | financials; consumer staples; consumer discretionary
Security selection in the following sectors  | industrials; financials; utilities
Position weightings  | Koninklijke Ahold Delhaize NV; Japan Post Holdings Co., Ltd.; Banco Santander SA
Countries/Regions   | Japan; Spain; Netherlands
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA PIMCO RAE International Value Portfolio (Class 2)	41.14%	11.92%	7.62%
MSCI EAFE Index (net)	31.18%	10.27%	9.55%
MSCI EAFE Value Index (net)	43.06%	14.81%	10.22%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$464M
Total number of portfolio holdings	232
Total net advisory fee paid	$3.3M
Portfolio turnover rate during the reporting period	48%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Pharmaceuticals	14.9%
Chemicals	9.7%
Telecommunications	8.4%
Transportation	6.6%
Food	5.9%
Iron/Steel	5.8%
Agriculture	5.4%
Insurance	5.4%
Oil & Gas	4.8%
Auto Parts & Equipment	3.6%
Retail	3.2%
Real Estate	2.8%
Mining	2.5%
Electric	2.2%
Commercial Services	2.1%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T634 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA PIMCO RAE International Value
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO RAE International Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO RAE International Value Portfolio (Class 3)*	$131	1.09%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 40.95% for the year ended January 31, 2026, compared to 31.18% for the MSCI EAFE Index (net) (a broad-based securities market index) and 43.06% for the MSCI EAFE Value Index (net) (the "Performance Index"). International equity markets rallied over the period, led by utilities, financials, and industrials. In international equity markets, the value style significantly outperformed growth over the reporting period.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | energy; industrials; materials
Security selection in the following sectors  | health care; consumer staples; materials
Position weightings  | Bayer AG; ArcelorMittal SA; Vodafone Group PLC
Countries/Regions  | United Kingdom; Germany; Luxembourg
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | financials; consumer staples; consumer discretionary
Security selection in the following sectors  | industrials; financials; utilities
Position weightings  | Koninklijke Ahold Delhaize NV; Japan Post Holdings Co., Ltd.; Banco Santander SA
Countries/Regions   | Japan; Spain; Netherlands
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA PIMCO RAE International Value Portfolio (Class 3)	40.95%	11.80%	7.51%
MSCI EAFE Index (net)	31.18%	10.27%	9.55%
MSCI EAFE Value Index (net)	43.06%	14.81%	10.22%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$464M
Total number of portfolio holdings	232
Total net advisory fee paid	$3.3M
Portfolio turnover rate during the reporting period	48%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Pharmaceuticals	14.9%
Chemicals	9.7%
Telecommunications	8.4%
Transportation	6.6%
Food	5.9%
Iron/Steel	5.8%
Agriculture	5.4%
Insurance	5.4%
Oil & Gas	4.8%
Auto Parts & Equipment	3.6%
Retail	3.2%
Real Estate	2.8%
Mining	2.5%
Electric	2.2%
Commercial Services	2.1%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T394 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA PineBridge High-Yield Bond
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PineBridge High-Yield Bond Portfolio (Class 1)*	$79	0.76%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 7.32% for the year ended January 31, 2026, compared to 7.10% for the Bloomberg U.S. Universal Bond Index (a broad-based securities market index) and 7.54% for the ICE BofA US High Yield Index (the "Performance Index"). High yield spreads, as measured by the ICE BofA US High Yield Index, traded 20 basis points wider over the 12-month period, ending January at 288 basis points. U.S. Treasury rates traded lower during the last twelve months, with 5- and 10-year U.S. Treasury yields trading 54 basis points and 30 basis points lower, respectively.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | energy; capital goods
Security selection in the following sectors  | energy; capital goods; transportation
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | cash; transportation; consumer non-cyclical
Security selection in the following sectors  | consumer cyclical; communications; information technology
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA PineBridge High-Yield Bond Portfolio (Class 1)	7.32%	5.45%	7.46%
Bloomberg U.S. Universal Bond Index	7.10%	0.21%	2.34%
ICE BofA US High Yield Index	7.54%	4.52%	6.67%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$253M
Total number of portfolio holdings	279
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	48%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Diversified Financial Services	8.0%
Pipelines	7.2%
Oil & Gas	6.3%
Telecommunications	5.9%
Media	5.9%
Commercial Services	5.8%
Electric	4.8%
Retail	4.0%
Entertainment	3.8%
Insurance	3.5%
Internet	2.9%
Short-Term Investments	2.5%
REITS	2.5%
Packaging & Containers	2.4%
Lodging	2.4%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86703T709 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA PineBridge High-Yield Bond
Class 2
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PineBridge High-Yield Bond Portfolio (Class 2)*	$94	0.91%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 7.15% for the year ended January 31, 2026, compared to 7.10% for the Bloomberg U.S. Universal Bond Index (a broad-based securities market index) and 7.54% for the ICE BofA US High Yield Index (the "Performance Index"). High yield spreads, as measured by the ICE BofA US High Yield Index, traded 20 basis points wider over the 12-month period, ending January at 288 basis points. U.S. Treasury rates traded lower during the last twelve months, with 5- and 10-year U.S. Treasury yields trading 54 basis points and 30 basis points lower, respectively.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | energy; capital goods
Security selection in the following sectors  | energy; capital goods; transportation
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | cash; transportation; consumer non-cyclical
Security selection in the following sectors  | consumer cyclical; communications; information technology
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA PineBridge High-Yield Bond Portfolio (Class 2)	7.15%	5.27%	7.30%
Bloomberg U.S. Universal Bond Index	7.10%	0.21%	2.34%
ICE BofA US High Yield Index	7.54%	4.52%	6.67%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$253M
Total number of portfolio holdings	279
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	48%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Diversified Financial Services	8.0%
Pipelines	7.2%
Oil & Gas	6.3%
Telecommunications	5.9%
Media	5.9%
Commercial Services	5.8%
Electric	4.8%
Retail	4.0%
Entertainment	3.8%
Insurance	3.5%
Internet	2.9%
Short-Term Investments	2.5%
REITS	2.5%
Packaging & Containers	2.4%
Lodging	2.4%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86704C507 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA PineBridge High-Yield Bond
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PineBridge High-Yield Bond Portfolio (Class 3)*	$105	1.01%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 7.11% for the year ended January 31, 2026, compared to 7.10% for the Bloomberg U.S. Universal Bond Index (a broad-based securities market index) and 7.54% for the ICE BofA US High Yield Index (the "Performance Index"). High yield spreads, as measured by the ICE BofA US High Yield Index, traded 20 basis points wider over the 12-month period, ending January at 288 basis points. U.S. Treasury rates traded lower during the last twelve months, with 5- and 10-year U.S. Treasury yields trading 54 basis points and 30 basis points lower, respectively.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | energy; capital goods
Security selection in the following sectors  | energy; capital goods; transportation
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | cash; transportation; consumer non-cyclical
Security selection in the following sectors  | consumer cyclical; communications; information technology
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA PineBridge High-Yield Bond Portfolio (Class 3)	7.11%	5.17%	7.19%
Bloomberg U.S. Universal Bond Index	7.10%	0.21%	2.34%
ICE BofA US High Yield Index	7.54%	4.52%	6.67%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$253M
Total number of portfolio holdings	279
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	48%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Diversified Financial Services	8.0%
Pipelines	7.2%
Oil & Gas	6.3%
Telecommunications	5.9%
Media	5.9%
Commercial Services	5.8%
Electric	4.8%
Retail	4.0%
Entertainment	3.8%
Insurance	3.5%
Internet	2.9%
Short-Term Investments	2.5%
REITS	2.5%
Packaging & Containers	2.4%
Lodging	2.4%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86704C606 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Putnam International Value
(formerly SA Putnam International Growth and Income Portfolio)
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Putnam International Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Putnam International Value Portfolio (Class 1)*	$111	0.94%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 36.27% for the year ended January 31, 2026, compared to 31.18% for the MSCI EAFE Index (net) (a broad-based securities market index) and 43.06% for the MSCI EAFE Value Index (net) (the "Performance Index"). Over the period, developed international value stocks outperformed most other asset classes, including U.S. equities, developed international growth equities, and emerging markets equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | industrials; health care; consumer discretionary
Security selection in the following sectors  | utilities
Position weightings  | AIB Group PLC; CaixaBank SA; Nestle SA (lack of exposure)
Countries/Regions  | Switzerland; Ireland; Sweden (lack of exposure)
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | cash; consumer staples; utilities
Security selection in the following sectors  | industrials; consumer discretionary; financials
Position weightings  | Banco Santander SA (lack of exposure); UBS Group AG; Sanofi SA
Countries/Regions   | France; United States; Hong Kong (lack of exposure)
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Putnam International Value Portfolio (Class 1)	36.27%	14.29%	10.20%
MSCI EAFE Index (net)	31.18%	10.27%	9.55%
MSCI EAFE Value Index (net)	43.06%	14.81%	10.22%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$345M
Total number of portfolio holdings	166
Total net advisory fee paid	$2.7M
Portfolio turnover rate during the reporting period	20%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	26.9%
Insurance	8.8%
Oil & Gas	6.3%
Pharmaceuticals	5.2%
Telecommunications	4.4%
Miscellaneous Manufacturing	3.9%
Distribution/Wholesale	3.4%
Building Materials	3.3%
Electric	3.3%
Short-Term Investments	2.8%
Retail	2.7%
Electronics	2.6%
Mining	2.4%
Aerospace/Defense	2.4%
Food	2.3%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 28, 2025, the Portfolio changed its name to SA Putnam International Value Portfolio. Effective April 30, 2025, derivatives risk was added as a principal risk of the Portfolio. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86703T105 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Putnam International Value
(formerly SA Putnam International Growth and Income Portfolio)
Class 2
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Putnam International Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Putnam International Value Portfolio (Class 2)*	$128	1.08%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 36.14% for the year ended January 31, 2026, compared to 31.18% for the MSCI EAFE Index (net) (a broad-based securities market index) and 43.06% for the MSCI EAFE Value Index (net) (the "Performance Index"). Over the period, developed international value stocks outperformed most other asset classes, including U.S. equities, developed international growth equities, and emerging markets equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | industrials; health care; consumer discretionary
Security selection in the following sectors  | utilities
Position weightings  | AIB Group PLC; CaixaBank SA; Nestle SA (lack of exposure)
Countries/Regions  | Switzerland; Ireland; Sweden (lack of exposure)
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | cash; consumer staples; utilities
Security selection in the following sectors  | industrials; consumer discretionary; financials
Position weightings  | Banco Santander SA (lack of exposure); UBS Group AG; Sanofi SA
Countries/Regions   | France; United States; Hong Kong (lack of exposure)
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Putnam International Value Portfolio (Class 2)	36.14%	14.14%	10.05%
MSCI EAFE Index (net)	31.18%	10.27%	9.55%
MSCI EAFE Value Index (net)	43.06%	14.81%	10.22%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$345M
Total number of portfolio holdings	166
Total net advisory fee paid	$2.7M
Portfolio turnover rate during the reporting period	20%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	26.9%
Insurance	8.8%
Oil & Gas	6.3%
Pharmaceuticals	5.2%
Telecommunications	4.4%
Miscellaneous Manufacturing	3.9%
Distribution/Wholesale	3.4%
Building Materials	3.3%
Electric	3.3%
Short-Term Investments	2.8%
Retail	2.7%
Electronics	2.6%
Mining	2.4%
Aerospace/Defense	2.4%
Food	2.3%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 28, 2025, the Portfolio changed its name to SA Putnam International Value Portfolio. Effective April 30, 2025, derivatives risk was added as a principal risk of the Portfolio. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86704C887 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Putnam International Value
(formerly SA Putnam International Growth and Income Portfolio)
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Putnam International Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Putnam International Value Portfolio (Class 3)*	$139	1.18%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 35.93% for the year ended January 31, 2026, compared to 31.18% for the MSCI EAFE Index (net) (a broad-based securities market index) and 43.06% for the MSCI EAFE Value Index (net) (the "Performance Index"). Over the period, developed international value stocks outperformed most other asset classes, including U.S. equities, developed international growth equities, and emerging markets equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | industrials; health care; consumer discretionary
Security selection in the following sectors  | utilities
Position weightings  | AIB Group PLC; CaixaBank SA; Nestle SA (lack of exposure)
Countries/Regions  | Switzerland; Ireland; Sweden (lack of exposure)
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | cash; consumer staples; utilities
Security selection in the following sectors  | industrials; consumer discretionary; financials
Position weightings  | Banco Santander SA (lack of exposure); UBS Group AG; Sanofi SA
Countries/Regions   | France; United States; Hong Kong (lack of exposure)
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Putnam International Value Portfolio (Class 3)	35.93%	14.03%	9.93%
MSCI EAFE Index (net)	31.18%	10.27%	9.55%
MSCI EAFE Value Index (net)	43.06%	14.81%	10.22%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$345M
Total number of portfolio holdings	166
Total net advisory fee paid	$2.7M
Portfolio turnover rate during the reporting period	20%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	26.9%
Insurance	8.8%
Oil & Gas	6.3%
Pharmaceuticals	5.2%
Telecommunications	4.4%
Miscellaneous Manufacturing	3.9%
Distribution/Wholesale	3.4%
Building Materials	3.3%
Electric	3.3%
Short-Term Investments	2.8%
Retail	2.7%
Electronics	2.6%
Mining	2.4%
Aerospace/Defense	2.4%
Food	2.3%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 28, 2025, the Portfolio changed its name to SA Putnam International Value Portfolio. Effective April 30, 2025, derivatives risk was added as a principal risk of the Portfolio. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C879 (03/26)
SunAmerica Series Trust

SunAmerica Series Trust
SA Schroders VCP Global Allocation
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Schroders VCP Global Allocation Portfolio (Class 1)*	$95	0.90%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 11.16% for the year ended January 31, 2026, compared to 19.58% for the MSCI World Index (net) (a broad-based securities market index) and 14.65% for the Blended Index (the "Performance Index") comprised of 60% MSCI World Index (net); 40% Bloomberg U.S. Corporate Investment Grade Index. Global equities ex U.S. outperformed U.S. equities over the one-year period. U.S. Treasury yields fell over the period.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following regions: global; United Kingdom; emerging markets. Security selection: Europe ex United Kingdom; North America
For the fixed income segment of the fund  | Allocations in the following sectors: U.S. Treasuries; investment grade credit. Security selection in the following sectors: investment grade credit
Allocation in the following strategies  | Put options used within the gap risk protection
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following regions: North American; Pacific ex Japan. Security selection: United Kingdom; emerging markets; Japan
Asset Allocation  | tactical (using futures)
Allocation in the following strategies  | Futures used within the gap risk protection
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 9/26/2016
SA Schroders VCP Global Allocation Portfolio (Class 1)	11.16%	6.51%	5.85%
MSCI World Index (net)	19.58%	12.87%	12.67%
60% MSCI World Index (net); 40% Bloomberg U.S. Corporate Investment Grade Index	14.65%	7.76%	8.69%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$414M
Total number of portfolio holdings	1,089
Total net advisory fee paid	$3.5M
Portfolio turnover rate during the reporting period	59%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	15.6%
Short-Term Investments	8.3%
Semiconductors	7.2%
Internet	6.5%
Pharmaceuticals	5.0%
Insurance	4.7%
Software	3.4%
Diversified Financial Services	3.3%
Electric	3.1%
Unaffiliated Investment Companies	3.0%
Food	2.6%
Oil & Gas	2.5%
REITS	2.1%
Pipelines	2.1%
Retail	2.1%
Country
(% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C473 (03/26)
SunAmerica Series Trust

SunAmerica Series Trust
SA Schroders VCP Global Allocation
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Schroders VCP Global Allocation Portfolio (Class 3)*	$121	1.15%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 10.86% for the year ended January 31, 2026, compared to 19.58% for the MSCI World Index (net) (a broad-based securities market index) and 14.65% for the Blended Index (the "Performance Index") comprised of 60% MSCI World Index (net); 40% Bloomberg U.S. Corporate Investment Grade Index. Global equities ex U.S. outperformed U.S. equities over the one-year period. U.S. Treasury yields fell over the period.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following regions: global; United Kingdom; emerging markets. Security selection: Europe ex United Kingdom; North America
For the fixed income segment of the fund  | Allocations in the following sectors: U.S. Treasuries; investment grade credit. Security selection in the following sectors: investment grade credit
Allocation in the following strategies  | Put options used within the gap risk protection
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following regions: North American; Pacific ex Japan. Security selection: United Kingdom; emerging markets; Japan
Asset Allocation  | tactical (using futures)
Allocation in the following strategies  | Futures used within the gap risk protection
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Schroders VCP Global Allocation Portfolio (Class 3)	10.86%	6.24%	5.92%
MSCI World Index (net)	19.58%	12.87%	13.11%
60% MSCI World Index (net); 40% Bloomberg U.S. Corporate Investment Grade Index	14.65%	7.76%	9.24%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$414M
Total number of portfolio holdings	1,089
Total net advisory fee paid	$3.5M
Portfolio turnover rate during the reporting period	59%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	15.6%
Short-Term Investments	8.3%
Semiconductors	7.2%
Internet	6.5%
Pharmaceuticals	5.0%
Insurance	4.7%
Software	3.4%
Diversified Financial Services	3.3%
Electric	3.1%
Unaffiliated Investment Companies	3.0%
Food	2.6%
Oil & Gas	2.5%
REITS	2.1%
Pipelines	2.1%
Retail	2.1%
Country
(% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C614 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Small Cap Index
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Small Cap Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Small Cap Index Portfolio (Class 1)*	$44	0.41%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is passively managed to match the Russell 2000® Index before expenses.
The Class 1 shares posted a return of 15.33% for the year ended January 31, 2026, compared to 15.32% for the Russell 3000® Index (a broad-based securities market index) and 15.81% for the Russell 2000® Index (the "Performance Index"). Over the period, domestic small cap equities, represented by the Russell 2000® Index, delivered double-digit returns.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered | On an absolute basis - allocations in the following sectors: industrials; health care; information technology. Position weightings: Credo Technology Group Holding, Ltd.; EchoStar Corp., Class A; Bloom Energy Corp., Class A
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: utilities. Position weightings: ADMA Biologics, Inc.; Sprouts Farmers Market, Inc.; TG Therapeutics, Inc.
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: none. Position weightings: Strive, Inc., Class A; Commvault Systems, Inc.; Stride, Inc.
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: financials; information technology; health care. Position weightings: Vaxcyte, Inc.; Credo Technology Group Holding, Ltd.; Chart Industries, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 2/6/2017
SA Small Cap Index Portfolio (Class 1)	15.33%	5.62%	8.53%
Russell 3000® Index	15.32%	13.60%	14.33%
Russell 2000® Index	15.81%	6.16%	8.84%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$343M
Total number of portfolio holdings	1,959
Total net advisory fee paid	$1.0M
Portfolio turnover rate during the reporting period	29%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	8.9%
Biotechnology	8.5%
REITS	5.4%
Software	4.4%
Commercial Services	3.7%
Healthcare-Products	3.5%
Telecommunications	3.3%
Retail	3.1%
Electronics	2.9%
Diversified Financial Services	2.8%
Engineering & Construction	2.7%
Pharmaceuticals	2.7%
Semiconductors	2.5%
Mining	2.4%
Oil & Gas	2.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 30, 2025, BlackRock Investment Management, LLC (“BlackRock”) was appointed as subadvisor to the Portfolio, making BlackRock the sole subadvisor to the Fund. Additionally, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by BlackRock. As a result of these changes, derivatives risk was added as a principal risk. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C242 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Small Cap Index
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA Small Cap Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Small Cap Index Portfolio (Class 3)*	$71	0.66%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio is passively managed to match the Russell 2000® Index before expenses.
The Class 3 shares posted a return of 15.01% for the year ended January 31, 2026, compared to 15.32% for the Russell 3000® Index (a broad-based securities market index) and 15.81% for the Russell 2000® Index (the "Performance Index"). Over the period, domestic small cap equities, represented by the Russell 2000® Index, delivered double-digit returns.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered | On an absolute basis - allocations in the following sectors: industrials; health care; information technology. Position weightings: Credo Technology Group Holding, Ltd.; EchoStar Corp., Class A; Bloom Energy Corp., Class A
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: utilities. Position weightings: ADMA Biologics, Inc.; Sprouts Farmers Market, Inc.; TG Therapeutics, Inc.
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: none. Position weightings: Strive, Inc., Class A; Commvault Systems, Inc.; Stride, Inc.
SunAmerica Asset Management, LLC – see Material Fund Changes for the time period covered  | On an absolute basis - allocations in the following sectors: financials; information technology; health care. Position weightings: Vaxcyte, Inc.; Credo Technology Group Holding, Ltd.; Chart Industries, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 2/6/2017
SA Small Cap Index Portfolio (Class 3)	15.01%	5.34%	8.25%
Russell 3000® Index	15.32%	13.60%	14.33%
Russell 2000® Index	15.81%	6.16%	8.84%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$343M
Total number of portfolio holdings	1,959
Total net advisory fee paid	$1.0M
Portfolio turnover rate during the reporting period	29%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	8.9%
Biotechnology	8.5%
REITS	5.4%
Software	4.4%
Commercial Services	3.7%
Healthcare-Products	3.5%
Telecommunications	3.3%
Retail	3.1%
Electronics	2.9%
Diversified Financial Services	2.8%
Engineering & Construction	2.7%
Pharmaceuticals	2.7%
Semiconductors	2.5%
Mining	2.4%
Oil & Gas	2.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 30, 2025, BlackRock Investment Management, LLC (“BlackRock”) was appointed as subadvisor to the Portfolio, making BlackRock the sole subadvisor to the Fund. Additionally, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by BlackRock. As a result of these changes, derivatives risk was added as a principal risk. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C259 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA T. Rowe Price Allocation Moderately Aggressive
(formerly SA T. Rowe Price Asset Allocation Growth Portfolio)
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA T. Rowe Price Allocation Moderately Aggressive Portfolio (Class 1)*	$80	0.75%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 14.21% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 16.40% for the Blended Index (the "Performance Index") comprised of 58% S&P 500® Index; 3% S&P MidCap 400® Index; 3% Russell 2000® Index; 16% MSCI EAFE Index (net); 20% Bloomberg U.S. Government/Credit Index. Over the trailing 12 months, international developed markets equities outperformed stocks in the U.S. Domestic investment grade bonds generated positive returns for the year, but underperformed equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Security selection in the following asset classes: non-U.S. equities
For the fixed income segment of the fund  | Security selection in the following sectors: U.S. investment grade bonds
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following asset classes: U.S. large-cap growth equities. Security selection in the following asset classes: U.S. dividend growth equities; U.S. large-cap value equities
For the fixed income segment of the fund  | Allocations in the following sectors: cash
Asset Allocation  | strategic; tactical
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 10/6/2017
SA T. Rowe Price Allocation Moderately Aggressive Portfolio (Class 1)	14.21%	9.11%	9.85%
S&P 500® Index	16.35%	14.99%	14.64%
58% S&P 500® Index; 3% S&P MidCap 400® Index; 3% Russell 2000® Index; 16% MSCI EAFE Index (net); 20% Bloomberg U.S. Government/Credit Index	16.40%	10.78%	10.83%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$809M
Total number of portfolio holdings	1,570
Total net advisory fee paid	$5.4M
Portfolio turnover rate during the reporting period	34%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	9.8%
Semiconductors	9.1%
Banks	7.9%
Internet	6.9%
Software	5.0%
Retail	4.2%
Pharmaceuticals	4.1%
Insurance	3.8%
Diversified Financial Services	3.6%
Computers	3.4%
Oil & Gas	2.6%
Healthcare-Products	2.3%
Aerospace/Defense	2.3%
Telecommunications	2.1%
Electric	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 28, 2025, the Portfolio changed its name to SA T. Rowe Price Allocation Moderately Aggressive Portfolio. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C374 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA T. Rowe Price Allocation Moderately Aggressive
(formerly SA T. Rowe Price Asset Allocation Growth Portfolio)
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA T. Rowe Price Allocation Moderately Aggressive Portfolio (Class 3)*	$107	1.00%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 13.98% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 16.40% for the Blended Index (the "Performance Index") comprised of 58% S&P 500® Index; 3% S&P MidCap 400® Index; 3% Russell 2000® Index; 16% MSCI EAFE Index (net); 20% Bloomberg U.S. Government/Credit Index. Over the trailing 12 months, international developed markets equities outperformed stocks in the U.S. Domestic investment grade bonds generated positive returns for the year, but underperformed equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Security selection in the following asset classes: non-U.S. equities
For the fixed income segment of the fund  | Security selection in the following sectors: U.S. investment grade bonds
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following asset classes: U.S. large-cap growth equities. Security selection in the following asset classes: U.S. dividend growth equities; U.S. large-cap value equities
For the fixed income segment of the fund  | Allocations in the following sectors: cash
Asset Allocation  | strategic; tactical
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 10/6/2017
SA T. Rowe Price Allocation Moderately Aggressive Portfolio (Class 3)	13.98%	8.85%	9.58%
S&P 500® Index	16.35%	14.99%	14.64%
58% S&P 500® Index; 3% S&P MidCap 400® Index; 3% Russell 2000® Index; 16% MSCI EAFE Index (net); 20% Bloomberg U.S. Government/Credit Index	16.40%	10.78%	10.83%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$809M
Total number of portfolio holdings	1,570
Total net advisory fee paid	$5.4M
Portfolio turnover rate during the reporting period	34%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	9.8%
Semiconductors	9.1%
Banks	7.9%
Internet	6.9%
Software	5.0%
Retail	4.2%
Pharmaceuticals	4.1%
Insurance	3.8%
Diversified Financial Services	3.6%
Computers	3.4%
Oil & Gas	2.6%
Healthcare-Products	2.3%
Aerospace/Defense	2.3%
Telecommunications	2.1%
Electric	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Effective April 28, 2025, the Portfolio changed its name to SA T. Rowe Price Allocation Moderately Aggressive Portfolio. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C366 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA T. Rowe Price VCP Balanced
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA T. Rowe Price VCP Balanced Portfolio (Class 1)*	$90	0.83%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 15.68% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 15.82% for the Blended Index (the "Performance Index") comprised of 45.5% S&P 500® Index; 19.5% MSCI EAFE Index (net); 35% Bloomberg U.S. Aggregate Bond Index. Over the trailing 12 months, international developed markets equities outperformed stocks in the U.S. U.S. investment grade bonds generated positive returns for the year, but underperformed equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following asset classes: real asset equities. Security selection in the following asset classes: non-U.S. equities
For the fixed income segment of the fund  | Security selection in the following sectors: U.S. investment grade bonds
Asset Allocation  | strategic; tactical
Allocation in the following strategies  | equity futures used to hedge the equity put options used to manage downside risk
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following asset classes: U.S. large-cap growth equities. Security selection in the following asset classes: U.S. large-cap value equities; U.S. large-cap core equities; U.S. large-cap growth equities
For the fixed income segment of the fund  | Allocations in the following sectors: cash
Allocation in the following strategies  | equity and fixed income futures used to manage Portfolio volatility; equity put options used to manage downside risk
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 9/26/2016
SA T. Rowe Price VCP Balanced Portfolio (Class 1)	15.68%	7.66%	8.52%
S&P 500® Index	16.35%	14.99%	15.20%
45.5% S&P 500® Index; 19.5% MSCI EAFE Index (net); 35% Bloomberg U.S. Aggregate Bond Index	15.82%	8.76%	9.35%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,393M
Total number of portfolio holdings	1,693
Total net advisory fee paid	$10.6M
Portfolio turnover rate during the reporting period	39%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	14.9%
Short-Term Investments	10.5%
Semiconductors	7.2%
Banks	6.4%
Internet	6.3%
Software	3.5%
Pharmaceuticals	3.3%
Insurance	2.9%
Oil & Gas	2.9%
Retail	2.8%
REITS	2.6%
Diversified Financial Services	2.6%
Computers	2.4%
Mining	1.9%
Telecommunications	1.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C465 (03/26)
SunAmerica Series Trust

SunAmerica Series Trust
SA T. Rowe Price VCP Balanced
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA T. Rowe Price VCP Balanced Portfolio (Class 3)*	$116	1.08%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 15.47% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 15.82% for the Blended Index (the "Performance Index") comprised of 45.5% S&P 500® Index; 19.5% MSCI EAFE Index (net); 35% Bloomberg U.S. Aggregate Bond Index. Over the trailing 12 months, international developed markets equities outperformed stocks in the U.S. U.S. investment grade bonds generated positive returns for the year, but underperformed equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following asset classes: real asset equities. Security selection in the following asset classes: non-U.S. equities
For the fixed income segment of the fund  | Security selection in the following sectors: U.S. investment grade bonds
Asset Allocation  | strategic; tactical
Allocation in the following strategies  | equity futures used to hedge the equity put options used to manage downside risk
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following asset classes: U.S. large-cap growth equities. Security selection in the following asset classes: U.S. large-cap value equities; U.S. large-cap core equities; U.S. large-cap growth equities
For the fixed income segment of the fund  | Allocations in the following sectors: cash
Allocation in the following strategies  | equity and fixed income futures used to manage Portfolio volatility; equity put options used to manage downside risk
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA T. Rowe Price VCP Balanced Portfolio (Class 3)	15.47%	7.42%	8.32%
S&P 500® Index	16.35%	14.99%	15.57%
45.5% S&P 500® Index; 19.5% MSCI EAFE Index (net); 35% Bloomberg U.S. Aggregate Bond Index	15.82%	8.76%	9.71%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,393M
Total number of portfolio holdings	1,693
Total net advisory fee paid	$10.6M
Portfolio turnover rate during the reporting period	39%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	14.9%
Short-Term Investments	10.5%
Semiconductors	7.2%
Banks	6.4%
Internet	6.3%
Software	3.5%
Pharmaceuticals	3.3%
Insurance	2.9%
Oil & Gas	2.9%
Retail	2.8%
REITS	2.6%
Diversified Financial Services	2.6%
Computers	2.4%
Mining	1.9%
Telecommunications	1.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C598 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA VCP Dynamic Allocation
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA VCP Dynamic Allocation Portfolio (Class 1)*	$25	0.24%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio consists of two components: a Fund-of-Funds component representing a combination of underlying Seasons Series Trust, and SunAmerica Series Trust portfolios, and an Overlay component which invests in cash, Treasuries and derivatives, to manage the Portfolio’s net equity exposure and generate income.
The Class 1 shares posted a return of 10.18% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 12.62% for the Blended Index (the "Performance Index") comprised of 60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index. Over the period, both emerging and developed market equities outperformed U.S. stocks. The U.S. bond market experienced positive returns during the period driven mainly by the Fed’s reduction in the federal funds rate.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
SunAmerica Asset Management, LLC | Allocations in the following asset classes: international equities. Allocations to the following funds: SA Columbia Focused Value Portfolio; SA Franklin Systematic U.S. Large Cap Value Portfolio; SA Fidelity Institutional AM® Global Equities Portfolio. Asset allocation: strategic allocation within equities
AllianceBernstein, L.P.  | Allocation in the following strategies: equity futures used to hedge the equity put options used to mitigate downside risk
TOP PERFORMANCE DETRACTORS
SunAmerica Asset Management, LLC  | Allocations in the following asset classes: mid-cap equities; inflation-linked bonds; ultra short bonds. Allocations to the following funds: SA AB Growth Portfolio; SA Fidelity Institutional AM® International Growth Portfolio; SA Morgan Stanley International Equities Portfolio. Asset allocation: strategic allocation within fixed income
AllianceBernstein, L.P.  | Allocation in the following strategies: equity futures used to manage Portfolio volatility; equity put options used to manage downside risk; U.S. Treasuries used to manage portfolio volatility
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 9/26/2016
SA VCP Dynamic Allocation Portfolio (Class 1)	10.18%	5.94%	7.98%
S&P 500® Index	16.35%	14.99%	15.20%
60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index	12.62%	8.86%	9.81%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$8,939M
Total number of portfolio holdings	71
Total net advisory fee paid	$17.9M
Portfolio turnover rate during the reporting period	28%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C580 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA VCP Dynamic Allocation
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA VCP Dynamic Allocation Portfolio (Class 3)*	$52	0.50%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio consists of two components: a Fund-of-Funds component representing a combination of underlying Seasons Series Trust, and SunAmerica Series Trust portfolios, and an Overlay component which invests in cash, Treasuries and derivatives, to manage the Portfolio’s net equity exposure and generate income.
The Class 3 shares posted a return of 9.91% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 12.62% for the Blended Index (the "Performance Index") comprised of 60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index. Over the period, both emerging and developed market equities outperformed U.S. stocks. The U.S. bond market experienced positive returns during the period driven mainly by the Fed’s reduction in the federal funds rate.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
SunAmerica Asset Management, LLC | Allocations in the following asset classes: international equities. Allocations to the following funds: SA Columbia Focused Value Portfolio; SA Franklin Systematic U.S. Large Cap Value Portfolio; SA Fidelity Institutional AM® Global Equities Portfolio. Asset allocation: strategic allocation within equities
AllianceBernstein, L.P.  | Allocation in the following strategies: equity futures used to hedge the equity put options used to mitigate downside risk
TOP PERFORMANCE DETRACTORS
SunAmerica Asset Management, LLC  | Allocations in the following asset classes: mid-cap equities; inflation-linked bonds; ultra short bonds. Allocations to the following funds: SA AB Growth Portfolio; SA Fidelity Institutional AM® International Growth Portfolio; SA Morgan Stanley International Equities Portfolio. Asset allocation: strategic allocation within fixed income
AllianceBernstein, L.P.  | Allocation in the following strategies: equity futures used to manage Portfolio volatility; equity put options used to manage downside risk; U.S. Treasuries used to manage portfolio volatility
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA VCP Dynamic Allocation Portfolio (Class 3)	9.91%	5.66%	8.06%
S&P 500® Index	16.35%	14.99%	15.57%
60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index	12.62%	8.86%	10.15%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$8,939M
Total number of portfolio holdings	71
Total net advisory fee paid	$17.9M
Portfolio turnover rate during the reporting period	28%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C697 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA VCP Dynamic Strategy
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA VCP Dynamic Strategy Portfolio (Class 1)*	$27	0.26%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio consists of two components: a Fund-of-Funds component representing a combination of underlying Seasons Series Trust, and SunAmerica Series Trust portfolios, and an Overlay component which invests in cash, Treasuries and derivatives, to manage the Portfolio’s net equity exposure and generate income.
The Class 1 shares posted a return of 10.05% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 12.62% for the Blended Index (the "Performance Index") comprised of 60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index. Over the period, both emerging and developed market equities outperformed U.S. stocks. The U.S. bond market experienced positive returns during the period driven mainly by the Fed’s reduction in the federal funds rate.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
SunAmerica Asset Management, LLC | Allocations in the following asset classes: international equities. Allocations to the following funds: SA Columbia Focused Value Portfolio; SA Franklin Systematic U.S. Large Cap Value Portfolio; SA Franklin Systematic U.S. Large Cap Core Portfolio. Asset allocation: strategic allocation within equities
AllianceBernstein, L.P.  | Allocation in the following strategies: equity futures used to hedge the equity put options used to mitigate downside risk
TOP PERFORMANCE DETRACTORS
SunAmerica Asset Management, LLC  | Allocations in the following asset classes: mid-cap equities. Allocations to the following funds: SA AB Growth Portfolio; SA Fidelity Institutional AM® International Growth Portfolio; SA JPMorgan Large Cap Core Portfolio. Asset allocation: strategic allocation within fixed income
AllianceBernstein, L.P.  | Allocation in the following strategies: equity futures used to manage Portfolio volatility; equity put options used to manage downside risk; U.S. Treasuries used to manage portfolio volatility
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 9/26/2016
SA VCP Dynamic Strategy Portfolio (Class 1)	10.05%	6.26%	7.67%
S&P 500® Index	16.35%	14.99%	15.20%
60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index	12.62%	8.86%	9.81%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$4,768M
Total number of portfolio holdings	68
Total net advisory fee paid	$10.6M
Portfolio turnover rate during the reporting period	16%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C572 (03/26)
SunAmerica Series Trust

SunAmerica Series Trust
SA VCP Dynamic Strategy
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA VCP Dynamic Strategy Portfolio (Class 3)*	$53	0.51%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio consists of two components: a Fund-of-Funds component representing a combination of underlying Seasons Series Trust, and SunAmerica Series Trust portfolios, and an Overlay component which invests in cash, Treasuries and derivatives, to manage the Portfolio’s net equity exposure and generate income.
The Class 3 shares posted a return of 9.72% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 12.62% for the Blended Index (the "Performance Index") comprised of 60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index. Over the period, both emerging and developed market equities outperformed U.S. stocks. The U.S. bond market experienced positive returns during the period driven mainly by the Fed’s reduction in the federal funds rate.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
SunAmerica Asset Management, LLC | Allocations in the following asset classes: international equities. Allocations to the following funds: SA Columbia Focused Value Portfolio; SA Franklin Systematic U.S. Large Cap Value Portfolio; SA Franklin Systematic U.S. Large Cap Core Portfolio. Asset allocation: strategic allocation within equities
AllianceBernstein, L.P.  | Allocation in the following strategies: equity futures used to hedge the equity put options used to mitigate downside risk
TOP PERFORMANCE DETRACTORS
SunAmerica Asset Management, LLC  | Allocations in the following asset classes: mid-cap equities. Allocations to the following funds: SA AB Growth Portfolio; SA Fidelity Institutional AM® International Growth Portfolio; SA JPMorgan Large Cap Core Portfolio. Asset allocation: strategic allocation within fixed income
AllianceBernstein, L.P.  | Allocation in the following strategies: equity futures used to manage Portfolio volatility; equity put options used to manage downside risk; U.S. Treasuries used to manage portfolio volatility
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA VCP Dynamic Strategy Portfolio (Class 3)	9.72%	5.99%	7.71%
S&P 500® Index	16.35%	14.99%	15.57%
60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index	12.62%	8.86%	10.15%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$4,768M
Total number of portfolio holdings	68
Total net advisory fee paid	$10.6M
Portfolio turnover rate during the reporting period	16%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C663 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA VCP Index Allocation
Class 1
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA VCP Index Allocation Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA VCP Index Allocation Portfolio (Class 1)*	$26	0.25%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio consists of two components: a Fund-of-Funds component representing a combination of underlying index portfolios from the SunAmerica Series Trust and an Overlay component which invests in equity index and fixed income futures, currency forwards, and equity index put options. The Fund-of-Funds component invests in equity and fixed income index portfolios, but actively manages its exposure to each underlying portfolio and between equities and fixed income.
The Class 1 shares posted a return of 11.36% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 14.51% for the Blended Index (the "Performance Index") comprised of 45% S&P 500® Index; 7.5% S&P MidCap 400® Index; 5% Russell 2000® Index; 12.5% MSCI EAFE Index (net); 15% Bloomberg U.S. Government/Credit Index; 15% Bloomberg Intermediate U.S. Government/Credit Index. Over the period, both emerging and developed market equities outperformed U.S. stocks. The U.S. bond market experienced positive returns during the period driven mainly by the Fed’s reduction in the federal funds rate.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
SunAmerica Asset Management, LLC | Asset Allocation; equity segment; fixed income segment: none
T. Rowe Price Associates, Inc.  | Allocation in the following strategies: equity futures used to hedge the equity put options used to manage downside risk
TOP PERFORMANCE DETRACTORS
SunAmerica Asset Management, LLC  | Asset Allocation: tactical. For the equity segment of the fund: underlying index funds trailed their benchmarks in aggregate after fees. For the fixed income segment of the fund: underlying index funds trailed their benchmarks in aggregate after fees
T. Rowe Price Associates, Inc.  | Allocation in the following strategies: equity and fixed income futures used to manage Portfolio volatility; equity put options used to manage downside risk
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 10/6/2017
SA VCP Index Allocation Portfolio (Class 1)	11.36%	8.10%	7.95%
S&P 500® Index	16.35%	14.99%	14.64%
45% S&P 500® Index; 7.5% S&P MidCap 400® Index; 5% Russell 2000® Index; 12.5% MSCI EAFE Index (net); 15% Bloomberg U.S. Government/Credit Index; 15% Bloomberg Intermediate U.S. Government/Credit Index	14.51%	9.26%	9.56%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$569M
Total number of portfolio holdings	19
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	9%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C358 (03/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA VCP Index Allocation
Class 3
ANNUAL SHAREHOLDER REPORT | January 31, 2026
This annual shareholder report contains important information about the SunAmerica Series Trust SA VCP Index Allocation Portfolio (the “Portfolio”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA VCP Index Allocation Portfolio (Class 3)*	$53	0.50%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio consists of two components: a Fund-of-Funds component representing a combination of underlying index portfolios from the SunAmerica Series Trust and an Overlay component which invests in equity index and fixed income futures, currency forwards, and equity index put options. The Fund-of-Funds component invests in equity and fixed income index portfolios, but actively manages its exposure to each underlying portfolio and between equities and fixed income.
The Class 3 shares posted a return of 11.10% for the year ended January 31, 2026, compared to 16.35% for the S&P 500® Index (a broad-based securities market index) and 14.51% for the Blended Index (the "Performance Index") comprised of 45% S&P 500® Index; 7.5% S&P MidCap 400® Index; 5% Russell 2000® Index; 12.5% MSCI EAFE Index (net); 15% Bloomberg U.S. Government/Credit Index; 15% Bloomberg Intermediate U.S. Government/Credit Index. Over the period, both emerging and developed market equities outperformed U.S. stocks. The U.S. bond market experienced positive returns during the period driven mainly by the Fed’s reduction in the federal funds rate.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
SunAmerica Asset Management, LLC | Asset Allocation; equity segment; fixed income segment: none
T. Rowe Price Associates, Inc.  | Allocation in the following strategies: equity futures used to hedge the equity put options used to manage downside risk
TOP PERFORMANCE DETRACTORS
SunAmerica Asset Management, LLC  | Asset Allocation: tactical. For the equity segment of the fund: underlying index funds trailed their benchmarks in aggregate after fees. For the fixed income segment of the fund: underlying index funds trailed their benchmarks in aggregate after fees
T. Rowe Price Associates, Inc.  | Allocation in the following strategies: equity and fixed income futures used to manage Portfolio volatility; equity put options used to manage downside risk
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 10/6/2017
SA VCP Index Allocation Portfolio (Class 3)	11.10%	7.85%	7.69%
S&P 500® Index	16.35%	14.99%	14.64%
45% S&P 500® Index; 7.5% S&P MidCap 400® Index; 5% Russell 2000® Index; 12.5% MSCI EAFE Index (net); 15% Bloomberg U.S. Government/Credit Index; 15% Bloomberg Intermediate U.S. Government/Credit Index	14.51%	9.26%	9.56%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$569M
Total number of portfolio holdings	19
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	9%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C341 (03/26)
SunAmerica Series Trust

(b) Not applicable.

Item 2. Code of Ethics.

SunAmerica Series Trust (the “registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (the “Code”). During the fiscal year ended January 31, 2026, there were no reportable waivers or implicit waivers to a provision of the Code that applies to the registrant’s Principal Executive and Principal Financial Officers (the “Covered Officers”).

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Tracey C. Doi, Jane Jelenko and Charles H. Self III each qualify as an audit committee financial expert, as defined in Item 3(b) of Form N-CSR. Ms. Doi, Ms. Jelenko and Mr. Self III are considered “independent” for purposes of Item3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2026	2025
(a) Audit Fees	$2,227,927	$2,301,907
(b) Audit-Related Fees	$0	$24,437
(c) Tax Fees	$505,783	$613,466
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2026	2025
(b) Audit-Related Fees	$0	$103,488
(c) Tax Fees	$0	$0
(d) All Other Fees	$488,000	$786,000

All other fees are for professional services rendered by the registrant’s principal accountant for services associated with issuing a SSAE18 report.

(e) (1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entities controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provide ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the preapproval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter .

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provide ongoing services to the registrant for 2026 and 2025 were $993,783 and $1,527,391 respectively.

(h) Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provide ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included in Item 7 to the Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

SunAmerica Series Trust

Annual Financial Statements and Other Information
January 31, 2026

SunAmerica Series Trust
Annual Financial Statements and Other Information January 31, 2026

Portfolio of Investments:
SA AB Growth Portfolio (AllianceBernstein L.P.)	4
SA AB Small & Mid Cap Value Portfolio (AllianceBernstein L.P.)	6
SA BlackRock Multi-Factor 70/30 Portfolio (BlackRock Investment Management, LLC)	8
SA Emerging Markets Equity Index Portfolio (BlackRock Investment Management, LLC)	9
SA Federated Hermes Corporate Bond Portfolio (Federated Hermes Investment Management Company)	21
®SA Fidelity Institutional AM Global Equities Portfolio (formerly SA JPMorgan Global Equities Portfolio) (FIAM, LLC)	35
®SA Fidelity Institutional AM International Growth Portfolio (FIAM LLC)	41
®SA Fidelity Institutional AM Real Estate Portfolio (FIAM LLC)	43
SA Fixed Income Index Portfolio (BlackRock Investment Management, LLC)	44
SA Fixed Income Intermediate Index Portfolio (BlackRock Investment Management, LLC)	61
SA Franklin BW U.S. Large Cap Value Portfolio (Brandywine Global Investment Management, LLC)	77
SA Franklin Small Company Value Portfolio (Franklin Advisers, Inc)	81
SA Franklin Systematic U.S. Large Cap Core Portfolio (Franklin Advisers, Inc)	83
SA Franklin Systematic U.S. Large Cap Value Portfolio (Franklin Advisers, Inc)	86
SA Franklin Tactical Opportunities Portfolio (Franklin Advisers, Inc)	89
SA Global Index Allocation 60/40 Portfolio (SunAmerica Asset Management, LLC)	105
SA Global Index Allocation 75/25 Portfolio (SunAmerica Asset Management, LLC)	106
SA Global Index Allocation 90/10 Portfolio (SunAmerica Asset Management, LLC)	107
SA Goldman Sachs Multi-Asset Insights Portfolio (Goldman Sachs Asset Management, LP)	108
SA Index Allocation 60/40 Portfolio (SunAmerica Asset Management, LLC)	113
SA Index Allocation 80/20 Portfolio (SunAmerica Asset Management, LLC)	114
SA Index Allocation 90/10 Portfolio (SunAmerica Asset Management, LLC)	115
SA International Index Portfolio (BlackRock Investment Management, LLC)	116
SA Invesco Growth Opportunities Portfolio (Invesco Advisers, Inc.)	125
SA Janus Focused Growth Portfolio (Janus Henderson Investors US LLC)	127
SA JPMorgan Diversified Balanced Portfolio (J.P. Morgan Investment Management Inc.)	128
SA JPMorgan Emerging Markets Portfolio (J.P. Morgan Investment Management Inc.)	150
SA JPMorgan Equity-Income Portfolio (J.P. Morgan Investment Management Inc.)	154
SA JPMorgan Large Cap Core Portfolio (J.P. Morgan Investment Management Inc.)	156
SA JPMorgan MFS Core Bond Portfolio (J.P. Morgan Investment Management Inc. and Massachusetts Financial Services Company)	158
SA JPMorgan Mid-Cap Growth Portfolio (J.P. Morgan Investment Management Inc.)	179
SA JPMorgan Ultra-Short Bond Portfolio (J.P. Morgan Investment Management Inc.)	181
SA Large Cap Growth Index Portfolio (BlackRock Investment Management, LLC)	187
SA Large Cap Index Portfolio (BlackRock Investment Management, LLC)	190
SA Large Cap Value Index Portfolio (BlackRock Investment Management, LLC)	196
SA MFS Large Cap Growth Portfolio (formerly SA MFS Blue Chip Growth Portfolio) (Massachusetts Financial Services Company)	202
SA MFS Massachusetts Investors Trust Portfolio (Massachusetts Financial Services Company)	205
SA MFS Total Return Portfolio (Massachusetts Financial Services Company)	207
SA Mid Cap Index Portfolio (BlackRock Investment Management, LLC)	216
SA Morgan Stanley International Equities Portfolio (Morgan Stanley Investment Management, Inc.)	222
SA PIMCO Global Bond Opportunities Portfolio (Pacific Investment Management Company, LLC)	224
SA PIMCO RAE International Value Portfolio (Pacific Investment Management Company, LLC)	239
SA PineBridge High-Yield Bond Portfolio (PineBridge Investments, LLC)	243
SA Putnam International Value Portfolio (formerly SA Putnam International Growth and Income Portfolio) (Putnam Investment Management, LLC)	249
SA Schroders VCP Global Allocation Portfolio (Schroders Investment Management North America, Inc.)	253
SA Small Cap Index Portfolio (BlackRock Investment Management, LLC)	268
SA T. Rowe Price Allocation Moderately Aggressive Portfolio (formerly SA T. Rowe Price Asset Allocation Growth Portfolio) (T. Rowe Price Associates, Inc.)	287
SA T. Rowe Price VCP Balanced Portfolio (T. Rowe Price Associates, Inc.)	309
SA VCP Dynamic Allocation Portfolio (SunAmerica Asset Management, LLC and AllianceBernstein L.P.)	330

SunAmerica Series Trust
Annual Financial Statements and Other Information January 31, 2026

SunAmerica Series Trust SA AB Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.7%
Apparel — 0.5%
On Holding AG, Class A†	189,514	$ 8,575,509
Auto Manufacturers — 0.7%
Ferrari NV	35,744	11,908,829
Beverages — 2.9%
Celsius Holdings, Inc.†	309,298	16,231,959
Monster Beverage Corp.†	454,117	36,674,489
		52,906,448
Biotechnology — 2.0%
Argenx SE ADR†	6,750	5,673,375
Genmab A/S ADR†	187,018	6,102,397
Vertex Pharmaceuticals, Inc.†	52,534	24,685,727
		36,461,499
Building Materials — 0.3%
Trex Co., Inc.†	115,020	4,764,128
Chemicals — 1.2%
Sherwin-Williams Co.	61,883	21,946,187
Commercial Services — 1.9%
Toast, Inc., Class A†	163,890	5,098,618
United Rentals, Inc.	12,220	9,556,773
Verisk Analytics, Inc.	92,148	20,038,504
		34,693,895
Computers — 2.1%
Apple, Inc.	144,890	37,596,057
Distribution/Wholesale — 0.4%
Copart, Inc.†	188,745	7,659,272
Diversified Financial Services — 4.8%
Cboe Global Markets, Inc.	71,433	18,934,031
Visa, Inc., Class A	207,041	66,632,005
		85,566,036
Electronics — 1.2%
Garmin, Ltd.	31,970	6,446,431
Mettler-Toledo International, Inc.†	11,326	15,553,316
		21,999,747
Healthcare-Products — 4.1%
Abbott Laboratories	111,790	12,218,647
ABIOMED, Inc. CVR†(1)	29,276	73,922
Intuitive Surgical, Inc.†	53,636	27,044,344
Stryker Corp.	66,676	24,640,782
Waters Corp.†	26,808	9,938,262
		73,915,957
Healthcare-Services — 0.5%
UnitedHealth Group, Inc.	32,476	9,318,339
Insurance — 0.7%
Progressive Corp.	58,737	12,217,296
Internet — 26.4%
Alphabet, Inc., Class C	483,688	163,742,899
Amazon.com, Inc.†	524,470	125,505,671
AppLovin Corp., Class A†	28,429	13,450,044
Meta Platforms, Inc., Class A	144,892	103,815,118
Netflix, Inc.†	558,630	46,640,019
Security Description	Shares or Principal Amount	Value

Internet (continued)
Reddit, Inc., Class A†	50,306	$ 9,068,662
Shopify, Inc., Class A†	79,896	10,484,752
		472,707,165
Machinery-Diversified — 0.7%
Otis Worldwide Corp.	140,439	11,996,299
Pharmaceuticals — 5.0%
Dexcom, Inc.†	124,190	9,070,838
Eli Lilly & Co.	54,243	56,258,127
McKesson Corp.	28,815	23,951,316
		89,280,281
Retail — 7.7%
Cava Group, Inc.†	118,860	7,205,293
Chipotle Mexican Grill, Inc.†	504,155	19,596,505
Costco Wholesale Corp.	41,010	38,559,652
Home Depot, Inc.	89,108	33,378,966
Texas Roadhouse, Inc.	55,755	10,028,094
TJX Cos., Inc.	138,890	20,807,111
Tractor Supply Co.	152,109	7,739,306
		137,314,927
Semiconductors — 23.0%
Applied Materials, Inc.	46,613	15,024,302
ASML Holding NV	14,742	20,977,866
Astera Labs, Inc.†	43,316	6,524,256
Broadcom, Inc.	303,006	100,385,888
NVIDIA Corp.	980,284	187,361,681
QUALCOMM, Inc.	106,729	16,179,049
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	122,389	40,456,908
Texas Instruments, Inc.	116,877	25,192,837
		412,102,787
Software — 11.5%
Broadridge Financial Solutions, Inc.	49,250	9,707,668
Cadence Design Systems, Inc.†	45,585	13,509,571
Intuit, Inc.	23,390	11,669,739
Manhattan Associates, Inc.†	49,846	7,527,244
Microsoft Corp.	317,817	136,753,477
Procore Technologies, Inc.†	119,990	6,778,235
Veeva Systems, Inc., Class A†	103,357	21,076,559
		207,022,493
Telecommunications — 0.4%
Motorola Solutions, Inc.	19,807	7,973,110
Transportation — 0.7%
Saia, Inc.†	36,157	12,107,895
TOTAL INVESTMENTS (cost $1,092,859,833)(2)	98.7%	1,770,034,156
Other assets less liabilities	1.3	22,571,967
NET ASSETS	100.0%	$1,792,606,123
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
CVR—Contingent Value Rights

SunAmerica Series Trust SA AB Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Healthcare-Products	$73,842,035	$—	$73,922	$73,915,957
Other Industries	1,696,118,199	—	—	1,696,118,199
Total Investments at Value	$1,769,960,234	$—	$73,922	$1,770,034,156
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.6%
Aerospace/Defense — 1.3%
Hexcel Corp.	80,078	$ 6,631,259
Auto Parts & Equipment — 1.2%
BorgWarner, Inc.	125,552	5,952,420
Banks — 9.5%
First BanCorp.	160,325	3,546,389
First Citizens BancShares, Inc., Class A	3,286	6,800,607
First Hawaiian, Inc.	107,367	2,850,594
Flagstar Financial, Inc.	316,961	4,190,225
Independent Bank Corp.	61,480	4,966,354
Texas Capital Bancshares, Inc.†	49,365	4,994,257
UMB Financial Corp.	53,493	6,801,100
Walker & Dunlop, Inc.	49,837	3,134,249
Webster Financial Corp.	73,760	4,851,195
Wintrust Financial Corp.	34,063	5,023,952
		47,158,922
Building Materials — 2.1%
Boise Cascade Co.	62,629	5,061,049
Gibraltar Industries, Inc.†	105,161	5,390,553
		10,451,602
Chemicals — 1.3%
RPM International, Inc.	59,757	6,391,609
Commercial Services — 5.7%
ADT, Inc.	707,920	5,663,360
First Advantage Corp.†	317,640	4,288,140
Laureate Education, Inc.†	175,969	6,035,737
Robert Half, Inc.	189,504	6,558,733
WillScot Holdings Corp.	277,896	5,566,257
		28,112,227
Computers — 4.1%
CACI International, Inc., Class A†	8,822	5,474,757
Crane NXT Co.	88,183	4,455,005
Globant SA†	70,568	4,719,588
NCR Atleos Corp.†	148,886	5,553,448
		20,202,798
Distribution/Wholesale — 1.0%
Core & Main, Inc., Class A†	93,791	5,004,688
Diversified Financial Services — 3.0%
Cboe Global Markets, Inc.	10,872	2,881,732
Invesco, Ltd.	245,272	6,693,473
Stifel Financial Corp.	43,491	5,362,440
		14,937,645
Electric — 1.6%
IDACORP, Inc.	59,422	7,890,647
Electronics — 2.5%
Avnet, Inc.	104,394	6,513,142
TD SYNNEX Corp.	38,199	6,061,035
		12,574,177
Engineering & Construction — 0.9%
Frontdoor, Inc.†	74,046	4,376,859
Environmental Control — 0.9%
Pentair PLC	41,591	4,382,444
Security Description	Shares or Principal Amount	Value

Gas — 1.9%
Chesapeake Utilities Corp.	35,036	$ 4,508,433
ONE Gas, Inc.	61,054	4,857,456
		9,365,889
Healthcare-Products — 5.2%
Bio-Techne Corp.	104,614	6,704,711
Envista Holdings Corp.†	272,927	6,405,597
Globus Medical, Inc., Class A†	82,026	7,438,118
Integer Holdings Corp.†	62,343	5,415,113
		25,963,539
Healthcare-Services — 3.6%
Encompass Health Corp.	44,725	4,227,854
ICON PLC†	36,105	6,507,926
Tenet Healthcare Corp.†	37,546	7,106,707
		17,842,487
Home Builders — 0.6%
Taylor Morrison Home Corp.†	48,241	2,940,289
Household Products/Wares — 1.2%
WD-40 Co.	25,611	5,922,031
Insurance — 2.6%
American Financial Group, Inc.	41,866	5,453,884
Hanover Insurance Group, Inc.	43,020	7,491,503
		12,945,387
Internet — 1.1%
F5, Inc.†	19,731	5,438,061
Investment Companies — 1.4%
HA Sustainable Infrastructure Capital, Inc.	195,572	6,729,632
Iron/Steel — 1.8%
Reliance, Inc.	26,785	8,825,657
Leisure Time — 1.2%
Brunswick Corp.	71,131	5,706,129
Machinery-Construction & Mining — 2.6%
Oshkosh Corp.	50,291	7,232,852
Terex Corp.	95,542	5,445,894
		12,678,746
Machinery-Diversified — 2.0%
CNH Industrial NV	354,841	3,818,089
Regal Rexnord Corp.	39,131	6,319,657
		10,137,746
Media — 0.4%
Nexstar Media Group, Inc.	9,192	1,952,197
Miscellaneous Manufacturing — 2.2%
Avient Corp.	135,320	4,891,818
JBT Marel Corp.	38,277	6,021,355
		10,913,173
Oil & Gas — 3.3%
HF Sinclair Corp.	60,023	3,120,596
Magnolia Oil & Gas Corp., Class A	190,143	4,850,548
Matador Resources Co.	100,217	4,533,817
Northern Oil & Gas, Inc.	152,979	3,824,475
		16,329,436
Oil & Gas Services — 2.0%
TechnipFMC PLC	175,649	9,787,162

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Packaging & Containers — 2.1%
Graphic Packaging Holding Co.	365,687	$ 5,357,314
O-I Glass, Inc.†	333,607	5,097,515
		10,454,829
Real Estate — 1.6%
Jones Lang LaSalle, Inc.†	22,149	7,927,349
REITS — 5.4%
American Healthcare REIT, Inc.	63,259	2,967,480
Broadstone Net Lease, Inc.	150,810	2,791,493
COPT Defense Properties	208,501	6,423,916
CubeSmart	70,674	2,652,395
Independence Realty Trust, Inc.	279,990	4,675,833
Ryman Hospitality Properties, Inc.	29,434	2,787,400
STAG Industrial, Inc.	118,181	4,432,969
		26,731,486
Retail — 4.6%
AutoNation, Inc.†	21,363	4,378,988
Bath & Body Works, Inc.	225,876	4,924,097
BJ's Wholesale Club Holdings, Inc.†	78,757	7,280,297
Dollar Tree, Inc.†	52,502	6,173,710
		22,757,092
Savings & Loans — 1.0%
WaFd, Inc.	150,094	4,896,066
Semiconductors — 3.2%
FormFactor, Inc.†	57,108	4,025,543
IPG Photonics Corp.†	62,605	5,785,328
ON Semiconductor Corp.†	101,187	6,060,089
		15,870,960
Security Description	Shares or Principal Amount	Value

Software — 1.3%
ACI Worldwide, Inc.†	90,096	$ 3,906,563
NICE, Ltd. ADR†	25,900	2,756,019
		6,662,582
Telecommunications — 0.7%
Calix, Inc.†	76,748	3,428,333
Toys/Games/Hobbies — 1.4%
Hasbro, Inc.	75,235	6,719,238
Transportation — 7.9%
ArcBest Corp.	64,939	5,858,797
C.H. Robinson Worldwide, Inc.	43,433	8,467,263
GXO Logistics, Inc.†	111,680	6,319,971
Kirby Corp.†	53,816	6,331,991
Knight-Swift Transportation Holdings, Inc.	103,292	5,691,389
Star Bulk Carriers Corp.	281,664	6,464,189
		39,133,600
Trucking & Leasing — 1.2%
GATX Corp.	32,583	5,927,173
TOTAL INVESTMENTS (cost $435,883,414)(1)	98.6%	488,053,566
Other assets less liabilities	1.4	7,134,918
NET ASSETS	100.0%	$495,188,484
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$488,053,566	$—	$—	$488,053,566
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA BlackRock Multi-Factor 70/30 Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026

Security Description	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES — 99.9%
iShares Core U.S. Aggregate Bond ETF	266,468	$ 26,681,441
iShares MSCI EAFE Min Vol Factor ETF	18,120	1,615,579
iShares MSCI EAFE Small-Cap ETF	60,156	4,918,956
iShares MSCI International Momentum Factor ETF	191,028	9,683,209
iShares MSCI International Quality Factor ETF	180,739	8,604,984
iShares MSCI International Value Factor ETF	40,975	1,659,488
iShares MSCI USA Min Vol Factor ETF	30,502	2,897,385
iShares MSCI USA Momentum Factor ETF	83,193	21,288,257
iShares MSCI USA Quality Factor ETF	109,851	22,236,039
iShares MSCI USA Size Factor ETF	61,091	10,106,284
iShares MSCI USA Value Factor ETF	19,008	2,797,598
iShares MSCI World ETF	15,646	2,966,951
iShares Systematic Bond ETF	124,642	11,221,519
Total Long-Term Investment Securities (cost $111,704,864)		126,677,690
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.1%
State Street Institutional Treasury Money Market Fund, Premier Class 3.62%(1) (cost $100,052)	100,052	$ 100,052
TOTAL INVESTMENTS (cost $111,804,916)(2)	100.0%	126,777,742
Other assets less liabilities	(0.0)	(28,783)
NET ASSETS	100.0%	$126,748,959
(1)	The rate shown is the 7-day yield as of January 31, 2026.
(2)	See Note 4 for cost of investments on a tax basis.
ETF—Exchange Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Unaffiliated Investment Companies	$126,677,690	$—	$—	$126,677,690
Short-Term Investments	100,052	—	—	100,052
Total Investments at Value	$126,777,742	$—	$—	$126,777,742
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 100.2%
Bermuda — 0.4%
Alibaba Health Information Technology, Ltd.†	62,000	$ 51,745
China Gas Holdings, Ltd.	26,800	26,553
China Resources Gas Group, Ltd.	10,100	27,797
China Ruyi Holdings, Ltd.†	112,000	30,967
Credicorp., Ltd.	659	235,151
Kunlun Energy Co., Ltd.	46,000	47,106
Orient Overseas International, Ltd.	1,500	24,558
		443,877
Brazil — 4.6%
AMBEV SA	52,200	147,294
Axia Energia	14,056	145,214
Axia Energia, Class B (Preference Shares)	3,100	34,053
Axia Energia, Class C (Preference Shares)†	4,509	45,238
B3 SA - Brasil Bolsa Balcao	56,900	174,611
Banco Bradesco SA	16,323	56,821
Banco Bradesco SA (Preference Shares)	58,896	238,482
Banco BTG Pactual SA	13,623	155,185
Banco do Brasil SA	18,895	90,548
BB Seguridade Participacoes SA	7,716	54,702
Caixa Seguridade Participacoes S/A	7,000	23,024
Cia de Saneamento Basico do Estado de Sao Paulo	5,502	147,640
Cia Energetica de Minas Gerais (Preference Shares)	20,131	43,913
Cia Paranaense de Energia - Copel	11,700	29,301
CPFL Energia SA	2,431	23,771
Embraer SA	7,928	146,049
Energisa SA	3,146	30,493
Eneva SA†	8,901	35,721
Engie Brasil Energia SA	4,060	25,281
Equatorial Energia SA	14,048	109,229
Gerdau SA (Preference Shares)	15,714	66,944
Itau Unibanco Holding SA (Preference Shares)	61,012	527,490
Itausa SA (Preference Shares)	67,372	174,871
Klabin SA	6,377	23,217
Localiza Rent a Car SA	9,730	89,466
MBRF Global Foods Co. SA	4,686	16,624
Motiva Infraestrutura de Mobilidade SA	10,800	34,394
NU Holdings, Ltd., Class A†	37,554	666,583
Petroleo Brasileiro SA	42,128	323,320
Petroleo Brasileiro SA (Preference Shares)	51,431	369,015
PRIO SA†	9,400	91,075
Raia Drogasil SA	14,716	68,508
Rede D'Or Sao Luiz SA*	9,089	73,209
Rumo SA	15,100	42,350
StoneCo., Ltd., Class A†	2,623	42,335
Suzano SA	7,691	72,091
Telefonica Brasil SA	9,600	68,186
TIM SA	10,700	49,853
TOTVS SA	5,951	50,399
Ultrapar Participacoes SA	9,500	45,814
Vale SA	38,931	623,754
Vibra Energia SA	11,568	63,217
WEG SA	18,626	183,048
XP, Inc., Class A	3,920	76,479
		5,598,812
British Virgin Islands — 0.0%
VK IPJSC†(1)(2)	1,364	0
Canada — 0.0%
China Gold International Resources Corp., Ltd.	2,100	55,161
Chile — 0.6%
Banco de Chile	520,390	114,699
Security Description	Shares or Principal Amount	Value

Chile (continued)
Banco de Credito e Inversiones SA	983	$ 73,113
Banco Santander Chile	824,433	72,543
Cencosud SA	11,045	36,971
Empresas CMPC SA	7,833	11,734
Empresas COPEC SA	4,246	36,200
Enel Americas SA	176,760	16,690
Enel Chile SA	335,891	28,502
Falabella SA	7,139	55,424
Latam Airlines Group SA	3,647,310	118,331
Sociedad Quimica y Minera de Chile SA, Class B (Preference Shares)†	1,671	129,461
		693,668
China — 20.3%
360 Security Technology, Inc., Class A	7,100	12,405
3SBio, Inc.*	13,000	38,773
AAC Technologies Holdings, Inc.	9,500	44,994
Advanced Micro-Fabrication Equipment, Inc., Class A	529	26,490
Agricultural Bank of China, Ltd.	320,000	224,063
Agricultural Bank of China, Ltd., Class A	42,900	41,489
Aier Eye Hospital Group Co., Ltd., Class A	9,900	15,772
Air China, Ltd., Class A†	12,400	14,830
Akeso, Inc.*†	7,000	98,923
Aluminum Corp. of China, Ltd.	46,000	81,553
Aluminum Corp. of China, Ltd., Class A	7,000	14,235
Anhui Gujing Distillery Co., Ltd., Class A	300	5,704
Anker Innovations Technology Co., Ltd., Class A	700	10,032
ANTA Sports Products, Ltd.	14,400	144,238
Autohome, Inc. ADR	605	13,336
Avary Holding Shenzhen Co, Ltd., Class A	2,500	20,533
Baidu, Inc., Class A†	25,078	490,511
Bank of Beijing Co, Ltd., Class A	15,900	12,128
Bank of Chengdu Co, Ltd., Class A	3,800	8,816
Bank of China, Ltd.	764,000	456,712
Bank of China, Ltd., Class A	28,400	21,948
Bank of Communications Co., Ltd.	101,000	86,881
Bank of Communications Co., Ltd., Class A	27,600	26,295
Bank of Hangzhou Co., Ltd., Class A	5,300	12,326
Bank of Jiangsu Co., Ltd., Class A	13,700	19,973
Bank of Nanjing Co, Ltd., Class A	8,000	12,123
Bank of Ningbo Co., Ltd., Class A	5,300	23,607
Bank of Shanghai Co, Ltd., Class A	11,100	14,761
Baoshan Iron & Steel Co, Ltd., Class A	19,900	20,907
Beijing Compass Technology Development Co., Ltd., Class A†	700	12,492
Beijing Enlight Media Co., Ltd., Class A	4,000	11,260
Beijing Kingsoft Office Software, Inc., Class A	376	18,227
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd., Class A†	1,200	7,262
Beijing-Shanghai High Speed Railway Co., Ltd., Class A	36,100	25,301
Bilibili, Inc., Class Z†	2,595	90,684
BOE Technology Group Co., Ltd., Class A	14,600	9,182
BYD Co., Ltd.	41,000	513,018
BYD Co., Ltd., Class A	3,700	48,398
Cambricon Technologies Corp., Ltd., Class A†	310	56,164
Chaozhou Three-Circle Group Co, Ltd., Class A	3,100	22,307
China CITIC Bank Corp., Ltd.	92,000	85,734
China Coal Energy Co., Ltd.	24,000	35,115
China Construction Bank Corp.	1,066,000	1,079,359
China Energy Engineering Corp., Ltd., Class A	32,000	11,191
China Everbright Bank Co., Ltd., Class A	26,700	12,757
China Feihe, Ltd.*	41,000	20,363
China Galaxy Securities Co., Ltd.	41,500	55,885

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Galaxy Securities Co., Ltd., Class A	5,900	$ 12,754
China Hongqiao Group, Ltd.	32,500	150,267
China International Capital Corp., Ltd.*	18,400	49,980
China International Capital Corp., Ltd., Class A	2,200	10,933
China Life Insurance Co., Ltd.	83,000	370,584
China Literature, Ltd.*†	4,200	19,247
China Longyuan Power Group Corp. Ltd.	37,000	33,627
China Mengniu Dairy Co., Ltd.	36,000	75,114
China Merchants Bank Co., Ltd.	43,500	266,498
China Merchants Bank Co., Ltd., Class A	8,400	46,748
China Merchants Expressway Network & Technology Holdings Co., Ltd., Class A	5,800	7,830
China Merchants Securities Co, Ltd., Class A	8,300	20,438
China Minsheng Banking Corp., Ltd.	89,500	44,566
China Minsheng Banking Corp., Ltd., Class A	16,200	8,743
China National Building Material Co., Ltd.	54,000	38,847
China Northern Rare Earth Group High-Tech Co., Ltd., Class A	3,600	26,729
China Pacific Insurance Group Co., Ltd.	29,800	150,295
China Pacific Insurance Group Co., Ltd., Class A	1,900	12,455
China Petroleum & Chemical Corp.	256,000	176,301
China Petroleum & Chemical Corp., Class A	12,700	11,899
China Railway Group, Ltd.	59,000	34,061
China Railway Group, Ltd., Class A	17,100	14,027
China Rare Earth Resources And Technology Co., Ltd., Class A†	1,700	13,265
China Resources Microelectronics, Ltd., Class A	1,604	14,721
China Resources Mixc Lifestyle Services, Ltd.*	8,400	49,806
China Shenhua Energy Co., Ltd.	1,400	8,448
China Shenhua Energy Co., Ltd., Class A	40,500	223,027
China Southern Airlines Co., Ltd., Class A†	12,200	12,659
China State Construction Engineering Corp., Ltd., Class A	32,900	23,864
China Three Gorges Renewables Group Co., Ltd., Class A	28,700	16,976
China Tourism Group Duty Free Corp., Ltd., Class A	1,800	23,151
China Tower Corp., Ltd.*	50,800	73,221
China Vanke Co., Ltd.†	24,300	11,820
China Yangtze Power Co., Ltd., Class A	18,000	68,285
China Zheshang Bank Co., Ltd., Class A	21,800	9,130
Chongqing Rural Commercial Bank Co, Ltd.	32,000	23,881
Citic Pacific Special Steel Group Co., Ltd., Class A	2,200	5,199
CITIC Securities Co., Ltd.	17,500	65,501
CITIC Securities Co., Ltd., Class A	7,200	29,096
CMOC Group, Ltd.	42,000	119,998
CMOC Group, Ltd., Class A	14,600	51,122
Contemporary Amperex Technology Co, Ltd.	900	56,566
Contemporary Amperex Technology Co., Ltd., Class A	3,100	156,149
COSCO SHIPPING Holdings Co., Ltd.	25,550	44,807
COSCO SHIPPING Holdings Co., Ltd., Class A	11,900	24,644
CRRC Corp, Ltd.	55,000	40,834
CRRC Corp, Ltd., Class A	14,700	13,349
CSC Financial Co., Ltd., Class A	5,900	20,421
CSPC Innovation Pharmaceutical Co., Ltd., Class A	1,200	6,713
Daqin Railway Co, Ltd., Class A	15,500	11,198
Dongfeng Motor Group Co., Ltd.†	12,000	13,886
East Money Information Co., Ltd., Class A	11,500	37,569
Eastroc Beverage Group Co, Ltd., Class A	400	14,400
ENN Energy Holdings, Ltd.	9,100	78,453
Eoptolink Technology, Inc., Ltd., Class A	800	48,297
Eve Energy Co., Ltd., Class A	2,300	21,115
Everbright Securities Co., Ltd., Class A	5,900	14,231
Focus Media Information Technology Co, Ltd., Class A	13,500	13,989
Foshan Haitian Flavouring & Food Co., Ltd., Class A	4,100	20,829
Security Description	Shares or Principal Amount	Value

China (continued)
Founder Securities Co, Ltd., Class A	16,900	$ 19,117
Foxconn Industrial Internet Co., Ltd., Class A	9,200	76,396
Fuyao Glass Industry Group Co., Ltd.*	6,800	58,189
Fuyao Glass Industry Group Co., Ltd., Class A	1,600	14,217
Ganfeng Lithium Co., Ltd.*	2,200	17,038
Ganfeng Lithium Group Co, Ltd., Class A	2,500	24,682
GD Power Development Co., Ltd., Class A	17,100	11,394
GDS Holdings, Ltd., Class A†	8,300	48,044
Genscript Biotech Corp.†	14,000	23,028
GF Securities Co, Ltd., Class A	7,800	25,246
Giant Biogene Holding Co., Ltd.*	4,200	17,871
Giant Network Group Co, Ltd., Class A	2,200	13,925
GigaDevice Semiconductor, Inc., Class A	600	27,190
GoerTek, Inc., Class A	4,100	15,341
Gotion High-tech Co, Ltd., Class A	2,000	10,932
Great Wall Motor Co., Ltd.	26,500	44,946
Gree Electric Appliances, Inc. of Zhuhai, Class A	2,400	13,367
Guangdong Haid Group Co., Ltd., Class A	1,600	11,861
Guangzhou Tinci Materials Technology Co, Ltd., Class A	1,800	10,546
Guosen Securities Co, Ltd., Class A	9,000	16,242
Guotai Haitong Securities Co., Ltd.*	21,576	45,902
Guotai Haitong Securities Co., Ltd., Class A	10,100	28,824
H World Group, Ltd. ADR	1,611	76,539
Haidilao International Holding, Ltd.*	19,000	38,865
Haier Smart Home Co., Ltd.	24,400	80,583
Haier Smart Home Co., Ltd., Class A	7,000	25,296
Haitian International Holdings, Ltd.	9,000	27,857
Hangzhou Chang Chuan Technology Co, Ltd., Class A	1,100	20,189
Hansoh Pharmaceutical Group Co., Ltd.*	14,000	69,175
Henan Shuanghui Investment & Development Co, Ltd., Class A	3,500	12,935
Hengan International Group Co., Ltd.	8,000	28,981
Hengli Petrochemical Co, Ltd., Class A	8,500	31,928
Hgtech Co, Ltd., Class A	1,700	18,939
Hithink RoyalFlush Information Network Co, Ltd., Class A	400	20,079
Horizon Robotics†	45,000	47,407
Huadian Power International Corp, Ltd., Class A	12,400	8,744
Huadong Medicine Co, Ltd., Class A	1,900	9,863
Huaneng Power International, Inc.	56,000	40,860
Huaqin Technology Co., Ltd., Class A	1,000	12,443
Huatai Securities Co., Ltd.*	16,000	38,177
Huatai Securities Co., Ltd., Class A	4,500	14,869
Huaxia Bank Co, Ltd., Class A	11,000	10,037
Hundsun Technologies, Inc., Class A	2,100	9,384
Hygon Information Technology Co, Ltd., Class A	1,726	65,687
IEIT Systems Co, Ltd., Class A	1,500	13,578
Iflytek Co, Ltd., Class A	2,300	19,728
Imeik Technology Development Co, Ltd., Class A	400	8,044
Industrial & Commercial Bank of China, Ltd.	710,000	589,841
Industrial & Commercial Bank of China, Ltd., Class A	37,800	39,440
Industrial Bank Co., Ltd., Class A	14,000	37,677
Inner Mongolia BaoTou Steel Union Co, Ltd., Class A	53,900	19,470
Inner Mongolia Xingye Silver&Tin Mining Co, Ltd., Class A	2,800	24,790
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	5,600	21,228
Innovent Biologics, Inc.*†	15,000	155,720
Isoftstone Information Technology Group Co, Ltd., Class A	1,300	8,990
J&T Global Express, Ltd.†	23,600	30,723
JCET Group Co., Ltd., Class A	2,400	17,090
JD Health International, Inc.*†	12,800	103,634
JD Logistics, Inc.*†	22,000	31,513
JD.com, Inc., Class A	26,677	383,827

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Jiangsu Expressway Co., Ltd.	20,000	$ 26,369
Jiangsu Hengli Hydraulic Co, Ltd., Class A	1,200	18,721
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A	5,000	41,851
Jiangsu King's Luck Brewery JSC, Ltd., Class A	1,700	8,196
Jiangsu Yanghe Distillery Co. Ltd., Class A	2,100	16,719
Jiangsu Zhongtian Technology Co, Ltd., Class A	5,600	18,004
Jiangxi Copper Co, Ltd., Class A	2,200	20,080
Jiangxi Copper Co., Ltd.	12,000	72,902
Jinko Solar Co, Ltd., Class A†	15,107	13,762
Kanzhun, Ltd. ADR	3,040	56,301
KE Holdings, Inc., Class A	22,619	145,493
Kingdee International Software Group Co., Ltd.†	35,000	58,019
Kingfa Sci & Tech Co, Ltd., Class A	4,294	11,822
Kingsoft Corp., Ltd.	10,800	41,640
Kuaishou Technology*	29,100	298,558
Kweichow Moutai Co., Ltd., Class A	700	141,138
Laopu Gold Co, Ltd.	200	19,918
Lens Technology Co., Ltd., Class A	5,000	26,157
Li Auto, Inc., Class A†	13,900	117,344
Li Ning Co., Ltd.	24,500	64,103
Lingyi iTech Guangdong Co., Class A	8,600	18,120
Longfor Group Holdings, Ltd.*	26,000	34,280
LONGi Green Energy Technology Co., Ltd., Class A†	8,200	21,100
Luxshare Precision Industry Co, Ltd., Class A	6,100	45,378
Luzhou Laojiao Co, Ltd., Class A	1,500	26,099
Meitu, Inc.*	40,500	40,023
Meituan, Class B*†	55,190	686,687
Midea Group Co, Ltd.	4,400	48,241
Midea Group Co., Ltd., Class A	1,500	16,750
MINISO Group Holding, Ltd.	4,200	19,785
Montage Technology Co, Ltd., Class A	1,191	31,170
Muyuan Foods Co, Ltd., Class A	4,500	29,791
NARI Technology Co, Ltd., Class A	6,400	23,211
NAURA Technology Group Co, Ltd., Class A	540	36,932
NetEase, Inc.	19,250	505,146
New China Life Insurance Co., Ltd.	10,200	82,975
New China Life Insurance Co., Ltd., Class A	1,900	22,750
New Oriental Education & Technology Group, Inc.	14,560	90,542
Ningbo Deye Technology Co., Ltd., Class A	1,000	12,085
Ningbo Tuopu Group Co, Ltd., Class A	1,600	16,621
Ningxia Baofeng Energy Group Co, Ltd., Class A	7,100	24,278
NIO, Inc., Class A†	19,010	93,978
Nongfu Spring Co., Ltd.*	23,000	141,143
OmniVision Intergrated Circuits Group, Inc.	1,000	17,443
Orient Securities Co., Ltd, Class A	13,600	20,023
People's Insurance Co. Group of China, Ltd.	101,000	87,915
People's Insurance Co. Group of China, Ltd., Class A	2,000	2,651
PetroChina Co., Ltd.	238,000	282,720
PetroChina Co., Ltd., Class A	15,200	24,106
PICC Property & Casualty Co., Ltd.	78,000	161,649
Ping An Bank Co., Ltd., Class A	15,400	24,003
Ping An Insurance Group Co. of China, Ltd.	75,000	697,956
Ping An Insurance Group Co. of China, Ltd., Class A	3,300	31,701
Piotech, Inc., Class A	248	12,590
Pop Mart International Group, Ltd.*	6,200	177,458
Postal Savings Bank of China Co., Ltd.*	91,000	59,408
Postal Savings Bank of China Co., Ltd., Class A	15,400	11,214
Power Construction Corp. of China, Ltd., Class A	20,000	16,291
Qfin Holdings, Inc. ADR	990	15,394
Qinghai Salt Lake Industry Co., Ltd., Class A†	3,500	16,511
Range Intelligent Computing Technology Group Co., Ltd., Class A	1,600	18,843
Security Description	Shares or Principal Amount	Value

China (continued)
Remegen Co., Ltd.*†	1,500	$ 16,167
Rockchip Electronics Co., Ltd., Class A	500	13,767
Rongsheng Petrochemical Co., Ltd., Class A	14,500	30,780
SAIC Motor Corp., Ltd., Class A	6,300	12,820
Sanan Optoelectronics Co., Ltd., Class A	10,000	23,257
Sany Heavy Industry Co., Ltd., Class A	8,100	25,553
Satellite Chemical Co., Ltd., Class A	4,900	17,178
Seres Group Co., Ltd., Class A	1,200	17,976
SF Holding Co., Ltd., Class A	4,200	22,667
Shaanxi Coal Industry Co, Ltd., Class A	8,300	26,613
Shandong Gold Mining Co., Ltd.*	8,750	49,574
Shandong Gold Mining Co., Ltd.. Class A	5,000	39,253
Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	1,100	13,196
Shandong Hualu Hengsheng Chemical Co, Ltd., Class A	4,300	23,213
Shandong Nanshan Aluminum Co., Ltd., Class A	19,400	20,493
Shandong Weigao Group Medical Polymer Co., Ltd.	36,000	23,041
Shanghai Allist Pharmaceuticals Co., Ltd., Class A	848	12,031
Shanghai Baosight Software Co., Ltd., Class A	3,400	11,186
Shanghai Electric Group Co., Ltd., Class A†	10,300	12,911
Shanghai Electric Power Co., Ltd., Class A	3,200	9,795
Shanghai Pharmaceuticals Holding Co., Ltd., Class A	3,900	9,710
Shanghai Pudong Development Bank Co., Ltd., Class A	21,500	31,066
Shanghai Rural Commercial Bank Co., Ltd., Class A	7,600	9,395
Shanghai United Imaging Healthcare Co., Ltd., Class A	772	14,366
Shanjin International Gold Co., Ltd., Class A	3,600	18,050
Shanxi Xinghuacun Fen Wine Factory Co, Ltd., Class A	1,100	27,072
Sharetronic Data Technology Co., Ltd., Class A	600	19,684
Shengyi Technology Co., Ltd., Class A	2,600	25,800
Shenwan Hongyuan Group Co, Ltd., Class A	32,700	23,860
Shenzhen Envicool Technology Co., Ltd., Class A	1,300	20,017
Shenzhen Inovance Technology Co., Ltd., Class A	1,500	16,111
Shenzhen Longsys Electronics Co., Ltd., Class A†	300	14,507
Shenzhen Mindray Bio-Medical Electronics Co, Ltd., Class A	1,000	27,238
Shenzhen Transsion Holdings Co., Ltd., Class A	1,077	9,010
Shenzhou International Group Holdings, Ltd.	9,700	77,356
Sichuan Biokin Pharmaceutical Co., Ltd., Class A†	254	10,153
Sichuan Kelun Pharmaceutical Co, Ltd., Class A	2,000	8,908
Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd.†	200	10,635
Sinopharm Group Co., Ltd.	16,800	44,903
Smoore International Holdings, Ltd.*	24,000	34,777
Sungrow Power Supply Co., Ltd., Class A	1,900	41,289
Sunny Optical Technology Group Co., Ltd.	8,100	64,907
Sunwoda Electronic Co., Ltd., Class A	2,600	8,767
Suzhou Dongshan Precision Manufacturing Co, Ltd., Class A	2,300	25,607
Suzhou TFC Optical Communication Co., Ltd., Class A	500	17,876
TAL Education Group ADR†	4,691	59,576
TBEA Co., Ltd., Class A	6,200	24,270
TCL Technology Group Corp., Class A	24,600	17,171
Tencent Holdings, Ltd.	70,400	5,461,067
Tencent Music Entertainment Group ADR	6,564	110,144
Tianqi Lithium Corp., Class A†	2,400	18,841
Tingyi Cayman Islands Holding Corp.	20,000	30,363
Tongcheng Travel Holdings, Ltd.	14,800	44,028
Tongwei Co., Ltd., Class A†	4,900	12,834
Tsingtao Brewery Co., Ltd.	8,000	50,670
UBTech Robotics Corp., Ltd.†	1,700	30,444
Unigroup Guoxin Microelectronics Co., Ltd., Class A	1,100	13,315
Unisplendour Corp., Ltd., Class A	3,500	12,603
Verisilicon Microelectronics Shanghai Co., Ltd., Class A†	599	19,138
Victory Giant Technology Huizhou Co., Ltd., Class A	700	26,674

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Vipshop Holdings, Ltd. ADR	3,200	$ 54,752
Wanhua Chemical Group Co., Ltd., Class A	2,200	27,853
Weichai Power Co., Ltd.	25,000	85,188
Weichai Power Co., Ltd., Class A	4,800	16,399
Wens Foodstuffs Group Co, Ltd., Class A	6,800	15,267
Wuliangye Yibin Co., Ltd., Class A	2,800	42,311
WUS Printed Circuit Kunshan Co., Ltd., Class A	2,100	21,080
WuXi AppTec Co., Ltd.*	3,496	49,763
WuXi AppTec Co., Ltd., Class A	2,300	31,512
Wuxi Biologics Cayman, Inc.*†	39,500	187,082
WuXi XDC Cayman, Inc.†	1,500	12,058
XCMG Construction Machinery Co., Ltd., Class A	13,000	20,094
Xiaomi Corp., Class B*†	190,400	865,222
Xinyi Solar Holdings, Ltd.	66,000	28,556
XPeng, Inc., Class A†	15,100	138,492
XtalPi Holdings, Ltd.†	12,000	18,556
Yadea Group Holdings, Ltd.*	14,000	19,785
Yankuang Energy Group Co., Inc.	37,000	54,041
Yankuang Energy Group Co., Inc., Class A	8,100	17,066
Yunnan Aluminium Co., Ltd., Class A	4,900	23,723
Yunnan Baiyao Group Co., Ltd., Class A	1,900	15,206
Yutong Bus Co., Ltd., Class A	3,000	13,341
Zangge Mining Co., Ltd., Class A	1,000	12,420
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A	700	16,159
Zhaojin Mining Industry Co., Ltd.	19,500	90,360
Zhejiang China Commodities City Group Co., Ltd., Class A	3,800	8,799
Zhejiang Dahua Technology Co., Ltd., Class A	7,400	20,192
Zhejiang Expressway Co., Ltd.	22,000	20,755
Zhejiang Huayou Cobalt Co., Ltd., Class A	2,600	26,941
Zhejiang Juhua Co., Ltd., Class A	3,000	16,985
Zhejiang Leapmotor Technology Co., Ltd.*†	6,600	35,838
Zhejiang NHU Co., Ltd., Class A	3,400	13,632
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	2,800	20,527
Zhejiang Zheneng Electric Power Co., Ltd., Class A	13,600	9,688
Zhongji Innolight Co., Ltd., Class A	800	74,721
Zhongjin Gold Corp., Ltd., Class A	5,100	27,084
Zhuzhou CRRC Times Electric Co., Ltd.	5,300	28,956
Zijin Mining Group Co., Ltd.	64,000	343,262
Zijin Mining Group Co., Ltd., Class A	16,200	93,584
ZTE Corp.	9,600	34,826
ZTE Corp., Class A	2,600	14,402
ZTO Express Cayman, Inc.	4,800	106,665
		24,678,922
Colombia — 0.2%
Grupo Cibest SA	2,659	60,058
Grupo Cibest SA (Preference Shares)	4,934	100,765
Interconexion Electrica SA ESP	4,307	35,300
		196,123
Czech Republic — 0.1%
CEZ AS	1,553	89,324
Komercni Banka AS	1,064	64,514
Moneta Money Bank AS*	2,611	26,195
		180,033
Egypt — 0.1%
Commercial International Bank Egypt SAE	29,533	84,326
Eastern Co. SAE	15,881	12,799
		97,125
Security Description	Shares or Principal Amount	Value

Greece — 0.6%
Alpha Bank SA	25,956	$ 124,606
Eurobank SA†	28,376	139,083
Hellenic Telecommunications Organization SA	1,887	35,274
JUMBO SA	1,364	40,485
National Bank of Greece SA	9,891	174,868
OPAP SA	1,956	39,415
Piraeus Bank SA	12,832	129,440
Public Power Corp. S.A.	2,501	59,173
		742,344
Hong Kong — 4.7%
Alibaba Group Holding, Ltd.	188,628	4,085,439
Beijing Enterprises Holdings, Ltd.	5,500	24,923
Bosideng International Holdings, Ltd.	60,000	36,635
BYD Electronic International Co., Ltd.	9,000	38,479
C&D International Investment Group, Ltd.	9,000	18,514
China Merchants Port Holdings Co., Ltd.	17,320	34,875
China Overseas Land & Investment, Ltd.	42,500	76,381
China Power International Development, Ltd.	51,000	21,282
China Resources Beer Holdings Co., Ltd.	18,500	62,092
China Resources Land, Ltd.	37,000	145,308
China Resources Power Holdings Co., Ltd.	22,000	50,127
China State Construction International Holdings, Ltd.	14,000	16,810
China Taiping Insurance Holdings Co., Ltd.	17,200	56,408
Chow Tai Fook Jewellery Group, Ltd.	28,200	51,981
CITIC, Ltd.	49,000	78,467
CSPC Pharmaceutical Group, Ltd.	94,320	115,906
Far East Horizon, Ltd.	31,000	30,992
Fosun International, Ltd.	37,000	19,703
GCL Technology Holdings, Ltd.†	243,000	33,594
Geely Automobile Holdings, Ltd.	72,000	148,293
Guangdong Investment, Ltd.	38,000	35,898
Hua Hong Semiconductor, Ltd.*†	9,000	134,215
Lenovo Group, Ltd.	84,000	95,483
MMG, Ltd.†	52,000	68,494
NetEase Cloud Music, Inc.*†	300	6,931
Sino Biopharmaceutical, Ltd.	121,750	103,483
Sinotruk Hong Kong, Ltd.	10,000	45,980
Want Want China Holdings, Ltd.	56,000	33,835
Zijin Gold International Co., Ltd.†	700	19,587
		5,690,115
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	4,617	56,388
OTP Bank Nyrt	2,337	294,429
Richter Gedeon Nyrt	1,513	50,640
		401,457
India — 13.4%
ABB India, Ltd.	636	38,380
Adani Enterprises, Ltd.	2,101	46,137
Adani Ports & Special Economic Zone, Ltd.	6,474	99,727
Adani Power, Ltd.†	33,235	49,090
Alkem Laboratories, Ltd.	428	26,470
Ambuja Cements, Ltd.	7,361	40,771
APL Apollo Tubes, Ltd.	2,071	46,041
Apollo Hospitals Enterprise, Ltd.	1,100	83,109
Ashok Leyland, Ltd.	36,354	78,053
Asian Paints, Ltd.	3,599	95,113
Astral, Ltd.	1,671	26,667
AU Small Finance Bank, Ltd.*	4,224	45,001
Aurobindo Pharma, Ltd.	3,322	43,297
Avenue Supermarts, Ltd.*†	1,977	79,465
Axis Bank, Ltd.	24,972	371,075

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Bajaj Auto, Ltd.	731	$ 76,161
Bajaj Finance, Ltd.	31,712	320,904
Bajaj Finserv, Ltd.	4,554	96,721
Bajaj Holdings & Investment, Ltd.	357	41,872
Balkrishna Industries, Ltd.	1,036	25,960
Bank of Baroda	9,898	32,280
Bharat Electronics, Ltd.	40,514	197,863
Bharat Forge, Ltd.	3,201	50,283
Bharat Heavy Electricals, Ltd.	13,270	37,940
Bharat Petroleum Corp., Ltd.	16,593	65,750
Bharti Airtel, Ltd.	28,601	612,145
Bosch, Ltd.	94	37,299
Britannia Industries, Ltd.	1,171	74,483
Canara Bank	22,136	35,434
CG Power & Industrial Solutions, Ltd.	7,559	48,129
Cholamandalam Investment & Finance Co., Ltd.	4,836	85,630
Cipla, Ltd.	6,455	92,979
Coal India, Ltd.	19,791	94,665
Colgate-Palmolive India, Ltd.	993	22,756
Coromandel International, Ltd.	1,481	36,145
Cummins India, Ltd.	1,610	71,585
Dabur India, Ltd.	6,181	34,037
Divi's Laboratories, Ltd.	1,452	95,111
Dixon Technologies India, Ltd.	433	49,119
DLF, Ltd.	9,265	63,957
Dr. Reddy's Laboratories, Ltd.	6,047	79,752
Eicher Motors, Ltd.	1,544	119,668
Eternal, Ltd.†	27,861	82,837
Fortis Healthcare, Ltd.	2,304	21,316
FSN E-Commerce Ventures, Ltd.†	11,861	30,527
GAIL India, Ltd.	29,109	52,862
GE Vernova T&D India, Ltd.	466	16,361
GMR Airports Infrastructure, Ltd.†	29,172	29,807
Godrej Consumer Products, Ltd.	4,368	54,845
Godrej Properties, Ltd.†	1,551	26,575
Grasim Industries, Ltd.	3,230	98,883
Havells India, Ltd.	2,310	32,194
HCL Technologies, Ltd.	10,579	194,519
HDFC Asset Management Co., Ltd.*	2,082	56,787
HDFC Bank, Ltd.	125,298	1,265,409
HDFC Life Insurance Co., Ltd.*	11,037	87,528
Hero MotoCorp, Ltd.	1,318	79,234
Hindalco Industries, Ltd.	14,122	147,810
Hindustan Aeronautics, Ltd.	2,340	117,601
Hindustan Petroleum Corp., Ltd.	10,966	50,778
Hindustan Unilever, Ltd.	8,710	223,934
Hitachi Energy India, Ltd.	47	9,632
Hyundai Motor India, Ltd.	1,930	45,659
ICICI Bank, Ltd.	58,349	860,765
ICICI Lombard General Insurance Co., Ltd.*	2,658	52,274
ICICI Prudential Life Insurance Co., Ltd.*	4,024	27,713
IDFC First Bank, Ltd.	42,501	38,580
Indian Hotels Co., Ltd.	9,630	70,466
Indian Oil Corp., Ltd.	30,315	53,652
Indian Railway Catering & Tourism Corp., Ltd.	3,145	21,303
Indus Towers, Ltd.†	15,526	74,704
IndusInd Bank, Ltd.†	6,782	65,802
Info Edge India, Ltd.	4,290	58,296
Infosys, Ltd.	36,245	647,258
InterGlobe Aviation, Ltd.*	2,121	106,180
ITC, Ltd.	28,458	99,709
Jindal Stainless, Ltd.	4,102	36,834
Security Description	Shares or Principal Amount	Value

India (continued)
Jindal Steel, Ltd.	4,498	$ 55,020
Jio Financial Services, Ltd.	32,298	89,183
JSW Energy, Ltd.	4,414	21,977
JSW Steel, Ltd.	6,751	89,111
Jubilant Foodworks, Ltd.	4,328	23,443
Kalyan Jewellers India, Ltd.	4,526	17,737
Kotak Mahindra Bank, Ltd.	59,325	262,807
Kwality Wall's India, Ltd.†(1)(2)	9,146	3,719
Larsen & Toubro, Ltd.	7,597	324,981
Lodha Developers, Inc.*	3,714	39,208
LTIMindtree, Ltd.*	826	53,607
Lupin, Ltd.	2,845	66,403
Mahindra & Mahindra, Ltd.	10,311	386,076
Mankind Pharma, Ltd.	1,217	28,114
Marico, Ltd.	5,176	41,076
Maruti Suzuki India, Ltd.	1,395	221,107
Max Healthcare Institute, Ltd.	8,635	89,854
Mphasis, Ltd.	1,125	33,693
MRF, Ltd.	28	40,484
Muthoot Finance, Ltd.	1,484	61,594
Nestle India, Ltd.	6,975	101,038
NHPC, Ltd.	37,770	32,113
NMDC, Ltd.	27,291	24,031
NTPC, Ltd.	48,096	185,142
Oberoi Realty, Ltd.	1,480	23,973
Oil & Natural Gas Corp., Ltd.	34,732	101,212
Oil India, Ltd.	5,762	32,009
One 97 Communications, Ltd.†	2,646	32,504
Oracle Financial Services Software, Ltd.	235	19,776
Page Industries, Ltd.	35	12,482
PB Fintech, Ltd.†	4,203	75,326
Persistent Systems, Ltd.	1,276	83,645
Petronet LNG, Ltd.	9,779	30,766
Phoenix Mills, Ltd.	2,456	44,454
PI Industries, Ltd.	1,010	34,817
Pidilite Industries, Ltd.	3,542	54,912
Polycab India, Ltd.	662	50,420
Power Finance Corp., Ltd.	18,407	75,739
Power Grid Corp. of India, Ltd.	51,511	143,326
Prestige Estates Projects, Ltd.	1,954	31,013
Punjab National Bank	27,406	37,271
Rail Vikas Nigam, Ltd.	5,744	21,480
REC, Ltd.	13,139	52,056
Reliance Industries, Ltd.	67,311	1,022,242
Samvardhana Motherson International, Ltd.	50,457	61,709
SBI Cards & Payment Services, Ltd.	2,884	23,687
SBI Life Insurance Co., Ltd.*	4,970	108,593
Shree Cement, Ltd.	111	32,526
Shriram Finance, Ltd.	15,886	176,151
Siemens Energy India, Ltd.	1,406	37,911
Siemens, Ltd.	1,109	37,229
Solar Industries India, Ltd.	343	50,126
SRF, Ltd.	1,429	43,592
State Bank of India	19,635	229,889
Sun Pharmaceutical Industries, Ltd.	11,159	193,489
Sundaram Finance, Ltd.	816	46,301
Supreme Industries, Ltd.	787	29,908
Suzlon Energy, Ltd.†	111,472	57,779
Swiggy, Ltd.†	13,358	45,728
Tata Communications, Ltd.	1,382	23,562
Tata Consultancy Services, Ltd.	9,635	327,739
Tata Consumer Products, Ltd.	7,062	86,905
Tata Motors Passenger Vehicles, Ltd.	20,524	77,924

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Tata Motors, Ltd.†	23,611	$ 117,429
Tata Power Co., Ltd.	17,809	70,955
Tata Steel, Ltd.	80,477	168,482
Tech Mahindra, Ltd.	6,096	114,991
Titan Co., Ltd.	3,986	172,552
Torrent Pharmaceuticals, Ltd.	1,271	54,612
Torrent Power, Ltd.	2,129	32,125
Trent, Ltd.	2,153	88,145
Tube Investments of India, Ltd.	1,374	34,803
TVS Motor Co., Ltd.	2,635	105,414
UltraTech Cement, Ltd.	1,317	181,971
Union Bank of India, Ltd.	18,706	36,608
United Spirits, Ltd.	3,521	52,171
UPL, Ltd.	5,182	39,552
Varun Beverages, Ltd.	15,912	80,764
Vedanta, Ltd.	13,979	103,337
Vishal Mega Mart, Ltd.†	6,271	8,607
Vodafone Idea, Ltd.†	333,096	40,303
Voltas, Ltd.	2,376	34,173
WAAREE Energies, Ltd.	304	9,227
Wipro, Ltd.	29,145	74,916
Yes Bank, Ltd.†	165,174	38,426
Zydus Lifesciences, Ltd.	2,835	27,244
		16,354,154
Indonesia — 1.0%
Amman Mineral Internasional PT†	106,600	48,267
Astra International Tbk PT	242,900	91,892
Bank Central Asia Tbk PT	614,500	270,914
Bank Mandiri Persero Tbk PT	424,700	121,957
Bank Negara Indonesia Persero Tbk PT	181,200	48,471
Bank Rakyat Indonesia Persero Tbk PT	776,700	176,302
Barito Pacific Tbk PT†	275,700	35,479
Barito Renewables Energy Tbk PT†	65,100	33,064
Bumi Resources Minerals Tbk PT†	433,000	27,861
Chandra Asri Pacific Tbk PT	88,300	33,931
Charoen Pokphand Indonesia Tbk PT	78,100	20,613
Dian Swastatika Sentosa Tbk PT†	8,600	50,724
GoTo Gojek Tokopedia Tbk PT†	10,682,100	40,730
Indofood Sukses Makmur Tbk PT	47,000	19,041
Petrindo Jaya Kreasi Tbk PT	237,100	25,426
Sumber Alfaria Trijaya Tbk PT	211,400	21,977
Telkom Indonesia Persero Tbk PT	575,100	123,346
United Tractors Tbk PT	19,500	30,264
		1,220,259
Ireland — 0.6%
PDD Holdings, Inc. ADR†	7,693	777,378
Kuwait — 0.6%
Boubyan Bank KSCP	18,161	40,077
Gulf Bank KSCP	25,177	28,269
Kuwait Finance House KSCP	127,551	335,612
Mabanee Co. KPSC	9,361	30,633
Mobile Telecommunications Co. KSCP	22,116	36,738
National Bank of Kuwait SAKP	91,519	283,420
		754,749
Luxembourg — 0.1%
Allegro.eu SA*†	7,068	58,127
Reinet Investments SCA	1,587	54,553
Zabka Group SA†	3,359	20,421
		133,101
Security Description	Shares or Principal Amount	Value

Malaysia — 1.2%
AMMB Holdings Bhd	30,300	$ 49,578
Axiata Group Bhd	30,600	17,854
CELCOMDIGI Bhd	43,600	36,057
CIMB Group Holdings Bhd	94,300	205,250
Gamuda Bhd	57,200	64,136
Hong Leong Bank Bhd	6,900	45,160
IHH Healthcare Bhd	22,700	51,596
IOI Corp. Bhd	27,900	28,240
Kuala Lumpur Kepong Bhd	4,800	23,744
Malayan Banking Bhd	60,200	180,203
Maxis Bhd	24,800	24,032
MISC Bhd	15,100	30,644
MR DIY Group M Bhd*	41,600	19,312
Nestle Malaysia Bhd	800	22,730
Petronas Chemicals Group Bhd	36,100	29,580
Petronas Dagangan Bhd	3,700	19,899
Petronas Gas Bhd	9,500	44,295
Press Metal Aluminium Holdings Bhd	42,700	81,890
Public Bank Bhd	161,400	199,396
QL Resources Bhd	16,800	17,132
RHB Bank Bhd	20,100	43,086
SD Guthrie Bhd	23,000	34,074
Sunway Bhd	28,900	42,228
Telekom Malaysia Bhd	10,200	20,441
Tenaga Nasional Bhd	30,000	106,088
YTL Corp. Bhd	32,620	17,212
YTL Power International Bhd	36,960	30,284
		1,484,141
Mexico — 1.9%
America Movil SAB de CV	194,253	200,856
Arca Continental SAB de CV	5,700	64,205
Cemex SAB de CV CPO	159,894	198,724
Coca-Cola Femsa SAB de CV	5,221	54,755
Fibra Uno Administracion SA de CV	30,134	46,867
Fomento Economico Mexicano SAB de CV	18,023	188,078
Gruma SAB de CV, Class B	1,319	23,771
Grupo Aeroportuario del Centro Norte SAB de CV	2,827	41,279
Grupo Aeroportuario del Pacifico SAB de CV, Class B	4,300	118,208
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,000	69,173
Grupo Bimbo SAB de CV, Class A	12,019	41,774
Grupo Carso SAB de CV, Class A1	6,400	43,539
Grupo Comercial Chedraui SA de CV	3,100	21,215
Grupo Financiero Banorte SAB de CV, Class O	27,704	312,328
Grupo Financiero Inbursa SAB de CV, Class O	16,152	40,537
Grupo Mexico SAB de CV, Class B	34,700	382,879
Industrias Penoles SAB de CV†	2,142	124,162
Kimberly-Clark de Mexico SAB de CV, Class A	17,300	38,320
Prologis Property Mexico SA de CV	10,995	50,395
Promotora y Operadora de Infraestructura SAB de CV	2,130	33,335
Sigma Foods SAB de CV, Class A	32,788	32,420
Wal-Mart de Mexico SAB de CV	50,275	159,547
		2,286,367
Netherlands — 0.1%
JBS NV, Class A†	3,608	56,826
NEPI Rockcastle NV	6,666	60,917
X5 Retail Group NV GDR†(1)(2)	1,555	0
		117,743
Peru — 0.1%
Cia de Minas Buenaventura SAA ADR	1,940	66,464

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Philippines — 0.4%
Ayala Corp.	2,585	$ 22,215
Ayala Land, Inc.	89,800	32,409
Bank of the Philippine Islands	22,575	47,542
BDO Unibank, Inc.	29,844	68,426
International Container Terminal Services, Inc.	12,540	136,729
Jollibee Foods Corp.	4,780	16,642
Manila Electric Co.	2,630	26,353
Metropolitan Bank & Trust Co.	18,723	23,213
PLDT, Inc.	840	19,117
SM Investments Corp.	2,310	27,462
SM Prime Holdings, Inc.	123,900	45,452
		465,560
Poland — 1.0%
Bank Millennium SA†	8,061	39,023
Bank Polska Kasa Opieki SA	2,138	130,458
Budimex SA	159	30,824
CCC SA†	649	21,518
CD Projekt SA	746	54,549
Dino Polska SA*†	5,510	58,264
KGHM Polska Miedz SA†	1,444	134,971
LPP SA	12	66,366
mBank SA†	186	54,339
Orlen SA	6,374	193,678
PGE Polska Grupa Energetyczna SA†	10,661	30,126
Powszechna Kasa Oszczednosci Bank Polski SA	9,278	241,756
Powszechny Zaklad Ubezpieczen SA	6,439	127,004
Santander Bank Polska SA	434	68,306
		1,251,182
Qatar — 0.7%
Al Rayan Bank	71,297	44,495
Barwa Real Estate Co.	27,661	20,793
Commercial Bank PSQC	28,762	37,522
Dukhan Bank	22,297	21,817
Industries Qatar QSC	17,920	62,577
Mesaieed Petrochemical Holding Co.	66,506	19,954
Nebras Energy	5,730	24,082
Ooredoo Q.P.S.C.	9,251	36,093
Qatar Fuel QSC	7,006	29,832
Qatar Gas Transport Co., Ltd.	31,459	41,446
Qatar International Islamic Bank QSC	11,499	36,047
Qatar Islamic Bank Q.P.S.C.	19,782	135,835
Qatar National Bank Q.P.S.C.	51,650	280,830
		791,323
Russia — 0.0%
Gazprom PJSC†(1)(2)	158,896	0
LUKOIL PJSC†(1)(2)	5,515	0
MMC Norilsk Nickel PJSC ADR†(1)(2)	8,556	0
Mobile TeleSystems PJSC ADR†(1)(2)	5,342	0
Novatek PJSC GDR†(1)(2)	1,235	0
Novolipetsk Steel PJSC GDR†(1)(2)	1,814	0
Ozon Holdings PLC ADR†(1)(2)	701	0
Phosagro PJSC GDR†(1)(2)	1,927	0
Phosagro PJSC GDR †(1)(2)	13	0
Polyus PJSC GDR†(1)(2)	852	0
Rosneft PJSC GDR†(1)(2)	16,114	0
Severstal PAO GDR†(1)(2)	2,862	0
Surgutneftegas PJSC ADR†(1)(2)	10,541	0
Security Description	Shares or Principal Amount	Value

Russia (continued)
Tatneft PJSC ADR†(1)(2)	2,926	$ 0
T-Tekhnologii MKPAO GDR†(1)	1,576	0
		0
Saudi Arabia — 2.9%
ACWA Power Co.†	1,706	85,200
Ades Holding Co.	4,327	22,186
Al Rajhi Bank	21,839	624,213
Alinma Bank	12,066	91,626
Almarai Co. JSC	5,948	69,941
Arab National Bank	10,269	62,406
Arabian Internet & Communications Services Co.	329	20,561
Bank AlBilad	8,457	59,876
Bank Al-Jazira†	8,378	27,989
Banque Saudi Fransi	15,049	72,310
Bupa Arabia for Cooperative Insurance Co.	961	42,281
Co. for Cooperative Insurance	817	29,794
Dallah Healthcare Co.	428	14,155
Dar Al Arkan Real Estate Development Co.†	6,270	31,225
Dr. Sulaiman Al Habib Medical Services Group Co.	968	67,517
Elm Co.	267	55,244
Etihad Etisalat Co.	4,183	78,510
Jabal Omar Development Co.†	7,368	32,372
Jarir Marketing Co.	6,400	24,351
Makkah Construction & Development Co.	884	21,352
Mouwasat Medical Services Co.	1,194	22,157
Riyad Bank	15,037	112,677
SABIC Agri-Nutrients Co.	2,683	89,425
Sahara International Petrochemical Co.	4,799	19,561
SAL Saudi Logistics Services	320	15,382
Saudi Arabian Mining Co.†	15,074	310,665
Saudi Arabian Oil Co.*	62,352	428,903
Saudi Awwal Bank	11,318	107,557
Saudi Basic Industries Corp.	9,296	140,904
Saudi Electricity Co.	9,880	37,938
Saudi Investment Bank	8,255	30,815
Saudi National Bank	32,689	391,112
Saudi Research & Media Group†	398	12,694
Saudi Tadawul Group Holding Co.	535	22,843
Saudi Telecom Co.	22,118	261,830
Yanbu National Petrochemical Co.	3,548	25,368
		3,562,940
Singapore — 0.4%
BOC Aviation, Ltd.*	2,500	25,954
Trip.com Group, Ltd.	6,950	428,631
		454,585
South Africa — 3.3%
Absa Group, Ltd.	8,787	138,552
Bid Corp., Ltd.	3,740	93,606
Bidvest Group, Ltd.	3,804	55,236
Capitec Bank Holdings, Ltd.	985	265,322
Clicks Group, Ltd.	2,636	53,112
Discovery, Ltd.	6,811	99,173
FirstRand, Ltd.	57,379	328,707
Gold Fields, Ltd.	9,903	520,912
Harmony Gold Mining Co., Ltd.	6,594	148,471
Impala Platinum Holdings, Ltd.	10,005	195,718
MTN Group, Ltd.	19,279	215,934
Naspers, Ltd., Class N	8,740	536,452
Nedbank Group, Ltd.	4,373	71,830
Northam Platinum Holdings, Ltd.	3,019	74,159
OUTsurance Group, Ltd.	9,393	41,523

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Pepkor Holdings, Ltd.*	30,298	$ 49,666
Remgro, Ltd.	5,915	67,177
Sanlam, Ltd.	20,052	125,374
Sasol, Ltd.†	6,608	46,744
Shoprite Holdings, Ltd.	4,870	80,320
Sibanye Stillwater, Ltd.†	32,675	149,239
Standard Bank Group, Ltd.	14,069	260,177
Valterra Platinum, Ltd.	2,931	275,795
Vodacom Group, Ltd.	7,455	69,484
		3,962,683
South Korea — 15.7%
Alteogen, Inc.†	455	130,551
Amorepacific Corp.	365	35,197
APR Corp.	237	44,456
Celltrion, Inc.	1,683	245,540
Coway Co., Ltd.†	694	40,211
DB Insurance Co., Ltd.	563	55,776
Doosan Bobcat, Inc.	681	27,819
Doosan Co., Ltd.	78	46,115
Doosan Enerbility Co., Ltd.†	4,887	307,602
Ecopro BM Co., Ltd.†	551	88,809
Ecopro Co., Ltd.	1,143	129,038
Hana Financial Group, Inc.	3,049	212,036
Hanjin Kal Corp.†	301	23,609
Hankook Tire & Technology Co., Ltd.	947	41,777
Hanmi Semiconductor Co., Ltd.	426	62,447
Hanwha Aerospace Co., Ltd.†	381	344,102
Hanwha Ocean Co., Ltd.†	1,301	125,183
Hanwha Systems Co, Ltd.†	946	61,910
HD Hyundai Co., Ltd.	510	82,910
HD Hyundai Electric Co., Ltd.	269	166,139
HLB, Inc.†	1,315	50,703
HMM Co., Ltd.	2,789	38,752
HYBE Co., Ltd.	243	63,139
Hyosung Heavy Industries Corp.†	62	112,120
Hyundai Glovis Co., Ltd.	406	68,259
Hyundai Heavy Industries Co., Ltd.	412	164,582
Hyundai Mobis Co., Ltd.	633	197,455
Hyundai Motor Co.	1,478	513,408
Hyundai Motor Co. (2nd Preference Shares)	415	78,133
Hyundai Motor Co. (Preference Shares)	199	36,637
Hyundai Rotem Co., Ltd.	863	138,198
Industrial Bank of Korea	2,725	41,933
Kakao Corp.	3,478	148,360
KakaoBank Corp.	1,835	29,194
KB Financial Group, Inc.	4,053	380,690
Kia Corp.	2,540	269,282
Korea Aerospace Industries, Ltd.	769	89,914
Korea Electric Power Corp.†	2,959	119,848
Korea Investment Holdings Co., Ltd.	426	63,779
Korea Shipbuilding & Offshore Engineering Co., Ltd.	479	137,604
Korean Air Lines Co., Ltd.†	2,137	34,592
Krafton, Inc.†	322	56,821
KT&G Corp.	1,098	117,398
LG Chem, Ltd.	532	114,760
LG Corp.	1,103	70,269
LG Display Co., Ltd.†	2,910	23,593
LG Electronics, Inc.	1,255	86,404
LG Energy Solution, Ltd.†	523	144,612
LG H&H Co., Ltd.	114	20,790
LG Uplus Corp.	2,703	30,046
Security Description	Shares or Principal Amount	Value

South Korea (continued)
LIG Nex1 Co, Ltd.†	108	$ 36,128
LS Electric Co., Ltd.†	171	67,241
Meritz Financial Group, Inc.	929	75,255
Mirae Asset Securities Co., Ltd.	1,990	59,103
NAVER Corp.	1,546	295,366
NH Investment & Securities Co., Ltd.	1,642	30,857
POSCO Future M Co., Ltd.†	422	65,525
POSCO Holdings, Inc.	747	180,341
Posco International Corp.	696	30,173
Samsung Biologics Co., Ltd.*†	128	155,176
Samsung C&T Corp.	963	201,712
Samsung Electro-Mechanics Co., Ltd.	654	126,765
Samsung Electronics Co., Ltd.	52,025	5,801,037
Samsung Electronics Co., Ltd. (Preference Shares)	8,722	711,382
Samsung Fire & Marine Insurance Co., Ltd.	344	119,733
Samsung Heavy Industries Co., Ltd.†	7,823	160,058
Samsung Life Insurance Co., Ltd.	901	117,867
Samsung SDI Co., Ltd.†	676	183,160
Samsung SDS Co., Ltd.	531	63,857
Samyang Foods Co., Ltd.	50	40,989
Shinhan Financial Group Co., Ltd.	4,874	285,451
SK Biopharmaceuticals Co., Ltd.†	407	33,365
SK Hynix, Inc.	5,992	3,784,027
SK Innovation Co., Ltd.	709	55,167
SK Square Co., Ltd.†	1,015	401,938
SK Telecom Co., Ltd.	463	23,320
SK, Inc.	390	90,361
S-Oil Corp.†	447	32,887
Woori Financial Group, Inc.	7,371	154,907
Yuhan Corp.†	682	51,171
		19,146,821
Taiwan — 21.1%
Accton Technology Corp.	6,000	212,583
Advantech Co., Ltd.	5,148	48,994
Airtac International Group	2,000	72,450
Alchip Technologies, Ltd.	1,000	99,301
ASE Technology Holding Co., Ltd.	37,000	349,190
Asia Cement Corp.	31,000	34,625
Asia Vital Components Co., Ltd.	3,000	139,180
Asustek Computer, Inc.	8,000	126,088
Bizlink Holding, Inc.	1,000	41,309
Caliway Biopharmaceuticals Co., Ltd.†	7,000	36,813
Catcher Technology Co., Ltd.	7,000	44,598
Cathay Financial Holding Co., Ltd.	108,000	258,761
Chailease Holding Co., Ltd.	17,153	56,686
Chang Hwa Commercial Bank, Ltd.	73,936	47,928
Cheng Shin Rubber Industry Co., Ltd.	21,000	20,419
China Airlines, Ltd.	42,000	29,628
China Steel Corp.	134,000	88,354
Chroma ATE, Inc.	4,000	124,563
Chunghwa Telecom Co., Ltd.	42,000	178,170
Compal Electronics, Inc.	46,000	47,871
CTBC Financial Holding Co., Ltd.	185,000	299,222
Delta Electronics, Inc.	21,000	814,109
E Ink Holdings, Inc.	11,000	61,169
E.Sun Financial Holding Co., Ltd.	159,770	169,568
Eclat Textile Co., Ltd.	2,000	25,230
Elite Material Co., Ltd.	3,000	166,349
eMemory Technology, Inc.	1,000	58,151
Eva Airways Corp.	30,000	35,653
Evergreen Marine Corp. Taiwan, Ltd.	13,000	76,835
Far Eastern New Century Corp.	32,000	28,268

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Far EasTone Telecommunications Co., Ltd.	20,000	$ 56,435
Feng Tay Enterprise Co., Ltd.	4,913	15,018
First Financial Holding Co., Ltd.	138,341	126,604
Formosa Chemicals & Fibre Corp.	43,000	57,866
Formosa Plastics Corp.	44,000	66,133
Fortune Electric Co., Ltd.	1,310	40,378
Fubon Financial Holding Co., Ltd.	95,919	277,059
Gigabyte Technology Co., Ltd.	6,000	44,423
Global Unichip Corp.	1,000	83,254
Globalwafers Co., Ltd.	3,000	47,378
Gold Circuit Electronics, Ltd.	2,000	44,550
Hon Hai Precision Industry Co., Ltd.	139,200	975,329
Hotai Motor Co., Ltd.	3,080	53,242
Hua Nan Financial Holdings Co., Ltd.	104,899	110,332
Innolux Corp.	93,660	64,881
International Games System Co., Ltd.	3,000	68,256
Inventec Corp.	30,000	42,898
Jentech Precision Industrial Co., Ltd.	1,000	90,245
KGI Financial Holding Co., Ltd.	179,225	102,797
King Yuan Electronics Co., Ltd.	12,000	112,869
Largan Precision Co., Ltd.	1,000	76,581
Lite-On Technology Corp.	23,000	119,860
Lotes Co., Ltd.	1,000	45,440
MediaTek, Inc.	17,000	950,747
Mega Financial Holding Co., Ltd.	139,730	172,276
Nan Ya Plastics Corp.	54,000	130,238
Nien Made Enterprise Co., Ltd.	2,000	27,137
Novatek Microelectronics Corp.	6,000	71,497
Pegatron Corp.	22,000	48,726
PharmaEssentia Corp.	3,329	81,453
President Chain Store Corp.	6,000	40,705
Quanta Computer, Inc.	30,000	266,921
Realtek Semiconductor Corp.	6,000	92,183
Shanghai Commercial & Savings Bank, Ltd.	46,000	57,738
SinoPac Financial Holdings Co., Ltd.	125,100	113,691
Taiwan Business Bank	85,018	41,604
Taiwan Cooperative Financial Holding Co., Ltd.	121,702	91,074
Taiwan High Speed Rail Corp.	33,000	28,680
Taiwan Mobile Co., Ltd.	21,000	70,400
Taiwan Semiconductor Manufacturing Co., Ltd.	271,000	15,285,192
TCC Group Holdings Co., Ltd.	75,512	63,347
Teco Electric and Machinery Co., Ltd.	8,000	20,794
TS Financial Holding Co., Ltd.	239,652	172,866
Unimicron Technology Corp.	15,338	184,475
Uni-President Enterprises Corp.	57,000	129,867
United Microelectronics Corp.	126,000	249,838
Vanguard International Semiconductor Corp.	11,000	50,159
Wan Hai Lines, Ltd.	8,000	18,684
Wistron Corp.	33,000	136,845
Wiwynn Corp.	1,000	113,600
Yageo Corp.	18,820	165,953
Yang Ming Marine Transport Corp.	20,000	33,937
Yuanta Financial Holding Co., Ltd.	118,704	162,383
Zhen Ding Technology Holding, Ltd.	7,000	43,486
		25,630,389
Thailand — 0.9%
Advanced Info Service PCL NVDR	10,900	120,899
Airports of Thailand PCL NVDR	52,200	83,364
Bangkok Dusit Medical Services PCL NVDR	88,300	56,407
Bumrungrad Hospital PCL NVDR	6,700	35,667
Central Pattana PCL NVDR	25,100	46,068
Security Description	Shares or Principal Amount	Value

Thailand (continued)
Charoen Pokphand Foods PCL NVDR	51,700	$ 34,012
CP ALL PCL NVDR	37,300	51,567
CP AXTRA PCL NVDR	16,600	7,808
Delta Electronics Thailand PCL NVDR	34,800	226,728
Gulf Development PCL NVDR†	49,616	73,718
Kasikornbank PCL NVDR	6,200	37,044
Krung Thai Bank PCL NVDR	46,300	41,569
Minor International PCL NVDR	35,300	25,691
PTT Exploration & Production PCL NVDR	18,100	70,467
PTT PCL NVDR	93,800	101,357
SCB X PCL NVDR	8,800	37,896
Siam Cement PCL NVDR	9,000	58,923
True Corp. PCL NVDR	119,927	44,213
		1,153,398
Turkey — 0.5%
Akbank Turk AS	36,733	78,514
Aselsan Elektronik Sanayi Ve Ticaret AS	16,340	113,944
BIM Birlesik Magazalar AS	5,082	77,597
Eregli Demir ve Celik Fabrikalari TAS	34,036	22,056
Ford Otomotiv Sanayi AS	8,870	23,191
Haci Omer Sabanci Holding AS	12,699	31,976
KOC Holding AS	9,241	44,136
Tupras Turkiye Petrol Rafinerileri AS	10,997	61,905
Turk Hava Yollari AO	4,300	30,060
Turkcell Iletisim Hizmetleri AS	13,637	36,658
Turkiye Is Bankasi AS	105,968	40,597
Yapi ve Kredi Bankasi AS†	42,418	40,070
		600,704
United Arab Emirates — 1.4%
Abu Dhabi Commercial Bank PJSC	34,179	141,649
Abu Dhabi Islamic Bank PJSC	16,493	109,310
Abu Dhabi National Oil Co. PJSC	34,636	38,668
ADNOC Drilling Co. PJSC	36,883	53,529
Adnoc Gas PLC	72,371	71,139
Aldar Properties PJSC	43,452	113,466
Americana Restaurants International PLC	33,708	14,318
Dubai Electricity & Water Authority PJSC	75,619	62,184
Dubai Islamic Bank PJSC	33,737	88,740
Emaar Development PJSC	11,727	54,923
Emaar Properties PJSC	75,044	306,511
Emirates NBD Bank PJSC	21,278	180,189
Emirates Telecommunications Group Co. PJSC	40,946	219,642
First Abu Dhabi Bank PJSC	49,660	251,512
Salik Co. PJSC	20,731	36,015
Two Point Zero Group PJSC†	33,714	20,747
		1,762,542
United Kingdom — 0.4%
Anglogold Ashanti PLC	5,616	535,618
United States — 0.6%
BeOne Medicines, Ltd.†	10,000	264,461
Legend Biotech Corp. ADR†	740	12,950
Southern Copper Corp.	1,007	191,652
Yum China Holdings, Inc.	4,270	212,623
		681,686
Total Common Stocks (cost $80,694,273)		121,971,424

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
PREFERRED STOCKS — 0.0%
India — 0.0%
TVS Motor Co., Ltd. 6.00%†(1)(2) (cost $0)	11,692	$ 1,271
Total Long-Term Investment Securities (cost $80,694,273)		121,972,695
SHORT-TERM INVESTMENTS — 0.4%
Unaffiliated Investment Companies — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.65%(3) (cost $446,852)	446,852	446,852
TOTAL INVESTMENTS (cost $81,141,125)(4)	100.6%	122,419,547
Other assets less liabilities	(0.6)	(699,975)
NET ASSETS	100.0%	$121,719,572
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Emerging Markets Equity Index Portfolio has no right to demand registration of these securities. At January 31, 2026, the aggregate value of these securities was $5,314,470 representing 4.4% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2026, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Gazprom PJSC	05/04/18, 05/30/18, 01/28/21	158,896	$380,197	$0	$0.00	0.0%
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
Kwality Wall's India, Ltd.	07/28/20, 01/28/21, 05/30/25	9,146	$4,144	$3,719	$0.41	0.0%
LUKOIL PJSC	05/04/18, 05/30/18	5,515	362,191	0	0.00	0.0
MMC Norilsk Nickel PJSC ADR	05/04/18, 05/30/18	8,556	148,884	0	0.00	0.0
Mobile TeleSystems PJSC ADR	05/03/18, 05/30/18, 01/19/20	5,342	54,447	0	0.00	0.0
Novatek PJSC GDR	05/04/18, 05/30/18	1,235	159,195	0	0.00	0.0
Novolipetsk Steel PJSC GDR	09/30/21	1,814	54,499	0	0.00	0.0
Ozon Holdings PLC ADR	09/30/21	701	34,889	0	0.00	0.0
Phosagro PJSC GDR	05/04/18, 05/30/18, 07/28/20	1,927	25,905	0	0.00	0.0
Phosagro PJSC GDR	05/04/18, 05/30/18, 07/28/20	13	167	0	0.00	0.0
Polyus PJSC GDR	09/30/21	852	68,456	0	0.00	0.0
Rosneft PJSC GDR	05/04/18, 05/30/18	16,114	98,393	0	0.00	0.0
Severstal PAO GDR	05/04/18, 05/30/18	2,862	45,107	0	0.00	0.0
Surgutneftegas PJSC ADR	05/04/18, 05/30/18	10,541	48,211	0	0.00	0.0
Tatneft PJSC ADR	05/04/18, 05/30/18	2,926	185,200	0	0.00	0.0
VK IPJSC	09/30/21	1,364	28,193	0	0.00	0.0
X5 Retail Group NV GDR	01/28/21	1,555	56,407	0	0.00	0.0
Preferred Stocks
TVS Motor Co., Ltd.	08/25/25	11,692	0	1,271	0.11	0.0
				$4,990		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of January 31, 2026.
(4)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
CPO—Certification de Participations Ordinario
GDR—Global Depositary Receipt
NVDR—Non-Voting Depositary Receipt
QSC—Qatar Shareholding Company

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
11	Long	MSCI Emerging Markets Index	March 2026	$831,259	$836,440	$5,181
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Semiconductors	23.2%
Banks	15.1
Internet	12.0
Diversified Financial Services	4.2
Mining	3.9
Oil & Gas	3.7
Telecommunications	3.5
Insurance	2.6

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Industry Allocation*(continued)
Auto Manufacturers	2.5%
Computers	2.3
Electronics	2.0
Electric	1.7
Pharmaceuticals	1.6
Retail	1.4
Software	1.4
Chemicals	1.3
Iron/Steel	1.2
Beverages	1.2
Real Estate	1.1
Food	1.1
Auto Parts & Equipment	1.0
Engineering & Construction	1.0
Aerospace/Defense	1.0
Electrical Components & Equipment	0.9
Healthcare-Services	0.9
Miscellaneous Manufacturing	0.8
Commercial Services	0.6
Machinery-Construction & Mining	0.6
Building Materials	0.6
Biotechnology	0.5
Transportation	0.5
Investment Companies	0.5
Shipbuilding	0.4
Coal	0.4
Home Furnishings	0.4
Short-Term Investments	0.4
Leisure Time	0.4
Machinery-Diversified	0.3
Holding Companies-Diversified	0.3
Agriculture	0.2
Airlines	0.2
Distribution/Wholesale	0.2
Household Products/Wares	0.2
Lodging	0.2
Gas	0.2
Apparel	0.2
Cosmetics/Personal Care	0.1
Water	0.1
Energy-Alternate Sources	0.1
Pipelines	0.1
Entertainment	0.1
REITS	0.1
Forest Products & Paper	0.1
100.6%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
British Virgin Islands	$—	$—	$0	$0
Egypt	—	97,125	—	97,125
India	16,350,435	—	3,719	16,354,154
Kuwait	—	754,749	—	754,749
Netherlands	117,743	—	0	117,743
Qatar	—	791,323	—	791,323
Russia	—	—	0	0
Saudi Arabia	—	3,562,940	—	3,562,940
Other Countries	100,293,390	—	—	100,293,390
Preferred Stocks	—	—	1,271	1,271
Short-Term Investments	446,852	—	—	446,852
Total Investments at Value	$117,208,420	$5,206,137	$4,990	$122,419,547
Other Financial Instruments:†
Futures Contracts	$5,181	$—	$—	$5,181
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 96.2%
Advertising — 0.2%
Omnicom Group, Inc.
3.38%, 03/01/2041	$ 3,440,000	$ 2,589,631
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/2029*	475,000	463,636
4.63%, 03/15/2030*	300,000	292,938
5.00%, 08/15/2027*	175,000	174,964
7.38%, 02/15/2031*	25,000	26,329
		3,547,498
Aerospace/Defense — 1.1%
Boeing Co.
2.95%, 02/01/2030	1,950,000	1,850,598
3.95%, 08/01/2059	2,670,000	1,891,057
5.81%, 05/01/2050	2,570,000	2,538,279
6.53%, 05/01/2034	4,335,000	4,795,574
6.86%, 05/01/2054	1,380,000	1,556,075
Goat Holdco LLC
6.75%, 02/01/2032*	400,000	410,809
TransDigm, Inc.
4.63%, 01/15/2029	175,000	173,942
6.25%, 01/31/2034*	100,000	103,347
6.38%, 03/01/2029*	375,000	385,622
6.38%, 05/31/2033*	150,000	152,702
6.63%, 03/01/2032*	300,000	310,192
6.75%, 08/15/2028*	100,000	101,683
6.75%, 01/31/2034*	200,000	207,003
6.88%, 12/15/2030*	1,700,000	1,770,695
		16,247,578
Agriculture — 1.0%
BAT Capital Corp.
3.56%, 08/15/2027	4,270,000	4,242,839
4.54%, 08/15/2047	5,625,000	4,671,663
Philip Morris International, Inc.
4.63%, 10/29/2035	7,000,000	6,836,206
		15,750,708
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.
5.50%, 04/20/2026*	25,000	25,018
United Airlines Holdings, Inc.
5.38%, 03/01/2031	175,000	176,738
		201,756
Apparel — 0.2%
Beach Acquisition Bidco LLC
10.00%, 07/15/2033*(1)	1,208,102	1,329,323
Champ Acquisition Corp.
8.38%, 12/01/2031*	575,000	613,073
Kontoor Brands, Inc.
4.13%, 11/15/2029*	400,000	379,432
William Carter Co.
7.38%, 02/15/2031*	675,000	697,822
		3,019,650
Auto Manufacturers — 1.9%
Daimler Truck Finance North America LLC
2.00%, 12/14/2026*	3,030,000	2,983,508
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	750,000	713,434
4.13%, 08/17/2027	200,000	199,026
6.13%, 03/08/2034	3,880,000	3,968,600
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
General Motors Co.
5.20%, 04/01/2045	$ 3,750,000	$ 3,388,868
6.60%, 04/01/2036	5,240,000	5,708,027
Hyundai Capital America
5.10%, 06/24/2030*	3,325,000	3,405,759
JB Poindexter & Co., Inc.
8.75%, 12/15/2031*	675,000	701,197
Stellantis Finance US, Inc.
1.71%, 01/29/2027*	3,000,000	2,928,320
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027*	5,000,000	4,779,550
		28,776,289
Auto Parts & Equipment — 0.3%
Adient Global Holdings, Ltd.
7.00%, 04/15/2028*	100,000	102,274
7.50%, 02/15/2033*	125,000	129,793
8.25%, 04/15/2031*	275,000	288,139
Clarios Global LP/Clarios US Finance Co.
6.75%, 05/15/2028*	275,000	281,381
6.75%, 02/15/2030*	625,000	653,832
6.75%, 09/15/2032*	1,000,000	1,035,030
Dornoch Debt Merger Sub, Inc.
6.63%, 10/15/2029*	475,000	422,965
Forvia SE
6.75%, 09/15/2033*	675,000	692,105
IHO Verwaltungs GmbH
6.38%, 05/15/2029*(1)	200,000	202,388
8.00%, 11/15/2032*(1)	775,000	825,933
Qnity Electronics, Inc.
5.75%, 08/15/2032*	100,000	101,871
6.25%, 08/15/2033*	125,000	129,012
		4,864,723
Banks — 18.7%
Bank of America Corp.
2.59%, 04/29/2031	2,325,000	2,168,522
2.69%, 04/22/2032	5,600,000	5,138,747
2.88%, 10/22/2030	4,000,000	3,814,301
2.97%, 02/04/2033	3,600,000	3,292,443
3.71%, 04/24/2028	2,975,000	2,962,730
3.82%, 01/20/2028	3,170,000	3,165,519
4.18%, 11/25/2027	2,760,000	2,763,578
4.38%, 04/27/2028	6,360,000	6,389,160
4.57%, 04/27/2033	3,150,000	3,135,439
5.46%, 05/09/2036	4,900,000	5,068,942
5.51%, 01/24/2036	9,000,000	9,342,769
Bank of New York Mellon Corp.
3.99%, 06/13/2028	9,420,000	9,430,247
Citigroup, Inc.
2.56%, 05/01/2032	5,625,000	5,102,425
2.98%, 11/05/2030	1,390,000	1,324,750
3.06%, 01/25/2033	3,010,000	2,756,076
3.40%, 05/01/2026	3,340,000	3,336,934
3.52%, 10/27/2028	6,250,000	6,198,206
4.13%, 07/25/2028	1,340,000	1,341,450
4.30%, 11/20/2026	3,100,000	3,108,280
4.91%, 05/24/2033	3,880,000	3,920,649
5.17%, 02/13/2030	5,385,000	5,533,094
5.17%, 09/11/2036	6,780,000	6,808,820
6.02%, 01/24/2036	5,245,000	5,467,932
Citizens Financial Group, Inc.
5.72%, 07/23/2032	2,175,000	2,278,009

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Comerica, Inc.
3.80%, 07/22/2026	$ 2,330,000	$ 2,320,141
5.98%, 01/30/2030	935,000	977,375
Goldman Sachs Capital I
6.35%, 02/15/2034	2,500,000	2,665,685
Goldman Sachs Group, Inc.
2.62%, 04/22/2032	5,700,000	5,191,348
3.10%, 02/24/2033	4,225,000	3,882,323
3.81%, 04/23/2029	3,800,000	3,777,224
4.22%, 05/01/2029	3,125,000	3,132,409
4.39%, 06/15/2027	9,825,000	9,837,176
5.02%, 10/23/2035	5,000,000	5,004,002
5.15%, 05/22/2045	3,000,000	2,810,615
5.73%, 04/25/2030	2,555,000	2,667,698
Huntington National Bank
4.55%, 05/17/2028	3,150,000	3,168,712
JPMorgan Chase & Co.
2.58%, 04/22/2032	5,700,000	5,203,489
2.95%, 02/24/2028	2,310,000	2,285,308
2.96%, 01/25/2033	3,500,000	3,209,810
4.32%, 04/26/2028	6,500,000	6,525,812
4.57%, 06/14/2030	8,570,000	8,673,885
4.81%, 10/22/2036	2,750,000	2,710,911
5.14%, 01/24/2031	1,845,000	1,903,658
5.35%, 06/01/2034	4,630,000	4,788,623
5.50%, 01/24/2036	5,000,000	5,200,296
5.58%, 04/22/2030	3,330,000	3,469,454
8.00%, 04/29/2027	460,000	483,102
KeyCorp
5.31%, 01/28/2037	3,325,000	3,328,791
Morgan Stanley
1.59%, 05/04/2027	4,115,000	4,089,166
1.93%, 04/28/2032	5,000,000	4,395,158
3.77%, 01/24/2029	2,000,000	1,989,007
3.95%, 04/23/2027	8,250,000	8,248,542
4.46%, 04/22/2039	3,125,000	2,930,526
4.89%, 10/22/2036	895,000	881,060
5.16%, 04/20/2029	6,500,000	6,642,819
5.47%, 01/18/2035	4,985,000	5,156,759
5.66%, 04/18/2030	2,595,000	2,702,243
5.66%, 04/17/2036	3,190,000	3,332,555
5.83%, 04/19/2035	3,010,000	3,183,837
PNC Financial Services Group, Inc.
4.63%, 06/06/2033	4,700,000	4,659,391
State Street Corp.
4.42%, 05/13/2033	3,150,000	3,136,251
Truist Bank
3.80%, 10/30/2026	3,000,000	2,998,818
Truist Financial Corp.
4.12%, 06/06/2028	3,850,000	3,860,221
US Bancorp
5.10%, 07/23/2030	2,185,000	2,250,444
Wells Fargo & Co.
3.35%, 03/02/2033	5,750,000	5,361,495
3.53%, 03/24/2028	5,600,000	5,570,473
4.30%, 07/22/2027	4,800,000	4,823,595
4.90%, 11/17/2045	2,330,000	2,104,742
5.15%, 04/23/2031	3,600,000	3,706,957
5.24%, 01/24/2031	3,845,000	3,972,499
		283,063,427
Security Description	Shares or Principal Amount	Value

Beverages — 2.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046	$ 3,270,000	$ 3,017,436
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 04/15/2048	2,920,000	2,590,111
Bacardi, Ltd.
2.75%, 07/15/2026*	1,340,000	1,330,877
Coca-Cola Co.
1.00%, 03/15/2028	10,700,000	10,125,870
Coca-Cola Europacific Partners PLC
1.50%, 01/15/2027*	2,250,000	2,197,054
Coca-Cola Femsa SAB de CV
2.75%, 01/22/2030	4,805,000	4,538,148
Constellation Brands, Inc.
3.75%, 05/01/2050	385,000	283,982
4.35%, 05/09/2027	3,150,000	3,162,190
4.65%, 11/15/2028	5,335,000	5,405,973
5.25%, 11/15/2048	2,250,000	2,086,165
Keurig Dr Pepper, Inc.
4.99%, 05/25/2038	1,340,000	1,285,614
PepsiCo., Inc.
1.95%, 10/21/2031	5,000,000	4,443,314
		40,466,734
Biotechnology — 1.1%
Amgen, Inc.
2.20%, 02/21/2027	5,060,000	4,974,454
5.25%, 03/02/2033	3,680,000	3,808,232
5.65%, 03/02/2053	3,630,000	3,573,070
Genmab A/S/Genmab Finance LLC
7.25%, 12/15/2033*	225,000	238,131
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	1,185,000	1,059,979
2.80%, 09/15/2050	3,920,000	2,401,998
		16,055,864
Building Materials — 0.9%
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028*	100,000	77,735
Carrier Global Corp.
2.70%, 02/15/2031	3,110,000	2,884,324
2.72%, 02/15/2030	1,265,000	1,192,413
CP Atlas Buyer, Inc.
9.75%, 07/15/2030*	400,000	416,052
12.75%, 01/15/2031*(1)	410,669	378,372
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.
6.63%, 12/15/2030*	750,000	776,308
6.75%, 07/15/2031*	275,000	288,519
Lennox International, Inc.
1.70%, 08/01/2027	3,370,000	3,258,928
Masterbrand, Inc.
7.00%, 07/15/2032*	650,000	674,067
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
6.75%, 04/01/2032*	350,000	359,472
MIWD Holdco II LLC/MIWD Finance Corp.
5.50%, 02/01/2030*	550,000	534,319
Quikrete Holdings, Inc.
6.38%, 03/01/2032*	600,000	622,255
6.75%, 03/01/2033*	350,000	363,604
Standard Building Solutions, Inc.
6.25%, 08/01/2033*	500,000	511,078
6.50%, 08/15/2032*	525,000	541,347

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Building Materials (continued)
Standard Industries, Inc.
4.75%, 01/15/2028*	$ 500,000	$ 497,386
		13,376,179
Chemicals — 0.5%
Axalta Coating Systems Dutch Holding B BV
7.25%, 02/15/2031*	250,000	263,114
Axalta Coating Systems LLC
3.38%, 02/15/2029*	475,000	457,185
Celanese US Holdings LLC
6.50%, 04/15/2030	600,000	610,447
6.75%, 04/15/2033	500,000	506,472
7.00%, 02/15/2031	275,000	281,290
Element Solutions, Inc.
3.88%, 09/01/2028*	675,000	657,887
H.B. Fuller Co.
4.25%, 10/15/2028	575,000	565,767
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.
9.00%, 07/01/2028*	136,000	136,007
Inversion Escrow Issuer LLC
6.75%, 08/01/2032*	675,000	668,585
Olympus Water US Holding Corp.
4.25%, 10/01/2028*	200,000	194,391
6.25%, 10/01/2029*	600,000	587,112
7.25%, 06/15/2031*	175,000	179,383
7.25%, 02/15/2033*	525,000	522,957
SNF Group SACA
3.38%, 03/15/2030*	425,000	399,631
Solstice Advanced Materials, Inc.
5.63%, 09/30/2033*	225,000	226,189
WR Grace Holdings LLC
5.63%, 08/15/2029*	400,000	382,272
6.63%, 08/15/2032*	425,000	422,652
7.00%, 08/01/2033*	100,000	100,125
7.38%, 03/01/2031*	125,000	127,593
		7,289,059
Commercial Services — 2.7%
Allied Universal Holdco LLC
7.88%, 02/15/2031*	650,000	684,075
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/2029*	800,000	793,204
6.88%, 06/15/2030*	125,000	129,813
Ashtead Capital, Inc.
2.45%, 08/12/2031*	3,750,000	3,350,659
Belron UK Finance PLC
5.75%, 10/15/2029*	775,000	789,757
Brink's Co.
6.50%, 06/15/2029*	325,000	335,290
6.75%, 06/15/2032*	600,000	624,548
Cintas Corp. No. 2
3.70%, 04/01/2027	3,140,000	3,133,265
4.00%, 05/01/2032	3,375,000	3,305,160
Clarivate Science Holdings Corp.
4.88%, 07/01/2029*	1,075,000	924,032
Equifax, Inc.
3.25%, 06/01/2026	3,425,000	3,412,444
ERAC USA Finance LLC
4.50%, 02/15/2045*	750,000	653,091
5.63%, 03/15/2042*	4,090,000	4,144,616
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Garda World Security Corp.
6.00%, 06/01/2029*	$ 450,000	$ 442,796
6.50%, 01/15/2031*	150,000	153,759
7.75%, 02/15/2028*	225,000	229,784
8.25%, 08/01/2032*	100,000	102,187
8.38%, 11/15/2032*	900,000	923,999
Global Payments, Inc.
4.45%, 06/01/2028	870,000	873,859
4.80%, 04/01/2026	695,000	695,716
5.55%, 11/15/2035	4,180,000	4,144,958
Herc Holdings, Inc.
6.00%, 03/15/2034*	250,000	251,267
7.00%, 06/15/2030*	225,000	236,152
7.25%, 06/15/2033*	150,000	158,747
Raven Acquisition Holdings LLC
6.88%, 11/15/2031*	700,000	701,488
S&P Global, Inc.
4.25%, 05/01/2029	5,415,000	5,444,478
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/2032*	125,000	127,524
United Rentals North America, Inc.
5.38%, 11/15/2033*	125,000	124,927
6.00%, 12/15/2029*	350,000	358,700
6.13%, 03/15/2034*	450,000	467,570
Verisk Analytics, Inc.
4.13%, 03/15/2029	160,000	159,985
5.50%, 06/15/2045	3,560,000	3,453,852
		41,331,702
Computers — 2.7%
Amentum Holdings, Inc.
7.25%, 08/01/2032*	625,000	658,639
Apple, Inc.
1.65%, 05/11/2030	7,320,000	6,656,516
1.65%, 02/08/2031	7,000,000	6,248,848
2.80%, 02/08/2061	8,615,000	4,967,385
CACI International, Inc.
6.38%, 06/15/2033*	150,000	155,631
Dell International LLC/EMC Corp.
8.35%, 07/15/2046	2,000,000	2,520,004
Fortinet, Inc.
1.00%, 03/15/2026	1,200,000	1,195,422
Fortress Intermediate 3, Inc.
7.50%, 06/01/2031*	1,000,000	1,018,635
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	7,000,000	6,893,169
Insight Enterprises, Inc.
6.63%, 05/15/2032*	675,000	690,995
Leidos Holdings, Inc.
5.95%, 12/01/2040	850,000	859,586
Leidos, Inc.
2.30%, 02/15/2031	5,595,000	5,042,414
McAfee Corp.
7.38%, 02/15/2030*	1,675,000	1,332,629
NCR Voyix Corp.
5.13%, 04/15/2029*	250,000	246,380
NCR Voyix Corp.
5.00%, 10/01/2028*	500,000	493,538
Science Applications International Corp.
4.88%, 04/01/2028*	525,000	523,671
5.88%, 11/01/2033*	50,000	50,394

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Computers (continued)
Seagate Data Storage Technology Pte, Ltd.
5.88%, 07/15/2030*	$ 100,000	$ 103,018
8.50%, 07/15/2031*	450,000	476,186
9.63%, 12/01/2032*	331,000	374,167
		40,507,227
Cosmetics/Personal Care — 0.5%
Edgewell Personal Care Co.
5.50%, 06/01/2028*	875,000	875,283
Opal Bidco SAS
6.50%, 03/31/2032*	250,000	255,106
Procter & Gamble Co.
4.35%, 11/03/2035	7,000,000	6,858,700
		7,989,089
Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/2029*	625,000	603,117
4.00%, 01/15/2028*	50,000	49,353
Gates Corp.
6.88%, 07/01/2029*	950,000	987,556
		1,640,026
Diversified Financial Services — 2.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.40%, 10/29/2033	2,500,000	2,250,911
4.63%, 10/15/2027	3,150,000	3,175,613
5.30%, 01/19/2034	1,500,000	1,526,502
Air Lease Corp.
3.63%, 12/01/2027	2,650,000	2,628,483
American Express Co.
4.05%, 05/03/2029	4,725,000	4,743,231
Cboe Global Markets, Inc.
3.65%, 01/12/2027	3,000,000	2,997,063
CrossCountry Intermediate HoldCo. LLC
6.50%, 10/01/2030*	1,075,000	1,091,114
6.75%, 12/01/2032*	400,000	403,289
FMR LLC
7.57%, 06/15/2029*	2,200,000	2,427,665
Jefferies Financial Group, Inc.
2.63%, 10/15/2031	3,150,000	2,804,212
4.85%, 01/15/2027	3,475,000	3,500,283
6.50%, 01/20/2043	1,170,000	1,206,443
Navient Corp.
5.50%, 03/15/2029	75,000	73,357
6.75%, 06/15/2026	175,000	175,802
Rocket Cos., Inc.
6.38%, 08/01/2033*	425,000	440,921
Rocket Mtg. LLC/Rocket Mtg. Co.-Issuer, Inc.
2.88%, 10/15/2026*	625,000	616,499
3.88%, 03/01/2031*	550,000	516,296
United Wholesale Mtg. LLC
5.50%, 04/15/2029*	100,000	98,800
5.75%, 06/15/2027*	525,000	525,423
UWM Holdings LLC
6.63%, 02/01/2030*	200,000	201,727
		31,403,634
Electric — 5.6%
AEP Texas, Inc.
4.70%, 05/15/2032	3,275,000	3,284,493
Security Description	Shares or Principal Amount	Value

Electric (continued)
Ameren Corp.
1.95%, 03/15/2027	$ 1,090,000	$ 1,066,416
3.65%, 02/15/2026	1,480,000	1,479,265
American Electric Power Co., Inc.
3.20%, 11/13/2027	3,125,000	3,084,707
Black Hills Corp.
2.50%, 06/15/2030	1,210,000	1,118,657
Calpine Corp.
5.13%, 03/15/2028*	250,000	249,876
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	1,145,000	1,195,471
Consolidated Edison Co. of New York, Inc.
4.63%, 12/01/2054	1,367,000	1,152,956
Constellation Energy Generation LLC
5.00%, 02/01/2031*	850,000	861,881
5.75%, 10/01/2041	500,000	510,595
Dominion Energy, Inc.
3.38%, 04/01/2030	6,350,000	6,130,580
Duke Energy Corp.
5.70%, 09/15/2055	6,700,000	6,518,895
Emera US Finance LP
3.55%, 06/15/2026	1,240,000	1,236,562
4.75%, 06/15/2046	1,880,000	1,607,793
Enel Finance International NV
2.50%, 07/12/2031*	5,000,000	4,501,101
4.88%, 06/14/2029*	980,000	1,010,103
Eversource Energy
3.35%, 03/15/2026	3,300,000	3,297,231
Exelon Corp.
4.10%, 03/15/2052	7,980,000	6,147,645
Fortis, Inc.
3.06%, 10/04/2026	3,220,000	3,197,879
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/2028	7,840,000	7,775,936
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/2027	7,575,000	7,538,492
4.63%, 07/15/2027	2,010,000	2,030,764
NRG Energy, Inc.
5.75%, 01/15/2028	525,000	525,299
5.75%, 01/15/2034*	75,000	75,497
6.00%, 01/15/2036*	475,000	479,958
Puget Energy, Inc.
2.38%, 06/15/2028	925,000	887,995
Sempra
3.70%, 04/01/2029	6,100,000	6,009,975
6.00%, 10/15/2039	1,170,000	1,210,759
Southern Power Co.
4.25%, 10/01/2030	1,350,000	1,346,546
TransAlta Corp.
5.88%, 02/01/2034	275,000	275,220
Virginia Electric & Power Co.
3.75%, 05/15/2027	3,275,000	3,268,973
Vistra Operations Co. LLC
5.63%, 02/15/2027*	800,000	800,570
6.88%, 04/15/2032*	150,000	157,611
7.75%, 10/15/2031*	200,000	211,624
VoltaGrid LLC
7.38%, 11/01/2030*	600,000	607,687
Xcel Energy, Inc.
4.60%, 06/01/2032	3,160,000	3,144,485
XPLR Infrastructure Operating Partners LP
4.50%, 09/15/2027*	325,000	322,045
7.25%, 01/15/2029*	475,000	490,145

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
7.75%, 04/15/2034*	$ 50,000	$ 50,967
8.38%, 01/15/2031*	125,000	131,302
8.63%, 03/15/2033*	175,000	183,596
		85,177,552
Electrical Components & Equipment — 0.2%
Energizer Holdings, Inc.
4.38%, 03/31/2029*	600,000	576,289
4.75%, 06/15/2028*	450,000	445,197
6.00%, 09/15/2033*	500,000	480,544
WESCO Distribution, Inc.
6.38%, 03/15/2029*	125,000	128,878
6.38%, 03/15/2033*	100,000	104,127
6.63%, 03/15/2032*	175,000	182,857
7.25%, 06/15/2028*	650,000	657,819
		2,575,711
Electronics — 2.3%
Allegion PLC
3.50%, 10/01/2029	3,900,000	3,805,221
Allegion US Holding Co., Inc.
3.55%, 10/01/2027	6,070,000	6,017,935
Coherent Corp.
5.00%, 12/15/2029*	800,000	796,692
Honeywell International, Inc.
1.10%, 03/01/2027	10,700,000	10,406,742
Hubbell, Inc.
2.30%, 03/15/2031	2,100,000	1,916,491
Keysight Technologies, Inc.
3.00%, 10/30/2029	1,425,000	1,364,900
Sensata Technologies BV
5.88%, 09/01/2030*	275,000	279,088
Sensata Technologies, Inc.
6.63%, 07/15/2032*	400,000	417,857
TTM Technologies, Inc.
4.00%, 03/01/2029*	650,000	631,395
Tyco Electronics Group SA
3.70%, 02/15/2026	9,297,000	9,294,852
		34,931,173
Energy-Alternate Sources — 0.1%
TerraForm Power Operating LLC
4.75%, 01/15/2030*	175,000	169,795
5.00%, 01/31/2028*	750,000	750,844
		920,639
Engineering & Construction — 0.0%
TopBuild Corp.
5.63%, 01/31/2034*	475,000	479,279
Entertainment — 0.5%
Caesars Entertainment, Inc.
4.63%, 10/15/2029*	650,000	624,235
6.00%, 10/15/2032*	250,000	243,215
6.50%, 02/15/2032*	250,000	255,631
7.00%, 02/15/2030*	200,000	206,524
Churchill Downs, Inc.
5.50%, 04/01/2027*	100,000	99,982
5.75%, 04/01/2030*	225,000	226,220
6.75%, 05/01/2031*	675,000	695,476
Light & Wonder International, Inc.
6.25%, 10/01/2033*	100,000	101,250
7.25%, 11/15/2029*	550,000	564,658
Security Description	Shares or Principal Amount	Value

Entertainment (continued)
7.50%, 09/01/2031*	$ 400,000	$ 418,578
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.88%, 05/01/2029*	1,050,000	1,031,460
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp.
6.25%, 10/15/2030*	325,000	329,926
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*	850,000	830,975
Six Flags Entertainment Corp.
7.25%, 05/15/2031*	400,000	394,748
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	750,000	526,875
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
6.25%, 03/15/2033*	150,000	152,824
7.13%, 02/15/2031*	375,000	404,035
		7,106,612
Environmental Control — 0.1%
Clean Harbors, Inc.
5.75%, 10/15/2033*	250,000	255,412
Madison IAQ LLC
5.88%, 06/30/2029*	1,475,000	1,473,166
		1,728,578
Food — 2.1%
Albertsons Cos., Inc.
5.63%, 03/31/2032*	325,000	324,671
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/2029*	475,000	455,888
5.50%, 03/31/2031*	125,000	125,221
5.75%, 03/31/2034*	475,000	467,150
5.88%, 02/15/2028*	200,000	200,059
6.25%, 03/15/2033*	75,000	76,583
6.50%, 02/15/2028*	150,000	152,402
Froneri Lux FinCo SARL
6.00%, 08/01/2032*	1,025,000	1,037,937
Grupo Bimbo SAB de CV
4.88%, 06/27/2044*	2,736,000	2,492,394
Kraft Heinz Foods Co.
4.38%, 06/01/2046	6,160,000	5,055,150
Kroger Co.
3.50%, 02/01/2026	3,150,000	3,150,000
4.45%, 02/01/2047	1,325,000	1,118,348
5.00%, 09/15/2034	3,135,000	3,137,853
6.90%, 04/15/2038	940,000	1,078,370
Performance Food Group, Inc.
4.25%, 08/01/2029*	375,000	367,182
5.50%, 10/15/2027*	575,000	575,312
6.13%, 09/15/2032*	50,000	51,353
Post Holdings, Inc.
6.25%, 02/15/2032*	325,000	333,712
6.38%, 03/01/2033*	100,000	100,767
Smithfield Foods, Inc.
2.63%, 09/13/2031*	3,230,000	2,859,102
3.00%, 10/15/2030*	4,220,000	3,879,420
Sysco Corp.
4.45%, 03/15/2048	5,175,000	4,401,054
US Foods, Inc.
4.75%, 02/15/2029*	700,000	697,197

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Food (continued)
5.75%, 04/15/2033*	$ 75,000	$ 76,297
6.88%, 09/15/2028*	225,000	232,058
		32,445,480
Gas — 0.5%
National Fuel Gas Co.
2.95%, 03/01/2031	2,580,000	2,360,901
5.95%, 03/15/2035	2,735,000	2,866,529
NiSource, Inc.
4.38%, 05/15/2047	935,000	775,160
Southern Co. Gas Capital Corp.
3.95%, 10/01/2046	2,370,000	1,847,111
		7,849,701
Healthcare-Products — 2.2%
180 Medical, Inc.
5.30%, 10/08/2035*	3,415,000	3,383,755
Abbott Laboratories
1.40%, 06/30/2030	3,075,000	2,753,080
Agilent Technologies, Inc.
3.05%, 09/22/2026	3,330,000	3,311,717
Alcon Finance Corp.
2.60%, 05/27/2030*	2,585,000	2,409,294
3.00%, 09/23/2029*	2,245,000	2,155,362
Avantor Funding, Inc.
4.63%, 07/15/2028*	375,000	372,114
Danaher Corp.
2.60%, 10/01/2050	6,855,000	4,184,326
2.80%, 12/10/2051	3,475,000	2,199,626
DH Europe Finance II SARL
2.60%, 11/15/2029	1,665,000	1,582,479
3.40%, 11/15/2049	4,180,000	3,008,414
Insulet Corp.
6.50%, 04/01/2033*	625,000	650,440
Medline Borrower LP
5.25%, 10/01/2029*	1,750,000	1,753,024
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.25%, 04/01/2029*	525,000	541,858
Revvity, Inc.
1.90%, 09/15/2028	2,675,000	2,525,659
3.30%, 09/15/2029	2,525,000	2,438,102
		33,269,250
Healthcare-Services — 2.1%
AHP Health Partners, Inc.
5.75%, 07/15/2029*	575,000	560,599
CHS/Community Health Systems, Inc.
6.00%, 01/15/2029*	225,000	224,393
6.13%, 04/01/2030*	150,000	123,444
6.88%, 04/15/2029*	325,000	298,854
9.75%, 01/15/2034*	400,000	417,033
Concentra Health Services, Inc.
6.88%, 07/15/2032*	775,000	811,429
Elevance Health, Inc.
1.50%, 03/15/2026	5,250,000	5,234,850
4.55%, 05/15/2052	3,155,000	2,596,058
5.85%, 01/15/2036	760,000	801,035
HCA, Inc.
5.45%, 09/15/2034	6,800,000	6,979,614
HealthEquity, Inc.
4.50%, 10/01/2029*	700,000	682,330
IQVIA, Inc.
6.25%, 06/01/2032*	275,000	285,711
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
6.50%, 05/15/2030*	$ 550,000	$ 569,731
Molina Healthcare, Inc.
6.25%, 01/15/2033*	650,000	654,586
Select Medical Corp.
6.25%, 12/01/2032*	775,000	752,125
Tenet Healthcare Corp.
4.25%, 06/01/2029	50,000	49,136
5.13%, 11/01/2027	325,000	325,089
5.50%, 11/15/2032*	275,000	277,831
6.00%, 11/15/2033*	100,000	102,903
6.13%, 10/01/2028	367,000	367,376
6.75%, 05/15/2031	300,000	311,596
UnitedHealth Group, Inc.
2.30%, 05/15/2031	5,000,000	4,508,746
3.88%, 08/15/2059	3,000,000	2,142,283
4.75%, 05/15/2052	3,100,000	2,663,292
		31,740,044
Holding Companies-Diversified — 0.0%
Stena International SA
7.25%, 01/15/2031*	350,000	359,598
Home Builders — 0.0%
Installed Building Products, Inc.
5.63%, 02/01/2034*	100,000	100,575
Home Furnishings — 0.1%
Whirlpool Corp.
6.13%, 06/15/2030	300,000	300,782
6.50%, 06/15/2033	450,000	444,056
		744,838
Insurance — 2.4%
Acrisure LLC/Acrisure Finance, Inc.
6.75%, 07/01/2032*	125,000	128,150
7.50%, 11/06/2030*	450,000	465,881
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
5.88%, 11/01/2029*	250,000	249,209
6.75%, 10/15/2027*	400,000	401,131
7.00%, 01/15/2031*	625,000	647,973
7.38%, 10/01/2032*	450,000	465,848
AmWINS Group, Inc.
4.88%, 06/30/2029*	1,025,000	1,011,309
6.38%, 02/15/2029*	350,000	359,129
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc.
7.50%, 07/15/2033*	925,000	943,102
Ardonagh Finco, Ltd.
7.75%, 02/15/2031*	450,000	465,200
Ardonagh Group Finance, Ltd.
8.88%, 02/15/2032*	2,100,000	2,165,558
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 05/15/2031*	1,075,000	1,105,448
BroadStreet Partners, Inc.
5.88%, 04/15/2029*	1,450,000	1,446,574
Hartford Insurance Group, Inc.
6.63%, 04/15/2042	2,255,000	2,463,988
HUB International, Ltd.
5.63%, 12/01/2029*	1,350,000	1,348,585
7.25%, 06/15/2030*	525,000	547,761
7.38%, 01/31/2032*	1,050,000	1,099,881
Jones Deslauriers Insurance Management, Inc.
6.88%, 10/01/2033*	1,075,000	1,047,838

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
8.50%, 03/15/2030*	$ 300,000	$ 313,678
Lincoln National Corp.
7.00%, 06/15/2040	1,425,000	1,594,923
Massachusetts Mutual Life Insurance Co.
8.88%, 06/01/2039*	1,008,000	1,321,863
MBIA, Inc.
6.63%, 10/01/2028	250,000	249,062
MetLife, Inc.
10.75%, 08/01/2069	900,000	1,199,853
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039*	2,870,000	3,823,661
New York Life Insurance Co.
6.75%, 11/15/2039*	420,000	477,107
Pacific LifeCorp
6.60%, 09/15/2033*	2,700,000	3,003,883
Panther Escrow Issuer LLC
7.13%, 06/01/2031*	1,425,000	1,467,645
Penn Mutual Life Insurance Co.
7.63%, 06/15/2040*	875,000	1,016,332
Prudential Financial, Inc.
6.20%, 11/15/2040	850,000	896,196
6.63%, 12/01/2037	2,130,000	2,412,367
Ryan Specialty LLC
4.38%, 02/01/2030*	175,000	170,490
5.88%, 08/01/2032*	575,000	584,553
USF&G Capital III
8.31%, 07/01/2046*	250,000	259,959
USI, Inc.
7.50%, 01/15/2032*	1,325,000	1,387,103
		36,541,240
Internet — 3.1%
Alphabet, Inc.
2.25%, 08/15/2060	6,000,000	3,058,283
5.25%, 05/15/2055	3,500,000	3,334,702
Amazon.com, Inc.
2.70%, 06/03/2060	8,580,000	4,827,747
3.30%, 04/13/2027	3,365,000	3,352,014
3.60%, 04/13/2032	6,450,000	6,239,966
AppLovin Corp.
5.50%, 12/01/2034	2,050,000	2,098,786
5.95%, 12/01/2054	2,100,000	2,076,930
Cars.com, Inc.
6.38%, 11/01/2028*	400,000	399,094
Expedia Group, Inc.
3.25%, 02/15/2030	3,800,000	3,648,504
Gen Digital, Inc.
6.25%, 04/01/2033*	600,000	602,891
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	425,000	424,464
Match Group Holdings II LLC
4.63%, 06/01/2028*	700,000	693,321
5.00%, 12/15/2027*	175,000	174,966
6.13%, 09/15/2033*	225,000	225,835
Meta Platforms, Inc.
4.88%, 11/15/2035	2,200,000	2,176,116
5.40%, 08/15/2054	10,000,000	9,215,952
Millennium Escrow Corp.
6.63%, 08/01/2026*	100,000	97,685
Netflix, Inc.
4.88%, 04/15/2028	3,050,000	3,113,309
Security Description	Shares or Principal Amount	Value

Internet (continued)
VeriSign, Inc.
2.70%, 06/15/2031	$ 1,220,000	$ 1,110,030
ZipRecruiter, Inc.
5.00%, 01/15/2030*	200,000	138,774
		47,009,369
Iron/Steel — 0.1%
Carpenter Technology Corp.
5.63%, 03/01/2034*	150,000	152,216
Cleveland-Cliffs, Inc.
4.88%, 03/01/2031*	400,000	383,529
6.75%, 04/15/2030*	550,000	562,396
7.00%, 03/15/2032*	150,000	153,935
7.50%, 09/15/2031*	75,000	79,145
7.63%, 01/15/2034*	325,000	340,381
		1,671,602
Leisure Time — 0.3%
Acushnet Co.
5.63%, 12/01/2033*	175,000	176,645
Carnival Corp.
5.13%, 05/01/2029*	400,000	404,688
5.75%, 03/15/2030*	75,000	77,232
5.75%, 08/01/2032*	200,000	205,405
5.88%, 06/15/2031*	250,000	258,418
6.13%, 02/15/2033*	75,000	77,153
7.00%, 08/15/2029*	50,000	52,325
NCL Corp., Ltd.
5.88%, 01/15/2031*	75,000	75,205
6.25%, 03/01/2030*	275,000	281,067
6.25%, 09/15/2033*	100,000	100,553
6.75%, 02/01/2032*	200,000	204,961
7.75%, 02/15/2029*	50,000	53,435
NCL Finance, Ltd.
6.13%, 03/15/2028*	125,000	128,489
Patrick Industries, Inc.
6.38%, 11/01/2032*	900,000	921,129
Royal Caribbean Cruises, Ltd.
5.38%, 07/15/2027*	225,000	226,723
5.50%, 08/31/2026*	300,000	300,316
5.63%, 09/30/2031*	50,000	51,401
6.00%, 02/01/2033*	300,000	309,243
6.25%, 03/15/2032*	325,000	337,019
		4,241,407
Lodging — 0.3%
Boyd Gaming Corp.
4.75%, 12/01/2027	300,000	299,886
4.75%, 06/15/2031*	375,000	365,296
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/2032*	275,000	254,581
5.50%, 03/31/2034*	175,000	175,844
5.75%, 09/15/2033*	300,000	305,625
5.88%, 03/15/2033*	125,000	128,265
MGM Resorts International
6.13%, 09/15/2029	325,000	332,412
6.50%, 04/15/2032	575,000	588,633
Station Casinos LLC
4.50%, 02/15/2028*	750,000	746,575
6.63%, 03/15/2032*	350,000	357,991
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/2028*	575,000	568,375
		4,123,483

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Machinery-Construction & Mining — 0.3%
Weir Group PLC
2.20%, 05/13/2026*	$ 3,865,000	$ 3,837,552
Machinery-Diversified — 0.8%
CNH Industrial Capital LLC
4.38%, 03/07/2031	6,000,000	5,950,006
John Deere Capital Corp.
3.90%, 06/07/2032	4,700,000	4,606,565
LSF12 Helix Parent LLC
7.13%, 02/01/2033*	275,000	275,807
SPX FLOW, Inc.
8.75%, 04/01/2030*	975,000	1,001,759
		11,834,137
Media — 3.1%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031*	925,000	846,879
4.25%, 01/15/2034*	350,000	295,642
4.50%, 06/01/2033*	250,000	218,742
4.75%, 03/01/2030*	825,000	788,123
5.00%, 02/01/2028*	600,000	596,697
5.38%, 06/01/2029*	775,000	766,401
5.50%, 05/01/2026*	350,000	350,000
7.00%, 02/01/2033*	675,000	681,519
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/2031	3,000,000	2,704,338
3.90%, 06/01/2052	3,400,000	2,220,132
6.48%, 10/23/2045	2,365,000	2,225,889
Comcast Corp.
2.65%, 02/01/2030	8,020,000	7,563,575
3.30%, 02/01/2027	4,690,000	4,669,676
4.00%, 11/01/2049	3,554,000	2,629,030
Cox Communications, Inc.
3.35%, 09/15/2026*	3,125,000	3,110,645
CSC Holdings LLC
3.38%, 02/15/2031*	500,000	298,026
6.50%, 02/01/2029*	475,000	304,141
Gray Media, Inc.
5.38%, 11/15/2031*	175,000	129,924
Grupo Televisa SAB
5.00%, 05/13/2045	835,000	581,930
NBCUniversal Media LLC
5.95%, 04/01/2041	2,000,000	2,038,985
Paramount Global
4.90%, 08/15/2044	2,550,000	1,816,674
4.95%, 05/19/2050	940,000	659,447
Sinclair Television Group, Inc.
5.50%, 03/01/2030*	275,000	242,380
Sirius XM Radio, Inc.
3.88%, 09/01/2031*	350,000	319,674
4.13%, 07/01/2030*	250,000	235,755
5.00%, 08/01/2027*	325,000	324,435
5.50%, 07/01/2029*	350,000	351,567
Sunrise FinCo I BV
4.88%, 07/15/2031*	1,100,000	1,053,602
Telenet Finance Luxembourg Notes Sarl
5.50%, 03/01/2028*	750,000	747,545
Time Warner Cable LLC
4.50%, 09/15/2042	1,000,000	771,143
5.50%, 09/01/2041	3,910,000	3,429,185
6.75%, 06/15/2039	690,000	693,281
Security Description	Shares or Principal Amount	Value

Media (continued)
Univision Communications, Inc.
7.38%, 06/30/2030*	$ 350,000	$ 354,586
8.00%, 08/15/2028*	650,000	670,798
9.38%, 08/01/2032*	100,000	107,666
Virgin Media Finance PLC
5.00%, 07/15/2030*	575,000	502,418
Virgin Media Secured Finance PLC
4.50%, 08/15/2030*	475,000	438,810
5.50%, 05/15/2029*	475,000	468,498
Ziggo Bond Co. BV
5.13%, 02/28/2030*	450,000	395,347
Ziggo BV
4.88%, 01/15/2030*	450,000	424,829
		47,027,934
Metal Fabricate/Hardware — 0.5%
Valmont Industries, Inc.
5.00%, 10/01/2044	500,000	459,516
5.25%, 10/01/2054	3,815,000	3,562,819
Worthington Enterprises, Inc.
4.30%, 08/01/2032	3,805,000	3,414,535
		7,436,870
Mining — 0.4%
Coeur Mining, Inc.
5.13%, 02/15/2029*	575,000	574,173
Glencore Funding LLC
2.63%, 09/23/2031*	4,000,000	3,623,312
2.85%, 04/27/2031*	2,790,000	2,583,805
		6,781,290
Miscellaneous Manufacturing — 0.6%
Enpro, Inc.
6.13%, 06/01/2033*	100,000	102,827
Entegris, Inc.
4.75%, 04/15/2029*	250,000	249,811
5.95%, 06/15/2030*	800,000	816,313
Maxam Prill SARL
7.75%, 07/15/2030*	725,000	755,349
Teledyne Technologies, Inc.
1.60%, 04/01/2026	5,750,000	5,726,882
Textron, Inc.
3.90%, 09/17/2029	1,215,000	1,201,668
		8,852,850
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/2026	1,510,000	1,492,449
Zebra Technologies Corp.
6.50%, 06/01/2032*	250,000	257,509
		1,749,958
Oil & Gas — 3.2%
Aethon United BR LP/Aethon United Finance Corp.
7.50%, 10/01/2029*	725,000	762,915
Antero Resources Corp.
5.38%, 03/01/2030*	225,000	228,198
APA Corp.
6.10%, 02/15/2035	595,000	613,368
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/2029*	475,000	478,221
6.63%, 10/15/2032*	150,000	155,456
6.63%, 07/15/2033*	100,000	103,549

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
BP Capital Markets America, Inc.
1.75%, 08/10/2030	$ 1,485,000	$ 1,335,535
2.94%, 06/04/2051	5,325,000	3,407,388
Cenovus Energy, Inc.
3.75%, 02/15/2052	3,780,000	2,678,608
4.40%, 04/15/2029	2,460,000	2,463,690
Chevron USA, Inc.
1.02%, 08/12/2027	7,370,000	7,082,940
Chord Energy Corp.
6.00%, 10/01/2030*	250,000	254,875
Civitas Resources, Inc.
8.38%, 07/01/2028*	450,000	463,184
8.75%, 07/01/2031*	50,000	52,518
CNPC HK Overseas Capital, Ltd.
5.95%, 04/28/2041*	1,550,000	1,711,463
CNX Resources Corp.
7.25%, 03/01/2032*	250,000	261,556
Comstock Resources, Inc.
6.75%, 03/01/2029*	425,000	427,710
6.75%, 03/01/2029*	500,000	500,620
Coterra Energy, Inc.
5.60%, 03/15/2034	4,630,000	4,787,261
DBR Land Holdings LLC
6.25%, 12/01/2030*	200,000	204,876
Diamondback Energy, Inc.
5.55%, 04/01/2035	2,160,000	2,223,452
5.75%, 04/18/2054	2,120,000	2,025,457
EQT Corp.
6.38%, 04/01/2029	150,000	155,224
7.50%, 06/01/2030	150,000	165,094
Hess Corp.
5.60%, 02/15/2041	4,221,000	4,366,983
HF Sinclair Corp.
5.00%, 02/01/2028	350,000	349,942
Marathon Petroleum Corp.
4.50%, 04/01/2048	1,725,000	1,385,448
6.50%, 03/01/2041	730,000	780,590
Matador Resources Co.
6.25%, 04/15/2033*	125,000	125,981
6.50%, 04/15/2032*	350,000	356,387
Nabors Industries, Inc.
7.63%, 11/15/2032*	325,000	331,079
8.88%, 08/15/2031*	125,000	127,103
9.13%, 01/31/2030*	300,000	316,809
Permian Resources Operating LLC
6.25%, 02/01/2033*	225,000	231,784
Precision Drilling Corp.
6.88%, 01/15/2029*	75,000	75,851
SM Energy Co.
6.75%, 09/15/2026	550,000	550,856
6.75%, 08/01/2029*	150,000	151,707
8.63%, 11/01/2030*	50,000	52,881
9.63%, 06/15/2033*	300,000	328,106
TGNR Intermediate Holdings LLC
5.50%, 10/15/2029*	800,000	791,645
Valero Energy Corp.
3.65%, 12/01/2051	2,925,000	2,027,906
4.00%, 04/01/2029	1,535,000	1,525,919
4.90%, 03/15/2045	1,000,000	896,400
7.50%, 04/15/2032	1,540,000	1,769,332
		49,085,867
Security Description	Shares or Principal Amount	Value

Oil & Gas Services — 0.2%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028*	$ 400,000	$ 401,007
Archrock Services LP/Archrock Partners Finance Corp.
6.00%, 02/01/2034*	300,000	299,774
Kodiak Gas Services LLC
6.50%, 10/01/2033*	125,000	128,035
6.75%, 10/01/2035*	75,000	77,496
7.25%, 02/15/2029*	700,000	726,050
USA Compression Partners LP/USA Compression Finance Corp.
6.25%, 10/01/2033*	425,000	430,524
WBI Operating LLC
6.25%, 10/15/2030*	250,000	251,875
6.50%, 10/15/2033*	425,000	429,016
		2,743,777
Packaging & Containers — 0.5%
Ardagh Group SA
9.50%, 12/01/2030*	261,000	282,030
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
4.00%, 09/01/2029*	975,000	926,155
6.25%, 01/30/2031*	200,000	205,534
Ball Corp.
6.00%, 06/15/2029	400,000	411,847
Clearwater Paper Corp.
4.75%, 08/15/2028*	700,000	661,821
Clydesdale Acquisition Holdings, Inc.
6.75%, 04/15/2032*	375,000	377,927
8.75%, 04/15/2030*	375,000	375,269
Crown Americas LLC
5.88%, 06/01/2033*	675,000	690,406
Graphic Packaging International LLC
4.75%, 07/15/2027*	425,000	424,290
Mauser Packaging Solutions
7.88%, 04/15/2030*	350,000	356,562
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/2027*	193,000	193,555
Sealed Air Corp.
6.50%, 07/15/2032*	275,000	285,490
Sealed Air Corp./Sealed Air Corp. US
6.13%, 02/01/2028*	275,000	279,105
7.25%, 02/15/2031*	75,000	78,096
Trivium Packaging Finance BV
8.25%, 07/15/2030*	292,000	311,586
12.25%, 01/15/2031*	975,000	1,066,854
		6,926,527
Pharmaceuticals — 4.0%
1261229 BC, Ltd.
10.00%, 04/15/2032*	1,100,000	1,128,883
AbbVie, Inc.
2.95%, 11/21/2026	5,950,000	5,909,974
3.20%, 11/21/2029	6,575,000	6,378,803
4.80%, 03/15/2027	1,050,000	1,061,098
4.80%, 03/15/2029	500,000	512,239
4.95%, 03/15/2031	1,540,000	1,591,123
Amneal Pharmaceuticals LLC
6.88%, 08/01/2032*	75,000	78,973
AstraZeneca PLC
2.13%, 08/06/2050	4,970,000	2,777,321
3.13%, 06/12/2027	3,085,000	3,064,563

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals (continued)
Bausch Health Cos., Inc.
4.88%, 06/01/2028*	$ 375,000	$ 346,869
5.25%, 01/30/2030*	225,000	160,031
6.25%, 02/15/2029*	200,000	158,230
Bayer US Finance II LLC
4.88%, 06/25/2048*	1,000,000	853,316
Becton Dickinson & Co.
3.70%, 06/06/2027	3,025,000	3,015,891
4.69%, 12/15/2044	3,088,000	2,735,724
BellRing Brands, Inc.
7.00%, 03/15/2030*	600,000	616,529
Bristol-Myers Squibb Co.
3.40%, 07/26/2029	6,250,000	6,138,241
CVS Health Corp.
4.78%, 03/25/2038	3,130,000	2,937,850
5.05%, 03/25/2048	2,740,000	2,409,572
5.13%, 07/20/2045	1,265,000	1,136,326
CVS Pass-Through Trust
5.30%, 01/11/2027*	45,094	45,118
Grifols SA
4.75%, 10/15/2028*	1,100,000	1,083,707
Jazz Securities DAC
4.38%, 01/15/2029*	200,000	196,784
Merck & Co., Inc.
1.70%, 06/10/2027	7,325,000	7,146,211
Organon & Co./Organon Foreign Debt Co.-Issuer BV
5.13%, 04/30/2031*	550,000	499,484
6.75%, 05/15/2034*	425,000	415,302
7.88%, 05/15/2034*	200,000	188,007
Pfizer Investment Enterprises Pte., Ltd.
5.30%, 05/19/2053	7,000,000	6,639,056
Takeda Pharmaceutical Co., Ltd.
2.05%, 03/31/2030	1,660,000	1,518,936
		60,744,161
Pipelines — 4.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/2029*	400,000	400,693
5.75%, 10/15/2033*	375,000	379,090
5.75%, 07/01/2034*	250,000	252,522
6.63%, 02/01/2032*	450,000	467,461
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.00%, 07/15/2029*	475,000	494,992
7.25%, 07/15/2032*	100,000	106,021
Boardwalk Pipelines LP
3.40%, 02/15/2031	1,915,000	1,809,759
3.60%, 09/01/2032	2,970,000	2,774,668
4.80%, 05/03/2029	980,000	994,280
CNX Midstream Partners LP
4.75%, 04/15/2030*	950,000	922,979
Columbia Pipeline Group, Inc.
5.80%, 06/01/2045	1,260,000	1,250,359
DT Midstream, Inc.
4.38%, 06/15/2031*	675,000	661,782
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/2029	1,200,000	1,152,649
Enbridge, Inc.
5.55%, 06/20/2035	3,335,000	3,440,355
5.63%, 04/05/2034	3,315,000	3,451,898
Energy Transfer LP
5.15%, 03/15/2045	3,513,000	3,124,315
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
5.55%, 05/15/2034	$ 1,450,000	$ 1,492,374
5.95%, 05/15/2054	1,500,000	1,430,126
Hess Midstream Operations LP
5.13%, 06/15/2028*	400,000	400,105
5.88%, 03/01/2028*	225,000	229,269
6.50%, 06/01/2029*	175,000	181,126
MPLX LP
4.00%, 03/15/2028	850,000	849,574
4.50%, 04/15/2038	3,150,000	2,869,722
5.20%, 03/01/2047	2,750,000	2,467,983
5.20%, 12/01/2047	2,740,000	2,448,993
5.40%, 09/15/2035	2,100,000	2,117,312
Northriver Midstream Finance LP
6.75%, 07/15/2032*	725,000	737,623
ONEOK, Inc.
4.95%, 07/13/2047	3,000,000	2,623,439
5.20%, 07/15/2048	2,825,000	2,541,337
5.40%, 10/15/2035	4,100,000	4,134,983
Rockies Express Pipeline LLC
6.75%, 03/15/2033*	650,000	685,613
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.75%, 03/15/2034*	875,000	890,497
Targa Resources Corp.
4.20%, 02/01/2033	2,825,000	2,702,494
TC PipeLines LP
3.90%, 05/25/2027	1,270,000	1,267,063
Venture Global Plaquemines LNG LLC
6.50%, 01/15/2034*	375,000	389,174
6.50%, 06/15/2034*	425,000	440,143
7.50%, 05/01/2033*	475,000	520,775
7.75%, 05/01/2035*	450,000	501,796
Western Midstream Operating LP
7.25%, 04/01/2030*	475,000	505,496
Williams Cos., Inc.
4.90%, 01/15/2045	3,460,000	3,101,048
5.30%, 09/30/2035	2,975,000	3,018,009
		60,229,897
REITS — 2.6%
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	1,745,000	1,432,516
3.95%, 01/15/2028	2,110,000	2,105,057
American Tower Corp.
4.70%, 12/15/2032	3,080,000	3,082,756
5.45%, 02/15/2034	3,300,000	3,418,539
AvalonBay Communities, Inc.
3.35%, 05/15/2027	2,745,000	2,724,852
Crown Castle, Inc.
2.50%, 07/15/2031	1,775,000	1,589,895
3.25%, 01/15/2051	3,185,000	2,104,577
3.80%, 02/15/2028	3,560,000	3,537,064
DOC DR LLC
4.30%, 03/15/2027	1,590,000	1,593,381
Healthcare Realty Holdings LP
2.00%, 03/15/2031	1,905,000	1,675,093
Iron Mountain, Inc.
6.25%, 01/15/2033*	175,000	176,836
7.00%, 02/15/2029*	975,000	1,001,846
RHP Hotel Properties LP/RHP Finance Corp.
6.50%, 04/01/2032*	350,000	361,953
6.50%, 06/15/2033*	100,000	103,659
7.25%, 07/15/2028*	200,000	205,916

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
Tanger Properties LP
3.13%, 09/01/2026	$ 2,600,000	$ 2,583,007
UDR, Inc.
2.95%, 09/01/2026	2,180,000	2,167,900
Welltower OP LLC
2.75%, 01/15/2032	5,300,000	4,826,945
WP Carey, Inc.
2.40%, 02/01/2031	1,975,000	1,784,211
4.65%, 07/15/2030	2,000,000	2,013,410
XHR LP
6.63%, 05/15/2030*	675,000	697,107
		39,186,520
Retail — 2.7%
1011778 BC ULC/New Red Finance, Inc.
4.00%, 10/15/2030*	1,125,000	1,073,392
4.38%, 01/15/2028*	825,000	820,125
5.63%, 09/15/2029*	175,000	177,961
6.13%, 06/15/2029*	125,000	128,146
Academy, Ltd.
6.00%, 11/15/2027*	575,000	575,878
Advance Auto Parts, Inc.
1.75%, 10/01/2027	1,845,000	1,754,163
3.90%, 04/15/2030	2,450,000	2,264,054
Asbury Automotive Group, Inc.
4.63%, 11/15/2029*	375,000	369,293
4.75%, 03/01/2030	125,000	123,065
5.00%, 02/15/2032*	325,000	315,836
AutoZone, Inc.
5.40%, 07/15/2034	4,685,000	4,828,412
Costco Wholesale Corp.
1.60%, 04/20/2030	9,600,000	8,708,437
Gap, Inc.
3.63%, 10/01/2029*	400,000	380,425
Group 1 Automotive, Inc.
6.38%, 01/15/2030*	725,000	744,228
Home Depot, Inc.
3.00%, 04/01/2026	3,075,000	3,071,321
3.25%, 04/15/2032	3,075,000	2,898,336
4.65%, 09/15/2035	4,740,000	4,687,136
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/2027*	250,000	250,376
LCM Investments Holdings II LLC
8.25%, 08/01/2031*	925,000	974,448
Lithia Motors, Inc.
5.50%, 10/01/2030*	700,000	703,110
Men's Wearhouse LLC
9.00%, 02/01/2031*	50,000	52,001
QXO Building Products, Inc.
6.75%, 04/30/2032*	650,000	669,812
Sally Holdings LLC/Sally Capital, Inc.
6.75%, 03/01/2032	600,000	621,903
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00%, 06/01/2031*	275,000	264,120
6.50%, 12/15/2035*	450,000	447,682
Tractor Supply Co.
1.75%, 11/01/2030	3,300,000	2,932,799
White Cap Supply Holdings LLC
7.38%, 11/15/2030*	600,000	623,210
		40,459,669
Security Description	Shares or Principal Amount	Value

Semiconductors — 2.6%
Broadcom, Inc.
3.14%, 11/15/2035*	$ 3,440,000	$ 2,958,198
3.42%, 04/15/2033	3,000,000	2,772,094
3.75%, 02/15/2051	960,000	724,338
4.90%, 02/15/2038	3,095,000	3,029,326
5.20%, 07/15/2035	1,690,000	1,726,938
Intel Corp.
5.15%, 02/21/2034	2,090,000	2,116,448
Kioxia Holdings Corp.
6.63%, 07/24/2033*	700,000	730,946
KLA Corp.
4.65%, 07/15/2032	4,190,000	4,253,030
Lam Research Corp.
3.75%, 03/15/2026	2,235,000	2,234,659
4.00%, 03/15/2029	3,790,000	3,793,585
Microchip Technology, Inc.
5.05%, 03/15/2029	1,570,000	1,606,528
Micron Technology, Inc.
2.70%, 04/15/2032	3,175,000	2,855,341
QUALCOMM, Inc.
1.65%, 05/20/2032	3,940,000	3,361,274
3.25%, 05/20/2027	6,589,000	6,554,500
Synaptics, Inc.
4.00%, 06/15/2029*	400,000	387,536
		39,104,741
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.
3.48%, 12/01/2027	2,470,000	2,445,561
Software — 3.6%
Adobe, Inc.
2.15%, 02/01/2027	1,275,000	1,256,078
AthenaHealth Group, Inc.
6.50%, 02/15/2030*	925,000	897,106
Capstone Borrower, Inc.
8.00%, 06/15/2030*	925,000	859,975
Cloud Software Group, Inc.
6.50%, 03/31/2029*	475,000	472,040
6.63%, 08/15/2033*	175,000	167,753
8.25%, 06/30/2032*	175,000	177,990
9.00%, 09/30/2029*	1,450,000	1,464,168
Consensus Cloud Solutions, Inc.
6.50%, 10/15/2028*	625,000	625,158
CoreWeave, Inc.
9.00%, 02/01/2031*	100,000	97,226
9.25%, 06/01/2030*	500,000	492,199
Elastic NV
4.13%, 07/15/2029*	750,000	720,505
Ellucian Holdings, Inc.
6.50%, 12/01/2029*	525,000	516,628
Fair Isaac Corp.
6.00%, 05/15/2033*	225,000	229,260
Fiserv, Inc.
5.25%, 08/11/2035	6,750,000	6,702,072
Microsoft Corp.
2.68%, 06/01/2060	8,870,000	5,038,457
Open Text Corp.
3.88%, 02/15/2028*	550,000	532,406
6.90%, 12/01/2027*	200,000	206,505
Open Text Holdings, Inc.
4.13%, 02/15/2030*	25,000	23,223
4.13%, 12/01/2031*	200,000	179,674

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Software (continued)
Oracle Corp.
3.60%, 04/01/2050	$ 4,300,000	$ 2,682,076
3.95%, 03/25/2051	3,000,000	1,966,948
6.15%, 11/09/2029	2,130,000	2,221,550
6.25%, 11/09/2032	2,850,000	2,974,791
Rocket Software, Inc.
6.50%, 02/15/2029*	1,100,000	980,183
9.00%, 11/28/2028*	375,000	374,064
Roper Technologies, Inc.
2.95%, 09/15/2029	1,230,000	1,179,235
3.80%, 12/15/2026	1,225,000	1,224,075
4.20%, 09/15/2028	955,000	959,063
5.10%, 09/15/2035	3,370,000	3,364,891
Salesforce, Inc.
1.50%, 07/15/2028	172,000	163,321
1.95%, 07/15/2031	9,500,000	8,446,141
SS&C Technologies, Inc.
5.50%, 09/30/2027*	775,000	774,330
6.50%, 06/01/2032*	225,000	232,295
UKG, Inc.
6.88%, 02/01/2031*	1,100,000	1,099,113
VMware LLC
2.20%, 08/15/2031	5,885,000	5,239,277
		54,539,776
Telecommunications — 5.9%
America Movil SAB de CV
5.00%, 01/20/2033	4,500,000	4,560,255
APLD ComputeCo LLC
9.25%, 12/15/2030*	875,000	908,901
AT&T, Inc.
1.70%, 03/25/2026	4,500,000	4,486,363
2.25%, 02/01/2032	2,300,000	2,022,790
2.55%, 12/01/2033	6,999,000	5,953,884
3.30%, 02/01/2052	6,265,000	4,067,272
3.50%, 06/01/2041	3,200,000	2,514,959
3.50%, 02/01/2061	1,673,000	1,060,602
3.80%, 12/01/2057	4,261,000	2,933,209
3.85%, 06/01/2060	2,125,000	1,455,400
5.15%, 03/15/2042	1,500,000	1,416,838
5.30%, 08/15/2058	1,875,000	1,610,973
5.70%, 11/01/2054	3,475,000	3,318,062
6.38%, 03/01/2041	3,500,000	3,736,781
Cipher Compute LLC
7.13%, 11/15/2030*	425,000	437,925
Corning, Inc.
4.75%, 03/15/2042	1,100,000	1,016,566
Orange SA
5.00%, 01/13/2036*	3,035,000	3,010,087
5.75%, 01/13/2056*	1,670,000	1,674,726
Rogers Communications, Inc.
4.55%, 03/15/2052	2,500,000	2,016,232
5.30%, 02/15/2034	3,175,000	3,213,310
T-Mobile USA, Inc.
2.25%, 11/15/2031	3,010,000	2,669,462
3.40%, 10/15/2052	8,000,000	5,361,207
5.15%, 04/15/2034	3,835,000	3,899,336
5.50%, 01/15/2055	2,050,000	1,929,186
Verizon Communications, Inc.
2.55%, 03/21/2031	3,570,000	3,261,777
3.40%, 03/22/2041	6,165,000	4,804,024
4.13%, 08/15/2046	5,545,000	4,422,077
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
4.50%, 08/10/2033	$ 3,000,000	$ 2,946,412
Viavi Solutions, Inc.
3.75%, 10/01/2029*	375,000	356,427
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031*	225,000	203,557
Vodafone Group PLC
5.75%, 06/28/2054	6,775,000	6,584,179
WULF Compute LLC
7.75%, 10/15/2030*	525,000	547,585
		88,400,364
Transportation — 2.2%
Burlington Northern Santa Fe LLC
5.75%, 05/01/2040	2,200,000	2,317,711
Canadian Pacific Railway Co.
3.00%, 12/02/2041	1,410,000	1,058,351
4.70%, 05/01/2048	2,710,000	2,410,110
7.13%, 10/15/2031	2,950,000	3,339,737
FedEx Corp.
3.10%, 08/05/2029	1,220,000	1,177,414
4.05%, 02/15/2048	1,320,000	1,027,445
GXO Logistics, Inc.
1.65%, 07/15/2026	2,395,000	2,368,009
2.65%, 07/15/2031	2,825,000	2,550,419
Ryder System, Inc.
2.90%, 12/01/2026	3,000,000	2,974,433
Union Pacific Corp.
2.80%, 02/14/2032	7,275,000	6,696,364
2.97%, 09/16/2062	3,025,000	1,769,843
United Parcel Service, Inc.
3.05%, 11/15/2027	4,700,000	4,649,119
Watco Cos. LLC/Watco Finance Corp.
7.13%, 08/01/2032*	700,000	733,803
		33,072,758
Total Corporate Bonds & Notes (cost $1,518,038,973)		1,453,007,483
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 2.4%
U.S. Government — 2.4%
United States Treasury Bonds
4.25%, 08/15/2054	6,150,000	5,531,877
United States Treasury Notes
4.63%, 02/15/2035	30,000,000	30,944,532
Total U.S. Government & Agency Obligations (cost $37,140,226)		36,476,409
COMMON STOCKS — 0.0%
Media — 0.0%
Audacy, Inc., Class A†(2)(3)	934	16,121
Packaging & Containers — 0.0%
Ardagh Holdings SA(3)	19,190	148,241
Total Common Stocks (cost $1,394,546)		164,362
ESCROWS AND LITIGATION TRUSTS — 0.0%
Chesapeake Energy Corp. 7.00%, 10/01/2024†	650,000	65
Lehman Brothers Holdings, Inc. Class D 5.67% †(2)	30,000	300
Total Escrows and Litigation Trusts (cost $1,211,640)		365

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
WARRANTS — 0.0%
Media — 0.0%
Audacy, Inc. Expires 09/30/2028†(2)(3)	189	$ 2
Audacy, Inc. (Black-Scholes Protection) Expires 09/30/2028†(2)(3)	1,132	11
Total Warrants (cost $377)		13
Total Long-Term Investment Securities (cost $1,557,785,762)		1,489,648,632
SHORT-TERM INVESTMENTS — 0.4%
Unaffiliated Investment Companies — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.65%(4) (cost $5,625,655)	5,625,655	5,625,655
TOTAL INVESTMENTS (cost $1,563,411,417)(5)	99.0%	1,495,274,287
Other assets less liabilities	1.0	15,808,074
NET ASSETS	100.0%	$1,511,082,361
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Federated Hermes Corporate Bond Portfolio has no right to demand registration of these securities. At January 31, 2026, the aggregate value of these securities was $265,978,435 representing 17.6% of net assets.
†	Non-income producing security
(1)	PIK (“Payment-in-Kind”) security – Income may be paid in additional securities and/or cash at the discretion of the issuer.
(2)	Securities classified as Level 3 (see Note 2).
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2026, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Ardagh Holdings SA	12/16/19, 08/19/20 10/20/20, 08/24/21 01/04/22, 03/07/22 10/18/22, 12/30/24 06/30/25, 01/08/26	19,190	$766,088	$148,241	$7.72	0.0%
Audacy, Inc., Class A	10/24/19, 12/10/19 03/10/21, 04/28/21 05/27/21	934	628,458	16,121	17.26	0.0
Warrants
Audacy, Inc. Expires 09/30/2028	10/24/19, 12/10/19 03/10/21, 04/28/21 05/27/21	189	63	2	0.01	0.0
Audacy, Inc. (Black-Scholes Protection) Expires 09/30/2028	10/24/19, 12/10/19 03/10/21, 04/28/21 05/27/21	1,132	314	11	0.01	0.0
				$164,375		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(4)	The rate shown is the 7-day yield as of January 31, 2026.
(5)	See Note 4 for cost of investments on a tax basis.
DAC—Designated Activity Company

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
20	Long	U.S. Treasury Long Bonds	March 2026	$2,293,215	$2,302,500	$9,285
						Unrealized (Depreciation)
125	Long	U.S. Treasury Ultra 10 Year Notes	March 2026	$14,468,978	$14,269,532	$(199,446)
		Net Unrealized Appreciation (Depreciation)				$(190,161)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$1,453,007,483	$—	$1,453,007,483
U.S. Government & Agency Obligations	—	36,476,409	—	36,476,409
Common Stocks:
Media	—	—	16,121	16,121
Other Industries	—	148,241	—	148,241
Escrows and Litigation Trusts	—	65	300	365
Warrants	—	—	13	13
Short-Term Investments	5,625,655	—	—	5,625,655
Total Investments at Value	$5,625,655	$1,489,632,198	$16,434	$1,495,274,287
Other Financial Instruments:†
Futures Contracts	$9,285	$—	$—	$9,285
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$199,446	$—	$—	$199,446
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio^
PORTFOLIO OF INVESTMENTS — January 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 94.5%
Australia — 1.3%
ANZ Group Holdings, Ltd.	19,780	$ 505,499
Aristocrat Leisure, Ltd.	8,539	318,475
Brambles, Ltd.	27,255	425,130
GPT Group	99,015	364,741
Macquarie Group, Ltd.	2,317	342,341
Northern Star Resources, Ltd.	15,226	306,840
Qantas Airways, Ltd.	46,100	323,265
Rio Tinto, Ltd.	6,609	697,460
SGH, Ltd.	5,750	185,866
Sonic Healthcare, Ltd.	13,048	208,523
Steadfast Group, Ltd.	49,583	180,577
Vault Minerals, Ltd.†	41,530	170,046
Whitehaven Coal, Ltd.	50,178	308,533
WiseTech Global, Ltd.	1,870	75,526
		4,412,822
Belgium — 0.7%
Anheuser-Busch InBev SA NV	7,180	511,329
KBC Group NV	3,340	470,733
UCB SA	4,450	1,347,185
Warehouses De Pauw CVA	8,090	229,189
		2,558,436
Canada — 3.2%
Agnico Eagle Mines, Ltd.	3,430	652,019
Alimentation Couche-Tard, Inc.	6,950	361,575
Bank of Montreal	6,950	946,147
Bombardier, Inc., Class B†	1,810	309,201
Brookfield Asset Management, Ltd., Class A	3,100	154,015
Brookfield Corp.	8,555	389,975
Cameco Corp.	2,420	299,308
Canadian Natural Resources, Ltd.	17,090	635,455
Canadian Pacific Kansas City, Ltd.	4,440	330,053
Celestica, Inc.†	1,030	289,435
Cenovus Energy, Inc.	19,700	388,748
Constellation Software, Inc.	150	276,829
Dollarama, Inc.	2,270	305,912
First Quantum Minerals, Ltd.†	8,810	249,034
Franco-Nevada Corp.	1,900	444,759
GFL Environmental, Inc.	5,830	250,429
IAMGOLD Corp.†	8,880	161,146
Imperial Oil, Ltd.	3,830	386,952
Intact Financial Corp.	1,040	189,348
Nutrien, Ltd.	1,950	134,258
RB Global, Inc.	3,240	367,770
Restaurant Brands International, Inc.	3,170	212,389
Royal Bank of Canada	7,830	1,303,725
Shopify, Inc., Class A (TSX)†	5,070	665,264
Sun Life Financial, Inc.	4,850	305,607
Toronto-Dominion Bank	11,688	1,092,362
Wheaton Precious Metals Corp.	2,960	389,964
		11,491,679
Denmark — 0.3%
DSV A/S	2,490	699,137
Novonesis (Novozymes), Class B	5,575	341,295
Vestas Wind Systems A/S	4,800	146,011
		1,186,443
Security Description	Shares or Principal Amount	Value

Finland — 0.2%
Nokia Oyj	66,800	$ 429,480
UPM-Kymmene Oyj	6,510	180,337
		609,817
France — 2.1%
Air Liquide SA	2,340	438,081
Amundi SA*	1,940	172,353
AXA SA	12,250	558,024
BNP Paribas SA	8,100	875,642
Cie de Saint-Gobain SA	3,280	323,555
Cie Generale des Etablissements Michelin SCA	6,485	240,987
Danone SA	2,490	194,328
Dassault Aviation SA	490	185,747
Hermes International S.C.A.	85	204,431
Legrand SA	2,090	334,446
LVMH Moet Hennessy Louis Vuitton SE	890	576,958
Orange SA	24,130	446,771
Pernod Ricard SA	2,320	206,471
Safran SA	1,600	570,864
Schneider Electric SE	3,980	1,143,097
Thales SA	380	115,311
TotalEnergies SE	7,000	507,389
Vallourec SACA	15,320	324,330
		7,418,785
Germany — 2.6%
Allianz SE	2,560	1,128,225
Auto1 Group SE†	5,830	192,805
Bayerische Motoren Werke AG	2,860	296,363
Deutsche Boerse AG	1,260	318,572
Deutsche Post AG	8,040	450,970
Deutsche Telekom AG	25,100	838,122
E.ON SE	11,210	237,386
Fresenius SE & Co. KGaA	10,000	559,603
Hannover Rueck SE	1,250	353,827
Heidelberg Materials AG	1,750	479,800
LEG Immobilien SE	4,060	292,601
Muenchener Rueckversicherungs-Gesellschaft AG	310	188,286
Rheinmetall AG	250	527,925
RWE AG	7,450	472,627
SAP SE	5,350	1,081,627
Siemens AG	3,580	1,087,622
Siemens Energy AG†	4,490	769,327
		9,275,688
Hong Kong — 0.5%
AIA Group, Ltd.	104,390	1,207,311
CK Asset Holdings, Ltd.	33,300	195,398
Futu Holdings, Ltd. ADR†	1,080	175,576
		1,578,285
Ireland — 1.1%
AIB Group PLC	26,720	299,305
Eaton Corp. PLC	3,418	1,201,154
Flutter Entertainment PLC†	3,980	657,297
Kingspan Group PLC	6,130	534,065
Smurfit WestRock PLC (LSE)	6,758	279,639
Smurfit WestRock PLC (NYSE)	1,000	41,630
Trane Technologies PLC	2,350	988,363
		4,001,453
Israel — 0.1%
Teva Pharmaceutical Industries, Ltd. ADR†	11,510	392,261

SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio^
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy — 0.9%
Intesa Sanpaolo SpA	154,940	$ 1,095,704
Pirelli & C SpA*	47,590	357,983
Prysmian SpA	4,380	521,519
Recordati Industria Chimica e Farmaceutica SpA	7,340	403,179
Telecom Italia SpA†	275,160	185,912
UniCredit SpA	5,100	444,026
		3,008,323
Japan — 5.7%
Advantest Corp.	3,370	555,388
Ajinomoto Co., Inc.	17,090	388,710
Asahi Group Holdings, Ltd.	22,880	238,395
Asahi Kasei Corp.	27,400	265,484
Chiba Bank, Ltd.	41,750	562,206
Chugai Pharmaceutical Co., Ltd.	10,410	592,003
Daikin Industries, Ltd.	1,800	216,161
Disco Corp.	300	128,308
Ebara Corp.	8,470	254,822
Fast Retailing Co., Ltd.	1,630	619,307
Fuji Electric Co., Ltd.	2,050	145,577
FUJIFILM Holdings Corp.	28,130	561,110
Fujitsu, Ltd.	15,440	427,304
Hikari Tsushin, Inc.	630	173,051
Hitachi, Ltd.	38,410	1,330,551
Hoshizaki Corp.	8,600	282,906
Hulic Co., Ltd.	22,840	271,406
Ibiden Co., Ltd.	3,700	196,739
Inpex Corp.	13,620	303,009
Isuzu Motors, Ltd.	14,300	229,617
ITOCHU Corp.	38,000	483,962
Kawasaki Heavy Industries, Ltd.	2,620	217,967
Kioxia Holdings Corp.†	1,800	248,436
Konami Group Corp.	1,350	196,010
Kuraray Co., Ltd.	13,710	147,545
LY Corp.	76,380	195,737
Marubeni Corp.	16,560	547,327
Minebea Mitsumi, Inc.	11,500	232,957
Mitsubishi Electric Corp.	6,100	190,379
Mitsubishi Estate Co., Ltd.	4,970	126,530
Mitsubishi Heavy Industries, Ltd.	17,130	500,197
Mitsubishi UFJ Financial Group, Inc.	39,700	719,428
Mizuho Financial Group, Inc.	30,240	1,325,394
NEC Corp.	10,180	342,710
Nintendo Co., Ltd.	8,540	554,857
Nomura Research Institute, Ltd.	2,900	88,091
ORIX Corp.	11,060	335,459
Osaka Gas Co., Ltd.	4,620	172,966
Pan Pacific International Holdings Corp.	45,260	267,858
Panasonic Holdings Corp.	29,530	403,948
Renesas Electronics Corp.†	13,720	228,371
Ryohin Keikaku Co., Ltd.	6,900	137,367
Shin-Etsu Chemical Co., Ltd.	8,400	278,390
SUMCO Corp.	13,100	136,621
Sumitomo Corp.	9,580	386,827
Sumitomo Electric Industries, Ltd.	6,980	303,266
Sumitomo Heavy Industries, Ltd.	14,320	445,626
Sumitomo Mitsui Financial Group, Inc.	18,300	647,051
Tokio Marine Holdings, Inc.	7,080	262,000
Tokyo Electron, Ltd.	1,810	483,142
Tokyo Gas Co., Ltd.	4,100	181,369
Toyota Motor Corp.	51,680	1,170,113
Toyota Tsusho Corp.	5,000	181,119
Security Description	Shares or Principal Amount	Value

Japan (continued)
Tsuruha Holdings, Inc.	22,500	$ 358,523
Yokogawa Electric Corp.	200	6,627
ZOZO, Inc.	15,170	125,077
		20,371,301
Jersey — 0.2%
Glencore PLC	123,680	844,919
Luxembourg — 0.1%
Spotify Technology SA†	820	410,287
Netherlands — 1.8%
Airbus SE	2,220	508,927
Argenx SE†	700	583,974
ASM International NV	930	782,466
ASML Holding NV	1,650	2,377,503
BE Semiconductor Industries NV	1,580	308,084
Davide Campari-Milano NV	25,370	179,953
ING Groep NV	25,140	739,628
Koninklijke Ahold Delhaize NV	6,730	262,935
Prosus NV	13,610	781,706
		6,525,176
Portugal — 0.0%
Jeronimo Martins SGPS SA	6,100	143,962
Singapore — 0.4%
Sea, Ltd. ADR†	2,600	302,874
Singapore Telecommunications, Ltd.	107,890	389,290
United Overseas Bank, Ltd.	16,160	486,159
Yangzijiang Shipbuilding Holdings, Ltd.	97,550	256,125
		1,434,448
Spain — 1.0%
Aena SME SA*	4,870	151,417
Banco Santander SA	98,380	1,257,106
Bankinter SA	19,150	327,326
CaixaBank SA	75,550	998,966
Iberdrola SA	40,314	904,353
		3,639,168
SupraNational — 0.1%
Unibail-Rodamco-Westfield	2,080	229,294
Sweden — 0.5%
Assa Abloy AB, Class B	11,310	456,971
EQT AB	10,240	388,562
Indutrade AB	5,660	132,803
Investor AB, Class B	18,400	708,940
		1,687,276
Switzerland — 1.5%
Alcon AG	7,612	614,632
Cie Financiere Richemont SA, Class A	3,938	761,824
Coca-Cola HBC AG	2,700	145,934
Holcim AG	3,540	364,235
Roche Holding AG	4,490	2,036,923
UBS Group AG	22,520	1,060,090
Zurich Insurance Group AG	646	458,772
		5,442,410
United Kingdom — 4.1%
Admiral Group PLC	6,729	253,210
Antofagasta PLC	5,730	286,027
AstraZeneca PLC	8,470	1,576,230
Aviva PLC	31,006	269,751

SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio^
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
BAE Systems PLC	16,060	$ 433,800
Barclays PLC	37,220	247,622
Barratt Redrow PLC	33,759	179,326
British American Tobacco PLC	9,458	566,336
Burberry Group PLC†	11,680	175,646
Compass Group PLC	9,860	295,069
Diageo PLC	21,926	502,691
Games Workshop Group PLC	747	174,278
GSK PLC	38,263	982,483
HSBC Holdings PLC	18,700	328,910
Imperial Brands PLC	14,150	593,644
Intertek Group PLC	2,240	136,826
Lloyds Banking Group PLC	588,025	876,638
National Grid PLC	44,159	745,946
NatWest Group PLC	70,860	644,986
Prudential PLC	23,490	387,157
RELX PLC	9,941	350,815
Rolls-Royce Holdings PLC	36,219	600,175
Royalty Pharma PLC, Class A	17,890	745,655
Shell PLC	39,290	1,502,124
SSE PLC	16,300	540,205
Standard Chartered PLC	14,120	359,759
Unilever PLC	8,676	586,527
		14,341,836
United States — 66.1%
Acadia Realty Trust	62,003	1,240,680
Advanced Micro Devices, Inc.†	3,880	918,512
Affirm Holdings, Inc.†	9,837	593,171
Alnylam Pharmaceuticals, Inc.†	2,847	962,457
Alphabet, Inc., Class A	6,830	2,308,540
Alphabet, Inc., Class C	39,755	13,458,260
Amazon.com, Inc.†	41,938	10,035,763
American Financial Group, Inc.	4,462	581,265
American Tower Corp.	6,310	1,131,257
Amphenol Corp., Class A	10,838	1,561,539
Antero Resources Corp.†	22,938	834,255
Apple, Inc.	60,103	15,595,526
AppLovin Corp., Class A†	1,652	781,578
Ares Management Corp., Class A	6,955	1,040,955
Arista Networks, Inc.†	8,495	1,204,081
Arthur J. Gallagher & Co.	3,862	963,067
AT&T, Inc.	37,634	986,387
Autodesk, Inc.†	3,575	904,010
Bank of America Corp.	48,497	2,580,040
Bank of New York Mellon Corp.	7,280	873,018
Biogen, Inc.†	4,380	787,918
Blue Owl Capital, Inc.	53,807	733,927
Boeing Co.†	5,280	1,234,042
Boston Scientific Corp.†	14,864	1,390,230
Brady Corp., Class A	10,430	901,882
Broadcom, Inc.	12,669	4,197,240
Camden Property Trust	7,839	854,843
Charles Schwab Corp.	11,800	1,226,256
Cigna Group	3,270	896,340
Cisco Systems, Inc.	12,416	972,421
Citigroup, Inc.	13,737	1,589,508
Coca-Cola Co.	28,290	2,116,375
Coherent Corp.†	4,639	984,303
Constellation Brands, Inc., Class A	3,924	614,891
Constellation Energy Corp.	1,678	470,981
Cummins, Inc.	2,281	1,320,288
Security Description	Shares or Principal Amount	Value

United States (continued)
CVS Health Corp.	17,248	$ 1,285,321
Cytokinetics, Inc.†	3,890	245,809
Danaher Corp.	3,839	840,319
Datadog, Inc., Class A†	4,116	532,281
Delta Air Lines, Inc.	11,049	728,019
Diamondback Energy, Inc.	5,653	926,809
Dick's Sporting Goods, Inc.	2,900	585,800
Dollar Tree, Inc.†	5,370	631,458
DraftKings, Inc., Class A†	19,211	528,495
Duolingo, Inc.†	3,796	508,892
East West Bancorp, Inc.	7,284	833,581
Elanco Animal Health, Inc.†	39,332	947,115
Eli Lilly & Co.	4,764	4,940,983
Emerson Electric Co.	4,540	667,198
Equinix, Inc.	1,132	929,293
Estee Lauder Cos., Inc., Class A	5,093	587,121
Evergy, Inc.	12,845	985,597
Exelon Corp.	19,895	890,898
Expedia Group, Inc.	2,105	557,488
Exxon Mobil Corp.	27,377	3,871,108
Fair Isaac Corp.†	410	599,900
First Solar, Inc.†	2,423	546,435
GE Vernova, Inc.	2,170	1,576,223
Gen Digital, Inc.	25,071	601,453
General Dynamics Corp.	1,976	693,754
General Electric Co.	6,313	1,936,765
General Motors Co.	10,557	886,788
Gilead Sciences, Inc.	14,501	2,058,417
GlobalFoundries, Inc.†	16,540	697,988
Granite Construction, Inc.	7,107	858,099
Hasbro, Inc.	8,220	734,128
HEICO Corp.	3,719	1,230,654
Hilton Worldwide Holdings, Inc.	2,885	861,201
Home Depot, Inc.	2,391	895,645
Howmet Aerospace, Inc.	2,644	550,164
Huntington Bancshares, Inc.	46,946	820,616
Insmed, Inc.†	6,039	947,338
Insulet Corp.†	3,428	876,917
International Business Machines Corp.	5,381	1,650,353
Intuit, Inc.	2,935	1,464,330
Johnson & Johnson	7,566	1,719,373
JPMorgan Chase & Co.	5,890	1,801,692
KBR, Inc.	17,520	750,031
Kenvue, Inc.	64,246	1,117,880
Keurig Dr Pepper, Inc.	50,020	1,372,549
KeyCorp	32,830	706,502
Kinder Morgan, Inc.	38,900	1,186,061
KLA Corp.	978	1,396,525
Kodiak Gas Services, Inc.	20,248	850,618
Kroger Co.	16,353	1,027,786
Kyndryl Holdings, Inc.†	34,992	804,816
Lam Research Corp.	5,660	1,321,384
Lazard, Inc.	10,360	556,539
Lowe's Cos., Inc.	6,154	1,643,487
M&T Bank Corp.	4,910	1,087,909
Martin Marietta Materials, Inc.	1,320	860,574
Marvell Technology, Inc.	13,618	1,074,733
Mastercard, Inc., Class A	4,600	2,478,434
Maximus, Inc.	11,200	1,057,728
Merck & Co., Inc.	16,015	1,765,974
Meta Platforms, Inc., Class A	9,324	6,680,646
Micron Technology, Inc.	6,324	2,623,701
Microsoft Corp.	28,388	12,215,073

SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio^
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Monolithic Power Systems, Inc.	698	$ 784,657
Morgan Stanley	5,701	1,042,143
Motorola Solutions, Inc.	2,360	949,994
Netflix, Inc.†	19,285	1,610,105
Newmont Corp.	10,032	1,127,095
NextEra Energy, Inc.	22,773	2,001,747
NRG Energy, Inc.	6,619	1,010,258
NVIDIA Corp.	106,429	20,341,775
ON Semiconductor Corp.†	9,760	584,526
Ovintiv, Inc.	10,630	462,086
Palantir Technologies, Inc., Class A†	4,947	725,181
Palo Alto Networks, Inc.†	6,444	1,140,395
Parker-Hannifin Corp.	1,160	1,085,574
Philip Morris International, Inc.	16,591	2,977,089
Procter & Gamble Co.	11,936	1,811,527
PulteGroup, Inc.	4,663	583,295
Reinsurance Group of America, Inc.	2,229	451,930
ROBLOX Corp., Class A†	10,541	693,176
Sandisk Corp.†	1,683	969,829
Snowflake, Inc.†	3,511	676,570
Soleno Therapeutics, Inc.†	8,600	331,616
Somnigroup International, Inc.	9,420	827,547
SS&C Technologies Holdings, Inc.	9,990	818,081
State Street Corp.	10,710	1,401,511
Steel Dynamics, Inc.	3,557	638,730
Synopsys, Inc.†	2,377	1,105,578
Tesla, Inc.†	8,027	3,454,901
Textron, Inc.	8,539	751,944
Thermo Fisher Scientific, Inc.	2,833	1,639,202
T-Mobile US, Inc.	4,125	813,491
Toast, Inc., Class A†	20,557	639,528
TransUnion	11,543	912,128
Travere Therapeutics, Inc.†	21,121	656,652
Twilio, Inc., Class A†	7,836	943,925
US Bancorp	20,185	1,132,580
Valero Energy Corp.	2,571	466,457
Ventas, Inc.	12,720	987,962
Visa, Inc., Class A	8,670	2,790,266
Vulcan Materials Co.	2,172	652,773
Walt Disney Co.	5,053	569,978
Wells Fargo & Co.	24,530	2,219,720
Western Digital Corp.	5,717	1,430,565
Westinghouse Air Brake Technologies Corp.	3,520	810,093
		234,480,754
Total Common Stocks (cost $259,122,434)		335,484,823
Security Description	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES — 4.4%
United States — 4.4%
iShares Core MSCI EAFE ETF	34,700	$ 3,263,535
iShares Core S&P 500 ETF	17,600	12,232,528
Total Unaffiliated Investment Companies (cost $14,893,651)		15,496,063
Total Long-Term Investment Securities (cost $274,016,085)		350,980,886
REPURCHASE AGREEMENTS — 1.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.06% dated 01/30/2026, to be repurchased 02/02/2026 in the amount of $3,401,246 and collateralized by $3,479,300 of United States Treasury Notes, bearing interest at 2.75% due 04/30/2027 and having an approximate value of $3,468,970 (cost $3,400,946)	$3,400,946	3,400,946
TOTAL INVESTMENTS (cost $277,417,031)(1)	99.9%	354,381,832
Other assets less liabilities	0.1	432,167
NET ASSETS	100.0%	$354,813,999
^	Prior to July 28, 2025, the Portfolio was known as SA JPMorgan Global Equities Portfolio
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Fidelity Institutional AM® Global Equities Portfolio has no right to demand registration of these securities. At January 31, 2026, the aggregate value of these securities was $681,753 representing 0.2% of net assets.
(1)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
CVA—Certification Van Aandelen (Dutch Cert.)
ETF—Exchange Traded Fund
LSE—London Stock Exchange
NYSE—New York Stock Exchange
TSX—Toronto Stock Exchange

Industry Allocation*
Internet	11.2%
Semiconductors	11.1
Banks	9.3
Computers	6.5
Software	6.4
Pharmaceuticals	5.2
Unaffiliated Investment Companies	4.4
Oil & Gas	2.8
Diversified Financial Services	2.8
Electric	2.5
Aerospace/Defense	2.4
Insurance	2.3
Biotechnology	2.2

SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio^
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Industry Allocation*(continued)
Auto Manufacturers	2.1%
Telecommunications	2.0
Retail	2.0
REITS	1.7
Healthcare-Products	1.7
Beverages	1.6
Mining	1.5
Electronics	1.4
Building Materials	1.2
Agriculture	1.2
Cosmetics/Personal Care	1.2
Machinery-Construction & Mining	1.1
Electrical Components & Equipment	1.1
Miscellaneous Manufacturing	1.0
Repurchase Agreements	1.0
Commercial Services	0.9
Food	0.6
Healthcare-Services	0.6
Distribution/Wholesale	0.5
Chemicals	0.4
Home Furnishings	0.4
Entertainment	0.4
Transportation	0.4
Toys/Games/Hobbies	0.4
Pipelines	0.3
Machinery-Diversified	0.3
Airlines	0.3
Apparel	0.3
Auto Parts & Equipment	0.3
Real Estate	0.3
Home Builders	0.3
Engineering & Construction	0.2
Lodging	0.2
Oil & Gas Services	0.2
Private Equity	0.2
Investment Companies	0.2
Energy-Alternate Sources	0.2
Iron/Steel	0.2
Media	0.2
Metal Fabricate/Hardware	0.1
Packaging & Containers	0.1
Coal	0.1
Food Service	0.1
Shipbuilding	0.1
Environmental Control	0.1
Forest Products & Paper	0.1
99.9%

^	Prior to July 28, 2025, the Portfolio was known as SA JPMorgan Global Equities Portfolio
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio^
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$335,484,823	$—	$—	$335,484,823
Unaffiliated Investment Companies	15,496,063	—	—	15,496,063
Repurchase Agreements	—	3,400,946	—	3,400,946
Total Investments at Value	$350,980,886	$3,400,946	$—	$354,381,832
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 100.8%
Austria — 1.7%
Erste Group Bank AG	32,608	$ 4,232,381
Canada — 12.4%
Brookfield Asset Management, Ltd., Class A	62,787	3,121,142
Cameco Corp.	32,409	4,008,372
Celestica, Inc.†	12,194	3,426,392
Constellation Software, Inc.	1,692	3,122,629
Franco-Nevada Corp.	16,859	3,946,416
Shopify, Inc., Class A†	29,908	3,924,827
Thomson Reuters Corp.	20,729	2,290,367
Waste Connections, Inc.	19,442	3,252,589
Wheaton Precious Metals Corp.	33,429	4,404,089
		31,496,823
China — 3.0%
Tencent Holdings, Ltd.	99,526	7,720,428
Denmark — 2.0%
DSV A/S	17,644	4,954,048
France — 6.8%
Hermes International S.C.A.	1,405	3,379,129
Legrand SA	23,129	3,701,153
Safran SA	12,763	4,553,714
Schneider Electric SE	19,671	5,649,712
		17,283,708
Germany — 9.1%
Commerzbank AG	92,617	3,808,390
Heidelberg Materials AG	16,666	4,569,340
Muenchener Rueckversicherungs-Gesellschaft AG	6,180	3,753,566
Rheinmetall AG	2,596	5,481,974
Siemens Energy AG†	31,510	5,398,995
		23,012,265
India — 6.4%
Adani Ports & Special Economic Zone, Ltd.	183,963	2,833,815
Bharti Airtel, Ltd.	147,761	3,162,515
HDFC Bank, Ltd.	346,255	3,496,898
ICICI Bank, Ltd.	233,927	3,450,892
Larsen & Toubro, Ltd.	78,567	3,360,904
		16,305,024
Ireland — 1.4%
CRH PLC	29,853	3,629,874
Israel — 5.1%
Bank Hapoalim BM	166,885	4,138,677
Bank Leumi Le-Israel BM	166,733	4,019,795
Next Vision Stabilized Systems, Ltd.	54,000	4,858,806
		13,017,278
Japan — 9.9%
Advantest Corp.	21,720	3,579,534
Disco Corp.	8,994	3,846,684
Hitachi, Ltd.	170,841	5,918,058
Mitsubishi Heavy Industries, Ltd.	145,657	4,253,192
Security Description	Shares or Principal Amount	Value

Japan (continued)
Sumitomo Mitsui Financial Group, Inc.	104,000	$ 3,677,229
Tokyo Electron, Ltd.	14,709	3,926,265
		25,200,962
Luxembourg — 1.1%
Spotify Technology SA†	5,644	2,823,976
Netherlands — 6.8%
ASM International NV	6,607	5,558,873
ASML Holding NV	5,701	8,214,633
Ferrovial SE	51,464	3,478,381
		17,251,887
Spain — 4.0%
Banco Santander SA	383,261	4,897,335
Iberdrola SA†	3,154	70,753
Iberdrola SA	228,210	5,119,376
		10,087,464
Switzerland — 4.7%
Holcim AG	37,531	3,861,608
UBS Group AG	80,937	3,809,970
Zurich Insurance Group AG	5,791	4,112,617
		11,784,195
Taiwan — 6.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	289,282	16,316,351
United Kingdom — 8.3%
3i Group PLC	81,491	3,736,641
Aviva PLC	377,269	3,282,230
Compass Group PLC	46,227	1,383,381
InterContinental Hotels Group PLC	29,814	4,018,927
RELX PLC	94,636	3,339,681
Rolls-Royce Holdings PLC	326,602	5,412,031
		21,172,891
United States — 11.7%
American Express Co.	4,600	1,619,982
Cadence Design Systems, Inc.†	10,730	3,179,943
Mastercard, Inc., Class A	6,332	3,411,618
MercadoLibre, Inc.†	1,672	3,591,105
Moody's Corp.	6,152	3,171,725
S&P Global, Inc.	7,190	3,794,810
Synopsys, Inc.†	8,478	3,943,245
TransDigm Group, Inc.	2,492	3,557,430
Visa, Inc., Class A	10,472	3,370,204
		29,640,062
TOTAL INVESTMENTS (cost $196,412,645)(1)	100.8%	255,929,617
Other assets less liabilities	(0.8)	(2,028,558)
NET ASSETS	100.0%	$253,901,059
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

Industry Allocation*
Semiconductors	16.2%
Banks	14.2
Aerospace/Defense	7.5
Internet	7.0
Machinery-Construction & Mining	6.1

SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Industry Allocation*(continued)
Commercial Services	5.2%
Mining	4.9
Building Materials	4.8
Diversified Financial Services	4.4
Insurance	4.4
Software	4.1
Electrical Components & Equipment	3.7
Engineering & Construction	2.7
Electric	2.0
Transportation	2.0
Miscellaneous Manufacturing	1.9
Lodging	1.6
Private Equity	1.5
Electronics	1.4
Apparel	1.3
Environmental Control	1.3
Telecommunications	1.2
Media	0.9
Food Service	0.5
100.8%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$255,929,617	$—	$—	$255,929,617
Total Investments at Value	$255,929,617	$—	$—	$255,929,617
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.7%
Internet — 1.0%
Zillow Group, Inc., Class C†	35,700	$ 2,250,171
Real Estate — 1.5%
Jones Lang LaSalle, Inc.†	10,300	3,686,473
Apartment REITS — 13.1%
AvalonBay Communities, Inc.	62,800	11,157,676
Camden Property Trust	84,600	9,225,630
Invitation Homes, Inc.	277,900	7,428,267
UDR, Inc.	104,900	3,897,035
		31,708,608
Diversified REITS — 12.9%
American Tower Corp.	10,700	1,918,296
Digital Realty Trust, Inc.	24,900	4,132,155
Equinix, Inc.	30,200	24,792,086
Lamar Advertising Co., Class A	3,800	487,578
		31,330,115
Health Care REITS — 17.8%
CareTrust REIT, Inc.	67,200	2,509,248
Ventas, Inc.	266,645	20,710,317
Welltower, Inc.	104,764	19,733,347
		42,952,912
Hotel REITS — 2.3%
Ryman Hospitality Properties, Inc.	57,900	5,483,130
Manufactured Homes REITS — 2.8%
Sun Communities, Inc.	52,700	6,715,561
Regional Malls REITS — 6.6%
Macerich Co.	361,400	6,841,302
Tanger, Inc.	277,700	9,086,344
		15,927,646
Security Description	Shares or Principal Amount	Value

Shopping Centers REITS — 7.1%
Acadia Realty Trust	142,900	$ 2,859,429
Curbline Properties Corp.	118,700	2,878,475
Federal Realty Investment Trust	54,700	5,533,452
Urban Edge Properties	298,800	5,805,684
		17,077,040
Single Tenant REITS — 6.0%
Four Corners Property Trust, Inc.	274,200	6,759,030
NNN REIT, Inc.	184,900	7,704,783
		14,463,813
Storage REITS — 12.0%
CubeSmart	160,400	6,019,812
Extra Space Storage, Inc.	93,500	12,900,195
Iron Mountain, Inc.	110,900	10,217,217
		29,137,224
Warehouse/Industrial REITS — 16.6%
Americold Realty Trust, Inc.	237,600	2,948,616
EastGroup Properties, Inc.	18,700	3,396,668
Prologis, Inc.	210,960	27,542,938
Terreno Realty Corp.	100,880	6,208,155
		40,096,377
TOTAL INVESTMENTS (cost $219,734,197)(1)	99.7%	240,829,070
Other assets less liabilities	0.3	782,970
NET ASSETS	100.0%	$241,612,040
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$240,829,070	$—	$—	$240,829,070
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 36.3%
Aerospace/Defense — 0.7%
Boeing Co.
5.15%, 05/01/2030	$ 200,000	$ 205,552
5.81%, 05/01/2050	100,000	98,766
5.93%, 05/01/2060	100,000	98,405
6.13%, 02/15/2033	200,000	216,106
6.30%, 05/01/2029	200,000	212,445
6.53%, 05/01/2034	200,000	221,249
6.86%, 05/01/2054	100,000	112,759
7.01%, 05/01/2064	50,000	57,093
General Dynamics Corp.
3.75%, 05/15/2028	400,000	400,663
General Electric Co.
4.30%, 07/29/2030	50,000	50,340
5.88%, 01/14/2038	150,000	161,945
L3Harris Technologies, Inc.
5.35%, 06/01/2034	200,000	206,091
5.40%, 07/31/2033	100,000	104,123
Lockheed Martin Corp.
4.40%, 08/15/2030	50,000	50,506
4.75%, 02/15/2034	100,000	101,292
5.20%, 02/15/2055	100,000	94,472
5.25%, 01/15/2033	100,000	105,238
5.90%, 11/15/2063	100,000	103,627
Northrop Grumman Corp.
4.90%, 06/01/2034	200,000	202,668
5.20%, 06/01/2054	100,000	94,227
RTX Corp.
3.03%, 03/15/2052	100,000	65,353
3.50%, 03/15/2027	200,000	199,219
4.63%, 11/16/2048	100,000	87,710
5.38%, 02/27/2053	100,000	96,279
5.40%, 05/01/2035	100,000	104,750
6.40%, 03/15/2054	100,000	110,152
7.50%, 09/15/2029	200,000	222,418
		3,783,448
Agriculture — 0.6%
Altria Group, Inc.
3.70%, 02/04/2051	100,000	70,545
4.80%, 02/14/2029	200,000	203,452
5.95%, 02/14/2049	200,000	199,358
6.20%, 11/01/2028	200,000	210,734
Archer-Daniels-Midland Co.
3.25%, 03/27/2030	100,000	96,607
4.50%, 03/15/2049	100,000	86,053
BAT Capital Corp.
4.54%, 08/15/2047	100,000	83,052
6.00%, 02/20/2034	200,000	213,760
6.42%, 08/02/2033	200,000	219,780
Bunge, Ltd. Finance Corp.
4.20%, 09/17/2029	200,000	200,241
Philip Morris International, Inc.
4.88%, 02/13/2029	200,000	204,757
5.13%, 11/17/2027	200,000	204,233
5.38%, 02/15/2033	400,000	416,298
5.63%, 11/17/2029	200,000	210,371
6.38%, 05/16/2038	100,000	110,813
Reynolds American, Inc.
5.70%, 08/15/2035	200,000	208,068
5.85%, 08/15/2045	100,000	98,451
		3,036,573
Security Description	Shares or Principal Amount	Value

Airlines — 0.0%
United Airlines Pass-Through Trust
2.70%, 11/01/2033	$ 73,136	$ 67,892
5.45%, 08/15/2038	96,552	98,827
		166,719
Apparel — 0.1%
NIKE, Inc.
2.85%, 03/27/2030	200,000	190,843
3.38%, 03/27/2050	100,000	71,718
		262,561
Auto Manufacturers — 0.7%
American Honda Finance Corp.
5.05%, 07/10/2031	200,000	205,475
5.65%, 11/15/2028	200,000	208,506
Cummins, Inc.
4.88%, 10/01/2043	200,000	190,338
Ford Motor Co.
3.25%, 02/12/2032	200,000	177,666
4.75%, 01/15/2043	100,000	80,213
5.29%, 12/08/2046	100,000	84,799
Ford Motor Credit Co. LLC
3.82%, 11/02/2027	200,000	197,812
4.13%, 08/17/2027	200,000	199,026
4.95%, 05/28/2027	200,000	201,106
5.80%, 03/08/2029	200,000	205,603
General Motors Co.
5.15%, 04/01/2038	100,000	96,471
5.20%, 04/01/2045	100,000	90,370
6.25%, 10/02/2043	100,000	102,014
General Motors Financial Co., Inc.
2.70%, 06/10/2031	200,000	181,890
3.10%, 01/12/2032	200,000	183,196
5.40%, 05/08/2027	200,000	203,206
5.80%, 06/23/2028	200,000	207,200
5.80%, 01/07/2029	200,000	208,546
Toyota Motor Credit Corp.
3.05%, 03/22/2027	200,000	198,515
5.25%, 09/11/2028	200,000	206,791
5.35%, 01/09/2035	200,000	208,676
5.55%, 11/20/2030	200,000	211,421
		3,848,840
Auto Parts & Equipment — 0.1%
Aptiv Swiss Holdings, Ltd.
3.10%, 12/01/2051	200,000	129,196
Lear Corp.
2.60%, 01/15/2032	200,000	178,672
		307,868
Banks — 7.9%
Banco Santander SA
4.38%, 04/12/2028	400,000	402,363
5.44%, 07/15/2031	200,000	209,570
5.55%, 03/14/2028	400,000	406,387
6.94%, 11/07/2033	200,000	228,019
Bank of America Corp.
2.48%, 09/21/2036	250,000	219,404
2.65%, 03/11/2032	250,000	229,509
2.68%, 06/19/2041	200,000	146,559
2.69%, 04/22/2032	100,000	91,763
3.31%, 04/22/2042	200,000	156,562
3.42%, 12/20/2028	400,000	395,643
4.08%, 03/20/2051	200,000	159,785

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
4.33%, 03/15/2050	$ 200,000	$ 167,977
4.44%, 01/20/2048	200,000	173,049
4.98%, 01/24/2029	200,000	203,694
5.02%, 07/22/2033	200,000	203,972
5.20%, 04/25/2029	250,000	256,085
5.29%, 04/25/2034	200,000	205,453
5.46%, 05/09/2036	200,000	206,896
5.47%, 01/23/2035	200,000	207,376
5.51%, 01/24/2036	200,000	207,617
5.52%, 10/25/2035	200,000	204,120
5.87%, 09/15/2034	200,000	212,433
Bank of Montreal
4.35%, 09/22/2031	100,000	99,841
5.00%, 01/27/2029	200,000	203,733
Bank of New York Mellon Corp.
5.06%, 07/22/2032	200,000	206,800
5.83%, 10/25/2033	200,000	214,809
Bank of Nova Scotia
5.65%, 02/01/2034	200,000	211,267
Barclays PLC
4.95%, 01/10/2047	200,000	184,880
5.25%, 08/17/2045	200,000	193,482
5.34%, 09/10/2035	200,000	202,598
7.39%, 11/02/2028	400,000	422,059
Canadian Imperial Bank of Commerce
5.26%, 04/08/2029	200,000	206,924
Citibank, N.A.
5.57%, 04/30/2034	250,000	263,149
5.80%, 09/29/2028	250,000	261,906
Citigroup, Inc.
2.56%, 05/01/2032	250,000	226,774
3.67%, 07/24/2028	400,000	398,075
4.13%, 07/25/2028	250,000	250,271
4.41%, 03/31/2031	250,000	249,962
4.45%, 09/29/2027	300,000	301,936
4.65%, 07/30/2045	100,000	90,146
4.65%, 07/23/2048	200,000	175,821
5.17%, 09/11/2036	100,000	100,425
5.45%, 06/11/2035	200,000	206,154
5.61%, 03/04/2056	200,000	198,554
6.02%, 01/24/2036	200,000	208,501
Citizens Financial Group, Inc.
2.50%, 02/06/2030	200,000	186,464
Cooperatieve Rabobank UA
4.49%, 10/17/2029	250,000	254,622
4.80%, 01/09/2029	250,000	255,964
Deutsche Bank AG
5.37%, 01/10/2029	400,000	408,476
5.40%, 09/11/2035	200,000	202,876
Fifth Third Bancorp
6.36%, 10/27/2028	200,000	207,642
Goldman Sachs Group, Inc.
2.62%, 04/22/2032	400,000	364,305
2.64%, 02/24/2028	200,000	197,135
3.10%, 02/24/2033	100,000	91,889
3.81%, 04/23/2029	400,000	397,602
4.02%, 10/31/2038	200,000	178,949
4.15%, 01/21/2029	100,000	100,073
4.22%, 05/01/2029	400,000	400,948
4.94%, 10/21/2036	100,000	98,606
5.02%, 10/23/2035	400,000	400,320
5.07%, 01/21/2037	100,000	99,571
Security Description	Shares or Principal Amount	Value

Banks (continued)
5.56%, 11/19/2045	$ 200,000	$ 198,930
5.73%, 01/28/2056	200,000	201,622
6.75%, 10/01/2037	200,000	222,033
HSBC Holdings PLC
2.01%, 09/22/2028	400,000	386,978
2.80%, 05/24/2032	400,000	366,113
4.04%, 03/13/2028	400,000	399,932
4.95%, 03/31/2030	400,000	409,475
5.29%, 11/19/2030	400,000	413,200
5.79%, 05/13/2036	200,000	209,979
6.50%, 09/15/2037	200,000	219,297
7.40%, 11/13/2034	200,000	227,423
Huntington Bancshares, Inc.
5.71%, 02/02/2035	100,000	104,062
ING Groep NV
4.02%, 03/28/2028	200,000	200,096
4.05%, 04/09/2029	200,000	199,568
5.34%, 03/19/2030	200,000	206,462
JPMorgan Chase & Co.
2.96%, 05/13/2031	400,000	376,984
3.33%, 04/22/2052	200,000	141,181
3.78%, 02/01/2028	400,000	399,179
3.96%, 11/15/2048	200,000	160,833
4.01%, 04/23/2029	400,000	399,754
4.45%, 12/05/2029	400,000	403,963
4.85%, 07/25/2028	400,000	404,901
4.91%, 07/25/2033	200,000	203,210
4.95%, 10/22/2035	200,000	200,843
5.00%, 07/22/2030	400,000	410,567
5.14%, 01/24/2031	400,000	412,717
5.35%, 06/01/2034	200,000	206,852
5.58%, 04/22/2030	400,000	416,751
5.60%, 07/15/2041	200,000	206,739
5.72%, 09/14/2033	200,000	211,048
6.25%, 10/23/2034	200,000	218,221
6.40%, 05/15/2038	200,000	224,183
KeyCorp
2.55%, 10/01/2029	200,000	189,377
Kreditanstalt fuer Wiederaufbau
3.00%, 05/20/2027	600,000	595,637
4.38%, 03/01/2027	600,000	605,005
4.38%, 02/28/2034	400,000	406,023
Lloyds Banking Group PLC
4.34%, 01/09/2048	200,000	166,519
4.38%, 03/22/2028	400,000	402,928
Manufacturers & Traders Trust Co.
4.70%, 01/27/2028	250,000	253,468
Mitsubishi UFJ Financial Group, Inc.
3.75%, 07/18/2039	200,000	173,735
5.13%, 07/20/2033	200,000	204,807
5.43%, 04/17/2035	200,000	206,912
Mizuho Financial Group, Inc.
5.75%, 07/06/2034	400,000	422,945
Morgan Stanley
1.79%, 02/13/2032	400,000	351,196
2.48%, 09/16/2036	250,000	219,832
2.70%, 01/22/2031	250,000	234,597
4.21%, 04/20/2028	400,000	400,908
4.30%, 01/27/2045	100,000	86,360
4.65%, 10/18/2030	250,000	253,065
5.25%, 04/21/2034	200,000	205,201
5.32%, 07/19/2035	200,000	205,082
5.52%, 11/19/2055	200,000	197,351

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
5.59%, 01/18/2036	$ 200,000	$ 208,217
5.60%, 03/24/2051	200,000	199,381
6.38%, 07/24/2042	200,000	221,573
Morgan Stanley Bank, N.A.
4.97%, 07/14/2028	400,000	405,217
Morgan Stanley Private Bank, N.A.
4.47%, 11/19/2031	250,000	250,079
4.73%, 07/18/2031	100,000	101,314
NatWest Group PLC
5.08%, 01/27/2030	400,000	409,796
Oesterreichische Kontrollbank AG
4.75%, 05/21/2027	600,000	608,703
PNC Bank, N.A.
2.70%, 10/22/2029	300,000	284,034
4.05%, 07/26/2028	400,000	400,095
PNC Financial Services Group, Inc.
3.45%, 04/23/2029	400,000	394,168
5.58%, 06/12/2029	400,000	414,068
6.88%, 10/20/2034	100,000	112,384
Regions Financial Corp.
5.72%, 06/06/2030	200,000	208,822
Royal Bank of Canada
4.97%, 01/24/2029	400,000	407,801
4.97%, 08/02/2030	200,000	204,794
5.15%, 02/04/2031	200,000	206,129
Santander Holdings USA, Inc.
6.50%, 03/09/2029	200,000	208,603
Santander UK Group Holdings PLC
6.53%, 01/10/2029	200,000	208,778
State Street Corp.
4.54%, 02/28/2028	400,000	405,583
5.16%, 05/18/2034	200,000	205,396
Sumitomo Mitsui Financial Group, Inc.
5.72%, 09/14/2028	400,000	416,312
5.80%, 07/08/2046	100,000	101,018
5.84%, 07/09/2044	200,000	205,150
Toronto-Dominion Bank
4.11%, 06/08/2027	400,000	401,127
4.78%, 12/17/2029	200,000	204,851
5.52%, 07/17/2028	200,000	207,189
Truist Financial Corp.
4.87%, 01/26/2029	400,000	406,264
5.71%, 01/24/2035	200,000	209,452
UBS AG
5.65%, 09/11/2028	200,000	208,730
US Bancorp
3.15%, 04/27/2027	400,000	397,162
5.05%, 02/12/2031	200,000	205,360
5.38%, 01/23/2030	200,000	206,995
5.68%, 01/23/2035	200,000	209,722
Wells Fargo & Co.
2.88%, 10/30/2030	400,000	381,120
3.07%, 04/30/2041	100,000	77,170
3.35%, 03/02/2033	400,000	372,974
3.53%, 03/24/2028	400,000	397,891
3.90%, 05/01/2045	200,000	161,818
4.61%, 04/25/2053	200,000	171,384
5.01%, 04/04/2051	200,000	182,728
5.20%, 01/23/2030	400,000	411,882
5.24%, 01/24/2031	300,000	309,948
5.56%, 07/25/2034	400,000	416,853
5.57%, 07/25/2029	400,000	413,881
Security Description	Shares or Principal Amount	Value

Banks (continued)
5.71%, 04/22/2028	$ 400,000	$ 408,006
Westpac Banking Corp.
5.54%, 11/17/2028	400,000	417,930
5.62%, 11/20/2035	200,000	206,221
		42,335,862
Beverages — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	100,000	98,617
4.90%, 02/01/2046	200,000	184,553
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/2030	200,000	195,469
4.44%, 10/06/2048	100,000	86,027
4.75%, 01/23/2029	200,000	204,102
5.45%, 01/23/2039	100,000	103,051
5.55%, 01/23/2049	100,000	99,596
5.80%, 01/23/2059	100,000	101,877
Coca-Cola Co.
2.50%, 03/15/2051	100,000	60,213
3.38%, 03/25/2027	400,000	398,953
5.00%, 05/13/2034	100,000	103,811
5.20%, 01/14/2055	100,000	96,023
5.40%, 05/13/2064	100,000	96,980
Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032	200,000	168,923
Constellation Brands, Inc.
3.15%, 08/01/2029	200,000	193,135
4.10%, 02/15/2048	100,000	79,024
Diageo Capital PLC
2.38%, 10/24/2029	200,000	188,357
3.88%, 04/29/2043	100,000	82,072
Keurig Dr Pepper, Inc.
4.05%, 04/15/2032	200,000	192,674
4.50%, 04/15/2052	50,000	40,497
Molson Coors Beverage Co.
4.20%, 07/15/2046	100,000	80,768
PepsiCo., Inc.
2.88%, 10/15/2049	100,000	65,870
3.00%, 10/15/2027	400,000	395,987
4.45%, 04/14/2046	100,000	88,458
5.00%, 02/07/2035	100,000	102,467
5.25%, 07/17/2054	100,000	97,151
		3,604,655
Biotechnology — 0.4%
Amgen, Inc.
4.05%, 08/18/2029	200,000	199,937
4.40%, 05/01/2045	100,000	85,864
4.66%, 06/15/2051	100,000	85,708
5.15%, 03/02/2028	100,000	102,367
5.15%, 11/15/2041	200,000	192,936
5.25%, 03/02/2033	200,000	206,969
5.60%, 03/02/2043	100,000	100,747
5.65%, 03/02/2053	100,000	98,432
5.75%, 03/02/2063	100,000	97,769
Biogen, Inc.
2.25%, 05/01/2030	200,000	183,850
Gilead Sciences, Inc.
4.75%, 03/01/2046	100,000	90,640
5.60%, 11/15/2064	100,000	98,998
5.65%, 12/01/2041	100,000	103,758

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Biotechnology (continued)
Royalty Pharma PLC
3.55%, 09/02/2050	$ 100,000	$ 69,601
5.15%, 09/02/2029	200,000	205,991
		1,923,567
Building Materials — 0.2%
Carrier Global Corp.
3.58%, 04/05/2050	100,000	73,760
5.90%, 03/15/2034	100,000	107,016
CRH SMW Finance DAC
5.20%, 05/21/2029	200,000	206,502
Johnson Controls International PLC
4.63%, 07/02/2044	100,000	89,332
Martin Marietta Materials, Inc.
5.50%, 12/01/2054	50,000	48,385
Owens Corning
5.50%, 06/15/2027	100,000	101,923
5.95%, 06/15/2054	50,000	51,033
Trane Technologies Financing, Ltd.
3.80%, 03/21/2029	100,000	99,624
Trane Technologies HoldCo., Ltd.
5.75%, 06/15/2043	50,000	52,079
Vulcan Materials Co.
5.70%, 12/01/2054	50,000	49,765
		879,419
Chemicals — 0.4%
Air Products & Chemicals, Inc.
2.80%, 05/15/2050	100,000	64,214
4.60%, 02/08/2029	200,000	203,770
CF Industries, Inc.
5.38%, 03/15/2044	100,000	94,527
Dow Chemical Co.
5.35%, 03/15/2035	200,000	197,594
5.95%, 03/15/2055	100,000	91,575
DuPont de Nemours, Inc.
5.32%, 11/15/2038	200,000	199,867
Eastman Chemical Co.
4.65%, 10/15/2044	50,000	42,567
Ecolab, Inc.
2.70%, 12/15/2051	50,000	30,996
LYB International Finance III LLC
5.50%, 03/01/2034	200,000	197,375
LyondellBasell Industries NV
4.63%, 02/26/2055	100,000	75,088
Nutrien, Ltd.
5.40%, 06/21/2034	100,000	103,065
5.80%, 03/27/2053	100,000	100,260
PPG Industries, Inc.
3.75%, 03/15/2028	400,000	398,858
Sherwin-Williams Co.
4.50%, 06/01/2047	100,000	85,560
Westlake Corp.
3.38%, 08/15/2061	100,000	59,427
		1,944,743
Commercial Services — 0.4%
Global Payments, Inc.
5.40%, 08/15/2032	100,000	101,489
5.95%, 08/15/2052	50,000	47,927
Johns Hopkins University
4.71%, 07/01/2032	50,000	51,184
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Leland Stanford Junior University
2.41%, 06/01/2050	$ 100,000	$ 59,711
Moody's Corp.
5.00%, 08/05/2034	200,000	203,189
PayPal Holdings, Inc.
5.05%, 06/01/2052	100,000	90,336
5.15%, 06/01/2034	100,000	102,087
President & Fellows of Harvard College
3.75%, 11/15/2052	200,000	152,931
S&P Global, Inc.
2.45%, 03/01/2027	400,000	394,316
4.75%, 08/01/2028	200,000	203,812
Trustees of Princeton University
2.52%, 07/01/2050	200,000	124,324
University of Southern California
5.25%, 10/01/2111	200,000	185,869
Verisk Analytics, Inc.
4.13%, 03/15/2029	400,000	399,964
		2,117,139
Computers — 0.8%
Apple, Inc.
1.40%, 08/05/2028	400,000	378,704
1.65%, 05/11/2030	400,000	363,744
1.65%, 02/08/2031	400,000	357,077
2.65%, 02/08/2051	300,000	185,147
3.85%, 05/04/2043	300,000	252,631
4.65%, 02/23/2046	300,000	272,812
Dell International LLC/EMC Corp.
5.30%, 10/01/2029	400,000	412,660
5.75%, 02/01/2033	200,000	209,951
Hewlett Packard Enterprise Co.
4.85%, 10/15/2031	200,000	201,694
5.00%, 10/15/2034	200,000	196,948
HP, Inc.
5.50%, 01/15/2033	200,000	204,660
International Business Machines Corp.
3.50%, 05/15/2029	400,000	393,546
4.25%, 05/15/2049	200,000	161,464
5.20%, 02/10/2035	400,000	409,070
		4,000,108
Cosmetics/Personal Care — 0.3%
Estee Lauder Cos., Inc.
2.38%, 12/01/2029	200,000	187,698
5.15%, 05/15/2053	100,000	92,348
Haleon US Capital LLC
3.38%, 03/24/2029	250,000	244,644
Kenvue, Inc.
5.05%, 03/22/2028	200,000	204,393
5.05%, 03/22/2053	100,000	91,554
Procter & Gamble Co.
1.20%, 10/29/2030	200,000	176,259
1.95%, 04/23/2031	200,000	180,645
Unilever Capital Corp.
2.63%, 08/12/2051	100,000	61,974
4.88%, 09/08/2028	200,000	205,219
		1,444,734
Distribution/Wholesale — 0.0%
WW Grainger, Inc.
4.60%, 06/15/2045	100,000	90,277

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services — 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/2028	$ 150,000	$ 145,514
3.30%, 01/30/2032	150,000	138,780
3.40%, 10/29/2033	150,000	135,055
5.38%, 12/15/2031	150,000	155,163
6.45%, 04/15/2027	400,000	410,495
Air Lease Corp.
2.88%, 01/15/2032	100,000	89,984
5.10%, 03/01/2029	200,000	203,746
Ally Financial, Inc.
8.00%, 11/01/2031	200,000	226,780
American Express Co.
4.35%, 07/20/2029	50,000	50,310
5.10%, 02/16/2028	400,000	404,639
5.28%, 07/26/2035	200,000	204,756
6.49%, 10/30/2031	200,000	217,822
Ameriprise Financial, Inc.
5.70%, 12/15/2028	200,000	209,390
Ares Management Corp.
6.38%, 11/10/2028	200,000	210,983
BGC Group, Inc.
6.60%, 06/10/2029	100,000	104,572
Blue Owl Finance LLC
6.25%, 04/18/2034	50,000	51,527
Capital One Financial Corp.
3.75%, 03/09/2027	400,000	399,215
6.18%, 01/30/2036	100,000	103,533
6.38%, 06/08/2034	200,000	214,760
7.62%, 10/30/2031	200,000	224,504
Charles Schwab Corp.
2.45%, 03/03/2027	400,000	394,446
5.85%, 05/19/2034	100,000	106,738
6.14%, 08/24/2034	100,000	108,592
CME Group, Inc.
2.65%, 03/15/2032	200,000	182,729
Franklin Resources, Inc.
1.60%, 10/30/2030	200,000	177,506
Intercontinental Exchange, Inc.
3.00%, 09/15/2060	100,000	59,306
4.60%, 03/15/2033	200,000	201,062
4.95%, 06/15/2052	100,000	90,880
Jefferies Financial Group, Inc.
4.15%, 01/23/2030	100,000	98,698
6.20%, 04/14/2034	100,000	105,166
Lazard Group LLC
4.50%, 09/19/2028	200,000	201,389
LPL Holdings, Inc.
5.20%, 03/15/2030	100,000	102,235
Mastercard, Inc.
2.95%, 06/01/2029	400,000	387,913
3.85%, 03/26/2050	200,000	155,674
Nasdaq, Inc.
5.95%, 08/15/2053	100,000	103,524
Nomura Holdings, Inc.
5.78%, 07/03/2034	200,000	210,694
Raymond James Financial, Inc.
4.95%, 07/15/2046	50,000	45,759
Synchrony Financial
3.95%, 12/01/2027	400,000	398,062
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Visa, Inc.
1.90%, 04/15/2027	$ 400,000	$ 392,180
4.30%, 12/14/2045	200,000	173,608
		7,597,689
Electric — 2.8%
AEP Texas, Inc.
3.45%, 05/15/2051	200,000	135,627
AEP Transmission Co. LLC
5.40%, 03/15/2053	200,000	193,401
AES Corp.
5.80%, 03/15/2032	200,000	206,756
Alabama Power Co.
3.75%, 03/01/2045	200,000	157,480
Arizona Public Service Co.
5.55%, 08/01/2033	200,000	208,479
Baltimore Gas & Electric Co.
4.55%, 06/01/2052	200,000	168,232
5.40%, 06/01/2053	100,000	96,169
Berkshire Hathaway Energy Co.
3.80%, 07/15/2048	200,000	152,749
6.13%, 04/01/2036	200,000	216,749
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051	200,000	140,476
CenterPoint Energy, Inc.
6.85%, 02/15/2055	50,000	53,032
Commonwealth Edison Co.
3.65%, 06/15/2046	200,000	152,761
3.80%, 10/01/2042	200,000	161,340
Connecticut Light & Power Co.
4.00%, 04/01/2048	200,000	159,213
Consolidated Edison Co. of New York, Inc.
4.50%, 05/15/2058	200,000	162,995
5.70%, 05/15/2054	200,000	199,078
Constellation Energy Generation LLC
6.25%, 10/01/2039	200,000	215,951
Consumers Energy Co.
4.05%, 05/15/2048	200,000	161,346
4.63%, 05/15/2033	200,000	200,326
Dominion Energy South Carolina, Inc.
6.05%, 01/15/2038	200,000	215,451
Dominion Energy, Inc.
4.25%, 06/01/2028	200,000	200,952
4.70%, 12/01/2044	200,000	174,397
6.63%, 05/15/2055	100,000	102,813
7.00%, 06/01/2054	50,000	54,068
DTE Electric Co.
3.70%, 03/15/2045	200,000	156,363
DTE Energy Co.
4.88%, 06/01/2028	200,000	203,423
4.95%, 07/01/2027	200,000	202,508
Duke Energy Carolinas LLC
4.95%, 01/15/2033	400,000	410,600
5.35%, 01/15/2053	200,000	191,883
Duke Energy Corp.
5.00%, 08/15/2052	200,000	175,970
Duke Energy Florida LLC
3.40%, 10/01/2046	200,000	145,971
Duke Energy Indiana LLC
5.40%, 04/01/2053	200,000	190,704
Entergy Louisiana LLC
5.15%, 09/15/2034	200,000	204,099
5.80%, 03/15/2055	200,000	201,169

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Evergy Kansas Central, Inc.
5.90%, 11/15/2033	$ 200,000	$ 213,712
Exelon Corp.
5.15%, 03/15/2028	200,000	204,549
6.50%, 03/15/2055	50,000	51,905
FirstEnergy Transmission LLC
4.55%, 01/15/2030	200,000	201,177
Florida Power & Light Co.
2.45%, 02/03/2032	400,000	360,506
5.70%, 03/15/2055	200,000	202,817
Georgia Power Co.
4.95%, 05/17/2033	200,000	204,172
5.25%, 03/15/2034	200,000	206,199
Indiana Michigan Power Co.
5.63%, 04/01/2053	100,000	99,588
Interstate Power & Light Co.
3.60%, 04/01/2029	200,000	196,702
Kentucky Utilities Co.
5.13%, 11/01/2040	200,000	196,863
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/2030	200,000	186,475
5.05%, 09/15/2028	200,000	205,059
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/2028	200,000	190,836
4.90%, 02/28/2028	200,000	203,623
5.05%, 02/28/2033	200,000	204,417
5.25%, 02/28/2053	200,000	186,230
Northern States Power Co.
2.90%, 03/01/2050	400,000	261,971
NSTAR Electric Co.
5.40%, 06/01/2034	200,000	207,088
Oglethorpe Power Corp.
6.20%, 12/01/2053	50,000	51,394
Oklahoma Gas & Electric Co.
5.40%, 01/15/2033	200,000	208,533
Oncor Electric Delivery Co. LLC
5.55%, 06/15/2054	200,000	194,642
Pacific Gas & Electric Co.
4.55%, 07/01/2030	600,000	598,348
4.95%, 07/01/2050	200,000	169,600
6.70%, 04/01/2053	200,000	211,806
PacifiCorp
2.70%, 09/15/2030	400,000	369,229
5.80%, 01/15/2055	200,000	188,363
Public Service Co. of Colorado
3.60%, 09/15/2042	100,000	78,277
5.25%, 04/01/2053	100,000	92,979
Public Service Electric & Gas Co.
3.20%, 05/15/2029	200,000	195,061
5.45%, 08/01/2053	200,000	195,478
Puget Sound Energy, Inc.
5.76%, 10/01/2039	200,000	208,455
San Diego Gas & Electric Co.
5.40%, 04/15/2035	200,000	206,240
Sempra
6.88%, 10/01/2054	50,000	51,252
Southern California Edison Co.
3.65%, 02/01/2050	100,000	69,817
4.00%, 04/01/2047	200,000	150,990
4.13%, 03/01/2048	100,000	76,570
4.20%, 03/01/2029	200,000	199,149
5.15%, 06/01/2029	200,000	204,797
Security Description	Shares or Principal Amount	Value

Electric (continued)
5.20%, 06/01/2034	$ 200,000	$ 200,204
Southern Co.
3.70%, 04/30/2030	200,000	195,205
Tampa Electric Co.
5.15%, 03/01/2035	200,000	202,329
Tucson Electric Power Co.
5.20%, 09/15/2034	200,000	203,951
Union Electric Co.
5.13%, 03/15/2055	100,000	92,222
5.45%, 03/15/2053	100,000	96,589
Virginia Electric & Power Co.
2.30%, 11/15/2031	200,000	178,310
3.75%, 05/15/2027	200,000	199,632
Wisconsin Electric Power Co.
5.63%, 05/15/2033	200,000	213,318
		15,059,160
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.80%, 12/21/2051	100,000	63,484
Electronics — 0.2%
Amphenol Corp.
5.38%, 11/15/2054	100,000	97,331
Honeywell International, Inc.
4.50%, 01/15/2034	200,000	198,320
4.65%, 07/30/2027	400,000	404,943
5.25%, 03/01/2054	100,000	94,898
		795,492
Environmental Control — 0.2%
Republic Services, Inc.
2.30%, 03/01/2030	200,000	186,371
5.00%, 04/01/2034	100,000	102,170
Waste Connections, Inc.
2.60%, 02/01/2030	100,000	94,510
2.95%, 01/15/2052	50,000	32,365
Waste Management, Inc.
4.95%, 07/03/2027	400,000	406,483
4.95%, 03/15/2035	100,000	101,303
5.35%, 10/15/2054	100,000	97,412
		1,020,614
Food — 0.5%
Conagra Brands, Inc.
1.38%, 11/01/2027	200,000	190,838
5.40%, 11/01/2048	50,000	44,118
Flowers Foods, Inc.
6.20%, 03/15/2055	50,000	45,840
General Mills, Inc.
4.70%, 04/17/2048	100,000	87,483
5.50%, 10/17/2028	200,000	207,311
Hershey Co.
2.45%, 11/15/2029	100,000	94,521
2.65%, 06/01/2050	100,000	61,498
J.M. Smucker Co.
2.38%, 03/15/2030	100,000	92,964
6.50%, 11/15/2053	50,000	54,149
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
6.50%, 12/01/2052	100,000	103,944
6.75%, 03/15/2034	200,000	220,499
Kraft Heinz Foods Co.
3.88%, 05/15/2027	200,000	199,366

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Food (continued)
4.38%, 06/01/2046	$ 100,000	$ 82,064
5.00%, 07/15/2035	200,000	198,192
5.20%, 07/15/2045	100,000	90,921
Kroger Co.
1.70%, 01/15/2031	200,000	176,211
5.50%, 09/15/2054	100,000	95,413
5.65%, 09/15/2064	100,000	95,168
Mondelez International, Inc.
2.75%, 04/13/2030	200,000	188,522
Pilgrim's Pride Corp.
6.25%, 07/01/2033	100,000	106,899
Sysco Corp.
3.15%, 12/14/2051	100,000	66,756
6.60%, 04/01/2050	50,000	55,311
The Campbell's Company
4.80%, 03/15/2048	100,000	85,863
Tyson Foods, Inc.
4.88%, 08/15/2034	200,000	198,815
		2,842,666
Forest Products & Paper — 0.0%
International Paper Co.
4.35%, 08/15/2048	50,000	40,520
6.00%, 11/15/2041	100,000	103,642
Suzano Austria GmbH
3.13%, 01/15/2032	100,000	89,733
		233,895
Gas — 0.4%
Atmos Energy Corp.
3.00%, 06/15/2027	200,000	198,058
4.30%, 10/01/2048	200,000	165,789
NiSource, Inc.
3.49%, 05/15/2027	600,000	596,401
6.38%, 03/31/2055	100,000	103,332
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/2029	600,000	587,482
Southern California Gas Co.
5.20%, 06/01/2033	200,000	205,777
6.35%, 11/15/2052	200,000	214,937
Southern Co. Gas Capital Corp.
5.88%, 03/15/2041	200,000	206,738
		2,278,514
Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.
4.25%, 11/15/2028	100,000	100,318
4.85%, 11/15/2048	50,000	43,860
		144,178
Healthcare-Products — 0.3%
Abbott Laboratories
4.90%, 11/30/2046	100,000	93,227
6.00%, 04/01/2039	100,000	109,291
Baxter International, Inc.
3.13%, 12/01/2051	100,000	62,905
Boston Scientific Corp.
4.70%, 03/01/2049	100,000	89,962
Danaher Corp.
2.80%, 12/10/2051	100,000	63,299
GE HealthCare Technologies, Inc.
6.38%, 11/22/2052	100,000	108,455
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Medtronic, Inc.
4.63%, 03/15/2045	$ 100,000	$ 91,575
Solventum Corp.
5.40%, 03/01/2029	139,000	144,049
5.90%, 04/30/2054	100,000	100,484
Stryker Corp.
2.90%, 06/15/2050	100,000	65,382
4.70%, 02/10/2028	200,000	203,088
Thermo Fisher Scientific, Inc.
2.00%, 10/15/2031	400,000	356,374
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/2031	200,000	180,666
		1,668,757
Healthcare-Services — 1.3%
Aetna, Inc.
6.75%, 12/15/2037	100,000	109,971
Ascension Health
2.53%, 11/15/2029	100,000	94,872
3.95%, 11/15/2046	150,000	120,902
Centene Corp.
2.45%, 07/15/2028	200,000	188,184
2.50%, 03/01/2031	100,000	86,478
4.63%, 12/15/2029	100,000	97,480
Cigna Group
4.38%, 10/15/2028	400,000	403,286
4.80%, 07/15/2046	200,000	176,621
4.90%, 12/15/2048	100,000	88,663
5.40%, 03/15/2033	200,000	207,868
CommonSpirit Health
4.35%, 11/01/2042	100,000	86,630
5.55%, 12/01/2054	200,000	191,120
Elevance Health, Inc.
2.25%, 05/15/2030	200,000	183,727
5.13%, 02/15/2053	100,000	89,991
5.20%, 02/15/2035	200,000	202,963
5.50%, 10/15/2032	200,000	209,479
5.70%, 02/15/2055	100,000	97,543
HCA, Inc.
4.63%, 03/15/2052	100,000	81,618
5.25%, 06/15/2049	100,000	90,583
5.63%, 09/01/2028	200,000	206,104
5.75%, 03/01/2035	200,000	209,151
5.95%, 09/15/2054	100,000	98,655
6.00%, 04/01/2054	100,000	99,206
Humana, Inc.
4.88%, 04/01/2030	200,000	201,554
5.75%, 04/15/2054	100,000	92,151
Kaiser Foundation Hospitals
3.15%, 05/01/2027	200,000	198,386
4.15%, 05/01/2047	300,000	248,904
Laboratory Corp. of America Holdings
4.35%, 04/01/2030	200,000	200,296
New York & Presbyterian Hospital
3.95%, 08/01/2119	200,000	137,987
Northwell Healthcare, Inc.
4.26%, 11/01/2047	100,000	82,063
NYU Langone Hospitals
5.75%, 07/01/2043	200,000	205,183
Quest Diagnostics, Inc.
4.63%, 12/15/2029	200,000	203,358
4.70%, 03/30/2045	100,000	89,889

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Services (continued)
Sutter Health
2.29%, 08/15/2030	$ 200,000	$ 183,681
UnitedHealth Group, Inc.
3.85%, 06/15/2028	200,000	199,528
3.88%, 12/15/2028	200,000	199,637
4.20%, 01/15/2047	200,000	162,766
4.50%, 04/15/2033	200,000	197,412
5.15%, 07/15/2034	200,000	204,045
5.20%, 04/15/2063	100,000	89,038
5.35%, 02/15/2033	200,000	207,863
5.63%, 07/15/2054	200,000	194,748
5.75%, 07/15/2064	100,000	97,020
5.80%, 03/15/2036	200,000	211,630
5.88%, 02/15/2053	150,000	150,722
		7,178,956
Household Products/Wares — 0.1%
Church & Dwight Co., Inc.
5.00%, 06/15/2052	100,000	91,865
Kimberly-Clark Corp.
2.88%, 02/07/2050	100,000	66,453
3.20%, 04/25/2029	200,000	195,654
		353,972
Insurance — 0.9%
Aegon, Ltd.
5.50%, 04/11/2048	200,000	202,389
Allstate Corp.
4.20%, 12/15/2046	100,000	81,784
5.05%, 06/24/2029	200,000	206,211
Aon Corp.
4.50%, 12/15/2028	200,000	202,738
Aon Corp./Aon Global Holdings PLC
3.90%, 02/28/2052	100,000	74,930
Aon North America, Inc.
5.75%, 03/01/2054	100,000	99,720
Arthur J Gallagher & Co.
5.50%, 03/02/2033	200,000	207,740
5.55%, 02/15/2055	100,000	95,652
Berkshire Hathaway Finance Corp.
2.30%, 03/15/2027	200,000	197,001
2.50%, 01/15/2051	100,000	59,277
3.85%, 03/15/2052	100,000	76,331
4.20%, 08/15/2048	100,000	82,816
Brighthouse Financial, Inc.
5.63%, 05/15/2030	100,000	101,740
Brown & Brown, Inc.
2.38%, 03/15/2031	200,000	179,769
Chubb INA Holdings LLC
4.35%, 11/03/2045	100,000	86,758
5.00%, 03/15/2034	200,000	204,035
Equitable Holdings, Inc.
5.00%, 04/20/2048	100,000	89,947
Everest Reinsurance Holdings, Inc.
3.50%, 10/15/2050	50,000	34,816
Fairfax Financial Holdings, Ltd.
6.35%, 03/22/2054	50,000	52,330
6.50%, 05/20/2055	100,000	105,788
Hartford Insurance Group, Inc.
2.80%, 08/19/2029	200,000	191,867
Lincoln National Corp.
3.40%, 01/15/2031	200,000	189,848
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Manulife Financial Corp.
3.70%, 03/16/2032	$ 100,000	$ 95,758
Markel Group, Inc.
6.00%, 05/16/2054	100,000	101,127
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030	200,000	182,534
5.00%, 03/15/2035	200,000	201,852
5.40%, 03/15/2055	100,000	96,531
MetLife, Inc.
4.55%, 03/23/2030	200,000	203,852
5.25%, 01/15/2054	200,000	189,575
5.88%, 02/06/2041	100,000	104,572
Principal Financial Group, Inc.
5.50%, 03/15/2053	100,000	96,578
Progressive Corp.
4.20%, 03/15/2048	100,000	82,748
Prudential Financial, Inc.
3.70%, 03/13/2051	100,000	73,729
3.91%, 12/07/2047	100,000	78,143
4.35%, 02/25/2050	100,000	82,552
6.50%, 03/15/2054	50,000	52,641
Reinsurance Group of America, Inc.
3.90%, 05/15/2029	200,000	198,337
Travelers Cos., Inc.
5.05%, 07/24/2035	25,000	25,326
5.45%, 05/25/2053	100,000	98,113
Unum Group
4.13%, 06/15/2051	100,000	75,671
Willis North America, Inc.
5.05%, 09/15/2048	100,000	90,009
		4,953,135
Internet — 0.8%
Alibaba Group Holding, Ltd.
4.20%, 12/06/2047	200,000	167,070
4.50%, 11/28/2034	200,000	196,880
Alphabet, Inc.
1.90%, 08/15/2040	100,000	67,308
2.25%, 08/15/2060	200,000	101,943
4.10%, 11/15/2030	400,000	400,322
Amazon.com, Inc.
3.10%, 05/12/2051	100,000	66,725
3.15%, 08/22/2027	400,000	397,239
3.60%, 04/13/2032	200,000	193,487
3.95%, 04/13/2052	200,000	155,926
4.05%, 08/22/2047	200,000	163,450
4.25%, 08/22/2057	200,000	159,661
AppLovin Corp.
5.13%, 12/01/2029	200,000	205,154
eBay, Inc.
2.70%, 03/11/2030	200,000	188,092
Expedia Group, Inc.
3.25%, 02/15/2030	200,000	192,026
Meta Platforms, Inc.
3.50%, 08/15/2027	400,000	399,236
4.45%, 08/15/2052	100,000	80,268
4.75%, 08/15/2034	100,000	99,847
4.80%, 05/15/2030	400,000	410,992
4.88%, 11/15/2035	100,000	98,914
5.40%, 08/15/2054	200,000	184,319
5.55%, 08/15/2064	100,000	91,804
5.63%, 11/15/2055	50,000	47,574

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Internet (continued)
Netflix, Inc.
5.40%, 08/15/2054	$ 100,000	$ 95,660
Uber Technologies, Inc.
5.35%, 09/15/2054	50,000	47,575
		4,211,472
Investment Companies — 0.2%
Ares Capital Corp.
2.88%, 06/15/2028	100,000	95,971
5.88%, 03/01/2029	100,000	102,610
Blackstone Private Credit Fund
3.25%, 03/15/2027	100,000	98,486
6.00%, 11/22/2034	100,000	99,310
Blackstone Secured Lending Fund
2.13%, 02/15/2027	100,000	97,629
Blue Owl Credit Income Corp.
6.65%, 03/15/2031	50,000	51,148
7.75%, 01/15/2029	50,000	52,986
FS KKR Capital Corp.
3.13%, 10/12/2028	100,000	92,280
Golub Capital BDC, Inc.
2.05%, 02/15/2027	100,000	97,492
Golub Capital Private Credit Fund
5.80%, 09/12/2029	50,000	50,720
Sixth Street Lending Partners
6.13%, 07/15/2030	50,000	51,170
		889,802
Iron/Steel — 0.1%
ArcelorMittal SA
6.35%, 06/17/2054	50,000	52,881
6.55%, 11/29/2027	200,000	208,149
Nucor Corp.
6.40%, 12/01/2037	50,000	56,078
Vale Overseas, Ltd.
3.75%, 07/08/2030	200,000	193,068
6.40%, 06/28/2054	100,000	102,823
		612,999
Lodging — 0.2%
Las Vegas Sands Corp.
6.00%, 08/15/2029	200,000	208,515
Marriott International, Inc.
2.85%, 04/15/2031	400,000	371,217
Sands China, Ltd.
5.40%, 08/08/2028	200,000	203,848
		783,580
Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp.
4.60%, 11/15/2027	400,000	406,382
4.70%, 11/15/2029	200,000	205,163
Caterpillar, Inc.
3.25%, 04/09/2050	100,000	71,483
4.75%, 05/15/2064	50,000	44,012
		727,040
Machinery-Diversified — 0.2%
Deere & Co.
2.88%, 09/07/2049	100,000	67,193
5.45%, 01/16/2035	50,000	52,649
5.70%, 01/19/2055	100,000	103,806
Security Description	Shares or Principal Amount	Value

Machinery-Diversified (continued)
Ingersoll Rand, Inc.
5.18%, 06/15/2029	$ 100,000	$ 103,412
5.70%, 06/15/2054	50,000	50,160
John Deere Capital Corp.
4.75%, 01/20/2028	200,000	204,100
4.95%, 07/14/2028	200,000	205,464
Otis Worldwide Corp.
3.36%, 02/15/2050	100,000	70,692
Regal Rexnord Corp.
6.05%, 04/15/2028	100,000	103,662
		961,138
Media — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.85%, 04/01/2061	100,000	60,182
4.80%, 03/01/2050	200,000	151,558
5.85%, 12/01/2035	50,000	49,762
6.38%, 10/23/2035	200,000	206,715
6.48%, 10/23/2045	200,000	188,236
6.55%, 06/01/2034	200,000	210,086
6.70%, 12/01/2055	25,000	24,141
6.83%, 10/23/2055	100,000	95,965
Comcast Corp.
2.89%, 11/01/2051	200,000	117,722
2.94%, 11/01/2056	200,000	112,727
2.99%, 11/01/2063	200,000	108,245
3.45%, 02/01/2050	200,000	133,624
3.90%, 03/01/2038	200,000	173,538
5.17%, 01/15/2037*	397,000	390,471
5.35%, 05/15/2053	100,000	89,935
Fox Corp.
6.50%, 10/13/2033	200,000	219,828
NBCUniversal Media LLC
4.45%, 01/15/2043	200,000	170,087
Paramount Global
4.20%, 06/01/2029	100,000	97,314
4.20%, 05/19/2032	100,000	90,296
4.38%, 03/15/2043	100,000	68,876
4.95%, 05/19/2050	50,000	35,077
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033	100,000	114,991
Time Warner Cable LLC
6.75%, 06/15/2039	100,000	100,476
TWDC Enterprises 18 Corp.
2.95%, 06/15/2027	400,000	396,169
Walt Disney Co.
2.75%, 09/01/2049	100,000	63,382
3.60%, 01/13/2051	100,000	74,319
3.80%, 05/13/2060	100,000	73,228
4.70%, 03/23/2050	100,000	89,151
4.95%, 10/15/2045	100,000	93,482
		3,799,583
Mining — 0.2%
Barrick North America Finance LLC
5.75%, 05/01/2043	50,000	51,087
BHP Billiton Finance USA, Ltd.
5.25%, 09/08/2030	200,000	208,047
5.50%, 09/08/2053	100,000	99,075
Freeport-McMoRan, Inc.
5.45%, 03/15/2043	100,000	97,449

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Mining (continued)
Newmont Corp.
4.88%, 03/15/2042	$ 50,000	$ 47,735
Rio Tinto Finance USA PLC
5.13%, 03/09/2053	100,000	93,344
5.25%, 03/14/2035	200,000	205,617
Rio Tinto Finance USA, Ltd.
7.13%, 07/15/2028	200,000	214,712
Southern Copper Corp.
5.25%, 11/08/2042	100,000	97,203
		1,114,269
Miscellaneous Manufacturing — 0.2%
3M Co.
2.88%, 10/15/2027	200,000	196,487
4.00%, 09/14/2048	100,000	79,086
Eaton Corp.
4.35%, 05/18/2028	100,000	101,043
4.70%, 08/23/2052	50,000	44,841
Parker-Hannifin Corp.
4.00%, 06/14/2049	100,000	80,927
4.25%, 09/15/2027	200,000	201,095
Textron, Inc.
3.38%, 03/01/2028	200,000	197,358
		900,837
Multi-National — 1.8%
Asian Development Bank
3.63%, 08/28/2029	200,000	199,581
3.75%, 04/25/2028	600,000	602,095
4.13%, 01/12/2034	400,000	399,107
4.25%, 01/14/2036	200,000	199,376
European Bank for Reconstruction & Development
4.13%, 01/25/2029	600,000	607,556
European Investment Bank
1.38%, 03/15/2027	600,000	585,355
4.00%, 02/15/2029	600,000	606,168
4.13%, 02/13/2034	600,000	598,943
4.38%, 03/19/2027	600,000	604,489
Inter-American Development Bank
3.63%, 09/17/2031	400,000	394,030
4.38%, 07/16/2035	200,000	201,373
4.50%, 02/15/2030	600,000	616,965
International Bank for Reconstruction & Development
0.88%, 05/14/2030	500,000	443,192
3.13%, 06/15/2027	1,000,000	991,780
4.00%, 01/10/2031	1,000,000	1,006,814
4.00%, 05/06/2032	500,000	500,445
4.13%, 03/20/2030	500,000	507,053
4.63%, 01/15/2032	500,000	517,653
		9,581,975
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/2029	200,000	193,029
Oil & Gas — 1.1%
APA Corp.
4.25%, 01/15/2030	150,000	148,046
BP Capital Markets America, Inc.
3.00%, 02/24/2050	100,000	65,534
3.00%, 03/17/2052	100,000	64,242
3.38%, 02/08/2061	100,000	65,442
4.23%, 11/06/2028	200,000	201,503
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
4.81%, 02/13/2033	$ 100,000	$ 101,098
4.89%, 09/11/2033	100,000	101,321
5.23%, 11/17/2034	100,000	103,086
Canadian Natural Resources, Ltd.
4.95%, 06/01/2047	100,000	88,340
5.40%, 12/15/2034	100,000	101,770
Cenovus Energy, Inc.
5.40%, 06/15/2047	100,000	91,983
Chevron Corp.
2.24%, 05/11/2030	200,000	185,681
3.08%, 05/11/2050	100,000	68,075
ConocoPhillips Co.
4.03%, 03/15/2062	100,000	72,817
5.50%, 01/15/2055	100,000	96,301
5.55%, 03/15/2054	100,000	96,989
6.95%, 04/15/2029	200,000	217,308
Coterra Energy, Inc.
3.90%, 05/15/2027	100,000	99,776
Devon Energy Corp.
7.95%, 04/15/2032	200,000	232,642
Diamondback Energy, Inc.
5.40%, 04/18/2034	100,000	102,407
5.75%, 04/18/2054	100,000	95,540
EOG Resources, Inc.
4.38%, 04/15/2030	100,000	100,618
EQT Corp.
5.70%, 04/01/2028	100,000	103,152
5.75%, 02/01/2034	200,000	208,720
Equinor ASA
3.13%, 04/06/2030	200,000	192,537
3.70%, 04/06/2050	200,000	151,535
Expand Energy Corp.
5.70%, 01/15/2035	100,000	103,407
Exxon Mobil Corp.
2.44%, 08/16/2029	200,000	191,332
2.61%, 10/15/2030	200,000	187,633
3.10%, 08/16/2049	100,000	68,085
3.45%, 04/15/2051	100,000	71,740
4.33%, 03/19/2050	100,000	83,774
Hess Corp.
5.60%, 02/15/2041	100,000	103,458
Marathon Petroleum Corp.
6.50%, 03/01/2041	100,000	106,930
Occidental Petroleum Corp.
5.55%, 10/01/2034	100,000	102,297
6.45%, 09/15/2036	100,000	106,669
6.63%, 09/01/2030	200,000	215,046
Ovintiv, Inc.
7.10%, 07/15/2053	50,000	54,139
Phillips 66
5.88%, 05/01/2042	100,000	100,723
Phillips 66 Co.
3.15%, 12/15/2029	200,000	192,571
4.68%, 02/15/2045	100,000	85,006
Shell Finance US, Inc.
3.25%, 04/06/2050	100,000	69,137
6.38%, 12/15/2038*	200,000	223,267
Shell International Finance BV
4.38%, 05/11/2045	200,000	173,480
Suncor Energy, Inc.
4.00%, 11/15/2047	100,000	76,573
TotalEnergies Capital International SA
3.13%, 05/29/2050	100,000	67,072

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
TotalEnergies Capital SA
5.15%, 04/05/2034	$ 200,000	$ 206,887
5.49%, 04/05/2054	100,000	97,234
Valero Energy Corp.
7.50%, 04/15/2032	100,000	114,892
Woodside Finance, Ltd.
6.00%, 05/19/2035	50,000	52,011
		6,009,826
Oil & Gas Services — 0.0%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
4.08%, 12/15/2047	100,000	79,840
Halliburton Co.
7.45%, 09/15/2039	100,000	118,200
		198,040
Packaging & Containers — 0.2%
Amcor Finance USA, Inc.
4.50%, 05/15/2028	400,000	402,831
Sonoco Products Co.
4.60%, 09/01/2029	200,000	201,700
WRKCo, Inc.
4.90%, 03/15/2029	200,000	204,061
		808,592
Pharmaceuticals — 1.5%
AbbVie, Inc.
3.20%, 11/21/2029	200,000	194,032
4.05%, 11/21/2039	200,000	178,010
4.25%, 11/21/2049	200,000	164,729
4.70%, 05/14/2045	150,000	135,399
4.80%, 03/15/2029	200,000	204,896
5.05%, 03/15/2034	200,000	205,021
5.40%, 03/15/2054	100,000	96,988
5.50%, 03/15/2064	100,000	96,845
AstraZeneca PLC
1.38%, 08/06/2030	200,000	177,703
4.38%, 08/17/2048	100,000	86,807
Becton Dickinson & Co.
2.82%, 05/20/2030	200,000	188,615
4.67%, 06/06/2047	100,000	87,241
Bristol-Myers Squibb Co.
2.95%, 03/15/2032	200,000	185,143
4.25%, 10/26/2049	200,000	163,305
5.20%, 02/22/2034	200,000	206,936
5.55%, 02/22/2054	100,000	97,835
Cardinal Health, Inc.
5.75%, 11/15/2054	100,000	99,627
Cencora, Inc.
4.30%, 12/15/2047	100,000	83,847
CVS Health Corp.
3.25%, 08/15/2029	300,000	289,881
4.30%, 03/25/2028	100,000	100,327
5.05%, 03/25/2048	200,000	175,881
5.13%, 07/20/2045	100,000	89,828
5.25%, 02/21/2033	200,000	205,077
5.70%, 06/01/2034	200,000	208,028
5.88%, 06/01/2053	100,000	96,508
6.05%, 06/01/2054	100,000	98,830
Eli Lilly & Co.
4.55%, 02/12/2028	300,000	304,918
4.70%, 02/09/2034	200,000	202,135
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
4.95%, 02/27/2063	$ 100,000	$ 89,703
5.00%, 02/09/2054	100,000	92,434
5.10%, 02/09/2064	100,000	91,646
GlaxoSmithKline Capital, Inc.
6.38%, 05/15/2038	100,000	112,010
Johnson & Johnson
3.50%, 01/15/2048	100,000	76,723
3.70%, 03/01/2046	100,000	80,653
4.90%, 06/01/2031	200,000	208,151
5.25%, 06/01/2054	100,000	99,928
Merck & Co., Inc.
1.70%, 06/10/2027	400,000	390,237
2.35%, 06/24/2040	200,000	143,870
2.90%, 12/10/2061	100,000	57,882
5.00%, 05/17/2053	100,000	91,373
5.15%, 05/17/2063	100,000	90,901
Novartis Capital Corp.
2.20%, 08/14/2030	200,000	185,078
4.40%, 05/06/2044	100,000	88,793
Pfizer Investment Enterprises Pte., Ltd.
4.45%, 05/19/2028	200,000	202,101
4.65%, 05/19/2030	200,000	203,868
4.75%, 05/19/2033	200,000	202,015
5.30%, 05/19/2053	100,000	94,844
5.34%, 05/19/2063	100,000	93,015
Pfizer, Inc.
4.00%, 12/15/2036	200,000	187,218
4.00%, 03/15/2049	100,000	80,004
4.13%, 12/15/2046	100,000	82,534
4.20%, 09/15/2048	100,000	82,474
Takeda Pharmaceutical Co., Ltd.
2.05%, 03/31/2030	200,000	183,004
3.18%, 07/09/2050	200,000	133,932
Viatris, Inc.
2.70%, 06/22/2030	200,000	183,262
4.00%, 06/22/2050	100,000	67,099
Zoetis, Inc.
3.95%, 09/12/2047	100,000	80,091
		8,199,235
Pipelines — 1.3%
Cheniere Energy Partners LP
4.50%, 10/01/2029	200,000	200,768
DCP Midstream Operating LP
5.13%, 05/15/2029	100,000	102,372
Eastern Energy Gas Holdings LLC
5.65%, 10/15/2054	100,000	97,339
Enbridge, Inc.
3.13%, 11/15/2029	200,000	192,075
5.55%, 06/20/2035	100,000	103,159
5.95%, 04/05/2054	100,000	101,121
6.70%, 11/15/2053	100,000	110,006
Energy Transfer LP
5.00%, 05/15/2050	100,000	84,498
5.25%, 07/01/2029	200,000	206,149
5.40%, 10/01/2047	100,000	90,730
5.55%, 02/15/2028	200,000	205,688
5.95%, 05/15/2054	100,000	95,342
6.05%, 09/01/2054	100,000	96,778
6.20%, 04/01/2055	100,000	98,877
6.25%, 04/15/2049	100,000	99,719
Enterprise Products Operating LLC
4.85%, 01/31/2034	100,000	100,771

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
5.10%, 02/15/2045	$ 200,000	$ 187,665
5.55%, 02/16/2055	100,000	97,266
5.70%, 02/15/2042	200,000	203,103
Kinder Morgan Energy Partners LP
6.38%, 03/01/2041	100,000	107,197
6.95%, 01/15/2038	100,000	113,442
7.30%, 08/15/2033	100,000	114,952
Kinder Morgan, Inc.
3.60%, 02/15/2051	100,000	70,440
4.30%, 03/01/2028	200,000	201,216
5.55%, 06/01/2045	100,000	97,106
MPLX LP
4.00%, 03/15/2028	200,000	199,900
4.25%, 12/01/2027	200,000	200,559
4.95%, 09/01/2032	200,000	201,475
4.95%, 03/14/2052	100,000	84,354
5.50%, 02/15/2049	100,000	91,944
ONEOK, Inc.
4.25%, 09/24/2027	200,000	200,713
4.40%, 10/15/2029	200,000	200,520
5.70%, 11/01/2054	100,000	93,439
6.05%, 09/01/2033	200,000	212,121
6.63%, 09/01/2053	100,000	105,232
Plains All American Pipeline LP/PAA Finance Corp.
5.15%, 06/01/2042	100,000	92,275
Sabine Pass Liquefaction LLC
5.90%, 09/15/2037	48,620	51,109
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/2029	200,000	203,070
Targa Resources Corp.
5.55%, 08/15/2035	100,000	102,416
6.13%, 05/15/2055	100,000	99,991
TransCanada PipeLines, Ltd.
6.20%, 10/15/2037	200,000	213,580
7.00%, 06/01/2065	50,000	51,660
Valero Energy Partners LP
4.50%, 03/15/2028	200,000	201,690
Western Midstream Operating LP
4.05%, 02/01/2030	200,000	196,234
5.25%, 02/01/2050	100,000	85,876
Williams Cos., Inc.
2.60%, 03/15/2031	400,000	366,124
4.65%, 08/15/2032	200,000	199,950
5.10%, 09/15/2045	100,000	92,030
5.15%, 03/15/2034	100,000	101,335
		6,825,376
Private Equity — 0.0%
Brookfield Finance, Inc.
5.97%, 03/04/2054	100,000	101,436
6.35%, 01/05/2034	100,000	108,179
		209,615
REITS — 1.3%
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	200,000	164,185
3.55%, 03/15/2052	100,000	69,153
American Homes 4 Rent LP
5.50%, 02/01/2034	100,000	102,376
American Tower Corp.
3.10%, 06/15/2050	100,000	65,657
5.50%, 03/15/2028	200,000	205,612
Security Description	Shares or Principal Amount	Value

REITS (continued)
5.55%, 07/15/2033	$ 200,000	$ 208,931
5.80%, 11/15/2028	200,000	208,843
AvalonBay Communities, Inc.
2.30%, 03/01/2030	200,000	185,654
Boston Properties LP
2.45%, 10/01/2033	100,000	82,691
3.25%, 01/30/2031	200,000	187,714
3.40%, 06/21/2029	200,000	194,242
Brixmor Operating Partnership LP
5.20%, 04/01/2032	100,000	102,376
Crown Castle, Inc.
2.90%, 04/01/2041	100,000	72,940
3.25%, 01/15/2051	100,000	66,078
3.80%, 02/15/2028	300,000	298,067
Equinix, Inc.
3.00%, 07/15/2050	100,000	63,624
3.90%, 04/15/2032	100,000	96,228
ERP Operating LP
4.65%, 09/15/2034	100,000	98,755
Essex Portfolio LP
5.50%, 04/01/2034	100,000	103,026
Extra Space Storage LP
5.40%, 02/01/2034	100,000	102,351
Federal Realty OP LP
3.50%, 06/01/2030	200,000	193,034
GLP Capital LP/GLP Financing II, Inc.
5.25%, 02/15/2033	25,000	25,047
5.75%, 11/01/2037	25,000	24,800
6.25%, 09/15/2054	50,000	49,583
Healthpeak OP LLC
3.00%, 01/15/2030	200,000	189,807
Highwoods Realty LP
2.60%, 02/01/2031	100,000	89,856
Host Hotels & Resorts LP
3.50%, 09/15/2030	200,000	190,528
Invitation Homes Operating Partnership LP
2.00%, 08/15/2031	200,000	174,179
Kilroy Realty LP
2.50%, 11/15/2032	100,000	83,566
Kimco Realty OP LLC
4.25%, 04/01/2045	100,000	84,339
Mid-America Apartments LP
1.70%, 02/15/2031	200,000	175,931
NNN REIT, Inc.
5.50%, 06/15/2034	100,000	103,211
Omega Healthcare Investors, Inc.
3.38%, 02/01/2031	100,000	93,559
Piedmont Operating Partnership LP
6.88%, 07/15/2029	100,000	106,233
Prologis LP
5.00%, 03/15/2034	100,000	101,577
5.25%, 06/15/2053	100,000	95,131
Public Storage Operating Co.
5.10%, 08/01/2033	100,000	103,263
Realty Income Corp.
3.95%, 02/01/2029	100,000	99,684
5.38%, 09/01/2054	100,000	96,570
Regency Centers LP
3.70%, 06/15/2030	200,000	195,724
Sabra Health Care LP
3.20%, 12/01/2031	100,000	91,551
Simon Property Group LP
3.38%, 06/15/2027	400,000	397,591

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
6.65%, 01/15/2054	$ 100,000	$ 111,984
Sun Communities Operating LP
2.70%, 07/15/2031	200,000	181,660
UDR, Inc.
3.00%, 08/15/2031	200,000	185,428
Ventas Realty LP
5.63%, 07/01/2034	100,000	104,286
VICI Properties LP
5.13%, 11/15/2031	100,000	101,141
5.63%, 05/15/2052	50,000	46,793
Welltower OP LLC
3.85%, 06/15/2032	100,000	96,603
Weyerhaeuser Co.
4.00%, 04/15/2030	400,000	394,099
WP Carey, Inc.
2.40%, 02/01/2031	200,000	180,680
		6,845,941
Retail — 1.0%
AutoZone, Inc.
4.75%, 08/01/2032	200,000	201,570
Costco Wholesale Corp.
1.60%, 04/20/2030	400,000	362,852
Dollar General Corp.
3.50%, 04/03/2030	150,000	144,842
Dollar Tree, Inc.
4.20%, 05/15/2028	400,000	400,447
Home Depot, Inc.
2.80%, 09/14/2027	400,000	394,378
3.50%, 09/15/2056	200,000	139,858
4.50%, 09/15/2032	200,000	202,247
5.30%, 06/25/2054	200,000	191,991
5.88%, 12/16/2036	200,000	215,835
Lowe's Cos., Inc.
4.05%, 05/03/2047	200,000	159,132
5.00%, 04/15/2033	400,000	408,935
5.15%, 07/01/2033	400,000	412,000
McDonald's Corp.
3.50%, 07/01/2027	400,000	398,314
4.40%, 02/12/2031	50,000	50,350
4.88%, 12/09/2045	200,000	182,279
5.00%, 02/13/2036	50,000	50,399
6.30%, 03/01/2038	200,000	220,888
Starbucks Corp.
2.55%, 11/15/2030	200,000	185,290
3.50%, 11/15/2050	100,000	70,824
Target Corp.
6.50%, 10/15/2037	200,000	225,415
Walmart, Inc.
1.50%, 09/22/2028	200,000	189,585
1.80%, 09/22/2031	200,000	178,359
4.50%, 04/15/2053	100,000	88,250
5.63%, 04/15/2041	200,000	211,311
		5,285,351
Semiconductors — 0.8%
Analog Devices, Inc.
3.45%, 06/15/2027	100,000	99,553
5.30%, 04/01/2054	50,000	48,176
Applied Materials, Inc.
4.80%, 06/15/2029	200,000	205,238
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Broadcom, Inc.
2.45%, 02/15/2031	$ 100,000	$ 91,516
3.47%, 04/15/2034	100,000	90,913
3.50%, 02/15/2041	200,000	162,399
3.75%, 02/15/2051	200,000	150,904
4.30%, 11/15/2032	100,000	98,632
4.75%, 04/15/2029	300,000	305,788
5.15%, 11/15/2031	100,000	103,671
Intel Corp.
2.80%, 08/12/2041	200,000	141,323
4.00%, 12/15/2032	400,000	383,232
4.75%, 03/25/2050	200,000	165,635
5.20%, 02/10/2033	200,000	203,968
5.70%, 02/10/2053	100,000	94,405
KLA Corp.
4.70%, 02/01/2034	100,000	100,299
4.95%, 07/15/2052	100,000	91,124
Lam Research Corp.
3.13%, 06/15/2060	150,000	93,344
Marvell Technology, Inc.
5.75%, 02/15/2029	300,000	312,690
Micron Technology, Inc.
3.37%, 11/01/2041	100,000	77,389
5.80%, 01/15/2035	100,000	105,976
NVIDIA Corp.
2.00%, 06/15/2031	400,000	360,392
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 05/11/2041	100,000	75,741
5.00%, 01/15/2033	100,000	101,259
QUALCOMM, Inc.
1.30%, 05/20/2028	400,000	378,710
4.80%, 05/20/2045	200,000	182,236
Texas Instruments, Inc.
5.05%, 05/18/2063	150,000	135,131
TSMC Arizona Corp.
3.25%, 10/25/2051	200,000	151,703
		4,511,347
Software — 0.9%
Electronic Arts, Inc.
1.85%, 02/15/2031	200,000	193,456
Fiserv, Inc.
3.50%, 07/01/2029	400,000	388,718
4.75%, 03/15/2030	400,000	402,366
Intuit, Inc.
5.50%, 09/15/2053	100,000	96,515
Microsoft Corp.
2.53%, 06/01/2050	200,000	121,211
2.68%, 06/01/2060	200,000	113,607
2.92%, 03/17/2052	300,000	195,413
3.40%, 06/15/2027	400,000	398,949
3.70%, 08/08/2046	200,000	158,907
Oracle Corp.
3.60%, 04/01/2040	200,000	147,719
3.60%, 04/01/2050	200,000	124,748
3.85%, 04/01/2060	150,000	91,018
3.95%, 03/25/2051	100,000	65,565
4.00%, 07/15/2046	200,000	137,993
4.70%, 09/27/2034	100,000	92,818
4.80%, 08/03/2028	400,000	402,774
5.20%, 09/26/2035	100,000	95,300
5.38%, 07/15/2040	200,000	180,229
5.50%, 08/03/2035	100,000	97,494

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Software (continued)
5.55%, 02/06/2053	$ 50,000	$ 41,572
5.95%, 09/26/2055	200,000	176,355
6.25%, 11/09/2032	100,000	104,379
6.90%, 11/09/2052	150,000	147,146
Paychex, Inc.
5.60%, 04/15/2035	200,000	207,370
Salesforce, Inc.
1.95%, 07/15/2031	100,000	88,907
2.90%, 07/15/2051	100,000	62,550
Synopsys, Inc.
5.15%, 04/01/2035	200,000	202,731
5.70%, 04/01/2055	100,000	98,619
Workday, Inc.
3.50%, 04/01/2027	400,000	397,828
		5,032,257
Telecommunications — 1.5%
America Movil SAB de CV
4.38%, 04/22/2049	200,000	167,911
AT&T, Inc.
2.55%, 12/01/2033	200,000	170,135
2.75%, 06/01/2031	200,000	183,923
3.50%, 09/15/2053	50,000	33,397
3.55%, 09/15/2055	200,000	132,836
3.65%, 06/01/2051	200,000	140,205
3.80%, 12/01/2057	200,000	137,677
4.35%, 03/01/2029	100,000	100,711
4.50%, 05/15/2035	200,000	191,585
4.75%, 05/15/2046	200,000	172,748
5.40%, 02/15/2034	400,000	412,801
6.00%, 08/15/2040	200,000	208,274
6.38%, 03/01/2041	100,000	106,765
Bell Telephone Co. of Canada or Bell Canada
4.46%, 04/01/2048	100,000	82,851
British Telecommunications PLC
5.13%, 12/04/2028	200,000	205,284
Cisco Systems, Inc.
4.80%, 02/26/2027	200,000	202,199
5.30%, 02/26/2054	100,000	95,560
5.90%, 02/15/2039	200,000	215,139
Corning, Inc.
5.85%, 11/15/2068	50,000	48,808
Deutsche Telekom International Finance BV
8.75%, 06/15/2030	100,000	116,616
Motorola Solutions, Inc.
5.40%, 04/15/2034	200,000	205,934
Orange SA
9.00%, 03/01/2031	200,000	239,937
Rogers Communications, Inc.
4.55%, 03/15/2052	100,000	80,649
5.00%, 02/15/2029	200,000	204,090
Sprint Capital Corp.
6.88%, 11/15/2028	200,000	214,567
Telefonica Emisiones SA
5.21%, 03/08/2047	150,000	134,317
7.05%, 06/20/2036	150,000	167,546
T-Mobile USA, Inc.
2.05%, 02/15/2028	400,000	384,826
3.30%, 02/15/2051	200,000	133,209
3.40%, 10/15/2052	200,000	134,030
3.75%, 04/15/2027	400,000	398,963
4.50%, 04/15/2050	200,000	164,327
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
5.65%, 01/15/2053	$ 200,000	$ 192,308
Verizon Communications, Inc.
1.75%, 01/20/2031	200,000	176,430
2.36%, 03/15/2032	200,000	176,323
2.88%, 11/20/2050	250,000	154,328
2.99%, 10/30/2056	200,000	118,682
3.15%, 03/22/2030	400,000	383,453
3.40%, 03/22/2041	100,000	77,924
3.55%, 03/22/2051	250,000	177,069
3.70%, 03/22/2061	250,000	168,474
4.02%, 12/03/2029	300,000	298,248
4.50%, 08/10/2033	200,000	196,427
4.52%, 09/15/2048	100,000	83,701
Vodafone Group PLC
4.88%, 06/19/2049	200,000	175,308
5.00%, 05/30/2038	200,000	197,968
		8,164,463
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.
3.90%, 11/19/2029	200,000	197,384
Transportation — 0.6%
Burlington Northern Santa Fe LLC
4.45%, 01/15/2053	200,000	168,451
5.15%, 09/01/2043	200,000	193,790
5.20%, 04/15/2054	100,000	94,209
Canadian National Railway Co.
2.45%, 05/01/2050	200,000	119,521
Canadian Pacific Railway Co.
2.45%, 12/02/2031	200,000	179,899
3.10%, 12/02/2051	200,000	132,758
CSX Corp.
3.80%, 03/01/2028	400,000	399,734
3.80%, 11/01/2046	100,000	78,543
4.10%, 03/15/2044	100,000	84,140
4.50%, 11/15/2052	100,000	84,997
FedEx Corp.
3.10%, 08/05/2029	400,000	386,038
4.75%, 11/15/2045	200,000	175,205
Norfolk Southern Corp.
3.95%, 10/01/2042	150,000	124,998
4.55%, 06/01/2053	100,000	84,651
5.35%, 08/01/2054	100,000	95,680
Union Pacific Corp.
3.25%, 02/05/2050	200,000	138,215
3.50%, 02/14/2053	100,000	70,897
3.55%, 08/15/2039	200,000	170,287
3.84%, 03/20/2060	100,000	72,502
5.10%, 02/20/2035	200,000	205,739
United Parcel Service, Inc.
5.05%, 03/03/2053	100,000	91,265
5.25%, 05/14/2035	50,000	51,798
5.30%, 04/01/2050	100,000	95,793
5.50%, 05/22/2054	100,000	97,409
5.95%, 05/14/2055	50,000	51,645
		3,448,164
Trucking & Leasing — 0.1%
GATX Corp.
5.40%, 03/15/2027	200,000	202,790
6.05%, 06/05/2054	50,000	50,708
		253,498

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Water — 0.1%
American Water Capital Corp.
6.59%, 10/15/2037	$ 200,000	$ 226,985
Essential Utilities, Inc.
5.38%, 01/15/2034	200,000	205,836
		432,821
Total Corporate Bonds & Notes (cost $193,926,948)		194,134,659
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 51.4%
U.S. Government — 50.9%
United States Treasury Bonds
1.38%, 11/15/2040	1,609,000	1,040,822
1.75%, 08/15/2041	1,500,000	1,008,809
1.88%, 02/15/2041 to 11/15/2051	9,390,000	5,390,506
2.00%, 08/15/2051	5,000,000	2,855,078
2.25%, 02/15/2052	4,000,000	2,417,031
2.38%, 02/15/2042 to 05/15/2051	7,900,000	5,426,753
2.75%, 08/15/2042 to 11/15/2042	10,000,000	7,679,101
2.88%, 05/15/2043 to 05/15/2052	10,000,000	7,427,656
3.00%, 11/15/2044 to 02/15/2049	5,260,000	3,992,419
4.25%, 02/15/2054 to 08/15/2054	2,190,000	1,970,045
4.63%, 05/15/2044 to 11/15/2055	7,680,000	7,444,401
4.75%, 11/15/2043 to 08/15/2055	6,685,000	6,617,640
4.88%, 08/15/2045	210,000	211,214
5.25%, 11/15/2028 to 02/15/2029	7,000,000	7,315,703
5.38%, 02/15/2031	2,000,000	2,141,094
5.50%, 08/15/2028	5,000,000	5,230,859
United States Treasury Notes
0.38%, 09/30/2027	770,000	731,229
0.50%, 04/30/2027	3,000,000	2,890,547
0.63%, 03/31/2027 to 08/15/2030	22,100,000	20,267,527
0.75%, 01/31/2028	4,500,000	4,260,059
0.88%, 11/15/2030	5,500,000	4,803,477
1.00%, 07/31/2028	5,000,000	4,695,898
1.13%, 02/29/2028 to 02/15/2031	14,400,000	13,084,687
1.25%, 12/31/2026 to 08/15/2031	22,180,000	20,521,687
1.38%, 10/31/2028 to 11/15/2031	10,500,000	9,342,890
1.50%, 11/30/2028 to 02/15/2030	5,000,000	4,642,070
1.63%, 08/15/2029 to 05/15/2031	5,300,000	4,868,812
1.75%, 12/31/2026 to 11/15/2029	9,000,000	8,679,727
1.88%, 02/15/2032	5,000,000	4,448,047
2.25%, 02/15/2027	5,000,000	4,933,786
2.38%, 05/15/2029	2,500,000	2,402,344
2.63%, 05/31/2027 to 07/31/2029	7,700,000	7,520,227
2.75%, 04/30/2027 to 08/15/2032	5,000,000	4,847,969
2.88%, 05/15/2028 to 05/15/2032	6,500,000	6,307,265
3.13%, 11/15/2028	3,000,000	2,962,969
3.25%, 06/30/2027 to 06/30/2029	5,000,000	4,962,657
3.38%, 09/15/2027 to 05/15/2033	3,760,000	3,629,164
3.50%, 09/30/2027 to 02/15/2033	11,160,000	11,030,068
3.63%, 08/31/2027 to 09/30/2030	5,046,000	5,018,473
3.75%, 04/15/2028	2,000,000	2,008,047
3.88%, 07/31/2030 to 08/15/2034	8,000,000	7,874,570
4.00%, 02/28/2030 to 11/15/2035	8,610,000	8,586,460
4.13%, 10/31/2029 to 05/31/2032	1,500,000	1,519,121
4.25%, 02/15/2028 to 08/15/2035	14,676,000	14,793,751
4.38%, 05/15/2034	3,000,000	3,048,750
4.50%, 11/15/2033	2,000,000	2,053,437
4.63%, 05/31/2031 to 02/15/2035	7,000,000	7,248,321
		272,153,167
Security Description	Shares or Principal Amount	Value

U.S. Government Agency — 0.5%
Federal Home Loan Bank
3.25%, 11/16/2028	$ 400,000	$ 397,279
5.50%, 07/15/2036	400,000	437,013
Federal National Mtg. Assoc.
6.25%, 05/15/2029	500,000	540,378
6.63%, 11/15/2030	1,000,000	1,121,723
Tennessee Valley Authority
5.25%, 02/01/2055	200,000	198,194
		2,694,587
Total U.S. Government & Agency Obligations (cost $281,319,981)		274,847,754
FOREIGN GOVERNMENT OBLIGATIONS — 2.8%
Banks — 0.0%
Korea Development Bank
4.00%, 01/28/2031	200,000	199,858
Regional(State/Province) — 0.7%
Province of Alberta Canada
4.50%, 06/26/2029	600,000	613,488
Province of British Columbia Canada
4.70%, 01/24/2028	600,000	611,957
Province of Manitoba Canada
1.50%, 10/25/2028	400,000	376,587
Province of Ontario Canada
1.60%, 02/25/2031	600,000	534,226
3.70%, 09/17/2029	600,000	598,142
3.80%, 01/29/2029	200,000	200,438
Province of Quebec Canada
3.63%, 04/13/2028	600,000	599,048
		3,533,886
Sovereign — 2.1%
Export-Import Bank of Korea
5.00%, 01/11/2028	600,000	613,452
5.13%, 09/18/2028	600,000	620,147
Government of Canada
4.63%, 04/30/2029	600,000	617,747
Japan Bank for International Cooperation
2.88%, 07/21/2027	600,000	592,566
4.63%, 07/19/2028	600,000	611,672
Japan International Cooperation Agency
4.00%, 05/23/2028	400,000	401,557
Oriental Republic of Uruguay
5.10%, 06/18/2050	200,000	186,230
5.75%, 10/28/2034	200,000	211,620
Republic of Chile
3.10%, 05/07/2041	200,000	153,400
3.10%, 01/22/2061	200,000	123,980
4.34%, 03/07/2042	200,000	177,160
Republic of Hungary
7.63%, 03/29/2041	100,000	116,224
Republic of Indonesia
3.05%, 03/12/2051	200,000	128,810
4.20%, 10/15/2050	200,000	159,861
4.65%, 09/20/2032	400,000	401,631
Republic of Italy
3.88%, 05/06/2051	200,000	147,085
Republic of Korea
4.50%, 07/03/2029	600,000	613,709
Republic of Panama
3.30%, 01/19/2033	200,000	174,800
3.87%, 07/23/2060	200,000	129,580
4.50%, 04/01/2056	200,000	146,900

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
6.40%, 02/14/2035	$ 200,000	$ 209,180
Republic of Peru
2.78%, 12/01/2060	200,000	108,080
3.00%, 01/15/2034	200,000	173,440
8.75%, 11/21/2033	200,000	250,150
Republic of Philippines
3.70%, 02/02/2042	200,000	163,229
5.50%, 01/17/2048	200,000	197,094
5.75%, 01/27/2051	200,000	202,800
5.90%, 02/04/2050	200,000	208,245
Republic of Poland
5.38%, 02/12/2035	200,000	205,508
5.50%, 03/18/2054	200,000	189,726
State of Israel
3.38%, 01/15/2050	200,000	134,287
5.00%, 01/13/2036	200,000	196,951
5.50%, 03/12/2034	200,000	206,330
5.63%, 02/19/2035	200,000	206,746
United Mexican States
3.50%, 02/12/2034	200,000	172,300
3.77%, 05/24/2061	200,000	121,810
4.50%, 04/22/2029	200,000	200,000
4.75%, 03/08/2044	100,000	81,785
5.63%, 02/09/2034	200,000	199,268
6.00%, 05/13/2030	400,000	416,200
6.00%, 05/07/2036	300,000	301,125
6.34%, 05/04/2053	200,000	189,460
6.35%, 02/09/2035	200,000	207,940
6.88%, 05/13/2037	200,000	211,450
7.38%, 05/13/2055	200,000	213,880
		11,295,115
Total Foreign Government Obligations (cost $14,759,071)		15,028,859
MUNICIPAL SECURITIES — 0.7%
Bay Area Toll Authority Revenue Bonds
7.04%, 04/01/2050	200,000	227,396
Board of Regents of the University of Texas System Revenue Bonds
4.79%, 08/15/2046	200,000	190,283
Chicago Transit Authority Sales Tax Receipts Fund Revenue Bonds
6.20%, 12/01/2040	96,619	102,189
City of Atlanta GA Water & Wastewater Revenue Revenue Bonds
2.26%, 11/01/2035	200,000	170,395
City of New York NY General Obligation Bonds
5.26%, 10/01/2044	100,000	97,547
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057	100,000	108,004
New Jersey Turnpike Authority Revenue Bonds
7.41%, 01/01/2040	200,000	237,385
New York City Municipal Water Finance Authority Revenue Bonds
6.01%, 06/15/2042	200,000	205,936
New York State Dormitory Authority Revenue Bonds
5.63%, 03/15/2039	100,000	102,270
Security Description	Shares or Principal Amount	Value

Port Authority of New York & New Jersey Revenue Bonds
3.29%, 08/01/2069	$ 170,000	$ 108,817
4.93%, 10/01/2051	200,000	186,038
Regents of the University of California Medical Center Pooled Revenue Revenue Bonds
4.13%, 05/15/2032	200,000	197,593
6.55%, 05/15/2048	200,000	213,696
State Board of Administration Finance Corp. Revenue Bonds
1.71%, 07/01/2027	28,000	27,169
7.55%, 04/01/2039	200,000	240,442
State of California General Obligation Bonds
5.88%, 10/01/2041	200,000	207,935
7.50%, 04/01/2034	200,000	231,977
State of Illinois General Obligation Bonds
5.10%, 06/01/2033	82,892	84,846
6.63%, 02/01/2035	153,846	161,585
Texas Department of Transportation State Highway Fund Revenue Bonds
5.18%, 04/01/2030	100,000	102,063
University of Virginia Revenue Bonds
2.26%, 09/01/2050	200,000	115,646
Total Municipal Securities (cost $3,274,611)		3,319,212
UNAFFILIATED INVESTMENT COMPANIES — 7.1%
iShares 10-20 Year Treasury Bond ETF	45,000	4,572,000
iShares 1-3 Year Treasury Bond ETF	125,000	10,373,750
iShares 20+ Year Treasury Bond ETF	70,000	6,099,100
iShares 3-7 Year Treasury Bond ETF	75,000	8,951,250
iShares 7-10 Year Treasury Bond ETF	85,000	8,154,900
Total Unaffiliated Investment Companies (cost $40,151,034)		38,151,000
Total Long-Term Investment Securities (cost $533,431,645)		525,481,484
SHORT-TERM INVESTMENTS — 0.5%
Unaffiliated Investment Companies — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.65%(1) (cost $2,714,896)	2,714,896	2,714,896
TOTAL INVESTMENTS (cost $536,146,541)(2)	98.8%	528,196,380
Other assets less liabilities	1.2	6,435,353
NET ASSETS	100.0%	$534,631,733
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Fixed Income Index Portfolio has no right to demand registration of these securities. At January 31, 2026, the aggregate value of these securities was $613,738 representing 0.1% of net assets.
(1)	The rate shown is the 7-day yield as of January 31, 2026.
(2)	See Note 4 for cost of investments on a tax basis.
DAC—Designated Activity Company
ETF—Exchange Traded Fund

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$194,134,659	$—	$194,134,659
U.S. Government & Agency Obligations	—	274,847,754	—	274,847,754
Foreign Government Obligations	—	15,028,859	—	15,028,859
Municipal Securities	—	3,319,212	—	3,319,212
Unaffiliated Investment Companies	38,151,000	—	—	38,151,000
Short-Term Investments	2,714,896	—	—	2,714,896
Total Investments at Value	$40,865,896	$487,330,484	$—	$528,196,380
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 34.5%
Advertising — 0.0%
Omnicom Group, Inc.
2.45%, 04/30/2030	$ 200,000	$ 185,182
Aerospace/Defense — 0.4%
Boeing Co.
5.04%, 05/01/2027	100,000	101,053
5.15%, 05/01/2030	200,000	205,552
6.30%, 05/01/2029	200,000	212,444
6.53%, 05/01/2034	100,000	110,625
General Dynamics Corp.
3.75%, 05/15/2028	200,000	200,331
General Electric Co.
4.90%, 01/29/2036	100,000	101,148
L3Harris Technologies, Inc.
5.35%, 06/01/2034	150,000	154,568
Lockheed Martin Corp.
4.40%, 08/15/2030	100,000	101,011
5.25%, 01/15/2033	100,000	105,238
Northrop Grumman Corp.
4.70%, 03/15/2033	100,000	100,965
4.90%, 06/01/2034	100,000	101,334
RTX Corp.
3.50%, 03/15/2027	400,000	398,438
4.13%, 11/16/2028	200,000	200,933
6.10%, 03/15/2034	100,000	109,127
		2,202,767
Agriculture — 0.4%
Altria Group, Inc.
2.45%, 02/04/2032	100,000	88,499
6.20%, 11/01/2028	200,000	210,734
Archer-Daniels-Midland Co.
4.50%, 08/15/2033	100,000	99,552
BAT Capital Corp.
2.26%, 03/25/2028	200,000	192,830
3.56%, 08/15/2027	100,000	99,364
5.35%, 08/15/2032	100,000	103,870
6.42%, 08/02/2033	200,000	219,780
Bunge, Ltd. Finance Corp.
4.10%, 01/07/2028	200,000	200,427
Philip Morris International, Inc.
4.63%, 10/29/2035	100,000	97,660
5.13%, 11/17/2027	200,000	204,234
5.13%, 02/15/2030	200,000	206,459
5.38%, 02/15/2033	200,000	208,149
5.63%, 11/17/2029	200,000	210,371
		2,141,929
Airlines — 0.1%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	58,450	57,187
Southwest Airlines Co.
5.13%, 06/15/2027	200,000	202,413
United Airlines Pass-Through Trust
3.50%, 09/01/2031	65,059	64,009
5.88%, 04/15/2029	32,561	33,369
		356,978
Auto Manufacturers — 1.0%
American Honda Finance Corp.
5.05%, 07/10/2031	200,000	205,475
Cummins, Inc.
5.30%, 05/09/2035	100,000	103,323
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
Ford Motor Co.
3.25%, 02/12/2032	$ 200,000	$ 177,666
6.10%, 08/19/2032	200,000	208,157
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	200,000	190,249
4.95%, 05/28/2027	200,000	201,106
5.11%, 05/03/2029	200,000	201,577
5.80%, 03/08/2029	200,000	205,603
6.80%, 05/12/2028	200,000	209,289
General Motors Financial Co., Inc.
3.10%, 01/12/2032	100,000	91,598
4.30%, 04/06/2029	200,000	200,246
4.90%, 10/06/2029	200,000	203,219
5.05%, 04/04/2028	200,000	203,937
5.35%, 01/07/2030	200,000	206,713
5.80%, 06/23/2028	200,000	207,200
5.90%, 01/07/2035	100,000	104,138
6.10%, 01/07/2034	100,000	106,038
Honda Motor Co., Ltd.
2.53%, 03/10/2027	400,000	394,420
4.69%, 07/08/2030	200,000	202,172
PACCAR Financial Corp.
4.60%, 01/31/2029	300,000	306,193
Toyota Motor Credit Corp.
4.35%, 10/08/2027	100,000	100,974
4.63%, 01/12/2028	400,000	406,277
4.65%, 01/05/2029	200,000	203,973
5.05%, 05/16/2029	100,000	103,176
5.35%, 01/09/2035	200,000	208,676
5.55%, 11/20/2030	100,000	105,710
		5,057,105
Auto Parts & Equipment — 0.1%
Aptiv Swiss Holdings Ltd
4.65%, 09/13/2029	200,000	204,110
Lear Corp.
3.50%, 05/30/2030	100,000	96,302
3.80%, 09/15/2027	100,000	99,568
		399,980
Banks — 9.3%
Australia & New Zealand Banking Group, Ltd.
4.62%, 12/16/2029	250,000	255,477
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/2029	200,000	207,286
Banco Santander SA
3.80%, 02/23/2028	200,000	198,918
4.38%, 04/12/2028	200,000	201,181
5.59%, 08/08/2028	400,000	414,591
6.03%, 01/17/2035	200,000	213,821
6.94%, 11/07/2033	200,000	228,019
Bank of America Corp.
1.90%, 07/23/2031	400,000	359,858
2.48%, 09/21/2036	200,000	175,523
3.25%, 10/21/2027	500,000	495,968
3.42%, 12/20/2028	500,000	494,554
3.85%, 03/08/2037	200,000	187,760
4.27%, 07/23/2029	200,000	200,950
4.95%, 07/22/2028	500,000	506,887
4.98%, 01/24/2029	300,000	305,541
5.02%, 07/22/2033	400,000	407,943
5.43%, 08/15/2035	200,000	203,117
5.47%, 01/23/2035	300,000	311,064

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
5.52%, 10/25/2035	$ 200,000	$ 204,120
Bank of Montreal
4.70%, 09/14/2027	200,000	202,516
5.51%, 06/04/2031	200,000	209,751
Bank of New York Mellon Corp.
4.94%, 02/11/2031	200,000	205,527
5.80%, 10/25/2028	400,000	412,770
5.83%, 10/25/2033	200,000	214,809
Bank of Nova Scotia
4.81%, 02/02/2034	200,000	200,215
4.85%, 02/01/2030	200,000	204,618
5.13%, 02/14/2031	200,000	205,815
Barclays PLC
3.56%, 09/23/2035	200,000	189,353
4.34%, 01/10/2028	400,000	401,074
4.84%, 09/10/2028	400,000	404,637
5.34%, 09/10/2035	200,000	202,598
6.22%, 05/09/2034	200,000	214,676
Canadian Imperial Bank of Commerce
5.24%, 06/28/2027	200,000	203,715
5.26%, 04/08/2029	200,000	206,924
6.09%, 10/03/2033	100,000	108,319
Capital One NA
2.70%, 02/06/2030	250,000	235,620
Citibank, N.A.
4.91%, 05/29/2030	250,000	256,542
5.80%, 09/29/2028	500,000	523,812
Citigroup, Inc.
2.52%, 11/03/2032	200,000	179,087
2.57%, 06/03/2031	200,000	185,429
4.41%, 03/31/2031	400,000	399,939
4.45%, 09/29/2027	300,000	301,936
5.33%, 03/27/2036	200,000	203,851
5.45%, 06/11/2035	200,000	206,155
6.02%, 01/24/2036	200,000	208,501
6.17%, 05/25/2034	200,000	211,756
6.27%, 11/17/2033	200,000	217,672
Citizens Financial Group, Inc.
5.84%, 01/23/2030	200,000	208,610
Cooperatieve Rabobank UA/NY
5.04%, 03/05/2027	400,000	405,381
Deutsche Bank AG
3.74%, 01/07/2033	200,000	186,176
5.37%, 01/10/2029	200,000	204,238
6.82%, 11/20/2029	200,000	213,320
7.08%, 02/10/2034	200,000	219,765
Fifth Third Bancorp
6.34%, 07/27/2029	200,000	210,267
Goldman Sachs Group, Inc.
2.38%, 07/21/2032	200,000	178,851
3.10%, 02/24/2033	200,000	183,779
4.15%, 10/21/2029	200,000	199,890
4.22%, 05/01/2029	200,000	200,474
4.37%, 10/21/2031	200,000	198,859
4.48%, 08/23/2028	300,000	301,873
4.52%, 01/21/2032	200,000	199,925
4.94%, 10/21/2036	200,000	197,211
5.02%, 10/23/2035	400,000	400,320
5.07%, 01/21/2037	200,000	199,142
5.22%, 04/23/2031	200,000	206,010
5.73%, 04/25/2030	200,000	208,822
5.85%, 04/25/2035	200,000	211,411
Security Description	Shares or Principal Amount	Value

Banks (continued)
HSBC Holdings PLC
3.97%, 05/22/2030	$ 400,000	$ 396,049
4.04%, 03/13/2028	400,000	399,932
4.95%, 03/31/2030	200,000	204,738
5.29%, 11/19/2030	400,000	413,200
5.40%, 08/11/2033	200,000	206,775
6.16%, 03/09/2029	200,000	207,927
7.39%, 11/03/2028	400,000	422,119
7.40%, 11/13/2034	200,000	227,423
8.11%, 11/03/2033	200,000	233,869
Huntington Bancshares, Inc.
5.27%, 01/15/2031	200,000	205,803
5.71%, 02/02/2035	100,000	104,062
ING Groep NV
4.25%, 03/28/2033	200,000	196,219
5.55%, 03/19/2035	200,000	207,585
JPMorgan Chase & Co.
2.52%, 04/22/2031	300,000	279,290
2.55%, 11/08/2032	200,000	180,200
2.58%, 04/22/2032	200,000	182,579
2.96%, 05/13/2031	400,000	376,984
3.78%, 02/01/2028	500,000	498,974
4.32%, 04/26/2028	400,000	401,588
4.35%, 01/22/2032	100,000	99,737
4.90%, 01/22/2037	200,000	198,478
4.91%, 07/25/2033	200,000	203,210
4.95%, 10/22/2035	200,000	200,843
5.00%, 07/22/2030	200,000	205,284
5.29%, 07/22/2035	200,000	205,307
5.30%, 07/24/2029	200,000	205,914
5.57%, 04/22/2036	200,000	208,671
5.58%, 07/23/2036	150,000	154,091
5.72%, 09/14/2033	200,000	211,048
6.09%, 10/23/2029	200,000	210,217
8.75%, 09/01/2030	200,000	235,175
KeyCorp
5.12%, 04/04/2031	200,000	204,913
Kreditanstalt fuer Wiederaufbau
3.00%, 05/20/2027	500,000	496,364
3.50%, 08/27/2027	2,000,000	1,998,253
4.63%, 03/18/2030	200,000	206,792
4.75%, 10/29/2030	500,000	520,291
Landwirtschaftliche Rentenbank
2.50%, 11/15/2027	600,000	588,525
Lloyds Banking Group PLC
4.38%, 03/22/2028	200,000	201,464
4.82%, 06/13/2029	200,000	203,248
5.68%, 01/05/2035	200,000	209,621
5.72%, 06/05/2030	200,000	209,305
M&T Bank Corp.
7.41%, 10/30/2029	200,000	216,796
Mitsubishi UFJ Financial Group, Inc.
2.31%, 07/20/2032	400,000	357,820
5.35%, 09/13/2028	400,000	408,712
5.41%, 04/19/2034	200,000	208,150
5.62%, 04/24/2036	200,000	208,950
Mizuho Financial Group, Inc.
4.25%, 09/11/2029	300,000	301,110
5.75%, 07/06/2034	200,000	211,473
5.78%, 07/06/2029	300,000	311,740
Morgan Stanley
2.70%, 01/22/2031	200,000	187,678
2.94%, 01/21/2033	400,000	364,585

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
4.21%, 04/20/2028	$ 500,000	$ 501,135
4.49%, 01/16/2032	200,000	199,868
5.16%, 04/20/2029	500,000	510,986
5.23%, 01/15/2031	400,000	411,806
5.31%, 01/18/2041	100,000	98,774
5.32%, 07/19/2035	400,000	410,164
5.59%, 01/18/2036	200,000	208,217
5.66%, 04/17/2036	200,000	208,938
5.83%, 04/19/2035	200,000	211,551
5.95%, 01/19/2038	200,000	209,199
Morgan Stanley VRS
3.59%, 07/22/2028(1)	500,000	496,786
National Australia Bank, Ltd.
4.94%, 01/12/2028	300,000	306,730
NatWest Group PLC
5.52%, 09/30/2028	200,000	204,811
5.78%, 03/01/2035	200,000	211,154
6.02%, 03/02/2034	200,000	214,453
Northern Trust Corp.
1.95%, 05/01/2030	200,000	183,149
Oesterreichische Kontrollbank AG
4.50%, 01/24/2030	200,000	205,294
PNC Financial Services Group, Inc.
5.58%, 06/12/2029	400,000	414,068
5.58%, 01/29/2036	200,000	207,633
6.88%, 10/20/2034	400,000	449,536
Royal Bank of Canada
4.52%, 10/18/2028	200,000	201,879
4.65%, 10/18/2030	200,000	202,907
4.97%, 01/24/2029	200,000	203,900
5.00%, 02/01/2033	200,000	204,912
Santander Holdings USA, Inc.
5.35%, 09/06/2030	200,000	205,149
Santander UK Group Holdings PLC
3.82%, 11/03/2028	400,000	398,023
State Street Corp.
4.53%, 02/20/2029	200,000	202,333
4.99%, 03/18/2027	400,000	404,993
5.16%, 05/18/2034	200,000	205,396
Sumitomo Mitsui Financial Group, Inc.
1.90%, 09/17/2028	500,000	473,424
3.04%, 07/16/2029	200,000	192,571
5.77%, 01/13/2033	400,000	424,135
Toronto-Dominion Bank
2.80%, 03/10/2027	200,000	197,708
4.46%, 06/08/2032	200,000	199,881
4.78%, 12/17/2029	200,000	204,851
4.99%, 04/05/2029	200,000	205,342
Truist Financial Corp.
4.60%, 01/27/2032	200,000	200,510
5.12%, 01/26/2034	100,000	101,468
5.71%, 01/24/2035	200,000	209,452
5.87%, 06/08/2034	100,000	105,923
7.16%, 10/30/2029	200,000	215,369
US Bancorp
1.38%, 07/22/2030	50,000	44,268
4.55%, 07/22/2028	200,000	201,616
5.05%, 02/12/2031	200,000	205,360
5.42%, 02/12/2036	50,000	51,752
5.68%, 01/23/2035	200,000	209,722
5.78%, 06/12/2029	200,000	207,625
Security Description	Shares or Principal Amount	Value

Banks (continued)
Wells Fargo & Co.
2.88%, 10/30/2030	$ 400,000	$ 381,120
3.53%, 03/24/2028	400,000	397,891
4.48%, 04/04/2031	400,000	401,931
4.90%, 07/25/2033	200,000	202,549
5.24%, 01/24/2031	400,000	413,264
5.39%, 04/24/2034	200,000	206,840
5.56%, 07/25/2034	400,000	416,853
5.57%, 07/25/2029	500,000	517,351
Westpac Banking Corp.
4.04%, 08/26/2027	300,000	301,442
5.05%, 04/16/2029	200,000	207,041
6.82%, 11/17/2033	200,000	223,216
		47,737,819
Beverages — 0.5%
Anheuser-Busch InBev Worldwide, Inc.
5.00%, 06/15/2034	200,000	205,775
Coca-Cola Co.
2.25%, 01/05/2032	200,000	180,067
3.38%, 03/25/2027	200,000	199,477
Constellation Brands, Inc.
3.60%, 02/15/2028	200,000	198,457
4.95%, 11/01/2035	100,000	98,804
Diageo Capital PLC
2.00%, 04/29/2030	400,000	366,134
Keurig Dr Pepper, Inc.
3.95%, 04/15/2029	200,000	198,137
4.60%, 05/25/2028	200,000	201,710
4.60%, 05/15/2030	50,000	50,253
PepsiCo, Inc.
2.63%, 07/29/2029	200,000	191,295
4.45%, 05/15/2028	200,000	203,119
5.00%, 07/23/2035	100,000	101,735
PepsiCo., Inc.
5.00%, 02/07/2035	200,000	204,933
		2,399,896
Biotechnology — 0.3%
Amgen, Inc.
3.35%, 02/22/2032	200,000	188,518
4.05%, 08/18/2029	200,000	199,937
5.15%, 03/02/2028	200,000	204,734
5.25%, 03/02/2033	100,000	103,485
Gilead Sciences, Inc.
4.80%, 11/15/2029	400,000	410,899
Royalty Pharma PLC
2.15%, 09/02/2031	200,000	176,711
		1,284,284
Building Materials — 0.2%
Carrier Global Corp.
2.72%, 02/15/2030	100,000	94,262
CRH SMW Finance DAC
5.13%, 01/09/2030	200,000	206,043
Fortune Brands Home & Security, Inc.
4.00%, 03/25/2032	100,000	95,920
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
2.00%, 09/16/2031	100,000	88,226
Martin Marietta Materials, Inc.
5.15%, 12/01/2034	100,000	101,910
Owens Corning
5.70%, 06/15/2034	100,000	105,150

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Building Materials (continued)
Trane Technologies Financing, Ltd.
5.10%, 06/13/2034	$ 100,000	$ 102,461
Vulcan Materials Co.
3.50%, 06/01/2030	100,000	96,855
		890,827
Chemicals — 0.3%
Air Products & Chemicals, Inc.
1.85%, 05/15/2027	200,000	195,343
2.05%, 05/15/2030	200,000	184,173
CF Industries, Inc.
5.30%, 11/26/2035	25,000	25,097
Dow Chemical Co.
4.80%, 11/30/2028	300,000	305,210
5.35%, 03/15/2035	25,000	24,699
Eastman Chemical Co.
5.00%, 08/01/2029	200,000	204,343
Ecolab, Inc.
4.30%, 06/15/2028	100,000	100,998
4.80%, 03/24/2030	100,000	102,532
LYB International Finance II BV
3.50%, 03/02/2027	200,000	198,950
LYB International Finance III LLC
6.15%, 05/15/2035	50,000	51,053
Nutrien, Ltd.
4.90%, 03/27/2028	100,000	101,797
5.40%, 06/21/2034	100,000	103,065
Sherwin-Williams Co.
2.30%, 05/15/2030	100,000	92,269
		1,689,529
Commercial Services — 0.4%
Automatic Data Processing, Inc.
1.25%, 09/01/2030	300,000	265,406
Equifax, Inc.
4.80%, 09/15/2029	200,000	203,376
Global Payments, Inc.
3.20%, 08/15/2029	300,000	286,783
5.55%, 11/15/2035	50,000	49,581
Moody's Corp.
3.25%, 01/15/2028	200,000	197,409
PayPal Holdings, Inc.
5.10%, 04/01/2035	150,000	151,977
President & Fellows of Harvard College
4.89%, 03/15/2030	50,000	51,653
Quanta Services, Inc.
2.90%, 10/01/2030	200,000	187,479
S&P Global, Inc.
2.70%, 03/01/2029	200,000	192,619
Verisk Analytics, Inc.
4.13%, 03/15/2029	200,000	199,982
Yale University
1.48%, 04/15/2030	50,000	45,107
		1,831,372
Computers — 0.7%
Accenture Capital, Inc.
4.25%, 10/04/2031	200,000	200,025
Apple, Inc.
1.40%, 08/05/2028	200,000	189,352
3.35%, 02/09/2027	400,000	398,758
3.35%, 08/08/2032	200,000	191,507
4.75%, 05/12/2035	200,000	204,397
Security Description	Shares or Principal Amount	Value

Computers (continued)
Dell International LLC/EMC Corp.
4.75%, 04/01/2028	$ 200,000	$ 202,826
4.75%, 10/06/2032	100,000	99,752
5.30%, 10/01/2029	200,000	206,330
5.40%, 04/15/2034	100,000	102,107
Hewlett Packard Enterprise Co.
4.85%, 10/15/2031	100,000	100,847
5.00%, 10/15/2034	50,000	49,237
5.25%, 07/01/2028	200,000	205,092
HP, Inc.
4.20%, 04/15/2032	200,000	193,568
IBM International Capital Pte., Ltd.
4.90%, 02/05/2034	100,000	100,442
International Business Machines Corp.
3.50%, 05/15/2029	200,000	196,773
4.65%, 02/10/2028	300,000	304,463
4.75%, 02/06/2033	100,000	101,297
Kyndryl Holdings, Inc.
3.15%, 10/15/2031	100,000	91,119
Leidos, Inc.
4.38%, 05/15/2030	200,000	199,825
		3,337,717
Cosmetics/Personal Care — 0.3%
Colgate-Palmolive Co.
4.60%, 03/01/2028	200,000	203,311
4.60%, 03/01/2033	200,000	203,382
Estee Lauder Cos., Inc.
2.60%, 04/15/2030	200,000	188,036
Haleon US Capital LLC
3.38%, 03/24/2027	250,000	248,411
Kenvue, Inc.
5.05%, 03/22/2028	200,000	204,393
Procter & Gamble Co.
1.95%, 04/23/2031	200,000	180,645
3.95%, 01/26/2028	200,000	201,549
Unilever Capital Corp.
1.75%, 08/12/2031	200,000	176,117
		1,605,844
Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
5.00%, 11/15/2035	150,000	147,755
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/2028	150,000	145,514
3.30%, 01/30/2032	150,000	138,780
3.65%, 07/21/2027	150,000	149,108
5.75%, 06/06/2028	150,000	155,317
6.15%, 09/30/2030	150,000	159,877
6.45%, 04/15/2027	150,000	153,936
Air Lease Corp.
2.88%, 01/15/2032	50,000	44,992
3.25%, 10/01/2029	100,000	95,932
3.63%, 12/01/2027	100,000	99,188
5.85%, 12/15/2027	100,000	103,018
Ally Financial, Inc.
8.00%, 11/01/2031	200,000	226,780
American Express Co.
4.42%, 08/03/2033	200,000	197,879
5.09%, 01/30/2031	200,000	205,476
5.10%, 02/16/2028	200,000	202,319

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
5.28%, 07/27/2029	$ 200,000	$ 205,716
5.67%, 04/25/2036	150,000	157,128
Ameriprise Financial, Inc.
5.70%, 12/15/2028	100,000	104,695
Blue Owl Finance LLC
3.13%, 06/10/2031	100,000	90,731
Brookfield Finance I UK Plc / Brookfield Finance, Inc.
2.34%, 01/30/2032	100,000	87,680
Capital One Financial Corp.
3.80%, 01/31/2028	300,000	298,538
6.18%, 01/30/2036	100,000	103,533
6.38%, 06/08/2034	300,000	322,140
Charles Schwab Corp.
2.00%, 03/20/2028	100,000	96,366
2.45%, 03/03/2027	100,000	98,611
2.90%, 03/03/2032	100,000	91,710
4.34%, 11/14/2031	50,000	49,958
6.14%, 08/24/2034	100,000	108,592
6.20%, 11/17/2029	100,000	105,642
CI Financial Corp.
3.20%, 12/17/2030	100,000	90,786
CME Group, Inc.
3.75%, 06/15/2028	100,000	99,905
Intercontinental Exchange, Inc.
1.85%, 09/15/2032	100,000	85,181
4.00%, 09/15/2027	100,000	100,228
4.60%, 03/15/2033	100,000	100,531
Jefferies Financial Group, Inc.
2.63%, 10/15/2031	100,000	89,023
2.75%, 10/15/2032	25,000	21,846
6.20%, 04/14/2034	50,000	52,583
Lazard Group LLC
4.50%, 09/19/2028	100,000	100,695
LPL Holdings, Inc.
5.75%, 06/15/2035	50,000	51,361
6.75%, 11/17/2028	100,000	106,369
Mastercard, Inc.
4.85%, 03/09/2033	200,000	204,934
4.88%, 05/09/2034	100,000	101,943
Nasdaq, Inc.
5.55%, 02/15/2034	100,000	104,521
Nomura Holdings, Inc.
2.17%, 07/14/2028	200,000	190,665
2.61%, 07/14/2031	200,000	180,719
6.07%, 07/12/2028	200,000	208,740
Radian Group, Inc.
4.88%, 03/15/2027	100,000	100,400
Synchrony Financial
2.88%, 10/28/2031	100,000	89,307
5.45%, 03/06/2031	100,000	101,936
Visa, Inc.
1.10%, 02/15/2031	200,000	174,299
Voya Financial, Inc.
5.00%, 09/20/2034	50,000	49,851
		6,552,734
Electric — 2.5%
Ameren Corp.
5.38%, 03/15/2035	100,000	102,412
American Electric Power Co., Inc.
5.63%, 03/01/2033	200,000	209,376
Security Description	Shares or Principal Amount	Value

Electric (continued)
Arizona Public Service Co.
5.70%, 08/15/2034	$ 25,000	$ 26,221
Baltimore Gas & Electric Co.
5.45%, 06/01/2035	150,000	155,258
Black Hills Corp.
6.00%, 01/15/2035	100,000	106,039
CenterPoint Energy Houston Electric LLC
4.80%, 03/15/2030	200,000	204,657
5.05%, 03/01/2035	200,000	202,021
Connecticut Light & Power Co.
3.20%, 03/15/2027	200,000	198,762
4.95%, 08/15/2034	200,000	201,569
Consolidated Edison Co. of New York, Inc.
4.00%, 12/01/2028	300,000	301,216
Consumers Energy Co.
3.80%, 11/15/2028	300,000	299,189
5.05%, 05/15/2035	200,000	203,056
Dominion Energy, Inc.
3.38%, 04/01/2030	50,000	48,272
4.60%, 05/15/2028	100,000	101,246
5.25%, 08/01/2033	200,000	204,473
6.63%, 05/15/2055	100,000	102,814
DTE Electric Co.
1.90%, 04/01/2028	400,000	384,137
5.25%, 05/15/2035	100,000	102,483
Duke Energy Carolinas LLC
4.85%, 01/15/2034	200,000	201,354
4.95%, 01/15/2033	200,000	205,300
Duke Energy Corp.
4.30%, 03/15/2028	500,000	503,307
4.95%, 09/15/2035	50,000	49,564
Entergy Corp.
1.90%, 06/15/2028	300,000	285,635
Entergy Louisiana LLC
5.15%, 09/15/2034	200,000	204,099
Evergy Kansas Central, Inc.
3.10%, 04/01/2027	300,000	297,402
Eversource Energy
4.45%, 12/15/2030	200,000	199,668
Exelon Corp.
3.35%, 03/15/2032	200,000	187,500
5.15%, 03/15/2028	300,000	306,823
FirstEnergy Corp.
3.90%, 07/15/2027	200,000	199,544
Florida Power & Light Co.
2.45%, 02/03/2032	200,000	180,253
Georgia Power Co.
4.95%, 05/17/2033	200,000	204,172
5.25%, 03/15/2034	200,000	206,199
IPALCO Enterprises, Inc.
5.75%, 04/01/2034	100,000	101,937
National Rural Utilities Cooperative Finance Corp.
3.70%, 03/15/2029	200,000	197,859
4.02%, 11/01/2032	200,000	194,546
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/2028	200,000	190,836
2.25%, 06/01/2030	200,000	183,930
4.69%, 09/01/2027	100,000	101,144
5.25%, 03/15/2034	200,000	204,853
5.45%, 03/15/2035	200,000	206,061
6.38%, 08/15/2055	50,000	51,640
6.70%, 09/01/2054	50,000	51,623

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Oklahoma Gas & Electric Co.
5.40%, 01/15/2033	$ 50,000	$ 52,133
Oncor Electric Delivery Co. LLC
2.75%, 05/15/2030	400,000	378,062
Pacific Gas & Electric Co.
2.10%, 08/01/2027	200,000	194,219
4.55%, 07/01/2030	200,000	199,449
5.70%, 03/01/2035	100,000	102,482
6.40%, 06/15/2033	200,000	215,514
PacifiCorp
5.45%, 02/15/2034	200,000	202,995
Pinnacle West Capital Corp.
5.15%, 05/15/2030	100,000	102,999
PPL Capital Funding, Inc.
4.13%, 04/15/2030	200,000	198,511
Public Service Co. of Colorado
1.88%, 06/15/2031	200,000	176,173
Public Service Co. of Oklahoma
5.20%, 01/15/2035	200,000	201,633
Public Service Electric & Gas Co.
4.65%, 03/15/2033	200,000	200,788
4.90%, 08/15/2035	50,000	50,149
Public Service Enterprise Group, Inc.
5.20%, 04/01/2029	100,000	102,867
San Diego Gas & Electric Co.
5.40%, 04/15/2035	100,000	103,120
Sempra
3.25%, 06/15/2027	200,000	197,919
5.50%, 08/01/2033	200,000	208,181
Southern California Edison Co.
5.20%, 06/01/2034	100,000	100,102
5.25%, 03/15/2030	100,000	102,686
5.45%, 03/01/2035	50,000	50,555
5.95%, 11/01/2032	200,000	212,154
Southern Co.
3.70%, 04/30/2030	300,000	292,807
5.50%, 03/15/2029	200,000	207,725
Union Electric Co.
5.20%, 04/01/2034	100,000	102,717
Virginia Electric & Power Co.
5.15%, 03/15/2035	200,000	202,843
WEC Energy Group, Inc.
1.38%, 10/15/2027	300,000	287,531
Wisconsin Power & Light Co.
3.00%, 07/01/2029	300,000	289,817
Xcel Energy, Inc.
5.60%, 04/15/2035	100,000	103,280
		12,707,861
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.00%, 12/21/2028	100,000	95,036
Electronics — 0.3%
Allegion PLC
3.50%, 10/01/2029	200,000	195,140
Amphenol Corp.
2.20%, 09/15/2031	100,000	89,357
4.40%, 02/15/2033	100,000	98,852
Arrow Electronics, Inc.
5.15%, 08/21/2029	100,000	102,303
Flex, Ltd.
5.25%, 01/15/2032	100,000	102,164
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Honeywell International, Inc.
1.75%, 09/01/2031	$ 100,000	$ 87,598
4.50%, 01/15/2034	100,000	99,160
5.00%, 03/01/2035	100,000	101,797
Jabil, Inc.
3.95%, 01/12/2028	300,000	299,569
TD SYNNEX Corp.
2.38%, 08/09/2028	200,000	190,928
		1,366,868
Environmental Control — 0.2%
Republic Services, Inc.
3.95%, 05/15/2028	300,000	300,625
5.00%, 04/01/2034	100,000	102,170
Veralto Corp.
5.35%, 09/18/2028	100,000	103,150
Waste Connections, Inc.
3.20%, 06/01/2032	100,000	93,106
Waste Management, Inc.
3.15%, 11/15/2027	200,000	198,003
4.15%, 04/15/2032	100,000	99,075
4.80%, 03/15/2032	100,000	102,323
		998,452
Food — 0.6%
Kellanova
3.40%, 11/15/2027	400,000	397,156
Conagra Brands, Inc.
4.85%, 11/01/2028	200,000	202,789
General Mills, Inc.
3.20%, 02/10/2027	400,000	397,384
Hershey Co.
1.70%, 06/01/2030	200,000	180,844
J.M. Smucker Co.
4.25%, 03/15/2035	200,000	188,682
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.50%, 01/15/2036	50,000	50,746
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.00%, 05/15/2032	200,000	180,726
Kraft Heinz Foods Co.
3.88%, 05/15/2027	200,000	199,366
Kroger Co.
4.50%, 01/15/2029	200,000	202,792
Mondelez International, Inc.
4.13%, 05/07/2028	200,000	200,505
Pilgrim's Pride Corp.
4.25%, 04/15/2031	200,000	194,960
Sysco Corp.
5.10%, 09/23/2030	200,000	206,391
The Campbell's Company
5.40%, 03/21/2034	100,000	101,709
Tyson Foods, Inc.
4.35%, 03/01/2029	200,000	200,886
		2,904,936
Forest Products & Paper — 0.1%
Suzano Austria GmbH
2.50%, 09/15/2028	200,000	190,670
Suzano Netherlands BV
5.50%, 01/15/2036	100,000	99,566
		290,236

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Gas — 0.2%
National Fuel Gas Co.
4.75%, 09/01/2028	$ 200,000	$ 202,468
NiSource, Inc.
3.60%, 05/01/2030	200,000	194,596
5.35%, 07/15/2035	100,000	102,010
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/2029	200,000	195,827
Southern California Gas Co.
2.55%, 02/01/2030	200,000	188,503
		883,404
Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.
2.30%, 03/15/2030	100,000	91,992
Healthcare-Products — 0.2%
Baxter International, Inc.
2.54%, 02/01/2032	200,000	174,771
GE HealthCare Technologies, Inc.
5.50%, 06/15/2035	50,000	51,640
5.91%, 11/22/2032	200,000	214,715
Solventum Corp.
5.40%, 03/01/2029	139,000	144,049
Stryker Corp.
4.85%, 02/10/2030	100,000	102,602
5.20%, 02/10/2035	100,000	102,457
Thermo Fisher Scientific, Inc.
5.09%, 08/10/2033	200,000	206,843
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/2031	200,000	180,666
		1,177,743
Healthcare-Services — 0.8%
Advocate Health & Hospitals Corp.
3.83%, 08/15/2028	50,000	49,993
Ascension Health
4.92%, 11/15/2035	50,000	50,038
Centene Corp.
2.63%, 08/01/2031	50,000	42,998
3.00%, 10/15/2030	200,000	179,125
4.63%, 12/15/2029	200,000	194,960
Cigna Group
2.38%, 03/15/2031	200,000	181,256
2.40%, 03/15/2030	100,000	93,061
4.38%, 10/15/2028	200,000	201,643
CommonSpirit Health
3.35%, 10/01/2029	100,000	96,757
5.21%, 12/01/2031	200,000	206,375
Elevance Health, Inc.
2.88%, 09/15/2029	200,000	191,100
4.95%, 11/01/2031	200,000	203,969
5.50%, 10/15/2032	100,000	104,740
HCA, Inc.
3.50%, 09/01/2030	200,000	192,290
4.13%, 06/15/2029	200,000	199,557
5.45%, 09/15/2034	100,000	102,641
5.63%, 09/01/2028	200,000	206,104
5.75%, 03/01/2035	150,000	156,863
Humana, Inc.
1.35%, 02/03/2027	100,000	97,383
5.38%, 04/15/2031	200,000	204,852
Kaiser Foundation Hospitals
3.15%, 05/01/2027	60,000	59,516
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Laboratory Corp. of America Holdings
4.80%, 10/01/2034	$ 100,000	$ 98,740
Quest Diagnostics, Inc.
5.00%, 12/15/2034	100,000	100,877
UnitedHealth Group, Inc.
2.95%, 10/15/2027	100,000	98,594
3.85%, 06/15/2028	200,000	199,528
4.50%, 04/15/2033	100,000	98,706
4.90%, 04/15/2031	200,000	204,856
5.00%, 04/15/2034	100,000	101,006
5.15%, 07/15/2034	150,000	153,034
Universal Health Services, Inc.
4.63%, 10/15/2029	200,000	201,204
		4,271,766
Home Builders — 0.0%
PulteGroup, Inc.
6.00%, 02/15/2035	50,000	53,552
Household Products/Wares — 0.1%
Avery Dennison Corp.
5.75%, 03/15/2033	100,000	105,664
Kimberly-Clark Corp.
1.05%, 09/15/2027	200,000	191,956
		297,620
Insurance — 0.7%
Allstate Corp.
1.45%, 12/15/2030	100,000	87,493
Aon Corp.
2.80%, 05/15/2030	200,000	188,817
Aon North America, Inc.
5.45%, 03/01/2034	100,000	103,865
Arthur J Gallagher & Co.
5.00%, 02/15/2032	200,000	204,413
Assurant, Inc.
2.65%, 01/15/2032	100,000	88,823
Assured Guaranty US Holdings, Inc.
6.13%, 09/15/2028	100,000	104,947
Berkshire Hathaway Finance Corp.
2.88%, 03/15/2032	100,000	93,161
Brighthouse Financial, Inc.
3.70%, 06/22/2027	100,000	98,963
Brown & Brown, Inc.
4.20%, 03/17/2032	100,000	96,651
Chubb INA Holdings, Inc.
1.38%, 09/15/2030	200,000	176,549
CNA Financial Corp.
3.90%, 05/01/2029	100,000	99,352
CNO Financial Group, Inc.
5.25%, 05/30/2029	100,000	101,782
Enstar Group, Ltd.
4.95%, 06/01/2029	100,000	101,131
F&G Annuities & Life, Inc.
6.50%, 06/04/2029	100,000	103,927
Fairfax Financial Holdings, Ltd.
3.38%, 03/03/2031	200,000	189,042
Fidelity National Financial, Inc.
4.50%, 08/15/2028	100,000	100,709
First American Financial Corp.
2.40%, 08/15/2031	100,000	87,572
Globe Life, Inc.
4.80%, 06/15/2032	100,000	100,669

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
Jackson Financial, Inc.
5.17%, 06/08/2027	$ 100,000	$ 101,302
Lincoln National Corp.
3.40%, 01/15/2031	100,000	94,924
Loews Corp.
3.20%, 05/15/2030	100,000	95,914
Manulife Financial Corp.
2.48%, 05/19/2027	100,000	98,263
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030	100,000	91,267
4.85%, 11/15/2031	200,000	204,689
MetLife, Inc.
5.38%, 07/15/2033	200,000	209,757
Principal Financial Group, Inc.
2.13%, 06/15/2030	100,000	91,194
Progressive Corp.
3.00%, 03/15/2032	100,000	92,245
Prudential Financial, Inc.
5.13%, 03/01/2052	50,000	49,384
5.75%, 07/15/2033	200,000	214,737
Reinsurance Group of America, Inc.
6.00%, 09/15/2033	100,000	106,340
Willis North America, Inc.
2.95%, 09/15/2029	100,000	95,425
		3,673,307
Internet — 0.7%
Alibaba Group Holding, Ltd.
4.88%, 05/26/2030	200,000	206,074
Alphabet, Inc.
4.50%, 05/15/2035	200,000	197,903
4.70%, 11/15/2035	100,000	99,549
Amazon.com, Inc.
2.10%, 05/12/2031	200,000	180,562
3.15%, 08/22/2027	400,000	397,239
4.65%, 11/20/2035	200,000	198,035
4.80%, 12/05/2034	200,000	205,049
AppLovin Corp.
5.13%, 12/01/2029	200,000	205,154
eBay, Inc.
4.25%, 03/06/2029	100,000	100,408
5.13%, 11/06/2035	50,000	49,958
Expedia Group, Inc.
3.80%, 02/15/2028	400,000	398,111
Meta Platforms, Inc.
4.30%, 08/15/2029	200,000	202,351
4.60%, 11/15/2032	200,000	200,500
4.75%, 08/15/2034	200,000	199,694
4.88%, 11/15/2035	200,000	197,829
Netflix, Inc.
6.38%, 05/15/2029	200,000	213,925
Uber Technologies, Inc.
4.30%, 01/15/2030	200,000	200,650
		3,452,991
Investment Companies — 0.3%
Ares Capital Corp.
2.88%, 06/15/2028	100,000	95,971
5.25%, 04/12/2031	100,000	98,475
5.80%, 03/08/2032	50,000	50,276
Ares Strategic Income Fund
6.20%, 03/21/2032	100,000	101,554
Security Description	Shares or Principal Amount	Value

Investment Companies (continued)
Blackstone Private Credit Fund
4.00%, 01/15/2029	$ 100,000	$ 97,111
6.25%, 01/25/2031	100,000	101,834
Blackstone Secured Lending Fund
2.85%, 09/30/2028	50,000	47,300
5.30%, 06/30/2030	50,000	49,607
Blue Owl Capital Corp.
5.95%, 03/15/2029	50,000	50,540
Blue Owl Credit Income Corp.
6.65%, 03/15/2031	50,000	51,148
7.75%, 09/16/2027	100,000	103,993
Blue Owl Technology Finance Corp.
6.75%, 04/04/2029	50,000	51,312
FS KKR Capital Corp.
3.13%, 10/12/2028	100,000	92,280
Golub Capital BDC, Inc.
6.00%, 07/15/2029	50,000	51,166
Golub Capital Private Credit Fund
5.80%, 09/12/2029	50,000	50,720
Main Street Capital Corp.
6.95%, 03/01/2029	50,000	52,241
MSD Investment Corp.
6.13%, 02/05/2031*	25,000	24,879
Oaktree Specialty Lending Corp.
7.10%, 02/15/2029	50,000	51,651
Sixth Street Lending Partners
6.13%, 07/15/2030	50,000	51,170
Sixth Street Specialty Lending, Inc.
6.13%, 03/01/2029	50,000	51,470
		1,324,698
Iron/Steel — 0.1%
ArcelorMittal SA
6.80%, 11/29/2032	50,000	56,002
Nucor Corp.
4.65%, 06/01/2030	100,000	101,738
Steel Dynamics, Inc.
5.25%, 05/15/2035	100,000	101,559
Vale Overseas, Ltd.
3.75%, 07/08/2030	200,000	193,068
		452,367
Leisure Time — 0.0%
Royal Caribbean Cruises, Ltd.
5.38%, 01/15/2036	50,000	50,105
Lodging — 0.1%
Choice Hotels International, Inc.
5.85%, 08/01/2034	50,000	51,227
Hyatt Hotels Corp.
5.25%, 06/30/2029	100,000	103,102
Las Vegas Sands Corp.
3.90%, 08/08/2029	100,000	97,451
Marriott International, Inc.
4.50%, 10/15/2031	100,000	100,183
4.63%, 06/15/2030	100,000	101,322
5.30%, 05/15/2034	100,000	102,521
Sands China, Ltd.
5.40%, 08/08/2028	200,000	203,847
		759,653
Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp.
4.60%, 11/15/2027	100,000	101,596

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Machinery-Construction & Mining (continued)
4.70%, 11/15/2029	$ 100,000	$ 102,581
5.00%, 05/14/2027	200,000	203,312
		407,489
Machinery-Diversified — 0.3%
CNH Industrial Capital LLC
4.50%, 10/08/2027	200,000	201,322
Deere & Co.
5.45%, 01/16/2035	100,000	105,297
Ingersoll Rand, Inc.
5.70%, 08/14/2033	100,000	105,598
John Deere Capital Corp.
2.80%, 09/08/2027	400,000	394,482
2.80%, 07/18/2029	200,000	192,865
4.95%, 07/14/2028	100,000	102,732
5.15%, 09/08/2033	100,000	104,510
nVent Finance SARL
2.75%, 11/15/2031	100,000	89,668
Otis Worldwide Corp.
2.57%, 02/15/2030	200,000	187,381
Regal Rexnord Corp.
6.30%, 02/15/2030	100,000	106,027
		1,589,882
Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/2031	200,000	180,289
6.10%, 06/01/2029	300,000	313,434
6.38%, 10/23/2035	100,000	103,357
Comcast Corp.
2.65%, 02/01/2030	300,000	282,927
3.30%, 02/01/2027	300,000	298,700
4.15%, 10/15/2028	300,000	301,606
5.30%, 06/01/2034	200,000	205,436
5.30%, 05/15/2035	50,000	50,980
Fox Corp.
4.71%, 01/25/2029	200,000	202,944
Paramount Global
4.20%, 06/01/2029	200,000	194,629
Walt Disney Co.
2.65%, 01/13/2031	200,000	187,224
3.80%, 03/22/2030	100,000	99,120
		2,420,646
Mining — 0.1%
BHP Billiton Finance USA, Ltd.
5.13%, 02/21/2032	200,000	206,887
5.30%, 02/21/2035	100,000	103,250
Rio Tinto Alcan, Inc.
6.13%, 12/15/2033	100,000	109,154
Rio Tinto Finance USA PLC
4.88%, 03/14/2030	100,000	102,527
5.25%, 03/14/2035	100,000	102,809
		624,627
Miscellaneous Manufacturing — 0.1%
3M Co.
2.38%, 08/26/2029	200,000	188,915
Eaton Corp.
4.15%, 03/15/2033	100,000	98,276
Parker-Hannifin Corp.
3.25%, 06/14/2029	100,000	97,431
Security Description	Shares or Principal Amount	Value

Miscellaneous Manufacturing (continued)
Textron, Inc.
6.10%, 11/15/2033	$ 100,000	$ 107,596
		492,218
Multi-National — 2.6%
African Development Bank
3.50%, 09/18/2029	300,000	297,806
4.13%, 01/22/2036	200,000	196,823
Asian Development Bank
1.75%, 09/19/2029	200,000	186,843
3.13%, 08/20/2027	500,000	496,628
3.75%, 04/25/2028	300,000	301,048
4.00%, 01/12/2033	500,000	497,499
4.38%, 01/14/2028	400,000	406,089
4.50%, 08/25/2028	300,000	306,426
Asian Infrastructure Investment Bank
4.25%, 03/13/2034	400,000	402,386
Corp. Andina de Fomento
4.13%, 06/30/2028	200,000	201,246
European Bank for Reconstruction & Development
4.13%, 01/25/2029	300,000	303,778
European Investment Bank
3.75%, 11/15/2029	300,000	300,391
3.88%, 03/15/2028	500,000	502,991
4.00%, 02/15/2029	300,000	303,084
4.13%, 02/13/2034	200,000	199,648
4.25%, 08/16/2032	100,000	101,281
4.38%, 03/19/2027	600,000	604,489
4.50%, 03/14/2030	300,000	308,598
4.63%, 02/12/2035	300,000	308,449
4.75%, 06/15/2029	300,000	310,166
Inter-American Development Bank
0.63%, 09/16/2027	500,000	476,248
1.13%, 07/20/2028	300,000	282,473
3.50%, 04/12/2033	400,000	383,895
4.13%, 01/23/2036	200,000	196,946
4.50%, 02/15/2030	200,000	205,655
Inter-American Investment Corp.
3.63%, 11/20/2028	200,000	199,523
International Bank for Reconstruction & Development
0.75%, 11/24/2027	2,000,000	1,901,459
3.13%, 06/15/2027	2,000,000	1,983,560
4.38%, 08/27/2035	200,000	201,614
4.63%, 01/15/2032	500,000	517,653
International Finance Corp.
3.88%, 07/02/2030	200,000	200,493
4.50%, 01/21/2028	400,000	406,775
		13,491,963
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.57%, 12/01/2031	150,000	140,151
Oil & Gas — 1.0%
BP Capital Markets America, Inc.
2.72%, 01/12/2032	200,000	182,520
3.94%, 09/21/2028	300,000	300,339
5.23%, 11/17/2034	200,000	206,172
Canadian Natural Resources, Ltd.
5.40%, 12/15/2034	100,000	101,770
Chevron USA, Inc.
4.48%, 02/26/2028	200,000	202,892
4.50%, 10/15/2032	200,000	202,113

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
ConocoPhillips Co.
4.70%, 01/15/2030	$ 200,000	$ 203,738
Coterra Energy, Inc.
4.38%, 03/15/2029	200,000	201,248
Devon Energy Corp.
5.20%, 09/15/2034	100,000	100,827
Diamondback Energy, Inc.
3.13%, 03/24/2031	200,000	187,393
EOG Resources, Inc.
5.00%, 07/15/2032	100,000	102,561
EQT Corp.
5.70%, 04/01/2028	200,000	206,304
Equinor ASA
4.75%, 11/14/2035	200,000	198,536
Expand Energy Corp.
5.70%, 01/15/2035	100,000	103,407
Exxon Mobil Corp.
2.44%, 08/16/2029	200,000	191,332
3.48%, 03/19/2030	200,000	195,741
Helmerich & Payne, Inc.
5.50%, 12/01/2034	50,000	49,598
Hess Corp.
7.88%, 10/01/2029	100,000	112,584
HF Sinclair Corp.
5.00%, 02/01/2028	200,000	199,967
6.25%, 01/15/2035	50,000	52,277
Marathon Petroleum Corp.
3.80%, 04/01/2028	300,000	298,579
Occidental Petroleum Corp.
5.55%, 10/01/2034	100,000	102,297
6.13%, 01/01/2031	200,000	211,495
Ovintiv, Inc.
6.50%, 08/15/2034	50,000	53,829
Phillips 66 Co.
4.95%, 03/15/2035	100,000	99,406
5.30%, 06/30/2033	100,000	102,736
Pioneer Natural Resources Co.
1.90%, 08/15/2030	200,000	181,405
Shell Finance US, Inc.
3.88%, 11/13/2028*	300,000	300,922
4.75%, 01/06/2036	50,000	49,651
TotalEnergies Capital SA
5.15%, 04/05/2034	100,000	103,443
Valero Energy Corp.
4.00%, 04/01/2029	200,000	198,817
Woodside Finance, Ltd.
5.10%, 09/12/2034	50,000	49,423
5.70%, 05/19/2032	25,000	26,140
6.00%, 05/19/2035	25,000	26,005
		5,105,467
Packaging & Containers — 0.1%
Amcor Finance USA, Inc.
5.63%, 05/26/2033	100,000	104,572
Amcor Flexibles North America, Inc.
5.50%, 03/17/2035	50,000	51,703
Berry Global, Inc.
5.65%, 01/15/2034	100,000	104,376
Sonoco Products Co.
4.60%, 09/01/2029	200,000	201,700
Security Description	Shares or Principal Amount	Value

Packaging & Containers (continued)
WRKCo., Inc.
4.20%, 06/01/2032	$ 200,000	$ 194,747
		657,098
Pharmaceuticals — 1.5%
AbbVie, Inc.
3.20%, 11/21/2029	250,000	242,540
4.50%, 05/14/2035	100,000	97,917
4.65%, 03/15/2028	200,000	203,347
4.80%, 03/15/2027	200,000	202,114
5.05%, 03/15/2034	100,000	102,510
AstraZeneca Finance LLC
4.80%, 02/26/2027	200,000	201,950
AstraZeneca PLC
1.38%, 08/06/2030	200,000	177,703
Becton Dickinson & Co.
5.11%, 02/08/2034	100,000	101,863
Becton Dickinson and Co.
1.96%, 02/11/2031	100,000	89,133
Bristol-Myers Squibb Co.
3.40%, 07/26/2029	200,000	196,424
3.45%, 11/15/2027	400,000	398,928
5.20%, 02/22/2034	100,000	103,468
Cardinal Health, Inc.
4.50%, 09/15/2030	25,000	25,192
5.00%, 11/15/2029	300,000	308,259
Cencora, Inc.
4.85%, 12/15/2029	200,000	204,587
CVS Health Corp.
1.30%, 08/21/2027	200,000	191,795
3.25%, 08/15/2029	200,000	193,254
4.30%, 03/25/2028	300,000	300,982
5.13%, 02/21/2030	200,000	205,186
5.25%, 02/21/2033	100,000	102,538
5.40%, 06/01/2029	200,000	207,096
Eli Lilly & Co.
4.25%, 03/15/2031	50,000	50,249
4.70%, 02/09/2034	100,000	101,067
4.90%, 02/12/2032	200,000	206,974
5.10%, 02/12/2035	200,000	206,151
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/2028	400,000	400,777
Johnson & Johnson
2.90%, 01/15/2028	400,000	394,836
4.95%, 06/01/2034	200,000	209,249
McKesson Corp.
4.95%, 05/30/2032	100,000	102,836
Merck & Co., Inc.
2.15%, 12/10/2031	200,000	178,448
3.40%, 03/07/2029	200,000	197,097
4.95%, 09/15/2035	100,000	101,064
Novartis Capital Corp.
3.80%, 09/18/2029	200,000	199,378
4.10%, 11/05/2030	50,000	50,002
4.30%, 11/05/2032	50,000	49,825
Pfizer Investment Enterprises Pte., Ltd.
4.45%, 05/19/2028	200,000	202,101
4.65%, 05/19/2030	200,000	203,868
Pfizer, Inc.
1.75%, 08/18/2031	200,000	176,334
2.63%, 04/01/2030	200,000	188,838
Takeda Pharmaceutical Co., Ltd.
5.00%, 11/26/2028	200,000	204,701

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals (continued)
Takeda US Financing, Inc.
5.20%, 07/07/2035	$ 200,000	$ 202,474
Viatris, Inc.
2.70%, 06/22/2030	100,000	91,631
Zoetis, Inc.
4.15%, 08/17/2028	50,000	50,292
5.00%, 08/17/2035	50,000	50,342
		7,675,320
Pipelines — 1.0%
Boardwalk Pipelines LP
5.63%, 08/01/2034	50,000	52,171
Cheniere Energy Partners LP
3.25%, 01/31/2032	200,000	184,578
Cheniere Energy, Inc.
4.63%, 10/15/2028	200,000	199,998
DCP Midstream Operating LP
5.13%, 05/15/2029	200,000	204,744
Enbridge, Inc.
5.55%, 06/20/2035	200,000	206,318
5.70%, 03/08/2033	200,000	209,723
6.00%, 11/15/2028	200,000	210,074
Energy Transfer LP
5.50%, 06/01/2027	200,000	203,037
6.40%, 12/01/2030	200,000	216,407
6.55%, 12/01/2033	200,000	218,850
Enterprise Products Operating LLC
2.80%, 01/31/2030	200,000	190,033
5.35%, 01/31/2033	200,000	208,629
Kinder Morgan, Inc.
5.20%, 06/01/2033	100,000	102,844
5.40%, 02/01/2034	100,000	103,434
7.80%, 08/01/2031	200,000	231,803
MPLX LP
4.95%, 09/01/2032	200,000	201,475
5.40%, 09/15/2035	100,000	100,824
ONEOK, Inc.
5.40%, 10/15/2035	100,000	100,853
6.05%, 09/01/2033	100,000	106,061
6.10%, 11/15/2032	200,000	213,919
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	200,000	194,812
5.60%, 01/15/2036	50,000	50,729
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	200,000	200,402
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/2029	100,000	101,535
Targa Resources Corp.
6.13%, 03/15/2033	100,000	106,852
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	200,000	192,011
TransCanada PipeLines, Ltd.
4.10%, 04/15/2030	200,000	197,855
Western Midstream Operating LP
4.05%, 02/01/2030	200,000	196,234
Williams Cos., Inc.
2.60%, 03/15/2031	200,000	183,062
5.15%, 03/15/2034	100,000	101,335
5.60%, 03/15/2035	100,000	103,865
		5,094,467
Security Description	Shares or Principal Amount	Value

Private Equity — 0.0%
Blackstone Reg Finance Co. LLC
5.00%, 12/06/2034	$ 50,000	$ 49,987
Brookfield Finance, Inc.
4.85%, 03/29/2029	50,000	50,852
5.68%, 01/15/2035	50,000	51,663
		152,502
Real Estate — 0.0%
CBRE Services, Inc.
5.95%, 08/15/2034	100,000	106,426
REITS — 1.3%
Agree LP
2.60%, 06/15/2033	50,000	43,144
Alexandria Real Estate Equities, Inc.
2.00%, 05/18/2032	100,000	84,873
2.75%, 12/15/2029	100,000	94,347
American Homes 4 Rent LP
5.50%, 02/01/2034	100,000	102,376
American Tower Corp.
3.55%, 07/15/2027	200,000	198,587
3.80%, 08/15/2029	200,000	197,215
5.55%, 07/15/2033	200,000	208,931
AvalonBay Communities, Inc.
5.30%, 12/07/2033	100,000	103,860
Boston Properties LP
3.25%, 01/30/2031	100,000	93,857
4.50%, 12/01/2028	100,000	100,676
5.75%, 01/15/2035	100,000	102,338
Brixmor Operating Partnership LP
2.50%, 08/16/2031	100,000	89,725
5.75%, 02/15/2035	50,000	52,333
Camden Property Trust
4.10%, 10/15/2028	100,000	100,323
Crown Castle, Inc.
2.10%, 04/01/2031	200,000	176,668
3.30%, 07/01/2030	200,000	189,866
Digital Realty Trust LP
3.60%, 07/01/2029	100,000	98,148
EPR Properties
4.95%, 04/15/2028	100,000	100,938
Equinix Europe 2 Financing Corp. LLC
5.50%, 06/15/2034	100,000	103,286
Equinix, Inc.
3.90%, 04/15/2032	100,000	96,228
ERP Operating LP
4.15%, 12/01/2028	100,000	100,435
Essex Portfolio LP
4.00%, 03/01/2029	100,000	99,382
Extra Space Storage LP
2.35%, 03/15/2032	100,000	87,418
4.95%, 01/15/2033	50,000	50,293
5.70%, 04/01/2028	100,000	103,163
Federal Realty OP LP
3.25%, 07/15/2027	100,000	98,924
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/2032	100,000	90,527
5.25%, 02/15/2033	25,000	25,047
Healthpeak OP LLC
3.00%, 01/15/2030	100,000	94,904
5.25%, 12/15/2032	100,000	102,541
Highwoods Realty LP
4.13%, 03/15/2028	100,000	99,360

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
Host Hotels & Resorts LP
3.38%, 12/15/2029	$ 100,000	$ 96,256
Invitation Homes Operating Partnership LP
2.00%, 08/15/2031	50,000	43,545
2.70%, 01/15/2034	100,000	84,537
Kilroy Realty LP
4.25%, 08/15/2029	100,000	98,305
Kimco Realty OP LLC
6.40%, 03/01/2034	100,000	110,022
LXP Industrial Trust
2.38%, 10/01/2031	100,000	87,660
Mid-America Apartments LP
3.60%, 06/01/2027	100,000	99,644
NNN REIT, Inc.
3.50%, 10/15/2027	100,000	99,188
Omega Healthcare Investors, Inc.
4.75%, 01/15/2028	100,000	100,839
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/2031	100,000	89,544
Prologis LP
3.88%, 09/15/2028	100,000	99,864
4.63%, 01/15/2033	100,000	100,576
4.75%, 06/15/2033	100,000	100,556
5.00%, 01/31/2035	100,000	100,963
Public Storage Operating Co.
1.95%, 11/09/2028	100,000	94,785
2.25%, 11/09/2031	100,000	89,468
Realty Income Corp.
3.25%, 01/15/2031	100,000	94,990
4.70%, 12/15/2028	100,000	101,863
5.13%, 02/15/2034	100,000	102,187
5.13%, 04/15/2035	50,000	50,807
5.63%, 10/13/2032	50,000	52,982
Regency Centers LP
3.70%, 06/15/2030	100,000	97,862
Safehold GL Holdings LLC
2.80%, 06/15/2031	100,000	91,855
Simon Property Group LP
2.45%, 09/13/2029	100,000	94,601
2.65%, 07/15/2030	100,000	93,704
2.65%, 02/01/2032	100,000	90,197
5.13%, 10/01/2035	50,000	50,605
Store Capital LLC
2.75%, 11/18/2030	100,000	91,090
Sun Communities Operating LP
2.30%, 11/01/2028	100,000	95,216
UDR, Inc.
2.10%, 08/01/2032	100,000	85,753
Ventas Realty LP
3.85%, 04/01/2027	100,000	99,838
5.00%, 01/15/2035	50,000	49,932
VICI Properties LP
5.13%, 05/15/2032	100,000	100,615
Welltower OP LLC
2.70%, 02/15/2027	100,000	98,843
2.80%, 06/01/2031	100,000	92,526
5.13%, 07/01/2035	50,000	50,770
Weyerhaeuser Co.
4.00%, 04/15/2030	200,000	197,050
Security Description	Shares or Principal Amount	Value

REITS (continued)
WP Carey, Inc.
3.85%, 07/15/2029	$ 100,000	$ 98,963
		6,767,714
Retail — 0.8%
AutoNation, Inc.
3.85%, 03/01/2032	100,000	94,326
AutoZone, Inc.
4.00%, 04/15/2030	100,000	98,726
6.55%, 11/01/2033	100,000	110,773
Costco Wholesale Corp.
1.60%, 04/20/2030	400,000	362,851
Dollar General Corp.
5.20%, 07/05/2028	200,000	205,003
Genuine Parts Co.
2.75%, 02/01/2032	100,000	88,597
Home Depot, Inc.
3.90%, 12/06/2028	200,000	200,749
4.50%, 09/15/2032	200,000	202,247
4.75%, 06/25/2029	200,000	205,071
4.95%, 06/25/2034	100,000	101,951
Lowe's Cos., Inc.
1.70%, 09/15/2028	200,000	188,741
1.70%, 10/15/2030	200,000	178,042
3.65%, 04/05/2029	200,000	197,589
4.85%, 10/15/2035	100,000	98,965
McDonald's Corp.
3.60%, 07/01/2030	200,000	196,225
4.40%, 02/12/2031	25,000	25,175
4.60%, 05/15/2030	200,000	203,468
O'Reilly Automotive, Inc.
4.20%, 04/01/2030	200,000	199,757
Starbucks Corp.
2.55%, 11/15/2030	200,000	185,290
3.55%, 08/15/2029	100,000	98,033
Target Corp.
3.38%, 04/15/2029	300,000	294,980
Walmart, Inc.
3.70%, 06/26/2028	200,000	200,487
4.10%, 04/15/2033	200,000	198,954
4.90%, 04/28/2035	100,000	102,386
		4,038,386
Semiconductors — 0.8%
Analog Devices, Inc.
1.70%, 10/01/2028	300,000	283,756
Applied Materials, Inc.
4.00%, 01/15/2031	100,000	99,073
Broadcom, Inc.
2.45%, 02/15/2031	200,000	183,031
3.14%, 11/15/2035*	100,000	85,994
3.42%, 04/15/2033	200,000	184,806
3.47%, 04/15/2034	200,000	181,826
4.20%, 10/15/2030	200,000	199,392
4.75%, 04/15/2029	100,000	101,929
4.80%, 10/15/2034	100,000	99,842
5.20%, 07/15/2035	200,000	204,371
Intel Corp.
2.45%, 11/15/2029	200,000	187,328
3.75%, 08/05/2027	200,000	199,200
5.20%, 02/10/2033	200,000	203,968
Marvell Technology, Inc.
2.45%, 04/15/2028	200,000	193,221

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Semiconductors (continued)
Microchip Technology, Inc.
5.05%, 02/15/2030	$ 100,000	$ 102,330
Micron Technology, Inc.
5.80%, 01/15/2035	100,000	105,976
5.88%, 09/15/2033	100,000	106,375
NVIDIA Corp.
2.00%, 06/15/2031	200,000	180,196
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.65%, 02/15/2032	200,000	179,389
QUALCOMM, Inc.
1.30%, 05/20/2028	200,000	189,355
4.65%, 05/20/2035	200,000	200,015
Texas Instruments, Inc.
4.90%, 03/14/2033	200,000	206,186
TSMC Arizona Corp.
3.88%, 04/22/2027	300,000	299,862
		3,977,421
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	200,000	189,940
Software — 0.8%
Adobe, Inc.
2.30%, 02/01/2030	200,000	187,198
Broadridge Financial Solutions, Inc.
2.90%, 12/01/2029	100,000	95,059
Cadence Design Systems, Inc.
4.30%, 09/10/2029	100,000	100,639
Concentrix Corp.
6.60%, 08/02/2028	100,000	103,936
Fidelity National Information Services, Inc.
2.25%, 03/01/2031	100,000	89,549
Fiserv, Inc.
3.50%, 07/01/2029	200,000	194,359
5.15%, 08/12/2034	100,000	98,874
5.45%, 03/02/2028	200,000	204,978
Intuit, Inc.
1.35%, 07/15/2027	300,000	290,089
Microsoft Corp.
3.30%, 02/06/2027	200,000	199,350
Oracle Corp.
2.80%, 04/01/2027	400,000	393,320
4.30%, 07/08/2034	100,000	90,306
4.45%, 09/26/2030	200,000	195,221
4.70%, 09/27/2034	200,000	185,635
5.20%, 09/26/2035	200,000	190,599
6.25%, 11/09/2032	200,000	208,757
Paychex, Inc.
5.60%, 04/15/2035	100,000	103,685
Roper Technologies, Inc.
1.75%, 02/15/2031	200,000	175,562
Synopsys, Inc.
4.65%, 04/01/2028	400,000	405,123
5.15%, 04/01/2035	100,000	101,366
VMware, Inc.
3.90%, 08/21/2027	300,000	300,072
Workday, Inc.
3.70%, 04/01/2029	200,000	197,319
		4,110,996
Security Description	Shares or Principal Amount	Value

Telecommunications — 1.0%
America Movil SAB de CV
6.38%, 03/01/2035	$ 50,000	$ 54,891
AT&T, Inc.
2.30%, 06/01/2027	300,000	293,865
2.55%, 12/01/2033	200,000	170,135
4.10%, 02/15/2028	200,000	200,478
5.38%, 08/15/2035	100,000	102,019
5.40%, 02/15/2034	200,000	206,400
Bell Telephone Co. of Canada or Bell Canada
2.15%, 02/15/2032	100,000	86,988
British Telecommunications PLC
9.63%, 12/15/2030	100,000	121,641
Cisco Systems, Inc.
4.85%, 02/26/2029	200,000	205,115
4.95%, 02/26/2031	200,000	206,940
5.05%, 02/26/2034	100,000	102,529
Deutsche Telekom International Finance BV
8.75%, 06/15/2030	100,000	116,616
Motorola Solutions, Inc.
2.30%, 11/15/2030	200,000	181,524
Orange SA
9.00%, 03/01/2031	100,000	119,968
Rogers Communications, Inc.
5.00%, 02/15/2029	200,000	204,090
Sprint Capital Corp.
6.88%, 11/15/2028	300,000	321,851
T-Mobile USA, Inc.
3.38%, 04/15/2029	100,000	97,617
3.75%, 04/15/2027	400,000	398,963
3.88%, 04/15/2030	200,000	196,573
4.95%, 11/15/2035	200,000	198,261
5.05%, 07/15/2033	200,000	203,224
5.15%, 04/15/2034	200,000	203,355
Verizon Communications, Inc.
2.36%, 03/15/2032	200,000	176,323
2.55%, 03/21/2031	200,000	182,733
4.33%, 09/21/2028	400,000	403,415
4.50%, 08/10/2033	200,000	196,427
5.25%, 04/02/2035	200,000	202,605
Vodafone Group PLC
4.38%, 05/30/2028	200,000	203,124
		5,357,670
Transportation — 0.3%
Canadian National Railway Co.
3.85%, 08/05/2032	150,000	145,430
Canadian Pacific Railway Co.
7.13%, 10/15/2031	150,000	169,817
CSX Corp.
4.25%, 03/15/2029	200,000	201,875
FedEx Corp.
3.10%, 08/05/2029	200,000	193,019
GXO Logistics, Inc.
6.25%, 05/06/2029	100,000	105,485
Norfolk Southern Corp.
5.55%, 03/15/2034	100,000	105,251
Ryder System, Inc.
6.30%, 12/01/2028	150,000	158,598
6.60%, 12/01/2033	50,000	55,518
Union Pacific Corp.
3.95%, 09/10/2028	200,000	200,418
5.10%, 02/20/2035	100,000	102,869

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Transportation (continued)
United Parcel Service, Inc.
3.40%, 03/15/2029	$ 200,000	$ 197,310
		1,635,590
Trucking & Leasing — 0.0%
GATX Corp.
1.90%, 06/01/2031	100,000	87,688
6.90%, 05/01/2034	50,000	55,967
		143,655
Water — 0.0%
American Water Capital Corp.
3.45%, 06/01/2029	200,000	196,392
Total Corporate Bonds & Notes (cost $174,981,479)		176,902,570
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 52.8%
U.S. Government — 52.2%
United States Treasury Bonds
5.38%, 02/15/2031	1,000,000	1,070,547
6.25%, 05/15/2030	1,500,000	1,647,012
United States Treasury Notes
0.38%, 07/31/2027	2,420,000	2,309,777
0.50%, 04/30/2027 to 10/31/2027	5,680,000	5,429,820
0.63%, 03/31/2027 to 08/15/2030	7,000,000	6,209,220
0.88%, 11/15/2030	2,300,000	2,008,727
1.00%, 07/31/2028	2,000,000	1,878,359
1.13%, 02/28/2027 to 02/15/2031	8,290,000	7,795,070
1.25%, 12/31/2026 to 08/15/2031	22,700,000	21,144,496
1.38%, 10/31/2028 to 11/15/2031	11,000,000	10,061,250
1.50%, 01/31/2027 to 02/15/2030	6,190,000	5,896,852
1.63%, 05/15/2031	4,000,000	3,577,969
1.75%, 12/31/2026 to 01/31/2029	8,250,000	7,971,346
1.88%, 02/28/2027 to 02/15/2032	7,000,000	6,593,151
2.25%, 02/15/2027	1,300,000	1,282,784
2.38%, 05/15/2027 to 05/15/2029	4,300,000	4,167,516
2.50%, 03/31/2027	2,000,000	1,976,172
2.63%, 05/31/2027 to 07/31/2029	8,000,000	7,784,375
2.75%, 04/30/2027 to 08/15/2032	6,260,000	6,135,510
2.88%, 05/15/2028 to 05/15/2032	7,000,000	6,742,617
3.13%, 11/15/2028 to 08/31/2029	5,000,000	4,919,766
3.25%, 06/30/2029	2,000,000	1,974,141
3.38%, 09/15/2027 to 05/15/2033	8,140,000	7,996,935
3.50%, 10/31/2027 to 11/30/2030	15,050,000	14,957,941
3.63%, 08/31/2027 to 09/30/2031	16,610,000	16,515,907
3.75%, 06/30/2027 to 11/30/2032	14,710,000	14,678,267
3.88%, 07/31/2027 to 08/15/2034	15,300,000	15,223,511
4.00%, 01/15/2027 to 11/15/2035	15,100,000	15,127,228
4.13%, 01/31/2027 to 03/31/2032	24,500,000	24,733,415
4.25%, 01/31/2030 to 08/15/2035	12,412,000	12,510,120
4.38%, 08/31/2028 to 05/15/2034	14,260,000	14,562,167
4.50%, 04/15/2027 to 11/15/2033	8,000,000	8,197,343
4.63%, 05/31/2031 to 02/15/2035	4,500,000	4,647,265
		267,726,576
U.S. Government Agency — 0.6%
Federal Farm Credit Bank
1.50%, 03/30/2028	500,000	476,714
Federal Home Loan Bank
0.83%, 02/10/2027	200,000	194,098
2.50%, 12/10/2027	500,000	490,798
3.25%, 06/09/2028 to 11/16/2028	1,500,000	1,489,725
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
4.38%, 09/08/2028	$ 500,000	$ 509,404
4.75%, 03/10/2034	200,000	206,987
		3,367,726
Total U.S. Government & Agency Obligations (cost $271,842,078)		271,094,302
FOREIGN GOVERNMENT OBLIGATIONS — 2.5%
Banks — 0.1%
Korea Development Bank
4.38%, 02/15/2028	400,000	404,247
4.50%, 02/15/2029	200,000	204,244
		608,491
Regional(State/Province) — 0.5%
Province of Alberta Canada
4.50%, 06/26/2029	300,000	306,744
Province of British Columbia Canada
4.70%, 01/24/2028	200,000	203,985
4.80%, 06/11/2035	200,000	203,918
4.90%, 04/24/2029	200,000	206,906
Province of Ontario Canada
1.60%, 02/25/2031	400,000	356,151
2.00%, 10/02/2029	200,000	187,774
3.70%, 09/17/2029	200,000	199,380
3.80%, 01/29/2029	200,000	200,439
Province of Quebec Canada
4.50%, 04/03/2029	200,000	204,337
4.63%, 08/28/2035	100,000	100,541
7.50%, 09/15/2029	200,000	224,573
		2,394,748
Sovereign — 1.9%
Export Development Canada
3.88%, 02/14/2028	200,000	200,949
4.13%, 02/13/2029	300,000	303,926
Export-Import Bank of Korea
4.88%, 01/14/2030	200,000	206,308
5.00%, 01/11/2028	200,000	204,484
5.13%, 01/11/2033	200,000	208,753
Government of Canada
4.63%, 04/30/2029	300,000	308,874
Japan Bank for International Cooperation
1.25%, 01/21/2031	400,000	350,798
2.88%, 07/21/2027	500,000	493,805
4.63%, 07/19/2028	300,000	305,836
Japan International Cooperation Agency
3.25%, 05/25/2027	500,000	496,465
Panama Government International Bond
3.88%, 03/17/2028	200,000	196,260
Republic of Chile
2.55%, 07/27/2033	200,000	172,600
4.85%, 01/22/2029	200,000	203,650
Republic of Indonesia
3.50%, 01/11/2028	200,000	198,314
3.55%, 03/31/2032	200,000	189,010
4.40%, 03/10/2029	200,000	201,295
4.75%, 09/10/2034	200,000	197,421
Republic of Italy
2.88%, 10/17/2029	200,000	192,222
Republic of Korea
3.63%, 10/29/2030	200,000	197,870
Republic of Panama
3.16%, 01/23/2030	200,000	187,360

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
7.50%, 03/01/2031	$ 200,000	$ 220,230
Republic of Peru
2.78%, 01/23/2031	200,000	184,420
3.00%, 01/15/2034	200,000	173,440
Republic of Philippines
3.00%, 02/01/2028	400,000	392,506
4.25%, 07/27/2031	200,000	200,044
5.25%, 05/14/2034	200,000	206,033
6.38%, 01/15/2032	200,000	220,348
Republic of Poland
4.88%, 02/12/2030	200,000	205,562
5.38%, 02/12/2035	200,000	205,508
Republic of Uruguay
4.38%, 01/23/2031	200,000	201,890
State of Israel
2.75%, 07/03/2030	200,000	186,045
5.38%, 02/19/2030	200,000	206,440
5.50%, 03/12/2034	200,000	206,329
Svensk Exportkredit AB
3.75%, 09/13/2027	600,000	600,916
United Mexican States
2.66%, 05/24/2031	200,000	177,220
4.50%, 04/22/2029	200,000	200,000
4.75%, 04/27/2032	200,000	194,420
5.00%, 05/07/2029	200,000	202,840
5.85%, 07/02/2032	200,000	204,320
6.00%, 05/13/2030	200,000	208,100
6.35%, 02/09/2035	200,000	207,940
		9,820,751
Total Foreign Government Obligations (cost $12,706,220)		12,823,990
MUNICIPAL SECURITIES — 0.2%
Regents of the University of California Medical Center Pooled Revenue Revenue Bonds
4.13%, 05/15/2032	150,000	148,195
State Board of Administration Finance Corp. Revenue Bonds
5.53%, 07/01/2034	150,000	158,745
State of California General Obligation Bonds
5.75%, 10/01/2031	100,000	108,408
6.00%, 03/01/2033	200,000	218,793
State of Connecticut General Obligation Bonds
5.85%, 03/15/2032	100,000	107,238
State of Illinois General Obligation Bonds
6.63%, 02/01/2035	50,000	52,515
Security Description	Shares or Principal Amount	Value

State of Oregon General Obligation Bonds
5.89%, 06/01/2027	$ 55,190	$ 56,038
Texas Department of Transportation State Highway Fund Revenue Bonds
5.18%, 04/01/2030	60,000	61,238
Texas Natural Gas Securitization Finance Corp. Revenue Bonds
5.10%, 04/01/2035	125,596	129,490
Total Municipal Securities (cost $1,020,404)		1,040,660
UNAFFILIATED INVESTMENT COMPANIES — 8.5%
iShares 1-3 Year Treasury Bond ETF	135,000	11,203,650
iShares 3-7 Year Treasury Bond ETF	150,000	17,902,500
iShares 7-10 Year Treasury Bond ETF	150,000	14,391,000
Total Unaffiliated Investment Companies (cost $44,186,122)		43,497,150
Total Long-Term Investment Securities (cost $504,736,303)		505,358,672
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.65%(2) (cost $541,975)	541,975	541,975
TOTAL INVESTMENTS (cost $505,278,278)(3)	98.6%	505,900,647
Other assets less liabilities	1.4	7,109,415
NET ASSETS	100.0%	$513,010,062
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Fixed Income Intermediate Index Portfolio has no right to demand registration of these securities. At January 31, 2026, the aggregate value of these securities was $411,795 representing 0.1% of net assets.
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	The rate shown is the 7-day yield as of January 31, 2026.
(3)	See Note 4 for cost of investments on a tax basis.
DAC—Designated Activity Company
ETF—Exchange Traded Fund
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at January 31, 2026 and unless noted otherwise, the dates shown are the original maturity dates.

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$176,902,570	$—	$176,902,570
U.S. Government & Agency Obligations	—	271,094,302	—	271,094,302
Foreign Government Obligations	—	12,823,990	—	12,823,990
Municipal Securities	—	1,040,660	—	1,040,660
Unaffiliated Investment Companies	43,497,150	—	—	43,497,150
Short-Term Investments	541,975	—	—	541,975
Total Investments at Value	$44,039,125	$461,861,522	$—	$505,900,647
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.5%
Aerospace/Defense — 0.8%
General Dynamics Corp.	29,740	$ 10,441,417
Agriculture — 1.2%
Altria Group, Inc.	250,700	15,540,893
Airlines — 1.0%
Delta Air Lines, Inc.	67,100	4,421,219
Southwest Airlines Co.	69,000	3,278,880
United Airlines Holdings, Inc.†	48,400	4,952,288
		12,652,387
Apparel — 0.3%
Tapestry, Inc.	27,000	3,426,570
Auto Manufacturers — 2.2%
Ford Motor Co.	584,600	8,114,248
General Motors Co.	124,500	10,458,000
PACCAR, Inc.	69,000	8,480,790
		27,053,038
Auto Parts & Equipment — 0.1%
Allison Transmission Holdings, Inc.	3,600	391,320
BorgWarner, Inc.	27,800	1,317,998
		1,709,318
Banks — 20.9%
Bank of America Corp.	667,000	35,484,400
Bank of New York Mellon Corp.	73,400	8,802,128
Citigroup, Inc.	160,400	18,559,884
Citizens Financial Group, Inc.	40,800	2,569,584
Comerica, Inc.	8,700	771,429
Commerce Bancshares, Inc.	12,525	659,316
Cullen/Frost Bankers, Inc.	4,800	661,536
East West Bancorp, Inc.	12,100	1,384,724
Fifth Third Bancorp	51,500	2,586,330
First Citizens BancShares, Inc., Class A	1,191	2,464,858
First Horizon Corp.	36,200	886,538
Goldman Sachs Group, Inc.	31,845	29,788,131
JPMorgan Chase & Co.	207,000	63,319,230
KeyCorp	81,100	1,745,272
M&T Bank Corp.	12,000	2,658,840
Morgan Stanley	165,400	30,235,120
Northern Trust Corp.	21,500	3,212,745
PNC Financial Services Group, Inc.	36,200	8,083,460
Popular, Inc.	4,900	654,297
Regions Financial Corp.	82,900	2,362,650
State Street Corp.	31,700	4,148,262
Truist Financial Corp.	95,500	4,910,610
US Bancorp	116,100	6,514,371
Webster Financial Corp.	15,700	1,032,589
Wells Fargo & Co.	313,100	28,332,419
Western Alliance Bancorp	7,000	624,050
Zions Bancorp NA	8,200	491,262
		262,944,035
Beverages — 2.6%
Coca-Cola Consolidated, Inc.	11,300	1,718,278
PepsiCo, Inc.	204,200	31,371,246
		33,089,524
Biotechnology — 4.1%
Amgen, Inc.	53,140	18,167,503
Bio-Rad Laboratories, Inc., Class A†	2,960	869,352
Corteva, Inc.	88,200	6,420,960
Exelixis, Inc.†	35,300	1,460,008
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Gilead Sciences, Inc.	118,100	$ 16,764,295
Halozyme Therapeutics, Inc.†	15,300	1,097,163
Regeneron Pharmaceuticals, Inc.	4,350	3,225,308
Royalty Pharma PLC, Class A	31,000	1,292,080
United Therapeutics Corp.†	5,688	2,670,459
		51,967,128
Building Materials — 0.3%
Carlisle Cos., Inc.	5,540	1,888,531
Masco Corp.	31,000	2,048,790
Mohawk Industries, Inc.†	1,600	189,408
		4,126,729
Chemicals — 0.9%
Albemarle Corp.	15,300	2,610,639
CF Industries Holdings, Inc.	21,000	1,957,830
Mosaic Co.	47,400	1,303,500
PPG Industries, Inc.	33,500	3,873,605
RPM International, Inc.	19,100	2,042,936
		11,788,510
Commercial Services — 0.9%
Block, Inc.†	40,900	2,471,587
Service Corp. International	20,900	1,680,987
United Rentals, Inc.	8,350	6,530,201
		10,682,775
Computers — 1.6%
CACI International, Inc., Class A†	2,697	1,673,704
Cognizant Technology Solutions Corp., Class A	72,100	5,916,526
Dell Technologies, Inc., Class C	49,900	5,710,556
Genpact, Ltd.	22,400	987,840
Leidos Holdings, Inc.	19,100	3,596,148
NetApp, Inc.	29,600	2,851,960
		20,736,734
Distribution/Wholesale — 0.3%
Core & Main, Inc., Class A†	24,700	1,317,992
WESCO International, Inc.	6,500	1,881,295
		3,199,287
Diversified Financial Services — 1.5%
Ally Financial, Inc.	25,200	1,065,456
Ameriprise Financial, Inc.	10,250	5,403,698
Invesco, Ltd.	28,800	785,952
Raymond James Financial, Inc.	22,700	3,765,022
SEI Investments Co.	14,000	1,229,900
Stifel Financial Corp.	9,600	1,183,680
Synchrony Financial	42,700	3,101,301
T. Rowe Price Group, Inc.	20,600	2,177,008
Voya Financial, Inc.	4,700	360,302
		19,072,319
Electric — 3.2%
AES Corp.	106,400	1,558,760
Alliant Energy Corp.	38,400	2,530,944
DTE Energy Co.	24,800	3,332,624
Duke Energy Corp.	80,200	9,732,270
Evergy, Inc.	34,400	2,639,512
FirstEnergy Corp.	86,300	4,085,442
PPL Corp.	110,500	4,005,625
Public Service Enterprise Group, Inc.	74,600	6,144,056

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
Southern Co.	52,100	$ 4,653,051
WEC Energy Group, Inc.	14,700	1,626,849
		40,309,133
Electrical Components & Equipment — 0.1%
Acuity, Inc.	4,620	1,428,689
Electronics — 0.3%
Allegion PLC	12,900	2,133,531
TD SYNNEX Corp.	12,200	1,935,774
		4,069,305
Energy-Alternate Sources — 0.2%
First Solar, Inc.†	13,700	3,089,624
Engineering & Construction — 0.3%
AECOM	19,300	1,861,099
TopBuild Corp.†	3,830	1,792,632
		3,653,731
Food — 1.9%
Hormel Foods Corp.	11,100	273,171
Ingredion, Inc.	8,100	956,610
J.M. Smucker Co.	2,800	293,608
Kroger Co.	86,600	5,442,810
Mondelez International, Inc., Class A	144,500	8,448,915
Sysco Corp.	71,500	5,995,275
Tyson Foods, Inc., Class A	37,300	2,436,809
		23,847,198
Gas — 0.1%
UGI Corp.	32,100	1,287,531
Hand/Machine Tools — 0.2%
Snap-on, Inc.	7,780	2,848,336
Healthcare-Products — 1.8%
Cooper Cos., Inc.†	8,100	659,178
GE HealthCare Technologies, Inc.	32,700	2,582,319
Medtronic PLC	166,000	17,091,360
Zimmer Biomet Holdings, Inc.	26,200	2,281,234
		22,614,091
Healthcare-Services — 2.2%
Encompass Health Corp.	4,300	406,479
HCA Healthcare, Inc.	36,020	17,587,485
Labcorp Holdings, Inc.	10,780	2,926,986
Quest Diagnostics, Inc.	14,700	2,749,341
Tenet Healthcare Corp.†	12,100	2,290,288
Universal Health Services, Inc., Class B	8,600	1,730,836
		27,691,415
Home Builders — 1.5%
D.R. Horton, Inc.	43,600	6,489,424
Lennar Corp., Class A	33,400	3,652,290
NVR, Inc.†	444	3,390,264
PulteGroup, Inc.	29,100	3,640,119
Toll Brothers, Inc.	14,200	2,051,758
		19,223,855
Household Products/Wares — 0.2%
Avery Dennison Corp.	11,500	2,133,365
Insurance — 6.5%
Aflac, Inc.	59,300	6,579,335
Allstate Corp.	19,500	3,880,305
Security Description	Shares or Principal Amount	Value

Insurance (continued)
American Financial Group, Inc.	7,400	$ 963,998
Arch Capital Group, Ltd.†	33,400	3,207,736
Assurant, Inc.	5,700	1,357,341
Axis Capital Holdings, Ltd.	8,700	897,666
Chubb, Ltd.	43,480	13,459,669
Cincinnati Financial Corp.	17,000	2,735,130
Equitable Holdings, Inc.	36,000	1,670,400
Everest Group, Ltd.	4,820	1,596,770
Fidelity National Financial, Inc.	24,300	1,321,677
Globe Life, Inc.	5,900	827,298
Hartford Insurance Group, Inc.	30,900	4,173,354
Loews Corp.	23,100	2,438,667
Markel Group, Inc.†	1,024	2,089,615
MetLife, Inc.	75,600	5,963,328
Old Republic International Corp.	27,200	1,065,424
Primerica, Inc.	3,720	978,509
Principal Financial Group, Inc.	24,800	2,349,056
Prudential Financial, Inc.	33,500	3,722,185
Reinsurance Group of America, Inc.	5,900	1,196,225
RenaissanceRe Holdings, Ltd.	5,300	1,493,010
Travelers Cos., Inc.	37,620	10,703,266
Unum Group	17,300	1,314,281
W.R. Berkley Corp.	41,500	2,846,070
Willis Towers Watson PLC	9,580	3,041,362
		81,871,677
Internet — 2.0%
eBay, Inc.	67,500	6,157,350
Expedia Group, Inc.	17,500	4,634,700
F5, Inc.†	2,420	666,976
Gen Digital, Inc.	92,100	2,209,479
Match Group, Inc.	31,400	978,110
Meta Platforms, Inc., Class A	15,500	11,105,750
		25,752,365
Iron/Steel — 1.0%
Nucor Corp.	34,200	6,078,024
Reliance, Inc.	6,980	2,299,910
Steel Dynamics, Inc.	22,700	4,076,239
		12,454,173
Machinery-Construction & Mining — 0.1%
Oshkosh Corp.	9,400	1,351,908
Machinery-Diversified — 0.5%
AGCO Corp.	11,100	1,258,851
Dover Corp.	11,100	2,236,539
Regal Rexnord Corp.	9,900	1,598,850
Toro Co.	14,600	1,335,900
		6,430,140
Media — 2.7%
Fox Corp., Class A	35,500	2,583,690
News Corp., Class A	55,900	1,510,977
Walt Disney Co.	266,700	30,083,760
		34,178,427
Metal Fabricate/Hardware — 0.2%
Mueller Industries, Inc.	14,700	2,001,258
Mining — 1.4%
Alcoa Corp.	33,400	1,897,454
Newmont Corp.	134,400	15,099,840
		16,997,294

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Miscellaneous Manufacturing — 1.3%
3M Co.	79,300	$ 12,145,588
A.O. Smith Corp.	16,900	1,241,981
Textron, Inc.	26,300	2,315,978
		15,703,547
Oil & Gas — 7.6%
Antero Resources Corp.†	40,100	1,458,437
APA Corp.	53,000	1,399,730
Devon Energy Corp.	93,700	3,767,677
Diamondback Energy, Inc.	42,800	7,017,060
EOG Resources, Inc.	70,600	7,916,378
Exxon Mobil Corp.	378,600	53,534,040
HF Sinclair Corp.	27,500	1,429,725
Ovintiv, Inc.	33,600	1,460,592
Phillips 66	60,200	8,642,312
Range Resources Corp.	35,400	1,339,890
Valero Energy Corp.	40,400	7,329,772
		95,295,613
Oil & Gas Services — 0.9%
Baker Hughes Co.	119,200	6,679,968
Halliburton Co.	125,700	4,213,464
		10,893,432
Packaging & Containers — 0.5%
Ball Corp.	40,000	2,274,800
Crown Holdings, Inc.	17,200	1,800,496
Packaging Corp. of America	11,900	2,648,345
		6,723,641
Pharmaceuticals — 7.5%
Cencora, Inc.	24,860	8,930,209
CVS Health Corp.	137,400	10,239,048
Henry Schein, Inc.†	15,400	1,162,392
Jazz Pharmaceuticals PLC†	6,700	1,102,083
Johnson & Johnson	206,900	47,018,025
Merck & Co., Inc.	156,000	17,202,120
Pfizer, Inc.	241,400	6,382,616
Viatris, Inc.	150,600	1,971,354
		94,007,847
Pipelines — 1.4%
Antero Midstream Corp.	71,100	1,338,102
Cheniere Energy, Inc.	28,000	5,922,560
Kinder Morgan, Inc.	332,300	10,131,827
		17,392,489
Real Estate — 0.2%
Jones Lang LaSalle, Inc.†	5,820	2,083,036
Retail — 4.3%
AutoNation, Inc.†	8,000	1,639,840
Best Buy Co., Inc.	31,300	2,037,630
BJ's Wholesale Club Holdings, Inc.†	8,000	739,520
Darden Restaurants, Inc.	17,200	3,428,820
Dillard's, Inc., Class A	1,555	944,755
Dollar Tree, Inc.†	26,600	3,127,894
Gap, Inc.	55,600	1,555,688
Security Description	Shares or Principal Amount	Value

Retail (continued)
Genuine Parts Co.	20,800	$ 2,890,992
Lithia Motors, Inc.	2,920	944,445
Lowe's Cos., Inc.	78,100	20,857,386
Penske Automotive Group, Inc.	9,800	1,536,542
Target Corp.	67,600	7,129,772
Ulta Beauty, Inc.†	5,994	3,880,276
Williams-Sonoma, Inc.	16,100	3,294,865
		54,008,425
Semiconductors — 2.2%
ON Semiconductor Corp.†	52,800	3,162,192
QUALCOMM, Inc.	160,000	24,254,400
Skyworks Solutions, Inc.	3,900	217,464
		27,634,056
Software — 0.1%
Twilio, Inc., Class A†	11,000	1,325,060
Telecommunications — 4.8%
AT&T, Inc.	926,100	24,273,081
Cisco Systems, Inc.	152,200	11,920,304
Verizon Communications, Inc.	551,700	24,561,684
		60,755,069
Toys/Games/Hobbies — 0.1%
Hasbro, Inc.	14,200	1,268,202
Transportation — 2.5%
CSX Corp.	226,400	8,548,864
FedEx Corp.	35,100	11,310,975
United Parcel Service, Inc., Class B	110,400	11,726,688
		31,586,527
Total Common Stocks (cost $893,107,384)		1,240,341,123
UNAFFILIATED INVESTMENT COMPANIES — 1.1%
iShares Russell 1000 Value ETF (cost $13,277,943)	61,000	13,411,460
Total Long-Term Investment Securities (cost $906,385,327)		1,253,752,583
SHORT-TERM INVESTMENTS — 0.3%
Unaffiliated Investment Companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.65%(1) (cost $4,596,031)	4,596,031	4,596,031
TOTAL INVESTMENTS (cost $910,981,358)(2)	99.9%	1,258,348,614
Other assets less liabilities	0.1	852,024
NET ASSETS	100.0%	$1,259,200,638
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of January 31, 2026.
(2)	See Note 4 for cost of investments on a tax basis.
ETF—Exchange Traded Fund

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,240,341,123	$—	$—	$1,240,341,123
Unaffiliated Investment Companies	13,411,460	—	—	13,411,460
Short-Term Investments	4,596,031	—	—	4,596,031
Total Investments at Value	$1,258,348,614	$—	$—	$1,258,348,614
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Franklin Small Company Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.2%
Aerospace/Defense — 2.4%
Melrose Industries PLC	95,096	$ 814,580
QinetiQ Group PLC	925,609	6,351,785
		7,166,365
Apparel — 1.0%
Crocs, Inc.†	15,120	1,268,870
Dr. Martens PLC	1,833,943	1,690,133
		2,959,003
Banks — 16.1%
Atlantic Union Bankshares Corp.	141,214	5,484,752
Camden National Corp.	71,996	3,424,850
Central BanCo, Inc.	44,141	1,063,798
Columbia Banking System, Inc.	257,288	7,574,559
First Bancorp	80,606	4,669,506
First Commonwealth Financial Corp.	175,591	3,165,906
First Interstate BancSystem, Inc., Class A	90,460	3,208,616
German American Bancorp, Inc.	87,734	3,690,969
Peoples Bancorp, Inc.	13,401	435,800
Seacoast Banking Corp. of Florida	90,179	3,015,586
SouthState Bank Corp.	71,454	7,311,888
TriCo Bancshares	71,415	3,557,895
Washington Trust Bancorp, Inc.	28,761	988,515
		47,592,640
Building Materials — 2.2%
American Woodmark Corp.†	20,128	1,195,402
Fortune Brands Innovations, Inc.	5,053	273,367
Louisiana-Pacific Corp.	23,712	1,985,643
UFP Industries, Inc.	28,492	2,942,654
		6,397,066
Chemicals — 3.7%
Ashland, Inc.	72,765	4,450,307
Elementis PLC	2,885,495	6,380,563
		10,830,870
Commercial Services — 1.3%
Babcock International Group PLC	194,040	3,810,136
Distribution/Wholesale — 0.5%
Resideo Technologies, Inc.†	41,827	1,432,993
Diversified Financial Services — 2.4%
Bread Financial Holdings, Inc.	62,853	4,559,357
Victory Capital Holdings, Inc., Class A	34,419	2,427,572
		6,986,929
Electric — 1.0%
Black Hills Corp.	18,899	1,379,249
IDACORP, Inc.	12,213	1,621,764
		3,001,013
Electrical Components & Equipment — 0.7%
EnerSys	12,204	2,199,039
Electronics — 7.3%
Benchmark Electronics, Inc.	136,231	7,103,084
Brady Corp., Class A	58,133	5,026,761
Oxford Instruments PLC	62,045	2,135,217
Vontier Corp.	192,759	7,228,463
		21,493,525
Hand/Machine Tools — 1.2%
MSA Safety, Inc.	19,639	3,479,049
Security Description	Shares or Principal Amount	Value

Healthcare-Products — 4.1%
Bruker Corp.	104,095	$ 4,610,368
Envista Holdings Corp.†	325,505	7,639,602
		12,249,970
Home Builders — 1.1%
Century Communities, Inc.	16,119	1,015,175
M/I Homes, Inc.†	5,547	741,634
Meritage Homes Corp.	16,169	1,123,907
Taylor Morrison Home Corp.†	6,743	410,986
		3,291,702
Insurance — 5.7%
CNO Financial Group, Inc.	181,197	7,619,334
Hanover Insurance Group, Inc.	7,228	1,258,684
Horace Mann Educators Corp.	130,797	5,861,014
Selective Insurance Group, Inc.	24,263	2,040,033
TWFG, Inc.†	476	11,895
		16,790,960
Investment Companies — 0.8%
Rosebank Industries PLC†	483,010	2,306,635
Iron/Steel — 2.1%
Commercial Metals Co.	80,121	6,158,901
Leisure Time — 1.4%
BRP, Inc.	5,987	451,867
Brunswick Corp.	45,415	3,643,191
		4,095,058
Lodging — 2.9%
Boyd Gaming Corp.	39,483	3,337,893
Hilton Grand Vacations, Inc.†	82,030	3,700,373
Wyndham Hotels & Resorts, Inc.	20,499	1,492,122
		8,530,388
Machinery-Construction & Mining — 0.6%
Oshkosh Corp.	12,884	1,852,977
Machinery-Diversified — 7.1%
Gates Industrial Corp. PLC†	293,226	6,750,062
Middleby Corp.†	5,018	738,499
Mueller Water Products, Inc., Class A	160,284	4,338,888
Regal Rexnord Corp.	57,700	9,318,550
		21,145,999
Metal Fabricate/Hardware — 3.5%
Ryerson Holding Corp.	125,329	3,536,785
Valmont Industries, Inc.	15,588	6,945,389
		10,482,174
Miscellaneous Manufacturing — 3.0%
Avient Corp.	186,564	6,744,288
Senior PLC	653,447	2,190,654
		8,934,942
Oil & Gas — 1.5%
Whitecap Resources, Inc.	495,861	4,522,890
Oil & Gas Services — 3.4%
Hunting PLC	548,711	3,318,664
Liberty Energy, Inc.	93,465	2,303,912
Select Water Solutions, Inc.	343,132	4,148,466
TechnipFMC PLC	6,511	362,793
		10,133,835

SunAmerica Series Trust SA Franklin Small Company Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real Estate — 0.1%
McGrath RentCorp	2,708	$ 302,456
REITS — 2.0%
Independence Realty Trust, Inc.	163,757	2,734,742
Kite Realty Group Trust	83,971	1,972,479
STAG Industrial, Inc.	29,657	1,112,434
		5,819,655
Retail — 3.8%
Gap, Inc.	236,708	6,623,090
Group 1 Automotive, Inc.	3,361	1,190,668
La-Z-Boy, Inc.	71,130	2,589,843
Signet Jewelers, Ltd.	10,198	940,969
		11,344,570
Savings & Loans — 2.4%
WSFS Financial Corp.	110,821	7,173,443
Semiconductors — 6.1%
Cohu, Inc.†	11,224	320,333
Melexis NV	9,941	751,202
MKS, Inc.	42,976	10,116,980
Onto Innovation, Inc.†	33,691	6,807,267
		17,995,782
Software — 2.8%
ACI Worldwide, Inc.†	194,238	8,422,160
Toys/Games/Hobbies — 2.3%
Mattel, Inc.†	319,552	6,675,441
Security Description	Shares or Principal Amount	Value

Transportation — 0.7%
Knight-Swift Transportation Holdings, Inc.	31,046	$ 1,710,635
RXO, Inc.†	20,931	305,174
		2,015,809
Total Long-Term Investment Securities (cost $233,083,707)		287,594,375
SHORT-TERM INVESTMENTS — 2.8%
Sovereign — 2.8%
Federal Home Loan Bank Disc. Notes
3.52%, 02/02/2026	$8,378,000	8,375,570
Unaffiliated Investment Companies — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.65%(1)	76,740	76,740
Total Short-Term Investments (cost $8,453,921)		8,452,310
TOTAL INVESTMENTS (cost $241,537,628)(2)	100.0%	296,046,685
Other assets less liabilities	(0.0)	(38,171)
NET ASSETS	100.0%	$296,008,514
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of January 31, 2026.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$287,594,375	$—	$—	$287,594,375
Short-Term Investments:
Sovereign	—	8,375,570	—	8,375,570
Other Short-Term Investments	76,740	—	—	76,740
Total Investments at Value	$287,671,115	$8,375,570	$—	$296,046,685
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.7%
Aerospace/Defense — 3.5%
General Dynamics Corp.	15,471	$ 5,431,713
General Electric Co.	16,083	4,934,104
Howmet Aerospace, Inc.	114	23,721
L3Harris Technologies, Inc.	1,157	396,678
Lockheed Martin Corp.	711	450,930
RTX Corp.	2,059	413,715
		11,650,861
Agriculture — 1.6%
Altria Group, Inc.	56,609	3,509,192
Archer-Daniels-Midland Co.	27,068	1,821,947
		5,331,139
Airlines — 0.0%
United Airlines Holdings, Inc.†	3	307
Apparel — 0.3%
Tapestry, Inc.	9,111	1,156,277
Auto Manufacturers — 4.0%
Ford Motor Co.	217,522	3,019,206
General Motors Co.	64,906	5,452,104
Tesla, Inc.†	11,386	4,900,648
		13,371,958
Auto Parts & Equipment — 0.0%
Allison Transmission Holdings, Inc.	786	85,438
BorgWarner, Inc.	1,434	67,986
		153,424
Banks — 4.2%
Bank of America Corp.	5,865	312,018
Bank of New York Mellon Corp.	10,616	1,273,071
Citigroup, Inc.	15,309	1,771,404
Goldman Sachs Group, Inc.	508	475,188
JPMorgan Chase & Co.	10,321	3,157,091
Morgan Stanley	8,176	1,494,573
State Street Corp.	5,588	731,246
Wells Fargo & Co.	51,576	4,667,112
		13,881,703
Beverages — 0.9%
Monster Beverage Corp.†	5,090	411,068
PepsiCo, Inc.	15,993	2,457,005
		2,868,073
Biotechnology — 3.5%
Amgen, Inc.	12,716	4,347,346
Biogen, Inc.†	166	29,862
Corteva, Inc.	12,159	885,175
Exelixis, Inc.†	11,840	489,702
Gilead Sciences, Inc.	33,763	4,792,658
Halozyme Therapeutics, Inc.†	6,536	468,697
Incyte Corp.†	1,204	120,484
Regeneron Pharmaceuticals, Inc.	623	461,923
Royalty Pharma PLC, Class A	8	334
		11,596,181
Building Materials — 0.0%
Johnson Controls International PLC	3	358
Trane Technologies PLC	267	112,295
		112,653
Security Description	Shares or Principal Amount	Value

Chemicals — 0.7%
CF Industries Holdings, Inc.	23,579	$ 2,198,270
Solstice Advanced Materials, Inc.†	365	22,546
		2,220,816
Commercial Services — 1.0%
ADT, Inc.	2,600	20,800
Cintas Corp.	3,916	749,483
PayPal Holdings, Inc.	47,756	2,516,264
Robert Half, Inc.	5,181	179,314
		3,465,861
Computers — 7.5%
Accenture PLC, Class A	179	47,192
Apple, Inc.	79,602	20,655,127
Cognizant Technology Solutions Corp., Class A	4	328
Genpact, Ltd.	7	309
Western Digital Corp.	16,419	4,108,526
		24,811,482
Cosmetics/Personal Care — 0.7%
Colgate-Palmolive Co.	13,338	1,204,288
Procter & Gamble Co.	7,787	1,181,833
		2,386,121
Distribution/Wholesale — 0.0%
WW Grainger, Inc.	103	111,234
Diversified Financial Services — 3.0%
Charles Schwab Corp.	3,407	354,056
Mastercard, Inc., Class A	9,437	5,084,561
SEI Investments Co.	5,552	487,743
Synchrony Financial	7,190	522,210
T. Rowe Price Group, Inc.	12,405	1,310,960
Visa, Inc., Class A	5,918	1,904,590
Western Union Co.	16,901	158,362
XP, Inc., Class A	17	332
		9,822,814
Electric — 1.8%
American Electric Power Co., Inc.	6,527	781,771
CMS Energy Corp.	5	358
Consolidated Edison, Inc.	3,323	354,332
Duke Energy Corp.	2,944	357,254
NRG Energy, Inc.	22,359	3,412,654
Southern Co.	5,775	515,765
Vistra Corp.	2,542	402,526
WEC Energy Group, Inc.	3	332
		5,824,992
Electronics — 0.0%
Allegion PLC	2	331
Honeywell International, Inc.	2	455
		786
Environmental Control — 0.0%
Republic Services, Inc.	619	133,141
Food — 0.7%
Albertsons Cos., Inc., Class A	6,967	116,001
Ingredion, Inc.	594	70,151
Kroger Co.	33,940	2,133,129
		2,319,281
Gas — 0.0%
UGI Corp.	3,931	157,672

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products — 1.5%
Abbott Laboratories	15,901	$ 1,737,979
Boston Scientific Corp.†	3	281
IDEXX Laboratories, Inc.†	3,771	2,528,305
Medtronic PLC	7,118	732,869
		4,999,434
Healthcare-Services — 1.7%
HCA Healthcare, Inc.	6,881	3,359,786
Medpace Holdings, Inc.†	3,830	2,230,899
Universal Health Services, Inc., Class B	1	201
		5,590,886
Home Builders — 0.1%
D.R. Horton, Inc.	1,740	258,982
Insurance — 3.0%
Allstate Corp.	1,552	308,832
American International Group, Inc.	35,113	2,629,261
Assured Guaranty, Ltd.	741	62,874
Axis Capital Holdings, Ltd.	4,048	417,673
Berkshire Hathaway, Inc., Class B†	9,688	4,655,375
Hartford Insurance Group, Inc.	854	115,341
MGIC Investment Corp.	43,831	1,179,931
Old Republic International Corp.	8	313
RenaissanceRe Holdings, Ltd.	2,143	603,683
Unum Group	4	304
		9,973,587
Internet — 15.7%
Alphabet, Inc., Class A	20,586	6,958,068
Alphabet, Inc., Class C	28,815	9,754,742
Amazon.com, Inc.†	47,476	11,361,007
AppLovin Corp., Class A†	2,092	989,746
Booking Holdings, Inc.	732	3,661,347
Etsy, Inc.†	671	35,536
Expedia Group, Inc.	6,146	1,627,707
Lyft, Inc., Class A†	19,808	334,161
Meta Platforms, Inc., Class A	15,219	10,904,413
Netflix, Inc.†	36,574	3,053,563
Robinhood Markets, Inc., Class A†	350	34,818
Uber Technologies, Inc.†	42,480	3,400,524
VeriSign, Inc.	1	244
		52,115,876
Lodging — 0.1%
Boyd Gaming Corp.	2,958	250,069
Machinery-Construction & Mining — 1.4%
Caterpillar, Inc.	7,332	4,819,764
Oshkosh Corp.	3	431
		4,820,195
Machinery-Diversified — 0.0%
Toro Co.	4	366
Media — 0.7%
Comcast Corp., Class A	68,161	2,027,790
Fox Corp., Class A	2,056	149,636
Versant Media Group, Inc.†	2,602	84,773
Walt Disney Co.	3	338
		2,262,537
Mining — 1.1%
Newmont Corp.	33,409	3,753,501
Security Description	Shares or Principal Amount	Value

Oil & Gas — 2.3%
APA Corp.	170,648	$ 4,506,814
EOG Resources, Inc.	6,797	762,148
Exxon Mobil Corp.	14,294	2,021,171
Valero Energy Corp.	1,871	339,455
		7,629,588
Packaging & Containers — 0.2%
Crown Holdings, Inc.	6,272	656,553
Pharmaceuticals — 5.1%
AbbVie, Inc.	22,910	5,109,158
Bristol-Myers Squibb Co.	75,934	4,180,167
Cardinal Health, Inc.	13,293	2,856,400
Cencora, Inc.	1	359
Eli Lilly & Co.	2,551	2,645,770
Johnson & Johnson	6,484	1,473,489
McKesson Corp.	854	709,853
Pfizer, Inc.	12	317
		16,975,513
Pipelines — 0.2%
Cheniere Energy, Inc.	3,841	812,448
Real Estate — 0.1%
CBRE Group, Inc., Class A†	1,055	179,698
Jones Lang LaSalle, Inc.†	680	243,379
		423,077
REITS — 1.4%
Mid-America Apartment Communities, Inc.	147	19,742
Prologis, Inc.	8,062	1,052,575
Rayonier, Inc.	8,483	192,903
Simon Property Group, Inc.	3,877	741,709
Sun Communities, Inc.	6,800	866,524
VICI Properties, Inc.	59,536	1,671,771
		4,545,224
Retail — 2.5%
Bath & Body Works, Inc.	17	371
Best Buy Co., Inc.	11,360	739,536
Dollar General Corp.	12,004	1,721,734
Dollar Tree, Inc.†	11,095	1,304,661
Home Depot, Inc.	762	285,437
Lowe's Cos., Inc.	8,380	2,237,963
Macy's, Inc.	14,151	283,303
O'Reilly Automotive, Inc.†	2,977	292,966
TJX Cos., Inc.	2,470	370,031
Ulta Beauty, Inc.†	1,569	1,015,708
Williams-Sonoma, Inc.	2	409
		8,252,119
Semiconductors — 16.2%
Advanced Micro Devices, Inc.†	377	89,247
Broadcom, Inc.	22,737	7,532,768
KLA Corp.	2,587	3,694,081
Lam Research Corp.	5,387	1,257,649
Micron Technology, Inc.	15,424	6,399,109
NVIDIA Corp.	162,333	31,026,706
QUALCOMM, Inc.	24,876	3,770,953
Skyworks Solutions, Inc.	5	279
		53,770,792
Software — 10.4%
Adobe, Inc.†	20,386	5,978,194
Autodesk, Inc.†	982	248,318

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Cadence Design Systems, Inc.†	416	$ 123,286
DocuSign, Inc.†	5	263
Dropbox, Inc., Class A†	7,121	181,443
Electronic Arts, Inc.	5,044	1,028,572
Intuit, Inc.	4,997	2,493,103
Microsoft Corp.	50,219	21,608,734
Oracle Corp.	2	329
Palantir Technologies, Inc., Class A†	7,388	1,083,007
Pegasystems, Inc.	5	218
RingCentral, Inc., Class A†	4,195	108,567
Salesforce, Inc.	1,278	271,307
Teradata Corp.†	4,987	142,229
Zoom Communications, Inc.†	13,768	1,268,033
		34,535,603
Telecommunications — 1.6%
AT&T, Inc.	117,919	3,090,657
Cisco Systems, Inc.	23,541	1,843,731
Millicom International Cellular SA	1,999	121,999
Ubiquiti, Inc.	221	121,864
		5,178,251
Transportation — 0.0%
Ryder System, Inc.	2	383
Union Pacific Corp.	1	235
		618
Total Long-Term Investment Securities (cost $266,378,130)		328,181,995
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.3%
Sovereign — 1.3%
Federal Home Loan Bank Disc. Notes
3.52%, 02/02/2026	$4,342,000	$ 4,340,741
Unaffiliated Investment Companies — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.65%(1)	63,523	63,523
Total Short-Term Investments (cost $4,405,098)		4,404,264
TOTAL INVESTMENTS (cost $270,783,228)(2)	100.0%	332,586,259
Other assets less liabilities	(0.0)	(116,243)
NET ASSETS	100.0%	$332,470,016
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of January 31, 2026.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$328,181,995	$—	$—	$328,181,995
Short-Term Investments:
Sovereign	—	4,340,741	—	4,340,741
Other Short-Term Investments	63,523	—	—	63,523
Total Investments at Value	$328,245,518	$4,340,741	$—	$332,586,259
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.1%
Aerospace/Defense — 1.9%
General Dynamics Corp.	2,097	$ 736,236
L3Harris Technologies, Inc.	21,078	7,226,592
Northrop Grumman Corp.	4,492	3,109,632
		11,072,460
Agriculture — 2.7%
Altria Group, Inc.	124,848	7,739,327
Archer-Daniels-Midland Co.	74,134	4,989,960
Philip Morris International, Inc.	16,468	2,955,018
		15,684,305
Airlines — 0.8%
United Airlines Holdings, Inc.†	46,866	4,795,329
Apparel — 0.2%
Crocs, Inc.†	7,191	603,469
Ralph Lauren Corp.	1,591	562,275
		1,165,744
Auto Manufacturers — 1.6%
Ford Motor Co.	139,181	1,931,832
General Motors Co.	87,142	7,319,928
		9,251,760
Banks — 10.6%
Bank of America Corp.	219,460	11,675,272
Bank of New York Mellon Corp.	60,762	7,286,579
Citigroup, Inc.	56,177	6,500,240
JPMorgan Chase & Co.	48,857	14,944,868
Morgan Stanley	53,593	9,796,800
Northern Trust Corp.	33,376	4,987,376
State Street Corp.	49,665	6,499,162
		61,690,297
Beverages — 0.5%
PepsiCo, Inc.	20,287	3,116,692
Biotechnology — 4.4%
Amgen, Inc.	14,351	4,906,320
Biogen, Inc.†	27,506	4,948,054
Gilead Sciences, Inc.	62,991	8,941,573
Regeneron Pharmaceuticals, Inc.	8,831	6,547,745
		25,343,692
Building Materials — 2.1%
CRH PLC(1)	55,823	6,833,293
Johnson Controls International PLC	46,199	5,509,693
		12,342,986
Chemicals — 0.4%
CF Industries Holdings, Inc.	23,552	2,195,753
Commercial Services — 1.7%
Block, Inc.†	11,561	698,631
PayPal Holdings, Inc.	101,163	5,330,279
United Rentals, Inc.	4,746	3,711,657
		9,740,567
Computers — 3.0%
Cognizant Technology Solutions Corp., Class A	61,050	5,009,763
Genpact, Ltd.	24,630	1,086,183
HP, Inc.	99,279	1,929,984
Western Digital Corp.	37,936	9,492,725
		17,518,655
Security Description	Shares or Principal Amount	Value

Cosmetics/Personal Care — 1.6%
Colgate-Palmolive Co.	58,895	$ 5,317,629
Procter & Gamble Co.	24,240	3,678,905
		8,996,534
Distribution/Wholesale — 0.2%
WW Grainger, Inc.	1,171	1,264,610
Diversified Financial Services — 2.2%
Raymond James Financial, Inc.	30,925	5,129,221
SEI Investments Co.	16,475	1,447,329
T. Rowe Price Group, Inc.	41,309	4,365,535
Western Union Co.	60,906	570,689
XP, Inc., Class A	54,963	1,072,328
		12,585,102
Electric — 2.9%
American Electric Power Co., Inc.	38,620	4,625,711
DTE Energy Co.	15,914	2,138,523
Edison International	21,755	1,354,902
Exelon Corp.	64,264	2,877,742
Public Service Enterprise Group, Inc.	7,701	634,254
WEC Energy Group, Inc.	49,527	5,481,153
		17,112,285
Electrical Components & Equipment — 0.2%
Acuity, Inc.	3,543	1,095,637
Electronics — 1.1%
Allegion PLC	7,764	1,284,088
Mettler-Toledo International, Inc.†	3,832	5,262,256
		6,546,344
Engineering & Construction — 0.4%
TopBuild Corp.†	4,420	2,068,781
Environmental Control — 0.1%
Veralto Corp.	8,182	809,854
Food — 1.5%
Kroger Co.	103,520	6,506,232
US Foods Holding Corp.†	24,861	2,078,877
		8,585,109
Gas — 0.3%
UGI Corp.	38,562	1,546,722
Healthcare-Products — 3.1%
Abbott Laboratories	18,858	2,061,179
Boston Scientific Corp.†	46,380	4,337,922
Edwards Lifesciences Corp.†	56,453	4,593,016
Medtronic PLC	64,149	6,604,781
ResMed, Inc.	2,349	606,770
		18,203,668
Healthcare-Services — 1.5%
HCA Healthcare, Inc.	12,306	6,008,651
UnitedHealth Group, Inc.	8,328	2,389,553
		8,398,204
Household Products/Wares — 0.3%
Kimberly-Clark Corp.	15,381	1,537,946
Insurance — 6.3%
American International Group, Inc.	38,342	2,871,049
Arch Capital Group, Ltd.†	15,179	1,457,791
Axis Capital Holdings, Ltd.	12,405	1,279,948
Berkshire Hathaway, Inc., Class B†	42,900	20,614,737
Globe Life, Inc.	13,695	1,920,313

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Hartford Insurance Group, Inc.	40,818	$ 5,512,879
MGIC Investment Corp.	33,592	904,297
RenaissanceRe Holdings, Ltd.	7,755	2,184,583
		36,745,597
Internet — 7.8%
Alphabet, Inc., Class A	52,063	17,597,294
Alphabet, Inc., Class C	36,560	12,376,657
Amazon.com, Inc.†	38,682	9,256,603
Gen Digital, Inc.	92,187	2,211,566
Lyft, Inc., Class A†	51,305	865,515
Meta Platforms, Inc., Class A	4,005	2,869,582
		45,177,217
Leisure Time — 0.8%
Carnival Corp.†	140,353	4,213,397
YETI Holdings, Inc.†	11,984	547,789
		4,761,186
Lodging — 0.3%
Boyd Gaming Corp.	8,077	682,830
Wynn Resorts, Ltd.(1)	7,981	857,558
		1,540,388
Machinery-Construction & Mining — 2.0%
Caterpillar, Inc.	17,260	11,346,034
Machinery-Diversified — 0.5%
AGCO Corp.	10,785	1,223,127
Flowserve Corp.	20,615	1,611,062
		2,834,189
Media — 1.2%
Comcast Corp., Class A	241,479	7,184,000
Mining — 1.5%
Anglogold Ashanti PLC	10,429	968,541
Newmont Corp.	71,249	8,004,825
		8,973,366
Miscellaneous Manufacturing — 1.0%
3M Co.	39,352	6,027,152
Oil & Gas — 3.7%
APA Corp.	60,009	1,584,838
Devon Energy Corp.	70,571	2,837,660
EOG Resources, Inc.	11,877	1,331,768
EQT Corp.	36,136	2,086,131
Exxon Mobil Corp.	57,077	8,070,688
Marathon Petroleum Corp.	32,954	5,806,165
		21,717,250
Oil & Gas Services — 0.7%
TechnipFMC PLC	71,372	3,976,848
Packaging & Containers — 0.4%
Crown Holdings, Inc.	21,978	2,300,657
Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co.	108,765	5,987,513
Cardinal Health, Inc.	17,186	3,692,928
Johnson & Johnson	31,995	7,270,864
McKesson Corp.	840	698,216
		17,649,521
Security Description	Shares or Principal Amount	Value

Pipelines — 0.8%
Cheniere Energy, Inc.	21,952	$ 4,643,287
Real Estate — 0.8%
CBRE Group, Inc., Class A†	28,616	4,874,163
REITS — 3.0%
Prologis, Inc.	58,592	7,649,772
Regency Centers Corp.	32,612	2,376,436
Sun Communities, Inc.	18,024	2,296,798
VICI Properties, Inc.	190,426	5,347,162
		17,670,168
Retail — 6.5%
Bath & Body Works, Inc.	31,782	692,848
Best Buy Co., Inc.	36,168	2,354,537
Dollar Tree, Inc.†	29,230	3,437,156
Ferguson Enterprises, Inc.	27,427	6,924,220
Gap, Inc.	24,061	673,227
Lululemon Athletica, Inc.†	7,111	1,240,869
Macy's, Inc.	38,813	777,036
TJX Cos., Inc.	40,314	6,039,440
Ulta Beauty, Inc.†	6,369	4,123,036
Walmart, Inc.	62,266	7,418,371
Williams-Sonoma, Inc.	19,201	3,929,485
		37,610,225
Semiconductors — 4.6%
Applied Materials, Inc.	28,477	9,178,707
Cirrus Logic, Inc.†	8,668	1,129,787
Micron Technology, Inc.	21,503	8,921,165
QUALCOMM, Inc.	48,034	7,281,474
		26,511,133
Software — 3.6%
DocuSign, Inc.†	9,355	491,512
Electronic Arts, Inc.	32,267	6,579,887
Nutanix, Inc., Class A†	24,672	970,350
Salesforce, Inc.	36,469	7,742,004
UiPath, Inc., Class A†	43,826	551,769
Zoom Communications, Inc.†	48,933	4,506,729
		20,842,251
Telecommunications — 3.7%
AT&T, Inc.	311,401	8,161,820
Cisco Systems, Inc.	146,208	11,451,010
Millicom International Cellular SA	12,824	782,649
Verizon Communications, Inc.	27,021	1,202,975
		21,598,454
Transportation — 1.6%
C.H. Robinson Worldwide, Inc.	18,361	3,579,477
FedEx Corp.	5,195	1,674,089
JB Hunt Transport Services, Inc.	13,312	2,698,609
Ryder System, Inc.	6,129	1,172,355
		9,124,530
Total Long-Term Investment Securities (cost $463,484,163)		575,776,652
SHORT-TERM INVESTMENTS — 0.9%
Sovereign — 0.9%
Federal Home Loan Bank Disc. Notes
3.52%, 02/02/2026	$5,346,000	5,344,450

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Unaffiliated Investment Companies — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.65%(2)	51,704	$ 51,704
Total Short-Term Investments (cost $5,397,182)		5,396,154
TOTAL INVESTMENTS (cost $468,881,345)(3)	100.0%	581,172,806
Other assets less liabilities	(0.0)	(45,979)
NET ASSETS	100.0%	$581,126,827
†	Non-income producing security
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2026, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
CRH PLC	07/09/24, 04/21/25	55,823	$4,290,663	$6,833,293	$122.41	1.2%
Wynn Resorts, Ltd.	10/21/25	7,981	968,728	857,558	107.45	0.2
				$7,690,851		1.4%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(2)	The rate shown is the 7-day yield as of January 31, 2026.
(3)	See Note 4 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$575,776,652	$—	$—	$575,776,652
Short-Term Investments:
Sovereign	—	5,344,450	—	5,344,450
Other Short-Term Investments	51,704	—	—	51,704
Total Investments at Value	$575,828,356	$5,344,450	$—	$581,172,806
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 64.9%
Aerospace/Defense — 1.8%
Airbus SE	503	$ 115,311
Airbus SE ADR	3,704	211,313
Astronics Corp.†	523	39,617
BAE Systems PLC	3,834	103,561
Boeing Co.†	1,184	276,725
General Dynamics Corp.	171	60,036
Kratos Defense & Security Solutions, Inc.†	462	47,591
L3Harris Technologies, Inc.	340	116,569
Lockheed Martin Corp.	156	98,938
Rolls-Royce Holdings PLC	9,165	151,871
RTX Corp.	2,842	571,043
Safran SA	356	127,017
		1,919,592
Agriculture — 0.2%
Altria Group, Inc.	2,616	162,166
Imperial Brands PLC	1,411	59,197
Turning Point Brands, Inc.	141	17,082
		238,445
Airlines — 0.2%
Allegiant Travel Co.†	456	40,415
Delta Air Lines, Inc.	386	25,434
International Consolidated Airlines Group SA	6,999	40,030
SkyWest, Inc.†	366	35,326
Southwest Airlines Co.	396	18,818
Sun Country Airlines Holdings, Inc.†	2,011	35,273
United Airlines Holdings, Inc.†	279	28,547
		223,843
Apparel — 0.2%
Asics Corp.	2,400	57,612
Burberry Group PLC†	1,879	28,257
LVMH Moet Hennessy Louis Vuitton SE	223	144,563
Tapestry, Inc.	155	19,671
		250,103
Auto Manufacturers — 1.0%
Blue Bird Corp.†	560	28,174
Ford Motor Co.	3,371	46,789
General Motors Co.	716	60,144
Kia Corp.	882	93,506
Mercedes-Benz Group AG	1,218	83,435
PACCAR, Inc.	396	48,672
REV Group, Inc.	633	40,449
Subaru Corp.	4,300	92,441
Suzuki Motor Corp.	4,400	59,890
Tesla, Inc.†	1,120	482,059
Toyota Motor Corp.	3,000	67,925
		1,103,484
Auto Parts & Equipment — 0.1%
Aisin Corp.	600	10,714
Allison Transmission Holdings, Inc.	21	2,283
BorgWarner, Inc.	160	7,585
Continental AG	645	50,950
		71,532
Banks — 5.4%
AIB Group PLC	11,696	131,013
Amalgamated Financial Corp.	436	16,934
Associated Banc-Corp.	661	18,019
Banco Bilbao Vizcaya Argentaria SA	2,827	71,879
Security Description	Shares or Principal Amount	Value

Banks (continued)
Banco de Sabadell SA	16,513	$ 64,691
Banco Santander SA	14,661	187,339
Bancorp, Inc.†	464	27,580
Bank of America Corp.	12,471	663,457
Bank of N.T. Butterfield & Son, Ltd.	646	33,463
Bank of New York Mellon Corp.	1,354	162,372
BankUnited, Inc.	596	28,292
Barclays PLC	17,213	114,517
BAWAG Group AG*	450	73,290
BNP Paribas SA	1,707	184,533
Central Pacific Financial Corp.	416	13,549
Citigroup, Inc.	1,418	164,077
Citizens Financial Group, Inc.	235	14,800
Comerica, Inc.	50	4,433
Commerce Bancshares, Inc.	72	3,790
Commonwealth Bank of Australia	393	40,875
Credit Agricole SA	3,275	70,924
Cullen/Frost Bankers, Inc.	28	3,859
Customers Bancorp, Inc.†	383	30,265
Deutsche Bank AG	3,175	125,324
Eagle Bancorp, Inc.	438	11,721
East West Bancorp, Inc.	70	8,011
Enterprise Financial Services Corp.	260	14,911
Fifth Third Bancorp	296	14,865
First BanCorp.	1,663	36,786
First Citizens BancShares, Inc., Class A	7	14,487
First Financial Corp.	251	16,355
First Horizon Corp.	209	5,118
Goldman Sachs Group, Inc.	183	171,180
HSBC Holdings PLC	13,375	235,250
Independent Bank Corp. - Massachusetts	277	22,376
Independent Bank Corp. - Michigan	299	10,510
ING Groep NV	3,460	101,794
Intesa Sanpaolo SpA	21,465	151,796
JPMorgan Chase & Co.	2,916	891,975
KBC Group NV	635	89,496
KeyCorp	468	10,071
Lloyds Banking Group PLC	77,223	115,125
M&T Bank Corp.	69	15,288
Mitsubishi UFJ Financial Group, Inc.	7,900	143,161
Morgan Stanley	950	173,660
NatWest Group PLC	19,134	174,163
Northern Trust Corp.	123	18,380
OFG Bancorp	649	26,155
Pathward Financial, Inc.	196	17,697
Piraeus Bank SA	6,522	65,790
PNC Financial Services Group, Inc.	208	46,446
Popular, Inc.	28	3,739
Preferred Bank	184	15,782
Rakuten Bank, Ltd.†	800	38,067
Regions Financial Corp.	476	13,566
ServisFirst Bancshares, Inc.	76	6,221
Shinhan Financial Group Co., Ltd.	907	53,119
Societe Generale SA	1,198	104,800
Standard Chartered PLC	3,520	89,685
State Street Corp.	182	23,816
Sumitomo Mitsui Financial Group, Inc.	400	14,143
Texas Capital Bancshares, Inc.†	386	39,052
Toronto-Dominion Bank	600	56,076
Truist Financial Corp.	551	28,332
TrustCo Bank Corp.	258	11,197
UBS Group AG	761	35,823
UniCredit SpA	2,519	219,314

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
United Community Banks, Inc.(1)	376	$ 12,946
Univest Financial Corp.	472	15,642
US Bancorp	670	37,594
Valley National Bancorp	3,036	37,829
Webster Financial Corp.	90	5,919
Wells Fargo & Co.	1,799	162,791
Western Alliance Bancorp	40	3,566
Zions Bancorp NA	47	2,816
		5,883,677
Beverages — 0.6%
Anheuser-Busch InBev SA NV	710	50,563
Coca-Cola Co.	3,060	228,919
Coca-Cola Consolidated, Inc.	65	9,884
Coca-Cola Femsa SAB de CV ADR	285	29,723
Monster Beverage Corp.†	2,479	200,204
PepsiCo, Inc.	1,178	180,976
		700,269
Biotechnology — 1.2%
ACADIA Pharmaceuticals, Inc.†	640	16,083
ADMA Biologics, Inc.†	857	14,826
Amgen, Inc.	547	187,008
Amicus Therapeutics, Inc.†	1,863	26,622
ANI Pharmaceuticals, Inc.†	76	6,221
Arcutis Biotherapeutics, Inc.†	483	12,254
Ardelyx, Inc.†	1,262	9,705
Arrowhead Pharmaceuticals, Inc.†	536	37,161
Aurinia Pharmaceuticals, Inc.†	1,372	19,935
BioCryst Pharmaceuticals, Inc.†	2,129	14,009
Bio-Rad Laboratories, Inc., Class A†	17	4,993
Bridgebio Pharma, Inc.†	295	22,795
Corteva, Inc.	507	36,910
Dynavax Technologies Corp.†	471	7,293
Emergent BioSolutions, Inc.†	1,488	16,874
Exelixis, Inc.†	203	8,396
Genmab A/S†	207	66,433
Gilead Sciences, Inc.	1,548	219,739
Halozyme Therapeutics, Inc.†	88	6,310
Innoviva, Inc.†	926	18,520
Keros Therapeutics, Inc.†	488	8,740
Krystal Biotech, Inc.†	74	20,664
Ligand Pharmaceuticals, Inc.†	161	30,928
Myriad Genetics, Inc.†	360	2,023
Niagen Bioscience, Inc.†	2,505	15,005
Organogenesis Holdings, Inc.†	925	3,700
PDL BioPharma, Inc.†(2)	3,800	238
PTC Therapeutics, Inc.†	350	26,435
Puma Biotechnology, Inc.†	2,710	17,561
Regeneron Pharmaceuticals, Inc.	25	18,536
Rigel Pharmaceuticals, Inc.†	475	16,558
Royalty Pharma PLC, Class A	178	7,419
Spyre Therapeutics, Inc.(2)	1,300	0
Stoke Therapeutics, Inc.†	793	24,060
Surface Oncology(2)	2,413	269
TG Therapeutics, Inc.†	627	18,453
Theravance Biopharma, Inc.†	1,905	36,081
United Therapeutics Corp.†	33	15,493
Veracyte, Inc.†	421	16,032
Vericel Corp.†	294	10,578
Vertex Pharmaceuticals, Inc.†	607	285,229
		1,326,089
Security Description	Shares or Principal Amount	Value

Building Materials — 0.7%
Amrize, Ltd.†	611	$ 32,050
Carlisle Cos., Inc.	32	10,908
Cie de Saint-Gobain SA	440	43,404
Daikin Industries, Ltd.	600	72,053
Geberit AG	83	63,304
Holcim AG	1,506	154,954
Masco Corp.	179	11,830
Mitsubishi Electric Corp.	900	28,089
Modine Manufacturing Co.†	99	18,281
Mohawk Industries, Inc.†	9	1,065
Tecnoglass, Inc.	248	12,130
Vulcan Materials Co.	967	290,622
Wienerberger AG	1,021	33,766
		772,456
Chemicals — 1.3%
Air Liquide SA	63	11,794
Albemarle Corp.	88	15,015
Asahi Kasei Corp.	6,300	61,042
BASF SE	852	46,416
Cabot Corp.	246	17,759
CF Industries Holdings, Inc.	512	47,734
Ecolab, Inc.	552	155,658
Hawkins, Inc.	196	25,529
Linde PLC	1,139	520,489
Mosaic Co.	273	7,507
Nitto Denko Corp.	1,800	39,848
PPG Industries, Inc.	193	22,317
RPM International, Inc.	110	11,766
Sensient Technologies Corp.	184	17,392
Sherwin-Williams Co.	1,071	379,819
Solstice Advanced Materials, Inc.†	348	21,496
		1,401,581
Coal — 0.0%
Peabody Energy Corp.(1)	770	27,150
Commercial Services — 0.8%
Adtalem Global Education, Inc.†	284	29,408
Altus Group, Ltd.	614	20,833
American Public Education, Inc.†	666	27,825
Automatic Data Processing, Inc.	624	154,016
Block, Inc.†	236	14,261
Brambles, Ltd.	2,933	45,750
Bureau Veritas SA	1,110	35,656
Cimpress PLC†	187	14,790
Deluxe Corp.	455	12,012
Legalzoom.com, Inc.†	2,990	26,581
Perdoceo Education Corp.	671	21,492
Recruit Holdings Co., Ltd.	1,800	94,210
RELX PLC	1,033	36,454
Rollins, Inc.	770	48,772
S&P Global, Inc.	373	196,866
Service Corp. International	121	9,732
Sezzle, Inc.†	116	7,336
StoneCo., Ltd., Class A†	2,054	33,152
United Rentals, Inc.	48	37,539
Wolters Kluwer NV	277	25,900
		892,585
Computers — 2.4%
Amdocs, Ltd.	683	55,965
Apple, Inc.	7,312	1,897,318
CACI International, Inc., Class A†	16	9,929

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
Check Point Software Technologies, Ltd.†	345	$ 61,931
Cognizant Technology Solutions Corp., Class A	1,243	102,001
Corsair Gaming, Inc.†	1,633	8,328
Cricut, Inc., Class A	4,650	20,785
Dell Technologies, Inc., Class C	288	32,959
Diebold Nixdorf, Inc.†	289	19,944
Fujitsu, Ltd.	3,700	102,398
Genpact, Ltd.	129	5,689
HP, Inc.	297	5,774
Insight Enterprises, Inc.†	119	9,998
International Business Machines Corp.	382	117,159
Leidos Holdings, Inc.	110	20,711
Logitech International SA	719	61,981
NetApp, Inc.	446	42,972
Qualys, Inc.†	250	32,975
		2,608,817
Cosmetics/Personal Care — 0.7%
Colgate-Palmolive Co.	719	64,919
Kao Corp.	1,400	55,960
L'Oreal SA	252	115,600
Procter & Gamble Co.	2,604	395,209
Unilever PLC	2,583	174,619
		806,307
Distribution/Wholesale — 0.6%
Core & Main, Inc., Class A†	142	7,577
Fastenal Co.	1,738	75,360
G-III Apparel Group, Ltd.	489	14,352
Marubeni Corp.	3,110	102,789
Mitsubishi Corp.	500	13,237
ScanSource, Inc.†	464	19,947
Titan Machinery, Inc.†	1,529	24,877
Toyota Tsusho Corp.	1,300	47,091
WESCO International, Inc.	37	10,709
WW Grainger, Inc.	295	318,582
		634,521
Diversified Financial Services — 1.7%
Acadian Asset Management, Inc.	837	46,387
AerCap Holdings NV	497	71,399
Ally Financial, Inc.	145	6,131
Ameriprise Financial, Inc.	59	31,104
Artisan Partners Asset Management, Inc., Class A	777	34,592
Bread Financial Holdings, Inc.	142	10,301
CME Group, Inc.	340	98,280
Dave, Inc.†	59	9,658
Enova International, Inc.†	268	44,266
Intercontinental Exchange, Inc.	1,326	230,432
International Money Express, Inc.†	549	8,488
Invesco, Ltd.	166	4,530
Mastercard, Inc., Class A	150	80,818
Navient Corp.	583	5,719
ORIX Corp.	1,000	30,331
Pagseguro Digital, Ltd., Class A	2,777	31,241
Piper Sandler Cos.	107	37,059
Radian Group, Inc.	1,221	40,171
Raymond James Financial, Inc.	130	21,562
SEI Investments Co.	80	7,028
Singapore Exchange, Ltd.	3,900	54,050
Stifel Financial Corp.	55	6,782
Synchrony Financial	245	17,794
T. Rowe Price Group, Inc.	118	12,470
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Visa, Inc., Class A	2,687	$ 864,757
Voya Financial, Inc.	27	2,070
Western Union Co.	2,486	23,294
		1,830,714
Electric — 1.3%
AES Corp.	613	8,980
Alliant Energy Corp.	221	14,566
Atco, Ltd., Class I	1,900	82,494
Brookfield Renewable Corp.	841	35,019
CLP Holdings, Ltd.	3,500	33,131
Consolidated Edison, Inc.	624	66,537
DTE Energy Co.	143	19,216
Duke Energy Corp.	461	55,942
Endesa SA	2,749	101,308
Enel SpA	9,719	107,232
Engie SA	2,988	88,900
Entergy Corp.	2,350	225,342
Evergy, Inc.	198	15,193
Exelon Corp.	828	37,078
FirstEnergy Corp.	498	23,575
Genie Energy, Ltd., Class B	467	6,431
Iberdrola SA	6,275	140,766
National Grid PLC	4,165	70,356
Oklo, Inc.†	192	15,287
Ormat Technologies, Inc.	82	10,245
Otter Tail Corp.	239	21,309
PPL Corp.	637	23,091
Public Service Enterprise Group, Inc.	430	35,415
RWE AG	986	62,552
Southern Co.	299	26,704
WEC Energy Group, Inc.	927	102,591
		1,429,260
Electrical Components & Equipment — 1.2%
ABB, Ltd.	1,333	114,945
Acuity, Inc.	26	8,040
American Superconductor Corp.†	245	7,330
Eaton Corp. PLC	2,043	717,951
Emerson Electric Co.	1,775	260,854
EnerSys	248	44,687
Nexans SA	238	37,493
Powell Industries, Inc.	109	48,351
Schneider Electric SE	141	40,497
		1,280,148
Electronics — 0.8%
Allegion PLC	74	12,239
Allient, Inc.	49	2,990
Amphenol Corp., Class A	1,334	192,203
Atkore, Inc.	423	29,377
Bel Fuse, Inc., Class B	213	42,853
Benchmark Electronics, Inc.	357	18,614
Honeywell International, Inc.	1,039	236,393
Hoya Corp.	300	50,149
Kimball Electronics, Inc.†	954	28,820
Murata Manufacturing Co., Ltd.	2,300	46,606
Sanmina Corp.†	256	36,270
SCREEN Holdings Co., Ltd.	300	38,111
TD SYNNEX Corp.	70	11,107
TTM Technologies, Inc.†	185	18,167

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics (continued)
Turtle Beach Corp.†	847	$ 10,130
Yokogawa Electric Corp.	2,000	66,270
		840,299
Energy-Alternate Sources — 0.2%
Nextpower, Inc., Class A†	543	63,580
First Solar, Inc.†	79	17,816
Shoals Technologies Group, Inc., Class A†	3,881	36,637
Vestas Wind Systems A/S	2,672	81,279
		199,312
Engineering & Construction — 0.5%
Acciona SA	202	43,435
ACS Actividades de Construccion y Servicios SA	859	96,374
AECOM	111	10,704
Aena SME SA*	2,586	80,403
Argan, Inc.	101	35,058
Bouygues SA	2,102	113,642
Eiffage SA	402	59,540
Frontdoor, Inc.†	371	21,930
Primoris Services Corp.	334	49,515
TopBuild Corp.†	22	10,297
Tutor Perini Corp.	668	52,699
		573,597
Entertainment — 0.1%
Aristocrat Leisure, Ltd.	386	14,396
Brightstar Lottery PLC	1,880	27,222
Cinemark Holdings, Inc.	637	15,084
Entain PLC	1,634	13,527
Lottomatica Group Spa	1,171	28,760
Rush Street Interactive, Inc.†	819	14,472
Super Group SGHC, Ltd.	3,096	29,319
Toho Co., Ltd.	200	10,180
United Parks & Resorts, Inc.†	224	8,434
		161,394
Environmental Control — 0.3%
Waste Management, Inc.	1,546	343,583
Food — 1.4%
Albertsons Cos., Inc., Class A	2,931	48,801
Cal-Maine Foods, Inc.	410	34,247
Danone SA	600	46,826
Empire Co., Ltd., Class A	1,700	55,533
Flowers Foods, Inc.	2,255	25,775
George Weston, Ltd.	1,152	80,348
Hormel Foods Corp.	64	1,575
Ingredion, Inc.	47	5,551
J.M. Smucker Co.	16	1,678
Koninklijke Ahold Delhaize NV	3,726	145,571
Kroger Co.	1,755	110,302
Loblaw Cos., Ltd.	2,756	124,011
Magnum Ice Cream Co. NV (XAMS)†	175	3,107
McCormick & Co., Inc.	2,898	179,183
Mondelez International, Inc., Class A	830	48,530
Nestle SA	1,916	181,996
Seneca Foods Corp., Class A†	281	33,532
Sysco Corp.	413	34,630
Tesco PLC	19,964	116,155
Tyson Foods, Inc., Class A	214	13,981
Security Description	Shares or Principal Amount	Value

Food (continued)
United Natural Foods, Inc.†	935	$ 34,810
WH Group, Ltd.*	134,000	157,463
		1,483,605
Food Service — 0.0%
Compass Group PLC	1,521	45,517
Forest Products & Paper — 0.1%
International Paper Co.	2,341	94,389
Sylvamo Corp.	274	13,410
		107,799
Gas — 0.2%
Canadian Utilities, Ltd., Class A	1,051	34,016
Centrica PLC	28,816	75,292
Osaka Gas Co., Ltd.	1,400	52,414
Southwest Gas Holdings, Inc.	272	22,527
Spire, Inc.	217	18,334
UGI Corp.	185	7,421
		210,004
Hand/Machine Tools — 0.1%
Makita Corp.	2,500	86,440
Schindler Holding AG (Participation Certificate)	153	59,019
Snap-on, Inc.	45	16,475
		161,934
Healthcare-Products — 1.9%
10X Genomics, Inc., Class A†	1,297	26,199
Abbott Laboratories	564	61,645
Adaptive Biotechnologies Corp.†	1,312	24,272
Boston Scientific Corp.†	1,421	132,906
CareDx, Inc.†	883	18,146
Cooper Cos., Inc.†	47	3,825
Embecta Corp.	1,113	11,809
GE HealthCare Technologies, Inc.	188	14,846
Glaukos Corp.†	74	8,834
Haemonetics Corp.†	280	18,665
Integer Holdings Corp.†	179	15,548
Intuitive Surgical, Inc.†	717	361,526
iRadimed Corp.	288	28,189
iRhythm Technologies, Inc.†	221	34,147
Lantheus Holdings, Inc.†	328	21,950
LivaNova PLC†	625	41,069
Medtronic PLC	954	98,224
MiMedx Group, Inc.†	1,736	8,871
Olympus Corp.	1,900	22,602
Smith & Nephew PLC	3,361	57,120
Stryker Corp.	1,223	451,972
Tactile Systems Technology, Inc.†	1,152	33,247
Thermo Fisher Scientific, Inc.	981	567,616
Twist Bioscience Corp.†	141	5,791
Varex Imaging Corp.†	496	6,914
Zimmer Biomet Holdings, Inc.	150	13,060
		2,088,993
Healthcare-Services — 0.2%
Encompass Health Corp.	25	2,363
Ensign Group, Inc.	259	44,460
HCA Healthcare, Inc.	207	101,072
ICON PLC†	173	31,183
Labcorp Holdings, Inc.	62	16,834
Quest Diagnostics, Inc.	84	15,711
Select Medical Holdings Corp.	2,260	34,013

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Services (continued)
Tenet Healthcare Corp.†	69	$ 13,060
Universal Health Services, Inc., Class B	49	9,862
		268,558
Home Builders — 0.2%
Bellway PLC	711	26,424
D.R. Horton, Inc.	252	37,508
Forestar Group, Inc.†	448	11,657
Hovnanian Enterprises, Inc., Class A†	112	12,617
KB Home	216	12,429
Lennar Corp., Class A	193	21,104
M/I Homes, Inc.†	234	31,286
NVR, Inc.†	2	15,271
PulteGroup, Inc.	168	21,015
Toll Brothers, Inc.	82	11,848
Winnebago Industries, Inc.	577	26,490
		227,649
Home Furnishings — 0.2%
Panasonic Holdings Corp.	5,000	68,396
Sonos, Inc.†	260	3,731
Sony Group Corp.	7,900	176,316
		248,443
Household Products/Wares — 0.1%
Avery Dennison Corp.	67	12,429
Clorox Co.	441	49,740
Kimberly-Clark Corp.	402	40,196
		102,365
Insurance — 2.7%
Aegon, Ltd.	8,245	64,288
Aflac, Inc.	636	70,564
AIA Group, Ltd.	6,402	74,042
Allianz SE	329	144,995
Allstate Corp.	342	68,055
American Financial Group, Inc.	43	5,602
Arch Capital Group, Ltd.†	192	18,440
Assurant, Inc.	33	7,858
AXA SA	2,556	116,433
Axis Capital Holdings, Ltd.	50	5,159
BB Seguridade Participacoes SA	9,400	66,641
Berkshire Hathaway, Inc., Class B†	802	385,385
Chubb, Ltd.	250	77,390
Cincinnati Financial Corp.	98	15,767
Equitable Holdings, Inc.	207	9,605
Essent Group, Ltd.	582	36,619
Everest Group, Ltd.	28	9,276
Fidelity National Financial, Inc.	140	7,615
Genworth Financial, Inc.,†	3,623	30,216
Globe Life, Inc.	34	4,767
Hartford Insurance Group, Inc.	553	74,688
Jackson Financial, Inc., Class A	445	52,919
Japan Post Holdings Co., Ltd.	8,000	95,865
Japan Post Insurance Co., Ltd.	1,900	58,623
Loews Corp.	133	14,041
Markel Group, Inc.†	6	12,244
Marsh & McLennan Cos., Inc.	1,988	374,122
MetLife, Inc.	434	34,234
MGIC Investment Corp.	3,027	81,487
MS&AD Insurance Group Holdings, Inc.	1,300	33,029
Muenchener Rueckversicherungs-Gesellschaft AG	118	71,670
NMI Holdings, Inc.†	489	18,934
Security Description	Shares or Principal Amount	Value

Insurance (continued)
NN Group NV	836	$ 66,176
Old Republic International Corp.	156	6,110
Primerica, Inc.	22	5,787
Principal Financial Group, Inc.	142	13,450
Prudential Financial, Inc.	192	21,333
Reinsurance Group of America, Inc.	34	6,893
RenaissanceRe Holdings, Ltd.	31	8,733
SiriusPoint, Ltd.†	1,552	31,676
Sompo Holdings, Inc.	3,300	113,355
Suncorp Group, Ltd.	4,758	56,325
Travelers Cos., Inc.	1,396	397,176
Unum Group	99	7,521
W.R. Berkley Corp.	238	16,322
Willis Towers Watson PLC	217	68,891
		2,960,321
Internet — 7.3%
Airbnb, Inc., Class A†	2,043	264,303
Alphabet, Inc., Class A	4,779	1,615,302
Alphabet, Inc., Class C	1,031	349,024
Amazon.com, Inc.†	7,559	1,808,869
Auto Trader Group PLC*	3,948	29,064
Bumble, Inc., Class A†	1,298	4,348
Cargurus, Inc.†	457	14,807
eBay, Inc.	389	35,485
EverQuote, Inc., Class A†	1,074	24,380
Expedia Group, Inc.	101	26,749
F5, Inc.†	14	3,858
Gen Digital, Inc.	1,855	44,501
Groupon, Inc.†	870	12,310
Hims & Hers Health, Inc.†	832	22,539
LifeMD, Inc.†	1,299	4,209
LY Corp.	18,600	47,666
Match Group, Inc.	1,557	48,500
Meta Platforms, Inc., Class A	2,444	1,751,126
Netflix, Inc.†	10,906	910,542
Palo Alto Networks, Inc.†	3,031	536,396
Q2 Holdings, Inc.†	279	17,089
RealReal, Inc.†	916	13,438
Spotify Technology SA†	70	35,024
Stitch Fix, Inc., Class A†	3,794	18,211
Tencent Holdings, Ltd. ADR	605	46,216
Uber Technologies, Inc.†	2,676	214,214
Upwork, Inc.†	1,789	35,834
VeriSign, Inc.	199	48,602
Yelp, Inc.†	732	20,042
		8,002,648
Investment Companies — 0.1%
Industrivarden AB, Class A	626	31,273
Itausa SA (Preference Shares)	17,533	45,509
		76,782
Iron/Steel — 0.1%
Commercial Metals Co.	383	29,441
Evraz PLC†(2)	3,725	0
Fortescue, Ltd.	4,462	65,250
Nucor Corp.	197	35,011
Reliance, Inc.	40	13,180
Steel Dynamics, Inc.	130	23,344
		166,226
Leisure Time — 0.1%
Peloton Interactive, Inc., Class A†	4,398	24,585

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure Time (continued)
Polaris, Inc.	548	$ 34,984
Sabre Corp.†	9,052	11,768
TravelSky Technology, Ltd.	16,207	22,053
		93,390
Lodging — 0.1%
Galaxy Entertainment Group, Ltd.	4,000	20,379
InterContinental Hotels Group PLC	412	55,537
		75,916
Machinery-Construction & Mining — 0.4%
Bloom Energy Corp., Class A†	710	107,473
Caterpillar, Inc.	120	78,883
Hitachi, Ltd.	3,690	127,825
Mitsubishi Heavy Industries, Ltd.	600	17,520
Oshkosh Corp.	54	7,766
Siemens Energy AG†	529	90,640
Terex Corp.	420	23,940
		454,047
Machinery-Diversified — 0.4%
AGCO Corp.	64	7,258
Atlas Copco AB, Class A	1,373	28,323
CNH Industrial NV	3,583	38,553
Dover Corp.	64	12,895
GEA Group AG	1,215	86,988
Kone Oyj, Class B	616	44,263
Power Solutions International, Inc.†	335	24,006
Regal Rexnord Corp.	57	9,206
SMC Corp.	100	38,867
THK Co., Ltd.	500	14,849
Toro Co.	84	7,686
Wartsila OYJ Abp	2,038	82,618
Watts Water Technologies, Inc., Class A	86	25,741
		421,253
Media — 0.5%
USA TODAY Co., Inc.†	3,287	19,459
Fox Corp., Class A	1,407	102,401
News Corp., Class A	323	8,731
Walt Disney Co.	3,332	375,850
		506,441
Metal Fabricate/Hardware — 0.0%
Mueller Industries, Inc.	84	11,436
Olympic Steel, Inc.	271	13,032
Ryerson Holding Corp.	336	9,482
		33,950
Mining — 0.7%
Alcoa Corp.	193	10,964
Anglo American PLC	1,560	72,748
BHP Group, Ltd.†	4,544	160,014
Centrus Energy Corp., Class A†	64	17,810
Century Aluminum Co.†	389	17,633
DPM Metals, Inc.	3,284	114,584
Hecla Mining Co.	2,210	49,769
Kaiser Aluminum Corp.	165	20,232
Kinross Gold Corp. (TSX)	2,300	72,430
Newmont Corp.	772	86,734
OceanaGold Corp.	1,633	52,912
SSR Mining, Inc.†	2,178	49,724
Security Description	Shares or Principal Amount	Value

Mining (continued)
Teck Resources, Ltd., Class B	593	$ 31,827
Valterra Platinum, Ltd.	201	18,428
		775,809
Miscellaneous Manufacturing — 0.5%
3M Co.	856	131,105
A.O. Smith Corp.	98	7,202
Alstom SA†	1,797	57,555
Fabrinet†	89	43,560
Parker-Hannifin Corp.	84	78,611
Siemens AG	558	169,523
Textron, Inc.	152	13,385
		500,941
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	598	28,985
Office Furnishings — 0.0%
Interface, Inc.	887	27,914
Office/Business Equipment — 0.0%
Xerox Holdings Corp.	1,294	2,834
Oil & Gas — 1.8%
Antero Resources Corp.†	231	8,402
APA Corp.	306	8,081
California Resources Corp.	733	39,216
Chevron Corp.	860	152,134
Devon Energy Corp.	540	21,713
Diamondback Energy, Inc.	247	40,496
ENEOS Holdings, Inc.	8,100	67,962
EOG Resources, Inc.	406	45,525
EQT Corp.	1,781	102,817
Equinor ASA	1,701	45,393
Exxon Mobil Corp.	4,874	689,184
Gulfport Energy Corp.†	101	20,621
HF Sinclair Corp.	158	8,214
Inpex Corp.	3,300	73,416
Magnolia Oil & Gas Corp., Class A	468	11,939
Marathon Petroleum Corp.	380	66,952
Murphy Oil Corp.	734	22,086
Noble Corp. PLC†	9	321
Ovintiv, Inc.	193	8,390
Par Pacific Holdings, Inc.†	725	27,362
Parex Resources, Inc.	2,200	32,637
PetroChina Co., Ltd.	60,000	71,274
Phillips 66	420	60,295
Range Resources Corp.	204	7,721
Repsol SA	632	12,402
Riley Exploration Permian, Inc.	343	9,621
Shell PLC	3,601	137,672
Talos Energy, Inc.†	3,052	36,380
TotalEnergies SE	1,490	108,001
Valaris, Ltd.†	282	16,280
Valero Energy Corp.	232	42,092
		1,994,599
Oil & Gas Services — 0.1%
Baker Hughes Co.	685	38,387
DNOW, Inc.†	2,500	37,975
Halliburton Co.	725	24,302
RPC, Inc.	3,410	22,677
		123,341

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Packaging & Containers — 0.0%
Ball Corp.	231	$ 13,137
Crown Holdings, Inc.	99	10,363
Packaging Corp. of America	68	15,134
		38,634
Pharmaceuticals — 4.3%
AbbVie, Inc.	1,528	340,760
Aduro Biotech Holding, Inc. CVR†(2)	460	117
Akebia Therapeutics, Inc.†	1,967	2,773
Alkermes PLC†	700	23,723
Amneal Pharmaceuticals, Inc.†	678	9,275
Astellas Pharma, Inc.	8,900	123,298
AstraZeneca PLC	1,481	275,608
Avadel Pharmaceuticals PLC†	720	15,516
Blueprint Medic(2)	181	83
Bristol-Myers Squibb Co.	1,002	55,160
Cardinal Health, Inc.	507	108,944
Catalyst Pharmaceuticals, Inc.†	691	16,791
Cencora, Inc.(1)	451	162,008
China Feihe, Ltd.*	44,100	21,903
Chugai Pharmaceutical Co., Ltd.	1,300	73,929
Collegium Pharmaceutical, Inc.†	380	17,450
CVS Health Corp.	790	58,871
Eli Lilly & Co.	492	510,278
GSK PLC	7,878	202,284
Harmony Biosciences Holdings, Inc.†	704	25,710
Henry Schein, Inc.†	89	6,718
Indivior Pharmaceuticals, Inc.†	339	11,994
Ipsen SA	214	34,904
Ironwood Pharmaceuticals, Inc.†	3,094	15,130
Jazz Pharmaceuticals PLC†	38	6,251
Johnson & Johnson	3,568	810,828
Madrigal Pharmaceuticals, Inc.†	63	30,827
MannKind Corp.†	1,461	8,445
Merck & Co., Inc.	896	98,802
Merck KGaA	237	35,270
Mirum Pharmaceuticals, Inc.†	99	10,219
Novartis AG	2,290	339,538
Novo Nordisk A/S, Class B	2,478	145,348
Otsuka Holdings Co., Ltd.	2,600	155,251
Pfizer, Inc.	1,387	36,672
Protagonist Therapeutics, Inc.†	319	26,094
Rhythm Pharmaceuticals, Inc.†	213	21,837
Roche Holding AG	964	437,326
Roche Holding AG ADR	2,120	120,310
Sanofi SA	1,342	125,986
Shionogi & Co., Ltd.	7,600	155,870
SIGA Technologies, Inc.	1,395	9,346
Spectrum Pharmaceuticals, Inc.(2)	2,839	0
Supernus Pharmaceuticals, Inc.†	191	9,199
UCB SA	104	31,485
USANA Health Sciences, Inc.†	207	4,492
Viatris, Inc.	865	11,323
		4,743,946
Pipelines — 0.3%
Antero Midstream Corp.	410	7,716
Cheniere Energy, Inc.	161	34,055
Golar LNG, Ltd.	337	13,679
Kinder Morgan, Inc.	7,417	226,144
		281,594
Security Description	Shares or Principal Amount	Value

Private Equity — 0.2%
3i Group PLC	2,632	$ 120,686
Onex Corp.	681	58,025
		178,711
Real Estate — 0.1%
CK Asset Holdings, Ltd.	1,000	5,868
Daito Trust Construction Co., Ltd.	4,435	89,840
Jones Lang LaSalle, Inc.†	34	12,169
Newmark Group, Inc., Class A	993	17,705
		125,582
REITS — 0.5%
Alexander & Baldwin, Inc.	1,014	21,031
American Assets Trust, Inc.	603	10,890
American Tower Corp.	843	151,133
Curbline Properties Corp.	304	7,372
Farmland Partners, Inc.	2,238	25,983
Innovative Industrial Properties, Inc.	636	30,732
JBG SMITH Properties	1,075	18,103
Klepierre SA	913	35,107
National Health Investors, Inc.	273	22,419
Pebblebrook Hotel Trust	646	7,377
Piedmont Office Realty Trust, Inc.	1,022	8,605
Public Storage	205	56,619
Sabra Health Care REIT, Inc.	1,411	26,428
Simon Property Group, Inc.	196	37,497
SITE Centers Corp.	1,451	8,880
SL Green Realty Corp.	152	6,807
Summit Hotel Properties, Inc.	2,102	9,291
Tanger, Inc.	588	19,239
		503,513
Retail — 2.7%
Abercrombie & Fitch Co., Class A†	212	20,697
American Eagle Outfitters, Inc.	1,009	23,520
Arcos Dorados Holdings, Inc., Class A	2,232	18,258
AutoNation, Inc.†	46	9,429
Best Buy Co., Inc.	702	45,700
BJ's Wholesale Club Holdings, Inc.†	962	88,927
Brinker International, Inc.†	258	40,692
Chipotle Mexican Grill, Inc.†	6,133	238,390
Cie Financiere Richemont SA, Class A	399	77,188
Cracker Barrel Old Country Store, Inc.	71	2,138
Darden Restaurants, Inc.	99	19,736
Dillard's, Inc., Class A	9	5,468
Dollar Tree, Inc.†	153	17,991
Domino's Pizza, Inc.	79	32,416
Ferguson Enterprises, Inc.	420	106,033
Gap, Inc.	320	8,954
Genuine Parts Co.	120	16,679
Group 1 Automotive, Inc.	77	27,278
Home Depot, Inc.	257	96,270
Industria de Diseno Textil SA	1,790	116,698
Kingfisher PLC	15,271	70,524
Kohl's Corp.	1,413	24,685
Lithia Motors, Inc.	17	5,498
Lowe's Cos., Inc.	449	119,910
MatsukiyoCocokara & Co.	2,000	32,024
McDonald's Corp.	282	88,830
Next PLC	434	78,776
Nu Skin Enterprises, Inc., Class A	2,380	25,252
Pandora A/S	389	31,427
Penske Automotive Group, Inc.	57	8,937
Ryohin Keikaku Co., Ltd.	3,000	59,725

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Signet Jewelers, Ltd.	361	$ 33,309
Target Corp.	390	41,133
TJX Cos., Inc.	3,212	481,190
Tokyo Gas Co., Ltd.	4,000	176,945
Ulta Beauty, Inc.†	35	22,657
Urban Outfitters, Inc.†	435	30,820
Walmart, Inc.	4,819	574,136
Williams-Sonoma, Inc.	92	18,828
		2,937,068
Savings & Loans — 0.1%
Axos Financial, Inc.†	386	38,210
HomeTrust Bancshares, Inc.	286	12,333
Northfield Bancorp, Inc.	813	10,016
		60,559
Semiconductors — 6.9%
Advantest Corp.	1,200	197,764
ASM International NV	219	183,147
ASML Holding NV (NASDAQ)	596	848,108
ASML Holding NV (XAMS)	277	399,132
Axcelis Technologies, Inc.†	188	16,557
Broadcom, Inc.	3,353	1,110,849
Infineon Technologies AG	846	41,727
Lasertec Corp.	300	70,541
Novatek Microelectronics Corp.	3,000	35,748
NVIDIA Corp.	17,885	3,418,360
ON Semiconductor Corp.†	303	18,147
Photronics, Inc.†	979	33,844
QUALCOMM, Inc.	1,384	209,801
Rambus, Inc.†	482	54,866
Samsung Electronics Co., Ltd.	882	98,347
SK Hynix, Inc.	130	82,097
SkyWater Technology, Inc.(1)	1,280	40,525
Skyworks Solutions, Inc.	22	1,227
Taiwan Semiconductor Manufacturing Co., Ltd.	1,000	56,403
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,054	348,410
Texas Instruments, Inc.	336	72,425
Tokyo Electron, Ltd.	600	160,158
United Microelectronics Corp.	9,000	17,846
		7,516,029
Shipbuilding — 0.1%
Yangzijiang Shipbuilding Holdings, Ltd.	22,700	59,601
Software — 4.1%
8x8, Inc.†	2,364	3,924
ACI Worldwide, Inc.†	599	25,973
Adeia, Inc.	1,052	19,031
Appian Corp., Class A†	357	9,960
Asana, Inc., Class A†	602	6,171
Box, Inc., Class A†	596	15,109
Commvault Systems, Inc.†	280	23,996
Datadog, Inc., Class A†	747	96,602
DigitalOcean Holdings, Inc.†	424	23,426
Electronic Arts, Inc.	447	91,152
Fair Isaac Corp.†	84	122,906
IBEX Holdings, Ltd.†	801	29,797
Intuit, Inc.	511	254,948
Konami Group Corp.	500	72,596
LiveRamp Holdings, Inc.†	471	11,469
Microsoft Corp.	5,861	2,521,930
Nice, Ltd.†	457	48,816
Security Description	Shares or Principal Amount	Value

Software (continued)
Oracle Corp.	2,001	$ 329,325
Playtika Holding Corp.	1,659	6,006
Porch Group, Inc.(1)	1,731	13,658
Pro Medicus, Ltd.	190	24,360
Progress Software Corp.†	217	8,880
Sage Group PLC	5,948	77,922
Salesforce, Inc.	568	120,581
SAP SE	741	149,810
ServiceNow, Inc.†	825	96,533
Synopsys, Inc.†	533	247,906
Twilio, Inc., Class A†	63	7,589
Weave Communications, Inc.†	898	5,837
Yext, Inc.†	1,508	10,797
Zeta Global Holdings Corp., Class A†	1,500	27,870
		4,504,880
Telecommunications — 2.0%
A10 Networks, Inc.	1,259	21,957
Arista Networks, Inc.†	2,614	370,508
AT&T, Inc.	8,686	227,660
Cisco Systems, Inc.	2,391	187,263
Credo Technology Group Holding, Ltd.†	491	61,512
Deutsche Telekom AG	3,204	106,986
Extreme Networks, Inc.†	988	14,405
HKT Trust & HKT, Ltd.	50,000	74,884
InterDigital, Inc.	145	47,334
Koninklijke KPN NV	16,320	79,469
LG Uplus Corp.	8,240	91,594
Lumen Technologies, Inc.†	6,501	57,339
NETGEAR, Inc.†	923	19,300
Orange SA	5,005	92,668
SK Telecom Co., Ltd.	1,092	55,002
Telefonaktiebolaget LM Ericsson, Class B	15,823	171,704
Telenor ASA	2,546	42,828
T-Mobile US, Inc.	717	141,399
Verizon Communications, Inc.	5,125	228,165
Vodafone Group PLC	55,947	82,220
		2,174,197
Toys/Games/Hobbies — 0.1%
Bandai Namco Holdings, Inc.	2,100	54,413
Hasbro, Inc.	82	7,323
Nintendo Co., Ltd.	1,000	64,972
		126,708
Transportation — 0.9%
AP Moller-Maersk A/S, Series B	28	69,463
C.H. Robinson Worldwide, Inc.	529	103,129
Central Japan Railway Co.	2,100	58,443
Costamare, Inc.	2,143	35,959
CSX Corp.	1,301	49,126
Deutsche Post AG	1,608	90,194
DHT Holdings, Inc.	1,467	21,022
FedEx Corp.	203	65,417
Matson, Inc.	95	15,228
Scorpio Tankers, Inc.	519	33,019
Seibu Holdings, Inc.	900	23,814
SITC International Holdings Co., Ltd.	36,000	134,284
Teekay Corp., Ltd.	2,170	22,199
Teekay Tankers, Ltd., Class A	410	26,453
Union Pacific Corp.	506	118,961
United Parcel Service, Inc., Class B	637	67,662
		934,373

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Water — 0.1%
Consolidated Water Co., Ltd.	796	$ 30,152
United Utilities Group PLC	2,005	34,212
		64,364
Total Common Stocks (cost $48,622,842)		70,958,781
CORPORATE BONDS & NOTES — 10.3%
Aerospace/Defense — 0.3%
Boeing Co.
2.70%, 02/01/2027	$ 65,000	64,220
3.50%, 03/01/2039	20,000	16,402
3.90%, 05/01/2049	17,000	12,704
6.13%, 02/15/2033	60,000	64,832
6.86%, 05/01/2054	30,000	33,828
6.88%, 03/15/2039	25,000	28,139
Howmet Aerospace, Inc.
3.00%, 01/15/2029	75,000	72,950
Lockheed Martin Corp.
5.20%, 02/15/2064	10,000	9,288
RTX Corp.
6.00%, 03/15/2031	10,000	10,759
		313,122
Agriculture — 0.2%
BAT Capital Corp.
4.39%, 08/15/2037	25,000	22,951
4.63%, 03/22/2033	80,000	79,267
Philip Morris International, Inc.
4.88%, 02/13/2029	10,000	10,238
5.13%, 02/15/2030	85,000	87,745
5.25%, 02/13/2034	20,000	20,646
		220,847
Airlines — 0.0%
AS Mileage Plan IP, Ltd.
5.02%, 10/20/2029*	30,000	30,341
Apparel — 0.1%
Tapestry, Inc.
3.05%, 03/15/2032	55,000	50,120
Auto Manufacturers — 0.2%
Ford Motor Co.
6.10%, 08/19/2032	20,000	20,815
General Motors Financial Co., Inc.
4.20%, 10/27/2028	10,000	10,026
5.45%, 09/06/2034	15,000	15,234
Hyundai Capital America
4.88%, 11/01/2027*	55,000	55,748
5.35%, 03/19/2029*	55,000	56,683
		158,506
Banks — 1.5%
Bank of America Corp.
3.85%, 03/08/2037	72,000	67,593
6.20%, 11/10/2028	60,000	62,258
Citigroup, Inc.
3.20%, 10/21/2026	255,000	253,903
Goldman Sachs Group, Inc.
4.15%, 10/21/2029	35,000	34,981
5.07%, 01/21/2037	10,000	9,957
JPMorgan Chase & Co.
4.90%, 01/22/2037	235,000	233,212
Security Description	Shares or Principal Amount	Value

Banks (continued)
5.58%, 07/23/2036	$ 10,000	$ 10,273
Morgan Stanley
4.49%, 01/16/2032	20,000	19,987
5.07%, 01/30/2037	20,000	19,907
5.32%, 07/19/2035	90,000	92,287
5.47%, 01/18/2035	130,000	134,479
5.95%, 01/19/2038	8,000	8,368
PNC Financial Services Group, Inc.
5.37%, 07/21/2036	10,000	10,239
US Bancorp
1.38%, 07/22/2030	325,000	287,739
Wells Fargo & Co.
3.00%, 10/23/2026	250,000	248,512
5.56%, 07/25/2034	110,000	114,634
		1,608,329
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	120,000	118,340
Biotechnology — 0.4%
Gilead Sciences, Inc.
2.95%, 03/01/2027	395,000	391,551
Royalty Pharma PLC
5.15%, 09/02/2029	50,000	51,498
5.20%, 09/25/2035	20,000	20,104
		463,153
Building Materials — 0.0%
Carlisle Cos., Inc.
5.25%, 09/15/2035	10,000	10,184
Computers — 0.1%
Hewlett Packard Enterprise Co.
4.55%, 10/15/2029	70,000	70,512
Diversified Financial Services — 0.7%
American Express Co.
4.42%, 08/03/2033	250,000	247,349
4.73%, 04/25/2029	40,000	40,603
5.02%, 04/25/2031	60,000	61,589
Avolon Holdings Funding, Ltd.
5.75%, 11/15/2029*	38,000	39,485
Capital One Financial Corp.
4.49%, 09/11/2031	35,000	34,767
Jefferies Financial Group, Inc.
4.50%, 09/15/2026	45,000	45,130
Macquarie Airfinance Holdings, Ltd.
6.40%, 03/26/2029*	65,000	68,280
Mastercard, Inc.
3.30%, 03/26/2027	245,000	243,937
		781,140
Electric — 0.4%
American Electric Power Co, Inc.
5.80%, 03/15/2056	40,000	40,008
6.05%, 03/15/2056	15,000	14,896
Constellation Energy Generation LLC
4.40%, 01/15/2031	15,000	14,965
Dominion Energy, Inc.
6.20%, 02/15/2056	20,000	20,069
DTE Electric Co.
5.25%, 05/15/2035	10,000	10,248

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Florida Power & Light Co.
5.70%, 03/15/2055	$ 10,000	$ 10,141
Georgia Power Co.
5.20%, 03/15/2035	20,000	20,495
NextEra Energy Capital Holdings, Inc.
5.30%, 03/15/2032	70,000	72,712
Oncor Electric Delivery Co. LLC
5.35%, 04/01/2035*	10,000	10,259
Southern Power Co.
4.25%, 10/01/2030	15,000	14,962
4.90%, 10/01/2035	25,000	24,563
Virginia Electric & Power Co.
4.90%, 09/15/2035	60,000	59,629
Vistra Operations Co. LLC
3.70%, 01/30/2027*	100,000	99,577
4.60%, 10/15/2030*	20,000	19,936
5.25%, 10/15/2035*	10,000	9,901
		442,361
Electronics — 0.0%
Amphenol Corp.
4.40%, 02/15/2033	35,000	34,598
Environmental Control — 0.0%
Waste Connections, Inc.
5.00%, 03/01/2034	10,000	10,175
Food — 0.3%
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.00%, 02/02/2029	95,000	91,717
Kraft Foods Group, Inc.
5.00%, 06/04/2042	40,000	36,482
Kraft Heinz Foods Co.
4.63%, 10/01/2039	10,000	9,032
6.88%, 01/26/2039	10,000	11,161
Kroger Co.
5.00%, 09/15/2034	20,000	20,018
Mars, Inc.
5.20%, 03/01/2035*	85,000	87,027
5.70%, 05/01/2055*	70,000	69,767
		325,204
Forest Products & Paper — 0.0%
Georgia-Pacific LLC
4.95%, 06/30/2032*	40,000	41,155
Healthcare-Products — 0.0%
Medline Borrower LP
3.88%, 04/01/2029*	30,000	29,332
Healthcare-Services — 0.4%
HCA, Inc.
4.60%, 11/15/2032	15,000	14,860
Humana, Inc.
3.70%, 03/23/2029	270,000	264,407
UnitedHealth Group, Inc.
3.70%, 08/15/2049	265,000	195,722
		474,989
Insurance — 0.3%
Aon North America, Inc.
5.45%, 03/01/2034	30,000	31,159
Brown & Brown, Inc.
4.90%, 06/23/2030	32,000	32,475
Security Description	Shares or Principal Amount	Value

Insurance (continued)
5.25%, 06/23/2032	$ 12,000	$ 12,241
5.55%, 06/23/2035	16,000	16,370
Prudential Financial, Inc.
4.60%, 05/15/2044	260,000	231,683
		323,928
Internet — 0.1%
Meta Platforms, Inc.
4.75%, 08/15/2034	30,000	29,954
Netflix, Inc.
5.38%, 11/15/2029*	35,000	36,475
		66,429
Leisure Time — 0.1%
Carnival Corp.
4.00%, 08/01/2028*	95,000	94,011
5.75%, 03/15/2030*	20,000	20,595
		114,606
Lodging — 0.0%
Las Vegas Sands Corp.
6.00%, 08/15/2029	10,000	10,426
Machinery-Construction & Mining — 0.1%
Vertiv Group Corp.
4.13%, 11/15/2028*	80,000	78,780
Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.55%, 06/01/2034	260,000	273,112
Comcast Corp.
2.89%, 11/01/2051	370,000	217,786
Paramount Global
4.20%, 06/01/2029	40,000	38,926
		529,824
Mining — 0.1%
Glencore Funding LLC
5.67%, 04/01/2035*	30,000	31,419
6.14%, 04/01/2055*	10,000	10,478
		41,897
Oil & Gas — 0.2%
Exxon Mobil Corp.
3.57%, 03/06/2045	290,000	227,091
Viper Energy Partners LLC
4.90%, 08/01/2030	16,000	16,201
5.70%, 08/01/2035	16,000	16,289
		259,581
Packaging & Containers — 0.0%
AptarGroup, Inc.
4.75%, 03/30/2031	20,000	20,122
Pharmaceuticals — 0.7%
AbbVie, Inc.
4.80%, 03/15/2029	20,000	20,489
4.95%, 03/15/2031	10,000	10,332
5.05%, 03/15/2034	10,000	10,251
Becton Dickinson & Co.
3.70%, 06/06/2027	230,000	229,307
Bristol-Myers Squibb Co.
5.10%, 02/22/2031	10,000	10,392
5.20%, 02/22/2034	20,000	20,694
5.55%, 02/22/2054	10,000	9,783

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals (continued)
CVS Health Corp.
1.88%, 02/28/2031	$ 10,000	$ 8,807
4.78%, 03/25/2038	255,000	239,346
7.00%, 03/10/2055	15,000	15,700
Eli Lilly & Co.
4.60%, 08/14/2034	10,000	10,010
4.70%, 02/09/2034	20,000	20,213
5.10%, 02/09/2064	30,000	27,494
Merck & Co, Inc.
4.45%, 12/04/2032	10,000	10,025
4.75%, 12/04/2035	15,000	14,872
Novartis Capital Corp.
4.10%, 11/05/2030	65,000	65,003
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/01/2046	5,000	3,825
Zoetis, Inc.
5.00%, 08/17/2035	75,000	75,513
		802,056
Pipelines — 0.4%
Cheniere Energy Partners LP
4.50%, 10/01/2029	45,000	45,173
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033*	30,000	32,030
Energy Transfer LP
5.25%, 07/01/2029	50,000	51,537
Enterprise Products Operating LLC
5.55%, 02/16/2055	80,000	77,813
MPLX LP
2.65%, 08/15/2030	75,000	69,517
ONEOK, Inc.
5.55%, 11/01/2026	20,000	20,209
5.65%, 11/01/2028	20,000	20,771
Transcontinental Gas Pipe Line Co. LLC
5.10%, 03/15/2036*	20,000	20,075
Williams Cos., Inc.
2.60%, 03/15/2031	120,000	109,837
		446,962
REITS — 0.1%
American Tower Corp.
4.70%, 12/15/2032	10,000	10,009
4.90%, 03/15/2030	20,000	20,429
Crown Castle, Inc.
3.65%, 09/01/2027	35,000	34,754
VICI Properties LP/VICI Note Co., Inc.
4.50%, 01/15/2028*	60,000	60,170
		125,362
Retail — 0.5%
7-Eleven, Inc.
1.80%, 02/10/2031*	8,000	7,027
Dick's Sporting Goods, Inc.
3.15%, 01/15/2032	45,000	41,471
Lowe's Cos., Inc.
3.75%, 04/01/2032	270,000	258,977
TJX Cos., Inc.
2.25%, 09/15/2026	270,000	267,589
		575,064
Semiconductors — 0.9%
Broadcom, Inc.
4.15%, 11/15/2030	70,000	69,618
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
4.95%, 01/15/2036	$ 15,000	$ 14,985
5.05%, 07/12/2029	65,000	66,966
5.70%, 01/15/2056	5,000	5,039
Foundry JV Holdco LLC
6.15%, 01/25/2032*	200,000	212,946
Intel Corp.
3.90%, 03/25/2030	120,000	117,817
4.15%, 08/05/2032	55,000	53,331
NVIDIA Corp.
3.20%, 09/16/2026	385,000	383,862
		924,564
Software — 0.2%
MSCI, Inc.
3.63%, 09/01/2030*	50,000	47,790
Oracle Corp.
3.60%, 04/01/2050	20,000	12,475
4.45%, 09/26/2030	20,000	19,522
4.80%, 09/26/2032	25,000	24,203
5.38%, 09/27/2054	30,000	24,104
Synopsys, Inc.
4.85%, 04/01/2030	10,000	10,205
5.00%, 04/01/2032	10,000	10,231
5.15%, 04/01/2035	10,000	10,136
5.70%, 04/01/2055	10,000	9,862
		168,528
Telecommunications — 1.0%
AT&T, Inc.
5.13%, 04/30/2036	15,000	14,926
5.35%, 09/01/2040	240,000	235,374
Cipher Compute LLC
7.13%, 11/15/2030*	80,000	82,433
Motorola Solutions, Inc.
2.30%, 11/15/2030	45,000	40,843
4.85%, 08/15/2030	8,000	8,158
5.20%, 08/15/2032	30,000	30,959
Rogers Communications, Inc.
5.00%, 02/15/2029	70,000	71,431
T-Mobile USA, Inc.
2.63%, 02/15/2029	300,000	287,310
3.88%, 04/15/2030	30,000	29,486
5.00%, 02/15/2036	30,000	29,695
5.15%, 04/15/2034	10,000	10,168
Verizon Communications, Inc.
2.36%, 03/15/2032	120,000	105,794
2.88%, 11/20/2050	125,000	77,164
4.75%, 01/15/2033	25,000	25,007
5.88%, 11/30/2055	10,000	9,871
		1,058,619
Transportation — 0.4%
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050	295,000	215,981
5.55%, 03/15/2056	15,000	14,838
CSX Corp.
3.80%, 03/01/2028	245,000	244,837
		475,656

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Trucking & Leasing — 0.0%
Avolon Holdings Funding, Ltd.
4.90%, 10/10/2030*	$ 35,000	$ 35,204
Total Corporate Bonds & Notes (cost $11,609,458)		11,240,016
ASSET BACKED SECURITIES — 1.0%
Auto Loan Receivables — 0.8%
Capital One Prime Auto Receivables Trust
Series 2023-1, Class A3 4.87%, 02/15/2028	67,771	68,024
Ford Credit Auto Owner Trust
Series 2023-2, Class A 5.28%, 02/15/2036*	238,000	245,678
GM Financial Revolving Receivables Trust
Series 2024-1, Class A 4.98%, 12/11/2036*	74,000	76,145
Hyundai Auto Receivables Trust
Series 2025-B, Class A3 4.36%, 12/17/2029	180,000	181,827
Mercedes-Benz Auto Receivables Trust
Series 2023-1, Class A4 4.31%, 04/16/2029	87,000	87,354
USB Auto Owner Trust
Series 2025-1A, Class A3 4.49%, 06/17/2030*	71,000	71,532
World Omni Auto Receivables Trust
Series 2025-C, Class A3 4.08%, 11/15/2030	100,000	100,525
		831,085
Home Equity — 0.2%
JPMorgan Mtg. Trust VRS
Series 2025-CES2, Class A1 5.59%, 06/25/2055*(3)	91,503	92,536
Towd Point Mtg. Trust
Series 2024-CES4, Class A1 5.12%, 09/25/2064*(4)	87,343	87,511
		180,047
Other Asset Backed Securities — 0.0%
Compass Datacenters Issuer II LLC
Series 2024-2A, Class A1 5.02%, 08/25/2049*	50,000	50,070
Total Asset Backed Securities (cost $1,052,572)		1,061,202
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.7%
Commercial and Residential — 2.9%
Banc of America Commercial Mtg. Trust VRS
Series 2015-UBS7, Class B 4.20%, 09/15/2048(3)	73,000	71,903
BANK
Series 2019-BN18, Class A2 3.47%, 05/15/2062	33,000	32,273
BANK5 VRS
Series 2025-5YR15, Class XA 1.22%, 07/15/2058(3)(5)	142,907	6,819
Series 2025-5YR17, Class AS 5.63%, 11/15/2058(3)	26,000	26,834
BANK5 Trust VRS
Series 2025-5YR13, Class XA 1.06%, 01/15/2058*(3)(5)	999,499	37,937
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Barclays Commercial Mtg. Trust
Series 2019-C3, Class A2 3.44%, 05/15/2052	$ 15,151	$ 14,965
BBCMS Mtg. Trust VRS
Series 2025-5C37, Class AS 5.38%, 09/15/2058(3)	45,000	46,083
Series 2023-C21, Class A3 6.30%, 09/15/2056(3)	32,000	34,011
Benchmark Mtg. Trust
Series 2020-B17, Class A2 2.21%, 03/15/2053	72,152	68,414
Series 2019-B13, Class A2 2.89%, 08/15/2057	96,130	92,963
Series 2019-B14, Class A2 2.91%, 12/15/2062	26,239	25,502
Benchmark Mtg. Trust VRS
Series 2025-V15, Class XA 1.12%, 06/15/2058(3)(5)	659,631	28,410
Series 2025-V18, Class XA 1.26%, 10/15/2058*(3)(5)	999,836	51,836
Series 2025-V17, Class AM 5.42%, 09/15/2058	26,000	26,648
BMO Mtg. Trust
Series 2025-5C11, Class AS 5.94%, 07/15/2058	44,000	45,638
BMO Mtg. Trust VRS
Series 2024-5C8, Class AS 5.94%, 12/15/2057	45,000	46,781
BRAVO Residential Funding Trust
Series 2024-NQM5, Class A1 5.80%, 06/25/2064*(4)	121,797	123,294
Series 2024-NQM3, Class A1 6.19%, 03/25/2064*(4)	115,660	117,075
Cantor Commercial Real Estate Lending
Series 2019-CF3, Class A2 2.94%, 01/15/2053	26,695	25,643
CD Mtg. Trust
Series 2016-CD1, Class A4 2.72%, 08/10/2049	48,000	47,358
CD Mtg. Trust VRS
Series 2017-CD4, Class B 3.95%, 05/10/2050(3)	32,000	30,686
CGMS Commercial Mtg. Trust VRS
Series 2017-B1, Class AS 3.71%, 08/15/2050(3)	21,000	20,627
Chase Home Lending Mtg. Trust FRS
Series 2024-11, Class A11 4.95%, (SOFR30A+1.25%), 11/25/2055*	93,040	93,414
Series 2025-7, Class A11 5.10%, (SOFR30A+1.40%), 05/25/2056*	19,936	20,038
Citigroup Commercial Mtg. Trust
Series 2020-GC46, Class A2 2.71%, 02/15/2053	26,900	25,835
COLT Mtg. Loan Trust
Series 2024-INV1, Class A1 5.90%, 12/25/2068*(4)	131,959	132,936
Series 2024-2, Class A1 6.13%, 04/25/2069*(4)	60,875	61,548
Series 2024-3, Class A1 6.39%, 06/25/2069*(4)	113,454	115,219
COMM Mtg. Trust VRS
Series 2015-LC19, Class C 4.43%, 02/10/2048(3)	10,936	10,636

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Connecticut Avenue Securities Trust FRS
Series 2025-R04, Class 1A1 4.70%, (SOFR30A+1.00%), 05/25/2045*	$ 17,149	$ 17,166
Series 2025-R04, Class 1M1 4.90%, (SOFR30A+1.20%), 05/25/2045*	40,098	40,170
Series 2023-R02, Class 1M1 6.00%, (SOFR30A+2.30%), 01/25/2043*	14,192	14,495
Series 2023-R01, Class 1M1 6.10%, (SOFR30A+2.40%), 12/25/2042*	10,244	10,446
Series 2016-C07, Class 2M2 8.16%, (SOFR30A+4.46%), 05/25/2029	80,005	81,717
CSAIL Commercial Mtg. Trust
Series 2019-C18, Class A2 2.84%, 12/15/2052	32,625	31,897
Series 2017-CX10, Class A3 3.40%, 11/15/2050	25,465	25,425
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Trust FRS
Series 2019-DNA3, Class B1 7.06%, (SOFR30A+3.36%), 07/25/2049*	80,000	83,342
GS Mtg. Securities Trust
Series 2019-GC42, Class A2 2.93%, 09/10/2052	59,153	57,730
JPMCC Commercial Mtg. Securities Trust
Series 2019-COR5, Class A2 3.15%, 06/13/2052	11,374	11,281
JPMorgan Mtg. Trust FRS
Series 2025-1, Class A11 4.95%, (SOFR30A+1.25%), 06/25/2055*	74,156	74,454
Series 2025-2, Class A11 4.95%, (SOFR30A+1.25%), 07/25/2055*	154,071	154,677
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2025-5C2, Class AS 5.38%, 11/15/2058	18,000	18,376
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2013-C9, Class B 3.71%, 05/15/2046(3)	32,678	31,807
Series 2013-C10, Class B 3.95%, 07/15/2046(3)	31,294	29,863
Morgan Stanley Capital I Trust
Series 2016-BNK2, Class A4 3.05%, 11/15/2049	46,000	45,179
Morgan Stanley Residential Mtg. Loan Trust FRS
Series 2024-3, Class AF 5.05%, (SOFR30A+1.35%), 07/25/2054*	91,152	91,390
NYC Trust FRS
Series 2024-3ELV, Class A 5.67%, (TSFR1M+1.99%), 08/15/2029*	100,000	100,394
OBX Trust
Series 2024-NQM9, Class A1 6.03%, 01/25/2064*(4)	116,122	117,644
Onity Loan Investment Trust VRS
Series 2025-HB1, Class A 3.00%, 06/25/2038*(3)	48,889	48,121
Station Place Securitization Trust FRS
Series 2025-3, Class A 4.57%, (TSFR1M+0.90%), 09/23/2026*	100,000	99,841
Series 2025-7, Class A 4.57%, (TSFR1M+0.90%), 11/24/2026*	110,000	110,000
Series 2025-1, Class A 4.85%, (TSFR1M+0.90%), 07/23/2026*	99,000	98,988
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
SWCH Commercial Mtg. Trust FRS
Series 2025-DATA, Class A 5.12%, (TSFR1M+1.44%), 02/15/2042*	$ 100,000	$ 99,281
Wells Fargo Commercial Mtg. Trust
Series 2016-LC24, Class AS 3.37%, 10/15/2049	66,000	64,681
Series 2019-C50, Class B 4.19%, 05/15/2052	35,000	33,009
Wells Fargo Commercial Mtg. Trust VRS
Series 2025-5C4, Class XA 1.12%, 05/15/2058(3)(5)	1,570,258	66,395
		3,139,095
U.S. Government Agency — 0.8%
Federal Home Loan Mtg. Corp. REMIC FRS
Series 5510, Class FK 4.80%, (SOFR30A+1.10%), 02/25/2055	101,763	102,437
Series 5517, Class FH 4.85%, (SOFR30A+1.15%), 03/25/2055	94,094	94,337
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2025-DNA2, Class M1 4.90%, (SOFR30A+1.20%), 05/25/2045*	105,953	106,078
Series 2024-DNA2, Class A1 4.95%, (SOFR30A+1.25%), 05/25/2044*	133,161	133,700
Series 2024-HQA2, Class A1 4.95%, (SOFR30A+1.25%), 08/25/2044*	129,850	130,336
Federal National Mtg. Assoc. REMIC FRS
Series 2024-39, Class DF 4.80%, (SOFR30A+1.10%), 06/25/2054	114,113	114,813
Series 2025-55, Class FG 4.80%, (SOFR30A+1.10%), 07/25/2055	131,768	132,793
Series 2024-22, Class FG 4.90%, (SOFR30A+1.20%), 05/25/2054	116,730	117,720
Government National Mtg. Assoc. FRS
Series 2019-H13, Class FT 4.06%, (H15T1Y+0.45%), 08/20/2069	10,603	10,605
		942,819
Total Collateralized Mortgage Obligations (cost $4,067,119)		4,081,914
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 22.1%
U.S. Government — 8.3%
United States Treasury Bonds
4.00%, 11/15/2052	300,000	258,996
4.63%, 11/15/2045 to 11/15/2055	300,000	291,086
4.75%, 02/15/2037 to 05/15/2055	1,490,000	1,463,477
4.88%, 08/15/2045	140,000	140,809
5.00%, 05/15/2045	1,180,000	1,205,812
United States Treasury Notes
1.38%, 10/31/2028	2,080,000	1,960,400
3.38%, 12/31/2027	60,000	59,827
3.88%, 12/31/2032	470,000	465,814
4.00%, 05/31/2030	480,000	484,744
4.13%, 02/29/2032 to 03/31/2032	2,040,000	2,059,778
4.25%, 05/15/2035	300,000	300,656
4.63%, 02/15/2035	410,000	422,909
		9,114,308
U.S. Government Agency — 13.8%
Federal Home Loan Mtg. Corp.
2.00%, 09/01/2040 to 03/01/2041	112,611	99,726
2.50%, 08/01/2037	50,602	47,804

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
4.50%, 07/01/2053	$ 81,830	$ 81,253
5.00%, 04/01/2053	78,534	79,357
5.50%, 10/01/2055	789,643	800,968
6.00%, 10/01/2055	254,841	260,862
Federal National Mtg. Assoc.
1.50%, 08/01/2037	51,977	46,912
2.00%, 04/01/2037 to 09/01/2050	1,299,832	1,078,507
2.50%, 03/01/2042 to 06/01/2051	344,548	301,959
3.00%, 05/01/2042 to 06/01/2052	503,722	451,581
3.50%, 08/01/2052	327,738	304,057
4.50%, 05/01/2055	210,845	206,753
5.50%, 01/01/2053	45,959	46,780
6.50%, 10/01/2055	111,935	115,877
Government National Mtg. Assoc.
2.00%, February 30 TBA	300,000	249,440
2.50%, February 30 TBA	530,000	458,989
3.50%, February 30 TBA	160,000	146,552
4.00%, February 30 TBA	110,000	104,003
4.50%, February 30 TBA	180,000	175,746
5.00%, February 30 TBA	200,000	199,952
5.50%, February 30 TBA	480,000	485,243
6.00%, March 30 TBA	230,000	234,434
Uniform Mtg. Backed Securities
1.50%, February 15 TBA	100,000	90,237
2.00%, February 15 TBA	180,000	166,245
2.00%, February 30 TBA	130,000	105,435
2.50%, February 30 TBA	750,000	636,505
3.00%, February 30 TBA	50,000	44,309
3.50%, February 30 TBA	50,000	46,242
4.00%, March 30 TBA	330,000	314,805
4.50%, February 15 TBA	50,000	50,042
5.00%, February 15 TBA	100,000	101,123
5.50%, February 30 TBA	4,000,000	4,055,642
6.00%, February 30 TBA	840,000	860,143
6.50%, February 30 TBA	2,500,000	2,588,867
		15,036,350
Total U.S. Government & Agency Obligations (cost $24,138,992)		24,150,658
MUNICIPAL SECURITIES — 0.0%
County of Fresno CA Revenue Bonds
3.84%, 08/15/2032 (cost $14,901)	20,000	14,871
UNAFFILIATED INVESTMENT COMPANIES — 5.1%
iShares Core High Dividend ETF	3,463	457,774
iShares Core S&P 500 ETF	4,753	3,303,477
iShares MSCI USA Momentum Factor ETF	2,503	640,493
iShares Russell 1000 Value ETF	625	137,412
Vanguard Growth ETF	1,660	799,373
Vanguard Small-Cap ETF	930	250,998
Total Unaffiliated Investment Companies (cost $4,907,512)		5,589,527
Total Long-Term Investment Securities (cost $94,413,396)		117,096,969
SHORT-TERM INVESTMENTS — 2.7%
Agriculture — 0.2%
Bunge, Ltd. Finance Corp.
3.80%, 02/03/2026*	250,000	249,894
Security Description	Shares or Principal Amount	Value

Pipelines — 0.7%
Energy Transfer LP
3.81%, 02/02/2026*	$ 250,000	$ 249,920
Plains All American Pipeline LP
3.80%, 02/04/2026*	250,000	249,869
Targa Resources Corp.
3.81%, 02/02/2026*	250,000	249,920
		749,709
REITS — 0.5%
AvalonBay Communities, Inc.
3.83%, 02/02/2026*	250,000	249,921
Mid-America Apartments LP
3.84%, 02/19/2026*	250,000	249,468
		499,389
U.S. Government Agency — 0.2%
Federal Home Loan Bank Disc. Notes
3.55%, 02/03/2026	190,000	189,927
Unaffiliated Investment Companies — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.65%(6)	1,227,295	1,227,295
Total Short-Term Investments (cost $2,916,566)		2,916,214
TOTAL INVESTMENTS (cost $97,329,962)(7)	109.8%	120,013,183
Other assets less liabilities	(9.8)	(10,722,690)
NET ASSETS	100.0%	$109,290,493

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
FORWARD SALES CONTRACTS — (1.9)%
U.S. Government Agencies — (1.9)%
Uniform Mtg. Backed Securities — (1.9%)
4.50%, February 30 TBA	$ (800,000)	$ (783,693)
5.00%, February 30 TBA	(1,320,000)	(1,319,637)
Total Forward Sales Contracts (proceeds $(2,109,050))		$(2,103,330)
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Franklin Tactical Opportunities Portfolio has no right to demand registration of these securities. At January 31, 2026, the aggregate value of these securities was $6,155,331 representing 5.6% of net assets.
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2026, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Cencora, Inc.	08/25/20, 01/06/21, 01/27/21, 06/23/21, 08/30/21, 09/28/21, 07/25/22, 08/03/22, 01/30/23, 08/03/23, 11/03/23, 06/04/25, 07/30/25	451	$74,162	$162,008	$359.22	0.2%
Peabody Energy Corp.	11/19/24	770	20,418	27,150	35.26	0.0
Porch Group, Inc.	09/24/25	1,731	30,953	13,658	7.89	0.0
SkyWater Technology, Inc.	08/20/24, 11/19/24, 11/20/24	1,280	12,028	40,525	31.66	0.0
United Community Banks, Inc.	10/27/25	376	11,298	12,946	34.43	0.0
				$256,287		0.2%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(2)	Securities classified as Level 3 (see Note 2).
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of January 31, 2026.
(5)	Interest Only
(6)	The rate shown is the 7-day yield as of January 31, 2026.
(7)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
CVR—Contingent Value Rights
ETF—Exchange Traded Fund
FRS—Floating Rate Security
H15T1Y—US Treasury Yield Curve Rate Note Constant Maturity 1 Year
NASDAQ—National Association of Securities Dealers Automated Quotations
REMIC—Real Estate Mortgage Investment Conduit
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSX—Toronto Stock Exchange
VRS—Variable Rate Security
XAMS—Euronext Amsterdam Stock Exchange
The rates shown on FRS and/or VRS are the current interest rates at January 31, 2026 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
8	Long	S&P 500 E-Mini Index	March 2026	$2,752,283	$2,786,300	$34,017
24	Short	U.S. Treasury 10 Year Notes	March 2026	2,716,914	2,683,874	33,040
						$67,057
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$1,325,582	$—	$507	$1,326,089
Iron/Steel	166,226	—	0	166,226
Oil & Gas	1,994,278	321	—	1,994,599
Pharmaceuticals	4,743,746	—	200	4,743,946
Other Industries	62,727,921	—	—	62,727,921
Corporate Bonds & Notes	—	11,240,016	—	11,240,016
Asset Backed Securities	—	1,061,202	—	1,061,202
Collateralized Mortgage Obligations	—	4,081,914	—	4,081,914
U.S. Government & Agency Obligations	—	24,150,658	—	24,150,658
Municipal Securities	—	14,871	—	14,871
Unaffiliated Investment Companies	5,589,527	—	—	5,589,527
Short-Term Investments:
Unaffiliated Investment Companies	1,227,295	—	—	1,227,295
Other Short-Term Investments	—	1,688,919	—	1,688,919
Total Investments at Value	$77,774,575	$42,237,901	$707	$120,013,183
Other Financial Instruments:†
Futures Contracts	$67,057	$—	$—	$67,057
LIABILITIES:
Forward Sales Contracts:
U.S. Government Agencies	$—	$2,103,330	$—	$2,103,330
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Fixed Income Investment Companies — 37.0%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	2,078,293	$ 19,993,178
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	2,105,099	21,577,263
Total Domestic Fixed Income Investment Companies (cost $42,567,502)		41,570,441
International Equity Investment Companies — 31.7%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	195,413	3,978,604
SunAmerica Series Trust SA International Index Portfolio, Class 1	1,830,509	31,612,899
Total International Equity Investment Companies (cost $26,050,799)		35,591,503
Domestic Equity Investment Companies — 31.4%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	661,182	27,214,264
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	357,316	5,659,876
Security Description	Shares or Principal Amount	Value

Domestic Equity Investment Companies (continued)
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	166,491	$ 2,432,435
Total Domestic Equity Investment Companies (cost $30,292,184)		35,306,575
TOTAL INVESTMENTS (cost $98,910,485)(2)	100.1%	112,468,519
Other assets less liabilities	(0.1)	(72,074)
NET ASSETS	100.0%	$112,396,445
#	The SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.venerable.onlineprospectus.net/funds/sast_sst/
(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$112,468,519	$—	$—	$112,468,519
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Equity Investment Companies — 39.6%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	800,805	$ 32,961,120
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	422,487	6,692,201
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	313,324	4,577,663
Total Domestic Equity Investment Companies (cost $37,710,474)		44,230,984
International Equity Investment Companies — 38.3%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	315,900	6,431,727
SunAmerica Series Trust SA International Index Portfolio, Class 1	2,106,632	36,381,527
Total International Equity Investment Companies (cost $31,551,552)		42,813,254
Domestic Fixed Income Investment Companies — 22.2%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,228,864	11,821,668
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,268,500	$ 13,002,130
Total Domestic Fixed Income Investment Companies (cost $25,276,000)		24,823,798
TOTAL INVESTMENTS (cost $94,538,026)(2)	100.1%	111,868,036
Other assets less liabilities	(0.1)	(74,815)
NET ASSETS	100.0%	$111,793,221
#	The SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.venerable.onlineprospectus.net/funds/sast_sst
(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$111,868,036	$—	$—	$111,868,036
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 46.3%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	3,533,952	$145,457,459
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	2,195,320	34,773,873
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,523,834	22,263,221
Total Domestic Equity Investment Companies (cost $170,819,886)		202,494,553
International Equity Investment Companies — 46.0%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	1,210,495	24,645,666
SunAmerica Series Trust SA International Index Portfolio, Class 1	10,212,052	176,362,143
Total International Equity Investment Companies (cost $146,785,947)		201,007,809
Domestic Fixed Income Investment Companies — 7.7%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,679,835	16,160,006
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,697,840	$ 17,402,863
Total Domestic Fixed Income Investment Companies (cost $33,795,535)		33,562,869
TOTAL INVESTMENTS (cost $351,401,368)(2)	100.0%	437,065,231
Other assets less liabilities	(0.0)	(179,619)
NET ASSETS	100.0%	$436,885,612
#	The SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.venerable.onlineprospectus.net/funds/sast_sst
(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$437,065,231	$—	$—	$437,065,231
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 70.5%
Aerospace/Defense — 3.1%
BAE Systems PLC	4,511	$ 121,848
Dassault Aviation SA	379	143,669
General Electric Co.	1,041	319,368
Moog, Inc., Class A	358	109,315
MTU Aero Engines AG	117	51,938
RTX Corp.	1,588	319,077
Safran SA	1,292	460,973
Thales SA	547	165,987
		1,692,175
Agriculture — 0.9%
Imperial Brands PLC	7,023	294,640
Japan Tobacco, Inc.	5,400	194,737
		489,377
Airlines — 0.1%
SkyWest, Inc.†	744	71,811
Apparel — 0.6%
Birkenstock Holding PLC†	465	17,559
Hermes International S.C.A.	69	165,950
Levi Strauss & Co., Class A	7,532	149,736
		333,245
Auto Manufacturers — 0.8%
Tesla, Inc.†	956	411,472
Auto Parts & Equipment — 0.8%
Aumovio SE†	500	24,134
Continental AG	147	11,612
Mobileye Global, Inc., Class A†	9,334	83,819
Shindengen Electric Manufacturing Co., Ltd.	700	16,532
Sumitomo Electric Industries, Ltd.	6,200	269,377
		405,474
Banks — 6.0%
Ameris Bancorp	312	25,153
Bank of America Corp.	9,606	511,039
Citigroup, Inc.	2,436	281,870
Citizens Financial Group, Inc.	167	10,518
Cullen/Frost Bankers, Inc.	193	26,599
Danske Bank A/S	2,026	103,385
Deutsche Bank AG	6,719	265,213
First Bank of Toyama, Ltd.	1,600	22,983
HSBC Holdings PLC	1,131	19,893
JPMorgan Chase & Co.	1,434	438,646
KBC Ancora	87	8,002
Lion Finance Group PLC	496	68,481
Lloyds Banking Group PLC	19,140	28,534
Morgan Stanley	1,767	323,008
NatWest Group PLC	28,299	257,585
Nordea Bank Abp (NASDAQ Helsinki)	18,264	353,207
Procrea Holdings, Inc.	3,100	53,603
ServisFirst Bancshares, Inc.	417	34,131
Shikoku Bank, Ltd.	1,100	14,464
TBC Bank Group PLC	277	16,109
Texas Capital Bancshares, Inc.†	140	14,164
UBS Group AG	7,036	331,208
Yokohama Financial Group, Inc.	1,700	15,423
		3,223,218
Beverages — 0.9%
Coca-Cola Co.	6,703	501,451
Security Description	Shares or Principal Amount	Value

Biotechnology — 0.9%
Denali Therapeutics, Inc.†	3,024	$ 65,742
Regeneron Pharmaceuticals, Inc.	513	380,364
Rigel Pharmaceuticals, Inc.†	298	10,388
Vera Therapeutics, Inc.†	590	25,523
Vertex Pharmaceuticals, Inc.†	45	21,146
		503,163
Building Materials — 0.8%
Asia Pile Holdings Corp.	12,800	116,206
Carrier Global Corp.	961	57,256
Holcim AG	1,584	162,979
Mitsubishi Electric Corp.	2,800	87,387
Vulcan Materials Co.	20	6,011
		429,839
Chemicals — 1.1%
Air Liquide SA	1,713	320,698
Linde PLC	565	258,188
		578,886
Commercial Services — 1.3%
Alight, Inc., Class A	38,608	59,070
Babcock International Group PLC	3,730	73,242
Brambles, Ltd.	4,402	68,663
Bright Horizons Family Solutions, Inc.†	3,615	334,858
Equifax, Inc.	407	81,970
RELX PLC	307	10,834
Verra Mobility Corp.†	4,625	89,263
		717,900
Computers — 4.5%
Apple, Inc.	6,922	1,796,120
Fortinet, Inc.†	1,858	150,981
Fujitsu, Ltd.	3,700	102,398
International Business Machines Corp.	428	131,268
NEC Corp.	1,900	63,964
Rubrik, Inc., Class A†	377	21,093
Sandisk Corp.†	127	73,184
Seagate Technology Holdings PLC	170	69,307
SRA Holdings	300	10,894
Western Digital Corp.	47	11,761
		2,430,970
Diversified Financial Services — 3.0%
American Express Co.	299	105,299
CME Group, Inc.	1,574	454,980
Evercore, Inc., Class A	37	13,071
GCM Grosvenor, Inc., Class A	1,338	15,146
Hong Kong Exchanges & Clearing, Ltd.	1,200	66,389
Mastercard, Inc., Class A	606	326,507
NEC Capital Solutions, Ltd.	600	15,799
OneMain Holdings, Inc.	718	47,058
Synchrony Financial	2,233	162,183
Visa, Inc., Class A	1,280	411,942
		1,618,374
Electric — 0.9%
AES Corp.	5,976	87,549
E.ON SE	12,246	259,325
Ormat Technologies, Inc.	194	24,238
Otter Tail Corp.	413	36,823
Public Service Enterprise Group, Inc.	703	57,899
SSE PLC	235	7,788
		473,622

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical Components & Equipment — 1.4%
ABB, Ltd.	4,956	$ 427,355
AMETEK, Inc.	434	97,208
AQ Group AB	838	18,430
Eaton Corp. PLC	15	5,271
Hirakawa Hewtech Corp.	6,300	111,581
Legrand SA	409	65,449
Nexans SA	204	32,137
		757,431
Electronics — 1.4%
Amphenol Corp., Class A	505	72,760
Halma PLC	1,178	57,126
Knowles Corp.†	507	12,290
Murata Manufacturing Co., Ltd.	6,500	131,714
Sanmina Corp.†	483	68,431
Stoneridge, Inc.†	2,634	17,332
Suzuki Co., Ltd.	8,500	137,584
TDK Corp.	8,100	103,684
TTM Technologies, Inc.†	1,191	116,956
Yamaichi Electronics Co., Ltd.	700	26,641
		744,518
Energy-Alternate Sources — 0.0%
Vestas Wind Systems A/S	503	15,301
Engineering & Construction — 0.2%
Comfort Systems USA, Inc.	52	59,389
Perma-Pipe International Holdings, Inc.†	706	20,389
Space Co., Ltd.	1,700	16,928
Tutor Perini Corp.	243	19,170
		115,876
Entertainment — 0.0%
Super Group SGHC, Ltd.	2,697	25,541
Environmental Control — 0.4%
Montrose Environmental Group, Inc.†	1,756	39,124
Republic Services, Inc.	277	59,580
Waste Connections, Inc. (NYSE)	671	112,459
		211,163
Food — 2.3%
Danone SA	2,680	209,156
Nestle SA	5,839	554,631
Sysco Corp.	206	17,273
Tesco PLC	24,915	144,961
Tyson Foods, Inc., Class A	3,505	228,982
WH Group, Ltd.*	79,500	93,421
		1,248,424
Gas — 0.0%
Atmos Energy Corp.	146	24,286
Hand/Machine Tools — 0.1%
Fuji Electric Co., Ltd.	800	56,811
Healthcare-Products — 1.4%
Adaptive Biotechnologies Corp.†	2,362	43,697
Boston Scientific Corp.†	4,412	412,654
Establishment Labs Holdings, Inc.†	394	26,851
FUJIFILM Holdings Corp.	6,400	127,661
Glaukos Corp.†	328	39,157
Medtronic PLC	526	54,157
TransMedics Group, Inc.†	582	77,973
		782,150
Security Description	Shares or Principal Amount	Value

Healthcare-Services — 0.9%
Medpace Holdings, Inc.†	64	$ 37,279
UnitedHealth Group, Inc.	629	180,479
Universal Health Services, Inc., Class B	841	169,259
Viemed Healthcare, Inc.†	12,927	99,150
		486,167
Home Builders — 0.2%
Century Communities, Inc.	376	23,681
D.R. Horton, Inc.	417	62,066
Haseko Corp.	1,100	22,496
		108,243
Insurance — 2.2%
Allianz SE	1,168	514,753
Aviva PLC	1,913	16,643
Beazley PLC	934	14,480
Berkshire Hathaway, Inc., Class B†	957	459,867
Challenger, Ltd.	5,321	34,126
CNA Financial Corp.	743	35,560
Loews Corp.	936	98,813
MetLife, Inc.	70	5,522
Suncorp Group, Ltd.	1,009	11,944
		1,191,708
Internet — 5.9%
Airbnb, Inc., Class A†	808	104,531
Alphabet, Inc., Class A	1,622	548,236
Alphabet, Inc., Class C	1,693	573,131
Amazon.com, Inc.†	3,773	902,879
Expedia Group, Inc.	652	172,676
Meta Platforms, Inc., Class A	899	644,134
Palo Alto Networks, Inc.†	1,054	186,526
Reddit, Inc., Class A†	368	66,339
		3,198,452
Investment Companies — 0.1%
Industrivarden AB, Class A	467	23,330
Investor AB, Class A	889	34,013
		57,343
Leisure Time — 0.6%
Kawai Musical Instruments Manufacturing Co., Ltd.	700	12,221
MasterCraft Boat Holdings, Inc.†	536	11,540
Royal Caribbean Cruises, Ltd.	561	182,129
Viking Holdings, Ltd.†	1,404	101,299
		307,189
Machinery-Construction & Mining — 0.5%
Hitachi Construction Machinery Co., Ltd.	700	22,846
Modec, Inc.	300	29,077
Sakai Heavy Industries, Ltd.	3,900	55,315
Siemens Energy AG†	972	166,545
		273,783
Machinery-Diversified — 0.5%
Accelleron Industries AG	1,052	100,430
Burckhardt Compression Holding AG	112	77,366
Eastman Kodak Co.†	1,722	12,605
Wartsila OYJ Abp	1,511	61,255
		251,656
Media — 0.8%
Asahi Broadcasting Group Holdings Corp.	2,500	13,408
Fox Corp., Class A	1,911	139,082

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Liberty Latin America, Ltd., Class A†	4,357	$ 33,636
Nexstar Media Group, Inc.	315	66,900
TV Tokyo Holdings Corp.	5,700	168,503
		421,529
Metal Fabricate/Hardware — 0.9%
Mueller Industries, Inc.	3,376	459,609
Shinsho Corp.	2,000	34,311
		493,920
Mining — 1.9%
BHP Group, Ltd.†	240	8,451
Boliden AB†	630	44,318
Coeur Mining, Inc.†	1,778	36,342
Endeavour Mining PLC	2,089	120,685
Evolution Mining, Ltd.	18,283	187,279
Glencore PLC	4,235	28,931
Hecla Mining Co.	4,622	104,087
Northern Star Resources, Ltd.	10,701	215,651
Rio Tinto PLC ADR	178	16,203
Southern Copper Corp.	1,211	230,478
United States Lime & Minerals, Inc.	202	24,347
		1,016,772
Miscellaneous Manufacturing — 0.2%
Illinois Tool Works, Inc.	261	68,189
Riken Technos Corp.	3,000	32,257
Siemens AG	16	4,861
Smiths Group PLC	383	13,154
		118,461
Multi-National — 0.2%
Banco Latinoamericano de Comercio Exterior SA, Class E	1,971	95,534
Oil & Gas — 2.4%
Antero Resources Corp.†	3,688	134,132
APA Corp.	1,051	27,757
BP PLC ADR	280	10,606
Chevron Corp.	2,503	442,781
ConocoPhillips	368	38,357
Deep Value Driller AS	30,033	67,672
ENEOS Holdings, Inc.	58,700	492,517
TotalEnergies SE	1,068	77,413
		1,291,235
Oil & Gas Services — 0.1%
Sea1 offshore, Inc.†	10,122	26,171
Viridien†	139	20,941
		47,112
Pharmaceuticals — 5.4%
AbbVie, Inc.	906	202,047
AstraZeneca PLC ADR	2,548	236,378
Bristol-Myers Squibb Co.	2,783	153,204
Daito Pharmaceutical Co., Ltd.	1,900	16,378
Eli Lilly & Co.	311	322,554
GSK PLC ADR	3,425	176,730
Johnson & Johnson	1,876	426,321
Novartis AG	127	18,830
Roche Holding AG	558	253,141
Sanofi SA	4,893	459,353
Takeda Pharmaceutical Co., Ltd.	14,300	484,367
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
UCB SA	266	$ 80,528
Zoetis, Inc.	567	70,773
		2,900,604
Real Estate — 0.0%
Swire Pacific, Ltd., Class B	12,500	20,305
REITS — 0.6%
Alexandria Real Estate Equities, Inc.	1,175	64,202
Camden Property Trust	1,118	121,918
Equinix, Inc.	77	63,212
Invitation Homes, Inc.	585	15,637
Public Storage	50	13,809
Welltower, Inc.	150	28,254
		307,032
Retail — 1.7%
American Eagle Outfitters, Inc.	6,128	142,844
Casey's General Stores, Inc.	94	57,011
Movado Group, Inc.	908	20,702
Next PLC	118	21,418
OVS SpA*	17,089	96,461
TJX Cos., Inc.	1,654	247,786
Wesfarmers, Ltd.	2,406	139,663
Yum! Brands, Inc.	134	20,837
Zumiez, Inc.†	6,232	153,370
		900,092
Semiconductors — 6.3%
Advantest Corp.	900	148,323
Arteris, Inc.†	899	13,494
ASML Holding NV	256	368,873
Broadcom, Inc.	1,975	654,318
Diodes, Inc.†	1,226	72,567
NVIDIA Corp.	8,978	1,715,965
Renesas Electronics Corp.†	3,200	53,264
Silicon Laboratories, Inc.†	98	13,960
SUMCO Corp.	1,400	14,601
Texas Instruments, Inc.	1,611	347,251
		3,402,616
Shipbuilding — 0.1%
Kongsberg Gruppen ASA	1,940	66,587
Software — 4.3%
Computer Engineering & Consulting, Ltd.	1,500	21,343
Cross Cat Co, Ltd.	1,800	12,027
Fair Isaac Corp.†	25	36,579
Intuit, Inc.	464	231,499
Microsoft Corp.	3,304	1,421,678
MongoDB, Inc.†	134	49,758
Oracle Corp.	1,574	259,049
Palantir Technologies, Inc., Class A†	1,471	215,634
Pro Medicus, Ltd.	269	34,489
Samsara, Inc., Class A†	946	26,535
Zeta Global Holdings Corp., Class A†	1,195	22,203
		2,330,794
Telecommunications — 1.1%
Iridium Communications, Inc.	996	19,840
NTT, Inc.	41,000	41,037
Telefonaktiebolaget LM Ericsson, Class B	22,915	248,663
T-Mobile US, Inc.	1,175	231,722
Vistance Networks, Inc.†	1,546	27,828
		569,090

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation — 0.7%
Kirby Corp.†	2,250	$ 264,735
Safe Bulkers, Inc.	21,419	122,303
		387,038
Total Common Stocks (cost $32,569,111)		38,105,740
UNAFFILIATED INVESTMENT COMPANIES — 2.7%
iShares Global Infrastructure ETF	9,503	612,088
iShares MSCI USA Quality Factor ETF	1,055	213,553
iShares U.S. Technology ETF	533	105,731
Vanguard Real Estate ETF	5,653	513,293
Total Unaffiliated Investment Companies (cost $1,199,046)		1,444,665
Total Long-Term Investment Securities (cost $33,768,157)		39,550,405
SHORT-TERM INVESTMENTS — 25.4%
Unaffiliated Investment Companies — 25.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.65%(1) (cost $13,745,238)	13,745,238	13,745,238
TOTAL INVESTMENTS (cost $47,513,395)(2)	98.6%	53,295,643
Other assets less liabilities	1.4	784,064
NET ASSETS	100.0%	$54,079,707
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Goldman Sachs Multi-Asset Insights Portfolio has no right to demand registration of these securities. At January 31, 2026, the aggregate value of these securities was $189,882 representing 0.4% of net assets.
(1)	The rate shown is the 7-day yield as of January 31, 2026.
(2)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund
NASDAQ—National Association of Securities Dealers Automated Quotations
NASDAQ Helsinki—NASDAQ Helsinki
NYSE—New York Stock Exchange

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	CDX Investment Grade Index Series 45	0.52577%	6,710,000	USD	6,710,000	1.000%	Quarterly	Dec 2030	$141,281	$9,928	$151,209
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
2	Long	Euro STOXX 50 Index	March 2026	$138,950	$141,080	$ 2,130
7	Long	MSCI Emerging Markets Index	March 2026	484,304	532,280	47,976
						$50,106
						Unrealized (Depreciation)
143	Long	U.S. Treasury 10 Year Notes	March 2026	$16,214,017	$15,991,422	$(222,595)
		Net Unrealized Appreciation (Depreciation)				$(172,489)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$38,105,740	$—	$—	$38,105,740
Unaffiliated Investment Companies	1,444,665	—	—	1,444,665
Short-Term Investments	13,745,238	—	—	13,745,238
Total Investments at Value	$53,295,643	$—	$—	$53,295,643
Other Financial Instruments:†
Swaps	$—	$9,928	$—	$9,928
Futures Contracts	50,106	—	—	50,106
Total Other Financial Instruments	$50,106	$9,928	$—	$60,034
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$222,595	$—	$—	$222,595
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Index Allocation 60/40 Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 51.9%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	2,853,536	$117,451,549
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	958,977	15,190,196
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	989,438	14,455,682
Total Domestic Equity Investment Companies (cost $118,966,402)		147,097,427
Domestic Fixed Income Investment Companies — 37.3%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	5,274,980	50,745,312
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	5,386,061	55,207,124
Total Domestic Fixed Income Investment Companies (cost $109,287,109)		105,952,436
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies — 10.8%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $21,595,113)	1,779,147	$ 30,725,862
TOTAL INVESTMENTS (cost $249,848,624)(2)	100.0%	283,775,725
Other assets less liabilities	(0.0)	(134,040)
NET ASSETS	100.0%	$283,641,685
#	The SunAmerica Series Trust SA Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.venerable.onlineprospectus.net/funds/sast_sst
(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$283,775,725	$—	$—	$283,775,725
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Index Allocation 80/20 Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 66.7%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	6,780,521	$279,086,230
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	3,452,215	54,683,082
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,889,723	27,608,855
Total Domestic Equity Investment Companies (cost $283,596,301)		361,378,167
Domestic Fixed Income Investment Companies — 17.6%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	4,669,130	44,917,028
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	4,900,305	50,228,133
Total Domestic Fixed Income Investment Companies (cost $97,703,407)		95,145,161
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies — 15.7%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $59,940,248)	4,936,216	$ 85,248,450
TOTAL INVESTMENTS (cost $441,239,956)(2)	100.0%	541,771,778
Other assets less liabilities	(0.0)	(214,064)
NET ASSETS	100.0%	$541,557,714
#	The SunAmerica Series Trust SA Index Allocation 80/20 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.venerable.onlineprospectus.net/funds/sast_sst
(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$541,771,778	$—	$—	$541,771,778
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Index Allocation 90/10 Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 71.5%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	21,530,677	$ 886,202,660
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	9,891,008	156,673,567
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	5,416,400	79,133,598
Total Domestic Equity Investment Companies (cost $867,454,812)		1,122,009,825
International Equity Investment Companies — 20.7%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $227,577,210)	18,811,633	324,876,899
Domestic Fixed Income Investment Companies — 7.8%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	6,026,855	57,978,344
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	6,251,562	$ 64,078,516
Total Domestic Fixed Income Investment Companies (cost $124,256,499)		122,056,860
TOTAL INVESTMENTS (cost $1,219,288,521)(2)	100.0%	1,568,943,584
Other assets less liabilities	(0.0)	(530,768)
NET ASSETS	100.0%	$1,568,412,816
#	The SunAmerica Series Trust SA Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.venerable.onlineprospectus.net/funds/sast_sst/
(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$1,568,943,584	$—	$—	$1,568,943,584
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.1%
Australia — 6.3%
ANZ Group Holdings, Ltd.	146,451	$ 3,742,710
APA Group	66,018	407,309
Aristocrat Leisure, Ltd.	27,095	1,010,549
ASX, Ltd.	9,256	369,193
BHP Group, Ltd.†	249,126	8,772,830
Brambles, Ltd.	66,986	1,044,864
CAR Group, Ltd.	18,407	353,769
Cochlear, Ltd.	3,185	596,830
Coles Group, Ltd.	65,642	972,705
Commonwealth Bank of Australia	82,085	8,537,404
Computershare, Ltd.	25,711	585,635
CSL, Ltd.	23,807	3,007,582
Evolution Mining, Ltd.	99,469	1,018,892
Fortescue, Ltd.	83,333	1,218,608
Goodman Group	100,292	2,146,133
Insurance Australia Group, Ltd.	115,454	611,013
Lottery Corp., Ltd.	107,925	387,041
Lynas Rare Earths, Ltd.†	44,970	466,592
Macquarie Group, Ltd.	17,816	2,632,342
Medibank Private, Ltd.	133,485	429,440
National Australia Bank, Ltd.	150,245	4,537,506
Northern Star Resources, Ltd.	66,463	1,339,387
Origin Energy, Ltd.	84,422	693,690
Pro Medicus, Ltd.	2,821	361,686
Qantas Airways, Ltd.	37,454	262,637
QBE Insurance Group, Ltd.	73,259	1,007,015
REA Group, Ltd.	2,532	334,559
Rio Tinto, Ltd.	18,221	1,922,896
Santos, Ltd.	160,285	782,418
Scentre Group	251,926	715,749
SGH, Ltd.	10,262	331,715
Sigma Healthcare, Ltd.	254,804	548,267
Sonic Healthcare, Ltd.	23,295	372,283
South32, Ltd.	219,853	707,297
Stockland	117,680	441,692
Suncorp Group, Ltd.	53,061	628,134
Telstra Group, Ltd.	196,656	668,274
Transurban Group	152,263	1,479,096
Vicinity, Ltd.	196,221	336,131
Washington H. Soul Pattinson & Co., Ltd.	16,659	447,663
Wesfarmers, Ltd.	55,662	3,231,054
Westpac Banking Corp.	167,772	4,535,266
WiseTech Global, Ltd.	9,985	403,277
Woodside Energy Group, Ltd.	93,228	1,647,004
Woolworths Group, Ltd.	59,768	1,287,706
		67,333,843
Austria — 0.3%
Erste Group Bank AG	15,212	1,974,453
OMV AG	7,155	424,483
Raiffeisen Bank International AG	6,532	330,459
Verbund AG	3,293	241,813
		2,971,208
Belgium — 0.9%
Ageas SA	7,332	521,025
Anheuser-Busch InBev SA NV	48,610	3,461,800
D'ieteren Group	1,109	253,577
Elia Group SA	2,078	301,244
Financiere de Tubize SA	994	252,732
Groupe Bruxelles Lambert NV	3,868	366,336
KBC Group NV	11,296	1,592,036
Security Description	Shares or Principal Amount	Value

Belgium (continued)
Lotus Bakeries NV	20	$ 234,699
Sofina SA	805	234,735
Syensqo SA	3,484	293,296
UCB SA	6,212	1,880,610
		9,392,090
Bermuda — 0.2%
Aegon, Ltd.	65,113	507,701
CK Infrastructure Holdings, Ltd.	31,500	259,069
Hongkong Land Holdings, Ltd.	52,900	449,121
Jardine Matheson Holdings, Ltd.	7,900	574,883
		1,790,774
Denmark — 2.0%
AP Moller-Maersk A/S, Series A	148	363,402
AP Moller-Maersk A/S, Series B	192	476,316
Carlsberg A/S, Class B	4,577	619,677
Coloplast A/S, Class B	6,216	528,824
Danske Bank A/S	32,638	1,665,482
Demant A/S†	4,439	155,286
DSV A/S	10,025	2,814,800
Genmab A/S†	2,960	949,966
Novo Nordisk A/S, Class B	157,975	9,266,098
Novonesis (Novozymes), Class B	17,159	1,050,454
Orsted A/S*†	25,899	582,079
Pandora A/S	3,975	321,137
ROCKWOOL A/S, Class B	4,911	166,458
Tryg A/S	16,535	401,804
Vestas Wind Systems A/S	49,737	1,512,947
		20,874,730
Finland — 1.1%
Elisa Oyj	6,788	298,995
Fortum Oyj	22,063	520,824
Kesko Oyj, Class B	13,826	349,734
Kone Oyj, Class B	16,612	1,193,670
Metso Oyj	32,472	635,674
Neste Oyj	20,617	526,891
Nokia Oyj	259,862	1,670,740
Nordea Bank Abp (NASDAQ Helsinki)	152,859	2,956,137
Orion Oyj, Class B	5,274	435,419
Sampo Oyj, Class A	119,202	1,328,183
Stora Enso Oyj, Class R	28,645	330,647
UPM-Kymmene Oyj	25,471	705,588
Wartsila OYJ Abp	24,859	1,007,758
		11,960,260
France — 9.2%
Accor SA	9,610	522,401
Aeroports de Paris SA	1,674	221,247
Air Liquide SA	28,378	5,312,762
Alstom SA†	16,917	541,820
Amundi SA*	3,086	274,166
AXA SA	85,084	3,875,830
BioMerieux	2,112	244,838
BNP Paribas SA	49,302	5,329,737
Bollore SE	33,146	189,140
Bouygues SA	9,393	507,821
Bureau Veritas SA	16,822	540,373
Capgemini SE	7,535	1,171,827
Carrefour SA	29,007	475,867
Cie de Saint-Gobain SA	21,983	2,168,508
Cie Generale des Etablissements Michelin SCA	32,774	1,217,905
Covivio SA	2,915	185,722

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Credit Agricole SA	51,956	$ 1,125,177
Danone SA	31,492	2,457,743
Dassault Aviation SA	987	374,147
Dassault Systemes SE	32,876	904,873
Edenred SE	12,166	254,818
Eiffage SA	3,350	496,167
Engie SA	89,590	2,665,506
EssilorLuxottica SA	14,767	4,514,296
FDJ United	5,770	152,794
Gecina SA	2,196	201,605
Getlink SE	15,262	302,297
Hermes International S.C.A.	1,556	3,742,296
Ipsen SA	1,899	309,735
Kering SA	3,682	1,152,871
Klepierre SA	10,491	403,408
Legrand SA	12,936	2,070,047
L'Oreal SA	11,782	5,404,760
LVMH Moet Hennessy Louis Vuitton SE	12,266	7,951,651
Orange SA	91,075	1,686,268
Pernod Ricard SA	9,995	889,515
Publicis Groupe SA	11,173	1,115,137
Renault SA	9,260	349,926
Rexel SA	10,793	454,680
Safran SA	17,663	6,301,986
Sanofi SA	54,188	5,087,152
Sartorius Stedim Biotech	1,480	330,338
Schneider Electric SE	26,893	7,723,944
Societe Generale SA	34,553	3,022,655
Sodexo SA	4,459	228,015
Thales SA	4,569	1,386,461
TotalEnergies SE	97,412	7,060,824
Veolia Environnement SA	30,655	1,149,336
Vinci SA	24,471	3,514,160
		97,564,552
Germany — 9.3%
adidas AG	8,436	1,491,442
Allianz SE	18,942	8,347,985
BASF SE	43,695	2,380,445
Bayer AG	48,073	2,539,176
Bayerische Motoren Werke AG	13,673	1,416,841
Bayerische Motoren Werke AG (Preference Shares)	2,614	270,809
Beiersdorf AG	4,800	571,528
Brenntag SE	6,222	379,088
Commerzbank AG	35,895	1,475,994
Continental AG	5,350	422,606
CTS Eventim AG & Co. KGaA	2,954	248,433
Daimler Truck Holding AG	23,198	1,126,307
Delivery Hero SE*†	9,892	276,721
Deutsche Bank AG	90,786	3,583,518
Deutsche Boerse AG	9,260	2,341,253
Deutsche Lufthansa AG	30,345	312,934
Deutsche Post AG	47,153	2,644,847
Deutsche Telekom AG	180,454	6,025,593
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	5,806	283,613
E.ON SE	110,706	2,344,340
Evonik Industries AG	12,858	199,660
Fresenius Medical Care AG	10,816	486,034
Fresenius SE & Co. KGaA	20,856	1,167,109
GEA Group AG	7,195	515,127
Hannover Rueck SE	2,932	829,936
Heidelberg Materials AG	6,575	1,802,677
Security Description	Shares or Principal Amount	Value

Germany (continued)
Henkel AG & Co. KGaA	4,998	$ 412,633
Henkel AG & Co. KGaA (Preference Shares)	7,865	691,377
Hensoldt AG	3,111	308,470
HOCHTIEF AG	772	324,674
Infineon Technologies AG	63,894	3,151,405
Knorr-Bremse AG	3,507	409,259
LEG Immobilien SE	3,772	271,845
Mercedes-Benz Group AG	35,501	2,431,867
Merck KGaA	6,398	952,154
MTU Aero Engines AG	2,629	1,167,048
Muenchener Rueckversicherungs-Gesellschaft AG	6,425	3,902,372
Nemetschek SE	2,775	243,247
Porsche Automobil Holding SE (Preference Shares)	7,330	314,875
Rational AG	241	193,684
Rheinmetall AG	2,256	4,763,996
RWE AG	30,937	1,962,640
SAP SE	51,221	10,355,515
Sartorius AG (Preference Shares)	1,256	351,059
Scout24 SE*	3,621	360,755
Siemens AG	37,279	11,325,550
Siemens Energy AG†	38,014	6,513,405
Siemens Healthineers AG*	16,629	831,220
Symrise AG	6,559	552,471
Talanx AG	3,146	397,150
Volkswagen AG (Preference Shares)	10,087	1,227,347
Vonovia SE	37,183	1,084,682
Zalando SE*†	11,005	317,510
		98,302,226
Hong Kong — 1.9%
AIA Group, Ltd.	515,200	5,958,490
BOC Hong Kong Holdings, Ltd.	183,500	968,695
CK Asset Holdings, Ltd.	93,500	548,641
CK Hutchison Holdings, Ltd.	129,500	1,048,486
CLP Holdings, Ltd.	81,000	766,753
Futu Holdings, Ltd. ADR†	2,810	456,822
Galaxy Entertainment Group, Ltd.	98,000	499,277
Henderson Land Development Co., Ltd.	70,000	278,849
HKT Trust & HKT, Ltd.	191,000	286,056
Hong Kong & China Gas Co., Ltd.	550,000	518,875
Hong Kong Exchanges & Clearing, Ltd.	58,800	3,253,077
Link REIT	128,000	588,543
MTR Corp., Ltd.	78,500	347,478
Power Assets Holdings, Ltd.	67,500	524,043
Sino Land Co., Ltd.	188,000	283,488
SITC International Holdings Co., Ltd.	64,000	238,727
Sun Hung Kai Properties, Ltd.	71,000	1,142,420
Swire Pacific, Ltd., Class A	17,000	164,079
Techtronic Industries Co., Ltd.	72,000	981,554
WH Group, Ltd.*	407,500	478,853
Wharf Holdings, Ltd.	55,000	177,699
Wharf Real Estate Investment Co., Ltd.	80,000	278,337
		19,789,242
Ireland — 0.5%
AIB Group PLC	103,898	1,163,819
Bank of Ireland Group PLC	46,579	946,617
DCC PLC	4,188	265,673
Kerry Group PLC, Class A	8,011	710,288
Kingspan Group PLC	7,394	644,189
Ryanair Holdings PLC	41,227	1,398,125
		5,128,711

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Isle of Man — 0.0%
Entain PLC	29,058	$ 240,557
Israel — 1.1%
Azrieli Group, Ltd.	2,042	275,042
Bank Hapoalim BM	61,628	1,528,348
Bank Leumi Le-Israel BM	72,466	1,747,095
Check Point Software Technologies, Ltd.†	4,190	752,147
CyberArk Software, Ltd.†	2,476	1,066,735
Elbit Systems, Ltd.	1,356	961,556
ICL Group, Ltd.	37,402	203,683
Israel Discount Bank, Ltd., Class A	59,008	697,706
Mizrahi Tefahot Bank, Ltd.	7,666	601,973
Monday.com, Ltd.†	2,075	238,106
Nice, Ltd.†	3,031	323,767
Nova, Ltd.†	1,473	731,831
Phoenix Financial, Ltd.	11,120	541,713
Teva Pharmaceutical Industries, Ltd. ADR†	56,307	1,918,943
Wix.com, Ltd.†	2,761	239,765
		11,828,410
Italy — 2.8%
Banca Mediolanum SpA	10,781	252,518
Banca Monte dei Paschi di Siena SpA	97,959	1,014,154
Banco BPM SpA	56,350	842,946
BPER Banca SpA	72,581	1,019,931
Buzzi SpA	3,825	217,267
Enel SpA	398,950	4,401,709
Eni SpA	101,048	2,063,282
FinecoBank Banca Fineco SpA	30,384	804,950
Generali	41,818	1,704,676
Infrastrutture Wireless Italiane SpA*	14,612	128,863
Intesa Sanpaolo SpA	698,632	4,940,583
Leonardo SpA	19,692	1,314,149
Moncler SpA	11,312	657,159
Nexi SpA*	25,701	109,825
Poste Italiane SpA*	22,594	594,556
Prysmian SpA	13,718	1,633,380
Recordati Industria Chimica e Farmaceutica SpA	5,846	321,116
Snam SpA	96,995	666,613
Telecom Italia SpA†	556,940	376,296
Terna - Rete Elettrica Nazionale	68,143	737,137
UniCredit SpA	68,765	5,986,951
Unipol Assicurazioni SpA	17,398	387,191
		30,175,252
Japan — 22.2%
Advantest Corp.	37,600	6,196,614
Aeon Co., Ltd.	109,300	1,493,729
AGC, Inc.	9,500	349,835
Aisin Corp.	24,200	432,132
Ajinomoto Co., Inc.	44,700	1,016,697
ANA Holdings, Inc.	8,300	161,162
Asahi Group Holdings, Ltd.	74,600	777,284
Asahi Kasei Corp.	63,600	616,233
Asics Corp.	33,900	813,766
Astellas Pharma, Inc.	88,700	1,228,824
Bandai Namco Holdings, Inc.	28,700	743,648
Bridgestone Corp.	56,000	1,261,049
Canon, Inc.	42,100	1,274,480
Capcom Co., Ltd.	16,700	424,730
Central Japan Railway Co.	38,200	1,063,113
Chiba Bank, Ltd.	27,300	367,622
Chubu Electric Power Co., Inc.	33,200	482,468
Security Description	Shares or Principal Amount	Value

Japan (continued)
Chugai Pharmaceutical Co., Ltd.	33,000	$ 1,876,667
Dai Nippon Printing Co., Ltd.	19,200	343,345
Daifuku Co., Ltd.	15,700	561,816
Dai-ichi Life Holdings, Inc.	171,700	1,500,544
Daiichi Sankyo Co., Ltd.	88,300	1,618,111
Daikin Industries, Ltd.	12,900	1,549,150
Daito Trust Construction Co., Ltd.	13,900	281,575
Daiwa House Industry Co., Ltd.	27,300	927,875
Daiwa Securities Group, Inc.	65,700	638,278
Denso Corp.	86,200	1,193,633
Disco Corp.	4,500	1,924,625
East Japan Railway Co.	47,500	1,194,866
Ebara Corp.	22,900	688,953
Eisai Co., Ltd.	12,600	350,986
ENEOS Holdings, Inc.	131,800	1,105,856
FANUC Corp.	45,900	1,859,312
Fast Retailing Co., Ltd.	9,400	3,571,465
Fuji Electric Co., Ltd.	7,100	504,194
FUJIFILM Holdings Corp.	55,200	1,101,075
Fujikura, Ltd.	12,300	1,555,383
Fujitsu, Ltd.	86,600	2,396,665
Hankyu Hanshin Holdings, Inc.	11,500	320,716
Hikari Tsushin, Inc.	900	247,215
Hitachi, Ltd.	224,700	7,783,773
Honda Motor Co., Ltd.	181,500	1,823,679
Hoya Corp.	16,900	2,825,039
Hulic Co., Ltd.	22,100	262,612
Idemitsu Kosan Co., Ltd.	36,900	311,514
IHI Corp.	50,800	1,171,197
Inpex Corp.	42,700	949,962
Isuzu Motors, Ltd.	26,300	422,302
ITOCHU Corp.	291,500	3,712,500
Japan Airlines Co., Ltd.	7,500	141,728
Japan Exchange Group, Inc.	49,000	534,137
Japan Post Bank Co., Ltd.	88,100	1,559,796
Japan Post Holdings Co., Ltd.	88,300	1,058,105
Japan Post Insurance Co., Ltd.	9,500	293,115
Japan Tobacco, Inc.	58,700	2,116,856
JFE Holdings, Inc.	27,600	372,019
JX Advanced Metals Corp.	27,700	454,000
Kajima Corp.	20,900	850,801
Kansai Electric Power Co., Inc.	47,100	751,117
Kao Corp.	22,900	915,349
Kawasaki Heavy Industries, Ltd.	7,400	615,631
Kawasaki Kisen Kaisha, Ltd.	16,800	241,970
KDDI Corp.	144,400	2,432,015
Keyence Corp.	9,500	3,464,590
Kikkoman Corp.	33,000	296,501
Kioxia Holdings Corp.†	9,400	1,297,390
Kirin Holdings Co., Ltd.	38,300	591,972
Kobe Bussan Co., Ltd.	7,000	172,105
Komatsu, Ltd.	46,400	1,777,627
Konami Group Corp.	4,900	711,444
Kubota Corp.	48,500	742,574
Kyocera Corp.	62,200	927,614
Kyowa Kirin Co., Ltd.	11,200	181,251
Lasertec Corp.	3,900	917,039
LY Corp.	135,100	346,218
M3, Inc.	22,400	276,526
Makita Corp.	10,800	373,422
Marubeni Corp.	69,600	2,300,362
MatsukiyoCocokara & Co.	15,800	252,988
Minebea Mitsumi, Inc.	18,400	372,732

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Mitsubishi Chemical Group Corp.	62,000	$ 408,633
Mitsubishi Corp.	157,700	4,174,831
Mitsubishi Electric Corp.	93,000	2,902,494
Mitsubishi Estate Co., Ltd.	52,400	1,334,040
Mitsubishi HC Capital, Inc.	42,300	368,717
Mitsubishi Heavy Industries, Ltd.	157,200	4,590,248
Mitsubishi UFJ Financial Group, Inc.	562,300	10,189,780
Mitsui & Co., Ltd.	121,200	3,943,151
Mitsui Fudosan Co., Ltd.	129,200	1,475,582
Mitsui OSK Lines, Ltd.	16,800	525,299
Mizuho Financial Group, Inc.	122,100	5,351,540
MonotaRO Co., Ltd.	11,800	159,471
MS&AD Insurance Group Holdings, Inc.	62,800	1,595,565
Murata Manufacturing Co., Ltd.	82,000	1,661,618
NEC Corp.	63,400	2,134,363
Nexon Co., Ltd.	18,200	433,126
NIDEC Corp.	40,300	574,449
Nintendo Co., Ltd.	54,200	3,521,459
Nippon Building Fund, Inc.	389	360,697
Nippon Paint Holdings Co., Ltd.	45,400	300,545
Nippon Sanso Holdings Corp.	8,300	251,424
Nippon Steel Corp.	236,000	984,960
Nippon Yusen KK	20,500	671,853
Nissan Motor Co., Ltd.†	108,100	263,544
Nitori Holdings Co., Ltd.	20,000	343,112
Nitto Denko Corp.	33,700	746,034
Nomura Holdings, Inc.	147,600	1,347,627
Nomura Research Institute, Ltd.	18,700	568,032
NTT, Inc.	1,473,700	1,475,033
Obayashi Corp.	31,100	700,735
Obic Co., Ltd.	15,800	438,696
Olympus Corp.	55,000	654,271
Oracle Corp. Japan	2,000	135,177
Oriental Land Co., Ltd.	53,200	931,413
ORIX Corp.	57,000	1,728,858
Osaka Gas Co., Ltd.	17,800	666,407
Otsuka Corp.	10,800	213,683
Otsuka Holdings Co., Ltd.	21,300	1,271,862
Pan Pacific International Holdings Corp.	94,300	558,086
Panasonic Holdings Corp.	115,100	1,574,481
Rakuten Group, Inc.†	73,700	440,505
Recruit Holdings Co., Ltd.	69,100	3,616,632
Renesas Electronics Corp.†	87,200	1,451,455
Resona Holdings, Inc.	101,500	1,173,651
Ryohin Keikaku Co., Ltd.	25,000	497,706
Sanrio Co., Ltd.	9,100	279,597
SBI Holdings, Inc.	27,400	616,836
SCREEN Holdings Co., Ltd.	3,900	495,438
Secom Co., Ltd.	19,700	720,356
Seibu Holdings, Inc.	10,400	275,187
Sekisui Chemical Co., Ltd.	19,000	335,532
Sekisui House, Ltd.	29,500	655,344
Seven & i Holdings Co., Ltd.	102,200	1,460,094
SG Holdings Co., Ltd.	14,800	142,492
Shimadzu Corp.	11,600	312,112
Shimano, Inc.	3,600	410,106
Shin-Etsu Chemical Co., Ltd.	82,600	2,737,499
Shionogi & Co., Ltd.	37,300	764,992
Shiseido Co., Ltd.	20,200	343,149
SMC Corp.	3,000	1,165,999
SoftBank Corp.	1,408,000	1,901,473
SoftBank Group Corp.	187,500	5,152,737
Security Description	Shares or Principal Amount	Value

Japan (continued)
Sompo Holdings, Inc.	43,500	$ 1,494,223
Sony Financial Holdings, Inc.†	292,100	293,497
Sony Group Corp.	301,700	6,733,470
Subaru Corp.	28,900	621,287
Sumitomo Corp.	53,500	2,160,258
Sumitomo Electric Industries, Ltd.	35,100	1,525,022
Sumitomo Metal Mining Co., Ltd.	11,900	719,721
Sumitomo Mitsui Financial Group, Inc.	179,700	6,353,828
Sumitomo Mitsui Trust Group, Inc.	31,400	1,038,416
Sumitomo Realty & Development Co., Ltd.	29,600	821,478
Suntory Beverage & Food, Ltd.	6,600	207,817
Suzuki Motor Corp.	77,300	1,052,161
Sysmex Corp.	25,700	243,615
T&D Holdings, Inc.	22,800	560,277
Taisei Corp.	7,200	715,999
Takeda Pharmaceutical Co., Ltd.	78,100	2,645,388
TDK Corp.	95,100	1,217,324
Terumo Corp.	65,500	853,879
TIS, Inc.	10,500	305,176
Toho Co., Ltd.	5,400	274,850
Tokio Marine Holdings, Inc.	90,100	3,334,212
Tokyo Electron, Ltd.	22,000	5,872,448
Tokyo Gas Co., Ltd.	15,600	690,085
Tokyo Metro Co., Ltd.	15,200	162,303
Tokyu Corp.	24,300	274,074
Toppan Holdings, Inc.	11,400	350,928
Toray Industries, Inc.	67,500	496,567
Toyota Industries Corp.	8,100	1,033,959
Toyota Motor Corp.	464,900	10,526,038
Toyota Tsusho Corp.	33,800	1,224,365
Trend Micro, Inc.†	6,200	242,375
Tsuruha Holdings, Inc.	11,700	186,432
Unicharm Corp.	53,400	324,140
West Japan Railway Co.	19,600	400,080
Yamaha Motor Co., Ltd.	44,000	330,796
Yokogawa Electric Corp.	11,200	371,114
Yokohama Financial Group, Inc.	49,800	451,791
Zensho Holdings Co., Ltd.	4,600	248,993
ZOZO, Inc.	21,200	174,795
		235,630,232
Jersey — 0.5%
CVC Capital Partners PLC*	11,104	196,511
Experian PLC	44,880	1,693,731
Glencore PLC	493,396	3,370,629
		5,260,871
Luxembourg — 0.6%
ArcelorMittal SA	22,799	1,242,600
Eurofins Scientific SE	5,718	461,841
InPost SA†	11,752	183,879
Spotify Technology SA†	7,670	3,837,684
Tenaris SA	18,258	406,006
		6,132,010
Macau — 0.0%
Sands China, Ltd.	115,200	251,130
Netherlands — 6.7%
ABN AMRO Bank NV CVA*	28,494	1,049,062
Adyen NV*†	1,233	1,831,889
AerCap Holdings NV	8,656	1,243,521
Airbus SE	29,147	6,681,851
Akzo Nobel NV	8,444	593,539

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
Argenx SE†	3,011	$ 2,511,924
ASM International NV	2,300	1,935,131
ASML Holding NV	19,039	27,433,503
ASR Nederland NV	7,678	556,806
BE Semiconductor Industries NV	3,597	701,379
Davide Campari-Milano NV	29,200	207,120
Euronext NV*	3,733	521,697
EXOR NV	4,745	388,652
Ferrari NV	6,219	2,069,970
Ferrovial SE	25,290	1,709,317
Heineken Holding NV	6,441	475,650
Heineken NV	14,067	1,156,197
IMCD NV	2,994	279,585
ING Groep NV	148,210	4,360,394
JDE Peet's NV	8,387	314,351
Koninklijke Ahold Delhaize NV	44,066	1,721,620
Koninklijke KPN NV	189,130	920,953
Koninklijke Philips NV	37,715	1,078,743
Magnum Ice Cream Co. NV†	24,222	430,501
Nebius Group NV†	10,323	879,416
NN Group NV	13,131	1,039,419
Prosus NV	64,325	3,694,578
QIAGEN NV	10,038	530,947
Randstad NV	5,126	182,951
Stellantis NV	98,690	969,314
STMicroelectronics NV	33,136	936,185
Universal Music Group NV	53,658	1,315,320
Wolters Kluwer NV	11,350	1,061,229
		70,782,714
New Zealand — 0.2%
Auckland International Airport, Ltd.	84,171	418,611
Contact Energy, Ltd.	41,676	234,621
Fisher & Paykel Healthcare Corp., Ltd.	28,916	677,436
Infratil, Ltd.	45,060	300,607
Meridian Energy, Ltd.	68,061	231,534
Xero, Ltd.†	8,205	535,646
		2,398,455
Norway — 0.6%
Aker BP ASA	15,300	447,061
DNB Bank ASA	43,605	1,252,843
Equinor ASA	38,030	1,014,870
Gjensidige Forsikring ASA	9,772	277,823
Kongsberg Gruppen ASA	21,366	733,350
Mowi ASA	23,129	531,723
Norsk Hydro ASA	67,614	606,037
Orkla ASA	33,836	401,233
Salmar ASA	3,448	205,151
Telenor ASA	30,368	510,837
Yara International ASA	8,355	384,501
		6,365,429
Portugal — 0.2%
Banco Comercial Portugues SA	373,281	404,593
EDP SA	153,464	785,299
Galp Energia SGPS SA	20,288	402,329
Jeronimo Martins SGPS SA	13,557	319,950
		1,912,171
Singapore — 1.7%
CapitaLand Ascendas REIT	190,800	427,466
CapitaLand Integrated Commercial Trust	298,585	560,976
Security Description	Shares or Principal Amount	Value

Singapore (continued)
CapitaLand Investment, Ltd.	117,700	$ 284,974
DBS Group Holdings, Ltd.	104,000	4,839,871
Grab Holdings, Ltd., Class A†	115,609	497,119
Keppel, Ltd.	71,800	616,912
Oversea-Chinese Banking Corp., Ltd.	165,700	2,765,357
Sea, Ltd. ADR†	18,824	2,192,808
Sembcorp Industries, Ltd.	42,700	202,406
Singapore Airlines, Ltd.	75,900	378,874
Singapore Exchange, Ltd.	42,100	583,463
Singapore Technologies Engineering, Ltd.	76,500	589,341
Singapore Telecommunications, Ltd.	364,900	1,316,635
United Overseas Bank, Ltd.	60,700	1,826,106
Wilmar International, Ltd.	91,900	244,903
Yangzijiang Shipbuilding Holdings, Ltd.	127,100	333,711
		17,660,922
Spain — 3.7%
Acciona SA	1,238	266,198
ACS Actividades de Construccion y Servicios SA	8,563	960,712
Aena SME SA*	36,734	1,142,123
Amadeus IT Group SA	22,107	1,483,700
Banco Bilbao Vizcaya Argentaria SA	282,696	7,187,757
Banco de Sabadell SA	244,435	957,594
Banco Santander SA	730,142	9,329,804
Bankinter SA	32,646	558,010
CaixaBank SA	190,683	2,521,320
Cellnex Telecom SA*	24,600	758,733
EDP Renovaveis SA	15,030	228,042
Endesa SA	15,674	577,626
Grifols SA	15,030	192,233
Iberdrola SA†	4,254	95,429
Iberdrola SA	311,346	6,984,344
Industria de Diseno Textil SA	53,506	3,488,282
International Consolidated Airlines Group SA	58,376	333,871
Mapfre SA	45,865	209,744
Naturgy Energy Group SA	11,935	374,616
Repsol SA	54,642	1,072,265
Telefonica SA	181,173	733,383
		39,455,786
SupraNational — 0.1%
Unibail-Rodamco-Westfield	6,022	663,850
Sweden — 3.3%
AddTech AB, Class B	12,637	412,556
Alfa Laval AB	14,167	822,903
Assa Abloy AB, Class B	49,222	1,988,773
Atlas Copco AB, Class A	131,561	2,713,930
Atlas Copco AB, Class B	76,432	1,374,189
Beijer Ref AB	19,556	278,493
Boliden AB†	14,026	986,662
Epiroc AB, Class A	32,763	918,431
Epiroc AB, Class B	18,722	467,025
EQT AB	23,999	910,655
Essity AB, Class B	29,782	880,002
Evolution AB*	6,598	428,583
Fastighets AB Balder, Class B†	36,122	271,863
H & M Hennes & Mauritz AB, Class B	24,501	490,570
Hexagon AB, Class B	101,804	1,149,759
Holmen AB, Class B	3,439	128,873
Industrivarden AB, Class A	5,953	297,399
Industrivarden AB, Class C	7,553	378,010
Indutrade AB	13,104	307,464
Investment AB Latour, Class B	7,733	192,815

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Investor AB, Class B	89,707	$ 3,456,351
L E Lundbergforetagen AB, Class B	3,599	214,142
Lifco AB, Class B	11,312	388,856
Nibe Industrier AB, Class B	77,304	295,938
Saab AB, Class B	15,796	1,229,455
Sagax AB, Class B	10,579	233,373
Sandvik AB	52,311	2,065,426
Securitas AB, Class B	23,746	392,146
Skandinaviska Enskilda Banken AB, Class A	73,955	1,588,694
Skanska AB, Class B	16,663	506,765
SKF AB, Class B	16,660	435,040
Svenska Cellulosa AB SCA, Class B	29,280	366,678
Svenska Handelsbanken AB, Class A	71,240	1,124,484
Swedbank AB, Class A	41,740	1,624,615
Swedish Orphan Biovitrum AB†	9,891	374,209
Tele2 AB, Class B	26,593	486,481
Telefonaktiebolaget LM Ericsson, Class B	137,531	1,492,422
Telia Co. AB	114,921	523,160
Trelleborg AB, Class B	9,839	397,647
Volvo AB, Class B	77,940	2,834,977
		35,429,814
Switzerland — 9.4%
ABB, Ltd.	76,879	6,629,266
Alcon AG	24,432	1,972,764
Avolta AG	4,253	260,225
Banque Cantonale Vaudoise	1,411	190,920
Barry Callebaut AG	172	300,814
Belimo Holding AG	486	531,233
BKW AG	1,013	191,186
Chocoladefabriken Lindt & Spruengli AG	6	884,807
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	46	658,120
Cie Financiere Richemont SA, Class A	26,273	5,082,630
Coca-Cola HBC AG	10,694	578,009
DSM-Firmenich AG	8,592	674,215
EMS-Chemie Holding AG	352	273,659
Galderma Group AG	7,554	1,406,145
Geberit AG	1,662	1,267,596
Givaudan SA	454	1,754,805
Helvetia Holding AG	3,864	978,184
Holcim AG	25,025	2,574,851
Julius Baer Group, Ltd.	9,966	833,068
Kuehne & Nagel International AG	2,374	548,779
Logitech International SA	7,556	651,357
Lonza Group AG	3,446	2,340,276
Nestle SA	126,381	12,004,601
Novartis AG	93,255	13,826,904
Partners Group Holding AG	1,103	1,498,157
Roche Holding AG	34,461	15,633,494
Roche Holding AG (BR)	1,562	719,322
Sandoz Group AG	20,363	1,611,550
Schindler Holding AG	1,139	419,178
Schindler Holding AG (Participation Certificate)	2,005	773,418
SGS SA	8,115	974,157
Sika AG	7,482	1,435,328
Sonova Holding AG	2,490	681,243
Straumann Holding AG	5,510	663,581
Swatch Group AG	1,406	332,835
Swiss Life Holding AG	1,391	1,522,984
Swiss Prime Site AG	3,975	675,141
Swiss Re AG	14,564	2,325,756
Security Description	Shares or Principal Amount	Value

Switzerland (continued)
Swisscom AG	1,264	$ 1,035,824
UBS Group AG	155,713	7,329,922
VAT Group AG*	1,332	863,590
Zurich Insurance Group AG	7,179	5,098,339
		100,008,233
United Kingdom — 14.3%
3i Group PLC	48,724	2,234,162
Admiral Group PLC	12,871	484,331
Anglo American PLC	54,741	2,552,758
Antofagasta PLC	19,542	975,486
Ashtead Group PLC	20,620	1,322,455
Associated British Foods PLC	15,896	414,362
AstraZeneca PLC	76,064	14,155,179
Auto Trader Group PLC*	42,983	316,429
Aviva PLC	148,453	1,291,537
BAE Systems PLC	147,406	3,981,618
Barclays PLC	684,894	4,556,545
Barratt Redrow PLC	65,277	346,747
BP PLC	771,733	4,897,733
British American Tobacco PLC	107,230	6,420,826
BT Group PLC	294,744	771,740
Bunzl PLC	15,751	441,403
Centrica PLC	231,410	604,643
Coca-Cola Europacific Partners PLC	10,097	925,895
Compass Group PLC	83,261	2,491,654
Diageo PLC	108,783	2,494,036
Endeavour Mining PLC	9,589	553,973
Fresnillo PLC	10,809	547,544
GSK PLC	199,378	5,119,448
Haleon PLC	437,973	2,270,750
Halma PLC	18,821	912,712
Hikma Pharmaceuticals PLC	8,251	172,628
HSBC Holdings PLC	844,397	14,851,909
Imperial Brands PLC	37,832	1,587,189
Informa PLC	62,770	755,844
InterContinental Hotels Group PLC	7,138	962,202
Intertek Group PLC	7,440	454,459
J Sainsbury PLC	83,992	368,237
JD Sports Fashion PLC	127,543	142,725
Kingfisher PLC	85,142	393,201
Land Securities Group PLC	35,631	317,156
Legal & General Group PLC	278,547	1,010,428
Lloyds Banking Group PLC	2,893,100	4,313,085
London Stock Exchange Group PLC	22,917	2,546,936
M&G PLC	111,006	469,964
Marks & Spencer Group PLC	100,744	504,680
Melrose Industries PLC	62,788	537,834
National Grid PLC	243,494	4,113,170
NatWest Group PLC	394,258	3,588,641
Next PLC	5,713	1,036,976
Pearson PLC	28,685	375,790
Phoenix Group Holdings PLC	35,558	359,810
Prudential PLC	125,273	2,064,722
Reckitt Benckiser Group PLC	33,241	2,770,967
RELX PLC	89,525	3,159,315
Rentokil Initial PLC	125,188	772,054
Rio Tinto PLC	55,412	5,108,956
Rolls-Royce Holdings PLC	412,833	6,840,941
Sage Group PLC	47,557	623,025
Schroders PLC	34,228	211,511
Segro PLC	63,482	658,963
Severn Trent PLC	13,252	530,945

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Shell PLC	284,122	$ 10,862,470
Smith & Nephew PLC	39,747	675,497
Smiths Group PLC	16,224	557,223
Spirax Group PLC	3,522	350,124
SSE PLC	59,160	1,960,648
Standard Chartered PLC	95,753	2,439,660
Tesco PLC	319,323	1,857,893
Unilever PLC	106,905	7,227,136
United Utilities Group PLC	33,510	571,792
Vodafone Group PLC	935,444	1,374,736
Whitbread PLC	8,341	310,901
Wise PLC, Class A†	32,348	417,404
		151,293,713
Total Common Stocks (cost $686,499,379)		1,050,597,185
RIGHTS — 0.0%
Spain — 0.0%
ACS Actividades de Construccion y Servicios SA† Expires 06/02/2026 (cost $4,586)	8,563	4,710
Total Long-Term Investment Securities (cost $686,503,965)		1,050,601,895
SHORT-TERM INVESTMENTS — 0.3%
Unaffiliated Investment Companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.65%(1) (cost $2,702,675)	2,702,675	2,702,675
TOTAL INVESTMENTS (cost $689,206,640)(2)	99.4%	1,053,304,570
Other assets less liabilities	0.6	6,684,053
NET ASSETS	100.0%	$1,059,988,623
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA International Index Portfolio has no right to demand registration of these securities. At January 31, 2026, the aggregate value of these securities was $11,346,778 representing 1.1% of net assets.
(1)	The rate shown is the 7-day yield as of January 31, 2026.
(2)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BR—Bearer Shares
CVA—Certification Van Aandelen (Dutch Cert.)
NASDAQ—National Association of Securities Dealers Automated Quotations
NASDAQ Helsinki—NASDAQ Helsinki

Contracts For Difference Swaps
Counterparty	Pay/ Receive	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Spain
Goldman Sachs and Co. LLC	Pay	Redeia Corp. SA	19,592	2.19% (ESTR + 0.26%)	Monthly	08/19/2026	$337,154	$(5,574)	$(5,574)
Hong Kong
BNP Paribas	Pay	Hong Kong Exchanges & Clearing, Ltd.	100	2.24% (HONIA + 0.30%)	Monthly	02/16/2028	5,625	(82)	(82)
Singapore
HSBC Holdings	Pay	DBS Group Hildings LTD	500	2.01% (SORA + 0.55%)	Monthly	02/10/2028	22,686	427	427
								$(5,229)	$(5,229)
ESTR—Euro Short-Term Rate
HONIA—Hong Kong Overnight Index Average
SORA—Singapore Overnight Rate Average

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
39	Long	Euro STOXX 50 Index	March 2026	$2,720,875	$2,751,066	$30,191
12	Long	FTSE 100 Index	March 2026	1,663,720	1,673,136	9,416
6	Long	SGX Nikkei 225 Index	March 2026	1,031,787	1,032,534	747
6	Long	SPI 200 Index	March 2026	915,369	922,003	6,634
						$46,988
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Banks	17.1%
Pharmaceuticals	8.3
Insurance	5.6
Semiconductors	5.1
Aerospace/Defense	3.7
Oil & Gas	3.3
Electric	3.3
Telecommunications	3.1
Mining	3.1
Food	2.8
Auto Manufacturers	2.5
Machinery-Construction & Mining	2.4
Retail	2.1
Chemicals	1.9
Commercial Services	1.8
Electrical Components & Equipment	1.8
Healthcare-Products	1.8
Distribution/Wholesale	1.7
Cosmetics/Personal Care	1.7
Diversified Financial Services	1.7
Machinery-Diversified	1.7
Apparel	1.6
Software	1.5
Engineering & Construction	1.5
Building Materials	1.4
Miscellaneous Manufacturing	1.4
Beverages	1.2
Electronics	1.2
Transportation	1.0
Agriculture	1.0
Internet	0.9
Computers	0.9
Home Furnishings	0.8
Real Estate	0.7
REITS	0.7
Auto Parts & Equipment	0.7
Biotechnology	0.6
Healthcare-Services	0.5
Investment Companies	0.4
Private Equity	0.4
Toys/Games/Hobbies	0.4
Household Products/Wares	0.4
Gas	0.4
Entertainment	0.3
Iron/Steel	0.3
Hand/Machine Tools	0.3
Short-Term Investments	0.3
Lodging	0.3
Water	0.3
Food Service	0.2
Home Builders	0.2
Metal Fabricate/Hardware	0.2
Airlines	0.1

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Industry Allocation*(continued)
Leisure Time	0.1%
Energy-Alternate Sources	0.1
Office/Business Equipment	0.1
Media	0.1
Advertising	0.1
Shipbuilding	0.1
Forest Products & Paper	0.1
Holding Companies-Diversified	0.1
99.4%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,050,597,185	$—	$—	$1,050,597,185
Rights	4,710	—	—	4,710
Short-Term Investments	2,702,675	—	—	2,702,675
Total Investments at Value	$1,053,304,570	$—	$—	$1,053,304,570
Other Financial Instruments:†
Swaps	$—	$427	$—	$427
Futures Contracts	46,988	—	—	46,988
Total Other Financial Instruments	$46,988	$427	$—	$47,415
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$5,656	$—	$5,656
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.7%
Aerospace/Defense — 5.9%
AeroVironment, Inc.†	9,228	$ 2,568,983
Embraer SA ADR	33,502	2,461,057
FTAI Aviation, Ltd.	14,468	3,939,926
Karman Holdings, Inc.†	31,993	3,320,873
Kratos Defense & Security Solutions, Inc.†	38,190	3,933,952
York Space Systems, Inc.†	18,425	625,529
		16,850,320
Apparel — 0.7%
Steven Madden, Ltd.	46,287	2,031,074
Banks — 1.0%
Bancorp, Inc.†	47,620	2,830,533
Biotechnology — 6.4%
ADMA Biologics, Inc.†	60,904	1,053,639
Arrowhead Pharmaceuticals, Inc.†	21,976	1,523,596
Axsome Therapeutics, Inc.†	27,611	5,087,327
Bridgebio Pharma, Inc.†	68,198	5,269,659
Cytokinetics, Inc.†	14,236	899,573
Halozyme Therapeutics, Inc.†	32,508	2,331,149
Ionis Pharmaceuticals, Inc.†	26,508	2,191,416
		18,356,359
Building Materials — 2.8%
Armstrong World Industries, Inc.	12,586	2,312,552
SPX Technologies, Inc.†	26,829	5,591,432
		7,903,984
Chemicals — 0.8%
Element Solutions, Inc.	79,171	2,303,876
Commercial Services — 1.9%
API Group Corp.†	106,976	4,446,993
Paymentus Holdings, Inc., Class A†	34,829	930,979
		5,377,972
Computers — 0.3%
D-Wave Quantum, Inc.†	37,856	803,304
Rigetti Computing, Inc.†	9,904	179,956
		983,260
Diversified Financial Services — 6.3%
Evercore, Inc., Class A	14,495	5,120,649
Galaxy Digital, Inc., Class A†	56,464	1,595,672
PennyMac Financial Services, Inc.	25,629	2,560,850
Piper Sandler Cos.	15,391	5,330,673
StepStone Group, Inc., Class A	49,761	3,517,605
		18,125,449
Electric — 1.6%
Talen Energy Corp.†	12,948	4,510,565
Electronics — 12.4%
Advanced Energy Industries, Inc.	20,095	5,131,459
Applied Optoelectronics, Inc.†	20,461	892,304
Atmus Filtration Technologies, Inc.	77,454	4,490,008
ESCO Technologies, Inc.	17,585	4,012,370
Mirion Technologies, Inc.†	137,163	3,407,129
nVent Electric PLC	21,510	2,414,713
OSI Systems, Inc.†	8,702	2,176,718
Sanmina Corp.†	46,814	6,632,608
TTM Technologies, Inc.†	67,156	6,594,719
		35,752,028
Security Description	Shares or Principal Amount	Value

Energy-Alternate Sources — 0.7%
Nextpower, Inc., Class A†	12,299	$ 1,440,090
Eos Energy Enterprises, Inc.†	43,391	635,244
		2,075,334
Engineering & Construction — 0.7%
Sterling Infrastructure, Inc.†	5,896	2,110,237
Entertainment — 1.0%
Red Rock Resorts, Inc., Class A	47,507	2,999,117
Environmental Control — 2.3%
Casella Waste Systems, Inc., Class A†	21,417	2,160,547
Clean Harbors, Inc.†	17,355	4,510,738
		6,671,285
Food — 0.6%
Post Holdings, Inc.†	16,218	1,659,264
Healthcare-Products — 5.8%
Adaptive Biotechnologies Corp.†	81,639	1,510,322
Billiontoone, Inc., Class A†	10,445	861,817
BioLife Solutions, Inc.†	80,519	1,755,314
Glaukos Corp.†	24,708	2,949,641
Guardant Health, Inc.†	64,809	7,390,818
TransMedics Group, Inc.†	17,295	2,317,098
		16,785,010
Healthcare-Services — 3.4%
BrightSpring Health Services, Inc.†	107,654	4,227,572
Encompass Health Corp.	18,405	1,739,825
GeneDx Holdings Corp.†	17,712	1,704,957
RadNet, Inc.†	28,041	1,965,674
		9,638,028
Home Builders — 0.5%
Cavco Industries, Inc.†	3,007	1,479,504
Insurance — 0.5%
Palomar Holdings, Inc.†	11,299	1,396,443
Internet — 0.6%
Cargurus, Inc.†	55,653	1,803,157
Iron/Steel — 1.8%
Carpenter Technology Corp.	16,622	5,282,970
Leisure Time — 0.5%
Planet Fitness, Inc., Class A†	16,096	1,465,380
Lodging — 1.2%
Travel & Leisure Co.	38,001	2,642,590
Wyndham Hotels & Resorts, Inc.	11,723	853,317
		3,495,907
Machinery-Construction & Mining — 1.5%
Bloom Energy Corp., Class A†	17,697	2,678,795
BWX Technologies, Inc.	8,102	1,664,394
		4,343,189
Machinery-Diversified — 2.7%
Applied Industrial Technologies, Inc.	10,806	2,813,990
Regal Rexnord Corp.	13,672	2,208,028
Zurn Elkay Water Solutions Corp.	60,609	2,794,681
		7,816,699

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metal Fabricate/Hardware — 3.0%
Mueller Industries, Inc.	31,453	$ 4,282,012
RBC Bearings, Inc.†	8,587	4,290,666
		8,572,678
Mining — 1.8%
ERO Copper Corp.†	73,913	2,476,825
MP Materials Corp.†	48,007	2,821,371
		5,298,196
Miscellaneous Manufacturing — 3.6%
Enpro, Inc.	15,439	3,686,524
Fabrinet†	11,177	5,470,471
Federal Signal Corp.	12,110	1,308,970
		10,465,965
Oil & Gas — 0.8%
Antero Resources Corp.†	64,358	2,340,700
Oil & Gas Services — 1.2%
TechnipFMC PLC	63,465	3,536,270
Pharmaceuticals — 3.3%
Ascendis Pharma A/S ADR†	13,070	2,955,127
Madrigal Pharmaceuticals, Inc.†	10,021	4,903,375
Protagonist Therapeutics, Inc.†	19,336	1,581,685
		9,440,187
Retail — 2.8%
Academy Sports & Outdoors, Inc.	25,169	1,384,547
Boot Barn Holdings, Inc.†	20,926	3,734,873
Dutch Bros, Inc., Class A†	12,970	705,438
Ollie's Bargain Outlet Holdings, Inc.†	20,472	2,258,266
		8,083,124
Semiconductors — 13.2%
Impinj, Inc.†	25,521	3,524,450
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Lattice Semiconductor Corp.†	54,371	$ 4,377,953
MACOM Technology Solutions Holdings, Inc.†	36,982	8,101,277
MKS, Inc.	23,224	5,467,162
Nova, Ltd.†	13,079	5,988,089
Onto Innovation, Inc.†	7,039	1,422,230
Rambus, Inc.†	49,807	5,669,531
Silicon Laboratories, Inc.†	23,303	3,319,512
SiTime Corp.†	382	138,708
		38,008,912
Software — 4.6%
Agilysys, Inc.†	22,165	1,922,814
Alignment Healthcare, Inc.†	145,827	3,285,482
Bullish†	37,029	1,118,276
Cellebrite DI, Ltd.†	125,168	1,841,221
HeartFlow, Inc.†	28,754	858,882
IonQ, Inc.†	5,619	224,648
JFrog, Ltd.†	42,574	2,333,055
Porch Group, Inc.†	117,128	924,140
Waystar Holding Corp.†	31,843	845,750
		13,354,268
Telecommunications — 0.5%
InterDigital, Inc.	4,086	1,333,834
TOTAL INVESTMENTS (cost $218,661,111)(1)	98.7%	284,481,078
Other assets less liabilities	1.3	3,749,693
NET ASSETS	100.0%	$288,230,771
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$284,481,078	$—	$—	$284,481,078
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Janus Focused Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.5%
Aerospace/Defense — 4.8%
Boeing Co.†	42,342	$ 9,896,172
Howmet Aerospace, Inc.	67,293	14,002,328
		23,898,500
Beverages — 1.3%
Monster Beverage Corp.†	82,479	6,661,004
Biotechnology — 1.7%
Argenx SE ADR†	9,945	8,358,773
Computers — 5.0%
Apple, Inc.	94,986	24,646,967
Diversified Financial Services — 3.9%
Intercontinental Exchange, Inc.	34,637	6,019,218
Mastercard, Inc., Class A	24,548	13,226,217
		19,245,435
Electrical Components & Equipment — 3.2%
Eaton Corp. PLC	45,193	15,881,724
Entertainment — 2.3%
DraftKings, Inc., Class A†	408,550	11,239,210
Healthcare-Products — 3.0%
Danaher Corp.	54,688	11,970,656
Medline, Inc., Class A†	65,520	2,895,984
		14,866,640
Healthcare-Services — 1.6%
UnitedHealth Group, Inc.	28,443	8,161,150
Internet — 26.8%
Alphabet, Inc., Class C	76,074	25,753,331
Amazon.com, Inc.†	183,441	43,897,431
AppLovin Corp., Class A†	10,417	4,928,387
Booking Holdings, Inc.	2,155	10,778,965
DoorDash, Inc., Class A†	30,388	6,217,993
MercadoLibre, Inc.†	6,912	14,845,525
Meta Platforms, Inc., Class A	28,224	20,222,496
Shopify, Inc., Class A†	51,228	6,722,650
		133,366,778
Security Description	Shares or Principal Amount	Value

Pharmaceuticals — 5.0%
Eli Lilly & Co.	17,086	$ 17,720,745
Madrigal Pharmaceuticals, Inc.†	8,846	4,328,436
Vaxcyte, Inc.†	48,294	2,587,110
		24,636,291
Private Equity — 2.7%
Blackstone, Inc.	95,895	13,657,366
Retail — 1.0%
Chipotle Mexican Grill, Inc.†	129,802	5,045,404
Semiconductors — 23.2%
Broadcom, Inc.	94,694	31,372,122
NVIDIA Corp.	318,148	60,807,627
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	70,557	23,323,322
		115,503,071
Software — 13.0%
Datadog, Inc., Class A†	73,552	9,511,745
Microsoft Corp.	89,733	38,611,212
Oracle Corp.	101,762	16,747,990
		64,870,947
Total Long-Term Investment Securities (cost $287,429,067)		490,039,260
SHORT-TERM INVESTMENTS — 2.0%
Sovereign — 2.0%
Federal National Mtg. Assoc. Disc. Notes
3.45%, 02/02/2026 (cost $10,099,032)	$10,100,000	10,097,071
TOTAL INVESTMENTS (cost $297,528,099)(1)	100.5%	500,136,331
Other assets less liabilities	(0.5)	(2,663,806)
NET ASSETS	100.0%	$497,472,525
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$490,039,260	$—	$—	$490,039,260
Short-Term Investments	—	10,097,071	—	10,097,071
Total Investments at Value	$490,039,260	$10,097,071	$—	$500,136,331
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 59.1%
Advertising — 0.1%
Omnicom Group, Inc.	3,688	$ 284,123
Publicis Groupe SA	398	39,723
		323,846
Aerospace/Defense — 1.7%
Airbus SE	1,024	234,748
BAE Systems PLC	5,126	138,460
Dassault Aviation SA	33	12,509
Elbit Systems, Ltd.	42	29,783
General Dynamics Corp.	1,133	397,785
Hanwha Aerospace Co., Ltd.†	467	421,773
Howmet Aerospace, Inc.	5,866	1,220,597
IHI Corp.	19,700	454,185
Kawasaki Heavy Industries, Ltd.	300	24,958
Leonardo SpA	695	46,381
Melrose Industries PLC	2,057	17,620
MTU Aero Engines AG	89	39,508
Northrop Grumman Corp.	1,327	918,629
Rheinmetall AG	78	164,713
Rolls-Royce Holdings PLC	14,646	242,695
RTX Corp.	3,154	633,733
Saab AB, Class B	639	49,735
Safran SA	6,008	2,143,596
Singapore Technologies Engineering, Ltd.	2,800	21,571
Thales SA	169	51,283
		7,264,262
Agriculture — 0.3%
British American Tobacco PLC	8,238	493,283
Imperial Brands PLC	1,424	59,742
Japan Tobacco, Inc.	2,000	72,125
Philip Morris International, Inc.	4,101	735,883
Wilmar International, Ltd.	3,400	9,061
		1,370,094
Airlines — 0.1%
ANA Holdings, Inc.	400	7,767
International Consolidated Airlines Group SA	6,026	34,483
Qantas Airways, Ltd.	1,298	9,102
Singapore Airlines, Ltd.	2,200	10,982
Southwest Airlines Co.	6,854	325,702
		388,036
Apparel — 0.4%
Asics Corp.	1,300	31,206
Columbia Sportswear Co.	2,886	159,538
Hermes International S.C.A.	60	144,305
Kering SA	124	38,826
Kontoor Brands, Inc.	3,382	202,007
LPP SA	3	16,592
LVMH Moet Hennessy Louis Vuitton SE	1,593	1,032,690
NIKE, Inc., Class B	1,541	95,249
		1,720,413
Auto Manufacturers — 1.4%
Bayerische Motoren Werke AG	501	51,915
Bayerische Motoren Werke AG (Preference Shares)	98	10,153
Daimler Truck Holding AG	807	39,181
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	192	9,379
Ferrari NV	221	73,559
Honda Motor Co., Ltd.	6,900	69,330
Isuzu Motors, Ltd.	1,000	16,057
Kia Corp.	4,587	486,297
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
Mercedes-Benz Group AG	1,208	$ 82,750
Nissan Motor Co., Ltd.†	3,800	9,264
Stellantis NV	3,481	34,190
Subaru Corp.	1,000	21,498
Suzuki Motor Corp.	3,100	42,195
Tesla, Inc.†	7,001	3,013,300
Toyota Motor Corp.	46,000	1,041,510
Volkswagen AG (Preference Shares)	356	43,317
Volvo AB, Class A	330	12,003
Volvo AB, Class B	31,376	1,141,266
		6,197,164
Auto Parts & Equipment — 0.2%
Aisin Corp.	1,000	17,857
Bridgestone Corp.	2,000	45,037
Cie Generale des Etablissements Michelin SCA	5,216	193,830
Continental AG	187	14,771
Denso Corp.	3,400	47,081
Niterra Co., Ltd.	300	13,087
Sumitomo Electric Industries, Ltd.	11,300	490,961
Toyota Industries Corp.	300	38,295
		860,919
Banks — 5.5%
ANZ Group Holdings, Ltd.	5,250	134,169
Banca Mediolanum SpA	361	8,456
Banca Monte dei Paschi di Siena SpA	3,383	35,024
Banco Bilbao Vizcaya Argentaria SA	10,078	256,241
Banco BPM SpA	2,273	34,002
Banco Santander SA	25,726	328,729
Bank Central Asia Tbk PT	662,200	291,944
Bank Hapoalim BM	2,309	57,262
Bank Leumi Le-Israel BM	2,623	63,238
Bank of America Corp.	24,688	1,313,402
Bank Polska Kasa Opieki SA	365	22,272
Barclays PLC	24,417	162,444
BAWAG Group AG*	133	21,661
BNP Paribas SA	1,793	193,830
BPER Banca SpA	2,276	31,983
CaixaBank SA	6,231	82,390
Chiba Bank, Ltd.	1,300	17,506
Commerzbank AG	1,526	62,749
Commonwealth Bank of Australia	2,930	304,740
Computershare, Ltd.	959	21,844
Credit Agricole SA	1,954	42,317
Danske Bank A/S	1,129	57,612
DBS Group Holdings, Ltd.	33,880	1,576,681
Deutsche Bank AG	3,099	122,324
DNB Bank ASA	1,287	36,978
Erste Group Bank AG	524	68,013
Fifth Third Bancorp	3,708	186,216
FinecoBank Banca Fineco SpA	1,058	28,029
First Citizens BancShares, Inc., Class A	230	476,001
Goldman Sachs Group, Inc.	603	564,052
HDFC Bank, Ltd. ADR	30,257	979,722
HSBC Holdings PLC	30,136	530,055
ING Bank Slaski SA	26	2,839
ING Groep NV	5,129	150,897
Intesa Sanpaolo SpA	27,106	191,688
Israel Discount Bank, Ltd., Class A	2,141	25,315
Japan Post Bank Co., Ltd.	3,200	56,655
KBC Group NV	4,326	609,698
Lloyds Banking Group PLC	103,900	154,896

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
M&T Bank Corp.	2,849	$ 631,253
Macquarie Group, Ltd.	635	93,822
Mediobanca Banca di Credito Finanziario SpA	198	4,138
Mitsubishi UFJ Financial Group, Inc.	94,900	1,719,741
Mizrahi Tefahot Bank, Ltd.	244	19,160
Mizuho Financial Group, Inc.	4,440	194,601
Morgan Stanley	9,375	1,713,750
National Australia Bank, Ltd.	5,381	162,510
National Bank of Greece SA	19,337	341,868
NatWest Group PLC	89,551	815,117
Nordea Bank Abp (NASDAQ Stockholm)	5,678	109,576
Oversea-Chinese Banking Corp., Ltd.	5,800	96,796
Powszechna Kasa Oszczednosci Bank Polski SA	1,484	38,668
Raiffeisen Bank International AG	254	12,850
Regions Financial Corp.	13,177	375,545
Resona Holdings, Inc.	3,900	45,096
Royal Bank of Canada	3,794	631,716
Santander Bank Polska SA	67	10,545
Skandinaviska Enskilda Banken AB, Class A	2,348	50,440
Skandinaviska Enskilda Banken AB, Class C	35	772
Societe Generale SA	1,212	106,024
Standard Chartered PLC	3,238	82,500
State Street Corp.	4,684	612,948
Sumitomo Mitsui Financial Group, Inc.	6,800	240,434
Sumitomo Mitsui Trust Group, Inc.	1,300	42,992
Svenska Handelsbanken AB, Class A	2,400	37,883
Svenska Handelsbanken AB, Class B	61	1,601
Swedbank AB, Class A	1,729	67,297
UBS Group AG	12,487	587,804
UniCredit SpA	8,339	726,026
United Overseas Bank, Ltd.	2,300	69,193
US Bancorp	18,383	1,031,470
Wells Fargo & Co.	40,700	3,682,943
Westpac Banking Corp.	6,018	162,680
Yokohama Financial Group, Inc.	2,100	19,051
		23,842,684
Beverages — 0.3%
Anheuser-Busch InBev SA NV	1,713	121,993
Asahi Group Holdings, Ltd.	2,800	29,174
Budweiser Brewing Co. APAC, Ltd.*	3,100	3,056
Carlsberg A/S, Class B	160	21,662
Coca-Cola Europacific Partners PLC	373	34,204
Coca-Cola HBC AG	350	18,918
Davide Campari-Milano NV	985	6,987
Diageo PLC	3,892	89,231
Heineken Holding NV	233	17,206
Heineken NV	3,293	270,659
JDE Peet's NV	271	10,157
Keurig Dr Pepper, Inc.	4,685	128,556
Kirin Holdings Co., Ltd.	1,600	24,730
PepsiCo, Inc.	3,594	552,146
Pernod Ricard SA	345	30,704
Suntory Beverage & Food, Ltd.	300	9,446
		1,368,829
Biotechnology — 0.6%
Alnylam Pharmaceuticals, Inc.†	779	263,349
Argenx SE	48	40,044
Argenx SE†	60	50,055
BioNTech SE ADR†	173	19,679
CSL, Ltd.	846	106,877
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Genmab A/S†	109	$ 34,982
Gilead Sciences, Inc.	1,945	276,093
Insmed, Inc.†	2,629	412,411
Nuvalent, Inc., Class A†	1,221	125,628
Regeneron Pharmaceuticals, Inc.	1,081	801,507
Swedish Orphan Biovitrum AB†	282	10,669
Vertex Pharmaceuticals, Inc.†	1,341	630,136
		2,771,430
Building Materials — 1.1%
AGC, Inc.	400	14,730
Amrize, Ltd.†	930	48,783
Buzzi SpA	138	7,839
Carlisle Cos., Inc.	438	149,310
Carrier Global Corp.	6,152	366,536
Cie de Saint-Gobain SA	794	78,324
Daikin Industries, Ltd.	500	60,045
Fortune Brands Innovations, Inc.	1,801	97,434
Geberit AG	60	45,762
Hayward Holdings, Inc.†	11,053	178,395
Heidelberg Materials AG	224	61,414
Holcim AG	863	88,795
James Hardie Industries PLC CDI†	1,003	23,139
Kingspan Group PLC	267	23,262
Martin Marietta Materials, Inc.	392	255,564
Mitsubishi Electric Corp.	3,600	112,355
Mohawk Industries, Inc.†	1,954	231,314
Nibe Industrier AB, Class B	2,838	10,865
Sika AG	280	53,714
Svenska Cellulosa AB SCA, Class B	839	10,507
Trane Technologies PLC	4,881	2,052,851
Vulcan Materials Co.	3,068	922,057
		4,892,995
Chemicals — 0.5%
Air Liquide SA	3,740	700,181
Asahi Kasei Corp.	2,300	22,285
Axalta Coating Systems, Ltd.†	6,934	232,844
BASF SE	1,563	85,150
DSM-Firmenich AG	428	33,585
EMS-Chemie Holding AG	16	12,439
Givaudan SA	14	54,113
ICL Group, Ltd.	1,249	6,802
Linde PLC	627	286,520
Mitsubishi Chemical Group Corp.	2,300	15,159
Nippon Paint Holdings Co., Ltd.	1,700	11,254
Nippon Sanso Holdings Corp.	400	12,117
Nitto Denko Corp.	1,300	28,779
Novonesis (Novozymes), Class B	5,063	309,951
Shin-Etsu Chemical Co., Ltd.	3,200	106,053
Syensqo SA	122	10,270
Toray Industries, Inc.	2,500	18,391
Yara International ASA	282	12,978
		1,958,871
Commercial Services — 0.7%
Adyen NV*†	51	75,772
Andersen Group, Inc.†	2,727	61,221
Ashtead Group PLC	746	47,844
Booz Allen Hamilton Holding Corp.	1,429	126,352
Brambles, Ltd.	2,376	37,061
Bureau Veritas SA	546	17,539
Corpay, Inc.†	991	311,798
Dai Nippon Printing Co., Ltd.	800	14,306

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Experian PLC	1,608	$ 60,684
Intertek Group PLC	277	16,920
Paylocity Holding Corp.†	923	124,587
Quanta Services, Inc.	914	433,812
Recruit Holdings Co., Ltd.	2,500	130,848
RELX PLC	3,202	112,998
RELX PLC (XAMS)	7,181	256,041
Rentokil Initial PLC	4,108	25,335
Secom Co., Ltd.	700	25,596
Securitas AB, Class B	914	15,094
SGS SA	268	32,172
Toppan Holdings, Inc.	500	15,392
TransUnion	3,420	270,248
Transurban Group	5,405	52,505
United Rentals, Inc.	507	396,504
WillScot Holdings Corp.	18,438	369,313
Wise PLC, Class A†	1,183	15,265
Wolters Kluwer NV	403	37,681
		3,082,888
Computers — 2.6%
Accenture PLC, Class A	2,791	735,819
Apple, Inc.	35,377	9,179,624
Capgemini SE	298	46,344
Crowdstrike Holdings, Inc., Class A†	518	228,648
Fujitsu, Ltd.	3,100	85,793
Hewlett Packard Enterprise Co.	19,478	419,166
International Business Machines Corp.	604	185,247
NEC Corp.	2,200	74,063
Nomura Research Institute, Ltd.	800	24,301
Obic Co., Ltd.	500	13,883
Otsuka Corp.	400	7,914
Western Digital Corp.	1,008	252,232
		11,253,034
Cosmetics/Personal Care — 0.2%
Beiersdorf AG	168	20,003
e.l.f. Beauty, Inc.†	1,138	96,719
Essity AB, Class A	38	1,120
Essity AB, Class B	1,037	30,641
Haleon PLC	15,609	80,928
Kao Corp.	800	31,977
L'Oreal SA	424	194,502
Procter & Gamble Co.	2,211	335,563
Shiseido Co., Ltd.	700	11,891
Unicharm Corp.	2,000	12,140
Unilever PLC	3,813	257,772
		1,073,256
Distribution/Wholesale — 0.3%
Bunzl PLC	542	15,189
D'ieteren Group	37	8,460
ITOCHU Corp.	44,100	561,651
Marubeni Corp.	2,900	95,848
Mitsubishi Corp.	6,600	174,724
Mitsui & Co., Ltd.	4,500	146,404
SGH, Ltd.	346	11,184
Sumitomo Corp.	2,100	84,795
Toyota Tsusho Corp.	1,300	47,091
		1,145,346
Diversified Financial Services — 2.8%
American Express Co.	6,557	2,309,179
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Ameriprise Financial, Inc.	785	$ 413,844
Amundi SA*	109	9,684
ASX, Ltd.	335	13,362
Capital One Financial Corp.	3,709	812,011
Charles Schwab Corp.	13,851	1,439,396
CME Group, Inc.	2,238	646,916
Daiwa Securities Group, Inc.	2,400	23,316
Deutsche Boerse AG	2,303	582,279
Hong Kong Exchanges & Clearing, Ltd.	18,100	1,001,372
Interactive Brokers Group, Inc., Class A	3,206	240,065
Intercontinental Exchange, Inc.	691	120,082
Japan Exchange Group, Inc.	18,900	206,024
Julius Baer Group, Ltd.	341	28,505
London Stock Exchange Group PLC	821	91,244
Mastercard, Inc., Class A	6,526	3,516,144
Mitsubishi HC Capital, Inc.	1,400	12,203
Nomura Holdings, Inc.	5,100	46,564
Nordnet AB	277	8,969
ORIX Corp.	1,900	57,629
Raymond James Financial, Inc.	1,738	288,265
SBI Holdings, Inc.	1,000	22,512
Schroders PLC	1,485	9,177
Singapore Exchange, Ltd.	1,500	20,788
		11,919,530
Electric — 1.6%
A2A SpA	2,689	8,099
Chubu Electric Power Co., Inc.	1,400	20,345
CLP Holdings, Ltd.	3,000	28,398
Dominion Energy, Inc.	4,702	282,919
E.ON SE	3,875	82,058
EDP Renovaveis SA	441	6,691
EDP SA	4,864	24,890
Elia Group SA	73	10,583
Endesa SA	549	20,232
Enel SpA	13,584	149,875
Engie SA	29,268	870,789
Entergy Corp.	4,465	428,149
Fortum Oyj	756	17,846
Iberdrola SA	10,702	240,075
Kansai Electric Power Co., Inc.	1,600	25,516
Meridian Energy, Ltd.	2,227	7,576
National Grid PLC	8,683	146,676
NextEra Energy, Inc.	31,183	2,740,986
Origin Energy, Ltd.	2,982	24,503
Orsted A/S*†	794	17,845
PG&E Corp.	15,598	240,521
Power Assets Holdings, Ltd.	2,500	19,409
Public Service Enterprise Group, Inc.	1,758	144,789
RWE AG	1,171	74,288
Southern Co.	10,652	951,330
SSE PLC	1,913	63,400
Terna - Rete Elettrica Nazionale	2,432	26,308
Tokyo Electric Power Co. Holdings, Inc.†	2,800	10,510
Verbund AG	120	8,812
Xcel Energy, Inc.	5,111	388,743
		7,082,161
Electrical Components & Equipment — 0.7%
ABB, Ltd.	2,758	237,822
AMETEK, Inc.	1,518	340,002
Eaton Corp. PLC	3,953	1,389,163
Emerson Electric Co.	1,381	202,952

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical Components & Equipment (continued)
Fujikura, Ltd.	400	$ 50,581
Legrand SA	3,823	611,765
Prysmian SpA	493	58,701
Schneider Electric SE	949	272,562
		3,163,548
Electronics — 0.6%
Amphenol Corp., Class A	7,542	1,086,651
Assa Abloy AB, Class B	1,844	74,505
Garmin, Ltd.	771	155,464
Halma PLC	659	31,958
Hoya Corp.	600	100,297
Ibiden Co., Ltd.	400	21,269
Jabil, Inc.	1,182	280,359
Kyocera Corp.	2,500	37,283
Mettler-Toledo International, Inc.†	86	118,099
Minebea Mitsumi, Inc.	700	14,180
Murata Manufacturing Co., Ltd.	3,200	64,844
NIDEC Corp.	1,800	25,658
Sartorius AG (Preference Shares)	44	12,298
SCREEN Holdings Co., Ltd.	100	12,704
Shimadzu Corp.	600	16,144
TD SYNNEX Corp.	1,756	278,624
TDK Corp.	3,400	43,522
Yokogawa Electric Corp.	500	16,568
		2,390,427
Energy-Alternate Sources — 0.0%
Vestas Wind Systems A/S	1,756	53,416
Engineering & Construction — 0.4%
Ackermans & van Haaren NV	38	11,252
ACS Actividades de Construccion y Servicios SA	385	43,194
Aena SME SA*	1,274	39,611
Aeroports de Paris SA	62	8,194
Auckland International Airport, Ltd.	2,628	13,070
Bouygues SA	322	17,409
Cellnex Telecom SA*	993	30,627
CK Infrastructure Holdings, Ltd.	1,000	8,224
Comfort Systems USA, Inc.	260	296,946
Ferrovial SE	794	53,665
Infrastrutture Wireless Italiane SpA*	548	4,833
Kajima Corp.	800	32,567
Keppel, Ltd.	2,700	23,199
Obayashi Corp.	21,500	484,431
Shimizu Corp.	1,000	17,695
Skanska AB, Class B	566	17,214
Taisei Corp.	300	29,833
Vinci SA	880	126,372
WSP Global, Inc.	1,730	334,438
		1,592,774
Entertainment — 0.1%
Aristocrat Leisure, Ltd.	1,093	40,765
Entain PLC	1,104	9,139
Evolution AB*	315	20,461
Flutter Entertainment PLC†	743	122,706
Genting Singapore, Ltd.	9,200	5,316
Lottery Corp., Ltd.	3,853	13,818
Oriental Land Co., Ltd.	2,000	35,016
Toho Co., Ltd.	200	10,180
Security Description	Shares or Principal Amount	Value

Entertainment (continued)
Universal Music Group NV	1,657	$ 40,618
Warner Music Group Corp., Class A	4,875	146,152
		444,171
Food — 0.6%
Aeon Co., Ltd.	4,600	62,865
Ajinomoto Co., Inc.	1,800	40,941
Axfood AB	186	6,371
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	2	28,614
Coles Group, Ltd.	2,318	34,349
Danone SA	1,124	87,721
Dino Polska SA*†	829	8,766
J Sainsbury PLC	2,966	13,003
Jeronimo Martins SGPS SA	477	11,257
Kerry Group PLC, Class A	255	22,609
Kesko Oyj, Class A	151	3,777
Kesko Oyj, Class B	467	11,813
Kikkoman Corp.	1,700	15,274
Koninklijke Ahold Delhaize NV	1,534	59,932
Lotus Bakeries NV	1	11,735
Mondelez International, Inc., Class A	12,714	743,388
Mowi ASA	768	17,656
Nestle SA	10,598	1,006,676
Orkla ASA	1,166	13,827
Post Holdings, Inc.†	3,078	314,910
Salmar ASA	126	7,497
Seven & i Holdings Co., Ltd.	4,000	57,147
Tesco PLC	11,277	65,612
Toyo Suisan Kaisha, Ltd.	200	14,254
WH Group, Ltd.*	14,684	17,255
Woolworths Group, Ltd.	2,138	46,063
		2,723,312
Food Service — 0.1%
Compass Group PLC	16,416	491,262
Forest Products & Paper — 0.0%
Holmen AB, Class B	138	5,171
International Paper Co.	2,824	113,864
UPM-Kymmene Oyj	911	25,236
		144,271
Gas — 0.0%
Centrica PLC	8,543	22,322
Hong Kong & China Gas Co., Ltd.	20,530	19,368
Naturgy Energy Group SA	183	5,744
Osaka Gas Co., Ltd.	700	26,207
Snam SpA	3,713	25,518
		99,159
Hand/Machine Tools — 0.0%
Fuji Electric Co., Ltd.	200	14,203
Makita Corp.	400	13,830
Schindler Holding AG	44	16,193
Schindler Holding AG (Participation Certificate)	71	27,388
Techtronic Industries Co., Ltd.	2,500	34,082
		105,696
Healthcare-Products — 1.4%
Alcon AG	861	69,522
Boston Scientific Corp.†	3,978	372,062
Cochlear, Ltd.	108	20,238
Coloplast A/S, Class B	249	21,184

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Danaher Corp.	902	$ 197,439
Edwards Lifesciences Corp.†	6,710	545,926
EssilorLuxottica SA	1,256	383,961
Fisher & Paykel Healthcare Corp., Ltd.	955	22,373
FUJIFILM Holdings Corp.	2,200	43,883
Intuitive Surgical, Inc.†	671	338,332
Koninklijke Philips NV	1,387	39,672
Lifco AB, Class B	392	13,475
Medtronic PLC	18,850	1,940,796
Natera, Inc.†	1,242	287,076
Olympus Corp.	2,000	23,792
Sartorius Stedim Biotech	43	9,598
Siemens Healthineers AG*	473	23,643
Smith & Nephew PLC	1,510	25,662
Sonova Holding AG	84	22,982
Straumann Holding AG	187	22,521
Stryker Corp.	3,647	1,347,785
Sysmex Corp.	900	8,531
Terumo Corp.	2,700	35,198
Thermo Fisher Scientific, Inc.	456	263,846
		6,079,497
Healthcare-Services — 0.7%
BioMerieux	76	8,810
Cigna Group	1,765	483,804
Fresenius SE & Co. KGaA	711	39,788
HCA Healthcare, Inc.	466	227,534
Humana, Inc.	1,497	292,214
IQVIA Holdings, Inc.†	871	200,461
Labcorp Holdings, Inc.	1,621	440,134
Lonza Group AG	709	481,502
Sonic Healthcare, Ltd.	805	12,865
UnitedHealth Group, Inc.	2,434	698,388
Wuxi Biologics Cayman, Inc.*†	6,000	28,417
		2,913,917
Holding Companies-Diversified — 0.0%
Jardine Matheson Holdings, Ltd.	300	21,831
Home Builders — 0.0%
Barratt Redrow PLC	2,228	11,835
Daiwa House Industry Co., Ltd.	1,100	37,387
Sekisui Chemical Co., Ltd.	700	12,362
Sekisui House, Ltd.	1,000	22,215
		83,799
Home Furnishings — 0.4%
Panasonic Holdings Corp.	3,900	53,349
Sony Group Corp.	65,200	1,455,162
		1,508,511
Household Products/Wares — 0.0%
Henkel AG & Co. KGaA	166	13,705
Henkel AG & Co. KGaA (Preference Shares)	281	24,701
Reckitt Benckiser Group PLC	1,181	98,448
		136,854
Insurance — 2.0%
Admiral Group PLC	399	15,014
Ageas SA	257	18,263
AIA Group, Ltd.	57,000	659,227
Allianz SE	676	297,922
Arch Capital Group, Ltd.†	1,720	165,189
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Arthur J. Gallagher & Co.	5,049	$ 1,259,069
Aviva PLC	5,247	45,649
AXA SA	2,988	136,112
Berkshire Hathaway, Inc., Class B†	2,645	1,271,002
Chubb, Ltd.	882	273,032
Dai-ichi Life Holdings, Inc.	6,300	55,058
Generali	1,544	62,940
Gjensidige Forsikring ASA	327	9,297
Hannover Rueck SE	105	29,721
Insurance Australia Group, Ltd.	4,132	21,868
Intact Financial Corp.	1,418	258,169
Japan Post Holdings Co., Ltd.	3,100	37,148
Japan Post Insurance Co., Ltd.	300	9,256
Kinsale Capital Group, Inc.	518	205,066
Legal & General Group PLC	10,007	36,300
Loews Corp.	4,189	442,233
M&G PLC	3,867	16,372
Marsh & McLennan Cos., Inc.	992	186,685
Medibank Private, Ltd.	4,767	15,336
MGIC Investment Corp.	11,873	319,621
MS&AD Insurance Group Holdings, Inc.	2,400	60,977
Muenchener Rueckversicherungs-Gesellschaft AG	1,561	948,109
NN Group NV	469	37,125
Phoenix Group Holdings PLC	1,297	13,124
Powszechny Zaklad Ubezpieczen SA	983	19,389
Progressive Corp.	3,476	723,008
Prudential PLC	4,452	73,377
QBE Insurance Group, Ltd.	2,615	35,946
Sampo Oyj, Class A	4,424	49,293
Sompo Holdings, Inc.	1,600	54,960
Storebrand ASA	717	12,545
Suncorp Group, Ltd.	1,872	22,161
Swiss Life Holding AG	54	59,124
Swiss Re AG	514	82,082
T&D Holdings, Inc.	900	22,116
Talanx AG	105	13,255
Tokio Marine Holdings, Inc.	3,300	122,119
Travelers Cos., Inc.	1,340	381,243
Tryg A/S	537	13,049
Zurich Insurance Group AG	248	176,123
		8,764,674
Internet — 6.7%
Alibaba Group Holding, Ltd.	35,300	764,552
Allegro.eu SA*†	1,082	8,898
Alphabet, Inc., Class A	14,439	4,880,382
Alphabet, Inc., Class C	8,006	2,710,271
Amazon.com, Inc.†	32,571	7,794,240
AppLovin Corp., Class A†	567	268,253
Auto Trader Group PLC*	1,519	11,182
Booking Holdings, Inc.	139	695,256
CDW Corp.	1,619	204,625
DoorDash, Inc., Class A†	3,396	694,890
Expedia Group, Inc.	1,595	422,420
GoDaddy, Inc., Class A†	1,360	136,707
LY Corp.	4,800	12,301
M3, Inc.	800	9,876
MercadoLibre, Inc.†	130	279,213
Meta Platforms, Inc., Class A	8,824	6,322,396
MonotaRO Co., Ltd.	600	8,109
Netflix, Inc.†	6,720	561,053
Palo Alto Networks, Inc.†	1,739	307,751
Prosus NV	2,290	131,529

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Rakuten Group, Inc.†	2,700	$ 16,138
Reddit, Inc., Class A†	927	167,110
Rightmove PLC	1,341	9,072
Robinhood Markets, Inc., Class A†	3,012	299,634
SEEK, Ltd.	561	8,192
Shopify, Inc., Class A†	1,200	157,476
Spotify Technology SA†	434	217,152
Tencent Holdings, Ltd.	21,000	1,629,011
Trend Micro, Inc.†	200	7,819
ZOZO, Inc.	900	7,421
		28,742,929
Investment Companies — 0.1%
EXOR NV	150	12,286
Groupe Bruxelles Lambert NV	138	13,070
HAL Trust	62	11,435
Industrivarden AB, Class A	199	9,942
Industrivarden AB, Class C	277	13,863
Investment AB Latour, Class B	251	6,258
Investor AB, Class A	984	37,648
Investor AB, Class B	3,178	122,446
L E Lundbergforetagen AB, Class B	131	7,795
Sofina SA	28	8,165
Washington H. Soul Pattinson & Co., Ltd.	555	14,914
		257,822
Iron/Steel — 0.0%
ArcelorMittal SA	728	39,678
BlueScope Steel, Ltd.	759	15,983
Evraz PLC†(1)	1,200	0
Fortescue, Ltd.	2,775	40,580
JFE Holdings, Inc.	1,200	16,174
Nippon Steel Corp.	9,100	37,979
SSAB AB, Class A	369	3,068
SSAB AB, Class B	1,011	8,356
		161,818
Leisure Time — 0.0%
Amadeus IT Group SA	762	51,141
Shimano, Inc.	100	11,392
Yamaha Motor Co., Ltd.	1,600	12,029
		74,562
Lodging — 0.2%
Galaxy Entertainment Group, Ltd.	4,000	20,378
Hilton Worldwide Holdings, Inc.	455	135,822
InterContinental Hotels Group PLC	266	35,857
Marriott International, Inc., Class A	2,393	754,513
Sands China, Ltd.	3,600	7,848
		954,418
Machinery-Construction & Mining — 0.3%
BWX Technologies, Inc.	1,430	293,765
Epiroc AB, Class A	1,079	30,247
Epiroc AB, Class B	676	16,863
Hitachi, Ltd.	8,000	277,126
Komatsu, Ltd.	1,600	61,298
Metso Oyj	1,215	23,785
Mitsubishi Heavy Industries, Ltd.	5,900	172,280
Sandvik AB	1,704	67,280
Security Description	Shares or Principal Amount	Value

Machinery-Construction & Mining (continued)
Siemens Energy AG†	1,178	$ 201,841
Weir Group PLC	449	19,820
		1,164,305
Machinery-Diversified — 0.9%
ANDRITZ AG	112	9,691
Atlas Copco AB, Class A	55,285	1,140,457
Atlas Copco AB, Class B	2,732	49,119
Beijer Ref AB	650	9,256
Daifuku Co., Ltd.	600	21,471
Deere & Co.	1,603	846,384
Dover Corp.	2,578	519,441
FANUC Corp.	1,700	68,863
Hexagon AB, Class B	3,689	41,663
Keyence Corp.	1,800	656,449
Kone Oyj, Class B	620	44,551
Kubota Corp.	1,900	29,090
Middleby Corp.†	1,361	200,298
SMC Corp.	100	38,867
Spirax Group PLC	124	12,327
Wartsila OYJ Abp	840	34,053
Yaskawa Electric Corp.	400	12,704
		3,734,684
Media — 0.8%
Informa PLC	2,098	25,263
Nexstar Media Group, Inc.	1,073	227,884
Pearson PLC	1,144	14,987
Vend Marketplaces ASA, Class B	349	9,647
Walt Disney Co.	26,807	3,023,829
		3,301,610
Metal Fabricate/Hardware — 0.0%
SKF AB, Class A	24	633
SKF AB, Class B	624	16,294
Tenaris SA	581	12,920
		29,847
Mining — 0.6%
Anglo American PLC	1,869	87,158
Antofagasta PLC	597	29,801
BHP Group, Ltd.†	8,457	297,808
Boliden AB†	497	34,962
Evolution Mining, Ltd.	3,501	35,862
Fresnillo PLC	318	16,109
Glencore PLC	16,924	115,616
Gold Fields, Ltd. ADR	3,850	192,962
KGHM Polska Miedz SA†	237	22,152
Norsk Hydro ASA	2,244	20,113
Northern Star Resources, Ltd.	2,510	50,582
Rio Tinto PLC	11,591	1,068,684
Rio Tinto, Ltd.	650	68,596
South32, Ltd.	7,840	25,222
Sumitomo Metal Mining Co., Ltd.	500	30,240
Zijin Gold International Co., Ltd.†	800	22,386
Zijin Mining Group Co., Ltd.	80,000	429,078
		2,547,331
Miscellaneous Manufacturing — 0.6%
3M Co.	4,851	742,979
Alfa Laval AB	471	27,358
Indutrade AB	463	10,864
ITT, Inc.	1,916	349,287
Orica, Ltd.	845	15,134

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Miscellaneous Manufacturing (continued)
Siemens AG	3,928	$ 1,193,346
Smiths Group PLC	578	19,852
Trelleborg AB, Class B	349	14,105
		2,372,925
Office/Business Equipment — 0.0%
Canon, Inc.	1,600	48,436
Oil & Gas — 1.3%
Aker BP ASA	513	14,990
Bollore SE	1,203	6,865
BP PLC	26,793	170,039
Chevron Corp.	2,732	483,291
ConocoPhillips	5,136	535,325
ENEOS Holdings, Inc.	4,700	39,435
Eni SpA	3,345	68,301
EOG Resources, Inc.	6,212	696,551
Equinor ASA	1,157	30,876
Exxon Mobil Corp.	11,780	1,665,692
Galp Energia SGPS SA	717	14,219
Idemitsu Kosan Co., Ltd.	1,300	10,975
Inpex Corp.	1,600	35,596
Neste Oyj	741	18,937
OMV AG	248	14,713
Orlen SA	1,008	30,629
Repsol SA	1,977	38,795
Santos, Ltd.	5,328	26,008
Shell PLC	37,426	1,430,860
TotalEnergies SE	3,487	252,752
Var Energi ASA	1,409	5,102
Woodside Energy Group, Ltd.	3,285	58,034
		5,647,985
Oil & Gas Services — 0.5%
Baker Hughes Co.	33,141	1,857,222
TechnipFMC PLC	5,449	303,618
		2,160,840
Packaging & Containers — 0.2%
Packaging Corp. of America	1,421	316,244
Silgan Holdings, Inc.	5,885	253,938
Smurfit WestRock PLC	6,172	256,940
Stora Enso Oyj, Class R	1,022	11,797
		838,919
Pharmaceuticals — 3.0%
AbbVie, Inc.	10,201	2,274,924
Astellas Pharma, Inc.	3,100	42,947
AstraZeneca PLC	2,713	504,878
Bayer AG	1,605	84,775
Bristol-Myers Squibb Co.	12,039	662,747
Cencora, Inc.	2,239	804,294
Chugai Pharmaceutical Co., Ltd.	1,200	68,242
Daiichi Sankyo Co., Ltd.	3,300	60,473
Eisai Co., Ltd.	500	13,928
Eli Lilly & Co.	1,552	1,609,657
Galderma Group AG	235	43,744
GSK PLC	7,103	182,384
Henry Schein, Inc.†	4,251	320,866
Johnson & Johnson	9,227	2,096,836
Kyowa Kirin Co., Ltd.	400	6,473
Merck & Co., Inc.	3,119	343,932
Merck KGaA	227	33,782
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Neurocrine Biosciences, Inc.†	2,038	$ 277,290
Novartis AG	7,162	1,061,909
Novo Nordisk A/S, Class B	13,815	810,325
Orion Oyj, Class A	50	4,101
Orion Oyj, Class B	183	15,108
Otsuka Holdings Co., Ltd.	800	47,769
Recordati Industria Chimica e Farmaceutica SpA	168	9,228
Roche Holding AG	2,335	1,059,290
Roche Holding AG (BR)	53	24,407
Sandoz Group AG	724	57,298
Sanofi SA	1,973	185,225
Shionogi & Co., Ltd.	1,500	30,764
Sigma Healthcare, Ltd.	9,630	20,721
Takeda Pharmaceutical Co., Ltd.	2,600	88,067
Teva Pharmaceutical Industries, Ltd.†	2,005	65,332
UCB SA	211	63,878
uniQure NV†	1,010	22,947
		12,998,541
Pipelines — 0.2%
APA Group	2,257	13,925
Kinder Morgan, Inc.	7,372	224,772
Williams Cos., Inc.	8,596	578,167
		816,864
Private Equity — 0.4%
3i Group PLC	8,221	376,961
Blackstone, Inc.	7,139	1,016,736
Brookfield Corp.	5,532	252,173
CapitaLand Investment, Ltd.	4,000	9,685
CVC Capital Partners PLC*	1,346	23,821
EQT AB	1,227	46,559
ICG PLC	504	12,517
Partners Group Holding AG	39	52,972
		1,791,424
Real Estate — 0.2%
Azrieli Group, Ltd.	60	8,082
CBRE Group, Inc., Class A†	2,085	355,138
CK Asset Holdings, Ltd.	3,500	20,537
Daito Trust Construction Co., Ltd.	500	10,129
Fastighets AB Balder, Class B†	1,210	9,107
Henderson Land Development Co., Ltd.	2,000	7,967
Hulic Co., Ltd.	1,000	11,883
Mitsubishi Estate Co., Ltd.	2,200	56,009
Mitsui Fudosan Co., Ltd.	4,900	55,962
REA Group, Ltd.	89	11,760
Sagax AB	150	572
Sagax AB, Class B	372	8,206
Sino Land Co., Ltd.	6,000	9,048
Sumitomo Realty & Development Co., Ltd.	1,600	44,404
Sun Hung Kai Properties, Ltd.	3,000	48,271
Swire Pacific, Ltd., Class A	500	4,826
Swire Pacific, Ltd., Class B	2,500	4,061
Swire Properties, Ltd.	1,800	5,465
Vonovia SE	1,423	41,511
Wharf Holdings, Ltd.	2,000	6,462
Wharf Real Estate Investment Co., Ltd.	3,000	10,438
		729,838
REITS — 0.9%
American Homes 4 Rent, Class A	7,514	235,339
American Tower Corp.	2,129	381,687
AvalonBay Communities, Inc.	757	134,496

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
CapitaLand Ascendas REIT	6,272	$ 14,052
CapitaLand Integrated Commercial Trust	8,427	15,833
CBL & Associates Properties, Inc.	5,513	197,366
EastGroup Properties, Inc.	674	122,425
Equinix, Inc.	370	303,744
Goodman Group	3,407	72,906
GPT Group	3,312	12,200
Host Hotels & Resorts, Inc.	7,780	144,163
Japan Real Estate Investment Corp.	13	10,483
Link REIT	4,300	19,771
Mapletree Pan Asia Commercial Trust	3,800	4,361
Mid-America Apartment Communities, Inc.	2,490	334,407
Mirvac Group	6,830	9,512
Nippon Building Fund, Inc.	14	12,981
Prologis, Inc.	3,600	470,016
Public Storage	1,037	286,409
Rayonier, Inc.	5,227	118,862
Regency Centers Corp.	5,317	387,450
SBA Communications Corp.	1,114	205,099
Scentre Group	8,983	25,522
Segro PLC	2,144	22,255
Stockland	4,127	15,490
Vicinity, Ltd.	6,271	10,742
Warehouses De Pauw CVA	299	8,471
Weyerhaeuser Co.	4,116	106,111
		3,682,153
Retail — 3.2%
Associated British Foods PLC	518	13,503
AutoZone, Inc.†	364	1,348,362
Best Buy Co., Inc.	3,442	224,074
BJ's Wholesale Club Holdings, Inc.†	3,229	298,489
Burlington Stores, Inc.†	1,060	313,612
Carvana Co.†	562	225,424
Casey's General Stores, Inc.	320	194,080
Chipotle Mexican Grill, Inc.†	10,616	412,644
Cie Financiere Richemont SA, Class A	933	180,493
CK Hutchison Holdings, Ltd.	4,500	36,434
Darden Restaurants, Inc.	769	153,300
Fast Retailing Co., Ltd.	300	113,983
H & M Hennes & Mauritz AB, Class B	858	17,179
Industria de Diseno Textil SA	1,939	126,412
Jardine Cycle & Carriage, Ltd.	200	4,998
Kingfisher PLC	2,955	13,647
Lowe's Cos., Inc.	11,378	3,038,609
MatsukiyoCocokara & Co.	700	11,208
McDonald's Corp.	8,451	2,662,065
Moncler SpA	371	21,553
Murphy USA, Inc.	454	191,819
Next PLC	202	36,665
Nitori Holdings Co., Ltd.	800	13,724
Pan Pacific International Holdings Corp.	4,700	27,815
Pandora A/S	134	10,826
TJX Cos., Inc.	2,694	403,588
Tokyo Gas Co., Ltd.	600	26,542
Ulta Beauty, Inc.†	485	313,970
Walmart, Inc.	18,896	2,251,269
Wesfarmers, Ltd.	1,986	115,283
Yum China Holdings, Inc.	10,148	501,514
Yum! Brands, Inc.	4,211	654,810
Zensho Holdings Co., Ltd.	200	10,826
		13,968,720
Security Description	Shares or Principal Amount	Value

Semiconductors — 7.2%
Advantest Corp.	1,200	$ 197,764
Analog Devices, Inc.	1,771	550,568
ASM International NV	77	64,785
ASML Holding NV	1,857	2,675,772
ASML Holding NV	286	406,978
Broadcom, Inc.	14,400	4,770,720
Disco Corp.	200	85,539
Infineon Technologies AG	23,168	1,142,701
Kioxia Holdings Corp.†	300	41,406
Lasertec Corp.	100	23,514
Micron Technology, Inc.	964	399,944
NVIDIA Corp.	71,300	13,627,569
NXP Semiconductors NV	5,055	1,143,138
ON Semiconductor Corp.†	2,501	149,785
Renesas Electronics Corp.†	2,600	43,277
SK Hynix, Inc.	1,315	830,440
STMicroelectronics NV	1,115	31,502
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	11,575	3,826,232
Teradyne, Inc.	1,350	325,417
Texas Instruments, Inc.	3,121	672,732
Tokyo Electron, Ltd.	800	213,544
		31,223,327
Shipbuilding — 0.0%
Kongsberg Gruppen ASA	757	25,983
Software — 3.3%
Capcom Co., Ltd.	600	15,260
Cloudflare, Inc., Class A†	536	95,060
Dassault Systemes SE	1,151	31,680
Fidelity National Information Services, Inc.	4,883	269,786
Figma, Inc., Class A†	698	18,092
HubSpot, Inc.†	442	123,760
Intuit, Inc.	2,095	1,045,237
Konami Group Corp.	200	29,038
Microsoft Corp.	21,671	9,324,815
Nexon Co., Ltd.	700	16,659
Nice, Ltd.†	108	11,536
Oracle Corp.	7,900	1,300,182
Oracle Corp. Japan	100	6,759
Pro Medicus, Ltd.	97	12,437
ROBLOX Corp., Class A†	2,476	162,822
Roper Technologies, Inc.	531	197,123
Sage Group PLC	1,682	22,035
SAP SE	1,799	363,710
ServiceNow, Inc.†	4,185	489,687
Snowflake, Inc.†	1,663	320,460
Square Enix Holdings Co., Ltd.	400	6,911
Take-Two Interactive Software, Inc.†	1,400	308,420
TIS, Inc.	400	11,626
Twilio, Inc., Class A†	1,148	138,288
WiseTech Global, Ltd.	300	12,116
		14,333,499
Telecommunications — 0.7%
AT&T, Inc.	18,347	480,875
BT Group PLC	10,736	28,111
Ciena Corp.†	1,167	293,862
Cisco Systems, Inc.	3,213	251,642
Deutsche Telekom AG	17,027	568,554
Elisa Oyj	248	10,924
HKT Trust & HKT, Ltd.	6,000	8,986
KDDI Corp.	5,100	85,895
Koninklijke KPN NV	6,720	32,722

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunications (continued)
Nokia Oyj	8,833	$ 56,790
NTT, Inc.	47,500	47,543
Orange SA	3,203	59,304
Singapore Telecommunications, Ltd.	8,500	30,536
Singapore Telecommunications, Ltd.	5,800	20,928
SoftBank Corp.	49,500	66,849
SoftBank Group Corp.	6,400	175,880
Swisscom AG	52	42,613
Tele2 AB, Class B	958	17,525
Telecom Italia SpA†	21,476	14,510
Telefonaktiebolaget LM Ericsson, Class A	97	1,053
Telefonaktiebolaget LM Ericsson, Class B	4,525	49,103
Telefonica SA	7,799	31,570
Telekom Austria AG	152	1,616
Telenor ASA	1,078	18,134
Telia Co. AB	4,009	18,250
Telstra Group, Ltd.	132,893	451,596
TPG Telecom, Ltd.	802	2,161
Vodafone Group PLC	35,714	52,486
		2,920,018
Toys/Games/Hobbies — 0.0%
Bandai Namco Holdings, Inc.	1,200	31,093
Nintendo Co., Ltd.	2,000	129,943
		161,036
Transportation — 0.4%
AP Moller-Maersk A/S, Series A	5	12,277
AP Moller-Maersk A/S, Series B	7	17,366
Central Japan Railway Co.	1,700	47,311
Deutsche Post AG	1,643	92,157
DSV A/S	330	92,657
East Japan Railway Co.	1,900	47,795
FedEx Corp.	1,455	468,874
Hankyu Hanshin Holdings, Inc.	400	11,155
JB Hunt Transport Services, Inc.	1,491	302,256
Kawasaki Kisen Kaisha, Ltd.	600	8,642
Kuehne & Nagel International AG	82	18,955
Mitsui OSK Lines, Ltd.	700	21,888
MTR Corp., Ltd.	3,000	13,279
Nippon Yusen KK	700	22,941
Poste Italiane SpA*	795	20,920
Tokyu Corp.	1,000	11,279
Union Pacific Corp.	1,824	428,822
West Japan Railway Co.	800	16,330
		1,654,904
Water — 0.0%
Severn Trent PLC	457	18,310
United Utilities Group PLC	1,179	20,117
Veolia Environnement SA	1,112	41,692
		80,119
Total Common Stocks (cost $212,454,798)		255,657,734
PREFERRED STOCKS — 0.0%
Telecommunications — 0.0%
Telecom Italia SpA (RSP)† (cost $4,351)	10,433	8,271
Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 16.8%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc.
7.13%, 02/15/2031*	$ 80,000	$ 83,424
Lamar Media Corp.
4.88%, 01/15/2029	145,000	145,015
Outfront Media Capital LLC/Outfront Media Capital Corp.
7.38%, 02/15/2031*	90,000	94,785
		323,224
Aerospace/Defense — 0.4%
Boeing Co.
3.95%, 08/01/2059	565,000	400,168
L3Harris Technologies, Inc.
4.40%, 06/15/2028	80,000	80,619
4.40%, 06/15/2028	265,000	267,051
5.40%, 01/15/2027	390,000	395,382
RTX Corp.
4.13%, 11/16/2028	765,000	768,571
		1,911,791
Agriculture — 0.5%
Altria Group, Inc.
2.45%, 02/04/2032	645,000	570,820
BAT Capital Corp.
3.22%, 09/06/2026	100,000	99,592
4.63%, 03/22/2033	240,000	237,802
5.83%, 02/20/2031	482,000	511,596
7.08%, 08/02/2043	15,000	16,839
Japan Tobacco, Inc.
5.85%, 06/15/2035*	150,000	159,559
Philip Morris International, Inc.
3.88%, 08/21/2042	180,000	148,342
4.63%, 10/29/2035	180,000	175,788
5.38%, 02/15/2033	175,000	182,130
		2,102,468
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.
5.75%, 04/20/2029*	150,000	151,561
Auto Manufacturers — 0.4%
Allison Transmission, Inc.
4.75%, 10/01/2027*	20,000	20,000
5.88%, 06/01/2029*	110,000	111,383
Ford Motor Co.
3.25%, 02/12/2032	45,000	39,975
Ford Motor Credit Co. LLC
5.11%, 05/03/2029	400,000	403,154
6.53%, 03/19/2032	200,000	210,915
General Motors Co.
5.95%, 04/01/2049	80,000	77,933
General Motors Financial Co., Inc.
5.25%, 03/01/2026	100,000	100,103
5.95%, 04/04/2034	235,000	246,627
Toyota Motor Credit Corp.
4.05%, 09/05/2028	47,000	47,255
Volkswagen Group of America Finance LLC
4.95%, 08/15/2029*	360,000	365,625
		1,622,970
Auto Parts & Equipment — 0.1%
Adient Global Holdings, Ltd.
7.00%, 04/15/2028*	200,000	204,547

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Auto Parts & Equipment (continued)
Clarios Global LP/Clarios US Finance Co.
6.75%, 02/15/2030*	$ 50,000	$ 52,307
Goodyear Tire & Rubber Co.
5.25%, 04/30/2031	100,000	96,241
		353,095
Banks — 6.3%
ABN AMRO Bank NV
1.54%, 06/16/2027*	400,000	396,207
Banco Santander SA
4.55%, 11/06/2030	200,000	200,168
5.13%, 11/06/2035	200,000	199,664
Bank of America Corp.
1.66%, 03/11/2027	250,000	249,351
1.73%, 07/22/2027	865,000	855,936
2.55%, 02/04/2028	260,000	256,341
2.59%, 04/29/2031	160,000	149,232
4.57%, 04/27/2033	520,000	517,596
5.16%, 01/24/2031	320,000	329,964
5.20%, 04/25/2029	30,000	30,730
5.82%, 09/15/2029	725,000	756,108
Bank of Montreal
4.35%, 09/22/2031	245,000	244,610
Barclays PLC
5.67%, 03/12/2028	250,000	254,275
BPCE SA
4.76%, 01/13/2032*	250,000	249,838
6.71%, 10/19/2029*	610,000	646,446
CaixaBank SA
6.84%, 09/13/2034*	335,000	373,433
Canadian Imperial Bank of Commerce
4.58%, 09/08/2031	405,000	407,842
Citigroup, Inc.
3.20%, 10/21/2026	45,000	44,806
3.52%, 10/27/2028	410,000	406,602
4.50%, 09/11/2031	179,000	179,144
4.54%, 09/19/2030	615,000	620,087
4.95%, 05/07/2031	310,000	316,349
5.17%, 02/13/2030	655,000	673,013
5.17%, 09/11/2036	90,000	90,383
Credit Agricole SA
4.63%, 09/11/2028*	255,000	256,926
4.66%, 01/12/2032*	250,000	250,126
Deutsche Bank AG
4.47%, 12/10/2031	150,000	149,833
6.82%, 11/20/2029	150,000	159,990
Deutsche Bank AG/New York NY
4.95%, 08/04/2031	450,000	455,260
Fifth Third Bancorp
4.57%, 04/29/2032	155,000	154,861
Goldman Sachs Bank USA FRS
4.46%, (SOFR+0.77%), 03/18/2027	160,000	160,104
Goldman Sachs Group, Inc.
1.54%, 09/10/2027	505,000	497,486
1.95%, 10/21/2027	100,000	98,509
3.62%, 03/15/2028	140,000	139,381
4.37%, 10/21/2031	685,000	681,093
4.69%, 10/23/2030	460,000	466,243
4.94%, 04/23/2028	285,000	288,076
4.94%, 10/21/2036	220,000	216,932
5.07%, 01/21/2037	40,000	39,829
5.22%, 04/23/2031	625,000	643,782
Security Description	Shares or Principal Amount	Value

Banks (continued)
5.33%, 07/23/2035	$ 260,000	$ 265,674
HSBC Holdings PLC
2.01%, 09/22/2028	200,000	193,489
4.62%, 11/06/2031	200,000	200,845
5.24%, 05/13/2031	785,000	808,123
5.29%, 11/19/2030	200,000	206,600
ING Groep NV
1.73%, 04/01/2027	200,000	199,297
KBC Group NV
4.45%, 09/23/2031*	200,000	199,378
KeyCorp
4.79%, 06/01/2033	310,000	309,498
M&T Bank Corp.
5.39%, 01/16/2036	186,000	188,606
6.08%, 03/13/2032	53,000	56,295
Mitsubishi UFJ Financial Group, Inc.
4.53%, 09/12/2031	285,000	286,127
Morgan Stanley
1.59%, 05/04/2027	140,000	139,121
2.48%, 09/16/2036	50,000	43,966
4.36%, 10/22/2031	213,000	211,818
4.49%, 01/16/2032	165,000	164,891
4.65%, 10/18/2030	490,000	496,007
5.04%, 07/19/2030	190,000	194,656
5.07%, 01/30/2037	150,000	149,303
5.17%, 01/16/2030	220,000	225,872
5.23%, 01/15/2031	170,000	175,018
5.31%, 01/18/2041	65,000	64,203
5.32%, 07/19/2035	70,000	71,779
5.42%, 07/21/2034	56,000	57,974
5.45%, 07/20/2029	335,000	345,340
Morgan Stanley Bank NA
5.50%, 05/26/2028	250,000	254,773
Morgan Stanley Bank, N.A.
4.45%, 10/15/2027	250,000	250,926
Morgan Stanley Private Bank, N.A.
4.47%, 11/19/2031	290,000	290,092
4.73%, 07/18/2031	300,000	303,943
PNC Financial Services Group, Inc.
4.81%, 10/21/2032	360,000	365,197
5.68%, 01/22/2035	45,000	47,208
6.88%, 10/20/2034	120,000	134,861
Santander UK Group Holdings PLC
2.47%, 01/11/2028	250,000	246,153
6.53%, 01/10/2029	410,000	427,995
Societe Generale SA
1.79%, 06/09/2027*	400,000	396,523
2.80%, 01/19/2028*	400,000	395,007
5.40%, 04/10/2037*	200,000	199,048
6.10%, 04/13/2033*	200,000	211,623
Standard Chartered PLC
4.30%, 01/13/2030*	555,000	554,673
6.75%, 02/08/2028*	200,000	205,244
Truist Financial Corp.
1.27%, 03/02/2027	250,000	249,408
UBS Group AG
1.31%, 02/02/2027*	250,000	250,000
5.43%, 02/08/2030*	215,000	222,189
US Bancorp
5.05%, 02/12/2031	395,000	405,585
5.38%, 01/23/2030	110,000	113,847
5.68%, 01/23/2035	65,000	68,160
6.79%, 10/26/2027	250,000	255,178

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Wells Fargo & Co.
4.89%, 09/15/2036	$ 74,000	$ 73,191
4.96%, 01/23/2037	225,000	223,163
4.97%, 04/23/2029	530,000	540,083
5.15%, 04/23/2031	803,000	826,857
5.21%, 12/03/2035	264,000	267,756
5.24%, 01/24/2031	270,000	278,953
5.56%, 07/25/2034	294,000	306,387
5.57%, 07/25/2029	500,000	517,351
		27,241,810
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	360,000	355,020
Biotechnology — 0.3%
Amgen, Inc.
5.25%, 03/02/2033	435,000	450,158
Biogen, Inc.
2.25%, 05/01/2030	880,000	808,939
		1,259,097
Building Materials — 0.2%
Builders FirstSource, Inc.
4.25%, 02/01/2032*	185,000	176,330
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.
6.63%, 12/15/2030*	145,000	150,086
Griffon Corp.
5.75%, 03/01/2028	75,000	74,979
Knife River Corp.
7.75%, 05/01/2031*	105,000	109,331
Masterbrand, Inc.
7.00%, 07/15/2032*	130,000	134,813
Quikrete Holdings, Inc.
6.38%, 03/01/2032*	50,000	51,855
Standard Industries, Inc.
4.75%, 01/15/2028*	158,000	157,174
		854,568
Chemicals — 0.1%
Chemours Co.
5.75%, 11/15/2028*	80,000	79,337
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.40%, 12/01/2026*	65,000	64,695
Element Solutions, Inc.
3.88%, 09/01/2028*	100,000	97,465
OCP SA
6.70%, 03/01/2036*	200,000	211,953
		453,450
Commercial Services — 0.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.38%, 03/01/2029*	55,000	53,634
Block, Inc.
3.50%, 06/01/2031	55,000	51,434
Brink's Co.
6.75%, 06/15/2032*	130,000	135,319
Element Fleet Management Corp.
5.64%, 03/13/2027*	250,000	253,979
Ford Foundation
2.82%, 06/01/2070	65,000	36,938
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Global Payments, Inc.
4.88%, 11/15/2030	$ 580,000	$ 579,866
5.55%, 11/15/2035	130,000	128,910
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75%, 04/15/2026*	10,000	10,019
Service Corp. International
5.13%, 06/01/2029	40,000	40,245
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/2032*	40,000	40,808
United Rentals North America, Inc.
4.88%, 01/15/2028	100,000	100,022
		1,431,174
Computers — 0.2%
Leidos, Inc.
2.30%, 02/15/2031	40,000	36,050
5.40%, 03/15/2032	430,000	447,032
NCR Voyix Corp.
5.00%, 10/01/2028*	150,000	148,061
Seagate Data Storage Technology Pte, Ltd.
9.63%, 12/01/2032*	75,000	84,781
		715,924
Cosmetics/Personal Care — 0.0%
Edgewell Personal Care Co.
5.50%, 06/01/2028*	125,000	125,040
Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/2028	184,000	178,497
American Express Co.
4.92%, 07/20/2033	50,000	50,652
5.09%, 01/30/2031	170,000	174,654
5.67%, 04/25/2036	50,000	52,376
Avolon Holdings Funding, Ltd.
5.15%, 01/15/2030*	50,000	50,855
5.75%, 11/15/2029*	560,000	581,879
OneMain Finance Corp.
6.63%, 01/15/2028	110,000	112,886
Rocket Mtg. LLC/Rocket Mtg. Co.-Issuer, Inc.
3.63%, 03/01/2029*	135,000	130,392
Stellantis Financial Services US Corp.
5.40%, 09/15/2030*	280,000	284,409
		1,616,600
Electric — 1.4%
Ameren Corp.
3.50%, 01/15/2031	140,000	134,643
Baltimore Gas & Electric Co.
3.20%, 09/15/2049	80,000	54,305
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028*	10,000	9,855
Constellation Energy Generation LLC
5.60%, 06/15/2042	10,000	10,019
6.25%, 10/01/2039	140,000	151,166
Dominion Energy, Inc.
6.00%, 02/15/2056	40,000	40,431
Duke Energy Florida LLC
1.75%, 06/15/2030	380,000	342,878
Duke Energy Indiana LLC
5.40%, 04/01/2053	15,000	14,303
Edison International
5.45%, 06/15/2029	111,000	113,332

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Emera US Finance LP
2.64%, 06/15/2031	$ 510,000	$ 461,298
Enel Finance International NV
4.38%, 09/30/2030*	450,000	448,916
5.00%, 09/30/2035*	200,000	197,818
Entergy Louisiana LLC
4.95%, 01/15/2045	120,000	110,076
Entergy Mississippi LLC
3.50%, 06/01/2051	30,000	21,040
FirstEnergy Transmission LLC
2.87%, 09/15/2028*	185,000	179,455
Fortis, Inc.
3.06%, 10/04/2026	150,000	148,970
ITC Holdings Corp.
2.95%, 05/14/2030*	140,000	132,231
5.65%, 05/09/2034*	285,000	296,744
MidAmerican Energy Co.
4.25%, 05/01/2046	45,000	37,586
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/2027	290,000	293,318
6.38%, 08/15/2055	35,000	36,148
NRG Energy, Inc.
3.63%, 02/15/2031*	150,000	140,130
4.73%, 10/15/2030*	60,000	59,989
5.41%, 10/15/2035*	42,000	41,806
Ohio Power Co.
2.90%, 10/01/2051	65,000	40,305
Pacific Gas & Electric Co.
4.00%, 12/01/2046	135,000	101,530
4.60%, 06/15/2043	72,000	60,334
5.55%, 05/15/2029	285,000	294,411
5.80%, 05/15/2034	315,000	326,766
Public Service Co. of Oklahoma
2.20%, 08/15/2031	395,000	350,204
Puget Sound Energy, Inc.
5.69%, 06/15/2054	35,000	34,637
Southern California Edison Co.
3.60%, 02/01/2045	156,000	112,321
4.13%, 03/01/2048	70,000	53,599
5.45%, 03/01/2035	455,000	460,046
Union Electric Co.
5.25%, 01/15/2054	120,000	112,663
Vistra Operations Co. LLC
3.70%, 01/30/2027*	65,000	64,725
4.30%, 10/15/2028*	382,000	382,036
4.60%, 10/15/2030*	22,000	21,930
5.35%, 01/31/2036*	100,000	99,462
5.63%, 02/15/2027*	45,000	45,032
5.70%, 12/30/2034*	55,000	56,385
6.00%, 04/15/2034*	85,000	89,109
7.75%, 10/15/2031*	50,000	52,906
		6,234,858
Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc.
4.75%, 06/15/2028*	60,000	59,360
WESCO Distribution, Inc.
6.63%, 03/15/2032*	115,000	120,163
		179,523
Security Description	Shares or Principal Amount	Value

Electronics — 0.0%
Coherent Corp.
5.00%, 12/15/2029*	$ 50,000	$ 49,793
Imola Merger Corp.
4.75%, 05/15/2029*	60,000	59,035
Sensata Technologies, Inc.
4.38%, 02/15/2030*	80,000	78,227
		187,055
Engineering & Construction — 0.1%
Dycom Industries, Inc.
4.50%, 04/15/2029*	80,000	78,749
Weekley Homes LLC/Weekley Finance Corp.
4.88%, 09/15/2028*	130,000	128,068
		206,817
Entertainment — 0.1%
Boyne USA, Inc.
4.75%, 05/15/2029*	140,000	138,147
Caesars Entertainment, Inc.
6.50%, 02/15/2032*	50,000	51,126
Live Nation Entertainment, Inc.
4.75%, 10/15/2027*	140,000	139,957
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc.
6.63%, 05/01/2032*	60,000	61,311
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/2029*	125,000	125,371
		515,912
Environmental Control — 0.1%
GFL Environmental, Inc.
4.00%, 08/01/2028*	90,000	88,577
Madison IAQ LLC
4.13%, 06/30/2028*	160,000	158,083
		246,660
Food — 0.3%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.95%, 04/20/2035	29,000	30,474
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.00%, 05/15/2032	270,000	243,980
6.50%, 12/01/2052	125,000	129,930
6.75%, 03/15/2034	49,000	54,022
Lamb Weston Holdings, Inc.
4.13%, 01/31/2030*	100,000	96,540
Mars, Inc.
4.80%, 03/01/2030*	215,000	219,661
5.20%, 03/01/2035*	120,000	122,862
5.65%, 05/01/2045*	27,000	27,235
5.70%, 05/01/2055*	115,000	114,618
5.80%, 05/01/2065*	74,000	74,252
Post Holdings, Inc.
6.25%, 02/15/2032*	130,000	133,485
		1,247,059
Gas — 0.1%
Brooklyn Union Gas Co.
4.27%, 03/15/2048*	65,000	51,960
Southern Co. Gas Capital Corp.
3.15%, 09/30/2051	170,000	110,628
4.40%, 06/01/2043	130,000	111,698
		274,286

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Products — 0.2%
Baxter International, Inc.
2.27%, 12/01/2028	$ 226,000	$ 214,195
Hologic, Inc.
3.25%, 02/15/2029*	145,000	144,470
Medline Borrower LP
3.88%, 04/01/2029*	115,000	112,438
Solventum Corp.
5.60%, 03/23/2034	208,000	216,265
Zimmer Biomet Holdings, Inc.
5.50%, 02/19/2035	196,000	202,314
		889,682
Healthcare-Services — 0.5%
Acadia Healthcare Co., Inc.
5.50%, 07/01/2028*	50,000	49,406
Centene Corp.
4.63%, 12/15/2029	124,000	120,875
Charles River Laboratories International, Inc.
3.75%, 03/15/2029*	115,000	110,925
DaVita, Inc.
3.75%, 02/15/2031*	60,000	55,037
Encompass Health Corp.
4.63%, 04/01/2031	50,000	48,942
HCA, Inc.
3.50%, 09/01/2030	685,000	658,592
4.60%, 11/15/2032	367,000	363,573
5.20%, 06/01/2028	335,000	343,221
5.25%, 06/15/2049	30,000	27,175
5.50%, 06/15/2047	85,000	80,219
IQVIA, Inc.
6.25%, 06/01/2032*	55,000	57,142
Molina Healthcare, Inc.
3.88%, 11/15/2030*	50,000	46,119
Tenet Healthcare Corp.
5.13%, 11/01/2027	50,000	50,014
6.75%, 05/15/2031	15,000	15,580
UnitedHealth Group, Inc.
3.50%, 08/15/2039	300,000	247,728
		2,274,548
Home Furnishings — 0.0%
Somnigroup International, Inc.
4.00%, 04/15/2029*	100,000	97,016
Household Products/Wares — 0.1%
ACCO Brands Corp.
4.25%, 03/15/2029*	75,000	69,440
Central Garden & Pet Co.
5.13%, 02/01/2028	145,000	144,886
		214,326
Housewares — 0.1%
Newell Brands, Inc.
6.63%, 09/15/2029	145,000	145,154
Scotts Miracle-Gro Co.
4.50%, 10/15/2029	160,000	157,543
		302,697
Internet — 0.3%
Amazon.com, Inc.
4.05%, 08/22/2047	270,000	220,658
Meta Platforms, Inc.
4.45%, 08/15/2052	20,000	16,054
Security Description	Shares or Principal Amount	Value

Internet (continued)
4.60%, 11/15/2032	$ 32,000	$ 32,080
4.88%, 11/15/2035	54,000	53,414
5.40%, 08/15/2054	145,000	133,631
5.50%, 11/15/2045	50,000	48,082
5.63%, 11/15/2055	65,000	61,846
Uber Technologies, Inc.
4.30%, 01/15/2030	560,000	561,820
		1,127,585
Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.
4.63%, 03/01/2029*	85,000	83,638
Leisure Time — 0.1%
Amer Sports Co.
6.75%, 02/16/2031*	130,000	135,407
Carnival Corp.
4.00%, 08/01/2028*	120,000	118,751
6.13%, 02/15/2033*	60,000	61,722
Royal Caribbean Cruises, Ltd.
6.00%, 02/01/2033*	100,000	103,081
		418,961
Lodging — 0.1%
Hilton Domestic Operating Co., Inc.
5.88%, 03/15/2033*	95,000	97,481
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.88%, 04/01/2027	170,000	170,061
MGM Resorts International
5.50%, 04/15/2027	115,000	115,732
		383,274
Machinery-Diversified — 0.1%
Chart Industries, Inc.
7.50%, 01/01/2030*	135,000	140,463
Esab Corp.
6.25%, 04/15/2029*	100,000	102,753
		243,216
Media — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	250,000	234,960
5.00%, 02/01/2028*	50,000	49,725
5.13%, 05/01/2027*	150,000	150,061
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/2029	465,000	436,785
2.80%, 04/01/2031	380,000	342,550
3.50%, 06/01/2041	40,000	28,627
5.38%, 05/01/2047	40,000	32,841
Comcast Corp.
1.95%, 01/15/2031	155,000	138,517
2.45%, 08/15/2052	30,000	15,933
2.80%, 01/15/2051	70,000	40,793
2.94%, 11/01/2056	536,000	302,108
DISH DBS Corp.
7.75%, 07/01/2026	40,000	39,165
DISH Network Corp.
11.75%, 11/15/2027*	15,000	15,524
Gray Media, Inc.
7.25%, 08/15/2033*	40,000	40,951
iHeartCommunications, Inc.
7.75%, 08/15/2030*	120,150	102,866

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
9.13%, 05/01/2029*	$ 71,250	$ 67,331
News Corp.
3.88%, 05/15/2029*	120,000	116,912
Nexstar Media, Inc.
5.63%, 07/15/2027*	115,000	115,029
Scripps Escrow II, Inc.
3.88%, 01/15/2029*	170,000	156,894
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	250,000	244,205
Time Warner Cable LLC
4.50%, 09/15/2042	65,000	50,124
5.50%, 09/01/2041	370,000	324,501
Univision Communications, Inc.
4.50%, 05/01/2029*	120,000	114,619
		3,161,021
Mining — 0.2%
Anglo American Capital PLC
2.63%, 09/10/2030*	200,000	184,474
Freeport-McMoRan, Inc.
5.45%, 03/15/2043	165,000	160,792
Glencore Funding LLC
2.63%, 09/23/2031*	250,000	226,457
6.38%, 10/06/2030*	342,000	368,733
		940,456
Miscellaneous Manufacturing — 0.1%
Entegris, Inc.
3.63%, 05/01/2029*	160,000	154,179
Hillenbrand, Inc.
3.75%, 03/01/2031	165,000	166,160
		320,339
Oil & Gas — 0.3%
BP Capital Markets PLC
4.88%, 03/22/2030(2)	58,000	57,578
ConocoPhillips Co.
5.55%, 03/15/2054	85,000	82,441
Coterra Energy, Inc.
5.40%, 02/15/2035	240,000	244,282
EQT Corp.
4.50%, 01/15/2029	125,000	125,544
Hess Corp.
5.60%, 02/15/2041	200,000	206,917
Permian Resources Operating LLC
5.88%, 07/01/2029*	60,000	60,202
Petroleos Mexicanos
6.70%, 02/16/2032	170,000	169,725
7.69%, 01/23/2050	150,000	134,943
Pioneer Natural Resources Co.
2.15%, 01/15/2031	295,000	267,921
SM Energy Co.
8.63%, 11/01/2030*	135,000	142,779
		1,492,332
Pharmaceuticals — 0.2%
AbbVie, Inc.
4.05%, 11/21/2039	470,000	418,324
5.05%, 03/15/2034	20,000	20,502
Bristol-Myers Squibb Co.
3.90%, 03/15/2062	110,000	79,449
5.20%, 02/22/2034	140,000	144,855
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
CVS Pass-Through Trust
7.51%, 01/10/2032*	$ 34,437	$ 36,607
Merck & Co, Inc.
5.55%, 12/04/2055	100,000	98,251
Zoetis, Inc.
5.00%, 08/17/2035	80,000	80,548
		878,536
Pipelines — 0.9%
Buckeye Partners LP
3.95%, 12/01/2026	160,000	158,860
Cheniere Energy Partners LP
3.25%, 01/31/2032	270,000	249,180
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030*	45,000	47,674
6.04%, 11/15/2033*	550,000	587,224
DT Midstream, Inc.
4.13%, 06/15/2029*	140,000	138,401
Energy Transfer LP
5.15%, 02/01/2043	55,000	49,719
5.30%, 04/01/2044	140,000	127,962
5.60%, 09/01/2034	510,000	525,077
5.63%, 05/01/2027*	225,000	224,923
Hess Midstream Operations LP
5.50%, 10/15/2030*	75,000	75,791
Kinetik Holdings LP
5.88%, 06/15/2030*	115,000	116,373
MPLX LP
5.50%, 06/01/2034	755,000	771,382
Northern Natural Gas Co.
3.40%, 10/16/2051*	70,000	46,828
NuStar Logistics LP
5.63%, 04/28/2027	70,000	70,700
ONEOK, Inc.
5.63%, 01/15/2028*	90,000	91,855
6.50%, 09/01/2030*	333,000	357,224
Sabine Pass Liquefaction LLC
5.88%, 06/30/2026	28,000	28,030
		3,667,203
REITS — 0.4%
Alexandria Real Estate Equities, Inc.
3.80%, 04/15/2026	250,000	249,912
American Tower Corp.
2.10%, 06/15/2030	385,000	350,538
Iron Mountain, Inc.
5.25%, 07/15/2030*	130,000	128,726
NNN REIT, Inc.
3.50%, 04/15/2051	55,000	38,837
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/2027	115,000	114,909
Scentre Group Trust 1/Scentre Group Trust 2
3.75%, 03/23/2027*	250,000	249,194
UDR, Inc.
2.10%, 06/15/2033	305,000	252,542
Ventas Realty LP
3.00%, 01/15/2030	295,000	280,773
VICI Properties LP/VICI Note Co., Inc.
5.75%, 02/01/2027*	40,000	40,426
		1,705,857
Retail — 0.1%
Asbury Automotive Group, Inc.
4.50%, 03/01/2028	100,000	99,655

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail (continued)
Bath & Body Works, Inc.
6.88%, 11/01/2035	$ 95,000	$ 96,078
Group 1 Automotive, Inc.
4.00%, 08/15/2028*	115,000	112,461
Lithia Motors, Inc.
4.63%, 12/15/2027*	125,000	124,763
		432,957
Semiconductors — 0.2%
Broadcom, Inc.
3.14%, 11/15/2035*	260,000	223,585
3.47%, 04/15/2034	210,000	190,918
4.55%, 02/15/2032	40,000	39,981
5.20%, 07/15/2035	21,000	21,459
Marvell Technology, Inc.
2.95%, 04/15/2031	360,000	333,662
5.45%, 07/15/2035	52,000	53,450
ON Semiconductor Corp.
3.88%, 09/01/2028*	60,000	58,787
		921,842
Software — 0.1%
Elastic NV
4.13%, 07/15/2029*	115,000	110,478
Oracle Corp.
3.60%, 04/01/2040	115,000	84,938
5.20%, 09/26/2035	200,000	190,599
5.38%, 09/27/2054	223,000	179,171
SS&C Technologies, Inc.
5.50%, 09/30/2027*	60,000	59,948
Take-Two Interactive Software, Inc.
5.40%, 06/12/2029	8,000	8,286
		633,420
Telecommunications — 0.6%
AT&T, Inc.
2.75%, 06/01/2031	300,000	275,885
3.55%, 09/15/2055	283,000	187,962
4.55%, 11/01/2032	105,000	104,253
5.13%, 04/30/2036	170,000	169,167
Crown Castle Towers LLC
4.24%, 07/15/2048*	250,000	249,684
GCI LLC
4.75%, 10/15/2028*	35,000	34,277
Hughes Satellite Systems Corp.
6.63%, 08/01/2026	155,000	135,975
Lumen Technologies, Inc.
4.13%, 04/15/2029*	90,985	90,985
4.13%, 04/15/2030*	90,994	90,994
Rogers Communications, Inc.
3.80%, 03/15/2032	125,000	118,450
Sprint Capital Corp.
8.75%, 03/15/2032	75,000	90,827
T-Mobile USA, Inc.
3.38%, 04/15/2029	830,000	810,219
5.13%, 05/15/2032	358,000	367,976
WULF Compute LLC
7.75%, 10/15/2030*	25,000	26,076
		2,752,730
Trucking & Leasing — 0.0%
Avolon Holdings Funding, Ltd.
4.90%, 10/10/2030*	75,000	75,436
Security Description	Shares or Principal Amount	Value

Water — 0.0%
American Water Capital Corp.
5.45%, 03/01/2054	$ 139,000	$ 134,936
Total Corporate Bonds & Notes (cost $72,683,069)		72,761,970
ASSET BACKED SECURITIES — 5.5%
Auto Loan Receivables — 1.8%
AmeriCredit Automobile Receivables Trust
Series 2024-1, Class A3 5.43%, 01/18/2029	231,070	232,824
Avis Budget Rental Car Funding AESOP LLC
Series 2024-3A, Class A 5.23%, 12/20/2030*	232,000	238,376
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class C 4.44%, 11/17/2031	87,000	87,240
Series 2025-4, Class C 4.80%, 08/15/2031	81,000	81,784
Series 2025-1, Class C 5.15%, 12/17/2029	410,000	414,949
Series 2024-3, Class C 5.70%, 07/16/2029	438,000	444,156
Series 2024-1, Class D 6.03%, 11/15/2029	300,000	305,899
Consumer Portfolio Services Auto Trust
Series 2025-B, Class C 5.12%, 07/15/2031*	220,000	222,456
Credit Acceptance Auto Loan Trust
Series 2025-2A, Class C 5.38%, 03/17/2036*	69,000	70,156
Series 2024-3A, Class C 5.39%, 01/16/2035*	404,000	408,287
Series 2025-1A, Class C 5.71%, 07/16/2035*	543,000	554,496
Series 2024-2A, Class C 6.70%, 10/16/2034*	245,000	254,659
Series 2024-1A, Class C 6.71%, 07/17/2034*	632,000	647,644
Drive Auto Receivables Trust
Series 2025-1, Class C 4.99%, 09/15/2032	145,000	146,914
Series 2024-1, Class C 5.43%, 11/17/2031	280,000	283,667
DT Auto Owner Trust
Series 2021-3A, Class D 1.31%, 05/17/2027*	162,527	162,301
Enterprise Fleet Financing LLC
Series 2024-2, Class A3 5.61%, 04/20/2028*	134,000	136,173
First Investors Auto Owner Trust
Series 2023-1A, Class C 6.81%, 12/17/2029*	470,000	483,883
GLS Auto Select Receivables Trust
Series 2023-2A, Class C 7.31%, 01/15/2030*	450,000	470,667
GM Financial Automobile Leasing Trust
Series 2024-2, Class A3 5.39%, 07/20/2027	125,158	125,677
Harley-Davidson Motorcycle Trust
Series 2024-A, Class A3 5.37%, 03/15/2029	285,641	288,775

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Merchants Fleet Funding LLC
Series 2024-1A, Class A 5.82%, 04/20/2037*	$ 229,237	$ 230,556
Santander Drive Auto Receivables Trust
Series 2025-3, Class C 4.68%, 09/15/2031	135,000	135,969
Series 2025-1, Class C 5.04%, 03/17/2031	446,000	451,445
Series 2024-3, Class C 5.64%, 08/15/2030	488,000	497,168
SBNA Auto Lease Trust
Series 2024-B, Class A3 5.56%, 11/22/2027*	128,321	128,953
Veros Auto Receivables Trust
Series 2024-1, Class B 6.60%, 06/15/2028*	160,000	161,856
Westlake Automobile Receivables Trust
Series 2024-1A, Class C 5.65%, 02/15/2029*	130,000	131,563
		7,798,493
Credit Card Receivables — 0.1%
Mercury Financial Credit Card Master Trust
Series 2024-2A, Class A 6.56%, 07/20/2029*	258,000	258,881
Home Equity — 0.1%
GSAMP Trust FRS
Series 2006-FM1, Class A2C 4.11%, (TSFR1M+0.43%), 04/25/2036	125,824	82,177
Option One Mtg. Loan Trust FRS
Series 2004-3, Class M2 4.64%, (TSFR1M+0.97%), 11/25/2034	10,655	11,600
RCKT Mtg. Trust
Series 2025-CES9, Class A1A 4.80%, 09/25/2055*	284,095	284,306
Series 2025-CES11, Class A1A 4.97%, 11/25/2055*	205,348	206,063
Renaissance Home Equity Loan Trust FRS
Series 2005-2, Class AV3 4.53%, (TSFR1M+0.85%), 08/25/2035	97,682	88,928
		673,074
Other Asset Backed Securities — 3.5%
AMSR Trust
Series 2024-SFR1, Class C 4.29%, 07/17/2041*	199,000	194,453
Bridge Trust
Series 2025-SFR1, Class B 4.20%, 09/17/2042*	269,721	258,176
Business Jet Securities LLC
Series 2024-2, Class A 5.36%, 09/15/2039*	565,812	569,372
CF Hippolyta Issuer LLC
Series 2021-1A, Class A1 1.53%, 03/15/2061*	92,905	75,342
Commonbond Student Loan Trust
Series 2019-AGS, Class A1 2.54%, 01/25/2047*	17,399	16,022
Series 2018-CGS, Class A1 3.87%, 02/25/2046*	12,712	12,390
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Crossroads Asset Trust
Series 2025-A, Class A2 4.91%, 02/20/2032*	$ 149,991	$ 150,972
FirstKey Homes Trust
Series 2022-SFR2, Class A 4.25%, 07/17/2039*	806,986	806,514
Foundation Finance Trust
Series 2025-3A, Class A 4.56%, 08/15/2052*	235,459	236,173
Series 2024-2A, Class A 4.60%, 03/15/2050*	291,551	292,663
Series 2025-1A, Class A 4.95%, 04/15/2050*	243,767	246,509
Granite Park Equipment Leasing
Series 2023-1A, Class A3 6.46%, 09/20/2032*	50,707	51,073
GreatAmerica Leasing Receivables Funding LLC
Series 2025-1, Class A4 4.58%, 01/15/2032*	142,000	144,053
GreenSky Home Improvement Issuer Trust
Series 2025-2A, Class A3 5.02%, 06/25/2060*	100,000	101,550
Hilton Grand Vacations Trust
Series 2024-3A, Class A 4.98%, 08/27/2040*	149,710	151,220
Series 2024-2A, Class A 5.50%, 03/25/2038*	104,388	106,493
Series 2024-1B, Class C 6.62%, 09/15/2039*	104,007	106,683
HINNT LLC
Series 2024-A, Class B 5.84%, 03/15/2043*	89,787	91,542
HPEFS Equipment Trust
Series 2023-2A, Class C 6.48%, 01/21/2031*	258,633	259,336
Invitation Homes Trust
Series 2024-SFR1, Class A 4.00%, 09/17/2041*	320,625	315,432
Lendmark Funding Trust
Series 2021-2A, Class A 2.00%, 04/20/2032*	600,000	579,788
Series 2024-2A, Class A 4.47%, 02/21/2034*	240,000	240,615
Series 2025-2A, Class A 4.78%, 10/20/2034*	675,000	680,748
Series 2025-1A, Class C 5.68%, 09/20/2034*	135,000	137,186
Mariner Finance Issuance Trust
Series 2021-BA, Class B 2.49%, 11/20/2036*	260,000	249,124
Series 2025-BA, Class A 4.59%, 11/22/2038*	224,000	224,484
Series 2024-AA, Class A 5.13%, 09/22/2036*	428,000	433,689
MVW LLC
Series 2024-2A, Class A 4.43%, 03/20/2042*	222,010	222,376
Navient Private Education Refi Loan Trust
Series 2021-EA, Class A 0.97%, 12/16/2069*	84,185	76,419
NMEF Funding
Series 2025-B, Class A2 4.64%, 01/18/2033*	290,000	291,178

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
NMEF Funding LLC
Series 2023-A, Class A2 6.57%, 06/17/2030*	$ 50,007	$ 50,246
Oportun Issuance Trust
Series 2025-D, Class C 5.80%, 02/08/2033*	116,000	116,378
Pagaya AI Technology in Housing Trust
Series 2023-1, Class A 3.60%, 10/25/2040*	315,000	306,660
Progress Residential Trust
Series 2024-SFR3, Class A 3.00%, 06/17/2041*	348,871	332,969
Series 2024-SFR4, Class A 3.10%, 07/17/2041*	702,814	674,059
Series 2025-SFR2, Class A 3.31%, 04/17/2042*	393,400	374,754
Series 2025-SFR3, Class B 3.39%, 07/17/2042*	280,000	262,116
Series 2024-SFR3, Class B 3.50%, 06/17/2041*	490,000	470,219
Series 2025-SFR1, Class C 3.65%, 02/17/2042*	278,125	263,875
Series 2023-SFR2, Class A 4.50%, 10/17/2040*	699,300	698,049
Series 2023-SFR2, Class B 4.50%, 10/17/2040*	100,000	99,446
Progress Residential Trust VRS
Series 2024-SFR5, Class D 3.38%, 08/09/2029*(3)	495,000	465,777
Series 2024-SFR2, Class B 3.40%, 04/17/2041*(3)	123,000	118,303
Republic Finance Issuance Trust
Series 2024-A, Class A 5.91%, 08/20/2032*	359,000	362,626
SCF Equipment Leasing LLC
Series 2024-1A, Class C 5.82%, 09/20/2032*	129,000	133,678
Series 2023-1A, Class B 6.37%, 05/20/2032*	430,000	441,370
SCF Equipment Trust LLC
Series 2025-1A, Class B 5.23%, 09/20/2034*	267,000	274,228
Sierra Timeshare Receivables Funding LLC
Series 2025-2A, Class B 4.93%, 04/20/2044*	101,074	101,736
Series 2024-1A, Class C 5.94%, 01/20/2043*	35,708	36,216
SLM Private Credit Student Loan Trust FRS
Series 2006-BW, Class A5 4.18%, (TSFR3M+0.46%), 12/15/2039	34,454	33,810
SMB Private Education Loan Trust
Series 2021-D, Class A1A 1.34%, 03/17/2053*	72,742	68,883
Subway Funding LLC
Series 2024-1A, Class A2I 6.03%, 07/30/2054*	770,250	780,399
Tricon Residential Trust
Series 2024-SFR4, Class A 4.30%, 11/17/2041*	366,877	363,999
Series 2024-SFR4, Class B 4.65%, 11/17/2041*	200,000	198,102
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Series 2024-SFR2, Class A 4.75%, 06/17/2040*	$ 259,179	$ 259,583
Series 2023-SFR2, Class B 5.00%, 12/17/2040*	220,000	219,637
Verdant Receivables LLC
Series 2024-1A, Class A2 5.68%, 12/12/2031*	66,054	67,303
Wingspire Equipment Finance LLC
Series 2024-1A, Class A2 4.99%, 09/20/2032*	206,772	207,994
		15,103,990
Total Asset Backed Securities (cost $23,351,268)		23,834,438
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.6%
Commercial and Residential — 2.0%
Arroyo Mtg. Trust VRS
Series 2019-3, Class A1 2.96%, 10/25/2048*(3)	19,830	19,108
Series 2019-1, Class A1 3.81%, 01/25/2049*(3)	9,664	9,471
BAMLL Commercial Mtg. Securities Trust VRS
Series 2018-PARK, Class A 4.09%, 08/10/2038*(3)	100,000	98,078
BANK
Series 2020-BN28, Class AS 2.14%, 03/15/2063	100,000	88,678
CCUBS Commercial Mtg. Trust VRS
Series 2017-C1, Class C 4.38%, 11/15/2050(3)	60,000	55,767
CD Mtg. Trust VRS
Series 2016-CD1, Class C 3.63%, 08/10/2049(3)	205,000	113,164
Series 2016-CD2, Class C 3.97%, 11/10/2049(3)	130,000	75,566
Series 2018-CD7, Class C 4.84%, 08/15/2051(3)	600,000	561,823
CIM Trust FRS
Series 2019-INV1, Class A2 4.81%, (SOFR30A+1.11%), 02/25/2049*	2,846	2,767
Citigroup Commercial Mtg. Trust VRS
Series 2015-GC29, Class C 3.97%, 04/10/2048(3)	117,435	106,739
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2015-PS1, Class B1 5.25%, 09/25/2042*(3)	70,433	70,630
COMM Mtg. Trust
Series 2016-667M, Class A 3.14%, 10/10/2036*	100,000	95,984
Connecticut Avenue Securities Trust FRS
Series 2025-R06, Class 1M1 4.65%, (SOFR30A+0.95%), 09/25/2045*	161,753	162,040
Countrywide Alternative Loan Trust FRS
Series 2006-OA9, Class 1A1 4.19%, (TSFR1M+0.51%), 07/20/2046	77,390	61,282
CSAIL Commercial Mtg. Trust VRS
Series 2021-C20, Class AS 3.08%, 03/15/2054(3)	350,000	311,538
CSMC Trust VRS
Series 2015-1, Class B2 3.88%, 01/25/2045*(3)	24,080	23,533

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
CSTL Commercial Mtg. Trust VRS
Series 2025-GATE2, Class A 4.56%, 11/10/2042*(3)	$ 229,000	$ 227,600
GCAT Trust VRS
Series 2021-NQM2, Class A1 1.04%, 05/25/2066*(3)	64,891	56,674
GS Mtg. Securities Trust
Series 2017-GPTX, Class A 2.86%, 05/10/2034*	148,495	131,416
GS Mtg.-Backed Securities Trust
Series 2025-RPL3, Class A1 4.10%, 07/25/2065*	138,652	135,961
GS Mtg.-Backed Securities Trust VRS
Series 2025-SL1, Class A1 5.85%, 11/25/2067*(3)	505,252	511,534
JPMBB Commercial Mtg. Securities Trust VRS
Series 2013-C12, Class C 3.94%, 07/15/2045(3)	188,238	183,532
JPMorgan Chase Commercial Mtg. Securities Trust VRS
Series 2016-JP4, Class C 3.38%, 12/15/2049(3)	60,000	53,279
JPMorgan Mtg. Trust VRS
Series 2021-1, Class A4 2.50%, 06/25/2051*(3)	36,864	34,254
Series 2016-4, Class A13 3.50%, 10/25/2046*(3)	21,625	19,809
Series 2017-3, Class B2 3.79%, 08/25/2047*(3)	126,382	119,312
LHOME Mtg. Trust
Series 2024-RTL4, Class A1 5.92%, 07/25/2039*	385,000	386,997
MetLife Securitization Trust VRS
Series 2017-1A, Class A 3.00%, 04/25/2055*(3)	53,382	51,493
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2015-C21, Class B 3.85%, 03/15/2048(3)	146,593	142,195
Morgan Stanley Capital I Trust
Series 2020-HR8, Class AS 2.30%, 07/15/2053	125,000	110,265
Morgan Stanley Capital I Trust VRS
Series 2018-MP, Class A 4.28%, 07/11/2040*(3)	230,000	213,917
Series 2019-L2, Class C 4.97%, 03/15/2052(3)	200,000	176,347
MRCD Mtg. Trust
Series 2019-PARK, Class B 2.72%, 12/15/2036*	145,000	124,700
Series 2019-PARK, Class C 2.72%, 12/15/2036*	150,000	126,000
New Residential Mtg. Loan Trust VRS
Series 2016-4A, Class B1A 4.50%, 11/25/2056*(3)	51,010	50,735
Series 2015-2A, Class B3 5.26%, 08/25/2055*(3)	28,211	28,238
PRET Trust VRS
Series 2024-RPL2, Class A1 4.08%, 06/25/2064*(3)	290,729	277,952
PRM7 Trust VRS
Series 2025-PRM7, Class A 4.36%, 11/10/2042*(3)	321,000	317,114
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
PRPM LLC
Series 2024-RPL2, Class A1 3.50%, 05/25/2054*	$ 328,226	$ 321,260
Series 2024-RCF3, Class A1 4.00%, 05/25/2054*	127,697	126,465
Series 2024-RCF4, Class A1 4.00%, 07/25/2054*	124,364	123,197
SBALR Commercial Mtg. Trust
Series 2020-RR1, Class A3 2.83%, 02/13/2053*	677,931	583,293
SDR Commercial Mtg. Trust FRS
Series 2024-DSNY, Class B 5.42%, (TSFR1M+1.74%), 05/15/2039*	300,000	300,375
Sequoia Mtg. Trust VRS
Series 2021-3, Class A4 2.50%, 05/25/2051*(3)	62,911	57,008
Series 2013-2, Class B1 3.64%, 02/25/2043(3)	6,086	6,016
SG Commercial Mtg. Securities Trust
Series 2016-C5, Class B 3.93%, 10/10/2048	325,000	313,492
Towd Point Mtg. Trust VRS
Series 2019-4, Class A2 3.25%, 10/25/2059*(3)	750,000	688,049
Wells Fargo Commercial Mtg. Trust
Series 2017-C41, Class A3 3.21%, 11/15/2050	60,000	59,046
Wells Fargo Mtg. Backed Securities Trust
Series 2007-7, Class A1 6.00%, 06/25/2037	6,205	5,823
WFRBS Commercial Mtg. Trust VRS
Series 2014-C22, Class C 3.61%, 09/15/2057(3)	165,000	140,301
Series 2014-C22, Class B 4.37%, 09/15/2057(3)	175,000	159,520
WHARF Commercial Mtg. Trust VRS
Series 2025-DC, Class A 5.35%, 07/15/2040*(3)	264,000	272,085
		8,491,422
U.S. Government Agency — 0.6%
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2017-K70, Class B 3.81%, 12/25/2049*(3)	420,000	415,585
Series 2017-K62, Class B 3.88%, 01/25/2050*(3)	580,000	576,344
Series 2017-K66, Class C 4.04%, 07/25/2027*(3)	310,000	307,654
Federal Home Loan Mtg. Corp. Multifamily Structured Credit Risk Trust FRS
Series 2025-MN11, Class M1 5.35%, (SOFR30A+1.65%), 07/25/2045*	201,658	201,605
Series 2024-MN8, Class M2 7.95%, (SOFR30A+4.25%), 05/25/2044*	150,000	156,268
Federal Home Loan Mtg. Corp. REMIC
Series 4056, Class BI 3.00%, 05/15/2027(4)	1,313	17
Series 4207, Class JI 3.00%, 05/15/2028(4)	11,756	221
Series 4121, Class UI 3.50%, 10/15/2042(4)	110,432	12,029
Series 4808, Class DL 4.00%, 11/15/2045	30,000	29,923

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4954, Class SY 2.24%, (5.94%-SOFR30A), 02/25/2050(4)(5)	$ 98,755	$ 10,316
Series 3994, Class SH 2.78%, (6.49%-SOFR30A), 06/15/2041(4)(5)	132,765	5,579
Federal National Mtg. Assoc. REMIC
Series 2013-2, Class BI 2.50%, 02/25/2028(4)	20,565	376
Series 2013-10, Class YI 3.00%, 02/25/2028(4)	3,347	54
Series 2017-54, Class IO 3.00%, 07/25/2032(4)	58,079	2,885
Series 2016-62, Class IA 3.00%, 10/25/2040(4)	6,490	87
Series 2016-92, Class A 3.00%, 04/25/2042	3,053	3,029
Series 2021-1, Class JI 3.00%, 01/25/2051(4)	138,967	24,523
Series 2016-4, Class LI 3.50%, 02/25/2036(4)	74,114	5,376
Series 2017-46, Class LB 3.50%, 12/25/2052	42,389	42,087
Series 2017-49, Class JA 4.00%, 07/25/2053	27,144	27,116
Series 2015-18, Class IA 4.50%, 04/25/2045(4)	86,425	17,582
Series 2002-16, Class TM 7.00%, 04/25/2032	13,029	13,522
Federal National Mtg. Assoc. REMIC VRS
Series 2015-38, Class AS 1.96%, 06/25/2045(3)(4)	43,957	3,247
Federal National Mtg. Assoc. STRIPS
Series 421, Class C3 4.00%, 07/25/2030(4)	18,496	708
Government National Mtg. Assoc. REMIC
Series 2020-185, Class LI 2.00%, 12/20/2050(4)	609,481	74,135
Series 2020-191, Class IM 2.50%, 12/20/2050(4)	135,439	19,001
Series 2017-51, Class AH 2.60%, 05/16/2059	25,690	21,586
Series 2017-190, Class AD 2.60%, 03/16/2060	17,652	14,889
Series 2020-146, Class MI 3.00%, 10/20/2050(4)	114,551	19,037
Series 2020-167, Class IE 3.00%, 11/20/2050(4)	127,498	21,832
Series 2020-167, Class IG 3.00%, 11/20/2050(4)	166,195	28,045
Series 2020-181, Class MI 3.00%, 12/20/2050(4)	110,750	18,889
Series 2021-15, Class IP 3.00%, 01/20/2051(4)	176,400	27,953
Series 2025-1, Class GC 3.50%, 10/20/2051	743,130	720,292
Series 2017-87, Class IO 4.00%, 01/20/2046(4)	11,000	426
Government National Mtg. Assoc. REMIC FRS
Series 2016-147, Class SE 2.31%, (5.99%-TSFR1M), 10/20/2046(4)(5)	66,178	7,670
Series 2017-176, Class SC 2.41%, (6.09%-TSFR1M), 11/20/2047(4)(5)	78,145	11,386
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Government National Mtg. Assoc. REMIC VRS
Series 2013-97, Class IO 0.78%, 06/16/2045(3)(4)	$ 314,480	$ 3,495
		2,844,769
Total Collateralized Mortgage Obligations (cost $11,789,066)		11,336,191
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 8.0%
U.S. Government — 6.3%
United States Treasury Bonds
1.88%, 11/15/2051	500,000	275,313
2.00%, 11/15/2041 to 08/15/2051	4,494,000	2,944,957
2.25%, 02/15/2052	2,266,000	1,369,248
3.00%, 08/15/2052	850,000	606,023
3.88%, 05/15/2043	2,660,000	2,378,102
4.13%, 08/15/2044	850,000	777,285
4.50%, 02/15/2044	500,000	481,973
4.63%, 11/15/2044	500,000	487,852
4.75%, 11/15/2043 to 08/15/2055	251,000	249,064
United States Treasury Notes
1.25%, 11/30/2026	1,045,000	1,025,243
2.88%, 05/15/2032	700,000	657,754
3.38%, 09/15/2027	175,000	174,556
3.75%, 12/31/2028	3,150,000	3,162,551
3.88%, 05/31/2027 to 08/15/2034	3,350,000	3,333,679
4.00%, 04/30/2032	1,130,000	1,132,516
4.13%, 06/15/2026 to 01/31/2027(6)	4,442,000	4,462,709
4.25%, 02/28/2031 to 11/15/2034	1,702,000	1,724,125
4.63%, 11/15/2026 to 02/15/2035	1,715,000	1,775,286
		27,018,236
U.S. Government Agency — 1.7%
Fdederal Home Loan Mtg. Corp.
4.25%, 02/01/2030	1,000,000	1,008,495
Federal Home Loan Bank
2.09%, 02/22/2036	890,000	720,940
Federal Home Loan Mtg. Corp.
2.00%, 11/01/2035 to 08/01/2050	161,928	141,029
3.00%, 04/01/2035	10,058	9,674
3.50%, 07/01/2042 to 02/01/2044	73,941	70,522
5.00%, 01/01/2034 to 04/01/2035	19,575	19,967
6.00%, 05/01/2031	2,039	2,099
7.50%, 12/01/2030 to 02/01/2031	9,157	9,298
Federal National Mtg. Assoc.
2.00%, 02/01/2032 to 11/01/2035	71,795	67,180
2.50%, 06/01/2027 to 03/01/2035	77,005	74,085
3.00%, 10/01/2036 to 04/01/2043	76,148	70,627
3.50%, 08/01/2031 to 05/01/2058	1,186,743	1,102,441
4.00%, 09/01/2038 to 07/01/2056	740,707	705,832
4.02%, 09/01/2030	595,000	594,874
4.21%, 09/01/2030	513,000	516,349
4.32%, 09/01/2030	937,000	947,645
4.50%, 03/01/2041	45,022	45,205
4.61%, 09/01/2030	650,000	664,469
5.00%, 08/01/2035 to 07/01/2047	184,296	189,158
6.00%, 05/01/2031	943	973
6.50%, 05/01/2026 to 11/01/2027	179	185
7.00%, 05/01/2029 to 09/01/2029	2,297	2,399
7.50%, 01/01/2031	1,233	1,272
Government National Mtg. Assoc.
3.00%, 02/15/2043	48,257	44,555
3.50%, 09/15/2042 to 11/20/2047	160,389	150,170
4.00%, 10/20/2044	38,500	36,878

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
4.50%, 05/15/2039 to 10/20/2040	$ 43,837	$ 43,835
5.50%, 07/20/2033	16,663	17,115
6.00%, 07/20/2033	11,755	12,212
6.50%, 03/20/2027 to 04/20/2027	867	898
7.50%, 09/15/2030 to 01/15/2032	9,077	9,431
		7,279,812
Total U.S. Government & Agency Obligations (cost $37,178,294)		34,298,048
FOREIGN GOVERNMENT OBLIGATIONS — 0.6%
Sovereign — 0.6%
Arab Republic of Egypt
8.88%, 05/29/2050	200,000	197,499
Dominican Republic
6.00%, 02/22/2033*	396,000	403,128
Ecuador Government International Bond
5.00%, 07/31/2040*	150,000	123,750
Federative Republic of Brazil
6.63%, 03/15/2035	200,000	205,500
Government of Bermuda
2.38%, 08/20/2030*	260,000	236,374
4.75%, 02/15/2029*	200,000	201,000
5.00%, 07/15/2032*	305,000	307,949
Pakistan Government International Bond
8.88%, 04/08/2051*	200,000	201,008
Republic of Argentina
4.13%, 07/09/2035	150,000	116,025
Republic of Nigeria
9.13%, 01/13/2046*	200,000	214,108
Republic of Paraguay
5.40%, 03/30/2050	200,000	184,372
United Mexican States
6.34%, 05/04/2053	200,000	189,460
Total Foreign Government Obligations (cost $2,555,757)		2,580,173
UNAFFILIATED INVESTMENT COMPANIES — 4.8%
JPMorgan Emerging Markets Equity Fund, Class R6	153,566	7,087,080
JPMorgan High Yield Fund	2,056,242	13,530,069
Total Unaffiliated Investment Companies (cost $17,830,256)		20,617,149
Total Long-Term Investment Securities (cost $377,846,859)		421,093,974
SHORT-TERM INVESTMENTS — 0.8%
Banks — 0.1%
Royal Bank of Canada
3.95%, 11/17/2026	250,000	250,406
Commercial Paper — 0.0%
Deutsche Bank AG/New York NY
4.41%, 07/08/2026	151,000	151,273
Security Description	Shares or Principal Amount	Value

Unaffiliated Investment Companies — 0.7%
JPMorgan Prime Money Market Fund, Class IM 3.86%(7)	3,072,090	$ 3,073,319
Total Short-Term Investments (cost $3,474,319)		3,474,998
TOTAL INVESTMENTS (cost $381,321,178)(8)	98.2%	424,568,972
Other assets less liabilities	1.8	7,655,292
NET ASSETS	100.0%	$432,224,264
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan Diversified Balanced Portfolio has no right to demand registration of these securities. At January 31, 2026, the aggregate value of these securities was $50,816,195 representing 11.8% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Interest Only
(5)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at January 31, 2026.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	The rate shown is the 7-day yield as of January 31, 2026.
(8)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BR—Bearer Shares
CDI—CHESS Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)
FRS—Floating Rate Security
NASDAQ—National Association of Securities Dealers Automated Quotations
NASDAQ Stockholm—Nasdaq Stockholm AB
REMIC—Real Estate Mortgage Investment Conduit
RSP—Risparmio Shares-Savings Shares on the Italian Stock Exchange
SDR—Swedish Depositary Receipt
SOFR—Secured Overnight Financing Rate
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
XAMS—Euronext Amsterdam Stock Exchange
The rates shown on FRS and/or VRS are the current interest rates at January 31, 2026 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
46	Long	Australian Dollar	March 2026	$ 3,074,787	$ 3,207,120	$132,333
30	Long	Canadian Dollar	March 2026	2,168,200	2,211,900	43,700
44	Long	Euro FX	March 2026	6,442,896	6,541,150	98,254
17	Long	Euro STOXX 50 Index	March 2026	1,169,683	1,199,183	29,500

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Futures Contracts — (continued)

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
66	Long	Euro-BTP	March 2026	$ 9,419,929	$ 9,474,807	$ 54,878
13	Long	MSCI EAFE Index	March 2026	1,879,543	1,973,920	94,377
10	Long	TOPIX Index	March 2026	2,181,740	2,311,321	129,581
20	Short	E-Mini Russell 1000 Index	March 2026	2,168,687	2,168,600	87
17	Short	Japan 10 Year Bonds	March 2026	14,654,889	14,457,030	197,859
13	Short	U.S. Treasury 5 Year Notes	March 2026	1,423,984	1,416,086	7,898
						$788,467
						Unrealized (Depreciation)
23	Long	E-Mini Russell 1000 Index	March 2026	$ 5,513,436	$ 5,419,144	$ (94,292)
102	Long	Long Gilt	March 2026	12,685,156	12,680,092	(5,064)
28	Long	S&P 500 E-Mini Index	March 2026	9,754,135	9,752,050	(2,085)
375	Long	U.S. Treasury 10 Year Notes	March 2026	42,400,535	41,935,547	(464,988)
56	Long	U.S. Treasury 2 Year Notes	March 2026	11,687,239	11,675,563	(11,676)
2	Long	U.S. Treasury 5 Year Notes	March 2026	219,269	217,860	(1,409)
32	Long	U.S. Treasury Long Bonds	March 2026	3,734,648	3,684,000	(50,648)
19	Long	U.S. Treasury Ultra 10 Year Notes	March 2026	2,187,038	2,168,969	(18,069)
45	Long	U.S. Treasury Ultra Bonds	March 2026	5,403,641	5,284,687	(118,954)
13	Short	British Pound	March 2026	1,099,044	1,112,881	(13,837)
58	Short	Dow Jones Real Estate Index	March 2026	2,080,327	2,121,060	(40,733)
65	Short	Euro-BUND	March 2026	9,813,720	9,875,206	(61,486)
13	Short	Japanese Yen	March 2026	1,030,063	1,055,187	(25,124)
158	Short	MSCI Emerging Markets Index	March 2026	11,043,968	12,014,320	(970,352)
26	Short	Swiss Franc	March 2026	4,071,583	4,229,875	(158,292)
						$(2,037,009)
		Net Unrealized Appreciation (Depreciation)				$(1,248,542)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
BNP Paribas SA	EUR	181,690	USD	216,330	04/29/2026	$ 104	$ —
HSBC Bank PLC	DKK	912,458	USD	145,590	04/29/2026	61	—
	HKD	4,214,679	USD	541,902	04/29/2026	972	—
	SEK	6,739,132	USD	758,295	04/29/2026	—	(1,524)
	SGD	464,959	USD	368,724	04/29/2026	1,082	—
	USD	1,282,189	AUD	1,852,843	04/29/2026	7,637	—
	USD	1,744,321	CAD	2,378,691	04/29/2026	8,934	—
	USD	806,629	CHF	620,682	04/29/2026	3,610	—
	USD	1,270,547	GBP	930,054	04/29/2026	1,938	—
	USD	143,141	JPY	21,693,614	04/30/2026	—	(1,936)
						24,234	(3,460)
Morgan Stanley & Co. International PLC	USD	153,098	EUR	128,222	04/29/2026	—	(503)
	USD	223,320	JPY	34,123,497	04/30/2026	—	(1,209)
						—	(1,712)
Unrealized Appreciation (Depreciation)						$24,338	$(5,172)
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
JPY—Japanese Yen
SEK—Swedish Krona
SGD—Singapore Dollar
USD—United States Dollar

*	Calculated as a percentage of net assets

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$2,731,386	$40,044	$—	$2,771,430
Iron/Steel	161,818	—	0	161,818
Other Industries	252,724,486	—	—	252,724,486
Preferred Stocks	8,271	—	—	8,271
Corporate Bonds & Notes	—	72,761,970	—	72,761,970
Asset Backed Securities	—	23,834,438	—	23,834,438
Collateralized Mortgage Obligations	—	11,336,191	—	11,336,191
U.S. Government & Agency Obligations	—	34,298,048	—	34,298,048
Foreign Government Obligations	—	2,580,173	—	2,580,173
Unaffiliated Investment Companies	20,617,149	—	—	20,617,149
Short-Term Investments:
Unaffiliated Investment Companies	3,073,319	—	—	3,073,319
Other Short-Term Investments	—	401,679	—	401,679
Total Investments at Value	$279,316,429	$145,252,543	$0	$424,568,972
Other Financial Instruments:†
Futures Contracts	$788,467	$—	$—	$788,467
Forward Foreign Currency Contracts	—	24,338	—	24,338
Total Other Financial Instruments	$788,467	$24,338	$—	$812,805
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$2,037,009	$—	$—	$2,037,009
Forward Foreign Currency Contracts	—	5,172	—	5,172
Total Other Financial Instruments	$2,037,009	$5,172	$—	$2,042,181
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 94.4%
Austria — 0.4%
Raiffeisen Bank International AG	16,716	$ 845,675
Bermuda — 1.4%
Credicorp., Ltd.	5,484	1,956,856
Genpact, Ltd.	25,196	1,111,143
		3,067,999
Brazil — 7.3%
Axia Energia	96,177	993,614
Cia de Saneamento Basico do Estado de Sao Paulo	34,027	913,077
CPFL Energia SA	72,409	708,027
Cury Construtora e Incorporadora SA	97,347	639,084
Itau Unibanco Holding SA (Preference Shares)	379,823	3,283,824
Lojas Renner SA	259,184	735,284
Marcopolo SA (Preference Shares)	400,921	491,367
Motiva Infraestrutura de Mobilidade SA	424,271	1,351,153
Petroleo Brasileiro SA (Preference Shares)	156,347	1,121,783
Porto Seguro SA	96,418	920,439
Telefonica Brasil SA	232,021	1,647,987
TIM SA	154,949	721,933
TOTVS SA	103,957	880,407
Ultrapar Participacoes SA	290,519	1,401,049
Vibra Energia SA	146,684	801,602
		16,610,630
Chile — 1.4%
Banco de Chile	3,843,804	847,209
Falabella SA	123,666	960,084
Latam Airlines Group SA	42,438,036	1,376,833
		3,184,126
China — 20.5%
Agricultural Bank of China, Ltd.	2,025,000	1,417,897
China CITIC Bank Corp., Ltd.	709,000	660,708
China Hongqiao Group, Ltd.	267,500	1,236,812
China Life Insurance Co., Ltd.	470,000	2,098,488
China Pacific Insurance Group Co., Ltd.	279,400	1,409,142
Focus Media Information Technology Co, Ltd., Class A	484,500	502,037
Foxconn Industrial Internet Co., Ltd., Class A	76,800	637,743
GF Securities Co, Ltd., Class A	309,400	1,001,426
Harbin Electric Co, Ltd.	298,000	756,434
Hello Group, Inc. ADR	59,173	403,560
Huayu Automotive Systems Co., Ltd., Class A	199,645	552,518
Industrial & Commercial Bank of China, Ltd.	2,239,000	1,860,077
Jason Furniture Hangzhou Co, Ltd., Class A	127,400	649,055
Lonking Holdings, Ltd.	1,480,000	606,239
Midea Group Co., Ltd., Class A	114,700	1,280,791
NetEase, Inc.	110,700	2,904,917
New China Life Insurance Co., Ltd.	168,200	1,368,276
People's Insurance Co. Group of China, Ltd.	1,401,000	1,219,493
PetroChina Co., Ltd.	1,410,000	1,674,940
PICC Property & Casualty Co., Ltd.	726,000	1,504,581
Ping An Insurance Group Co. of China, Ltd.	183,000	1,703,012
Shengyi Technology Co., Ltd., Class A	65,200	646,980
Tencent Holdings, Ltd.	164,400	12,752,832
Vipshop Holdings, Ltd. ADR	42,116	720,605
Weichai Power Co., Ltd.	346,000	1,179,007
YTO Express Group Co., Ltd., Class A	272,000	660,770
Yunnan Yuntianhua Co., Ltd., Class A	144,800	795,843
Yutong Bus Co., Ltd., Class A	150,400	668,829
Zhejiang Expressway Co., Ltd.	572,000	539,630
Zhejiang Huayou Cobalt Co., Ltd., Class A	69,900	724,300
Security Description	Shares or Principal Amount	Value

China (continued)
Zhuzhou CRRC Times Electric Co., Ltd.	119,800	$ 654,506
Zijin Mining Group Co., Ltd.	316,000	1,694,858
		46,486,306
Colombia — 0.7%
Grupo Cibest SA ADR	18,544	1,514,118
Greece — 2.9%
Eurobank SA†	347,366	1,702,587
Hellenic Telecommunications Organization SA	29,079	543,573
JUMBO SA	17,880	530,699
National Bank of Greece SA	64,022	1,131,876
OPAP SA	29,061	585,606
Piraeus Bank SA	89,471	902,523
Public Power Corp. S.A.	54,541	1,290,417
		6,687,281
Hong Kong — 5.0%
Alibaba Group Holding, Ltd.	282,008	6,107,929
Geely Automobile Holdings, Ltd.	485,000	998,918
Lenovo Group, Ltd.	578,000	657,012
Sinotruk Hong Kong, Ltd.	193,500	889,712
SITC International Holdings Co., Ltd.	294,000	1,096,653
TCL Electronics Holdings, Ltd.	391,000	601,107
WH Group, Ltd.*	874,500	1,027,625
		11,378,956
Hungary — 1.5%
MOL Hungarian Oil & Gas PLC	60,865	743,357
OTP Bank Nyrt	21,961	2,766,771
		3,510,128
India — 6.7%
HDFC Bank, Ltd. ADR	134,193	4,345,169
ICICI Bank, Ltd. ADR	80,984	2,372,021
Infosys, Ltd. ADR	116,565	2,049,213
Reliance Industries, Ltd. GDR*	15,703	953,172
State Bank of India GDR	40,345	4,776,848
Wipro, Ltd. ADR	287,299	723,994
		15,220,417
Indonesia — 0.7%
Aneka Tambang Tbk	2,867,700	719,274
Astra International Tbk PT	2,134,200	807,398
		1,526,672
Ireland — 0.4%
PDD Holdings, Inc. ADR†	9,398	949,668
Kazakhstan — 0.2%
Kaspi.KZ JSC ADR†	4,659	354,876
Luxembourg — 0.5%
Millicom International Cellular SA	19,674	1,200,704
Malaysia — 0.3%
AMMB Holdings Bhd	387,300	633,710
Mexico — 0.3%
Gentera SAB de CV	244,741	680,194
Panama — 0.8%
Copa Holdings SA, Class A	13,840	1,887,776
Philippines — 0.4%
International Container Terminal Services, Inc.	86,710	945,437

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Poland — 1.0%
Orlen SA	37,324	$ 1,134,112
Powszechny Zaklad Ubezpieczen SA	53,958	1,064,277
		2,198,389
Russia — 0.0%
Gazprom PJSC†(1)(2)	430,348	0
Magnitogorsk Iron & Steel Works PJSC†(1)(2)	731,991	0
Sberbank of Russia PJSC†(1)(2)	426,432	0
Severstal PAO GDR†(1)(2)	23,993	0
		0
Saudi Arabia — 0.3%
Etihad Etisalat Co.	38,103	715,153
South Africa — 1.4%
FirstRand, Ltd.	248,975	1,426,303
Harmony Gold Mining Co., Ltd.	48,711	1,096,784
Momentum Group, Ltd.	284,297	662,971
		3,186,058
South Korea — 17.8%
Cheil Worldwide, Inc.	38,534	587,621
DB Insurance Co., Ltd.	5,773	571,926
Hana Financial Group, Inc.	21,165	1,471,875
Hyundai Department Store Co, Ltd.	9,042	588,603
Hyundai Glovis Co., Ltd.	5,706	959,325
Hyundai Mobis Co., Ltd.	3,979	1,241,192
JB Financial Group Co., Ltd.	35,566	621,429
Kangwon Land, Inc.	38,249	463,431
Kia Corp.	16,655	1,765,703
Korea Electric Power Corp.†	20,910	846,917
Korea Investment Holdings Co., Ltd.	5,422	811,756
Korea Shipbuilding & Offshore Engineering Co., Ltd.	4,233	1,216,024
LEENO Industrial, Inc.†	14,738	1,084,309
LG Uplus Corp.	50,327	559,422
Samsung Electronics Co., Ltd.	133,251	14,858,125
Samsung Securities Co., Ltd.	16,400	1,032,263
Shinhan Financial Group Co., Ltd.	26,543	1,554,519
SK Hynix, Inc.	15,899	10,040,427
		40,274,867
Taiwan — 17.5%
ASE Technology Holding Co., Ltd.	172,000	1,623,260
Compeq Manufacturing Co., Ltd.	224,000	1,202,924
Delta Electronics, Inc.	16,000	620,273
Hon Hai Precision Industry Co., Ltd.	125,000	875,834
Marketech International Corp.	73,000	658,786
Powertech Technology, Inc.	106,000	855,545
Sunonwealth Electric Machine Industry Co., Ltd.	125,000	568,001
Taiwan Semiconductor Manufacturing Co., Ltd.	529,166	29,846,509
Tripod Technology Corp.	112,000	1,332,825
WT Microelectronics Co, Ltd.	134,000	664,252
Yuanta Financial Holding Co., Ltd.	1,083,000	1,481,511
		39,729,720
Thailand — 0.3%
Krung Thai Bank PCL	751,900	681,047
United Arab Emirates — 3.8%
Abu Dhabi Commercial Bank PJSC	234,316	971,080
Abu Dhabi Islamic Bank PJSC	118,152	783,069
Abu Dhabi National Oil Co. PJSC	1,290,976	1,441,253
Air Arabia PJSC	482,881	654,798
Security Description	Shares or Principal Amount	Value

United Arab Emirates (continued)
Dubai Islamic Bank PJSC	417,323	$ 1,097,710
Emaar Properties PJSC	540,474	2,207,518
Emirates NBD Bank PJSC	174,207	1,475,245
		8,630,673
United Kingdom — 0.6%
Lion Finance Group PLC	5,375	742,108
Metlen Energy & Metals PLC†	11,605	632,775
		1,374,883
Vietnam — 0.3%
Mobile World Investment Corp.	181,000	648,298
TOTAL INVESTMENTS (cost $142,818,121)(3)	94.4%	214,123,761
Other assets less liabilities	5.6	12,698,603
NET ASSETS	100.0%	$226,822,364
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan Emerging Markets Portfolio has no right to demand registration of these securities. At January 31, 2026, the aggregate value of these securities was $1,980,797 representing 0.9% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2026, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Gazprom PJSC	06/09/21, 07/02/21, 10/01/21, 02/17/22	430,348	$1,687,885	$0	$0.00	0.0%
Magnitogorsk Iron & Steel Works PJSC	10/30/20, 02/10/21, 07/02/21, 10/01/21	731,991	494,468	0	0.00	0.0
Sberbank of Russia PJSC	10/14/20, 11/12/20, 07/02/21, 10/01/21, 11/24/21, 02/17/22	426,432	1,548,837	0	0.00	0.0
Severstal PAO GDR	08/20/19, 03/27/20, 04/06/20, 10/30/20, 07/02/21, 10/01/21	23,993	337,623	0	0.00	0.0
				$0		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
GDR—Global Depositary Receipt

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
160	Long	IFSC Nifty 50 Index	February 2026	$8,145,819	$8,129,280	$(16,539)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Semiconductors	25.7%
Banks	18.5
Internet	9.2
Insurance	5.6
Oil & Gas	3.4
Retail	2.5
Mining	2.5
Electronics	2.4
Telecommunications	2.2
Diversified Financial Services	2.2
Computers	2.0
Auto Manufacturers	1.9
Airlines	1.7
Electric	1.7
Software	1.7
Auto Parts & Equipment	1.4
Commercial Services	1.4
Transportation	1.2
Home Furnishings	1.2
Real Estate	1.0
Electrical Components & Equipment	0.8
Engineering & Construction	0.6
Shipbuilding	0.5
Advertising	0.5
Food	0.4
Water	0.4
Chemicals	0.4
Miscellaneous Manufacturing	0.3
Energy-Alternate Sources	0.3
Machinery-Construction & Mining	0.3
Entertainment	0.3
Lodging	0.2
94.4%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Russia	$—	$—	$0	$0
Saudi Arabia	—	715,153	—	715,153
Other Countries	213,408,608	—	—	213,408,608
Total Investments at Value	$213,408,608	$715,153	$0	$214,123,761
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$16,539	$—	$—	$16,539
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.0%
Aerospace/Defense — 3.6%
General Dynamics Corp.	42,175	$ 14,807,221
RTX Corp.	71,586	14,383,775
		29,190,996
Agriculture — 2.5%
Philip Morris International, Inc.	114,136	20,480,564
Apparel — 0.7%
NIKE, Inc., Class B	89,026	5,502,697
Banks — 12.3%
Bank of America Corp.	350,444	18,643,621
Bank of New York Mellon Corp.	121,153	14,528,668
Citigroup, Inc.	111,452	12,896,111
Goldman Sachs Group, Inc.	12,252	11,460,643
Morgan Stanley	76,548	13,992,974
US Bancorp	67,596	3,792,812
Wells Fargo & Co.	282,202	25,536,459
		100,851,288
Beverages — 1.5%
Coca-Cola Co.	120,063	8,981,913
PepsiCo, Inc.	22,444	3,448,072
		12,429,985
Building Materials — 0.8%
Carrier Global Corp.	114,195	6,803,738
Chemicals — 1.7%
Air Products & Chemicals, Inc.	52,676	14,354,210
Computers — 3.0%
Accenture PLC, Class A	10,924	2,880,003
Hewlett Packard Enterprise Co.	448,166	9,644,532
International Business Machines Corp.	13,144	4,031,265
Seagate Technology Holdings PLC	20,033	8,167,254
		24,723,054
Cosmetics/Personal Care — 1.2%
Procter & Gamble Co.	66,484	10,090,277
Diversified Financial Services — 7.6%
American Express Co.	36,400	12,818,988
Ares Management Corp., Class A	36,889	5,521,177
Blackrock, Inc.	4,422	4,947,953
Capital One Financial Corp.	60,117	13,161,415
Charles Schwab Corp.	157,932	16,412,293
CME Group, Inc.	31,655	9,150,194
		62,012,020
Electric — 4.5%
CMS Energy Corp.	79,254	5,665,869
Dominion Energy, Inc.	177,148	10,658,995
NextEra Energy, Inc.	119,917	10,540,704
Xcel Energy, Inc.	129,601	9,857,452
		36,723,020
Electrical Components & Equipment — 2.1%
Eaton Corp. PLC	48,053	16,886,785
Environmental Control — 0.5%
Republic Services, Inc.	18,788	4,041,111
Food — 0.9%
Mondelez International, Inc., Class A	128,333	7,503,631
Healthcare-Products — 2.9%
Abbott Laboratories	61,805	6,755,286
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Danaher Corp.	36,658	$ 8,024,070
Medtronic PLC	85,866	8,840,763
		23,620,119
Healthcare-Services — 2.4%
Cigna Group	27,933	7,656,715
Quest Diagnostics, Inc.	22,809	4,265,967
UnitedHealth Group, Inc.	28,464	8,167,175
		20,089,857
Insurance — 2.8%
Arthur J. Gallagher & Co.	32,090	8,002,283
Chubb, Ltd.	14,796	4,580,250
Progressive Corp.	27,713	5,764,304
Travelers Cos., Inc.	16,896	4,807,081
		23,153,918
Internet — 4.2%
Alphabet, Inc., Class C	69,420	23,500,753
Meta Platforms, Inc., Class A	15,007	10,752,515
		34,253,268
Machinery-Diversified — 3.2%
Deere & Co.	27,952	14,758,656
Dover Corp.	57,775	11,641,085
		26,399,741
Media — 2.0%
Comcast Corp., Class A	215,636	6,415,171
Walt Disney Co.	87,189	9,834,919
		16,250,090
Miscellaneous Manufacturing — 1.2%
3M Co.	64,740	9,915,578
Oil & Gas — 5.5%
Chevron Corp.	92,400	16,345,560
ConocoPhillips	177,056	18,454,547
EOG Resources, Inc.	93,494	10,483,482
		45,283,589
Packaging & Containers — 0.6%
Packaging Corp. of America	21,911	4,876,293
Pharmaceuticals — 8.1%
AbbVie, Inc.	43,566	9,715,654
Becton Dickinson & Co.	21,821	4,440,137
Bristol-Myers Squibb Co.	108,974	5,999,019
Cencora, Inc.	15,048	5,405,542
CVS Health Corp.	120,428	8,974,294
Eli Lilly & Co.	3,538	3,669,437
Johnson & Johnson	79,845	18,144,776
Merck & Co., Inc.	93,006	10,255,772
		66,604,631
Private Equity — 0.8%
Blackstone, Inc.	45,714	6,510,588
REITS — 2.6%
American Tower Corp.	22,407	4,017,127
AvalonBay Communities, Inc.	17,489	3,107,271
Prologis, Inc.	50,897	6,645,112
Ventas, Inc.	95,043	7,381,990
		21,151,500

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail — 8.3%
Home Depot, Inc.	32,434	$ 12,149,452
Lowe's Cos., Inc.	55,842	14,913,164
McDonald's Corp.	43,357	13,657,455
TJX Cos., Inc.	65,097	9,752,182
Walmart, Inc.	102,362	12,195,409
Yum! Brands, Inc.	33,534	5,214,537
		67,882,199
Semiconductors — 4.7%
Analog Devices, Inc.	43,247	13,444,627
Lam Research Corp.	17,269	4,031,621
NXP Semiconductors NV	37,734	8,533,167
Texas Instruments, Inc.	58,832	12,681,237
		38,690,652
Software — 2.5%
Fidelity National Information Services, Inc.	116,004	6,409,221
Microsoft Corp.	32,856	14,137,608
		20,546,829
Telecommunications — 2.0%
Corning, Inc.	105,280	10,870,160
Verizon Communications, Inc.	133,778	5,955,797
		16,825,957
Security Description	Shares or Principal Amount	Value

Transportation — 2.3%
Norfolk Southern Corp.	12,598	$ 3,669,042
Union Pacific Corp.	65,142	15,314,884
		18,983,926
Total Long-Term Investment Securities (cost $594,054,730)		812,632,111
SHORT-TERM INVESTMENTS — 1.0%
Unaffiliated Investment Companies — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.65%(1) (cost $8,447,858)	8,447,858	8,447,858
TOTAL INVESTMENTS (cost $602,502,588)(2)	100.0%	821,079,969
Other assets less liabilities	0.0	312,063
NET ASSETS	100.0%	$821,392,032
(1)	The rate shown is the 7-day yield as of January 31, 2026.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$812,632,111	$—	$—	$812,632,111
Short-Term Investments	8,447,858	—	—	8,447,858
Total Investments at Value	$821,079,969	$—	$—	$821,079,969
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.9%
Aerospace/Defense — 2.6%
Howmet Aerospace, Inc.	29,153	$ 6,066,156
Northrop Grumman Corp.	11,778	8,153,439
		14,219,595
Auto Manufacturers — 1.6%
Tesla, Inc.†	20,175	8,683,522
Banks — 5.3%
Morgan Stanley	43,801	8,006,823
US Bancorp	73,727	4,136,822
Wells Fargo & Co.	189,497	17,147,583
		29,291,228
Biotechnology — 1.5%
Regeneron Pharmaceuticals, Inc.	5,429	4,025,332
Vertex Pharmaceuticals, Inc.†	8,688	4,082,491
		8,107,823
Building Materials — 3.4%
Carrier Global Corp.	54,622	3,254,379
Trane Technologies PLC	16,960	7,133,037
Vulcan Materials Co.	27,238	8,186,108
		18,573,524
Commercial Services — 0.6%
United Rentals, Inc.	4,381	3,426,205
Computers — 6.8%
Apple, Inc.	144,806	37,574,261
Diversified Financial Services — 5.5%
American Express Co.	36,207	12,751,019
Ameriprise Financial, Inc.	6,970	3,674,515
Mastercard, Inc., Class A	25,857	13,931,493
		30,357,027
Electric — 3.6%
Entergy Corp.	39,644	3,801,463
NextEra Energy, Inc.	131,171	11,529,931
Southern Co.	54,232	4,843,460
		20,174,854
Electrical Components & Equipment — 1.4%
Eaton Corp. PLC	22,720	7,984,262
Electronics — 1.2%
Amphenol Corp., Class A	47,193	6,799,567
Food — 0.9%
Mondelez International, Inc., Class A	83,057	4,856,343
Healthcare-Products — 4.4%
Boston Scientific Corp.†	34,398	3,217,245
Edwards Lifesciences Corp.†	58,464	4,756,631
Medtronic PLC	82,987	8,544,342
Stryker Corp.	21,972	8,119,972
		24,638,190
Insurance — 2.5%
Arthur J. Gallagher & Co.	36,723	9,157,615
Progressive Corp.	23,712	4,932,096
		14,089,711
Internet — 14.2%
Alphabet, Inc., Class A	86,022	29,075,436
Amazon.com, Inc.†	108,992	26,081,786
Security Description	Shares or Principal Amount	Value

Internet (continued)
DoorDash, Inc., Class A†	14,028	$ 2,870,409
Meta Platforms, Inc., Class A	28,800	20,635,200
		78,662,831
Lodging — 0.5%
Marriott International, Inc., Class A	8,951	2,822,250
Machinery-Diversified — 1.1%
Deere & Co.	11,967	6,318,576
Media — 2.0%
Walt Disney Co.	98,929	11,159,191
Oil & Gas Services — 2.3%
Baker Hughes Co.	231,272	12,960,483
Pharmaceuticals — 3.3%
AbbVie, Inc.	39,409	8,788,601
Eli Lilly & Co.	9,001	9,335,387
		18,123,988
Private Equity — 1.6%
Blackstone, Inc.	63,390	9,028,004
REITS — 0.8%
Prologis, Inc.	31,968	4,173,742
Retail — 7.7%
AutoZone, Inc.†	973	3,604,274
Chipotle Mexican Grill, Inc.†	67,893	2,639,001
Lowe's Cos., Inc.	53,680	14,335,781
McDonald's Corp.	35,012	11,028,780
Walmart, Inc.	94,896	11,305,909
		42,913,745
Semiconductors — 15.0%
ASML Holding NV	2,898	4,123,854
Broadcom, Inc.	52,445	17,375,028
Micron Technology, Inc.	8,557	3,550,128
NVIDIA Corp.	252,023	48,169,156
NXP Semiconductors NV	44,883	10,149,842
		83,368,008
Software — 10.1%
Intuit, Inc.	11,119	5,547,491
Microsoft Corp.	85,465	36,774,735
Oracle Corp.	50,792	8,359,347
Roper Technologies, Inc.	4,712	1,749,236
ServiceNow, Inc.†	28,276	3,308,575
		55,739,384
Total Long-Term Investment Securities (cost $454,879,957)		554,046,314

SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.06% dated 01/30/2026, to be repurchased 02/02/2026 in the amount of $1,358,810 and collateralized by $1,390,000 of United States Treasury Notes, bearing interest at 2.75% due 04/30/2027 and having an approximate value of $1,385,880 (cost $1,358,690)	$1,358,690	$ 1,358,690
TOTAL INVESTMENTS (cost $456,238,647)(1)	100.1%	555,405,004
Other assets less liabilities	(0.1)	(720,742)
NET ASSETS	100.0%	$554,684,262
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$554,046,314	$—	$—	$554,046,314
Repurchase Agreements	—	1,358,690	—	1,358,690
Total Investments at Value	$554,046,314	$1,358,690	$—	$555,405,004
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 31.0%
Aerospace/Defense — 0.9%
BAE Systems PLC
1.90%, 02/15/2031*	$ 479,000	$ 425,967
3.00%, 09/15/2050*	231,000	154,221
Boeing Co.
2.20%, 02/04/2026	3,216,000	3,215,449
2.75%, 02/01/2026	278,000	278,000
3.25%, 03/01/2028	429,000	422,483
5.04%, 05/01/2027	170,000	171,789
5.15%, 05/01/2030	1,317,000	1,353,557
5.71%, 05/01/2040	1,195,000	1,221,579
5.81%, 05/01/2050	1,698,000	1,677,042
6.39%, 05/01/2031	235,000	254,987
6.53%, 05/01/2034	2,716,000	3,004,563
L3Harris Technologies, Inc.
4.85%, 04/27/2035	200,000	199,464
5.40%, 07/31/2033	445,000	463,349
Northrop Grumman Corp.
3.85%, 04/15/2045	51,000	40,874
RTX Corp.
3.75%, 11/01/2046	225,000	175,069
4.15%, 05/15/2045	296,000	248,036
4.35%, 04/15/2047	50,000	42,469
4.50%, 06/01/2042	225,000	203,747
5.15%, 02/27/2033	362,000	374,396
TransDigm, Inc.
4.63%, 01/15/2029	2,900,000	2,882,471
		16,809,512
Agriculture — 0.9%
BAT Capital Corp.
4.39%, 08/15/2037	495,000	454,417
4.54%, 08/15/2047	409,000	339,682
4.74%, 03/16/2032	3,067,000	3,090,712
BAT International Finance PLC
4.45%, 03/16/2028	2,960,000	2,984,476
Bunge, Ltd. Finance Corp.
2.75%, 05/14/2031	805,000	741,160
4.65%, 09/17/2034	479,000	470,180
Japan Tobacco, Inc.
5.85%, 06/15/2035*	3,078,000	3,274,150
Philip Morris International, Inc.
5.13%, 11/17/2027	1,150,000	1,174,342
5.13%, 02/15/2030	2,052,000	2,118,269
5.63%, 11/17/2029	495,000	520,668
		15,168,056
Airlines — 0.2%
Air Canada Pass-Through Trust
3.30%, 07/15/2031*	131,824	125,618
3.55%, 07/15/2031*	186,032	177,560
American Airlines Pass-Through Trust
3.00%, 04/15/2030	88,347	85,551
3.70%, 04/01/2028	153,696	153,138
British Airways Pass-Through Trust
3.30%, 06/15/2034*	283,493	267,356
3.80%, 03/20/2033*	156,435	153,350
4.13%, 03/20/2033*	211,368	204,815
Delta Air Lines Pass-Through Trust
2.00%, 12/10/2029	116,777	112,330
United Airlines Pass-Through Trust
2.70%, 11/01/2033	435,892	404,637
3.10%, 04/07/2030	367,351	350,800
Security Description	Shares or Principal Amount	Value

Airlines (continued)
3.50%, 09/01/2031	$ 244,624	$ 240,675
3.70%, 09/01/2031	507,465	484,188
4.00%, 10/11/2027	160,412	160,333
4.15%, 02/25/2033	355,297	350,012
4.55%, 02/25/2033	317,845	308,536
4.60%, 09/01/2027	118,570	118,526
5.45%, 08/15/2038	324,415	332,058
		4,029,483
Auto Manufacturers — 0.1%
Hyundai Capital America
1.50%, 06/15/2026*	380,000	376,478
1.80%, 01/10/2028*	415,000	396,992
2.38%, 10/15/2027*	260,000	252,644
3.00%, 02/10/2027*	200,000	197,876
Stellantis Finance US, Inc.
2.69%, 09/15/2031*	398,000	350,591
		1,574,581
Banks — 8.7%
ABN AMRO Bank NV
2.47%, 12/13/2029*	500,000	477,133
5.52%, 12/03/2035*	300,000	308,940
AIB Group PLC
5.32%, 05/15/2031*	1,120,000	1,157,257
6.61%, 09/13/2029*	495,000	525,122
Australia & New Zealand Banking Group, Ltd.
4.40%, 05/19/2026*	200,000	200,255
Banco Nacional de Panama
2.50%, 08/11/2030*	600,000	535,101
Banco Santander SA
1.72%, 09/14/2027	200,000	197,102
5.59%, 08/08/2028	600,000	621,886
6.61%, 11/07/2028	600,000	639,797
Bank of America Corp.
1.90%, 07/23/2031	290,000	260,897
2.57%, 10/20/2032	3,990,000	3,599,897
5.29%, 04/25/2034	5,455,000	5,603,720
5.51%, 01/24/2036	980,000	1,017,324
5.88%, 03/15/2028(1)	2,572,000	2,603,749
Bank of Ireland Group PLC
2.03%, 09/30/2027*	430,000	424,430
5.60%, 03/20/2030*	275,000	285,708
Bank of New York Mellon Corp.
6.47%, 10/25/2034	400,000	445,163
Bank of Nova Scotia
4.81%, 02/02/2034	465,000	465,500
4.85%, 02/01/2030	187,000	191,318
Banque Federative du Credit Mutuel SA
4.54%, 01/15/2031*	315,000	314,272
5.79%, 07/13/2028*	820,000	852,171
Barclays PLC
2.89%, 11/24/2032	2,322,000	2,109,870
4.94%, 09/10/2030	210,000	213,904
4.97%, 05/16/2029	1,576,000	1,603,263
5.79%, 02/25/2036	290,000	302,197
6.22%, 05/09/2034	200,000	214,676
BNP Paribas SA
3.13%, 01/20/2033*	315,000	287,511
5.18%, 01/09/2030*	910,000	932,887
5.28%, 11/19/2030*	1,095,000	1,127,752
5.50%, 05/20/2030*	851,000	881,041
5.79%, 01/13/2033*	565,000	593,383

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
BPCE SA
2.28%, 01/20/2032*	$ 410,000	$ 365,216
5.39%, 05/28/2031*	765,000	785,996
5.94%, 05/30/2035*	974,000	1,017,370
6.03%, 05/28/2036*	950,000	996,216
6.29%, 01/14/2036*	465,000	496,067
CaixaBank SA
5.58%, 07/03/2036*	2,255,000	2,311,351
6.84%, 09/13/2034*	255,000	284,255
Citigroup, Inc.
2.56%, 05/01/2032	910,000	825,459
3.06%, 01/25/2033	342,000	313,149
3.52%, 10/27/2028	200,000	198,343
3.67%, 07/24/2028	1,380,000	1,373,357
4.45%, 09/29/2027	53,000	53,342
4.50%, 09/11/2031	300,000	300,242
4.54%, 09/19/2030	648,000	653,360
5.17%, 09/11/2036	330,000	331,403
5.45%, 06/11/2035	700,000	721,541
6.88%, 08/15/2030(1)	1,475,000	1,506,795
Cooperatieve Rabobank UA
3.75%, 07/21/2026	485,000	484,286
4.99%, 05/27/2031*	605,000	618,686
Credit Agricole SA
4.82%, 09/25/2033*	505,000	503,368
5.23%, 01/09/2029*	745,000	760,094
5.86%, 01/09/2036*	400,000	420,554
Danske Bank A/S
4.61%, 10/02/2030*	303,000	305,362
5.02%, 03/04/2031*	465,000	473,846
5.71%, 03/01/2030*	580,000	603,176
Deutsche Bank AG
2.31%, 11/16/2027	2,867,000	2,826,586
4.47%, 12/10/2031	175,000	174,805
5.00%, 09/11/2030	260,000	264,512
5.30%, 05/09/2031	1,065,000	1,091,300
5.37%, 01/10/2029	435,000	444,218
5.41%, 05/10/2029	440,000	457,405
6.72%, 01/18/2029	2,978,000	3,119,381
6.82%, 11/20/2029	390,000	415,975
7.15%, 07/13/2027	545,000	552,397
Deutsche Bank AG/New York NY
4.95%, 08/04/2031	375,000	379,383
DNB Bank ASA
1.61%, 03/30/2028*	675,000	656,760
4.38%, 11/04/2031*	305,000	303,503
4.85%, 11/05/2030*	400,000	408,975
Fifth Third Bancorp
5.14%, 01/29/2037	415,000	412,150
Goldman Sachs Group, Inc.
1.95%, 10/21/2027	506,000	498,453
1.99%, 01/27/2032	1,250,000	1,109,458
2.38%, 07/21/2032	365,000	326,404
2.64%, 02/24/2028	599,000	590,420
3.10%, 02/24/2033	654,000	600,956
4.41%, 04/23/2039	530,000	488,947
4.69%, 10/23/2030	630,000	638,550
4.94%, 10/21/2036	455,000	448,655
5.05%, 07/23/2030	260,000	266,282
5.07%, 01/21/2037	590,000	587,470
5.22%, 04/23/2031	373,000	384,209
5.33%, 07/23/2035	550,000	562,003
Security Description	Shares or Principal Amount	Value

Banks (continued)
6.48%, 10/24/2029	$ 530,000	$ 561,094
HSBC Holdings PLC
2.01%, 09/22/2028	600,000	580,466
2.21%, 08/17/2029	415,000	395,435
2.36%, 08/18/2031	580,000	528,805
4.00%, 03/09/2026(1)	1,271,000	1,269,519
4.70%, 03/09/2031(1)	3,212,000	3,040,156
5.29%, 11/19/2030	415,000	428,695
6.33%, 03/09/2044	230,000	251,193
8.11%, 11/03/2033	600,000	701,606
Huntington Bancshares, Inc.
5.27%, 01/15/2031	310,000	318,994
JPMorgan Chase & Co.
2.55%, 11/08/2032	3,529,000	3,179,621
2.96%, 05/13/2031	1,708,000	1,609,722
3.51%, 01/23/2029	3,928,000	3,890,134
4.01%, 04/23/2029	5,046,000	5,042,897
5.77%, 04/22/2035	1,763,000	1,866,831
KBC Group NV
4.45%, 09/23/2031*	1,295,000	1,290,971
4.93%, 10/16/2030*	360,000	367,029
KeyCorp
4.79%, 06/01/2033	110,000	109,822
5.12%, 04/04/2031	470,000	481,545
Lloyds Banking Group PLC
1.63%, 05/11/2027	460,000	457,010
3.75%, 01/11/2027	1,106,000	1,105,362
4.94%, 11/04/2036	525,000	517,046
5.46%, 01/05/2028	475,000	481,161
5.68%, 01/05/2035	515,000	539,774
Macquarie Bank, Ltd.
3.05%, 03/03/2036*	340,000	310,311
6.13%, 03/08/2027*(1)	4,363,000	4,426,133
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/2030	4,140,000	3,767,213
5.16%, 04/24/2031	200,000	205,859
5.19%, 09/12/2036	370,000	374,333
Mizuho Financial Group, Inc.
2.87%, 09/13/2030	337,000	321,012
4.71%, 07/08/2031	605,000	612,369
5.32%, 07/08/2036	1,265,000	1,296,331
Morgan Stanley
2.51%, 10/20/2032	3,649,000	3,275,400
2.70%, 01/22/2031	272,000	255,241
3.13%, 07/27/2026	73,000	72,735
3.22%, 04/22/2042	705,000	547,642
4.30%, 01/27/2045	275,000	237,491
4.35%, 09/08/2026	75,000	75,209
4.43%, 01/23/2030	457,000	459,997
4.46%, 04/22/2039	300,000	281,331
5.04%, 07/19/2030	210,000	215,146
5.07%, 01/30/2037	585,000	582,280
5.32%, 07/19/2035	285,000	292,242
5.42%, 07/21/2034	1,632,000	1,689,520
5.45%, 07/20/2029	688,000	709,236
5.47%, 01/18/2035	264,000	273,096
NatWest Group PLC
4.45%, 05/08/2030	250,000	251,168
4.89%, 05/18/2029	400,000	406,770
5.08%, 01/27/2030	355,000	363,694
5.78%, 03/01/2035	495,000	522,607
6.02%, 03/02/2034	416,000	446,063

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
NatWest Markets PLC
5.41%, 05/17/2029*	$ 815,000	$ 845,646
Northern Trust Corp.
3.38%, 05/08/2032	105,000	103,616
PNC Financial Services Group, Inc.
4.81%, 10/21/2032	390,000	395,630
5.07%, 01/24/2034	606,000	617,538
5.37%, 07/21/2036	610,000	624,572
Royal Bank of Canada
4.65%, 10/18/2030	625,000	634,084
Santander Holdings USA, Inc.
6.17%, 01/09/2030	570,000	594,981
Santander UK Group Holdings PLC
1.67%, 06/14/2027	465,000	460,812
4.86%, 09/11/2030	410,000	415,295
5.69%, 04/15/2031	680,000	709,106
6.53%, 01/10/2029	800,000	835,112
Skandinaviska Enskilda Banken AB
4.50%, 09/03/2030*	410,000	411,675
5.38%, 03/05/2029*	650,000	672,074
Societe Generale SA
1.79%, 06/09/2027*	420,000	416,349
2.89%, 06/09/2032*	980,000	890,598
3.00%, 01/22/2030*	352,000	331,916
3.34%, 01/21/2033*	700,000	641,926
5.25%, 02/19/2027*	466,000	471,515
5.51%, 05/22/2031*	1,734,000	1,791,078
Standard Chartered PLC
5.24%, 01/13/2037*	200,000	199,246
5.69%, 05/14/2028*	240,000	244,694
State Street Corp.
4.78%, 10/23/2036	265,000	261,793
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	4,943,000	4,504,588
3.04%, 07/16/2029	1,142,000	1,099,580
5.24%, 04/15/2030	300,000	310,415
5.71%, 01/13/2030	330,000	347,017
Toronto-Dominion Bank
5.30%, 01/30/2032	445,000	464,591
Truist Financial Corp.
4.96%, 10/23/2036	600,000	590,746
5.71%, 01/24/2035	308,000	322,556
7.16%, 10/30/2029	517,000	556,729
UBS Group AG
3.87%, 01/12/2029*	250,000	248,748
4.38%, 02/10/2031*(1)	3,708,000	3,386,545
4.40%, 09/23/2031*	265,000	263,682
4.84%, 11/06/2033*	790,000	790,354
5.01%, 03/23/2037*	665,000	656,981
6.30%, 09/22/2034*	200,000	217,293
UniCredit SpA
1.98%, 06/03/2027*	330,000	327,565
US Bancorp
5.08%, 05/15/2031	510,000	524,636
Wells Fargo & Co.
2.57%, 02/11/2031	6,334,000	5,919,392
4.90%, 07/25/2033	443,000	448,647
4.96%, 01/23/2037	280,000	277,713
5.20%, 01/23/2030	410,000	422,179
5.21%, 12/03/2035	1,280,000	1,298,211
5.39%, 04/24/2034	536,000	554,332
5.56%, 07/25/2034	485,000	505,434
Security Description	Shares or Principal Amount	Value

Banks (continued)
5.57%, 07/25/2029	$ 456,000	$ 471,825
5.61%, 04/23/2036	1,835,000	1,912,883
6.30%, 10/23/2029	1,090,000	1,151,110
		155,133,542
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	498,000	491,111
Constellation Brands, Inc.
4.80%, 05/01/2030	754,000	767,176
Molson Coors Beverage Co.
4.20%, 07/15/2046	166,000	134,075
		1,392,362
Biotechnology — 0.3%
Amgen, Inc.
3.15%, 02/21/2040	578,000	455,478
5.60%, 03/02/2043	146,000	147,090
5.65%, 03/02/2053	1,045,000	1,028,611
Biogen, Inc.
5.75%, 05/15/2035	360,000	377,949
Genmab A/S/Genmab Finance LLC
6.25%, 12/15/2032*	2,414,000	2,474,442
Gilead Sciences, Inc.
2.60%, 10/01/2040	705,000	519,210
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	900,000	805,047
		5,807,827
Building Materials — 0.3%
CRH America, Inc.
5.13%, 05/18/2045*	200,000	186,789
Masco Corp.
2.00%, 10/01/2030	107,000	95,893
6.50%, 08/15/2032	250,000	272,748
Quikrete Holdings, Inc.
6.38%, 03/01/2032*	3,210,000	3,329,064
Vulcan Materials Co.
3.50%, 06/01/2030	1,177,000	1,139,979
		5,024,473
Chemicals — 0.1%
DowDuPont, Inc.
5.42%, 11/15/2048	106,000	100,190
DuPont de Nemours, Inc.
5.32%, 11/15/2038	420,000	419,722
EIDP, Inc.
5.13%, 05/15/2032	690,000	710,623
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030*	535,000	483,657
		1,714,192
Commercial Services — 1.0%
Ashtead Capital, Inc.
5.55%, 05/30/2033*	2,790,000	2,883,703
5.80%, 04/15/2034*	718,000	752,764
Element Fleet Management Corp.
5.04%, 03/25/2030*	720,000	735,628
6.27%, 06/26/2026*	355,000	357,552
ERAC USA Finance LLC
4.50%, 02/15/2045*	200,000	174,157
7.00%, 10/15/2037*	719,000	828,984

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services (continued)
Ford Foundation
2.82%, 06/01/2070	$ 175,000	$ 99,449
Global Payments, Inc.
2.90%, 05/15/2030	2,887,000	2,683,855
2.90%, 11/15/2031	1,048,000	940,188
5.30%, 08/15/2029	169,000	173,041
5.55%, 11/15/2035	1,005,000	996,575
Pepperdine University
3.30%, 12/01/2059	290,000	184,692
Quanta Services, Inc.
2.35%, 01/15/2032	560,000	495,776
2.90%, 10/01/2030	710,000	665,551
5.10%, 08/09/2035	455,000	454,750
Toll Road Investors Partnership II LP
Zero Coupon, 02/15/2026*	939,000	936,925
Zero Coupon, 02/15/2029*	2,723,000	2,266,525
Zero Coupon, 02/15/2031*	939,000	661,832
Zero Coupon, 02/15/2043*	1,484,091	512,605
University of Southern California
3.23%, 10/01/2120	280,000	159,057
Verisk Analytics, Inc.
5.75%, 04/01/2033	395,000	417,432
		17,381,041
Computers — 0.4%
Accenture Capital, Inc.
4.50%, 10/04/2034	260,000	255,709
Apple, Inc.
2.70%, 08/05/2051	890,000	551,096
CGI, Inc.
2.30%, 09/14/2031	776,000	688,023
Dell International LLC/EMC Corp.
5.30%, 10/01/2029	3,767,000	3,886,229
5.30%, 04/01/2032	1,015,000	1,042,953
Leidos, Inc.
2.30%, 02/15/2031	235,000	211,790
		6,635,800
Cosmetics/Personal Care — 0.1%
Haleon US Capital LLC
3.63%, 03/24/2032	1,762,000	1,678,441
Diversified Financial Services — 2.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.75%, 01/15/2033	155,000	153,499
5.00%, 11/15/2035	185,000	182,231
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
2.45%, 10/29/2026	835,000	825,612
6.10%, 01/15/2027	610,000	621,577
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/2028	1,255,000	1,217,464
3.30%, 01/30/2032	1,477,000	1,366,519
Aircastle, Ltd./Aircastle Ireland DAC
5.25%, 03/15/2030*	370,000	378,529
American Express Co.
4.80%, 10/24/2036	305,000	298,987
4.92%, 07/20/2033	245,000	248,193
5.44%, 01/30/2036	445,000	459,351
Aviation Capital Group LLC
5.13%, 04/10/2030*	355,000	360,744
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Avolon Holdings Funding, Ltd.
2.13%, 02/21/2026*	$ 1,762,000	$ 1,759,564
2.53%, 11/18/2027*	856,000	831,202
2.75%, 02/21/2028*	257,000	249,488
4.25%, 04/15/2026*	1,194,000	1,194,141
4.38%, 05/01/2026*	614,000	614,233
4.70%, 01/30/2031*	305,000	303,375
4.95%, 01/15/2028*	506,000	512,217
5.15%, 01/15/2030*	195,000	198,335
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045*	110,000	94,346
Capital One Financial Corp.
2.62%, 11/02/2032	475,000	425,890
5.20%, 09/11/2036	335,000	330,334
5.82%, 02/01/2034	1,300,000	1,355,745
6.05%, 02/01/2035	1,689,000	1,773,972
6.38%, 06/08/2034	2,029,000	2,178,741
Charles Schwab Corp.
5.00%, 06/01/2027(1)	3,313,000	3,318,168
5.85%, 05/19/2034	2,505,000	2,673,789
6.14%, 08/24/2034	1,643,000	1,784,169
Discover Financial Services
6.70%, 11/29/2032	4,075,000	4,496,999
Intercontinental Exchange, Inc.
5.25%, 06/15/2031	1,023,000	1,068,704
Jane Street Group/JSG Finance, Inc.
6.75%, 05/01/2033*	3,100,000	3,224,430
LPL Holdings, Inc.
4.00%, 03/15/2029*	2,138,000	2,108,431
6.00%, 05/20/2034	1,976,000	2,072,047
6.75%, 11/17/2028	689,000	732,880
LSEGA Financing PLC
2.00%, 04/06/2028*	925,000	886,691
Macquarie Airfinance Holdings, Ltd.
5.15%, 03/17/2030*	185,000	187,310
5.20%, 03/27/2028*	330,000	335,178
Nasdaq, Inc.
5.55%, 02/15/2034	162,000	169,325
Nomura Holdings, Inc.
2.68%, 07/16/2030	350,000	324,226
		41,316,636
Electric — 2.5%
AEP Transmission Co. LLC
3.15%, 09/15/2049	95,000	63,974
AES Corp.
5.80%, 03/15/2032	510,000	527,227
Alabama Power Co.
3.75%, 03/01/2045	50,000	39,370
4.10%, 01/15/2042	63,000	53,017
5.70%, 02/15/2033	100,000	106,155
Ameren Illinois Co.
3.25%, 03/15/2050	400,000	275,231
American Electric Power Co., Inc.
5.95%, 11/01/2032	1,608,000	1,724,404
Baltimore Gas & Electric Co.
3.20%, 09/15/2049	230,000	156,126
5.65%, 06/01/2054	330,000	327,760
Berkshire Hathaway Energy Co.
6.13%, 04/01/2036	176,000	190,739
Brazos Securitization LLC
5.41%, 09/01/2052*	1,837,000	1,743,891

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028*	$ 286,000	$ 281,860
5.95%, 12/15/2036	100,000	104,408
CMS Energy Corp.
2.95%, 02/15/2027	116,000	114,740
Commonwealth Edison Co.
3.65%, 06/15/2046	121,000	92,420
Constellation Energy Generation LLC
3.75%, 03/01/2031*	2,005,000	1,932,333
5.75%, 10/01/2041	950,000	970,131
5.80%, 03/01/2033	109,000	115,690
Consumers 2023 Securitization Funding LLC
5.55%, 03/01/2028	600,962	606,443
Delmarva Power & Light Co.
4.15%, 05/15/2045	190,000	160,852
DTE Electric Co.
3.70%, 03/15/2045	111,000	86,782
Duke Energy Corp.
3.75%, 09/01/2046	705,000	534,533
5.70%, 09/15/2055	325,000	316,215
Duke Energy Indiana LLC
6.12%, 10/15/2035	100,000	107,997
Duke Energy Progress LLC
2.90%, 08/15/2051	320,000	201,728
4.15%, 12/01/2044	180,000	150,053
Duquesne Light Holdings, Inc.
2.53%, 10/01/2030*	350,000	319,721
3.62%, 08/01/2027*	400,000	395,756
Electricite de France SA
5.95%, 04/22/2034*	375,000	398,271
6.90%, 05/23/2053*	983,000	1,092,552
Emera US Finance LP
4.75%, 06/15/2046	320,000	273,667
Empire District Bondco LLC
4.94%, 01/01/2035	754,290	765,434
Enel Finance International NV
3.50%, 04/06/2028*	3,200,000	3,160,950
5.00%, 09/30/2035*	405,000	400,582
Entergy Arkansas LLC
2.65%, 06/15/2051	590,000	350,923
Entergy Louisiana LLC
2.90%, 03/15/2051	240,000	150,490
3.05%, 06/01/2031	145,000	135,925
5.80%, 03/15/2055	150,000	150,877
Entergy Mississippi LLC
5.85%, 06/01/2054	210,000	212,578
Evergy Metro, Inc.
4.20%, 03/15/2048	100,000	81,387
5.40%, 04/01/2034	211,000	219,665
Evergy, Inc.
2.90%, 09/15/2029	239,000	227,850
Fells Point Funding Trust
3.05%, 01/31/2027*	1,215,000	1,204,254
FirstEnergy Pennsylvania Electric Co.
3.25%, 03/15/2028*	75,000	73,584
Fortis, Inc.
3.06%, 10/04/2026	127,000	126,128
ITC Holdings Corp.
2.95%, 05/14/2030*	210,000	198,346
4.95%, 09/22/2027*	585,000	592,012
5.30%, 07/01/2043	175,000	167,150
Security Description	Shares or Principal Amount	Value

Electric (continued)
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	$ 2,876,000	$ 2,595,140
5.10%, 01/15/2035	155,000	157,035
6.15%, 06/01/2037	100,000	107,690
Massachusetts Electric Co.
4.00%, 08/15/2046*	241,000	189,762
Nevada Power Co.
5.38%, 09/15/2040	96,000	95,090
New England Power Co.
3.80%, 12/05/2047*	140,000	106,653
New York State Electric & Gas Corp.
3.25%, 12/01/2026*	113,000	112,241
Niagara Mohawk Power Corp.
1.96%, 06/27/2030*	450,000	407,687
6.00%, 07/03/2055*	40,000	40,317
NRG Energy, Inc.
2.45%, 12/02/2027*	395,000	381,852
4.45%, 06/15/2029*	300,000	298,642
OGE Energy Corp.
5.45%, 05/15/2029	140,000	144,985
Ohio Power Co.
2.90%, 10/01/2051	335,000	207,726
Oncor Electric Delivery Co. LLC
3.10%, 09/15/2049	425,000	282,631
Pacific Gas & Electric Co.
2.95%, 03/01/2026	1,185,000	1,183,815
3.00%, 06/15/2028	1,428,000	1,389,516
3.30%, 08/01/2040	3,970,000	3,014,029
3.75%, 08/15/2042	75,000	56,926
4.30%, 03/15/2045	130,000	103,382
4.45%, 04/15/2042	420,000	349,263
5.80%, 05/15/2034	683,000	708,511
5.90%, 10/01/2054	40,000	38,460
6.40%, 06/15/2033	355,000	382,536
6.75%, 01/15/2053	25,000	26,642
Pacific Gas and Electric Co.
6.00%, 08/15/2035	1,285,000	1,344,819
Pepco Holdings LLC
7.45%, 08/15/2032	119,000	136,706
PG&E Recovery Funding LLC
5.23%, 06/01/2042	345,000	345,637
5.53%, 06/01/2051	410,000	411,027
5.54%, 07/15/2049	420,000	421,211
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/2038	305,000	296,603
5.10%, 06/01/2054	385,000	357,226
5.21%, 12/01/2049	205,000	198,440
PPL Electric Utilities Corp.
4.13%, 06/15/2044	270,000	226,204
Progress Energy, Inc.
7.00%, 10/30/2031	150,000	168,099
Public Service Co. of Colorado
3.55%, 06/15/2046	53,000	39,032
Public Service Co. of Oklahoma
5.20%, 01/15/2035	110,000	110,898
6.63%, 11/15/2037	450,000	497,663
Public Service Electric & Gas Co.
3.00%, 03/01/2051	675,000	442,432
5.70%, 12/01/2036	100,000	105,848
Puget Energy, Inc.
5.73%, 03/15/2035	205,000	209,630
San Diego Gas & Electric Co.
2.95%, 08/15/2051	445,000	285,415

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
SCE Recovery Funding LLC
4.70%, 06/15/2042	$ 356,145	$ 354,721
5.11%, 12/14/2049	165,000	157,050
5.34%, 03/15/2047	335,000	333,933
Sigeco Securitization I LLC
5.03%, 11/15/2038	329,745	337,661
Southern California Edison Co.
4.05%, 03/15/2042	350,000	280,227
5.55%, 01/15/2036	100,000	101,012
5.75%, 04/15/2054	660,000	622,400
5.88%, 12/01/2053	447,000	429,147
5.90%, 03/01/2055	255,000	246,109
Southern Co.
5.20%, 06/15/2033	696,000	713,838
Southwestern Electric Power Co.
3.90%, 04/01/2045	110,000	85,114
Southwestern Public Service Co.
4.50%, 08/15/2041	100,000	88,469
Virginia Electric & Power Co.
4.45%, 02/15/2044	180,000	155,917
Vistra Operations Co. LLC
5.70%, 12/30/2034*	155,000	158,903
6.00%, 04/15/2034*	318,000	333,373
		44,057,476
Electronics — 0.3%
Amphenol Corp.
5.30%, 11/15/2055	500,000	476,956
Arrow Electronics, Inc.
2.95%, 02/15/2032	2,600,000	2,328,498
5.88%, 04/10/2034	1,627,000	1,694,428
Honeywell International, Inc.
5.25%, 03/01/2054	440,000	417,551
		4,917,433
Entertainment — 0.0%
WMG Acquisition Corp.
3.00%, 02/15/2031*	820,000	763,753
Food — 0.4%
Bimbo Bakeries USA, Inc.
4.00%, 05/17/2051*	445,000	343,171
5.38%, 01/09/2036*	200,000	203,709
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.50%, 01/15/2036	610,000	619,107
5.95%, 04/20/2035	175,000	183,897
6.38%, 04/15/2066	685,000	692,425
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.75%, 12/01/2031	490,000	463,987
6.75%, 03/15/2034	520,000	573,296
Kraft Heinz Foods Co.
4.63%, 10/01/2039	400,000	361,275
Kroger Co.
5.00%, 09/15/2034	190,000	190,173
5.50%, 09/15/2054	140,000	133,578
Mars, Inc.
5.65%, 05/01/2045*	745,000	751,487
Performance Food Group, Inc.
6.13%, 09/15/2032*	2,170,000	2,228,716
Post Holdings, Inc.
4.50%, 09/15/2031*	270,000	255,788
Security Description	Shares or Principal Amount	Value

Food (continued)
4.63%, 04/15/2030*	$ 681,000	$ 665,004
Tyson Foods, Inc.
5.70%, 03/15/2034	165,000	173,729
		7,839,342
Forest Products & Paper — 0.0%
Pabrik Kertas Tjiwi Kimia Tbk PT
2.00%, 04/30/2029(2)(3)	152,938	38,235
Pindo Deli Pulp & Paper Mills PT FRS
8.51%, (3 ML+3.00%), 04/28/2027*(2)	747,821	0
		38,235
Gas — 0.3%
APA Infrastructure, Ltd.
5.13%, 09/16/2034*	227,000	227,501
Atmos Energy Corp.
4.13%, 10/15/2044	270,000	227,860
Boston Gas Co.
3.15%, 08/01/2027*	3,510,000	3,464,477
Brooklyn Union Gas Co.
4.27%, 03/15/2048*	250,000	199,846
NiSource, Inc.
1.70%, 02/15/2031	360,000	316,651
3.60%, 05/01/2030	1,413,000	1,374,825
Southern Co. Gas Capital Corp.
3.15%, 09/30/2051	295,000	191,971
3.95%, 10/01/2046	71,000	55,335
5.10%, 09/15/2035	150,000	150,691
		6,209,157
Healthcare-Products — 0.3%
Alcon Finance Corp.
2.60%, 05/27/2030*	989,000	921,776
2.75%, 09/23/2026*	716,000	710,218
3.00%, 09/23/2029*	1,307,000	1,254,814
5.38%, 12/06/2032*	707,000	739,072
Boston Scientific Corp.
4.55%, 03/01/2039	98,000	93,473
DH Europe Finance II SARL
3.25%, 11/15/2039	202,000	165,025
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.25%, 04/01/2029*	1,534,000	1,583,258
Solventum Corp.
5.60%, 03/23/2034	543,000	564,576
		6,032,212
Healthcare-Services — 1.4%
Adventist Health System
5.43%, 03/01/2032	2,427,000	2,484,009
Children's Hospital
2.93%, 07/15/2050	340,000	217,851
Children's Hospital Corp.
2.59%, 02/01/2050	270,000	165,320
Cigna Group
3.20%, 03/15/2040	319,000	249,832
5.25%, 01/15/2036	496,000	502,915
CommonSpirit Health
2.78%, 10/01/2030	275,000	255,751
3.91%, 10/01/2050	275,000	204,528
Cottage Health Obligated Group
3.30%, 11/01/2049	320,000	223,692
Elevance Health, Inc.
4.65%, 08/15/2044	180,000	158,359

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Services (continued)
Hackensack Meridian Health, Inc.
2.68%, 09/01/2041	$ 760,000	$ 549,056
2.88%, 09/01/2050	400,000	256,782
Hartford HealthCare Corp.
3.45%, 07/01/2054	700,000	497,857
HCA, Inc.
3.50%, 07/15/2051	137,000	92,978
3.63%, 03/15/2032	170,000	160,406
4.90%, 11/15/2035	190,000	186,598
5.13%, 06/15/2039	335,000	323,309
5.45%, 09/15/2034	355,000	364,377
5.50%, 06/15/2047	390,000	368,063
5.75%, 03/01/2035	405,000	423,531
5.95%, 09/15/2054	200,000	197,310
6.10%, 04/01/2064	500,000	496,356
Humana, Inc.
5.88%, 03/01/2033	2,100,000	2,173,914
Icon Investments Six DAC
6.00%, 05/08/2034	1,524,000	1,602,087
Marin General Hospital
7.24%, 08/01/2045	1,226,000	1,330,888
Memorial Health Services
3.45%, 11/01/2049	620,000	443,359
MyMichigan Health
3.41%, 06/01/2050	155,000	107,336
Northwell Healthcare, Inc.
3.98%, 11/01/2046	594,000	470,337
NYU Langone Hospitals
3.38%, 07/01/2055	270,000	185,276
Piedmont Healthcare, Inc.
2.86%, 01/01/2052	460,000	291,843
Texas Health Resources
2.33%, 11/15/2050	220,000	124,653
4.33%, 11/15/2055	400,000	329,079
Toledo Hospital
5.33%, 11/15/2028	3,425,000	3,478,143
5.75%, 11/15/2038	1,296,000	1,308,401
UnitedHealth Group, Inc.
3.25%, 05/15/2051	345,000	232,064
3.50%, 08/15/2039	420,000	346,820
5.15%, 07/15/2034	3,146,000	3,209,630
5.88%, 02/15/2053	250,000	251,204
Yale-New Haven Health Services Corp.
2.50%, 07/01/2050	390,000	227,703
		24,491,617
Insurance — 0.9%
AIA Group, Ltd.
3.20%, 09/16/2040*	250,000	196,019
Aon North America, Inc.
5.45%, 03/01/2034	650,000	675,122
5.75%, 03/01/2054	225,000	224,369
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	410,000	312,957
Brown & Brown, Inc.
2.38%, 03/15/2031	910,000	817,951
4.95%, 03/17/2052	628,000	545,351
5.55%, 06/23/2035	968,000	990,396
F&G Annuities & Life, Inc.
6.50%, 06/04/2029	430,000	446,884
F&G Global Funding
1.75%, 06/30/2026*	380,000	376,542
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Fairfax Financial Holdings, Ltd.
3.38%, 03/03/2031	$ 551,000	$ 520,811
4.85%, 04/17/2028	2,552,000	2,587,170
5.63%, 08/16/2032	1,822,000	1,901,900
Guardian Life Insurance Co. of America
4.85%, 01/24/2077*	63,000	51,375
Hanover Insurance Group, Inc.
2.50%, 09/01/2030	250,000	228,354
Hartford Financial Services Group, Inc.
4.30%, 04/15/2043	260,000	223,837
HUB International, Ltd.
7.25%, 06/15/2030*	2,009,000	2,096,098
New York Life Insurance Co.
4.45%, 05/15/2069*	305,000	238,623
Pacific Life Insurance Co.
4.30%, 10/24/2067*	249,000	199,709
Principal Financial Group, Inc.
4.11%, 02/15/2028*	321,000	320,811
Sammons Financial Group, Inc.
6.88%, 04/15/2034*	2,862,000	3,123,265
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047*	200,000	164,744
		16,242,288
Internet — 0.2%
Amazon.com, Inc.
3.95%, 04/13/2052	655,000	510,657
Meta Platforms, Inc.
4.88%, 11/15/2035	730,000	722,075
5.40%, 08/15/2054	250,000	230,399
5.50%, 11/15/2045	730,000	701,992
5.60%, 05/15/2053	525,000	498,037
5.63%, 11/15/2055	235,000	223,598
Uber Technologies, Inc.
4.80%, 09/15/2034	240,000	238,738
		3,125,496
Lodging — 0.2%
Hilton Domestic Operating Co., Inc.
5.88%, 03/15/2033*	2,184,000	2,241,046
Marriott International, Inc.
3.50%, 10/15/2032	1,699,000	1,585,421
		3,826,467
Machinery-Diversified — 0.6%
CNH Industrial NV
3.85%, 11/15/2027	713,000	710,390
nVent Finance SARL
4.55%, 04/15/2028	225,000	226,071
Regal Rexnord Corp.
6.05%, 04/15/2028	829,000	859,356
6.30%, 02/15/2030	2,533,000	2,685,658
6.40%, 04/15/2033	1,964,000	2,098,783
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/2028	3,564,000	3,611,088
		10,191,346
Media — 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	3,485,000	3,275,345
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041	260,000	186,074
3.70%, 04/01/2051	525,000	335,695

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
4.80%, 03/01/2050	$ 510,000	$ 386,473
6.38%, 10/23/2035	471,000	486,814
6.83%, 10/23/2055	175,000	167,938
Comcast Corp.
3.20%, 07/15/2036	300,000	254,721
3.25%, 11/01/2039	550,000	429,087
3.90%, 03/01/2038	273,000	236,880
4.20%, 08/15/2034	630,000	600,017
5.17%, 01/15/2037*	393,000	386,537
5.35%, 05/15/2053	360,000	323,767
Cox Communications, Inc.
2.95%, 10/01/2050*	255,000	143,140
Time Warner Cable LLC
4.50%, 09/15/2042	2,789,000	2,150,718
5.50%, 09/01/2041	700,000	613,921
		9,977,127
Metal Fabricate/Hardware — 0.0%
Precision Castparts Corp.
4.38%, 06/15/2045	100,000	86,917
Mining — 0.6%
Anglo American Capital PLC
2.88%, 03/17/2031*	1,551,000	1,433,930
3.88%, 03/16/2029*	1,901,000	1,877,796
4.75%, 03/16/2052*	2,499,000	2,117,993
5.75%, 04/05/2034*	755,000	791,725
Corp. Nacional del Cobre de Chile
6.44%, 01/26/2036*	339,000	364,871
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	1,295,000	1,251,229
Glencore Funding LLC
2.85%, 04/27/2031*	2,121,000	1,964,248
5.63%, 04/04/2034*	390,000	408,344
		10,210,136
Miscellaneous Manufacturing — 0.0%
Eaton Corp.
5.80%, 03/15/2037	300,000	314,621
Oil & Gas — 0.9%
BP Capital Markets America, Inc.
2.77%, 11/10/2050	450,000	278,931
2.94%, 06/04/2051	500,000	319,943
ConocoPhillips Co.
5.50%, 01/15/2055	400,000	385,204
Coterra Energy, Inc.
5.40%, 02/15/2035	410,000	417,314
Devon Energy Corp.
5.75%, 09/15/2054	143,000	135,858
Eni SpA
4.25%, 05/09/2029*	1,407,000	1,412,187
5.50%, 05/15/2034*	3,097,000	3,200,922
5.95%, 05/15/2054*	290,000	291,285
Eni USA, Inc.
7.30%, 11/15/2027	200,000	211,496
EQT Corp.
3.63%, 05/15/2031*	807,000	763,037
3.90%, 10/01/2027	1,076,000	1,071,910
5.00%, 01/15/2029	697,000	709,285
Exxon Mobil Corp.
3.00%, 08/16/2039	410,000	327,623
3.10%, 08/16/2049	510,000	347,233
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Marathon Petroleum Corp.
4.75%, 09/15/2044	$ 2,160,000	$ 1,863,911
5.85%, 12/15/2045	974,000	951,068
Pioneer Natural Resources Co.
2.15%, 01/15/2031	285,000	258,839
Santos Finance, Ltd.
5.75%, 11/13/2035*	790,000	792,229
6.88%, 09/19/2033*	1,618,000	1,772,498
Suncor Energy, Inc.
7.88%, 06/15/2026	144,000	145,981
TotalEnergies Capital International SA
2.99%, 06/29/2041	760,000	572,687
3.46%, 07/12/2049	385,000	276,790
		16,506,231
Packaging & Containers — 0.0%
Graphic Packaging International LLC
1.51%, 04/15/2026*	545,000	541,403
Packaging Corp. of America
4.05%, 12/15/2049	385,000	306,645
		848,048
Pharmaceuticals — 0.3%
AbbVie, Inc.
4.05%, 11/21/2039	1,184,000	1,053,821
4.40%, 11/06/2042	275,000	244,612
4.50%, 05/14/2035	420,000	411,251
5.05%, 03/15/2034	115,000	117,887
AstraZeneca PLC
4.00%, 09/18/2042	110,000	94,800
6.45%, 09/15/2037	140,000	158,476
Bristol-Myers Squibb Co.
4.13%, 06/15/2039	241,000	217,689
4.25%, 10/26/2049	401,000	327,426
4.55%, 02/20/2048	121,000	104,248
Cencora, Inc.
5.15%, 02/15/2035	780,000	796,037
CVS Health Corp.
4.30%, 03/25/2028	75,000	75,245
CVS Pass-Through Trust
4.70%, 01/10/2036*	174,534	166,682
7.51%, 01/10/2032*	129,136	137,273
8.35%, 07/10/2031*	171,256	185,218
Eli Lilly & Co.
5.00%, 02/09/2054	330,000	305,032
Pfizer Investment Enterprises Pte., Ltd.
5.30%, 05/19/2053	795,000	754,007
Takeda Pharmaceutical Co., Ltd.
3.18%, 07/09/2050	693,000	464,075
5.65%, 07/05/2044	292,000	293,865
		5,907,644
Pipelines — 1.7%
Cameron LNG LLC
3.70%, 01/15/2039*	479,000	406,538
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/2039	1,036,000	887,071
Cheniere Energy Partners LP
5.55%, 10/30/2035*	3,257,000	3,331,258
Cheniere Energy, Inc.
5.65%, 04/15/2034	260,000	269,564
Columbia Pipelines Operating Co. LLC
5.44%, 02/15/2035*	1,130,000	1,154,005
5.96%, 02/15/2055*	765,000	757,374

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Eastern Energy Gas Holdings LLC
6.20%, 01/15/2055	$ 230,000	$ 240,195
Eastern Gas Transmission & Storage, Inc.
3.90%, 11/15/2049	423,000	316,122
Enbridge, Inc.
4.25%, 12/01/2026	1,450,000	1,452,347
5.63%, 04/05/2034	800,000	833,037
5.70%, 03/08/2033	972,000	1,019,253
Energy Transfer LP
4.15%, 09/15/2029	189,000	188,242
5.55%, 02/15/2028	676,000	695,225
6.05%, 06/01/2041	677,000	687,398
Enterprise Products Operating LLC
4.95%, 02/15/2035	365,000	369,077
Galaxy Pipeline Assets Bidco, Ltd.
2.94%, 09/30/2040*	433,190	367,050
Kinder Morgan Energy Partners LP
5.40%, 09/01/2044	1,611,000	1,539,883
MPLX LP
4.95%, 03/14/2052	3,197,000	2,696,792
5.40%, 04/01/2035	395,000	399,032
5.50%, 06/01/2034	355,000	362,703
NGPL PipeCo LLC
3.25%, 07/15/2031*	410,000	377,822
ONEOK Partners LP
6.65%, 10/01/2036	240,000	262,330
Plains All American Pipeline LP
5.95%, 06/15/2035	465,000	484,861
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	4,937,000	4,808,932
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/2027	130,000	131,372
5.03%, 10/01/2029	150,000	152,302
Targa Resources Corp.
4.20%, 02/01/2033	507,000	485,014
4.95%, 04/15/2052	836,000	713,789
6.13%, 03/15/2033	2,375,000	2,537,728
Venture Global Calcasieu Pass LLC
6.25%, 01/15/2030*	2,624,000	2,688,847
Western Midstream Operating LP
5.25%, 02/01/2050	215,000	184,634
Williams Cos., Inc.
5.60%, 03/15/2035	315,000	327,174
6.00%, 03/15/2055	85,000	86,142
		31,213,113
Private Equity — 0.0%
Brookfield Finance, Inc.
4.70%, 09/20/2047	35,000	30,329
4.85%, 03/29/2029	197,000	200,354
		230,683
Real Estate — 0.2%
Bridge Housing Corp.
5.32%, 07/15/2035	1,910,000	1,920,647
CBRE Services, Inc.
5.95%, 08/15/2034	1,483,000	1,578,304
Ontario Teachers' Cadillac Fairview Properties Trust
3.88%, 03/20/2027*	243,000	242,615
		3,741,566
Security Description	Shares or Principal Amount	Value

REITS — 1.4%
Alexandria Real Estate Equities, Inc.
4.00%, 02/01/2050	$ 334,000	$ 252,948
American Tower Corp.
1.88%, 10/15/2030	545,000	487,546
2.10%, 06/15/2030	300,000	273,146
Boston Properties LP
2.55%, 04/01/2032	3,765,000	3,291,609
5.75%, 01/15/2035	1,501,000	1,536,098
6.50%, 01/15/2034	1,676,000	1,798,380
Brixmor Operating Partnership LP
2.25%, 04/01/2028	380,000	365,762
2.50%, 08/16/2031	215,000	192,908
5.75%, 02/15/2035	2,909,000	3,044,749
COPT Defense Properties LP
2.00%, 01/15/2029	175,000	164,497
2.75%, 04/15/2031	624,000	569,853
Crown Castle, Inc.
4.00%, 03/01/2027	71,000	70,986
DOC DR LLC
2.63%, 11/01/2031	265,000	238,090
Equinix, Inc.
2.15%, 07/15/2030	2,406,000	2,184,855
Essex Portfolio LP
2.65%, 03/15/2032	365,000	325,433
Extra Space Storage LP
4.00%, 06/15/2029	415,000	412,058
Goodman US Finance Six LLC
5.13%, 10/07/2034*	185,000	185,214
Goodman US Finance Three LLC
3.70%, 03/15/2028*	215,000	212,806
Healthpeak OP LLC
2.13%, 12/01/2028	679,000	643,344
3.50%, 07/15/2029	356,000	347,059
Iron Mountain, Inc.
4.50%, 02/15/2031*	3,295,000	3,148,760
Mid-America Apartments LP
1.70%, 02/15/2031	300,000	263,897
NNN REIT, Inc.
5.50%, 06/15/2034	240,000	247,705
Regency Centers LP
4.13%, 03/15/2028	400,000	401,130
Safehold GL Holdings LLC
2.80%, 06/15/2031	399,000	366,501
SBA Communications Corp.
3.13%, 02/01/2029	2,080,000	1,986,632
UDR, Inc.
2.10%, 08/01/2032	310,000	265,835
3.00%, 08/15/2031	55,000	50,993
3.20%, 01/15/2030	370,000	355,896
Welltower OP LLC
6.50%, 03/15/2041	250,000	280,204
WP Carey, Inc.
2.40%, 02/01/2031	395,000	356,842
		24,321,736
Retail — 0.4%
1011778 BC ULC/New Red Finance, Inc.
6.13%, 06/15/2029*	1,534,000	1,572,607
Dick's Sporting Goods, Inc.
3.15%, 01/15/2032	2,038,000	1,878,187
McDonald's Corp.
6.30%, 10/15/2037	102,000	113,270

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail (continued)
Penske Automotive Group, Inc.
3.75%, 06/15/2029	$ 3,167,000	$ 3,059,965
		6,624,029
Savings & Loans — 0.1%
Nationwide Building Society
5.54%, 07/14/2036*	1,180,000	1,213,849
Semiconductors — 0.5%
Analog Devices, Inc.
2.80%, 10/01/2041	473,000	347,267
Broadcom, Inc.
3.14%, 11/15/2035*	2,538,000	2,182,530
3.19%, 11/15/2036*	710,000	601,707
4.80%, 02/15/2036	167,000	164,846
4.93%, 05/15/2037*	1,552,000	1,528,357
5.05%, 07/12/2029	930,000	958,135
Intel Corp.
3.25%, 11/15/2049	330,000	214,978
3.73%, 12/08/2047	130,000	93,617
5.70%, 02/10/2053	200,000	188,811
KLA Corp.
3.30%, 03/01/2050	350,000	245,338
Marvell Technology, Inc.
2.95%, 04/15/2031	725,000	671,959
5.45%, 07/15/2035	636,000	653,736
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 05/11/2041	745,000	564,269
		8,415,550
Software — 0.6%
Fiserv, Inc.
3.50%, 07/01/2029	1,675,000	1,627,759
4.40%, 07/01/2049	175,000	137,686
5.15%, 08/12/2034	275,000	271,903
5.60%, 03/02/2033	1,191,000	1,225,210
Microsoft Corp.
3.04%, 03/17/2062	91,000	56,108
Oracle Corp.
3.60%, 04/01/2050	970,000	605,026
3.80%, 11/15/2037	200,000	161,035
3.85%, 07/15/2036	54,000	45,186
3.90%, 05/15/2035	46,000	39,653
4.30%, 07/08/2034	81,000	73,147
4.38%, 05/15/2055	200,000	137,221
4.80%, 09/26/2032	345,000	334,002
4.90%, 02/06/2033	510,000	491,315
5.20%, 09/26/2035	1,225,000	1,167,420
5.88%, 09/26/2045	180,000	161,836
5.95%, 09/26/2055	904,000	797,123
Roper Technologies, Inc.
4.75%, 02/15/2032	255,000	256,570
SS&C Technologies, Inc.
5.50%, 09/30/2027*	2,616,000	2,613,737
Synopsys, Inc.
5.70%, 04/01/2055	450,000	443,788
VMware LLC
1.40%, 08/15/2026	859,000	847,756
		11,493,481
Telecommunications — 1.1%
AT&T, Inc.
2.25%, 02/01/2032	765,000	672,798
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
3.55%, 09/15/2055	$ 1,393,000	$ 925,200
5.13%, 04/30/2036	110,000	109,461
Corning, Inc.
3.90%, 11/15/2049	355,000	275,329
NBN Co., Ltd.
2.63%, 05/05/2031*	1,050,000	966,565
NTT Finance Corp.
5.17%, 07/16/2032*	630,000	646,671
5.50%, 07/16/2035*	4,529,000	4,678,524
Orange SA
5.00%, 01/13/2036*	870,000	862,859
Rogers Communications, Inc.
4.50%, 03/15/2042	3,354,000	2,881,924
4.55%, 03/15/2052	3,354,000	2,704,977
T-Mobile USA, Inc.
2.55%, 02/15/2031	4,081,000	3,733,212
3.40%, 10/15/2052	720,000	482,509
4.38%, 04/15/2040	317,000	283,252
Vodafone Group PLC
5.63%, 02/10/2053	732,000	704,794
6.25%, 11/30/2032	300,000	327,475
		20,255,550
Transportation — 0.1%
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050	193,000	141,303
Canadian Pacific Railway Co.
4.70%, 05/01/2048	382,000	339,728
CSX Corp.
3.35%, 09/15/2049	85,000	60,262
4.75%, 11/15/2048	345,000	306,851
Union Pacific Corp.
4.10%, 09/15/2067	100,000	73,674
		921,818
Trucking & Leasing — 0.0%
Avolon Holdings Funding, Ltd.
4.90%, 10/10/2030*	180,000	181,047
Water — 0.0%
American Water Capital Corp.
2.80%, 05/01/2030	500,000	474,058
Total Corporate Bonds & Notes (cost $571,541,290)		554,337,972
ASSET BACKED SECURITIES — 9.4%
Auto Loan Receivables — 2.7%
American Credit Acceptance Receivables Trust
Series 2025-4, Class A 4.42%, 05/14/2029*	3,579,672	3,585,604
ARI Fleet Lease Trust
Series 2023-B, Class A2 6.05%, 07/15/2032*	140,823	141,835
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A, Class A 5.36%, 06/20/2030*	1,034,000	1,067,499
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class C 5.65%, 04/16/2029	901,000	909,118
Carmax Select Receivables Trust
Series 2025-B, Class A2 4.19%, 03/15/2029	1,111,000	1,112,185

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Carvana Auto Receivables Trust
Series 2023-N1, Class C 5.92%, 07/10/2029*	$ 1,081,816	$ 1,086,833
Chesapeake Funding II LLC
Series 2023-1A, Class A1 5.65%, 05/15/2035*	173,311	174,111
Citizens Auto Receivables Trust
Series 2024-1, Class A3 5.11%, 04/17/2028*	527,396	530,101
Consumer Portfolio Services Auto Trust
Series 2025-B, Class C 5.12%, 07/15/2031*	1,365,000	1,380,237
Credit Acceptance Auto Loan Trust
Series 2025-2A, Class B 4.87%, 01/15/2036*	1,020,000	1,030,167
Series 2024-3A, Class C 5.39%, 01/16/2035*	1,800,000	1,819,099
Series 2023-3A, Class A 6.39%, 08/15/2033*	494,361	496,577
Series 2024-1A, Class C 6.71%, 07/17/2034*	1,490,000	1,526,883
Series 2022-3A, Class C 8.45%, 02/15/2033*	456,960	458,198
DT Auto Owner Trust
Series 2023-2A, Class C 5.79%, 02/15/2029*	868,469	871,701
Enterprise Fleet Financing
Series 2025-4, Class A2 4.05%, 08/20/2028*	1,099,000	1,101,113
Enterprise Fleet Financing LLC
Series 2026-1, Class A2 4.00%, 10/20/2028*	2,049,000	2,050,815
Series 2024-4, Class A2 4.69%, 07/20/2027*	452,600	454,154
Series 2023-3, Class A2 6.40%, 03/20/2030*	508,584	514,834
Exeter Automobile Receivables Trust
Series 2022-2A, Class D 4.56%, 07/17/2028	1,389,723	1,391,648
Series 2025-1A, Class A2 4.70%, 09/15/2027	4,586	4,587
Series 2025-5A, Class D 5.16%, 03/15/2032	700,000	704,772
Series 2022-4A, Class D 5.98%, 12/15/2028	1,236,077	1,244,970
Series 2023-3A, Class C 6.21%, 06/15/2028	455,090	457,165
FHF Issuer Trust
Series 2024-1A, Class A2 5.69%, 02/15/2030*	837,196	843,312
GLS Auto Receivables Issuer Trust
Series 2021-3A, Class D 1.48%, 07/15/2027*	541,469	539,536
Series 2025-2A, Class A2 4.75%, 03/15/2028*	191,919	192,334
Series 2025-4A, Class D 5.13%, 08/15/2031*	2,000,000	2,011,266
Series 2025-2A, Class D 5.59%, 01/15/2031*	2,100,000	2,134,251
Series 2023-3A, Class C 6.01%, 05/15/2029*	758,000	763,578
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
Series 2024-2A, Class C 6.03%, 02/15/2030*	$ 1,955,000	$ 1,994,776
GLS Auto Select Receivables Trust
Series 2023-2A, Class A2 6.37%, 06/15/2028*	101,621	101,996
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class A2A 4.58%, 09/15/2027*	940,740	944,470
Santander Drive Auto Receivables Trust
Series 2025-1, Class A3 4.74%, 01/16/2029	1,376,000	1,379,258
Series 2022-6, Class D 5.69%, 02/18/2031	2,200,000	2,225,049
Series 2024-3, Class D 5.97%, 10/15/2031	1,955,000	2,009,031
Series 2024-2, Class D 6.28%, 08/15/2031	1,456,000	1,503,945
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-AA, Class A3 4.47%, 07/20/2028*	1,223,000	1,231,832
Series 2025-AA, Class A2 4.63%, 07/20/2027*	1,470,123	1,475,936
US Auto Funding Trust
Series 2022-1A, Class B 5.13%, 12/15/2025*	2,044,995	681,494
Westlake Automobile Receivables Trust
Series 2023-1A, Class C 5.74%, 08/15/2028*	918,783	922,816
Series 2023-4A, Class C 6.64%, 11/15/2028*	1,013,000	1,031,497
Series 2022-3A, Class D 6.68%, 04/17/2028*	1,750,000	1,767,827
		47,868,410
Credit Card Receivables — 0.3%
Continental Finance Credit Card ABS Master Trust
Series 2025-A, Class A 5.40%, 12/17/2035*	1,750,000	1,751,976
Series 2022-A, Class A 6.19%, 10/15/2030*	836,229	838,940
Mercury Financial Credit Card Master Trust
Series 2024-2A, Class A 6.56%, 07/20/2029*	1,580,000	1,585,396
Perimeter Master Note Business Trust
Series 2025-1A, Class A 5.58%, 12/16/2030*	1,850,000	1,853,962
		6,030,274
Home Equity — 0.1%
GS Mtg.-Backed Securities Trust
Series 2026-CES1, Class A1 4.90%, 05/25/2056*(4)	953,000	953,446
Other Asset Backed Securities — 6.3%
FMC GMSR Issuer Trust VRS
Series 2020-GT1, Class A 5.05%, 01/25/2028*(5)	2,000,000	1,989,020
Academic Loan Funding Trust FRS
Series 2013-1A, Class A 4.61%, (SOFR30A+0.91%), 12/26/2044*	80,944	79,616
Accelerated LLC
Series 2021-1H, Class B 1.90%, 10/20/2040*	322,097	302,444

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
ACRES Commercial Realty LLC FRS
Series 2026-FL4, Class AS 1.00%, (TSFR1M+1.70%), 08/18/2044*	$ 2,283,500	$ 2,287,782
Affirm Asset Securitization Trust
Series 2025-X1, Class A 5.08%, 04/15/2030*	159,657	159,916
AMSR Trust
Series 2022-SFR3, Class E2 4.00%, 10/17/2039*	1,750,000	1,711,221
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2021-FL4, Class A 5.14%, (TSFR1M+1.46%), 11/15/2036*	2,188,022	2,188,030
AREIT, Ltd. FRS
Series 2025-CRE10, Class AS 5.22%, (TSFR1M+1.54%), 01/17/2030*	2,314,123	2,308,337
Bain Capital Credit CLO, Ltd. FRS
Series 2021-6A, Class BR 5.22%, (TSFR3M+1.55%), 10/21/2034*	1,972,783	1,973,217
Series 2021-6A, Class CR 5.47%, (TSFR3M+1.80%), 10/21/2034*	1,562,236	1,562,650
Bastion Funding I LLC
Series 2023-1A, Class A2 7.12%, 04/25/2038*	648,971	654,915
BDS LLC FRS
Series 2025-FL16, Class AS 5.33%, (TSFR1M+1.60%), 07/19/2043*	708,217	709,102
BG Beta I, Ltd.
6.28%, 07/16/2054	970,000	988,364
Black Diamond CLO, Ltd. FRS
Series 2021-1A, Class A2R 5.52%, (TSFR3M+1.85%), 11/22/2034*	3,583,333	3,586,182
Series 2019-2A, Class A2R 5.87%, (TSFR3M+2.20%), 07/23/2032*	2,724,119	2,727,306
Business Jet Securities LLC
Series 2024-1A, Class A 6.20%, 05/15/2039*	380,700	389,122
Series 2024-1A, Class B 6.92%, 05/15/2039*	63,450	65,420
BXG Receivables Note Trust
Series 2022-A, Class C 5.35%, 09/28/2037*	674,654	666,880
Cars Net Lease Mtg. Notes
Series 2020-1A, Class A3 3.10%, 12/15/2050*	365,469	352,751
CFIN Issuer LLC
Series 2022-RTL1, Class AA 4.75%, 02/16/2026*(4)	211,778	210,962
Columbia Cent CLO 30, Ltd. FRS
Series 2020-30A, Class B1R2 5.22%, (TSFR3M+1.55%), 01/20/2034*	1,978,941	1,980,018
Columbia Cent CLO 31, Ltd. FRS
Series 2021-31A, Class CR 5.52%, (TSFR3M+1.85%), 04/20/2034*	1,417,722	1,408,634
Corevest American Finance Trust
Series 2019-3, Class A 2.71%, 10/15/2052*	52,237	52,147
Series 2019-3, Class B 3.16%, 10/15/2052*	1,900,000	1,837,920
DataBank Issuer LLC
Series 2021-1A, Class A2 2.06%, 02/27/2051*	1,250,000	1,247,392
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Diversified ABS Phase VI LLC
Series VI, Class A 7.50%, 11/28/2039	$ 566,323	$ 564,625
Diversified ABS Phase VIII LLC
Series 2024-1A, Class A1 7.08%, 05/30/2044*	1,507,568	1,524,145
DP Lion Holdco LLC
Series 2023-1A, Class A 8.24%, 11/30/2043	558,890	578,702
Dryden 55 CLO, Ltd. FRS
Series 2018-55A, Class B 5.48%, (TSFR3M+1.81%), 04/15/2031*	5,500,000	5,507,881
Dryden 86 CLO, Ltd. FRS
Series 2020-86A, Class CR2 5.57%, (TSFR3M+1.90%), 07/17/2034*	4,596,611	4,601,162
FirstKey Homes Trust
Series 2022-SFR1, Class D 5.20%, 05/19/2039*	880,000	878,047
FMC GMSR Issuer Trust VRS
Series 2021-GT1, Class A 3.62%, 07/25/2026*(5)	2,200,000	2,124,569
Series 2021-GT2, Class A 3.85%, 10/25/2026*(5)	1,750,000	1,695,194
Series 2024-SAT1, Class A 6.50%, 03/26/2027*(5)	2,160,000	2,183,859
Foundation Finance Trust
Series 2023-2A, Class D 9.10%, 06/15/2049*	1,003,480	1,072,626
FW Energy Asset Issuer LLC
7.15%, 08/25/2044	1,147,258	1,170,338
8.11%, 08/25/2044	432,460	440,318
GoodGreen Trust
Series 2019-2A, Class A 2.76%, 04/15/2055*	426,605	368,868
Series 2017-2A, Class A 3.26%, 10/15/2053*	307,624	280,563
Series 2017-1A, Class A 3.74%, 10/15/2052*	63,935	59,583
GoodGreen, Ltd.
Series 2023-1A, Class A 5.90%, 01/17/2061*	918,510	918,606
Grene Energy
11.00%, 01/25/2027(6)	53,681	43,943
HERO Funding Trust
Series 2016-3A, Class A1 3.08%, 09/20/2042*	50,801	47,773
Series 2017-3A, Class A2 3.95%, 09/20/2048*	196,036	183,686
Series 2017-1A, Class A2 4.46%, 09/20/2047*	165,246	157,918
Hilton Grand Vacations Trust
Series 2025-3EXT, Class B 4.90%, 10/25/2044*	1,201,722	1,203,436
Identity Digital Capital LLC
6.79%, 03/20/2065	2,000,000	2,016,600
Jonah Energy ABS I LLC
Series 2022-1, Class A1 7.20%, 12/10/2037*	465,323	474,267
Series 2022-1, Class A2 7.80%, 11/10/2037	793,519	803,121
Jonah Energy ABS II LLC
Series 2024-1A, Class A1 6.50%, 08/10/2039*	1,206,435	1,212,106

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
KKR Static CLO I, Ltd. FRS
Series 2022-1A, Class BR2 5.12%, (TSFR3M+1.45%), 07/20/2031*	$ 2,063,550	$ 2,057,574
MAN US CLO, Ltd. FRS
Series 2023-1A, Class B 6.67%, (TSFR3M+3.00%), 07/20/2035*	1,900,921	1,906,886
MF1 LLC FRS
Series 2025-FL20, Class B 5.63%, (TSFR1M+1.95%), 02/18/2043*	2,621,351	2,627,909
MNR ABS Issuer I LLC
8.95%, 12/15/2038	642,191	660,074
MVW LLC
Series 2021-1WA, Class A 1.14%, 01/22/2041*	193,580	187,838
Neuberger Berman Loan Advisers CLO 44, Ltd. FRS
Series 2021-44A, Class CR 5.37%, (TSFR3M+1.70%), 10/16/2035*	820,473	821,277
NMABS Issuer I LLC
Series 2025-1A, Class A 5.14%, 11/22/2055*	1,579,342	1,563,913
Northwoods Capital, Ltd. FRS
Series 2018-14BA, Class BR 5.69%, (TSFR3M+1.85%), 11/13/2031*	1,940,049	1,941,203
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A 3.10%, 07/25/2026*	947,775	937,838
OneMain Financial Issuance Trust
Series 2020-2A, Class B 2.21%, 09/14/2035*	1,585,000	1,528,649
Series 2022-3A, Class A 5.94%, 05/15/2034*	361,053	362,148
Oportun Issuance Trust
Series 2021-B, Class A 1.47%, 05/08/2031*	192,337	188,935
Series 2025-D, Class B 5.31%, 02/08/2033*	2,060,000	2,066,702
P4 SFR Holdco LLC
Series 2019, Class A 7.25%, 10/11/2026	847,431	837,262
Palmer Square Loan Funding, Ltd. FRS
Series 2025-2A, Class B 5.37%, (TSFR3M+1.70%), 07/15/2033*	4,500,000	4,502,961
Series 2025-1A, Class B 5.45%, (TSFR3M+1.60%), 02/15/2033*	2,000,000	1,982,910
PFP, Ltd. FRS
Series 2025-12, Class B 5.72%, (TSFR1M+2.04%), 12/18/2042*	1,328,500	1,331,822
Progress Residential Trust
Series 2021-SFR6, Class E1 2.43%, 07/17/2038*	1,800,000	1,780,563
Series 2022-SFR1, Class E1 3.93%, 02/17/2041*	2,050,000	1,986,988
Series 2025-SFR5, Class D 4.00%, 10/17/2042*	735,000	695,727
Series 2025-SFR6, Class C 4.00%, 12/17/2042*	710,000	675,966
Series 2022-SFR2, Class E1 4.55%, 04/17/2027*	1,500,000	1,483,208
Series 2022-SFR3, Class E1 5.20%, 04/17/2039*	1,615,000	1,608,766
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Reach ABS Trust
Series 2025-2A, Class B 5.12%, 08/18/2032*	$ 1,040,000	$ 1,048,937
Renew Financial
Series 2017-1A, Class A 3.67%, 09/20/2052*	87,717	82,181
Rockford Tower CLO, Ltd. FRS
Series 2020-1A, Class BRR 5.22%, (TSFR3M+1.55%), 01/20/2036*	1,891,996	1,892,494
SCF Equipment Leasing LLC
Series 2023-1A, Class C 6.77%, 08/22/2033*	1,526,000	1,586,658
Store Master Funding
Series 2024-1A, Class A1 5.69%, 05/20/2054*	249,139	252,212
Series 2024-1A, Class A2 5.70%, 05/20/2054*	520,488	530,904
STWD LLC FRS
Series 2025-FL4, Class AS 5.38%, (TSFR1M+1.70%), 11/19/2042*	1,179,649	1,181,121
Tricon American Homes Trust
Series 2019-SFR1, Class D 3.20%, 03/17/2038*	1,657,000	1,650,919
TRTX Issuer, Ltd. FRS
Series 2025-FL7, Class AS 5.38%, (TSFR1M+1.70%), 06/18/2043*	1,491,550	1,491,549
Venture 43 CLO, Ltd. FRS
Series 2021-43A, Class BR 5.52%, (TSFR3M+1.85%), 04/15/2034*	3,258,603	3,259,405
VM DEBT LLC
Series 2019-1, Class TR 7.46%, 07/18/2027	1,999,176	1,908,214
VOLT C LLC
Series 2021-NPL9, Class A1 5.99%, 05/25/2051*(4)	214,458	214,499
VOLT XCV LLC
Series 2021-NPL4, Class A1 6.24%, 03/27/2051*(4)	60,796	60,815
Voya, Ltd. FRS
Series 2012-4A, Class A2R3 5.38%, (TSFR3M+1.71%), 10/15/2030*	1,015,250	1,016,747
Series 2012-4A, Class BR3 5.88%, (TSFR3M+2.21%), 10/15/2030*	446,999	448,530
Series 2012-4A, Class C1R3 7.23%, (TSFR3M+3.56%), 10/15/2030*	631,645	636,170
		112,549,758
Total Asset Backed Securities (cost $167,950,038)		167,401,888
COLLATERALIZED MORTGAGE OBLIGATIONS — 11.6%
Commercial and Residential — 8.1%
ACREC LLC FRS
Series 2025-FL3, Class AS 5.32%, (TSFR1M+1.64%), 08/18/2042*	2,224,000	2,225,392
ACREC, Ltd. FRS
Series 2021-FL1, Class C 5.94%, (TSFR1M+2.26%), 10/16/2036*	1,389,000	1,388,853
Series 2021-FL1, Class D 6.44%, (TSFR1M+2.76%), 10/16/2036*	1,675,500	1,670,376
Anchor Mtg. Trust
Series 2025-RTL1, Class A1 5.72%, 05/25/2040*(4)	955,000	960,399

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Angel Oak Mtg. Trust
Series 2024-9, Class A1 5.14%, 09/25/2069*(4)	$ 1,305,107	$ 1,310,639
Series 2024-10, Class A1 5.35%, 10/25/2069*(4)	2,414,636	2,431,494
Series 2024-12, Class A1 5.65%, 10/25/2069*(4)	2,116,835	2,139,489
Angel Oak Mtg. Trust VRS
Series 2025-10, Class A1 4.96%, 09/25/2070*(5)	807,994	810,750
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2021-FL4, Class C 6.09%, (TSFR1M+2.41%), 11/15/2036*	1,850,500	1,850,667
Series 2022-FL1, Class D 6.71%, (SOFR30A+3.00%), 01/15/2037*	5,065,500	5,069,325
ARDN Mtg. Trust FRS
Series 2025-ARCP, Class B 5.68%, (TSFR1M+2.00%), 06/15/2035*	3,177,000	3,186,928
AREIT Trust FRS
Series 2022-CRE6, Class B 5.55%, (SOFR30A+1.85%), 01/20/2037*	614,000	611,588
Series 2022-CRE6, Class C 5.85%, (SOFR30A+2.15%), 01/20/2037*	1,264,000	1,250,703
Series 2022-CRE6, Class D 6.55%, (SOFR30A+2.85%), 01/20/2037*	537,000	527,046
BANK
Series 2023-BNK46, Class A4 5.75%, 08/15/2056	2,563,434	2,702,745
BANK VRS
Series 2023-BNK46, Class AS 6.39%, 08/15/2056(5)	1,486,048	1,580,972
BANK5
Series 2025-5YR17, Class A3 5.23%, 11/15/2058	2,060,760	2,126,895
Barclays Commercial Mtg. Trust
Series 2019-C5, Class A4 3.06%, 11/15/2052	1,315,000	1,257,439
BDS LLC FRS
Series 2024-FL13, Class A 5.25%, (TSFR1M+1.58%), 09/19/2039*	712,500	714,718
Series 2025-FL14, Class B 5.37%, (TSFR1M+1.69%), 10/17/2042*	1,425,617	1,427,849
Bear Stearns ARM Trust VRS
Series 2003-5, Class 2A1 4.70%, 08/25/2033(5)	54,619	51,039
Benchmark Mtg. Trust
Series 2025-V18, Class A3 5.18%, 10/15/2058	1,439,865	1,484,380
BMD2 Re-Remic Trust VRS
Series 2019-FRR1, Class 5A1 3.42%, 05/25/2052*(5)	1,843,000	1,740,617
BX Commercial Mtg. Trust FRS
Series 2025-BCAT, Class B 5.23%, (TSFR1M+1.55%), 08/15/2042*	927,620	928,199
BXMT, Ltd. FRS
Series 2021-FL4, Class AS 5.09%, (TSFR1M+1.41%), 05/15/2038*	2,281,000	2,272,553
Series 2021-FL4, Class B 5.34%, (TSFR1M+1.66%), 05/15/2038*	4,995,500	4,922,101
Series 2020-FL2, Class B 5.44%, (TSFR1M+1.76%), 02/15/2038*	875,000	871,057
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
CAFL Issuer LP
Series 2025-RRTL2, Class A1 5.18%, 11/28/2040*(4)	$ 875,000	$ 878,417
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class A5 2.87%, 11/15/2052	3,173,122	3,013,681
CIP Commercial Mtg. Trust FRS
Series 2025-SBAY, Class A 5.08%, (TSFR1M+1.40%), 10/15/2037*	1,104,000	1,105,380
Citigroup Commercial Mtg. Trust VRS
Series 2016-P6, Class A5 3.72%, 12/10/2049(5)	843,000	829,694
COLT Mtg. Loan Trust
Series 2024-5, Class A1 5.12%, 08/25/2069*(4)	1,492,470	1,498,621
COMM Mtg. Trust
Series 2017-COR2, Class A3 3.51%, 09/10/2050	5,110,000	5,045,463
COMM Mtg. Trust VRS
Series 2018-HOME, Class A 3.82%, 04/10/2033*(5)	1,790,000	1,763,740
CSTL Commercial Mtg. Trust VRS
Series 2025-GATE2, Class C 5.14%, 11/10/2042*(5)	450,000	450,081
DBWF Mtg. Trust
Series 2015-LCM, Class A1 3.00%, 06/10/2034*	67,443	66,833
DBWF Mtg. Trust VRS
Series 2015-LCM, Class A2 3.42%, 06/10/2034*(5)	1,000,000	981,082
Deephaven Residential Mtg. Trust
Series 2024-1, Class A1 5.74%, 07/25/2069*(4)	2,846,806	2,880,801
DSLA Mtg. Loan Trust FRS
Series 2004-AR3, Class 2A2A 4.53%, (TSFR1M+0.85%), 07/19/2044	308,468	299,770
ELM Trust VRS
Series 2024-ELM, Class C10 6.40%, 06/10/2039*(5)	433,675	435,809
Series 2024-ELM, Class C15 6.40%, 06/10/2039*(5)	591,167	594,625
GS Mtg.-Backed Securities Trust VRS
Series 2025-SL1, Class A1 5.85%, 11/25/2067*(5)	1,720,785	1,742,180
GSR Mtg. Loan Trust FRS
Series 2005-7F, Class 3A1 4.29%, (TSFR1M+0.61%), 09/25/2035	1,920	1,929
ILPT Commercial Mtg. Trust VRS
Series 2025-LPF2, Class A 5.29%, 07/13/2042*(5)	2,218,000	2,268,103
IndyMac INDX Mtg. Loan Trust VRS
Series 2005-AR1, Class 1A1 4.19%, 03/25/2035(5)	36,171	34,668
JPMorgan Mtg. Trust VRS
Series 2003-A1, Class 1A1 5.02%, 10/25/2033(5)	72,242	69,183
LoanCore Issuer LLC FRS
Series 2025-CRE8, Class AS 5.27%, (TSFR1M+1.59%), 08/17/2042*	4,351,500	4,356,935
LoanCore Issuer, Ltd. FRS
Series 2021-CRE5, Class AS 5.54%, (TSFR1M+1.86%), 07/15/2036*	1,749,633	1,747,956

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2021-CRE5, Class B 5.79%, (TSFR1M+2.11%), 07/15/2036*	$ 1,115,000	$ 1,112,556
Merrill Lynch Mtg. Investors Trust FRS
Series 2003-F, Class A1 4.43%, (TSFR1M+0.75%), 10/25/2028	19,187	18,882
Series 2003-G, Class A2 4.88%, (TSFR6M+1.11%), 01/25/2029	95,164	92,843
MF1 LLC FRS
Series 2025-FL19, Class A 5.16%, (TSFR1M+1.49%), 05/18/2042*	2,337,221	2,345,984
Series 2025-FL17, Class AS 5.25%, (TSFR1M+1.57%), 02/18/2040*	2,216,049	2,214,663
Series 2025-FL17, Class B 5.47%, (TSFR1M+1.79%), 02/18/2040*	1,401,955	1,401,955
Series 2024-FL16, Class AS 5.62%, (TSFR1M+1.94%), 11/18/2039*	2,541,544	2,552,661
Series 2024-FL14, Class AS 5.92%, (TSFR1M+2.24%), 03/19/2039*	2,090,344	2,096,879
MF1, Ltd. FRS
Series 2024-FL15, Class AS 5.72%, (TSFR1M+2.04%), 08/18/2041*	2,321,000	2,329,707
Series 2022-FL8, Class C 5.87%, (TSFR1M+2.20%), 02/19/2037*	1,327,832	1,325,342
Series 2022-FL8, Class D 6.32%, (TSFR1M+2.65%), 02/19/2037*	767,466	766,954
Morgan Stanley Residential Mtg. Loan Trust
Series 2025-NQM4, Class A1 5.59%, 06/25/2070*(4)	1,533,573	1,551,116
Series 2024-NQM1, Class A1 6.15%, 12/25/2068*(4)	1,113,385	1,124,437
Morgan Stanley Residential Mtg. Loan Trust VRS
Series 2026-NQM1, Class A1 4.81%, 12/25/2070*(5)	590,770	590,835
MRCD Mtg. Trust
Series 2019-PARK, Class A 2.72%, 12/15/2036*	1,920,000	1,699,200
Series 2019-PARK, Class D 2.72%, 12/15/2036*	1,242,000	993,600
MSWF Commercial Mtg. Trust VRS
Series 2023-2, Class A5 6.01%, 12/15/2056(5)	1,808,281	1,949,321
New Residential Mtg. Loan Trust
Series 2024-RTL2, Class A1 5.44%, 09/25/2039*(4)	1,200,000	1,210,043
Series 2024-RTL1, Class A1 6.66%, 03/25/2039*(4)	1,585,000	1,590,829
New Residential Mtg. Loan Trust VRS
Series 2025-NQM4, Class A1 5.35%, 07/25/2065*(5)	4,115,001	4,158,265
OBX Trust
Series 2025-NQM15, Class A1 5.14%, 07/27/2065*(4)	847,035	853,433
Series 2025-NQM14, Class A1 5.16%, 07/25/2065*(4)	828,560	834,898
Series 2024-NQM15, Class A1 5.32%, 10/25/2064*(4)	826,767	832,943
Series 2024-NQM9, Class A1 6.03%, 01/25/2064*(4)	1,184,913	1,200,444
OBX Trust VRS
Series 2025-NQM16, Class A1 4.91%, 08/25/2065*(5)	1,205,361	1,210,008
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2025-NQM18, Class A1 5.06%, 09/25/2065*(5)	$ 847,655	$ 852,953
PFP, Ltd. FRS
Series 2024-11, Class A 5.50%, (TSFR1M+1.83%), 09/17/2039*	1,735,916	1,739,174
PMT Loan Trust FRS
Series 2025-INV12, Class A35 5.00%, (SOFR30A+1.30%), 12/25/2056*	1,778,218	1,785,507
Series 2025-CNF2, Class A26 5.10%, (SOFR30A+1.40%), 01/25/2057*	2,343,451	2,352,608
PRET Trust VRS
Series 2024-RPL2, Class A1 4.08%, 06/25/2064*(5)	1,235,949	1,181,633
PRM7 Trust VRS
Series 2025-PRM7, Class C 4.94%, 11/10/2042*(5)	550,000	545,574
PRPM LLC
Series 2023-RCF2, Class A1 4.00%, 11/25/2053*(4)	370,969	367,930
ROCK Trust
Series 2024-CNTR, Class A 5.39%, 11/13/2041*	650,000	668,660
Sequoia Mtg. Trust FRS
Series 2004-9, Class A1 4.47%, (TSFR1M+0.79%), 10/20/2034	205,395	189,192
Series 2003-1, Class 1A 4.55%, (TSFR1M+0.87%), 04/20/2033	163,184	153,732
SLG Office Trust
Series 2021-OVA, Class A 2.59%, 07/15/2041*	2,010,000	1,802,783
Starwood Commercial Mtg., Ltd. FRS
Series 2022-FL3, Class B 5.66%, (SOFR30A+1.95%), 11/15/2038*	759,000	752,697
Series 2021-FL2, Class C 5.89%, (TSFR1M+2.21%), 04/18/2038*	1,072,500	1,070,125
Series 2022-FL3, Class C 5.91%, (SOFR30A+2.20%), 11/15/2038*	1,436,000	1,428,188
Structured Asset Mtg. Investments II Trust FRS
Series 2005-AR5, Class A3 4.29%, (TSFR1M+0.61%), 07/19/2035	87,934	87,133
Thornburg Mtg. Securities Trust VRS
Series 2004-4, Class 3A 5.08%, 12/25/2044(5)	29,429	28,886
Toorak Mtg. Trust
Series 2025-RRTL1, Class A1 5.52%, 02/25/2040*(4)	1,400,000	1,409,172
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(5)	2,450,340	2,220,604
UBS Commercial Mtg. Trust
Series 2018-C8, Class A4 3.98%, 02/15/2051	2,736,930	2,705,171
Verus Securitization Trust
Series 2024-1, Class A1 5.71%, 01/25/2069*(4)	585,856	589,563
Verus Securitization Trust VRS
Series 2025-9, Class A1 4.94%, 10/27/2070*(5)	526,166	528,869
Series 2024-8, Class A1 5.36%, 10/25/2069*(5)	527,846	531,967
WaMu Mtg. Pass-Through Certs. Trust FRS
Series 2005-AR6, Class 2A1A 4.25%, (TSFR1M+0.57%), 04/25/2045	11,692	11,388

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Wells Fargo Commercial Mtg. Trust
Series 2016-C34, Class A4 3.10%, 06/15/2049	$ 1,100,000	$ 1,095,873
Series 2017-C42, Class A4 3.59%, 12/15/2050	1,910,000	1,884,803
Series 2016-LC25, Class A4 3.64%, 12/15/2059	5,195,581	5,173,569
		144,794,716
U.S. Government Agency — 3.5%
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2016-K59, Class B 3.56%, 11/25/2049*(5)	690,000	684,764
Series 2018-W5FX, Class BFX 3.79%, 04/25/2028*(5)	2,000,000	1,918,456
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K146, Class A2 2.92%, 06/25/2032	2,225,000	2,062,851
Series K065, Class A2 3.24%, 04/25/2027	776,000	770,949
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K097, Class X1 1.08%, 07/25/2029(5)(7)	1,857,437	61,199
Series K098, Class X1 1.13%, 08/25/2029(5)(7)	3,233,425	114,852
Series K110, Class XAM 1.84%, 04/25/2030(5)(7)	914,237	63,563
Series K070, Class A2 3.30%, 11/25/2027(5)	681,000	675,281
Series W5FX, Class AFX 3.34%, 04/25/2028(5)	719,000	709,678
Series K-150, Class A2 3.71%, 09/25/2032(5)	1,895,000	1,832,758
Series K077, Class AM 3.85%, 05/25/2028(5)	2,745,000	2,743,603
Series K081, Class A2 3.90%, 08/25/2028(5)	1,255,000	1,256,517
Series K-160, Class A2 4.50%, 08/25/2033(5)	2,000,000	2,016,345
Federal Home Loan Mtg. Corp. REMIC
Series 3382, Class OA Zero Coupon, 11/15/2037(8)	190,785	160,563
Series 3582, Class MO Zero Coupon, 10/15/2039(8)	196,487	177,804
Series 4371, Class GZ 2.00%, 05/15/2042	1,227,313	1,113,990
Series 5190, Class EC 2.00%, 12/25/2051	1,521,055	1,370,122
Series 4474, Class HJ 3.00%, 07/15/2039	48,129	46,568
Series 4623, Class WI 4.00%, 08/15/2044(7)	20,835	1,738
Series 4471, Class PI 4.50%, 12/15/2040(7)	8,020	742
Series 2691, Class ZU 5.50%, 09/15/2033	625,810	646,231
Series 3845, Class AI 5.50%, 02/15/2036(7)	22,540	3,456
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4077, Class MF 4.32%, (SOFR30A+0.61%), 07/15/2042	$ 92,992	$ 92,139
Federal Home Loan Mtg. Corp. SCRT
Series 2019-4, Class MV 3.00%, 02/25/2059	182,632	161,424
Series 2023-1, Class MT 3.00%, 10/25/2062	1,709,913	1,452,145
Series 2022-1, Class MTU 3.25%, 11/25/2061	2,108,587	1,831,674
Series 2018-1, Class M60C 3.50%, 05/25/2057	1,772,408	1,666,632
Series 2019-1, Class MT 3.50%, 07/25/2058	1,003,396	894,352
Series 2019-2, Class MA 3.50%, 08/26/2058	1,746,571	1,700,320
Series 2019-3, Class MB 3.50%, 10/25/2058	785,687	661,643
Series 2019-3, Class MV 3.50%, 10/25/2058	171,340	163,998
Series 2024-2, Class MT 3.50%, 05/25/2064	2,037,231	1,789,381
Series 2018-2, Class M55D 4.00%, 11/25/2057	1,292,928	1,229,442
Series 2019-4, Class M55D 4.00%, 02/25/2059	700,383	661,783
Series 2022-2, Class M5TU 4.00%, 04/25/2062	2,115,323	1,995,369
Federal Home Loan Mtg. Corp. STRIPS
3.00%, 08/15/2042	338,645	310,388
3.00%, 01/15/2044	132,882	122,505
3.50%, 07/15/2042	703,910	663,195
Federal National Mtg. Assoc. Grantor Trust
Series 2017-T1, Class A 2.90%, 06/25/2027	1,507,622	1,485,525
Federal National Mtg. Assoc. REMIC
Series 2008-11, Class DO Zero Coupon, 03/25/2038(8)	282,449	250,536
Series 2020-M50, Class A2 1.20%, 10/25/2030	312,316	301,676
Series 2020-M38, Class 2A1 1.59%, 11/25/2028	50,731	49,380
Series 2016-19, Class AD 2.00%, 04/25/2046	71,201	66,770
Series 2013-1, Class YI 3.00%, 02/25/2033(7)	76,531	5,088
Series 2013-64, Class KI 3.00%, 02/25/2033(7)	16,384	878
Series 2016-38, Class NA 3.00%, 01/25/2046	207,240	195,994
Series 2010-43, Class AH 3.25%, 05/25/2040	36,029	34,602
Series 2014-10, Class KM 3.50%, 09/25/2043	71,334	70,158
Series 2014-35, Class CA 3.50%, 06/25/2044	43,407	42,846
Series 2019-7, Class CA 3.50%, 11/25/2057	573,391	559,149
Series 2010-113, Class GB 4.00%, 10/25/2040	47,214	47,105
Series 2016-40, Class IQ 4.00%, 07/25/2046(7)	135,639	24,663

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2010-47, Class MB 5.00%, 09/25/2039	$ 474,170	$ 488,679
Series 2005-93, Class PZ 5.50%, 10/25/2035	1,144,431	1,200,267
Series 2002-56, Class ZQ 6.00%, 09/25/2032	98,367	101,870
Series 2005-109, Class GE 6.00%, 12/25/2035	1,109,327	1,138,091
Federal National Mtg. Assoc. REMIC VRS
Series 2022-M3, Class A2 1.71%, 11/25/2031(5)	2,400,000	2,094,549
Series 2020-M50, Class X1 1.82%, 10/25/2030(5)(7)	5,017,834	165,802
Series 2021-M3, Class X1 1.83%, 11/25/2033(5)(7)	3,513,872	211,335
Series 2020-M38, Class X2 1.97%, 11/25/2028(5)(7)	1,770,457	64,822
Series 2022-M1S, Class A2 2.08%, 04/25/2032(5)	2,470,000	2,192,859
Series 2017-M3, Class A2 2.48%, 12/25/2026(5)	201,839	199,555
Series 2017-M5, Class A2 3.02%, 04/25/2029(5)	469,985	459,470
Series 2017-M8, Class A2 3.06%, 05/25/2027(5)	760,305	753,285
Series 2017-M12, Class A2 3.06%, 06/25/2027(5)	624,864	618,258
Series 2018-M4, Class A2 3.07%, 03/25/2028(5)	512,501	505,502
Series 2018-M3, Class A2 3.07%, 02/25/2030(5)	346,574	336,276
Series 2015-M10, Class A2 3.09%, 04/25/2027(5)	692,976	687,914
Series 2018-M10, Class A2 3.35%, 07/25/2028(5)	1,411,615	1,398,249
Series 2022-M2S, Class A2 3.76%, 08/25/2032(5)	1,649,825	1,604,670
Government National Mtg. Assoc. REMIC
Series 2010-157, Class OP Zero Coupon, 12/20/2040(8)	60,777	52,591
Series 2021-77, Class PA 1.00%, 08/20/2050	967,735	749,902
Series 2011-123, Class MA 4.00%, 07/20/2041	71,504	70,556
Series 2012-12, Class KN 4.50%, 09/20/2041	45,686	46,169
Series 2005-55, Class Z 4.75%, 07/20/2035	918,892	916,260
Series 2009-92, Class ZC 5.00%, 10/20/2039	436,502	457,923
Series 2010-105, Class B 5.00%, 08/20/2040	422,429	435,332
Government National Mtg. Assoc. REMIC FRS
Series 2015-H15, Class FJ 4.39%, (TSFR1M+0.55%), 06/20/2065	98,522	98,466
Series 2015-H16, Class FG 4.39%, (TSFR1M+0.55%), 07/20/2065	242,694	242,567
Series 2015-H16, Class FL 4.39%, (TSFR1M+0.55%), 07/20/2065	363,727	363,541
Series 2011-H06, Class FA 4.40%, (TSFR1M+0.56%), 02/20/2061	125,337	125,293
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2015-H05, Class FC 4.43%, (TSFR1M+0.59%), 02/20/2065	$ 579,083	$ 579,056
Series 2015-H06, Class FA 4.43%, (TSFR1M+0.59%), 02/20/2065	350,837	350,814
Series 2015-H08, Class FC 4.43%, (TSFR1M+0.59%), 03/20/2065	751,247	751,213
Series 2015-H12, Class FA 4.43%, (TSFR1M+0.59%), 05/20/2065	250,268	250,246
Series 2013-H18, Class EA 4.45%, (TSFR1M+0.61%), 07/20/2063	22,602	22,606
Series 2015-H23, Class FB 4.47%, (TSFR1M+0.63%), 09/20/2065	172,845	172,921
Series 2015-H26, Class FG 4.47%, (TSFR1M+0.63%), 10/20/2065	148,182	148,249
Series 2012-H08, Class FB 4.55%, (TSFR1M+0.71%), 03/20/2062	80,936	81,062
Series 2014-H09, Class TA 4.55%, (TSFR1M+0.71%), 04/20/2064	42,301	42,395
Series 2015-H29, Class FL 4.55%, (TSFR1M+0.71%), 11/20/2065	442,280	442,859
Series 2015-H30, Class FE 4.55%, (TSFR1M+0.71%), 11/20/2065	577,661	578,443
Series 2015-H07, Class ES 4.58%, (TSFR1M+0.58%), 02/20/2065	198,359	198,317
Series 2015-H32, Class FH 4.61%, (TSFR1M+0.77%), 12/20/2065	127,988	128,300
Series 2016-H26, Class FC 4.95%, (TSFR1M+1.11%), 12/20/2066	107,028	107,750
Government National Mtg. Assoc. REMIC VRS
Series 2015-137, Class W 5.19%, 10/20/2040(5)	436,444	449,159
Series 2015-137, Class WA 5.55%, 01/20/2038(5)	14,120	14,666
Seasoned Credit Risk Transfer Trust
Series 2025-2, Class MTU 3.25%, 06/25/2065	1,265,891	1,085,021
Seasoned Loans Structured Transaction Trust
Series 2025-1, Class A1 3.00%, 05/25/2035	2,074,152	1,944,948
		62,090,868
Total Collateralized Mortgage Obligations (cost $210,806,965)		206,885,584
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 45.4%
U.S. Government — 26.9%
United States Treasury Bonds
1.13%, 05/15/2040	515,000	325,396
1.38%, 11/15/2040(9)	17,380,000	11,242,688
1.38%, 08/15/2050	9,185,000	4,504,597
1.63%, 11/15/2050	2,825,000	1,477,718
1.75%, 08/15/2041	6,050,000	4,068,861
1.88%, 02/15/2041 to 11/15/2051	16,502,800	10,401,727
2.00%, 08/15/2051	2,400,000	1,370,437
2.25%, 05/15/2041 to 02/15/2052	12,220,000	7,805,199
2.38%, 02/15/2042 to 11/15/2049	8,550,000	6,014,164
2.75%, 08/15/2042	4,100,000	3,156,680
2.88%, 05/15/2043 to 05/15/2052	6,954,000	5,197,104
3.00%, 11/15/2044 to 08/15/2052	7,503,000	5,421,364
3.13%, 02/15/2043	4,020,000	3,243,166
3.38%, 05/15/2044	3,500,000	2,882,852
3.50%, 02/15/2039	351,200	318,371
3.63%, 08/15/2043 to 02/15/2053	18,500,000	15,467,512
3.75%, 11/15/2043	9,944,000	8,688,958

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
3.88%, 08/15/2040 to 05/15/2043	$ 7,900,000	$ 7,267,503
4.25%, 11/15/2040 to 08/15/2054	25,608,000	23,069,181
4.38%, 02/15/2038 to 08/15/2043	20,860,000	19,874,422
4.50%, 02/15/2044 to 11/15/2054	27,760,000	26,747,262
4.63%, 11/15/2044	2,785,000	2,717,333
4.75%, 11/15/2043 to 05/15/2055	8,975,000	8,905,855
United States Treasury Bonds TIPS
1.75%, 01/15/2028(10)	1,810,434	1,838,840
2.50%, 01/15/2029(10)	5,752,643	5,991,947
United States Treasury Bonds STRIPS
Zero Coupon, 11/15/2029 to 02/15/2041	60,025,724	44,186,688
United States Treasury Notes
0.63%, 08/15/2030	620,000	539,352
1.25%, 08/15/2031	490,000	426,128
1.50%, 02/15/2030	660,000	605,885
1.63%, 05/15/2031	18,145,000	16,230,561
1.88%, 02/28/2029	3,105,000	2,948,537
2.75%, 05/31/2029	400,000	388,844
2.88%, 04/30/2029 to 05/15/2032	36,385,000	34,673,757
3.13%, 08/31/2029	2,235,000	2,193,618
3.25%, 06/30/2029	7,000,000	6,909,492
3.75%, 04/15/2028 to 05/31/2030	23,222,000	23,304,371
4.00%, 03/31/2030 to 02/15/2034	45,631,300	45,672,184
4.13%, 07/31/2028	26,700,000	27,052,523
4.25%, 06/30/2029 to 11/15/2034	86,965,000	88,155,663
4.88%, 10/31/2030	210,000	219,852
		481,506,592
U.S. Government Agency — 18.5%
Federal Home Loan Mtg. Corp.
2.00%, 02/01/2042 to 03/01/2052	16,844,066	13,784,678
2.50%, 08/01/2036 to 07/01/2053	10,728,921	9,211,591
3.00%, 10/01/2037 to 10/01/2053	17,842,308	15,980,248
3.50%, 11/01/2037 to 05/01/2052	3,516,453	3,325,368
3.75%, 08/01/2032	2,200,000	2,127,545
4.00%, 08/01/2037 to 03/01/2055	2,148,558	2,095,458
4.50%, 07/01/2040 to 11/01/2052	2,813,507	2,795,396
5.00%, 11/01/2035 to 12/01/2055	4,643,972	4,652,149
5.50%, 06/01/2026 to 07/01/2055	5,345,013	5,433,928
6.00%, 03/01/2054	286,758	294,138
6.50%, 07/01/2054 to 09/01/2054	797,963	835,413
Federal National Mtg. Assoc.
1.50%, 02/01/2042	61,594	52,039
1.93%, 11/01/2031	2,600,000	2,298,589
2.00%, 01/01/2032 to 03/01/2052	17,407,919	14,787,022
2.42%, 10/01/2029	1,818,282	1,720,755
2.50%, 11/01/2031 to 03/01/2062	44,787,567	38,456,253
2.83%, 05/01/2027	2,327,763	2,301,464
2.92%, 02/01/2030 to 05/01/2030	3,407,011	3,268,669
2.94%, 05/01/2030	1,600,627	1,534,921
2.97%, 06/01/2030	1,705,510	1,637,487
3.00%, 11/01/2028 to 06/01/2062	28,860,153	25,716,267
3.03%, 04/01/2030	2,000,000	1,927,463
3.12%, 06/01/2035	1,981,675	1,790,085
3.16%, 02/01/2032	2,529,505	2,393,635
3.50%, 04/01/2038 to 06/01/2062	10,351,074	9,581,834
3.54%, 06/01/2032	2,723,000	2,601,834
3.76%, 12/01/2035	1,653,750	1,574,026
3.81%, 12/01/2028	920,000	919,648
3.89%, 09/01/2032	2,314,000	2,254,769
3.90%, 02/01/2033	2,150,000	2,091,980
3.92%, 09/01/2032	2,000,000	1,960,703
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
3.95%, 01/01/2027	$ 114,496	$ 114,643
4.00%, 01/01/2035 to 02/01/2055	6,744,121	6,616,979
4.17%, 05/01/2033	1,500,000	1,483,213
4.22%, 10/01/2032	1,664,000	1,655,158
4.31%, 06/01/2030	2,000,000	2,028,724
4.33%, 01/01/2033	2,000,000	1,998,406
4.50%, 03/01/2034 to 09/01/2052	4,779,535	4,778,656
4.52%, 10/01/2033	800,000	809,123
4.55%, 09/01/2033	1,967,820	1,993,891
4.59%, 04/01/2033	2,083,000	2,104,917
4.74%, 02/01/2033	1,915,000	1,952,251
4.85%, 12/01/2032	1,258,728	1,297,614
5.00%, 03/01/2034 to 01/01/2054	7,952,002	8,003,930
5.08%, 02/01/2030	1,588,225	1,642,102
5.29%, 12/01/2032	1,480,043	1,548,230
5.50%, 11/01/2034 to 05/01/2058	2,802,563	2,868,840
5.55%, 03/01/2038	578,009	598,458
6.00%, 02/01/2033 to 04/01/2055	6,370,473	6,531,485
6.50%, 02/01/2053 to 04/01/2054	490,788	511,465
Federal National Mtg. Assoc. VRS
1.51%, 11/01/2032(5)	5,375,411	4,549,345
1.75%, 03/01/2032(5)	3,081,464	2,701,018
Government National Mtg. Assoc.
2.00%, 01/20/2052 to 03/20/2052	6,379,946	5,309,718
2.50%, 08/20/2051 to 04/20/2052	16,262,113	14,094,359
3.00%, 11/20/2044 to 09/20/2055	17,795,716	16,122,103
3.50%, 10/20/2033 to 02/20/2052	6,601,623	6,109,710
4.00%, 12/20/2042 to 10/20/2052	9,229,958	8,809,737
4.25%, 01/20/2045 to 06/20/2045	2,559,653	2,484,188
4.50%, 04/15/2039 to 01/20/2053	9,255,433	9,137,362
5.00%, 05/20/2052 to 06/20/2063	8,048,931	8,050,604
5.50%, 12/15/2036 to 04/20/2055	5,608,927	5,694,798
6.00%, 12/15/2032	3,225	3,261
Government National Mtg. Assoc. FRS
5.22%, (1 Yr USTYCR+1.65%), 04/20/2072	1,978,220	2,083,459
5.25%, (1 Yr USTYCR+1.64%), 05/20/2072	1,835,953	1,935,069
5.26%, (1 Yr USTYCR+1.70%), 03/20/2072	1,844,922	1,943,816
5.33%, (1 Yr USTYCR+1.78%), 09/20/2071	1,940,212	2,042,149
5.40%, (1 Yr USTYCR+1.83%), 08/20/2071	1,890,200	1,990,680
5.42%, (1 Yr USTYCR+1.82%), 07/20/2072	1,806,985	1,923,792
5.46%, (1 Yr USTYCR+1.81%), 04/20/2072	1,855,941	1,964,360
5.57%, (1 Yr USTYCR+1.97%), 03/20/2072	1,688,319	1,788,847
Resolution Funding Corp. STRIPS
Zero Coupon, 01/15/2030	1,000,000	859,124
Small Business Administration
Series 2013-20D, Class 1 2.08%, 04/01/2033	272,770	256,410
Series 2012-20H, Class 1 2.37%, 08/01/2032	126,371	119,216
Series 2013-20F, Class 1 2.45%, 06/01/2033	329,223	313,091
Series 2013-20G, Class 1 3.15%, 07/01/2033	400,562	386,150
Series 2013-20H, Class 1 3.16%, 08/01/2033	485,741	469,753
Series 2013-20I, Class 1 3.62%, 09/01/2033	183,237	180,309

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Tennessee Valley Authority
4.25%, 09/15/2065	$ 405,000	$ 332,819
4.63%, 09/15/2060	240,000	212,112
		329,810,799
Total U.S. Government & Agency Obligations (cost $856,419,497)		811,317,391
FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Sovereign — 0.4%
Eagle Funding Luxco SARL
5.50%, 08/17/2030*	1,700,000	1,726,894
Republic of Chile
2.55%, 01/27/2032	256,000	228,787
Republic of Peru
5.63%, 11/18/2050	54,000	52,156
Republic of Poland
5.50%, 03/18/2054	368,000	349,095
United Mexican States
2.66%, 05/24/2031	541,000	479,380
3.77%, 05/24/2061	398,000	242,402
4.60%, 02/10/2048	400,000	307,480
4.75%, 03/08/2044	1,080,000	883,278
5.38%, 03/22/2033	1,744,000	1,717,404
5.85%, 07/02/2032	771,000	787,654
6.00%, 05/13/2030	347,000	361,054
6.88%, 05/13/2037	513,000	542,369
Total Foreign Government Obligations (cost $8,227,073)		7,677,953
MUNICIPAL SECURITIES — 0.7%
Berks County Municipal Authority Revenue Bonds
1.00%, 06/30/2044	1,160,000	589,994
7.00%, 06/30/2039	2,206,000	1,802,675
Escambia County Health Facilities Authority Revenue Bonds
3.61%, 08/15/2040	655,000	541,817
Florida State Board of Administration Finance Corp. Revenue Bonds
2.15%, 07/01/2030	2,674,000	2,467,670
Oklahoma Development Finance Authority Revenue Bonds
5.45%, 08/15/2028	1,578,000	1,567,790
Regents of the University of California Medical Center Revenue Bonds
3.71%, 05/15/2120	740,000	466,648
School District of Philadelphia General Obligation Bonds
6.62%, 06/01/2030	1,250,000	1,307,132
State of California General Obligation Bonds
7.30%, 10/01/2039	360,000	415,495
Texas Natural Gas Securitization Finance Corp. Revenue Bonds
5.17%, 04/01/2041	445,000	451,123
Security Description	Shares or Principal Amount	Value

Village of Bridgeview, Illinois General Obligation Bonds
5.14%, 12/01/2036	$ 3,955,000	$ 3,700,292
Total Municipal Securities (cost $14,434,727)		13,310,636
Total Long-Term Investment Securities (cost $1,829,379,590)		1,760,931,424
SHORT-TERM INVESTMENTS — 1.0%
Sovereign — 0.4%
Federal Home Loan Bank Disc. Notes
3.52%, 02/02/2026	7,290,000	7,287,886
Unaffiliated Investment Companies — 0.6%
State Street Institutional US Government Money Market Fund, Trust Class 3.59%(11)	9,843,635	9,843,635
Total Short-Term Investments (cost $17,132,922)		17,131,521
REPURCHASE AGREEMENTS — 0.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.06% dated 01/30/2026, to be repurchased 02/02/2026 in the amount of $113,725 and collateralized by $116,400 of United States Treasury Notes, bearing interest at 2.75% due 04/30/2027 and having an approximate value of $116,120 (cost $113,715)	113,715	113,715
TOTAL INVESTMENTS (cost $1,846,626,227)(12)	99.5%	1,778,176,660
Other assets less liabilities	0.5	9,508,474
NET ASSETS	100.0%	$1,787,685,134
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan MFS Core Bond Portfolio has no right to demand registration of these securities. At January 31, 2026, the aggregate value of these securities was $430,219,462 representing 24.1% of net assets.
(1)	Perpetual maturity - maturity date reflects the next call date.

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

(2)	Securities classified as Level 3 (see Note 2).
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2026, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Corporate Bonds & Notes
Pabrik Kertas Tjiwi Kimia Tbk PT 2.00%, 04/30/2029	12/02/2004	$152,938	$21,640	$38,235	$25.00	0.0%
(4)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of January 31, 2026.
(5)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(6)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(7)	Interest Only
(8)	Principal Only
(9)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(10)	Principal amount of security is adjusted for inflation.
(11)	The rate shown is the 7-day yield as of January 31, 2026.
(12)	See Note 4 for cost of investments on a tax basis.
1 Yr USTYCR—1 Year US Treasury Yield Curve Rate
3 ML—3 Month USD LIBOR
BR—Bearer Shares
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TSFR6M—Term Secured Overnight Financing Rate 6 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at January 31, 2026 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
107	Short	U.S. Treasury Long Bonds	March 2026	$12,467,827	$12,318,375	$149,452
133	Short	U.S. Treasury Ultra Bonds	March 2026	15,964,858	15,619,187	345,671
						$495,123
						Unrealized (Depreciation)
131	Long	U.S. Treasury 10 Year Notes	March 2026	$14,671,634	$14,649,484	$ (22,150)
421	Long	U.S. Treasury 2 Year Notes	March 2026	87,946,387	87,775,211	(171,176)
471	Long	U.S. Treasury 5 Year Notes	March 2026	51,607,675	51,305,883	(301,792)
100	Long	U.S. Treasury Long Bonds	March 2026	11,731,632	11,512,500	(219,132)
254	Long	U.S. Treasury Ultra 10 Year Notes	March 2026	29,319,552	28,995,687	(323,865)
335	Long	U.S. Treasury Ultra Bonds	March 2026	40,473,468	39,341,562	(1,131,906)
						$(2,170,021)
		Net Unrealized Appreciation (Depreciation)				$(1,674,898)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes:
Forest Products & Paper	$—	$—	$38,235	$38,235
Other Industries	—	554,299,737	—	554,299,737
Asset Backed Securities	—	167,401,888	—	167,401,888
Collateralized Mortgage Obligations	—	206,885,584	—	206,885,584
U.S. Government & Agency Obligations	—	811,317,391	—	811,317,391
Foreign Government Obligations	—	7,677,953	—	7,677,953
Municipal Securities	—	13,310,636	—	13,310,636
Short-Term Investments:
Sovereign	—	7,287,886	—	7,287,886
Other Short-Term Investments	9,843,635	—	—	9,843,635
Repurchase Agreements	—	113,715	—	113,715
Total Investments at Value	$9,843,635	$1,768,294,790	$38,235	$1,778,176,660
Other Financial Instruments:†
Futures Contracts	$495,123	$—	$—	$495,123
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$2,170,021	$—	$—	$2,170,021
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.3%
Aerospace/Defense — 6.5%
FTAI Aviation, Ltd.	35,556	$ 9,682,610
HEICO Corp., Class A	37,918	9,653,544
Howmet Aerospace, Inc.	81,964	17,055,069
Rocket Lab Corp.†	89,691	7,181,558
		43,572,781
Apparel — 1.3%
Levi Strauss & Co., Class A	121,858	2,422,537
On Holding AG, Class A†	133,673	6,048,703
		8,471,240
Biotechnology — 5.7%
Alnylam Pharmaceuticals, Inc.†	38,989	13,180,621
Arcellx, Inc.†	34,382	2,348,634
Disc Medicine, Inc.†	21,454	1,658,823
Insmed, Inc.†	86,208	13,523,449
Ionis Pharmaceuticals, Inc.†	44,868	3,709,238
Nuvalent, Inc., Class A†	33,787	3,476,345
Ultragenyx Pharmaceutical, Inc.†	12,095	291,127
		38,188,237
Building Materials — 2.1%
Carlisle Cos., Inc.	10,075	3,434,467
Eagle Materials, Inc.	17,912	3,650,645
James Hardie Industries PLC†	152,376	3,503,124
Trane Technologies PLC	8,197	3,447,494
		14,035,730
Commercial Services — 3.7%
Affirm Holdings, Inc.†	36,260	2,186,478
Bright Horizons Family Solutions, Inc.†	28,147	2,607,256
Quanta Services, Inc.	34,636	16,439,285
Rollins, Inc.	50,735	3,213,555
		24,446,574
Computers — 2.0%
CyberArk Software, Ltd.†	10,222	4,403,944
Figure Technology Solutions, Inc., Class A†	37,158	2,113,547
Gartner, Inc.†	9,812	2,056,693
Okta, Inc.†	39,632	3,348,112
Rubrik, Inc., Class A†	29,362	1,642,804
		13,565,100
Diversified Financial Services — 5.1%
Ares Management Corp., Class A	57,264	8,570,703
Coinbase Global, Inc., Class A†	8,743	1,702,612
Interactive Brokers Group, Inc., Class A	39,449	2,953,941
LPL Financial Holdings, Inc.	14,600	5,321,700
Raymond James Financial, Inc.	35,307	5,856,019
Rocket Cos., Inc., Class A	189,316	3,394,436
TPG, Inc.	67,185	3,957,868
Tradeweb Markets, Inc., Class A	25,352	2,613,031
		34,370,310
Electric — 1.8%
Vistra Corp.	77,968	12,346,233
Electrical Components & Equipment — 0.9%
AMETEK, Inc.	27,898	6,248,594
Electronics — 0.9%
Garmin, Ltd.	14,434	2,910,472
Mettler-Toledo International, Inc.†	2,157	2,962,078
		5,872,550
Security Description	Shares or Principal Amount	Value

Engineering & Construction — 2.2%
Comfort Systems USA, Inc.	12,804	$ 14,623,448
Entertainment — 2.2%
Flutter Entertainment PLC†	48,898	8,075,505
Live Nation Entertainment, Inc.†	45,305	6,589,612
		14,665,117
Environmental Control — 0.6%
Veralto Corp.	40,802	4,038,582
Food — 0.9%
Performance Food Group Co.†	65,553	6,257,034
Healthcare-Products — 4.8%
Agilent Technologies, Inc.	28,185	3,772,562
Caris Life Sciences, Inc.†	54,844	1,270,187
IDEXX Laboratories, Inc.†	11,139	7,468,254
iRhythm Technologies, Inc.†	12,464	1,925,813
Natera, Inc.†	46,997	10,862,887
Penumbra, Inc.†	19,230	6,887,609
		32,187,312
Healthcare-Services — 0.7%
IQVIA Holdings, Inc.†	21,454	4,937,638
Home Builders — 0.6%
Thor Industries, Inc.	32,560	3,642,487
Home Furnishings — 1.2%
Somnigroup International, Inc.	94,406	8,293,567
Insurance — 0.4%
Arthur J. Gallagher & Co.	10,826	2,699,680
Internet — 3.8%
Coupang, Inc.†	131,083	2,642,633
DoorDash, Inc., Class A†	22,318	4,566,709
Expedia Group, Inc.	9,439	2,499,825
Reddit, Inc., Class A†	50,818	9,160,961
Robinhood Markets, Inc., Class A†	68,896	6,853,774
		25,723,902
Leisure Time — 3.9%
Planet Fitness, Inc., Class A†	38,088	3,467,531
Royal Caribbean Cruises, Ltd.	69,383	22,525,191
		25,992,722
Lodging — 3.5%
Hilton Worldwide Holdings, Inc.	69,294	20,684,952
Wynn Resorts, Ltd.	27,741	2,980,770
		23,665,722
Machinery-Construction & Mining — 3.2%
BWX Technologies, Inc.	29,221	6,002,870
Vertiv Holdings Co., Class A	82,956	15,444,748
		21,447,618
Machinery-Diversified — 1.1%
Esab Corp.	29,575	3,581,533
Ingersoll Rand, Inc.	43,193	3,718,485
		7,300,018
Miscellaneous Manufacturing — 3.5%
Axon Enterprise, Inc.†	12,487	6,038,464
Fabrinet†	9,510	4,654,574
ITT, Inc.	36,864	6,720,307
Teledyne Technologies, Inc.†	9,890	6,134,767
		23,548,112

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas — 0.7%
EOG Resources, Inc.	40,420	$ 4,532,295
Oil & Gas Services — 0.5%
TechnipFMC PLC	60,445	3,367,995
Pharmaceuticals — 5.9%
Alkermes PLC†	115,857	3,926,394
Cencora, Inc.	43,971	15,795,263
Corcept Therapeutics, Inc.†	20,201	805,414
Dexcom, Inc.†	99,187	7,244,618
Neurocrine Biosciences, Inc.†	59,249	8,061,419
Rhythm Pharmaceuticals, Inc.†	26,464	2,713,089
uniQure NV†	31,351	712,295
		39,258,492
Pipelines — 2.4%
Cheniere Energy, Inc.	33,335	7,051,019
Williams Cos., Inc.	134,140	9,022,257
		16,073,276
Real Estate — 1.3%
CBRE Group, Inc., Class A†	51,928	8,844,896
Retail — 7.4%
AutoZone, Inc.†	1,553	5,752,762
Burlington Stores, Inc.†	28,702	8,491,774
Carvana Co.†	37,051	14,861,527
Casey's General Stores, Inc.	10,392	6,302,748
Chipotle Mexican Grill, Inc.†	65,755	2,555,897
Ulta Beauty, Inc.†	13,800	8,933,568
Wingstop, Inc.	9,393	2,493,184
		49,391,460
Semiconductors — 4.0%
MKS, Inc.	15,558	3,662,509
Monolithic Power Systems, Inc.	6,758	7,597,005
ON Semiconductor Corp.†	76,229	4,565,355
Rambus, Inc.†	33,795	3,846,885
Teradyne, Inc.	29,498	7,110,493
		26,782,247
Security Description	Shares or Principal Amount	Value

Software — 13.1%
Broadridge Financial Solutions, Inc.	31,358	$ 6,180,975
Cloudflare, Inc., Class A†	67,875	12,037,631
Datadog, Inc., Class A†	53,460	6,913,447
Figma, Inc., Class A†	25,729	666,896
HubSpot, Inc.†	19,574	5,480,720
JFrog, Ltd.†	57,445	3,147,986
Monday.com, Ltd.†	6,566	753,449
MongoDB, Inc.†	16,531	6,138,456
MSCI, Inc.	14,468	8,814,195
ROBLOX Corp., Class A†	148,020	9,733,795
Snowflake, Inc.†	23,759	4,578,359
Take-Two Interactive Software, Inc.†	39,405	8,680,922
Twilio, Inc., Class A†	36,790	4,431,723
Tyler Technologies, Inc.†	5,607	2,071,226
Veeva Systems, Inc., Class A†	40,492	8,257,129
		87,886,909
Telecommunications — 1.4%
Ciena Corp.†	28,896	7,276,302
Credo Technology Group Holding, Ltd.†	16,806	2,105,455
		9,381,757
Total Long-Term Investment Securities (cost $567,616,819)		665,659,635
SHORT-TERM INVESTMENTS — 0.7%
Unaffiliated Investment Companies — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.65%(1) (cost $4,440,007)	4,440,007	4,440,007
TOTAL INVESTMENTS (cost $572,056,826)(2)	100.0%	670,099,642
Other assets less liabilities	0.0	206,761
NET ASSETS	100.0%	$670,306,403
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of January 31, 2026.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$665,659,635	$—	$—	$665,659,635
Short-Term Investments	4,440,007	—	—	4,440,007
Total Investments at Value	$670,099,642	$—	$—	$670,099,642
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 79.8%
Advertising — 0.8%
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 04/15/2026	$ 2,546,000	$ 2,543,364
Aerospace/Defense — 0.8%
RTX Corp.
5.75%, 11/08/2026	2,563,000	2,595,664
Agriculture — 1.4%
Archer-Daniels-Midland Co.
2.50%, 08/11/2026	1,384,000	1,374,861
BAT Capital Corp.
3.22%, 09/06/2026	330,000	328,650
BAT International Finance PLC
1.67%, 03/25/2026	592,000	590,029
Bunge, Ltd. Finance Corp.
3.25%, 08/15/2026	1,551,000	1,545,779
Imperial Brands Finance PLC
4.50%, 06/30/2028*	421,000	424,805
Philip Morris International, Inc.
3.88%, 10/27/2028	601,000	600,285
		4,864,409
Auto Manufacturers — 6.8%
American Honda Finance Corp.
5.25%, 07/07/2026	407,000	409,495
American Honda Finance Corp. FRS
4.33%, (SOFR+0.62%), 12/11/2026	1,904,000	1,907,867
4.57%, (SOFR+0.87%), 07/09/2027	463,000	465,406
BMW US Capital LLC FRS
4.25%, (SOFR+0.55%), 04/02/2026*	2,014,000	2,015,284
Daimler Truck Finance North America LLC
4.15%, 01/12/2029*	294,000	293,962
General Motors Co.
5.35%, 04/15/2028	432,000	442,941
General Motors Financial Co., Inc.
1.50%, 06/10/2026	1,402,000	1,389,851
Hyundai Capital America
2.75%, 09/27/2026*	70,000	69,389
4.85%, 03/25/2027*	3,386,000	3,416,564
5.25%, 01/08/2027*	391,000	395,752
Mercedes-Benz Finance North America LLC
4.80%, 11/13/2026*	689,000	693,961
4.88%, 07/31/2026*	2,640,000	2,653,446
Toyota Motor Credit Corp. FRS
4.15%, (SOFR+0.45%), 01/12/2028	1,115,000	1,116,300
4.24%, (SOFR+0.45%), 05/15/2026	2,212,000	2,213,878
4.68%, (SOFR+0.89%), 05/18/2026	3,030,000	3,036,516
Volkswagen Group of America Finance LLC
4.95%, 03/25/2027*	227,000	228,913
5.30%, 03/22/2027*	1,888,000	1,910,919
6.00%, 11/16/2026*	390,000	395,713
		23,056,157
Banks — 22.2%
ABN AMRO Bank NV
4.99%, 12/03/2028*	800,000	813,412
6.34%, 09/18/2027*	2,500,000	2,534,737
ABN AMRO Bank NV FRS
4.44%, (SOFR+0.75%), 07/07/2028*	899,000	903,089
ANZ New Zealand International, Ltd.
4.00%, 01/22/2029*	200,000	200,199
ANZ New Zealand International, Ltd. FRS
4.31%, (SOFR+0.61%), 01/22/2029*	242,000	242,222
Security Description	Shares or Principal Amount	Value

Banks (continued)
Banco Santander SA
1.72%, 09/14/2027	$ 1,600,000	$ 1,576,859
4.55%, 11/06/2030	800,000	800,766
Bank of Montreal
4.06%, 09/22/2028	1,066,000	1,067,749
4.57%, 09/10/2027	998,000	1,001,456
Bank of New York Mellon Corp.
4.03%, 01/22/2030	280,000	279,803
Banque Federative du Credit Mutuel SA FRS
4.69%, (SOFR+0.99%), 10/16/2028*	1,800,000	1,809,790
Barclays PLC
4.84%, 09/10/2028	457,000	462,330
BNP Paribas SA
1.68%, 06/30/2027*	3,300,000	3,267,419
4.79%, 05/09/2029*	1,075,000	1,087,614
CaixaBank SA
4.63%, 07/03/2029*	2,478,000	2,504,161
6.68%, 09/13/2027*	1,000,000	1,015,776
Canadian Imperial Bank of Commerce
4.24%, 09/08/2028	1,724,000	1,730,114
4.51%, 09/11/2027	1,408,000	1,412,422
Citibank, N.A.
4.88%, 11/19/2027	1,458,000	1,468,381
Citigroup, Inc.
4.64%, 05/07/2028	1,052,000	1,060,179
Cooperatieve Rabobank UA
4.66%, 08/22/2028	3,394,000	3,425,144
Credit Agricole SA
4.63%, 09/11/2028*	449,000	452,440
Deutsche Bank AG
2.31%, 11/16/2027	2,672,000	2,634,430
Goldman Sachs Group, Inc.
4.15%, 01/21/2029	897,000	897,653
Goldman Sachs Group, Inc. FRS
4.41%, (SOFR+0.71%), 01/21/2029	562,000	562,012
HSBC Holdings PLC
3.90%, 05/25/2026	575,000	574,959
HSBC USA, Inc.
4.65%, 06/03/2028	602,000	611,468
ING Groep NV
1.73%, 04/01/2027	500,000	498,163
3.95%, 03/29/2027	365,000	365,248
4.86%, 03/25/2029	528,000	536,529
KeyCorp
2.25%, 04/06/2027	1,765,000	1,729,251
Lloyds Banking Group PLC
4.82%, 06/13/2029	486,000	493,950
5.09%, 11/26/2028	390,000	397,131
Manufacturers & Traders Trust Co.
4.76%, 07/06/2028	535,000	540,044
Morgan Stanley
4.24%, 01/09/2030	584,000	584,660
Morgan Stanley FRS
4.50%, (SOFR+0.80%), 01/09/2030	896,000	895,179
Morgan Stanley Bank, N.A.
4.97%, 07/14/2028	452,000	457,924
Morgan Stanley Private Bank NA
4.21%, 02/08/2030	779,000	779,112
National Bank of Canada
4.17%, 01/20/2029	598,000	599,344
4.70%, 03/05/2027	2,116,000	2,117,277
NatWest Group PLC
5.85%, 03/02/2027	1,205,000	1,206,654

SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
NatWest Group PLC FRS
4.87%, (SOFR+1.10%), 05/23/2029	$ 539,000	$ 542,582
NatWest Markets PLC
4.17%, 11/06/2028*	1,031,000	1,033,913
Nordea Bank Abp
5.38%, 09/22/2027*	3,046,000	3,114,674
PNC Financial Services Group, Inc.
6.62%, 10/20/2027	2,100,000	2,138,925
Santander Holdings USA, Inc.
3.24%, 10/05/2026	195,000	194,015
Santander UK Group Holdings PLC
1.67%, 06/14/2027	1,500,000	1,486,496
4.32%, 09/22/2029	574,000	575,034
Societe Generale SA
5.25%, 02/19/2027*	1,075,000	1,087,762
5.50%, 04/13/2029*	1,000,000	1,025,062
Standard Chartered PLC
4.05%, 04/12/2026*	2,140,000	2,138,608
5.55%, 01/21/2029*	667,000	684,425
7.77%, 11/16/2028*	354,000	376,014
Sumitomo Mitsui Financial Group, Inc.
4.11%, 01/15/2029	315,000	315,066
Sumitomo Mitsui Trust Bank, Ltd. FRS
4.47%, (SOFR+0.75%), 09/11/2028*	1,520,000	1,525,700
Swedbank AB
6.14%, 09/12/2026*	1,700,000	1,722,387
Toronto-Dominion Bank
3.91%, 01/13/2028	1,253,000	1,253,557
4.11%, 10/13/2028	723,000	724,525
Toronto-Dominion Bank FRS
4.28%, (SOFR+0.58%), 01/13/2028	1,648,000	1,650,253
Truist Financial Corp.
1.27%, 03/02/2027	2,799,000	2,792,429
UBS Group AG
1.31%, 02/02/2027*	500,000	500,000
4.15%, 12/23/2029*	1,368,000	1,366,664
US Bank NA
4.73%, 05/15/2028	696,000	702,760
Wells Fargo & Co.
4.90%, 01/24/2028	1,443,000	1,455,318
4.97%, 04/23/2029	1,500,000	1,528,840
		75,532,059
Beverages — 0.9%
Constellation Brands, Inc.
3.70%, 12/06/2026	1,203,000	1,201,292
Molson Coors Beverage Co.
3.00%, 07/15/2026	1,745,000	1,738,199
		2,939,491
Chemicals — 1.6%
Mosaic Co.
4.35%, 01/15/2029	290,000	290,915
Nutrien, Ltd.
4.50%, 03/12/2027	2,676,000	2,691,164
Westlake Corp.
3.60%, 08/15/2026	2,616,000	2,608,615
		5,590,694
Commercial Services — 1.0%
Element Fleet Management Corp.
5.64%, 03/13/2027*	549,000	557,781
6.27%, 06/26/2026*	1,132,000	1,140,129
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Global Payments, Inc.
1.20%, 03/01/2026	$ 1,593,000	$ 1,589,581
		3,287,491
Computers — 0.4%
Hewlett Packard Enterprise Co.
4.05%, 09/15/2027	754,000	754,570
4.45%, 09/25/2026	545,000	546,711
		1,301,281
Diversified Financial Services — 2.5%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
2.45%, 10/29/2026	976,000	965,079
4.88%, 04/01/2028	1,608,000	1,634,131
Aviation Capital Group LLC
4.25%, 04/30/2029*	242,000	241,168
4.75%, 04/14/2027*	318,000	319,804
Avolon Holdings Funding, Ltd.
4.25%, 04/15/2026*	1,100,000	1,100,137
4.95%, 01/15/2028*	613,000	620,590
Capital One Financial Corp.
1.88%, 11/02/2027	655,000	643,940
Charles Schwab Corp.
5.88%, 08/24/2026	2,611,000	2,637,547
Jefferies Financial Group, Inc.
4.50%, 09/15/2026	305,000	305,882
		8,468,278
Electric — 6.9%
Ameren Corp.
5.70%, 12/01/2026	1,000,000	1,013,097
Arizona Public Service Co.
2.55%, 09/15/2026	1,729,000	1,713,375
CenterPoint Energy, Inc.
1.45%, 06/01/2026	138,000	136,804
CMS Energy Corp.
3.00%, 05/15/2026	1,733,000	1,728,183
Constellation Energy Generation LLC
3.90%, 01/08/2028	363,000	362,616
Constellation Energy Generation LLC FRS
4.29%, (SOFR+0.60%), 01/08/2028	247,000	247,447
DTE Electric Co.
4.25%, 05/14/2027	250,000	251,779
DTE Energy Co.
2.85%, 10/01/2026	1,139,000	1,131,122
4.95%, 07/01/2027	322,000	326,067
Duke Energy Corp.
2.65%, 09/01/2026	1,758,000	1,745,464
Emera US Finance LP
3.55%, 06/15/2026	847,000	844,659
Entergy Corp.
2.95%, 09/01/2026	1,719,000	1,708,586
Eversource Energy
4.75%, 05/15/2026	1,685,000	1,688,678
Exelon Corp.
3.40%, 04/15/2026	2,222,000	2,219,650
National Rural Utilities Cooperative Finance Corp.
3.95%, 12/10/2027	1,459,000	1,462,408
National Rural Utilities Cooperative Finance Corp. FRS
4.34%, (SOFR+0.58%), 11/22/2026	2,258,000	2,263,651
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/2027	489,000	494,619

SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Oncor Electric Delivery Co. LLC
4.50%, 03/20/2027*	$ 672,000	$ 677,434
Sierra Pacific Power Co.
2.60%, 05/01/2026	79,000	78,747
Southern Co.
3.25%, 07/01/2026	1,151,000	1,148,799
Southwestern Electric Power Co.
2.75%, 10/01/2026	1,734,000	1,720,256
WEC Energy Group, Inc.
5.60%, 09/12/2026	514,000	518,450
		23,481,891
Electronics — 0.4%
Amphenol Corp.
3.80%, 11/15/2027	436,000	435,843
TD SYNNEX Corp.
1.75%, 08/09/2026	872,000	860,651
		1,296,494
Food — 2.5%
Conagra Brands, Inc.
5.30%, 10/01/2026	835,000	841,125
Danone SA
2.95%, 11/02/2026*	2,596,000	2,575,714
Ingredion, Inc.
3.20%, 10/01/2026	1,742,000	1,732,861
Kroger Co.
2.65%, 10/15/2026	1,754,000	1,738,437
Mondelez International Holdings Netherlands BV
1.25%, 09/24/2026*	1,787,000	1,755,915
		8,644,052
Healthcare-Products — 0.5%
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/2027	1,636,000	1,649,512
Healthcare-Services — 1.7%
Cigna Group
1.25%, 03/15/2026	411,000	409,724
HCA, Inc.
3.13%, 03/15/2027	912,000	903,280
4.50%, 02/15/2027	177,000	177,375
5.00%, 03/01/2028	216,000	220,102
5.25%, 06/15/2026	533,000	533,562
Laboratory Corp. of America Holdings
1.55%, 06/01/2026	1,760,000	1,745,601
Quest Diagnostics, Inc.
3.45%, 06/01/2026	1,648,000	1,644,731
		5,634,375
Insurance — 8.6%
CNO Global Funding
4.38%, 09/08/2028*	487,000	488,499
4.95%, 09/09/2029*	257,000	261,292
Equitable Financial Life Global Funding
1.70%, 11/12/2026*	1,546,000	1,521,479
4.60%, 04/01/2027*	1,680,000	1,692,032
4.88%, 11/19/2027*	896,000	910,458
F&G Global Funding
2.30%, 04/11/2027*	829,000	810,330
4.50%, 01/09/2029*	746,000	745,769
F&G Global Funding FRS
5.05%, (SOFR+1.33%), 09/08/2028*	619,000	623,710
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Jackson National Life Global Funding
4.90%, 01/13/2027*	$ 923,000	$ 931,589
5.55%, 07/02/2027*	740,000	754,723
Jackson National Life Global Funding FRS
4.61%, (SOFR+0.89%), 06/09/2027*	2,369,000	2,377,434
MassMutual Global Funding II
4.00%, 01/22/2029*	200,000	199,775
MassMutual Global Funding II FRS
4.36%, (SOFR+0.66%), 01/22/2029*	432,000	432,394
4.53%, (SOFR+0.68%), 08/01/2028*	1,600,000	1,604,992
Met Tower Global Funding
4.00%, 01/14/2029*	642,000	640,989
Metropolitan Life Global Funding I FRS
4.47%, (SOFR+0.70%), 08/25/2028*	466,000	467,140
New York Life Global Funding
4.05%, 02/02/2029*	840,000	841,255
4.40%, 12/13/2027*	1,351,000	1,364,797
New York Life Global Funding FRS
4.24%, (SOFR+0.41%), 02/05/2027*	3,005,000	3,008,863
4.26%, (SOFR+0.55%), 06/11/2027*	2,064,000	2,070,579
4.37%, (SOFR+0.67%), 04/02/2027*	206,000	206,829
Northwestern Mutual Global Funding FRS
4.43%, (SOFR+0.66%), 08/25/2028*	693,000	694,713
Pacific Life Global Funding II
4.38%, 02/03/2031*	338,000	338,456
4.45%, 05/01/2028*	496,000	501,520
Pacific Life Global Funding II FRS
4.45%, (SOFR+0.75%), 07/10/2028*	1,282,000	1,286,554
4.75%, (SOFR+1.05%), 07/28/2026*	2,266,000	2,275,064
Principal Life Global Funding II
4.60%, 08/19/2027*	1,242,000	1,254,200
Principal Life Global Funding II FRS
4.60%, (SOFR+0.81%), 08/18/2028*	382,000	382,378
Western-Southern Global Funding
4.50%, 07/16/2028*	615,000	619,749
		29,307,562
Internet — 0.5%
eBay, Inc.
1.40%, 05/10/2026	1,739,000	1,727,453
Iron/Steel — 0.1%
POSCO
4.88%, 01/23/2027*	400,000	402,980
Lodging — 0.7%
Marriott International, Inc.
3.13%, 06/15/2026	1,701,000	1,696,050
4.20%, 07/15/2027	562,000	563,899
		2,259,949
Machinery-Construction & Mining — 0.3%
Caterpillar Financial Services Corp. FRS
4.22%, (SOFR+0.53%), 07/07/2027	906,000	910,638
Machinery-Diversified — 0.8%
John Deere Capital Corp. FRS
4.30%, (SOFR+0.58%), 09/11/2028	1,635,000	1,641,477
Xylem, Inc.
3.25%, 11/01/2026	1,187,000	1,180,774
		2,822,251
Media — 0.5%
Cox Communications, Inc.
3.35%, 09/15/2026*	1,750,000	1,742,041

SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Mining — 0.8%
Glencore Funding LLC
1.63%, 04/27/2026*	$ 570,000	$ 566,681
4.00%, 03/27/2027*	1,534,000	1,534,715
Glencore Funding LLC FRS
4.45%, (SOFR+0.75%), 10/01/2026*	463,000	463,946
Rio Tinto Finance USA PLC
4.38%, 03/12/2027	199,000	200,422
		2,765,764
Miscellaneous Manufacturing — 0.0%
Teledyne Technologies, Inc.
1.60%, 04/01/2026	125,000	124,497
Oil & Gas — 1.5%
Suncor Energy, Inc.
7.88%, 06/15/2026	2,491,000	2,525,270
Woodside Finance, Ltd.
3.70%, 09/15/2026*	2,615,000	2,604,288
		5,129,558
Packaging & Containers — 0.7%
Amcor Finance USA, Inc.
3.63%, 04/28/2026	1,357,000	1,355,302
Amcor Flexibles North America, Inc.
4.80%, 03/17/2028	337,000	341,937
Sonoco Products Co.
4.45%, 09/01/2026	841,000	843,140
		2,540,379
Pharmaceuticals — 2.0%
AbbVie, Inc.
2.95%, 11/21/2026	3,116,000	3,096,163
Cardinal Health, Inc.
4.70%, 11/15/2026	422,000	424,676
Pfizer, Inc.
3.88%, 11/15/2027	546,000	547,880
Sanofi SA
3.75%, 11/03/2027	1,006,000	1,007,758
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	1,719,000	1,711,491
		6,787,968
Pipelines — 2.5%
Energy Transfer LP
6.05%, 12/01/2026	649,000	659,130
Enterprise Products Operating LLC
4.30%, 06/20/2028	118,000	119,030
ONEOK, Inc.
4.25%, 09/24/2027	1,006,000	1,009,650
5.55%, 11/01/2026	300,000	302,972
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027	322,000	323,962
5.88%, 06/30/2026	111,000	111,121
Spectra Energy Partners LP
3.38%, 10/15/2026	2,581,000	2,571,178
Williams Cos., Inc.
5.40%, 03/02/2026	3,221,000	3,225,525
		8,322,568
REITS — 2.9%
American Tower Corp.
3.13%, 01/15/2027	863,000	856,798
3.38%, 10/15/2026	877,000	873,402
Security Description	Shares or Principal Amount	Value

REITS (continued)
Boston Properties LP
3.65%, 02/01/2026	$ 286,000	$ 286,000
Brixmor Operating Partnership LP
4.13%, 06/15/2026	1,691,000	1,691,173
Equinix, Inc.
1.45%, 05/15/2026	592,000	587,659
2.90%, 11/18/2026	1,144,000	1,134,611
Essex Portfolio LP
3.38%, 04/15/2026	195,000	194,732
Extra Space Storage LP
3.50%, 07/01/2026	1,391,000	1,387,886
Realty Income Corp.
3.95%, 02/01/2029	399,000	397,709
WP Carey, Inc.
4.25%, 10/01/2026	2,583,000	2,585,166
		9,995,136
Retail — 2.4%
Alimentation Couche-Tard, Inc.
4.15%, 09/29/2028*	1,524,000	1,525,749
AutoZone, Inc.
5.05%, 07/15/2026	1,711,000	1,719,143
Darden Restaurants, Inc.
4.35%, 10/15/2027	382,000	384,068
Lowe's Cos, Inc.
2.50%, 04/15/2026	2,637,000	2,629,697
O'Reilly Automotive, Inc.
5.75%, 11/20/2026	1,711,000	1,732,542
		7,991,199
Semiconductors — 0.7%
Advanced Micro Devices, Inc.
4.21%, 09/24/2026	515,000	516,528
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.88%, 06/18/2026	1,725,000	1,724,185
4.30%, 08/19/2028	255,000	256,166
		2,496,879
Software — 1.0%
Fiserv, Inc.
3.20%, 07/01/2026	307,000	305,923
Oracle Corp.
1.65%, 03/25/2026	1,725,000	1,718,899
Take-Two Interactive Software, Inc.
5.00%, 03/28/2026	625,000	625,864
VMware LLC
1.40%, 08/15/2026	824,000	813,220
		3,463,906
Telecommunications — 1.5%
AT&T, Inc.
1.70%, 03/25/2026	1,724,000	1,718,768
NBN Co., Ltd.
4.00%, 10/01/2027*	552,000	552,606
NTT Finance Corp.
4.57%, 07/16/2027*	296,000	298,591
4.62%, 07/16/2028*	402,000	407,398
Orange SA
4.00%, 01/13/2029*	426,000	426,117
T-Mobile USA, Inc.
2.25%, 02/15/2026	1,741,000	1,739,816
		5,143,296

SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Transportation — 1.2%
Canadian Pacific Railway Co.
3.70%, 02/01/2026	$ 2,583,000	$ 2,583,000
FedEx Corp.
3.25%, 04/01/2026	1,215,000	1,213,507
Ryder System, Inc.
1.75%, 09/01/2026	223,000	220,106
		4,016,613
Trucking & Leasing — 0.7%
SMBC Aviation Capital Finance DAC
1.90%, 10/15/2026*	2,463,000	2,425,575
Total Corporate Bonds & Notes (cost $270,238,457)		271,261,424
ASSET BACKED SECURITIES — 9.2%
Auto Loan Receivables — 5.0%
Ally Auto Receivables Trust
Series 2025-1, Class A2 4.03%, 07/17/2028	3,500,000	3,503,770
Ford Credit Auto Owner Trust
Series 2022-D, Class A4 5.30%, 03/15/2028	3,462,000	3,486,534
Series 2023-C, Class A3 5.53%, 09/15/2028	2,254,536	2,276,443
GM Financial Consumer Automobile Receivables Trust
Series 2023-2, Class A3 4.47%, 02/16/2028	1,548,019	1,550,604
Mercedes-Benz Auto Lease Trust
Series 2024-A, Class A2A 5.44%, 02/16/2027	197,072	197,238
Nissan Auto Receivables Owner Trust
Series 2022-B, Class A3 4.46%, 05/17/2027	231,020	231,232
Porsche Financial Auto Securitization Trust
Series 2023-1A, Class A3 4.81%, 09/22/2028*	237,757	238,538
SBNA Auto Lease Trust
Series 2024-A, Class A3 5.39%, 11/20/2026*	171,768	172,032
USAA Auto Owner Trust
Series 2025-A, Class A2 3.98%, 03/15/2028*	2,200,000	2,201,365
Volkswagen Auto Loan Enhanced Trust
Series 2023-2, Class A3 5.48%, 12/20/2028	2,994,738	3,031,589
		16,889,345
Other Asset Backed Securities — 4.2%
Apidos CLO XXIII FRS
Series 2015-23A, Class ARR 4.72%, (TSFR3M+1.05%), 04/15/2033*	1,246,404	1,248,040
Apidos CLO XXXI FRS
Series 2019-31A, Class A1R 5.03%, (TSFR3M+1.36%), 04/15/2031*	918,515	919,254
Bain Capital Credit CLO FRS
Series 2019-2A, Class AR3 4.59%, (TSFR3M+0.92%), 10/17/2032*	1,279,539	1,280,528
CarVal CLO II, Ltd. FRS
Series 2019-1A, Class AR2 4.69%, (TSFR3M+1.02%), 04/20/2032*	1,305,668	1,306,113
Dewolf Park CLO, Ltd. FRS
Series 2017-1A, Class AR 4.85%, (TSFR3M+1.18%), 10/15/2030*	177,691	177,691
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Dryden CLO, Ltd. FRS
Series 2018-64A, Class A 4.90%, (TSFR3M+1.23%), 04/18/2031*	$ 541,186	$ 541,795
Jamestown CLO XVII, Ltd. FRS
Series 2021-17A, Class AR 4.87%, (TSFR3M+1.20%), 01/25/2035*	1,000,000	1,000,186
John Deere Owner Trust
Series 2022-C, Class A3 5.09%, 06/15/2027	355,020	355,739
KKR Static CLO I LTD FRS
Series 2022-1A, Class AR2 4.65%, (TSFR3M+0.98%), 07/20/2031*	648,646	648,334
Palmer Square Loan Funding, Ltd. FRS
Series 2024-3A, Class A1R 4.48%, (TSFR3M+0.82%), 08/08/2032*	1,700,000	1,700,000
Series 2025-1A, Class A1 4.65%, (TSFR3M+0.80%), 02/15/2033*	1,471,171	1,470,235
Series 2024-1A, Class A1 4.72%, (TSFR3M+1.05%), 10/15/2032*	429,041	429,161
Series 2024-3A, Class A1 4.94%, (TSFR3M+1.08%), 08/08/2032*	2,016,045	2,016,045
SCF Equipment Leasing LLC
Series 2024-1A, Class A2 5.88%, 11/20/2029*	117,503	117,997
Symphony CLO XX, Ltd. FRS
Series 2018-20A, Class AR2 4.77%, (TSFR3M+1.10%), 01/16/2032*	1,057,365	1,060,751
		14,271,869
Total Asset Backed Securities (cost $31,166,831)		31,161,214
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 2.6%
U.S. Government — 2.0%
United States Treasury Notes
4.13%, 02/28/2027	6,700,000	6,740,057
U.S. Government Agency — 0.6%
Federal National Mtg. Assoc. FRS
3.78%, (SOFR+0.09%), 02/02/2028	2,195,000	2,195,000
Total U.S. Government & Agency Obligations (cost $8,900,483)		8,935,057
Total Long-Term Investment Securities (cost $310,305,771)		311,357,695
SHORT-TERM INVESTMENTS — 8.6%
Commercial Paper — 1.1%
First Abu Dhabi Bank PJSC
Zero Coupon, 11/10/2026	3,925,000	3,812,646

SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Unaffiliated Investment Companies — 7.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.65%(1)	25,244,842	$ 25,244,842
Total Short-Term Investments (cost $29,053,622)		29,057,488
TOTAL INVESTMENTS (cost $339,359,393)(2)	100.2%	340,415,183
Other assets less liabilities	(0.2)	(680,075)
NET ASSETS	100.0%	$339,735,108
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan Ultra-Short Bond Portfolio has no right to demand registration of these securities. At January 31, 2026, the aggregate value of these securities was $109,679,762 representing 32.3% of net assets.
(1)	The rate shown is the 7-day yield as of January 31, 2026.
(2)	See Note 4 for cost of investments on a tax basis.
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
FRS—Floating Rate Security
SOFR—Secured Overnight Financing Rate
TSFR3M—Term Secured Overnight Financing Rate 3 Month
The rates shown on FRS and/or VRS are the current interest rates at January 31, 2026 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$271,261,424	$—	$271,261,424
Asset Backed Securities	—	31,161,214	—	31,161,214
U.S. Government & Agency Obligations	—	8,935,057	—	8,935,057
Short-Term Investments:
Commercial Paper	—	3,812,646	—	3,812,646
Other Short-Term Investments	25,244,842	—	—	25,244,842
Total Investments at Value	$25,244,842	$315,170,341	$—	$340,415,183
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.5%
Aerospace/Defense — 2.3%
Boeing Co.†	7,958	$ 1,859,944
General Dynamics Corp.	3,104	1,089,783
General Electric Co.	12,670	3,887,029
Howmet Aerospace, Inc.	9,287	1,932,439
RTX Corp.	30,970	6,222,802
TransDigm Group, Inc.	1,301	1,857,230
		16,849,227
Agriculture — 0.5%
Philip Morris International, Inc.	20,136	3,613,204
Apparel — 0.1%
Ralph Lauren Corp.	904	319,483
Tapestry, Inc.	4,794	608,406
		927,889
Auto Manufacturers — 2.5%
Cummins, Inc.	2,136	1,236,360
Tesla, Inc.†	40,242	17,320,559
		18,556,919
Banks — 3.0%
Bank of New York Mellon Corp.	10,148	1,216,948
Goldman Sachs Group, Inc.	4,503	4,212,151
JPMorgan Chase & Co.	42,759	13,079,551
Morgan Stanley	17,019	3,111,073
		21,619,723
Beverages — 0.6%
Coca-Cola Co.	37,559	2,809,789
Monster Beverage Corp.†	16,475	1,330,521
		4,140,310
Biotechnology — 0.8%
Amgen, Inc.	8,458	2,891,621
Gilead Sciences, Inc.	15,475	2,196,676
Incyte Corp.†	3,716	371,860
		5,460,157
Building Materials — 0.3%
Johnson Controls International PLC	9,317	1,111,145
Trane Technologies PLC	2,715	1,141,875
		2,253,020
Commercial Services — 0.8%
Moody's Corp.	1,702	877,483
Quanta Services, Inc.	3,444	1,634,626
Rollins, Inc.	6,614	418,931
S&P Global, Inc.	3,151	1,663,066
United Rentals, Inc.	828	647,546
Verisk Analytics, Inc.	1,665	362,071
		5,603,723
Computers — 7.4%
Apple, Inc.	170,657	44,282,078
Crowdstrike Holdings, Inc., Class A†	5,797	2,558,825
Fortinet, Inc.†	9,252	751,818
International Business Machines Corp.	11,227	3,443,321
Sandisk Corp.†	3,216	1,853,220
Seagate Technology Holdings PLC	3,221	1,313,169
		54,202,431
Diversified Financial Services — 2.7%
American Express Co.	8,440	2,972,315
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Apollo Global Management, Inc.	5,403	$ 726,920
Cboe Global Markets, Inc.	1,203	318,867
CME Group, Inc.	4,664	1,348,176
Interactive Brokers Group, Inc., Class A	10,287	770,290
Mastercard, Inc., Class A	12,690	6,837,245
Visa, Inc., Class A	21,440	6,900,035
		19,873,848
Electric — 0.4%
Constellation Energy Corp.	4,833	1,356,526
NRG Energy, Inc.	3,338	509,479
Vistra Corp.	7,357	1,164,981
		3,030,986
Electronics — 0.8%
Allegion PLC	1,071	177,133
Amphenol Corp., Class A	28,274	4,073,718
Jabil, Inc.	1,469	348,432
Mettler-Toledo International, Inc.†	216	296,620
TE Connectivity PLC	4,689	1,044,615
		5,940,518
Energy-Alternate Sources — 0.1%
First Solar, Inc.†	2,511	566,281
Engineering & Construction — 0.2%
Comfort Systems USA, Inc.	813	928,527
EMCOR Group, Inc.	1,034	745,235
		1,673,762
Entertainment — 0.1%
Live Nation Entertainment, Inc.†	1,886	274,319
TKO Group Holdings, Inc.	1,507	305,288
		579,607
Healthcare-Products — 1.4%
Boston Scientific Corp.†	22,942	2,145,765
Edwards Lifesciences Corp.†	6,278	510,778
IDEXX Laboratories, Inc.†	1,844	1,236,328
Insulet Corp.†	1,644	420,552
Intuitive Surgical, Inc.†	8,188	4,128,553
ResMed, Inc.	1,896	489,756
STERIS PLC	1,106	290,436
Stryker Corp.	3,339	1,233,961
		10,456,129
Healthcare-Services — 0.2%
HCA Healthcare, Inc.	3,690	1,801,716
Insurance — 3.1%
Berkshire Hathaway, Inc., Class B†	42,357	20,353,809
Cincinnati Financial Corp.	2,074	333,686
Progressive Corp.	7,585	1,577,680
W.R. Berkley Corp.	4,059	278,366
		22,543,541
Internet — 23.7%
Airbnb, Inc., Class A†	4,680	605,452
Alphabet, Inc., Class A	134,388	45,423,144
Alphabet, Inc., Class C	107,409	36,361,169
Amazon.com, Inc.†	119,094	28,499,194
AppLovin Corp., Class A†	6,252	2,957,884
Booking Holdings, Inc.	745	3,726,371
DoorDash, Inc., Class A†	8,635	1,766,894
eBay, Inc.	7,775	709,235

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Expedia Group, Inc.	2,703	$ 715,862
Meta Platforms, Inc., Class A	50,306	36,044,249
Netflix, Inc.†	97,877	8,171,751
Palo Alto Networks, Inc.†	8,848	1,565,830
Robinhood Markets, Inc., Class A†	18,164	1,806,955
Uber Technologies, Inc.†	47,995	3,842,000
VeriSign, Inc.	1,880	459,152
		172,655,142
Leisure Time — 0.4%
Carnival Corp.†	25,226	757,285
Norwegian Cruise Line Holdings, Ltd.†	5,745	126,160
Royal Caribbean Cruises, Ltd.	5,858	1,901,800
		2,785,245
Lodging — 0.5%
Hilton Worldwide Holdings, Inc.	5,369	1,602,700
Las Vegas Sands Corp.	6,854	361,411
Marriott International, Inc., Class A	5,145	1,622,219
Wynn Resorts, Ltd.	2,005	215,437
		3,801,767
Machinery-Construction & Mining — 1.6%
Caterpillar, Inc.	10,810	7,106,061
GE Vernova, Inc.	6,267	4,552,161
		11,658,222
Machinery-Diversified — 0.1%
Rockwell Automation, Inc.	1,446	609,706
Media — 0.1%
Fox Corp., Class A	3,099	225,545
Fox Corp., Class B	2,207	144,713
		370,258
Mining — 0.4%
Newmont Corp.	25,207	2,832,007
Miscellaneous Manufacturing — 0.3%
Axon Enterprise, Inc.†	1,212	586,099
Parker-Hannifin Corp.	1,632	1,527,291
		2,113,390
Pharmaceuticals — 4.2%
AbbVie, Inc.	18,779	4,187,905
Dexcom, Inc.†	4,483	327,438
Eli Lilly & Co.	18,343	19,024,442
Johnson & Johnson	32,834	7,461,527
		31,001,312
Private Equity — 0.1%
KKR & Co., Inc.	8,561	978,180
REITS — 0.6%
Simon Property Group, Inc.	3,135	599,757
Ventas, Inc.	5,505	427,573
Welltower, Inc.	15,853	2,986,071
		4,013,401
Retail — 1.3%
AutoZone, Inc.†	250	926,072
Carvana Co.†	1,674	671,458
McDonald's Corp.	7,238	2,279,970
O'Reilly Automotive, Inc.†	19,498	1,918,798
Ross Stores, Inc.	3,635	685,743
Security Description	Shares or Principal Amount	Value

Retail (continued)
TJX Cos., Inc.	14,139	$ 2,118,164
Ulta Beauty, Inc.†	1,044	675,844
Yum! Brands, Inc.	3,066	476,763
		9,752,812
Semiconductors — 24.9%
Advanced Micro Devices, Inc.†	37,606	8,902,468
Applied Materials, Inc.	18,401	5,931,010
Broadcom, Inc.	109,081	36,138,535
KLA Corp.	3,035	4,333,798
Lam Research Corp.	29,013	6,773,375
Micron Technology, Inc.	25,928	10,757,009
Monolithic Power Systems, Inc.	1,110	1,247,807
NVIDIA Corp.	561,299	107,281,078
Teradyne, Inc.	2,140	515,847
		181,880,927
Software — 12.8%
Autodesk, Inc.†	2,876	727,254
Cadence Design Systems, Inc.†	3,961	1,173,882
Datadog, Inc., Class A†	7,517	972,098
Dayforce, Inc.†	1,623	112,425
Electronic Arts, Inc.	2,378	484,922
Fair Isaac Corp.†	262	383,351
Intuit, Inc.	3,606	1,799,106
Microsoft Corp.	171,678	73,871,327
MSCI, Inc.	919	559,873
Oracle Corp.	20,203	3,325,010
Palantir Technologies, Inc., Class A†	52,765	7,734,821
ServiceNow, Inc.†	14,617	1,710,335
Take-Two Interactive Software, Inc.†	2,125	468,137
Workday, Inc., Class A†	2,152	377,956
		93,700,497
Telecommunications — 1.2%
Arista Networks, Inc.†	23,852	3,380,782
Cisco Systems, Inc.	48,244	3,778,470
Corning, Inc.	12,435	1,283,914
		8,443,166
Total Common Stocks (cost $501,299,841)		726,289,023
UNAFFILIATED INVESTMENT COMPANIES — 0.0%
SPDR Portfolio S&P 500 Growth ETF (cost $811)	10	1,073
Total Long-Term Investment Securities (cost $501,300,652)		726,290,096

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.5%
Unaffiliated Investment Companies — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.65%(1) (cost $3,768,629)	3,768,629	$ 3,768,629
TOTAL INVESTMENTS (cost $505,069,281)(2)	100.0%	730,058,725
Other assets less liabilities	(0.0)	(192,583)
NET ASSETS	100.0%	$729,866,142
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of January 31, 2026.
(2)	See Note 4 for cost of investments on a tax basis.
ETF—Exchange Traded Fund
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
17	Long	E-Mini Russell 1000 Index	March 2026	$4,036,448	$4,005,455	$(30,993)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$726,289,023	$—	$—	$726,289,023
Unaffiliated Investment Companies	1,073	—	—	1,073
Short-Term Investments	3,768,629	—	—	3,768,629
Total Investments at Value	$730,058,725	$—	$—	$730,058,725
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$30,993	$—	$—	$30,993
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.5%
Advertising — 0.1%
Omnicom Group, Inc.	18,250	$ 1,405,980
Trade Desk, Inc., Class A†	25,053	759,858
		2,165,838
Aerospace/Defense — 2.2%
Boeing Co.†	43,846	10,247,687
General Dynamics Corp.	14,211	4,989,340
General Electric Co.	59,223	18,169,024
Howmet Aerospace, Inc.	22,462	4,673,893
L3Harris Technologies, Inc.	10,411	3,569,411
Lockheed Martin Corp.	11,393	7,225,669
Northrop Grumman Corp.	7,550	5,226,563
RTX Corp.	75,243	15,118,576
TransDigm Group, Inc.	3,169	4,523,874
		73,744,037
Agriculture — 0.7%
Altria Group, Inc.	94,194	5,839,086
Archer-Daniels-Midland Co.	27,331	1,839,650
Bunge Global SA	7,524	856,833
Philip Morris International, Inc.	87,372	15,678,032
		24,213,601
Airlines — 0.2%
Delta Air Lines, Inc.	36,381	2,397,144
Southwest Airlines Co.	29,215	1,388,297
United Airlines Holdings, Inc.†	18,188	1,860,996
		5,646,437
Apparel — 0.2%
Deckers Outdoor Corp.†	7,905	943,383
NIKE, Inc., Class B	67,288	4,159,071
Ralph Lauren Corp.	2,243	792,699
Tapestry, Inc.	11,567	1,467,968
		7,363,121
Auto Manufacturers — 2.5%
Cummins, Inc.	7,711	4,463,281
Ford Motor Co.	218,462	3,032,253
General Motors Co.	52,342	4,396,728
PACCAR, Inc.	29,858	3,669,847
Tesla, Inc.†	157,764	67,903,203
		83,465,312
Auto Parts & Equipment — 0.0%
Aptiv PLC†	12,036	911,727
Banks — 4.6%
Bank of America Corp.	377,199	20,066,987
Bank of New York Mellon Corp.	39,572	4,745,474
Citigroup, Inc.	100,461	11,624,342
Citizens Financial Group, Inc.	24,263	1,528,084
Fifth Third Bancorp	49,902	2,506,078
Goldman Sachs Group, Inc.	16,836	15,748,563
Huntington Bancshares, Inc.	113,916	1,991,252
JPMorgan Chase & Co.	152,841	46,752,534
KeyCorp	52,996	1,140,474
M&T Bank Corp.	8,557	1,895,974
Morgan Stanley	67,611	12,359,291
Northern Trust Corp.	10,374	1,550,187
PNC Financial Services Group, Inc.	21,937	4,898,532
Regions Financial Corp.	50,632	1,443,012
State Street Corp.	15,991	2,092,582
Truist Financial Corp.	71,655	3,684,500
Security Description	Shares or Principal Amount	Value

Banks (continued)
US Bancorp	87,982	$ 4,936,670
Wells Fargo & Co.	176,208	15,945,062
		154,909,598
Beverages — 1.1%
Brown-Forman Corp., Class B	8,143	222,874
Coca-Cola Co.	217,363	16,260,926
Constellation Brands, Inc., Class A	7,949	1,245,608
Keurig Dr Pepper, Inc.	77,121	2,116,200
Molson Coors Beverage Co., Class B	8,966	430,727
Monster Beverage Corp.†	40,635	3,281,683
PepsiCo, Inc.	76,564	11,762,527
		35,320,545
Biotechnology — 1.1%
Amgen, Inc.	30,127	10,299,819
Biogen, Inc.†	8,147	1,465,564
Corteva, Inc.	38,185	2,779,868
Gilead Sciences, Inc.	69,637	9,884,972
Incyte Corp.†	9,218	922,445
Moderna, Inc.†	18,875	831,821
Regeneron Pharmaceuticals, Inc.	5,643	4,184,003
Vertex Pharmaceuticals, Inc.†	14,181	6,663,652
		37,032,144
Building Materials — 0.7%
Builders FirstSource, Inc.†	5,747	657,457
Carrier Global Corp.	43,727	2,605,255
CRH PLC	37,806	4,627,833
Johnson Controls International PLC	34,384	4,100,636
Lennox International, Inc.	1,868	924,809
Martin Marietta Materials, Inc.	3,432	2,237,492
Masco Corp.	12,257	810,065
Trane Technologies PLC	12,513	5,262,718
Vulcan Materials Co.	7,458	2,241,427
		23,467,692
Chemicals — 1.0%
Air Products & Chemicals, Inc.	12,475	3,399,437
Albemarle Corp.	6,512	1,111,143
CF Industries Holdings, Inc.	9,026	841,494
Dow, Inc.	40,995	1,129,412
DuPont de Nemours, Inc.	24,324	1,068,310
Ecolab, Inc.	14,392	4,058,400
International Flavors & Fragrances, Inc.	14,883	1,038,982
Linde PLC	26,330	12,032,020
LyondellBasell Industries NV, Class A	14,550	712,950
Mosaic Co.	17,395	478,363
PPG Industries, Inc.	12,152	1,405,136
Qnity Electronics, Inc.	12,162	1,169,741
Sherwin-Williams Co.	12,865	4,562,444
		33,007,832
Commercial Services — 1.2%
Automatic Data Processing, Inc.	22,594	5,576,651
Block, Inc.†	31,138	1,881,669
Cintas Corp.	19,043	3,644,640
Corpay, Inc.†	3,810	1,198,740
Equifax, Inc.	7,085	1,426,919
Global Payments, Inc.	13,493	967,988
Moody's Corp.	8,553	4,409,585
PayPal Holdings, Inc.	53,423	2,814,858
Quanta Services, Inc.	8,345	3,960,787
Rollins, Inc.	16,326	1,034,089

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
S&P Global, Inc.	17,481	$ 9,226,297
United Rentals, Inc.	3,617	2,828,711
Verisk Analytics, Inc.	7,900	1,717,934
		40,688,868
Computers — 8.2%
Accenture PLC, Class A	34,683	9,143,826
Apple, Inc.	829,619	215,269,538
Cognizant Technology Solutions Corp., Class A	26,584	2,181,483
Crowdstrike Holdings, Inc., Class A†	14,169	6,254,267
Dell Technologies, Inc., Class C	16,961	1,941,017
EPAM Systems, Inc.†	3,012	628,303
Fortinet, Inc.†	35,052	2,848,326
Gartner, Inc.†	4,132	866,109
Hewlett Packard Enterprise Co.	74,923	1,612,343
HP, Inc.	52,768	1,025,810
International Business Machines Corp.	52,471	16,092,856
Leidos Holdings, Inc.	7,297	1,373,879
NetApp, Inc.	11,317	1,090,393
Sandisk Corp.†	7,866	4,532,782
Seagate Technology Holdings PLC	12,163	4,958,733
Super Micro Computer, Inc.†	27,043	787,222
Western Digital Corp.	19,214	4,807,919
		275,414,806
Cosmetics/Personal Care — 0.8%
Colgate-Palmolive Co.	44,879	4,052,125
Estee Lauder Cos., Inc., Class A	13,933	1,606,196
Kenvue, Inc.	107,119	1,863,871
Procter & Gamble Co.	131,196	19,911,617
		27,433,809
Distribution/Wholesale — 0.2%
Copart, Inc.†	49,470	2,007,492
Fastenal Co.	64,763	2,808,124
Pool Corp.	2,019	513,008
WW Grainger, Inc.	2,462	2,658,812
		7,987,436
Diversified Financial Services — 3.8%
American Express Co.	30,082	10,593,978
Ameriprise Financial, Inc.	5,185	2,733,480
Apollo Global Management, Inc.	25,820	3,473,823
Ares Management Corp., Class A	11,303	1,691,720
Blackrock, Inc.	8,088	9,049,987
Capital One Financial Corp.	35,532	7,779,021
Cboe Global Markets, Inc.	5,967	1,581,613
Charles Schwab Corp.	94,270	9,796,538
CME Group, Inc.	20,185	5,834,676
Coinbase Global, Inc., Class A†	12,872	2,506,693
Franklin Resources, Inc.	15,739	418,972
Interactive Brokers Group, Inc., Class A	24,502	1,834,710
Intercontinental Exchange, Inc.	32,206	5,596,759
Invesco, Ltd.	24,569	670,488
Mastercard, Inc., Class A	46,037	24,804,275
Nasdaq, Inc.	25,651	2,485,325
Raymond James Financial, Inc.	10,004	1,659,264
Synchrony Financial	20,753	1,507,290
T. Rowe Price Group, Inc.	12,407	1,311,172
Visa, Inc., Class A	94,752	30,494,036
		125,823,820
Security Description	Shares or Principal Amount	Value

Electric — 2.1%
AES Corp.	38,621	$ 565,798
Alliant Energy Corp.	14,978	987,200
Ameren Corp.	15,485	1,599,291
American Electric Power Co., Inc.	29,979	3,590,735
CenterPoint Energy, Inc.	36,629	1,453,805
CMS Energy Corp.	16,383	1,171,221
Consolidated Edison, Inc.	20,119	2,145,289
Constellation Energy Corp.	17,502	4,912,461
Dominion Energy, Inc.	47,555	2,861,384
DTE Energy Co.	11,920	1,601,810
Duke Energy Corp.	43,344	5,259,794
Edison International	21,370	1,330,924
Entergy Corp.	25,492	2,444,428
Evergy, Inc.	13,463	1,033,016
Eversource Energy	20,550	1,420,622
Exelon Corp.	55,991	2,507,277
FirstEnergy Corp.	28,475	1,348,007
NextEra Energy, Inc.	117,446	10,323,503
NRG Energy, Inc.	10,535	1,607,957
PG&E Corp.	120,983	1,865,558
Pinnacle West Capital Corp.	6,277	587,276
PPL Corp.	42,114	1,526,632
Public Service Enterprise Group, Inc.	28,473	2,345,036
Sempra	36,229	3,152,285
Southern Co.	61,533	5,495,512
Vistra Corp.	17,910	2,836,048
WEC Energy Group, Inc.	18,667	2,065,877
Xcel Energy, Inc.	33,056	2,514,239
		70,552,985
Electrical Components & Equipment — 0.5%
AMETEK, Inc.	12,814	2,870,079
Eaton Corp. PLC	21,909	7,699,261
Emerson Electric Co.	31,756	4,666,862
Generac Holdings, Inc.†	3,243	544,954
		15,781,156
Electronics — 1.0%
Allegion PLC	5,003	827,446
Amphenol Corp., Class A	68,885	9,924,951
Fortive Corp.	18,061	953,801
Garmin, Ltd.	8,975	1,809,719
Honeywell International, Inc.	35,485	8,073,547
Hubbell, Inc.	2,990	1,458,941
Jabil, Inc.	6,131	1,454,212
Keysight Technologies, Inc.†	9,522	2,059,894
Mettler-Toledo International, Inc.†	1,122	1,540,775
TE Connectivity PLC	16,422	3,658,493
Trimble, Inc.†	13,231	894,416
		32,656,195
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	6,023	1,358,307
Engineering & Construction — 0.1%
Comfort Systems USA, Inc.	1,939	2,214,532
EMCOR Group, Inc.	2,469	1,779,482
Jacobs Solutions, Inc.	6,449	872,292
		4,866,306
Entertainment — 0.1%
Live Nation Entertainment, Inc.†	8,788	1,278,215
TKO Group Holdings, Inc.	3,769	763,524
		2,041,739

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Environmental Control — 0.3%
Pentair PLC	8,733	$ 920,196
Republic Services, Inc.	11,284	2,427,076
Veralto Corp.	13,991	1,384,829
Waste Management, Inc.	20,775	4,617,036
		9,349,137
Food — 0.5%
Campbell’s Co.	12,692	355,122
Conagra Brands, Inc.	25,185	466,174
General Mills, Inc.	29,327	1,356,667
Hershey Co.	8,456	1,646,806
Hormel Foods Corp.	14,589	359,035
J.M. Smucker Co.	5,864	614,899
Kraft Heinz Co.	48,436	1,149,871
Kroger Co.	34,827	2,188,877
Lamb Weston Holdings, Inc.	7,599	349,022
McCormick & Co., Inc.	14,725	910,447
Mondelez International, Inc., Class A	71,646	4,189,142
Sysco Corp.	26,332	2,207,938
Tyson Foods, Inc., Class A	16,534	1,080,166
		16,874,166
Forest Products & Paper — 0.0%
International Paper Co.	29,213	1,177,868
Gas — 0.1%
Atmos Energy Corp.	9,011	1,498,890
NiSource, Inc.	27,898	1,235,602
		2,734,492
Hand/Machine Tools — 0.1%
Snap-on, Inc.	2,798	1,024,376
Stanley Black & Decker, Inc.	8,363	657,833
		1,682,209
Healthcare-Products — 2.6%
Abbott Laboratories	98,087	10,720,909
Agilent Technologies, Inc.	16,107	2,155,922
Align Technology, Inc.†	4,001	652,283
Baxter International, Inc.	27,492	551,764
Bio-Techne Corp.	8,489	544,060
Boston Scientific Corp.†	82,680	7,733,060
Cooper Cos., Inc.†	11,391	927,000
Danaher Corp.	35,363	7,740,607
Edwards Lifesciences Corp.†	32,921	2,678,453
GE HealthCare Technologies, Inc.	25,560	2,018,473
Hologic, Inc.†	12,923	968,320
IDEXX Laboratories, Inc.†	4,477	3,001,649
Insulet Corp.†	3,881	992,799
Intuitive Surgical, Inc.†	19,838	10,002,716
Medtronic PLC	71,822	7,394,793
ResMed, Inc.	8,328	2,151,206
Revvity, Inc.	6,809	740,819
Solventum Corp.†	7,670	590,360
STERIS PLC	5,521	1,449,815
Stryker Corp.	19,417	7,175,747
Thermo Fisher Scientific, Inc.	21,068	12,190,155
Waters Corp.†	3,251	1,205,211
West Pharmaceutical Services, Inc.	3,839	887,270
Zimmer Biomet Holdings, Inc.	10,749	935,915
		85,409,306
Security Description	Shares or Principal Amount	Value

Healthcare-Services — 1.1%
Centene Corp.†	26,089	$ 1,130,175
Charles River Laboratories International, Inc.†	2,697	567,665
Cigna Group	15,049	4,125,081
DaVita, Inc.†	2,041	223,163
Elevance Health, Inc.	12,592	4,353,558
HCA Healthcare, Inc.	8,975	4,382,223
Humana, Inc.	6,651	1,298,275
IQVIA Holdings, Inc.†	9,728	2,238,899
Labcorp Holdings, Inc.	4,629	1,256,866
Molina Healthcare, Inc.†	2,635	473,220
Quest Diagnostics, Inc.	6,090	1,139,013
UnitedHealth Group, Inc.	50,858	14,592,686
Universal Health Services, Inc., Class B	3,230	650,070
		36,430,894
Home Builders — 0.2%
D.R. Horton, Inc.	15,632	2,326,667
Lennar Corp., Class A	12,505	1,367,422
NVR, Inc.†	157	1,198,809
PulteGroup, Inc.	10,554	1,320,200
		6,213,098
Household Products/Wares — 0.1%
Avery Dennison Corp.	4,610	855,201
Church & Dwight Co., Inc.	13,591	1,308,134
Clorox Co.	7,098	800,583
Kimberly-Clark Corp.	18,746	1,874,413
		4,838,331
Insurance — 3.2%
Aflac, Inc.	26,275	2,915,211
Allstate Corp.	14,561	2,897,494
American International Group, Inc.	29,715	2,225,059
Aon PLC, Class A	11,938	4,174,002
Arch Capital Group, Ltd.†	20,806	1,998,208
Arthur J. Gallagher & Co.	14,579	3,635,565
Assurant, Inc.	2,830	673,908
Berkshire Hathaway, Inc., Class B†	102,955	49,472,966
Brown & Brown, Inc.	16,950	1,222,095
Chubb, Ltd.	20,438	6,326,787
Cincinnati Financial Corp.	8,802	1,416,154
Erie Indemnity Co., Class A	1,282	362,819
Everest Group, Ltd.	2,458	814,286
Globe Life, Inc.	4,678	655,949
Hartford Insurance Group, Inc.	15,413	2,081,680
Loews Corp.	9,362	988,346
Marsh & McLennan Cos., Inc.	27,551	5,184,823
MetLife, Inc.	30,903	2,437,629
Principal Financial Group, Inc.	11,197	1,060,580
Progressive Corp.	32,995	6,862,960
Prudential Financial, Inc.	19,960	2,217,756
Travelers Cos., Inc.	12,408	3,530,200
W.R. Berkley Corp.	16,420	1,126,084
Willis Towers Watson PLC	5,500	1,746,085
		106,026,646
Internet — 14.7%
Airbnb, Inc., Class A†	23,851	3,085,604
Alphabet, Inc., Class A	326,652	110,408,376
Alphabet, Inc., Class C	261,075	88,381,720
Amazon.com, Inc.†	546,184	130,701,831
AppLovin Corp., Class A†	15,266	7,222,497
Booking Holdings, Inc.	1,801	9,008,314
CDW Corp.	7,323	925,554

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
DoorDash, Inc., Class A†	21,000	$ 4,297,020
eBay, Inc.	24,940	2,275,027
Expedia Group, Inc.	6,585	1,743,971
F5, Inc.†	3,396	935,971
Gen Digital, Inc.	31,212	748,776
GoDaddy, Inc., Class A†	7,577	761,640
Match Group, Inc.	13,011	405,293
Meta Platforms, Inc., Class A	122,278	87,612,187
Netflix, Inc.†	237,905	19,862,688
Palo Alto Networks, Inc.†	38,638	6,837,767
Robinhood Markets, Inc., Class A†	44,567	4,433,525
Uber Technologies, Inc.†	117,132	9,376,417
VeriSign, Inc.	4,496	1,098,058
		490,122,236
Iron/Steel — 0.1%
Nucor Corp.	12,979	2,306,628
Steel Dynamics, Inc.	7,735	1,388,974
		3,695,602
Leisure Time — 0.2%
Carnival Corp.†	60,967	1,830,229
Norwegian Cruise Line Holdings, Ltd.†	23,855	523,856
Royal Caribbean Cruises, Ltd.	14,299	4,642,171
		6,996,256
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	12,913	3,854,660
Las Vegas Sands Corp.	16,725	881,909
Marriott International, Inc., Class A	12,542	3,954,493
MGM Resorts International†	11,362	381,081
Wynn Resorts, Ltd.	4,918	528,439
		9,600,582
Machinery-Construction & Mining — 0.8%
Caterpillar, Inc.	26,267	17,266,875
GE Vernova, Inc.	15,224	11,058,257
		28,325,132
Machinery-Diversified — 0.6%
Deere & Co.	14,183	7,488,624
Dover Corp.	7,728	1,557,115
IDEX Corp.	4,258	845,426
Ingersoll Rand, Inc.	19,769	1,701,913
Nordson Corp.	3,056	838,964
Otis Worldwide Corp.	22,271	1,902,389
Rockwell Automation, Inc.	6,212	2,619,290
Westinghouse Air Brake Technologies Corp.	9,519	2,190,702
Xylem, Inc.	13,488	1,859,591
		21,004,014
Media — 0.8%
Charter Communications, Inc., Class A†	5,070	1,045,028
Comcast Corp., Class A	205,075	6,100,981
FactSet Research Systems, Inc.	2,089	531,358
Fox Corp., Class A	11,000	800,580
Fox Corp., Class B	8,511	558,066
News Corp., Class A	20,330	549,520
News Corp., Class B	7,208	224,169
Paramount Skydance Corp., Class B	19,245	215,737
Walt Disney Co.	99,969	11,276,503
Warner Bros. Discovery, Inc.†	138,607	3,817,237
		25,119,179
Security Description	Shares or Principal Amount	Value

Mining — 0.4%
Freeport-McMoRan, Inc.	79,761	$ 4,804,005
Newmont Corp.	60,854	6,836,947
		11,640,952
Miscellaneous Manufacturing — 0.6%
3M Co.	29,826	4,568,150
A.O. Smith Corp.	6,140	451,229
Axon Enterprise, Inc.†	4,495	2,173,692
Illinois Tool Works, Inc.	14,824	3,872,918
Parker-Hannifin Corp.	7,036	6,584,570
Teledyne Technologies, Inc.†	2,621	1,625,806
Textron, Inc.	9,476	834,457
		20,110,822
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	2,988	702,120
Oil & Gas — 2.5%
APA Corp.	19,489	514,705
Chevron Corp.	106,266	18,798,455
ConocoPhillips	69,174	7,210,006
Coterra Energy, Inc.	43,649	1,259,274
Devon Energy Corp.	33,921	1,363,963
Diamondback Energy, Inc.	10,655	1,746,887
EOG Resources, Inc.	30,919	3,466,947
EQT Corp.	34,749	2,006,060
Expand Energy Corp.	13,567	1,525,066
Exxon Mobil Corp.	236,773	33,479,702
Marathon Petroleum Corp.	16,906	2,978,668
Occidental Petroleum Corp.	41,245	1,872,111
Phillips 66	22,846	3,279,772
Texas Pacific Land Corp.	3,309	1,152,723
Valero Energy Corp.	17,206	3,121,685
		83,776,024
Oil & Gas Services — 0.3%
Baker Hughes Co.	55,286	3,098,228
Halliburton Co.	47,886	1,605,139
SLB, Ltd.	85,001	4,112,348
		8,815,715
Packaging & Containers — 0.1%
Amcor PLC	26,934	1,191,830
Ball Corp.	15,292	869,656
Packaging Corp. of America	4,819	1,072,468
Smurfit WestRock PLC	29,037	1,208,810
		4,342,764
Pharmaceuticals — 4.7%
AbbVie, Inc.	99,230	22,129,282
Becton Dickinson & Co.	16,324	3,321,608
Bristol-Myers Squibb Co.	114,135	6,283,132
Cardinal Health, Inc.	13,343	2,867,144
Cencora, Inc.	11,024	3,960,041
CVS Health Corp.	71,779	5,348,971
Dexcom, Inc.†	22,271	1,626,674
Eli Lilly & Co.	44,586	46,242,370
Henry Schein, Inc.†	5,071	382,759
Johnson & Johnson	135,270	30,740,108
McKesson Corp.	6,892	5,728,699
Merck & Co., Inc.	139,261	15,356,310
Pfizer, Inc.	320,913	8,484,940

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Viatris, Inc.	66,667	$ 872,671
Zoetis, Inc.	24,453	3,052,223
		156,396,932
Pipelines — 0.4%
Kinder Morgan, Inc.	109,920	3,351,461
ONEOK, Inc.	35,952	2,847,039
Targa Resources Corp.	12,215	2,454,971
Williams Cos., Inc.	68,359	4,597,826
		13,251,297
Private Equity — 0.3%
Blackstone, Inc.	41,413	5,898,040
KKR & Co., Inc.	38,854	4,439,458
		10,337,498
Real Estate — 0.1%
CBRE Group, Inc., Class A†	16,421	2,796,989
CoStar Group, Inc.†	23,205	1,427,107
		4,224,096
REITS — 1.7%
Alexandria Real Estate Equities, Inc.	7,907	432,038
American Tower Corp.	26,414	4,735,502
AvalonBay Communities, Inc.	8,097	1,438,594
BXP, Inc.	7,977	515,873
Camden Property Trust	5,848	637,724
Crown Castle, Inc.	24,935	2,164,607
Digital Realty Trust, Inc.	18,001	2,987,266
Equinix, Inc.	5,487	4,504,443
Equity Residential	18,859	1,175,293
Essex Property Trust, Inc.	3,750	944,512
Extra Space Storage, Inc.	11,579	1,597,555
Federal Realty Investment Trust	3,984	403,021
Healthpeak Properties, Inc.	39,683	684,135
Host Hotels & Resorts, Inc.	33,656	623,646
Invitation Homes, Inc.	33,235	888,372
Iron Mountain, Inc.	16,656	1,534,517
Kimco Realty Corp.	39,135	824,966
Mid-America Apartment Communities, Inc.	6,775	909,882
Prologis, Inc.	52,070	6,798,259
Public Storage	8,725	2,409,758
Realty Income Corp.	51,365	3,141,483
Regency Centers Corp.	9,115	664,210
SBA Communications Corp.	5,933	1,092,325
Simon Property Group, Inc.	18,606	3,559,514
UDR, Inc.	16,538	614,387
Ventas, Inc.	26,670	2,071,459
VICI Properties, Inc.	61,532	1,727,819
Welltower, Inc.	38,469	7,246,021
Weyerhaeuser Co.	38,993	1,005,239
		57,332,420
Retail — 4.3%
AutoZone, Inc.†	948	3,511,667
Best Buy Co., Inc.	11,174	727,427
Carvana Co.†	7,914	3,174,385
Chipotle Mexican Grill, Inc.†	74,740	2,905,144
Costco Wholesale Corp.	24,882	23,395,300
Darden Restaurants, Inc.	6,520	1,299,762
Dollar General Corp.	12,482	1,790,293
Dollar Tree, Inc.†	11,024	1,296,312
Domino's Pizza, Inc.	1,687	692,227
Security Description	Shares or Principal Amount	Value

Retail (continued)
Genuine Parts Co.	7,479	$ 1,039,506
Home Depot, Inc.	55,886	20,934,337
Lowe's Cos., Inc.	31,584	8,434,823
Lululemon Athletica, Inc.†	6,237	1,088,357
McDonald's Corp.	39,877	12,561,255
O'Reilly Automotive, Inc.†	47,348	4,659,517
Ross Stores, Inc.	18,081	3,410,981
Starbucks Corp.	63,918	5,877,260
Target Corp.	25,358	2,674,508
TJX Cos., Inc.	62,230	9,322,676
Tractor Supply Co.	28,891	1,469,974
Ulta Beauty, Inc.†	2,591	1,677,310
Walmart, Inc.	246,200	29,332,268
Williams-Sonoma, Inc.	6,876	1,407,173
Yum! Brands, Inc.	15,944	2,479,292
		145,161,754
Semiconductors — 14.7%
Advanced Micro Devices, Inc.†	91,406	21,638,542
Analog Devices, Inc.	27,524	8,556,661
Applied Materials, Inc.	44,700	14,407,704
Broadcom, Inc.	265,137	87,839,888
Intel Corp.†	251,119	11,669,500
KLA Corp.	7,357	10,505,355
Lam Research Corp.	70,506	16,460,331
Microchip Technology, Inc.	30,114	2,286,255
Micron Technology, Inc.	63,021	26,146,153
Monolithic Power Systems, Inc.	2,730	3,068,930
NVIDIA Corp.	1,364,324	260,763,246
NXP Semiconductors NV	14,020	3,170,483
ON Semiconductor Corp.†	21,893	1,311,172
QUALCOMM, Inc.	60,434	9,161,190
Skyworks Solutions, Inc.	9,003	502,007
Teradyne, Inc.	8,609	2,075,199
Texas Instruments, Inc.	51,015	10,996,283
		490,558,899
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	2,174	914,189
Software — 8.6%
Adobe, Inc.†	23,501	6,891,668
Akamai Technologies, Inc.†	8,331	809,357
Autodesk, Inc.†	11,806	2,985,383
Broadridge Financial Solutions, Inc.	6,709	1,322,411
Cadence Design Systems, Inc.†	15,221	4,510,896
Datadog, Inc., Class A†	18,081	2,338,235
Dayforce, Inc.†	8,772	607,636
Electronic Arts, Inc.	12,515	2,552,059
Fair Isaac Corp.†	1,320	1,931,384
Fidelity National Information Services, Inc.	29,793	1,646,063
Fiserv, Inc.†	29,463	1,877,677
Intuit, Inc.	15,750	7,857,990
Jack Henry & Associates, Inc.	4,044	724,725
Microsoft Corp.	417,291	179,556,144
MSCI, Inc.	4,275	2,604,416
Oracle Corp.	94,434	15,541,948
Palantir Technologies, Inc., Class A†	128,254	18,800,754
Paychex, Inc.	18,255	1,882,638
Paycom Software, Inc.	3,038	409,371
PTC, Inc.†	6,672	1,041,699
Roper Technologies, Inc.	6,099	2,264,132
Salesforce, Inc.	53,626	11,384,264
ServiceNow, Inc.†	58,518	6,847,191

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Synopsys, Inc.†	10,493	$ 4,880,452
Take-Two Interactive Software, Inc.†	9,788	2,156,296
Tyler Technologies, Inc.†	2,341	864,765
Workday, Inc., Class A†	11,940	2,097,022
		286,386,576
Telecommunications — 1.8%
Arista Networks, Inc.†	58,089	8,233,535
AT&T, Inc.	399,764	10,477,814
Cisco Systems, Inc.	221,221	17,326,029
Corning, Inc.	43,408	4,481,876
Motorola Solutions, Inc.	9,346	3,762,139
T-Mobile US, Inc.	27,058	5,336,108
Verizon Communications, Inc.	235,406	10,480,275
		60,097,776
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	7,224	645,175
Transportation — 0.9%
C.H. Robinson Worldwide, Inc.	6,882	1,341,646
CSX Corp.	105,973	4,001,540
Expeditors International of Washington, Inc.	7,485	1,201,642
FedEx Corp.	12,237	3,943,373
JB Hunt Transport Services, Inc.	4,371	886,089
Norfolk Southern Corp.	12,457	3,627,977
Old Dominion Freight Line, Inc.	10,152	1,758,326
Union Pacific Corp.	33,380	7,847,638
United Parcel Service, Inc., Class B	41,689	4,428,206
		29,036,437
Security Description	Shares or Principal Amount	Value

Water — 0.0%
American Water Works Co., Inc.	11,119	$ 1,435,797
Total Common Stocks (cost $1,292,761,907)		3,326,619,702
UNAFFILIATED INVESTMENT COMPANIES — 0.1%
iShares Core S&P 500 ETF (cost $1,490,775)	2,703	1,878,666
Total Long-Term Investment Securities (cost $1,294,252,682)		3,328,498,368
SHORT-TERM INVESTMENTS — 0.4%
Unaffiliated Investment Companies — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.65%(1) (cost $14,088,646)	14,088,646	14,088,646
TOTAL INVESTMENTS (cost $1,308,341,328)(2)	100.0%	3,342,587,014
Other assets less liabilities	(0.0)	(523,788)
NET ASSETS	100.0%	$3,342,063,226
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of January 31, 2026.
(2)	See Note 4 for cost of investments on a tax basis.
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
45	Long	S&P 500 E-Mini Index	March 2026	$15,708,567	$15,672,938	$(35,629)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$3,326,619,702	$—	$—	$3,326,619,702
Unaffiliated Investment Companies	1,878,666	—	—	1,878,666
Short-Term Investments	14,088,646	—	—	14,088,646
Total Investments at Value	$3,342,587,014	$—	$—	$3,342,587,014
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$35,629	$—	$—	$35,629
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.5%
Advertising — 0.1%
Omnicom Group, Inc.	7,800	$ 600,912
Trade Desk, Inc., Class A†	11,059	335,419
		936,331
Aerospace/Defense — 2.1%
Boeing Co.†	10,966	2,562,974
General Dynamics Corp.	2,980	1,046,248
General Electric Co.	12,661	3,884,268
L3Harris Technologies, Inc.	4,678	1,603,852
Lockheed Martin Corp.	5,092	3,229,448
Northrop Grumman Corp.	3,355	2,322,533
		14,649,323
Agriculture — 1.0%
Altria Group, Inc.	41,978	2,602,216
Archer-Daniels-Midland Co.	12,017	808,864
Bunge Global SA	3,385	385,484
Philip Morris International, Inc.	17,128	3,073,449
		6,870,013
Airlines — 0.4%
Delta Air Lines, Inc.	16,220	1,068,736
Southwest Airlines Co.	12,702	603,599
United Airlines Holdings, Inc.†	8,096	828,383
		2,500,718
Apparel — 0.3%
Deckers Outdoor Corp.†	3,655	436,188
NIKE, Inc., Class B	29,741	1,838,291
		2,274,479
Auto Manufacturers — 2.5%
Cummins, Inc.	1,150	665,643
Ford Motor Co.	97,867	1,358,394
General Motors Co.	23,327	1,959,468
PACCAR, Inc.	13,134	1,614,300
Tesla, Inc.†	26,702	11,492,808
		17,090,613
Auto Parts & Equipment — 0.1%
Aptiv PLC†	5,326	403,444
Banks — 6.5%
Bank of America Corp.	168,002	8,937,706
Bank of New York Mellon Corp.	6,461	774,803
Citigroup, Inc.	44,744	5,177,328
Citizens Financial Group, Inc.	10,820	681,444
Fifth Third Bancorp	22,489	1,129,398
Goldman Sachs Group, Inc.	2,625	2,455,451
Huntington Bancshares, Inc.	51,015	891,742
JPMorgan Chase & Co.	21,784	6,663,508
KeyCorp	22,785	490,333
M&T Bank Corp.	3,843	851,494
Morgan Stanley	11,780	2,153,384
Northern Trust Corp.	4,751	709,942
PNC Financial Services Group, Inc.	9,807	2,189,903
Regions Financial Corp.	22,208	632,928
State Street Corp.	6,985	914,057
Truist Financial Corp.	31,990	1,644,926
US Bancorp	38,871	2,181,052
Wells Fargo & Co.	78,498	7,103,284
		45,582,683
Security Description	Shares or Principal Amount	Value

Beverages — 1.6%
Brown-Forman Corp., Class B	4,407	$ 120,620
Coca-Cola Co.	56,151	4,200,656
Constellation Brands, Inc., Class A	3,586	561,926
Keurig Dr Pepper, Inc.	33,974	932,246
Molson Coors Beverage Co., Class B	4,097	196,820
PepsiCo, Inc.	34,193	5,253,071
		11,265,339
Biotechnology — 1.5%
Amgen, Inc.	4,309	1,473,161
Biogen, Inc.†	3,590	645,805
Corteva, Inc.	16,898	1,230,174
Gilead Sciences, Inc.	14,272	2,025,910
Moderna, Inc.†	8,579	378,077
Regeneron Pharmaceuticals, Inc.	2,520	1,868,454
Vertex Pharmaceuticals, Inc.†	6,345	2,981,516
		10,603,097
Building Materials — 1.1%
Builders FirstSource, Inc.†	2,793	319,519
Carrier Global Corp.	19,797	1,179,505
CRH PLC	16,761	2,051,714
Johnson Controls International PLC	5,267	628,142
Lennox International, Inc.	795	393,589
Martin Marietta Materials, Inc.	1,508	983,141
Masco Corp.	5,222	345,122
Trane Technologies PLC	2,606	1,096,032
Vulcan Materials Co.	3,304	992,984
		7,989,748
Chemicals — 2.1%
Air Products & Chemicals, Inc.	5,565	1,516,462
Albemarle Corp.	2,999	511,719
CF Industries Holdings, Inc.	3,916	365,089
Dow, Inc.	18,064	497,663
DuPont de Nemours, Inc.	10,477	460,150
Ecolab, Inc.	6,374	1,797,404
International Flavors & Fragrances, Inc.	6,328	441,758
Linde PLC	11,677	5,336,039
LyondellBasell Industries NV, Class A	6,258	306,642
Mosaic Co.	7,943	218,433
PPG Industries, Inc.	5,491	634,924
Qnity Electronics, Inc.	5,312	510,908
Sherwin-Williams Co.	5,765	2,044,500
		14,641,691
Commercial Services — 1.7%
Automatic Data Processing, Inc.	10,113	2,496,091
Block, Inc.†	13,695	827,589
Cintas Corp.	8,542	1,634,853
Corpay, Inc.†	1,720	541,164
Equifax, Inc.	3,090	622,326
Global Payments, Inc.	5,817	417,312
Moody's Corp.	1,995	1,028,542
PayPal Holdings, Inc.	23,397	1,232,788
S&P Global, Inc.	4,341	2,291,136
United Rentals, Inc.	707	552,916
Verisk Analytics, Inc.	1,646	357,939
		12,002,656
Computers — 9.2%
Accenture PLC, Class A	15,508	4,088,529
Apple, Inc.	184,753	47,939,709
Cognizant Technology Solutions Corp., Class A	12,069	990,382

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
Dell Technologies, Inc., Class C	7,537	$ 862,534
EPAM Systems, Inc.†	1,382	288,285
Fortinet, Inc.†	5,796	470,983
Gartner, Inc.†	1,802	377,717
Hewlett Packard Enterprise Co.	33,146	713,302
HP, Inc.	23,115	449,356
International Business Machines Corp.	11,220	3,441,174
Leidos Holdings, Inc.	3,241	610,216
NetApp, Inc.	4,934	475,391
Seagate Technology Holdings PLC	1,973	804,372
Super Micro Computer, Inc.†	12,540	365,039
Western Digital Corp.	8,550	2,139,467
		64,016,456
Cosmetics/Personal Care — 1.8%
Colgate-Palmolive Co.	20,157	1,819,976
Estee Lauder Cos., Inc., Class A	6,169	711,162
Kenvue, Inc.	47,908	833,599
Procter & Gamble Co.	58,434	8,868,528
		12,233,265
Distribution/Wholesale — 0.5%
Copart, Inc.†	22,266	903,554
Fastenal Co.	28,708	1,244,779
Pool Corp.	814	206,829
WW Grainger, Inc.	1,094	1,181,455
		3,536,617
Diversified Financial Services — 4.9%
American Express Co.	4,300	1,514,331
Ameriprise Financial, Inc.	2,323	1,224,662
Apollo Global Management, Inc.	5,161	694,361
Ares Management Corp., Class A	5,152	771,100
Blackrock, Inc.	3,608	4,037,136
Capital One Financial Corp.	15,898	3,480,549
Cboe Global Markets, Inc.	1,291	342,192
Charles Schwab Corp.	41,769	4,340,634
CME Group, Inc.	3,968	1,146,990
Coinbase Global, Inc., Class A†	5,706	1,111,186
Franklin Resources, Inc.	7,667	204,096
Intercontinental Exchange, Inc.	14,258	2,477,755
Invesco, Ltd.	10,899	297,434
Mastercard, Inc., Class A	6,766	3,645,453
Nasdaq, Inc.	11,280	1,092,919
Raymond James Financial, Inc.	4,419	732,935
Synchrony Financial	9,066	658,464
T. Rowe Price Group, Inc.	5,457	576,696
Visa, Inc., Class A	18,991	6,111,874
		34,460,767
Electric — 4.0%
AES Corp.	17,277	253,108
Alliant Energy Corp.	6,350	418,529
Ameren Corp.	6,791	701,375
American Electric Power Co., Inc.	13,385	1,603,188
CenterPoint Energy, Inc.	16,471	653,734
CMS Energy Corp.	7,703	550,687
Consolidated Edison, Inc.	9,026	962,442
Constellation Energy Corp.	2,584	725,277
Dominion Energy, Inc.	21,353	1,284,810
DTE Energy Co.	5,213	700,523
Duke Energy Corp.	19,447	2,359,893
Edison International	9,742	606,732
Security Description	Shares or Principal Amount	Value

Electric (continued)
Entergy Corp.	11,168	$ 1,070,900
Evergy, Inc.	5,702	437,514
Eversource Energy	9,382	648,578
Exelon Corp.	25,264	1,131,322
FirstEnergy Corp.	13,119	621,053
NextEra Energy, Inc.	52,079	4,577,744
NRG Energy, Inc.	1,312	200,251
PG&E Corp.	54,962	847,514
Pinnacle West Capital Corp.	2,949	275,908
PPL Corp.	18,603	674,359
Public Service Enterprise Group, Inc.	12,482	1,028,018
Sempra	16,321	1,420,090
Southern Co.	27,535	2,459,151
WEC Energy Group, Inc.	8,135	900,300
Xcel Energy, Inc.	14,792	1,125,080
		28,238,080
Electrical Components & Equipment — 1.0%
AMETEK, Inc.	5,757	1,289,453
Eaton Corp. PLC	9,713	3,413,343
Emerson Electric Co.	14,049	2,064,641
Generac Holdings, Inc.†	1,510	253,740
		7,021,177
Electronics — 1.2%
Allegion PLC	1,010	167,044
Fortive Corp.	7,942	419,417
Garmin, Ltd.	4,088	824,304
Honeywell International, Inc.	15,876	3,612,108
Hubbell, Inc.	1,343	655,303
Jabil, Inc.	1,071	254,031
Keysight Technologies, Inc.†	4,298	929,786
Mettler-Toledo International, Inc.†	271	372,148
TE Connectivity PLC	2,243	499,696
Trimble, Inc.†	5,950	402,220
		8,136,057
Engineering & Construction — 0.1%
Jacobs Solutions, Inc.	2,963	400,775
Entertainment — 0.0%
Live Nation Entertainment, Inc.†	1,897	275,919
Environmental Control — 0.6%
Pentair PLC	4,062	428,013
Republic Services, Inc.	5,032	1,082,333
Veralto Corp.	6,070	600,809
Waste Management, Inc.	9,268	2,059,720
		4,170,875
Food — 1.1%
Campbell’s Co.	4,875	136,403
Conagra Brands, Inc.	12,080	223,601
General Mills, Inc.	13,531	625,944
Hershey Co.	3,719	724,275
Hormel Foods Corp.	7,294	179,505
J.M. Smucker Co.	2,639	276,726
Kraft Heinz Co.	20,876	495,596
Kroger Co.	15,246	958,211
Lamb Weston Holdings, Inc.	3,379	155,197
McCormick & Co., Inc.	6,333	391,569
Mondelez International, Inc., Class A	32,267	1,886,652

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
Sysco Corp.	11,975	$ 1,004,104
Tyson Foods, Inc., Class A	7,134	466,064
		7,523,847
Forest Products & Paper — 0.1%
International Paper Co.	13,022	525,047
Gas — 0.2%
Atmos Energy Corp.	4,039	671,847
NiSource, Inc.	11,968	530,063
		1,201,910
Hand/Machine Tools — 0.1%
Snap-on, Inc.	1,330	486,926
Stanley Black & Decker, Inc.	4,001	314,719
		801,645
Healthcare-Products — 3.8%
Abbott Laboratories	43,483	4,752,692
Agilent Technologies, Inc.	7,089	948,863
Align Technology, Inc.†	1,671	272,423
Baxter International, Inc.	12,417	249,209
Bio-Techne Corp.	3,867	247,836
Boston Scientific Corp.†	12,233	1,144,152
Cooper Cos., Inc.†	4,975	404,865
Danaher Corp.	15,720	3,440,951
Edwards Lifesciences Corp.†	7,900	642,744
GE HealthCare Technologies, Inc.	11,391	899,547
Hologic, Inc.†	5,442	407,769
Medtronic PLC	32,074	3,302,339
ResMed, Inc.	1,632	421,562
Revvity, Inc.	2,863	311,494
Solventum Corp.†	3,664	282,018
STERIS PLC	1,241	325,887
Stryker Corp.	4,992	1,844,844
Thermo Fisher Scientific, Inc.	9,395	5,436,041
Waters Corp.†	1,515	561,641
West Pharmaceutical Services, Inc.	1,764	407,696
Zimmer Biomet Holdings, Inc.	4,918	428,210
		26,732,783
Healthcare-Services — 2.1%
Centene Corp.†	11,877	514,512
Charles River Laboratories International, Inc.†	1,225	257,838
Cigna Group	6,680	1,831,055
DaVita, Inc.†	835	91,299
Elevance Health, Inc.	5,557	1,921,277
Humana, Inc.	3,031	591,651
IQVIA Holdings, Inc.†	4,259	980,209
Labcorp Holdings, Inc.	2,104	571,278
Molina Healthcare, Inc.†	1,329	238,675
Quest Diagnostics, Inc.	2,729	510,405
UnitedHealth Group, Inc.	22,652	6,499,538
Universal Health Services, Inc., Class B	1,409	283,575
		14,291,312
Home Builders — 0.4%
D.R. Horton, Inc.	6,848	1,019,256
Lennar Corp., Class A	5,465	597,598
NVR, Inc.†	70	534,501
PulteGroup, Inc.	4,936	617,444
		2,768,799
Security Description	Shares or Principal Amount	Value

Household Products/Wares — 0.3%
Avery Dennison Corp.	1,945	$ 360,817
Church & Dwight Co., Inc.	6,020	579,425
Clorox Co.	3,022	340,851
Kimberly-Clark Corp.	8,299	829,817
		2,110,910
Insurance — 3.3%
Aflac, Inc.	11,796	1,308,766
Allstate Corp.	6,544	1,302,191
American International Group, Inc.	13,492	1,010,281
Aon PLC, Class A	5,375	1,879,315
Arch Capital Group, Ltd.†	9,030	867,241
Arthur J. Gallagher & Co.	6,422	1,601,454
Assurant, Inc.	1,213	288,852
Brown & Brown, Inc.	7,478	539,164
Chubb, Ltd.	9,152	2,833,093
Cincinnati Financial Corp.	1,645	264,664
Erie Indemnity Co., Class A	601	170,089
Everest Group, Ltd.	1,053	348,838
Globe Life, Inc.	2,038	285,768
Hartford Insurance Group, Inc.	6,968	941,098
Loews Corp.	4,190	442,338
Marsh & McLennan Cos., Inc.	12,251	2,305,516
MetLife, Inc.	13,840	1,091,699
Principal Financial Group, Inc.	4,807	455,319
Progressive Corp.	6,452	1,342,016
Prudential Financial, Inc.	8,752	972,435
Travelers Cos., Inc.	5,578	1,586,997
W.R. Berkley Corp.	3,231	221,582
Willis Towers Watson PLC	2,400	761,928
		22,820,644
Internet — 4.5%
Airbnb, Inc., Class A†	5,649	730,811
Amazon.com, Inc.†	114,335	27,360,365
CDW Corp.	3,228	407,987
eBay, Inc.	2,998	273,478
F5, Inc.†	1,442	397,430
Gen Digital, Inc.	14,097	338,187
GoDaddy, Inc., Class A†	3,397	341,466
Match Group, Inc.	6,018	187,461
Palo Alto Networks, Inc.†	7,526	1,331,876
		31,369,061
Iron/Steel — 0.2%
Nucor Corp.	5,723	1,017,091
Steel Dynamics, Inc.	3,482	625,263
		1,642,354
Leisure Time — 0.0%
Norwegian Cruise Line Holdings, Ltd.†	4,737	104,024
Lodging — 0.0%
MGM Resorts International†	5,058	169,645
Machinery-Diversified — 1.3%
Deere & Co.	6,287	3,319,536
Dover Corp.	3,444	693,932
IDEX Corp.	1,829	363,148
Ingersoll Rand, Inc.	9,002	774,982
Nordson Corp.	1,331	365,399
Otis Worldwide Corp.	9,745	832,418
Rockwell Automation, Inc.	1,245	524,954

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Diversified (continued)
Westinghouse Air Brake Technologies Corp.	4,275	$ 983,848
Xylem, Inc.	6,088	839,353
		8,697,570
Media — 1.5%
Charter Communications, Inc., Class A†	2,190	451,403
Comcast Corp., Class A	90,885	2,703,829
FactSet Research Systems, Inc.	964	245,203
Fox Corp., Class A	1,675	121,906
Fox Corp., Class B	1,193	78,225
News Corp., Class A	9,310	251,649
News Corp., Class B	2,935	91,278
Paramount Skydance Corp., Class B	7,650	85,757
Walt Disney Co.	44,644	5,035,843
Warner Bros. Discovery, Inc.†	61,966	1,706,544
		10,771,637
Mining — 0.3%
Freeport-McMoRan, Inc.	35,908	2,162,739
Miscellaneous Manufacturing — 1.0%
3M Co.	13,284	2,034,577
A.O. Smith Corp.	2,830	207,977
Axon Enterprise, Inc.†	667	322,548
Illinois Tool Works, Inc.	6,602	1,724,839
Parker-Hannifin Corp.	1,388	1,298,946
Teledyne Technologies, Inc.†	1,174	728,232
Textron, Inc.	4,407	388,080
		6,705,199
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	1,286	302,184
Oil & Gas — 5.3%
APA Corp.	8,661	228,737
Chevron Corp.	47,330	8,372,677
ConocoPhillips	30,901	3,220,811
Coterra Energy, Inc.	19,414	560,094
Devon Energy Corp.	15,386	618,671
Diamondback Energy, Inc.	4,670	765,647
EOG Resources, Inc.	13,569	1,521,492
EQT Corp.	15,606	900,934
Expand Energy Corp.	6,015	676,146
Exxon Mobil Corp.	105,457	14,911,620
Marathon Petroleum Corp.	7,517	1,324,420
Occidental Petroleum Corp.	17,989	816,521
Phillips 66	10,076	1,446,511
Texas Pacific Land Corp.	1,429	497,806
Valero Energy Corp.	7,627	1,383,767
		37,245,854
Oil & Gas Services — 0.6%
Baker Hughes Co.	24,676	1,382,843
Halliburton Co.	21,134	708,412
SLB, Ltd.	37,358	1,807,380
		3,898,635
Packaging & Containers — 0.3%
Amcor PLC	11,404	504,627
Ball Corp.	6,701	381,086
Packaging Corp. of America	2,207	491,168
Smurfit WestRock PLC	13,218	550,265
		1,927,146
Security Description	Shares or Principal Amount	Value

Pharmaceuticals — 5.2%
AbbVie, Inc.	23,866	$ 5,322,357
Becton Dickinson & Co.	7,168	1,458,545
Bristol-Myers Squibb Co.	50,907	2,802,430
Cardinal Health, Inc.	5,941	1,276,602
Cencora, Inc.	4,848	1,741,499
CVS Health Corp.	31,744	2,365,563
Dexcom, Inc.†	4,802	350,738
Henry Schein, Inc.†	2,573	194,210
Johnson & Johnson	24,702	5,613,530
McKesson Corp.	3,086	2,565,114
Merck & Co., Inc.	62,067	6,844,128
Pfizer, Inc.	142,180	3,759,239
Viatris, Inc.	28,802	377,018
Zoetis, Inc.	11,020	1,375,516
		36,046,489
Pipelines — 0.8%
Kinder Morgan, Inc.	48,958	1,492,729
ONEOK, Inc.	15,735	1,246,055
Targa Resources Corp.	5,368	1,078,861
Williams Cos., Inc.	30,539	2,054,053
		5,871,698
Private Equity — 0.5%
Blackstone, Inc.	18,466	2,629,928
KKR & Co., Inc.	7,895	902,082
		3,532,010
Real Estate — 0.3%
CBRE Group, Inc., Class A†	7,330	1,248,519
CoStar Group, Inc.†	10,652	655,098
		1,903,617
REITS — 3.0%
Alexandria Real Estate Equities, Inc.	3,857	210,747
American Tower Corp.	11,707	2,098,831
AvalonBay Communities, Inc.	3,576	635,348
BXP, Inc.	3,714	240,184
Camden Property Trust	2,707	295,198
Crown Castle, Inc.	10,890	945,361
Digital Realty Trust, Inc.	8,074	1,339,880
Equinix, Inc.	2,455	2,015,383
Equity Residential	8,516	530,717
Essex Property Trust, Inc.	1,601	403,244
Extra Space Storage, Inc.	5,320	734,001
Federal Realty Investment Trust	1,945	196,756
Healthpeak Properties, Inc.	16,971	292,580
Host Hotels & Resorts, Inc.	16,245	301,020
Invitation Homes, Inc.	13,803	368,954
Iron Mountain, Inc.	7,434	684,895
Kimco Realty Corp.	16,618	350,308
Mid-America Apartment Communities, Inc.	2,928	393,230
Prologis, Inc.	23,228	3,032,648
Public Storage	3,949	1,090,674
Realty Income Corp.	23,004	1,406,925
Regency Centers Corp.	4,005	291,844
SBA Communications Corp.	2,628	483,841
Simon Property Group, Inc.	4,817	921,540
UDR, Inc.	7,673	285,052
Ventas, Inc.	5,588	434,020
VICI Properties, Inc.	26,954	756,868
Weyerhaeuser Co.	18,355	473,192
		21,213,241

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail — 7.7%
AutoZone, Inc.†	144	$ 533,418
Best Buy Co., Inc.	4,834	314,693
Carvana Co.†	1,733	695,124
Chipotle Mexican Grill, Inc.†	33,066	1,285,275
Costco Wholesale Corp.	11,082	10,419,850
Darden Restaurants, Inc.	2,953	588,681
Dollar General Corp.	5,504	789,439
Dollar Tree, Inc.†	4,806	565,138
Domino's Pizza, Inc.	786	322,519
Genuine Parts Co.	3,548	493,137
Home Depot, Inc.	24,891	9,323,920
Lowe's Cos., Inc.	14,024	3,745,249
Lululemon Athletica, Inc.†	2,658	463,821
McDonald's Corp.	9,973	3,141,495
Ross Stores, Inc.	4,232	798,367
Starbucks Corp.	28,430	2,614,138
Target Corp.	11,363	1,198,456
TJX Cos., Inc.	12,524	1,876,220
Tractor Supply Co.	13,263	674,821
Walmart, Inc.	109,656	13,064,416
Williams-Sonoma, Inc.	3,078	629,913
Yum! Brands, Inc.	3,480	541,140
		54,079,230
Semiconductors — 3.1%
Analog Devices, Inc.	12,302	3,824,446
Intel Corp.†	112,125	5,210,449
Microchip Technology, Inc.	13,515	1,026,059
NXP Semiconductors NV	6,294	1,423,325
ON Semiconductor Corp.†	9,849	589,857
QUALCOMM, Inc.	26,782	4,059,883
Skyworks Solutions, Inc.	3,640	202,966
Teradyne, Inc.	1,645	396,527
Texas Instruments, Inc.	22,722	4,897,727
		21,631,239
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	1,006	423,033
Software — 3.7%
Adobe, Inc.†	10,468	3,069,741
Akamai Technologies, Inc.†	3,575	347,311
Autodesk, Inc.†	2,273	574,774
Broadridge Financial Solutions, Inc.	2,957	582,854
Cadence Design Systems, Inc.†	2,520	746,827
Dayforce, Inc.†	2,082	144,220
Electronic Arts, Inc.	3,013	614,411
Fair Isaac Corp.†	300	438,951
Fidelity National Information Services, Inc.	12,975	716,869
Fiserv, Inc.†	13,450	857,168
Intuit, Inc.	3,068	1,530,687
Jack Henry & Associates, Inc.	1,829	327,775
MSCI, Inc.	888	540,987
Oracle Corp.	20,189	3,322,706
Paychex, Inc.	8,100	835,353
Paycom Software, Inc.	1,156	155,771
PTC, Inc.†	2,958	461,833
Roper Technologies, Inc.	2,692	999,351
Salesforce, Inc.	23,806	5,053,776
Security Description	Shares or Principal Amount	Value

Software (continued)
ServiceNow, Inc.†	10,117	$ 1,183,790
Synopsys, Inc.†	4,645	2,160,459
Take-Two Interactive Software, Inc.†	2,056	452,937
Tyler Technologies, Inc.†	1,065	393,411
Workday, Inc., Class A†	3,072	539,535
		26,051,497
Telecommunications — 2.5%
AT&T, Inc.	177,283	4,646,588
Cisco Systems, Inc.	46,316	3,627,469
Corning, Inc.	5,936	612,892
Motorola Solutions, Inc.	4,165	1,676,579
T-Mobile US, Inc.	12,027	2,371,845
Verizon Communications, Inc.	105,439	4,694,144
		17,629,517
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	3,328	297,224
Transportation — 1.8%
C.H. Robinson Worldwide, Inc.	2,909	567,109
CSX Corp.	46,566	1,758,332
Expeditors International of Washington, Inc.	3,355	538,612
FedEx Corp.	5,428	1,749,173
JB Hunt Transport Services, Inc.	1,882	381,519
Norfolk Southern Corp.	5,611	1,634,148
Old Dominion Freight Line, Inc.	4,603	797,240
Union Pacific Corp.	14,833	3,487,238
United Parcel Service, Inc., Class B	18,480	1,962,946
		12,876,317
Water — 0.1%
American Water Works Co., Inc.	4,927	636,223
Total Common Stocks (cost $641,883,527)		695,264,403
UNAFFILIATED INVESTMENT COMPANIES — 0.0%
iShares S&P 500 Value ETF (cost $320,878)	1,626	353,232
Total Long-Term Investment Securities (cost $642,204,405)		695,617,635
SHORT-TERM INVESTMENTS — 0.5%
Unaffiliated Investment Companies — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.65%(1) (cost $3,420,685)	3,420,685	3,420,685
TOTAL INVESTMENTS (cost $645,625,090)(2)	100.0%	699,038,320
Other assets less liabilities	(0.0)	(130,235)
NET ASSETS	100.0%	$698,908,085
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of January 31, 2026.
(2)	See Note 4 for cost of investments on a tax basis.
ETF—Exchange Traded Fund

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
24	Long	E-Mini Russell 1000 Index	March 2026	$2,599,858	$2,602,320	$2,462
31	Long	Micro E-mini S&P 500 Index	March 2026	1,074,395	1,079,691	5,296
						$7,758
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$695,264,403	$—	$—	$695,264,403
Unaffiliated Investment Companies	353,232	—	—	353,232
Short-Term Investments	3,420,685	—	—	3,420,685
Total Investments at Value	$699,038,320	$—	$—	$699,038,320
Other Financial Instruments:†
Futures Contracts	$7,758	$—	$—	$7,758
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA MFS Large Cap Growth Portfolio^
PORTFOLIO OF INVESTMENTS — January 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.1%
Aerospace/Defense — 2.3%
Curtiss-Wright Corp.	7,231	$ 4,748,525
General Electric Co.	41,724	12,800,506
		17,549,031
Auto Manufacturers — 2.7%
Tesla, Inc.†	46,989	20,224,535
Auto Parts & Equipment — 0.1%
Aptiv PLC†	12,502	947,027
Banks — 2.9%
Citigroup, Inc.	54,512	6,307,583
Northern Trust Corp.	57,874	8,648,112
Popular, Inc.	49,468	6,605,462
		21,561,157
Beverages — 1.2%
Monster Beverage Corp.†	114,858	9,275,932
Biotechnology — 1.6%
Gilead Sciences, Inc.	53,186	7,549,753
Illumina, Inc.†	6,810	986,156
Incyte Corp.†	37,456	3,748,222
		12,284,131
Commercial Services — 0.3%
Verisk Analytics, Inc.	10,003	2,175,252
Computer Graphics — 0.0%
Canva, Inc., Class A†(1)(2)	245	428,277
Computers — 11.4%
Apple, Inc.	284,603	73,848,787
Leidos Holdings, Inc.	25,815	4,860,448
Okta, Inc.†	85,275	7,204,032
		85,913,267
Cosmetics/Personal Care — 0.8%
Colgate-Palmolive Co.	64,538	5,827,136
Diversified Financial Services — 3.3%
Interactive Brokers Group, Inc., Class A	117,172	8,773,839
Mastercard, Inc., Class A	18,735	10,094,231
Visa, Inc., Class A	19,507	6,277,938
		25,146,008
Electric — 1.1%
AES Corp.	126,359	1,851,159
NRG Energy, Inc.	41,280	6,300,567
		8,151,726
Electronics — 1.4%
Amphenol Corp., Class A	54,093	7,793,719
Flex, Ltd.†	21,794	1,373,894
nVent Electric PLC	10,257	1,151,451
		10,319,064
Engineering & Construction — 0.3%
Primoris Services Corp.	13,654	2,024,206
Entertainment — 0.8%
TKO Group Holdings, Inc.	29,549	5,986,036
Entertainment Software — 0.1%
Epic Games, Inc.†(1)(2)	1,787	786,280
Food Service — 0.2%
Aramark	41,973	1,615,541
Security Description	Shares or Principal Amount	Value

Healthcare-Services — 1.4%
Humana, Inc.	23,824	$ 4,650,445
IQVIA Holdings, Inc.†	27,271	6,276,420
		10,926,865
Insurance — 1.0%
Equitable Holdings, Inc.	160,690	7,456,016
Internet — 18.9%
Airbnb, Inc., Class A†	55,596	7,192,455
Alphabet, Inc., Class A	67,991	22,980,958
Alphabet, Inc., Class C	61,948	20,971,256
Amazon.com, Inc.†	154,324	36,929,733
AppLovin Corp., Class A†	5,185	2,453,075
Booking Holdings, Inc.	1,491	7,457,743
Chewy, Inc., Class A†	10,317	300,328
Etsy, Inc.†	12,929	684,720
GoDaddy, Inc., Class A†	12,559	1,262,431
Meta Platforms, Inc., Class A	44,579	31,940,854
Netflix, Inc.†	17,280	1,442,707
Spotify Technology SA†	14,062	7,035,922
Uber Technologies, Inc.†	24,159	1,933,928
		142,586,110
Leisure Time — 1.3%
Carnival Corp.†	16,443	493,619
Viking Holdings, Ltd.†	124,765	9,001,795
		9,495,414
Machinery-Construction & Mining — 2.3%
BWX Technologies, Inc.	39,939	8,204,669
GE Vernova, Inc.	12,659	9,195,118
		17,399,787
Machinery-Diversified — 0.4%
Flowserve Corp.	42,150	3,294,023
Oil & Gas — 0.3%
Phillips 66	18,182	2,610,208
Pharmaceuticals — 4.3%
AbbVie, Inc.	10,002	2,230,546
Bristol-Myers Squibb Co.	148,907	8,197,330
Dexcom, Inc.†	12,409	906,353
Eli Lilly & Co.	11,230	11,647,195
McKesson Corp.	10,098	8,393,559
Pfizer, Inc.	31,992	845,868
		32,220,851
REITS — 0.3%
Lamar Advertising Co., Class A	19,133	2,454,955
Retail — 1.6%
Costco Wholesale Corp.	2,507	2,357,207
O'Reilly Automotive, Inc.†	99,726	9,814,035
		12,171,242
Semiconductors — 21.0%
Broadcom, Inc.	96,244	31,885,637
KLA Corp.	3,074	4,389,488
Lam Research Corp.	79,233	18,497,736
NVIDIA Corp.	542,758	103,737,336
		158,510,197
Software — 14.5%
Autodesk, Inc.†	33,667	8,513,374
Datadog, Inc., Class A†	60,719	7,852,181

SunAmerica Series Trust SA MFS Large Cap Growth Portfolio^
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Dropbox, Inc., Class A†	191,135	$ 4,870,120
Elastic NV†	12,956	854,189
Guidewire Software, Inc.†	32,116	4,520,648
Magic Leap, Inc., Class A†(1)(2)	2,188	1,050
Microsoft Corp.	158,158	68,053,806
Palantir Technologies, Inc., Class A†	5,214	764,320
Pegasystems, Inc.	62,128	2,714,373
ROBLOX Corp., Class A†	68,220	4,486,147
Salesforce, Inc.	21,582	4,581,643
Veeva Systems, Inc., Class A†	9,789	1,996,173
		109,208,024
Telecommunications — 1.3%
Arista Networks, Inc.†	67,159	9,519,117
Total Common Stocks (cost $523,215,898)		748,067,415
CONVERTIBLE PREFERRED STOCKS — 0.3%
Automotive - Cars & Lt. Trucks — 0.1%
Waymo LLC Series A-2†(1)(2)	4,915	376,391
Computer Software — 0.0%
Formagrid, Inc. Series F†(1)(2)	2,702	154,771
E-Commerce/Services — 0.0%
Rappi, Inc. Series E †(1)(2)	9,191	219,527
Electrical Components & Equipment — 0.0%
Sila Nanotechnologies, Inc. Series F†(1)(2)	8,833	172,685
Industrial Automation/Robotics — 0.1%
Nuro, Inc. Series C †(1)(2)	47,284	604,762
Nuro, Inc. Series D †(1)(2)	10,245	131,034
		735,796
Recycling — 0.1%
Redwood Materials, Inc. Series C†(1)(2)	9,878	471,674
Software — 0.0%
Celonis SE Series D†(1)(2)	187	12,978
Total Convertible Preferred Stocks (cost $3,210,009)		2,143,822
Total Long-Term Investment Securities (cost $526,425,907)		750,211,237
SHORT-TERM INVESTMENTS — 0.6%
Sovereign — 0.6%
Federal Home Loan Bank Disc. Notes
3.52%, 02/02/2026 (cost $4,430,567)	$4,431,000	4,429,715
TOTAL INVESTMENTS (cost $530,856,474)(3)	100.0%	754,640,952
Other assets less liabilities	(0.0)	(236,060)
NET ASSETS	100.0%	$754,404,892
^	Prior to April 28, 2025, the Portfolio was known as SA MFS Blue Chip Growth Portfolio.
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2026, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Canva, Inc., Class A	12/17/21, 12/22/21	245	$417,520	$428,277	$1,748.07	0.0%
Epic Games, Inc.	06/18/20, 03/29/21	1,787	1,170,114	786,280	440.00	0.1
Magic Leap, Inc., Class A	01/20/16, 10/12/17	2,188	1,064,503	1,050	0.48	0.0
Convertible Preferred Stocks
Celonis SE Series D	10/04/22	187	69,150	12,978	69.40	0.0
Formagrid, Inc. Series F	12/08/21	2,702	506,043	154,771	57.28	0.0
Nuro, Inc. Series C	10/30/20, 03/02/21	47,284	617,274	604,762	12.79	0.1
Nuro, Inc. Series D	10/29/21	10,245	213,564	131,034	12.79	0.0
Rappi, Inc. Series E	09/08/20, 09/24/20	9,191	549,126	219,527	23.89	0.0
Redwood Materials, Inc. Series C	05/28/21	9,878	468,252	471,674	47.75	0.1
Sila Nanotechnologies, Inc. Series F	01/07/21	8,833	364,563	172,685	19.55	0.0
Waymo LLC Series A-2	05/08/20	4,915	422,037	376,391	76.58	0.1
				$3,359,429		0.4%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	See Note 4 for cost of investments on a tax basis.

SunAmerica Series Trust SA MFS Large Cap Growth Portfolio^
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
United States	$721,616,532	$—	$1,215,607	$722,832,139
Other Countries	25,235,276	—	—	25,235,276
Convertible Preferred Stocks	—	—	2,143,822	2,143,822
Short-Term Investments	—	4,429,715	—	4,429,715
Total Investments at Value	$746,851,808	$4,429,715	$3,359,429	$754,640,952
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.0%
Aerospace/Defense — 2.9%
Howmet Aerospace, Inc.	34,522	$ 7,183,338
RTX Corp.	51,504	10,348,699
		17,532,037
Apparel — 0.7%
LVMH Moet Hennessy Louis Vuitton SE	6,449	4,180,678
Banks — 4.9%
Bank of America Corp.	47,857	2,545,992
Goldman Sachs Group, Inc.	12,019	11,242,693
JPMorgan Chase & Co.	51,518	15,758,841
		29,547,526
Beverages — 0.6%
Diageo PLC	161,525	3,703,237
Biotechnology — 0.5%
Vertex Pharmaceuticals, Inc.†	6,806	3,198,139
Chemicals — 1.3%
Linde PLC	17,331	7,919,747
Commercial Services — 0.4%
TransUnion	28,854	2,280,043
Computers — 9.3%
Apple, Inc.	142,465	36,966,818
Check Point Software Technologies, Ltd.†	40,829	7,329,214
EPAM Systems, Inc.†	24,513	5,113,412
Seagate Technology Holdings PLC	16,888	6,885,069
		56,294,513
Cosmetics/Personal Care — 2.6%
Colgate-Palmolive Co.	53,162	4,799,997
Kenvue, Inc.	140,192	2,439,341
Procter & Gamble Co.	57,223	8,684,735
		15,924,073
Diversified Financial Services — 5.7%
CME Group, Inc.	28,455	8,225,202
Mastercard, Inc., Class A	19,125	10,304,359
Nasdaq, Inc.	50,746	4,916,780
Visa, Inc., Class A	33,316	10,722,088
		34,168,429
Electric — 3.1%
Alliant Energy Corp.	98,470	6,490,158
Southern Co.	49,869	4,453,800
Xcel Energy, Inc.	101,933	7,753,024
		18,696,982
Electrical Components & Equipment — 3.8%
AMETEK, Inc.	22,283	4,990,946
Eaton Corp. PLC	26,939	9,466,903
Emerson Electric Co.	59,057	8,679,017
		23,136,866
Electronics — 4.2%
Allegion PLC	42,244	6,986,735
Amphenol Corp., Class A	43,143	6,216,044
Hubbell, Inc.	10,279	5,015,535
TE Connectivity PLC	30,763	6,853,381
		25,071,695
Security Description	Shares or Principal Amount	Value

Environmental Control — 1.3%
Veralto Corp.	34,190	$ 3,384,126
Waste Management, Inc.	19,494	4,332,347
		7,716,473
Food Service — 0.9%
Aramark	141,899	5,461,693
Healthcare-Products — 6.2%
Abbott Laboratories	56,143	6,136,430
Agilent Technologies, Inc.	48,505	6,492,394
Medtronic PLC	91,176	9,387,481
STERIS PLC	29,856	7,840,186
Thermo Fisher Scientific, Inc.	13,350	7,724,443
		37,580,934
Healthcare-Services — 1.2%
Cigna Group	22,281	6,107,445
ICON PLC†	6,928	1,248,772
		7,356,217
Insurance — 3.8%
Aon PLC, Class A	22,645	7,917,598
Chubb, Ltd.	28,773	8,906,970
Willis Towers Watson PLC	19,653	6,239,238
		23,063,806
Internet — 14.4%
Alphabet, Inc., Class A	109,006	36,844,028
Amazon.com, Inc.†	122,212	29,245,332
Meta Platforms, Inc., Class A	28,825	20,653,112
		86,742,472
Machinery-Diversified — 0.7%
Otis Worldwide Corp.	47,631	4,068,640
Oil & Gas — 2.9%
ConocoPhillips	85,338	8,894,780
Exxon Mobil Corp.	59,316	8,387,282
		17,282,062
Pharmaceuticals — 2.7%
Becton Dickinson & Co.	23,876	4,858,288
Johnson & Johnson	36,976	8,402,796
Zoetis, Inc.	24,996	3,120,001
		16,381,085
REITS — 0.3%
American Tower Corp.	11,323	2,029,987
Retail — 2.7%
BJ's Wholesale Club Holdings, Inc.†	44,024	4,069,578
Costco Wholesale Corp.	7,792	7,326,428
TJX Cos., Inc.	31,460	4,713,023
		16,109,029
Semiconductors — 13.0%
Analog Devices, Inc.	26,866	8,352,102
KLA Corp.	5,246	7,490,973
Lam Research Corp.	65,839	15,370,773
NVIDIA Corp.	214,951	41,083,585
Texas Instruments, Inc.	29,294	6,314,322
		78,611,755

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software — 7.9%
Microsoft Corp.	93,876	$ 40,393,904
Salesforce, Inc.	33,494	7,110,441
		47,504,345
Telecommunications — 1.0%
Arista Networks, Inc.†	40,418	5,728,847
Total Long-Term Investment Securities (cost $414,676,966)		597,291,310
SHORT-TERM INVESTMENTS — 0.9%
Sovereign — 0.9%
Federal Home Loan Bank Disc. Notes
3.52%, 02/02/2026 (cost $5,518,461)	$5,519,000	5,517,400
TOTAL INVESTMENTS (cost $420,195,427)(1)	99.9%	602,808,710
Other assets less liabilities	0.1	336,865
NET ASSETS	100.0%	$603,145,575
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$597,291,310	$—	$—	$597,291,310
Short-Term Investments	—	5,517,400	—	5,517,400
Total Investments at Value	$597,291,310	$5,517,400	$—	$602,808,710
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 60.9%
Advertising — 1.5%
Omnicom Group, Inc.	94,556	$ 7,284,594
Aerospace/Defense — 1.8%
Boeing Co.†	5,293	1,237,080
General Dynamics Corp.	8,771	3,079,410
L3Harris Technologies, Inc.	13,228	4,535,220
		8,851,710
Agriculture — 1.6%
Altria Group, Inc.	19,122	1,185,373
Philip Morris International, Inc.	36,864	6,614,876
		7,800,249
Airlines — 0.2%
Delta Air Lines, Inc.	18,834	1,240,972
Auto Parts & Equipment — 1.7%
Aptiv PLC†	57,458	4,352,443
Lear Corp.	33,642	3,939,142
		8,291,585
Banks — 7.2%
Bank of America Corp.	162,856	8,663,939
Goldman Sachs Group, Inc.	3,736	3,494,692
JPMorgan Chase & Co.	19,043	5,825,063
Morgan Stanley	17,110	3,127,708
Northern Trust Corp.	45,735	6,834,181
PNC Financial Services Group, Inc.	21,495	4,799,834
Wells Fargo & Co.	26,961	2,439,701
		35,185,118
Beverages — 0.9%
Constellation Brands, Inc., Class A	16,832	2,637,574
Diageo PLC	75,263	1,725,533
		4,363,107
Building Materials — 1.7%
Johnson Controls International PLC	25,064	2,989,133
Masco Corp.	64,897	4,289,043
Mohawk Industries, Inc.†	10,822	1,281,108
		8,559,284
Chemicals — 1.4%
Air Products & Chemicals, Inc.	3,616	985,360
Axalta Coating Systems, Ltd.†	65,879	2,212,217
PPG Industries, Inc.	30,117	3,482,428
		6,680,005
Computers — 1.3%
Accenture PLC, Class A	7,167	1,889,508
Amdocs, Ltd.	16,169	1,324,888
Cognizant Technology Solutions Corp., Class A	26,918	2,208,891
Leidos Holdings, Inc.	5,219	982,633
		6,405,920
Cosmetics/Personal Care — 1.5%
Kenvue, Inc.	431,315	7,504,881
Distribution/Wholesale — 0.6%
LKQ Corp.	84,371	2,771,587
Diversified Financial Services — 3.4%
Charles Schwab Corp.	128,321	13,335,118
CME Group, Inc.	12,040	3,480,283
		16,815,401
Security Description	Shares or Principal Amount	Value

Electric — 3.1%
Duke Energy Corp.	30,605	$ 3,713,917
Exelon Corp.	42,748	1,914,255
National Grid PLC	242,166	4,090,737
PG&E Corp.	312,300	4,815,666
Sempra	8,682	755,421
		15,289,996
Electrical Components & Equipment — 0.3%
Eaton Corp. PLC	4,593	1,614,072
Electronics — 0.6%
Honeywell International, Inc.	12,714	2,892,689
Food — 0.9%
Albertsons Cos., Inc., Class A	89,167	1,484,631
Tyson Foods, Inc., Class A	18,050	1,179,206
US Foods Holding Corp.†	20,336	1,700,496
		4,364,333
Hand/Machine Tools — 0.2%
Techtronic Industries Co., Ltd.	70,500	961,105
Healthcare-Products — 2.8%
Agilent Technologies, Inc.	17,634	2,360,311
Medtronic PLC	95,861	9,869,849
Waters Corp.†	3,859	1,430,608
		13,660,768
Healthcare-Services — 2.2%
Cigna Group	24,293	6,658,954
Humana, Inc.	7,500	1,464,000
ICON PLC†	15,799	2,847,770
		10,970,724
Household Products/Wares — 0.8%
Avery Dennison Corp.	5,508	1,021,789
Henkel AG & Co. KGaA (Preference Shares)	33,336	2,930,419
		3,952,208
Insurance — 4.1%
Aon PLC, Class A	19,717	6,893,852
Chubb, Ltd.	18,894	5,848,827
Principal Financial Group, Inc.	10,278	973,532
Travelers Cos., Inc.	5,276	1,501,075
Willis Towers Watson PLC	16,296	5,173,491
		20,390,777
Internet — 0.3%
Airbnb, Inc., Class A†	9,863	1,275,976
Machinery-Diversified — 1.1%
AGCO Corp.	15,348	1,740,617
Flowserve Corp.	15,269	1,193,272
Regal Rexnord Corp.	15,759	2,545,079
		5,478,968
Media — 1.7%
Comcast Corp., Class A	194,702	5,792,385
Versant Media Group, Inc.†	7,788	253,733
Warner Bros. Discovery, Inc.†	80,528	2,217,741
		8,263,859
Mining — 0.3%
Glencore PLC	234,959	1,605,120
Oil & Gas — 4.5%
Chevron Corp.	20,471	3,621,320

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
ConocoPhillips	65,522	$ 6,829,358
Diamondback Energy, Inc.	11,021	1,806,893
Exxon Mobil Corp.	40,168	5,679,755
Suncor Energy, Inc.	75,521	3,991,662
		21,928,988
Oil & Gas Services — 0.2%
SLB, Ltd.	19,197	928,751
Packaging & Containers — 0.4%
Smurfit WestRock PLC	41,839	1,741,758
Pharmaceuticals — 6.8%
Becton Dickinson & Co.	53,811	10,949,462
Johnson & Johnson	44,845	10,191,026
McKesson Corp.	1,162	965,866
Organon & Co.	29,401	251,085
Pfizer, Inc.	339,144	8,966,967
Roche Holding AG	4,978	2,258,308
		33,582,714
Retail — 0.4%
Target Corp.	18,438	1,944,656
Semiconductors — 1.7%
Intel Corp.†	56,622	2,631,224
NXP Semiconductors NV	17,274	3,906,343
Samsung Electronics Co., Ltd. (Preference Shares)	22,414	1,828,125
		8,365,692
Software — 2.8%
Electronic Arts, Inc.	4,322	881,342
Fidelity National Information Services, Inc.	42,308	2,337,517
Fiserv, Inc.†	18,264	1,163,965
Microsoft Corp.	19,090	8,214,236
Salesforce, Inc.	4,945	1,049,774
		13,646,834
Transportation — 0.9%
Union Pacific Corp.	19,588	4,605,139
Total Common Stocks (cost $229,126,768)		299,219,540
CONVERTIBLE PREFERRED STOCKS — 0.3%
Aerospace/Defense — 0.3%
Boeing Co.† (cost $1,065,050)	21,301	1,591,611
CORPORATE BONDS & NOTES — 12.3%
Aerospace/Defense — 0.1%
BAE Systems PLC
3.40%, 04/15/2030*	$ 224,000	216,661
Boeing Co.
5.81%, 05/01/2050	199,000	196,544
6.86%, 05/01/2054	176,000	198,456
		611,661
Agriculture — 0.4%
BAT International Finance PLC
4.45%, 03/16/2028	1,078,000	1,086,914
Philip Morris International, Inc.
5.13%, 11/17/2027	194,000	198,106
5.13%, 02/15/2030	234,000	241,557
Security Description	Shares or Principal Amount	Value

Agriculture (continued)
5.63%, 11/17/2029	$ 85,000	$ 89,408
5.75%, 11/17/2032	365,000	389,357
		2,005,342
Auto Manufacturers — 0.1%
Stellantis Finance US, Inc.
2.69%, 09/15/2031*	783,000	689,732
Banks — 2.4%
Bank of America Corp.
2.57%, 10/20/2032	632,000	570,209
Barclays PLC
7.44%, 11/02/2033	643,000	735,192
Deutsche Bank AG
2.31%, 11/16/2027	188,000	185,350
6.72%, 01/18/2029	485,000	508,025
7.15%, 07/13/2027	190,000	192,579
Goldman Sachs Group, Inc.
2.38%, 07/21/2032	578,000	516,881
2.60%, 02/07/2030	673,000	631,761
HSBC Holdings PLC
4.00%, 03/09/2026(1)	200,000	199,767
4.70%, 03/09/2031(1)	237,000	224,320
JPMorgan Chase & Co.
2.55%, 11/08/2032	1,014,000	913,612
2.96%, 05/13/2031	104,000	98,016
2.96%, 01/25/2033	396,000	363,167
3.11%, 04/22/2041	530,000	413,342
3.90%, 01/23/2049	198,000	157,099
5.77%, 04/22/2035	459,000	486,033
Mitsubishi UFJ Financial Group, Inc.
2.85%, 01/19/2033	678,000	615,659
5.62%, 04/24/2036	652,000	681,178
Morgan Stanley
2.70%, 01/22/2031	1,271,000	1,192,691
2.94%, 01/21/2033	672,000	612,503
Sumitomo Mitsui Financial Group, Inc.
2.47%, 01/14/2029	1,128,000	1,077,763
UBS Group AG
2.10%, 02/11/2032*	1,372,000	1,218,086
		11,593,233
Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038	157,000	148,463
8.00%, 11/15/2039	621,000	790,541
Diageo Capital PLC
2.38%, 10/24/2029	499,000	469,952
Keurig Dr Pepper, Inc.
3.20%, 05/01/2030	61,000	58,042
		1,466,998
Building Materials — 0.2%
Martin Marietta Materials, Inc.
2.50%, 03/15/2030	37,000	34,514
Masco Corp.
2.00%, 02/15/2031	787,000	696,809
Vulcan Materials Co.
3.50%, 06/01/2030	83,000	80,389
		811,712
Chemicals — 0.1%
RPM International, Inc.
2.95%, 01/15/2032	295,000	269,393

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services — 0.6%
Ashtead Capital, Inc.
5.50%, 08/11/2032*	$ 892,000	$ 924,731
ERAC USA Finance LLC
7.00%, 10/15/2037*	240,000	276,712
Experian Finance PLC
4.25%, 02/01/2029*	336,000	336,419
Global Payments, Inc.
1.20%, 03/01/2026	438,000	437,029
2.90%, 11/15/2031	244,000	218,899
Verisk Analytics, Inc.
4.13%, 03/15/2029	398,000	397,964
5.75%, 04/01/2033	320,000	338,173
		2,929,927
Cosmetics/Personal Care — 0.0%
Kenvue, Inc.
4.90%, 03/22/2033	220,000	224,002
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
2.45%, 10/29/2026	260,000	257,077
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 07/21/2027	150,000	149,109
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027*	169,000	164,104
3.25%, 02/15/2027*	464,000	459,516
4.38%, 05/01/2026*	141,000	141,054
Capital One Financial Corp.
3.27%, 03/01/2030	962,000	933,241
Charles Schwab Corp.
5.85%, 05/19/2034	1,033,000	1,102,604
Intercontinental Exchange, Inc.
2.10%, 06/15/2030	423,000	387,274
LPL Holdings, Inc.
4.38%, 05/15/2031*	887,000	861,939
6.75%, 11/17/2028	82,000	87,222
		4,543,140
Electric — 1.1%
American Electric Power Co., Inc.
5.95%, 11/01/2032	264,000	283,111
American Transmission Systems, Inc.
2.65%, 01/15/2032*	111,000	100,109
Brazos Securitization LLC
5.24%, 03/01/2043*	347,000	345,410
Consumers 2023 Securitization Funding LLC
5.55%, 03/01/2028	130,962	132,157
Duke Energy Carolinas LLC
4.95%, 01/15/2033	881,000	904,346
Duke Energy Corp.
2.65%, 09/01/2026	61,000	60,565
4.50%, 08/15/2032	628,000	626,296
Electricite de France SA
6.90%, 05/23/2053*	200,000	222,289
Empire District Bondco LLC
4.94%, 01/01/2035	226,044	229,384
Exelon Corp.
4.05%, 04/15/2030	333,000	329,900
Georgia Power Co.
3.70%, 01/30/2050	27,000	20,176
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	195,000	175,957
5.10%, 01/15/2035	154,000	156,022
Security Description	Shares or Principal Amount	Value

Electric (continued)
Oncor Electric Delivery Co. LLC
5.75%, 03/15/2029	$ 403,000	$ 422,189
Pacific Gas & Electric Co.
2.10%, 08/01/2027	102,000	99,052
2.50%, 02/01/2031	411,000	371,620
3.00%, 06/15/2028	298,000	289,969
3.30%, 08/01/2040	211,000	160,191
Virginia Power Fuel Securitization LLC
5.09%, 05/01/2029	146,218	147,093
Xcel Energy, Inc.
3.40%, 06/01/2030	222,000	213,573
		5,289,409
Electronics — 0.1%
Arrow Electronics, Inc.
2.95%, 02/15/2032	594,000	531,972
Environmental Control — 0.3%
Republic Services, Inc.
1.45%, 02/15/2031	170,000	148,500
Waste Management, Inc.
4.88%, 02/15/2034	1,226,000	1,254,108
		1,402,608
Food — 0.1%
Mars, Inc.
5.20%, 03/01/2035*	489,000	500,661
Gas — 0.1%
East Ohio Gas Co.
2.00%, 06/15/2030*	229,000	207,283
NiSource, Inc.
2.95%, 09/01/2029	253,000	242,577
5.65%, 02/01/2045	89,000	88,461
		538,321
Healthcare-Products — 0.1%
Alcon Finance Corp.
2.60%, 05/27/2030*	200,000	186,406
Boston Scientific Corp.
2.65%, 06/01/2030	312,000	293,345
		479,751
Healthcare-Services — 0.4%
Adventist Health System
5.43%, 03/01/2032	568,000	581,342
Cigna Group
3.20%, 03/15/2040	102,000	79,884
HCA, Inc.
5.13%, 06/15/2039	419,000	404,378
Humana, Inc.
5.88%, 03/01/2033	260,000	269,151
Northwell Healthcare, Inc.
3.98%, 11/01/2046	33,000	26,130
4.26%, 11/01/2047	238,000	195,310
UnitedHealth Group, Inc.
5.00%, 04/15/2034	483,000	487,857
		2,044,052
Insurance — 1.0%
AIA Group, Ltd.
3.38%, 04/07/2030*	586,000	570,615
Aon Corp.
4.50%, 12/15/2028	439,000	445,010

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
Brown & Brown, Inc.
4.20%, 03/17/2032	$ 457,000	$ 441,697
5.55%, 06/23/2035	121,000	123,799
Fairfax Financial Holdings, Ltd.
5.63%, 08/16/2032	920,000	960,345
6.00%, 12/07/2033	26,000	27,562
Liberty Mutual Group, Inc.
3.95%, 10/15/2050*	228,000	169,213
Metropolitan Life Global Funding I
3.30%, 03/21/2029*	1,046,000	1,020,511
Sammons Financial Group, Inc.
4.75%, 04/08/2032*	141,000	137,048
6.88%, 04/15/2034*	731,000	797,731
		4,693,531
Lodging — 0.2%
Las Vegas Sands Corp.
3.90%, 08/08/2029	181,000	176,387
Marriott International, Inc.
2.75%, 10/15/2033	339,000	296,039
2.85%, 04/15/2031	6,000	5,568
4.63%, 06/15/2030	418,000	423,525
		901,519
Machinery-Diversified — 0.1%
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/2028	433,000	438,721
Media — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041	441,000	315,611
5.38%, 05/01/2047	61,000	50,083
6.38%, 10/23/2035	224,000	231,521
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033	426,000	489,862
		1,087,077
Mining — 0.4%
Anglo American Capital PLC
2.63%, 09/10/2030*	1,034,000	953,730
3.88%, 03/16/2029*	200,000	197,559
5.63%, 04/01/2030*	422,000	439,371
Glencore Funding LLC
2.50%, 09/01/2030*	334,000	307,363
2.85%, 04/27/2031*	139,000	128,727
		2,026,750
Oil & Gas — 0.7%
BP Capital Markets America, Inc.
2.72%, 01/12/2032	896,000	817,689
Diamondback Energy, Inc.
5.40%, 04/18/2034	282,000	288,787
Eni SpA
4.75%, 09/12/2028*	762,000	775,297
EQT Corp.
5.75%, 02/01/2034	669,000	698,170
Marathon Petroleum Corp.
4.75%, 09/15/2044	200,000	172,584
Phillips 66
2.15%, 12/15/2030	592,000	534,029
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Santos Finance, Ltd.
5.75%, 11/13/2035*	$ 185,000	$ 185,522
		3,472,078
Pipelines — 0.6%
Enbridge, Inc.
5.63%, 04/05/2034	695,000	723,701
Energy Transfer LP
5.75%, 02/15/2033	487,000	510,682
Plains All American Pipeline LP/PAA Finance Corp.
3.80%, 09/15/2030	397,000	386,632
5.70%, 09/15/2034	216,000	222,747
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	100,000	100,517
Spectra Energy Partners LP
3.38%, 10/15/2026	175,000	174,326
Targa Resources Corp.
4.20%, 02/01/2033	162,000	154,975
6.13%, 03/15/2033	496,000	529,985
		2,803,565
REITS — 0.6%
Boston Properties LP
2.55%, 04/01/2032	259,000	226,435
Brixmor Operating Partnership LP
4.05%, 07/01/2030	355,000	349,452
4.13%, 05/15/2029	39,000	38,865
Crown Castle, Inc.
3.65%, 09/01/2027	507,000	503,440
Equinix, Inc.
1.80%, 07/15/2027	294,000	284,946
2.50%, 05/15/2031	393,000	356,154
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/2029	308,000	313,882
Public Storage Operating Co.
5.10%, 08/01/2033	910,000	939,693
Realty Income Corp.
3.25%, 01/15/2031	97,000	92,140
		3,105,007
Retail — 0.2%
Alimentation Couche-Tard, Inc.
3.44%, 05/13/2041*	483,000	381,027
Genuine Parts Co.
2.75%, 02/01/2032	802,000	710,546
		1,091,573
Semiconductors — 0.1%
Broadcom, Inc.
4.30%, 11/15/2032	288,000	284,061
4.93%, 05/15/2037*	150,000	147,715
		431,776
Software — 0.2%
Fiserv, Inc.
2.65%, 06/01/2030	136,000	125,623
Oracle Corp.
4.90%, 02/06/2033	153,000	147,394
5.20%, 09/26/2035	515,000	490,793
Roper Technologies, Inc.
2.00%, 06/30/2030	261,000	236,079
		999,889

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications — 0.7%
NTT Finance Corp.
5.50%, 07/16/2035*	$ 969,000	$ 1,000,991
Rogers Communications, Inc.
3.80%, 03/15/2032	1,117,000	1,058,468
T-Mobile USA, Inc.
2.05%, 02/15/2028	399,000	383,864
4.50%, 04/15/2050	473,000	388,633
Verizon Communications, Inc.
3.15%, 03/22/2030	208,000	199,396
4.81%, 03/15/2039	372,000	352,402
Vodafone Group PLC
5.63%, 02/10/2053	166,000	159,830
		3,543,584
Total Corporate Bonds & Notes (cost $62,349,647)		60,526,984
ASSET BACKED SECURITIES — 2.6%
Auto Loan Receivables — 0.4%
AmeriCredit Automobile Receivables Trust
Series 2025-1, Class A2A 4.22%, 03/19/2029*	130,000	130,176
ARI Fleet Lease Trust
Series 2023-B, Class A2 6.05%, 07/15/2032*	31,071	31,294
AutoNation Finance Trust
Series 2026-1A, Class A2 3.95%, 01/11/2029*	211,000	211,163
Credit Acceptance Auto Loan Trust
Series 2023-3A, Class A 6.39%, 08/15/2033*	61,301	61,576
Enterprise Fleet Financing LLC
Series 2026-1, Class A2 4.00%, 10/20/2028*	429,000	429,380
Series 2024-4, Class A2 4.69%, 07/20/2027*	100,127	100,471
Series 2023-1, Class A2 5.51%, 01/22/2029*	39,883	39,944
Series 2023-3, Class A2 6.40%, 03/20/2030*	123,256	124,771
GLS Auto Select Receivables Trust
Series 2023-2A, Class A2 6.37%, 06/15/2028*	9,417	9,452
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class A2A 4.58%, 09/15/2027*	261,935	262,973
Nissan Master Owner Trust Receivables FRS
Series 2024-A, Class A 4.38%, (SOFR30A+0.67%), 02/15/2028*	325,724	325,786
Santander Drive Auto Receivables Trust
Series 2025-1, Class A2 4.76%, 08/16/2027	20,162	20,168
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-AA, Class A2 4.63%, 07/20/2027*	296,239	297,411
		2,044,565
Home Equity — 0.0%
Bayview Financial Revolving Asset Trust FRS
Series 2005-E, Class M1 5.39%, (TSFR1M+1.71%), 12/28/2040*	36,966	92,415
Security Description	Shares or Principal Amount	Value

Home Equity (continued)
GMACM Home Equity Loan Trust VRS
Series 2006-HE3, Class A3 5.81%, 10/25/2036(2)	$ 9,149	$ 9,212
Home Equity Loan Trust VRS
Series 2005-HS2, Class AI3 3.40%, 12/25/2035(2)	11,437	214
		101,841
Other Asset Backed Securities — 2.2%
ACRES Commercial Realty LLC FRS
Series 2026-FL4, Class A 1.00%, (TSFR1M+1.45%), 08/18/2044*	956,000	957,792
Affirm Asset Securitization Trust
Series 2025-X1, Class A 5.08%, 04/15/2030*	34,154	34,210
Bain Capital Credit CLO, Ltd. FRS
Series 2020-4A, Class A1RR 4.82%, (TSFR3M+1.15%), 10/20/2036*	293,336	293,612
Series 2020-4A, Class BRR 5.27%, (TSFR3M+1.60%), 10/20/2036*	1,000,000	1,001,294
BDS LLC FRS
Series 2025-FL16, Class A 5.13%, (TSFR1M+1.40%), 07/19/2043*	1,012,377	1,013,645
Business Jet Securities LLC
Series 2024-1A, Class A 6.20%, 05/15/2039*	159,894	163,431
Dryden 55 CLO, Ltd. FRS
Series 2018-55A, Class A1 4.95%, (TSFR3M+1.28%), 04/15/2031*	135,416	135,668
Dryden 86 CLO, Ltd. FRS
Series 2020-86A, Class BR2 5.27%, (TSFR3M+1.60%), 07/17/2034*	1,199,001	1,200,136
Magnetite XIX, Ltd. FRS
Series 2017-19A, Class B1RR 5.12%, (TSFR3M+1.45%), 04/17/2034*	250,000	250,472
Neuberger Berman CLO XX, Ltd. FRS
Series 2015-20A, Class A1R3 4.82%, (TSFR3M+1.15%), 04/15/2039*	385,000	385,497
OneMain Financial Issuance Trust
Series 2022-3A, Class A 5.94%, 05/15/2034*	108,990	109,320
Palmer Square CLO, Ltd. FRS
Series 2020-3A, Class A2R3 5.45%, (TSFR3M+1.60%), 11/15/2036*	903,333	904,780
Palmer Square Loan Funding, Ltd. FRS
Series 2024-3A, Class A2R 1.00%, (TSFR3M+1.15%), 08/08/2032*	1,108,526	1,108,526
Series 2024-3A, Class A2 5.51%, (TSFR3M+1.65%), 08/08/2032*	1,108,526	1,108,526
Parallel, Ltd. FRS
Series 2023-1A, Class A2R 5.47%, (TSFR3M+1.80%), 07/20/2036*	426,070	426,709
Rockford Tower CLO, Ltd. FRS
Series 2020-1A, Class A2RR 4.97%, (TSFR3M+1.30%), 01/20/2036*	1,187,485	1,180,925
Voya, Ltd. FRS
Series 2012-4A, Class A2R3 5.38%, (TSFR3M+1.71%), 10/15/2030*	408,588	409,191
		10,683,734
Total Asset Backed Securities (cost $12,773,934)		12,830,140

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.8%
Commercial and Residential — 4.5%
Angel Oak Mtg. Trust
Series 2024-9, Class A1 5.14%, 09/25/2069*	$ 288,698	$ 289,922
Series 2024-10, Class A1 5.35%, 10/25/2069*	531,405	535,115
Series 2024-12, Class A1 5.65%, 10/25/2069*	457,380	462,274
Angel Oak Mtg. Trust VRS
Series 2025-10, Class A1 4.96%, 09/25/2070*(2)	169,386	169,964
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2022-FL1, Class B 5.81%, (SOFR30A+2.10%), 01/15/2037*	1,098,000	1,100,568
ARDN 2025-ARCP Mtg. Trust FRS
Series 2025-ARCP, Class A 5.43%, (TSFR1M+1.75%), 06/15/2035*	906,000	908,831
AREIT Trust FRS
Series 2022-CRE6, Class B 5.55%, (SOFR30A+1.85%), 01/20/2037*	668,000	665,376
BANK
Series 2023-BNK46, Class A4 5.75%, 08/15/2056	426,152	449,311
BANK5
Series 2025-5YR17, Class A3 5.23%, 11/15/2058	433,525	447,438
Benchmark Mtg. Trust
Series 2025-V18, Class A3 5.18%, 10/15/2058	420,058	433,045
Benchmark Mtg. Trust VRS
Series 2023-V3, Class A3 6.36%, 07/15/2056(2)	30,512	31,916
BSPRT Issuer, Ltd. FRS
Series 2022-FL8, Class B 5.76%, (SOFR30A+2.05%), 02/15/2037*	392,500	391,526
BX Commercial Mtg. Trust FRS
Series 2025-BCAT, Class A 5.06%, (TSFR1M+1.38%), 08/15/2042*	562,513	563,216
BXMT, Ltd. FRS
Series 2021-FL4, Class AS 5.09%, (TSFR1M+1.41%), 05/15/2038*	1,187,000	1,182,604
COLT Mtg. Loan Trust
Series 2024-5, Class A1 5.12%, 08/25/2069*	321,805	323,131
Connecticut Avenue Securities Trust FRS
Series 2025-R02, Class 1A1 4.70%, (SOFR30A+1.00%), 02/25/2045*	165,425	165,579
Dwight Issuer LLC FRS
Series 2025-FL1, Class A 5.34%, (TSFR1M+1.66%), 06/18/2042*	676,000	678,730
ELM Trust VRS
Series 2024-ELM, Class B10 6.20%, 06/10/2039*(2)	537,460	540,475
Greystone CRE Notes LLC FRS
Series 2025-FL4, Class AS 5.82%, (TSFR1M+2.14%), 01/15/2043*	125,500	126,128
JP Morgan Mtg. Trust VRS
Series 2026-NQM1, Class A1 4.75%, 06/25/2066*(2)	108,506	108,534
LoanCore Issuer, Ltd. FRS
Series 2021-CRE5, Class AS 5.54%, (TSFR1M+1.86%), 07/15/2036*	710,087	709,406
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
MF1 LLC FRS
Series 2026-FL21, Class AS 1.00%, (TSFR1M+1.55%), 02/18/2041*	$ 520,546	$ 521,033
Series 2025-FL19, Class A 5.16%, (TSFR1M+1.49%), 05/18/2042*	470,808	472,573
Series 2024-FL16, Class A 5.22%, (TSFR1M+1.54%), 11/18/2039*	1,096,998	1,101,113
Series 2025-FL17, Class AS 5.25%, (TSFR1M+1.57%), 02/18/2040*	951,968	951,373
Series 2025-FL20, Class AS 5.38%, (TSFR1M+1.70%), 02/18/2043*	975,000	977,440
MF1, Ltd. FRS
Series 2022-FL8, Class B 5.62%, (TSFR1M+1.95%), 02/19/2037*	486,092	485,181
Series 2024-FL15, Class AS 5.72%, (TSFR1M+2.04%), 08/18/2041*	541,000	543,030
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34, Class A4 3.54%, 11/15/2052	324,355	320,597
Morgan Stanley Residential Mtg. Loan Trust
Series 2025-NQM10, Class A1LC 5.24%, 11/25/2070*	321,714	325,189
Morgan Stanley Residential Mtg. Loan Trust VRS
Series 2026-NQM1, Class A1 4.81%, 12/25/2070*(2)	176,920	176,940
MSWF Commercial Mtg. Trust VRS
Series 2023-2, Class A5 6.01%, 12/15/2056(2)	472,097	508,919
OBX Trust
Series 2024-NQM15, Class A1 5.32%, 10/25/2064*	181,821	183,179
OBX Trust VRS
Series 2025-NQM20, Class A1 5.02%, 10/25/2065*(2)	233,787	235,044
Series 2025-NQM13, Class A1 5.44%, 05/25/2065*(2)	157,914	159,775
Series 2025-NQM1, Class A1 5.55%, 12/25/2064*(2)	257,511	260,341
PFP, Ltd. FRS
Series 2025-12, Class AS 5.42%, (TSFR1M+1.74%), 12/18/2042*	663,000	664,244
PRM Trust VRS
Series 2025-PRM6, Class A 4.48%, 07/05/2033*(2)	348,143	348,172
Provident Funding Mtg. Trust VRS
Series 2025-2, Class A4 5.50%, 06/25/2055*(2)	589,460	593,751
Rate Mtg. Trust FRS
Series 2025-J3, Class A27 5.25%, (SOFR30A+1.55%), 11/25/2055*	659,976	665,237
STWD, Ltd. FRS
Series 2022-FL3, Class AS 5.51%, (SOFR30A+1.80%), 11/15/2038*	1,128,500	1,123,642
TRTX Issuer, Ltd. FRS
Series 2025-FL7, Class A 5.13%, (TSFR1M+1.45%), 06/18/2043*	1,060,751	1,061,413
Verus Securitization Trust VRS
Series 2025-9, Class A1 4.94%, 10/27/2070*(2)	110,305	110,872
Series 2024-8, Class A1 5.36%, 10/25/2069*(2)	116,167	117,073
		22,189,220

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency — 0.3%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K071, Class XAM 0.20%, 11/25/2027(2)(3)	$ 3,192,000	$ 11,241
Series K070, Class XAM 0.25%, 12/25/2027(2)(3)	1,984,000	9,571
Series K069, Class XAM 0.28%, 09/25/2027(2)(3)	2,042,000	10,810
Series K071, Class X1 0.28%, 11/25/2027(2)(3)	2,125,465	8,795
Series K154, Class X1 0.29%, 11/25/2032(2)(3)	1,564,724	22,031
Series K072, Class XAM 0.31%, 12/25/2027(2)(3)	2,208,000	12,950
Series K070, Class X1 0.32%, 11/25/2027(2)(3)	1,914,853	9,385
Series K127, Class X1 0.32%, 01/25/2031(2)(3)	1,108,925	13,623
Series K068, Class XAM 0.33%, 08/25/2027(2)(3)	1,898,000	10,799
Series K134, Class XAM 0.35%, 11/25/2031(2)(3)	1,708,147	31,098
Series K072, Class X1 0.36%, 12/25/2027(2)(3)	3,204,199	19,957
Series K068, Class X1 0.40%, 08/25/2027(2)(3)	1,197,352	6,880
Series K137, Class XAM 0.50%, 12/25/2031(2)(3)	1,554,125	38,874
Series K128, Class X1 0.51%, 03/25/2031(2)(3)	894,242	19,021
Series K132, Class X1 0.51%, 08/25/2031(2)(3)	352,910	8,451
Series K133, Class XAM 0.54%, 09/25/2031(2)(3)	1,156,618	31,068
Series K067, Class X1 0.56%, 07/25/2027(2)(3)	2,196,152	14,326
Series K136, Class XAM 0.57%, 12/25/2031(2)(3)	2,614,411	72,822
Series K066, Class XAM 0.64%, 06/25/2027(2)(3)	2,696,000	25,978
Series K066, Class X1 0.73%, 06/25/2027(2)(3)	829,837	6,055
Series K128, Class XAM 0.73%, 03/25/2031(2)(3)	386,416	13,136
Series K125, Class XAM 0.78%, 01/25/2031(2)(3)	463,094	16,692
Series K132, Class XAM 0.85%, 09/25/2031(2)(3)	334,404	13,830
Series K124, Class XAM 0.94%, 01/25/2031(2)(3)	313,326	12,847
Series K131, Class XAM 0.94%, 07/25/2031(2)(3)	261,462	12,085
Series K097, Class X1 1.08%, 07/25/2029(2)(3)	158,487	5,222
Series K122, Class XAM 1.08%, 11/25/2030(2)(3)	283,086	13,098
Series K098, Class X1 1.13%, 08/25/2029(2)(3)	1,003,810	35,655
Series K118, Class XAM 1.17%, 09/25/2030(2)(3)	160,069	7,730
Series K129, Class XAM 1.21%, 05/25/2031(2)(3)	173,114	9,650
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series K114, Class XAM 1.34%, 06/25/2030(2)(3)	$ 272,251	$ 14,265
Series K116, Class XAM 1.60%, 08/25/2030(2)(3)	246,234	15,757
Series K112, Class XAM 1.67%, 05/25/2030(2)(3)	267,239	17,184
Series K109, Class XAM 1.80%, 04/25/2030(2)(3)	200,000	13,305
Series K111, Class XAM 1.80%, 05/25/2030(2)(3)	678,770	47,223
Series K110, Class XAM 1.84%, 04/25/2030(2)(3)	547,569	38,070
Federal Home Loan Mtg. Corp. REMIC
Series 4182, Class QI 3.00%, 02/15/2033(3)	23,173	1,053
Series 4474, Class HJ 3.00%, 07/15/2039	14,733	14,256
Series 4096, Class DZ 3.50%, 08/15/2042	77,318	73,730
Series 4471, Class PI 4.50%, 12/15/2040(3)	2,549	236
Series 3629, Class CZ 5.00%, 01/15/2040	20,516	21,001
Series 3845, Class AI 5.50%, 02/15/2036(3)	7,165	1,099
Federal Home Loan Mtg. Corp. SCRT
Series 2019-4, Class MV 3.00%, 02/25/2059	55,584	49,129
Series 2019-3, Class MV 3.50%, 10/25/2058	52,147	49,912
Federal National Mtg. Assoc. REMIC
Series 2016-19, Class AD 2.00%, 04/25/2046	20,767	19,475
Series 2013-1, Class YI 3.00%, 02/25/2033(3)	25,256	1,679
Series 2010-43, Class AH 3.25%, 05/25/2040	11,058	10,620
Series 2010-113, Class GB 4.00%, 10/25/2040	14,164	14,132
Series 2016-40, Class IQ 4.00%, 07/25/2046(3)	43,208	7,857
Government National Mtg. Assoc. REMIC
Series 2011-123, Class MA 4.00%, 07/20/2041	22,069	21,776
Series 2012-12, Class KN 4.50%, 09/20/2041	14,121	14,270
Government National Mtg. Assoc. REMIC FRS
Series 2023-40, Class FX 3.89%, (TSFR1M+0.21%), 09/20/2041	140,550	138,276
		1,107,985
Total Collateralized Mortgage Obligations (cost $23,316,959)		23,297,205
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 18.1%
U.S. Government — 9.5%
United States Treasury Bonds
2.25%, 08/15/2046 to 02/15/2052	12,800,000	8,225,430
2.38%, 02/15/2042	3,300,000	2,420,473
2.50%, 02/15/2045	3,429,000	2,421,731
4.00%, 11/15/2052	1,674,000	1,445,198
4.25%, 02/15/2054	2,850,000	2,563,775
4.50%, 11/15/2054	2,650,000	2,486,135
4.75%, 11/15/2053	1,780,000	1,738,768

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
United States Treasury Notes
3.38%, 12/31/2027	$ 600,000	$ 598,266
3.88%, 12/31/2027	8,800,000	8,854,312
4.00%, 11/15/2035	1,500,000	1,469,297
4.25%, 06/30/2029(4)	9,400,000	9,576,617
4.25%, 11/15/2034	4,980,000	5,002,955
		46,802,957
U.S. Government Agency — 8.6%
Federal Home Loan Mtg. Corp.
1.50%, 12/01/2050 to 06/01/2051	715,198	554,730
2.00%, 02/01/2042 to 05/01/2052	874,560	730,863
2.50%, 04/01/2048 to 09/01/2052	4,002,417	3,416,186
3.00%, 01/01/2038 to 07/01/2052	2,723,695	2,461,211
3.50%, 11/01/2037 to 05/01/2052	727,368	690,561
4.00%, 08/01/2037 to 11/01/2055	628,854	610,228
4.50%, 04/01/2035 to 10/01/2052	749,056	739,134
5.00%, 09/01/2033 to 06/01/2053	1,310,110	1,318,537
5.50%, 12/01/2033 to 10/01/2053	513,736	524,439
6.00%, 04/01/2034 to 07/01/2055	1,655,693	1,702,309
6.50%, 05/01/2034 to 11/01/2054	186,279	194,212
Federal National Mtg. Assoc.
1.50%, 02/01/2042 to 04/01/2052	367,261	286,010
2.00%, 02/01/2042 to 03/01/2052	2,328,763	1,962,551
2.50%, 11/01/2031 to 06/01/2052	5,114,723	4,428,006
3.00%, 11/01/2028 to 07/01/2052	2,725,064	2,443,884
3.50%, 04/01/2038 to 08/01/2046	1,916,990	1,819,160
4.00%, 09/01/2040 to 07/01/2055	1,142,569	1,119,596
4.50%, 08/01/2033 to 09/01/2052	619,671	620,139
5.00%, 11/01/2033 to 07/01/2053	325,085	329,106
5.50%, 02/01/2033 to 05/01/2055	1,656,614	1,690,196
6.00%, 04/01/2034 to 06/01/2055	1,218,478	1,257,019
6.50%, 06/01/2031 to 03/01/2055	766,589	793,753
Government National Mtg. Assoc.
2.00%, 01/20/2052 to 04/20/2052	1,927,056	1,603,793
2.50%, 08/20/2051 to 04/20/2052	1,813,891	1,572,093
3.00%, 04/20/2045 to 11/20/2052	1,831,940	1,662,854
3.50%, 12/15/2041 to 03/20/2048	631,095	593,816
4.00%, 01/20/2041 to 10/20/2052	868,471	831,400
4.50%, 07/20/2033 to 12/20/2052	1,933,618	1,905,389
5.00%, 07/20/2033 to 10/20/2054	1,525,451	1,530,616
5.50%, 11/15/2032 to 03/20/2055	1,463,444	1,483,882
6.00%, 09/15/2032 to 01/15/2038	141,581	146,424
Uniform Mtg. Backed Securities
2.00%, February 30 TBA	1,375,000	1,115,176
		42,137,273
Total U.S. Government & Agency Obligations (cost $92,946,448)		88,940,230
MUNICIPAL SECURITIES — 0.4%
Florida State Board of Administration Finance Corp. Revenue Bonds
2.15%, 07/01/2030	211,000	194,719
Security Description	Shares or Principal Amount	Value

Massachusetts Educational Financing Authority Revenue Bonds
6.35%, 07/01/2049	$ 625,000	$ 647,906
New Jersey Turnpike Authority Revenue Bonds
7.41%, 01/01/2040	675,000	801,176
Rhode Island Student Loan Authority Revenue Bonds
6.08%, 12/01/2042	460,000	466,813
Total Municipal Securities (cost $1,998,617)		2,110,614
Total Long-Term Investment Securities (cost $423,577,423)		488,516,324
SHORT-TERM INVESTMENTS — 0.9%
Sovereign — 0.9%
Federal Home Loan Bank Disc. Notes
3.52%, 02/02/2026 (cost $4,463,563)	4,464,000	4,462,705
TOTAL INVESTMENTS (cost $428,040,986)(5)	100.3%	492,979,029
Other assets less liabilities	(0.3)	(1,519,703)
NET ASSETS	100.0%	$491,459,326
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA MFS Total Return Portfolio has no right to demand registration of these securities. At January 31, 2026, the aggregate value of these securities was $47,038,029 representing 9.6% of net assets.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Interest Only
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 4 for cost of investments on a tax basis.
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at January 31, 2026 and unless noted otherwise, the dates shown are the original maturity dates.

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
57	Long	U.S. Treasury 2 Year Notes	March 2026	$11,909,746	$11,884,055	$ (25,691)
38	Long	U.S. Treasury 5 Year Notes	March 2026	4,170,040	4,139,328	(30,712)
10	Long	U.S. Treasury Ultra 10 Year Notes	March 2026	1,155,193	1,141,562	(13,631)
11	Long	U.S. Treasury Ultra Bonds	March 2026	1,328,980	1,291,813	(37,167)
						$(107,201)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$299,219,540	$—	$—	$299,219,540
Convertible Preferred Stocks	1,591,611	—	—	1,591,611
Corporate Bonds & Notes	—	60,526,984	—	60,526,984
Asset Backed Securities	—	12,830,140	—	12,830,140
Collateralized Mortgage Obligations	—	23,297,205	—	23,297,205
U.S. Government & Agency Obligations	—	88,940,230	—	88,940,230
Municipal Securities	—	2,110,614	—	2,110,614
Short-Term Investments	—	4,462,705	—	4,462,705
Total Investments at Value	$300,811,151	$192,167,878	$—	$492,979,029
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$107,201	$—	$—	$107,201
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.6%
Aerospace/Defense — 2.4%
AeroVironment, Inc.†	4,893	$ 1,362,162
ATI, Inc.†	20,897	2,513,909
Curtiss-Wright Corp.	5,672	3,724,746
Hexcel Corp.	12,294	1,018,066
Kratos Defense & Security Solutions, Inc.†	25,969	2,675,067
StandardAero, Inc.†	30,017	927,225
		12,221,175
Agriculture — 0.2%
Darling Ingredients, Inc.†	24,331	1,110,953
Airlines — 0.4%
Alaska Air Group, Inc.†	17,840	906,807
American Airlines Group, Inc.†	101,940	1,355,802
		2,262,609
Apparel — 0.5%
Capri Holdings, Ltd.†	18,573	419,193
Columbia Sportswear Co.	3,990	220,567
Crocs, Inc.†	8,051	675,640
PVH Corp.	7,465	465,517
VF Corp.	50,687	992,958
		2,773,875
Auto Parts & Equipment — 1.0%
Autoliv, Inc.	10,749	1,303,209
BorgWarner, Inc.	32,894	1,559,505
Gentex Corp.	33,812	778,014
Goodyear Tire & Rubber Co.†	44,074	414,736
Lear Corp.	8,043	941,755
Visteon Corp.	4,169	378,795
		5,376,014
Banks — 6.0%
Associated Banc-Corp.	25,268	688,806
Bank OZK	16,206	770,757
Columbia Banking System, Inc.	46,550	1,370,432
Commerce Bancshares, Inc.	19,852	1,045,009
Cullen/Frost Bankers, Inc.	9,915	1,366,485
East West Bancorp, Inc.	21,161	2,421,665
First Financial Bankshares, Inc.	20,093	639,359
First Horizon Corp.	75,735	1,854,750
Flagstar Financial, Inc.	46,015	608,318
FNB Corp.	54,945	964,285
Glacier Bancorp, Inc.	19,848	1,005,897
Hancock Whitney Corp.	12,809	881,259
Home BancShares, Inc.	28,165	813,968
International Bancshares Corp.	8,284	576,898
Old National Bancorp	53,931	1,317,534
Pinnacle Financial Partners, Inc.	23,013	2,188,306
Prosperity Bancshares, Inc.	14,669	1,012,308
SouthState Bank Corp.	15,526	1,588,776
Texas Capital Bancshares, Inc.†	7,050	713,248
UMB Financial Corp.	11,026	1,401,846
United Bankshares, Inc.	21,463	908,529
Valley National Bancorp	74,062	922,813
Webster Financial Corp.	24,796	1,630,833
Western Alliance Bancorp	15,941	1,421,140
Wintrust Financial Corp.	10,345	1,525,784
Zions Bancorp NA	22,801	1,366,008
		31,005,013
Security Description	Shares or Principal Amount	Value

Beverages — 0.6%
Boston Beer Co., Inc., Class A†	1,182	$ 252,499
Celsius Holdings, Inc.†	24,583	1,290,116
Coca-Cola Consolidated, Inc.	8,766	1,332,958
		2,875,573
Biotechnology — 2.8%
BioMarin Pharmaceutical, Inc.†	29,669	1,677,485
Bio-Rad Laboratories, Inc., Class A†	2,785	817,955
Cytokinetics, Inc.†	18,886	1,193,406
Exelixis, Inc.†	41,212	1,704,528
Halozyme Therapeutics, Inc.†	18,249	1,308,636
Illumina, Inc.†	23,502	3,403,325
Roivant Sciences, Ltd.†	67,377	1,456,691
United Therapeutics Corp.†	6,623	3,109,432
		14,671,458
Building Materials — 2.4%
AAON, Inc.	10,487	954,946
Carlisle Cos., Inc.	6,439	2,194,991
Eagle Materials, Inc.	4,971	1,013,140
Fortune Brands Innovations, Inc.	18,454	998,361
Knife River Corp.†	8,667	582,162
Louisiana-Pacific Corp.	9,741	815,711
Owens Corning	12,635	1,514,178
Simpson Manufacturing Co., Inc.	6,425	1,135,812
SPX Technologies, Inc.†	7,660	1,596,421
Trex Co., Inc.†	16,536	684,921
UFP Industries, Inc.	9,034	933,032
		12,423,675
Chemicals — 1.1%
Ashland, Inc.	7,089	433,563
Axalta Coating Systems, Ltd.†	33,082	1,110,894
Cabot Corp.	8,176	590,226
NewMarket Corp.	1,198	803,606
Olin Corp.	17,419	362,489
RPM International, Inc.	19,807	2,118,557
Westlake Corp.	5,175	410,481
		5,829,816
Commercial Services — 3.3%
API Group Corp.†	56,929	2,366,539
Avis Budget Group, Inc.†	2,615	300,699
Booz Allen Hamilton Holding Corp.	18,646	1,648,679
Brink's Co.	6,387	811,405
Euronet Worldwide, Inc.†	6,063	439,325
FTI Consulting, Inc.†	4,693	819,726
Graham Holdings Co., Class B	526	613,647
Grand Canyon Education, Inc.†	4,267	741,775
H&R Block, Inc.	19,605	773,417
Morningstar, Inc.	3,699	747,531
Paylocity Holding Corp.†	6,837	922,858
Service Corp. International	21,561	1,734,151
Shift4 Payments, Inc., Class A†	10,500	619,920
TransUnion	29,869	2,360,249
UL Solutions, Inc.	11,547	810,946
Valvoline, Inc.†	19,501	638,073
WEX, Inc.†	5,270	811,053
		17,159,993
Computers — 3.7%
ASGN, Inc.†	6,621	344,888
CACI International, Inc., Class A†	3,395	2,106,869
Crane NXT Co.	7,527	380,264

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
ExlService Holdings, Inc.†	24,616	$ 963,716
Genpact, Ltd.	24,633	1,086,315
KBR, Inc.	19,692	843,015
Kyndryl Holdings, Inc.†	35,443	815,189
Lumentum Holdings, Inc.†	10,905	4,273,015
Maximus, Inc.	8,738	825,217
Okta, Inc.†	25,906	2,188,539
Parsons Corp.†	8,270	579,396
Pure Storage, Inc., Class A†	48,020	3,339,311
Qualys, Inc.†	5,538	730,462
Science Applications International Corp.	7,135	726,058
		19,202,254
Cosmetics/Personal Care — 0.2%
Coty, Inc., Class A†	57,979	183,793
e.l.f. Beauty, Inc.†	9,203	782,163
		965,956
Distribution/Wholesale — 1.8%
Core & Main, Inc., Class A†	29,498	1,574,013
RB Global, Inc.	28,561	3,243,673
Watsco, Inc.	5,370	2,075,237
WESCO International, Inc.	7,480	2,164,936
		9,057,859
Diversified Financial Services — 3.1%
Affiliated Managers Group, Inc.	4,327	1,354,741
Ally Financial, Inc.	43,099	1,822,226
Evercore, Inc., Class A	5,974	2,110,435
Federated Hermes, Inc.	11,407	607,765
Hamilton Lane, Inc., Class A	6,318	892,354
Houlihan Lokey, Inc.	8,385	1,411,363
Janus Henderson Group PLC	19,164	922,363
Jefferies Financial Group, Inc.	25,485	1,559,172
SEI Investments Co.	14,430	1,267,676
SLM Corp.	31,485	854,818
Stifel Financial Corp.	15,654	1,930,138
Voya Financial, Inc.	15,056	1,154,193
		15,887,244
Electric — 1.8%
Black Hills Corp.	11,658	850,801
IDACORP, Inc.	8,309	1,103,352
Northwestern Energy Group, Inc.	9,396	637,612
OGE Energy Corp.	31,353	1,369,499
Ormat Technologies, Inc.	9,474	1,183,681
Portland General Electric Co.	17,376	873,144
Talen Energy Corp.†	7,027	2,447,926
TXNM Energy, Inc.	15,142	892,167
		9,358,182
Electrical Components & Equipment — 1.2%
Acuity, Inc.	4,676	1,446,006
Belden, Inc.	6,094	716,106
EnerSys	5,723	1,031,227
Littelfuse, Inc.	3,879	1,255,865
Novanta, Inc.†	5,512	741,585
Universal Display Corp.	6,828	783,991
		5,974,780
Electronics — 4.4%
Advanced Energy Industries, Inc.	5,762	1,471,384
Arrow Electronics, Inc.†	7,955	1,053,958
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Avnet, Inc.	12,612	$ 786,863
Coherent Corp.†	24,172	5,128,815
Flex, Ltd.†	56,877	3,585,526
nVent Electric PLC	24,819	2,786,181
Sensata Technologies Holding PLC	22,379	774,090
TD SYNNEX Corp.	11,649	1,848,347
TTM Technologies, Inc.†	15,922	1,563,540
Vontier Corp.	22,501	843,788
Woodward, Inc.	9,223	2,931,438
		22,773,930
Energy-Alternate Sources — 0.5%
Nextpower, Inc., Class A†	22,823	2,672,345
Engineering & Construction — 2.2%
AECOM	20,371	1,964,375
Dycom Industries, Inc.†	4,451	1,621,900
Exponent, Inc.	7,736	555,986
Fluor Corp.†	24,989	1,154,242
MasTec, Inc.†	9,432	2,268,207
Sterling Infrastructure, Inc.†	4,724	1,690,767
TopBuild Corp.†	4,291	2,008,403
		11,263,880
Entertainment — 0.5%
Churchill Downs, Inc.	10,272	1,010,354
Vail Resorts, Inc.	5,575	741,865
Warner Music Group Corp., Class A	22,530	675,450
		2,427,669
Environmental Control — 0.7%
Clean Harbors, Inc.†	7,722	2,007,025
Tetra Tech, Inc.	40,372	1,520,409
		3,527,434
Food — 2.0%
Marzetti Company	3,130	537,014
Albertsons Cos., Inc., Class A	60,750	1,011,488
Flowers Foods, Inc.	32,502	371,498
Ingredion, Inc.	9,852	1,163,521
Performance Food Group Co.†	24,115	2,301,777
Pilgrim's Pride Corp.	6,601	286,285
Post Holdings, Inc.†	7,348	751,774
Sprouts Farmers Market, Inc.†	14,976	1,061,948
US Foods Holding Corp.†	34,290	2,867,330
		10,352,635
Food Service — 0.3%
Aramark	40,409	1,555,342
Gas — 1.1%
National Fuel Gas Co.	14,049	1,176,604
New Jersey Resources Corp.	15,555	769,661
ONE Gas, Inc.	9,300	739,908
Southwest Gas Holdings, Inc.	9,875	817,847
Spire, Inc.	9,042	763,959
UGI Corp.	33,616	1,348,338
		5,616,317
Hand/Machine Tools — 0.6%
Lincoln Electric Holdings, Inc.	8,464	2,245,923
MSA Safety, Inc.	5,656	1,001,960
		3,247,883

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products — 2.0%
Avantor, Inc.†	106,630	$ 1,164,400
Bruker Corp.	17,126	758,510
Dentsply Sirona, Inc.	30,870	384,949
Envista Holdings Corp.†	25,497	598,415
Globus Medical, Inc., Class A†	17,127	1,553,076
Haemonetics Corp.†	7,259	483,885
Lantheus Holdings, Inc.†	10,283	688,138
LivaNova PLC†	8,403	552,161
Masimo Corp.†	7,080	972,296
Penumbra, Inc.†	6,022	2,156,900
Repligen Corp.†	8,197	1,224,386
		10,537,116
Healthcare-Services — 2.1%
Chemed Corp.	2,196	938,000
Encompass Health Corp.	15,466	1,462,001
Ensign Group, Inc.	8,883	1,524,856
HealthEquity, Inc.†	13,252	1,135,299
Medpace Holdings, Inc.†	3,438	2,002,566
Option Care Health, Inc.†	24,615	836,910
Sotera Health Co.†	32,028	580,347
Tenet Healthcare Corp.†	13,518	2,558,687
		11,038,666
Home Builders — 0.9%
KB Home	10,043	577,874
Taylor Morrison Home Corp.†	15,154	923,636
Thor Industries, Inc.	8,162	913,083
Toll Brothers, Inc.	14,817	2,140,909
		4,555,502
Home Furnishings — 0.8%
Dolby Laboratories, Inc., Class A	9,406	603,771
Somnigroup International, Inc.	32,286	2,836,325
Whirlpool Corp.	8,679	694,233
		4,134,329
Housewares — 0.1%
Scotts Miracle-Gro Co.	6,894	442,733
Insurance — 4.4%
American Financial Group, Inc.	10,691	1,392,717
Brighthouse Financial, Inc.†	8,740	559,884
CNO Financial Group, Inc.	14,786	621,751
Equitable Holdings, Inc.	36,506	1,693,878
Essent Group, Ltd.	14,838	933,607
Fidelity National Financial, Inc.	39,185	2,131,272
First American Financial Corp.	15,708	992,432
Hanover Insurance Group, Inc.	5,463	951,327
Kemper Corp.	9,079	357,803
Kinsale Capital Group, Inc.	3,413	1,351,139
MGIC Investment Corp.	34,354	924,810
Old Republic International Corp.	35,245	1,380,547
Primerica, Inc.	4,949	1,301,785
Reinsurance Group of America, Inc.	10,105	2,048,789
RenaissanceRe Holdings, Ltd.	7,090	1,997,253
RLI Corp.	14,077	822,519
Ryan Specialty Holdings, Inc.	17,540	846,831
Selective Insurance Group, Inc.	9,368	787,661
Unum Group	23,669	1,798,134
		22,894,139
Security Description	Shares or Principal Amount	Value

Internet — 1.0%
Chewy, Inc., Class A†	34,617	$ 1,007,701
Hims & Hers Health, Inc.†	32,160	871,214
Maplebear, Inc.†	28,381	1,054,638
Pinterest, Inc., Class A†	92,037	2,036,779
		4,970,332
Iron/Steel — 1.5%
Carpenter Technology Corp.	7,663	2,435,531
Cleveland-Cliffs, Inc.†	88,618	1,219,384
Commercial Metals Co.	17,208	1,322,779
Reliance, Inc.	8,042	2,649,839
		7,627,533
Leisure Time — 0.7%
Brunswick Corp.	10,044	805,730
Harley-Davidson, Inc.	18,320	362,736
Planet Fitness, Inc., Class A†	12,867	1,171,412
Polaris, Inc.	8,204	523,743
YETI Holdings, Inc.†	12,066	551,537
		3,415,158
Lodging — 0.8%
Boyd Gaming Corp.	8,965	757,901
Choice Hotels International, Inc.	3,142	322,998
Hilton Grand Vacations, Inc.†	9,286	418,891
Hyatt Hotels Corp., Class A	6,423	1,004,365
Travel & Leisure Co.	9,934	690,810
Wyndham Hotels & Resorts, Inc.	11,716	852,808
		4,047,773
Machinery-Construction & Mining — 0.9%
BWX Technologies, Inc.	14,062	2,888,757
Oshkosh Corp.	9,722	1,398,218
Terex Corp.	10,131	577,467
		4,864,442
Machinery-Diversified — 3.5%
AGCO Corp.	9,523	1,080,003
Applied Industrial Technologies, Inc.	5,837	1,520,013
Chart Industries, Inc.†	6,825	1,415,096
CNH Industrial NV	136,667	1,470,537
Cognex Corp.	25,883	1,002,707
Crane Co.	7,561	1,380,941
Esab Corp.	8,760	1,060,836
Flowserve Corp.	19,544	1,527,364
Graco, Inc.	25,501	2,227,002
Middleby Corp.†	7,128	1,049,028
Regal Rexnord Corp.	10,253	1,655,859
Toro Co.	15,052	1,377,258
Watts Water Technologies, Inc., Class A	4,250	1,272,068
		18,038,712
Media — 0.5%
New York Times Co., Class A	24,846	1,821,460
Nexstar Media Group, Inc.	4,402	934,897
		2,756,357
Metal Fabricate/Hardware — 1.7%
Advanced Drainage Systems, Inc.	10,997	1,671,984
Mueller Industries, Inc.	17,070	2,323,910
RBC Bearings, Inc.†	4,841	2,418,902
Timken Co.	9,768	910,280
Valmont Industries, Inc.	3,078	1,371,434
		8,696,510

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mining — 1.8%
Alcoa Corp.	39,828	$ 2,262,629
Hecla Mining Co.	103,068	2,321,091
MP Materials Corp.†	20,717	1,217,538
Royal Gold, Inc.	12,462	3,281,369
		9,082,627
Miscellaneous Manufacturing — 2.0%
Avient Corp.	14,002	506,172
Donaldson Co., Inc.	17,809	1,815,449
Entegris, Inc.	23,318	2,753,156
Fabrinet†	5,511	2,697,304
ITT, Inc.	13,072	2,383,026
		10,155,107
Oil & Gas — 2.7%
Antero Resources Corp.†	45,064	1,638,978
Chord Energy Corp.	8,717	873,792
CNX Resources Corp.†	20,908	811,230
HF Sinclair Corp.	24,246	1,260,550
Matador Resources Co.	18,040	816,130
Murphy Oil Corp.	20,601	619,884
Ovintiv, Inc.	38,952	1,693,243
PBF Energy, Inc., Class A	12,714	425,410
Permian Resources Corp.	107,235	1,729,701
Range Resources Corp.	36,718	1,389,776
Valaris, Ltd.†	10,034	579,263
Viper Energy, Inc., Class A	26,009	1,101,221
Weatherford International PLC	11,078	1,042,218
		13,981,396
Oil & Gas Services — 0.9%
NOV, Inc.	56,562	1,037,913
TechnipFMC PLC	62,219	3,466,842
		4,504,755
Packaging & Containers — 1.0%
AptarGroup, Inc.	10,175	1,271,366
Crown Holdings, Inc.	17,533	1,835,355
Graphic Packaging Holding Co.	45,577	667,703
Greif, Inc., Class A	3,987	281,562
Silgan Holdings, Inc.	13,600	586,840
Sonoco Products Co.	15,164	727,872
		5,370,698
Pharmaceuticals — 1.2%
BellRing Brands, Inc.†	19,456	483,871
Elanco Animal Health, Inc.†	76,392	1,839,519
Jazz Pharmaceuticals PLC†	9,346	1,537,323
Neurocrine Biosciences, Inc.†	15,329	2,085,664
		5,946,377
Pipelines — 0.6%
Antero Midstream Corp.	51,487	968,985
DT Midstream, Inc.	15,636	1,970,449
		2,939,434
Private Equity — 0.5%
Carlyle Group, Inc.	39,911	2,345,969
Real Estate — 0.5%
Jones Lang LaSalle, Inc.†	7,259	2,598,069
REITS — 6.7%
Agree Realty Corp.	17,787	1,284,755
Security Description	Shares or Principal Amount	Value

REITS (continued)
American Healthcare REIT, Inc.	27,143	$ 1,273,278
American Homes 4 Rent, Class A	50,115	1,569,602
Annaly Capital Management, Inc.	105,057	2,417,362
Brixmor Property Group, Inc.	47,693	1,277,695
COPT Defense Properties	17,375	535,324
Cousins Properties, Inc.	25,890	653,464
CubeSmart	35,361	1,327,098
EastGroup Properties, Inc.	8,225	1,493,989
EPR Properties	11,719	635,639
Equity LifeStyle Properties, Inc.	29,813	1,883,287
First Industrial Realty Trust, Inc.	20,729	1,202,904
Gaming & Leisure Properties, Inc.	43,514	1,947,252
Healthcare Realty Trust, Inc.	54,304	911,764
Independence Realty Trust, Inc.	36,876	615,829
Kilroy Realty Corp.	16,866	581,540
Kite Realty Group Trust	33,573	788,630
Lamar Advertising Co., Class A	13,353	1,713,323
National Storage Affiliates Trust	11,097	352,996
NNN REIT, Inc.	29,538	1,230,848
Omega Healthcare Investors, Inc.	45,651	2,003,166
Park Hotels & Resorts, Inc.	30,811	336,764
PotlatchDeltic Corp.	10,955	457,152
Rayonier, Inc.	23,133	526,044
Rexford Industrial Realty, Inc.	35,713	1,447,448
Sabra Health Care REIT, Inc.	38,666	724,214
STAG Industrial, Inc.	28,800	1,080,288
Starwood Property Trust, Inc.	53,827	965,118
Vornado Realty Trust	24,771	789,699
WP Carey, Inc.	33,697	2,350,366
		34,376,838
Retail — 5.7%
Abercrombie & Fitch Co., Class A†	7,299	712,601
AutoNation, Inc.†	4,241	869,320
Bath & Body Works, Inc.	31,973	697,011
BJ's Wholesale Club Holdings, Inc.†	20,254	1,872,280
Burlington Stores, Inc.†	9,578	2,833,747
Casey's General Stores, Inc.	5,719	3,468,574
Cava Group, Inc.†	15,405	933,851
Dick's Sporting Goods, Inc.	10,213	2,063,026
Dutch Bros, Inc., Class A†	19,449	1,057,831
FirstCash Holdings, Inc.	6,023	1,026,922
Five Below, Inc.†	8,482	1,625,490
Floor & Decor Holdings, Inc., Class A†	16,782	1,106,941
GameStop Corp., Class A†	63,639	1,519,699
Gap, Inc.	34,955	978,041
Lithia Motors, Inc.	3,760	1,216,134
Macy's, Inc.	41,637	833,573
MSC Industrial Direct Co., Inc., Class A	7,027	592,657
Murphy USA, Inc.	2,619	1,106,554
Ollie's Bargain Outlet Holdings, Inc.†	9,508	1,048,827
Penske Automotive Group, Inc.	2,847	446,381
RH†	2,366	470,432
Texas Roadhouse, Inc.	10,167	1,828,637
Wingstop, Inc.	4,309	1,143,738
		29,452,267
Semiconductors — 2.7%
Allegro MicroSystems, Inc.†	19,030	702,397
Amkor Technology, Inc.	17,487	845,147
Cirrus Logic, Inc.†	7,910	1,030,989
IPG Photonics Corp.†	3,861	356,795
Lattice Semiconductor Corp.†	21,125	1,700,985

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
MACOM Technology Solutions Holdings, Inc.†	9,848	$ 2,157,303
MKS, Inc.	10,331	2,432,021
Onto Innovation, Inc.†	7,538	1,523,053
Rambus, Inc.†	16,558	1,884,797
Silicon Laboratories, Inc.†	5,074	722,791
Synaptics, Inc.†	6,009	495,803
		13,852,081
Software — 3.6%
Appfolio, Inc., Class A†	3,539	671,985
Bentley Systems, Inc., Class B	23,000	807,760
BILL Holdings, Inc.†	13,823	596,739
Blackbaud, Inc.†	5,676	304,801
Commvault Systems, Inc.†	6,838	586,017
Concentrix Corp.	6,715	250,805
DocuSign, Inc.†	30,921	1,624,589
Doximity, Inc., Class A†	21,250	796,238
Dropbox, Inc., Class A†	27,048	689,183
Duolingo, Inc.†	6,207	832,111
Dynatrace, Inc.†	46,372	1,766,310
Guidewire Software, Inc.†	13,074	1,840,296
Manhattan Associates, Inc.†	9,263	1,398,806
Nutanix, Inc., Class A†	41,637	1,637,583
Pegasystems, Inc.	14,154	618,388
Twilio, Inc., Class A†	23,320	2,809,127
UiPath, Inc., Class A†	64,880	816,839
ZoomInfo Technologies, Inc.†	42,520	342,286
		18,389,863
Telecommunications — 1.5%
Ciena Corp.†	21,696	5,463,270
EchoStar Corp., Class A†	20,705	2,344,220
		7,807,490
Security Description	Shares or Principal Amount	Value

Toys/Games/Hobbies — 0.2%
Mattel, Inc.†	48,195	$ 1,006,793
Transportation — 1.8%
GXO Logistics, Inc.†	17,681	1,000,568
Kirby Corp.†	8,324	979,402
Knight-Swift Transportation Holdings, Inc.	25,071	1,381,412
Landstar System, Inc.	5,304	792,205
Ryder System, Inc.	6,261	1,197,604
Saia, Inc.†	4,115	1,377,990
XPO, Inc.†	18,055	2,674,126
		9,403,307
Trucking & Leasing — 0.2%
GATX Corp.	5,513	1,002,870
Water — 0.3%
Essential Utilities, Inc.	43,715	1,695,705
Total Long-Term Investment Securities (cost $389,038,438)		513,524,812
SHORT-TERM INVESTMENTS — 0.6%
Unaffiliated Investment Companies — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.65%(1) (cost $3,406,437)	3,406,437	3,406,437
TOTAL INVESTMENTS (cost $392,444,875)(2)	100.2%	516,931,249
Other assets less liabilities	(0.2)	(1,185,781)
NET ASSETS	100.0%	$515,745,468
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of January 31, 2026.
(2)	See Note 4 for cost of investments on a tax basis.

Contracts For Difference Swaps
Counterparty	Pay/ Receive	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Insurance
HSBC Holdings	Pay	Equitable Holdings, Inc.	7,926	4.04% (OBFR + 0.40%)	Monthly	02/09/2028	$380,369	$(12,603)	$(12,603)
Banks
BNP Paribas	Pay	Cadence Bank	3,777	3.83% (OBFR + 0.20%)	Monthly	05/24/2027	167,699	(8,649)	(8,649)
								$(21,252)	$(21,252)
OBFR—Overnight Bank Funding Rate
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
6	Long	S&P Mid Cap 400 E-Mini Index	March 2026	$2,109,598	$2,068,500	$(41,098)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$513,524,812	$—	$—	$513,524,812
Short-Term Investments	3,406,437	—	—	3,406,437
Total Investments at Value	$516,931,249	$—	$—	$516,931,249
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$21,252	$—	$21,252
Futures Contracts	41,098	—	—	41,098
Total Other Financial Instruments	$41,098	$21,252	$—	$62,350
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.0%
Bermuda — 0.9%
Hiscox, Ltd.	144,858	$ 2,937,569
China — 3.7%
ANTA Sports Products, Ltd.	347,200	3,477,733
Tencent Holdings, Ltd.	113,600	8,812,176
		12,289,909
Denmark — 4.8%
DSV A/S	34,971	9,819,089
Tryg A/S	258,265	6,275,901
		16,094,990
Finland — 3.7%
Kone Oyj, Class B	96,960	6,967,147
Nordea Bank Abp (NASDAQ Helsinki)	274,165	5,302,071
		12,269,218
France — 9.1%
Capgemini SE	13,285	2,066,055
Legrand SA	47,935	7,670,664
L'Oreal SA	19,942	9,147,999
Pernod Ricard SA	23,708	2,109,918
Safran SA	26,793	9,559,480
		30,554,116
Germany — 10.0%
Deutsche Boerse AG	39,919	10,092,923
Infineon Technologies AG	179,072	8,832,260
Merck KGaA	25,973	3,865,318
SAP SE	53,402	10,796,454
		33,586,955
Italy — 4.5%
FinecoBank Banca Fineco SpA	306,302	8,114,725
Moncler SpA	121,864	7,079,565
		15,194,290
Japan — 9.7%
BayCurrent, Inc.	161,500	5,677,962
Keyence Corp.	28,958	10,560,801
Murata Manufacturing Co., Ltd.	309,800	6,277,674
SMC Corp.	18,500	7,190,327
Sony Group Corp.	131,900	2,943,801
		32,650,565
Jersey — 2.0%
Experian PLC	178,520	6,737,185
Netherlands — 11.7%
ASML Holding NV	8,686	12,515,752
Davide Campari-Milano NV	432,595	3,068,453
EXOR NV	60,771	4,977,610
Security Description	Shares or Principal Amount	Value

Netherlands (continued)
Ferrari NV	18,781	$ 6,251,184
IMCD NV	58,778	5,488,798
QIAGEN NV	127,502	6,743,621
		39,045,418
South Korea — 1.4%
Samsung Electronics Co., Ltd.	41,174	4,591,098
Spain — 2.2%
Amadeus IT Group SA	110,081	7,388,030
Sweden — 2.4%
Atlas Copco AB, Class A	396,205	8,173,188
Taiwan — 3.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	233,443	13,166,868
United Kingdom — 28.0%
Anglo American PLC	76,508	3,567,827
AstraZeneca PLC	49,575	9,225,692
Diploma PLC	120,745	8,789,782
Haleon PLC	1,823,534	9,454,439
Halma PLC	203,529	9,870,004
InterContinental Hotels Group PLC	54,065	7,287,962
London Stock Exchange Group PLC	77,133	8,572,362
NatWest Group PLC	787,193	7,165,240
RELX PLC	166,252	5,866,992
RELX PLC (XAMS)	47,811	1,704,716
Rightmove PLC	814,496	5,510,167
Shell PLC	246,760	9,434,056
St. James's Place PLC	362,327	7,536,012
		93,985,251
Total Common Stocks (cost $281,114,524)		328,664,650
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.†(1) Expires 03/31/2040 (cost $0)	4,633	0
TOTAL INVESTMENTS (cost $281,114,524)(2)	98.0%	328,664,650
Other assets less liabilities	2.0	6,690,330
NET ASSETS	100.0%	$335,354,980
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	See Note 4 for cost of investments on a tax basis.
NASDAQ—National Association of Securities Dealers Automated Quotations
NASDAQ Helsinki—NASDAQ Helsinki
XAMS—Euronext Amsterdam Stock Exchange

SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Industry Allocation*
Semiconductors	11.6%
Machinery-Diversified	9.7
Diversified Financial Services	7.8
Banks	6.1
Cosmetics/Personal Care	5.5
Electronics	4.8
Commercial Services	4.3
Internet	4.2
Pharmaceuticals	4.0
Software	3.2
Retail	3.2
Transportation	2.9
Aerospace/Defense	2.9
Oil & Gas	2.8
Insurance	2.8
Miscellaneous Manufacturing	2.6
Computers	2.3
Electrical Components & Equipment	2.3
Leisure Time	2.2
Lodging	2.2
Healthcare-Products	2.0
Auto Manufacturers	1.9
Distribution/Wholesale	1.7
Beverages	1.5
Investment Companies	1.5
Mining	1.1
Home Furnishings	0.9
98.0%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$328,664,650	$—	$—	$328,664,650
Warrants	—	—	0	0
Total Investments at Value	$328,664,650	$—	$0	$328,664,650
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 15.4%
Canada — 1.7%
Bank of Nova Scotia
4.30%, 03/20/2028*		$ 1,400,000	$ 1,414,745
Canadian Imperial Bank of Commerce
4.88%, 01/14/2030*		1,900,000	1,963,257
Toronto-Dominion Bank
4.81%, 07/16/2027*		1,200,000	1,218,142
			4,596,144
Cayman Islands — 0.8%
Gaci First Investment Co.
5.00%, 01/29/2029		1,100,000	1,116,746
5.25%, 01/29/2034		1,100,000	1,117,440
			2,234,186
France — 1.1%
BPCE SA
3.88%, 01/11/2029	EUR	500,000	610,335
5.72%, 01/18/2030		1,300,000	1,347,172
Credit Agricole SA
5.13%, 03/11/2027		1,100,000	1,114,466
			3,071,973
Germany — 0.6%
Deutsche Bank AG
6.82%, 11/20/2029		800,000	853,282
7.15%, 07/13/2027		800,000	810,858
			1,664,140
Italy — 0.4%
Banca Monte dei Paschi di Siena SpA
6.75%, 09/05/2027	EUR	700,000	849,519
Nexi SpA
1.63%, 04/30/2026	EUR	300,000	354,897
			1,204,416
Japan — 0.4%
Mitsubishi UFJ Financial Group, Inc. FRS
4.86%, (SOFR+1.13%), 09/12/2031		400,000	403,849
Sumitomo Mitsui Financial Group, Inc.
2.47%, 01/14/2029		700,000	668,825
			1,072,674
Jersey — 0.1%
Glencore Finance Europe, Ltd.
3.13%, 03/26/2026	GBP	100,000	136,572
Luxembourg — 0.1%
Logicor Financing SARL
3.25%, 11/13/2028	EUR	300,000	359,354
Netherlands — 1.3%
ABN AMRO Bank NV
1.54%, 06/16/2027*		500,000	495,259
ING Groep NV
4.00%, 02/12/2035	EUR	300,000	366,734
4.02%, 03/28/2028		225,000	225,108
JAB Holdings BV
4.38%, 04/25/2034	EUR	600,000	734,028
Prosus NV
3.68%, 01/21/2030		560,000	539,681
Sandoz Finance BV
4.22%, 04/17/2030	EUR	1,000,000	1,243,483
			3,604,293
Security Description		Shares or Principal Amount	Value

Switzerland — 0.9%
UBS Group AG
1.00%, 06/24/2027	EUR	275,000	$ 324,275
3.09%, 05/14/2032*		$ 300,000	278,616
4.13%, 06/09/2033	EUR	300,000	370,375
5.43%, 02/08/2030		1,000,000	1,033,436
5.70%, 02/08/2035		600,000	628,577
			2,635,279
United Arab Emirates — 0.1%
Abu Dhabi Developmental Holding Co. PJSC
4.50%, 05/06/2030*		200,000	200,867
United Kingdom — 2.5%
Barclays PLC
4.48%, 11/11/2029		700,000	704,397
5.69%, 03/12/2030		700,000	728,923
HSBC Holdings PLC
6.16%, 03/09/2029		600,000	623,781
Lloyds Banking Group PLC
5.68%, 01/05/2035		700,000	733,673
Nationwide Building Society
3.96%, 07/18/2030*		700,000	691,846
NatWest Group PLC FRS
5.04%, (SOFR+1.25%), 03/01/2028		700,000	702,205
Smith & Nephew PLC
5.40%, 03/20/2034		1,100,000	1,131,317
Standard Chartered PLC
6.30%, 01/09/2029		800,000	831,131
Vmed O2 UK Financing I PLC
5.63%, 04/15/2032*	EUR	800,000	935,756
			7,083,029
United States — 5.4%
Bank of America Corp.
5.29%, 04/25/2034		300,000	308,179
Beignet Investor LLC
6.58%, 05/30/2049*		2,800,000	2,915,407
CommonSpirit Health
4.98%, 09/01/2035		500,000	492,562
Glencore Funding LLC
1.63%, 04/27/2026*		297,000	295,268
Goldman Sachs Bank USA
5.41%, 05/21/2027		1,500,000	1,506,493
JPMorgan Chase & Co.
5.34%, 01/23/2035		725,000	746,769
5.50%, 01/24/2036		300,000	312,018
6.09%, 10/23/2029		700,000	735,759
Las Vegas Sands Corp.
6.00%, 08/15/2029		500,000	521,287
LSEG US Financial Corp.
5.30%, 03/28/2034*		1,100,000	1,130,516
Morgan Stanley
3.96%, 03/21/2035	EUR	200,000	241,989
5.42%, 07/21/2034		700,000	724,671
5.47%, 01/18/2035		50,000	51,723
Morgan Stanley Bank NA
4.95%, 01/14/2028		700,000	706,247
Morgan Stanley Bank NA FRS
4.55%, (SOFR+0.90%), 01/12/2029		900,000	903,907
ONEOK, Inc.
4.25%, 09/24/2027		400,000	401,425
PacifiCorp
5.45%, 02/15/2034		300,000	304,492

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
Philip Morris International, Inc.
5.25%, 02/13/2034		$ 500,000	$ 516,156
Southern Co.
1.88%, 09/15/2081	EUR	100,000	115,832
T-Mobile USA, Inc.
3.75%, 04/15/2027		328,000	327,150
4.75%, 02/01/2028		150,000	150,000
VMware, Inc.
4.70%, 05/15/2030		145,000	147,451
Wells Fargo & Co.
5.20%, 01/23/2030		900,000	926,736
Wells Fargo & Co. FRS
4.39%, (SOFR+0.74%), 01/23/2030		700,000	699,485
			15,181,522
Venezuela — 0.0%
Petroleos de Venezuela SA
5.38%, 04/12/2027†(1)(2)		390,000	113,100
Total Corporate Bonds & Notes (cost $41,572,903)			43,157,549
ASSET BACKED SECURITIES — 6.7%
Cayman Islands — 0.9%
AMMC CLO 24, Ltd. FRS
Series 2021-24A, Class AR 4.87%, (TSFR3M+1.20%), 01/20/2035*		700,000	701,529
Bain Capital Credit CLO, Ltd. FRS
Series 2021-5A, Class A1R 4.82%, (TSFR3M+1.15%), 10/23/2034*		500,000	500,366
Crown Point CLO 7, Ltd. FRS
Series 2018-7A, Class AR 4.90%, (TSFR3M+1.23%), 10/20/2031*		43,120	43,143
Northwoods Capital, Ltd. FRS
Series 2018-14BA, Class AR 5.09%, (TSFR3M+1.25%), 11/13/2031*		698,889	699,851
Silver Rock CLO II, Ltd. FRS
Series 2021-2A, Class AR 4.71%, (TSFR3M+1.04%), 01/20/2035*		600,000	600,060
			2,544,949
Ireland — 3.5%
Arbour CLO DAC FRS
Series 11A, Class AR 3.39%, (3 ME+1.33%), 05/15/2038*	EUR	1,400,000	1,660,407
Cairn CLO XI DAC FRS
Series 2019-11A, Class AR 3.19%, (3 ME+1.23%), 01/15/2040*	EUR	600,000	711,792
Carlyle Euro CLO DAC FRS
Series 2021-2A, Class A1 3.01%, (3 ME+0.99%), 10/15/2035*	EUR	600,000	711,026
Grosvenor Place CLO DAC FRS
Series 2024-2A, Class A 3.26%, (3 ME+1.24%), 01/15/2039*	EUR	700,000	830,408
Indigo Credit Management I DAC FRS
Series 1A, Class AR 3.28%, (3 ME+1.26%), 10/15/2037*	EUR	600,000	712,984
Invesco Euro CLO V DAC FRS
Series 2025-5A, Class AR 3.04%, (3 ME+1.02%), 01/15/2034*	EUR	1,065,929	1,261,718
Palmer Square European Loan Funding DAC FRS
Series 2024-2A, Class A 3.05%, (3 ME+0.99%), 05/15/2034*	EUR	501,407	594,614
Security Description		Shares or Principal Amount	Value

Ireland (continued)
Providus CLO II DAC FRS
Series 2A, Class ARR 3.18%, (3 ME+1.16%), 10/15/2038*	EUR	800,000	$ 950,552
Rockford Tower Europe CLO DAC FRS
Series 2021-2A, Class A 2.99%, (3 ME+0.96%), 01/24/2035*	EUR	1,400,000	1,659,491
St Pauls CLO FRS
Series 11A, Class AR 2.88%, (3 ME+0.85%), 01/17/2032*	EUR	531,440	628,999
			9,721,991
Jersey — 0.4%
Bain Capital Credit CLO, Ltd. FRS
Series 2019-4A, Class A1RR 4.66%, (TSFR3M+0.99%), 04/23/2035*		$ 400,000	400,225
Verdelite Static CLO, Ltd. FRS
Series 2024-1A, Class A 4.80%, (TSFR3M+1.13%), 07/20/2032*		661,403	661,393
			1,061,618
Singapore — 0.4%
Bayfront Labs VII Pte., Ltd. FRS
Series 7A, Class A 5.07%, (SOFR+1.28%), 04/11/2048*		1,300,000	1,302,717
United States — 1.5%
Barclays Dryrock Issuance Trust
Series 2023-1, Class A 4.72%, 02/15/2029		900,000	901,700
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2005-HE4, Class M2 4.46%, (TSFR1M+0.78%), 10/25/2035		16,097	15,957
Ford Credit Auto Owner Trust
Series 2024-1, Class A 4.87%, 08/15/2036*(3)		725,000	743,081
GMF Floorplan Owner Revolving Trust
Series 2023-1, Class A1 5.34%, 06/15/2028*		700,000	703,783
Home Equity Loan Trust FRS
Series 2007-FRE1, Class 2AV3 4.02%, (TSFR1M+0.34%), 04/25/2037		150,079	146,664
Honda Auto Receivables Owner Trust
Series 2023-4, Class A3 5.67%, 06/21/2028		817,627	826,334
JPMorgan Mtg. Trust FRS
Series 2023-HE3, Class A1 5.30%, (SOFR30A+1.60%), 05/20/2054*		120,943	121,399
Nissan Auto Receivables Owner Trust
Series 2023-B, Class A3 5.93%, 03/15/2028		117,163	118,025
SLM Student Loan Trust FRS
Series 2003-1, Class A5A 4.50%, (SOFR90A+0.37%), 12/15/2032*		511,961	487,711
Sunnova Hestia I Issuer LLC
Series 2023-GRID1, Class 1A 5.75%, 12/20/2050*		86,488	85,008
			4,149,662
Total Asset Backed Securities (cost $17,953,913)			18,780,937
COLLATERALIZED MORTGAGE OBLIGATIONS — 13.5%
Australia — 1.1%
Project Cashmere
Class A1 4.54%, 12/30/2057*	AUD	4,300,000	2,994,306

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Cayman Islands — 0.1%
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2022-FL1, Class A 5.16%, (SOFR30A+1.45%), 01/15/2037*		$ 365,901	$ 365,901
Ireland — 0.3%
Kinbane DAC FRS
Series 2024-RPL2A, Class A 3.07%, (1 ME+1.10%), 01/24/2063*	EUR	565,967	671,878
United Kingdom — 1.5%
Braccan Mtg. Funding PLC FRS
Series 2025-1A, Class A 4.71%, (SONIA+0.84%), 05/17/2067*	GBP	991,677	1,360,367
Elstree PLC FRS
Series 252-1ST, Class A 4.47%, (SONIA+0.74%), 10/21/2065	GBP	495,453	678,157
Together Asset Backed Securitisation PLC FRS
Series 2025-1ST1A, Class A 4.49%, (SONIA+0.76%), 08/15/2066*	GBP	468,682	642,249
Towd Point Mtg. Funding PLC FRS
Series 2023-V3, Class A1 5.27%, (SONIA+1.40%), 02/20/2054	GBP	505,128	693,093
Tower Bridge Funding PLC FRS
Series 2024-3A, Class A 4.56%, (SONIA+0.79%), 12/20/2066*	GBP	673,750	922,561
			4,296,427
United States — 10.5%
BANK
Series 2023-BNK46, Class A4 5.75%, 08/15/2056		900,000	948,911
Series 2023-5YR4, Class A3 6.50%, 12/15/2056		259,684	273,114
BANK VRS
Series 2018-BN13, Class A5 4.22%, 08/15/2061(4)		800,000	799,977
Series 2023-5YR3, Class A3 6.72%, 09/15/2056(4)		500,000	528,099
BBCMS Mtg. Trust
Series 2024-C24, Class A5 5.42%, 02/15/2057		375,000	391,216
Series 2023-C20, Class ASB 5.86%, 07/15/2056		600,000	638,568
BDS LLC FRS
Series 2025-FL14, Class A 4.96%, (TSFR1M+1.28%), 10/17/2042*		700,000	699,782
Benchmark Mtg. Trust
Series 2023-B39, Class A5 5.75%, 07/15/2056		600,000	635,985
BLP Commercial Mtg. Trust FRS
Series 2024-IND2, Class A 5.02%, (TSFR1M+1.34%), 03/15/2041*		471,161	471,602
BMO Mtg. Trust
Series 2022-C3, Class A5 5.31%, 09/15/2054		150,000	154,246
Series 2023-C5, Class A5 5.77%, 06/15/2056		800,000	837,043
Series 2023-C5, Class ASB 5.99%, 06/15/2056		800,000	844,103
Series 2023-C7, Class A5 6.16%, 12/15/2056		1,100,000	1,175,809
Security Description	Shares or Principal Amount	Value

United States (continued)
BRAVO Residential Funding Trust
Series 2024-NQM1, Class A1 5.94%, 12/01/2063*(3)	$ 528,547	$ 532,855
BX Commercial Mtg. Trust FRS
Series 2024-XL5, Class A 5.07%, (TSFR1M+1.39%), 03/15/2041*	315,918	316,313
Series 2024-XL4, Class A 5.12%, (TSFR1M+1.44%), 02/15/2039*	904,834	905,400
Chase Home Lending Mtg. Trust FRS
Series 2024-6, Class A11 4.95%, (SOFR30A+1.25%), 05/25/2055*	712,465	715,350
Chase Home Lending Mtg. Trust VRS
Series 2024-RPL3, Class A1A 3.25%, 09/25/2064*(4)	707,310	631,665
Citigroup Commercial Mtg. Trust VRS
Series 2023-PRM3, Class A 6.36%, 07/10/2028*(4)	500,000	519,195
Citigroup Commercial Mtg. Trust
Series 2019-C7, Class A4 3.10%, 12/15/2072	255,000	243,152
Countrywide Alternative Loan Trust FRS
Series 2005-82, Class A1 4.33%, (TSFR1M+0.65%), 02/25/2036	177,184	153,938
Cross Mtg. Trust
Series 2024-H4, Class A1 6.15%, 07/25/2069*(3)	945,012	958,154
Series 2024-H3, Class A1 6.27%, 06/25/2069*(3)	955,087	967,359
CSMC Trust VRS
Series 2021-RPL3, Class A1 2.00%, 01/25/2060*(4)	1,388,560	1,233,951
Federal Home Loan Mtg. Corp. REMIC FRS
Series 5513, Class MF 4.64%, (SOFR30A+0.94%), 11/25/2054	782,337	786,347
Series 5426, Class BF 4.92%, (SOFR30A+0.90%), 04/15/2049	634,322	636,108
Federal National Mtg. Assoc. REMIC
Series 2012-153, Class B 7.00%, 07/25/2042	104,188	114,302
Series 2012-111, Class B 7.00%, 10/25/2042	27,044	29,289
Federal National Mtg. Assoc. REMIC FRS
Series 2025-19, Class FC 4.86%, (SOFR30A+1.16%), 03/25/2055	760,077	766,554
Series 2024-90, Class FA 5.20%, (SOFR30A+1.50%), 12/25/2054	664,970	673,545
GCAT Trust
Series 2024-NQM2, Class A1 6.09%, 06/25/2059*(3)	706,250	715,287
GS Mtg. Securities Trust
Series 2017-GS7, Class A4 3.43%, 08/10/2050	450,000	444,722
JPMorgan Mtg. Trust VRS
Series 2021-LTV2, Class A1 2.52%, 05/25/2052*(4)	525,382	451,453
Series 2024-1, Class A2 6.00%, 06/25/2054*(4)	459,323	466,679
Lehman XS Trust FRS
Series 2007-7N, Class 1A2 4.27%, (TSFR1M+0.59%), 06/25/2047	124,491	118,370
Mill City Mtg. Loan Trust VRS
Series 2017-2, Class A3 3.25%, 07/25/2059*(4)	52,904	52,064

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United States (continued)
Morgan Stanley Capital I Trust
Series 2021-L5, Class A4 2.73%, 05/15/2054	$ 812,000	$ 740,740
Morgan Stanley Capital I Trust VRS
Series 2022-L8, Class A5 3.79%, 04/15/2055(4)	650,000	613,387
MSWF Commercial Mtg. Trust
Series 2023-2, Class A2 6.89%, 12/15/2056	379,660	399,493
MSWF Commercial Mtg. Trust VRS
Series 2023-2, Class A5 6.01%, 12/15/2056(4)	500,000	538,998
OBX Trust
Series 2024-NQM2, Class A1 5.88%, 12/25/2063*(3)	915,440	922,674
Series 2024-NQM1, Class A1 5.93%, 11/25/2063*(3)	563,659	567,907
One Bryant Park Trust
Series 2019-OBP, Class A 2.52%, 09/15/2054*	700,000	652,193
One New York Plaza Trust FRS
Series 2020-1NYP, Class A 4.75%, (TSFR1M+1.06%), 01/15/2036*	377,563	366,237
PRPM LLC
Series 2024-RCF3, Class A1 4.00%, 05/25/2054*(3)	766,182	758,791
Sequoia Mtg. Trust FRS
Series 2004-10, Class A3A 4.82%, (TSFR6M+1.09%), 11/20/2034	9,261	8,626
Starwood Mtg. Residential Trust VRS
Series 2022-1, Class A1 2.45%, 12/25/2066*(4)	551,456	499,747
Towd Point Mtg. Trust VRS
Series 2024-3, Class A1A 5.03%, 07/25/2065*(4)	953,910	961,549
Verus Securitization Trust
Series 2024-5, Class A1 6.19%, 06/25/2069*(3)	386,162	391,766
Series 2024-4, Class A1 6.22%, 06/25/2069*(3)	373,677	378,964
Washington Mutual Mtg. Pass-Through Certs. FRS
Series 2006-AR5, Class 4A 4.66%, (12 MTA+0.99%), 06/25/2046	172,207	143,827
Wells Fargo Alternative Loan Trust VRS
Series 2007-PA6, Class A1 5.90%, 12/28/2037(4)	66,242	60,964
Wells Fargo Commercial Mtg. Trust VRS
Series 2022-C62, Class A4 4.00%, 04/15/2055(4)	475,000	455,025
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2019-3, Class A1 3.50%, 07/25/2049*(4)	17,335	15,918
		29,307,313
Total Collateralized Mortgage Obligations (cost $36,775,929)		37,635,825
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 75.3%
United States — 75.3%
United States Treasury Bonds
2.25%, 08/15/2049(5)	300,000	187,465
2.38%, 11/15/2049	700,000	448,000
Security Description		Shares or Principal Amount	Value

United States (continued)
3.00%, 02/15/2048		$ 1,800,000	$ 1,335,234
3.00%, 08/15/2048(5)		650,000	479,629
3.38%, 11/15/2048		2,800,000	2,206,969
4.13%, 08/15/2044		9,325,000	8,527,275
4.50%, 11/15/2054		8,500,000	7,974,395
4.63%, 02/15/2055		2,800,000	2,682,312
4.88%, 08/15/2045		100,000	100,578
United States Treasury Notes
4.25%, 08/15/2035(5)		100,000	100,094
United States Treasury Notes TIPS
1.13%, 01/15/2033(6)(7)		3,482,464	3,373,127
2.38%, 10/15/2028(6)(7)(8)		5,080,128	5,277,920
Federal Home Loan Mtg. Corp.
5.00%, 09/01/2053		2,333,020	2,339,876
6.00%, 01/01/2053 to 07/01/2054		22,326,525	22,885,501
Federal National Mtg. Assoc.
2.50%, 07/01/2030 to 08/01/2030		235,998	230,145
3.00%, 06/01/2052		185,411	164,535
3.50%, 12/01/2054		189,352	175,328
5.00%, 10/01/2053 to 05/01/2054		717,750	718,310
5.50%, 11/01/2053 to 04/01/2054		1,901,784	1,934,153
Government National Mtg. Assoc.
3.00%, 07/20/2051 to 02/20/2055		3,111,771	2,779,685
3.00%, February 30 TBA		6,900,000	6,228,972
3.50%, 09/20/2052 to 06/20/2055		16,142,159	14,809,386
6.50%, February 30 TBA		6,100,000	6,307,684
Uniform Mtg. Backed Securities
4.50%, February 30 TBA		18,850,000	18,465,774
5.00%, February 30 TBA		53,500,000	53,485,261
5.00%, March 30 TBA		15,000,000	14,974,774
6.50%, March 30 TBA		31,000,000	32,108,008
Total U.S. Government & Agency Obligations (cost $209,824,280)			210,300,390
MUNICIPAL SECURITIES — 0.1%
United States — 0.1%
Maricopa County Industrial Development Authority Revenue Bonds 7.38%, 10/01/2029* (cost $200,000)		200,000	213,178
FOREIGN GOVERNMENT OBLIGATIONS — 32.7%
Australia — 2.0%
New South Wales Treasury Corp.
1.75%, 03/20/2034	AUD	1,700,000	918,992
2.00%, 03/08/2033	AUD	400,000	229,358
3.50%, 11/20/2037	AUD	500,000	287,572
Queensland Treasury Corp.
1.50%, 08/20/2032*	AUD	500,000	281,747
1.75%, 07/20/2034*	AUD	800,000	425,230
2.00%, 08/22/2033	AUD	2,000,000	1,124,550
5.25%, 07/21/2036*	AUD	1,100,000	755,614
Treasury Corp. of Victoria
2.00%, 09/17/2035	AUD	600,000	312,184
2.25%, 09/15/2033	AUD	1,300,000	742,608
4.25%, 12/20/2032	AUD	600,000	400,433
			5,478,288
Belgium — 0.3%
Region Wallonne Belgium
2.88%, 01/14/2038	EUR	800,000	857,368

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Bulgaria — 0.3%
Government of Bulgaria
3.38%, 07/18/2035	EUR	300,000	$ 351,675
4.13%, 07/18/2045	EUR	400,000	460,301
			811,976
Canada — 0.9%
Government of Canada
3.00%, 06/01/2034	CAD	3,300,000	2,370,576
Colombia — 0.4%
Republic of Colombia
6.13%, 01/21/2031		$ 1,100,000	1,095,380
Egypt — 0.3%
Arab Republic of Egypt
19.70%, 10/14/2030	EGP	35,200,000	745,165
France — 5.3%
Government of France
2.75%, 02/25/2030*	EUR	9,000,000	10,748,178
5.50%, 04/25/2029*	EUR	3,200,000	4,153,776
			14,901,954
Israel — 1.1%
State of Israel
5.38%, 02/19/2030		1,100,000	1,135,420
5.50%, 03/12/2034		1,700,000	1,753,801
5.63%, 02/19/2035		200,000	206,746
			3,095,967
Italy — 0.9%
Cassa Depositi e Prestiti SpA
4.38%, 10/01/2030		500,000	499,231
Republic of Italy
3.40%, 04/01/2028	EUR	1,700,000	2,064,663
			2,563,894
Japan — 3.0%
Development Bank of Japan, Inc.
4.00%, 08/28/2027*		700,000	701,987
Government of Japan
0.60%, 06/20/2029	JPY	120,000,000	753,652
1.30%, 06/20/2052	JPY	160,000,000	628,783
1.30%, 03/20/2063	JPY	140,000,000	476,801
1.40%, 12/20/2042	JPY	400,000,000	2,043,965
1.60%, 12/20/2053	JPY	50,000,000	209,379
2.00%, 12/20/2044	JPY	120,000,000	652,595
2.30%, 12/20/2054	JPY	58,650,000	291,359
2.40%, 03/20/2045	JPY	109,000,000	630,596
Government of Japan CPI Linked Bond
0.10%, 03/10/2029(7)	JPY	317,156,000	2,057,425
			8,446,542
Kazakhstan — 0.1%
Development Bank of Kazakhstan JSC
18.40%, 10/16/2028*	KZT	141,000,000	284,005
Kuwait — 0.5%
State of Kuwait
4.02%, 10/09/2028*		700,000	699,324
4.14%, 10/09/2030*		300,000	297,917
4.65%, 10/09/2035*		500,000	492,953
			1,490,194
Security Description		Shares or Principal Amount	Value

Luxembourg — 0.6%
Eagle Funding Luxco SARL
5.50%, 08/17/2030*		$ 1,600,000	$ 1,625,312
Malaysia — 0.2%
Government of Malaysia
2.63%, 04/15/2031	MYR	800,000	195,854
4.76%, 04/07/2037	MYR	1,400,000	390,206
			586,060
Peru — 2.0%
Republic of Peru
5.40%, 08/12/2034	PEN	9,300,000	2,761,791
6.15%, 08/12/2032*	PEN	1,500,000	484,710
6.95%, 08/12/2031	PEN	7,361,000	2,453,955
			5,700,456
Poland — 0.2%
Republic of Poland
5.13%, 09/18/2034		600,000	608,588
Romania — 0.5%
Government of Romania
5.13%, 09/24/2031*	EUR	400,000	493,588
5.25%, 05/30/2032*	EUR	100,000	123,740
5.63%, 02/22/2036	EUR	600,000	726,002
			1,343,330
Saudi Arabia — 1.6%
Kingdom of Saudi Arabia
3.38%, 03/05/2032*	EUR	400,000	476,419
3.75%, 03/05/2037*	EUR	100,000	116,523
4.75%, 01/16/2030		2,500,000	2,534,246
5.13%, 01/13/2028*		800,000	814,606
5.38%, 01/13/2031*		400,000	414,910
			4,356,704
Serbia — 0.2%
Republic of Serbia
2.05%, 09/23/2036	EUR	400,000	373,248
6.00%, 06/12/2034*		300,000	311,166
			684,414
South Africa — 2.9%
Republic of South Africa
6.25%, 03/31/2036	ZAR	2,600,000	139,310
8.00%, 01/31/2030	ZAR	28,400,000	1,806,025
8.75%, 02/28/2048	ZAR	3,700,000	226,220
8.88%, 02/28/2035	ZAR	90,500,000	5,901,640
			8,073,195
Spain — 4.5%
Kingdom of Spain
1.45%, 04/30/2029*	EUR	394,000	454,581
2.40%, 05/31/2028	EUR	3,200,000	3,809,308
3.15%, 04/30/2035*	EUR	100,000	118,381
3.45%, 10/31/2034*	EUR	5,050,000	6,139,173
3.50%, 05/31/2029	EUR	1,700,000	2,088,202
			12,609,645
SupraNational — 0.2%
European Union
3.38%, 12/12/2035	EUR	500,000	604,694
United Kingdom — 4.7%
United Kingdom Gilt Treasury
1.50%, 07/31/2053	GBP	700,000	434,275

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Kingdom (continued)
4.38%, 03/07/2030	GBP	8,200,000	$ 11,397,183
5.38%, 01/31/2056	GBP	900,000	1,251,220
			13,082,678
Venezuela — 0.0%
Republic of Venezuela
9.25%, 05/07/2028†(1)(2)		$ 230,000	92,598
Total Foreign Government Obligations (cost $86,190,581)			91,508,983
PURCHASED OPTIONS† — 0.0%
Purchased Options - Calls — 0.0%
Over the Counter call option on the USD vs. HKD (Expiration Date: 08/14/2026; Strike Price: USD 7.80; Counterparty: Bank of America, N.A.)		1,273,000	1,099
Over the Counter call option on the USD vs. HKD (Expiration Date: 08/14/2026; Strike Price: USD 7.80; Counterparty: Goldman Sachs Bank USA)		311,000	268
Over the Counter call option on the USD vs. HKD (Expiration Date: 08/24/2026; Strike Price: USD 7.80; Counterparty: Bank of America, N.A.)		2,666,000	2,322
Over the Counter call option on the USD vs. SGD (Expiration Date: 11/05/2026; Strike Price: USD 1.32; Counterparty: Bank of America, N.A.)		1,062,000	2,886
			6,575
Purchased Options - Puts — 0.0%
Over the Counter put option on the EUR vs. HUF (Expiration Date: 03/03/2026; Strike Price: EUR 378.00; Counterparty: Bank of America, N.A.)		530,000	1,514
Over the Counter put option on the EUR vs. HUF (Expiration Date: 03/05/2026; Strike Price: EUR 375.00; Counterparty: Bank of America, N.A.)		687,000	1,054
Over the Counter put option on the EUR vs. HUF (Expiration Date: 03/06/2026; Strike Price: EUR 376.00; Counterparty: Bank of America, N.A.)		671,000	1,341
Over the Counter put option on the USD vs. KRW (Expiration Date: 07/09/2026; Strike Price: USD 1,400.00; Counterparty: Bank of America, N.A.)		853,071	9,477
Over the Counter put option on the USD vs. KRW (Expiration Date: 07/13/2026; Strike Price: USD 1,400.00; Counterparty: Bank of America, N.A.)		3,487,929	39,365
			52,751
Total Purchased Options (cost $52,114)			59,326
Total Long-Term Investment Securities (cost $392,569,720)			401,656,188
SHORT-TERM INVESTMENTS — 5.8%
Commercial Paper — 1.1%
AMETEK, Inc. 3.88%, 02/13/2026*		300,000	299,554
Security Description		Shares or Principal Amount	Value

Commercial Paper (continued)
Arrow Electronics, Inc. 3.98%, 02/04/2026*		800,000	$ 799,557
Bacardi-Martini BV 4.09%, 03/12/2026*		450,000	447,863
HCA, Inc. 4.05%, 02/17/2026*		1,200,000	1,197,529
Keurig Dr Pepper, Inc. 3.88%, 02/06/2026*		250,000	249,817
			2,994,320
Sovereign — 3.9%
Federal Republic of Nigeria 23.28%, 06/29/2026	NGN	1,423,082,000	946,013
Federal Republic of Nigeria 24.56%, 06/11/2026	NGN	551,000,000	368,668
Federal Republic of Nigeria 24.56%, 06/12/2026	NGN	551,000,000	368,469
National Republic of Brazil 12.94%, 04/01/2026	BRL	13,500,000	2,509,816
National Republic of Brazil 12.97%, 04/01/2026	BRL	10,100,000	1,877,714
National Republic of Brazil 12.98%, 04/01/2026	BRL	8,100,000	1,505,890
National Republic of Brazil 13.05%, 04/01/2026	BRL	5,800,000	1,078,291
Republic of South Africa 6.83%, 08/19/2026	ZAR	15,160,000	905,043
Republic of South Africa 6.90%, 05/20/2026	ZAR	13,240,000	803,754
Republic of South Africa 6.98%, 04/22/2026	ZAR	7,890,000	481,443
			10,845,101
U.S. Government — 0.6%
United States Treasury Bills
3.57%, 05/19/2026(5)		$ 610,000	603,570
3.57%, 05/26/2026(5)		1,231,000	1,217,200
			1,820,770
Unaffiliated Investment Companies — 0.2%
State Street Institutional U.S. Government Money Market Fund, Administration Class 3.39%(9)		520,641	520,641
Total Short-Term Investments (cost $15,720,532)			16,180,832
REPURCHASE AGREEMENTS — 1.1%
Agreement with Citigroup, bearing interest at 3.55% dated 01/30/2026, to be repurchased 02/02/2026 in the amount of $3,000,888 and collateralized by $3,026,500 of United States Treasury Notes, bearing interest at 3.75% due 04/30/2027 and having an approximate value of $3,062,511 (cost $3,000,000)		3,000,000	3,000,000
TOTAL INVESTMENTS (cost $411,290,252)(10)		150.6%	420,837,020
Other assets less liabilities		(50.6)	(141,341,557)
NET ASSETS		100.0%	$279,495,463

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
FORWARD SALES CONTRACTS — (19.4%)
U.S. Government Agencies — (19.4%)
Uniform Mtg. Backed Securities — (19.4%)
3.00%, February 30 TBA	$ (200,000)	$ (177,237)
2.00%, March 30 TBA	(26,900,000)	(21,806,386)
4.50%, March 30 TBA	(1,400,000)	(1,369,877)
2.00%, February 15 TBA	(4,100,000)	(3,786,692)
5.50%, March 30 TBA	(4,500,000)	(4,557,148)
6.00%, March 30 TBA	(22,095,000)	(22,613,606)
Total Forward Sales Contracts (cost $(54,396,490))		(54,310,946)
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA PIMCO Global Bond Opportunities Portfolio has no right to demand registration of these securities. At January 31, 2026, the aggregate value of these securities was $84,043,391 representing 30.1% of net assets.
†	Non-income producing security
(1)	Security in default of interest.
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2026, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Corporate Bonds & Notes
Petroleos de Venezuela SA 5.38%, 04/12/2027	08/15/17, 10/23/17	$390,000	$115,546	$113,100	$29.00	0.0%
Foreign Government Obligations
Republic of Venezuela 9.25%, 05/07/2028	07/27/17	230,000	93,621	92,598	40.26	0.0
				$205,698		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	"Step-down" security where the rate decreases ("steps-down") at a predetermined rate. The rate reflected is as of January 31, 2026.
(4)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	The security or a portion thereof was pledged as collateral for open over-the-counter derivative contracts.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(7)	Principal amount of security is adjusted for inflation.
(8)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(9)	The rate shown is the 7-day yield as of January 31, 2026.
(10)	See Note 4 for cost of investments on a tax basis.
1 ME—1 Month Euribor
12 MTA—Federal Reserve US 12 Month Cumulative Average 1 Year CMT
3 ME—3 Month Euribor
CLO—Collateralized Loan Obligation
CPI—Consumer Price Index
DAC—Designated Activity Company
EUR—Euro Currency
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
SOFR90A—US 90 Day Average Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TSFR6M—Term Secured Overnight Financing Rate 6 Month
VRS—Variable Rate Security
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
EGP—Egyptian Pound
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
KZT—Kazakhstani Tenge
MYR—Malaysian Ringgit
NGN—Nigerian Naira
PEN—Peruvian Sol
ZAR—South African Rand
The rates shown on FRS and/or VRS are the current interest rates at January 31, 2026 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	20,800,000	GBP	12-Month SONIA	Fixed 3.000%	Annual	Annual	Jun 2027	$ (203,482)	$ 2,841	$ (200,641)
Centrally Cleared	1,730,000,000	JPY	12-Month TONA	Fixed 1.000	Annual	Annual	Sep 2034	(35,998)	(761,516)	(797,514)
Centrally Cleared	304,500,000	JPY	12-Month TONA	Fixed 1.000	Annual	Annual	Jun 2044	(116,555)	(353,844)	(470,399)
Centrally Cleared	3,400,000	USD	Fixed 3.750%	12-Month SOFR	Annual	Annual	Dec 2034	29,879	(17,411)	12,468
Centrally Cleared	1,000,000	CAD	6-Month CORRA	Fixed 3.500	Semiannual	Semiannual	Jun 2034	28,571	(5,205)	23,366
Centrally Cleared	1,700,000	CAD	Fixed 3.500	6-Month CORRA	Semiannual	Semiannual	Jun 2054	25,815	(3,638)	22,177
Centrally Cleared	2,900,000	USD	Fixed 3.750	12-Month SOFR	Annual	Annual	Dec 2026	8,488	(14,212)	(5,724)

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Interest Rate Swaps — (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	430,000,000	JPY	12-Month TONA	Fixed 0.600%	Annual	Annual	Dec 2029	$ (3,927)	$ (88,888)	$ (92,815)
Centrally Cleared	470,000,000	JPY	Fixed 0.400%	6-Month TONA	Semiannual	Semiannual	Jun 2039	334,299	350,109	684,408
Centrally Cleared	33,400,000	USD	Fixed 4.000	12-Month SOFR	Annual	Annual	Jun 2026	91,442	(126,061)	(34,619)
Centrally Cleared	245,000,000	JPY	Fixed 1.500	12-Month TONA	Annual	Annual	Sep 2054	27,916	427,857	455,773
Centrally Cleared	3,900,000	USD	Fixed 3.940	12-Month SOFR	Annual	Annual	Aug 2026	—	(6,134)	(6,134)
Centrally Cleared	5,600,000	AUD	6-Month BBSW	Fixed 4.500	Semiannual	Semiannual	Mar 2035	10,784	(103,618)	(92,834)
Centrally Cleared	1,900,000	EUR	12-Month ESTR	Fixed 1.795	Annual	Annual	Oct 2029	—	(27,187)	(27,187)
Centrally Cleared	2,000,000	AUD	6-Month BBSW	Fixed 4.250	Semiannual	Semiannual	Mar 2035	(806)	(58,376)	(59,182)
Centrally Cleared	4,400,000	EUR	12-Month ESTR	Fixed 1.923	Annual	Annual	Oct 2029	—	(39,248)	(39,248)
Centrally Cleared	950,000,000	JPY	12-Month TONA	Fixed 1.000	Annual	Annual	Mar 2035	(92,367)	(389,202)	(481,569)
Centrally Cleared	1,150,000,000	JPY	12-Month TONA	Fixed 1.000	Annual	Annual	Mar 2032	(27,476)	(269,142)	(296,618)
Centrally Cleared	640,000,000	JPY	12-Month TONA	Fixed 0.750	Annual	Annual	Mar 2030	(25,190)	(100,790)	(125,980)
Centrally Cleared	31,000,000	GBP	12-Month SONIA	Fixed 4.000	Annual	Annual	Mar 2028	63,465	319,026	382,491
Centrally Cleared	3,300,000	USD	Fixed 3.250	12-Month SOFR	Annual	Annual	Mar 2035	141,895	2,039	143,934
Centrally Cleared	80,890,000	USD	Fixed 3.000	12-Month SOFR	Annual	Annual	Mar 2027	930,337	(523,930)	406,407
Centrally Cleared	2,390,000	USD	Fixed 3.250	12-Month SOFR	Annual	Annual	Mar 2055	299,309	92,109	391,418
Centrally Cleared	500,000	USD	Fixed 3.954	12-Month SOFR	Annual	Annual	Nov 2054	—	22,561	22,561
Centrally Cleared	400,000	USD	Fixed 3.964	12-Month SOFR	Annual	Annual	Nov 2054	—	17,402	17,402
Centrally Cleared	200,000	USD	Fixed 3.959	12-Month SOFR	Annual	Annual	Nov 2054	—	8,886	8,886
Centrally Cleared	1,800,000	USD	Fixed 3.998	12-Month SOFR	Annual	Annual	Nov 2054	—	68,095	68,095
Centrally Cleared	100,000	USD	Fixed 4.116	12-Month SOFR	Annual	Annual	Nov 2054	—	1,798	1,798
Centrally Cleared	550,000	USD	Fixed 4.000	12-Month SOFR	Annual	Annual	Feb 2035	—	(8,056)	(8,056)
Centrally Cleared	2,400,000	USD	Fixed 3.765	12-Month SOFR	Annual	Annual	Feb 2055	—	184,400	184,400
Centrally Cleared	200,000	USD	Fixed 3.773	12-Month SOFR	Annual	Annual	Mar 2055	—	15,129	15,129
Centrally Cleared	7,900,000	EUR	Fixed 2.213	6-Month EURIBOR	Annual	Semiannual	Mar 2055	117,418	700,046	817,464
Centrally Cleared	1,300,000	USD	12-Month SOFR	Fixed 3.250	Annual	Annual	Jun 2027	(5,147)	2,171	(2,976)
Centrally Cleared	4,900,000	USD	Fixed 3.250	12-Month SOFR	Annual	Annual	Jun 2035	185,661	39,038	224,699
Centrally Cleared	180,000,000	JPY	12-Month TONA	Fixed 1.000	Annual	Annual	Jun 2030	(24,110)	(2,248)	(26,358)
Centrally Cleared	120,000,000	JPY	12-Month TONA	Fixed 1.250	Annual	Annual	Jun 2035	(43,434)	(3,591)	(47,025)
Centrally Cleared	40,000,000	JPY	Fixed 2.000	12-Month TONA	Annual	Annual	Jun 2055	45,875	4,003	49,878
Centrally Cleared	591,000	USD	Fixed 3.930	12-Month SOFR	Annual	Annual	Jun 2055	2,136	26,930	29,066
Centrally Cleared	761,000	USD	Fixed 3.960	12-Month SOFR	Annual	Annual	Jun 2055	(3,183)	36,744	33,561
Centrally Cleared	648,000	USD	Fixed 4.005	12-Month SOFR	Annual	Annual	Sep 2055	(8,192)	31,734	23,542
Centrally Cleared	7,835,000	USD	Fixed 3.750	12-Month SOFR	Annual	Annual	May 2032	(7,061)	(47,165)	(54,226)
Centrally Cleared	17,000,000	GBP	12-Month SONIA	Fixed 3.750	Annual	Annual	Mar 2031	38,223	(54,822)	(16,599)
Centrally Cleared	80,000,000	JPY	12-Month TONA	Fixed 1.000	Annual	Annual	Sep 2030	(11,824)	(1,047)	(12,871)
Centrally Cleared	1,583,450,000	JPY	12-Month TONA	Fixed 1.250	Annual	Annual	Sep 2035	(604,896)	(49,322)	(654,218)
Centrally Cleared	15,900,000	USD	12-Month SOFR	Fixed 3.750	Annual	Annual	Sep 2027	59,349	29,282	88,631
Centrally Cleared	100,000	USD	Fixed 3.500	12-Month SOFR	Annual	Annual	Sep 2055	9,813	2,406	12,219
Centrally Cleared	1,100,000	AUD	6-Month BBSW	Fixed 4.500	Semiannual	Semiannual	Sep 2035	16,800	(37,266)	(20,466)
Centrally Cleared	500,000	AUD	6-Month BBSW	Fixed 4.500	Semiannual	Semiannual	Jun 2035	11,357	(20,291)	(8,934)
Centrally Cleared	71,800,000	AUD	6-Month BBSW	Fixed 3.500	Semiannual	Semiannual	Mar 2031	(631,451)	(1,841,418)	(2,472,869)
Centrally Cleared	9,500,000	GBP	Fixed 4.000	12-Month SONIA	Annual	Annual	Mar 2036	(23,695)	170,994	147,299
Centrally Cleared	12,700,000	AUD	6-Month BBSW	Fixed 4.250	Semiannual	Semiannual	Sep 2035	79,050	(487,745)	(408,695)
Centrally Cleared	1,100,000	GBP	Fixed 4.500	12-Month SONIA	Annual	Annual	Mar 2056	17,841	7,414	25,255
Centrally Cleared	14,400,000	USD	12-Month SOFR	Fixed 3.460	Annual	Annual	Jun 2027	—	9,694	9,694
Centrally Cleared	27,900,000	EUR	6-Month EURIBOR	Fixed 2.000	Annual	Semiannual	Mar 2028	(89,142)	(64,567)	(153,709)
Centrally Cleared	10,910,000	EUR	6-Month EURIBOR	Fixed 2.500	Annual	Semiannual	Mar 2031	45,206	(60,444)	(15,238)
Centrally Cleared	25,630,000	EUR	6-Month EURIBOR	Fixed 2.750	Annual	Semiannual	Mar 2036	(30,780)	(311,429)	(342,209)
Centrally Cleared	8,500,000	EUR	Fixed 3.000	6-Month EURIBOR	Annual	Semiannual	Mar 2056	21,179	318,616	339,795
Centrally Cleared	3,300,000	GBP	Fixed 3.500	12-Month SONIA	Annual	Annual	Sep 2027	17,638	(15,373)	2,265
Centrally Cleared	1,300,000	GBP	12-Month SONIA	Fixed 3.750	Annual	Annual	Sep 2030	(5,682)	6,744	1,062
Centrally Cleared	4,000,000	AUD	Fixed 3.750	6-Month BBSW	Semiannual	Semiannual	Mar 2031	110,710	(3,921)	106,789
Centrally Cleared	640,000	GBP	Fixed 4.500	12-Month SONIA	Annual	Annual	Sep 2055	29,833	(15,617)	14,216
Centrally Cleared	116,990,000	KRW	3-Month KSDA	Fixed 2.750	Quarterly	Quarterly	Mar 2036	(4,701)	(700)	(5,401)
Centrally Cleared	20,900,000	USD	12-Month SOFR	Fixed 3.750	Annual	Annual	Dec 2030	278,685	(67,733)	210,952
Centrally Cleared	17,800,000	USD	Fixed 3.750	12-Month SOFR	Annual	Annual	Dec 2035	(146,986)	305,543	158,557
Centrally Cleared	7,800,000	USD	Fixed 3.750	12-Month SOFR	Annual	Annual	Dec 2055	496,115	125,050	621,165
Centrally Cleared	5,200,000	AUD	6-Month BBSW	Fixed 4.250	Semiannual	SemiAnnual	Mar 2036	(26,313)	(156,973)	(183,286)
Centrally Cleared	13,500,000	NZD	Fixed 3.500	3-Month NZDBB	Semiannual	Quarterly	Mar 2031	(93,301)	214,021	120,720
Centrally Cleared	9,100,000	NZD	Fixed 2.500	3-Month NZDBB	Semiannual	Quarterly	Mar 2028	3,289	73,477	76,766
Centrally Cleared	1,640,000,000	JPY	12-Month TONA	Fixed 1.250	Annual	Annual	Dec 2030	(143,956)	(20,148)	(164,104)
Centrally Cleared	380,000,000	JPY	Fixed 2.500	12-Month TONA	Annual	Annual	Dec 2055	195,211	34,949	230,160

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Interest Rate Swaps — (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	36,200,000	BRL	Less than 1-Month BRCDI	Fixed 12.970%	Maturity	Maturity	Jan 2029	$ —	$ 21,576	$ 21,576
Centrally Cleared	127,500,000	CZK	6-Month PRIBO	Fixed 4.523	Annual	Semiannual	Dec 2035	2,234	55,056	57,290
Centrally Cleared	23,400,000	PLN	Fixed 4.723%	6-Month WIBOR	Annual	Semiannual	Dec 2035	(2,383)	9,840	7,457
Centrally Cleared	37,900,000	CZK	6-Month PRIBO	Fixed 4.485	Annual	Semiannual	Dec 2035	—	14,401	14,401
Centrally Cleared	10,400,000	GBP	Fixed 3.500	12-Month SONIA	Annual	Annual	Mar 2028	(8,609)	15,087	6,478
Centrally Cleared	18,910,000	USD	Fixed 4.000	12-Month SOFR	Annual	Annual	Mar 2036	(263,744)	64,996	(198,748)
Centrally Cleared	19,950,000	SGD	Fixed 1.500	6-Month SORA	Semiannual	Semiannual	Mar 2031	320,612	(40,708)	279,904
Centrally Cleared	582,000	USD	Fixed 3.290	12-Month SOFR	Annual	Annual	May 2030	139	3,945	4,084
Centrally Cleared	1,800,000	USD	Fixed 4.010	12-Month SOFR	Annual	Annual	Nov 2053	25,147	40,025	65,172
Centrally Cleared	6,700,000	PLN	Fixed 4.685	6-Month WIBOR	Annual	Semiannual	Dec 2035	—	4,733	4,733
Centrally Cleared	648,300	USD	Fixed 3.375	12-Month SOFR	Annual	Annual	May 2030	672	1,755	2,427
Centrally Cleared	1,723,700	USD	Fixed 4.075	12-Month SOFR	Annual	Annual	Nov 2053	12,812	31,327	44,139
Centrally Cleared	16,400,000	SGD	Fixed 1.250	6-Month SORA	Semiannual	Semiannual	Mar 2027	15,290	(7,411)	7,879
Centrally Cleared	42,000,000	BRL	Less than 1-Month BRCDI	Fixed 13.268	Maturity	Maturity	Jan 2029	—	81,823	81,823
Centrally Cleared	8,700,000	USD	Fixed 3.500	12-Month SOFR	Annual	Annual	Mar 2028	(31,571)	6,178	(25,393)
Centrally Cleared	2,000,000	USD	Fixed 4.000	12-Month SOFR	Annual	Annual	Mar 2056	54,315	19,798	74,113
								$1,488,848	$(2,184,749)	$(695,901)
Credit Default Swaps - Buyer(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount(2)	Currency	USD notional amount(2)	Pay fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(3)
Centrally Cleared	CDX Investment Grade Index Series 45	$27,729,000	USD	$27,729,000	1.000%	Quarterly	Dec 2035	$(210,468)	$(29,138)	$(239,606)
Credit Default Swaps - Seller(4)
Counterparty (OTC)/ Centrally cleared(1)	Reference obligation	Implied credit spread(5)	Notional amount(2)	Currency	USD notional amount(2)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(3)
Bank of America, N.A.	ITrax Crossover Index Series 44	0.6319	500,000	EUR	500,000	5.000%	Quarterly	Dec 2030	$ 109,741	$ 5,335	$ 115,076
Centrally Cleared	Ford Motor Co.	1.1165	700,000	USD	700,000	5.000	Quarterly	Dec 2029	83,813	13,426	97,239
Centrally Cleared	CDX Investment Grade Index Series 44	0.4509	23,060,000	USD	23,060,000	1.000	Quarterly	Jun 2030	454,867	57,851	512,718
Centrally Cleared	CDX Investment Grade Index Series 45	0.4944	183,967,000	USD	183,967,000	1.000	Quarterly	Dec 2030	3,945,687	199,973	4,145,660
					160,207,000				$4,484,367	$271,250	$4,755,617
					159,707,000				$4,594,108	$276,585	$4,870,693
Currency Swaps
Counterparty (OTC)/ Centrally cleared	Currency	Notional Amount Received	Currency	Notional Amount Delivered	Payments Received	Payments Made	Payment Frequency	Maturity Date	Upfront payment paid (received)	Unrealized Appreciation (Depreciation)	Value
Goldman Sachs Bank USA	JPY	910,000,000	USD	6,190,476	3-Month SOFR	3-Month TONAR	Quarterly	Sep 2031	$—	$ 11,288	$ 11,288
Goldman Sachs Bank USA	GBP	2,134,000	USD	2,838,000	3-Month SOFR	3-Month SONIA	Quarterly	Oct 2045	—	(16,303)	(16,303)
Goldman Sachs Bank USA	JPY	5,217,000,000	USD	33,658,065	3-Month SOFR	3-Month TONAR	Quarterly	Dec 2027	—	2,885	2,885
									$—	$(2,130)	$(2,130)
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, thePortfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

(4)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
BBSW—Bank Bill Swap Reference Rate
BRCDI—Brazilian Interbank Certificate of Deposit
CORRA—Canadian Overnight Repo Rate Average
ESTR—Euro Short-Term Rate
EURIBOR—Euro Interbank Offered Rate
KSDA—Korean Securities Dealers Association
NZDBB—New Zealand Bank Dollar Bill
PRIBO—Prague Interbank Offered Rate
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SORA—Singapore Overnight Rate Average
TONA—Tokyo Overnight Average Rate
WIBOR—Warsaw Interbank Offered Rate
Written Options on Futures
Counterparty (OTC)/Exchange-Traded	Name of Issuer	Strike price	Expiration date	Number of contracts	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
Calls
Exchange-Traded	Call option on 10 Year U.S. Treasury Note Futures	113.00	2/20/2026	4	$—	$ 624	$ 469	$ 155
Exchange-Traded	Call option on 10 Year U.S. Treasury Note Futures	112.50	2/20/2026	8	—	1,343	1,563	(220)
Exchange-Traded	Call option on 10 Year U.S. Treasury Note Futures	113.50	2/20/2026	13	—	4,047	1,117	2,930
						$6,014	$3,149	$2,865
Puts
Exchange-Traded	Put option on 10 Year U.S. Treasury Note Futures	111.00	2/20/2026	12	—	2,650	1,500	1,150
Exchange-Traded	Put option on 10 Year U.S. Treasury Note Futures	111.50	2/20/2026	13	—	4,047	3,555	492
						$6,697	$5,055	$1,642
						$12,711	$8,204	$4,507
Written Options on Foreign Currency
Description	Counterparty (OTC)/Exchange-Traded	Currency	Strike price	Expiration date	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
Calls
USD vs. HKD	Bank of America, N.A.	USD	7.85	8/14/2026	$1,273,000	$ 695	$ 746	$ (51)
USD vs. HKD	Goldman Sachs Bank USA	USD	7.85	8/14/2026	311,000	140	182	(42)
USD vs. HKD	Bank of America, N.A.	USD	7.85	8/24/2026	2,666,000	1,172	1,613	(441)
						$2,007	$2,541	$(534)
Puts
USD vs. SGD	Bank of America, N.A.	USD	1.24	11/5/2026	1,062,000	7,583	12,624	(5,041)
USD vs. KRW	Bank of America, N.A.	USD	1,350.00	7/9/2026	853,071	3,038	3,539	(501)
USD vs. KRW	Bank of America, N.A.	USD	1,350.00	7/13/2026	3,487,929	7,614	14,834	(7,220)
						$18,235	$30,997	$(12,762)
						$20,242	$33,538	$(13,296)
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
112	Long	Euro-BTP	March 2026	$16,015,648	$16,078,461	$ 62,813
159	Long	Long Gilt	March 2026	19,765,884	19,766,026	142

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Futures Contracts — (continued)

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
266	Short	Australian 10 Year Bonds	March 2026	$20,252,084	$20,218,105	$ 33,979
7	Short	Canada 10 Year Bonds	March 2026	628,353	622,451	5,902
118	Short	Euro-BOBL	March 2026	16,372,397	16,310,334	62,063
149	Short	Euro-BUND	March 2026	22,835,566	22,637,011	198,555
213	Short	Euro-Schatz	March 2026	27,001,612	26,991,317	10,295
65	Short	Japan 10 Year Bonds	March 2026	55,992,372	55,276,881	715,491
71	Short	U.S. Treasury 2 Year Notes	March 2026	14,810,070	14,802,945	7,125
27	Short	U.S. Treasury Long Bonds	March 2026	3,137,025	3,108,375	28,650
38	Short	U.S. Treasury Ultra Bonds	March 2026	4,566,125	4,462,625	103,500
						$1,228,515
						Unrealized (Depreciation)
31	Long	Australian 3 Year Bonds	March 2026	$ 2,266,311	$ 2,261,876	$ (4,435)
4	Long	Euro Buxl 30 Year Bonds	March 2026	530,472	520,985	(9,487)
145	Long	U.S. Treasury 10 Year Notes	March 2026	16,337,385	16,215,078	(122,307)
238	Long	U.S. Treasury 5 Year Notes	March 2026	26,016,662	25,925,266	(91,396)
177	Long	U.S. Treasury Ultra 10 Year Notes	March 2026	20,464,972	20,205,656	(259,316)
212	Short	Euro-OAT	March 2026	30,583,769	30,640,290	(56,521)
						$(543,462)
		Net Unrealized Appreciation (Depreciation)				$685,053
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	AUD	19,371,000	USD	12,994,199	02/03/2026	$ —	$ (494,802)
	AUD	20,125,000	USD	14,113,389	03/03/2026	99,985	—
	BRL	1,442,708	USD	268,719	02/03/2026	—	(5,417)
	BRL	1,865,147	USD	357,000	03/03/2026	4,830	—
	CAD	10,992,937	USD	8,130,317	03/03/2026	47,130	—
	CHF	660,000	USD	829,857	02/03/2026	—	(23,904)
	CNY	276,897	USD	39,869	05/13/2026	—	(73)
	EUR	2,154,582	RON	11,024,350	03/13/2026	1,911	—
	EUR	699,231	RON	3,581,181	03/27/2026	335	—
	EUR	48,141,637	USD	56,368,636	02/03/2026	—	(696,031)
	EUR	42,015,637	USD	50,113,466	03/03/2026	244,411	—
	GBP	13,548,000	USD	18,247,119	02/03/2026	—	(291,291)
	HKD	16,465,000	USD	2,113,163	02/20/2026	4,157	—
	IDR	1,844,513,000	USD	109,884	02/02/2026	—	(7)
	IDR	3,397,200,000	USD	200,000	02/23/2026	—	(2,485)
	IDR	2,004,396,000	USD	120,000	02/27/2026	545	—
	JPY	345,044,374	USD	2,209,994	02/03/2026	—	(19,551)
	KRW	533,490,200	USD	370,000	02/02/2026	—	(634)
	KRW	735,955,500	USD	510,000	02/05/2026	—	(175)
	KRW	1,417,423,000	USD	980,000	02/09/2026	1,703	—
	KRW	1,120,551,600	USD	760,000	02/19/2026	—	(12,805)
	KRW	1,234,172,530	USD	865,690	02/27/2026	14,282	—
	KZT	10,470,000	USD	20,000	03/03/2026	—	(605)
	MXN	9,684,000	USD	550,290	03/18/2026	—	(1,691)
	NOK	505,931	USD	50,118	02/03/2026	—	(2,416)
	NZD	2,759,000	USD	1,591,135	02/03/2026	—	(70,059)
	PEN	16,161,308	USD	4,794,218	03/18/2026	2,105	—
	PEN	1,252,503	USD	370,793	06/17/2026	120	—
	RON	3,566,078	EUR	699,231	02/10/2026	—	(346)
	TWD	9,764,271	USD	307,633	02/09/2026	—	(1,230)
	TWD	141,297,118	USD	4,468,458	02/23/2026	3,597	—
	TWD	11,982,944	USD	378,166	03/18/2026	—	(390)
	USD	267,500	BRL	1,442,708	02/03/2026	6,636	—
	USD	873,800	BRL	4,577,838	03/03/2026	—	(9,429)

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	8,130,317	CAD	11,006,011	02/03/2026	$ —	$ (47,127)
	USD	179,855	CHF	138,000	02/03/2026	—	(1,342)
	USD	6,079,665	EUR	5,119,000	02/03/2026	—	(11,860)
	USD	110,000	IDR	1,844,513,000	02/02/2026	—	(109)
	USD	170,000	IDR	2,843,233,000	02/05/2026	—	(568)
	USD	345,000	IDR	5,784,255,000	02/09/2026	—	(145)
	USD	941,929	IDR	15,848,528,525	02/11/2026	3,038	—
	USD	456,352	JPY	72,000,000	02/03/2026	8,884	—
	USD	1,083,041	JPY	164,700,000	03/03/2026	—	(16,260)
	USD	373,854	KRW	533,490,200	02/02/2026	—	(3,221)
	USD	61,071	KRW	88,114,783	02/13/2026	—	(314)
	USD	785,690	KRW	1,119,577,350	02/19/2026	—	(13,557)
	USD	2,010,000	KRW	2,889,777,000	02/27/2026	—	(16,455)
	USD	668,919	MXN	12,401,000	02/23/2026	39,469	—
	USD	657,064	MXN	12,046,000	03/09/2026	30,146	—
	USD	5,146,932	MXN	93,651,000	04/20/2026	174,072	—
	USD	606,344	SGD	769,000	02/03/2026	—	(1,832)
	USD	50,000	THB	1,572,500	02/06/2026	—	(14)
	USD	230,000	THB	7,171,561	02/09/2026	—	(1,990)
	USD	1,124,949	TRY	51,269,344	02/17/2026	41,194	—
	USD	4,279,477	TRY	194,709,104	03/06/2026	92,344	—
	USD	1,693,207	TWD	53,381,508	02/09/2026	—	(4,644)
	USD	1,398,166	TWD	44,332,656	02/23/2026	2,706	—
	USD	438,963	TWD	13,847,103	03/18/2026	—	(1,517)
	ZAR	4,713,000	USD	294,283	02/26/2026	3,023	—
	ZAR	7,560,506	USD	430,749	04/22/2026	—	(34,625)
	ZAR	12,943,699	USD	748,775	05/20/2026	—	(46,343)
	ZAR	14,672,572	USD	842,346	08/19/2026	—	(53,060)
						826,623	(1,888,324)
Goldman Sachs Bank USA	AUD	754,000	USD	505,611	02/03/2026	—	(19,438)
	BRL	58,761,225	USD	11,025,953	02/03/2026	—	(139,546)
	BRL	1,186,511	USD	227,203	03/03/2026	3,170	—
	BRL	37,500,000	USD	6,645,605	04/02/2026	—	(385,286)
	BRL	985,082	USD	182,692	05/05/2026	—	(685)
	CAD	10,999,506	USD	7,930,418	02/03/2026	—	(147,995)
	CHF	520,565	USD	680,751	03/03/2026	5,332	—
	CZK	4,429,000	USD	214,477	03/11/2026	—	(1,302)
	DKK	24,805,000	USD	3,541,801	04/01/2026	—	(408,181)
	EUR	287,000	RON	1,471,823	02/05/2026	2,189	—
	EUR	699,231	RON	3,587,489	02/10/2026	5,326	—
	EUR	427,000	RON	2,182,833	03/04/2026	339	—
	EUR	287,000	RON	1,470,314	03/23/2026	361	—
	IDR	2,513,531,000	USD	149,796	02/02/2026	47	—
	IDR	2,843,233,000	USD	170,230	02/05/2026	798	—
	ILS	234,545	USD	74,386	02/19/2026	—	(1,290)
	JPY	404,228,670	USD	2,565,408	02/03/2026	—	(46,563)
	KRW	627,074,579	USD	438,854	02/02/2026	3,204	—
	KRW	3,130,391,081	USD	2,177,287	02/13/2026	18,829	—
	KRW	516,232,416	USD	350,000	02/23/2026	—	(6,078)
	KRW	2,153,378,500	USD	1,504,036	02/27/2026	18,504	—
	MXN	8,330,109	USD	481,928	03/18/2026	7,117	—
	MYR	2,243,554	USD	553,964	02/25/2026	—	(15,573)
	NOK	4,934,710	USD	491,846	02/03/2026	—	(20,559)
	NOK	5,456,706	USD	568,896	03/03/2026	2,356	—
	PEN	1,602,280	USD	474,230	03/18/2026	—	(875)
	PEN	508,329	USD	149,972	06/17/2026	—	(466)
	RON	1,463,810	EUR	287,000	02/05/2026	—	(325)
	SGD	11,275,000	USD	8,772,532	02/03/2026	—	(90,764)
	THB	54,467,200	USD	1,736,311	02/20/2026	3,315	—
	THB	3,720,552	USD	120,000	02/23/2026	1,598	—
	THB	54,184,501	USD	1,750,666	05/20/2026	15,996	—
	TRY	9,671,910	USD	212,663	03/06/2026	—	(4,501)

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	TWD	18,407,594	USD	580,242	02/02/2026	$ —	$ (4,683)
	TWD	21,427,726	USD	675,783	02/05/2026	—	(4,077)
	TWD	43,753,886	USD	1,380,292	02/09/2026	—	(3,730)
	USD	10,699,366	BRL	58,761,225	02/03/2026	466,132	—
	USD	195,429	BRL	1,077,986	03/03/2026	8,113	—
	USD	9,971,338	BRL	53,752,490	04/02/2026	106,739	—
	USD	680,751	CHF	522,136	02/03/2026	—	(5,328)
	USD	3,865,548	DKK	24,725,000	02/03/2026	58,838	—
	USD	1,181,580	EUR	1,007,000	02/03/2026	12,067	—
	USD	149,884	IDR	2,513,531,000	02/02/2026	—	(135)
	USD	108,884	IDR	1,847,964,626	02/11/2026	1,301	—
	USD	319,814	IDR	5,356,764,000	03/11/2026	—	(692)
	USD	8,439,426	INR	780,943,643	04/07/2026	30,958	—
	USD	281,780	JPY	44,600,000	02/03/2026	6,408	—
	USD	1,832,914	JPY	280,108,483	03/03/2026	—	(18,619)
	USD	435,726	KRW	627,074,579	02/02/2026	—	(76)
	USD	517,167	KRW	735,955,500	02/05/2026	—	(6,992)
	USD	985,846	KRW	1,417,423,000	02/09/2026	—	(7,548)
	USD	692,882	MXN	13,023,000	02/06/2026	52,181	—
	USD	1,001,766	MXN	18,526,000	02/24/2026	56,405	—
	USD	844,147	MXN	15,663,000	03/02/2026	50,004	—
	USD	842,282	MXN	15,588,000	03/18/2026	46,223	—
	USD	499,459	MXN	9,206,000	04/10/2026	24,113	—
	USD	286,495	MXN	5,287,000	04/13/2026	14,104	—
	USD	322,912	MXN	5,633,515	06/17/2026	—	(4,633)
	USD	5,531,082	PLN	19,952,496	04/15/2026	84,138	—
	USD	250,000	THB	7,858,100	02/05/2026	—	(227)
	USD	700,000	THB	22,046,430	02/06/2026	801	—
	USD	1,750,793	THB	54,422,208	02/20/2026	—	(19,228)
	USD	587,205	TWD	18,407,594	02/02/2026	—	(2,280)
	USD	680,000	TWD	21,358,120	02/05/2026	—	(2,349)
	USD	3,070,292	TWD	97,388,628	02/23/2026	7,100	—
	ZAR	66,025,000	USD	4,074,079	02/26/2026	—	(6,223)
						1,114,106	(1,376,247)
Unrealized Appreciation (Depreciation)						$1,940,729	$(3,264,571)
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CNY—Chinese Yuan
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
IDR—Indonesian Rupiah
ILS—Israeli New Sheqel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
KZT—Kazakhstani Tenge
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Sol
PLN—Polish Zloty
RON—Romanian Leu
SGD—Singapore Dollar
THB—Thailand Baht
TRY—New Turkish Lira
TWD—New Taiwan Dollar
USD—United States Dollar
ZAR—South African Rand
Industry Allocation*
U.S. Government & Agency Obligations	75.3%
Foreign Government Obligations	32.7
Collateralized Mortgage Obligations	13.5
Banks	9.8
Short-Term Investments	5.8
Other Asset Backed Securities	5.4
Internet	1.2
Investment Companies	1.2
Repurchase Agreements	1.1
Auto Loan Receivables	0.9
Telecommunications	0.5
Pharmaceuticals	0.4

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Industry Allocation*(continued)
Healthcare-Products	0.4%
Diversified Financial Services	0.4
Credit Card Receivables	0.3
Savings & Loans	0.2
Lodging	0.2
Agriculture	0.2
Healthcare-Services	0.2
Mining	0.2
Electric	0.1
Pipelines	0.1
Real Estate	0.1
Commercial Services	0.1
Commercial and Residential	0.1
Municipal Securities	0.1
Software	0.1
150.6%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$43,157,549	$—	$43,157,549
Asset Backed Securities	—	18,780,937	—	18,780,937
Collateralized Mortgage Obligations:
Australia	—	—	2,994,306	2,994,306
Other Countries	—	34,641,519	—	34,641,519
U.S. Government & Agency Obligations	—	210,300,390	—	210,300,390
Foreign Government Obligations	—	91,508,983	—	91,508,983
Municipal Securities	—	213,178	—	213,178
Purchased Options	—	59,326	—	59,326
Short-Term Investments:
Unaffiliated Investment Companies	520,641	—	—	520,641
Other Short-Term Investments	—	15,660,191	—	15,660,191
Repurchase Agreements	—	3,000,000	—	3,000,000
Total Investments at Value	$520,641	$417,322,073	$2,994,306	$420,837,020
Other Financial Instruments:†
Swaps	$—	$4,312,406	$—	$4,312,406
Futures Contracts	1,228,515	—	—	1,228,515
Forward Foreign Currency Contracts	—	1,940,729	—	1,940,729
Written Options	4,727	—	—	4,727
Total Other Financial Instruments	$1,233,242	$6,253,135	$—	$7,486,377
LIABILITIES:
Forward Sales Contracts:
U.S. Government Agencies	$—	$54,310,946	$—	$54,310,946
Other Financial Instruments:†
Swaps	$—	$6,251,838	$—	$6,251,838
Futures Contracts	543,462	—	—	543,462
Forward Foreign Currency Contracts	—	3,264,571	—	3,264,571
Written Options	220	13,296	—	13,516
Total Other Financial Instruments	$543,682	$9,529,705	$—	$10,073,387
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Collateralized Mortgage Obligations
Balance as of January 31, 2025	$
Accrued Discounts	—
Accrued Premiums	—
Realized Gain	—
Realized Loss	—
Change in unrealized appreciation(1)	182,751
Change in unrealized depreciation(1)	—
Net purchases	2,811,555
Net sales	—
Transfers into Level 3	—
Transfers out of Level 3(2)	—
Balance as of January 31, 2026	$2,994,306
(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at January 31, 2026 includes:
Collaterized Morgage Obligations
$182,751
Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at January 31, 2026.
Description	Fair Value at January 31, 2026	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Collateralized Mortgage Obligations	$2,994,306	Market Approach	Transaction Price*	100.00 AUD
(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.
See Notes to Financial Statements

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.9%
Australia — 1.4%
AGL Energy, Ltd.	484,361	$ 3,052,428
Ampol, Ltd.	13,129	263,667
Aurizon Holdings, Ltd.	129,540	332,857
BlueScope Steel, Ltd.	56,009	1,179,417
Downer EDI, Ltd.	142,324	797,814
JB Hi-Fi, Ltd.	11,585	654,655
Sims, Ltd.	32,310	456,281
		6,737,119
Austria — 1.8%
ams-OSRAM AG†	18,343	191,011
OMV AG	46,857	2,779,873
Raiffeisen Bank International AG	37,958	1,920,322
Strabag SE	1,437	149,043
voestalpine AG	67,316	3,191,720
		8,231,969
Belgium — 0.8%
Ageas SA	10,753	764,127
Bekaert SA	7,398	363,922
Colruyt Group NV	6,516	249,940
Proximus SADP	137,690	1,254,275
Umicore SA	43,705	1,041,295
		3,673,559
Bermuda — 0.9%
China Gas Holdings, Ltd.	395,600	391,949
Jardine Matheson Holdings, Ltd.	14,000	1,018,780
Kerry Properties, Ltd.	165,500	502,510
Skyworth Group, Ltd.†	1,184,000	1,079,106
Yue Yuen Industrial Holdings, Ltd.	546,500	1,215,828
		4,208,173
Canada — 6.2%
Atco, Ltd., Class I	15,851	688,217
BRP, Inc.	10,100	762,294
Canfor Corp.†	20,800	219,052
Empire Co., Ltd., Class A	38,900	1,270,717
Finning International, Inc.	12,900	808,968
IGM Financial, Inc.	6,800	328,901
Magna International, Inc.	133,709	6,835,445
Nutrien, Ltd.	214,100	14,740,847
Onex Corp.	10,581	901,559
RioCan Real Estate Investment Trust	28,607	409,887
West Fraser Timber Co., Ltd.	27,500	1,878,034
		28,843,921
Denmark — 3.5%
AP Moller-Maersk A/S, Series B	6,067	15,051,102
D/S Norden A/S	16,446	743,422
H Lundbeck A/S	59,669	398,908
H Lundbeck A/S, Class A	6,058	35,433
		16,228,865
Finland — 2.0%
Fortum Oyj	91,092	2,150,339
Nordea Bank Abp (NASDAQ Helsinki)	19,799	382,892
Outokumpu Oyj	390,299	2,203,095
Sampo Oyj, Class A	414,493	4,618,400
		9,354,726
France — 1.6%
Carrefour SA	21,844	358,356
Security Description	Shares or Principal Amount	Value

France (continued)
Cie Generale des Etablissements Michelin SCA	29,310	$ 1,089,180
Sanofi SA	3,813	357,963
TotalEnergies SE	25,325	1,835,661
Valeo SE	260,741	3,653,198
		7,294,358
Germany — 8.3%
BASF SE	175,215	9,545,479
Bayer AG	441,225	23,305,141
Bayerische Motoren Werke AG	4,343	450,036
BioNTech SE ADR†	1,260	143,325
Deutsche Post AG	8,194	459,607
Fresenius Medical Care AG	25,717	1,155,635
Fresenius SE & Co. KGaA	3,711	207,669
Hapag-Lloyd AG*	1,273	182,885
Mercedes-Benz Group AG	3,474	237,974
thyssenkrupp AG	140,722	1,883,226
Volkswagen AG (Preference Shares)	6,650	809,146
		38,380,123
Hong Kong — 3.5%
Cathay Pacific Airways, Ltd.	81,000	127,118
CK Asset Holdings, Ltd.	436,500	2,561,304
Hang Lung Properties, Ltd.	105,000	126,880
Kingboard Holdings, Ltd.	230,000	931,529
Kingboard Laminates Holdings, Ltd.	226,500	428,814
New World Development Co., Ltd.†	819,000	1,193,049
PCCW, Ltd.	221,000	164,927
SITC International Holdings Co., Ltd.	233,000	869,116
Sun Hung Kai Properties, Ltd.	173,500	2,791,688
Swire Pacific, Ltd., Class A	148,000	1,428,451
WH Group, Ltd.*	3,744,500	4,400,163
Wharf Holdings, Ltd.	164,000	529,865
Wharf Real Estate Investment Co., Ltd.	85,000	295,734
Xinyi Glass Holdings, Ltd.	167,000	218,474
		16,067,112
Ireland — 0.0%
Medtronic PLC	1,233	126,950
Israel — 1.9%
Bezeq The Israeli Telecommunication Corp., Ltd.	50,715	130,614
G City, Ltd.	41,985	129,342
ICL Group, Ltd.	121,123	659,609
Israel Corp., Ltd.	154	46,126
Oil Refineries, Ltd.	1,487,537	489,503
Orion Retail Properties, Ltd.†	5,075	4,406
Plus500, Ltd.	18,115	1,039,594
ZIM Integrated Shipping Services, Ltd.	279,004	6,146,458
		8,645,652
Italy — 1.0%
Enel SpA	140,904	1,554,627
Eni SpA	21,094	430,715
Telecom Italia SpA†	4,153,866	2,806,556
		4,791,898
Japan — 21.2%
AGC, Inc.	68,500	2,522,496
Aisin Corp.	72,100	1,287,467
Alfresa Holdings Corp.	66,000	1,061,476
Alps Alpine Co., Ltd.	114,000	1,483,930
Amada Co., Ltd.	69,800	892,796
Arcs Co., Ltd.	13,000	291,904

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Bandai Namco Holdings, Inc.	74,200	$ 1,922,603
Bridgestone Corp.	22,500	506,672
Brother Industries, Ltd.	79,200	1,607,950
Canon Marketing Japan, Inc.	13,800	601,008
Canon, Inc.	88,400	2,676,105
Coca-Cola Bottlers Japan Holdings, Inc.	35,800	793,448
COMSYS Holdings Corp.	38,300	1,192,853
Dai Nippon Printing Co., Ltd.	93,600	1,673,805
Daicel Corp.	22,700	213,491
Daito Trust Construction Co., Ltd.	118,700	2,404,526
Denka Co., Ltd.	37,900	727,217
Dowa Holdings Co., Ltd.	13,500	803,754
Edion Corp.	58,700	802,972
Electric Power Development Co., Ltd.	52,500	1,114,048
EXEO Group, Inc.	23,100	385,174
Fujitsu, Ltd.	224,700	6,218,597
Hakuhodo DY Holdings, Inc.	41,000	305,990
Hino Motors, Ltd.†	322,800	867,697
Isuzu Motors, Ltd.	129,400	2,077,791
Itoham Yonekyu Holdings, Inc.	13,800	535,914
Izumi Co., Ltd.	14,900	294,611
Japan Post Holdings Co., Ltd.	1,088,400	13,042,374
JFE Holdings, Inc.	13,500	181,966
JTEKT Corp.	58,600	688,955
Kamigumi Co., Ltd.	6,000	209,628
Kaneka Corp.	10,600	320,616
Kansai Paint Co., Ltd.	24,300	387,283
Koito Manufacturing Co., Ltd.	9,600	149,837
Konica Minolta, Inc.	205,700	892,262
K's Holdings Corp.	96,700	1,005,053
Macnica Holdings, Inc.	5,400	92,396
MatsukiyoCocokara & Co.	62,700	1,003,945
Mazda Motor Corp.	236,500	1,813,177
Medipal Holdings Corp.	65,000	1,175,594
MEIJI Holdings Co., Ltd.	100,000	2,341,044
MISUMI Group, Inc.	18,900	311,662
Mitsubishi Chemical Group Corp.	448,500	2,955,996
Mitsubishi HC Capital, Inc.	43,600	380,049
Mitsui Mining & Smelting Co., Ltd.	8,900	1,171,446
Nagase & Co., Ltd.	7,700	199,565
Nichirei Corp.	23,200	286,627
Nikon Corp.	14,200	178,051
Nippon Express Holdings, Inc.	50,100	1,135,311
Nippon Paper Industries Co., Ltd.	20,700	157,831
Nippon Shokubai Co., Ltd.	42,200	606,714
Nisshinbo Holdings, Inc.	13,100	121,088
Nomura Real Estate Holdings, Inc.	43,200	286,400
NSK, Ltd.	103,100	715,491
NTT, Inc.	359,700	360,025
Ono Pharmaceutical Co., Ltd.	70,300	1,045,915
PALTAC Corp.	10,300	321,725
Persol Holdings Co., Ltd.	602,500	1,052,701
Ricoh Co., Ltd.	109,600	964,559
Rohm Co., Ltd.	33,500	583,155
Sankyu, Inc.	15,000	891,413
Santen Pharmaceutical Co., Ltd.	14,400	161,716
Seiko Epson Corp.	125,700	1,606,176
Seino Holdings Co., Ltd.	48,200	749,972
Sekisui Chemical Co., Ltd.	56,700	1,001,299
SG Holdings Co., Ltd.	88,100	848,210
Sharp Corp.†	87,900	398,549
Shimamura Co., Ltd.	14,600	978,774
Security Description	Shares or Principal Amount	Value

Japan (continued)
Shiseido Co., Ltd.	42,800	$ 727,069
Square Enix Holdings Co., Ltd.	37,000	639,300
Subaru Corp.	31,200	670,731
Sugi Holdings Co., Ltd.	29,200	671,509
Sumitomo Chemical Co., Ltd.	258,100	783,839
Sumitomo Heavy Industries, Ltd.	21,100	656,614
Sumitomo Rubber Industries, Ltd.	72,200	1,161,657
Sundrug Co., Ltd.	1,800	47,919
Suzuken Co., Ltd.	35,200	1,416,552
Taiyo Yuden Co., Ltd.	33,400	699,466
Teijin, Ltd.	44,800	432,629
TIS, Inc.	7,600	220,889
Toho Gas Co., Ltd.	8,900	294,155
Toho Holdings Co., Ltd.	2,900	86,629
Tokai Rika Co., Ltd.	10,200	206,294
Tokyo Gas Co., Ltd.	45,600	2,017,172
Toppan Holdings, Inc.	25,600	788,049
Tosoh Corp.	40,700	662,992
TOTO, Ltd.	13,900	436,598
Toyo Seikan Group Holdings, Ltd.	52,000	1,302,016
Toyoda Gosei Co., Ltd.	11,900	322,260
Toyota Boshoku Corp.	18,600	311,522
TS Tech Co., Ltd.	14,000	171,743
Tsuruha Holdings, Inc.	98,505	1,569,613
United Super Markets Holdings, Inc.	25,200	151,923
Yamada Holdings Co., Ltd.	454,800	1,593,093
Yamaha Corp.	17,000	122,864
Yamato Holdings Co., Ltd.	174,200	2,274,303
Zeon Corp.	12,900	157,249
		98,637,494
Jersey — 2.0%
Glencore PLC	1,366,645	9,336,220
Luxembourg — 3.2%
ArcelorMittal SA	270,560	14,746,162
Netherlands — 5.5%
Akzo Nobel NV	62,033	4,360,376
Koninklijke Ahold Delhaize NV	414,012	16,175,085
NN Group NV	9,535	754,768
Randstad NV	75,405	2,691,270
Signify NV*	53,654	1,139,053
Stellantis NV	68,097	668,836
		25,789,388
New Zealand — 0.1%
Air New Zealand, Ltd.	204,739	71,499
Fletcher Building, Ltd.†	93,433	210,397
		281,896
Norway — 4.5%
Elkem ASA*	59,107	175,777
Equinor ASA	480,995	12,835,856
Telenor ASA	161,628	2,718,835
Yara International ASA	111,950	5,151,990
		20,882,458
Singapore — 0.8%
ComfortDelGro Corp., Ltd.	669,200	773,307
Hutchison Port Holdings Trust	1,950,100	448,523
Jardine Cycle & Carriage, Ltd.	13,500	337,367
JOYY, Inc. ADR	25,443	1,637,257

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
UOL Group, Ltd.	55,200	$ 470,378
Venture Corp., Ltd.	16,500	212,071
		3,878,903
Spain — 2.8%
Endesa SA	59,182	2,181,006
Mapfre SA	256,727	1,174,033
Naturgy Energy Group SA	14,148	444,078
Repsol SA	117,712	2,309,917
Telefonica SA	1,750,849	7,087,382
		13,196,416
Sweden — 2.3%
Electrolux AB, Class B†	240,138	1,935,123
Husqvarna AB, Class B	67,008	343,258
Peab AB, Class B	46,361	463,220
SKF AB, Class B	44,307	1,156,981
SSAB AB, Class A	464,620	3,863,010
Tele2 AB, Class B	123,844	2,265,549
Telefonaktiebolaget LM Ericsson, Class B	50,593	549,011
		10,576,152
Switzerland — 6.2%
Adecco Group AG	92,338	2,701,876
Nestle SA	5,240	497,734
Novartis AG	22,438	3,326,879
Roche Holding AG	48,663	22,076,339
		28,602,828
United Kingdom — 17.4%
Aberdeen Group PLC	614,177	1,827,050
British American Tobacco PLC	318,011	19,042,184
Burberry Group PLC†	50,342	757,052
Centrica PLC	1,416,325	3,700,666
Currys PLC	634,438	1,267,475
Evraz PLC†(1)	204,785	0
GSK PLC	578,587	14,856,433
Imperial Brands PLC	146,209	6,133,997
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
J Sainsbury PLC	108,668	$ 476,422
Johnson Matthey PLC	33,235	1,073,260
Kingfisher PLC	724,918	3,347,803
M&G PLC	1,073,891	4,546,506
Persimmon PLC	44,522	856,559
Shell PLC	31,244	1,194,511
Vodafone Group PLC	14,689,464	21,587,758
		80,667,676
Total Long-Term Investment Securities (cost $360,925,055)		459,180,018
REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.06% dated 01/30/2026, to be repurchased 02/02/2026 in the amount of $1,274,942 and collateralized by $1,304,200 of United States Treasury Notes, bearing interest at 2.75% due 04/30/2027 and having an approximate value of $1,300,327 (cost $1,274,829)	$ 1,274,829	1,274,829
TOTAL INVESTMENTS (cost $362,199,884)(2)	99.2%	460,454,847
Other assets less liabilities	0.8	3,866,897
NET ASSETS	100.0%	$464,321,744
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA PIMCO RAE International Value Portfolio has no right to demand registration of these securities. At January 31, 2026, the aggregate value of these securities was $5,897,878 representing 1.3% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
NASDAQ—National Association of Securities Dealers Automated Quotations
NASDAQ Helsinki—NASDAQ Helsinki

Industry Allocation*
Pharmaceuticals	14.9%
Chemicals	9.7
Telecommunications	8.4
Transportation	6.6
Food	5.9
Iron/Steel	5.8
Agriculture	5.4
Insurance	5.4
Oil & Gas	4.8
Auto Parts & Equipment	3.6
Retail	3.2
Real Estate	2.8
Mining	2.5
Electric	2.2
Commercial Services	2.1
Auto Manufacturers	1.7
Office/Business Equipment	1.4
Computers	1.3
Building Materials	1.1
Gas	1.1
Diversified Financial Services	0.8
Home Furnishings	0.7

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Industry Allocation*(continued)
Electrical Components & Equipment	0.7%
Engineering & Construction	0.7
Metal Fabricate/Hardware	0.7
Electronics	0.5
Banks	0.5
Apparel	0.5
Toys/Games/Hobbies	0.4
Home Builders	0.4
Hand/Machine Tools	0.4
Internet	0.3
Healthcare-Services	0.3
Packaging & Containers	0.3
Repurchase Agreements	0.3
Holding Companies-Diversified	0.2
Private Equity	0.2
Software	0.2
Beverages	0.2
Semiconductors	0.2
Cosmetics/Personal Care	0.2
Miscellaneous Manufacturing	0.1
Leisure Time	0.1
Distribution/Wholesale	0.1
REITS	0.1
Machinery-Diversified	0.1
Advertising	0.1
99.2%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
United Kingdom	$80,667,676	$—	$0	$80,667,676
Other Countries	378,512,342	—	—	378,512,342
Repurchase Agreements	—	1,274,829	—	1,274,829
Total Investments at Value	$459,180,018	$1,274,829	$0	$460,454,847
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 97.1%
Advertising — 0.9%
Neptune Bidco US, Inc.
9.29%, 04/15/2029*	$2,224,000	$ 2,283,617
Aerospace/Defense — 0.5%
ATI, Inc.
4.88%, 10/01/2029	734,000	731,746
5.13%, 10/01/2031	600,000	600,947
		1,332,693
Airlines — 1.4%
Air Canada
3.88%, 08/15/2026*	785,000	782,023
American Airlines, Inc.
8.50%, 05/15/2029*	1,620,000	1,690,457
United Airlines Holdings, Inc.
5.38%, 03/01/2031	240,000	242,383
United Airlines, Inc.
4.38%, 04/15/2026*	722,000	721,525
		3,436,388
Auto Parts & Equipment — 0.6%
American Axle & Manufacturing, Inc.
6.38%, 10/15/2032*	792,000	808,073
7.75%, 10/15/2033*	650,000	668,673
		1,476,746
Banks — 0.5%
Walker & Dunlop, Inc.
6.63%, 04/01/2033*	1,130,000	1,158,344
Biotechnology — 0.5%
BioMarin Pharmaceutical, Inc.
5.50%, 02/15/2034*	1,266,000	1,269,507
Building Materials — 0.5%
Standard Building Solutions, Inc.
5.88%, 03/15/2034*	206,000	205,800
Standard Industries, Inc.
3.38%, 01/15/2031*	1,010,000	932,068
		1,137,868
Chemicals — 1.6%
Consolidated Energy Finance SA
5.63%, 10/15/2028*	1,780,000	1,468,500
Methanex Corp.
5.13%, 10/15/2027	765,000	767,176
5.25%, 12/15/2029	66,000	66,381
Methanex US Operations, Inc.
6.25%, 03/15/2032*	635,000	654,822
Minerals Technologies, Inc.
5.00%, 07/01/2028*	1,001,000	993,492
		3,950,371
Coal — 0.2%
Warrior Met Coal, Inc.
7.88%, 12/01/2028*	505,000	513,838
Commercial Services — 5.8%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.38%, 03/01/2029*	655,000	638,738
8.25%, 01/15/2030*	270,000	279,446
8.38%, 06/15/2032*	398,000	409,434
Block, Inc.
6.00%, 08/15/2033*	25,000	25,537
6.50%, 05/15/2032	1,000,000	1,038,954
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Champions Financing, Inc.
8.75%, 02/15/2029*	$1,360,000	$ 1,319,288
EquipmentShare.com, Inc.
8.00%, 03/15/2033*	617,000	650,812
8.63%, 05/15/2032*	1,009,000	1,078,648
Garda World Security Corp.
6.50%, 01/15/2031*	1,335,000	1,368,459
Herc Holdings, Inc.
7.00%, 06/15/2030*	423,000	443,965
7.25%, 06/15/2033*	875,000	926,022
Hertz Corp.
4.63%, 12/01/2026*	379,000	357,949
12.63%, 07/15/2029*	405,000	407,669
Mobius Merger Sub, Inc.
9.00%, 06/01/2030*	1,637,000	966,117
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/2032*	1,207,000	1,231,372
Veritiv Operating Co.
10.50%, 11/30/2030*	1,205,000	1,290,250
VM Consolidated, Inc.
5.50%, 04/15/2029*	1,168,000	1,148,487
WEX, Inc.
6.50%, 03/15/2033*	1,037,000	1,058,424
		14,639,571
Computers — 0.3%
Seagate Data Storage Technology Pte, Ltd.
4.09%, 06/01/2029*	655,000	642,013
4.13%, 01/15/2031*	10,000	9,527
		651,540
Cosmetics/Personal Care — 1.0%
Edgewell Personal Care Co.
4.13%, 04/01/2029*	1,390,000	1,332,552
Perrigo Finance Unlimited Co.
6.13%, 09/30/2032	1,295,000	1,273,667
		2,606,219
Diversified Financial Services — 8.0%
Air Lease Corp.
4.13%, 12/15/2026(1)	515,000	510,206
4.65%, 06/15/2026(1)	802,000	798,039
Aircastle, Ltd.
5.25%, 06/15/2026*(1)	1,340,000	1,338,190
Ally Financial, Inc.
6.65%, 01/17/2040	150,000	149,951
6.70%, 02/14/2033	1,381,000	1,439,607
Bread Financial Holdings, Inc.
6.75%, 05/15/2031*	910,000	937,187
Burford Capital Global Finance LLC
6.25%, 04/15/2028*	912,000	910,237
Cobra AcquisitionCo LLC
6.38%, 11/01/2029*	1,825,000	1,594,593
Credit Acceptance Corp.
6.63%, 03/15/2030*	425,000	425,417
9.25%, 12/15/2028*	1,200,000	1,257,445
Focus Financial Partners LLC
6.75%, 09/15/2031*	1,300,000	1,330,849
goeasy, Ltd.
6.88%, 05/15/2030*	790,000	751,343
6.88%, 02/15/2031*	480,000	451,182
7.63%, 07/01/2029*	650,000	643,614
Jane Street Group/JSG Finance, Inc.
6.13%, 11/01/2032*	626,000	637,585

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
6.75%, 05/01/2033*	$ 333,000	$ 346,366
7.13%, 04/30/2031*	1,090,000	1,146,040
Phoenix Aviation Capital, Ltd.
9.25%, 07/15/2030*	1,255,000	1,315,271
Planet Financial Group LLC
10.50%, 12/15/2029*	1,564,000	1,624,974
Rfna LP
7.88%, 02/15/2030*	1,325,000	1,334,711
VFH Parent LLC/Valor Co.-Issuer, Inc.
7.50%, 06/15/2031*	1,275,000	1,335,681
		20,278,488
Electric — 4.8%
California Buyer, Ltd./Atlantica Sustainable Infrastructure PLC
6.38%, 02/15/2032*	1,117,000	1,113,866
Clearway Energy Operating LLC
3.75%, 01/15/2032*	1,431,000	1,317,087
NRG Energy, Inc.
3.63%, 02/15/2031*	850,000	794,071
5.25%, 06/15/2029*	1,054,000	1,057,140
5.75%, 01/15/2034*	250,000	251,658
6.00%, 01/15/2036*	200,000	202,087
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028*	1,645,000	1,629,164
Talen Energy Supply LLC
6.25%, 02/01/2034*	698,000	707,395
6.50%, 02/01/2036*	698,000	715,620
Vistra Operations Co. LLC
5.00%, 07/31/2027*	1,052,000	1,052,881
XPLR Infrastructure Operating Partners LP
7.25%, 01/15/2029*	2,227,000	2,298,006
7.75%, 04/15/2034*	537,000	547,389
8.38%, 01/15/2031*	348,000	365,546
		12,051,910
Electrical Components & Equipment — 0.7%
EnerSys
4.38%, 12/15/2027*	635,000	630,341
6.63%, 01/15/2032*	159,000	164,683
WESCO Distribution, Inc.
6.38%, 03/15/2033*	962,000	1,001,702
		1,796,726
Electronics — 0.9%
Imola Merger Corp.
4.75%, 05/15/2029*	1,340,000	1,318,462
TTM Technologies, Inc.
4.00%, 03/01/2029*	1,035,000	1,005,376
		2,323,838
Entertainment — 3.8%
Banijay Entertainment SASU
8.13%, 05/01/2029*	1,420,000	1,475,465
Flutter Treasury DAC
5.88%, 06/04/2031*	1,295,000	1,311,775
Light & Wonder International, Inc.
6.25%, 10/01/2033*	1,245,000	1,260,562
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.
8.00%, 08/01/2030*	1,525,000	1,464,578
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*	1,545,000	1,510,419
Security Description	Shares or Principal Amount	Value

Entertainment (continued)
Voyager Parent LLC
9.25%, 07/01/2032*	$1,555,000	$ 1,651,908
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	1,330,000	934,325
		9,609,032
Environmental Control — 0.8%
Clean Harbors, Inc.
5.75%, 10/15/2033*	1,230,000	1,256,630
GFL Environmental Holdings US, Inc.
5.50%, 02/01/2034*	765,000	766,761
		2,023,391
Food — 1.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.50%, 03/31/2031*	129,000	129,228
5.75%, 03/31/2034*	1,405,000	1,381,780
5.88%, 02/15/2028*	847,000	847,251
6.25%, 03/15/2033*	555,000	566,711
Performance Food Group, Inc.
5.50%, 10/15/2027*	835,000	835,453
		3,760,423
Healthcare-Products — 1.7%
Avantor Funding, Inc.
3.88%, 11/01/2029*	1,360,000	1,305,925
Insulet Corp.
6.50%, 04/01/2033*	1,202,000	1,250,926
Medline Borrower LP
3.88%, 04/01/2029*	1,326,000	1,296,457
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.25%, 04/01/2029*	375,000	387,042
		4,240,350
Healthcare-Services — 1.9%
Concentra Health Services, Inc.
6.88%, 07/15/2032*	1,248,000	1,306,662
Sotera Health Holdings LLC
7.38%, 06/01/2031*	1,084,000	1,140,601
Tenet Healthcare Corp.
5.50%, 11/15/2032*	1,499,000	1,514,433
6.00%, 11/15/2033*	885,000	910,693
		4,872,389
Home Builders — 1.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.88%, 08/01/2033*	1,315,000	1,326,727
Mattamy Group Corp.
4.63%, 03/01/2030*	322,000	314,415
6.00%, 12/15/2033*	1,210,000	1,188,908
		2,830,050
Insurance — 3.5%
Acrisure LLC/Acrisure Finance, Inc.
6.75%, 07/01/2032*	1,304,000	1,336,863
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
6.50%, 10/01/2031*	1,005,000	1,032,989
Asurion LLC & Asurion Co-Issuer, Inc.
8.00%, 12/31/2032*	2,285,000	2,387,378
Asurion LLC and Asurion Co-Issuer, Inc.
8.38%, 02/01/2034*	769,000	777,428

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 05/15/2031*	$ 811,000	$ 833,971
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC
7.25%, 02/15/2031*	1,210,000	1,251,468
Panther Escrow Issuer LLC
7.13%, 06/01/2031*	1,250,000	1,287,408
		8,907,505
Internet — 2.9%
Gen Digital, Inc.
6.25%, 04/01/2033*	295,000	296,422
6.75%, 09/30/2027*	437,000	440,651
7.13%, 09/30/2030*	275,000	281,853
GrubHub Holdings, Inc.
13.00%, 07/31/2030*(2)	1,520,835	1,244,555
ION Platform Finance US, Inc./ION Platform Finance SARL
4.63%, 05/01/2028*	1,350,000	1,259,746
5.75%, 05/15/2028*	1,110,000	1,052,465
Match Group Holdings II LLC
3.63%, 10/01/2031*	289,000	261,708
4.13%, 08/01/2030*	842,000	793,635
6.13%, 09/15/2033*	460,000	461,708
Wayfair LLC
6.75%, 11/15/2032*	1,235,000	1,276,461
		7,369,204
Investment Companies — 0.5%
HA Sustainable Infrastructure Capital, Inc.
6.75%, 07/15/2035	417,000	437,103
8.00%, 06/01/2056	775,000	812,975
		1,250,078
Iron/Steel — 2.3%
Cleveland-Cliffs, Inc.
6.25%, 10/01/2040	238,000	207,927
7.00%, 03/15/2032*	1,255,000	1,287,926
7.38%, 05/01/2033*	350,000	365,239
7.63%, 01/15/2034*	720,000	754,076
Commercial Metals Co.
3.88%, 02/15/2031	1,210,000	1,148,546
5.75%, 11/15/2033*	121,000	123,020
6.00%, 12/15/2035*	242,000	247,254
Mineral Resources, Ltd.
7.00%, 04/01/2031*	268,000	281,656
8.50%, 05/01/2030*	371,000	384,592
9.25%, 10/01/2028*	856,000	899,150
		5,699,386
Leisure Time — 2.3%
Carnival Corp.
5.75%, 08/01/2032*	1,410,000	1,448,104
6.13%, 02/15/2033*	475,000	488,636
NCL Corp., Ltd.
5.88%, 01/15/2031*	135,000	135,370
6.25%, 09/15/2033*	56,000	56,309
6.75%, 02/01/2032*	1,165,000	1,193,899
7.75%, 02/15/2029*	819,000	875,257
Security Description	Shares or Principal Amount	Value

Leisure Time (continued)
Royal Caribbean Cruises, Ltd.
6.00%, 02/01/2033*	$1,605,000	$ 1,654,450
		5,852,025
Lodging — 2.4%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031*	1,842,000	1,718,055
Melco Resorts Finance, Ltd.
5.38%, 12/04/2029*	757,000	749,190
5.75%, 07/21/2028*	304,000	303,969
Station Casinos LLC
6.63%, 03/15/2032*	1,534,000	1,569,023
Travel & Leisure Co.
4.50%, 12/01/2029*	52,000	50,690
6.13%, 09/01/2033*	1,620,000	1,637,208
		6,028,135
Media — 5.9%
Belo Corp.
7.75%, 06/01/2027	849,000	882,890
Cable One, Inc.
4.00%, 11/15/2030*	1,463,000	1,064,852
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 01/15/2034*	1,040,000	878,478
5.00%, 02/01/2028*	806,000	801,562
5.38%, 06/01/2029*	873,000	863,314
7.00%, 02/01/2033*	955,000	964,223
CSC Holdings LLC
4.13%, 12/01/2030*	695,000	421,451
4.50%, 11/15/2031*	206,000	124,963
6.50%, 02/01/2029*	1,470,000	941,237
11.75%, 01/31/2029*	340,000	247,916
Paramount Global
6.25%, 02/28/2057	794,000	721,548
6.38%, 03/30/2062	830,000	780,532
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	1,731,000	1,690,875
Sunrise FinCo I BV
4.88%, 07/15/2031*	1,220,000	1,168,540
Univision Communications, Inc.
7.38%, 06/30/2030*	424,000	429,556
8.50%, 07/31/2031*	1,500,000	1,564,286
9.38%, 08/01/2032*	565,000	608,311
Virgin Media Finance PLC
5.00%, 07/15/2030*	815,000	712,124
		14,866,658
Mining — 1.8%
Capstone Copper Corp.
6.75%, 03/31/2033*	1,220,000	1,264,198
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	1,260,000	1,217,412
Hudbay Minerals, Inc.
6.13%, 04/01/2029*	750,000	756,856
Novelis Corp.
6.38%, 08/15/2033*	1,232,000	1,254,958
		4,493,424
Miscellaneous Manufacturing — 0.3%
Entegris, Inc.
5.95%, 06/15/2030*	770,000	785,701

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas — 6.3%
Comstock Resources, Inc.
5.88%, 01/15/2030*	$ 498,000	$ 485,898
6.75%, 03/01/2029*	558,000	561,558
Crescent Energy Finance LLC
7.63%, 04/01/2032*	662,000	656,626
DBR Land Holdings LLC
6.25%, 12/01/2030*	905,000	927,064
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/2029*	308,000	308,074
6.00%, 02/01/2031*	1,165,000	1,125,077
6.25%, 04/15/2032*	270,000	258,955
7.25%, 02/15/2035*	640,000	619,286
Murphy Oil Corp.
6.50%, 02/15/2034	1,280,000	1,275,375
Northern Oil & Gas, Inc.
7.88%, 10/15/2033*	1,305,000	1,317,553
SM Energy Co.
8.63%, 11/01/2030*	735,000	777,355
9.63%, 06/15/2033*	570,000	623,401
Sunoco LP
5.63%, 03/15/2031*	130,000	130,797
5.88%, 03/15/2034*	1,085,000	1,087,889
7.25%, 05/01/2032*	865,000	914,843
Talos Production, Inc.
9.38%, 02/01/2031*	1,167,000	1,236,263
Valaris, Ltd.
8.38%, 04/30/2030*	1,222,000	1,276,880
Vital Energy, Inc.
7.88%, 04/15/2032*	1,270,000	1,263,566
Wildfire Intermediate Holdings LLC
7.50%, 10/15/2029*	1,065,000	1,079,682
		15,926,142
Oil & Gas Services — 1.9%
Archrock Partners LP/Archrock Partners Finance Corp.
6.63%, 09/01/2032*	830,000	860,376
Archrock Services LP/Archrock Partners Finance Corp.
6.00%, 02/01/2034*	740,000	739,442
Kodiak Gas Services LLC
6.50%, 10/01/2033*	234,000	239,682
6.75%, 10/01/2035*	240,000	247,986
7.25%, 02/15/2029*	1,255,000	1,301,705
WBI Operating LLC
6.25%, 10/15/2030*	755,000	760,662
6.50%, 10/15/2033*	530,000	535,008
		4,684,861
Packaging & Containers — 2.4%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
6.25%, 01/30/2031*	1,025,000	1,053,363
Clydesdale Acquisition Holdings, Inc.
6.75%, 04/15/2032*	240,000	241,873
8.75%, 04/15/2030*	1,287,000	1,287,922
Crown Americas LLC
5.25%, 04/01/2030	770,000	785,596
5.88%, 06/01/2033*	520,000	531,868
Iris Holding, Inc.
10.00%, 12/15/2028*	1,405,000	1,269,627
Silgan Holdings, Inc.
4.13%, 02/01/2028	994,000	985,162
		6,155,411
Security Description	Shares or Principal Amount	Value

Pharmaceuticals — 1.6%
HLF Financing Sarl LLC/Herbalife International, Inc.
4.88%, 06/01/2029*	$1,363,000	$ 1,293,475
12.25%, 04/15/2029*	1,445,000	1,553,590
Teva Pharmaceutical Finance Netherlands III BV
6.00%, 12/01/2032	625,000	654,244
Teva Pharmaceutical Finance Netherlands IV BV
5.75%, 12/01/2030	625,000	647,179
		4,148,488
Pipelines — 7.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/2028*	521,000	521,207
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.38%, 06/30/2033*	1,229,000	1,263,809
8.63%, 03/15/2029*	505,000	528,141
Excelerate Energy LP
8.00%, 05/15/2030*	1,220,000	1,304,645
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/2032	450,000	469,581
8.00%, 05/15/2033	395,000	412,246
8.88%, 04/15/2030	1,177,000	1,238,685
Harvest Midstream I LP
7.50%, 09/01/2028*	1,978,000	2,005,184
7.50%, 05/15/2032*	248,000	259,037
Howard Midstream Energy Partners LLC
6.63%, 01/15/2034*	910,000	934,024
7.38%, 07/15/2032*	655,000	691,880
ITT Holdings LLC
6.50%, 08/01/2029*	2,280,000	2,198,128
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/2029*	769,000	798,014
8.38%, 02/15/2032*	808,000	845,700
NuStar Logistics LP
6.38%, 10/01/2030	367,000	384,524
Venture Global LNG, Inc.
8.38%, 06/01/2031*	2,481,000	2,537,604
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030*	71,000	73,080
6.50%, 06/15/2034*	357,000	369,720
7.50%, 05/01/2033*	180,000	197,346
7.75%, 05/01/2035*	1,035,000	1,154,132
		18,186,687
Real Estate — 1.4%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028*	1,238,000	1,245,754
Greystar Real Estate Partners LLC
7.75%, 09/01/2030*	748,000	789,433
Kennedy-Wilson, Inc.
4.75%, 03/01/2029	1,427,000	1,396,396
		3,431,583
REITS — 2.5%
Arbor Realty SR, Inc.
7.88%, 07/15/2030*	1,685,000	1,545,731
Blackstone Mtg. Trust, Inc.
7.75%, 12/01/2029*	1,194,000	1,279,873
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	513,000	510,192
4.75%, 06/15/2029*	425,000	421,453
7.00%, 07/15/2031*	237,000	251,429

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
Service Properties Trust
Zero Coupon, 09/30/2028*	$ 54,000	$ 48,884
5.50%, 12/15/2027	421,000	417,694
8.38%, 06/15/2029	590,000	597,071
8.88%, 06/15/2032	255,000	253,107
Starwood Property Trust, Inc.
6.50%, 07/01/2030*	1,025,000	1,067,399
		6,392,833
Retail — 4.0%
Brinker International, Inc.
8.25%, 07/15/2030*	844,000	891,024
FirstCash, Inc.
4.63%, 09/01/2028*	1,240,000	1,230,936
5.63%, 01/01/2030*	32,000	32,150
6.88%, 03/01/2032*	68,000	70,686
Kohl's Corp.
5.13%, 05/01/2031	711,000	608,678
LBM Acquisition LLC
6.25%, 01/15/2029*	1,295,000	1,195,774
9.50%, 06/15/2031*	705,000	742,449
Murphy Oil USA, Inc.
3.75%, 02/15/2031*	280,000	263,002
4.75%, 09/15/2029	785,000	781,158
Park River Holdings, Inc.
8.00%, 03/15/2031*	814,000	838,799
8.75%, 12/31/2030*	529,557	525,983
Petco Health & Wellness Co., Inc.
8.25%, 02/01/2031*	840,000	842,200
PetSmart LLC/PetSmart Finance Corp.
7.50%, 09/15/2032*	395,000	405,057
10.00%, 09/15/2033*	920,000	957,313
QXO Building Products, Inc.
6.75%, 04/30/2032*	741,000	763,586
		10,148,795
Semiconductors — 0.3%
Amkor Technology, Inc.
5.88%, 10/01/2033*	795,000	810,188
Software — 1.7%
Capstone Borrower, Inc.
8.00%, 06/15/2030*	871,000	809,771
Cloud Software Group, Inc.
6.50%, 03/31/2029*	1,267,000	1,259,104
6.63%, 08/15/2033*	1,095,000	1,049,652
Open Text Corp.
3.88%, 12/01/2029*	690,000	640,444
Rackspace Finance LLC
3.50%, 05/15/2028*	2,087,700	542,802
		4,301,773
Telecommunications — 5.9%
Altice Financing SA
5.00%, 01/15/2028*	3,805,000	2,762,346
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/2055	838,000	868,225
7.00%, 09/15/2055	635,000	666,007
C&W Senior Finance, Ltd.
9.00%, 01/15/2033*	910,000	946,431
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
Connect Finco SARL/Connect US Finco LLC
9.00%, 09/15/2029*	$ 855,000	$ 907,469
Iliad Holding SAS
7.00%, 04/15/2032*	1,225,000	1,255,576
Iliad Holding SASU
8.50%, 04/15/2031*	819,000	877,002
Rogers Communications, Inc.
7.00%, 04/15/2055	504,000	522,785
7.13%, 04/15/2055	755,000	791,729
Sable International Finance, Ltd.
7.13%, 10/15/2032*	1,331,000	1,345,634
Viasat, Inc.
7.50%, 05/30/2031*	1,056,000	1,025,484
Vmed O2 UK Financing I PLC
7.75%, 04/15/2032*	1,444,000	1,485,002
Zayo Group Holdings, Inc.
9.25%, 03/09/2030*(2)	244,099	238,352
13.75%, 09/09/2030*(2)	1,402,552	1,287,739
		14,979,781
Transportation — 1.0%
Star Leasing Co. LLC
7.63%, 02/15/2030*	1,276,000	1,221,126
Stonepeak Nile Parent LLC
7.25%, 03/15/2032*	1,293,000	1,365,918
		2,587,044
Total Corporate Bonds & Notes (cost $244,977,429)		245,249,001
ESCROWS AND LITIGATION TRUSTS — 0.0%
Hi-Crush, Inc. (3) (cost $0)	142	0
Total Long-Term Investment Securities (cost $244,977,429)		245,249,001
SHORT-TERM INVESTMENTS — 2.5%
Unaffiliated Investment Companies — 2.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.65%(4) (cost $6,429,316)	6,429,316	6,429,316
TOTAL INVESTMENTS (cost $251,406,745)(5)	99.6%	251,678,317
Other assets less liabilities	0.4	1,011,100
NET ASSETS	100.0%	$252,689,417
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA PineBridge High-Yield Bond Portfolio has no right to demand registration of these securities. At January 31, 2026, the aggregate value of these securities was $217,948,656 representing 86.3% of net assets.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	PIK (“Payment-in-Kind”) security – Income may be paid in additional securities and/or cash at the discretion of the issuer.
(3)	Securities classified as Level 3 (see Note 2).
(4)	The rate shown is the 7-day yield as of January 31, 2026.
(5)	See Note 4 for cost of investments on a tax basis.
DAC—Designated Activity Company

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$245,249,001	$—	$245,249,001
Escrows and Litigation Trusts	—	—	0	0
Short-Term Investments	6,429,316	—	—	6,429,316
Total Investments at Value	$6,429,316	$245,249,001	$0	$251,678,317
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Corporate Bonds & Notes	Common Stocks	Escrows and Litigation Trusts
Balance as of January 31, 2025	$2,089,284	$812,666	$—
Accrued Discounts	—	—	—
Accrued Premiums	—	—	—
Realized Gain	218,493	1,320,080	—
Realized Loss	—	—	—
Change in unrealized appreciation(1)	—	—	—
Change in unrealized depreciation(1)	(105,953)	(317,884)	—
Net purchases	—	—	0
Net sales	(2,201,824)	(1,814,862)	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of January 31, 2026	$—	$—	$0
(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at January 31, 2026 includes:
Corporate Bonds & Notes	Common Stocks	Escrows and Litigation Trusts
$—	$—	$—
Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at January 31, 2026.
See Notes to Financial Statements

SunAmerica Series Trust SA Putnam International Value Portfolio^
PORTFOLIO OF INVESTMENTS — January 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.0%
Australia — 6.4%
ANZ Group Holdings, Ltd.	190,651	$ 4,872,287
Mirvac Group	1,497,685	2,085,827
Qantas Airways, Ltd.	682,175	4,783,579
QBE Insurance Group, Ltd.	441,398	6,067,436
Telstra Group, Ltd.	1,238,125	4,207,383
		22,016,512
Canada — 1.8%
Cenovus Energy, Inc.	318,941	6,293,794
Denmark — 1.1%
Novo Nordisk A/S, Class B	67,114	3,936,603
France — 11.3%
Alstom SA†	226,716	7,261,293
AXA SA	161,057	7,336,627
BNP Paribas SA	97,053	10,491,806
Cie de Saint-Gobain SA	41,718	4,115,263
Sanofi SA	61,902	5,811,340
Thales SA	13,180	3,999,464
		39,015,793
Germany — 9.2%
Bayer AG	93,129	4,918,997
Deutsche Post AG	61,170	3,431,071
Deutsche Telekom AG	148,488	4,958,207
E.ON SE	218,110	4,618,756
LANXESS AG	76,809	1,589,655
Muenchener Rueckversicherungs-Gesellschaft AG	9,779	5,939,502
Siemens AG	20,264	6,156,306
		31,612,494
Ireland — 5.0%
AIB Group PLC	630,700	7,064,820
Cairn Homes PLC	1,182,481	2,929,455
CRH PLC	59,330	7,214,030
		17,208,305
Italy — 1.9%
Enel SpA	590,724	6,517,596
Japan — 18.7%
Asahi Group Holdings, Ltd.	244,800	2,550,659
Asics Corp.	169,700	4,073,633
Hoya Corp.	37,400	6,251,861
ITOCHU Corp.	313,700	3,995,236
KDDI Corp.	167,400	2,819,386
MatsukiyoCocokara & Co.	170,500	2,730,027
Minebea Mitsumi, Inc.	144,100	2,919,059
Mitsubishi Corp.	286,700	7,589,881
Mitsubishi UFJ Financial Group, Inc.	661,700	11,991,068
Pan Pacific International Holdings Corp.	210,500	1,245,780
Resona Holdings, Inc.	350,500	4,052,854
Sony Group Corp.	143,000	3,191,535
Sumitomo Mitsui Financial Group, Inc.	234,400	8,287,909
Yamazaki Baking Co., Ltd.	139,600	2,944,265
		64,643,153
Jersey — 1.8%
Glencore PLC	887,782	6,064,873
Netherlands — 9.0%
Airbus SE	18,499	4,240,833
Argenx SE†	3,217	2,683,779
ASR Nederland NV	83,241	6,036,611
Security Description	Shares or Principal Amount	Value

Netherlands (continued)
ING Groep NV	430,620	$ 12,669,002
Magnum Ice Cream Co. NV†	18,091	321,534
Stellantis NV	154,088	1,513,423
STMicroelectronics NV	120,408	3,401,864
		30,867,046
South Africa — 0.1%
Valterra Platinum, Ltd.	3,793	347,740
Spain — 2.3%
CaixaBank SA	597,580	7,901,546
Switzerland — 2.5%
ABB, Ltd.	49,543	4,272,086
Partners Group Holding AG	3,179	4,317,897
		8,589,983
United Kingdom — 24.8%
Anglo American PLC	39,585	1,845,982
Ashtead Group PLC	28,828	1,848,872
AstraZeneca PLC	18,191	3,385,266
Barclays PLC	1,803,984	12,001,760
Coca-Cola Europacific Partners PLC	53,550	4,910,535
Compass Group PLC	66,901	2,002,067
HSBC Holdings PLC	772,653	13,590,020
Imperial Brands PLC	108,206	4,539,632
JD Sports Fashion PLC	1,348,186	1,508,670
London Stock Exchange Group PLC	24,495	2,722,311
Prudential PLC	288,978	4,762,872
Segro PLC	314,621	3,265,862
Shell PLC	403,001	15,407,417
Tesco PLC	843,295	4,906,481
Unilever PLC	80,405	5,448,760
Vodafone Group PLC	2,282,505	3,354,388
		85,500,895
United States — 1.1%
Ferguson Enterprises, Inc.	14,626	3,690,488
Total Long-Term Investment Securities (cost $224,944,733)		334,206,821
SHORT-TERM INVESTMENTS — 2.8%
Sovereign — 2.7%
Federal Home Loan Bank Disc. Notes 3.52%, 02/02/2026	$9,269,000	9,266,312
U.S. Government — 0.1%
United States Treasury Bills
3.33%, 04/23/2026	200,000	198,412
3.49%, 07/16/2026	200,000	196,784
		395,196
Total Short-Term Investments (cost $9,662,988)		9,661,508
TOTAL INVESTMENTS (cost $234,607,721)(1)	99.8%	343,868,329
Other assets less liabilities	0.2	832,607
NET ASSETS	100.0%	$344,700,936
^	Prior to April 28, 2025, the Portfolio was known as SA Putnam International Growth and Income Portfolio.
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

SunAmerica Series Trust SA Putnam International Value Portfolio^
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	CAD	316,600	USD	228,847	04/15/2026	$ —	$ (4,373)
	EUR	873,600	USD	1,031,757	03/17/2026	—	(5,815)
	GBP	2,449,200	USD	3,289,697	03/17/2026	—	(61,490)
	USD	2,494,308	CHF	1,959,400	03/17/2026	51,769	—
	USD	71,427	DKK	451,300	03/17/2026	378	—
	USD	1,900,252	JPY	290,951,400	02/12/2026	—	(18,799)
						52,147	(90,477)
Barclays Bank PLC	GBP	1,862,100	USD	2,501,089	03/17/2026	—	(46,782)
	NOK	652,500	USD	64,725	03/17/2026	—	(3,015)
	USD	1,591,258	CHF	1,249,900	03/17/2026	32,883	—
	USD	878,331	EUR	743,700	03/17/2026	4,959	—
	USD	1,542,753	ILS	4,856,400	04/15/2026	25,112	—
	USD	594,769	SEK	5,471,100	03/17/2026	20,749	—
						83,703	(49,797)
Citibank, N.A.	CAD	689,200	USD	498,163	04/15/2026	—	(9,528)
	CHF	757,500	USD	962,600	03/17/2026	—	(21,708)
	DKK	5,542,500	USD	871,233	03/17/2026	—	(10,616)
	GBP	1,462,700	USD	1,964,628	03/17/2026	—	(36,753)
	JPY	130,028,800	USD	849,186	02/12/2026	8,347	—
	NOK	3,245,800	USD	321,988	03/17/2026	—	(14,979)
	USD	189,687	AUD	283,900	04/15/2026	7,961	—
	USD	1,110,187	CHF	872,100	03/17/2026	23,034	—
	USD	740,581	CNH	5,228,700	02/11/2026	10,962	—
	USD	2,630,586	DKK	16,622,300	03/17/2026	14,134	—
	USD	3,256,636	EUR	2,758,700	03/17/2026	19,864	—
	USD	2,583,857	GBP	1,929,300	03/17/2026	55,962	—
						140,264	(93,584)
Goldman Sachs International	AUD	1,675,800	USD	1,119,568	04/15/2026	—	(47,108)
	CNH	12,220,600	USD	1,736,738	02/11/2026	—	(19,781)
	EUR	937,800	USD	1,106,959	03/17/2026	—	(6,863)
	GBP	7,134,200	USD	9,591,647	03/17/2026	—	(169,925)
	USD	604,922	CAD	836,900	04/15/2026	11,571	—
	USD	1,141,697	CHF	896,700	03/17/2026	23,490	—
	USD	2,373,471	GBP	1,765,300	03/17/2026	41,951	—
	USD	823,006	ILS	2,590,600	04/15/2026	13,357	—
	USD	3,414,637	JPY	526,783,500	02/12/2026	—	(8,162)
	USD	865,763	KRW	1,252,455,400	02/11/2026	—	(2,234)
	USD	2,455,758	SEK	22,587,900	03/17/2026	85,458	—
	USD	4,430,779	SGD	5,717,500	02/11/2026	66,265	—
						242,092	(254,073)
HSBC Bank PLC	CAD	153,100	USD	110,787	04/15/2026	—	(1,993)
	EUR	818,500	USD	962,368	03/17/2026	—	(9,762)
	GBP	5,685,300	USD	7,636,012	03/17/2026	—	(143,061)
	USD	1,348,323	AUD	2,006,400	04/15/2026	48,514	—
	USD	2,974,929	CHF	2,337,200	03/17/2026	62,067	—
	USD	1,090,611	CNH	7,699,800	02/11/2026	16,114	—
	USD	101,279	DKK	639,900	03/17/2026	534	—
	USD	1,672,998	EUR	1,416,600	03/17/2026	9,494	—
	USD	654,904	HKD	5,082,300	02/11/2026	—	(4,095)
	USD	9,227,652	JPY	1,421,886,900	02/12/2026	—	(32,940)
						136,723	(191,851)
JPMorgan Chase Bank, N.A.	CAD	897,100	USD	648,429	04/15/2026	—	(12,409)
	GBP	2,590,100	USD	3,478,705	03/17/2026	—	(65,273)
	JPY	160,301,500	USD	1,041,100	02/12/2026	4,502	—
	KRW	1,256,013,600	USD	867,712	02/11/2026	1,731	—
	USD	7,237,856	CHF	5,684,700	03/17/2026	148,936	—
	USD	822,651	JPY	125,958,500	02/12/2026	—	(8,134)

SunAmerica Series Trust SA Putnam International Value Portfolio^
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	512,016	NZD	890,000	04/15/2026	$ 25,257	$ —
	USD	515,475	SGD	665,100	02/11/2026	7,652	—
						188,078	(85,816)
Morgan Stanley & Co. International PLC	AUD	1,106,200	USD	743,367	04/15/2026	—	(26,759)
	CAD	931,500	USD	674,048	04/15/2026	—	(12,131)
	CHF	931,400	USD	1,182,526	03/17/2026	—	(27,751)
	DKK	26,645,300	USD	4,210,212	03/17/2026	—	(29,234)
	EUR	7,189,500	USD	8,477,703	03/17/2026	—	(61,245)
	GBP	5,461,900	USD	7,294,754	03/17/2026	—	(178,646)
	USD	1,785,868	CHF	1,407,200	03/17/2026	42,671	—
	USD	655,255	CZK	13,534,700	03/17/2026	4,193	—
	USD	3,373,922	EUR	2,871,600	03/17/2026	36,669	—
	USD	547,723	JPY	84,282,300	02/12/2026	—	(2,707)
	USD	2,679,069	NOK	27,180,000	03/17/2026	142,656	—
						226,189	(338,473)
State Street Bank & Trust Co.	AUD	1,038,300	USD	697,776	04/15/2026	—	(25,079)
	CAD	591,300	USD	427,863	04/15/2026	—	(7,711)
	EUR	1,017,700	USD	1,191,027	03/17/2026	—	(17,692)
	USD	5,325,595	CHF	4,196,500	03/17/2026	127,406	—
	USD	608,388	DKK	3,850,300	03/17/2026	4,221	—
	USD	7,946,713	EUR	6,739,700	03/17/2026	58,009	—
	USD	2,738,688	HKD	21,250,300	02/11/2026	—	(17,502)
	USD	1,125,794	ILS	3,531,300	04/15/2026	14,270	—
	USD	383,177	SEK	3,540,600	03/17/2026	15,153	—
						219,059	(67,984)
Toronto Dominion Bank	CAD	2,174,400	USD	1,573,326	04/15/2026	—	(28,421)
	USD	517,665	AUD	770,300	04/15/2026	18,611	—
	USD	154,369	CAD	212,700	04/15/2026	2,314	—
	USD	152,655	CHF	120,300	03/17/2026	3,665	—
	USD	1,958,325	GBP	1,466,800	03/17/2026	48,666	—
	USD	2,808,779	HKD	21,794,300	02/11/2026	—	(17,932)
	USD	6,570,679	SEK	60,718,000	03/17/2026	260,303	—
						333,559	(46,353)
UBS AG	CAD	830,900	USD	601,232	04/15/2026	—	(10,841)
	CHF	3,266,400	USD	4,145,388	03/17/2026	—	(99,026)
	EUR	1,429,800	USD	1,685,849	03/17/2026	—	(12,321)
	GBP	2,409,900	USD	3,217,409	03/17/2026	—	(80,005)
	JPY	338,034,600	USD	2,186,718	02/12/2026	798	—
	USD	711,206	AUD	1,046,300	04/15/2026	17,218	—
	USD	453,075	HKD	3,516,000	02/11/2026	—	(2,837)
	USD	1,284,075	JPY	200,612,400	02/12/2026	13,197	—
						31,213	(205,030)
Westpac Banking Corp.	CAD	1,623,200	USD	1,173,294	04/15/2026	—	(22,417)
	EUR	8,082,300	USD	9,517,227	03/17/2026	—	(82,097)
	USD	79,974	AUD	119,700	04/15/2026	3,360	—
	USD	3,938,200	CHF	3,103,400	03/17/2026	94,409	—
	USD	3,144,322	GBP	2,355,100	03/17/2026	78,110	—
	USD	555,531	SEK	5,133,300	03/17/2026	21,983	—
	USD	922,917	SGD	1,189,500	02/11/2026	12,672	—
						210,534	(104,514)
Unrealized Appreciation (Depreciation)						$1,863,561	$(1,527,952)
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
CNH—Yuan Renminbi Offshore
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
ILS—Israeli New Sheqel
JPY—Japanese Yen
KRW—South Korean Won

SunAmerica Series Trust SA Putnam International Value Portfolio^
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

NOK—Norwegian Krone
NZD—New Zealand Dollar
SEK—Swedish Krona
SGD—Singapore Dollar
USD—United States Dollar
Industry Allocation*
Banks	26.9%
Insurance	8.8
Oil & Gas	6.3
Pharmaceuticals	5.2
Telecommunications	4.4
Miscellaneous Manufacturing	3.9
Distribution/Wholesale	3.4
Building Materials	3.3
Electric	3.3
Short-Term Investments	2.8
Retail	2.7
Electronics	2.6
Mining	2.4
Aerospace/Defense	2.4
Food	2.3
Beverages	2.1
Cosmetics/Personal Care	1.6
REITS	1.6
Airlines	1.4
Agriculture	1.3
Private Equity	1.3
Electrical Components & Equipment	1.2
Apparel	1.2
Transportation	1.0
Semiconductors	1.0
Home Furnishings	0.9
Home Builders	0.9
Diversified Financial Services	0.8
Biotechnology	0.8
Food Service	0.6
Commercial Services	0.5
Chemicals	0.5
Auto Manufacturers	0.4
99.8%

^	Prior to April 28, 2025, the Portfolio was known as SA Putnam International Growth and Income Portfolio.
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$334,206,821	$—	$—	$334,206,821
Short-Term Investments	—	9,661,508	—	9,661,508
Total Investments at Value	$334,206,821	$9,661,508	$—	$343,868,329
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$1,863,561	$—	$1,863,561
LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$1,527,952	$—	$1,527,952
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 44.6%
Australia — 0.2%
ANZ Group Holdings, Ltd.	2,037	$ 52,058
Aristocrat Leisure, Ltd.	502	18,723
Atlassian Corp., Class A†	80	9,454
BHP Group, Ltd.†	6,451	227,168
Brambles, Ltd.	2,773	43,254
Cochlear, Ltd.	85	15,928
Coles Group, Ltd.	1,130	16,745
Commonwealth Bank of Australia	880	91,526
CSL, Ltd.	307	38,784
Evolution Mining, Ltd.	2,135	21,869
Goodman Group	747	15,985
Macquarie Group, Ltd.	309	45,655
National Australia Bank, Ltd.	1,717	51,855
Northern Star Resources, Ltd.	1,225	24,687
Rio Tinto, Ltd.	347	36,620
Santos, Ltd.	3,191	15,577
Telstra Group, Ltd.	14,502	49,280
Wesfarmers, Ltd.	854	49,573
Westpac Banking Corp.	2,483	67,121
WiseTech Global, Ltd.	220	8,885
Woodside Energy Group, Ltd.	1,796	31,729
Woolworths Group, Ltd.	1,140	24,561
		957,037
Austria — 0.3%
Erste Group Bank AG	9,054	1,175,171
OMV AG	637	37,791
		1,212,962
Belgium — 0.0%
Anheuser-Busch InBev SA NV	630	44,866
KBC Group NV	409	57,644
UCB SA	34	10,293
		112,803
Bermuda — 0.0%
Axis Capital Holdings, Ltd.	276	28,478
Canada — 1.2%
Agnico Eagle Mines, Ltd.	474	90,104
Alamos Gold, Inc., Class A	1,287	47,694
B2Gold Corp.	7,142	34,775
Bank of Montreal	923	125,654
Bank of Nova Scotia	604	45,156
Barrick Mining Corp.	683	31,219
Brookfield Asset Management, Ltd., Class A	476	23,649
Brookfield Corp.	1,337	60,946
Cameco Corp.	858	106,118
Canadian Imperial Bank of Commerce	320	29,574
Canadian National Railway Co.	296	28,475
Canadian Natural Resources, Ltd.	2,037	75,741
Canadian Pacific Kansas City, Ltd.	937	69,653
Celestica, Inc.†	186	52,267
Cenovus Energy, Inc.	515	10,163
Constellation Software, Inc.	32	59,057
Dollarama, Inc.	746	100,533
Enbridge, Inc.	4,114	200,828
Fairfax Financial Holdings, Ltd.	20	33,006
Franco-Nevada Corp.	496	116,106
Gildan Activewear, Inc.	1,166	75,758
Great-West Lifeco, Inc.	824	38,572
HudBay Minerals, Inc.	1,429	33,845
Hydro One, Ltd.*	2,626	103,813
Security Description	Shares or Principal Amount	Value

Canada (continued)
Kinross Gold Corp. (NYSE)	16,097	$ 508,021
Kinross Gold Corp. (TSX)	2,242	70,603
Loblaw Cos., Ltd.	3,051	137,286
Manulife Financial Corp.	3,470	132,184
Metro, Inc.	857	56,890
National Bank of Canada	693	82,576
Royal Bank of Canada	1,931	321,519
Shopify, Inc., Class A†	1,261	165,481
Shopify, Inc., Class A (TSX)†	1,486	194,987
Stantec, Inc.	397	39,343
Sun Life Financial, Inc.	515	32,451
Suncor Energy, Inc.	1,082	57,189
TC Energy Corp.	743	43,566
Toronto-Dominion Bank	14,199	1,327,041
Waste Connections, Inc.	95	15,893
Waste Connections, Inc. (NYSE)	133	22,291
		4,800,027
Cayman Islands — 0.0%
Bilibili, Inc. ADR†	1,160	39,486
Credo Technology Group Holding, Ltd.†	1,025	128,412
		167,898
China — 1.0%
Contemporary Amperex Technology Co., Ltd., Class A	21,800	1,098,079
Shenzhen Inovance Technology Co., Ltd., Class A	63,100	677,722
Tencent Holdings, Ltd.	18,900	1,466,110
Tencent Music Entertainment Group ADR	42,789	718,000
Xiaomi Corp., Class B*†	6,200	28,174
		3,988,085
Curacao — 0.0%
SLB, Ltd.	627	30,334
Denmark — 0.3%
Carlsberg A/S, Class B	54	7,311
Danske Bank A/S	1,024	52,254
DSV A/S	172	48,294
Novo Nordisk A/S, Class B	3,667	215,090
Novonesis (Novozymes), Class B	394	24,120
Vestas Wind Systems A/S	27,542	837,798
		1,184,867
Finland — 0.1%
Konecranes OYJ	460	54,172
Metso Oyj	2,201	43,087
Nokia Oyj	10,367	66,653
Nordea Bank Abp (NASDAQ Helsinki)	676	13,073
Nordea Bank Abp (NASDAQ Stockholm)	1,758	33,927
Orion Oyj, Class B	884	72,983
UPM-Kymmene Oyj	451	12,493
Wartsila OYJ Abp	229	9,283
		305,671
France — 1.3%
Accor SA	329	17,884
Air Liquide SA	646	120,940
Alstom SA†	747	23,925
AXA SA	3,217	146,544
BNP Paribas SA	1,486	160,642
Carrefour SA	454	7,448
Cie de Saint-Gobain SA	889	87,695
Danone SA	474	36,993
Eiffage SA	263	38,953

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Engie SA	1,259	$ 37,458
EssilorLuxottica SA	475	145,208
Gaztransport Et Technigaz SA	586	126,073
Hermes International S.C.A.	38	91,393
Kering SA	27	8,454
Legrand SA	7,369	1,179,204
L'Oreal SA	315	144,500
LVMH Moet Hennessy Louis Vuitton SE	1,609	1,043,063
Nexans SA	182	28,671
Orange SA	1,022	18,922
Pernod Ricard SA	245	21,804
Publicis Groupe SA	79	7,885
Rexel SA	410	17,272
Safran SA	466	166,264
Sanofi SA	1,031	96,790
Schneider Electric SE	4,439	1,274,926
Societe Generale SA	944	82,580
TotalEnergies SE	2,939	213,031
Vinci SA	958	137,574
		5,482,096
Germany — 1.4%
Allianz SE	547	241,070
BASF SE	552	30,072
Bayer AG	497	26,251
Beiersdorf AG	5,280	628,681
Commerzbank AG	1,222	50,248
Daimler Truck Holding AG	486	23,596
Delivery Hero SE*†	371	10,378
Deutsche Bank AG	1,090	43,025
Deutsche Boerse AG	33	8,344
Deutsche Lufthansa AG	3,429	35,362
Deutsche Post AG	505	28,326
Deutsche Telekom AG	7,384	246,561
E.ON SE	5,306	112,361
Fresenius Medical Care AG	134	6,021
Hannover Rueck SE	57	16,134
Heidelberg Materials AG	403	110,491
Henkel AG & Co. KGaA (Preference Shares)	181	15,911
HOCHTIEF AG	380	159,814
Infineon Technologies AG	804	39,655
Mercedes-Benz Group AG	407	27,880
Muenchener Rueckversicherungs-Gesellschaft AG	200	121,475
Rheinmetall AG	58	122,479
RWE AG	697	44,218
SAP SE	8,040	1,625,473
Sartorius AG (Preference Shares)	11	3,075
Siemens AG	5,103	1,550,317
Siemens Energy AG†	1,437	246,219
Symrise AG	173	14,572
		5,588,009
Greece — 0.0%
Eurobank SA†	5,065	24,826
Hong Kong — 0.1%
AIA Group, Ltd.	14,400	166,542
BOC Hong Kong Holdings, Ltd.	3,500	18,476
CK Asset Holdings, Ltd.	3,500	20,537
CK Hutchison Holdings, Ltd.	2,500	20,241
Futu Holdings, Ltd. ADR†	174	28,287
Galaxy Entertainment Group, Ltd.	1,000	5,095
Hong Kong & China Gas Co., Ltd.	6,735	6,354
Security Description	Shares or Principal Amount	Value

Hong Kong (continued)
Hong Kong Exchanges & Clearing, Ltd.	1,800	$ 99,584
Techtronic Industries Co., Ltd.	1,500	20,449
		385,565
India — 0.2%
HDFC Bank, Ltd. ADR	28,052	908,324
Indonesia — 0.1%
Bank Central Asia Tbk PT	1,199,900	529,000
Ireland — 0.5%
Accenture PLC, Class A	666	175,584
Allegion PLC	160	26,462
Aon PLC, Class A	245	85,662
CRH PLC	1,813	221,929
Eaton Corp. PLC	573	201,364
Flutter Entertainment PLC†	93	15,226
Johnson Controls International PLC	1,290	153,845
Linde PLC	604	276,010
Medtronic PLC	2,169	223,320
nVent Electric PLC	470	52,762
Pentair PLC	399	42,043
Seagate Technology Holdings PLC	305	124,346
Smurfit WestRock PLC	357	14,862
TE Connectivity PLC	1,877	418,158
Trane Technologies PLC	160	67,293
Willis Towers Watson PLC	86	27,303
		2,126,169
Italy — 0.3%
BPER Banca SpA	680	9,556
Enel SpA	4,792	52,871
Eni SpA	5,076	103,646
Generali	2,171	88,499
Intesa Sanpaolo SpA	23,103	163,380
Italgas SpA	12,720	152,435
Mediobanca Banca di Credito Finanziario SpA	1,311	27,397
Poste Italiane SpA*	1,683	44,288
Prysmian SpA	589	70,131
Recordati Industria Chimica e Farmaceutica SpA	355	19,500
Terna - Rete Elettrica Nazionale	11,874	128,447
UniCredit SpA	2,261	196,851
		1,057,001
Japan — 3.5%
Advantest Corp.	1,000	164,804
Aeon Co., Ltd.	500	6,833
Aisin Corp.	1,200	21,428
Ajinomoto Co., Inc.	2,700	61,411
Asahi Group Holdings, Ltd.	1,300	13,545
Asics Corp.	1,600	38,408
Astellas Pharma, Inc.	5,200	72,039
Bridgestone Corp.	1,500	33,778
Chugai Pharmaceutical Co., Ltd.	300	17,061
Dai-ichi Life Holdings, Inc.	6,700	58,554
Daiichi Sankyo Co., Ltd.	700	12,828
Daikin Industries, Ltd.	200	24,018
Disco Corp.	100	42,769
Ebara Corp.	2,700	81,230
FANUC Corp.	1,000	40,508
Fast Retailing Co., Ltd.	3,000	1,139,829
Fujikura, Ltd.	1,100	139,099
Fujitsu, Ltd.	2,500	69,188
Furukawa Electric Co., Ltd.	500	43,713
Hitachi Construction Machinery Co., Ltd.	500	16,319

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Hitachi, Ltd.	8,400	$ 290,982
Honda Motor Co., Ltd.	2,000	20,096
Hoya Corp.	8,200	1,370,729
Idemitsu Kosan Co., Ltd.	2,500	21,105
IHI Corp.	700	16,139
Inpex Corp.	3,500	77,866
ITOCHU Corp.	83,500	1,063,443
Japan Elevator Service Holdings Co., Ltd.	5,100	53,567
Japan Post Bank Co., Ltd.	3,700	65,508
Japan Tobacco, Inc.	600	21,637
Kansai Electric Power Co., Inc.	500	7,974
KDDI Corp.	6,000	101,053
Keyence Corp.	2,200	802,326
Kioxia Holdings Corp.†	200	27,604
Kirin Holdings Co., Ltd.	700	10,819
Komatsu, Ltd.	3,400	130,257
Lasertec Corp.	100	23,514
LY Corp.	5,300	13,582
Marubeni Corp.	700	23,136
MEITEC Group Holdings, Inc.	1,100	24,579
Mitsubishi Corp.	5,400	142,956
Mitsubishi Electric Corp.	700	21,847
Mitsubishi Estate Co., Ltd.	1,400	35,642
Mitsubishi Heavy Industries, Ltd.	4,000	116,800
Mitsubishi UFJ Financial Group, Inc.	88,000	1,594,701
Mitsui & Co., Ltd.	3,600	117,123
Mitsui Fudosan Co., Ltd.	2,200	25,126
Mitsui Mining & Smelting Co., Ltd.	300	39,487
Mitsui OSK Lines, Ltd.	200	6,254
Mizuho Financial Group, Inc.	4,800	210,380
MS&AD Insurance Group Holdings, Inc.	44,400	1,128,074
Murata Manufacturing Co., Ltd.	1,200	24,316
NEC Corp.	1,500	50,498
NIDEC Corp.	400	5,702
Nintendo Co., Ltd.	1,600	103,955
Nippon Steel Corp.	4,000	16,694
Nippon Yusen KK	100	3,277
Niterra Co., Ltd.	500	21,811
Nomura Holdings, Inc.	3,700	33,782
NTT, Inc.	26,800	26,824
Obayashi Corp.	2,100	47,316
Obic Co., Ltd.	100	2,777
Oriental Land Co., Ltd.	1,000	17,508
ORIX Corp.	600	18,199
Panasonic Holdings Corp.	900	12,311
Recruit Holdings Co., Ltd.	13,700	717,046
Renesas Electronics Corp.†	600	9,987
Resona Holdings, Inc.	2,700	31,220
Ryohin Keikaku Co., Ltd.	400	7,963
Sanrio Co., Ltd.	300	9,218
SBI Holdings, Inc.	1,200	27,015
Sekisui Chemical Co., Ltd.	700	12,362
Seven & i Holdings Co., Ltd.	1,700	24,287
Shimano, Inc.	5,200	592,375
Shin-Etsu Chemical Co., Ltd.	900	29,827
Shiseido Co., Ltd.	600	10,193
SoftBank Corp.	5,200	7,022
SoftBank Group Corp.	17,600	483,670
Sompo Holdings, Inc.	400	13,740
Sony Group Corp.	50,400	1,124,849
Sumitomo Corp.	2,900	117,098
Sumitomo Electric Industries, Ltd.	1,200	52,137
Security Description	Shares or Principal Amount	Value

Japan (continued)
Sumitomo Forestry Co., Ltd.	1,400	$ 15,148
Sumitomo Metal Mining Co., Ltd.	800	48,385
Sumitomo Mitsui Financial Group, Inc.	6,000	212,148
Sumitomo Mitsui Trust Group, Inc.	1,500	49,606
Sumitomo Pharma Co., Ltd.†	900	13,358
Suzuki Motor Corp.	1,100	14,973
Sysmex Corp.	200	1,896
T&D Holdings, Inc.	1,500	36,860
Taisei Corp.	400	39,778
Takeda Pharmaceutical Co., Ltd.	1,700	57,582
TDK Corp.	700	8,960
Tokio Marine Holdings, Inc.	1,900	70,311
Tokyo Electron, Ltd.	600	160,158
Toray Industries, Inc.	5,100	37,518
Toyota Industries Corp.	100	12,765
Toyota Motor Corp.	12,500	283,019
Toyota Tsusho Corp.	900	32,601
West Japan Railway Co.	700	14,289
Yokogawa Electric Corp.	1,700	56,330
		14,522,332
Jersey — 0.0%
Experian PLC	778	29,361
Glencore PLC	4,588	31,343
		60,704
Luxembourg — 0.0%
Spotify Technology SA†	283	141,599
Netherlands — 1.1%
ABN AMRO Bank NV CVA*	1,341	49,371
Adyen NV*†	14	20,800
AerCap Holdings NV	134	19,250
Airbus SE	764	175,144
Argenx SE	97	80,922
ASM International NV	40	33,654
ASML Holding NV	2,270	3,270,868
ASR Nederland NV	591	42,859
Ferrari NV	143	47,597
ING Groep NV	5,052	148,632
Koninklijke Ahold Delhaize NV	3,209	125,373
Koninklijke KPN NV	21,542	104,897
Koninklijke Philips NV	479	13,701
Magnum Ice Cream Co. NV (XAMS)†	201	3,569
NN Group NV	608	48,128
NXP Semiconductors NV	312	70,556
Prosus NV	2,081	119,525
Stellantis NV	2,368	23,258
STMicroelectronics NV	271	7,656
		4,405,760
New Zealand — 0.0%
Meridian Energy, Ltd.	5,299	18,026
Xero, Ltd.†	155	10,119
		28,145
Norway — 0.2%
DNB Bank ASA	27,516	790,580
Kongsberg Gruppen ASA	493	16,921
		807,501
Poland — 0.0%
KGHM Polska Miedz SA†	207	19,348

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Puerto Rico — 0.0%
Popular, Inc.	160	$ 21,365
Singapore — 0.6%
CapitaLand Integrated Commercial Trust	36,100	67,824
DBS Group Holdings, Ltd.	4,880	227,102
Oversea-Chinese Banking Corp., Ltd.	7,200	120,160
Sea, Ltd. ADR†	6,145	715,831
Singapore Exchange, Ltd.	1,100	15,245
Singapore Telecommunications, Ltd.	282,000	1,017,514
United Overseas Bank, Ltd.	1,600	48,135
Yangzijiang Shipbuilding Holdings, Ltd.	23,700	62,226
		2,274,037
South Africa — 0.0%
Gold Fields, Ltd. ADR	788	39,494
South Korea — 0.3%
HD Hyundai Electric Co., Ltd.	158	97,584
Korea Shipbuilding & Offshore Engineering Co., Ltd.	53	15,225
Samsung Electronics Co., Ltd.	10,554	1,176,822
SK Hynix, Inc.	55	34,733
		1,324,364
Spain — 0.5%
ACS Actividades de Construccion y Servicios SA	1,030	115,559
Aena SME SA*	2,778	86,373
Amadeus IT Group SA	352	23,624
Banco Bilbao Vizcaya Argentaria SA	8,096	205,847
Banco Santander SA	16,875	215,630
Bankinter SA	52,546	898,155
CaixaBank SA	7,592	100,386
Cellnex Telecom SA*	547	16,871
Endesa SA	1,377	50,746
Iberdrola SA	13,555	304,076
Indra Sistemas SA	523	33,849
Industria de Diseno Textil SA	1,733	112,981
Repsol SA	3,484	68,368
		2,232,465
Sweden — 0.4%
Assa Abloy AB, Class B	1,177	47,556
Atlas Copco AB, Class A	2,922	60,277
Boliden AB†	934	65,702
Essity AB, Class B	768	22,693
Evolution AB*	82	5,326
Investor AB, Class B	1,340	51,629
Lifco AB, Class B	462	15,882
Saab AB, Class B	821	63,901
Svenska Handelsbanken AB, Class A	70,055	1,105,780
Tele2 AB, Class B	958	17,525
Telefonaktiebolaget LM Ericsson, Class B	1,962	21,291
Volvo AB, Class B	3,234	117,633
		1,595,195
Switzerland — 1.9%
ABB, Ltd.	3,116	268,692
Amrize, Ltd.†	1,017	53,346
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	84	1,201,785
Chubb, Ltd.	1,432	443,290
Cie Financiere Richemont SA, Class A	6,561	1,269,255
Garmin, Ltd.	255	51,418
Givaudan SA	5	19,326
Holcim AG	1,161	119,457
Security Description	Shares or Principal Amount	Value

Switzerland (continued)
Logitech International SA	63	$ 5,431
Lonza Group AG	1,572	1,067,589
Nestle SA	3,362	319,348
Novartis AG	2,861	424,200
Roche Holding AG	4,958	2,249,234
Sandoz Group AG	394	31,182
Sika AG	97	18,608
Swiss Re AG	127	20,281
Swissquote Group Holding SA	26	14,738
UBS Group AG	4,700	221,244
Zurich Insurance Group AG	251	178,254
		7,976,678
Taiwan — 0.9%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	11,370	3,758,467
United Kingdom — 3.4%
3i Group PLC	212	9,721
Anglo American PLC	989	46,120
ARM Holdings PLC ADR†	4,489	472,961
Ashtead Group PLC	323	20,715
AstraZeneca PLC	9,469	1,762,140
Auto Trader Group PLC*	1,492	10,984
Babcock International Group PLC	1,566	30,750
BAE Systems PLC	1,838	49,647
Barclays PLC	26,224	174,466
BP PLC	16,027	101,714
British American Tobacco PLC	940	56,286
Bunzl PLC	11,642	326,253
Compass Group PLC	830	24,838
Diageo PLC	1,615	37,027
GSK PLC	5,935	152,394
Haleon PLC	221,258	1,147,152
HSBC Holdings PLC (OTC US)	91,015	1,600,842
HSBC Holdings PLC (SEHK)	2,800	48,960
IMI PLC	640	24,188
Imperial Brands PLC	190	7,971
InterContinental Hotels Group PLC	336	45,293
Lloyds Banking Group PLC	692,280	1,032,063
London Stock Exchange Group PLC	10,904	1,211,842
National Grid PLC	7,716	130,341
NatWest Group PLC	12,254	111,539
Next PLC	169	30,676
Prudential PLC	1,649	27,178
Reckitt Benckiser Group PLC	15,314	1,276,574
RELX PLC	23,530	830,368
Rio Tinto PLC	1,774	163,562
Rolls-Royce Holdings PLC	12,560	208,128
Sage Group PLC	66,995	877,674
Shell PLC (LSE)	6,868	262,575
Shell PLC (XAMS)	2,342	89,737
SSE PLC	643	21,310
Standard Chartered PLC	4,730	120,514
Tesco PLC	1,702	9,903
Unilever PLC	21,077	1,424,876
United Utilities Group PLC	2,435	41,549
Vodafone Group PLC	53,165	78,132
		14,098,963
United States — 24.8%
3M Co.	712	109,050
Abbott Laboratories	2,059	225,049
AbbVie, Inc.	3,169	706,719
Adobe, Inc.†	830	243,397

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Advanced Micro Devices, Inc.†	4,294	$ 1,016,519
Affirm Holdings, Inc.†	212	12,784
Aflac, Inc.	798	88,539
Agilent Technologies, Inc.	410	54,879
Air Products & Chemicals, Inc.	98	26,705
Airbnb, Inc., Class A†	176	22,769
Allstate Corp.	169	33,629
Alnylam Pharmaceuticals, Inc.†	85	28,735
Alphabet, Inc., Class A	13,088	4,423,744
Alphabet, Inc., Class C	7,907	2,676,757
Altria Group, Inc.	665	41,223
Amazon.com, Inc.†	16,773	4,013,779
American Electric Power Co., Inc.	235	28,147
American Express Co.	2,115	744,840
American Tower Corp.	219	39,262
American Water Works Co., Inc.	115	14,850
Ameriprise Financial, Inc.	142	74,861
Amgen, Inc.	608	207,863
Amphenol Corp., Class A	3,714	535,113
Analog Devices, Inc.	641	199,274
Apple, Inc.	21,391	5,550,537
Applied Materials, Inc.	946	304,915
AppLovin Corp., Class A†	307	145,245
Archer-Daniels-Midland Co.	483	32,511
Arista Networks, Inc.†	4,996	708,133
Armstrong World Industries, Inc.	495	90,951
Arthur J. Gallagher & Co.	111	27,680
Assurant, Inc.	157	37,386
AT&T, Inc.	9,783	256,412
ATI, Inc.†	884	106,345
Atmos Energy Corp.	473	78,679
Autodesk, Inc.†	382	96,596
Automatic Data Processing, Inc.	512	126,372
AutoNation, Inc.†	81	16,603
AutoZone, Inc.†	31	114,833
Axon Enterprise, Inc.†	139	67,218
Baker Hughes Co.	1,635	91,625
Bank of America Corp.	8,664	460,925
Bank of New York Mellon Corp.	1,425	170,886
Baxter International, Inc.	538	10,798
Becton Dickinson & Co.	209	42,527
Berkshire Hathaway, Inc., Class B†	1,571	754,913
Biogen, Inc.†	20	3,598
Blackrock, Inc.	480	537,091
Blackstone, Inc.	822	117,069
Block, Inc.†	170	10,273
Boeing Co.†	321	75,024
Booking Holdings, Inc.	120	600,221
BorgWarner, Inc.	648	30,722
Boston Scientific Corp.†	6,819	637,781
Bristol-Myers Squibb Co.	8,127	447,391
Broadcom, Inc.	8,642	2,863,095
Builders FirstSource, Inc.†	116	13,270
C.H. Robinson Worldwide, Inc.	276	53,806
Cadence Design Systems, Inc.†	801	237,384
Calix, Inc.†	503	22,469
Capital One Financial Corp.	941	206,013
Cardinal Health, Inc.	967	207,789
CareTrust REIT, Inc.	1,650	61,611
Cargurus, Inc.†	463	15,001
Carpenter Technology Corp.	188	59,752
Carrier Global Corp.	126	7,507
Security Description	Shares or Principal Amount	Value

United States (continued)
Carvana Co.†	428	$ 171,675
Caterpillar, Inc.	662	435,172
CBRE Group, Inc., Class A†	1,304	222,110
CDW Corp.	159	20,096
Cencora, Inc.	524	188,231
CenterPoint Energy, Inc.	1,249	49,573
Charles Schwab Corp.	2,143	222,701
Chevron Corp.	2,437	431,105
Chipotle Mexican Grill, Inc.†	1,210	47,033
Ciena Corp.†	279	70,255
Cigna Group	263	72,091
Cintas Corp.	1,282	245,362
Cisco Systems, Inc.	5,275	413,138
Citigroup, Inc.	2,437	281,985
Citizens Financial Group, Inc.	334	21,035
Clorox Co.	54	6,091
Cloudflare, Inc., Class A†	551	97,720
CME Group, Inc.	475	137,303
Coca-Cola Co.	12,288	919,265
Cognizant Technology Solutions Corp., Class A	231	18,956
Coherent Corp.†	209	44,346
Coinbase Global, Inc., Class A†	303	59,006
Colgate-Palmolive Co.	1,753	158,278
Comcast Corp., Class A	1,675	49,831
Comfort Systems USA, Inc.	156	178,168
Commercial Metals Co.	411	31,594
ConocoPhillips	3,724	388,153
Consolidated Edison, Inc.	872	92,981
Constellation Energy Corp.	477	133,884
Copart, Inc.†	189	7,670
Corning, Inc.	1,316	135,877
Corteva, Inc.	1,306	95,077
CoStar Group, Inc.†	274	16,851
Costco Wholesale Corp.	622	584,835
Crowdstrike Holdings, Inc., Class A†	425	187,597
Crown Castle, Inc.	216	18,751
CSX Corp.	1,353	51,089
Cummins, Inc.	226	130,813
Curtiss-Wright Corp.	111	72,893
CVS Health Corp.	1,822	135,775
D.R. Horton, Inc.	480	71,443
Danaher Corp.	795	174,018
Datadog, Inc., Class A†	592	76,557
Deere & Co.	551	290,928
Dell Technologies, Inc., Class C	273	31,242
Digital Realty Trust, Inc.	487	80,818
DocuSign, Inc.†	151	7,934
Dollar General Corp.	1,536	220,308
Dollar Tree, Inc.†	55	6,467
Dominion Energy, Inc.	529	31,830
DoorDash, Inc., Class A†	434	88,805
Dow, Inc.	583	16,062
Duke Energy Corp.	596	72,325
DuPont de Nemours, Inc.	322	14,142
eBay, Inc.	291	26,545
Ecolab, Inc.	945	266,481
Edison International	448	27,901
Edwards Lifesciences Corp.†	1,494	121,552
Electronic Arts, Inc.	159	32,423
Element Solutions, Inc.	1,079	31,399
Elevance Health, Inc.	255	88,164
Eli Lilly & Co.	1,493	1,548,465
EMCOR Group, Inc.	94	67,749

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Emerson Electric Co.	2,462	$ 361,816
Entergy Corp.	229	21,959
EOG Resources, Inc.	1,112	124,689
Equinix, Inc.	135	110,826
Estee Lauder Cos., Inc., Class A	2,080	239,782
Eversource Energy	431	29,795
Exelixis, Inc.†	1,237	51,162
Exelon Corp.	2,122	95,023
Expand Energy Corp.	71	7,981
Expedia Group, Inc.	31	8,210
Exxon Mobil Corp.	4,970	702,758
Fair Isaac Corp.†	17	24,874
Fastenal Co.	5,427	235,315
FedEx Corp.	374	120,521
Ferguson Enterprises, Inc. (LSE)	161	40,624
Ferguson Enterprises, Inc. (NYSE)	268	67,659
Fidelity National Information Services, Inc.	344	19,006
Fifth Third Bancorp	865	43,440
First Solar, Inc.†	940	211,989
Fiserv, Inc.†	311	19,820
Flowserve Corp.	403	31,494
Ford Motor Co.	2,244	31,147
Fortinet, Inc.†	355	28,847
Fox Corp., Class A	280	20,378
Freeport-McMoRan, Inc.	5,705	343,612
Frontdoor, Inc.†	279	16,492
Gaming & Leisure Properties, Inc.	346	15,484
Garrett Motion, Inc.	1,700	30,668
Gartner, Inc.†	62	12,996
GE HealthCare Technologies, Inc.	257	20,295
GE Vernova, Inc.	1,247	905,783
General Dynamics Corp.	148	51,961
General Electric Co.	3,278	1,005,658
General Mills, Inc.	387	17,903
General Motors Co.	1,670	140,280
Gilead Sciences, Inc.	1,341	190,355
Global Payments, Inc.	213	15,281
Globe Life, Inc.	218	30,568
Goldman Sachs Group, Inc.	400	374,164
Halliburton Co.	2,169	72,705
Hartford Insurance Group, Inc.	552	74,553
HCA Healthcare, Inc.	649	316,887
HEICO Corp.	304	100,597
Hewlett Packard Enterprise Co.	884	19,024
Hilton Worldwide Holdings, Inc.	389	116,120
Hims & Hers Health, Inc.†	840	22,756
Home Depot, Inc.	1,382	517,683
Honeywell International, Inc.	338	76,902
Howmet Aerospace, Inc.	2,571	534,974
HP, Inc.	748	14,541
HubSpot, Inc.†	46	12,880
Humana, Inc.	90	17,568
Huntington Bancshares, Inc.	2,242	39,190
IDEXX Laboratories, Inc.†	387	259,468
Illinois Tool Works, Inc.	519	135,594
Illumina, Inc.†	87	12,598
Incyte Corp.†	132	13,209
Insmed, Inc.†	93	14,589
Intel Corp.†	5,200	241,644
Intercontinental Exchange, Inc.	1,949	338,697
International Business Machines Corp.	1,680	515,256
International Flavors & Fragrances, Inc.	54	3,770
Security Description	Shares or Principal Amount	Value

United States (continued)
International Paper Co.	532	$ 21,450
Intuit, Inc.	695	346,749
Intuitive Surgical, Inc.†	790	398,334
IQVIA Holdings, Inc.†	134	30,840
Iron Mountain, Inc.	77	7,094
Jabil, Inc.	216	51,233
Johnson & Johnson	3,057	694,703
Jones Lang LaSalle, Inc.†	91	32,570
JPMorgan Chase & Co.	5,858	1,791,904
Kenvue, Inc.	795	13,833
Keurig Dr Pepper, Inc.	1,155	31,693
KeyCorp	2,145	46,160
Keysight Technologies, Inc.†	313	67,711
Kimberly-Clark Corp.	407	40,696
Kinder Morgan, Inc.	1,559	47,534
KKR & Co., Inc.	499	57,016
KLA Corp.	464	662,564
Kroger Co.	1,110	69,763
L3Harris Technologies, Inc.	78	26,742
Lam Research Corp.	2,863	668,396
Leidos Holdings, Inc.	847	159,473
Lennar Corp., Class A	282	30,837
Liberty Media Corp.-Liberty Formula One, Class C†	9,191	799,801
Live Nation Entertainment, Inc.†	99	14,400
Lockheed Martin Corp.	75	47,567
Lowe's Cos., Inc.	466	124,450
Lululemon Athletica, Inc.†	88	15,356
M&T Bank Corp.	201	44,536
Marathon Petroleum Corp.	189	33,300
Markel Group, Inc.†	18	36,732
Marriott International, Inc., Class A	92	29,008
Marsh & McLennan Cos., Inc.	316	59,468
Martin Marietta Materials, Inc.	31	20,210
Marvell Technology, Inc.	1,098	86,654
MasTec, Inc.†	276	66,372
Mastercard, Inc., Class A	1,375	740,836
McDonald's Corp.	928	292,320
McKesson Corp.	262	217,777
MercadoLibre, Inc.†	475	1,020,200
Merck & Co., Inc.	3,062	337,647
Meta Platforms, Inc., Class A	4,288	3,072,352
MetLife, Inc.	492	38,809
Mettler-Toledo International, Inc.†	19	26,092
Microchip Technology, Inc.	392	29,761
Micron Technology, Inc.	1,398	580,002
Microsoft Corp.	12,326	5,303,755
Mondelez International, Inc., Class A	1,914	111,912
MongoDB, Inc.†	18	6,684
Monolithic Power Systems, Inc.	62	69,697
Monster Beverage Corp.†	4,422	357,121
Moody's Corp.	794	409,355
Morgan Stanley	4,691	857,515
Motorola Solutions, Inc.	554	223,007
MSCI, Inc.	94	57,267
Natera, Inc.†	58	13,406
Netflix, Inc.†	9,659	806,430
Newmont Corp.	1,521	170,884
NextEra Energy, Inc.	7,055	620,134
NIKE, Inc., Class B	1,382	85,421
NiSource, Inc.	345	15,280
Norfolk Southern Corp.	138	40,191
Northrop Grumman Corp.	49	33,921
NRG Energy, Inc.	374	57,084

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Nucor Corp.	459	$ 81,573
NVIDIA Corp.	41,750	7,979,677
NVR, Inc.†	19	145,079
Occidental Petroleum Corp.	179	8,125
Okta, Inc.†	744	62,853
Old Dominion Freight Line, Inc.	257	44,512
Omega Healthcare Investors, Inc.	1,967	86,312
ONEOK, Inc.	322	25,499
Oracle Corp.	3,242	533,568
O'Reilly Automotive, Inc.†	3,932	386,948
Otis Worldwide Corp.	471	40,233
Packaging Corp. of America	112	24,926
Palantir Technologies, Inc., Class A†	2,859	419,101
Palo Alto Networks, Inc.†	1,096	193,959
Parker-Hannifin Corp.	633	592,387
Paychex, Inc.	329	33,930
PayPal Holdings, Inc.	1,200	63,228
PepsiCo, Inc.	1,828	280,836
Pfizer, Inc.	6,399	169,190
PG&E Corp.	480	7,402
Philip Morris International, Inc.	637	114,303
Phillips 66	221	31,727
Pinterest, Inc., Class A†	268	5,931
PNC Financial Services Group, Inc.	645	144,028
Procter & Gamble Co.	5,947	902,576
Progressive Corp.	1,438	299,104
Prologis, Inc.	1,165	152,102
Prudential Financial, Inc.	153	17,000
Public Service Enterprise Group, Inc.	198	16,307
Public Storage	123	33,971
PulteGroup, Inc.	296	37,027
Pure Storage, Inc., Class A†	1,577	109,665
Qnity Electronics, Inc.	161	15,485
QUALCOMM, Inc.	1,122	170,084
Quanta Services, Inc.	204	96,825
Quest Diagnostics, Inc.	419	78,366
Rambus, Inc.†	218	24,815
Realty Income Corp.	256	15,657
Reddit, Inc., Class A†	279	50,295
Regeneron Pharmaceuticals, Inc.	48	35,590
Regions Financial Corp.	1,320	37,620
Republic Services, Inc.	403	86,681
ResMed, Inc.	467	120,631
Rivian Automotive, Inc., Class A†	1,129	16,653
Robinhood Markets, Inc., Class A†	1,037	103,161
ROBLOX Corp., Class A†	153	10,061
Rocket Lab Corp.†	165	13,212
Rockwell Automation, Inc.	196	82,643
Rollins, Inc.	1,663	105,334
Roper Technologies, Inc.	114	42,320
Ross Stores, Inc.	205	38,673
Royal Caribbean Cruises, Ltd.	552	179,207
RTX Corp.	4,100	823,813
S&P Global, Inc.	1,026	541,513
Sabra Health Care REIT, Inc.	3,177	59,505
Salesforce, Inc.	1,998	424,155
Sandisk Corp.†	61	35,151
SBA Communications Corp.	105	19,332
Sempra	960	83,530
ServiceNow, Inc.†	1,320	154,453
Sherwin-Williams Co.	871	308,891
Simon Property Group, Inc.	724	138,508
Security Description	Shares or Principal Amount	Value

United States (continued)
Snowflake, Inc.†	1,623	$ 312,752
SoFi Technologies, Inc.†	256	5,839
Southern Co.	1,065	95,115
Starbucks Corp.	1,293	118,891
State Street Corp.	282	36,903
Steel Dynamics, Inc.	1,289	231,466
Stifel Financial Corp.	249	30,702
Strategy, Inc.†	292	43,715
Stryker Corp.	1,032	381,386
Super Micro Computer, Inc.†	173	5,036
Synchrony Financial	366	26,583
Synopsys, Inc.†	225	104,651
Sysco Corp.	403	33,792
Take-Two Interactive Software, Inc.†	154	33,926
Tapestry, Inc.	2,471	313,595
Targa Resources Corp.	326	65,519
Target Corp.	206	21,727
Teradyne, Inc.	68	16,391
Tesla, Inc.†	3,284	1,413,466
Texas Instruments, Inc.	972	209,515
Texas Pacific Land Corp.	3	1,045
Texas Roadhouse, Inc.	1,051	189,033
Thermo Fisher Scientific, Inc.	1,099	635,892
TJX Cos., Inc.	3,383	506,807
T-Mobile US, Inc.	1,274	251,246
Trade Desk, Inc., Class A†	284	8,614
TransDigm Group, Inc.	157	224,124
Travelers Cos., Inc.	61	17,355
Truist Financial Corp.	2,104	108,188
Twilio, Inc., Class A†	56	6,746
Uber Technologies, Inc.†	5,365	429,468
Ulta Beauty, Inc.†	68	44,020
Union Pacific Corp.	764	179,616
United Parcel Service, Inc., Class B	1,912	203,093
United Rentals, Inc.	96	75,078
United Therapeutics Corp.†	44	20,658
UnitedHealth Group, Inc.	1,410	404,571
US Bancorp	5,989	336,043
US Foods Holding Corp.†	402	33,615
Valero Energy Corp.	201	36,467
Veeva Systems, Inc., Class A†	133	27,121
Ventas, Inc.	3,393	263,534
Veralto Corp.	231	22,864
VeriSign, Inc.	120	29,308
Verisk Analytics, Inc.	392	85,244
Verizon Communications, Inc.	5,701	253,809
Versant Media Group, Inc.†	67	2,183
Vertex Pharmaceuticals, Inc.†	319	149,898
Vertiv Holdings Co., Class A	2,601	484,254
Visa, Inc., Class A	4,063	1,307,595
Vistra Corp.	481	76,166
Vulcan Materials Co.	831	249,749
W.R. Berkley Corp.	234	16,048
Walmart, Inc.	5,474	652,172
Walt Disney Co.	3,670	413,976
Warner Bros. Discovery, Inc.†	1,110	30,569
Waste Management, Inc.	664	147,567
WEC Energy Group, Inc.	416	46,039
Wells Fargo & Co.	4,021	363,860
Welltower, Inc.	1,360	256,170
WESCO International, Inc.	57	16,498
West Pharmaceutical Services, Inc.	54	12,480
Western Digital Corp.	455	113,855

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Westinghouse Air Brake Technologies Corp.	85	$ 19,562
Weyerhaeuser Co.	960	24,749
Williams Cos., Inc.	2,656	178,643
Williams-Sonoma, Inc.	84	17,191
Workday, Inc., Class A†	118	20,724
WW Grainger, Inc.	41	44,278
Xcel Energy, Inc.	287	21,829
Yum! Brands, Inc.	207	32,189
Zebra Technologies Corp., Class A†	76	17,858
Zillow Group, Inc., Class C†	193	12,165
Zimmer Biomet Holdings, Inc.	239	20,810
Zoetis, Inc.	249	31,080
Zscaler, Inc.†	310	62,003
		102,359,129
Total Common Stocks (cost $135,223,345)		184,554,698
CORPORATE BONDS & NOTES — 41.3%
Bermuda — 0.2%
Aircastle, Ltd./Aircastle Ireland DAC
5.00%, 09/15/2030*	$ 892,000	903,800
Canada — 0.6%
Enbridge, Inc.
7.38%, 03/15/2055	807,000	857,161
Manulife Financial Corp.
4.99%, 12/11/2035	447,000	446,345
Rogers Communications, Inc.
4.55%, 03/15/2052	1,100,000	887,142
TELUS Corp.
6.63%, 06/09/2056	432,000	433,931
		2,624,579
Cayman Islands — 0.2%
Avolon Holdings Funding, Ltd.
4.95%, 10/15/2032*	871,000	864,183
France — 0.2%
BNP Paribas SA
6.88%, 12/15/2033*(1)	335,000	338,032
BPCE SA
5.39%, 05/28/2031*	406,000	417,143
		755,175
Free of Tax — 0.2%
Bacardi, Ltd./Bacardi-Martini BV
5.40%, 06/15/2033*	815,000	820,228
Germany — 0.1%
Deutsche Bank AG
4.47%, 12/10/2031	522,000	521,419
Ireland — 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.95%, 03/10/2055	395,000	413,510
Flutter Treasury DAC
5.88%, 06/04/2031*	892,000	903,554
Trane Technologies Financing, Ltd.
5.25%, 03/03/2033	864,000	898,734
		2,215,798
Italy — 0.5%
Eni SpA
5.75%, 05/19/2035*	880,000	922,047
Security Description	Shares or Principal Amount	Value

Italy (continued)
Intesa Sanpaolo SpA
6.63%, 06/20/2033*	$ 1,000,000	$ 1,102,826
		2,024,873
Japan — 0.2%
Mitsubishi UFJ Financial Group, Inc.
5.16%, 04/24/2031	907,000	933,568
Jersey — 0.1%
Aptiv Swiss Holdings, Ltd.
5.15%, 09/13/2034	439,000	443,236
Liberia — 0.2%
Royal Caribbean Cruises, Ltd.
5.38%, 01/15/2036	976,000	978,040
Mexico — 0.2%
FIBRA Prologis
5.63%, 01/14/2038*	451,000	444,100
Trust Fibra Uno
7.70%, 01/23/2032*	466,000	507,893
		951,993
Netherlands — 0.6%
Bacardi-Martini BV
6.00%, 02/01/2035*	648,000	669,330
Enel Finance International NV
5.75%, 09/30/2055*	880,000	856,526
ING Groep NV
5.07%, 03/25/2031	1,040,000	1,065,049
		2,590,905
Panama — 0.2%
Carnival Corp.
5.13%, 05/01/2029*	577,000	583,763
Singapore — 0.5%
Pfizer Investment Enterprises Pte., Ltd.
4.75%, 05/19/2033	512,000	517,158
5.30%, 05/19/2053	1,522,000	1,443,521
		1,960,679
Switzerland — 0.8%
UBS Group AG
3.09%, 05/14/2032*	2,974,000	2,762,014
6.63%, 01/08/2031*(1)	484,000	486,712
		3,248,726
United Kingdom — 1.0%
Barclays PLC
2.67%, 03/10/2032	1,000,000	910,660
5.34%, 09/10/2035	455,000	460,910
BP Capital Markets PLC
6.13%, 03/18/2035(1)	444,000	456,731
Lloyds Banking Group PLC
5.68%, 01/05/2035	896,000	939,101
Nationwide Building Society
5.54%, 07/14/2036*	413,000	424,847
Standard Chartered PLC
5.40%, 08/12/2036*	674,000	684,081
		3,876,330
United States — 35.0%
AbbVie, Inc.
4.25%, 11/21/2049	1,100,000	906,009

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
Ally Financial, Inc.
5.55%, 07/31/2033	$ 680,000	$ 684,364
Amazon.com, Inc.
4.65%, 11/20/2035	1,118,000	1,107,016
5.45%, 11/20/2055	1,725,000	1,679,919
American Express Co.
4.92%, 07/20/2033	369,000	373,809
American International Group, Inc.
4.85%, 05/07/2030	421,000	431,201
5.45%, 05/07/2035	446,000	462,140
Assurant, Inc.
5.55%, 02/15/2036	192,000	194,746
AT&T, Inc.
3.50%, 06/01/2041	1,245,000	978,476
3.55%, 09/15/2055	1,388,000	921,879
5.40%, 02/15/2034	330,000	340,561
Atlas Warehouse Lending Co. LP
4.63%, 11/15/2028*	250,000	251,112
Aviation Capital Group LLC
4.88%, 01/28/2033*	499,000	491,853
Baltimore Gas & Electric Co.
5.40%, 06/01/2053	2,000,000	1,923,387
Bank of America Corp.
1.90%, 07/23/2031	914,000	822,276
2.88%, 10/22/2030	1,378,000	1,314,027
4.38%, 01/27/2027(1)	914,000	909,300
5.29%, 04/25/2034	2,683,000	2,756,147
Bank of New York Mellon Corp.
5.19%, 03/14/2035	447,000	459,875
Bayer US Finance II LLC
5.50%, 07/30/2035*	439,000	445,550
Bayer US Finance LLC
6.50%, 11/21/2033*	408,000	443,699
Beacon Funding Trust
6.27%, 08/15/2054*	914,000	929,019
Becton Dickinson & Co.
4.67%, 06/06/2047	1,152,000	1,005,014
Beignet Investor LLC
6.58%, 05/30/2049*	958,000	997,486
Belrose Funding Trust II
6.79%, 05/15/2055*	581,000	609,136
Bimbo Bakeries USA, Inc.
5.38%, 01/09/2036*	270,000	275,007
6.05%, 01/15/2029*	246,000	257,167
6.40%, 01/15/2034*	242,000	262,349
BMW US Capital LLC
3.70%, 04/01/2032*	465,000	441,486
5.40%, 03/21/2035*	431,000	444,435
Boeing Co.
3.25%, 02/01/2035	982,000	859,574
3.63%, 02/01/2031	479,000	461,666
3.75%, 02/01/2050	630,000	461,383
BOKF NA
6.11%, 11/06/2040	475,000	487,234
BP Capital Markets America, Inc.
2.94%, 06/04/2051	700,000	447,920
4.81%, 02/13/2033	876,000	885,615
Broadcom, Inc.
2.45%, 02/15/2031	1,000,000	915,157
3.14%, 11/15/2035*	782,000	672,474
Broadstone Net Lease LLC
5.00%, 11/01/2032	513,000	513,706
Security Description	Shares or Principal Amount	Value

United States (continued)
Campbell's Company
4.75%, 03/23/2035	$ 906,000	$ 868,655
Capital One Financial Corp.
2.36%, 07/29/2032	288,000	251,704
5.20%, 09/11/2036	864,000	851,965
7.96%, 11/02/2034	353,000	412,589
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/2051	1,344,000	859,379
3.90%, 06/01/2052	699,000	456,433
6.38%, 10/23/2035	422,000	436,169
6.83%, 10/23/2055	439,000	421,284
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029	700,000	684,885
Cheniere Energy Partners LP
5.75%, 08/15/2034	1,644,000	1,713,649
Cheniere Energy, Inc.
5.65%, 04/15/2034	835,000	865,717
Citibank, N.A.
5.57%, 04/30/2034	814,000	856,814
Citigroup, Inc.
5.17%, 09/11/2036	827,000	830,515
6.63%, 02/15/2031(1)	519,000	528,484
6.88%, 08/15/2030(1)	415,000	423,946
CNA Financial Corp.
5.20%, 08/15/2035	931,000	933,407
Comcast Corp.
2.89%, 11/01/2051	2,868,000	1,688,139
Consolidated Edison Co. of New York, Inc.
5.70%, 05/15/2054	825,000	821,198
Constellation Brands, Inc.
4.95%, 11/01/2035	595,000	587,883
Coterra Energy, Inc.
5.40%, 02/15/2035	887,000	902,824
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
5.60%, 01/15/2031*	1,252,000	1,267,253
6.63%, 07/15/2030*	556,000	570,062
Cousins Properties LP
5.25%, 07/15/2030	496,000	508,949
Crown Castle, Inc.
5.20%, 09/01/2034	885,000	892,824
CVS Health Corp.
3.75%, 04/01/2030	624,000	608,194
4.78%, 03/25/2038	958,000	899,189
5.05%, 03/25/2048	730,000	641,966
5.63%, 02/21/2053	958,000	896,635
Daimler Truck Finance North America LLC
2.50%, 12/14/2031*	1,038,000	926,447
Dell International LLC / EMC Corp.
4.50%, 02/15/2031	458,000	456,801
5.10%, 02/15/2036	966,000	949,161
Dell International LLC/EMC Corp.
5.30%, 04/01/2032	337,000	346,281
Discover Financial Services
6.70%, 11/29/2032	824,000	909,332
DT Midstream, Inc.
5.80%, 12/15/2034*	862,000	894,087
Duke Energy Carolinas LLC
3.55%, 03/15/2052	1,168,000	839,489
Energy Transfer LP
5.35%, 01/15/2036	521,000	520,437
5.95%, 05/15/2054	391,000	372,786

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
Entergy Arkansas LLC
5.45%, 06/01/2034	$ 404,000	$ 421,722
Entergy Mississippi LLC
5.80%, 04/15/2055	841,000	845,478
Exelon Corp.
4.95%, 06/15/2035	436,000	432,923
Expand Energy Corp.
5.70%, 01/15/2035	458,000	473,602
FedEx Corp.
4.05%, 02/15/2048	559,000	435,108
4.25%, 05/15/2030	425,000	426,590
4.90%, 01/15/2034	428,000	430,362
Florida Power & Light Co.
5.30%, 06/15/2034	810,000	845,492
5.70%, 03/15/2055	853,000	865,016
Flowers Foods, Inc.
2.40%, 03/15/2031	988,000	868,295
5.75%, 03/15/2035	826,000	822,501
Ford Motor Co.
3.25%, 02/12/2032	252,000	223,859
Ford Motor Credit Co. LLC
2.90%, 02/16/2028	359,000	347,472
4.00%, 11/13/2030	486,000	462,306
Foundry JV Holdco LLC
5.90%, 01/25/2033*	864,000	906,205
6.10%, 01/25/2036*	840,000	883,918
General Motors Financial Co., Inc.
2.70%, 06/10/2031	402,000	365,599
5.45%, 09/06/2034	1,777,000	1,804,760
5.75%, 02/08/2031	850,000	893,387
Georgia Power Co.
5.20%, 03/15/2035	836,000	856,693
Hartford Insurance Group, Inc.
2.90%, 09/15/2051	2,350,000	1,495,718
HCA, Inc.
3.63%, 03/15/2032	935,000	882,230
4.63%, 03/15/2052	547,000	446,453
Hexcel Corp.
5.88%, 02/26/2035	409,000	429,276
HF Sinclair Corp.
6.25%, 01/15/2035	507,000	530,092
Highwoods Realty LP
5.35%, 01/15/2033	133,000	133,393
7.65%, 02/01/2034	535,000	607,712
Horace Mann Educators Corp.
4.70%, 10/01/2030	375,000	373,232
Host Hotels & Resorts LP
5.50%, 04/15/2035	185,000	187,505
5.70%, 07/01/2034	526,000	542,837
Howmet Aerospace, Inc.
4.55%, 11/15/2032	551,000	553,655
4.85%, 10/15/2031	1,250,000	1,283,255
Ingersoll Rand, Inc.
5.45%, 06/15/2034	885,000	916,593
Intel Corp.
3.25%, 11/15/2049	583,000	379,794
Jefferies Financial Group, Inc.
5.50%, 02/15/2036	340,000	335,620
JPMorgan Chase & Co.
2.74%, 10/15/2030	1,002,000	952,301
2.96%, 01/25/2033	4,000,000	3,668,354
3.65%, 06/01/2026(1)	438,000	437,619
Security Description	Shares or Principal Amount	Value

United States (continued)
Kellanova
5.25%, 03/01/2033	$ 540,000	$ 559,972
KeyBank NA
5.00%, 01/26/2033	932,000	937,537
KeyCorp
5.31%, 01/28/2037	245,000	245,279
Keysight Technologies, Inc.
5.35%, 07/30/2030	729,000	758,286
Kilroy Realty LP
2.50%, 11/15/2032	513,000	428,695
Kroger Co.
5.00%, 09/15/2034	875,000	875,796
5.50%, 09/15/2054	924,000	881,617
LYB International Finance III LLC
5.13%, 01/15/2031	244,000	245,271
M&T Bank Corp.
5.05%, 01/27/2034	424,000	425,665
5.40%, 07/30/2035	422,000	426,395
Mars, Inc.
5.00%, 03/01/2032*	570,000	585,749
5.20%, 03/01/2035*	1,000,000	1,023,847
5.70%, 05/01/2055*	591,000	589,035
MassMutual Global Funding II
2.15%, 03/09/2031*	978,000	876,057
Meta Platforms, Inc.
4.60%, 11/15/2032	257,000	257,643
5.63%, 11/15/2055	262,000	249,288
MetLife, Inc.
6.40%, 12/15/2066	401,000	420,789
Molex Electronic Technologies LLC
5.25%, 04/30/2032*	845,000	866,129
Morgan Stanley
1.79%, 02/13/2032	794,000	697,123
1.93%, 04/28/2032	4,160,000	3,656,771
Morgan Stanley Private Bank, N.A.
4.47%, 11/19/2031	518,000	518,165
Northwestern Mutual Life Insurance Co.
6.17%, 05/29/2055*	338,000	359,609
Omega Healthcare Investors, Inc.
3.38%, 02/01/2031	1,013,000	947,751
Omnis Funding Trust
6.72%, 05/15/2055*	827,000	868,921
Oncor Electric Delivery Co. LLC
3.10%, 09/15/2049	633,000	420,954
Oracle Corp.
3.60%, 04/01/2040	607,000	448,327
3.65%, 03/25/2041	511,000	372,877
4.00%, 07/15/2046	369,000	254,598
4.70%, 09/27/2034	824,000	764,817
4.80%, 09/26/2032	635,000	614,758
6.10%, 09/26/2065	203,000	176,860
Ovintiv, Inc.
6.50%, 08/15/2034	272,000	292,831
6.50%, 02/01/2038	904,000	954,357
Owens Corning
5.95%, 06/15/2054	880,000	898,184
Pacific Life Global Funding II
4.88%, 07/17/2032*	1,539,000	1,563,558
Paramount Global
4.20%, 05/19/2032	733,000	661,868
Permian Resources Operating LLC
6.25%, 02/01/2033*	289,000	297,714

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
Phillips 66 Co.
5.88%, 03/15/2056	$ 557,000	$ 554,843
6.20%, 03/15/2056	418,000	420,269
Phillips Edison Grocery Center Operating Partnership I LP
5.25%, 08/15/2032	550,000	563,005
5.75%, 07/15/2034	250,000	261,350
Piedmont Operating Partnership LP
3.15%, 08/15/2030	471,000	434,025
Plains All American Pipeline LP/PAA Finance Corp.
5.60%, 01/15/2036	425,000	431,193
PNC Financial Services Group, Inc.
5.07%, 01/24/2034	1,500,000	1,528,559
6.88%, 10/20/2034	488,000	548,434
Pricoa Global Funding I
4.75%, 08/26/2032*	938,000	942,998
Principal Life Global Funding II
4.95%, 11/27/2029*	313,000	320,155
Prologis Targeted US Logistics Fund LP
4.75%, 01/15/2036*	959,000	934,230
Protective Life Corp.
4.70%, 01/15/2031*	311,000	312,035
Prudential Financial, Inc.
5.13%, 03/01/2052	645,000	637,049
5.20%, 03/14/2035	904,000	922,173
Public Service Electric & Gas Co.
5.50%, 03/01/2055	428,000	421,756
Regal Rexnord Corp.
6.40%, 04/15/2033	839,000	896,578
Regency Centers LP
5.10%, 01/15/2035	229,000	231,516
Repsol E&P Capital Markets US LLC
5.20%, 09/16/2030*	470,000	477,175
5.98%, 09/16/2035*	908,000	927,069
Stellantis Finance US, Inc.
6.45%, 03/18/2035*	435,000	453,324
Stellantis Financial Services US Corp.
5.40%, 09/15/2030*	428,000	434,740
Synchrony Financial
6.00%, 07/29/2036	225,000	228,170
Tapestry, Inc.
5.50%, 03/11/2035	1,032,000	1,052,758
Tractor Supply Co.
1.75%, 11/01/2030	1,928,000	1,713,465
Truist Financial Corp.
5.15%, 08/05/2032	832,000	857,287
5.71%, 01/24/2035	809,000	847,232
UnitedHealth Group, Inc.
5.15%, 07/15/2034	928,000	946,769
5.88%, 02/15/2053	834,000	838,016
Universal Health Services, Inc.
2.65%, 10/15/2030	1,004,000	915,452
Unum Group
4.50%, 12/15/2049	665,000	540,111
6.00%, 06/15/2054	672,000	668,428
US Bancorp
4.84%, 02/01/2034	2,000,000	2,007,930
Viatris, Inc.
3.85%, 06/22/2040	1,226,000	943,886
4.00%, 06/22/2050	917,000	615,294
Virginia Electric & Power Co.
4.90%, 09/15/2035	1,391,000	1,382,408
5.65%, 03/15/2055	857,000	842,268
Security Description	Shares or Principal Amount	Value

United States (continued)
Waste Management, Inc.
4.95%, 03/15/2035	$ 423,000	$ 428,513
Wells Fargo & Co.
2.88%, 10/30/2030	911,000	868,000
3.35%, 03/02/2033	461,000	429,852
3.90%, 03/15/2026(1)	903,000	901,999
4.90%, 07/25/2033	924,000	935,778
5.21%, 12/03/2035	1,655,000	1,678,547
5.39%, 04/24/2034	478,000	494,348
Western Midstream Operating LP
5.45%, 11/15/2034	543,000	546,630
5.50%, 12/15/2035	392,000	390,306
Williams Cos., Inc.
2.60%, 03/15/2031	509,000	465,893
5.15%, 03/15/2036	454,000	451,989
		144,552,531
Total Corporate Bonds & Notes (cost $169,910,724)		170,849,826
UNAFFILIATED INVESTMENT COMPANIES — 3.0%
United States — 3.0%
iShares MSCI EAFE Value ETF	29,303	2,207,688
VanEck Gold Miners ETF	19,533	1,840,008
VanEck J. P. Morgan EM Local Currency Bond ETF	317,206	8,342,518
Total Unaffiliated Investment Companies (cost $12,260,559)		12,390,214
PURCHASED OPTIONS† — 0.1%
Purchased Options - Puts — 0.1%
Exchange - Traded put option on the S&P 500 Index (Expiration Date: 02/20/2026; Strike Price: $5,560.00)	95	15,913
Exchange - Traded put option on the S&P 500 Index (Expiration Date: 03/20/2026; Strike Price: $5,750.00)	105	124,950
Exchange - Traded put option on the S&P 500 Index (Expiration Date: 04/17/2026; Strike Price: $5,900.00)	117	352,755
Total Purchased Options (cost $1,196,059)		493,618
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.†(2) Expires 03/31/2040 (cost $0)	52	0
Total Long-Term Investment Securities (cost $318,590,687)		368,288,356
SHORT-TERM INVESTMENTS — 8.3%
U.S. Government — 7.1%
United States Treasury Bills
3.51%, 03/12/2026	8,400,000	8,367,769
3.78%, 02/05/2026	20,964,300	20,958,025
		29,325,794

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Unaffiliated Investment Companies — 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.65%(3)	4,887,364	$ 4,887,364
Total Short-Term Investments (cost $34,210,898)		34,213,158
TOTAL INVESTMENTS (cost $352,801,585)(4)	97.3%	402,501,514
Other assets less liabilities	2.7	11,113,409
NET ASSETS	100.0%	$413,614,923
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Schroders VCP Global Allocation Portfolio has no right to demand registration of these securities. At January 31, 2026, the aggregate value of these securities was $37,868,547 representing 9.2% of net assets.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Securities classified as Level 3 (see Note 2).
(3)	The rate shown is the 7-day yield as of January 31, 2026.
(4)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
CVA—Certification Van Aandelen (Dutch Cert.)
DAC—Designated Activity Company
ETF—Exchange Traded Fund
LSE—London Stock Exchange
NASDAQ—National Association of Securities Dealers Automated Quotations
NASDAQ Helsinki—NASDAQ Helsinki
NASDAQ Stockholm—Nasdaq Stockholm AB
NYSE—New York Stock Exchange
OTC—Over the Counter
SEHK—Hong Kong Stock Exchange
TSX—Toronto Stock Exchange
XAMS—Euronext Amsterdam Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
296	Long	MSCI World Index	March 2026	$42,416,110	$43,189,360	$ 773,250
168	Long	S&P 500 E-Mini Index	March 2026	57,792,262	58,512,300	720,038
32	Long	SPI 200 Index	March 2026	4,804,868	4,917,347	112,479
2	Long	TOPIX Index	March 2026	436,804	462,264	25,460
53	Short	Euro-Schatz	March 2026	6,716,716	6,716,149	567
364	Short	U.S. Treasury 10 Year Notes	March 2026	41,122,080	40,705,437	416,643
135	Short	U.S. Treasury 5 Year Notes	March 2026	14,787,765	14,705,508	82,257
78	Short	U.S. Treasury Ultra 10 Year Notes	March 2026	8,943,695	8,904,188	39,507
5	Short	U.S. Treasury Ultra Bonds	March 2026	600,108	587,188	12,920
						$2,183,121
						Unrealized (Depreciation)
83	Long	Australian 10 Year Bonds	March 2026	$ 6,320,782	$ 6,308,657	$ (12,125)
35	Long	U.S. Treasury 2 Year Notes	March 2026	7,304,807	7,297,227	(7,580)
100	Long	U.S. Treasury Long Bonds	March 2026	11,667,434	11,512,500	(154,934)
81	Short	Bloomberg U.S. Corporate Investment Grade Index	March 2026	8,663,953	8,666,595	(2,642)
56	Short	Euro STOXX 50 Index	March 2026	3,824,279	3,950,248	(125,969)
18	Short	FTSE 100 Index	March 2026	2,393,085	2,509,705	(116,620)
138	Short	MSCI Emerging Markets Index	March 2026	9,639,547	10,493,520	(853,973)
						$(1,273,843)
		Net Unrealized Appreciation (Depreciation)				$909,278
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	JPY	1,052,063,000	USD	6,682,579	02/25/2026	$ —	$(128,241)
	USD	739,098	EUR	620,000	02/25/2026	—	(3,419)
						—	(131,660)
Barclays Bank PLC	CHF	5,234,843	JPY	1,045,359,803	02/25/2026	—	(20,249)
	EUR	5,390,000	CHF	4,989,682	02/25/2026	74,126	—
	USD	1,185,330	CAD	1,637,000	02/25/2026	18,061	—
	USD	6,318,665	EUR	5,390,000	02/25/2026	76,999	—
						169,186	(20,249)

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Citibank, N.A.	CHF	2,492,000	USD	3,158,716	02/25/2026	$ —	$ (72,495)
	USD	7,839,751	CHF	6,185,000	02/25/2026	179,928	—
						179,928	(72,495)
Goldman Sachs International	BRL	2,413,000	USD	455,505	02/03/2026	—	(3,001)
	SGD	1,196,000	USD	934,024	02/25/2026	—	(7,604)
	USD	461,368	BRL	2,413,000	02/03/2026	—	(2,862)
	USD	452,686	BRL	2,413,000	03/03/2026	2,928	—
	USD	798,778	CAD	1,081,000	02/25/2026	—	(4,114)
	USD	1,614,858	INR	146,340,000	02/24/2026	—	(21,126)
	USD	823,068	KRW	1,214,544,000	02/24/2026	14,709	—
	USD	479,507	SEK	4,366,000	02/25/2026	11,186	—
						28,823	(38,707)
Morgan Stanley & Co. International PLC	DKK	1,029,000	USD	161,636	02/25/2026	—	(1,899)
	EUR	2,820,000	USD	3,305,088	02/25/2026	—	(41,066)
	NOK	4,888,000	USD	489,264	02/25/2026	—	(18,244)
	USD	1,969,167	AUD	2,916,000	02/25/2026	61,317	—
						61,317	(61,209)
UBS AG	BRL	2,413,000	USD	461,368	02/03/2026	2,862	—
	GBP	4,599,000	USD	6,180,830	02/25/2026	—	(112,060)
	JPY	526,216,466	USD	3,342,557	02/25/2026	—	(64,050)
	USD	437,626	BRL	2,413,000	02/03/2026	20,880	—
	USD	1,392,177	HKD	10,845,000	02/25/2026	—	(2,820)
	USD	1,643,897	TWD	52,199,000	02/24/2026	5,508	—
						29,250	(178,930)
Unrealized Appreciation (Depreciation)						$468,504	$(503,250)
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
NOK—Norwegian Krone
SEK—Swedish Krona
SGD—Singapore Dollar
TWD—New Taiwan Dollar
USD—United States Dollar

Industry Allocation*
Banks	15.6%
Short-Term Investments	8.3
Semiconductors	7.2
Internet	6.5
Pharmaceuticals	5.0
Insurance	4.7
Software	3.4
Diversified Financial Services	3.3
Electric	3.1
Unaffiliated Investment Companies	3.0
Food	2.6
Oil & Gas	2.5
REITS	2.1
Pipelines	2.1
Retail	2.1
Auto Manufacturers	2.1
Computers	2.0
Telecommunications	2.0
Aerospace/Defense	1.9
Cosmetics/Personal Care	1.6
Healthcare-Services	1.4
Media	1.4

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Industry Allocation*(continued)
Electrical Components & Equipment	1.2%
Beverages	1.0
Healthcare-Products	1.0
Electronics	0.9
Commercial Services	0.7
Machinery-Diversified	0.7
Machinery-Construction & Mining	0.7
Apparel	0.7
Leisure Time	0.7
Building Materials	0.6
Miscellaneous Manufacturing	0.6
Mining	0.6
Distribution/Wholesale	0.6
Transportation	0.5
Auto Parts & Equipment	0.4
Chemicals	0.4
Household Products/Wares	0.3
Home Furnishings	0.3
Energy-Alternate Sources	0.3
Engineering & Construction	0.2
Entertainment	0.2
Biotechnology	0.2
Environmental Control	0.1
Purchased Options	0.1
Savings & Loans	0.1
Iron/Steel	0.1
Real Estate	0.1
Gas	0.1
97.3%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Netherlands	$4,324,838	$80,922	$—	$4,405,760
Other Countries	180,148,938	—	—	180,148,938
Corporate Bonds & Notes	—	170,849,826	—	170,849,826
Unaffiliated Investment Companies	12,390,214	—	—	12,390,214
Purchased Options	493,618	—	—	493,618
Warrants	—	—	0	0
Short-Term Investments:
U.S. Government	—	29,325,794	—	29,325,794
Other Short-Term Investments	4,887,364	—	—	4,887,364
Total Investments at Value	$202,244,972	$200,256,542	$0	$402,501,514
Other Financial Instruments:†
Futures Contracts	$2,183,121	$—	$—	$2,183,121
Forward Foreign Currency Contracts	—	468,504	—	468,504
Total Other Financial Instruments	$2,183,121	$468,504	$—	$2,651,625
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,273,843	$—	$—	$1,273,843
Forward Foreign Currency Contracts	—	503,250	—	503,250
Total Other Financial Instruments	$1,273,843	$503,250	$—	$1,777,093
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.8%
Advertising — 0.1%
Advantage Solutions, Inc.†	10,833	$ 11,700
Boston Omaha Corp., Class A†	2,475	30,220
National CineMedia, Inc.	7,869	28,407
Nexxen International, Ltd.†	4,299	26,568
Stagwell, Inc.†	12,431	74,710
TechTarget, Inc.†	2,993	15,683
		187,288
Aerospace/Defense — 2.2%
AAR Corp.†	4,155	440,056
AeroVironment, Inc.†	4,231	1,177,868
AerSale Corp.†	2,765	20,710
AIRO Group Holdings, Inc.†	646	6,647
Amprius Technologies, Inc.†	12,197	151,731
Archer Aviation, Inc., Class A†	70,859	509,476
Astronics Corp.†	3,479	263,534
Ducommun, Inc.†	1,538	174,332
Eve Holding, Inc.†	10,825	42,651
Firefly Aerospace, Inc.†	2,428	61,186
Intuitive Machines, Inc.†	12,235	232,343
Joby Aviation, Inc.†	54,413	575,145
Kratos Defense & Security Solutions, Inc.†	18,652	1,921,343
Mercury Systems, Inc.†	5,822	546,569
Moog, Inc., Class A	3,147	960,936
National Presto Industries, Inc.	603	76,822
Red Cat Holdings, Inc.†	11,565	156,128
Redwire Corp.†	7,947	93,377
Voyager Technologies, Inc.†	1,506	45,978
		7,456,832
Agriculture — 0.3%
Alico, Inc.	607	25,075
Andersons, Inc.	3,661	226,946
Dole PLC	9,330	148,627
Fresh Del Monte Produce, Inc.	3,741	148,368
Ispire Technology, Inc.†	2,550	9,384
Limoneira Co.	1,943	27,979
Tejon Ranch Co.†	2,560	41,191
Turning Point Brands, Inc.	1,981	239,998
Universal Corp.	2,814	159,244
Vital Farms, Inc.†	3,834	109,077
		1,135,889
Airlines — 0.3%
Allegiant Travel Co.†	1,619	143,492
Frontier Group Holdings, Inc.†	10,237	47,500
JetBlue Airways Corp.†	33,550	163,388
SkyWest, Inc.†	4,526	436,850
Sun Country Airlines Holdings, Inc.†	5,621	98,592
		889,822
Apparel — 0.4%
Capri Holdings, Ltd.†	12,746	287,677
Carter's, Inc.	4,011	138,821
Ermenegildo Zegna NV	7,379	64,123
Kontoor Brands, Inc.	5,970	356,588
Lakeland Industries, Inc.	1,041	9,806
Oxford Industries, Inc.	1,678	61,834
Rocky Brands, Inc.	819	26,364
Steven Madden, Ltd.	8,028	352,269
Superior Group of Cos., Inc.	1,270	12,649
Torrid Holdings, Inc.†	2,718	3,126
Security Description	Shares or Principal Amount	Value

Apparel (continued)
Weyco Group, Inc.	686	$ 21,691
Wolverine World Wide, Inc.	9,012	159,693
		1,494,641
Auto Manufacturers — 0.2%
Blue Bird Corp.†	3,514	176,789
Faraday Future Intelligent Electric, Inc.†	16,531	17,192
Hyliion Holdings Corp.†	14,726	30,188
REV Group, Inc.	5,482	350,300
Wabash National Corp.	4,958	50,225
		624,694
Auto Parts & Equipment — 1.0%
Adient PLC†	9,205	191,464
Aeva Technologies, Inc.†	4,048	51,693
American Axle & Manufacturing Holdings, Inc.†	12,508	99,689
Cooper-Standard Holdings, Inc.†	1,975	61,956
Dana, Inc.	13,301	384,399
Dorman Products, Inc.†	3,087	383,405
Douglas Dynamics, Inc.	2,525	95,142
Fox Factory Holding Corp.†	4,428	81,475
Garrett Motion, Inc.	17,950	323,818
Gentherm, Inc.†	3,262	104,254
Goodyear Tire & Rubber Co.†	30,292	285,048
Holley, Inc.†	6,801	26,184
indie Semiconductor, Inc., Class A†	22,794	93,455
Methode Electronics, Inc.	4,163	33,262
Microvast Holdings, Inc.†	22,381	58,638
Miller Industries, Inc.	1,289	52,810
Motorcar Parts of America, Inc.†	1,650	20,510
Phinia, Inc.	4,191	298,273
Solid Power, Inc.†	17,241	77,240
Standard Motor Products, Inc.	2,310	92,238
Strattec Security Corp.†	441	34,892
Titan International, Inc.†	5,881	56,105
Visteon Corp.	3,104	282,029
XPEL, Inc.†	2,758	142,065
		3,330,044
Banks — 8.9%
Mechanics Bancorp, Class A	5,476	82,085
1st Source Corp.	2,092	140,854
ACNB Corp.	1,169	59,058
Alerus Financial Corp.	2,681	66,006
Amalgamated Financial Corp.	2,513	97,605
Amerant Bancorp, Inc.	4,011	87,039
Ameris Bancorp	7,390	595,782
Ames National Corp.	994	25,943
Arrow Financial Corp.	1,760	59,506
Associated Banc-Corp.	18,548	505,618
Atlantic Union Bankshares Corp.	15,927	618,605
BancFirst Corp.	2,376	261,241
Bancorp, Inc.†	4,782	284,242
Bank First Corp.	1,040	145,122
Bank of Hawaii Corp.	4,449	332,696
Bank of Marin Bancorp	1,551	41,644
Bank of N.T. Butterfield & Son, Ltd.	4,662	241,492
Bank7 Corp.	524	23,287
BankUnited, Inc.	8,527	404,777
Bankwell Financial Group, Inc.	811	39,082
Banner Corp.	3,859	238,641
Bar Harbor Bankshares	1,791	60,733
BayCom Corp.	1,198	34,958
BCB Bancorp, Inc.	1,689	13,326

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Blue Foundry Bancorp†	2,173	$ 28,575
Blue Ridge Bankshares, Inc.	7,303	31,038
Bridgewater Bancshares, Inc.†	2,431	46,699
Burke & Herbert Financial Services Corp.	1,491	97,631
Business First Bancshares, Inc.	3,128	88,116
Byline Bancorp, Inc.	3,213	102,591
C & F Financial Corp.	347	26,129
California Bancorp	2,546	45,803
Camden National Corp.	1,943	92,428
Capital Bancorp, Inc.	1,434	44,052
Capital City Bank Group, Inc.	1,634	68,236
Carter Bankshares, Inc.†	2,410	51,598
Cathay General Bancorp	7,512	384,464
CB Financial Services, Inc.	530	18,990
Central Pacific Financial Corp.	3,023	98,459
Chain Bridge Bancorp, Inc.†	266	9,374
Chemung Financial Corp.	473	28,744
ChoiceOne Financial Services, Inc.	1,714	49,175
Citizens & Northern Corp.	1,687	38,396
Citizens Financial Services, Inc.	516	32,637
City Holding Co.	1,560	192,020
Civista Bancshares, Inc.	1,766	42,614
CNB Financial Corp.	3,264	90,413
Coastal Financial Corp.†	1,439	137,827
CoastalSouth Bancshares, Inc.†	212	5,082
Colony Bankcorp, Inc.	1,998	38,881
Community Financial System, Inc.	5,981	373,812
Community Trust Bancorp, Inc.	1,833	113,096
Community West Bancshares	1,913	45,855
ConnectOne Bancorp, Inc.	5,474	145,718
Customers Bancorp, Inc.†	3,345	264,322
CVB Financial Corp.	14,767	291,058
Dime Community Bancshares, Inc.	4,442	151,117
Eagle Bancorp, Inc.	3,095	82,822
Eagle Financial Services, Inc.	522	19,998
Eastern Bankshares, Inc.	24,673	505,426
ECB Bancorp, Inc.†	875	15,470
Enterprise Financial Services Corp.	4,144	237,658
Equity Bancshares, Inc., Class A	1,646	75,914
Esquire Financial Holdings, Inc.	832	88,716
Farmers & Merchants Bancorp, Inc.	1,441	38,662
Farmers National Banc Corp.	4,334	56,255
FB Bancorp, Inc.†	2,028	26,283
FB Financial Corp.	4,605	264,926
Fidelity D&D Bancorp, Inc.	538	24,049
Financial Institutions, Inc.	2,302	75,828
Finwise Bancorp†	1,030	18,035
First Bancorp	4,562	264,277
First Bancorp, Inc.	1,249	34,160
First BanCorp.	17,970	397,496
First Bank	2,576	42,968
First Busey Corp.	9,390	231,463
First Business Financial Services, Inc.	953	54,626
First Commonwealth Financial Corp.	11,700	210,951
First Community Bankshares, Inc.	1,810	65,196
First Community Corp.	841	24,658
First Financial Bancorp	11,453	329,159
First Financial Bankshares, Inc.	14,985	476,823
First Financial Corp.	1,246	81,189
First Foundation, Inc.†	7,429	46,654
First Internet Bancorp	943	20,548
First Interstate BancSystem, Inc., Class A	10,106	358,460
Security Description	Shares or Principal Amount	Value

Banks (continued)
First Merchants Corp.	6,433	$ 255,776
First Mid Bancshares, Inc.	2,436	102,556
First National Corp.	886	23,346
First United Corp.	684	26,218
Firstsun Capital Bancorp†	1,353	53,416
Five Star Bancorp	1,707	67,631
Flagstar Financial, Inc.	33,830	447,233
Franklin Financial Services Corp.	477	24,332
Fulton Financial Corp.	20,624	425,886
FVCBankcorp, Inc.	1,801	27,267
GBank Financial Holdings, Inc.†	1,023	33,278
German American Bancorp, Inc.	4,120	173,328
Glacier Bancorp, Inc.	14,357	727,613
Great Southern Bancorp, Inc.	912	55,979
Hancock Whitney Corp.	9,475	651,880
Hanmi Financial Corp.	3,420	90,869
Hanover Bancorp, Inc.	539	12,451
Hawthorn Bancshares, Inc.	661	23,406
HBT Financial, Inc.	1,197	32,295
Heritage Commerce Corp.	6,986	88,932
Heritage Financial Corp.	3,952	102,001
Hilltop Holdings, Inc.	4,820	180,509
Home BancShares, Inc.	21,051	608,374
Hope Bancorp, Inc.	13,623	163,204
Horizon Bancorp, Inc.	5,097	89,809
Independent Bank Corp.	5,598	452,206
Independent Bank Corp.	2,292	80,564
International Bancshares Corp.	6,161	429,052
Investar Holding Corp.	1,046	29,759
John Marshall Bancorp, Inc.	1,417	29,247
Kearny Financial Corp.	6,681	52,045
Lakeland Financial Corp.	2,856	170,218
Landmark Bancorp, Inc.	541	14,602
LCNB Corp.	1,656	28,334
LINKBANCORP, Inc.	2,541	22,234
Live Oak Bancshares, Inc.	3,940	157,442
MainStreet Bancshares, Inc.	800	17,128
Mercantile Bank Corp.	1,852	96,267
Merchants Bancorp	2,862	118,658
Meridian Corp.	1,031	19,517
Metrocity Bankshares, Inc.	2,267	63,861
Metropolitan Bank Holding Corp.	1,058	97,971
Mid Penn Bancorp, Inc.	2,155	71,093
Middlefield Banc Corp.	822	27,570
Midland States Bancorp, Inc.	2,367	54,086
MidWestOne Financial Group, Inc.	1,820	84,302
MVB Financial Corp.	1,298	36,656
National Bank Holdings Corp., Class A	4,181	167,993
National Bankshares, Inc.	758	27,599
NB Bancorp, Inc.	4,622	100,390
NBT Bancorp, Inc.	5,712	253,784
NewtekOne, Inc.	2,801	37,785
Nicolet Bankshares, Inc.	1,497	218,532
Northeast Bank	832	95,871
Northeast Community Bancorp, Inc.	1,393	32,875
Northpointe Bancshares, Inc.	1,200	20,688
Northrim BanCorp, Inc.	2,520	59,371
Norwood Financial Corp.	1,055	32,104
Oak Valley Bancorp	771	24,633
OFG Bancorp	4,893	197,188
Ohio Valley Banc Corp.	432	17,777
Old National Bancorp	39,181	957,192
Old Second Bancorp, Inc.	5,104	101,263

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
OP Bancorp	1,339	$ 18,719
Orange County Bancorp, Inc.	1,246	38,402
Origin Bancorp, Inc.	3,444	147,506
Orrstown Financial Services, Inc.	2,192	78,956
Park National Corp.	1,686	274,717
Parke Bancorp, Inc.	1,187	32,417
Pathward Financial, Inc.	2,566	231,684
Patriot National Bancorp, Inc.†	4,996	7,694
PCB Bancorp	1,234	27,691
Peapack-Gladstone Financial Corp.	1,897	60,173
Peoples Bancorp of North Carolina, Inc.	499	18,278
Peoples Bancorp, Inc.	4,035	131,218
Peoples Financial Services Corp.	1,083	56,424
Pioneer Bancorp, Inc.†	1,340	18,961
Plumas Bancorp	626	31,369
Ponce Financial Group, Inc.†	2,246	37,688
Primis Financial Corp.	2,530	34,104
Princeton Bancorp, Inc.	624	22,608
QCR Holdings, Inc.	1,843	166,349
RBB Bancorp	1,706	35,382
Red River Bancshares, Inc.	569	47,261
Renasant Corp.	10,653	401,725
Republic Bancorp, Inc., Class A	979	71,085
Rhinebeck Bancorp, Inc.†	513	5,971
Richmond Mutual BanCorp, Inc.	1,035	14,521
S&T Bancorp, Inc.	4,222	180,026
SB Financial Group, Inc.	675	15,410
Seacoast Banking Corp. of Florida	9,715	324,870
ServisFirst Bancshares, Inc.	5,829	477,104
Shore Bancshares, Inc.	3,576	67,837
Sierra Bancorp	1,479	52,371
Simmons First National Corp., Class A	16,189	329,122
SmartFinancial, Inc.	1,649	65,828
South Plains Financial, Inc.	1,382	57,574
Southern First Bancshares, Inc.†	945	51,918
Southside Bancshares, Inc.	3,240	104,296
SR Bancorp, Inc.	895	14,893
Stellar Bancorp, Inc.	5,242	194,688
Stock Yards Bancorp, Inc.	2,948	199,550
Texas Capital Bancshares, Inc.†	5,069	512,831
Third Coast Bancshares, Inc.†	1,457	59,096
Tompkins Financial Corp.	1,491	119,459
Towne Bank	8,182	286,370
TriCo Bancshares	3,388	168,790
Triumph Financial, Inc.†	2,579	162,709
TrustCo Bank Corp.	2,156	93,570
Trustmark Corp.	6,280	267,026
UMB Financial Corp.	8,129	1,033,521
Union Bankshares, Inc.	414	10,304
United Bankshares, Inc.	15,636	661,872
United Community Banks, Inc.	13,835	476,339
United Security Bancshare/Ca	1,574	16,905
Unity Bancorp, Inc.	848	45,758
Univest Financial Corp.	3,177	105,286
Valley National Bancorp	54,250	675,955
Virginia National Bankshares Corp.	529	21,647
Walker & Dunlop, Inc.	3,724	234,202
Washington Trust Bancorp, Inc.	2,117	72,761
WesBanco, Inc.	10,696	377,462
West BanCorp, Inc.	1,836	43,568
Security Description	Shares or Principal Amount	Value

Banks (continued)
Westamerica BanCorp	2,755	$ 139,348
Western New England Bancorp, Inc.	2,090	28,069
		30,647,646
Beverages — 0.1%
BRC, Inc., Class A†	5,546	4,587
MGP Ingredients, Inc.	1,652	41,151
National Beverage Corp.†	2,271	77,396
Vita Coco Co., Inc.†	5,272	281,261
Westrock Coffee Co.†	2,465	11,906
Zevia PBC, Class A†	3,588	6,638
		422,939
Biotechnology — 8.5%
4D Molecular Therapeutics, Inc.†	4,300	38,098
Aardvark Therapeutics, Inc.†	1,438	18,680
Abeona Therapeutics, Inc.†	3,669	18,675
Absci Corp.†	14,995	44,835
ACADIA Pharmaceuticals, Inc.†	13,914	349,659
ADC Therapeutics SA†	10,003	36,111
ADMA Biologics, Inc.†	26,008	449,938
Akero Therapeutics, Inc. CVR†(1)	8,130	5,284
Aldeyra Therapeutics, Inc.†	4,942	26,489
Alector, Inc.†	8,097	15,303
Allogene Therapeutics, Inc.†	16,899	31,094
Alpha Teknova, Inc.†	1,233	2,984
Altimmune, Inc.†	10,082	56,459
Alumis Inc†	6,285	154,045
Amicus Therapeutics, Inc.†	33,640	480,716
AnaptysBio, Inc.†	2,063	97,807
Anavex Life Sciences Corp.†	9,594	45,092
ANI Pharmaceuticals, Inc.†	2,063	168,857
Annexon, Inc.†	11,288	70,437
Apogee Therapeutics, Inc.†	4,264	279,335
Arbutus Biopharma Corp.†	16,546	68,335
Arcellx, Inc.†	3,867	264,155
Arcturus Therapeutics Holdings, Inc.†	2,116	15,807
Arcus Biosciences, Inc.†	8,723	183,532
Arcutis Biotherapeutics, Inc.†	12,215	309,895
Ardelyx, Inc.†	26,684	205,200
ArriVent Biopharma, Inc.†	3,338	75,072
Arrowhead Pharmaceuticals, Inc.†	14,836	1,028,580
ARS Pharmaceuticals, Inc.†	6,312	63,057
Atea Pharmaceuticals, Inc.†	7,169	30,397
Atlantic International Corp.†	1,247	4,315
Aura Biosciences, Inc.†	4,736	26,522
Aurinia Pharmaceuticals, Inc.†	13,285	193,031
Avidity Biosciences, Inc.†	12,941	939,128
Axsome Therapeutics, Inc.†	4,587	845,155
Beam Therapeutics, Inc.†	10,796	298,185
Benitec Biopharma, Inc.†	1,605	19,549
Bicara Therapeutics, Inc.†	3,435	57,708
BioAge Labs, Inc.†	2,567	48,747
BioCryst Pharmaceuticals, Inc.†	26,131	171,942
Biohaven, Ltd.†	10,969	129,763
Bridgebio Pharma, Inc.†	17,743	1,371,002
Bright Minds Biosciences, Inc.†	515	40,041
Capricor Therapeutics, Inc.†	4,460	97,629
Cardiff Oncology, Inc.†	6,767	11,842
Cartesian Therapeutics, Inc.†	1,037	7,083
Cartesian Therapeutics, Inc. CVR†(1)	13,211	3,303
Celcuity, Inc.†	3,594	393,255
Celldex Therapeutics, Inc.†	7,357	180,982

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
CG oncology, Inc.†	6,310	$ 328,435
Chinook Therapeutics, Inc. CVR†(1)	6,629	1,127
Cogent Biosciences, Inc.†	15,541	558,077
Compass Therapeutics, Inc.†	14,593	93,395
Crinetics Pharmaceuticals, Inc.†	10,947	546,693
CRISPR Therapeutics AG†	9,843	491,756
Cullinan Therapeutics, Inc.†	5,777	69,093
Cytek Biosciences, Inc.†	13,083	65,415
Cytokinetics, Inc.†	13,033	823,555
Day One Biopharmaceuticals, Inc.†	8,861	98,889
Definium Therapeutics, Inc.†	10,629	179,418
Denali Therapeutics, Inc.†	14,954	325,100
Design Therapeutics, Inc.†	2,380	24,300
DiaMedica Therapeutics, Inc.†	3,561	28,630
Dianthus Therapeutics, Inc.†	2,763	147,517
Disc Medicine, Inc.†	2,780	214,950
Dynavax Technologies Corp.†	11,638	180,214
Dyne Therapeutics, Inc.†	13,830	247,419
Edgewise Therapeutics, Inc.†	7,574	213,208
Editas Medicine, Inc.†	9,461	18,827
Eledon Pharmaceuticals, Inc.†	5,987	13,171
Emergent BioSolutions, Inc.†	5,346	60,624
Entrada Therapeutics, Inc.†	3,181	36,391
Erasca, Inc.†	19,201	201,802
Esperion Therapeutics, Inc.†	26,416	89,550
Evolus, Inc.†	4,923	23,089
EyePoint Pharmaceuticals, Inc.†	8,533	115,366
Fate Therapeutics, Inc.†	6,952	8,273
Forafric Global PLC†	622	6,232
Geron Corp.†	60,271	82,571
Gossamer Bio, Inc.†	20,755	47,321
Greenwich Lifesciences, Inc.†	588	17,681
GTX, Inc. CVR†(1)	73	0
Humacyte, Inc.†	14,229	14,196
Icosavax, Inc. CVR†(1)	3,120	967
Ideaya Biosciences, Inc.†	8,871	285,557
ImmunityBio, Inc.†	33,307	208,169
Immunome, Inc.†	10,582	260,529
Immunovant, Inc.†	7,769	201,994
Inhibrx Biosciences, Inc.†	1,030	78,558
Inhibrx. Inc. CVR†(1)	3,965	6,503
Inmune Bio, Inc.†	1,317	2,094
Innoviva, Inc.†	7,039	140,780
Intellia Therapeutics, Inc.†	11,439	150,423
Iovance Biotherapeutics, Inc.†	34,723	88,544
Jade Biosciences, Inc.	5,226	81,578
Janux Therapeutics, Inc.†	4,584	62,847
Keros Therapeutics, Inc.†	3,326	59,569
Kodiak Sciences, Inc.†	3,792	86,344
Korro Bio, Inc.†	769	10,251
Krystal Biotech, Inc.†	2,772	774,053
Kura Oncology, Inc.†	9,389	76,239
Kymera Therapeutics, Inc.†	6,333	460,346
Larimar Therapeutics, Inc.†	5,841	20,677
LB Pharmaceuticals, Inc.†	2,173	46,611
LENZ Therapeutics, Inc.†	1,905	30,137
Lexeo Therapeutics, Inc.†	6,483	48,039
Ligand Pharmaceuticals, Inc.†	2,168	416,473
Liquidia Corp.†	7,172	304,021
MapLight Therapeutics, Inc.†	1,906	33,717
Maravai LifeSciences Holdings, Inc., Class A†	11,776	39,567
Maze Therapeutics, Inc.†	2,422	105,551
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
MBX Biosciences, Inc.†	3,216	$ 118,510
MeiraGTx Holdings PLC†	4,990	37,974
Mineralys Therapeutics, Inc.†	5,283	163,192
Monopar Therapeutics, Inc.†	519	31,337
Monte Rosa Therapeutics, Inc.†	5,275	108,243
Myriad Genetics, Inc.†	10,548	59,280
NeoGenomics, Inc.†	14,616	176,269
Niagen Bioscience, Inc.†	6,339	37,971
Nkarta, Inc.†	4,743	10,529
Novavax, Inc.†	16,951	149,932
Nurix Therapeutics, Inc.†	11,317	186,957
Nuvalent, Inc., Class A†	5,653	581,637
Nuvation Bio, Inc.†	27,237	142,722
Olema Pharmaceuticals, Inc.†	6,559	168,697
Omeros Corp.†	7,282	85,127
Organogenesis Holdings, Inc.†	8,072	32,288
Oruka Therapeutics, Inc.†	4,357	149,140
Palvella Therapeutics, Inc.†	849	65,110
Perspective Therapeutics, Inc.†	7,022	26,613
Phathom Pharmaceuticals, Inc.†	4,212	57,578
Praxis Precision Medicines, Inc.†	2,747	862,558
Precigen, Inc.†	20,358	91,407
Prime Medicine, Inc.†	11,127	42,394
Protalix BioTherapeutics, Inc.†	7,779	18,203
Protara Therapeutic, Inc.†	3,644	25,800
Prothena Corp. PLC†	4,583	40,376
PTC Therapeutics, Inc.†	8,689	656,280
Puma Biotechnology, Inc.†	4,760	30,845
Rain Oncology, Inc. CVR†(1)	2,002	100
Rapport Therapeutics, Inc.†	3,213	85,498
Recursion Pharmaceuticals, Inc., Class A†	43,089	180,543
REGENXBIO, Inc.†	4,948	55,220
Relay Therapeutics, Inc.†	15,901	121,802
Replimune Group, Inc.†	7,735	54,377
Rezolute, Inc.†	8,595	28,707
Rigel Pharmaceuticals, Inc.†	2,041	71,149
Rocket Pharmaceuticals, Inc.†	9,523	33,140
Sana Biotechnology, Inc.†	18,655	82,642
Savara, Inc.†	15,990	86,346
Scholar Rock Holding Corp.†	9,197	407,795
Septerna, Inc.†	2,480	57,883
Sionna Therapeutics, Inc.†	1,823	77,040
Soleno Therapeutics, Inc.†	5,214	201,052
Solid Biosciences, Inc.†	6,940	44,832
Stoke Therapeutics, Inc.†	5,064	153,642
Syndax Pharmaceuticals, Inc.†	9,390	190,711
Tango Therapeutics, Inc.†	12,008	139,413
Tarsus Pharmaceuticals, Inc.†	4,341	280,168
Taysha Gene Therapies, Inc.†	24,691	111,356
Tectonic Therapeutic, Inc.†	1,262	25,227
Terns Pharmaceuticals, Inc.†	9,587	331,710
Tevogen Bio Holdings, Inc.†	3,969	1,205
TG Therapeutics, Inc.†	16,301	479,738
Theravance Biopharma, Inc.†	4,153	78,658
Travere Therapeutics, Inc.†	9,316	289,634
TriSalus Life Sciences, Inc.†	3,413	16,963
Tvardi Therapeutics, Inc.†	443	1,759
Tyra Biosciences, Inc.†	2,769	85,341
Upstream Bio, Inc.†	3,666	113,939
UroGen Pharma, Ltd.†	4,068	79,773
Vera Therapeutics, Inc.†	6,210	268,645
Veracyte, Inc.†	8,763	333,695
Verastem, Inc.†	6,201	37,826

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Vericel Corp.†	5,582	$ 200,840
Vir Biotechnology, Inc.†	9,596	71,394
Viridian Therapeutics, Inc.†	8,872	292,776
Wave Life Sciences, Ltd.†	12,762	165,140
Xencor, Inc.†	7,875	95,209
Xenon Pharmaceuticals, Inc.†	8,495	348,380
XOMA Royalty Corp.†	1,062	27,251
Zenas Biopharma, Inc.†	1,946	35,748
Zevra Therapeutics, Inc. †	6,381	57,429
Zymeworks, Inc.†	5,784	130,314
		29,114,512
Building Materials — 1.4%
NWPX Infrastructure, Inc. †	1,055	71,160
AirJoule Technologies Corp.†	2,443	7,866
American Woodmark Corp.†	1,525	90,570
Apogee Enterprises, Inc.	2,321	86,179
Aspen Aerogels, Inc.†	7,969	26,855
Boise Cascade Co.	4,262	344,412
Gibraltar Industries, Inc.†	3,381	173,310
Griffon Corp.	4,292	349,583
JELD-WEN Holding, Inc.†	10,247	27,872
Knife River Corp.†	6,263	420,686
LSI Industries, Inc.	3,178	70,266
Masterbrand, Inc.†	14,075	170,589
Modine Manufacturing Co.†	5,863	1,082,662
Smith-Midland Corp.†	310	10,893
SPX Technologies, Inc.†	5,394	1,124,163
Tecnoglass, Inc.	2,816	137,731
Titan America SA	2,764	47,983
UFP Industries, Inc.	6,499	671,217
		4,913,997
Chemicals — 1.4%
AdvanSix, Inc.	3,043	48,201
American Vanguard Corp.†	3,137	15,936
Balchem Corp.	3,621	616,186
Cabot Corp.	6,012	434,006
Calumet, Inc.†	7,861	176,165
Chemours Co.	17,001	254,845
Codexis, Inc.†	9,973	12,366
Ecovyst, Inc.†	12,793	135,734
H.B. Fuller Co.	6,179	371,358
Hawkins, Inc.	2,138	278,474
Ingevity Corp.†	4,078	268,292
Innospec, Inc.	2,777	226,936
Intrepid Potash, Inc.†	1,245	40,886
Koppers Holdings, Inc.	2,307	67,964
Kronos Worldwide, Inc.	2,463	12,931
Mativ Holdings, Inc.	5,750	69,287
Minerals Technologies, Inc.	3,532	232,264
Oil-Dri Corp. of America	1,163	70,420
Orion SA	6,644	41,060
Perimeter Solutions, Inc.†	15,566	407,051
Quaker Chemical Corp.	1,554	238,912
Rayonier Advanced Materials, Inc.†	7,481	58,053
Rogers Corp.†	1,905	185,242
Sensient Technologies Corp.	4,729	446,985
Stepan Co.	2,393	137,861
Trinseo PLC	3,871	1,742
Security Description	Shares or Principal Amount	Value

Chemicals (continued)
Tronox Holdings PLC	14,021	$ 84,967
Valhi, Inc.	273	3,874
		4,937,998
Coal — 0.6%
Alpha Metallurgical Resources, Inc.†	1,309	274,628
Core Natural Resources, Inc.	5,756	549,007
Hallador Energy Co.†	3,709	68,580
NACCO Industries, Inc., Class A	461	22,695
Peabody Energy Corp.	13,823	487,399
Ramaco Resources, Inc., Class A†	4,359	85,044
SunCoke Energy, Inc.	10,052	79,009
Warrior Met Coal, Inc.	5,830	520,619
		2,086,981
Commercial Services — 3.7%
Chaince Digital Holdings, Inc.†	3,637	20,876
ABM Industries, Inc.	6,882	316,847
Acacia Research Corp.†	4,157	16,545
Adtalem Global Education, Inc.†	4,014	415,650
AirSculpt Technologies, Inc.†	1,478	4,390
Alarm.com Holdings, Inc.†	5,326	259,802
Alight, Inc., Class A	46,641	71,361
Alta Equipment Group, Inc.	2,310	15,616
American Public Education, Inc.†	2,072	86,568
AMN Healthcare Services, Inc.†	4,510	96,063
Arlo Technologies, Inc.†	11,501	145,948
Barrett Business Services, Inc.	2,731	103,778
BrightView Holdings, Inc.†	7,629	101,923
Brink's Co.	4,756	604,202
Cadiz, Inc.†	6,251	35,256
Carriage Services, Inc.	1,677	71,960
Cass Information Systems, Inc.	1,278	57,459
CBIZ, Inc.†	5,524	217,369
Cimpress PLC†	1,964	155,333
CompoSecure, Inc., Class A†	6,483	152,804
CoreCivic, Inc.†	11,585	214,670
Coursera, Inc.†	15,489	93,863
CPI Card Group, Inc.†	768	9,976
CRA International, Inc.	722	136,415
Cross Country Healthcare, Inc.†	3,681	34,307
Custom Truck One Source, Inc.†	6,884	43,507
Deluxe Corp.	4,947	130,601
Distribution Solutions Group, Inc.†	662	18,794
Driven Brands Holdings, Inc.†	6,455	100,375
Emerald Holding, Inc.	2,236	11,269
Ennis, Inc.	2,468	48,101
European Wax Center, Inc., Class A†	3,922	15,413
EVERTEC, Inc.	7,356	220,754
First Advantage Corp.†	8,949	120,812
Flywire Corp.†	13,115	165,249
Forrester Research, Inc.†	1,501	12,173
Franklin Covey Co.†	1,360	27,703
GEO Group, Inc.†	15,133	241,825
Graham Holdings Co., Class B	359	418,820
Green Dot Corp., Class A†	6,296	76,685
Hackett Group, Inc.	2,584	47,158
Healthcare Services Group, Inc.†	7,878	148,264
Herc Holdings, Inc.	3,648	522,904
Hertz Global Holdings, Inc.†	13,923	68,223
HireQuest, Inc.	807	9,063
Huron Consulting Group, Inc.†	1,906	322,114
ICF International, Inc.	2,044	190,603

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Information Services Group, Inc.	4,031	$ 22,453
Insperity, Inc.	4,035	172,416
John Wiley & Sons, Inc., Class A	4,451	139,005
Kelly Services, Inc., Class A	3,543	38,229
Kforce, Inc.	2,103	74,299
KinderCare Learning Cos., Inc.†	3,601	16,817
Korn Ferry	5,865	407,442
Laureate Education, Inc.†	14,365	492,720
Legalzoom.com, Inc.†	14,566	129,492
Legence Corp., Class A†	4,185	196,318
Lifecore Biomedical, Inc.†	3,151	27,382
Lincoln Educational Services Corp.†	3,237	86,298
MarketWise, Inc.	198	3,277
Marqeta, Inc., Class A†	41,255	170,383
Matthews International Corp., Class A	3,292	86,547
Medifast, Inc.†	1,218	13,934
Mister Car Wash, Inc.†	10,783	59,846
Monro, Inc.	3,462	64,809
National Research Corp.	1,512	30,754
NPK International, Inc.†	9,404	129,869
Payoneer Global, Inc.†	31,815	203,298
Paysafe, Ltd.†	3,868	26,534
Perdoceo Education Corp.	7,238	231,833
Priority Technology Holdings, Inc.†	2,922	17,269
PROG Holdings, Inc.	4,272	138,584
Progyny, Inc.†	8,398	200,460
Quad/Graphics, Inc.	2,481	15,184
RCM Technologies, Inc.†	558	11,612
Remitly Global, Inc.†	19,251	254,498
Repay Holdings Corp.†	7,537	26,304
Resources Connection, Inc.	3,557	16,113
Sezzle, Inc.†	1,787	113,010
SoundThinking, Inc.†	1,259	8,788
Spire Global, Inc.†	3,120	35,724
StoneCo., Ltd., Class A†	28,094	453,437
Strategic Education, Inc.	2,671	227,088
Stride, Inc.†	4,827	408,364
Target Hospitality Corp.†	3,580	24,666
TIC Solutions, Inc.†	21,898	221,170
Transcat, Inc.†	1,081	65,195
TriNet Group, Inc.	3,359	205,705
TrueBlue, Inc.†	3,296	17,667
Udemy, Inc.†	11,562	55,613
Universal Technical Institute, Inc.†	5,179	144,132
Upbound Group, Inc.	5,815	109,904
USCB Financial Holdings, Inc.	1,201	22,639
Verra Mobility Corp.†	18,044	348,249
Vestis Corp.	12,825	83,747
Willdan Group, Inc.†	1,582	199,648
		12,648,116
Computers — 1.7%
3D Systems Corp.†	15,271	34,207
ASGN, Inc.†	4,706	245,136
Cantaloupe, Inc.†	6,180	66,373
Conduent, Inc.†	17,611	24,479
Corsair Gaming, Inc.†	5,420	27,642
Cricut, Inc., Class A	5,280	23,602
CSP, Inc.	262	2,992
Diebold Nixdorf, Inc.†	2,793	192,745
D-Wave Quantum, Inc.†	37,447	794,625
Grid Dynamics Holdings, Inc.†	7,169	59,288
Security Description	Shares or Principal Amount	Value

Computers (continued)
Insight Enterprises, Inc.†	3,316	$ 278,610
Maximus, Inc.	6,395	603,944
Mitek Systems, Inc.†	5,159	51,693
NCR Atleos Corp.†	8,274	308,620
NCR Voyix Corp.†	15,463	153,393
NetScout Systems, Inc.†	7,822	217,530
NextNav, Inc.†	10,398	149,315
OneSpan, Inc.	4,277	50,383
PAR Technology Corp.†	4,430	116,110
Pitney Bowes, Inc.	12,168	126,912
Qualys, Inc.†	4,064	536,042
Rapid7, Inc.†	7,015	83,619
Rigetti Computing, Inc.†	35,706	648,778
Rimini Street, Inc.†	4,324	14,918
Telos Corp.†	5,880	32,105
Tenable Holdings, Inc.†	13,079	288,523
TTEC Holdings, Inc.†	2,698	8,607
Unisys Corp.†	7,449	19,591
V2X, Inc.†	2,609	179,577
Varonis Systems, Inc.†	13,136	391,978
Vuzix Corp.†	7,302	19,204
		5,750,541
Cosmetics/Personal Care — 0.2%
Beauty Health Co.†	13,000	19,500
Edgewell Personal Care Co.	4,748	92,396
Honest Co., Inc.†	10,617	26,224
Interparfums, Inc.	2,076	202,555
Olaplex Holdings, Inc.†	16,046	25,353
Prestige Consumer Healthcare, Inc.†	5,533	356,713
Solesence, Inc.†	2,138	2,886
Waldencast PLC, Class A†	4,836	8,753
		734,380
Distribution/Wholesale — 0.7%
Gold.com, Inc.	2,265	117,440
EVI Industries, Inc.	625	16,063
G-III Apparel Group, Ltd.	4,106	120,511
Global Industrial Co.	1,703	52,044
Hudson Technologies, Inc.†	4,638	33,255
OPENLANE, Inc.†	11,892	357,236
Resideo Technologies, Inc.†	14,590	499,853
Rush Enterprises, Inc., Class A	6,904	443,168
Rush Enterprises, Inc., Class B	989	58,361
ScanSource, Inc.†	2,561	110,097
ThredUp, Inc., Class A†	10,966	55,707
Titan Machinery, Inc.†	2,389	38,869
VSE Corp.	2,602	568,719
		2,471,323
Diversified Financial Services — 2.8%
Acadian Asset Management, Inc.	2,968	164,486
AlTi Global, Inc.†	5,152	24,163
Artisan Partners Asset Management, Inc., Class A	7,002	311,729
Atlanticus Holdings Corp.†	624	32,217
Bakkt Holdings, Inc.†	1,575	21,089
Better Home & Finance Holding Co.†	558	16,913
BGC Group, Inc., Class A	40,551	369,420
Bread Financial Holdings, Inc.	1,741	126,292
Brookfield Business Corp., Class A	2,621	93,465
Burford Capital, Ltd.	22,937	222,259
Cohen & Steers, Inc.	3,103	199,399
Columbia Financial, Inc.†	3,080	50,112
Consumer Portfolio Services, Inc.†	1,166	10,063

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Dave, Inc.†	1,150	$ 188,243
Diamond Hill Investment Group, Inc.	264	45,236
Enact Holdings, Inc.	3,186	126,707
Encore Capital Group, Inc.†	2,455	135,516
Enova International, Inc.†	2,698	445,629
Federal Agricultural Mtg. Corp., Class C	1,040	176,072
Finance Of America Cos, Inc., Class A†	505	11,761
First Western Financial, Inc.†	917	23,062
Forge Global Holdings, Inc.†	1,165	52,075
GCM Grosvenor, Inc., Class A	5,144	58,230
International Money Express, Inc.†	2,950	45,607
Jefferson Capital, Inc.	1,059	22,631
LendingClub Corp.†	12,664	214,148
LendingTree, Inc.†	1,321	74,848
loanDepot, Inc., Class A†	10,028	21,861
Marex Group PLC	6,102	240,907
Medallion Financial Corp.	2,092	21,527
Miami International Holdings, Inc.†	2,659	110,960
Moelis & Co., Class A	5,291	379,206
Navient Corp.	7,681	75,351
Nelnet, Inc., Class A	1,264	166,722
NerdWallet, Inc., Class A†	4,693	56,598
Onity Group, Inc.†	803	36,312
Oportun Financial Corp.†	4,678	25,355
OppFi, Inc.	2,758	26,256
Pagseguro Digital, Ltd., Class A	20,491	230,524
Paysign, Inc.†	3,765	15,700
PennyMac Financial Services, Inc.	3,270	326,738
Perella Weinberg Partners	7,014	156,482
Piper Sandler Cos.	1,956	677,461
PJT Partners, Inc., Class A	2,570	444,687
PRA Group, Inc.†	4,574	58,501
Radian Group, Inc.	15,317	503,929
Regional Management Corp.	1,059	39,236
Resolute Holdings Management, Inc.†	449	91,578
Security National Financial Corp., Class A†	1,757	15,497
Siebert Financial Corp.†	1,608	4,776
Silvercrest Asset Management Group, Inc., Class A	891	13,133
StepStone Group, Inc., Class A	7,803	551,594
StoneX Group, Inc.†	5,284	593,182
Strive, Inc.†	29,154	23,938
SWK Holdings Corp.	426	7,455
Upstart Holdings, Inc.†	9,530	374,052
Velocity Financial, Inc.†	1,144	23,212
Victory Capital Holdings, Inc., Class A	5,000	352,650
Virtus Investment Partners, Inc.	725	118,356
Vroom, Inc.†	122	2,350
Webull Corp.†	30,065	211,357
Westwood Holdings Group, Inc.	847	15,509
WisdomTree, Inc.	13,948	225,958
World Acceptance Corp.†	303	36,739
		9,537,021
Electric — 1.7%
Ameresco, Inc., Class A†	3,548	111,194
Avista Corp.	9,100	375,739
Black Hills Corp.	8,195	598,071
Genie Energy, Ltd., Class B	2,418	33,296
Hawaiian Electric Industries, Inc.†	19,506	298,832
MGE Energy, Inc.	4,129	329,824
Northwestern Energy Group, Inc.	6,902	468,370
Oklo, Inc.†	12,185	970,170
Security Description	Shares or Principal Amount	Value

Electric (continued)
Ormat Technologies, Inc.	6,831	$ 853,465
Otter Tail Corp.	4,311	384,369
Portland General Electric Co.	12,733	639,833
TXNM Energy, Inc.	11,247	662,673
Unitil Corp.	1,904	96,933
		5,822,769
Electrical Components & Equipment — 1.0%
American Superconductor Corp.†	4,952	148,164
AZZ, Inc.	3,131	389,152
Belden, Inc.	4,424	519,864
Energizer Holdings, Inc.	7,077	154,491
EnerSys	4,172	751,753
Graham Corp.†	1,235	86,351
Insteel Industries, Inc.	2,220	73,571
nLight, Inc.†	5,181	236,305
Novanta, Inc.†	3,999	538,026
Powell Industries, Inc.	1,051	466,213
		3,363,890
Electronics — 2.9%
Advanced Energy Industries, Inc.	4,217	1,076,853
Allient, Inc.	1,721	104,998
Applied Optoelectronics, Inc.†	6,736	293,757
Atkore, Inc.	3,765	261,479
Atmus Filtration Technologies, Inc.	9,340	541,440
Badger Meter, Inc.	3,301	483,861
Bel Fuse, Inc., Class A	183	33,626
Bel Fuse, Inc., Class B	1,193	240,020
Benchmark Electronics, Inc.	4,082	212,836
CTS Corp.	3,252	167,185
Enovix Corp.†	18,796	124,430
ESCO Technologies, Inc.	2,882	657,586
Evolv Technologies Holdings, Inc.†	17,265	106,870
Itron, Inc.†	4,990	494,409
Kimball Electronics, Inc.†	2,652	80,117
Knowles Corp.†	8,989	217,893
Kopin Corp.†	20,771	52,966
KULR Technology Group, Inc.†	3,749	13,346
Mesa Laboratories, Inc.	511	40,246
MicroVision, Inc.†	35,220	28,620
Mirion Technologies, Inc.†	26,834	666,557
M-Tron Industries, Inc.†	279	18,202
Napco Security Technologies, Inc.	3,874	142,912
Neonode, Inc.†	1,194	2,161
NVE Corp.	352	23,756
OSI Systems, Inc.†	1,799	450,002
Plexus Corp.†	3,006	599,186
Sanmina Corp.†	5,846	828,261
SKYX Platforms Corp.†	6,961	17,403
Standard BioTools, Inc.†	34,679	48,551
TTM Technologies, Inc.†	11,451	1,124,488
Turtle Beach Corp.†	1,701	20,344
Vicor Corp.†	2,572	405,527
Vishay Intertechnology, Inc.	13,542	272,871
		9,852,759
Energy-Alternate Sources — 1.2%
Nextpower, Inc., Class A†	16,344	1,913,719
SunPower, Inc.†	6,855	11,791
Array Technologies, Inc.†	16,983	192,332
ASP Isotopes, Inc.†	10,187	64,586
Eos Energy Enterprises, Inc.†	34,502	505,109
Fluence Energy, Inc.†	7,208	221,790

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy-Alternate Sources (continued)
FutureFuel Corp.	2,570	$ 8,455
Gevo, Inc.†	24,948	48,898
Green Plains, Inc.†	7,510	86,065
Montauk Renewables, Inc.†	5,305	9,231
OPAL Fuels, Inc., Class A†	2,403	5,551
Plug Power, Inc.†	123,784	261,803
REX American Resources Corp.†	3,220	108,868
Shoals Technologies Group, Inc., Class A†	19,245	181,673
Sunrun, Inc.†	25,129	477,451
T1 Energy, Inc.†	14,911	124,209
Verde Clean Fuels, Inc.†	1,046	2,008
XCF Global, Inc.†	2,585	570
		4,224,109
Engineering & Construction — 2.7%
908 Devices, Inc.†	3,049	19,239
Arcosa, Inc.	5,426	621,114
Argan, Inc.	1,494	518,582
Bowman Consulting Group, Ltd.†	1,683	58,619
Centuri Holdings, Inc.†	8,424	232,502
Concrete Pumping Holdings, Inc.†	2,649	15,311
Construction Partners, Inc., Class A†	5,241	575,881
Dycom Industries, Inc.†	3,136	1,142,727
Energy Services of America Corp.	1,344	12,110
Exponent, Inc.	5,287	379,977
Fluor Corp.†	18,015	832,113
Frontdoor, Inc.†	8,116	479,737
Granite Construction, Inc.	4,946	597,180
Great Lakes Dredge & Dock Corp.†	7,442	111,481
IES Holdings, Inc.†	1,011	384,473
Latham Group, Inc.†	5,263	33,104
Limbach Holdings, Inc.†	1,186	101,972
Mistras Group, Inc.†	1,353	19,131
MYR Group, Inc.†	1,742	435,570
Orion Group Holdings, Inc.†	4,366	53,353
Primoris Services Corp.	6,053	897,357
Southland Holdings, Inc.†	1,266	2,355
Sterling Infrastructure, Inc.†	3,337	1,194,346
TSS, Inc.†	2,075	21,165
Tutor Perini Corp.	4,980	392,872
Uniti Group, Inc.†	18,886	157,132
		9,289,403
Entertainment — 0.9%
Accel Entertainment, Inc.†	5,719	64,682
AMC Entertainment Holdings, Inc., Class A†	58,373	81,138
Atlanta Braves Holdings, Inc., Class A†	683	30,066
Atlanta Braves Holdings, Inc., Class C†	5,162	206,119
Bally's Corp.†	834	12,744
Brightstar Lottery PLC	11,854	171,646
Cinemark Holdings, Inc.	11,900	281,792
Falcon's Beyond Global, Inc.†	1,044	6,233
Golden Entertainment, Inc.	2,296	61,808
IMAX Corp.†	4,997	174,445
Inspired Entertainment, Inc.†	2,988	26,683
Lionsgate Studios Corp.†	23,027	217,375
Madison Square Garden Entertainment Corp.†	4,435	274,393
Marriott Vacations Worldwide Corp.	3,128	169,882
Monarch Casino & Resort, Inc.	1,429	130,796
Pursuit Attractions & Hospitality, Inc.†	2,334	81,060
RCI Hospitality Holdings, Inc.	1,031	24,785
Red Rock Resorts, Inc., Class A	5,464	344,942
Security Description	Shares or Principal Amount	Value

Entertainment (continued)
Reservoir Media, Inc.†	2,314	$ 17,471
Rush Street Interactive, Inc.†	10,271	181,489
Six Flags Entertainment Corp.†	10,715	192,977
Starz Entertainment Corp.†	1,554	15,524
Super Group SGHC, Ltd.	17,815	168,708
United Parks & Resorts, Inc.†	3,152	118,673
Webtoon Entertainment, Inc.†	2,080	25,147
		3,080,578
Environmental Control — 0.4%
Arq, Inc.†	3,763	13,396
Casella Waste Systems, Inc., Class A†	7,033	709,489
CECO Environmental Corp.†	3,332	224,677
Energy Recovery, Inc.†	5,787	84,432
Enviri Corp.†	8,600	162,712
Montrose Environmental Group, Inc.†	3,831	85,355
Perma-Fix Environmental Services, Inc.†	1,913	29,212
Pure Cycle Corp.†	2,365	27,387
PureCycle Technologies, Inc.†	14,190	135,656
		1,472,316
Food — 0.8%
Marzetti Company	2,178	373,679
B&G Foods, Inc.	9,033	39,474
Beyond Meat, Inc.†	43,291	33,040
Calavo Growers, Inc.	1,941	49,379
Cal-Maine Foods, Inc.	5,000	417,650
Chefs' Warehouse, Inc.†	4,017	252,669
Grocery Outlet Holding Corp.†	10,524	100,294
Hain Celestial Group, Inc.†	10,055	12,167
HF Foods Group, Inc.†	4,854	9,271
Ingles Markets, Inc., Class A	1,618	121,123
J&J Snack Foods Corp.	1,736	164,920
John B. Sanfilippo & Son, Inc.	898	72,648
Lifeway Foods, Inc.†	595	13,108
Mama's Creations, Inc.†	4,061	61,321
Mission Produce, Inc.†	4,610	62,051
Nathan's Famous, Inc.	213	21,539
Natural Grocers by Vitamin Cottage, Inc.	1,542	42,127
Seneca Foods Corp., Class A†	540	64,438
Simply Good Foods Co.†	10,370	194,645
SunOpta, Inc.†	11,445	52,418
Tootsie Roll Industries, Inc.	1,803	68,298
TreeHouse Foods, Inc.†	5,618	138,428
United Natural Foods, Inc.†	6,704	249,590
Utz Brands, Inc.	7,849	82,728
Village Super Market, Inc., Class A	1,070	38,156
Weis Markets, Inc.	1,397	99,397
		2,834,558
Forest Products & Paper — 0.1%
Magnera Corp.†	3,785	49,470
Sylvamo Corp.	3,930	192,334
		241,804
Gas — 1.0%
Brookfield Infrastructure Corp., Class A	13,468	644,444
Chesapeake Utilities Corp.	2,489	320,284
New Jersey Resources Corp.	11,416	564,864
Northwest Natural Holding Co.	4,642	216,131
ONE Gas, Inc.	6,768	538,462
RGC Resources, Inc.	934	20,277

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas (continued)
Southwest Gas Holdings, Inc.	7,233	$ 599,037
Spire, Inc.	6,593	557,043
		3,460,542
Hand/Machine Tools — 0.3%
Cadre Holdings, Inc.	3,180	127,232
Enerpac Tool Group Corp.	5,822	234,976
Franklin Electric Co., Inc.	4,270	425,377
Kennametal, Inc.	8,508	292,590
Luxfer Holdings PLC	3,265	49,432
		1,129,607
Healthcare-Products — 3.5%
10X Genomics, Inc., Class A†	12,247	247,389
Accuray, Inc.†	12,054	9,731
Adaptive Biotechnologies Corp.†	16,875	312,188
Alphatec Holdings, Inc.†	13,095	194,199
AngioDynamics, Inc.†	4,468	46,288
Anteris Technologies Global Corp.†	3,695	22,059
Artivion, Inc.†	4,668	190,314
AtriCure, Inc.†	5,367	198,203
Avanos Medical, Inc.†	5,192	69,157
Avita Medical, Inc.†	1,616	7,127
Axogen, Inc.†	4,992	173,971
Azenta, Inc.†	4,648	180,714
Beta Bionics, Inc.†	4,241	58,653
BioLife Solutions, Inc.†	4,724	102,983
Bioventus, Inc., Class A†	5,667	44,939
Butterfly Network, Inc.†	21,837	86,475
CareDx, Inc.†	5,884	120,916
Castle Biosciences, Inc.†	3,291	129,632
Ceribell, Inc.†	2,833	58,388
Cerus Corp.†	20,732	48,306
ClearPoint Neuro, Inc.†	2,962	38,299
CONMED Corp.	3,363	129,106
CVRx, Inc.†	1,847	12,652
Delcath Systems, Inc.†	3,440	34,090
Electromed, Inc.†	784	23,418
Embecta Corp.	6,392	67,819
Enovis Corp.†	6,239	137,508
Glaukos Corp.†	6,252	746,364
GRAIL, Inc.†	3,911	382,574
Guardant Health, Inc.†	13,566	1,547,067
Haemonetics Corp.†	5,390	359,297
ICU Medical, Inc.†	2,703	405,180
Inogen, Inc.†	2,678	15,800
Integer Holdings Corp.†	3,855	334,845
Integra LifeSciences Holdings Corp.†	7,498	83,528
iRadimed Corp.	886	86,722
iRhythm Technologies, Inc.†	3,562	550,365
Kestra Medical Technologies, Ltd.†	2,215	54,644
KORU Medical Systems, Inc.†	4,828	26,023
Lantheus Holdings, Inc.†	7,424	496,814
LeMaitre Vascular, Inc.	2,254	191,522
Lensar, Inc.†	1,070	13,621
LivaNova PLC†	6,097	400,634
Lucid Diagnostics, Inc.†	7,870	9,365
MaxCyte, Inc.†	8,369	7,589
Merit Medical Systems, Inc.†	6,606	535,681
MiMedx Group, Inc.†	13,212	67,513
Myomo, Inc.†	3,701	3,106
Neogen Corp.†	25,003	255,531
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
NeuroPace, Inc.†	2,734	$ 41,365
Novocure, Ltd.†	11,083	137,429
OmniAb, Inc.†	8,879	16,160
Omnicell, Inc.†	5,109	247,787
OraSure Technologies, Inc.†	9,116	25,434
Orthofix Medical, Inc.†	4,636	61,334
OrthoPediatrics Corp.†	2,050	35,793
Outset Medical, Inc.†	2,015	10,095
Pacific Biosciences of California, Inc.†	30,349	68,589
PROCEPT BioRobotics Corp.†	5,987	173,384
Pulmonx Corp.†	4,702	7,711
Pulse Biosciences, Inc.†	1,698	23,483
Quanterix Corp.†	4,981	31,580
Quantum-Si, Inc.†	18,515	20,922
QuidelOrtho Corp.†	7,581	205,976
RxSight, Inc.†	3,652	31,736
Sanara Medtech, Inc.†	345	7,590
SANUWAVE Health, Inc.†	797	21,487
Shoulder Innovations, Inc.†	377	5,338
SI-BONE, Inc.†	4,172	69,172
STAAR Surgical Co.†	5,569	105,533
Stereotaxis, Inc.†	6,634	14,528
Tactile Systems Technology, Inc.†	2,470	71,284
Tandem Diabetes Care, Inc.†	7,524	149,652
TransMedics Group, Inc.†	3,754	502,942
Treace Medical Concepts, Inc.†	5,677	13,171
Twist Bioscience Corp.†	6,547	268,885
UFP Technologies, Inc.†	815	204,679
Utah Medical Products, Inc.	305	18,623
Varex Imaging Corp.†	4,951	69,017
		11,978,988
Healthcare-Services — 2.3%
Strata Critical Medical, Inc. †	7,865	38,381
Addus HomeCare Corp.†	1,907	197,336
agilon health, Inc.†	35,507	29,549
Ardent Health, Inc.†	2,635	21,528
Astrana Health, Inc.†	4,338	98,646
Aveanna Healthcare Holdings, Inc.†	7,726	64,898
BrightSpring Health Services, Inc.†	12,398	486,869
Brookdale Senior Living, Inc.†	26,011	390,165
Clover Health Investments Corp.†	45,316	101,508
Community Health Systems, Inc.†	14,742	47,322
Concentra Group Holdings Parent, Inc.	13,066	289,804
CorVel Corp.†	3,236	225,323
DocGo, Inc.†	11,538	8,845
Enhabit, Inc.†	5,633	59,879
Ensign Group, Inc.	6,283	1,078,540
Fortrea Holdings, Inc.†	10,285	172,891
Fulgent Genetics, Inc.†	2,473	64,793
GeneDx Holdings Corp.†	2,126	204,649
Ginkgo Bioworks Holdings, Inc.†	4,569	40,984
HealthEquity, Inc.†	9,544	817,634
Innovage Holding Corp.†	2,153	11,949
Joint Corp.†	1,714	16,763
LifeStance Health Group, Inc.†	18,780	132,775
Nano-X Imaging, Ltd.†	7,305	19,943
National HealthCare Corp.	1,454	208,082
Neuronetics, Inc.†	4,111	8,592
Oncology Institute, Inc.†	6,710	18,184
OPKO Health, Inc.†	45,892	57,824
Option Care Health, Inc.†	17,838	606,492
Oscar Health, Inc., Class A†	22,111	317,293

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Services (continued)
PACS Group, Inc.†	5,076	$ 171,366
Pediatrix Medical Group, Inc. †	9,471	202,490
Pennant Group, Inc.†	3,756	103,741
Personalis, Inc.†	5,611	52,575
Privia Health Group, Inc.†	13,035	302,673
RadNet, Inc.†	7,626	534,582
SBC Medical Group Holdings, Inc.†	645	2,954
Select Medical Holdings Corp.	12,021	180,916
Sonida Senior Living, Inc.†	627	19,970
Surgery Partners, Inc.†	8,589	127,632
Teladoc Health, Inc.†	19,473	106,128
U.S. Physical Therapy, Inc.	1,682	141,069
Viemed Healthcare, Inc.†	3,879	29,752
		7,813,289
Home Builders — 1.5%
Beazer Homes USA, Inc.†	3,167	68,312
Cavco Industries, Inc.†	877	431,502
Century Communities, Inc.	2,893	182,201
Champion Homes, Inc.†	6,344	497,243
Dream Finders Homes, Inc., Class A†	2,973	54,673
Forestar Group, Inc.†	2,078	54,070
Green Brick Partners, Inc.†	3,416	237,036
Hovnanian Enterprises, Inc., Class A†	526	59,254
Installed Building Products, Inc.	2,595	747,723
KB Home	7,137	410,663
LCI Industries	2,674	392,249
LGI Homes, Inc.†	2,202	110,342
M/I Homes, Inc.†	2,947	394,014
Meritage Homes Corp.	7,517	522,507
Taylor Morrison Home Corp.†	10,737	654,420
Tri Pointe Homes, Inc.†	9,577	319,393
Winnebago Industries, Inc.	3,043	139,704
		5,275,306
Home Furnishings — 0.3%
Alliance Laundry Holdings, Inc.†	4,486	99,051
Arhaus, Inc.†	5,942	60,490
Daktronics, Inc.†	4,287	99,244
Ethan Allen Interiors, Inc.	2,691	61,705
Flexsteel Industries, Inc.	471	18,854
Hamilton Beach Brands Holding Co., Class A	937	17,887
Leggett & Platt, Inc.	15,100	176,217
Lovesac Co.†	1,559	20,766
MillerKnoll, Inc.	7,414	148,873
Sleep Number Corp.†	2,429	28,274
Sonos, Inc.†	13,271	190,439
Traeger, Inc.†	4,945	5,439
Xperi, Inc.†	5,032	28,481
		955,720
Household Products/Wares — 0.2%
ACCO Brands Corp.	10,545	41,231
Acme United Corp.	378	15,797
Helen of Troy, Ltd.†	2,713	44,927
Quanex Building Products Corp.	5,076	95,023
Spectrum Brands Holdings, Inc.	2,629	167,493
WD-40 Co.	1,391	321,641
		686,112
Security Description	Shares or Principal Amount	Value

Housewares — 0.1%
Central Garden & Pet Co.†	1,046	$ 35,386
Central Garden & Pet Co., Class A†	5,759	176,629
		212,015
Insurance — 2.0%
Octave Specialty Group, Inc.†	5,126	29,064
Abacus Global Management, Inc.	4,387	32,683
American Coastal Insurance Corp.	2,734	30,211
American Integrity Insurance Group, Inc.†	635	11,868
AMERISAFE, Inc.	2,123	79,846
Aspen Insurance Holdings, Ltd., Class A Class A†	1,635	61,035
Ategrity Specialty Holdings LLC†	344	6,127
Baldwin Insurance Group, Inc.†	7,902	173,212
Bowhead Specialty Holdings, Inc.†	1,831	44,969
Citizens, Inc.†	5,141	28,533
CNO Financial Group, Inc.	10,764	452,626
Crawford & Co., Class A	2,024	21,960
Donegal Group, Inc., Class A	1,946	36,332
eHealth, Inc.†	3,272	9,260
Employers Holdings, Inc.	2,526	110,184
Essent Group, Ltd.	10,600	666,952
F&G Annuities & Life, Inc.	4,135	121,941
Fidelis Insurance Holdings, Ltd.	6,319	120,314
Genworth Financial, Inc.,†	45,466	379,186
GoHealth, Inc., Class A†	515	1,112
Goosehead Insurance, Inc., Class A†	2,651	163,938
Greenlight Capital Re, Ltd., Class A†	3,073	42,623
Hamilton Insurance Group, Ltd., Class B†	4,875	135,281
HCI Group, Inc.	1,207	191,515
Heritage Insurance Holdings, Inc.†	2,778	72,422
Hippo Holdings, Inc.†	2,122	63,236
Horace Mann Educators Corp.	4,559	204,289
Investors Title Co.	151	39,172
James River Group Holdings, Inc.	4,242	28,464
Kestrel Group, Ltd.†	315	3,739
Kingstone Cos, Inc.	1,257	19,421
Kingsway Financial Services, Inc.†	2,351	31,550
Lemonade, Inc.†	6,840	593,233
MBIA, Inc.†	5,471	35,014
Mercury General Corp.	2,969	260,055
NI Holdings, Inc.†	883	12,026
NMI Holdings, Inc.†	8,741	338,452
Palomar Holdings, Inc.†	2,979	368,175
ProAssurance Corp.†	5,735	138,902
Root, Inc., Class A†	1,445	89,778
Safety Insurance Group, Inc.	1,655	130,248
Selective Insurance Group, Inc.	6,792	571,071
Selectquote, Inc.†	15,363	21,815
SiriusPoint, Ltd.†	7,533	153,749
Skyward Specialty Insurance Group, Inc.†	3,998	178,391
Slide Insurance Holdings, Inc.†	2,431	41,886
Stewart Information Services Corp.	3,109	209,640
Tiptree, Inc.	2,603	46,542
Trupanion, Inc.†	4,296	137,429
United Fire Group, Inc.	2,294	82,446
Universal Insurance Holdings, Inc.	2,820	85,869
		6,907,786
Internet — 1.3%
Bed Bath & Beyond, Inc. †	7,557	44,662
1-800-Flowers.com, Inc., Class A†	3,127	13,509
Angi, Inc.†	4,076	52,906

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Arena Group Holdings, Inc.†	1,467	$ 5,707
AudioEye, Inc.†	985	9,279
Backblaze, Inc., Class A†	6,437	29,288
BARK, Inc.†	12,134	10,799
Bumble, Inc., Class A†	8,755	29,329
Cargurus, Inc.†	9,204	298,210
Cars.com, Inc.†	6,079	69,057
Cogent Communications Holdings, Inc.	5,596	135,983
Crexendo, Inc.†	1,644	11,508
Entravision Communications Corp., Class A	7,941	23,902
ePlus, Inc.	2,950	253,140
Eventbrite, Inc., Class A†	8,181	36,160
EverQuote, Inc., Class A†	3,245	73,662
Figs, Inc., Class A†	9,978	107,862
fuboTV, Inc.†	37,000	82,510
Gaia, Inc.†	1,937	6,566
Gambling.com Group, Ltd.†	2,018	9,626
Getty Images Holdings, Inc.†	12,575	16,473
Grindr, Inc.†	3,867	43,774
Groupon, Inc.†	2,994	42,365
HealthStream, Inc.	2,899	64,619
Hims & Hers Health, Inc.†	22,987	622,718
Lands' End, Inc.†	1,353	24,029
LifeMD, Inc.†	4,409	14,285
Liquidity Services, Inc.†	2,560	81,920
Magnite, Inc.†	15,814	228,829
MediaAlpha, Inc., Class A†	4,050	41,432
Nerdy, Inc.†	6,572	6,441
Newsmax, Inc.†	5,364	37,012
Nextdoor Holdings, Inc.†	25,597	50,170
Open Lending Corp.†	12,336	22,081
OptimizeRx Corp.†	1,652	17,776
Phoenix Education Partners, Inc.	261	7,963
Q2 Holdings, Inc.†	7,030	430,587
QuinStreet, Inc.†	6,003	79,780
RealReal, Inc.†	11,124	163,189
Revolve Group, Inc.†	4,528	125,199
Rumble, Inc.†	11,490	65,378
Serve Robotics, Inc.†	6,848	71,425
Shutterstock, Inc.	2,903	57,625
Sprinklr, Inc., Class A†	12,078	77,058
Stitch Fix, Inc., Class A†	12,904	61,939
Travelzoo†	722	4,224
TripAdvisor, Inc.†	12,797	170,072
Tucows, Inc., Class A†	713	15,843
Upwork, Inc.†	13,897	278,357
Vivid Seats, Inc.†	374	2,726
Yelp, Inc.†	6,729	184,240
Ziff Davis, Inc.†	4,547	173,786
ZipRecruiter, Inc., Class A†	8,005	19,692
		4,606,672
Investment Companies — 1.3%
Bit Digital, Inc.†	37,402	75,926
Bitdeer Technologies Group†	11,135	145,200
Cannae Holdings, Inc.	5,345	77,021
Cipher Mining, Inc.†	36,658	585,062
Cleanspark, Inc.†	31,039	367,502
Compass Diversified Holdings	7,986	52,468
Core Scientific, Inc.†	32,449	583,757
FTAI Infrastructure, Inc.	12,495	72,721
HA Sustainable Infrastructure Capital, Inc.	13,794	474,652
Security Description	Shares or Principal Amount	Value

Investment Companies (continued)
Hut 8 Corp.†	10,709	$ 597,883
Innventure, Inc.†	2,544	8,370
MARA Holdings, Inc.†	41,992	398,924
Riot Platforms, Inc.†	39,397	609,472
Terawulf, Inc.†	34,270	458,190
		4,507,148
Iron/Steel — 0.3%
Commercial Metals Co.	12,457	957,570
Friedman Industries, Inc.	756	14,840
		972,410
Leisure Time — 0.8%
Acushnet Holdings Corp.	3,087	299,254
American Outdoor Brands, Inc.†	1,397	12,657
Escalade, Inc.	1,135	16,503
Global Business Travel Group I†	14,750	101,037
Johnson Outdoors, Inc., Class A	617	28,006
Life Time Group Holdings, Inc.†	17,074	498,048
Lindblad Expeditions Holdings, Inc.†	4,370	72,848
Livewire Group, Inc.†	4,176	9,772
Malibu Boats, Inc., Class A†	2,040	66,300
Marine Products Corp.	993	9,592
MasterCraft Boat Holdings, Inc.†	1,873	40,326
OneSpaWorld Holdings, Ltd.	11,008	216,307
Patrick Industries, Inc.	3,671	463,170
Peloton Interactive, Inc., Class A†	43,713	244,356
Polaris, Inc.	6,023	384,508
Sabre Corp.†	41,731	54,250
Topgolf Callaway Brands Corp.†	15,003	215,293
Xponential Fitness, Inc., Class A†	3,137	24,908
		2,757,135
Lodging — 0.1%
Hilton Grand Vacations, Inc.†	6,732	303,681
Marcus Corp.	2,845	42,931
		346,612
Machinery-Construction & Mining — 1.4%
Astec Industries, Inc.	2,579	125,649
Bloom Energy Corp., Class A†	24,427	3,697,515
Hyster-Yale, Inc.	1,385	46,328
Lightbridge Corp.†	2,854	43,909
Manitowoc Co., Inc.†	4,229	54,639
NANO Nuclear Energy, Inc.†	4,473	131,484
Net Power, Inc.†	3,861	9,150
NuScale Power Corp.†	14,176	247,796
Terex Corp.	7,213	411,141
		4,767,611
Machinery-Diversified — 1.8%
Aebi Schmidt Holding AG	4,371	63,991
Alamo Group, Inc.	1,170	228,513
Albany International Corp., Class A	3,386	187,889
Cactus, Inc., Class A	7,744	435,445
Chart Industries, Inc.†	5,060	1,049,140
Columbus McKinnon Corp.	3,374	71,124
CSW Industrials, Inc.	1,801	486,234
DXP Enterprises, Inc.†	1,449	188,442
Eastman Kodak Co.†	5,447	39,872
Gencor Industries, Inc.†	1,164	16,692
Gorman-Rupp Co.	2,311	125,926
Ichor Holdings, Ltd.†	3,985	120,905
Kadant, Inc.	1,284	412,215

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Diversified (continued)
Lindsay Corp.	1,258	$ 157,590
Mueller Water Products, Inc., Class A	17,041	461,300
Palladyne AI Corp.†	2,903	18,928
Power Solutions International, Inc.†	923	66,142
Pro-Dex, Inc.†	240	9,415
Richtech Robotics, Inc.†	17,305	61,952
Tennant Co.	2,055	156,365
Thermon Group Holdings, Inc.†	3,703	167,561
Watts Water Technologies, Inc., Class A	3,073	919,780
Zurn Elkay Water Solutions Corp.	16,815	775,340
		6,220,761
Media — 0.4%
Optimum Communications, Inc., Class A†	29,059	44,460
USA TODAY Co., Inc.†	15,967	94,525
AMC Networks, Inc., Class A†	3,742	28,851
Cable One, Inc.	556	45,030
CuriosityStream, Inc.	3,634	13,518
E.W. Scripps Co., Class A†	6,936	23,236
Gray Media, Inc.	10,224	46,110
iHeartMedia, Inc., Class A†	13,618	44,122
Liberty Latin America, Ltd., Class A†	2,787	21,516
Liberty Latin America, Ltd., Class C†	14,667	114,109
Scholastic Corp.	2,221	77,668
Sinclair, Inc.	4,631	67,196
Sphere Entertainment Co.†	3,109	296,941
TEGNA, Inc.	17,991	344,708
Thryv Holdings, Inc.†	4,383	21,082
Value Line, Inc.	110	4,123
		1,287,195
Metal Fabricate/Hardware — 0.6%
Ascent Industries Co.†	904	14,654
Eastern Co.	653	12,211
Helios Technologies, Inc.	3,717	240,787
Hillman Solutions Corp.†	22,151	207,555
Janus International Group, Inc.†	15,087	103,497
L.B. Foster Co., Class A†	1,167	35,068
Mayville Engineering Co., Inc.†	1,774	34,770
Metallus, Inc.†	4,369	87,162
Olympic Steel, Inc.	1,116	53,668
Omega Flex, Inc.	401	13,229
Park-Ohio Holdings Corp.	1,186	26,756
Proto Labs, Inc.†	2,570	135,311
Ryerson Holding Corp.	3,194	90,135
Standex International Corp.	1,291	309,840
Tredegar Corp.†	3,035	25,949
Worthington Enterprises, Inc.	3,508	194,940
Worthington Steel, Inc.	3,666	147,483
Xometry, Inc., Class A†	4,910	280,508
		2,013,523
Mining — 2.4%
American Battery Technology Co.†	12,218	49,361
Caledonia Mining Corp. PLC	1,691	46,401
Centrus Energy Corp., Class A†	1,876	522,053
Century Aluminum Co.†	5,907	267,764
Coeur Mining, Inc.†	71,629	1,464,097
Compass Minerals International, Inc.†	3,780	94,424
Constellium SE†	15,500	348,285
Contango ORE, Inc.†	1,206	34,190
Critical Metals Corp.†	5,113	67,338
Dakota Gold Corp.†	9,216	55,204
Security Description	Shares or Principal Amount	Value

Mining (continued)
Encore Energy Corp.†	19,124	$ 60,814
Energy Fuels, Inc.†	25,376	569,437
Ferroglobe PLC	14,353	68,177
Hecla Mining Co.	71,111	1,601,420
Idaho Strategic Resources, Inc.†	1,579	56,939
Ivanhoe Electric, Inc.†	11,892	203,234
Kaiser Aluminum Corp.	1,798	220,471
Lifezone Metals, Ltd.†	2,619	13,855
NioCorp Developments, Ltd.†	12,106	71,425
Novagold Resources, Inc.†	33,887	295,834
Perpetua Resources Corp.†	9,421	250,787
SSR Mining, Inc.†	23,006	525,227
United States Antimony Corp.†	13,437	98,493
United States Lime & Minerals, Inc.	1,175	141,623
Uranium Energy Corp.†	53,388	920,409
US Gold Corp.†	1,252	21,710
US Goldmining, Inc.†	355	4,769
USA Rare Earth, Inc.†	9,943	222,922
Vox Royalty Corp.	6,721	35,420
		8,332,083
Miscellaneous Manufacturing — 1.7%
Avient Corp.	10,386	375,454
Byrna Technologies, Inc.†	2,068	28,352
Core Molding Technologies, Inc.†	1,084	21,160
Enpro, Inc.	2,388	570,207
Fabrinet†	4,040	1,977,337
Federal Signal Corp.	6,720	726,365
Hillenbrand, Inc.	7,892	251,834
JBT Marel Corp.	5,844	919,320
LSB Industries, Inc.†	6,440	59,828
Materion Corp.	2,338	323,299
Myers Industries, Inc.	4,038	83,465
NL Industries, Inc.	1,151	6,998
Outdoor Holding Co.†	10,304	16,795
Park Aerospace Corp.	1,792	43,886
Sight Sciences, Inc.†	4,696	29,491
Smith & Wesson Brands, Inc.	5,343	58,345
Sturm Ruger & Co., Inc.	1,581	58,007
Trinity Industries, Inc.	8,850	254,349
		5,804,492
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	3,214	155,783
Office Furnishings — 0.2%
CompX International, Inc.	173	4,031
HNI Corp.	7,123	340,408
Interface, Inc.	6,616	208,206
Virco Mfg. Corp.	1,275	8,912
		561,557
Office/Business Equipment — 0.0%
Xerox Holdings Corp.	14,017	30,697
Oil & Gas — 2.3%
BKV Corp.†	2,062	61,345
Borr Drilling, Ltd.	30,559	143,016
California Resources Corp.	8,196	438,486
CNX Resources Corp.†	14,739	571,873
Comstock Resources, Inc.†	8,489	206,707
Crescent Energy Co., Class A	25,979	253,815
CVR Energy, Inc.†	3,391	77,111
Delek US Holdings, Inc.	6,677	197,038
Diversified Energy Co.	6,672	89,338

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Empire Petroleum Corp.†	1,951	$ 5,892
Epsilon Energy, Ltd.	2,189	10,923
Evolution Petroleum Corp.	3,612	14,231
Granite Ridge Resources, Inc.	6,570	32,981
Gulfport Energy Corp.†	1,781	363,627
Helmerich & Payne, Inc.	10,812	366,311
HighPeak Energy, Inc.	2,215	10,078
Infinity Natural Resources, Inc., Class A†	1,675	26,599
Kolibri Global Energy, Inc.†	4,010	16,160
Kosmos Energy, Ltd.†	46,962	74,200
Magnolia Oil & Gas Corp., Class A	20,449	521,654
Murphy Oil Corp.	15,120	454,961
Nabors Industries, Ltd.†	1,600	106,944
NextNRG, Inc.†	1,993	1,853
Noble Corp. PLC†	14,126	503,168
Northern Oil & Gas, Inc.	10,723	268,075
Par Pacific Holdings, Inc.†	5,638	212,778
Patterson-UTI Energy, Inc.	38,067	286,645
PBF Energy, Inc., Class A	9,343	312,617
Prairie Operating Co.†	2,456	4,495
PrimeEnergy Resources Corp.†	38	6,957
Riley Exploration Permian, Inc.	1,499	42,047
Sable Offshore Corp.†	8,938	86,520
SandRidge Energy, Inc.	4,213	66,776
Seadrill, Ltd.†	7,026	270,361
SM Energy Co.	27,860	542,434
Talos Energy, Inc.†	13,451	160,336
Transocean, Ltd.†	104,959	521,646
VAALCO Energy, Inc.	12,446	63,973
Valaris, Ltd.†	7,051	407,054
Vitesse Energy, Inc.	3,417	71,620
W&T Offshore, Inc.	11,605	25,183
		7,897,828
Oil & Gas Services — 1.3%
Archrock, Inc.	19,023	562,891
Atlas Energy Solutions, Inc.	8,479	98,950
Bristow Group, Inc.†	3,181	139,837
Core Laboratories, Inc.	5,117	99,986
DMC Global, Inc.†	2,437	20,958
DNOW, Inc.†	21,158	321,390
Expro Group Holdings NV†	10,068	161,189
Flotek Industries, Inc.†	1,620	28,139
Flowco Holdings, Inc., Class A	2,142	44,768
Forum Energy Technologies, Inc.†	1,141	51,619
Helix Energy Solutions Group, Inc.†	15,917	126,381
Innovex International, Inc.†	4,297	106,780
Kodiak Gas Services, Inc.	9,547	401,070
Liberty Energy, Inc.	17,668	435,516
Mammoth Energy Services, Inc.†	2,749	6,433
Matrix Service Co.†	3,044	43,590
National Energy Services Reunited Corp.†	6,802	133,863
Natural Gas Services Group, Inc.	1,213	42,018
Oceaneering International, Inc.†	10,952	329,655
Oil States International, Inc.†	6,697	56,724
ProFrac Holding Corp., Class A†	1,400	7,294
ProPetro Holding Corp.†	9,107	104,639
Ranger Energy Services, Inc., Class A	2,114	32,598
RPC, Inc.	10,210	67,897
SEACOR Marine Holdings, Inc.†	1,851	12,365
Select Water Solutions, Inc.	10,756	130,040
Solaris Energy Infrastructure, Inc.	4,644	256,302
Security Description	Shares or Principal Amount	Value

Oil & Gas Services (continued)
TETRA Technologies, Inc.†	13,935	$ 158,859
Tidewater, Inc.†	5,503	343,882
		4,325,633
Packaging & Containers — 0.2%
Ardagh Metal Packaging SA	16,766	73,603
Clearwater Paper Corp.†	1,285	21,614
Greif, Inc., Class A	2,765	195,264
Greif, Inc., Class B	489	40,675
Karat Packaging, Inc.	792	19,380
O-I Glass, Inc.†	17,193	262,709
Ranpak Holdings Corp.†	5,796	29,212
TriMas Corp.	3,567	124,024
		766,481
Pharmaceuticals — 2.7%
Aclaris Therapeutics, Inc.†	10,257	36,002
Actuate Therapeutics, Inc.†	680	3,203
AdaptHealth Corp.†	11,243	112,992
Aduro Biotech Holding, Inc. CVR†(1)	1,482	378
Agios Pharmaceuticals, Inc.†	6,330	173,695
Akebia Therapeutics, Inc.†	25,372	35,775
Alkermes PLC†	18,321	620,899
Amneal Pharmaceuticals, Inc.†	16,823	230,139
Amphastar Pharmaceuticals, Inc.†	4,176	110,622
Amylyx Pharmaceuticals, Inc.†	10,019	143,172
Anika Therapeutics, Inc.†	1,467	13,540
Aquestive Therapeutics, Inc.†	11,481	33,869
Arvinas, Inc.†	7,769	103,949
aTyr Pharma, Inc.†	10,150	8,960
Avadel Pharmaceuticals PLC†	9,918	213,733
Biote Corp., Class A†	3,045	6,364
Candel Therapeutics, Inc.†	4,443	25,947
Catalyst Pharmaceuticals, Inc.†	12,793	310,870
Coherus Oncology, Inc.†	11,876	25,652
Collegium Pharmaceutical, Inc.†	3,608	165,679
CorMedix, Inc.†	8,301	64,416
Corvus Pharmaceuticals, Inc.†	6,039	125,007
Enanta Pharmaceuticals, Inc.†	3,148	40,609
Enliven Therapeutics, Inc.†	4,351	115,084
Eton Pharmaceuticals, Inc.†	2,672	40,107
Fennec Pharmaceuticals, Inc.†	1,818	13,799
FitLife Brands, Inc.†	444	7,060
Foghorn Therapeutics, Inc.†	3,636	20,762
Fulcrum Therapeutics, Inc.†	4,705	50,485
Guardian Pharmacy Services, Inc., Class A†	2,447	73,899
Gyre Therapeutics, Inc.†	1,063	8,600
Harmony Biosciences Holdings, Inc.†	4,989	182,198
Harrow, Inc.†	3,568	146,074
Herbalife, Ltd.†	11,535	198,863
Heron Therapeutics, Inc.†	17,391	22,956
Indivior Pharmaceuticals, Inc.†	13,699	484,671
Inhibikase Therapeutics, Inc.†	6,875	10,313
Ironwood Pharmaceuticals, Inc.†	17,914	87,599
Journey Medical Corp.†	1,380	11,537
KalVista Pharmaceuticals, Inc.†	4,420	68,996
Lifevantage Corp.	1,203	6,376
Madrigal Pharmaceuticals, Inc.†	2,080	1,017,765
MannKind Corp.†	33,951	196,237
MediWound, Ltd.†	964	17,477
Mirum Pharmaceuticals, Inc.†	4,515	466,038
Nature's Sunshine Products, Inc.†	1,866	47,061
Neurogene, Inc.†	1,164	20,556

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Nuvectis Pharma, Inc.†	1,479	$ 11,995
Ocular Therapeutix, Inc.†	20,297	185,515
ORIC Pharmaceuticals, Inc.†	7,336	75,267
Owens & Minor, Inc.†	9,031	19,959
Pacira BioSciences, Inc.†	5,179	106,377
Phibro Animal Health Corp., Class A	2,388	95,878
Protagonist Therapeutics, Inc.†	6,542	535,136
Rhythm Pharmaceuticals, Inc.†	5,918	606,713
SELLAS Life Sciences Group, Inc.†	13,988	52,735
SIGA Technologies, Inc.	3,772	25,272
Spyre Therapeutics, Inc.†	7,780	248,804
Supernus Pharmaceuticals, Inc.†	6,032	290,501
Tonix Pharmaceuticals Holding Corp.†	972	16,757
Trevi Therapeutics, Inc.†	10,260	107,422
TuHURA Biosciences, Inc.†	2,099	1,123
USANA Health Sciences, Inc.†	1,290	27,993
Vanda Pharmaceuticals, Inc.†	5,651	42,609
Vaxcyte, Inc.†	12,785	684,892
Voyager Therapeutics, Inc.†	3,888	15,163
Xeris Biopharma Holdings, Inc.†	17,443	128,380
		9,198,476
Pipelines — 0.3%
Excelerate Energy, Inc., Class A	2,635	98,417
Golar LNG, Ltd.	11,037	447,992
Kinetik Holdings, Inc.	4,995	204,345
New Fortress Energy, Inc.†	19,234	25,581
NextDecade Corp.†	14,672	77,615
Summit Midstream Corp.†	1,125	32,299
		886,249
Private Equity — 0.1%
P10, Inc., Class A	6,451	69,542
Patria Investments, Ltd., Class A	7,417	108,362
		177,904
Real Estate — 0.7%
American Realty Investors, Inc.†	213	3,670
Compass, Inc., Class A†	73,104	915,262
Douglas Elliman, Inc.†	9,511	25,680
eXp World Holdings, Inc.	10,756	97,234
FRP Holdings, Inc.†	1,456	34,813
Kennedy-Wilson Holdings, Inc.	13,433	132,315
Legacy Housing Corp.†	790	16,392
Logistic Properties Of The Americas†	517	1,530
Marcus & Millichap, Inc.	2,798	76,106
Maui Land & Pineapple Co., Inc.†	1,184	20,282
McGrath RentCorp	2,745	306,589
Mobile Infrastructure Corp.†	1,637	5,222
Newmark Group, Inc., Class A	16,722	298,153
RE/MAX Holdings, Inc., Class A†	2,701	21,014
Real Brokerage, Inc.†	15,394	54,495
RMR Group, Inc., Class A	1,912	28,967
Seaport Entertainment Group, Inc.†	849	16,038
Sky Harbour Group Corp.†	1,253	11,578
St. Joe Co.	4,402	291,368
Stratus Properties, Inc.†	881	26,139
Transcontinental Realty Investors, Inc.†	215	11,442
		2,394,289
REITS — 5.4%
Acadia Realty Trust	14,911	298,369
ACRES Commercial Realty Corp.†	560	10,724
Security Description	Shares or Principal Amount	Value

REITS (continued)
Adamas Trust, Inc.	9,858	$ 78,864
AG Mtg. Investment Trust, Inc.	3,256	28,002
Alexander & Baldwin, Inc.	8,142	168,865
Alexander's, Inc.	250	61,225
Alpine Income Property Trust, Inc.	1,416	24,950
American Assets Trust, Inc.	5,718	103,267
American Healthcare REIT, Inc.	18,918	887,443
Angel Oak Mtg. REIT, Inc.	1,344	12,056
Apartment Investment & Management Co., Class A	18,386	108,110
Apollo Commercial Real Estate Finance, Inc.	15,565	168,258
Apple Hospitality REIT, Inc.	25,303	294,527
Arbor Realty Trust, Inc.	19,308	148,672
Ares Commercial Real Estate Corp.	6,043	31,484
Armada Hoffler Properties, Inc.	9,514	66,313
ARMOUR Residential REIT, Inc.	12,434	216,352
Blackstone Mtg. Trust, Inc., Class A	17,962	345,768
Braemar Hotels & Resorts, Inc.	6,813	18,191
Brandywine Realty Trust	19,850	56,176
BrightSpire Capital, Inc.	14,027	83,881
Broadstone Net Lease, Inc.	21,220	392,782
BRT Apartments Corp.	1,290	18,950
CareTrust REIT, Inc.	25,148	939,026
CBL & Associates Properties, Inc.	2,066	73,963
Centerspace	1,866	119,928
Chatham Lodging Trust	5,744	40,840
Chicago Atlantic Real Estate Finance, Inc.	1,965	24,366
Chimera Investment Corp.	8,801	108,692
Claros Mtg. Trust, Inc.†	10,870	29,784
Clipper Realty, Inc.	1,914	6,680
Community Healthcare Trust, Inc.	2,695	46,570
COPT Defense Properties	12,859	396,186
CTO Realty Growth, Inc.	3,477	61,786
Curbline Properties Corp.	12,042	292,018
DiamondRock Hospitality Co.	23,294	213,839
Diversified Healthcare Trust	25,016	145,343
Douglas Emmett, Inc.	15,332	161,906
Dynex Capital, Inc.	16,120	223,746
Easterly Government Properties, Inc.	4,907	114,775
Ellington Financial, Inc.	10,726	137,829
Empire State Realty Trust, Inc., Class A	16,106	106,783
Essential Properties Realty Trust, Inc.	22,227	674,812
Farmland Partners, Inc.	4,317	50,120
Four Corners Property Trust, Inc.	11,642	286,975
Franklin BSP Realty Trust, Inc.	8,955	91,878
Franklin Street Properties Corp.	10,036	8,430
FrontView REIT, Inc.	2,628	43,125
Getty Realty Corp.	6,014	179,578
Gladstone Commercial Corp.	5,450	63,493
Gladstone Land Corp.	4,159	46,373
Global Medical REIT, Inc.	1,414	48,840
Global Net Lease, Inc.	22,170	209,728
Hudson Pacific Properties, Inc.†	5,988	51,617
Independence Realty Trust, Inc.	27,075	452,152
Industrial Logistics Properties Trust	6,615	35,258
Innovative Industrial Properties, Inc.	3,106	150,082
InvenTrust Properties Corp.	8,816	259,102
Invesco Mtg. Capital, Inc.	7,535	64,726
JBG SMITH Properties	6,692	112,693
Kite Realty Group Trust	24,300	570,807
KKR Real Estate Finance Trust, Inc.	6,822	56,486
Ladder Capital Corp.	12,618	138,419
LTC Properties, Inc.	5,114	186,508
Lument Finance Trust, Inc.	5,188	6,952

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
LXP Industrial Trust	6,587	$ 326,386
Macerich Co.	28,696	543,215
MFA Financial, Inc.	11,177	107,746
Modiv Industrial, Inc.	1,063	16,285
National Health Investors, Inc.	5,313	436,304
NET Lease Office Properties	1,725	33,655
NETSTREIT Corp.	9,500	178,980
NexPoint Diversified Real Estate Trust	4,075	19,519
Nexpoint Real Estate Finance, Inc.	925	13,662
NexPoint Residential Trust, Inc.	2,569	77,635
One Liberty Properties, Inc.	2,078	44,781
Orchid Island Capital, Inc.	17,319	135,088
Outfront Media, Inc.	16,707	406,314
Peakstone Realty Trust	4,417	68,994
Pebblebrook Hotel Trust	13,143	150,093
PennyMac Mtg. Investment Trust	9,758	115,437
Phillips Edison & Co., Inc.	14,268	516,930
Piedmont Office Realty Trust, Inc.	14,417	121,391
Postal Realty Trust, Inc., Class A	2,527	46,067
Ready Capital Corp.	16,378	34,885
Redwood Trust, Inc.	14,179	77,701
Rithm Property Trust, Inc.	798	13,143
RLJ Lodging Trust	15,514	115,269
Ryman Hospitality Properties, Inc.	6,910	654,377
Sabra Health Care REIT, Inc.	26,864	503,163
Safehold, Inc.	5,881	82,981
Saul Centers, Inc.	1,400	44,422
Service Properties Trust	18,663	37,139
Seven Hills Realty Trust	2,605	22,455
Sila Realty Trust, Inc.	6,452	157,106
SITE Centers Corp.	5,760	35,251
SL Green Realty Corp.	8,119	363,569
Smartstop Self Storage REIT, Inc.	3,923	123,339
Strawberry Fields REIT, Inc.	612	8,029
Summit Hotel Properties, Inc.	12,468	55,109
Sunrise Realty Trust, Inc.	1,329	12,493
Sunstone Hotel Investors, Inc.	20,348	178,452
Tanger, Inc.	12,503	409,098
Terreno Realty Corp.	11,441	704,079
TPG RE Finance Trust, Inc.	7,400	66,822
Two Harbors Investment Corp.	11,422	131,010
UMH Properties, Inc.	9,082	141,952
Universal Health Realty Income Trust	1,306	51,887
Urban Edge Properties	14,373	279,267
Veris Residential, Inc.	8,526	129,510
Whitestone REIT	5,108	72,738
Xenia Hotels & Resorts, Inc.	10,628	156,763
		18,675,934
Retail — 3.1%
Abercrombie & Fitch Co., Class A†	5,206	508,262
Academy Sports & Outdoors, Inc.	7,495	412,300
Advance Auto Parts, Inc.	6,625	318,066
American Eagle Outfitters, Inc.	18,020	420,046
America's Car-Mart, Inc.†	847	21,785
Arko Corp.	9,329	49,537
Asbury Automotive Group, Inc.†	2,167	508,183
Barnes & Noble Education, Inc.†	1,702	15,233
Bassett Furniture Industries, Inc.	927	14,647
Biglari Holdings, Inc., Class B†	82	30,752
BJ's Restaurants, Inc.†	2,238	93,593
Black Rock Coffee Bar, Inc.†	1,850	27,584
Security Description	Shares or Principal Amount	Value

Retail (continued)
Bloomin' Brands, Inc.	10,081	$ 60,486
BlueLinx Holdings, Inc.†	925	64,343
Boot Barn Holdings, Inc.†	3,389	604,869
Brinker International, Inc.†	4,953	781,187
Buckle, Inc.	3,597	170,138
Build-A-Bear Workshop, Inc.	1,484	88,565
Caleres, Inc.	3,905	47,719
Camping World Holdings, Inc., Class A	7,062	93,148
Cheesecake Factory, Inc.	5,225	302,841
Citi Trends, Inc.†	543	23,430
Clean Energy Fuels Corp.†	20,596	45,311
Cracker Barrel Old Country Store, Inc.	2,603	78,402
Dave & Buster's Entertainment, Inc.†	3,235	60,721
Designer Brands, Inc., Class A	3,860	24,472
Dine Brands Global, Inc.	1,836	63,140
El Pollo Loco Holdings, Inc.†	3,219	32,608
Envela Corp.†	760	10,366
EVgo, Inc.†	15,408	46,378
First Watch Restaurant Group, Inc.†	5,580	89,224
FirstCash Holdings, Inc.	4,432	755,656
Genesco, Inc.†	1,026	29,682
Group 1 Automotive, Inc.	1,373	486,399
Haverty Furniture Cos., Inc.	1,596	40,411
J. Jill, Inc.	849	13,253
Jack in the Box, Inc.	2,245	47,078
Kohl's Corp.	12,444	217,397
Krispy Kreme, Inc.	9,422	29,679
Kura Sushi USA, Inc., Class A†	755	50,442
La-Z-Boy, Inc.	4,711	171,528
MarineMax, Inc.†	2,283	61,709
Movado Group, Inc.	1,708	38,942
National Vision Holdings, Inc.†	8,802	231,933
Nu Skin Enterprises, Inc., Class A	5,772	61,241
OneWater Marine, Inc., Class A†	1,357	18,021
Papa John's International, Inc.	3,713	130,586
PC Connection, Inc.	1,310	77,041
Petco Health & Wellness Co., Inc.†	8,223	22,120
Portillo's, Inc., Class A†	6,758	38,183
PriceSmart, Inc.	2,871	408,285
Sally Beauty Holdings, Inc.†	11,094	168,851
Savers Value Village, Inc.†	4,444	46,040
Shake Shack, Inc., Class A†	4,294	380,320
Shoe Carnival, Inc.	2,157	41,112
Signet Jewelers, Ltd.	4,481	413,462
Sonic Automotive, Inc., Class A	1,606	96,296
Sweetgreen, Inc., Class A†	11,200	68,768
Urban Outfitters, Inc.†	6,833	484,118
Victoria's Secret & Co.†	7,749	422,398
Warby Parker, Inc., Class A†	11,097	283,084
Winmark Corp.	314	141,517
Zumiez, Inc.†	1,477	36,349
		10,619,237
Savings & Loans — 0.9%
Beacon Financial Corp.	9,467	268,389
Axos Financial, Inc.†	6,070	600,869
Banc of California, Inc.	14,263	284,975
BV Financial, Inc.†	985	18,833
Capitol Federal Financial, Inc.	13,776	100,289
CF Bankshares, Inc.	437	12,721
Citizens Community Bancorp, Inc.	1,091	19,791
Eagle Bancorp Montana, Inc.	842	18,280
Finward Bancorp	390	14,292

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Savings & Loans (continued)
First Capital, Inc.	371	$ 21,859
First Savings Financial Group, Inc.	630	21,407
Flushing Financial Corp.	3,460	54,633
FS Bancorp, Inc.	753	31,611
Greene County Bancorp, Inc.	792	18,564
Hingham Institution for Savings	178	53,124
Home Bancorp, Inc.	797	47,573
HomeTrust Bancshares, Inc.	1,831	78,953
Northfield Bancorp, Inc.	3,988	49,132
Northwest Bancshares, Inc.	16,415	211,425
OceanFirst Financial Corp.	6,285	117,844
Provident Financial Services, Inc.	13,754	304,514
Riverview Bancorp, Inc.	2,323	12,010
Sound Financial Bancorp, Inc.	243	10,668
Southern Missouri Bancorp, Inc.	1,132	70,829
Timberland Bancorp, Inc.	852	33,177
WaFd, Inc.	8,800	287,056
WaterStone Financial, Inc.	1,819	33,270
WSFS Financial Corp.	6,298	407,670
		3,203,758
Semiconductors — 2.5%
ACM Research, Inc., Class A†	5,637	327,622
Aehr Test Systems†	3,174	81,381
Aeluma, Inc.†	1,455	22,974
Alpha & Omega Semiconductor, Ltd.†	2,944	65,062
Ambarella, Inc.†	4,577	293,111
Ambiq Micro, Inc.†	502	15,256
Arteris, Inc.†	3,269	49,068
Atomera, Inc.†	3,327	9,748
Axcelis Technologies, Inc.†	3,468	305,427
Blaize Holdings, Inc.†	8,159	11,096
CEVA, Inc.†	2,355	49,667
Cohu, Inc.†	5,093	145,354
Diodes, Inc.†	5,053	299,087
FormFactor, Inc.†	8,700	613,263
Impinj, Inc.†	2,988	412,643
Kulicke & Soffa Industries, Inc.	5,699	326,724
MaxLinear, Inc.†	9,227	160,089
Navitas Semiconductor Corp.†	17,938	153,908
Ouster, Inc.†	6,132	127,730
Penguin Solutions, Inc.†	5,648	108,498
Photronics, Inc.†	6,446	222,838
Power Integrations, Inc.	6,161	283,036
Rambus, Inc.†	12,071	1,374,042
Richardson Electronics, Ltd.	1,622	19,610
Semtech Corp.†	9,757	778,121
Silicon Laboratories, Inc.†	3,647	519,515
SiTime Corp.†	2,410	875,095
SkyWater Technology, Inc.†	3,418	108,214
Synaptics, Inc.†	4,348	358,754
Ultra Clean Holdings, Inc.†	4,993	218,094
Veeco Instruments, Inc.†	6,536	204,119
Vishay Precision Group, Inc.†	1,397	69,962
		8,609,108
Software — 4.4%
Teads Holding Co.†	4,964	3,341
TruBridge, Inc.†	1,136	21,982
8x8, Inc.†	15,804	26,235
ACI Worldwide, Inc.†	11,554	500,981
ACV Auctions, Inc., Class A†	18,780	146,672
Security Description	Shares or Principal Amount	Value

Software (continued)
Adeia, Inc.	12,101	$ 218,907
Agilysys, Inc.†	2,895	251,141
Airship AI Holdings, Inc.†	2,275	7,075
Alignment Healthcare, Inc.†	19,159	431,652
Alkami Technology, Inc.†	7,595	160,938
Amplitude, Inc., Class A†	10,790	98,944
Appian Corp., Class A†	4,438	123,820
Asana, Inc., Class A†	9,410	96,453
Asure Software, Inc.†	2,976	28,629
AvePoint, Inc.†	15,908	185,010
Bandwidth, Inc., Class A†	3,072	42,916
BigBear.ai Holdings, Inc.†	47,931	241,572
Blackbaud, Inc.†	4,220	226,614
BlackLine, Inc.†	5,883	273,383
Blend Labs, Inc., Class A†	22,064	52,512
Box, Inc., Class A†	15,716	398,401
Braze, Inc., Class A†	9,490	197,582
C3.ai, Inc., Class A†	14,022	154,382
Carlsmed, Inc.†	581	7,216
Cerence, Inc.†	4,778	54,135
Claritev Corp.†	920	24,987
Clear Secure, Inc., Class A	9,658	315,044
Clearwater Analytics Holdings, Inc., Class A†	31,212	751,897
Climb Global Solutions, Inc.	389	46,132
Commerce.com, Inc.†	7,549	23,553
Commvault Systems, Inc.†	4,999	428,414
Consensus Cloud Solutions, Inc.†	2,050	43,788
CS Disco, Inc.†	2,220	13,875
CSG Systems International, Inc.	3,089	246,348
Daily Journal Corp.†	150	87,956
Definitive Healthcare Corp.†	4,030	9,350
Digi International, Inc.†	4,145	178,525
Digimarc Corp.†	1,995	12,229
Digital Turbine, Inc.†	11,841	61,810
DigitalOcean Holdings, Inc.†	7,649	422,607
Domo, Inc., Class B†	3,525	20,692
Donnelley Financial Solutions, Inc.†	2,861	148,057
eGain Corp.†	2,124	21,813
EverCommerce, Inc.†	1,670	20,124
Evolent Health, Inc., Class A†	13,981	44,879
Expensify, Inc.†	6,798	9,857
Fastly, Inc., Class A†	15,596	144,263
Five9, Inc.†	8,509	150,269
Freshworks, Inc., Class A†	22,470	242,227
Genius Sports, Ltd.†	24,094	209,618
GigaCloud Technology, Inc., Class A†	2,611	104,257
Golden Matrix Group, Inc.†	1,315	958
Health Catalyst, Inc.†	8,364	17,983
HeartFlow, Inc.†	1,974	58,963
I3 Verticals, Inc., Class A†	2,706	60,100
IBEX Holdings, Ltd.†	1,140	42,408
Ibotta, Inc., Class A†	1,606	33,180
Immersion Corp.	3,359	22,572
Innodata, Inc.†	3,360	186,278
Intapp, Inc.†	6,459	219,283
IonQ, Inc.†	37,818	1,511,964
Jamf Holding Corp.†	8,867	115,714
Kaltura, Inc.†	10,140	16,528
Life360, Inc.†	2,315	132,626
LiveRamp Holdings, Inc.†	7,230	176,051
McGraw Hill, Inc.†	3,015	44,471
N-able, Inc.†	8,383	50,885
Navan, Inc., Class A†	4,223	48,480

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Nutex Health, Inc.†	390	$ 58,028
Omada Health, Inc.†	1,028	15,369
ON24, Inc.†	4,257	33,928
Pagaya Technologies, Ltd., Class A†	5,764	111,764
PagerDuty, Inc.†	9,793	103,806
PDF Solutions, Inc.†	3,557	113,290
Phreesia, Inc.†	6,169	82,850
Planet Labs PBC†	26,794	669,046
Playstudios, Inc.†	9,897	6,280
Playtika Holding Corp.	6,395	23,150
Porch Group, Inc.†	10,277	81,086
Progress Software Corp.†	4,882	199,771
PubMatic, Inc., Class A†	4,767	34,608
Quantum Computing, Inc.†	22,440	208,019
Rackspace Technology, Inc.†	3,677	2,249
Red Violet, Inc.†	1,188	54,030
ReposiTrak, Inc.	1,393	14,794
Rezolve AI PLC†	19,346	49,913
Sapiens International Corp. NV	3,531	153,599
Schrodinger, Inc.†	6,304	88,067
SEMrush Holdings, Inc., Class A†	5,899	70,139
Silvaco Group, Inc.†	725	3,248
Simulations Plus, Inc.†	1,976	33,375
Skillsoft Corp.†	507	4,588
SoundHound AI, Inc., Class A†	41,742	353,137
Sprout Social, Inc., Class A†	6,134	55,513
SPS Commerce, Inc.†	4,261	380,337
Synchronoss Technologies, Inc.†	427	3,758
Talkspace, Inc.†	16,405	66,276
Vertex, Inc., Class A†	7,684	142,538
Via Transportation, Inc.†	1,164	27,063
Viant Technology, Inc., Class A†	1,603	18,947
VTEX†	6,566	20,617
Waystar Holding Corp.†	12,485	331,602
Weave Communications, Inc.†	7,064	45,916
Whitefiber, Inc.†	996	19,432
WM Technology, Inc.†	9,928	7,673
Workiva, Inc.†	5,679	437,397
Yext, Inc.†	11,338	81,180
Zeta Global Holdings Corp., Class A†	21,079	391,648
Zspace, Inc.†	358	149
		15,069,688
Telecommunications — 3.3%
A10 Networks, Inc.	8,041	140,235
ADTRAN Holdings, Inc.†	8,762	80,786
Anterix, Inc.†	1,160	30,467
Applied Digital Corp.†	26,590	900,869
ATN International, Inc.	1,107	26,778
Aviat Networks, Inc.†	1,368	29,836
BK Technologies Corp.†	354	27,003
BlackSky Technology, Inc.†	3,346	73,846
Calix, Inc.†	6,743	301,210
Clearfield, Inc.†	1,389	41,350
Credo Technology Group Holding, Ltd.†	17,163	2,150,181
DigitalBridge Group, Inc.	19,205	295,565
EchoStar Corp., Class A†	15,149	1,715,170
Extreme Networks, Inc.†	14,172	206,628
Frequency Electronics, Inc.†	748	39,330
Globalstar, Inc.†	5,665	349,077
Gogo, Inc.†	9,087	41,709
Harmonic, Inc.†	12,729	123,726
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
IDT Corp., Class B	1,819	$ 88,458
Inseego Corp.†	1,411	15,366
InterDigital, Inc.	2,898	946,023
Lumen Technologies, Inc.†	106,700	941,094
NETGEAR, Inc.†	3,267	68,313
Ooma, Inc.†	2,940	34,545
Powerfleet, Inc.†	13,515	69,062
Preformed Line Products Co.	288	72,271
Ribbon Communications, Inc.†	11,072	29,009
Satellogic, Inc.†	7,838	36,055
Shenandoah Telecommunications Co.	6,037	71,659
Spok Holdings, Inc.	2,360	32,497
Telephone & Data Systems, Inc.	11,244	507,442
Viasat, Inc.†	13,723	619,868
Viavi Solutions, Inc.†	24,763	605,703
Vistance Networks, Inc.†	24,495	440,910
		11,152,041
Textiles — 0.1%
UniFirst Corp.	1,615	347,225
Toys/Games/Hobbies — 0.0%
Funko, Inc., Class A†	3,934	15,972
JAKKS Pacific, Inc.	1,102	20,134
		36,106
Transportation — 1.2%
ArcBest Corp.	2,551	230,151
Ardmore Shipping Corp.	4,076	52,662
Costamare Bulkers Holdings, Ltd.†	1,057	17,472
Costamare, Inc.	4,888	82,021
Covenant Logistics Group, Inc.	1,663	40,910
CryoPort, Inc.†	5,661	53,836
DHT Holdings, Inc.	14,425	206,710
Dorian LPG, Ltd.	4,104	121,191
FLEX LNG, Ltd.	3,549	94,758
Forward Air Corp.†	2,530	70,536
Genco Shipping & Trading, Ltd.	3,537	73,923
Heartland Express, Inc.	4,638	46,797
Himalaya Shipping, Ltd.	3,365	36,544
Hub Group, Inc., Class A	6,683	317,977
International Seaways, Inc.	4,472	266,755
Marten Transport, Ltd.	6,760	83,148
Matson, Inc.	3,552	569,386
Navigator Holdings, Ltd.	3,506	64,966
Nordic American Tankers, Ltd.	22,126	92,044
PAMT Corp.†	675	7,324
Pangaea Logistics Solutions, Ltd.	3,389	28,739
Proficient Auto Logistics, Inc.†	2,994	30,180
Radiant Logistics, Inc.†	4,018	27,041
RXO, Inc.†	17,876	260,632
Safe Bulkers, Inc.	6,550	37,400
Scorpio Tankers, Inc.	4,959	315,492
SFL Corp., Ltd.	13,303	117,865
Teekay Corp., Ltd.	6,282	64,265
Teekay Tankers, Ltd., Class A	2,613	168,591
Universal Logistics Holdings, Inc.	792	12,680
Werner Enterprises, Inc.	6,575	225,194
World Kinect Corp.	5,979	160,895
		3,978,085
Trucking & Leasing — 0.3%
GATX Corp.	4,016	730,550

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trucking & Leasing (continued)
Greenbrier Cos., Inc.	3,452	$ 174,050
Willis Lease Finance Corp.	345	62,887
		967,487
Water — 0.3%
H2O America	3,634	189,113
American States Water Co.	4,192	305,848
California Water Service Group	6,755	301,949
Consolidated Water Co., Ltd.	1,795	67,995
Global Water Resources, Inc.	1,633	14,158
Middlesex Water Co.	1,973	103,346
York Water Co.	1,614	54,198
		1,036,607
Total Common Stocks (cost $260,752,893)		338,692,030
ESCROWS AND LITIGATION TRUSTS — 0.0%
Third Harmonic Bio, Inc. †(1) (cost $175)	$ 2,512	76
Total Long-Term Investment Securities (cost $260,753,068)		338,692,106
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.9%
Unaffiliated Investment Companies — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.65%(2) (cost $2,944,840)	2,944,840	$ 2,944,840
TOTAL INVESTMENTS (cost $263,697,908)(3)	99.7%	341,636,946
Other assets less liabilities	0.3	1,043,275
NET ASSETS	100.0%	$342,680,221
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	The rate shown is the 7-day yield as of January 31, 2026.
(3)	See Note 4 for cost of investments on a tax basis.
CVR—Contingent Value Rights

Contracts For Difference Swaps
Counterparty	Pay/ Receive	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Savings & Loans
JPMorgan Securities, LLC	Pay	Provident Financial Services, Inc.	617	4.03% (OBFR + 0.40%)	Monthly	02/11/2026	$ 12,575	$ 1,086	$1,086
Office/Business Equipment
Goldman Sachs & Co. LLC	Pay	Pitney Bowes, Inc.	5,876	3.84% (OBFR + 0.20%)	Monthly	08/18/2026	63,108	(1,822)	(1,822)
Goldman Sachs & Co. LLC	Pay	Preferred Bank	1,139	3.84% (OBFR + 0.20%)	Monthly	08/18/2026	110,836	(13,144)	(13,144)
								(14,966)	(14,966)
Diversified Financial Services
Bank of America Merrill Lynch	Pay	Bread Financial Holdings, Inc.	3,380	3.83% (OBFR + 0.20%)	Monthly	02/16/2028	238,797	6,388	6,388
Bank of America Merrill Lynch	Pay	Moelis & Co., Class A	42	3.83% (OBFR + 0.20%)	Monthly	02/16/2028	3,266	(255)	(255)
BNP Paribas	Pay	Moelis & Co., Class A	2,980	3.83% (OBFR + 0.20%)	Monthly	05/24/2027	231,695	(18,119)	(18,119)
								(11,986)	(11,986)
REITS
BNP Paribas	Pay	Arbor Realty Trust, Inc.	2,086	3.83% (OBFR + 0.20%)	Monthly	05/24/2027	17,126	(1,064)	(1,064)
BNP Paribas	Pay	Douglas Emmett, Inc.	2,595	3.83% (OBFR + 0.20%)	Monthly	05/24/2027	28,467	(1,064)	(1,064)
Goldman Sachs & Co. LLC	Pay	Arbor Realty Trust, Inc.	262	3.84% (OBFR + 0.20%)	Monthly	08/18/2026	2,151	(134)	(134)
Goldman Sachs & Co. LLC	Pay	Douglas Emmett, Inc.	194	3.84% (OBFR + 0.20%)	Monthly	08/18/2026	2,128	(79)	(79)
								(2,341)	(2,341)
Insurance
Bank of America Merrill Lynch	Pay	SiriusPoint, Ltd.	1,022	3.83% (OBFR + 0.20%)	Monthly	02/16/2028	20,849	10	10
BNP Paribas	Pay	Jackson Financial, Inc.	7,748	3.83% (OBFR + 0.20%)	Monthly	05/24/2027	889,780	31,612	31,612
HSBC Holdings	Pay	SiriusPoint, Ltd.	2,909	4.04% (OBFR + 0.40%)	Monthly	02/09/2028	59,140	233	233
								31,855	31,855
Banks
Bank of America Merrill Lynch	Pay	Cadence Bank	1,033	3.83% (OBFR + 0.20%)	Monthly	02/16/2028	45,865	(2,366)	(2,366)
Goldman Sachs & Co. LLC	Pay	Cadence Bank	1,987	3.84% (OBFR + 0.20%)	Monthly	08/18/2026	88,223	(4,550)	(4,550)
HSBC Holdings	Pay	Preferred Bank	150	4.04% (OBFR + 0.40%)	Monthly	02/09/2028	14,700	(1,834)	(1,834)
								(8,750)	(8,750)
								$(5,102)	$(5,102)
OBFR—Overnight Bank Funding Rate

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
20	Long	E-Mini Russell 2000 Index	March 2026	$2,636,878	$2,624,600	$(12,278)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$29,097,228	$—	$17,284	$29,114,512
Pharmaceuticals	9,198,098	—	378	9,198,476
Other Industries	300,379,042	—	—	300,379,042
Escrows and Litigation Trusts	—	—	76	76
Short-Term Investments	2,944,840	—	—	2,944,840
Total Investments at Value	$341,619,208	$—	$17,738	$341,636,946
Other Financial Instruments:†
Swaps	$—	$39,329	$—	$39,329
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$44,431	$—	$44,431
Futures Contracts	12,278	—	—	12,278
Total Other Financial Instruments	$12,278	$44,431	$—	$56,709
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS — January 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 80.2%
Aerospace/Defense — 2.2%
Airbus SE	4,653	$ 1,066,684
Boeing Co.†	1,782	416,489
CSG NV†	3,771	136,579
Curtiss-Wright Corp.	383	251,512
Firefly Aerospace, Inc.†	2,710	68,292
FTAI Aviation, Ltd.	447	121,727
General Electric Co.	18,741	5,749,551
HEICO Corp., Class A	724	184,323
Hexcel Corp.	2,441	202,139
Howmet Aerospace, Inc.	7,297	1,518,360
Karman Holdings, Inc.†	1,807	187,567
Kratos Defense & Security Solutions, Inc.†	477	49,136
L3Harris Technologies, Inc.	448	153,597
Loar Holdings, Inc.†	1,375	94,298
Melrose Industries PLC	72,326	619,535
Moog, Inc., Class A	390	119,087
Northrop Grumman Corp.	3,334	2,307,995
Rheinmetall AG	489	1,032,621
Rocket Lab Corp.†	3,369	269,756
Rolls-Royce Holdings PLC	79,663	1,320,074
RTX Corp.	1,113	223,635
Safran SA	3,355	1,197,031
StandardAero, Inc.†	5,445	168,196
TransDigm Group, Inc.	288	411,132
		17,869,316
Agriculture — 0.3%
Altria Group, Inc.	2,330	144,437
Philip Morris International, Inc.	13,584	2,437,513
Vital Farms, Inc.†	853	24,268
		2,606,218
Airlines — 0.1%
American Airlines Group, Inc.†	4,582	60,941
Ryanair Holdings PLC ADR	11,621	820,442
Sun Country Airlines Holdings, Inc.†	10,346	181,469
United Airlines Holdings, Inc.†	822	84,107
		1,146,959
Apparel — 0.3%
Asics Corp.	42,400	1,017,808
Crocs, Inc.†	796	66,800
Kering SA	2,394	749,585
NIKE, Inc., Class B	5,728	354,048
Samsonite Group SA*	120,600	305,356
VF Corp.	11,445	224,208
		2,717,805
Auto Manufacturers — 1.1%
Cummins, Inc.	207	119,816
General Motors Co.	1,920	161,280
PACCAR, Inc.	1,462	179,694
Rivian Automotive, Inc., Class A†	8,732	128,797
Subaru Corp.	24,700	530,996
Suzuki Motor Corp.	47,100	641,097
Tesla, Inc.†	12,424	5,347,414
Toyota Motor Corp.	80,400	1,820,377
		8,929,471
Auto Parts & Equipment — 0.2%
Autoliv, Inc.	1,537	186,346
Autoliv, Inc. SDR	5,900	703,430
Dorman Products, Inc.†	590	73,278
Security Description	Shares or Principal Amount	Value

Auto Parts & Equipment (continued)
Dowlais Group PLC	175,212	$ 223,209
Standard Motor Products, Inc.	3,965	158,322
		1,344,585
Banks — 6.7%
ABN AMRO Bank NV CVA*	13,379	492,574
ANZ Group Holdings, Ltd.	43,671	1,116,058
Banco Bilbao Vizcaya Argentaria SA	52,342	1,330,835
Banco Santander SA	144,458	1,845,894
Bancorp, Inc.†	1,935	115,017
Bank of America Corp.	87,168	4,637,338
Bank of Hawaii Corp.	1,199	89,661
Bank of New York Mellon Corp.	2,139	256,509
BankUnited, Inc.	3,090	146,682
Barclays PLC	166,006	1,104,425
BAWAG Group AG*	2,342	381,435
Citigroup, Inc.	15,581	1,802,878
Columbia Banking System, Inc.	5,562	163,745
Commerce Bancshares, Inc.	1,541	81,118
Cullen/Frost Bankers, Inc.	688	94,820
DBS Group Holdings, Ltd.	28,800	1,340,272
Dime Community Bancshares, Inc.	1,155	39,293
DNB Bank ASA	45,265	1,300,538
East West Bancorp, Inc.	3,239	370,671
Erste Group Bank AG	7,303	947,899
Fifth Third Bancorp	25,449	1,278,049
First BanCorp.	8,711	192,687
First Citizens BancShares, Inc., Class A	63	130,383
First Financial Bankshares, Inc.	2,287	72,772
Flagstar Financial, Inc.	9,083	120,077
FNB Corp.	5,502	96,560
Fulton Financial Corp.	4,571	94,391
Glacier Bancorp, Inc.	2,013	102,019
Goldman Sachs Group, Inc.	2,466	2,306,721
HDFC Bank, Ltd. ADR	21,957	710,968
Hilltop Holdings, Inc.	3,760	140,812
Home BancShares, Inc.	3,096	89,474
Huntington Bancshares, Inc.	16,815	293,926
ING Groep NV	42,857	1,260,869
Intesa Sanpaolo SpA	136,698	966,700
JPMorgan Chase & Co.	28,380	8,681,158
KeyCorp	13,037	280,556
Lloyds Banking Group PLC	987,157	1,471,671
Macquarie Group, Ltd.	5,627	831,398
Mitsubishi UFJ Financial Group, Inc.	115,100	2,085,797
Morgan Stanley	20,781	3,798,767
National Bank of Canada	4,746	565,519
NewtekOne, Inc.	5,870	79,186
OFG Bancorp	4,547	183,244
Pathward Financial, Inc.	972	87,762
Pinnacle Financial Partners, Inc.	1,470	139,782
Popular, Inc.	1,989	265,591
Prosperity Bancshares, Inc.	1,321	91,162
Skandinaviska Enskilda Banken AB, Class A	49,442	1,062,108
Societe Generale SA	17,108	1,496,587
SouthState Bank Corp.	889	90,971
Standard Chartered PLC	60,358	1,537,842
Sumitomo Mitsui Trust Group, Inc.	28,100	929,283
Truist Financial Corp.	668	34,349
UBS Group AG	24,245	1,141,292
UMB Financial Corp.	954	121,292
UniCredit SpA	16,441	1,431,418
United Bankshares, Inc.	2,455	103,920

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
US Bancorp	6,860	$ 384,915
Webster Financial Corp.	3,584	235,720
Wells Fargo & Co.	11,406	1,032,129
Western Alliance Bancorp	3,066	273,334
Zions Bancorp NA	1,385	82,975
		54,033,798
Beverages — 0.4%
Celsius Holdings, Inc.†	1,666	87,432
Coca-Cola Co.	27,511	2,058,098
Diageo PLC	31,211	715,565
Keurig Dr Pepper, Inc.	4,081	111,983
Monster Beverage Corp.†	1,543	124,613
PepsiCo, Inc.	1,629	250,263
Vita Coco Co., Inc.†	1,378	73,516
		3,421,470
Biotechnology — 1.2%
ACADIA Pharmaceuticals, Inc.†	1,850	46,491
Alnylam Pharmaceuticals, Inc.†	1,049	354,625
Amgen, Inc.	616	210,598
Apogee Therapeutics, Inc.†	1,155	75,664
Argenx SE ADR†	1,061	891,771
Avidity Biosciences, Inc.†	2,264	164,298
Axsome Therapeutics, Inc.†	431	79,412
Bicara Therapeutics, Inc.†	872	14,650
Biohaven, Ltd.†	6,429	76,055
Bio-Rad Laboratories, Inc., Class A†	178	52,279
Bridgebio Pharma, Inc.†	1,299	100,374
Cargo Therapeutics, Inc. CVR(1)	3,384	0
Celcuity, Inc.†	982	107,450
Celldex Therapeutics, Inc.†	1,432	35,227
CG oncology, Inc.†	1,117	58,140
Corteva, Inc.	1,177	85,686
Crinetics Pharmaceuticals, Inc.†	2,583	128,995
Denali Therapeutics, Inc.†	3,734	81,177
Disc Medicine, Inc.†	662	51,186
Entrada Therapeutics, Inc.†	4,223	48,311
EyePoint Pharmaceuticals, Inc.†	3,134	42,372
Gilead Sciences, Inc.	26,983	3,830,237
Ideaya Biosciences, Inc.†	1,064	34,250
Illumina, Inc.†	946	136,990
Insmed, Inc.†	2,074	325,348
Ionis Pharmaceuticals, Inc.†	1,624	134,256
Kymera Therapeutics, Inc.†	2,252	163,698
LENZ Therapeutics, Inc.†	5,441	86,077
MBX Biosciences, Inc.†	1,118	41,198
Monte Rosa Therapeutics, Inc.†	1,369	28,092
Nurix Therapeutics, Inc.†	6,321	104,423
Oruka Therapeutics, Inc.†	1,182	40,460
Praxis Precision Medicines, Inc.†	627	196,878
Rapport Therapeutics, Inc.†	5,499	146,328
Regeneron Pharmaceuticals, Inc.	240	177,948
Relay Therapeutics, Inc.†	11,121	85,187
Replimune Group, Inc.†	5,249	36,900
Revolution Medicines, Inc.†	2,392	231,904
Rexahn Pharmaceuticals, Inc. CVR(1)	839	0
Scholar Rock Holding Corp.†	2,157	95,641
Soleno Therapeutics, Inc.†	751	28,959
Ultragenyx Pharmaceutical, Inc.†	2,996	72,114
United Therapeutics Corp.†	291	136,622
Vera Therapeutics, Inc.†	2,242	96,989
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Vertex Pharmaceuticals, Inc.†	546	$ 256,565
Wave Life Sciences, Ltd.†	13,412	173,551
Xencor, Inc.†	2,971	35,919
		9,401,295
Building Materials — 0.7%
Amrize, Ltd.†	2,775	146,020
Armstrong World Industries, Inc.	876	160,956
Carlisle Cos., Inc.	333	113,516
Carrier Global Corp.	1,613	96,103
CRH PLC	1,148	140,527
Gibraltar Industries, Inc.†	938	48,082
Griffon Corp.	1,580	128,691
Holcim AG	7,042	724,559
Johnson Controls International PLC	1,157	137,984
Kingspan Group PLC	4,087	356,072
Knife River Corp.†	1,044	70,125
Louisiana-Pacific Corp.	1,169	97,892
Martin Marietta Materials, Inc.	210	136,910
Mitsubishi Electric Corp.	56,500	1,763,343
Modine Manufacturing Co.†	1,004	185,399
Owens Corning	3,002	359,760
Trane Technologies PLC	2,174	914,341
Trex Co., Inc.†	2,237	92,657
West Fraser Timber Co., Ltd.	958	65,489
		5,738,426
Chemicals — 1.1%
Air Liquide SA	6,231	1,166,531
Axalta Coating Systems, Ltd.†	1,618	54,332
CF Industries Holdings, Inc.	467	43,538
Dow, Inc.	606	16,695
Ecolab, Inc.	521	146,917
Element Solutions, Inc.	2,999	87,271
H.B. Fuller Co.	1,285	77,228
Huntsman Corp.	5,093	55,106
Koppers Holdings, Inc.	2,136	62,927
Linde PLC	8,696	3,973,811
Minerals Technologies, Inc.	1,364	89,697
Mosaic Co.	926	25,465
PPG Industries, Inc.	4,827	558,146
RPM International, Inc.	2,159	230,927
Sherwin-Williams Co.	4,514	1,600,845
Shin-Etsu Chemical Co., Ltd.	26,800	888,196
Westlake Corp.	712	56,476
		9,134,108
Coal — 0.0%
Warrior Met Coal, Inc.	2,149	191,906
Commercial Services — 1.1%
Adyen NV*†	365	542,287
Affirm Holdings, Inc.†	2,650	159,795
API Group Corp.†	9,761	405,765
Automatic Data Processing, Inc.	2,191	540,783
Avis Budget Group, Inc.†	322	37,027
Block, Inc.†	4,101	247,823
Booz Allen Hamilton Holding Corp.	1,934	171,004
Bright Horizons Family Solutions, Inc.†	840	77,809
Cintas Corp.	2,122	406,130
CoreCivic, Inc.†	3,166	58,666
Corpay, Inc.†	831	261,458
Element Fleet Management Corp.	35,644	903,109
Equifax, Inc.	2,492	501,889

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Euronet Worldwide, Inc.†	1,330	$ 96,372
First Advantage Corp.†	6,847	92,434
FTI Consulting, Inc.†	403	70,392
GEO Group, Inc.†	4,837	77,295
Global Payments, Inc.	206	14,778
Grand Canyon Education, Inc.†	590	102,566
Green Dot Corp., Class A†	3,622	44,116
Gusto, Inc.†(1)(2)	775	18,832
Huron Consulting Group, Inc.†	400	67,600
Klarna Group PLC†	5,564	128,361
Marqeta, Inc., Class A†	15,957	65,902
Matthews International Corp., Class A	3,180	83,602
Moody's Corp.	1,040	536,182
Morningstar, Inc.	197	39,812
Paylocity Holding Corp.†	895	120,807
Payoneer Global, Inc.†	15,657	100,048
PROG Holdings, Inc.	2,297	74,515
Recruit Holdings Co., Ltd.	15,600	816,490
Remitly Global, Inc.†	1,486	19,645
S&P Global, Inc.	2,026	1,069,303
Service Corp. International	1,993	160,297
Stride, Inc.†	351	29,695
Toast, Inc., Class A†	2,558	79,579
TransUnion	1,526	120,585
Valvoline, Inc.†	2,270	74,274
Verisk Analytics, Inc.	488	106,120
Verra Mobility Corp.†	5,652	109,084
WillScot Holdings Corp.	4,186	83,846
		8,716,077
Computer Graphics — 0.0%
Canva, Inc., Class B†(1)(2)	42	73,419
Computers — 3.4%
Accenture PLC, Class A	2,939	774,838
Apple, Inc.	82,157	21,318,098
Crowdstrike Holdings, Inc., Class A†	1,454	641,803
D-Wave Quantum, Inc.†	6,080	129,018
Fortinet, Inc.†	1,789	145,374
Indra Sistemas SA	8,647	559,635
International Business Machines Corp.	2,789	855,386
Lumentum Holdings, Inc.†	496	194,353
NEC Corp.	27,900	939,254
Nomura Research Institute, Ltd.	4,200	127,579
Okta, Inc.†	2,124	179,436
Pitney Bowes, Inc.	4,950	51,629
Pure Storage, Inc., Class A†	2,957	205,630
Rigetti Computing, Inc.†	5,729	104,096
Rubrik, Inc., Class A†	792	44,312
SailPoint, Inc.†	4,026	63,168
Sandisk Corp.†	761	438,526
Seagate Technology Holdings PLC	980	399,536
Western Digital Corp.	1,784	446,410
Zscaler, Inc.†	1,176	235,212
		27,853,293
Cosmetics/Personal Care — 1.4%
Colgate-Palmolive Co.	30,707	2,772,535
e.l.f. Beauty, Inc.†	3,078	261,599
Estee Lauder Cos., Inc., Class A	1,181	136,146
Kenvue, Inc.	3,270	56,898
L'Oreal SA	2,262	1,037,648
Perrigo Co. PLC	6,230	88,528
Security Description	Shares or Principal Amount	Value

Cosmetics/Personal Care (continued)
Prestige Consumer Healthcare, Inc.†	618	$ 39,842
Procter & Gamble Co.	20,303	3,081,386
Puig Brands SA, Class B	18,546	369,543
Unilever PLC	44,940	3,038,094
Unilever PLC ADR	1,918	131,115
		11,013,334
Distribution/Wholesale — 0.5%
Bunzl PLC	18,490	518,160
Global Industrial Co.	3,997	122,148
Pool Corp.	110	27,950
RB Global, Inc.	1,036	117,658
SiteOne Landscape Supply, Inc.†	1,593	228,659
Sumitomo Corp.	39,500	1,594,957
VSE Corp.	536	117,154
Watsco, Inc.	314	121,345
WESCO International, Inc.	807	233,570
WW Grainger, Inc.	1,257	1,357,485
		4,439,086
Diversified Financial Services — 3.5%
AerCap Holdings NV	6,123	879,630
Air Lease Corp.	1,608	103,925
Ally Financial, Inc.	3,323	140,496
American Express Co.	10,417	3,668,555
Ares Management Corp., Class A	936	140,091
BitMine Immersion Technologies, Inc.	4,310	108,181
Blackrock, Inc.	251	280,854
Blue Owl Capital, Inc.	5,806	79,194
Capital One Financial Corp.	744	162,884
Cboe Global Markets, Inc.	127	33,663
Charles Schwab Corp.	43,191	4,488,409
Circle Internet Group, Inc.†	220	14,065
CME Group, Inc.	4,906	1,418,128
Enova International, Inc.†	425	70,197
Evercore, Inc., Class A	439	155,086
Galaxy Digital, Inc., Class A†	5,080	143,561
Hamilton Lane, Inc., Class A	345	48,728
Intercontinental Exchange, Inc.	11,194	1,945,293
Invesco, Ltd.	1,516	41,372
Julius Baer Group, Ltd.	5,331	445,623
Lazard, Inc.	3,566	191,565
LPL Financial Holdings, Inc.	638	232,551
Mastercard, Inc., Class A	6,087	3,279,615
OneMain Holdings, Inc.	2,531	165,882
ORIX Corp.	19,100	579,319
PennyMac Financial Services, Inc.	666	66,547
Piper Sandler Cos.	179	61,997
Rocket Cos., Inc., Class A	11,066	198,413
SLM Corp.	6,334	171,968
SoFi Technologies, Inc.†	4,790	109,260
StepStone Group, Inc., Class A	2,673	188,954
StoneX Group, Inc.†	722	81,052
TPG, Inc.	4,176	246,008
Tradeweb Markets, Inc., Class A	3,643	375,484
Virtus Investment Partners, Inc.	748	122,111
Visa, Inc., Class A	24,487	7,880,651
Voya Financial, Inc.	3,531	270,686
		28,589,998
Electric — 1.6%
Alliant Energy Corp.	3,399	224,028
Ameren Corp.	23,814	2,459,510
CMS Energy Corp.	5,358	383,043

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
Consolidated Edison, Inc.	1,696	$ 180,844
Constellation Energy Corp.	2,148	602,901
DTE Energy Co.	687	92,319
Engie SA	45,147	1,343,226
IDACORP, Inc.	578	76,753
MGE Energy, Inc.	1,126	89,945
National Grid PLC	92,411	1,561,033
NextEra Energy, Inc.	14,352	1,261,541
Northwestern Energy Group, Inc.	1,716	116,448
OGE Energy Corp.	2,683	117,193
Oklo, Inc.†	1,701	135,434
Ormat Technologies, Inc.	757	94,580
Orsted A/S*†	17,712	398,076
PG&E Corp.	12,718	196,112
Sempra	2,518	219,091
Southern Co.	27,372	2,444,593
Talen Energy Corp.†	232	80,820
Vistra Corp.	830	131,430
Xcel Energy, Inc.	9,254	703,859
		12,912,779
Electrical Components & Equipment — 1.0%
ABB, Ltd.	19,838	1,710,628
Acuity, Inc.	388	119,985
AMETEK, Inc.	10,997	2,463,108
Belden, Inc.	1,426	167,569
Emerson Electric Co.	681	100,080
Energizer Holdings, Inc.	2,022	44,140
EnerSys	865	155,864
Legrand SA	4,663	746,184
Novanta, Inc.†	1,105	148,667
Prysmian SpA	14,633	1,742,327
Schneider Electric SE	2,766	794,424
		8,192,976
Electronics — 1.5%
Amphenol Corp., Class A	13,917	2,005,161
Atmus Filtration Technologies, Inc.	3,840	222,605
Avnet, Inc.	1,567	97,765
Bel Fuse, Inc., Class B	747	150,289
Coherent Corp.†	1,546	328,030
ESCO Technologies, Inc.	626	142,834
Flex, Ltd.†	1,306	82,330
Fortive Corp.	3,337	176,227
Honeywell International, Inc.	3,606	820,437
Hoya Corp.	3,900	651,932
Hubbell, Inc.	314	153,213
Keysight Technologies, Inc.†	16,299	3,525,963
Mettler-Toledo International, Inc.†	13	17,852
nVent Electric PLC	1,404	157,613
Ralliant Corp.	1,739	92,115
Sensata Technologies Holding PLC	4,840	167,416
TE Connectivity PLC	12,095	2,694,524
TTM Technologies, Inc.†	2,155	211,621
Woodward, Inc.	216	68,654
		11,766,581
Energy-Alternate Sources — 0.1%
Nextpower, Inc., Class A†	1,337	156,549
Array Technologies, Inc.†	14,769	167,259
First Solar, Inc.†	300	67,656
Security Description	Shares or Principal Amount	Value

Energy-Alternate Sources (continued)
REX American Resources Corp.†	3,790	$ 128,140
Shoals Technologies Group, Inc., Class A†	12,305	116,159
		635,763
Engineering & Construction — 0.3%
Argan, Inc.	534	185,357
Dycom Industries, Inc.†	578	210,617
Frontdoor, Inc.†	916	54,145
Primoris Services Corp.	828	122,751
Shimizu Corp.	31,700	560,936
TopBuild Corp.†	296	138,543
Vinci SA	5,807	833,915
		2,106,264
Entertainment — 0.1%
Churchill Downs, Inc.	759	74,655
DraftKings, Inc., Class A†	4,008	110,260
Flutter Entertainment PLC†	996	164,489
Madison Square Garden Entertainment Corp.†	1,245	77,028
Madison Square Garden Sports Corp.†	348	98,675
Marriott Vacations Worldwide Corp.	450	24,440
TKO Group Holdings, Inc.	971	196,705
Warner Music Group Corp., Class A	1,529	45,840
		792,092
Environmental Control — 0.4%
Casella Waste Systems, Inc., Class A†	1,133	114,297
Pentair PLC	5,668	597,237
Republic Services, Inc.	6,561	1,411,205
Veralto Corp.	841	83,242
Waste Connections, Inc. (NYSE)	6,421	1,076,160
Waste Management, Inc.	541	120,232
		3,402,373
Food — 1.0%
Ajinomoto Co., Inc.	26,200	595,916
Flowers Foods, Inc.	7,860	89,840
Ingredion, Inc.	634	74,875
Lamb Weston Holdings, Inc.	1,275	58,561
Magnum Ice Cream Co. NV (NYSE)†	469	8,325
Magnum Ice Cream Co. NV (XAMS)†	16,550	293,835
Mondelez International, Inc., Class A	56,022	3,275,606
Nestle SA	24,841	2,359,582
Performance Food Group Co.†	1,254	119,694
Post Holdings, Inc.†	756	77,346
Seven & i Holdings Co., Ltd.	51,200	731,476
Sprouts Farmers Market, Inc.†	1,429	101,330
Tyson Foods, Inc., Class A	504	32,926
US Foods Holding Corp.†	1,740	145,499
		7,964,811
Food Service — 0.2%
Aramark	4,043	155,615
Compass Group PLC	48,151	1,440,958
		1,596,573
Forest Products & Paper — 0.2%
International Paper Co.	39,542	1,594,333
Gas — 0.2%
Atmos Energy Corp.	7,300	1,214,282
National Fuel Gas Co.	921	77,134

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas (continued)
ONE Gas, Inc.	1,574	$ 125,227
Southwest Gas Holdings, Inc.	1,556	128,868
		1,545,511
Hand/Machine Tools — 0.0%
Enerpac Tool Group Corp.	2,287	92,303
MSA Safety, Inc.	758	134,280
Stanley Black & Decker, Inc.	679	53,410
		279,993
Healthcare-Products — 2.2%
10X Genomics, Inc., Class A†	6,441	130,108
Abbott Laboratories	14,074	1,538,288
Alcon, Inc.	3,811	308,615
Azenta, Inc.†	1,732	67,340
Billiontoone, Inc., Class A†	1,142	94,226
Boston Scientific Corp.†	3,139	293,591
Danaher Corp.	9,649	2,112,070
Dentsply Sirona, Inc.	4,585	57,175
Edwards Lifesciences Corp.†	954	77,617
Enovis Corp.†	1,193	26,294
Envista Holdings Corp.†	1,294	30,370
EssilorLuxottica SA	2,763	844,654
Exact Sciences Corp.†	1,882	192,604
GE HealthCare Technologies, Inc.	2,953	233,198
Globus Medical, Inc., Class A†	679	61,572
Guardant Health, Inc.†	1,562	178,130
IDEXX Laboratories, Inc.†	77	51,625
Intuitive Surgical, Inc.†	3,753	1,892,338
Kestra Medical Technologies, Ltd.†	2,025	49,957
Koninklijke Philips NV	38,070	1,088,897
Lantheus Holdings, Inc.†	2,213	148,094
Masimo Corp.†	437	60,013
Medline, Inc., Class A†	5,809	256,758
Medtronic PLC	1,357	139,717
Natera, Inc.†	1,264	292,161
Novocure, Ltd.†	5,390	66,836
Omnicell, Inc.†	605	29,342
Penumbra, Inc.†	800	286,536
PROCEPT BioRobotics Corp.†	2,728	79,003
Pulse Biosciences, Inc.†	2,403	33,233
Repligen Corp.†	1,125	168,041
ResMed, Inc.	412	106,424
Revvity, Inc.	11,582	1,260,122
Siemens Healthineers AG*	19,558	977,630
Sonova Holding AG	1,120	306,423
Stryker Corp.	5,277	1,950,168
Tactile Systems Technology, Inc.†	3,365	97,114
Tandem Diabetes Care, Inc.†	733	14,579
Thermo Fisher Scientific, Inc.	4,332	2,506,539
West Pharmaceutical Services, Inc.	285	65,869
		18,173,271
Healthcare-Services — 1.3%
BrightSpring Health Services, Inc.†	2,316	90,949
Centene Corp.†	1,360	58,915
Charles River Laboratories International, Inc.†	199	41,886
Cigna Group	1,704	467,083
Concentra Group Holdings Parent, Inc.	7,432	164,842
Elevance Health, Inc.	4,228	1,461,789
Encompass Health Corp.	1,241	117,312
Ensign Group, Inc.	522	89,606
IQVIA Holdings, Inc.†	240	55,236
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Option Care Health, Inc.†	2,165	$ 73,610
Oscar Health, Inc., Class A†	1,878	26,949
Quest Diagnostics, Inc.	8,834	1,652,223
RadNet, Inc.†	1,207	84,611
Select Medical Holdings Corp.	4,538	68,297
Tenet Healthcare Corp.†	9,756	1,846,616
UnitedHealth Group, Inc.	13,258	3,804,118
		10,104,042
Home Builders — 0.2%
Cavco Industries, Inc.†	167	82,167
Green Brick Partners, Inc.†	1,752	121,571
Installed Building Products, Inc.	635	182,969
KB Home	1,238	71,235
Persimmon PLC	23,550	453,079
PulteGroup, Inc.	1,282	160,365
Toll Brothers, Inc.	4,668	674,479
		1,745,865
Home Furnishings — 0.3%
Panasonic Holdings Corp.	44,600	610,094
Sony Group Corp.	78,600	1,754,229
		2,364,323
Household Products/Wares — 0.1%
Avery Dennison Corp.	3,003	557,087
Housewares — 0.0%
Central Garden & Pet Co.†	3,471	117,424
Scotts Miracle-Gro Co.	1,393	89,458
		206,882
Insurance — 3.4%
Admiral Group PLC	14,503	545,743
AIA Group, Ltd.	89,800	1,038,572
Allstate Corp.	9,266	1,843,841
American Financial Group, Inc.	655	85,327
American International Group, Inc.	2,334	174,770
Aon PLC, Class A	715	249,993
Arthur J. Gallagher & Co.	166	41,395
Aviva PLC	92,113	801,380
AXA SA	25,047	1,140,966
Axis Capital Holdings, Ltd.	2,267	233,909
Berkshire Hathaway, Inc., Class B†	9,313	4,475,176
Chubb, Ltd.	13,651	4,225,804
Definity Financial Corp.	17,557	859,250
Equitable Holdings, Inc.	8,657	401,685
F&G Annuities & Life, Inc.	74	2,182
Fidelity National Financial, Inc.	1,649	89,689
Generali	11,307	460,920
Great-West Lifeco, Inc.	8,328	389,841
Hanover Insurance Group, Inc.	1,081	188,245
Hartford Insurance Group, Inc.	6,370	860,332
Horace Mann Educators Corp.	2,412	108,082
Lincoln National Corp.	1,132	47,102
Mandatum Oyj	63,743	519,837
Markel Group, Inc.†	93	189,779
Marsh & McLennan Cos., Inc.	11,147	2,097,754
Mercury General Corp.	1,937	169,662
MetLife, Inc.	10,077	794,874
Muenchener Rueckversicherungs-Gesellschaft AG	935	567,894
Neptune Insurance Holdings, Inc., Class A†	938	23,919
Palomar Holdings, Inc.†	1,494	184,643
Progressive Corp.	5,827	1,212,016

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Reinsurance Group of America, Inc.	348	$ 70,557
RenaissanceRe Holdings, Ltd.	1,071	301,701
Safety Insurance Group, Inc.	1,116	87,829
Sampo Oyj, Class A	97,724	1,088,869
Selective Insurance Group, Inc.	1,007	84,669
Tokio Marine Holdings, Inc.	25,600	947,346
Travelers Cos., Inc.	2,066	587,798
TWFG, Inc.†	3,599	89,939
		27,283,290
Internet — 6.8%
Airbnb, Inc., Class A†	319	41,269
Alibaba Group Holding, Ltd.	20,204	437,593
Alphabet, Inc., Class A	22,203	7,504,614
Alphabet, Inc., Class C	38,806	13,136,995
Amazon.com, Inc.†	55,254	13,222,282
Angi, Inc.†	926	12,019
AppLovin Corp., Class A†	655	309,887
Booking Holdings, Inc.	465	2,325,856
CDW Corp.	368	46,512
Coupang, Inc.†	13,097	264,036
DoorDash, Inc., Class A†	2,946	602,811
IAC, Inc.†	622	22,983
Lyft, Inc., Class A†	6,839	115,374
Maplebear, Inc.†	1,862	69,192
Meta Platforms, Inc., Class A	13,841	9,917,076
Netflix, Inc.†	31,998	2,671,513
Palo Alto Networks, Inc.†	1,541	272,711
Pinterest, Inc., Class A†	27,613	611,076
Q2 Holdings, Inc.†	944	57,820
Reddit, Inc., Class A†	694	125,107
Robinhood Markets, Inc., Class A†	950	94,506
Sea, Ltd. ADR†	8,948	1,042,352
Shopify, Inc., Class A†	6,800	892,364
Snap, Inc., Class A†	6,695	46,396
Spotify Technology SA†	100	50,035
Tencent Holdings, Ltd.	5,600	434,403
Uber Technologies, Inc.†	840	67,242
Upwork, Inc.†	6,794	136,084
Ziff Davis, Inc.†	2,605	99,563
		54,629,671
Investment Companies — 0.1%
SK Square Co., Ltd.†	2,978	1,179,283
Iron/Steel — 0.1%
Carpenter Technology Corp.	334	106,155
Reliance, Inc.	837	275,791
Steel Dynamics, Inc.	668	119,953
		501,899
Leisure Time — 0.2%
Acushnet Holdings Corp.	1,809	175,364
Amadeus IT Group SA	10,794	724,434
Patrick Industries, Inc.	743	93,744
Peloton Interactive, Inc., Class A†	4,522	25,278
Planet Fitness, Inc., Class A†	1,787	162,689
Royal Caribbean Cruises, Ltd.	575	186,674
		1,368,183
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	5,483	1,636,731
Las Vegas Sands Corp.	1,117	58,900
Security Description	Shares or Principal Amount	Value

Lodging (continued)
Marcus Corp.	1,935	$ 29,199
Marriott International, Inc., Class A	1,014	319,714
Travel & Leisure Co.	2,056	142,974
Wyndham Hotels & Resorts, Inc.	908	66,093
		2,253,611
Machinery-Construction & Mining — 1.1%
Bloom Energy Corp., Class A†	1,958	296,383
BWX Technologies, Inc.	720	147,910
Caterpillar, Inc.	4,692	3,084,333
GE Vernova, Inc.	1,814	1,317,635
Hitachi, Ltd.	45,300	1,569,225
Sandvik AB	36,262	1,431,754
Vertiv Holdings Co., Class A	4,658	867,226
		8,714,466
Machinery-Diversified — 1.4%
AGCO Corp.	1,439	163,197
Alamo Group, Inc.	600	117,186
Cognex Corp.	4,258	164,955
Deere & Co.	9,060	4,783,680
Dover Corp.	773	155,752
Esab Corp.	2,378	287,976
Graco, Inc.	585	51,088
Ingersoll Rand, Inc.	6,056	521,361
KION Group AG	9,466	669,865
Middleby Corp.†	2,063	303,612
Mueller Water Products, Inc., Class A	4,370	118,296
Otis Worldwide Corp.	5,081	434,019
Rockwell Automation, Inc.	1,036	436,829
Tennant Co.	1,906	145,027
Toro Co.	2,274	208,071
Watts Water Technologies, Inc., Class A	538	161,029
Westinghouse Air Brake Technologies Corp.	9,679	2,227,525
Xylem, Inc.	312	43,015
		10,992,483
Media — 0.3%
Liberty Broadband Corp., Class C†	1,325	63,746
Liberty Global, Ltd., Class C†	5,091	56,408
Liberty Media Corp.-Liberty Formula One, Class C†	2,887	251,227
Nexstar Media Group, Inc.	559	118,721
Scholastic Corp.	2,995	104,735
Sinclair, Inc.	5,908	85,725
Sphere Entertainment Co.†	1,608	153,580
TEGNA, Inc.	1,323	25,349
Walt Disney Co.	12,643	1,426,130
		2,285,621
Metal Fabricate/Hardware — 0.1%
RBC Bearings, Inc.†	556	277,816
Timken Co.	1,154	107,541
Xometry, Inc., Class A†	3,589	205,040
		590,397
Mining — 0.5%
Agnico Eagle Mines, Ltd.	162	30,861
Antofagasta PLC	25,858	1,290,765
BHP Group, Ltd. (ASX)	14,821	521,913
BHP Group, Ltd. (LSE)	15,539	539,012
Coeur Mining, Inc.†	6,053	123,723
Franco-Nevada Corp.	726	170,145
Freeport-McMoRan, Inc.	2,362	142,263
Grupo Mexico SAB de CV, Class B	33,173	366,031

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mining (continued)
Ivanhoe Electric, Inc.†	10,307	$ 176,147
MP Materials Corp.†	2,660	156,328
Royal Gold, Inc.	618	162,726
Uranium Energy Corp.†	14,465	249,377
USA Rare Earth, Inc.†	2,451	54,951
		3,984,242
Miscellaneous Manufacturing — 1.0%
3M Co.	343	52,534
Entegris, Inc.	2,156	254,559
Fabrinet†	632	309,326
Illinois Tool Works, Inc.	413	107,900
JBT Marel Corp.	1,010	158,883
Parker-Hannifin Corp.	2,677	2,505,244
Siemens AG	13,429	4,079,798
Teledyne Technologies, Inc.†	422	261,767
		7,730,011
Office Furnishings — 0.0%
HNI Corp.	1,065	50,896
Oil & Gas — 2.5%
Chevron Corp.	14,403	2,547,891
ConocoPhillips	36,828	3,838,582
DCC PLC	5,355	339,704
Diamondback Energy, Inc.	843	138,210
EOG Resources, Inc.	5,965	668,856
EQT Corp.	1,308	75,511
Equinor ASA	42,168	1,125,297
Expand Energy Corp.	592	66,547
Exxon Mobil Corp.	26,320	3,721,648
HF Sinclair Corp.	2,869	149,159
Magnolia Oil & Gas Corp., Class A	4,300	109,693
Marathon Petroleum Corp.	722	127,209
Ovintiv, Inc.	3,666	159,361
Permian Resources Corp.	13,156	212,206
Range Resources Corp.	40,435	1,530,465
Shell PLC ADR	24,192	1,863,510
TotalEnergies SE	30,703	2,225,480
Valero Energy Corp.	6,733	1,221,568
Viper Energy, Inc., Class A	3,518	148,952
Weatherford International PLC	2,663	250,535
		20,520,384
Oil & Gas Services — 0.5%
Baker Hughes Co.	2,289	128,276
Expro Group Holdings NV†	4,411	70,620
Kodiak Gas Services, Inc.	727	30,541
SLB, Ltd.	47,988	2,321,659
TechnipFMC PLC	25,848	1,440,251
Tidewater, Inc.†	2,128	132,979
		4,124,326
Packaging & Containers — 0.3%
Ball Corp.	16,602	944,156
Crown Holdings, Inc.	1,149	120,277
Greif, Inc., Class B	1,575	131,008
Packaging Corp. of America	2,129	473,809
Sealed Air Corp.	2,943	123,253
Silgan Holdings, Inc.	2,418	104,337
Sonoco Products Co.	2,285	109,680
Stora Enso Oyj, Class R	52,062	600,948
		2,607,468
Security Description	Shares or Principal Amount	Value

Pharmaceuticals — 3.9%
AbbVie, Inc.	8,670	$ 1,933,497
Agios Pharmaceuticals, Inc.†	3,971	108,964
Alkermes PLC†	3,358	113,803
AstraZeneca PLC ADR	53,649	4,977,018
Becton Dickinson & Co.	2,015	410,012
Bristol-Myers Squibb Co.	1,672	92,043
Cardinal Health, Inc.	536	115,176
Cencora, Inc.	5,702	2,048,272
Chugai Pharmaceutical Co., Ltd.	21,400	1,216,990
Chugai Pharmaceutical Co., Ltd. ADR	4,000	114,200
CVS Health Corp.	3,207	238,986
Elanco Animal Health, Inc.†	7,209	173,593
Eli Lilly & Co.	6,625	6,871,119
Johnson & Johnson	11,017	2,503,613
Madrigal Pharmaceuticals, Inc.†	342	167,344
McKesson Corp.	1,784	1,482,879
Merck & Co., Inc.	10,908	1,202,825
Mirum Pharmaceuticals, Inc.†	457	47,171
Neurocrine Biosciences, Inc.†	1,148	156,197
Novartis AG	13,918	2,063,620
Novo Nordisk A/S, Class B	23,942	1,404,329
Pfizer, Inc.	6,179	163,373
Protagonist Therapeutics, Inc.†	654	53,497
Rhythm Pharmaceuticals, Inc.†	880	90,217
Roche Holding AG	5,576	2,529,595
Sanofi SA	9,708	911,384
Vaxcyte, Inc.†	1,326	71,034
Viatris, Inc.	11,655	152,564
Zoetis, Inc.	391	48,805
		31,462,120
Pipelines — 0.2%
Cheniere Energy, Inc.	1,356	286,821
Targa Resources Corp.	773	155,358
Williams Cos., Inc.	14,147	951,527
		1,393,706
Private Equity — 0.3%
3i Group PLC	14,073	645,295
Blackstone, Inc.	694	98,840
Bridgepoint Group PLC*	103,007	383,665
Brookfield Corp.	18,084	824,348
CVC Capital Partners PLC*	25,791	456,430
KKR & Co., Inc.	1,746	199,498
		2,608,076
Real Estate — 0.3%
CBRE Group, Inc., Class A†	801	136,434
CoStar Group, Inc.†	260	15,990
Cushman & Wakefield, Ltd.†	9,755	160,372
Jones Lang LaSalle, Inc.†	851	304,581
Mitsubishi Estate Co., Ltd.	31,400	799,406
Mitsui Fudosan Co., Ltd.	74,200	847,432
Transcontinental Realty Investors, Inc.†	555	29,537
		2,293,752
REITS — 1.4%
Acadia Realty Trust	7,413	148,334
American Homes 4 Rent, Class A	3,294	103,168
American Tower Corp.	4,755	852,476
Annaly Capital Management, Inc.	28,932	665,725
Apple Hospitality REIT, Inc.	8,105	94,342
AvalonBay Communities, Inc.	381	67,692
BXP, Inc.	592	38,285

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
CubeSmart	5,399	$ 202,624
Douglas Emmett, Inc.	6,141	64,849
EastGroup Properties, Inc.	667	121,154
Equinix, Inc.	274	224,935
Equity LifeStyle Properties, Inc.	13,141	830,117
Equity Residential	15,358	957,111
Essex Property Trust, Inc.	2,816	709,266
Gaming & Leisure Properties, Inc.	854	38,216
Healthcare Realty Trust, Inc.	8,771	147,265
Kilroy Realty Corp.	2,184	75,304
Kimco Realty Corp.	2,171	45,765
Lamar Advertising Co., Class A	1,309	167,958
Lineage, Inc.	894	31,925
LTC Properties, Inc.	810	29,541
NNN REIT, Inc.	2,318	96,591
Omega Healthcare Investors, Inc.	3,048	133,746
Pebblebrook Hotel Trust	5,337	60,949
Prologis, Inc.	1,992	260,075
Public Storage	2,126	587,180
Rayonier, Inc.	3,490	79,363
Regency Centers Corp.	625	45,544
Rexford Industrial Realty, Inc.	7,863	318,687
Rithm Capital Corp.	9,791	107,114
Scentre Group	323,584	919,337
Segro PLC	36,987	383,936
Simon Property Group, Inc.	445	85,133
SL Green Realty Corp.	1,687	75,544
Smartstop Self Storage REIT, Inc.	1,324	41,627
Starwood Property Trust, Inc.	3,398	60,926
Sun Communities, Inc.	1,763	224,659
Terreno Realty Corp.	1,639	100,864
Ventas, Inc.	676	52,505
VICI Properties, Inc.	17,440	489,715
Vornado Realty Trust	3,004	95,768
Welltower, Inc.	7,708	1,451,879
WP Carey, Inc.	2,054	143,266
		11,430,460
Retail — 4.0%
Advance Auto Parts, Inc.	3,235	155,312
AutoZone, Inc.†	494	1,829,919
Bath & Body Works, Inc.	5,469	119,224
BJ's Wholesale Club Holdings, Inc.†	1,804	166,762
Boot Barn Holdings, Inc.†	629	112,264
Brinker International, Inc.†	602	94,947
Burlington Stores, Inc.†	741	219,232
Caleres, Inc.	6,520	79,674
Carvana Co.†	11,601	4,653,277
Casey's General Stores, Inc.	420	254,730
Cava Group, Inc.†	854	51,770
Chipotle Mexican Grill, Inc.†	19,661	764,223
Citi Trends, Inc.†	878	37,886
Costco Wholesale Corp.	1,357	1,275,919
Darden Restaurants, Inc.	218	43,458
Dick's Sporting Goods, Inc.	234	47,268
Dollar Tree, Inc.†	8,319	978,231
Domino's Pizza, Inc.	96	39,392
Dutch Bros, Inc., Class A†	2,283	124,172
Ferguson Enterprises, Inc.	1,682	424,638
Five Below, Inc.†	740	141,814
Floor & Decor Holdings, Inc., Class A†	1,885	124,335
Freshpet, Inc.†	1,256	87,543
Security Description	Shares or Principal Amount	Value

Retail (continued)
GameStop Corp., Class A†	1,132	$ 27,032
Home Depot, Inc.	9,651	3,615,168
Isetan Mitsukoshi Holdings, Ltd.	51,200	818,982
Jack in the Box, Inc.	4,246	89,039
Kingfisher PLC	156,937	724,764
Kohl's Corp.	2,854	49,859
Lowe's Cos., Inc.	4,008	1,070,377
McDonald's Corp.	10,710	3,373,650
Moncler SpA	11,124	646,238
MSC Industrial Direct Co., Inc., Class A	948	79,954
Next PLC	5,175	939,323
Ollie's Bargain Outlet Holdings, Inc.†	578	63,759
O'Reilly Automotive, Inc.†	2,113	207,940
Penske Automotive Group, Inc.	264	41,393
RH†	585	116,316
Ross Stores, Inc.	11,406	2,151,742
Starbucks Corp.	1,195	109,880
Target Corp.	221	23,309
TJX Cos., Inc.	5,852	876,688
Tractor Supply Co.	20,763	1,056,421
Tsuruha Holdings, Inc.	20,800	331,435
Ulta Beauty, Inc.†	131	84,804
Victoria's Secret & Co.†	1,781	97,082
Walmart, Inc.	23,546	2,805,270
Warby Parker, Inc., Class A†	4,258	108,622
Wingstop, Inc.	779	206,770
Yum! Brands, Inc.	3,756	584,058
		32,125,865
Savings & Loans — 0.0%
Capitol Federal Financial, Inc.	9,091	66,182
TFS Financial Corp.	3,642	51,261
WSFS Financial Corp.	1,468	95,024
		212,467
Semiconductors — 9.0%
Advanced Micro Devices, Inc.†	6,810	1,612,131
Analog Devices, Inc.	8,880	2,760,614
Applied Materials, Inc.	4,890	1,576,145
ASML Holding NV (NASDAQ)	895	1,273,585
ASML Holding NV (XAMS)	2,971	4,280,946
Astera Labs, Inc.†	1,103	166,134
BE Semiconductor Industries NV	3,166	617,338
Broadcom, Inc.	37,688	12,486,034
Impinj, Inc.†	1,228	169,587
Infineon Technologies AG	12,376	610,414
Intel Corp.†	30,720	1,427,558
KLA Corp.	2,391	3,414,205
Lam Research Corp.	7,145	1,668,072
Lattice Semiconductor Corp.†	2,681	215,874
MACOM Technology Solutions Holdings, Inc.†	1,007	220,593
Marvell Technology, Inc.	7,628	602,002
Micron Technology, Inc.	2,498	1,036,370
MKS, Inc.	1,526	359,236
Monolithic Power Systems, Inc.	963	1,082,556
NVIDIA Corp.	130,074	24,861,044
QUALCOMM, Inc.	3,101	470,081
Rambus, Inc.†	2,027	230,733
Renesas Electronics Corp.†	47,800	795,637
Samsung Electronics Co., Ltd.	11,535	1,286,208
Synaptics, Inc.†	855	70,546
Taiwan Semiconductor Manufacturing Co., Ltd.	51,000	2,876,549
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,184	1,713,623

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
Teradyne, Inc.	730	$ 175,967
Texas Instruments, Inc.	16,622	3,582,872
Tokyo Electron, Ltd.	4,300	1,147,797
		72,790,451
Software — 4.8%
Adobe, Inc.†	510	149,557
Alignment Healthcare, Inc.†	2,280	51,368
Appfolio, Inc., Class A†	691	131,207
Appian Corp., Class A†	2,370	66,123
Asure Software, Inc.†	5,042	48,504
Atlassian Corp., Class A†	1,067	126,098
Autodesk, Inc.†	210	53,103
Bandwidth, Inc., Class A†	3,735	52,178
BILL Holdings, Inc.†	2,489	107,450
Braze, Inc., Class A†	4,563	95,002
Broadridge Financial Solutions, Inc.	4,929	971,555
CCC Intelligent Solutions Holdings, Inc.†	13,639	103,384
Clearwater Analytics Holdings, Inc., Class A†	5,784	139,337
Cloudflare, Inc., Class A†	2,093	371,193
Commvault Systems, Inc.†	370	31,709
Confluent, Inc., Class A†	4,394	134,193
CoreWeave, Inc.†	626	58,337
CSG Systems International, Inc.	1,232	98,252
Datadog, Inc., Class A†	1,310	169,409
Dayforce, Inc.†	207	14,339
Descartes Systems Group, Inc.†	1,396	104,365
DocuSign, Inc.†	2,792	146,692
Donnelley Financial Solutions, Inc.†	988	51,129
Duolingo, Inc.†	892	119,581
Fair Isaac Corp.†	24	35,116
Fiserv, Inc.†	515	32,821
Gitlab, Inc., Class A†	3,094	108,228
Guidewire Software, Inc.†	270	38,005
HeartFlow, Inc.†	1,855	55,409
HubSpot, Inc.†	691	193,480
Ibotta, Inc., Class A†	2,728	56,360
Intuit, Inc.	1,373	685,017
IonQ, Inc.†	3,219	128,696
Manhattan Associates, Inc.†	387	58,441
Microsoft Corp.	54,242	23,339,790
MongoDB, Inc.†	899	333,826
MSCI, Inc.	185	112,706
Navan, Inc., Class A†	7,215	82,828
Nutanix, Inc., Class A†	3,419	134,469
Oracle Corp.	9,182	1,511,174
Palantir Technologies, Inc., Class A†	2,854	418,368
Pegasystems, Inc.	1,900	83,011
Phreesia, Inc.†	1,582	21,246
Procore Technologies, Inc.†	2,611	147,495
PTC, Inc.†	138	21,546
RingCentral, Inc., Class A†	1,492	38,613
ROBLOX Corp., Class A†	4,696	308,809
Roper Technologies, Inc.	1,783	661,903
Salesforce, Inc.	3,417	725,395
Samsara, Inc., Class A†	6,071	170,292
SAP SE	8,260	1,669,951
ServiceNow, Inc.†	13,065	1,528,736
ServiceTitan, Inc., Class A†	1,096	85,861
Snowflake, Inc.†	3,007	579,449
SS&C Technologies Holdings, Inc.	3,099	253,777
Strategy, Inc.†	2,126	318,283
Security Description	Shares or Principal Amount	Value

Software (continued)
Synopsys, Inc.†	1,350	$ 627,905
Twilio, Inc., Class A†	987	118,894
Veeva Systems, Inc., Class A†	1,217	248,171
Whitefiber, Inc.†	1,126	21,968
Workday, Inc., Class A†	219	38,463
Workiva, Inc.†	1,517	116,839
Zoom Communications, Inc.†	1,388	127,835
ZoomInfo Technologies, Inc.†	1,942	15,633
		38,648,874
Telecommunications — 1.8%
A10 Networks, Inc.	5,363	93,531
Arista Networks, Inc.†	11,592	1,643,050
AST SpaceMobile, Inc.†	1,789	198,955
BT Group PLC	383,131	1,003,167
Ciena Corp.†	1,678	422,537
Cisco Systems, Inc.	33,856	2,651,602
Corning, Inc.	1,482	153,016
Credo Technology Group Holding, Ltd.†	1,280	160,358
GCI Liberty, Inc., Class C†	1,164	43,056
InterDigital, Inc.	1,678	547,766
Iridium Communications, Inc.	3,598	71,672
KDDI Corp.	63,600	1,071,164
KT Corp.	21,068	832,826
Lumen Technologies, Inc.†	6,202	54,702
Telefonaktiebolaget LM Ericsson, Class B	64,499	699,913
Telephone & Data Systems, Inc.	1,585	71,531
Telstra Group, Ltd.	172,349	585,674
T-Mobile US, Inc.	21,557	4,251,256
Ubiquiti, Inc.	156	86,022
United States Cellular Corp.	403	19,421
Viasat, Inc.†	2,290	103,439
		14,764,658
Textiles — 0.0%
UniFirst Corp.	526	113,090
Toys/Games/Hobbies — 0.1%
Mattel, Inc.†	4,834	100,982
Nintendo Co., Ltd.	11,400	740,676
		841,658
Transportation — 0.9%
Canadian National Railway Co.	1,069	102,859
CryoPort, Inc.†	9,330	88,728
CSX Corp.	56,125	2,119,280
GXO Logistics, Inc.†	817	46,234
Hub Group, Inc., Class A	1,415	67,326
Knight-Swift Transportation Holdings, Inc.	718	39,562
Landstar System, Inc.	683	102,013
Norfolk Southern Corp.	3,316	965,752
Old Dominion Freight Line, Inc.	13,435	2,326,942
RXO, Inc.†	5,086	74,154
Saia, Inc.†	979	327,838
Union Pacific Corp.	4,500	1,057,950
XPO, Inc.†	729	107,972
		7,426,610
Water — 0.0%
Essential Utilities, Inc.	3,578	138,791
Total Common Stocks (cost $470,048,293)		648,228,892

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CONVERTIBLE PREFERRED STOCKS — 0.0%
Commercial Services — 0.0%
Gusto, Inc. Series E†(1)(2)	1,028	$ 24,980
Computer Graphics — 0.0%
Canva, Inc. Series A †(1)(2)	2	3,496
Software — 0.0%
Databricks, Inc. Series G †(1)(2)	300	57,000
Databricks, Inc. Series H†(1)(2)	858	163,020
		220,020
Total Convertible Preferred Stocks (cost $115,442)		248,496
CORPORATE BONDS & NOTES — 5.7%
Aerospace/Defense — 0.1%
Boeing Co.
5.93%, 05/01/2060	$ 200,000	196,811
General Dynamics Corp.
2.25%, 06/01/2031	250,000	226,988
L3Harris Technologies, Inc.
5.05%, 06/01/2029	110,000	113,018
Lockheed Martin Corp.
4.70%, 05/15/2046	25,000	22,644
Northrop Grumman Corp.
3.85%, 04/15/2045	50,000	40,073
		599,534
Agriculture — 0.0%
Altria Group, Inc.
5.80%, 02/14/2039	60,000	61,385
BAT Capital Corp.
4.39%, 08/15/2037	240,000	220,324
		281,709
Airlines — 0.0%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	101,727	96,606
United Airlines Pass-Through Trust
4.15%, 02/25/2033	72,963	71,877
		168,483
Auto Manufacturers — 0.3%
American Honda Finance Corp.
4.90%, 03/12/2027	245,000	247,739
Daimler Truck Finance North America LLC
3.65%, 04/07/2027*	165,000	164,374
4.15%, 01/12/2029*	150,000	149,993
Ford Motor Co.
5.29%, 12/08/2046	200,000	169,599
General Motors Financial Co., Inc.
2.40%, 04/10/2028	300,000	289,485
Hyundai Capital America
2.00%, 06/15/2028*	260,000	247,280
Mercedes-Benz Finance North America LLC
4.80%, 03/30/2026*	165,000	165,257
PACCAR Financial Corp.
1.10%, 05/11/2026	175,000	173,706
3.90%, 02/05/2029	205,000	205,211
Toyota Motor Credit Corp.
4.05%, 09/05/2028	225,000	226,221
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
Volkswagen Group of America Finance LLC
4.95%, 08/15/2029*	$ 200,000	$ 203,125
		2,241,990
Auto Parts & Equipment — 0.0%
Magna International, Inc.
5.50%, 03/21/2033	180,000	187,382
Banks — 1.2%
Banco Santander SA
3.49%, 05/28/2030	200,000	192,964
Bank of America Corp.
2.30%, 07/21/2032	220,000	196,597
2.59%, 04/29/2031	150,000	139,905
2.65%, 03/11/2032	200,000	183,608
2.68%, 06/19/2041	100,000	73,279
3.50%, 04/19/2026	75,000	74,940
4.33%, 03/15/2050	380,000	319,156
Bank of Montreal
4.44%, 01/14/2032	155,000	154,671
Barclays PLC
2.28%, 11/24/2027	200,000	197,204
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX
5.25%, 09/10/2029	200,000	204,700
Citigroup, Inc.
3.89%, 01/10/2028	100,000	99,874
4.65%, 07/23/2048	25,000	21,978
Danske Bank A/S
5.71%, 03/01/2030*	200,000	207,992
Fifth Third Bancorp
4.57%, 04/29/2032	135,000	134,879
6.34%, 07/27/2029	40,000	42,053
Goldman Sachs Group, Inc.
2.60%, 02/07/2030	150,000	140,808
3.80%, 03/15/2030	125,000	123,107
4.41%, 04/23/2039	275,000	253,699
HSBC Holdings PLC
5.72%, 03/04/2035	200,000	210,266
7.40%, 11/13/2034	200,000	227,423
ING Groep NV
6.11%, 09/11/2034	200,000	215,817
JPMorgan Chase & Co.
1.58%, 04/22/2027	75,000	74,600
2.52%, 04/22/2031	150,000	139,645
3.78%, 02/01/2028	100,000	99,795
3.90%, 01/23/2049	100,000	79,343
4.90%, 01/22/2037	295,000	292,755
5.58%, 07/23/2036	120,000	123,272
Mitsubishi UFJ Financial Group, Inc.
1.54%, 07/20/2027	220,000	217,445
Morgan Stanley
3.13%, 07/27/2026	100,000	99,638
3.62%, 04/01/2031	150,000	145,641
5.66%, 04/18/2030	255,000	265,538
Morgan Stanley Private Bank, N.A.
4.73%, 07/18/2031	260,000	263,418
National Bank of Canada
4.17%, 01/20/2029	250,000	250,542
Northern Trust Corp.
4.15%, 11/19/2030	135,000	135,004
PNC Financial Services Group, Inc.
5.37%, 07/21/2036	45,000	46,075

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Royal Bank of Canada
2.30%, 11/03/2031	$ 385,000	$ 346,793
Santander Holdings USA, Inc.
2.49%, 01/06/2028	135,000	132,965
6.34%, 05/31/2035	130,000	138,857
6.50%, 03/09/2029	70,000	73,011
Santander UK Group Holdings PLC
1.67%, 06/14/2027	300,000	297,298
Skandinaviska Enskilda Banken AB
5.13%, 03/05/2027*	250,000	253,539
Societe Generale SA
6.07%, 01/19/2035*	200,000	211,170
Standard Chartered PLC
2.61%, 01/12/2028*	200,000	197,354
5.24%, 01/13/2037*	200,000	199,246
State Street Corp.
5.16%, 05/18/2034	160,000	164,317
Svenska Handelsbanken AB
1.42%, 06/11/2027*	250,000	247,645
Toronto-Dominion Bank
4.99%, 04/05/2029	130,000	133,472
Truist Financial Corp.
1.95%, 06/05/2030	95,000	86,415
UBS Group AG
3.18%, 02/11/2043*	200,000	151,830
4.19%, 04/01/2031*	250,000	247,594
Wells Fargo & Co.
2.39%, 06/02/2028	175,000	171,362
3.07%, 04/30/2041	510,000	393,567
3.58%, 05/22/2028	85,000	84,540
5.71%, 04/22/2028	165,000	168,302
Westpac New Zealand, Ltd.
5.20%, 02/28/2029*	200,000	206,347
		9,553,255
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/2030	150,000	146,601
Coca-Cola Europacific Partners PLC
1.50%, 01/15/2027*	200,000	195,294
JDE Peet's NV
1.38%, 01/15/2027*	260,000	253,442
		595,337
Biotechnology — 0.1%
Amgen, Inc.
2.60%, 08/19/2026	225,000	223,453
5.15%, 03/02/2028	145,000	148,432
		371,885
Building Materials — 0.1%
CRH America Finance, Inc.
5.50%, 01/09/2035	320,000	332,837
Martin Marietta Materials, Inc.
2.40%, 07/15/2031	340,000	306,804
4.25%, 12/15/2047	50,000	41,286
Owens Corning
5.70%, 06/15/2034	90,000	94,635
		775,562
Chemicals — 0.0%
Sherwin-Williams Co.
4.80%, 09/01/2031	255,000	260,794
Security Description	Shares or Principal Amount	Value

Commercial Services — 0.1%
Element Fleet Management Corp.
4.64%, 11/24/2030*	$ 295,000	$ 295,642
Experian Finance PLC
2.75%, 03/08/2030*	200,000	188,357
Georgetown University
4.32%, 04/01/2049	50,000	41,550
Leland Stanford Junior University
1.29%, 06/01/2027	70,000	67,762
RELX Capital, Inc.
3.00%, 05/22/2030	50,000	47,581
Transurban Finance Co. Pty., Ltd.
2.45%, 03/16/2031*	100,000	90,955
University of Southern California
2.95%, 10/01/2051	400,000	260,961
		992,808
Computers — 0.0%
Apple, Inc.
1.70%, 08/05/2031	215,000	190,311
3.25%, 02/23/2026	100,000	99,965
3.75%, 09/12/2047	50,000	39,465
		329,741
Diversified Financial Services — 0.1%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
2.45%, 10/29/2026	150,000	148,313
Ally Financial, Inc.
2.20%, 11/02/2028	245,000	232,293
Avolon Holdings Funding, Ltd.
6.38%, 05/04/2028*	105,000	109,279
Capital One Financial Corp.
2.36%, 07/29/2032	190,000	166,055
6.05%, 02/01/2035	65,000	68,270
Charles Schwab Corp
4.91%, 11/14/2036	205,000	203,184
Enact Holdings, Inc.
6.25%, 05/28/2029	35,000	36,680
Equitable America Global Funding
4.30%, 12/15/2028*	45,000	45,193
Intercontinental Exchange, Inc.
5.25%, 06/15/2031	135,000	141,031
		1,150,298
Electric — 0.4%
AEP Texas, Inc.
3.45%, 01/15/2050	90,000	61,660
Alabama Power Co.
3.13%, 07/15/2051	250,000	165,945
Ameren Corp.
5.70%, 12/01/2026	245,000	248,204
American Electric Power Co., Inc.
5.20%, 01/15/2029	115,000	118,527
Appalachian Power Co.
4.40%, 05/15/2044	50,000	42,033
Berkshire Hathaway Energy Co.
3.80%, 07/15/2048	25,000	19,094
Commonwealth Edison Co.
4.35%, 11/15/2045	25,000	21,302
Constellation Energy Generation LLC
4.40%, 01/15/2031	110,000	109,739
DTE Energy Co.
4.95%, 07/01/2027	25,000	25,313
5.10%, 03/01/2029	225,000	230,858

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Duke Energy Carolinas LLC
3.45%, 04/15/2051	$ 300,000	$ 211,972
Duke Energy Corp.
2.65%, 09/01/2026	50,000	49,644
5.70%, 09/15/2055	125,000	121,621
Enel Finance International NV
2.13%, 07/12/2028*	200,000	190,788
Engie SA
5.63%, 04/10/2034*	200,000	208,854
Exelon Corp.
3.40%, 04/15/2026	125,000	124,868
FirstEnergy Transmission LLC
5.00%, 01/15/2035	100,000	99,980
Florida Power & Light Co.
4.13%, 06/01/2048	25,000	20,327
Jersey Central Power & Light Co.
5.15%, 01/15/2036*	24,000	24,310
Metropolitan Edison Co.
4.30%, 01/15/2029*	100,000	100,294
Niagara Mohawk Power Corp.
5.11%, 01/12/2036*	270,000	268,703
Oncor Electric Delivery Co. LLC
4.10%, 11/15/2048	50,000	39,974
Pacific Gas & Electric Co.
2.10%, 08/01/2027	55,000	53,410
San Diego Gas & Electric Co.
4.10%, 06/15/2049	55,000	43,453
Southern California Edison Co.
5.15%, 06/01/2029	90,000	92,159
5.88%, 12/01/2053	200,000	192,012
Southern Co.
4.40%, 07/01/2046	25,000	21,138
5.70%, 03/15/2034	125,000	131,336
		3,037,518
Electronics — 0.1%
Amphenol Corp.
4.75%, 03/30/2026	25,000	25,033
5.05%, 04/05/2029	80,000	82,359
Honeywell International, Inc.
1.10%, 03/01/2027	250,000	243,148
Tyco Electronics Group SA
4.88%, 02/09/2036	110,000	109,501
		460,041
Environmental Control — 0.1%
Republic Services, Inc.
2.38%, 03/15/2033	315,000	274,831
Waste Connections, Inc.
2.20%, 01/15/2032	145,000	128,335
3.20%, 06/01/2032	135,000	125,693
Waste Management, Inc.
4.88%, 02/15/2034	200,000	204,585
		733,444
Food — 0.0%
Tyson Foods, Inc.
5.10%, 09/28/2048	25,000	23,106
Gas — 0.0%
Boston Gas Co.
5.84%, 01/10/2035*	25,000	26,411
Security Description	Shares or Principal Amount	Value

Gas (continued)
NiSource, Inc.
1.70%, 02/15/2031	$ 90,000	$ 79,163
3.95%, 03/30/2048	115,000	88,960
5.35%, 04/01/2034	150,000	154,557
Southern California Gas Co.
4.13%, 06/01/2048	25,000	19,779
		368,870
Healthcare-Products — 0.1%
Alcon Finance Corp.
2.60%, 05/27/2030*	200,000	186,406
Baxter International, Inc.
1.92%, 02/01/2027	98,000	95,978
Revvity, Inc.
1.90%, 09/15/2028	210,000	198,276
Solventum Corp.
5.40%, 03/01/2029	59,000	61,143
Thermo Fisher Scientific, Inc.
2.80%, 10/15/2041	150,000	110,689
		652,492
Healthcare-Services — 0.2%
Banner Health
1.90%, 01/01/2031	50,000	44,790
Centra Health, Inc.
4.70%, 01/01/2048	45,000	35,983
Cigna Group
3.88%, 10/15/2047	50,000	38,494
4.50%, 09/15/2030	40,000	40,265
4.80%, 07/15/2046	25,000	22,078
CommonSpirit Health
2.78%, 10/01/2030	55,000	51,150
3.91%, 10/01/2050	305,000	226,841
Elevance Health, Inc.
4.55%, 03/01/2048	115,000	97,427
HCA, Inc.
4.13%, 06/15/2029	65,000	64,856
4.38%, 03/15/2042	65,000	55,487
5.45%, 09/15/2034	95,000	97,509
Health Care Service Corp.
5.45%, 06/15/2034*	90,000	91,746
Humana, Inc.
5.38%, 04/15/2031	70,000	71,698
5.95%, 03/15/2034	125,000	129,372
MedStar Health, Inc.
3.63%, 08/15/2049	130,000	95,659
Stanford Health Care
3.80%, 11/15/2048	10,000	7,769
UnitedHealth Group, Inc.
2.00%, 05/15/2030	35,000	31,930
2.90%, 05/15/2050	150,000	95,173
4.63%, 11/15/2041	25,000	22,590
4.75%, 07/15/2045	75,000	66,911
5.38%, 04/15/2054	180,000	168,806
West Virginia United Health System Obligated Group
4.92%, 06/01/2048	50,000	43,191
		1,599,725
Insurance — 0.4%
Aflac, Inc.
4.75%, 01/15/2049	55,000	48,323
Arthur J. Gallagher & Co.
4.85%, 12/15/2029	35,000	35,806

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
Brighthouse Financial Global Funding
1.55%, 05/24/2026*	$ 105,000	$ 104,153
Chubb INA Holdings, Inc.
2.85%, 12/15/2051	300,000	190,619
CNO Global Funding
2.65%, 01/06/2029*	315,000	301,264
Fidelity National Financial, Inc.
4.50%, 08/15/2028	55,000	55,390
Jackson National Life Global Funding
4.90%, 01/13/2027*	265,000	267,463
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030	35,000	31,943
MassMutual Global Funding II
5.10%, 04/09/2027*	250,000	253,589
Met Tower Global Funding
4.00%, 01/14/2029*	150,000	149,764
New York Life Global Funding
4.05%, 02/02/2029*	340,000	340,481
Pacific Life Global Funding II
4.38%, 02/03/2031*	305,000	305,366
Principal Financial Group, Inc.
2.13%, 06/15/2030	125,000	113,992
3.70%, 05/15/2029	25,000	24,653
4.30%, 11/15/2046	25,000	20,901
RGA Global Funding
4.35%, 08/25/2028*	65,000	65,396
5.45%, 05/24/2029*	145,000	150,202
Sammons Financial Group Global Funding
4.80%, 12/12/2030*	225,000	225,827
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047*	25,000	20,593
Willis North America, Inc.
4.50%, 09/15/2028	50,000	50,381
5.15%, 03/15/2036	210,000	209,077
		2,965,183
Internet — 0.1%
Amazon.com, Inc.
4.65%, 11/20/2035	200,000	198,035
4.95%, 12/05/2044	65,000	62,167
Expedia Group, Inc.
5.00%, 02/15/2026	115,000	115,013
Meta Platforms, Inc.
5.50%, 11/15/2045	205,000	197,135
Uber Technologies, Inc.
4.30%, 01/15/2030	220,000	220,715
		793,065
Lodging — 0.0%
Marriott International, Inc.
4.65%, 12/01/2028	255,000	259,212
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp.
5.00%, 05/14/2027	295,000	299,886
Machinery-Diversified — 0.1%
John Deere Capital Corp.
4.40%, 09/08/2031	200,000	201,939
Rockwell Automation, Inc.
1.75%, 08/15/2031	300,000	263,347
		465,286
Security Description	Shares or Principal Amount	Value

Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/2051	$ 170,000	$ 108,701
3.75%, 02/15/2028	125,000	123,402
6.10%, 06/01/2029	60,000	62,687
Comcast Corp.
1.95%, 01/15/2031	70,000	62,556
2.65%, 02/01/2030	30,000	28,293
3.90%, 03/01/2038	240,000	208,246
5.50%, 05/15/2064	60,000	53,828
Walt Disney Co.
2.75%, 09/01/2049	300,000	190,147
		837,860
Mining — 0.1%
Anglo American Capital PLC
2.63%, 09/10/2030*	200,000	184,474
Corp. Nacional del Cobre de Chile
3.15%, 01/14/2030*	200,000	190,736
		375,210
Miscellaneous Manufacturing — 0.0%
3M Co.
3.25%, 08/26/2049	105,000	72,339
Oil & Gas — 0.1%
BP Capital Markets PLC
3.28%, 09/19/2027	50,000	49,644
3.28%, 09/19/2027	25,000	24,822
Canadian Natural Resources, Ltd.
2.95%, 07/15/2030	70,000	66,101
6.25%, 03/15/2038	25,000	26,466
Chevron USA, Inc.
4.30%, 10/15/2030	195,000	196,984
Coterra Energy, Inc.
4.38%, 03/15/2029	90,000	90,562
Diamondback Energy, Inc.
5.15%, 01/30/2030	45,000	46,273
EOG Resources, Inc.
4.40%, 01/15/2031	90,000	90,153
HF Sinclair Corp.
6.25%, 01/15/2035	205,000	214,337
TotalEnergies Capital USA LLC
4.57%, 01/13/2033	270,000	270,054
Woodside Finance, Ltd.
3.70%, 03/15/2028*	25,000	24,744
4.50%, 03/04/2029*	55,000	55,145
		1,155,285
Pharmaceuticals — 0.2%
AbbVie, Inc.
4.25%, 11/21/2049	110,000	90,601
4.80%, 03/15/2029	230,000	235,630
Astrazeneca Finance LLC
1.75%, 05/28/2028	220,000	210,233
4.88%, 03/03/2028	200,000	204,245
Becton Dickinson & Co.
5.08%, 06/07/2029	250,000	257,092
CVS Health Corp.
5.00%, 09/15/2032	30,000	30,496
5.05%, 03/25/2048	100,000	87,941
5.40%, 06/01/2029	70,000	72,484
5.88%, 06/01/2053	200,000	193,015

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals (continued)
Pfizer, Inc.
4.50%, 11/15/2032	$ 210,000	$ 210,669
Zoetis, Inc.
4.15%, 08/17/2028	255,000	256,489
		1,848,895
Pipelines — 0.3%
Boardwalk Pipelines LP
3.40%, 02/15/2031	55,000	51,977
Cameron LNG LLC
2.90%, 07/15/2031*	20,000	18,491
3.70%, 01/15/2039*	15,000	12,731
Enbridge Energy Partners LP
7.38%, 10/15/2045	45,000	52,187
Enbridge, Inc.
5.50%, 12/01/2046	113,000	110,930
5.63%, 04/05/2034	90,000	93,717
6.70%, 11/15/2053	35,000	38,502
Energy Transfer LP
5.35%, 01/15/2036	170,000	169,817
Enterprise Products Operating LLC
4.60%, 01/11/2027	265,000	266,895
4.60%, 01/15/2031	135,000	136,697
Kinder Morgan Energy Partners LP
6.95%, 01/15/2038	50,000	56,721
MPLX LP
4.80%, 02/15/2031	145,000	146,572
5.65%, 03/01/2053	150,000	139,338
ONEOK, Inc.
5.40%, 10/15/2035	135,000	136,152
6.63%, 09/01/2053	180,000	189,417
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/2026	25,000	25,076
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	25,000	25,129
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/2029	40,000	40,614
Targa Resources Corp.
5.50%, 02/15/2035	70,000	71,709
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/2028	109,000	109,142
Transcontinental Gas Pipe Line Co. LLC
4.60%, 03/15/2048	20,000	17,336
Williams Cos., Inc.
4.90%, 03/15/2029	210,000	214,853
5.15%, 03/15/2034	25,000	25,334
		2,149,337
Real Estate — 0.0%
CBRE Services, Inc.
4.90%, 01/15/2033	50,000	50,196
5.50%, 04/01/2029	50,000	51,821
		102,017
REITS — 0.4%
Alexandria Real Estate Equities, Inc.
4.00%, 02/01/2050	110,000	83,306
American Tower Corp.
1.45%, 09/15/2026	315,000	310,116
4.70%, 12/15/2032	35,000	35,031
AvalonBay Communities, Inc.
4.35%, 12/01/2030	280,000	280,195
Security Description	Shares or Principal Amount	Value

REITS (continued)
Brixmor Operating Partnership LP
4.05%, 07/01/2030	$ 45,000	$ 44,297
Crown Castle, Inc.
2.90%, 03/15/2027	70,000	69,134
Crown Castle, Inc.
2.10%, 04/01/2031	165,000	145,751
Essex Portfolio LP
4.00%, 03/01/2029	90,000	89,444
4.50%, 03/15/2048	15,000	12,714
4.88%, 02/15/2036	265,000	258,178
Extra Space Storage LP
4.00%, 06/15/2029	40,000	39,716
4.95%, 01/15/2033	65,000	65,381
Healthcare Realty Holdings LP
3.63%, 01/15/2028	55,000	54,461
Healthpeak OP LLC
2.13%, 12/01/2028	75,000	71,062
2.88%, 01/15/2031	125,000	115,950
NNN REIT, Inc.
4.80%, 10/15/2048	50,000	43,962
Prologis LP
2.13%, 04/15/2027	115,000	112,710
4.00%, 09/15/2028	70,000	70,130
Public Storage Operating Co.
1.95%, 11/09/2028	135,000	127,960
Realty Income Corp.
2.20%, 06/15/2028	25,000	24,030
3.10%, 12/15/2029	70,000	67,572
3.95%, 08/15/2027	25,000	25,013
Regency Centers LP
5.25%, 01/15/2034	245,000	251,363
Simon Property Group LP
2.65%, 02/01/2032	285,000	257,061
3.80%, 07/15/2050	100,000	75,555
Welltower OP LLC
5.13%, 07/01/2035	240,000	243,695
WP Carey, Inc.
3.85%, 07/15/2029	90,000	89,066
		3,062,853
Retail — 0.2%
AutoZone, Inc.
1.65%, 01/15/2031	105,000	92,097
3.13%, 04/21/2026	50,000	49,907
5.05%, 07/15/2026	180,000	180,855
Carvana Co.
9.00%, 06/01/2030*(3)	65,427	68,220
9.00%, 06/01/2031*(3)	89,917	98,915
Lowe's Cos., Inc.
5.00%, 04/15/2033	290,000	296,478
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	25,000	24,849
3.90%, 06/01/2029	95,000	94,271
5.00%, 08/19/2034	195,000	196,145
5.75%, 11/20/2026	45,000	45,566
Ross Stores, Inc.
1.88%, 04/15/2031	60,000	52,934
Tractor Supply Co.
5.25%, 05/15/2033	250,000	257,883
		1,458,120

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Semiconductors — 0.1%
Broadcom, Inc.
4.60%, 07/15/2030	$ 95,000	$ 96,329
4.60%, 01/15/2033	355,000	353,994
Foundry JV Holdco LLC
6.15%, 01/25/2032*	200,000	212,946
Intel Corp.
4.60%, 03/25/2040	150,000	134,629
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/2027	10,000	9,890
4.30%, 08/19/2028	40,000	40,179
Texas Instruments, Inc.
1.75%, 05/04/2030	35,000	31,891
		879,858
Software — 0.2%
Atlassian Corp.
5.25%, 05/15/2029	55,000	56,577
Cadence Design Systems, Inc.
4.30%, 09/10/2029	90,000	90,575
Fiserv, Inc.
3.20%, 07/01/2026	35,000	34,877
5.45%, 03/15/2034	245,000	247,713
Microsoft Corp.
4.20%, 11/03/2035	250,000	247,996
Oracle Corp.
5.55%, 02/06/2053	65,000	54,044
Roper Technologies, Inc.
1.40%, 09/15/2027	160,000	153,738
2.00%, 06/30/2030	30,000	27,135
3.80%, 12/15/2026	25,000	24,981
Salesforce, Inc.
2.70%, 07/15/2041	395,000	283,269
VMware LLC
1.40%, 08/15/2026	205,000	202,317
		1,423,222
Telecommunications — 0.3%
AT&T, Inc.
2.25%, 02/01/2032	280,000	246,253
3.50%, 06/01/2041	130,000	102,170
3.80%, 12/01/2057	64,000	44,057
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/2033	250,000	254,138
Motorola Solutions, Inc.
5.00%, 04/15/2029	70,000	71,772
NTT Finance Corp.
4.88%, 07/16/2030*	200,000	203,932
Orange SA
4.75%, 01/13/2033*	200,000	199,530
Rogers Communications, Inc.
5.30%, 02/15/2034	255,000	258,077
Telefonica Emisiones SA
5.21%, 03/08/2047	150,000	134,317
T-Mobile USA, Inc.
5.00%, 02/15/2036	240,000	237,557
Verizon Communications, Inc.
1.68%, 10/30/2030	113,000	100,152
2.65%, 11/20/2040	490,000	349,155
2.99%, 10/30/2056	35,000	20,769
3.15%, 03/22/2030	150,000	143,795
		2,365,674
Security Description	Shares or Principal Amount	Value

Transportation — 0.1%
Burlington Northern Santa Fe LLC
3.90%, 08/01/2046	$ 300,000	$ 240,218
4.15%, 04/01/2045	25,000	21,000
4.15%, 12/15/2048	25,000	20,429
Canadian National Railway Co.
5.85%, 11/01/2033	180,000	194,188
Canadian Pacific Railway Co.
1.75%, 12/02/2026	100,000	98,256
2.88%, 11/15/2029	70,000	67,242
3.50%, 05/01/2050	110,000	79,528
CSX Corp.
4.30%, 03/01/2048	25,000	20,924
FedEx Corp.
3.88%, 08/01/2042	200,000	160,408
		902,193
Trucking & Leasing — 0.0%
GATX Corp.
6.05%, 03/15/2034	75,000	79,906
6.90%, 05/01/2034	220,000	246,255
		326,161
Total Corporate Bonds & Notes (cost $48,520,393)		46,125,630
ASSET BACKED SECURITIES — 0.8%
Auto Loan Receivables — 0.2%
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class A2 4.31%, 09/15/2033*	223,722	224,849
Series 2025-A, Class A2 4.45%, 06/15/2033*	199,458	200,607
ARI Fleet Lease Trust
Series 2026-A, Class A2 3.96%, 11/15/2034*	100,000	100,077
Series 2026-A, Class A3 4.09%, 11/15/2034*	100,000	100,087
Bayview Opportunity Master Fund LLC FRS
Series 2024-CAR1, Class A 4.80%, (SOFR30A+1.10%), 12/26/2031*	92,613	92,873
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class A3 4.04%, 12/17/2029	55,000	55,066
CarMax Auto Owner Trust
Series 2025-4, Class A4 4.08%, 06/16/2031	50,000	49,960
Series 2023-3, Class B 5.47%, 02/15/2029	40,000	40,834
Carvana Auto Receivables Trust
Series 2021-P4, Class C 2.33%, 02/10/2028	145,000	141,582
Series 2024-P4, Class A3 4.64%, 01/10/2030	50,000	50,301
Series 2024-P4, Class A4 4.74%, 12/10/2030	85,000	86,115
Series 2024-N1, Class B 5.63%, 05/10/2030*	20,000	20,179
Enterprise Fleet Financing LLC
Series 2024-4, Class A2 4.69%, 07/20/2027*	33,827	33,943
Series 2024-4, Class A4 4.70%, 06/20/2031*	60,000	60,976

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B 4.96%, 03/21/2033*	$ 174,704	$ 175,949
Porsche Financial Auto Securitization Trust 2024-1
Series 2024-1A, Class A4 4.49%, 12/22/2032*	100,000	100,798
Santander Drive Auto Receivables Trust
Series 2022-3, Class C 4.49%, 08/15/2029	106,966	107,114
Series 2025-1, Class A3 4.74%, 01/16/2029	100,000	100,237
Toyota Lease Owner Trust
Series 2025-A, Class A4 4.81%, 06/20/2029*	90,000	91,070
Wheels Fleet Lease Funding 1 LLC
Series 2025-2A, Class A1 4.41%, 05/18/2040*	175,000	176,310
		2,008,927
Other Asset Backed Securities — 0.6%
Affirm Master Trust
Series 2025-2A, Class A 4.67%, 07/15/2033*	225,000	226,595
AGL CLO, Ltd. FRS
Series 2021-13A, Class A1R 4.77%, (TSFR3M+1.10%), 10/20/2034*	310,000	310,342
Clarus Capital Funding LLC
Series 2024-1, Class A2 4.71%, 08/20/2032*	94,644	94,978
CyrusOne Data Centers Issuer I LLC
Series 2024-2A, Class A2 4.50%, 05/20/2049*	215,000	210,828
Dell Equipment Finance Trust
Series 2024-2, Class A3 4.59%, 08/22/2030*	100,000	100,674
Driven Brands Funding LLC
Series 2021-1A, Class A2 2.79%, 10/20/2051*	112,091	106,047
Series 2020-2A, Class A2 3.24%, 01/20/2051*	88,043	85,532
Elara HGV Timeshare Issuer LLC
Series 2023-A, Class A 6.16%, 02/25/2038*	47,661	49,230
Series 2023-A, Class B 6.53%, 02/25/2038*	47,661	49,044
Elmwood CLO 20, Ltd. FRS
Series 2022-7A, Class AR2 4.87%, (TSFR3M+1.20%), 01/20/2039*	250,000	250,000
Series 2022-7A, Class AR 5.17%, (TSFR3M+1.50%), 01/17/2037*	250,000	250,000
Fortress Credit BSL XIX, Ltd. FRS
Series 2023-2A, Class A1R 5.02%, (TSFR3M+1.35%), 07/24/2036*	340,000	340,196
MVW LLC
Series 2021-1WA, Class B 1.44%, 01/22/2041*	16,132	15,655
Series 2019-2A, Class A 2.22%, 10/20/2038*	31,324	31,286
Navistar Financial Dealer Note Master Owner Trust II
Series 2025-1, Class A 4.18%, 09/25/2030*	70,000	70,240
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Nelnet Student Loan Trust
Series 2021-CA, Class AFX 1.32%, 04/20/2062*	$ 75,711	$ 71,357
NMEF Funding LLC
Series 2025-A, Class A2 4.72%, 07/15/2032*	71,778	72,060
OCP CLO, Ltd. FRS
Series 2017-13A, Class AR2 5.01%, (TSFR3M+1.34%), 11/26/2037*	250,000	250,990
Octane Receivables Trust
Series 2024-RVM1, Class A 5.01%, 01/22/2046*	61,001	61,895
Palmer Square, Ltd. FRS
Series 2021-2A, Class AR1 4.92%, (TSFR3M+1.25%), 02/15/2038*	255,000	255,900
PEAC Solutions Receivables LLC
Series 2026-1A, Class A3 4.39%, 07/20/2033*	75,000	75,316
Series 2025-1A, Class A2 4.94%, 10/20/2028*	165,880	166,845
Post Road Equipment Finance LLC
Series 2025-1A, Class A2 4.90%, 05/15/2031*	133,195	134,401
Progress Residential Trust
Series 2025-SFR2, Class A 3.31%, 04/17/2042*	99,595	94,874
Regatta XVI Funding, Ltd. FRS
Series 2019-2A, Class A1R2 4.85%, (TSFR3M+1.19%), 04/15/2039*	250,000	250,000
Rockford Tower CLO, Ltd. FRS
Series 2022-1A, Class A1R 4.87%, (TSFR3M+1.20%), 07/20/2035*	315,000	315,108
SEB Funding LLC
Series 2024-1A, Class A2 7.39%, 04/30/2054*	120,000	123,297
ServiceMaster Funding LLC
Series 2021-1, Class A2I 2.87%, 07/30/2051*	108,846	102,272
Sierra Timeshare Receivables Funding LLC
Series 2025-3A, Class A 4.44%, 08/22/2044*	84,576	84,576
Series 2025-2A, Class A 4.72%, 04/20/2044*	72,196	72,588
SMB Private Education Loan Trust
Series 2021-A, Class APT1 1.07%, 01/15/2053*	57,122	52,429
Series 2020-A, Class A2A 2.23%, 09/15/2037*	26,149	25,419
Symphony CLO 37, Ltd. FRS
Series 2022-37A, Class AR2 4.80%, (TSFR3M+1.13%), 01/20/2037*	250,000	250,068
Tricon Residential Trust
Series 2024-SFR4, Class A 4.30%, 11/17/2041*	99,156	98,378
		4,748,420
Total Asset Backed Securities (cost $6,734,983)		6,757,347
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.0%
Commercial and Residential — 0.7%
Angel Oak Mtg. Trust VRS
Series 2021-1, Class A1 0.91%, 01/25/2066*(4)	35,373	31,587

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2020-6, Class M1 2.81%, 05/25/2065*(4)	$ 70,000	$ 62,555
BANK
Series 2025-BNK51, Class A5 5.29%, 12/25/2067	330,000	339,788
Series 2024-5YR10, Class A3 5.30%, 10/15/2057	45,000	46,427
Series 2024-5YR10, Class AS 5.64%, 10/15/2057	25,000	25,632
Series 2024-BNK47, Class A5 5.72%, 06/15/2057	100,000	106,290
BANK5 VRS
Series 2024-5YR12, Class A3 5.90%, 12/15/2057(4)	60,000	63,143
Series 2024-5YR8, Class AS 6.38%, 08/15/2057(4)	70,000	73,651
Barclays Mtg. Loan Trust VRS
Series 2021-NQM1, Class A3 2.19%, 09/25/2051*(4)	50,876	47,265
BBCMS Mtg. Trust
Series 2024-5C27, Class A3 6.01%, 07/15/2057	35,000	36,762
Benchmark Mtg. Trust
Series 2025-V19, Class A3 5.25%, 01/15/2058	55,000	56,847
Series 2025-B41, Class A5 5.41%, 07/15/2068	100,000	103,588
Benchmark Mtg. Trust VRS
Series 2025-V16, Class A3 5.44%, 08/15/2058(4)	35,000	36,404
Series 2024-V8, Class A3 6.19%, 07/15/2057(4)	120,000	126,784
Series 2024-V8, Class AM 6.63%, 07/15/2057(4)	290,000	307,426
BX Commercial Mtg. Trust FRS
Series 2024-MDHS, Class A 5.32%, (TSFR1M+1.64%), 05/15/2041*	204,574	204,958
BX Trust FRS
Series 2025-ROIC, Class A 4.82%, (TSFR1M+1.14%), 03/15/2030*	295,323	295,587
CENT VRS
Series 2025-CITY, Class A 4.92%, 07/10/2040*(4)	105,000	106,509
Chase Home Lending Mtg. TrusT VRS
Series 2024-RPL4, Class A1B 3.38%, 12/25/2064*(4)	22,558	20,125
CIM Trust VRS
Series 2019-INV3, Class A15 3.50%, 08/25/2049*(4)	12,836	11,753
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2020-EXP2, Class A3 2.50%, 08/25/2050*(4)	33,114	29,442
COLT Mtg. Loan Trust VRS
Series 2022-3, Class A1 3.90%, 02/25/2067*(4)	104,436	103,015
Connecticut Avenue Securities Trust FRS
Series 2024-R04, Class 1A1 4.70%, (SOFR30A+1.00%), 05/25/2044*	42,507	42,547
Series 2023-R04, Class 1M1 6.00%, (SOFR30A+2.30%), 05/25/2043*	120,478	123,092
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
DBC Mtg. Trust FRS
Series 2025-DBC, Class A 5.03%, (TSFR1M+1.35%), 11/15/2042*	$ 100,000	$ 100,188
Deephaven Residential Mtg. Trust VRS
Series 2026-INV1, Class A1 4.80%, 12/25/2070*(4)	100,000	100,026
EFMT
Series 2025-INV1, Class A1 5.63%, 03/25/2070*(5)	88,770	89,907
EFMT FRS
Series 2026-NQM1, Class A1F 4.90%, (SOFR30A+1.20%), 02/25/2071*	100,000	100,000
EFMT VRS
Series 2025-NQM5, Class A1 1.00%, 11/25/2070*(4)	97,256	97,755
Series 2025-INV5, Class A1 5.08%, 12/25/2070*(4)	98,475	98,971
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(4)	45,595	39,047
Series 2020-2, Class A1 1.18%, 10/25/2065*(4)	35,562	33,889
GCAT Trust
Series 2025-NQM4, Class A1 1.00%, 06/25/2070*(5)	166,281	168,398
GS Mortgage-Backed Securities Trust VRS
Series 2020-INV1, Class A14 2.90%, 10/25/2050*(4)	25,876	22,617
Hudson Yards Mtg. Trust VRS
Series 2025-SPRL, Class A 5.47%, 01/13/2040*(4)	125,000	129,561
J.P. Morgan Chase Commercial Mtg. Securities Trust VRS
Series 2016-NINE, Class A 2.85%, 09/06/2038*(4)	128,000	126,824
JPMorgan Mtg. Trust VRS
Series 2019-INV2, Class A3 3.50%, 02/25/2050*(4)	2,859	2,611
Series 2019-INV3, Class A15 3.50%, 05/25/2050*(4)	7,311	6,618
Series 2019-INV3, Class A3 3.50%, 05/25/2050*(4)	7,975	7,261
Series 2020-INV1, Class A3 3.50%, 08/25/2050*(4)	14,575	13,225
Series 2025-NQM3, Class A1 5.50%, 11/25/2065*(4)	107,397	108,594
MARQ Trust FRS
Series 2024-HOU, Class A 5.27%, (TSFR1M+1.59%), 06/15/2039*	100,000	100,063
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2025-C35, Class A5 5.63%, 08/15/2058	110,000	116,238
Morgan Stanley Residential Mtg. Loan Trust VRS
Series 2021-2, Class A9 2.50%, 05/25/2051*(4)	64,639	53,933
Series 2025-DSC2, Class A1 5.44%, 07/25/2070*(4)	96,002	97,077
Series 2025-NQM5, Class A1 5.44%, 07/25/2070*(4)	88,600	89,586
New Residential Mtg. Loan Trust VRS
Series 2022-INV1, Class A4 3.00%, 03/25/2052*(4)	116,008	100,727
Series 2025-NQM6, Class A1 5.09%, 10/25/2065*(4)	273,529	275,198

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2025-NQM4, Class A1 5.35%, 07/25/2065*(4)	$ 207,774	$ 209,958
NXPT Commercial Mtg. Trust VRS
Series 2024-STOR, Class A 4.31%, 11/05/2041*(4)	70,000	69,463
OBX Trust FRS
Series 2019-EXP3, Class 2A2 4.89%, (TSFR1M+1.21%), 10/25/2059*	1,888	1,889
PENN Commercial Mtg. Trust VRS
Series 2025-P11, Class A 5.34%, 08/10/2042*(4)	190,000	195,402
Provident Funding Mtg. Trust VRS
Series 2019-1, Class B1 3.17%, 12/25/2049*(4)	150,487	131,708
Sequoia Mtg. Trust VRS
Series 2018-CH3, Class A2 4.00%, 08/25/2048*(4)	299	298
Series 2024-HYB1, Class A1A 4.47%, 11/25/2063*(4)	76,003	76,350
Starwood Mtg. Residential Trust VRS
Series 2020-INV1, Class A1 1.03%, 11/25/2055*(4)	8,403	8,077
Series 2019-INV1, Class A3 2.92%, 09/27/2049*(4)	10,313	10,248
Towd Point Mtg. Trust VRS
Series 2025-1, Class A1B 4.82%, 06/25/2065*(4)	90,224	90,541
Series 2024-2, Class A1B 4.85%, 12/25/2064*(4)	239,202	241,828
Verus Securitization Trust
Series 2024-INV1, Class A2 6.32%, 03/25/2069*(5)	96,431	97,594
Verus Securitization Trust FRS
Series 2025-7, Class A1F 4.90%, (SOFR30A+1.20%), 08/25/2070*	138,569	138,704
WB Commercial Mtg. Trust VRS
Series 2024-HQ, Class A 6.13%, 03/15/2040*(4)	200,000	200,331
Wells Fargo Commercial Mtg. Trust
Series 2025-5C6, Class A3 5.19%, 10/15/2058	50,000	51,461
Wells Fargo Commercial Mtg. Trust 2019-C54
Series 2019-C54, Class A4 3.15%, 12/15/2052	70,000	66,993
		6,070,336
U.S. Government Agency — 0.3%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K-753, Class A2 4.40%, 10/25/2030	550,000	557,115
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K137, Class A2 2.35%, 11/25/2031(4)	940,000	852,248
Series K-150, Class A2 3.71%, 09/25/2032(4)	405,000	391,698
Series K-156, Class A2 4.43%, 02/25/2033(4)	315,000	316,930
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2021-DNA7, Class M1 4.55%, (SOFR30A+0.85%), 11/25/2041*	$ 16,066	$ 16,056
Series 2025-HQA1, Class A1 4.65%, (SOFR30A+0.95%), 02/25/2045*	27,500	27,526
		2,161,573
Total Collateralized Mortgage Obligations (cost $8,185,955)		8,231,909
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 9.8%
U.S. Government — 9.8%
United States Treasury Bonds
1.13%, 05/15/2040 to 08/15/2040	1,644,600	1,037,538
1.25%, 05/15/2050	228,400	109,043
1.38%, 11/15/2040 to 08/15/2050	1,938,000	1,035,716
1.63%, 11/15/2050	340,000	177,849
1.75%, 08/15/2041	575,000	386,710
1.88%, 02/15/2041 to 11/15/2051	7,025,000	4,542,460
2.00%, 11/15/2041 to 08/15/2051	3,206,000	1,898,888
2.25%, 05/15/2041 to 02/15/2052	1,327,000	858,917
2.38%, 02/15/2042 to 05/15/2051	1,271,000	828,754
2.50%, 02/15/2045	170,000	120,063
2.75%, 08/15/2047	380,000	270,750
2.88%, 05/15/2043 to 05/15/2052	1,315,000	944,066
3.00%, 11/15/2044 to 08/15/2052	1,420,000	1,050,784
3.13%, 11/15/2041 to 05/15/2048	630,000	504,101
3.25%, 05/15/2042	350,000	290,760
3.38%, 08/15/2042 to 11/15/2048	602,500	499,980
3.63%, 02/15/2053 to 05/15/2053	2,981,500	2,400,298
3.88%, 08/15/2040 to 05/15/2043	2,600,000	2,345,324
4.00%, 11/15/2042 to 11/15/2052	2,450,400	2,197,871
4.13%, 08/15/2044 to 08/15/2053	822,200	739,083
4.25%, 02/15/2054 to 08/15/2054	695,000	625,173
4.38%, 08/15/2043	165,000	157,059
4.50%, 02/15/2044 to 11/15/2054	1,640,000	1,560,374
4.63%, 05/15/2044 to 11/15/2055	1,740,000	1,688,545
4.63%, 02/15/2055(6)	965,000	924,440
4.75%, 02/15/2037 to 08/15/2055	2,975,000	2,913,645
4.88%, 08/15/2045	105,000	105,607
5.00%, 05/15/2045	960,000	981,000
United States Treasury Notes
0.63%, 05/15/2030	175,000	153,549
0.75%, 08/31/2026	690,000	678,777
1.25%, 08/15/2031	375,000	326,118
1.88%, 02/28/2027	1,735,000	1,704,728
2.75%, 08/15/2032	1,290,000	1,198,339
2.88%, 05/15/2032	460,000	432,238
3.38%, 05/15/2033	560,000	535,937
3.50%, 11/30/2030 to 02/15/2033	3,535,000	3,487,150
3.63%, 08/31/2027 to 10/31/2030	10,030,000	10,020,990
3.88%, 03/31/2027 to 08/15/2034	4,700,000	4,713,513
4.00%, 02/29/2028 to 02/15/2034	10,530,000	10,628,363
4.13%, 09/30/2027 to 11/15/2032	4,295,000	4,336,378
4.25%, 02/28/2029 to 05/15/2035	5,100,000	5,172,916
4.38%, 11/30/2028 to 12/31/2029	2,340,000	2,391,624
4.50%, 05/31/2029	1,285,000	1,318,832
4.63%, 02/15/2035	830,000	856,132
		79,150,382

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency — 0.0%
Government National Mtg. Assoc.
3.00%, 01/20/2050 to 05/20/2050	$ 11,450	$ 10,136
3.50%, 09/20/2049 to 02/20/2050	9,606	8,932
		19,068
Total U.S. Government & Agency Obligations (cost $86,737,960)		79,169,450
FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
Regional(State/Province) — 0.1%
Province of Alberta Canada
4.50%, 01/24/2034	310,000	312,339
Province of British Columbia Canada
4.20%, 07/06/2033	230,000	227,834
Province of Manitoba Canada
4.30%, 07/27/2033	235,000	233,720
Province of New Brunswick, Canada
3.63%, 02/24/2028	25,000	24,915
		798,808
Sovereign — 0.1%
Kingdom of Saudi Arabia
5.38%, 01/13/2031*	200,000	207,455
Republic of Peru
5.38%, 02/08/2035	60,000	61,110
Republic of Poland
5.50%, 03/18/2054	295,000	279,845
United Mexican States
2.66%, 05/24/2031	200,000	177,220
3.50%, 02/12/2034	230,000	198,145
		923,775
Total Foreign Government Obligations (cost $1,752,106)		1,722,583
MUNICIPAL SECURITIES — 0.4%
California State University Revenue Bonds
2.80%, 11/01/2041	350,000	265,626
Central Texas Turnpike System Revenue Bonds
3.03%, 08/15/2041	105,000	81,962
Chicago O'Hare International Airport Revenue Bonds
6.40%, 01/01/2040	50,000	55,120
City of Los Angeles Department of Airports Revenue Bonds
6.58%, 05/15/2039	225,000	241,986
City of Los Angeles Wastewater System Revenue Bonds
5.81%, 06/01/2040	245,000	258,650
County of Cook, IL General Obligation Bonds
6.23%, 11/15/2034	160,000	170,592
County of Miami-Dade, FL Transit System Revenue Bonds
5.62%, 07/01/2040	25,000	25,863
County of Washoe NV Revenue Bonds
7.97%, 02/01/2040	40,000	47,141
Dallas Fort Worth International Airport Revenue Bonds
2.84%, 11/01/2046	310,000	225,061
2.99%, 11/01/2038	60,000	51,743
Security Description	Shares or Principal Amount	Value

3.09%, 11/01/2040	$ 135,000	$ 110,062
Denver City & County School District No 1 Certificate Participation
4.24%, 12/15/2037	25,000	24,162
Florida Development Finance Corp. Revenue Bonds
4.11%, 04/01/2050	145,000	116,741
Grand Parkway Transportation Corp. Revenue Bonds
3.24%, 10/01/2052	80,000	55,590
Illinois Municipal Electric Agency Revenue Bonds
6.83%, 02/01/2035	40,000	42,039
Los Angeles County Public Works Financing Authority Revenue Bonds
7.49%, 08/01/2033	40,000	43,564
Maryland Stadium Authority Revenue Bonds
2.36%, 05/01/2035	170,000	141,915
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds
3.24%, 07/01/2052	265,000	171,840
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds
5.72%, 12/01/2038	50,000	51,769
Municipal Electric Authority of Georgia Revenue Bonds
6.66%, 04/01/2057	44,000	47,993
Public Finance Authority Revenue Bonds
3.41%, 07/01/2051	230,000	161,446
Rutgers The State University of New Jersey Revenue Bonds
5.67%, 05/01/2040	50,000	51,493
San Francisco City & County Airport Commission-San Francisco International Airport Revenue Bonds
3.35%, 05/01/2051	175,000	122,551
San Jose Redevelopment Agency Successor Agency Tax Allocation
3.38%, 08/01/2034	5,000	4,729
State of California General Obligation Bonds
7.63%, 03/01/2040	50,000	59,752
Texas A&M University Revenue Bonds
3.33%, 05/15/2039	125,000	109,293
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
3.92%, 12/31/2049	115,000	92,027
Virginia Commonwealth University Health System Authority Revenue Bonds
4.96%, 01/01/2044	25,000	23,933
Western Minnesota Municipal Power Agency Revenue Bonds
3.16%, 01/01/2039	100,000	85,792
Total Municipal Securities (cost $3,700,141)		2,940,435

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
ESCROWS AND LITIGATION TRUSTS — 0.0%
GCI Liberty, Inc. †(1) (cost $0)	$ 936	$ 0
WARRANTS — 0.0%
Retail — 0.0%
GameStop Corp., 10/30/2026† (cost $0)	113	441
Total Long-Term Investment Securities (cost $625,795,273)		793,425,183
SHORT-TERM INVESTMENTS — 1.9%
Unaffiliated Investment Companies — 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.65%(7)	15,165,862	15,165,862
T. Rowe Price Government Reserve Fund 3.76%	121	121
Total Short-Term Investments (cost $15,165,983)		15,165,983
TOTAL INVESTMENTS (cost $640,961,256)(8)	100.0%	808,591,166
Other assets less liabilities	0.0	282,378
NET ASSETS	100.0%	$808,873,544
^	Prior to April 28, 2025, the Portfolio was known as SA T. Rowe Price Asset Allocation Growth Portfolio.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA T. Rowe Price Allocation Moderately Aggressive Portfolio has no right to demand registration of these securities. At January 31, 2026, the aggregate value of these securities was $23,409,912 representing 2.9% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2026, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Canva, Inc., Class B	08/16/21, 11/04/21, 12/17/21	42	$71,588	$73,419	$1,748.07	0.0%
Gusto, Inc.	10/04/21	775	22,311	18,832	24.30	0.0
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks
Canva, Inc. Series A	11/04/21	2	$3,410	$3,496	$1,748.07	0.0%
Databricks, Inc. Series G	02/01/21	300	17,737	57,000	190.00	0.0
Databricks, Inc. Series H	08/31/21	858	63,049	163,020	190.00	0.0
Gusto, Inc. Series E	07/13/21	1,028	31,246	24,980	24.30	0.0
				$340,747		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	PIK (“Payment-in-Kind”) security – Income may be paid in additional securities and/or cash at the discretion of the issuer.
(4)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of January 31, 2026.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	The rate shown is the 7-day yield as of January 31, 2026.
(8)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
CLO—Collateralized Loan Obligation
CVA—Certification Van Aandelen (Dutch Cert.)
CVR—Contingent Value Rights
DAC—Designated Activity Company
FRS—Floating Rate Security
LSE—London Stock Exchange
NASDAQ—National Association of Securities Dealers Automated Quotations
NYSE—New York Stock Exchange
REMIC—Real Estate Mortgage Investment Conduit
SDR—Swedish Depositary Receipt
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
XAMS—Euronext Amsterdam Stock Exchange
The rates shown on FRS and/or VRS are the current interest rates at January 31, 2026 and unless noted otherwise, the dates shown are the original maturity dates.

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	CDX Investment Grade Index Series 44	0.482	2,500,000	USD	2,500,000	1.000%	Quarterly	Jun 2030	$ 49,542	$ 6,043	$ 55,585
Centrally Cleared	CDX Investment Grade Index Series 45	0.494	4,075,000	USD	4,075,000	1.000	Quarterly	Dec 2030	86,248	5,581	91,829
					1,575,000				$135,790	$11,624	$147,414
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
66	Long	U.S. Treasury 5 Year Notes	March 2026	$7,241,498	$7,189,359	$(52,139)
4	Long	U.S. Treasury Long Bonds	March 2026	467,412	460,500	(6,912)
1	Short	U.S. Treasury 2 Year Notes	March 2026	208,320	208,492	(172)
						$(59,223)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$9,401,295	$—	$0	$9,401,295
Commercial Services	8,697,245	—	18,832	8,716,077
Computer Graphics	—	—	73,419	73,419
Other Industries	630,038,101	—	—	630,038,101
Convertible Preferred Stocks	—	—	248,496	248,496
Corporate Bonds & Notes	—	46,125,630	—	46,125,630
Asset Backed Securities	—	6,757,347	—	6,757,347
Collateralized Mortgage Obligations	—	8,231,909	—	8,231,909
U.S. Government & Agency Obligations	—	79,169,450	—	79,169,450
Foreign Government Obligations	—	1,722,583	—	1,722,583
Municipal Securities	—	2,940,435	—	2,940,435
Escrows and Litigation Trusts	—	—	0	0
Warrants	441	—	—	441
Short-Term Investments	15,165,983	—	—	15,165,983
Total Investments at Value	$663,303,065	$144,947,354	$340,747	$808,591,166
Other Financial Instruments:†
Swaps	$—	$11,624	$—	$11,624
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$59,223	$—	$—	$59,223
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 60.1%
Aerospace/Defense — 1.3%
Airbus SE	8,168	$ 1,872,486
Boeing Co.†	2,854	667,037
CSG NV†	7,235	262,040
Firefly Aerospace, Inc.†	1,592	40,118
General Electric Co.	17,512	5,372,506
Howmet Aerospace, Inc.	1,595	331,888
L3Harris Technologies, Inc.	709	243,081
Melrose Industries PLC	125,763	1,077,270
Northrop Grumman Corp.	2,014	1,394,212
Rheinmetall AG	856	1,807,615
Rolls-Royce Holdings PLC	139,620	2,313,604
RTX Corp.	1,762	354,039
Safran SA	5,937	2,118,264
TransDigm Group, Inc.	454	648,103
		18,502,263
Agriculture — 0.2%
Altria Group, Inc.	3,622	224,528
Farmer's Business Network, Inc.†(1)(2)	413	0
Philip Morris International, Inc.	11,379	2,041,848
		2,266,376
Airlines — 0.1%
Ryanair Holdings PLC ADR	20,144	1,422,166
United Airlines Holdings, Inc.†	1,399	143,146
		1,565,312
Apparel — 0.3%
Asics Corp.	74,700	1,793,167
Kering SA	4,151	1,299,720
Samsonite Group SA*	207,000	524,118
		3,617,005
Auto Manufacturers — 1.0%
Cummins, Inc.	319	184,644
General Motors Co.	3,105	260,820
PACCAR, Inc.	2,256	277,285
Subaru Corp.	42,400	911,507
Suzuki Motor Corp.	81,700	1,112,051
Tesla, Inc.†	19,645	8,455,404
Toyota Motor Corp.	139,400	3,156,226
		14,357,937
Auto Parts & Equipment — 0.1%
Autoliv, Inc. SDR	9,939	1,184,981
Dowlais Group PLC	307,987	392,355
		1,577,336
Banks — 5.0%
ABN AMRO Bank NV CVA*	23,018	847,453
ANZ Group Holdings, Ltd.	76,753	1,961,504
Banco Bilbao Vizcaya Argentaria SA	91,733	2,332,380
Banco Santander SA	250,407	3,199,718
Bank of America Corp.	78,101	4,154,973
Bank of New York Mellon Corp.	3,260	390,939
Barclays PLC	287,758	1,914,431
BAWAG Group AG*	4,108	669,058
Citigroup, Inc.	24,184	2,798,331
DBS Group Holdings, Ltd.	49,710	2,313,365
DNB Bank ASA	78,463	2,254,370
East West Bancorp, Inc.	1,542	176,466
Erste Group Bank AG	12,658	1,642,955
Fifth Third Bancorp	39,555	1,986,452
Security Description	Shares or Principal Amount	Value

Banks (continued)
Goldman Sachs Group, Inc.	2,657	$ 2,485,384
HDFC Bank, Ltd.	127,469	1,287,335
Huntington Bancshares, Inc.	26,697	466,664
ING Groep NV	74,291	2,185,669
Intesa Sanpaolo SpA	236,955	1,675,697
JPMorgan Chase & Co.	27,519	8,417,787
KeyCorp	20,181	434,295
Lloyds Banking Group PLC	1,711,138	2,550,995
Macquarie Group, Ltd.	9,753	1,441,021
Mitsubishi UFJ Financial Group, Inc.	199,600	3,617,073
Morgan Stanley	17,579	3,213,441
National Bank of Canada	8,228	980,423
Popular, Inc.	494	65,964
Skandinaviska Enskilda Banken AB, Class A	85,705	1,841,106
Societe Generale SA	30,910	2,703,970
Standard Chartered PLC	104,624	2,665,682
Sumitomo Mitsui Trust Group, Inc.	46,900	1,551,009
Truist Financial Corp.	906	46,586
UBS Group AG	40,472	1,905,150
UniCredit SpA	28,670	2,496,123
US Bancorp	10,457	586,742
Wells Fargo & Co.	2,971	268,846
Western Alliance Bancorp	963	85,851
		69,615,208
Beverages — 0.2%
Coca-Cola Co.	12,780	956,072
Diageo PLC	53,854	1,234,695
Keurig Dr Pepper, Inc.	6,753	185,302
Monster Beverage Corp.†	2,468	199,316
PepsiCo, Inc.	2,599	399,284
		2,974,669
Biotechnology — 0.5%
Amgen, Inc.	992	339,145
Argenx SE ADR†	1,850	1,554,925
Corteva, Inc.	3,244	236,163
Gilead Sciences, Inc.	28,363	4,026,128
Regeneron Pharmaceuticals, Inc.	375	278,044
Vertex Pharmaceuticals, Inc.†	879	413,042
		6,847,447
Building Materials — 0.5%
Carrier Global Corp.	2,760	164,441
CRH PLC	1,889	231,232
Heidelberg Materials AG	557	152,713
Holcim AG	13,540	1,393,146
James Hardie Industries PLC CDI†	3,323	76,662
Johnson Controls International PLC	1,875	223,613
Kingspan Group PLC	7,058	614,915
Knife River Corp.†	1,206	81,007
Louisiana-Pacific Corp.	1,537	128,708
Martin Marietta Materials, Inc.	344	224,271
Mitsubishi Electric Corp.	101,100	3,155,292
Owens Corning	2,467	295,645
Trane Technologies PLC	560	235,525
West Fraser Timber Co., Ltd. (NASDAQ)	1,538	105,138
West Fraser Timber Co., Ltd. (TSX)	1,491	101,824
		7,184,132
Chemicals — 0.8%
Air Liquide SA	12,102	2,265,665
CF Industries Holdings, Inc.	735	68,524
Dow, Inc.	1,468	40,443

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Ecolab, Inc.	812	$ 228,976
Linde PLC	9,526	4,353,096
Mosaic Co.	2,020	55,550
PPG Industries, Inc.	7,391	854,621
Qnity Electronics, Inc.	1,065	102,432
RPM International, Inc.	1,113	119,047
Sherwin-Williams Co.	3,216	1,140,522
Shin-Etsu Chemical Co., Ltd.	46,400	1,537,772
		10,766,648
Coal — 0.0%
Warrior Met Coal, Inc.	1,862	166,277
Commercial Services — 0.6%
Adyen NV*†	612	909,259
API Group Corp.†	3,991	165,906
Automatic Data Processing, Inc.	151	37,270
Block, Inc.†	6,297	380,528
Booz Allen Hamilton Holding Corp.	582	51,460
Cintas Corp.	3,263	624,505
Colliers International Group, Inc.	1,035	141,484
Corpay, Inc.†	1,295	407,446
Element Fleet Management Corp.	61,785	1,565,441
Equifax, Inc.	3,770	759,278
Global Payments, Inc.	336	24,105
Gusto, Inc.†(1)(2)	2,300	55,890
Klarna Group PLC†	9,623	222,003
Moody's Corp.	1,673	862,532
Recruit Holdings Co., Ltd.	27,400	1,434,091
S&P Global, Inc.	900	475,011
Verisk Analytics, Inc.	745	162,008
		8,278,217
Computer Graphics — 0.0%
Canva, Inc., Class B†(1)(2)	120	209,768
Computers — 2.4%
Accenture PLC, Class A	1,698	447,661
Apple, Inc.	98,160	25,470,557
Crowdstrike Holdings, Inc., Class A†	2,235	986,540
Fortinet, Inc.†	2,895	235,248
Indra Sistemas SA	15,201	983,810
International Business Machines Corp.	4,286	1,314,516
NEC Corp.	51,600	1,737,115
Nomura Research Institute, Ltd.	7,100	215,670
Sandisk Corp.†	1,206	694,957
Seagate Technology Holdings PLC	1,552	632,735
Western Digital Corp.	2,829	707,901
		33,426,710
Cosmetics/Personal Care — 1.1%
Colgate-Palmolive Co.	27,607	2,492,636
e.l.f. Beauty, Inc.†	894	75,981
Estee Lauder Cos., Inc., Class A	1,849	213,153
Kenvue, Inc.	5,141	89,454
L'Oreal SA	3,921	1,798,682
Procter & Gamble Co.	31,351	4,758,141
Puig Brands SA, Class B	32,027	638,161
Unilever PLC	78,171	5,284,621
Unilever PLC ADR	3,042	207,951
		15,558,780
Distribution/Wholesale — 0.4%
Bunzl PLC	32,052	898,219
Security Description	Shares or Principal Amount	Value

Distribution/Wholesale (continued)
Pool Corp.	168	$ 42,687
SiteOne Landscape Supply, Inc.†	644	92,440
Sumitomo Corp.	68,400	2,761,900
WW Grainger, Inc.	1,368	1,477,358
		5,272,604
Diversified Financial Services — 2.2%
AerCap Holdings NV	10,617	1,525,238
American Express Co.	8,627	3,038,171
Ares Management Corp., Class A	1,466	219,416
Blackrock, Inc.	404	452,052
Capital One Financial Corp.	1,188	260,089
Cboe Global Markets, Inc.	197	52,217
Charles Schwab Corp.	43,676	4,538,810
CME Group, Inc.	4,800	1,387,488
Intercontinental Exchange, Inc.	16,989	2,952,348
Invesco, Ltd.	2,311	63,067
Julius Baer Group, Ltd.	9,242	772,548
Mastercard, Inc., Class A	9,652	5,200,401
ORIX Corp.	33,400	1,013,050
TPG, Inc.	1,887	111,163
Tradeweb Markets, Inc., Class A	2,910	299,934
Visa, Inc., Class A	25,050	8,061,841
Voya Financial, Inc.	2,722	208,669
		30,156,502
Electric — 1.1%
Alliant Energy Corp.	6,204	408,906
Ameren Corp.	18,047	1,863,894
CMS Energy Corp.	1,898	135,688
Consolidated Edison, Inc.	2,649	282,463
Constellation Energy Corp.	3,357	942,243
DTE Energy Co.	1,099	147,684
Engie SA	78,257	2,328,324
National Grid PLC	165,524	2,796,079
NextEra Energy, Inc.	9,642	847,532
NRG Energy, Inc.	399	60,899
Orsted A/S*†	38,546	866,319
PG&E Corp.	19,884	306,611
Sempra	4,019	349,693
Southern Co.	36,108	3,224,805
Vistra Corp.	1,301	206,013
Xcel Energy, Inc.	14,450	1,099,067
		15,866,220
Electrical Components & Equipment — 0.8%
ABB, Ltd.	35,274	3,041,672
AMETEK, Inc.	16,685	3,737,106
Emerson Electric Co.	1,039	152,691
Fujikura, Ltd.	700	88,518
Legrand SA	8,913	1,426,278
Prysmian SpA	25,768	3,068,154
		11,514,419
Electronics — 0.8%
Amphenol Corp., Class A	4,100	590,728
Bel Fuse, Inc., Class B	261	52,511
Fortive Corp.	5,590	295,208
Honeywell International, Inc.	1,419	322,851
Hoya Corp.	7,000	1,170,134
Hubbell, Inc.	698	340,582
Keysight Technologies, Inc.†	24,748	5,353,735
Mettler-Toledo International, Inc.†	23	31,585

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics (continued)
nVent Electric PLC	832	$ 93,400
TE Connectivity PLC	11,275	2,511,844
		10,762,578
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	457	103,063
Shoals Technologies Group, Inc., Class A†	11,480	108,371
		211,434
Engineering & Construction — 0.2%
Shimizu Corp.	55,200	976,772
SPIE SA	1,210	66,263
Vinci SA	10,310	1,480,569
		2,523,604
Entertainment — 0.0%
TKO Group Holdings, Inc.	1,480	299,818
Environmental Control — 0.3%
Pentair PLC	8,678	914,401
Republic Services, Inc.	9,903	2,130,036
Veralto Corp.	1,339	132,534
Waste Connections, Inc. (NYSE)	921	154,360
Waste Management, Inc.	878	195,127
		3,526,458
Exchange-Traded Funds — 0.0%
Sprott Physical Uranium Trust†	4,100	92,680
Food — 0.8%
Ajinomoto Co., Inc.	45,600	1,037,167
Lamb Weston Holdings, Inc.	1,951	89,609
Magnum Ice Cream Co. NV (NYSE)†	684	12,141
Magnum Ice Cream Co. NV (XAMS)†	28,770	510,792
Mondelez International, Inc., Class A	61,929	3,620,989
Nestle SA	43,060	4,090,157
Seven & i Holdings Co., Ltd.	89,200	1,274,368
Tyson Foods, Inc., Class A	993	64,873
		10,700,096
Food Service — 0.2%
Compass Group PLC	85,655	2,563,296
Forest Products & Paper — 0.2%
International Paper Co.	63,925	2,577,456
UPM-Kymmene Oyj	2,905	80,473
		2,657,929
Gas — 0.0%
Atmos Energy Corp.	3,346	556,574
Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.	1,088	85,582
Healthcare-Products — 1.4%
Abbott Laboratories	21,600	2,360,880
Alcon, Inc.	5,786	468,550
Boston Scientific Corp.†	4,972	465,031
Danaher Corp.	7,816	1,710,844
Edwards Lifesciences Corp.†	1,607	130,745
EssilorLuxottica SA	4,789	1,464,005
Guardant Health, Inc.†	306	34,896
IDEXX Laboratories, Inc.†	117	78,444
Intuitive Surgical, Inc.†	5,973	3,011,706
Koninklijke Philips NV	65,991	1,887,507
Medline, Inc., Class A†	4,809	212,558
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Medtronic PLC	2,194	$ 225,894
Natera, Inc.†	112	25,888
ResMed, Inc.	710	183,400
Revvity, Inc.	17,455	1,899,104
Siemens Healthineers AG*	33,902	1,694,632
Sonova Holding AG	1,939	530,494
Stryker Corp.	3,641	1,345,568
Thermo Fisher Scientific, Inc.	3,098	1,792,534
West Pharmaceutical Services, Inc.	456	105,391
		19,628,071
Healthcare-Services — 0.7%
Centene Corp.†	1,994	86,380
Charles River Laboratories International, Inc.†	303	63,775
Cigna Group	2,604	713,783
Elevance Health, Inc.	4,573	1,581,069
IQVIA Holdings, Inc.†	377	86,767
Quest Diagnostics, Inc.	5,815	1,087,580
Tenet Healthcare Corp.†	12,669	2,397,988
UnitedHealth Group, Inc.	14,980	4,298,211
		10,315,553
Holding Companies-Diversified — 0.0%
Talon Capital Corp.†	3,388	34,761
Home Builders — 0.2%
Open House Group Co., Ltd.	2,800	164,533
Persimmon PLC	47,890	921,356
PulteGroup, Inc.	1,955	244,551
Toll Brothers, Inc.	5,361	774,611
		2,105,051
Home Furnishings — 0.3%
Panasonic Holdings Corp.	77,400	1,058,774
Sony Group Corp.	137,500	3,068,784
		4,127,558
Insurance — 2.3%
Admiral Group PLC	26,148	983,940
AIA Group, Ltd.	161,400	1,866,654
Allstate Corp.	14,142	2,814,117
American International Group, Inc.	3,768	282,148
Arthur J. Gallagher & Co.	253	63,091
Aviva PLC	159,416	1,386,915
AXA SA	43,418	1,977,819
Axis Capital Holdings, Ltd.	884	91,211
Berkshire Hathaway, Inc., Class B†	14,348	6,894,645
Chubb, Ltd.	11,223	3,474,192
Definity Financial Corp.	31,370	1,535,267
Equitable Holdings, Inc.	5,259	244,018
Generali	19,706	803,299
Great-West Lifeco, Inc.	14,241	666,633
Hartford Insurance Group, Inc.	1,224	165,313
Mandatum Oyj	110,495	901,109
Marsh & McLennan Cos., Inc.	5,842	1,099,406
MetLife, Inc.	15,391	1,214,042
Muenchener Rueckversicherungs-Gesellschaft AG	1,660	1,008,239
Progressive Corp.	2,142	445,536
RenaissanceRe Holdings, Ltd.	207	58,312
Sampo Oyj, Class A	169,397	1,887,470
Tokio Marine Holdings, Inc.	44,000	1,628,250
Travelers Cos., Inc.	3,163	899,905
		32,391,531

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet — 6.1%
Airbnb, Inc., Class A†	498	$ 64,426
Alibaba Group Holding, Ltd.	35,092	760,047
Alphabet, Inc., Class A	34,380	11,620,440
Alphabet, Inc., Class C	61,077	20,676,397
Amazon.com, Inc.†	87,230	20,874,139
AppLovin Corp., Class A†	1,037	490,615
Booking Holdings, Inc.	723	3,616,330
CDW Corp.	561	70,905
DoorDash, Inc., Class A†	4,623	945,958
Meta Platforms, Inc., Class A	22,088	15,826,052
Netflix, Inc.†	50,677	4,231,023
Palo Alto Networks, Inc.†	2,477	438,355
Pinterest, Inc., Class A†	29,902	661,731
Robinhood Markets, Inc., Class A†	1,447	143,947
Sea, Ltd. ADR†	15,313	1,783,811
Shopify, Inc., Class A†	10,716	1,406,261
Spotify Technology SA†	156	78,055
Tencent Holdings, Ltd.	9,600	744,691
Uber Technologies, Inc.†	1,312	105,026
		84,538,209
Investment Companies — 0.2%
SK Square Co., Ltd.†	5,422	2,147,103
Yellow Cake PLC*†	10,419	97,374
		2,244,477
Iron/Steel — 0.2%
ArcelorMittal SA	3,247	176,969
BlueScope Steel, Ltd.	4,489	94,528
Carpenter Technology Corp.	435	138,256
Champion Iron, Ltd. (ASX)	26,062	106,712
China Steel Corp.	58,000	38,243
JFE Holdings, Inc.	2,200	29,654
Jindal Stainless, Ltd.	2,828	25,394
Jindal Steel, Ltd.	3,122	38,188
JSW Steel, Ltd.	4,437	58,567
Nippon Steel Corp.	41,400	172,785
Nucor Corp.	1,932	343,355
POSCO Holdings, Inc.	472	113,950
Reliance, Inc.	1,255	413,522
Steel Dynamics, Inc.	2,970	533,323
Tata Steel, Ltd.	64,544	135,126
thyssenkrupp AG	4,806	64,317
Vale SA	4,678	74,951
Wanguo Gold Group, Ltd.	47,000	74,903
		2,632,743
Leisure Time — 0.1%
Amadeus IT Group SA	18,714	1,255,980
Royal Caribbean Cruises, Ltd.	898	291,536
		1,547,516
Lodging — 0.1%
Hilton Worldwide Holdings, Inc.	1,428	426,272
InterContinental Hotels Group PLC	524	70,635
Las Vegas Sands Corp.	1,650	87,005
Marriott International, Inc., Class A	423	133,372
		717,284
Machinery-Construction & Mining — 0.8%
Caterpillar, Inc.	5,514	3,624,683
GE Vernova, Inc.	2,229	1,619,079
Hitachi, Ltd.	82,100	2,844,004
Security Description	Shares or Principal Amount	Value

Machinery-Construction & Mining (continued)
Mitsubishi Heavy Industries, Ltd.	3,900	$ 113,880
Sandvik AB	62,858	2,481,859
Sany Heavy Industry Co., Ltd.†	22,400	68,128
Vertiv Holdings Co., Class A	1,505	280,201
		11,031,834
Machinery-Diversified — 0.9%
Deere & Co.	10,311	5,444,208
Dover Corp.	1,208	243,400
Esab Corp.	1,278	154,766
Ingersoll Rand, Inc.	9,285	799,346
Interpump Group SpA	1,969	114,084
KION Group AG	17,924	1,268,398
Middleby Corp.†	1,279	188,230
Otis Worldwide Corp.	7,716	659,101
Westinghouse Air Brake Technologies Corp.	14,590	3,357,743
Xylem, Inc.	581	80,102
		12,309,378
Media — 0.2%
Liberty Media Corp.-Liberty Formula One, Class C†	505	43,945
Walt Disney Co.	19,266	2,173,205
		2,217,150
Metal Fabricate/Hardware — 0.0%
Tenaris SA ADR	2,229	98,745
Mining — 1.8%
Agnico Eagle Mines, Ltd. (NYSE)	1,245	237,173
Agnico Eagle Mines, Ltd. (TSX)	4,627	879,560
Alamos Gold, Inc.	2,057	75,903
Alamos Gold, Inc., Class A	9,610	356,127
Alcoa Corp.	803	45,618
Alrosa PJSC†(1)(2)	121,860	0
Aluminum Corp. of China, Ltd.	56,000	99,282
Americas Gold & Silver Corp.†(2)	15,266	107,610
Americas Gold & Silver Corp. (TSX)†	19,927	147,662
Anglo American PLC	9,694	452,064
Anglogold Ashanti PLC	3,436	319,101
Anglogold Ashanti PLC (JSE)	621	59,227
Anglogold Ashanti PLC (NYSE)	2,517	233,754
Antofagasta PLC	48,812	2,436,569
Aris Mining Corp.†	7,253	125,495
Artemis Gold, Inc.†	10,196	295,625
Asante Gold Corp.†	24,395	33,682
Ausgold, Ltd.†	84,401	67,001
Barrick Mining Corp.	7,685	351,896
Barrick Mining Corp.	20,773	949,518
Benz Mining Corp.†	26,727	46,528
BHP Group, Ltd. (ASX)	54,482	1,918,553
BHP Group, Ltd. (LSE)	27,013	937,018
Cameco Corp.	3,059	377,450
Capricorn Metals, Ltd.†	20,329	209,369
Capstone Copper Corp.†	12,138	134,515
Centrus Energy Corp., Class A†	296	82,371
China Hongqiao Group, Ltd.	32,000	147,955
CMOC Group, Ltd.	45,000	128,570
Coeur Mining, Inc.†	3,247	66,369
Discovery Silver Corp.†	26,327	185,226
DPM Metals, Inc.	1,554	54,221
Emerald Resources NL†	50,517	262,073
Endeavour Silver Corp.†	1,026	11,197
Energy Fuels, Inc.†	9,492	213,000
Equinox Gold Corp.†	4,182	59,828

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mining (continued)
ERO Copper Corp.†	2,802	$ 94,000
Evolution Mining, Ltd.	5,892	60,354
First Mining Gold Corp.†	119,897	59,876
First Quantum Minerals, Ltd.†	12,397	350,428
Franco-Nevada Corp. (NYSE)	1,156	270,920
Franco-Nevada Corp. (TSX)	3,784	885,773
Freeport-McMoRan, Inc.	19,728	1,188,217
G Mining Ventures Corp.†	5,656	179,319
Genesis Minerals, Ltd.†	7,660	40,485
Glencore PLC	86,750	592,632
Gold Fields, Ltd.	10,821	569,200
Gold Royalty Corp.†	2,118	9,065
Grupo Mexico SAB de CV, Class B	86,611	955,665
Harmony Gold Mining Co., Ltd.	4,905	110,442
Hindalco Industries, Ltd.	7,033	73,612
Iluka Resources, Ltd.	20,978	78,299
Impala Platinum Holdings, Ltd.	18,354	359,041
Industrias Penoles SAB de CV†	3,641	211,051
Ivanhoe Electric, Inc.†	8,899	152,084
Ivanhoe Mines, Ltd.†	10,630	134,431
Kinross Gold Corp. (TSX)	16,861	530,973
Lundin Gold, Inc.	1,477	110,728
LunR Royalties Corp.†	1,708	22,579
Lynas Rare Earths, Ltd.†	8,295	86,066
Meridian Mining PLC†	29,218	33,903
Montage Gold Corp.†	2,468	22,185
MP Materials Corp.†	1,309	76,930
NAC Kazatomprom JSC GDR	1,383	113,683
New Found Gold Corp.†	20,801	56,981
Newmont Corp.(NYSE)	3,064	344,240
NGEx Minerals, Ltd.†	8,588	177,607
Norsk Hydro ASA	12,452	111,610
Northam Platinum Holdings, Ltd.	6,889	169,221
Northern Star Resources, Ltd.	10,505	211,701
Omai Gold Mines Corp.†	70,219	87,152
OR Royalties, Inc.	7,017	276,681
Polyus PJSC†(1)(2)	4,280	0
Predictive Discovery, Ltd.†	209,234	123,845
Ramelius Resources, Ltd.	15,634	51,385
Rio Tinto PLC	3,821	352,294
Robex Resources, Inc.†	3,661	16,698
Robex Resources, Inc.†	11,135	48,002
Royal Gold, Inc.	98	25,804
Sibanye Stillwater, Ltd.†	42,806	195,510
Skeena Resources, Ltd.†	9,699	276,728
Snowline Gold Corp.	19,040	238,271
Southern Copper Corp.	2,437	463,810
Southern Palladium, Ltd.†	6,132	8,540
Sovereign Metals, Ltd.†	21,173	10,321
Teck Resources, Ltd., Class B	4,756	255,683
Torex Gold Resources, Inc.	643	30,949
Turaco Gold, Ltd.†	171,565	86,018
Uranium Energy Corp.†	29,404	506,925
USA Rare Earth, Inc.†(2)	4,578	97,507
Valterra Platinum, Ltd.	4,902	461,258
Wheaton Precious Metals Corp.	3,722	490,353
Yunnan Aluminium Co., Ltd., Class A	9,600	46,477
Zijin Gold International Co., Ltd.†	6,677	186,837
Zijin Mining Group Co., Ltd.	102,000	547,074
		25,434,533
Security Description	Shares or Principal Amount	Value

Miscellaneous Manufacturing — 0.8%
3M Co.	543	$ 83,166
Parker-Hannifin Corp.	4,119	3,854,725
Siemens AG	23,663	7,188,940
Teledyne Technologies, Inc.†	666	413,120
		11,539,951
Oil & Gas — 2.3%
Advantage Energy, Ltd.†	6,906	55,840
ARC Resources, Ltd.	8,071	149,785
BP PLC	23,270	147,681
Canadian Natural Resources, Ltd.	9,601	356,992
Chevron Corp.	26,629	4,710,670
ConocoPhillips	45,174	4,708,486
DCC PLC	9,324	591,484
Diamondback Energy, Inc.	2,217	363,477
EOG Resources, Inc.	2,196	246,237
EQT Corp.	5,811	335,469
Equinor ASA	73,094	1,950,590
Expand Energy Corp.	2,615	293,952
Exxon Mobil Corp.	26,523	3,750,352
Headwater Exploration, Inc.	13,113	105,932
Kelt Exploration, Ltd.†	14,711	84,270
Marathon Petroleum Corp.	1,172	206,495
Ovintiv, Inc.	3,258	141,625
Permian Resources Corp.	8,175	131,863
Phillips 66	751	107,814
Precision Drilling Corp.†	1,202	95,867
Range Resources Corp.	57,000	2,157,450
Shell PLC	16,898	646,039
Shell PLC ADR	41,934	3,230,176
Suncor Energy, Inc. (TSX)	6,132	324,107
Tamarack Valley Energy, Ltd.	13,281	89,831
TotalEnergies SE	57,053	4,135,437
Tourmaline Oil Corp.	3,410	161,378
Valero Energy Corp.	12,139	2,202,379
Var Energi ASA	12,830	46,455
Viper Energy, Inc., Class A	2,720	115,165
Vista Energy SAB de CV†	1,851	111,967
Weatherford International PLC	2,321	218,360
		31,973,625
Oil & Gas Services — 0.4%
Baker Hughes Co.	9,977	559,111
Expro Group Holdings NV†	8,939	143,113
Kodiak Gas Services, Inc.	1,955	82,130
NOV, Inc.	7,895	144,873
SLB, Ltd.	57,463	2,780,060
TechnipFMC PLC	34,990	1,949,643
		5,658,930
Packaging & Containers — 0.2%
Ball Corp.	25,388	1,443,816
Packaging Corp. of America	4,019	894,428
Stora Enso Oyj, Class R	99,878	1,152,885
		3,491,129
Pharmaceuticals — 2.9%
AbbVie, Inc.	4,424	986,596
AstraZeneca PLC ADR	67,457	6,257,986
Becton Dickinson & Co.	411	83,630
Bristol-Myers Squibb Co.	2,652	145,993
Cardinal Health, Inc.	869	186,731
Cencora, Inc.	8,714	3,130,243
Chugai Pharmaceutical Co., Ltd.	37,400	2,126,889

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Chugai Pharmaceutical Co., Ltd. ADR	6,496	$ 185,461
CVS Health Corp.	4,888	364,254
Eli Lilly & Co.	7,687	7,972,572
Johnson & Johnson	16,926	3,846,433
McKesson Corp.	249	206,971
Merck & Co., Inc.	16,963	1,870,510
Novartis AG	24,326	3,606,812
Novo Nordisk A/S, Class B	42,162	2,473,032
Pfizer, Inc.	9,788	258,795
Roche Holding AG	9,664	4,384,147
Sanofi SA	16,828	1,579,807
Viatris, Inc.	18,829	246,472
Zoetis, Inc.	724	90,370
		40,003,704
Pipelines — 0.2%
Enbridge, Inc.	7,546	368,547
Kinder Morgan, Inc.	3,372	102,812
ONEOK, Inc.	2,579	204,231
South Bow Corp.	4,066	115,502
Targa Resources Corp.	2,561	514,710
Williams Cos., Inc.	13,460	905,319
		2,211,121
Private Equity — 0.3%
3i Group PLC	24,490	1,122,950
Blackstone, Inc.	1,183	168,483
Bridgepoint Group PLC*	189,530	705,933
Brookfield Corp.	31,347	1,428,934
CVC Capital Partners PLC*	44,297	783,936
KKR & Co., Inc.	2,813	321,413
		4,531,649
Real Estate — 0.3%
CBRE Group, Inc., Class A†	1,599	272,358
City Developments, Ltd.	9,100	66,385
CoStar Group, Inc.†	434	26,691
Cushman & Wakefield, Ltd.†	5,532	90,946
Kerry Properties, Ltd.	30,000	91,089
Kojamo Oyj†	14,660	165,605
LEG Immobilien SE	1,580	113,869
Mitsubishi Estate Co., Ltd.	68,100	1,733,743
Mitsui Fudosan Co., Ltd.	133,600	1,525,833
Sun Hung Kai Properties, Ltd.	10,500	168,949
Swire Properties, Ltd.	47,600	144,529
Tokyo Tatemono Co., Ltd.	4,100	96,142
		4,496,139
REITS — 2.0%
Acadia Realty Trust	16,437	328,904
Aedifica SA	2,044	179,655
Alexandria Real Estate Equities, Inc.	1,649	90,101
American Homes 4 Rent, Class A	9,061	283,790
American Tower Corp.	5,695	1,021,000
Annaly Capital Management, Inc.	27,190	625,642
Apple Hospitality REIT, Inc.	8,077	94,016
AvalonBay Communities, Inc.	3,463	615,271
Big Yellow Group PLC	7,362	103,760
BXP, Inc.	862	55,746
Camden Property Trust	1,080	117,774
Canadian Apartment Properties REIT	3,110	88,071
CapitaLand Integrated Commercial Trust	52,829	99,254
Crown Castle, Inc.	3,188	276,750
Security Description	Shares or Principal Amount	Value

REITS (continued)
CubeSmart	12,309	$ 461,957
Digital Core REIT Management Pte, Ltd.	69,300	37,422
Digital Realty Trust, Inc.	2,729	452,878
Douglas Emmett, Inc.	11,284	119,159
EastGroup Properties, Inc.	2,761	501,508
Equinix, Inc.	2,288	1,878,288
Equity LifeStyle Properties, Inc.	23,970	1,514,185
Equity Residential	7,133	444,529
Essex Property Trust, Inc.	6,429	1,619,272
Federal Realty Investment Trust	1,161	117,447
Goodman Group	16,086	344,222
Healthcare Realty Trust, Inc.	8,325	139,777
Invincible Investment Corp.	154	65,079
Japan Prime Realty Investment Corp.	118	79,983
Japan Real Estate Investment Corp.	92	74,190
Keppel DC REIT	52,700	94,455
Kilroy Realty Corp.	2,093	72,167
Kimco Realty Corp.	5,641	118,912
Lineage, Inc.	1,322	47,209
Mirvac Group	54,573	76,004
Nexus Select Trust	38,480	64,274
Nippon Prologis REIT, Inc.	111	64,767
NTT DC REIT†	117,800	120,156
Pebblebrook Hotel Trust	10,057	114,851
Prologis, Inc.	13,024	1,700,413
Public Storage	5,136	1,418,512
Rayonier, Inc.	5,192	118,066
Regency Centers Corp.	8,073	588,279
Rexford Industrial Realty, Inc.	20,056	812,870
SBA Communications Corp.	223	41,056
Scentre Group	605,335	1,719,823
Segro PLC	90,544	939,874
Simon Property Group, Inc.	5,205	995,769
SL Green Realty Corp.	230	10,299
Smartstop Self Storage REIT, Inc.	8,967	281,922
Sun Communities, Inc.	4,060	517,366
Terreno Realty Corp.	6,639	408,564
Ventas, Inc.	10,570	820,972
VICI Properties, Inc.	36,702	1,030,592
Vornado Realty Trust	5,328	169,857
Warehouses De Pauw CVA	7,180	203,408
Welltower, Inc.	21,573	4,063,490
Weyerhaeuser Co.	1,747	45,038
		28,488,595
Retail — 2.5%
AutoZone, Inc.†	750	2,778,217
Carvana Co.†	18,290	7,336,302
Chipotle Mexican Grill, Inc.†	30,301	1,177,800
Costco Wholesale Corp.	1,201	1,129,240
Darden Restaurants, Inc.	343	68,377
Dollar Tree, Inc.†	12,632	1,485,397
Domino's Pizza, Inc.	141	57,857
Home Depot, Inc.	8,799	3,296,017
Isetan Mitsukoshi Holdings, Ltd.	89,500	1,431,618
Kingfisher PLC	282,670	1,305,422
Lowe's Cos., Inc.	6,104	1,630,134
McDonald's Corp.	10,874	3,425,310
Moncler SpA	19,665	1,142,418
Next PLC	8,971	1,628,341
O'Reilly Automotive, Inc.†	3,310	325,737
Ross Stores, Inc.	5,527	1,042,669
Starbucks Corp.	1,821	167,441

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Target Corp.	346	$ 36,493
TJX Cos., Inc.	8,939	1,339,152
Tractor Supply Co.	21,676	1,102,875
Tsuruha Holdings, Inc.	35,700	568,856
Ulta Beauty, Inc.†	214	138,535
Walmart, Inc.	12,459	1,484,365
Wingstop, Inc.	364	96,617
		34,195,190
Semiconductors — 7.0%
Advanced Micro Devices, Inc.†	10,534	2,493,714
Analog Devices, Inc.	5,855	1,820,202
Applied Materials, Inc.	3,208	1,034,003
ASML Holding NV (NASDAQ)	1,413	2,010,699
ASML Holding NV (XAMS)	5,151	7,422,132
BE Semiconductor Industries NV	5,483	1,069,130
Broadcom, Inc.	43,576	14,436,729
Infineon Technologies AG	21,282	1,049,679
Intel Corp.†	47,126	2,189,945
KLA Corp.	1,749	2,497,467
Lam Research Corp.	11,103	2,592,106
Micron Technology, Inc.	3,957	1,641,680
Monolithic Power Systems, Inc.	1,537	1,727,819
NVIDIA Corp.	205,472	39,271,863
Renesas Electronics Corp.†	83,700	1,393,197
Samsung Electronics Co., Ltd.	21,288	2,373,714
Taiwan Semiconductor Manufacturing Co., Ltd.	90,000	5,076,263
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,530	1,166,877
Teradyne, Inc.	1,113	268,289
Texas Instruments, Inc.	19,311	4,162,486
Tokyo Electron, Ltd.	7,500	2,001,971
		97,699,965
Software — 2.9%
Adobe, Inc.†	778	228,149
Autodesk, Inc.†	338	85,470
Datadog, Inc., Class A†	2,010	259,933
Dayforce, Inc.†	305	21,127
Descartes Systems Group, Inc.†	2,236	167,163
Fair Isaac Corp.†	40	58,527
Fiserv, Inc.†	841	53,597
HubSpot, Inc.†	132	36,960
Intuit, Inc.	838	418,095
Microsoft Corp.	65,760	28,295,870
MSCI, Inc.	293	178,501
Oracle Corp.	14,601	2,403,033
Palantir Technologies, Inc., Class A†	4,465	654,524
PTC, Inc.†	219	34,193
Roper Technologies, Inc.	1,494	554,618
Salesforce, Inc.	5,302	1,125,562
SAP SE	14,202	2,871,264
ServiceNow, Inc.†	20,507	2,399,524
Synopsys, Inc.†	2,150	999,997
Workday, Inc., Class A†	409	71,833
		40,917,940
Telecommunications — 1.3%
Arista Networks, Inc.†	17,616	2,496,892
BT Group PLC	667,500	1,747,741
Cisco Systems, Inc.	38,871	3,044,377
Corning, Inc.	2,347	242,328
InterDigital, Inc.	1,603	523,283
KDDI Corp.	112,000	1,886,327
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
KT Corp.	35,824	$ 1,416,136
Telefonaktiebolaget LM Ericsson, Class B	111,803	1,213,233
Telstra Group, Ltd.	304,057	1,033,243
T-Mobile US, Inc.	24,678	4,866,748
		18,470,308
Toys/Games/Hobbies — 0.1%
Nintendo Co., Ltd.	19,800	1,286,437
Transportation — 0.5%
Canadian National Railway Co.	1,820	175,121
CSX Corp.	56,417	2,130,306
Kyushu Railway Co.	4,000	101,990
Norfolk Southern Corp.	5,014	1,460,277
Old Dominion Freight Line, Inc.	15,061	2,608,565
Saia, Inc.†	871	291,672
Union Pacific Corp.	298	70,060
		6,837,991
Total Common Stocks (cost $587,743,968)		836,880,947
PREFERRED STOCKS — 0.0%
Diversified Financial Services — 0.0%
Osaic Financial Services, Inc. 6.50%† (cost $397,838)	22,999	574,055
CONVERTIBLE PREFERRED STOCKS — 0.1%
Agriculture — 0.0%
Farmer's Business Network, Inc. Series D†(1)(2)	150	0
Commercial Services — 0.0%
Gusto, Inc. Series E†(1)(2)	3,216	78,149
Computer Graphics — 0.0%
Canva, Inc. Series A †(1)(2)	8	13,984
Mining — 0.0%
Lilac Solutions, Inc. Series B†(1)(2)	4,155	41,218
Software — 0.1%
Databricks, Inc. Series G †(1)(2)	1,206	229,140
Databricks, Inc. Series H†(1)(2)	2,613	496,470
KoBold Metals Co. Series B-1†(1)(2)	3,900	439,185
		1,164,795
Total Convertible Preferred Stocks (cost $538,923)		1,298,146
CORPORATE BONDS & NOTES — 10.6%
Advertising — 0.0%
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 04/15/2026	$ 40,000	39,959
Aerospace/Defense — 0.1%
AAR Escrow Issuer LLC
6.75%, 03/15/2029*	460,000	476,096
Bombardier, Inc.
7.25%, 07/01/2031*	455,000	483,057
Lockheed Martin Corp.
4.50%, 05/15/2036	200,000	196,498

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Aerospace/Defense (continued)
TransDigm, Inc.
6.00%, 01/15/2033*	$ 327,000	$ 333,178
		1,488,829
Agriculture — 0.0%
BAT Capital Corp.
5.83%, 02/20/2031	245,000	260,043
Airlines — 0.2%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	477,066	453,047
Avianca Midco 2 PLC
9.63%, 02/14/2030*	415,000	425,167
Azul Secured Finance LLP
9.88%, 02/15/2031*	295,000	298,319
JetBlue Airways Corp./JetBlue Loyalty LP
9.88%, 09/20/2031*	530,000	532,315
Latam Airlines Group SA
7.63%, 01/07/2031*	160,000	167,800
7.88%, 04/15/2030*	555,000	582,295
OneSky Flight LLC
8.88%, 12/15/2029*	455,000	486,501
United Airlines Pass-Through Trust
3.10%, 04/07/2030	234,864	224,282
4.15%, 02/25/2033	250,611	246,883
		3,416,609
Auto Manufacturers — 0.4%
American Honda Finance Corp.
4.55%, 07/09/2027	610,000	615,577
Aston Martin Capital Holdings, Ltd.
10.00%, 03/31/2029*	620,000	553,374
Daimler Truck Finance North America LLC
3.65%, 04/07/2027*	650,000	647,532
Ford Motor Credit Co. LLC
5.13%, 11/05/2026	355,000	357,002
7.12%, 11/07/2033	200,000	216,101
General Motors Financial Co., Inc.
5.45%, 01/08/2036	100,000	100,433
5.55%, 07/15/2029	120,000	124,570
Hyundai Capital America
1.65%, 09/17/2026*	1,145,000	1,128,844
Mercedes-Benz Finance North America LLC
4.80%, 03/30/2026*	475,000	475,741
PACCAR Financial Corp.
5.20%, 11/09/2026	880,000	890,119
Toyota Motor Credit Corp.
4.05%, 09/05/2028	490,000	492,659
Volkswagen Group of America Finance LLC
4.55%, 09/11/2028*	285,000	286,960
		5,888,912
Banks — 1.4%
Banco Santander SA
3.49%, 05/28/2030	200,000	192,964
Bank of America Corp.
2.30%, 07/21/2032	665,000	594,258
2.59%, 04/29/2031	405,000	377,743
2.68%, 06/19/2041	960,000	703,481
3.50%, 04/19/2026	150,000	149,881
4.45%, 03/03/2026	350,000	350,244
Bank of Montreal
4.44%, 01/14/2032	310,000	309,343
Security Description	Shares or Principal Amount	Value

Banks (continued)
Bank of New York Mellon Corp.
6.47%, 10/25/2034	$ 590,000	$ 656,616
Barclays PLC
5.67%, 03/12/2028	200,000	203,420
5.69%, 03/12/2030	535,000	557,106
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX
5.25%, 09/10/2029	355,000	363,342
BNP Paribas SA
5.50%, 05/20/2030*	545,000	564,239
BPCE SA
4.88%, 04/01/2026*	400,000	400,393
Citigroup, Inc.
3.89%, 01/10/2028	505,000	504,365
4.60%, 03/09/2026	175,000	175,098
6.17%, 05/25/2034	205,000	217,050
Danske Bank A/S
5.71%, 03/01/2030*	200,000	207,992
Fifth Third Bancorp
4.90%, 09/06/2030	170,000	172,954
6.34%, 07/27/2029	145,000	152,443
Goldman Sachs Group, Inc.
2.91%, 07/21/2042	505,000	369,147
3.80%, 03/15/2030	705,000	694,325
HSBC Holdings PLC
5.72%, 03/04/2035	410,000	431,045
6.33%, 03/09/2044	335,000	365,868
JPMorgan Chase & Co.
3.20%, 06/15/2026	200,000	199,596
3.78%, 02/01/2028	445,000	444,087
3.90%, 01/23/2049	525,000	416,551
4.25%, 10/01/2027	25,000	25,174
Manufacturers & Traders Trust Co.
4.76%, 07/06/2028	250,000	252,337
Morgan Stanley
3.13%, 07/27/2026	550,000	548,007
3.22%, 04/22/2042	970,000	753,494
5.66%, 04/18/2030	855,000	890,334
National Bank of Canada
4.17%, 01/20/2029	340,000	340,737
Northern Trust Corp.
4.15%, 11/19/2030	360,000	360,011
Santander Holdings USA, Inc.
2.49%, 01/06/2028	535,000	526,937
6.34%, 05/31/2035	215,000	229,647
Santander UK Group Holdings PLC
2.47%, 01/11/2028	485,000	477,537
4.32%, 09/22/2029	200,000	200,323
Skandinaviska Enskilda Banken AB
5.13%, 03/05/2027*	845,000	856,961
Standard Chartered PLC
2.61%, 01/12/2028*	545,000	537,790
State Street Corp.
5.16%, 05/18/2034	585,000	600,784
Toronto-Dominion Bank
4.99%, 04/05/2029	835,000	857,304
Wells Fargo & Co.
2.39%, 06/02/2028	335,000	328,036
3.07%, 04/30/2041	720,000	555,624
5.56%, 07/25/2034	450,000	468,959
6.30%, 10/23/2029	560,000	591,396
		19,174,943

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Beverages — 0.0%
Keurig Dr Pepper, Inc.
2.55%, 09/15/2026	$ 140,000	$ 138,701
Biotechnology — 0.0%
Genmab A/S/Genmab Finance LLC
7.25%, 12/15/2033*	243,000	257,181
Building Materials — 0.1%
CRH America Finance, Inc.
5.50%, 01/09/2035	860,000	894,499
Owens Corning
5.70%, 06/15/2034	295,000	310,193
Quikrete Holdings, Inc.
6.75%, 03/01/2033*	460,000	477,879
		1,682,571
Chemicals — 0.1%
Celanese US Holdings LLC
7.38%, 02/15/2034	580,000	590,198
Nutrien, Ltd.
4.00%, 12/15/2026	110,000	110,134
		700,332
Commercial Services — 0.4%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
8.25%, 01/15/2030*	700,000	724,489
Deluxe Corp.
8.13%, 09/15/2029*	470,000	493,167
Element Fleet Management Corp.
4.64%, 11/24/2030*	580,000	581,262
Experian Finance PLC
2.75%, 03/08/2030*	850,000	800,519
George Washington University
3.55%, 09/15/2046	45,000	34,002
Herc Holdings, Inc.
6.00%, 03/15/2034*	525,000	527,661
Hertz Corp.
12.63%, 07/15/2029*	250,000	251,647
RELX Capital, Inc.
3.00%, 05/22/2030	480,000	456,775
TR Finance LLC
3.35%, 05/15/2026	30,000	29,928
Transurban Finance Co. Pty., Ltd.
2.45%, 03/16/2031*	465,000	422,940
3.38%, 03/22/2027*	49,000	48,658
Williams Scotsman, Inc.
7.38%, 10/01/2031*	614,000	640,152
		5,011,200
Computers — 0.0%
Apple, Inc.
3.25%, 02/23/2026	265,000	264,908
McAfee Corp.
7.38%, 02/15/2030*	280,000	222,768
NCR Atleos Corp.
9.50%, 04/01/2029*	170,000	182,192
		669,868
Diversified Financial Services — 0.4%
Ameriprise Financial, Inc.
2.88%, 09/15/2026	285,000	283,232
Aretec Escrow Issuer 2, Inc.
10.00%, 08/15/2030*	667,000	718,486
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Bread Financial Holdings, Inc.
6.75%, 05/15/2031*	$ 616,000	$ 634,404
Capital One Financial Corp.
3.65%, 05/11/2027	815,000	811,403
Charles Schwab Corp
4.91%, 11/14/2036	550,000	545,127
Enact Holdings, Inc.
6.25%, 05/28/2029	95,000	99,560
Encore Capital Group, Inc.
6.63%, 04/15/2031*	505,000	509,287
Equitable America Global Funding
4.30%, 12/15/2028*	60,000	60,257
4.70%, 09/15/2032*	220,000	219,189
Intercontinental Exchange, Inc.
5.25%, 06/15/2031	450,000	470,104
OneMain Finance Corp.
6.50%, 03/15/2033	511,000	513,618
Osaic Holdings, Inc.
6.75%, 08/01/2032*	485,000	502,638
Visa, Inc.
4.15%, 12/14/2035	90,000	86,872
		5,454,177
Electric — 0.6%
AEP Texas, Inc.
3.45%, 01/15/2050	460,000	315,152
Ameren Corp.
5.70%, 12/01/2026	555,000	562,258
CMS Energy Corp.
3.00%, 05/15/2026	195,000	194,442
Constellation Energy Generation LLC
4.40%, 01/15/2031	290,000	289,312
DTE Energy Co.
5.10%, 03/01/2029	780,000	800,308
Duke Energy Corp.
2.65%, 09/01/2026	45,000	44,679
4.95%, 09/15/2035	195,000	193,300
Edison International
7.88%, 06/15/2054	340,000	354,126
8.13%, 06/15/2053	375,000	388,080
Exelon Corp.
3.40%, 04/15/2026	245,000	244,742
FirstEnergy Transmission LLC
5.00%, 01/15/2035	225,000	224,956
Florida Power & Light Co.
2.88%, 12/04/2051	850,000	542,909
Hawaiian Electric Co, Inc.
6.00%, 10/01/2033*	485,000	492,377
Jersey Central Power & Light Co.
5.15%, 01/15/2036*	99,000	100,278
New York State Electric & Gas Corp.
5.30%, 08/15/2034*	305,000	313,843
Niagara Mohawk Power Corp.
5.11%, 01/12/2036*	640,000	636,924
NRG Energy, Inc.
10.25%, 03/15/2028*(3)	224,000	246,678
Ohio Power Co.
6.60%, 03/01/2033	255,000	278,892
Pacific Gas & Electric Co.
2.10%, 08/01/2027	445,000	432,137
Southern California Edison Co.
5.15%, 06/01/2029	605,000	619,512

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Southern Co.
5.70%, 03/15/2034	$ 725,000	$ 761,748
Talen Energy Supply LLC
6.50%, 02/01/2036*	528,000	541,329
Vistra Corp.
8.00%, 10/15/2026*(3)	458,000	466,444
		9,044,426
Electronics — 0.0%
Amphenol Corp.
4.75%, 03/30/2026	75,000	75,099
5.05%, 04/05/2029	270,000	277,961
		353,060
Entertainment — 0.2%
Caesars Entertainment, Inc.
6.00%, 10/15/2032*	515,000	501,022
Odeon Finco PLC
12.75%, 11/01/2027*	275,000	282,162
Six Flags Entertainment Corp.
7.25%, 05/15/2031*	1,084,000	1,069,767
Voyager Parent LLC
9.25%, 07/01/2032*	605,000	642,704
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	509,000	357,572
		2,853,227
Food — 0.1%
Kroger Co.
5.00%, 09/15/2034	175,000	175,159
Mondelez International, Inc.
4.75%, 02/20/2029	900,000	918,216
		1,093,375
Forest Products & Paper — 0.0%
Suzano Netherlands BV
5.50%, 01/15/2036	310,000	308,655
Gas — 0.1%
Boston Gas Co.
5.84%, 01/10/2035*	70,000	73,950
NiSource, Inc.
3.49%, 05/15/2027	620,000	616,281
3.95%, 03/30/2048	425,000	328,765
Souther Co. Gas Capital Corp.
4.95%, 09/15/2034	430,000	430,300
		1,449,296
Healthcare-Products — 0.2%
Alcon Finance Corp.
2.60%, 05/27/2030*	1,100,000	1,025,232
Medtronic, Inc.
4.63%, 03/15/2045	22,000	20,147
Revvity, Inc.
1.90%, 09/15/2028	595,000	561,782
Solventum Corp.
5.40%, 03/01/2029	194,000	201,047
Thermo Fisher Scientific, Inc.
2.80%, 10/15/2041	420,000	309,929
		2,118,137
Healthcare-Services — 0.6%
Banner Health
1.90%, 01/01/2031	215,000	192,599
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Centene Corp.
3.38%, 02/15/2030	$ 580,000	$ 535,068
Centra Health, Inc.
4.70%, 01/01/2048	900,000	719,652
CHS/Community Health Systems, Inc.
9.75%, 01/15/2034*	491,000	511,908
Cigna Group
4.50%, 09/15/2030	140,000	140,929
CommonSpirit Health
2.78%, 10/01/2030	240,000	223,201
HCA, Inc.
4.13%, 06/15/2029	575,000	573,726
Health Care Service Corp.
5.45%, 06/15/2034*	310,000	316,012
Heartland Dental LLC/Heartland Dental Finance Corp.
10.50%, 04/30/2028*	182,000	189,596
Humana, Inc.
5.95%, 03/15/2034	345,000	357,066
IQVIA, Inc.
6.25%, 02/01/2029	220,000	231,453
MedStar Health, Inc.
3.63%, 08/15/2049	305,000	224,431
Northwell Healthcare, Inc.
3.98%, 11/01/2046	500,000	395,907
Providence St. Joseph Health Obligated Group
3.93%, 10/01/2048	1,375,000	1,067,999
Stanford Health Care
3.80%, 11/15/2048	420,000	326,314
Tenet Healthcare Corp.
5.50%, 11/15/2032*	760,000	767,825
UnitedHealth Group, Inc.
2.90%, 05/15/2050	880,000	558,346
4.70%, 04/15/2029	475,000	484,306
West Virginia United Health System Obligated Group
4.92%, 06/01/2048	700,000	604,674
		8,421,012
Home Builders — 0.1%
K Hovnanian Enterprises, Inc.
8.38%, 10/01/2033*	485,000	495,668
LGI Homes, Inc.
8.75%, 12/15/2028*	450,000	468,959
		964,627
Insurance — 0.6%
Aflac, Inc.
4.00%, 10/15/2046	540,000	432,969
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
7.00%, 01/15/2031*	455,000	471,724
Aon Global, Ltd.
4.75%, 05/15/2045	350,000	312,351
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC
7.88%, 11/01/2029*	460,000	466,978
Arthur J. Gallagher & Co.
4.85%, 12/15/2029	100,000	102,303
Asurion LLC & Asurion Co-Issuer, Inc.
8.00%, 12/31/2032*	495,000	517,178
Chubb INA Holdings LLC
4.35%, 11/03/2045	75,000	65,069
CNO Global Funding
2.65%, 01/06/2029*	1,270,000	1,214,621

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
MassMutual Global Funding II
5.10%, 04/09/2027*	$ 850,000	$ 862,201
Met Tower Global Funding
4.00%, 01/14/2029*	310,000	309,512
Pacific Life Global Funding II
4.38%, 02/03/2031*	605,000	605,725
Principal Financial Group, Inc.
3.70%, 05/15/2029	320,000	315,565
RGA Global Funding
4.35%, 08/25/2028*	90,000	90,548
5.45%, 05/24/2029*	485,000	502,399
Sammons Financial Group Global Funding
4.80%, 12/12/2030*	305,000	306,121
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047*	1,000,000	823,718
Willis North America, Inc.
4.50%, 09/15/2028	430,000	433,276
		7,832,258
Internet — 0.2%
Amazon.com, Inc.
4.65%, 11/20/2035	705,000	698,074
Getty Images, Inc.
10.50%, 11/15/2030*	258,000	261,244
Meta Platforms, Inc.
5.50%, 11/15/2045	540,000	519,282
Uber Technologies, Inc.
4.30%, 01/15/2030	665,000	667,161
		2,145,761
Lodging — 0.1%
Hilton Domestic Operating Co., Inc.
5.75%, 09/15/2033*	500,000	509,375
Marriott International, Inc.
4.65%, 12/01/2028	860,000	874,205
		1,383,580
Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp.
5.00%, 05/14/2027	995,000	1,011,478
Machinery-Diversified — 0.2%
CNH Industrial Capital LLC
4.38%, 03/07/2031	540,000	535,501
John Deere Capital Corp.
4.40%, 09/08/2031	415,000	419,022
4.50%, 01/08/2027	805,000	811,289
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026	405,000	403,398
		2,169,210
Media — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.
7.00%, 02/01/2033*	510,000	514,925
7.38%, 03/01/2031*	450,000	462,877
Charter Communications Operating LLC/Charter Communications Operating Capital
6.10%, 06/01/2029	195,000	203,732
Comcast Corp.
5.50%, 05/15/2064	330,000	296,053
Directv Financing LLC
8.88%, 02/01/2030*	208,000	210,718
8.88%, 02/01/2030*	325,000	329,066
Security Description	Shares or Principal Amount	Value

Media (continued)
Gray Media, Inc.
7.25%, 08/15/2033*	$ 195,000	$ 199,636
10.50%, 07/15/2029*	350,000	375,940
Midcontinent Communications
8.00%, 08/15/2032*	462,000	444,522
Sinclair Television Group, Inc.
8.13%, 02/15/2033*	320,000	331,014
Time Warner Cable LLC
6.55%, 05/01/2037	480,000	482,242
Univision Communications, Inc.
9.38%, 08/01/2032*	355,000	382,213
VZ Secured Financing BV
7.50%, 01/15/2033*	496,000	497,519
		4,730,457
Mining — 0.1%
Antofagasta PLC
5.63%, 09/09/2035	210,000	215,487
Corp. Nacional del Cobre de Chile
3.75%, 01/15/2031*	200,000	192,811
First Quantum Minerals, Ltd.
8.00%, 03/01/2033*	240,000	257,535
8.63%, 06/01/2031*	419,000	440,139
Ivanhoe Mines, Ltd.
7.88%, 01/23/2030*	600,000	625,124
		1,731,096
Oil & Gas — 0.6%
Aethon United BR LP/Aethon United Finance Corp.
7.50%, 10/01/2029*	460,000	484,056
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
6.63%, 07/15/2033*	480,000	497,037
Chevron USA, Inc.
4.30%, 10/15/2030	420,000	424,274
Coterra Energy, Inc.
4.38%, 03/15/2029	965,000	971,023
Crescent Energy Finance LLC
8.38%, 01/15/2034*	506,000	510,789
Eni SpA
5.50%, 05/15/2034*	245,000	253,221
HF Sinclair Corp.
6.25%, 01/15/2035	515,000	538,456
Ithaca Energy North Sea PLC
8.13%, 10/15/2029*	375,000	390,866
Marathon Petroleum Corp.
5.15%, 03/01/2030	440,000	452,965
Occidental Petroleum Corp.
5.38%, 01/01/2032	375,000	385,716
PBF Holding Co. LLC/PBF Finance Corp.
7.88%, 09/15/2030*	475,000	475,642
9.88%, 03/15/2030*	65,000	68,930
Permian Resources Operating LLC
7.00%, 01/15/2032*	455,000	476,977
Shell Finance US, Inc.
4.38%, 05/11/2045	40,000	34,505
Sunoco LP
7.88%, 09/18/2030*(3)	452,000	465,574
TotalEnergies Capital USA LLC
4.57%, 01/13/2033	530,000	530,107
Valero Energy Corp.
5.15%, 02/15/2030	195,000	200,834

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Woodside Finance, Ltd.
3.70%, 09/15/2026*	$ 101,000	$ 100,584
3.70%, 03/15/2028*	470,000	465,185
4.50%, 03/04/2029*	475,000	476,250
		8,202,991
Oil & Gas Services — 0.1%
Kodiak Gas Services LLC
6.50%, 10/01/2033*	217,000	222,269
USA Compression Partners LP/USA Compression Finance Corp.
6.25%, 10/01/2033*	247,000	250,210
Weatherford International, Ltd.
6.75%, 10/15/2033*	485,000	502,329
		974,808
Packaging & Containers — 0.0%
Mauser Packaging Solutions
7.88%, 04/15/2030*	513,000	522,619
Pharmaceuticals — 0.4%
1261229 BC, Ltd.
10.00%, 04/15/2032*	480,000	492,603
AbbVie, Inc.
2.95%, 11/21/2026	570,000	566,166
3.20%, 05/14/2026	100,000	99,844
4.50%, 05/14/2035	50,000	48,959
4.80%, 03/15/2029	380,000	389,301
Amneal Pharmaceuticals LLC
6.88%, 08/01/2032*	610,000	642,311
CVS Health Corp.
5.05%, 03/25/2048	565,000	496,864
5.40%, 06/01/2029	550,000	569,514
HLF Financing Sarl LLC/Herbalife International, Inc.
4.88%, 06/01/2029*	579,000	549,466
Pfizer, Inc.
4.50%, 11/15/2032	560,000	561,785
Zoetis, Inc.
4.15%, 08/17/2028	700,000	704,086
		5,120,899
Pipelines — 0.6%
Cameron LNG LLC
2.90%, 07/15/2031*	185,000	171,045
3.70%, 01/15/2039*	155,000	131,552
Columbia Pipelines Holding Co. LLC
5.00%, 11/17/2032*	590,000	593,025
Enbridge, Inc.
4.20%, 11/20/2028	390,000	391,054
4.25%, 12/01/2026	115,000	115,186
5.63%, 04/05/2034	230,000	239,498
8.25%, 01/15/2084	455,000	486,353
Energy Transfer LP
5.35%, 01/15/2036	495,000	494,466
6.50%, 02/15/2056	280,000	280,014
6.75%, 02/15/2056	280,000	281,996
Enterprise Products Operating LLC
4.60%, 01/11/2027	865,000	871,185
4.60%, 01/15/2031	365,000	369,589
Excelerate Energy LP
8.00%, 05/15/2030*	465,000	497,262
MPLX LP
4.80%, 02/15/2031	395,000	399,283
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
ONEOK, Inc.
4.25%, 09/15/2046	$ 45,000	$ 35,507
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	610,000	611,227
4.50%, 05/15/2030	185,000	185,956
South Bow Canadian Infrastructure Holdings, Ltd.
7.50%, 03/01/2055	940,000	993,671
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/2029	120,000	121,842
Spectra Energy Partners LP
3.38%, 10/15/2026	185,000	184,288
Targa Resources Corp.
5.50%, 02/15/2035	215,000	220,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/2028	339,000	339,440
Venture Global Plaquemines LNG LLC
6.75%, 01/15/2036*	85,000	89,102
Williams Cos., Inc.
4.63%, 06/30/2030	315,000	318,399
5.10%, 09/15/2045	405,000	372,723
		8,793,913
Real Estate — 0.1%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp.
7.00%, 04/15/2030*	630,736	638,603
CBRE Services, Inc.
4.90%, 01/15/2033	130,000	130,510
5.50%, 04/01/2029	170,000	176,192
		945,305
REITS — 0.6%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027	45,000	44,988
American Tower Corp.
1.45%, 09/15/2026	910,000	895,892
AvalonBay Communities, Inc.
4.35%, 12/01/2030	555,000	555,386
Blackstone Mtg. Trust, Inc.
7.75%, 12/01/2029*	440,000	471,645
Brixmor Operating Partnership LP
3.90%, 03/15/2027	280,000	279,576
4.13%, 06/15/2026	115,000	115,010
4.85%, 02/15/2033	80,000	79,822
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/2027*	435,000	429,510
Crown Castle, Inc.
2.25%, 01/15/2031	360,000	321,984
3.70%, 06/15/2026	150,000	149,751
4.45%, 02/15/2026	350,000	349,986
4.75%, 05/15/2047	145,000	124,901
Essex Portfolio LP
2.65%, 03/15/2032	220,000	196,152
3.38%, 04/15/2026	635,000	634,127
Extra Space Storage LP
4.95%, 01/15/2033	140,000	140,821
Healthpeak OP LLC
2.13%, 12/01/2028	200,000	189,497
Public Storage Operating Co.
1.95%, 11/09/2028	360,000	341,226

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
Realty Income Corp.
3.10%, 12/15/2029	$ 540,000	$ 521,273
3.95%, 08/15/2027	345,000	345,185
Regency Centers LP
3.60%, 02/01/2027	140,000	139,563
Simon Property Group LP
2.65%, 02/01/2032	1,005,000	906,478
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
8.63%, 06/15/2032*	478,000	482,622
Ventas Realty LP
3.25%, 10/15/2026	270,000	268,658
VICI Properties LP
5.63%, 05/15/2052	1,065,000	996,697
		8,980,750
Retail — 0.3%
AutoZone, Inc.
3.13%, 04/21/2026	50,000	49,907
5.05%, 07/15/2026	1,050,000	1,054,989
Carvana Co.
9.00%, 06/01/2030*(4)	129,727	135,266
9.00%, 06/01/2031*(4)	178,532	196,397
Cougar JV Subsidiary LLC
8.00%, 05/15/2032*	438,000	468,054
EG Global Finance PLC
12.00%, 11/30/2028*	595,000	644,017
FirstCash, Inc.
6.88%, 03/01/2032*	296,000	307,693
LCM Investments Holdings II LLC
8.25%, 08/01/2031*	440,000	463,521
Lowe's Cos., Inc.
4.45%, 04/01/2062	210,000	164,819
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	430,000	427,411
5.75%, 11/20/2026	160,000	162,011
Saks Global Enterprises LLC
11.00%, 12/15/2029*(5)	525,000	105
TJX Cos., Inc.
1.60%, 05/15/2031	250,000	219,501
		4,293,691
Savings & Loans — 0.1%
Nationwide Building Society
1.50%, 10/13/2026*	875,000	860,705
Semiconductors — 0.2%
Broadcom, Inc.
4.60%, 07/15/2030	420,000	425,878
4.60%, 01/15/2033	680,000	678,072
Foundry JV Holdco LLC
5.90%, 01/25/2033*	210,000	220,258
6.15%, 01/25/2032*	215,000	228,918
Kioxia Holdings Corp.
6.63%, 07/24/2033*	250,000	261,052
Marvell Technology, Inc.
4.75%, 07/15/2030	55,000	55,678
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/2027	115,000	113,735
4.30%, 08/19/2028	110,000	110,492
Qorvo, Inc.
4.38%, 10/15/2029	105,000	103,366
		2,197,449
Security Description	Shares or Principal Amount	Value

Software — 0.4%
Atlassian Corp.
5.25%, 05/15/2029	$ 175,000	$ 180,018
Cadence Design Systems, Inc.
4.30%, 09/10/2029	270,000	271,726
Cloud Software Group, Inc.
6.63%, 08/15/2033*	650,000	623,081
8.25%, 06/30/2032*	495,000	503,456
Fiserv, Inc.
5.25%, 08/11/2035	345,000	342,550
5.45%, 03/15/2034	620,000	626,866
Microsoft Corp.
2.92%, 03/17/2052	150,000	97,706
Oracle Corp.
5.20%, 09/26/2035	700,000	667,097
5.38%, 07/15/2040	565,000	509,146
Roper Technologies, Inc.
3.80%, 12/15/2026	745,000	744,437
VMware LLC
1.40%, 08/15/2026	920,000	907,958
		5,474,041
Telecommunications — 0.5%
AT&T, Inc.
4.35%, 03/01/2029	345,000	347,453
4.55%, 11/01/2032	365,000	362,403
Digicel International Finance, Ltd. / Difl US LLC
8.63%, 08/01/2032*	485,000	504,267
EchoStar Corp.
10.75%, 11/30/2029	485,000	531,667
Iliad Holding SAS
7.00%, 04/15/2032*	420,000	430,483
Level 3 Financing, Inc.
6.88%, 06/30/2033*	580,000	597,685
7.00%, 03/31/2034*	292,286	302,751
Motorola Solutions, Inc.
5.00%, 04/15/2029	240,000	246,077
NTT Finance Corp.
4.88%, 07/16/2030*	215,000	219,227
Orange SA
4.75%, 01/13/2033*	300,000	299,295
Rogers Communications, Inc.
4.50%, 03/15/2042	895,000	769,029
T-Mobile USA, Inc.
4.95%, 11/15/2035	530,000	525,392
5.00%, 02/15/2036	425,000	420,674
Verizon Communications, Inc.
1.68%, 10/30/2030	824,000	730,315
4.75%, 01/15/2033	150,000	150,041
Windstream Services LLC
7.50%, 10/15/2033*	325,000	335,547
Windstream Services LLC/Windstream Escrow Finance Corp.
8.25%, 10/01/2031*	340,000	356,158
WULF Compute LLC
7.75%, 10/15/2030*	497,000	518,381
		7,646,845
Transportation — 0.1%
Autoridad del Canal de Panama
4.95%, 07/29/2035*	300,000	291,547
Canadian National Railway Co.
5.85%, 11/01/2033	365,000	393,770

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Transportation (continued)
Canadian Pacific Railway Co.
1.75%, 12/02/2026	$ 230,000	$ 225,989
3.50%, 05/01/2050	365,000	263,888
4.70%, 05/01/2048	255,000	226,781
		1,401,975
Trucking & Leasing — 0.0%
GATX Corp.
3.25%, 09/15/2026	375,000	373,046
Total Corporate Bonds & Notes (cost $150,937,276)		147,582,017
LOANS(6)(7)(8) — 0.2%
Apparel — 0.1%
Varsity Brands, Inc. FRS
6.67% , (TSFR3M+3.00%), 08/26/2031	492,525	491,540
6.67% , (TSFR3M+3.00%), 08/26/2031	279,000	278,442
		769,982
Pharmaceuticals — 0.0%
Endo Finance Holdings, Inc. FRS
7.47%, (TSFR1M+3.75%), 04/23/2031	483,304	483,218
Retail — 0.0%
Victra Holdings LLC FRS
7.42%, (TSFR3M+3.75%), 03/29/2029	470,901	470,607
Software — 0.1%
Bending Spoons US, Inc. FRS
9.57% , (TSFR1M+5.88%), 03/07/2031	554,000	540,150
Sophia, L.P. FRS
8.42% , (TSFR1M+4.75%), 11/22/2032	500,000	489,375
		1,029,525
Telecommunications — 0.0%
Lumen Technologies, Inc. FRS
6.14%, (TSFR1M +2.35%), 04/16/2029	262,174	261,239
Total Loans (cost $3,006,536)		3,014,571
ASSET BACKED SECURITIES — 1.5%
Auto Loan Receivables — 0.4%
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class A2 4.31%, 09/15/2033*	295,314	296,801
Series 2025-A, Class A2 4.45%, 06/15/2033*	271,262	272,826
Series 2024-B, Class B 5.12%, 09/15/2032*	139,050	140,341
ARI Fleet Lease Trust
Series 2026-A, Class A2 3.96%, 11/15/2034*	100,000	100,077
Series 2026-A, Class A3 4.09%, 11/15/2034*	100,000	100,087
Avis Budget Rental Car Funding AESOP LLC
Series 2025-3A, Class A 4.17%, 02/20/2030*	100,000	99,818
Bayview Opportunity Master Fund LLC FRS
Series 2024-CAR1, Class A 4.80%, (SOFR30A+1.10%), 12/26/2031*	92,613	92,873
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class A3 4.04%, 12/17/2029	150,000	150,179
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
CarMax Auto Owner Trust
Series 2024-1, Class B 5.17%, 08/15/2029	$ 60,000	$ 61,222
Series 2023-3, Class B 5.47%, 02/15/2029	145,000	148,025
Carvana Auto Receivables Trust
Series 2021-P4, Class C 2.33%, 02/10/2028	530,000	517,508
Series 2024-P4, Class A3 4.64%, 01/10/2030	155,000	155,934
Series 2024-P4, Class A4 4.74%, 12/10/2030	265,000	268,477
Series 2024-N1, Class B 5.63%, 05/10/2030*	185,000	186,652
Enterprise Fleet Financing LLC
Series 2025-3, Class A3 4.46%, 09/20/2029*	330,000	333,725
Series 2024-4, Class A2 4.69%, 07/20/2027*	87,949	88,251
Series 2024-4, Class A4 4.70%, 06/20/2031*	190,000	193,092
Exeter Automobile Receivables Trust
Series 2025-5A, Class A3 4.24%, 11/15/2029	35,000	35,138
Series 2025-4A, Class B 4.40%, 05/15/2030	245,000	246,597
Exeter Select Automobile Receivables Trust
Series 2025-2, Class A3 4.43%, 08/15/2030	170,000	171,163
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B 4.96%, 03/21/2033*	213,139	214,658
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class A 5.59%, 04/25/2029*	210,000	210,754
Santander Drive Auto Receivables Trust
Series 2025-1, Class A3 4.74%, 01/16/2029	315,000	315,746
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3 5.33%, 11/20/2029*	228,523	231,193
Series 2024-2A, Class B 5.41%, 08/20/2030*	60,000	61,635
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class A4 4.29%, 06/20/2029*	220,000	221,110
Series 2025-BA, Class B 4.47%, 07/20/2029*	100,000	100,767
Wheels Fleet Lease Funding 1 LLC
Series 2025-2A, Class A1 4.41%, 05/18/2040*	800,000	805,986
		5,820,635
Other Asset Backed Securities — 1.1%
Affirm Master Trust
Series 2025-2A, Class A 4.67%, 07/15/2033*	605,000	609,288
AGL CLO, Ltd. FRS
Series 2021-13A, Class A1R 4.77%, (TSFR3M+1.10%), 10/20/2034*	850,000	850,937
Auxilior Term Funding LLC
Series 2024-1A, Class A2 5.84%, 03/15/2027*	6,518	6,526

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Barings Clo, Ltd. FRS
Series 2021-3A, Class B1R 5.30%, (TSFR3M+1.63%), 01/18/2035*	$ 425,000	$ 425,840
Bayview Opportunity Master Fund VII LLC FRS
Series 2025-EDU1, Class A 5.00%, (SOFR30A+1.30%), 07/27/2048*	224,032	224,434
CyrusOne Data Centers Issuer I LLC
Series 2024-2A, Class A2 4.50%, 05/20/2049*	755,000	740,349
Dell Equipment Finance Trust
Series 2024-2, Class A3 4.59%, 08/22/2030*	120,000	120,809
Dext ABS LLC
Series 2025-2, Class A3 4.23%, 04/15/2036*	100,000	100,007
Elara HGV Timeshare Issuer LLC
Series 2023-A, Class A 6.16%, 02/25/2038*	88,649	91,569
Series 2023-A, Class B 6.53%, 02/25/2038*	69,108	71,113
Elmwood CLO 20, Ltd. FRS
Series 2022-7A, Class AR2 4.87%, (TSFR3M+1.20%), 01/20/2039*	375,000	375,000
Series 2022-7A, Class AR 5.17%, (TSFR3M+1.50%), 01/17/2037*	375,000	375,000
Fortress Credit BSL XIX, Ltd. FRS
Series 2023-2A, Class A1R 5.02%, (TSFR3M+1.35%), 07/24/2036*	930,000	930,537
Halseypoint CLO 6, Ltd. FRS
Series 2022-6A, Class A1R 5.02%, (TSFR3M+1.35%), 01/20/2038*	250,000	250,923
Hardee's Funding LLC
Series 2024-1A, Class A2 7.25%, 03/20/2054*	270,604	279,791
Jamestown CLO XV, Ltd. FRS
Series 2020-15A, Class A1R 5.04%, (TSFR3M+1.37%), 07/15/2035*	345,000	345,400
KKR CLO 43, Ltd. FRS
Series 2022-43A, Class A1R 5.42%, (TSFR3M+1.75%), 01/15/2036*	330,000	330,666
MVW LLC
Series 2019-2A, Class A 2.22%, 10/20/2038*	28,915	28,879
Series 2023-2A, Class A 6.18%, 11/20/2040*	62,364	64,051
Series 2023-2A, Class B 6.33%, 11/20/2040*	49,711	50,860
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2 3.13%, 02/15/2068*	92,018	91,145
Nelnet Student Loan Trust
Series 2021-CA, Class AFX 1.32%, 04/20/2062*	328,587	309,689
Neuberger Berman Loan Advisers CLO 48, Ltd. FRS
Series 2022-48A, Class A1R 4.76%, (TSFR3M+1.09%), 04/25/2036*	865,000	865,509
NMEF Funding LLC
Series 2025-A, Class A2 4.72%, 07/15/2032*	78,955	79,266
OCP CLO, Ltd. FRS
Series 2017-13A, Class AR2 5.01%, (TSFR3M+1.34%), 11/26/2037*	335,000	336,326
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Octane Receivables Trust
Series 2024-RVM1, Class A 5.01%, 01/22/2046*	$ 152,504	$ 154,738
Series 2024-1A, Class A2 5.68%, 05/20/2030*	70,827	71,327
Palmer Square, Ltd. FRS
Series 2021-2A, Class AR1 4.92%, (TSFR3M+1.25%), 02/15/2038*	490,000	491,730
PEAC Solutions Receivables LLC
Series 2026-1A, Class A3 4.39%, 07/20/2033*	195,000	195,823
Series 2025-1A, Class A2 4.94%, 10/20/2028*	511,859	514,836
Post Road Equipment Finance LLC
Series 2025-1A, Class A2 4.90%, 05/15/2031*	408,464	412,164
Series 2024-1A, Class A2 5.59%, 11/15/2029*	24,718	24,810
Progress Residential Trust
Series 2025-SFR5, Class A 3.85%, 10/17/2042*	120,000	116,172
Rockford Tower CLO, Ltd. FRS
Series 2022-1A, Class A1R 4.87%, (TSFR3M+1.20%), 07/20/2035*	865,000	865,297
SCF Equipment Leasing LLC
Series 2024-1A, Class C 5.82%, 09/20/2032*	235,000	243,522
SCF Equipment Trust LLC
Series 2025-1A, Class A2 4.82%, 07/22/2030*	150,048	150,512
Series 2025-1A, Class A3 5.11%, 11/21/2033*	280,000	286,390
SEB Funding LLC
Series 2024-1A, Class A2 7.39%, 04/30/2054*	426,000	437,706
ServiceMaster Funding LLC
Series 2021-1, Class A2I 2.87%, 07/30/2051*	459,048	431,321
Sierra Timeshare Receivables Funding LLC
Series 2025-2A, Class A 4.72%, 04/20/2044*	140,782	141,546
Signal Peak CLO 5, Ltd. FRS
Series 2018-5A, Class A1R 5.22%, (TSFR3M+1.55%), 04/25/2037*	680,000	681,793
Signal Peak CLO, Ltd. FRS
Series 2021-10A, Class A1R 4.86%, (TSFR3M+1.19%), 01/24/2038*	350,000	350,667
SMB Private Education Loan Trust
Series 2021-A, Class APT1 1.07%, 01/15/2053*	334,797	307,290
Symphony CLO 37, Ltd. FRS
Series 2022-37A, Class AR2 4.80%, (TSFR3M+1.13%), 01/20/2037*	315,000	315,086
Verdant Receivables LLC
Series 2024-1A, Class A2 5.68%, 12/12/2031*	66,053	67,303
Series 2023-1A, Class A2 6.24%, 01/13/2031*	46,618	47,422

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Wingspire Equipment Finance 2025-1 LLC
Series 2025-1A, Class A2 4.33%, 09/20/2033*	$ 100,000	$ 100,335
		14,361,704
Total Asset Backed Securities (cost $20,092,657)		20,182,339
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.8%
Commercial and Residential — 1.2%
Angel Oak Mtg. Trust VRS
Series 2021-1, Class A1 0.91%, 01/25/2066*(9)	199,755	178,374
Series 2020-6, Class A2 1.52%, 05/25/2065*(9)	59,681	55,684
BANK
Series 2025-BNK51, Class A5 5.29%, 12/25/2067	155,000	159,597
Series 2024-BNK47, Class A5 5.72%, 06/15/2057	275,000	292,299
BANK5
Series 2025-5YR14, Class A3 5.65%, 04/15/2058	425,000	444,616
BANK5 VRS
Series 2024-5YR12, Class A3 5.90%, 12/15/2057(9)	355,000	373,594
Series 2024-5YR8, Class AS 6.38%, 08/15/2057(9)	195,000	205,169
Barclays Mtg. Loan Trust VRS
Series 2021-NQM1, Class A3 2.19%, 09/25/2051*(9)	191,763	178,154
BBCMS Mtg. Trust
Series 2024-5C27, Class A3 6.01%, 07/15/2057	40,000	42,014
Benchmark Mtg. Trust
Series 2025-V19, Class A3 5.25%, 01/15/2058	370,000	382,424
Series 2025-B41, Class A5 5.41%, 07/15/2068	130,000	134,664
Series 2023-B39, Class A5 5.75%, 07/15/2056	325,000	344,492
Benchmark Mtg. Trust VRS
Series 2025-V16, Class A3 5.44%, 08/15/2058(9)	880,000	915,307
BX Trust
Series 2023-LIFE, Class B 5.39%, 02/15/2028*	595,000	584,286
BX Trust FRS
Series 2025-ROIC, Class A 4.82%, (TSFR1M+1.14%), 03/15/2030*	876,124	876,909
CENT VRS
Series 2025-CITY, Class A 4.92%, 07/10/2040*(9)	665,000	674,560
Citigroup Commercial Mtg. Trust
Series 2016-GC36, Class A5 3.62%, 02/10/2049	75,952	75,269
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2020-EXP2, Class A3 2.50%, 08/25/2050*(9)	214,140	190,394
COLT Mtg. Loan Trust
Series 2025-8, Class A1 5.48%, 08/25/2070*(10)	211,890	214,362
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
COLT Mtg. Loan Trust VRS
Series 2022-3, Class A1 3.90%, 02/25/2067*(9)	$ 404,690	$ 399,184
CSAIL Commercial Mtg. Trust
Series 2016-C6, Class A5 3.09%, 01/15/2049	120,977	120,665
Deephaven Residential Mtg. Trust VRS
Series 2026-INV1, Class A1 4.80%, 12/25/2070*(9)	100,000	100,026
EFMT FRS
Series 2026-NQM1, Class A1F 4.90%, (SOFR30A+1.20%), 02/25/2071*	180,000	180,000
EFMT VRS
Series 2025-NQM6, Class A1 5.00%, 12/25/2070*(9)	98,452	98,916
Series 2025-INV5, Class A1 5.08%, 12/25/2070*(9)	98,475	98,971
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(9)	123,108	105,426
Series 2020-2, Class A1 1.18%, 10/25/2065*(9)	117,854	112,310
Series 2019-2, Class A3 3.05%, 11/25/2059*(9)	22,697	22,168
Galton Funding Mtg. Trust VRS
Series 2018-1, Class A23 3.50%, 11/25/2057*(9)	14,905	13,712
GCAT Trust
Series 2025-NQM4, Class A1 1.00%, 06/25/2070*(10)	462,890	468,784
GS Mortgage-Backed Securities Trust
Series 2025-NQM3, Class A1 5.14%, 11/25/2065*(10)	87,625	88,081
GS Mortgage-Backed Securities Trust VRS
Series 2020-INV1, Class A14 2.90%, 10/25/2050*(9)	158,954	138,931
HOMES Trust VRS
Series 2025-NQM4, Class A1 5.22%, 08/25/2070*(9)	489,148	492,979
Hudson Yards Mtg. Trust VRS
Series 2025-SPRL, Class A 5.47%, 01/13/2040*(9)	310,000	321,313
J.P. Morgan Chase Commercial Mtg. Securities Trust
Series 2022-OPO, Class B 3.38%, 01/05/2039*	240,000	206,400
JPMorgan Mtg. Trust VRS
Series 2020-INV2, Class A3 3.00%, 10/25/2050*(9)	200,315	176,314
Series 2019-INV3, Class A3 3.50%, 05/25/2050*(9)	62,472	56,878
Series 2020-INV1, Class A3 3.50%, 08/25/2050*(9)	53,699	48,725
Series 2019-HYB1, Class B4 5.04%, 10/25/2049*(9)	215,140	217,206
Series 2025-DSC2, Class A1 5.20%, 10/25/2065*(9)	212,012	213,448
Series 2025-NQM3, Class A1 5.50%, 11/25/2065*(9)	742,826	751,107
MAD Commercial Mtg. Trust VRS
Series 2025-11MD, Class A 4.91%, 10/15/2042*(9)	215,000	216,298

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
MARQ Trust FRS
Series 2024-HOU, Class A 5.27%, (TSFR1M+1.59%), 06/15/2039*	$ 100,000	$ 100,063
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2025-C35, Class A5 5.63%, 08/15/2058	295,000	311,728
Morgan Stanley Residential Mtg. Loan Trust VRS
Series 2025-DSC2, Class A1 5.44%, 07/25/2070*(9)	96,002	97,077
Series 2025-NQM5, Class A1 5.44%, 07/25/2070*(9)	88,600	89,586
New Residential Mtg. Loan Trust VRS
Series 2022-INV1, Class A4 3.00%, 03/25/2052*(9)	444,696	386,121
Series 2025-NQM4, Class A1 5.35%, 07/25/2065*(9)	569,119	575,103
NYC Commercial Mtg. Trust VRS
Series 2025-28L, Class A 4.67%, 11/05/2038*(9)	100,000	100,489
NYMT Loan Trust
Series 2025-INV1, Class A1 5.40%, 04/25/2060*(10)	96,112	96,815
OBX Trust
Series 2025-NQM15, Class A1 5.14%, 07/27/2065*(10)	134,565	135,582
OBX Trust FRS
Series 2020-EXP1, Class 2A2 4.74%, (TSFR1M+1.06%), 02/25/2060*	16,403	16,269
Series 2025-NQM15, Class A1F 4.85%, (SOFR30A+1.15%), 07/27/2065*	139,051	139,166
Series 2019-EXP3, Class 2A2 4.89%, (TSFR1M+1.21%), 10/25/2059*	3,956	3,958
OBX Trust VRS
Series 2020-EXP2, Class A8 3.00%, 05/25/2060*(9)	114,872	102,385
Series 2019-EXP3, Class 1A9 3.50%, 10/25/2059*(9)	32,446	30,670
Series 2020-EXP1, Class 1A8 3.50%, 02/25/2060*(9)	95,932	86,909
PENN Commercial Mtg. Trust VRS
Series 2025-P11, Class A 5.34%, 08/10/2042*(9)	210,000	215,971
PSMC Trust VRS
Series 2021-2, Class A3 2.50%, 05/25/2051*(9)	430,695	394,795
RCKT Mtg. Trust
Series 2024-CES9, Class A1A 5.58%, 12/25/2044*(10)	76,190	77,024
Sequoia Mtg. Trust VRS
Series 2018-CH2, Class A3 4.00%, 06/25/2048*(9)	32,039	29,993
Series 2024-HYB1, Class A1A 4.47%, 11/25/2063*(9)	215,342	216,325
Starwood Mtg. Residential Trust VRS
Series 2020-INV1, Class A1 1.03%, 11/25/2055*(9)	34,453	33,117
Series 2019-INV1, Class A3 2.92%, 09/27/2049*(9)	28,360	28,182
Towd Point Mtg. Trust VRS
Series 2017-4, Class A1 2.75%, 06/25/2057*(9)	117,436	115,590
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2018-1, Class A1 3.00%, 01/25/2058*(9)	$ 6,356	$ 6,321
Series 2024-2, Class A1B 4.85%, 12/25/2064*(9)	873,089	882,671
Verus Securitization Trust
Series 2023-INV1, Class A1 6.00%, 02/25/2068*(10)	71,963	71,764
Series 2024-INV1, Class A2 6.32%, 03/25/2069*(10)	325,007	328,929
Verus Securitization Trust FRS
Series 2025-7, Class A1F 4.90%, (SOFR30A+1.20%), 08/25/2070*	382,261	382,632
Verus Securitization Trust VRS
Series 2021-1, Class A1 0.82%, 01/25/2066*(9)	85,091	77,977
WB Commercial Mtg. Trust VRS
Series 2024-HQ, Class A 6.13%, 03/15/2040*(9)	255,000	255,422
Wells Fargo Commercial Mtg. Trust
Series 2025-5C6, Class A3 5.19%, 10/15/2058	425,000	437,414
Wells Fargo Commercial Mtg. Trust 2019-C54
Series 2019-C54, Class A4 3.15%, 12/15/2052	200,000	191,410
		16,987,468
U.S. Government Agency — 0.6%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K068, Class A1 2.95%, 02/25/2027	53,571	53,260
Series K-753, Class A2 4.40%, 10/25/2030	1,890,000	1,914,451
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K137, Class A2 2.35%, 11/25/2031(9)	3,380,000	3,064,466
Series K-150, Class A2 3.71%, 09/25/2032(9)	1,460,000	1,412,046
Series K-156, Class A2 4.43%, 02/25/2033(9)	1,155,000	1,162,076
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4623, Class MF 4.32%, (SOFR30A+0.61%), 10/15/2046	18,443	18,203
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2021-DNA7, Class M1 4.55%, (SOFR30A+0.85%), 11/25/2041*	63,711	63,672
Series 2025-HQA1, Class A1 4.65%, (SOFR30A+0.95%), 02/25/2045*	79,750	79,825
Series 2025-DNA3, Class M1 4.80%, (SOFR30A+1.10%), 09/25/2045*	309,994	310,532
Government National Mtg. Assoc.
Series 2018-8, Class DA 3.00%, 11/20/2047	12,630	11,947
Government National Mtg. Assoc. REMIC
Series 2022-63, Class LM 3.50%, 10/20/2050	300,000	254,753
		8,345,231
Total Collateralized Mortgage Obligations (cost $25,368,692)		25,332,699

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 14.9%
U.S. Government — 8.8%
United States Treasury Bonds
1.13%, 05/15/2040	$ 1,000,000	$ 631,836
1.38%, 08/15/2050	1,280,000	627,750
1.88%, 02/15/2051	2,575,000	1,434,355
2.00%, 02/15/2050 to 08/15/2051	8,085,000	4,682,740
2.25%, 02/15/2052	1,580,000	954,727
2.38%, 05/15/2051	350,000	219,734
2.50%, 02/15/2046	1,545,000	1,073,353
2.88%, 11/15/2046	1,875,000	1,380,981
3.00%, 11/15/2045 to 08/15/2048	8,165,000	6,085,017
3.13%, 11/15/2041 to 02/15/2043	3,560,000	2,913,675
3.63%, 02/15/2053 to 05/15/2053	4,525,000	3,642,901
3.88%, 02/15/2043	550,000	493,088
4.00%, 11/15/2052	1,445,000	1,247,498
4.25%, 08/15/2054	635,000	571,178
4.50%, 05/15/2038	4,210,000	4,261,638
4.63%, 02/15/2055	1,990,000	1,906,358
4.75%, 02/15/2037 to 08/15/2055	1,395,000	1,366,186
4.75%, 05/15/2055(11)(12)	3,085,000	3,016,070
4.88%, 08/15/2045	1,875,000	1,885,840
United States Treasury Bonds TIPS
0.63%, 02/15/2043(13)	28,200	21,058
0.75%, 02/15/2042 to 02/15/2045(13)	637,046	488,787
1.00%, 02/15/2046(13)	13,679	10,309
1.38%, 02/15/2044(13)	243,413	204,075
1.50%, 02/15/2053(13)	6,979	5,429
1.75%, 01/15/2028(13)	162,475	165,024
2.13%, 02/15/2054(13)	364,303	326,525
2.38%, 01/15/2027 to 02/15/2055(13)	153,616	153,081
2.50%, 01/15/2029(13)	150,988	157,269
3.88%, 04/15/2029(13)	769,049	835,041
United States Treasury Notes
0.63%, 08/15/2030	1,230,000	1,070,004
1.25%, 08/15/2031	1,535,000	1,334,910
1.88%, 02/15/2032	515,000	458,149
2.88%, 05/15/2032	1,920,000	1,804,125
3.50%, 12/15/2028 to 11/30/2030	1,450,000	1,437,911
3.63%, 05/31/2028 to 12/31/2030	17,745,000	17,679,191
3.88%, 04/30/2030 to 08/15/2034	6,280,000	6,238,163
4.00%, 06/30/2028 to 02/28/2030(12)	12,160,000	12,283,025
4.00%, 03/31/2030 to 02/15/2034	4,920,000	4,926,788
4.13%, 11/30/2029	3,210,000	3,257,648
4.25%, 02/28/2029 to 08/15/2035	9,930,000	10,039,767
4.50%, 05/31/2029 to 11/15/2033	6,970,000	7,154,244
4.63%, 02/15/2035	4,475,000	4,615,893
United States Treasury Notes TIPS
0.13%, 07/15/2026 to 07/15/2031(13)	1,569,092	1,494,863
0.25%, 07/15/2029(13)	6,366	6,205
0.63%, 07/15/2032(13)	1,004	952
0.75%, 07/15/2028(13)	167,886	167,555
0.88%, 01/15/2029(13)	173,831	172,905
1.13%, 10/15/2030 to 01/15/2033(13)	628,045	624,479
1.25%, 04/15/2028(13)	1,150,983	1,156,629
1.38%, 07/15/2033(13)	144,095	141,712
1.63%, 10/15/2027(12)(13)	1,132,621	1,150,333
1.63%, 10/15/2029 to 04/15/2030(13)	2,491,058	2,535,587
1.75%, 01/15/2034(13)	885,004	886,852
1.88%, 07/15/2034 to 01/15/2036(13)	328,666	329,652
2.13%, 04/15/2029 to 01/15/2035(13)	476,562	490,487
2.38%, 10/15/2028(13)	219,610	228,160
		122,447,712
Security Description	Shares or Principal Amount	Value

U.S. Government Agency — 6.1%
Federal Home Loan Mtg. Corp.
2.00%, 08/01/2036 to 05/01/2052	$ 5,721,808	$ 4,748,281
2.50%, 03/01/2042 to 05/01/2052	4,188,182	3,622,814
3.00%, 11/01/2034 to 09/01/2052	1,651,308	1,489,755
3.50%, 06/01/2033 to 03/01/2046	91,125	87,425
4.00%, 09/01/2045 to 01/01/2056	1,397,448	1,345,583
5.00%, 12/01/2041 to 10/01/2055	1,172,430	1,177,564
5.50%, 08/01/2053 to 10/01/2055	3,441,855	3,515,759
6.00%, 12/01/2053 to 12/01/2054	299,191	307,278
6.50%, 08/01/2054 to 09/01/2054	303,161	315,167
Federal National Mtg. Assoc.
3.50%, 05/01/2052	613,620	568,176
Federal National Mtg. Assoc.
1.50%, 04/01/2037 to 01/01/2042	1,522,776	1,342,247
2.00%, 09/01/2036 to 03/01/2052	14,730,023	12,368,823
2.50%, 11/01/2031 to 04/01/2052	9,557,540	8,332,934
3.00%, 01/01/2031 to 07/01/2050	4,944,237	4,583,507
3.50%, 11/01/2032 to 01/01/2052	4,939,740	4,684,890
4.00%, 12/01/2040 to 08/01/2052	2,486,581	2,420,979
4.50%, 07/01/2040 to 07/01/2053	2,858,092	2,834,038
5.00%, 10/01/2033 to 07/01/2053	2,155,150	2,173,022
5.50%, 10/01/2035 to 11/01/2055	3,505,720	3,589,742
6.00%, 09/01/2037 to 11/01/2055	4,186,158	4,334,973
6.50%, 03/01/2054 to 06/01/2055	1,286,171	1,335,477
Government National Mtg. Assoc.
1.50%, 12/20/2036 to 05/20/2037	192,731	175,401
2.00%, 07/20/2051 to 01/20/2052	2,155,428	1,793,866
2.50%, 08/20/2050 to 12/20/2051	3,745,796	3,246,741
3.00%, 11/15/2042 to 06/20/2052	1,979,838	1,792,750
3.50%, 08/20/2042 to 01/20/2049	1,678,356	1,577,568
4.00%, 09/20/2045 to 10/20/2052	1,283,719	1,230,645
4.50%, 04/20/2041 to 06/20/2053	1,849,476	1,824,323
5.00%, 08/20/2042 to 08/20/2052	1,238,551	1,258,166
5.00%, February 30 TBA	465,000	464,889
5.50%, 03/20/2048 to 03/20/2049	213,395	220,006
5.50%, February 30 TBA	1,935,000	1,956,136
6.00%, 09/20/2052 to 11/20/2052	340,064	350,617
6.00%, February 30 TBA	280,000	286,404
Uniform Mtg. Backed Securities
2.00%, February 30 TBA	1,205,000	977,300
3.00%, February 30 TBA	900,000	797,568
3.50%, February 30 TBA	705,000	652,007
5.00%, February 30 TBA	1,560,000	1,559,570
		85,342,391
Total U.S. Government & Agency Obligations (cost $223,987,977)		207,790,103
FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Regional(State/Province) — 0.2%
Province of Alberta Canada
3.30%, 03/15/2028	555,000	550,021
4.50%, 01/24/2034	420,000	423,168
Province of British Columbia Canada
4.20%, 07/06/2033	819,000	811,289
Province of Manitoba Canada
4.30%, 07/27/2033	830,000	825,480
		2,609,958
Sovereign — 0.2%
Government of Romania
6.63%, 05/16/2036*	500,000	523,211
Republic of Peru
5.38%, 02/08/2035	190,000	193,515

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of Poland
3.25%, 04/06/2026	$ 110,000	$ 109,872
5.50%, 03/18/2054	400,000	379,452
State of Qatar
3.75%, 04/16/2030*	200,000	197,857
United Mexican States
2.66%, 05/24/2031	639,000	566,218
3.50%, 02/12/2034	775,000	667,662
		2,637,787
Total Foreign Government Obligations (cost $5,396,325)		5,247,745
MUNICIPAL SECURITIES — 0.5%
California State Public Works Board Revenue Bonds
7.80%, 03/01/2035	300,000	334,250
County of Fulton GA General Obligation Bonds
5.15%, 07/01/2039	805,000	818,300
Detroit City School District General Obligation Bonds
6.65%, 05/01/2029	295,000	314,291
Florida Development Finance Corp. Revenue Bonds
4.11%, 04/01/2050	810,000	652,138
Grand Parkway Transportation Corp. Revenue Bonds
3.24%, 10/01/2052	390,000	271,003
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds
5.72%, 12/01/2038	375,000	388,264
Municipal Electric Authority of Georgia Revenue Bonds
6.66%, 04/01/2057	1,016,000	1,108,198
New York State Dormitory Authority Revenue Bonds
3.88%, 07/01/2046	200,000	160,183
Northern California Power Agency Revenue Bonds
7.31%, 06/01/2040	300,000	332,452
Public Finance Authority Revenue Bonds
3.41%, 07/01/2051	930,000	652,802
San Jose Redevelopment Agency Successor Agency Tax Allocation
3.38%, 08/01/2034	285,000	269,564
State of California General Obligation Bonds
7.50%, 04/01/2034	300,000	347,966
Texas A&M University Revenue Bonds
3.33%, 05/15/2039	1,100,000	961,779
Western Minnesota Municipal Power Agency Revenue Bonds
3.16%, 01/01/2039	770,000	660,596
Total Municipal Securities (cost $8,369,031)		7,271,786
Security Description		Shares or Principal Amount	Value
PURCHASED OPTIONS† — 0.3%
Purchased Options - Puts — 0.3%
Over the Counter put option on the S&P 500 Index (Expiration Date: 06/18/2026; Strike Price: $5,600.00; Counterparty: Goldman Sachs International) (cost $5,413,480)		838	$ 4,011,601
WARRANTS — 0.0%
Mining — 0.0%
Dundee Corp. Expires 12/16/2026†	CAD	4,722	0
Ivanhoe Electric, Inc. Expires 02/11/2026†		4,543	45,839
Total Warrants (cost $45)			45,839
Total Long-Term Investment Securities (cost $1,031,252,748)			1,259,231,848
SHORT-TERM INVESTMENTS — 10.5%
Unaffiliated Investment Companies — 10.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.65%(14) (cost $146,821,379)		146,821,380	146,821,380
TOTAL INVESTMENTS (cost $1,178,074,127)(15)		100.9%	1,406,053,228
Other assets less liabilities		(0.9)	(12,620,945)
NET ASSETS		100.0%	$1,393,432,283
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA T. Rowe Price VCP Balanced Portfolio has no right to demand registration of these securities. At January 31, 2026, the aggregate value of these securities was $98,128,874 representing 7.0% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2026, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Alrosa PJSC	03/13/20, 03/18/20 06/09/21, 06/10/21 06/22/21	121,860	$184,374	$0	$0.00	0.0%
Americas Gold & Silver Corp.	12/01/25	15,266	61,064	107,610	7.05	0.0
Canva, Inc., Class B	08/16/21, 11/04/21 12/17/21	120	204,536	209,768	1,748.07	0.0
Farmer's Business Network, Inc.	11/03/17	413	7,626	0	0.00	0.0
Gusto, Inc.	10/04/21	2,300	66,213	55,890	24.30	0.0

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
Polyus PJSC	03/27/20, 04/03/20 06/09/21, 06/10/21 06/11/21, 06/22/21	4,280	$77,570	$0	$0.00	0.0%
USA Rare Earth, Inc.	01/26/26	4,578	98,427	97,507	21.30	0.0
Convertible Preferred Stocks
Canva, Inc. Series A	11/04/21, 12/17/21	8	13,637	13,984	1,748.07	0.0
Databricks, Inc. Series G	02/01/21	1,206	71,302	229,140	190.00	0.0
Databricks, Inc. Series H	08/31/21	2,613	192,014	496,470	190.00	0.1
Farmer's Business Network, Inc. Series D	11/03/17	150	2,769	0	0.00	0.0
Gusto, Inc. Series E	07/13/21	3,216	97,751	78,149	24.30	0.0
KoBold Metals Co. Series B-1	01/10/22	3,900	106,903	439,185	112.61	0.0
Lilac Solutions, Inc. Series B	09/08/21	4,155	54,547	41,218	9.92	0.0
				$1,768,921		0.1%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	PIK (“Payment-in-Kind”) security – Income may be paid in additional securities and/or cash at the discretion of the issuer.
(5)	Security in default of interest.
(6)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(7)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. The rate shown represents the rate at the end of the period. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(8)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(9)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(10)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of January 31, 2026.
(11)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(12)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(13)	Principal amount of security is adjusted for inflation.
(14)	The rate shown is the 7-day yield as of January 31, 2026.
(15)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
CDI—CHESS Depositary Interest
CLO—Collateralized Loan Obligation
CVA—Certification Van Aandelen (Dutch Cert.)
FRS—Floating Rate Security
GDR—Global Depositary Receipt
JSE—Johannesburg Stock Exchange
LSE—London Stock Exchange
NASDAQ—National Association of Securities Dealers Automated Quotations
NYSE—New York Stock Exchange
REMIC—Real Estate Mortgage Investment Conduit
SDR—Swedish Depositary Receipt
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TSX—Toronto Stock Exchange
VRS—Variable Rate Security
XAMS—Euronext Amsterdam Stock Exchange
CAD—Canadian Dollar
The rates shown on FRS and/or VRS are the current interest rates at January 31, 2026 and unless noted otherwise, the dates shown are the original maturity dates.

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	CDX Investment Grade Index Series 45	0.494	11,000,000	USD	11,000,000	1.000%	Quarterly	Dec 2030	$229,495	$18,388	$247,883
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

USD—United States Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
361	Long	MSCI EAFE Index	March 2026	$ 52,108,034	$ 54,814,240	$2,706,206
520	Long	S&P 500 E-Mini Index	March 2026	179,251,553	181,109,500	1,857,947
105	Short	U.S. Treasury 10 Year Notes	March 2026	11,898,483	11,741,954	156,529
11	Short	U.S. Treasury 2 Year Notes	March 2026	2,297,186	2,293,414	3,772
44	Short	U.S. Treasury Long Bonds	March 2026	5,141,063	5,065,500	75,563
15	Short	U.S. Treasury Ultra Bonds	March 2026	1,802,322	1,761,562	40,760
						$4,840,777
						Unrealized (Depreciation)
65	Long	U.S. Treasury 5 Year Notes	March 2026	$7,123,356	$7,080,430	$ (42,926)
		Net Unrealized Appreciation (Depreciation)				$4,797,851
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Agriculture	$2,266,376	$—	$0	$2,266,376
Commercial Services	8,222,327	—	55,890	8,278,217
Computer Graphics	—	—	209,768	209,768
Mining	24,910,315	524,218	0	25,434,533
Other Industries	800,692,053	—	—	800,692,053
Preferred Stocks	—	574,055	—	574,055
Convertible Preferred Stocks	—	—	1,298,146	1,298,146
Corporate Bonds & Notes	—	147,582,017	—	147,582,017
Loans	—	3,014,571	—	3,014,571
Asset Backed Securities	—	20,182,339	—	20,182,339
Collateralized Mortgage Obligations	—	25,332,699	—	25,332,699
U.S. Government & Agency Obligations	—	207,790,103	—	207,790,103
Foreign Government Obligations	—	5,247,745	—	5,247,745
Municipal Securities	—	7,271,786	—	7,271,786
Purchased Options	—	4,011,601	—	4,011,601
Warrants	—	45,839	—	45,839
Short-Term Investments	146,821,380	—	—	146,821,380
Total Investments at Value	$982,912,451	$421,576,973	$1,563,804	$1,406,053,228
Other Financial Instruments:†
Swaps	$—	$18,388	$—	$18,388
Futures Contracts	4,840,777	—	—	4,840,777
Total Other Financial Instruments	$4,840,777	$18,388	$—	$4,859,165
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$42,926	$—	$—	$42,926
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 82.6%
Domestic Equity Investment Companies — 50.8%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	7,600,765	$ 159,008,013
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	11,640,111	136,072,895
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	13,192,780	151,585,046
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	4,523,799	65,368,897
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	6,952,278	111,166,926
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	4,402,451	50,143,919
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	4,792,533	287,024,792
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	989,213	12,454,188
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	3,811,196	45,658,122
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	10,626,437	223,048,922
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	4,018,334	71,405,801
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	6,764,059	169,507,322
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	10,035,707	150,937,027
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	12,092,890	97,226,837
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	8,200,990	159,755,288
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	5,036,966	159,671,830
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	7,089,940	169,236,857
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	4,737,859	92,435,626
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	12,721,408	388,130,158
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	20,960,471	862,733,006
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	16,056,810	314,552,918
SunAmerica Series Trust SA MFS Large Cap Growth, Class 1	16,942,186	272,430,343
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	7,546,661	123,312,434
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	3,573,860	56,609,945
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	3,216,756	46,996,805
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1	3,132,935	158,965,104
Total Domestic Equity Investment Companies (cost $4,023,763,509)		4,535,439,021
Domestic Fixed Income Investment Companies — 22.3%
Seasons Series Trust SA American Century Inflation Managed Portfolio, Class 1	14,408,822	126,077,187
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	42,110,014	430,364,339
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	18,175,368	215,559,868
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	8,620,752	$ 82,931,637
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	10,426,621	106,872,862
SunAmerica Series Trust SA Goldman Sachs Government & Quality Bond Portfolio, Class 1	28,964,712	380,885,967
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	67,508,157	558,967,537
SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio, Class 1	4,607,616	49,577,948
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	8,431,096	44,516,188
Total Domestic Fixed Income Investment Companies (cost $2,114,397,964)		1,995,753,533
International Equity Investment Companies — 9.3%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	12,739,191	135,290,213
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	1,408,232	28,671,612
SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio, Class 1	7,263,536	157,473,459
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	6,295,558	123,896,573
SunAmerica Series Trust SA International Index Portfolio, Class 1	7,162,526	123,696,832
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	2,737,180	32,189,232
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	10,484,719	113,234,970
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	2,535,318	45,939,954
SunAmerica Series Trust SA Putnam International Value Portfolio, Class 1	4,896,007	70,257,700
Total International Equity Investment Companies (cost $674,980,543)		830,650,545
International Fixed Income Investment Companies — 0.2%
SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio, Class 1 (cost $19,738,263)	1,969,475	18,690,318
Total Affiliated Investment Companies (cost $6,832,880,279)		7,380,533,417
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 13.5%
U.S. Government — 13.5%
United States Treasury Notes
3.38%, 05/15/2033	$ 9,847,000	9,423,887
3.88%, 08/15/2033 to 08/15/2034	237,049,200	233,244,608
4.00%, 02/15/2034 to 11/15/2035	334,696,200	330,627,974
4.25%, 11/15/2034 to 05/15/2035	108,550,000	108,837,400
4.25%, 08/15/2035(2)	124,999,200	125,116,387
4.38%, 05/15/2034	212,358,300	215,809,122
4.50%, 11/15/2033	113,967,300	117,012,364
4.63%, 02/15/2035	64,088,700	66,106,493
Total U.S. Government & Agency Obligations (cost $1,205,028,455)		1,206,178,235
PURCHASED OPTIONS† — 0.9%
Purchased Options - Puts — 0.9%
Over the Counter put option on the S&P 500 Index (Expiration Date: 06/18/2026; Strike Price: $5,900.00; Counterparty: Goldman Sachs International)	160,000	10,698,459

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Purchased Options - Puts (continued)
Over the Counter put option on the S&P 500 Index (Expiration Date: 06/18/2026; Strike Price: $5,900.00; Counterparty: UBS AG)	80,000	$ 5,349,229
Over the Counter put option on the S&P 500 Index (Expiration Date: 07/17/2026; Strike Price: $5,950.00; Counterparty: Goldman Sachs International)	270,000	23,605,512
Over the Counter put option on the S&P 500 Index (Expiration Date: 08/21/2026; Strike Price: $6,150.00; Counterparty: Citibank, N.A.)	290,000	38,235,763
Over the Counter put option on the S&P 500 Index (Expiration Date: 08/21/2026; Strike Price: $6,150.00; Counterparty: UBS AG)	20,000	2,636,949
Total Purchased Options (cost $101,891,752)		80,525,912
Total Long-Term Investment Securities (cost $8,139,800,486)		8,667,237,564
SHORT-TERM INVESTMENTS — 3.7%
Unaffiliated Investment Companies — 3.7%
AllianceBernstein Government STIF Portfolio, Class AB 3.74%(3) (cost $334,922,334)	334,922,334	334,922,334
TOTAL INVESTMENTS (cost $8,474,722,820)(4)	100.7%	9,002,159,898
Other assets less liabilities	(0.7)	(62,883,287)
NET ASSETS	100.0%	$8,939,276,611
#	The SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.venerable.onlineprospectus.net/funds/sast_sst
†	Non-income producing security
(1)	See Note 8.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	The rate shown is the 7-day yield as of January 31, 2026.
(4)	See Note 4 for cost of investments on a tax basis.
STIF—Short Term Investment Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
3,300	Long	S&P 500 E-Mini Index	March 2026	$1,144,261,507	$1,149,348,750	$5,087,243
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$7,380,533,417	$—	$—	$7,380,533,417
U.S. Government & Agency Obligations	—	1,206,178,235	—	1,206,178,235
Purchased Options	—	80,525,912	—	80,525,912
Short-Term Investments	334,922,334	—	—	334,922,334
Total Investments at Value	$7,715,455,751	$1,286,704,147	$—	$9,002,159,898
Other Financial Instruments:†
Futures Contracts	$5,087,243	$—	$—	$5,087,243
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 82.7%
Domestic Equity Investment Companies — 58.2%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	5,180,074	$ 108,367,151
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	5,389,361	63,001,628
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	9,361,633	107,565,161
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	3,378,932	48,825,575
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	2,371,163	37,914,896
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	4,741,652	54,007,412
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	2,125,295	127,283,949
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	5,470,559	68,874,333
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	1,987,490	23,810,126
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	7,562,088	158,728,235
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	1,521,294	27,033,394
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	4,359,619	109,252,055
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	8,152,528	122,614,015
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	2,695,894	21,674,989
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	4,827,907	94,047,633
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	3,743,967	118,683,755
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	7,556,866	180,382,390
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	2,149,681	41,940,270
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	6,010,906	183,392,734
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	12,259,254	504,590,904
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	11,925,348	233,617,564
SunAmerica Series Trust SA MFS Large Cap Growth, Class 1	7,542,050	121,276,160
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	6,762,191	110,494,206
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	2,346,297	37,165,341
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,474,615	21,544,132
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1	956,661	48,541,005
Total Domestic Equity Investment Companies (cost $2,558,860,195)		2,774,629,013
Domestic Fixed Income Investment Companies — 14.0%
Seasons Series Trust SA American Century Inflation Managed Portfolio, Class 1	5,035,211	44,058,095
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	11,919,422	121,816,492
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	6,892,172	81,741,161
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	3,418,611	$ 32,887,036
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	3,831,925	39,277,227
SunAmerica Series Trust SA Goldman Sachs Government & Quality Bond Portfolio, Class 1	9,349,897	122,951,144
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	22,583,587	186,992,100
SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio, Class 1	1,436,549	15,457,272
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	4,125,008	21,780,044
Total Domestic Fixed Income Investment Companies (cost $701,148,524)		666,960,571
International Equity Investment Companies — 10.3%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	5,813,667	61,741,139
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	935,275	19,042,203
SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio, Class 1	3,550,580	76,976,575
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	3,088,765	60,786,884
SunAmerica Series Trust SA International Index Portfolio, Class 1	5,025,238	86,785,856
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	1,086,575	12,778,124
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	3,918,480	42,319,587
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	2,745,433	49,747,242
SunAmerica Series Trust SA Putnam International Value Portfolio, Class 1	5,593,339	80,264,420
Total International Equity Investment Companies (cost $409,788,960)		490,442,030
International Fixed Income Investment Companies — 0.2%
SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio, Class 1 (cost $12,137,144)	1,213,059	11,511,933
Total Affiliated Investment Companies (cost $3,681,934,823)		3,943,543,547
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 14.9%
U.S. Government — 14.9%
United States Treasury Notes
3.38%, 05/15/2033	$ 32,094,200	30,715,152
3.88%, 08/15/2033 to 08/15/2034	158,263,000	155,791,476
4.00%, 02/15/2034 to 11/15/2035	126,477,400	124,728,465
4.25%, 11/15/2034 to 05/15/2035	139,252,900	139,645,753
4.25%, 08/15/2035(2)	47,664,200	47,708,885
4.38%, 05/15/2034	87,513,900	88,936,001
4.50%, 11/15/2033	77,889,100	79,970,200
4.63%, 02/15/2035	41,658,500	42,970,092
Total U.S. Government & Agency Obligations (cost $710,326,402)		710,466,024
PURCHASED OPTIONS† — 0.9%
Purchased Options - Puts — 0.9%
Over the Counter put option on the S&P 500 Index (Expiration Date: 06/18/2026; Strike Price: $5,900.00; Counterparty: Goldman Sachs International)	90,000	6,017,884

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Purchased Options - Puts (continued)
Over the Counter put option on the S&P 500 Index (Expiration Date: 06/18/2026; Strike Price: $5,900.00; Counterparty: UBS AG)	55,000	$ 3,677,595
Over the Counter put option on the S&P 500 Index (Expiration Date: 07/17/2026; Strike Price: $5,950.00; Counterparty: Goldman Sachs International)	140,000	12,239,895
Over the Counter put option on the S&P 500 Index (Expiration Date: 08/21/2026; Strike Price: $6,150.00; Counterparty: Citibank, N.A.)	140,000	18,458,644
Over the Counter put option on the S&P 500 Index (Expiration Date: 08/21/2026; Strike Price: $6,150.00; Counterparty: UBS AG)	10,000	1,318,474
Total Purchased Options (cost $53,757,804)		41,712,492
Total Long-Term Investment Securities (cost $4,446,019,029)		4,695,722,063
SHORT-TERM INVESTMENTS — 2.2%
Unaffiliated Investment Companies — 2.2%
AllianceBernstein Government STIF Portfolio, Class AB 3.74%(3) (cost $103,464,766)	103,464,766	103,464,766
TOTAL INVESTMENTS (cost $4,549,483,795)(4)	100.7%	4,799,186,829
Other assets less liabilities	(0.7)	(31,093,110)
NET ASSETS	100.0%	$4,768,093,719
#	The SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.venerable.onlineprospectus.net/funds/sast_sst
†	Non-income producing security
(1)	See Note 8.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	The rate shown is the 7-day yield as of January 31, 2026.
(4)	See Note 4 for cost of investments on a tax basis.
STIF—Short Term Investment Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
600	Long	S&P 500 E-Mini Index	March 2026	$209,161,734	$208,972,500	$(189,234)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$3,943,543,547	$—	$—	$3,943,543,547
U.S. Government & Agency Obligations	—	710,466,024	—	710,466,024
Purchased Options	—	41,712,492	—	41,712,492
Short-Term Investments	103,464,766	—	—	103,464,766
Total Investments at Value	$4,047,008,313	$752,178,516	$—	$4,799,186,829
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$189,234	$—	$—	$189,234
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA VCP Index Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 82.1%
Domestic Equity Investment Companies — 48.7%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	5,267,148	$216,795,805
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	2,307,339	36,548,257
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,626,929	23,769,435
Total Domestic Equity Investment Companies (cost $215,598,999)		277,113,497
Domestic Fixed Income Investment Companies — 22.5%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	6,335,581	60,948,291
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	6,542,765	67,063,337
Total Domestic Fixed Income Investment Companies (cost $132,336,552)		128,011,628
International Equity Investment Companies — 10.9%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $42,518,622)	3,597,840	62,134,689
Total Affiliated Investment Companies (cost $390,454,173)		467,259,814
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 1.9%
U.S. Government — 1.9%
United States Treasury Notes
4.63%, 09/15/2026(2) (cost $10,839,327)	$10,800,000	10,863,872
PURCHASED OPTIONS† — 0.3%
Purchased Options - Puts — 0.3%
Over the Counter put option on the S&P 500 Index (Expiration Date: 06/18/2026; Strike Price: $5,600.00; Counterparty: Goldman Sachs International) (cost $2,170,560)	336	1,608,470
Total Long-Term Investment Securities (cost $403,464,060)		479,732,156
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 16.1%
Unaffiliated Investment Companies — 16.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.65%(3)	91,592,491	$ 91,592,491
T. Rowe Price Government Reserve Fund 3.76%(3)	1,237	1,237
Total Short-Term Investments (cost $91,593,728)		91,593,728
TOTAL INVESTMENTS (cost $495,057,788)(4)	100.4%	571,325,884
Other assets less liabilities	(0.4)	(2,045,403)
NET ASSETS	100.0%	$569,280,481
#	The SunAmerica Series Trust SA VCP Index Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.venerable.onlineprospectus.net/funds/sast_sst/
†	Non-income producing security
(1)	See Note 8.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	The rate shown is the 7-day yield as of January 31, 2026.
(4)	See Note 4 for cost of investments on a tax basis.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
48	Long	E-Mini Russell 2000 Index	March 2026	$ 6,176,480	$ 6,299,040	$ 122,560
108	Long	MSCI EAFE Index	March 2026	15,589,280	16,398,720	809,440
229	Long	S&P 500 E-Mini Index	March 2026	78,820,214	79,757,837	937,623
27	Long	S&P Mid Cap 400 E-Mini Index	March 2026	9,116,706	9,308,250	191,544
						$2,061,167
						Unrealized (Depreciation)
13	Long	U.S. Treasury 10 Year Notes	March 2026	$1,473,183	$1,453,766	$ (19,417)
11	Long	U.S. Treasury 2 Year Notes	March 2026	2,297,617	2,293,414	(4,203)
13	Long	U.S. Treasury 5 Year Notes	March 2026	1,425,878	1,416,086	(9,792)
4	Long	U.S. Treasury Long Bonds	March 2026	467,412	460,500	(6,912)
2	Long	U.S. Treasury Ultra Bonds	March 2026	240,331	234,875	(5,456)
						$(45,780)
		Net Unrealized Appreciation (Depreciation)				$2,015,387
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA VCP Index Allocation Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2026 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$467,259,814	$—	$—	$467,259,814
U.S. Government & Agency Obligations	—	10,863,872	—	10,863,872
Purchased Options	—	1,608,470	—	1,608,470
Short-Term Investments	91,593,728	—	—	91,593,728
Total Investments at Value	$558,853,542	$12,472,342	$—	$571,325,884
Other Financial Instruments:†
Futures Contracts	$2,061,167	$—	$—	$2,061,167
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$45,780	$—	$—	$45,780
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2026

	SA AB Growth	SA AB Small & Mid Cap Value	SA BlackRock Multi-Factor 70/30	SA Emerging Markets Equity Index	SA Federated Hermes Corporate Bond
ASSETS:
Investments at value (unaffiliated)*	$1,770,034,156	$488,053,566	$126,777,742	$122,419,547	$1,495,274,287
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	—
Cash	20,805,408	7,677,563	—	62,559	27,995
Foreign cash*	—	—	—	383,977	—
Cash collateral on futures contracts	—	—	—	33,000	392,750
Cash collateral on centrally cleared swap contracts	—	—	—	—	—
Cash collateral for over-the-counter derivative contracts	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Receivable for:
Fund shares sold	22,156	5,210	92,086	3,279	11,707
Dividends and interest	317,222	11,229	755	123,822	18,170,557
Investments sold	3,348,563	298,264	—	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	—	—	—	—	—
Due from investment adviser for expense reimbursements/fee waivers	—	29,129	53,218	31,817	—
Premiums paid on over-the-counter swap contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	—	—
Total assets	1,794,527,505	496,074,961	126,923,801	123,058,001	1,513,877,296
LIABILITIES:
Payable for:
Fund shares redeemed	671,161	214,881	5,911	55,530	319,044
Investments purchased	—	88,245	—	—	1,367,115
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	934,089	385,128	69,835	44,853	666,080
Service fees—Class 2	9,540	1,032	—	—	1,299
Service fees—Class 3	151,126	83,986	26,816	5,467	231,877
Transfer agent fees	1,944	1,007	360	1,008	1,296
Trustees' fees and expenses	13,626	3,685	963	859	11,426
Other accrued expenses	139,896	108,513	70,957	115,055	177,297
Interest on Forward sales contracts	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	1,093,039	—
Due to custodian	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	22,618	19,501
Payable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	—	—	—
Forward sales contracts, at value*	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized depreciation on over-the-counter swap contracts	—	—	—	—	—
Payable for collateral on Forward sales contracts	—	—	—	—	—
Total liabilities	1,921,382	886,477	174,842	1,338,429	2,794,935
Commitments and contingent liabilities (Note 5)
Net assets	$1,792,606,123	$495,188,484	$126,748,959	$121,719,572	$1,511,082,361
* Cost
Investments (unaffiliated)	$1,092,859,833	$435,883,414	$111,804,916	$81,141,125	$1,563,411,417
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$—	$—	$—	$378,106	$—
Proceeds from forward sales contracts	$—	$—	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2026 — (continued)

	SA AB Growth	SA AB Small & Mid Cap Value	SA BlackRock Multi-Factor 70/30	SA Emerging Markets Equity Index	SA Federated Hermes Corporate Bond
NET ASSETS REPRESENTED BY:
Paid in capital	$914,954,927	$433,786,632	$103,076,200	$87,899,142	$1,571,149,816
Total accumulated earnings (loss)	877,651,196	61,401,852	23,672,759	33,820,430	(60,067,455)
Net assets	$1,792,606,123	$495,188,484	$126,748,959	$121,719,572	$1,511,082,361
Class 1 (unlimited shares authorized):
Net assets	$1,019,986,004	$90,026,453	$206,963	$94,467,710	$413,091,855
Shares of beneficial interest issued and outstanding	17,029,826	7,149,912	10,537	4,639,805	34,840,392
Net asset value, offering and redemption price per share	$59.89	$12.59	$19.64	$20.36	$11.86
Class 2 (unlimited shares authorized):
Net assets	$73,415,424	$8,206,782	$—	$—	$10,237,886
Shares of beneficial interest issued and outstanding	1,268,609	651,784	—	—	862,386
Net asset value, offering and redemption price per share	$57.87	$12.59	$—	$—	$11.87
Class 3 (unlimited shares authorized):
Net assets	$699,204,695	$396,955,249	$126,541,996	$27,251,862	$1,087,752,620
Shares of beneficial interest issued and outstanding	12,581,557	32,182,062	6,477,641	1,349,885	92,634,835
Net asset value, offering and redemption price per share	$55.57	$12.33	$19.54	$20.19	$11.74
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2026 — (continued)

	SA Fidelity Institutional AM® Global Equities(1)	SA Fidelity Institutional AM® International Growth	SA Fidelity Institutional AM® Real Estate	SA Fixed Income Index	SA Fixed Income Intermediate Index
ASSETS:
Investments at value (unaffiliated)*	$350,980,886	$255,929,617	$240,829,070	$528,196,380	$505,900,647
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	3,400,946	—	—	—	—
Cash	9,479	189,752	1,094,284	4	2
Foreign cash*	750,624	152,555	—	—	—
Cash collateral on futures contracts	—	—	—	—	—
Cash collateral on centrally cleared swap contracts	—	—	—	—	—
Cash collateral for over-the-counter derivative contracts	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Receivable for:
Fund shares sold	16,002	65,984	23	88,290	7,544
Dividends and interest	761,632	518,176	313,802	5,176,560	4,642,853
Investments sold	395,854	1,126,921	248,791	4,360,479	8,624,716
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	—	—	15	—	—
Due from investment adviser for expense reimbursements/fee waivers	8,961	10,028	—	16,889	20,508
Premiums paid on over-the-counter swap contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	—	—
Total assets	356,324,384	257,993,033	242,485,985	537,838,602	519,196,270
LIABILITIES:
Payable for:
Fund shares redeemed	699,165	123,880	110,192	263,323	221,420
Investments purchased	497,024	3,025,103	486,279	2,663,610	5,704,082
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	223,877	165,204	157,931	136,830	131,307
Service fees—Class 2	375	—	341	—	—
Service fees—Class 3	13,325	4,652	28,588	21,171	12,258
Transfer agent fees	605	792	1,080	—	1,296
Trustees' fees and expenses	2,582	2,092	1,954	4,212	3,788
Other accrued expenses	73,432	107,287	87,580	117,723	112,057
Interest on Forward sales contracts	—	—	—	—	—
Accrued foreign tax on capital gains	—	662,964	—	—	—
Due to custodian	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—
Payable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	—	—	—
Forward sales contracts, at value*	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized depreciation on over-the-counter swap contracts	—	—	—	—	—
Payable for collateral on Forward sales contracts	—	—	—	—	—
Total liabilities	1,510,385	4,091,974	873,945	3,206,869	6,186,208
Commitments and contingent liabilities (Note 5)
Net assets	$354,813,999	$253,901,059	$241,612,040	$534,631,733	$513,010,062
* Cost
Investments (unaffiliated)	$274,016,085	$196,412,645	$219,734,197	$536,146,541	$505,278,278
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$755,316	$149,878	$—	$—	$—
Proceeds from forward sales contracts	$—	$—	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2026 — (continued)

	SA Fidelity Institutional AM® Global Equities(1)	SA Fidelity Institutional AM® International Growth	SA Fidelity Institutional AM® Real Estate	SA Fixed Income Index	SA Fixed Income Intermediate Index
NET ASSETS REPRESENTED BY:
Paid in capital	$202,978,865	$166,308,950	$214,539,153	$564,150,818	$512,634,941
Total accumulated earnings (loss)	151,835,134	87,592,109	27,072,887	(29,519,085)	375,121
Net assets	$354,813,999	$253,901,059	$241,612,040	$534,631,733	$513,010,062
Class 1 (unlimited shares authorized):
Net assets	$288,592,548	$232,055,753	$103,958,035	$433,799,768	$455,297,251
Shares of beneficial interest issued and outstanding	13,313,806	11,788,834	8,680,436	45,096,966	44,408,841
Net asset value, offering and redemption price per share	$21.68	$19.68	$11.98	$9.62	$10.25
Class 2 (unlimited shares authorized):
Net assets	$2,929,940	$—	$2,691,438	$—	$—
Shares of beneficial interest issued and outstanding	135,608	—	225,238	—	—
Net asset value, offering and redemption price per share	$21.61	$—	$11.95	$—	$—
Class 3 (unlimited shares authorized):
Net assets	$63,291,511	$21,845,306	$134,962,567	$100,831,965	$57,712,811
Shares of beneficial interest issued and outstanding	2,977,913	1,121,184	11,426,627	10,553,536	5,662,778
Net asset value, offering and redemption price per share	$21.25	$19.48	$11.81	$9.55	$10.19

(1)	Prior to July 28, 2025, the Portfolio was known as SA JPMorgan Global Equities Portfolio.
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2026 — (continued)

	SA Franklin BW U.S. Large Cap Value	SA Franklin Small Company Value	SA Franklin Systematic U.S. Large Cap Core	SA Franklin Systematic U.S. Large Cap Value	SA Franklin Tactical Opportunities
ASSETS:
Investments at value (unaffiliated)*	$1,258,348,614	$296,046,685	$332,586,259	$581,172,806	$120,013,183
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	—
Cash	1,024,706	—	—	66	2,403
Foreign cash*	—	48	—	—	738
Cash collateral on futures contracts	—	—	—	—	226,853
Cash collateral on centrally cleared swap contracts	—	—	—	—	—
Cash collateral for over-the-counter derivative contracts	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Receivable for:
Fund shares sold	1,564	2,330	—	—	12,517
Dividends and interest	1,720,490	112,363	286,673	602,164	380,880
Investments sold	5,784,323	1,124,945	—	—	3,323,637
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	1,056	—	—	—	17
Due from investment adviser for expense reimbursements/fee waivers	57,330	24,809	—	—	16,198
Premiums paid on over-the-counter swap contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	—	—
Total assets	1,266,938,083	297,311,180	332,872,932	581,775,036	123,976,426
LIABILITIES:
Payable for:
Fund shares redeemed	581,580	139,565	194,676	207,653	32,090
Investments purchased	6,140,868	794,672	—	—	12,359,521
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	768,676	241,834	130,153	297,792	64,726
Service fees—Class 2	5,268	—	—	652	—
Service fees—Class 3	92,451	39,980	5,715	49,393	23,094
Transfer agent fees	1,511	935	791	1,224	432
Trustees' fees and expenses	9,090	2,215	2,263	4,144	895
Other accrued expenses	138,001	83,465	69,305	87,351	88,576
Interest on Forward sales contracts	—	—	—	—	3,117
Accrued foreign tax on capital gains	—	—	—	—	—
Due to custodian	—	—	13	—	—
Payable for variation margin on futures contracts	—	—	—	—	10,152
Payable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	—	—	—
Forward sales contracts, at value*	—	—	—	—	2,103,330
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized depreciation on over-the-counter swap contracts	—	—	—	—	—
Payable for collateral on Forward sales contracts	—	—	—	—	—
Total liabilities	7,737,445	1,302,666	402,916	648,209	14,685,933
Commitments and contingent liabilities (Note 5)
Net assets	$1,259,200,638	$296,008,514	$332,470,016	$581,126,827	$109,290,493
* Cost
Investments (unaffiliated)	$910,981,358	$241,537,628	$270,783,228	$468,881,345	$97,329,962
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$—	$48	$—	$—	$734
Proceeds from forward sales contracts	$—	$—	$—	$—	$(2,109,050)
@ Premiums received on options written	$—	$—	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2026 — (continued)

	SA Franklin BW U.S. Large Cap Value	SA Franklin Small Company Value	SA Franklin Systematic U.S. Large Cap Core	SA Franklin Systematic U.S. Large Cap Value	SA Franklin Tactical Opportunities
NET ASSETS REPRESENTED BY:
Paid in capital	$766,940,660	$230,064,985	$231,363,288	$419,880,088	$78,510,898
Total accumulated earnings (loss)	492,259,978	65,943,529	101,106,728	161,246,739	30,779,595
Net assets	$1,259,200,638	$296,008,514	$332,470,016	$581,126,827	$109,290,493
Class 1 (unlimited shares authorized):
Net assets	$778,590,358	$105,149,209	$305,200,639	$342,054,437	$107,914
Shares of beneficial interest issued and outstanding	37,086,338	5,917,964	12,177,973	22,748,089	7,439
Net asset value, offering and redemption price per share	$20.99	$17.77	$25.06	$15.04	$14.51
Class 2 (unlimited shares authorized):
Net assets	$41,525,457	$—	$—	$5,056,804	$—
Shares of beneficial interest issued and outstanding	1,975,095	—	—	337,365	—
Net asset value, offering and redemption price per share	$21.02	$—	$—	$14.99	$—
Class 3 (unlimited shares authorized):
Net assets	$439,084,823	$190,859,305	$27,269,377	$234,015,586	$109,182,579
Shares of beneficial interest issued and outstanding	21,145,098	10,965,275	1,099,213	15,921,248	7,582,719
Net asset value, offering and redemption price per share	$20.77	$17.41	$24.81	$14.70	$14.40
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2026 — (continued)

	SA Global Index Allocation 60/40	SA Global Index Allocation 75/25	SA Global Index Allocation 90/10	SA Goldman Sachs Multi- Asset Insights	SA Index Allocation 60/40
ASSETS:
Investments at value (unaffiliated)*	$—	$—	$—	$53,295,643	$—
Investments at value (affiliated)*	112,468,519	111,868,036	437,065,231	—	283,775,725
Repurchase agreements (cost approximates value)	—	—	—	—	—
Cash	—	—	—	—	—
Foreign cash*	—	—	—	192,562	—
Cash collateral on futures contracts	—	—	—	321,903	—
Cash collateral on centrally cleared swap contracts	—	—	—	—	—
Cash collateral for over-the-counter derivative contracts	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—
Receivable for variation margin on centrally cleared swap contracts	—	—	—	151,209	—
Receivable for:
Fund shares sold	3	82,330	—	—	—
Dividends and interest	—	—	—	100,318	—
Investments sold	7,090	—	616,051	967,561	59,144
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	7,642	—
Prepaid expenses and other assets	—	—	—	—	—
Due from investment adviser for expense reimbursements/fee waivers	6,136	4,584	—	12,647	—
Premiums paid on over-the-counter swap contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	—	—
Total assets	112,481,748	111,954,950	437,681,282	55,049,485	283,834,869
LIABILITIES:
Payable for:
Fund shares redeemed	7,092	16,743	616,052	8,009	59,144
Investments purchased	—	65,587	—	806,098	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	9,511	9,427	36,928	31,862	24,145
Service fees—Class 2	—	—	—	—	—
Service fees—Class 3	23,752	23,464	91,413	11,336	60,272
Transfer agent fees	424	360	360	432	360
Trustees' fees and expenses	902	915	3,026	497	2,136
Other accrued expenses	43,622	45,233	47,891	90,776	47,127
Interest on Forward sales contracts	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Due to custodian	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	20,768	—
Payable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	—	—	—
Forward sales contracts, at value*	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized depreciation on over-the-counter swap contracts	—	—	—	—	—
Payable for collateral on Forward sales contracts	—	—	—	—	—
Total liabilities	85,303	161,729	795,670	969,778	193,184
Commitments and contingent liabilities (Note 5)
Net assets	$112,396,445	$111,793,221	$436,885,612	$54,079,707	$283,641,685
* Cost
Investments (unaffiliated)	$—	$—	$—	$47,513,395	$—
Investments (affiliated)	$98,910,485	$94,538,026	$351,401,368	$—	$249,848,624
Foreign cash	$—	$—	$—	$185,799	$—
Proceeds from forward sales contracts	$—	$—	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2026 — (continued)

	SA Global Index Allocation 60/40	SA Global Index Allocation 75/25	SA Global Index Allocation 90/10	SA Goldman Sachs Multi- Asset Insights	SA Index Allocation 60/40
NET ASSETS REPRESENTED BY:
Paid in capital	$93,918,067	$83,861,438	$308,432,092	$46,829,578	$221,264,459
Total accumulated earnings (loss)	18,478,378	27,931,783	128,453,520	7,250,129	62,377,226
Net assets	$112,396,445	$111,793,221	$436,885,612	$54,079,707	$283,641,685
Class 1 (unlimited shares authorized):
Net assets	$115,588	$488,460	$3,996,184	$203,487	$416,294
Shares of beneficial interest issued and outstanding	5,986	22,728	171,709	17,458	28,004
Net asset value, offering and redemption price per share	$19.31	$21.49	$23.27	$11.66	$14.87
Class 2 (unlimited shares authorized):
Net assets	$—	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	—	—	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—	$—	$—
Class 3 (unlimited shares authorized):
Net assets	$112,280,857	$111,304,761	$432,889,428	$53,876,220	$283,225,391
Shares of beneficial interest issued and outstanding	5,805,902	5,186,896	18,723,272	4,643,885	19,108,741
Net asset value, offering and redemption price per share	$19.34	$21.46	$23.12	$11.60	$14.82
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2026 — (continued)

	SA Index Allocation 80/20	SA Index Allocation 90/10	SA International Index	SA Invesco Growth Opportunities	SA Janus Focused Growth
ASSETS:
Investments at value (unaffiliated)*	$—	$—	$1,053,304,570	$284,481,078	$500,136,331
Investments at value (affiliated)*	541,771,778	1,568,943,584	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	—
Cash	—	—	20,027	1,719,844	5,625
Foreign cash*	—	—	2,441,384	2,339,719	—
Cash collateral on futures contracts	—	—	485,000	—	—
Cash collateral on centrally cleared swap contracts	—	—	—	—	—
Cash collateral for over-the-counter derivative contracts	—	—	20,000	—	—
Receivable for variation margin on futures contracts	—	—	10,331	—	—
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Receivable for:
Fund shares sold	—	—	20,988	28,521	641
Dividends and interest	—	—	4,289,991	20,379	21,357
Investments sold	153,593	1,108,478	744,224	2,584,207	891,066
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	—	—	—	4,994	—
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	42,861
Premiums paid on over-the-counter swap contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	427	—	—
Total assets	541,925,371	1,570,052,062	1,061,336,942	291,178,742	501,097,881
LIABILITIES:
Payable for:
Fund shares redeemed	153,592	1,108,478	676,870	90,548	278,987
Investments purchased	—	—	—	2,549,669	2,845,407
Payments on swap contracts	—	—	232	—	—
Investment advisory and management fees	46,073	133,155	352,677	185,897	364,317
Service fees—Class 2	—	—	—	274	1,069
Service fees—Class 3	114,624	331,375	9,249	32,892	42,057
Transfer agent fees	359	360	1,296	1,224	1,224
Trustees' fees and expenses	4,010	10,990	7,215	2,171	3,767
Other accrued expenses	48,999	54,888	295,124	85,296	88,528
Interest on Forward sales contracts	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Due to custodian	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—
Payable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	—	—	—
Forward sales contracts, at value*	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized depreciation on over-the-counter swap contracts	—	—	5,656	—	—
Payable for collateral on Forward sales contracts	—	—	—	—	—
Total liabilities	367,657	1,639,246	1,348,319	2,947,971	3,625,356
Commitments and contingent liabilities (Note 5)
Net assets	$541,557,714	$1,568,412,816	$1,059,988,623	$288,230,771	$497,472,525
* Cost
Investments (unaffiliated)	$—	$—	$689,206,640	$218,661,111	$297,528,099
Investments (affiliated)	$441,239,956	$1,219,288,521	$—	$—	$—
Foreign cash	$—	$—	$2,418,516	$2,306,479	$—
Proceeds from forward sales contracts	$—	$—	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2026 — (continued)

	SA Index Allocation 80/20	SA Index Allocation 90/10	SA International Index	SA Invesco Growth Opportunities	SA Janus Focused Growth
NET ASSETS REPRESENTED BY:
Paid in capital	$369,982,527	$1,012,952,934	$656,789,449	$212,234,501	$232,002,220
Total accumulated earnings (loss)	171,575,187	555,459,882	403,199,174	75,996,270	265,470,305
Net assets	$541,557,714	$1,568,412,816	$1,059,988,623	$288,230,771	$497,472,525
Class 1 (unlimited shares authorized):
Net assets	$2,631,573	$7,152,124	$1,015,130,737	$134,543,180	$297,531,642
Shares of beneficial interest issued and outstanding	152,899	380,940	58,778,503	16,734,289	15,266,330
Net asset value, offering and redemption price per share	$17.21	$18.77	$17.27	$8.04	$19.49
Class 2 (unlimited shares authorized):
Net assets	$—	$—	$—	$2,100,783	$8,151,044
Shares of beneficial interest issued and outstanding	—	—	—	290,546	447,344
Net asset value, offering and redemption price per share	$—	$—	$—	$7.23	$18.22
Class 3 (unlimited shares authorized):
Net assets	$538,926,141	$1,561,260,692	$44,857,886	$151,586,808	$191,789,839
Shares of beneficial interest issued and outstanding	31,479,893	83,545,347	2,621,470	22,455,409	11,072,690
Net asset value, offering and redemption price per share	$17.12	$18.69	$17.11	$6.75	$17.32
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2026 — (continued)

	SA JPMorgan Diversified Balanced	SA JPMorgan Emerging Markets	SA JPMorgan Equity- Income	SA JPMorgan Large Cap Core	SA JPMorgan MFS Core Bond
ASSETS:
Investments at value (unaffiliated)*	$424,568,972	$214,123,761	$821,079,969	$554,046,314	$1,778,062,945
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	1,358,690	113,715
Cash	4,800,254	12,129,694	22	33	—
Foreign cash*	36,642	218,191	—	—	—
Cash collateral on futures contracts	43,588	642,472	—	—	918,000
Cash collateral on centrally cleared swap contracts	—	—	—	—	—
Cash collateral for over-the-counter derivative contracts	—	—	—	—	—
Receivable for variation margin on futures contracts	390,941	—	—	—	—
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Receivable for:
Fund shares sold	14,641	44,811	6,043	116	28,681
Dividends and interest	1,898,827	344,295	1,162,319	273,352	14,645,167
Investments sold	2,557,785	1	315,358	966,978	8,014,105
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	247	—	363	330	12,235
Due from investment adviser for expense reimbursements/fee waivers	9,749	31,089	—	33,031	152,584
Premiums paid on over-the-counter swap contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	24,338	—	—	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	—	—
Total assets	434,345,984	227,534,314	822,564,074	556,678,844	1,801,947,432
LIABILITIES:
Payable for:
Fund shares redeemed	72,116	66,893	267,232	236,644	847,827
Investments purchased	1,569,296	—	311,281	1,298,183	10,169,513
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	223,297	205,404	397,718	343,052	915,499
Service fees—Class 2	2,054	317	1,154	463	691
Service fees—Class 3	62,719	27,667	77,803	28,589	180,997
Transfer agent fees	1,152	1,152	1,367	1,295	1,296
Trustees' fees and expenses	3,311	1,552	6,319	4,291	13,630
Other accrued expenses	182,603	362,235	109,168	82,065	238,506
Interest on Forward sales contracts	—	—	—	—	—
Accrued foreign tax on capital gains	—	39,536	—	—	—
Due to custodian	—	—	—	—	1,844,041
Payable for variation margin on futures contracts	—	7,194	—	—	50,298
Payable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	—	—	—
Forward sales contracts, at value*	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	5,172	—	—	—	—
Unrealized depreciation on over-the-counter swap contracts	—	—	—	—	—
Payable for collateral on Forward sales contracts	—	—	—	—	—
Total liabilities	2,121,720	711,950	1,172,042	1,994,582	14,262,298
Commitments and contingent liabilities (Note 5)
Net assets	$432,224,264	$226,822,364	$821,392,032	$554,684,262	$1,787,685,134
* Cost
Investments (unaffiliated)	$381,321,178	$142,818,121	$602,502,588	$454,879,957	$1,846,512,512
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$39,989	$291,001	$—	$—	$—
Proceeds from forward sales contracts	$—	$—	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2026 — (continued)

	SA JPMorgan Diversified Balanced	SA JPMorgan Emerging Markets	SA JPMorgan Equity- Income	SA JPMorgan Large Cap Core	SA JPMorgan MFS Core Bond
NET ASSETS REPRESENTED BY:
Paid in capital	$360,585,902	$161,111,192	$484,154,205	$383,578,814	$1,934,135,836
Total accumulated earnings (loss)	71,638,362	65,711,172	337,237,827	171,105,448	(146,450,702)
Net assets	$432,224,264	$226,822,364	$821,392,032	$554,684,262	$1,787,685,134
Class 1 (unlimited shares authorized):
Net assets	$121,004,888	$87,104,724	$442,264,784	$417,525,545	$932,768,931
Shares of beneficial interest issued and outstanding	5,833,212	7,404,657	13,952,091	17,494,608	112,597,375
Net asset value, offering and redemption price per share	$20.74	$11.76	$31.70	$23.87	$8.28
Class 2 (unlimited shares authorized):
Net assets	$16,093,222	$2,658,028	$9,155,388	$3,629,790	$5,586,743
Shares of beneficial interest issued and outstanding	779,141	226,973	289,387	152,023	676,494
Net asset value, offering and redemption price per share	$20.66	$11.71	$31.64	$23.88	$8.26
Class 3 (unlimited shares authorized):
Net assets	$295,126,154	$137,059,612	$369,971,860	$133,528,927	$849,329,460
Shares of beneficial interest issued and outstanding	14,406,327	11,830,809	11,854,616	5,656,361	103,766,536
Net asset value, offering and redemption price per share	$20.49	$11.58	$31.21	$23.61	$8.19
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2026 — (continued)

	SA JPMorgan Mid-Cap Growth	SA JPMorgan Ultra-Short Bond	SA Large Cap Growth Index	SA Large Cap Index	SA Large Cap Value Index
ASSETS:
Investments at value (unaffiliated)*	$670,099,642	$340,415,183	$730,058,725	$3,342,587,014	$699,038,320
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	—
Cash	—	98	—	23	7
Foreign cash*	—	—	—	—	—
Cash collateral on futures contracts	—	—	334,746	1,237,000	329,000
Cash collateral on centrally cleared swap contracts	—	—	—	—	—
Cash collateral for over-the-counter derivative contracts	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Receivable for:
Fund shares sold	6,182	28	20,680	115,580	893
Dividends and interest	24,842	3,004,623	167,567	2,092,590	712,759
Investments sold	1,325,819	3,258,181	—	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	1,198	—	—	—	—
Due from investment adviser for expense reimbursements/fee waivers	20,857	—	5,578	401,086	7,600
Premiums paid on over-the-counter swap contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	—	—
Total assets	671,478,540	346,678,113	730,587,296	3,346,433,293	700,088,579
LIABILITIES:
Payable for:
Fund shares redeemed	288,745	805,479	349,289	1,815,410	344,087
Investments purchased	230,871	5,851,630	—	1,122,293	499,698
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	444,497	132,991	180,227	1,039,979	170,032
Service fees—Class 2	1,736	1,138	—	—	—
Service fees—Class 3	92,860	48,296	18,933	30,430	17,382
Transfer agent fees	1,584	1,871	792	1,440	792
Trustees' fees and expenses	5,179	2,714	5,298	24,734	4,797
Other accrued expenses	106,665	98,886	135,604	267,414	128,331
Interest on Forward sales contracts	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Due to custodian	—	—	82	—	—
Payable for variation margin on futures contracts	—	—	30,929	68,367	15,375
Payable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	—	—	—
Forward sales contracts, at value*	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized depreciation on over-the-counter swap contracts	—	—	—	—	—
Payable for collateral on Forward sales contracts	—	—	—	—	—
Total liabilities	1,172,137	6,943,005	721,154	4,370,067	1,180,494
Commitments and contingent liabilities (Note 5)
Net assets	$670,306,403	$339,735,108	$729,866,142	$3,342,063,226	$698,908,085
* Cost
Investments (unaffiliated)	$572,056,826	$339,359,393	$505,069,281	$1,308,341,328	$645,625,090
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$—	$—	$—	$—	$—
Proceeds from forward sales contracts	$—	$—	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2026 — (continued)

	SA JPMorgan Mid-Cap Growth	SA JPMorgan Ultra-Short Bond	SA Large Cap Growth Index	SA Large Cap Index	SA Large Cap Value Index
NET ASSETS REPRESENTED BY:
Paid in capital	$512,180,300	$335,827,360	$400,888,495	$843,606,511	$589,896,610
Total accumulated earnings (loss)	158,126,103	3,907,748	328,977,647	2,498,456,715	109,011,475
Net assets	$670,306,403	$339,735,108	$729,866,142	$3,342,063,226	$698,908,085
Class 1 (unlimited shares authorized):
Net assets	$232,398,146	$105,388,821	$639,803,022	$3,197,903,512	$615,969,845
Shares of beneficial interest issued and outstanding	11,914,383	9,797,583	20,968,018	77,688,442	31,450,041
Net asset value, offering and redemption price per share	$19.51	$10.76	$30.51	$41.16	$19.59
Class 2 (unlimited shares authorized):
Net assets	$13,216,074	$8,630,449	$—	$—	$—
Shares of beneficial interest issued and outstanding	743,651	815,253	—	—	—
Net asset value, offering and redemption price per share	$17.77	$10.59	$—	$—	$—
Class 3 (unlimited shares authorized):
Net assets	$424,692,183	$225,715,838	$90,063,120	$144,159,714	$82,938,240
Shares of beneficial interest issued and outstanding	25,406,949	21,605,922	2,982,246	3,532,044	4,280,747
Net asset value, offering and redemption price per share	$16.72	$10.45	$30.20	$40.81	$19.37
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2026 — (continued)

	SA MFS Large Cap Growth(2)	SA MFS Massachusetts Investors Trust	SA MFS Total Return	SA Mid Cap Index	SA Morgan Stanley International Equities
ASSETS:
Investments at value (unaffiliated)*	$754,640,952	$602,808,710	$492,979,029	$516,931,249	$328,664,650
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	—
Cash	377,193	599,160	17,606	—	5,033,608
Foreign cash*	—	—	—	—	387,679
Cash collateral on futures contracts	—	—	—	230,000	—
Cash collateral on centrally cleared swap contracts	—	—	—	—	—
Cash collateral for over-the-counter derivative contracts	—	—	—	60,000	—
Receivable for variation margin on futures contracts	—	—	1,540	—	—
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Receivable for:
Fund shares sold	85,353	—	607	3,935	853
Dividends and interest	209,400	368,969	1,982,104	101,375	1,865,821
Investments sold	—	78,201	6,820,145	3,140,208	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	—	—	—	—	—
Due from investment adviser for expense reimbursements/fee waivers	—	20,849	—	—	14,458
Premiums paid on over-the-counter swap contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	—	—
Total assets	755,312,898	603,875,889	501,801,031	520,466,767	335,967,069
LIABILITIES:
Payable for:
Fund shares redeemed	249,399	189,896	168,743	264,190	214,920
Investments purchased	—	—	9,702,205	3,802,741	—
Payments on swap contracts	—	—	—	1,144	—
Investment advisory and management fees	436,962	364,262	273,080	131,950	241,941
Service fees—Class 2	3,994	847	2,069	—	705
Service fees—Class 3	54,199	62,513	76,528	20,730	24,175
Transfer agent fees	2,246	1,296	1,079	1,296	1,367
Trustees' fees and expenses	6,227	4,994	3,730	3,735	2,700
Other accrued expenses	154,979	106,506	114,271	132,765	126,281
Interest on Forward sales contracts	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Due to custodian	—	—	—	310,243	—
Payable for variation margin on futures contracts	—	—	—	31,253	—
Payable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	—	—	—
Forward sales contracts, at value*	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized depreciation on over-the-counter swap contracts	—	—	—	21,252	—
Payable for collateral on Forward sales contracts	—	—	—	—	—
Total liabilities	908,006	730,314	10,341,705	4,721,299	612,089
Commitments and contingent liabilities (Note 5)
Net assets	$754,404,892	$603,145,575	$491,459,326	$515,745,468	$335,354,980
* Cost
Investments (unaffiliated)	$530,856,474	$420,195,427	$428,040,986	$392,444,875	$281,114,524
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$—	$—	$—	$—	$386,264
Proceeds from forward sales contracts	$—	$—	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2026 — (continued)

	SA MFS Large Cap Growth(2)	SA MFS Massachusetts Investors Trust	SA MFS Total Return	SA Mid Cap Index	SA Morgan Stanley International Equities
NET ASSETS REPRESENTED BY:
Paid in capital	$318,852,068	$287,986,701	$385,981,563	$357,526,842	$250,433,169
Total accumulated earnings (loss)	435,552,824	315,158,874	105,477,763	158,218,626	84,921,811
Net assets	$754,404,892	$603,145,575	$491,459,326	$515,745,468	$335,354,980
Class 1 (unlimited shares authorized):
Net assets	$470,505,320	$302,072,228	$114,134,722	$418,124,407	$217,151,661
Shares of beneficial interest issued and outstanding	29,268,423	18,482,379	6,217,700	26,400,924	20,100,351
Net asset value, offering and redemption price per share	$16.08	$16.34	$18.36	$15.84	$10.80
Class 2 (unlimited shares authorized):
Net assets	$30,853,226	$6,692,100	$16,219,961	$—	$5,565,483
Shares of beneficial interest issued and outstanding	1,947,910	407,709	880,876	—	517,275
Net asset value, offering and redemption price per share	$15.84	$16.41	$18.41	$—	$10.76
Class 3 (unlimited shares authorized):
Net assets	$253,046,346	$294,381,247	$361,104,643	$97,621,061	$112,637,836
Shares of beneficial interest issued and outstanding	16,354,422	18,242,488	19,758,866	6,230,845	10,512,080
Net asset value, offering and redemption price per share	$15.47	$16.14	$18.28	$15.67	$10.72

(2)	Prior to April 28, 2025, the Portfolio was known as SA MFS Blue Chip Growth Portfolio.
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2026 — (continued)

	SA PIMCO Global Bond Opportunities	SA PIMCO RAE International Value	SA PineBridge High-Yield Bond	SA Putnam International Value(3)	SA Schroders VCP Global Allocation
ASSETS:
Investments at value (unaffiliated)*	$417,837,020	$459,180,018	$251,678,317	$343,868,329	$402,501,514
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	3,000,000	1,274,829	—	—	—
Cash	—	514	16	6,397	748
Foreign cash*	4,876,375	445,628	—	423	49,247
Cash collateral on futures contracts	409,000	—	—	—	8,967,790
Cash collateral on centrally cleared swap contracts	6,635,000	—	—	—	—
Cash collateral for over-the-counter derivative contracts	—	—	—	—	—
Receivable for variation margin on futures contracts	60,636	—	—	—	91,834
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Receivable for:
Fund shares sold	—	—	507	24,612	—
Dividends and interest	3,071,430	4,312,635	4,491,795	955,313	2,628,060
Investments sold	217,292,128	—	219,390	—	46,053
Written options	80,808	—	—	—	—
Receipts on swap contracts	6,743,990	—	—	—	—
Prepaid expenses and other assets	—	—	—	—	—
Due from investment adviser for expense reimbursements/fee waivers	4,760	30,153	—	28,706	11,640
Premiums paid on over-the-counter swap contracts	109,741	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	1,940,729	—	—	1,863,561	468,504
Unrealized appreciation on over-the-counter swap contracts	19,508	—	—	—	—
Total assets	662,081,125	465,243,777	256,390,025	346,747,341	414,765,390
LIABILITIES:
Payable for:
Fund shares redeemed	154,684	322,378	67,737	115,138	114,588
Investments purchased	318,284,704	—	3,338,781	—	16,717
Payments on swap contracts	5,637,771	—	—	—	—
Investment advisory and management fees	152,137	318,336	138,028	267,867	297,187
Service fees—Class 2	250	1,080	635	657	—
Service fees—Class 3	48,883	69,275	25,746	23,782	88,153
Transfer agent fees	1,367	1,008	1,367	1,439	288
Trustees' fees and expenses	2,230	3,397	2,069	2,564	3,252
Other accrued expenses	185,202	206,559	126,245	107,006	127,032
Interest on Forward sales contracts	27,814	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Due to custodian	25	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—
Payable for variation margin on centrally cleared swap contracts	397,033	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	—	—	—
Forward sales contracts, at value*	54,310,946	—	—	—	—
Call and put options written, at value@	41,742	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	3,264,571	—	—	1,527,952	503,250
Unrealized depreciation on over-the-counter swap contracts	16,303	—	—	—	—
Payable for collateral on Forward sales contracts	60,000	—	—	—	—
Total liabilities	382,585,662	922,033	3,700,608	2,046,405	1,150,467
Commitments and contingent liabilities (Note 5)
Net assets	$279,495,463	$464,321,744	$252,689,417	$344,700,936	$413,614,923
* Cost
Investments (unaffiliated)	$408,290,252	$360,925,055	$251,406,745	$234,607,721	$352,801,585
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$4,729,658	$441,133	$—	$424	$38,568
Proceeds from forward sales contracts	$54,396,490	$—	$—	$—	$—
@ Premiums received on options written	$32,953	$—	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2026 — (continued)

	SA PIMCO Global Bond Opportunities	SA PIMCO RAE International Value	SA PineBridge High-Yield Bond	SA Putnam International Value(3)	SA Schroders VCP Global Allocation
NET ASSETS REPRESENTED BY:
Paid in capital	$308,787,116	$311,824,924	$267,555,328	$196,355,061	$355,358,911
Total accumulated earnings (loss)	(29,291,653)	152,496,820	(14,865,911)	148,345,875	58,256,012
Net assets	$279,495,463	$464,321,744	$252,689,417	$344,700,936	$413,614,923
Class 1 (unlimited shares authorized):
Net assets	$47,802,392	$118,932,049	$127,509,950	$224,580,202	$387,279
Shares of beneficial interest issued and outstanding	5,036,373	6,563,585	24,153,948	15,647,781	32,060
Net asset value, offering and redemption price per share	$9.49	$18.12	$5.28	$14.35	$12.08
Class 2 (unlimited shares authorized):
Net assets	$1,958,559	$8,777,822	$5,009,274	$5,313,728	$—
Shares of beneficial interest issued and outstanding	209,165	483,637	948,004	367,068	—
Net asset value, offering and redemption price per share	$9.36	$18.15	$5.28	$14.48	$—
Class 3 (unlimited shares authorized):
Net assets	$229,734,512	$336,611,873	$120,170,193	$114,807,006	$413,227,644
Shares of beneficial interest issued and outstanding	24,944,743	18,604,097	22,966,927	7,955,477	34,233,226
Net asset value, offering and redemption price per share	$9.21	$18.09	$5.23	$14.43	$12.07

(3)	Prior to April 28, 2025, the Portfolio was known as SA Putnam International Growth and Income Portfolio.
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2026 — (continued)

	SA Small Cap Index	SA T. Rowe Price Allocation Moderately Aggressive(4)	SA T. Rowe Price VCP Balanced	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy
ASSETS:
Investments at value (unaffiliated)*	$341,636,946	$808,591,166	$1,406,053,228	$1,621,626,481	$855,643,282
Investments at value (affiliated)*	—	—	—	7,380,533,417	3,943,543,547
Repurchase agreements (cost approximates value)	—	—	—	—	—
Cash	—	801	248	1,638	380
Foreign cash*	—	115,578	987,357	8,037	572
Cash collateral on futures contracts	127,000	—	—	—	—
Cash collateral on centrally cleared swap contracts	—	—	—	—	—
Cash collateral for over-the-counter derivative contracts	24,500	—	—	—	—
Receivable for variation margin on futures contracts	—	2,629	—	—	—
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Receivable for:
Fund shares sold	43,638	117,582	59,436	—	—
Dividends and interest	65,057	2,360,529	6,127,585	19,044,523	9,901,178
Investments sold	1,115,466	5,191,120	8,864,114	18,513,723	11,253,067
Written options	—	—	—	—	—
Receipts on swap contracts	94,610	7,488	12,528	—	—
Prepaid expenses and other assets	—	—	—	—	—
Due from investment adviser for expense reimbursements/fee waivers	11,125	—	—	64,733	17,602
Premiums paid on over-the-counter swap contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized appreciation on over-the-counter swap contracts	39,329	—	—	—	—
Total assets	343,157,671	816,386,893	1,422,104,496	9,039,792,552	4,820,359,628
LIABILITIES:
Payable for:
Fund shares redeemed	149,476	137,351	996,055	5,103,279	2,739,913
Investments purchased	395	6,582,847	20,975,268	12,246,077	7,664,274
Payments on swap contracts	9,185	—	—	—	—
Investment advisory and management fees	102,310	476,365	904,121	1,617,698	903,303
Service fees—Class 2	—	—	—	—	—
Service fees—Class 3	19,116	171,911	295,655	1,910,441	1,017,525
Transfer agent fees	1,296	360	360	505	504
Trustees' fees and expenses	2,180	5,795	10,422	67,698	36,707
Other accrued expenses	124,761	131,197	226,629	300,129	162,480
Interest on Forward sales contracts	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	164,093	—	—
Due to custodian	635	—	—	—	—
Payable for variation margin on futures contracts	23,665	—	1,246,917	4,323,913	810,004
Payable for variation margin on centrally cleared swap contracts	—	7,523	12,693	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	3,840,000	74,946,201	38,931,199
Forward sales contracts, at value*	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized depreciation on over-the-counter swap contracts	44,431	—	—	—	—
Payable for collateral on Forward sales contracts	—	—	—	—	—
Total liabilities	477,450	7,513,349	28,672,213	100,515,941	52,265,909
Commitments and contingent liabilities (Note 5)
Net assets	$342,680,221	$808,873,544	$1,393,432,283	$8,939,276,611	$4,768,093,719
* Cost
Investments (unaffiliated)	$263,697,908	$640,961,256	$1,178,074,127	$1,641,842,541	$867,548,972
Investments (affiliated)	$—	$—	$—	$6,832,880,279	$3,681,934,823
Foreign cash	$—	$113,386	$975,123	$8,037	$563
Proceeds from forward sales contracts	$—	$—	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2026 — (continued)

	SA Small Cap Index	SA T. Rowe Price Allocation Moderately Aggressive(4)	SA T. Rowe Price VCP Balanced	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy
NET ASSETS REPRESENTED BY:
Paid in capital	$252,881,158	$577,212,263	$1,104,847,490	$8,177,784,214	$4,323,268,021
Total accumulated earnings (loss)	89,799,063	231,661,281	288,584,793	761,492,397	444,825,698
Net assets	$342,680,221	$808,873,544	$1,393,432,283	$8,939,276,611	$4,768,093,719
Class 1 (unlimited shares authorized):
Net assets	$252,129,513	$398,781	$268,100	$986,117	$618,926
Shares of beneficial interest issued and outstanding	17,261,894	23,650	20,107	79,709	48,228
Net asset value, offering and redemption price per share	$14.61	$16.86	$13.33	$12.37	$12.83
Class 2 (unlimited shares authorized):
Net assets	$—	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	—	—	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—	$—	$—
Class 3 (unlimited shares authorized):
Net assets	$90,550,708	$808,474,763	$1,393,164,183	$8,938,290,494	$4,767,474,793
Shares of beneficial interest issued and outstanding	6,264,889	48,077,256	104,547,537	721,915,848	370,887,266
Net asset value, offering and redemption price per share	$14.45	$16.82	$13.33	$12.38	$12.85

(4)	Prior to April 28, 2025, the Portfolio was known as SA T. Rowe Price Asset Allocation Growth Portfolio.
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2026 — (continued)

SA VCP Index Allocation
ASSETS:
Investments at value (unaffiliated)*	$104,066,070
Investments at value (affiliated)*	467,259,814
Repurchase agreements (cost approximates value)	—
Cash	27
Foreign cash*	—
Cash collateral on futures contracts	—
Cash collateral on centrally cleared swap contracts	—
Cash collateral for over-the-counter derivative contracts	—
Receivable for variation margin on futures contracts	—
Receivable for variation margin on centrally cleared swap contracts	—
Receivable for:
Fund shares sold	—
Dividends and interest	476,721
Investments sold	252,526
Written options	—
Receipts on swap contracts	—
Prepaid expenses and other assets	—
Due from investment adviser for expense reimbursements/fee waivers	—
Premiums paid on over-the-counter swap contracts	—
Unrealized appreciation on forward foreign currency contracts	—
Unrealized appreciation on over-the-counter swap contracts	—
Total assets	572,055,158
LIABILITIES:
Payable for:
Fund shares redeemed	315,658
Investments purchased	4
Payments on swap contracts	—
Investment advisory and management fees	95,583
Service fees—Class 2	—
Service fees—Class 3	121,229
Transfer agent fees	360
Trustees' fees and expenses	4,180
Other accrued expenses	74,279
Interest on Forward sales contracts	—
Accrued foreign tax on capital gains	—
Due to custodian	—
Payable for variation margin on futures contracts	663,384
Payable for variation margin on centrally cleared swap contracts	—
Payable for collateral on over-the-counter derivative contracts	1,500,000
Forward sales contracts, at value*	—
Call and put options written, at value@	—
Unrealized depreciation on forward foreign currency contracts	—
Unrealized depreciation on over-the-counter swap contracts	—
Payable for collateral on Forward sales contracts	—
Total liabilities	2,774,677
Commitments and contingent liabilities (Note 5)
Net assets	$569,280,481
* Cost
Investments (unaffiliated)	$104,603,615
Investments (affiliated)	$390,454,173
Foreign cash	$—
Proceeds from forward sales contracts	$—
@ Premiums received on options written	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — January 31, 2026 — (continued)

SA VCP Index Allocation
NET ASSETS REPRESENTED BY:
Paid in capital	$448,010,423
Total accumulated earnings (loss)	121,270,058
Net assets	$569,280,481
Class 1 (unlimited shares authorized):
Net assets	$720,553
Shares of beneficial interest issued and outstanding	52,626
Net asset value, offering and redemption price per share	$13.69
Class 2 (unlimited shares authorized):
Net assets	$—
Shares of beneficial interest issued and outstanding	—
Net asset value, offering and redemption price per share	$—
Class 3 (unlimited shares authorized):
Net assets	$568,559,928
Shares of beneficial interest issued and outstanding	41,565,196
Net asset value, offering and redemption price per share	$13.68
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF OPERATIONS — For the Year Ended January 31, 2026

	SA AB Growth	SA AB Small & Mid Cap Value	SA BlackRock Multi-Factor 70/30	SA Emerging Markets Equity Index	SA Federated Hermes Corporate Bond
INVESTMENT INCOME:
Dividends (unaffiliated)	$10,141,077	$7,464,793	$2,474,272	$2,427,072	$—
Dividends (affiliated)	—	—	415,690	—	—
Interest (unaffiliated)	262,367	61,132	380	8,041	67,101,698
Total investment income*	10,403,444	7,525,925	2,890,342	2,435,113	67,101,698
EXPENSES:
Investment advisory and management fees	10,891,862	4,352,269	757,818	466,822	7,794,960
Service Fees:
Class 2	114,842	11,571	—	—	15,163
Class 3	1,728,611	937,273	290,991	55,412	2,664,429
Transfer agent fees and expenses	11,563	5,995	2,129	5,995	7,708
Custodian and accounting fees	152,915	54,385	25,178	184,800	190,639
Reports to shareholders	72,742	67,522	9,684	7,796	107,193
Audit and tax fees	53,219	54,466	57,418	64,989	74,409
Legal fees	31,078	14,107	8,092	21,318	14,116
Trustees' fees and expenses	48,027	12,153	3,237	2,792	40,945
Interest expense	1,692	—	—	353	3,507
License fee	2,100	2,100	8,963	52,340	9,505
Other expenses	44,724	38,095	33,540	74,285	46,789
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	13,153,375	5,549,936	1,197,050	936,902	10,969,363
Net (fees waived and expenses reimbursed)/ recouped by investment adviser (Note 5)	—	(328,788)	(504,499)	(279,454)	—
Fees paid indirectly (Note 2)	(8,814)	(37,972)	—	—	—
Net expenses	13,144,561	5,183,176	692,551	657,448	10,969,363
Net investment income (loss)	(2,741,117)	2,342,749	2,197,791	1,777,665	56,132,335
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	204,858,921	9,901,301	7,219,732	986,962	(4,533,172)
Investments (affiliated)	—	—	(331,081)	—	—
Futures contracts	—	—	—	207,701	570,788
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	(61,669)	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	204,858,921	9,901,301	6,888,651	1,132,994	(3,962,384)
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(48,812,693)	8,209,160	4,880,602	35,023,726	42,227,871
Investments (affiliated)	—	—	590,831	—	—
Futures contracts	—	—	—	(15,486)	(4,343)
Forward contracts	—	—	—	—	—
Forward sales contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	47,734	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	(138,002)	—
Net unrealized gain (loss) on investments and foreign currencies	(48,812,693)	8,209,160	5,471,433	34,917,972	42,223,528
Net realized and unrealized gain (loss) on investments and foreign currencies	156,046,228	18,110,461	12,360,084	36,050,966	38,261,144
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$153,305,111	$20,453,210	$14,557,875	$37,828,631	$94,393,479
* Net of foreign withholding taxes on interest and dividends of	$106,820	$16,085	$—	$348,310	$—
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$68,770	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF OPERATIONS — For the Year Ended January 31, 2026 — (continued)

	SA Fidelity Institutional AM® Global Equities(1)	SA Fidelity Institutional AM® International Growth	SA Fidelity Institutional AM® Real Estate	SA Fixed Income Index	SA Fixed Income Intermediate Index
INVESTMENT INCOME:
Dividends (unaffiliated)	$5,437,325	$3,446,231	$7,180,362	$1,396,869	$1,460,057
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	51,020	18,060	14,996	20,346,948	16,904,090
Total investment income*	5,488,345	3,464,291	7,195,358	21,743,817	18,364,147
EXPENSES:
Investment advisory and management fees	2,501,729	1,932,064	1,898,066	1,635,953	1,468,024
Service Fees:
Class 2	4,218	—	3,960	—	—
Class 3	150,618	48,548	333,567	234,608	137,227
Transfer agent fees and expenses	5,625	4,711	6,423	5,928	7,708
Custodian and accounting fees	52,653	163,865	34,173	91,042	72,830
Reports to shareholders	34,944	8,286	49,558	10,175	10,602
Audit and tax fees	77,930	57,236	59,435	67,551	67,080
Legal fees	84,529	11,891	12,595	13,348	12,687
Trustees' fees and expenses	8,693	6,558	6,489	14,785	13,033
Interest expense	853	22,996	740	3,574	1,783
License fee	5,486	5,486	—	114,063	103,297
Other expenses	41,314	70,952	35,554	162,495	152,799
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	2,968,592	2,332,593	2,440,560	2,353,522	2,047,070
Net (fees waived and expenses reimbursed)/ recouped by investment adviser (Note 5)	(53,594)	(41,025)	—	(304,578)	(292,835)
Fees paid indirectly (Note 2)	(4,013)	(70,371)	(9,083)	—	—
Net expenses	2,910,985	2,221,197	2,431,477	2,048,944	1,754,235
Net investment income (loss)	2,577,360	1,243,094	4,763,881	19,694,873	16,609,912
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	74,089,366	30,443,975	4,834,981	(36,118,440)	(10,238,574)
Investments (affiliated)	—	—	—	—	—
Futures contracts	83,296	—	—	—	—
Forward contracts	(98)	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	29,710	(41,369)	—	—	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	74,202,274	30,402,606	4,834,981	(36,118,440)	(10,238,574)
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(10,472,443)	11,770,557	(4,616,755)	47,279,607	21,044,013
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	—	—	—
Forward contracts	—	—	—	—	—
Forward sales contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	77,028	47,671	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	(90,693)	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(10,395,415)	11,727,535	(4,616,755)	47,279,607	21,044,013
Net realized and unrealized gain (loss) on investments and foreign currencies	63,806,859	42,130,141	218,226	11,161,167	10,805,439
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$66,384,219	$43,373,235	$4,982,107	$30,856,040	$27,415,351
* Net of foreign withholding taxes on interest and dividends of	$309,318	$431,164	$—	$45	$24
** Net of foreign withholding taxes on capital gains of	$—	$226,562	$—	$—	$—

(1)	Prior to July 28, 2025, the Portfolio was known as SA JPMorgan Global Equities Portfolio.
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF OPERATIONS — For the Year Ended January 31, 2026 — (continued)

	SA Franklin BW U.S. Large Cap Value	SA Franklin Small Company Value	SA Franklin Systematic U.S. Large Cap Core	SA Franklin Systematic U.S. Large Cap Value	SA Franklin Tactical Opportunities
INVESTMENT INCOME:
Dividends (unaffiliated)	$29,642,635	$5,164,662	$3,686,625	$10,637,579	$1,304,809
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	206	184,819	96,054	188,436	1,270,634
Total investment income*	29,642,841	5,349,481	3,782,679	10,826,015	2,575,443
EXPENSES:
Investment advisory and management fees	8,762,659	2,734,248	1,429,446	3,356,769	735,196
Service Fees:
Class 2	58,506	—	—	7,266	—
Class 3	1,053,923	447,790	61,157	560,610	262,180
Transfer agent fees and expenses	8,993	5,567	4,710	7,334	2,558
Custodian and accounting fees	118,284	39,548	36,310	60,537	77,597
Reports to shareholders	94,764	54,016	10,798	36,440	13,809
Audit and tax fees	53,216	53,221	55,930	53,208	60,779
Legal fees	19,660	12,964	12,478	16,380	18,095
Trustees' fees and expenses	32,007	7,449	8,900	15,928	2,925
Interest expense	653	504	2,667	2,997	—
License fee	2,100	2,100	2,100	2,100	42,650
Other expenses	43,071	38,029	35,467	38,573	67,657
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	10,247,836	3,395,436	1,659,963	4,158,142	1,283,446
Net (fees waived and expenses reimbursed)/ recouped by investment adviser (Note 5)	(662,685)	(279,810)	—	—	(170,539)
Fees paid indirectly (Note 2)	(11,027)	—	—	—	(42)
Net expenses	9,574,124	3,115,626	1,659,963	4,158,142	1,112,865
Net investment income (loss)	20,068,717	2,233,855	2,122,716	6,667,873	1,462,578
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	129,023,818	11,288,894	37,683,410	43,412,747	6,936,130
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	—	—	416,515
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(7,574)	—	—	(1,295)
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	129,023,818	11,281,320	37,683,410	43,412,747	7,351,350
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	27,217,100	19,654,015	10,848,853	44,881,359	5,237,187
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	—	—	70,912
Forward contracts	—	—	—	—	—
Forward sales contracts	—	—	—	—	7,117
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	130	5,073	—	—	6,838
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	27,217,230	19,659,088	10,848,853	44,881,359	5,322,054
Net realized and unrealized gain (loss) on investments and foreign currencies	156,241,048	30,940,408	48,532,263	88,294,106	12,673,404
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$176,309,765	$33,174,263	$50,654,979	$94,961,979	$14,135,982
* Net of foreign withholding taxes on interest and dividends of	$278	$21,212	$225	$5,365	$61,516
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF OPERATIONS — For the Year Ended January 31, 2026 — (continued)

	SA Global Index Allocation 60/40	SA Global Index Allocation 75/25	SA Global Index Allocation 90/10	SA Goldman Sachs Multi- Asset Insights	SA Index Allocation 60/40
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$—	$—	$1,204,275	$—
Dividends (affiliated)	2,232,822	1,990,292	6,685,270	—	5,166,970
Interest (unaffiliated)	2	2	8	21,833	6
Total investment income*	2,232,824	1,990,294	6,685,278	1,226,108	5,166,976
EXPENSES:
Investment advisory and management fees	105,920	107,209	400,673	356,868	274,742
Service Fees:
Class 2	—	—	—	—	—
Class 3	264,535	266,899	990,575	126,992	685,878
Transfer agent fees and expenses	2,561	2,142	2,141	2,569	2,141
Custodian and accounting fees	12,001	12,001	12,001	39,791	12,000
Reports to shareholders	6,435	5,834	11,357	7,938	4,757
Audit and tax fees	48,088	43,771	43,771	72,086	43,934
Legal fees	6,590	6,623	8,133	6,214	7,426
Trustees' fees and expenses	2,950	2,966	10,705	1,455	7,433
Interest expense	—	—	—	11,611	—
License fee	11,062	11,062	11,062	42,650	11,062
Other expenses	23,379	23,377	24,073	42,621	23,684
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	483,521	481,884	1,514,491	710,795	1,073,057
Net (fees waived and expenses reimbursed)/ recouped by investment adviser (Note 5)	(28,331)	(22,008)	—	(159,245)	—
Fees paid indirectly (Note 2)	—	—	—	—	—
Net expenses	455,190	459,876	1,514,491	551,550	1,073,057
Net investment income (loss)	1,777,634	1,530,418	5,170,787	674,558	4,093,919
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	—	—	—	5,733,947	—
Investments (affiliated)	4,245,632	5,281,432	19,688,551	—	11,412,687
Futures contracts	—	—	—	461,302	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	69,486	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	8,363	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	3,605,340	4,540,960	20,146,348	—	15,098,750
Net realized gain (loss) on investments and foreign currencies	7,850,972	9,822,392	39,834,899	6,273,098	26,511,437
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	—	—	—	1,656,118	—
Investments (affiliated)	5,534,899	6,395,650	29,787,086	—	2,052,564
Futures contracts	—	—	—	83,792	—
Forward contracts	—	—	—	—	—
Forward sales contracts	—	—	—	—	—
Swap contracts	—	—	—	(2,064)	—
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	15,334	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	5,534,899	6,395,650	29,787,086	1,753,180	2,052,564
Net realized and unrealized gain (loss) on investments and foreign currencies	13,385,871	16,218,042	69,621,985	8,026,278	28,564,001
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,163,505	$17,748,460	$74,792,772	$8,700,836	$32,657,920
* Net of foreign withholding taxes on interest and dividends of	$—	$—	$—	$35,943	$—
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF OPERATIONS — For the Year Ended January 31, 2026 — (continued)

	SA Index Allocation 80/20	SA Index Allocation 90/10	SA International Index	SA Invesco Growth Opportunities	SA Janus Focused Growth
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$—	$26,369,945	$938,578	$2,480,431
Dividends (affiliated)	8,180,064	21,240,104	—	—	—
Interest (unaffiliated)	11	115	179,828	39,080	215,085
Total investment income*	8,180,075	21,240,219	26,549,773	977,658	2,695,516
EXPENSES:
Investment advisory and management fees	527,060	1,489,197	3,862,461	2,064,440	4,151,281
Service Fees:
Class 2	—	—	—	3,046	12,142
Class 3	1,311,006	3,705,748	94,628	360,636	480,253
Transfer agent fees and expenses	2,141	2,141	7,708	7,280	7,279
Custodian and accounting fees	12,000	12,926	387,217	34,544	49,007
Reports to shareholders	7,926	24,223	14,499	48,226	49,469
Audit and tax fees	43,934	43,934	67,104	62,917	53,219
Legal fees	8,738	13,819	21,738	13,129	16,254
Trustees' fees and expenses	14,124	39,904	27,045	7,253	13,339
Interest expense	—	—	20,356	3,322	4,653
License fee	11,062	12,829	313,318	3,236	2,100
Other expenses	24,557	26,592	99,142	37,020	37,155
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,962,548	5,371,313	4,915,216	2,645,049	4,876,151
Net (fees waived and expenses reimbursed)/ recouped by investment adviser (Note 5)	—	—	—	—	(488,386)
Fees paid indirectly (Note 2)	—	—	—	(19,806)	56
Net expenses	1,962,548	5,371,313	4,915,216	2,625,243	4,387,821
Net investment income (loss)	6,217,527	15,868,906	21,634,557	(1,647,585)	(1,692,305)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	—	—	28,397,599	24,999,858	63,929,021
Investments (affiliated)	29,707,143	80,034,870	—	—	—
Futures contracts	—	—	6,370,683	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	(59,764)	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	309,341	4,704	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	37,190,267	115,349,204	—	—	—
Net realized gain (loss) on investments and foreign currencies	66,897,410	195,384,074	35,017,859	25,004,562	63,929,021
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	—	—	205,249,027	(191,951)	96,195
Investments (affiliated)	460,059	18,551,453	—	—	—
Futures contracts	—	—	(1,757,998)	—	—
Forward contracts	—	—	—	—	—
Forward sales contracts	—	—	—	—	—
Swap contracts	—	—	(5,229)	—	—
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	521,053	34,287	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	460,059	18,551,453	204,006,853	(157,664)	96,195
Net realized and unrealized gain (loss) on investments and foreign currencies	67,357,469	213,935,527	239,024,712	24,846,898	64,025,216
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$73,574,996	$229,804,433	$260,659,269	$23,199,313	$62,332,911
* Net of foreign withholding taxes on interest and dividends of	$—	$—	$2,603,650	$5,309	$50,489
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF OPERATIONS — For the Year Ended January 31, 2026 — (continued)

	SA JPMorgan Diversified Balanced	SA JPMorgan Emerging Markets	SA JPMorgan Equity- Income	SA JPMorgan Large Cap Core	SA JPMorgan MFS Core Bond
INVESTMENT INCOME:
Dividends (unaffiliated)	$5,360,072	$5,859,684	$19,458,689	$6,404,864	$370,934
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	6,805,090	174,627	418,451	43,495	79,704,113
Total investment income*	12,165,162	6,034,311	19,877,140	6,448,359	80,075,047
EXPENSES:
Investment advisory and management fees	2,601,133	2,224,693	4,641,976	4,072,910	10,787,095
Service Fees:
Class 2	24,565	3,482	13,705	5,331	8,142
Class 3	726,830	305,119	881,480	322,499	2,076,105
Transfer agent fees and expenses	6,852	6,851	8,136	7,719	7,708
Custodian and accounting fees	332,988	213,261	82,950	63,859	296,972
Reports to shareholders	29,561	47,875	43,877	29,677	74,699
Audit and tax fees	72,549	74,083	54,466	53,218	103,459
Legal fees	19,811	16,103	20,514	2,770	14,494
Trustees' fees and expenses	11,372	5,246	20,706	15,884	48,197
Interest expense	7,643	—	—	168	10,813
License fee	14,901	5,486	2,099	—	2,311
Other expenses	79,990	41,236	38,995	37,512	52,624
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	3,928,195	2,943,435	5,808,904	4,611,547	13,482,619
Net (fees waived and expenses reimbursed)/ recouped by investment adviser (Note 5)	(96,682)	(255,226)	—	(392,291)	(1,797,850)
Fees paid indirectly (Note 2)	(1,793)	(8)	(7,387)	(3,034)	—
Net expenses	3,829,720	2,688,201	5,801,517	4,216,222	11,684,769
Net investment income (loss)	8,335,442	3,346,110	14,075,623	2,232,137	68,390,278
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	31,272,475	20,215,188	107,986,411	71,329,572	(9,718,654)
Investments (affiliated)	—	—	—	—	—
Futures contracts	(2,528,400)	513,449	—	—	1,887,042
Forward contracts	38,834	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(53,011)	(111,779)	—	—	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	28,729,898	20,616,858	107,986,411	71,329,572	(7,831,612)
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	10,622,248	54,813,521	(17,801,019)	(2,825,500)	57,058,877
Investments (affiliated)	—	—	—	—	—
Futures contracts	(1,062,444)	(215,421)	—	—	(495,817)
Forward contracts	31,693	—	—	—	—
Forward sales contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	36,780	6,723	—	1,650	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	25,670	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	9,628,277	54,630,493	(17,801,019)	(2,823,850)	56,563,060
Net realized and unrealized gain (loss) on investments and foreign currencies	38,358,175	75,247,351	90,185,392	68,505,722	48,731,448
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$46,693,617	$78,593,461	$104,261,015	$70,737,859	$117,121,726
* Net of foreign withholding taxes on interest and dividends of	$231,017	$658,178	$24,557	$35,726	$2,755
** Net of foreign withholding taxes on capital gains of	$—	$48,981	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF OPERATIONS — For the Year Ended January 31, 2026 — (continued)

	SA JPMorgan Mid-Cap Growth	SA JPMorgan Ultra-Short Bond	SA Large Cap Growth Index	SA Large Cap Index	SA Large Cap Value Index
INVESTMENT INCOME:
Dividends (unaffiliated)	$2,695,312	$1,080,193	$4,387,878	$41,529,853	$12,582,649
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	212	14,775,757	14,054	184,738	12,366
Total investment income*	2,695,524	15,855,950	4,401,932	41,714,591	12,595,015
EXPENSES:
Investment advisory and management fees	5,151,872	1,566,264	2,088,882	12,076,854	1,926,378
Service Fees:
Class 2	20,321	13,847	—	—	—
Class 3	1,062,290	556,811	200,597	333,865	188,861
Transfer agent fees and expenses	9,421	11,134	4,711	8,565	4,711
Custodian and accounting fees	73,003	52,334	79,570	324,649	86,183
Reports to shareholders	72,429	29,739	12,284	35,566	12,715
Audit and tax fees	53,220	64,712	60,904	61,778	59,656
Legal fees	20,165	15,458	19,035	32,428	15,170
Trustees' fees and expenses	18,522	9,446	19,910	88,154	18,323
Interest expense	2,434	—	2,338	11,761	3,936
License fee	2,100	69,119	139,908	372,680	127,652
Other expenses	38,751	39,652	39,577	60,518	41,461
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	6,524,528	2,428,516	2,667,716	13,406,818	2,485,046
Net (fees waived and expenses reimbursed)/ recouped by investment adviser (Note 5)	(224,726)	—	(27,752)	(4,640,679)	(44,810)
Fees paid indirectly (Note 2)	(16,441)	—	—	—	—
Net expenses	6,283,361	2,428,516	2,639,964	8,766,139	2,440,236
Net investment income (loss)	(3,587,837)	13,427,434	1,761,968	32,948,452	10,154,779
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	66,682,255	805,540	101,590,812	434,968,239	48,002,050
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	1,060,848	4,774,047	721,275
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	66,682,255	805,540	102,651,660	439,742,286	48,723,325
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(50,743,778)	442,280	29,906,673	42,282,727	20,501,470
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	(19,951)	(1,375,024)	18,800
Forward contracts	—	—	—	—	—
Forward sales contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(50,743,778)	442,280	29,886,722	40,907,703	20,520,270
Net realized and unrealized gain (loss) on investments and foreign currencies	15,938,477	1,247,820	132,538,382	480,649,989	69,243,595
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,350,640	$14,675,254	$134,300,350	$513,598,441	$79,398,374
* Net of foreign withholding taxes on interest and dividends of	$—	$51	$1,509	$9,554	$2,351
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF OPERATIONS — For the Year Ended January 31, 2026 — (continued)

	SA MFS Large Cap Growth(2)	SA MFS Massachusetts Investors Trust	SA MFS Total Return	SA Mid Cap Index	SA Morgan Stanley International Equities
INVESTMENT INCOME:
Dividends (unaffiliated)	$4,958,680	$7,559,044	$6,798,636	$7,197,002	$7,424,019
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	89,987	188,336	8,418,940	70,492	59,442
Total investment income*	5,048,667	7,747,380	15,217,576	7,267,494	7,483,461
EXPENSES:
Investment advisory and management fees	5,080,860	4,423,311	3,153,854	1,478,400	2,844,324
Service Fees:
Class 2	37,847	9,756	24,540	—	8,111
Class 3	613,034	733,560	876,197	222,570	283,231
Transfer agent fees and expenses	13,563	7,708	6,423	7,708	8,136
Custodian and accounting fees	66,012	65,241	108,126	71,870	101,408
Reports to shareholders	51,246	57,860	35,886	8,494	45,106
Audit and tax fees	54,129	53,218	63,239	62,325	66,331
Legal fees	20,040	16,386	6,165	18,459	7,888
Trustees' fees and expenses	20,819	15,014	12,834	13,285	8,937
Interest expense	14,818	12,076	830	2,084	263
License fee	2,100	—	5,640	116,066	6,623
Other expenses	31,177	38,157	47,787	39,126	72,661
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	6,005,645	5,432,287	4,341,521	2,040,387	3,453,019
Net (fees waived and expenses reimbursed)/ recouped by investment adviser (Note 5)	—	(253,799)	—	—	(169,958)
Fees paid indirectly (Note 2)	—	—	—	—	—
Net expenses	6,005,645	5,178,488	4,341,521	2,040,387	3,283,061
Net investment income (loss)	(956,978)	2,568,892	10,876,055	5,227,107	4,200,400
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	215,979,741	132,060,082	32,047,574	32,264,583	35,897,263
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	118,342	(2,595,088)	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	(115,006)	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	20,436	(784)	—	33,824
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	215,979,741	132,080,518	32,165,132	29,554,489	35,931,087
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(84,721,395)	(58,932,038)	9,066,498	333,396	13,821,868
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	(19,188)	(159,741)	—
Forward contracts	—	—	—	—	—
Forward sales contracts	—	—	—	—	—
Swap contracts	—	—	—	(21,252)	—
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(56)	22,059	—	232,353
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(84,721,395)	(58,932,094)	9,069,369	152,403	14,054,221
Net realized and unrealized gain (loss) on investments and foreign currencies	131,258,346	73,148,424	41,234,501	29,706,892	49,985,308
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$130,301,368	$75,717,316	$52,110,556	$34,933,999	$54,185,708
* Net of foreign withholding taxes on interest and dividends of	$14,523	$21,858	$65,313	$5,416	$692,191
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

(2)	Prior to April 28, 2025, the Portfolio was known as SA MFS Blue Chip Growth Portfolio.
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF OPERATIONS — For the Year Ended January 31, 2026 — (continued)

	SA PIMCO Global Bond Opportunities	SA PIMCO RAE International Value	SA PineBridge High-Yield Bond	SA Putnam International Value(3)	SA Schroders VCP Global Allocation
INVESTMENT INCOME:
Dividends (unaffiliated)	$135,711	$18,918,748	$243,530	$11,219,160	$4,294,979
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	13,490,086	23,790	18,069,323	300,670	9,353,664
Total investment income*	13,625,797	18,942,538	18,312,853	11,519,830	13,648,643
EXPENSES:
Investment advisory and management fees	1,785,057	3,657,013	1,643,688	3,025,780	3,524,432
Service Fees:
Class 2	3,093	11,936	7,559	7,436	—
Class 3	572,267	806,880	306,690	265,415	1,045,599
Transfer agent fees and expenses	8,181	5,995	8,136	8,564	1,713
Custodian and accounting fees	237,170	97,855	41,648	68,980	177,458
Reports to shareholders	55,119	63,916	43,885	23,430	26,078
Audit and tax fees	82,719	64,386	87,361	66,012	72,086
Legal fees	15,450	—	12,635	14,590	7,945
Trustees' fees and expenses	7,449	11,226	7,062	8,378	10,917
Interest expense	361,103	17,578	—	16,096	139
License fee	14,555	29,201	68,739	32,828	14,901
Other expenses	93,383	76,403	40,222	72,735	66,043
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	3,235,546	4,842,389	2,267,625	3,610,244	4,947,311
Net (fees waived and expenses reimbursed)/ recouped by investment adviser (Note 5)	(55,820)	(350,914)	—	(322,183)	(134,115)
Fees paid indirectly (Note 2)	—	—	—	—	—
Net expenses	3,179,726	4,491,475	2,267,625	3,288,061	4,813,196
Net investment income (loss)	10,446,071	14,451,063	16,045,228	8,231,769	8,835,447
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	1,191,227	45,778,933	(1,033,641)	30,883,653	37,469,735
Investments (affiliated)	—	—	—	—	—
Futures contracts	5,204,510	—	—	—	(9,187,711)
Forward contracts	(9,714,589)	(473)	—	527,265	(710,685)
Swap contracts	2,199,838	—	—	—	—
Written option contracts	586,303	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	1,308,440	(95,175)	—	(24,317)	67,709
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	775,729	45,683,285	(1,033,641)	31,386,601	27,639,048
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	14,341,793	90,666,726	3,250,007	58,368,322	5,486,801
Investments (affiliated)	—	—	—	—	—
Futures contracts	(1,046,398)	—	—	—	282,305
Forward contracts	(1,279,482)	—	—	1,012,077	125,913
Forward sales contracts	504,609	—	—	—	—
Swap contracts	(1,372,589)	—	—	—	—
Written option contracts	(67,062)	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(302,043)	498,447	—	87,554	70,739
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	10,778,828	91,165,173	3,250,007	59,467,953	5,965,758
Net realized and unrealized gain (loss) on investments and foreign currencies	11,554,557	136,848,458	2,216,366	90,854,554	33,604,806
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$22,000,628	$151,299,521	$18,261,594	$99,086,323	$42,440,253
* Net of foreign withholding taxes on interest and dividends of	$9,128	$1,779,009	$—	$729,476	$245,864
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

(3)	Prior to April 28, 2025, the Portfolio was known as SA Putnam International Growth and Income Portfolio.
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF OPERATIONS — For the Year Ended January 31, 2026 — (continued)

	SA Small Cap Index	SA T. Rowe Price Allocation Moderately Aggressive(4)	SA T. Rowe Price VCP Balanced	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy
INVESTMENT INCOME:
Dividends (unaffiliated)	$3,640,387	$10,399,558	$20,883,373	$12,237,082	$5,050,933
Dividends (affiliated)	—	—	—	129,980,881	60,905,838
Interest (unaffiliated)	28,695	5,530,686	18,275,047	46,973,930	28,162,988
Total investment income*	3,669,082	15,930,244	39,158,420	189,191,893	94,119,759
EXPENSES:
Investment advisory and management fees	1,072,718	5,370,673	10,594,366	18,628,600	10,802,681
Service Fees:
Class 2	—	—	—	—	—
Class 3	198,003	1,937,175	3,464,150	21,971,101	12,189,357
Transfer agent fees and expenses	7,708	2,141	2,141	2,899	2,998
Custodian and accounting fees	116,485	241,269	383,557	169,795	88,476
Reports to shareholders	13,623	21,481	49,013	221,938	146,138
Audit and tax fees	62,328	57,766	64,876	62,437	49,025
Legal fees	16,820	10,647	13,275	53,376	24,142
Trustees' fees and expenses	7,787	20,809	36,224	246,045	137,016
Interest expense	1,645	5,711	196,732	2,786,394	1,619,335
License fee	20,002	11,062	17,254	9,419	5,640
Other expenses	55,055	61,194	107,910	75,713	43,542
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,572,174	7,739,928	14,929,498	44,227,717	25,108,350
Net (fees waived and expenses reimbursed)/ recouped by investment adviser (Note 5)	(115,915)	—	—	(694,483)	(248,972)
Fees paid indirectly (Note 2)	—	—	—	—	—
Net expenses	1,456,259	7,739,928	14,929,498	43,533,234	24,859,378
Net investment income (loss)	2,212,823	8,190,316	24,228,922	145,658,659	69,260,381
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	12,833,470	62,934,314	87,857,096	(77,914,871)	(29,855,901)
Investments (affiliated)	—	—	—	191,122,274	2,192,216
Futures contracts	(981,946)	92,875	30,239,458	(29,428,830)	(74,380,041)
Forward contracts	—	—	(29)	—	—
Swap contracts	796,618	38,385	47,798	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	12,423	(11,065)	11,428	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	694,562,593	426,555,033
Net realized gain (loss) on investments and foreign currencies	12,648,142	63,077,997	118,133,258	778,352,594	324,511,307
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	30,278,800	30,533,362	51,454,904	30,775,035	21,422,829
Investments (affiliated)	—	—	—	(40,427,756)	33,181,372
Futures contracts	(34,341)	(19,615)	4,285,150	10,999,341	(1,152,259)
Forward contracts	—	—	—	—	—
Forward sales contracts	—	—	—	—	—
Swap contracts	(5,102)	(479)	(105)	—	—
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	70,175	194,239	67,641	10,521
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	(114,879)	—	—
Net unrealized gain (loss) on investments and foreign currencies	30,239,357	30,583,443	55,819,309	1,414,261	53,462,463
Net realized and unrealized gain (loss) on investments and foreign currencies	42,887,499	93,661,440	173,952,567	779,766,855	377,973,770
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$45,100,322	$101,851,756	$198,181,489	$925,425,514	$447,234,151
* Net of foreign withholding taxes on interest and dividends of	$7,017	$428,650	$836,570	$1,972	$—
** Net of foreign withholding taxes on capital gains of	$—	$—	$18,383	$—	$—

(4)	Prior to April 28, 2025, the Portfolio was known as SA T. Rowe Price Asset Allocation Growth Portfolio.
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF OPERATIONS — For the Year Ended January 31, 2026 — (continued)

SA VCP Index Allocation
INVESTMENT INCOME:
Dividends (unaffiliated)	$3,649,066
Dividends (affiliated)	7,815,985
Interest (unaffiliated)	519,819
Total investment income*	11,984,870
EXPENSES:
Investment advisory and management fees	1,093,240
Service Fees:
Class 2	—
Class 3	1,381,738
Transfer agent fees and expenses	2,141
Custodian and accounting fees	28,188
Reports to shareholders	15,873
Audit and tax fees	43,796
Legal fees	5,264
Trustees' fees and expenses	14,889
Interest expense	116,112
License fee	39,409
Other expenses	33,731
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	2,774,381
Net (fees waived and expenses reimbursed)/ recouped by investment adviser (Note 5)	—
Fees paid indirectly (Note 2)	—
Net expenses	2,774,381
Net investment income (loss)	9,210,489
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(4,361,692)
Investments (affiliated)	19,325,503
Futures contracts	(2,687,069)
Forward contracts	—
Swap contracts	—
Written option contracts	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	28,555,706
Net realized gain (loss) on investments and foreign currencies	40,832,448
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	339,218
Investments (affiliated)	4,743,945
Futures contracts	3,673,551
Forward contracts	—
Forward sales contracts	—
Swap contracts	—
Written option contracts	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—
Net unrealized gain (loss) on investments and foreign currencies	8,756,714
Net realized and unrealized gain (loss) on investments and foreign currencies	49,589,162
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$58,799,651
* Net of foreign withholding taxes on interest and dividends of	$—
** Net of foreign withholding taxes on capital gains of	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF CHANGES IN NET ASSETS

	SA AB Growth		SA AB Small & Mid Cap Value		SA BlackRock Multi-Factor 70/30
	For the Year Ended January 31, 2026	For the Year Ended January 31, 2025	For the Year Ended January 31, 2026	For the Year Ended January 31, 2025	For the Year Ended January 31, 2026	For the Year Ended January 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(2,741,117)	$(3,635,718)	$2,342,749	$2,544,178	$2,197,791	$1,973,785
Net realized gain (loss) on investments and foreign currencies	204,858,921	263,887,616	9,901,301	52,364,015	6,888,651	6,765,172
Net unrealized gain (loss) on investments and foreign currencies	(48,812,693)	146,547,850	8,209,160	23,353,927	5,471,433	4,857,822
Net increase (decrease) in net assets resulting from operations	153,305,111	406,799,748	20,453,210	78,262,120	14,557,875	13,596,779
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(147,682,805)	(104,172,167)	(10,021,547)	(6,997,334)	(7,599)	—
Distributable earnings — Class 2	(11,056,461)	(8,405,337)	(869,782)	(586,174)	—	—
Distributable earnings — Class 3	(104,927,283)	(71,906,488)	(44,046,797)	(26,956,443)	(4,457,822)	—
Total distributions to shareholders	(263,666,549)	(184,483,992)	(54,938,126)	(34,539,951)	(4,465,421)	—
CAPITAL SHARE TRANSACTIONS (Note 7)	68,771,645	(142,768,924)	23,286,897	(32,464,556)	7,692,379	(1,770,712)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(41,589,793)	79,546,832	(11,198,019)	11,257,613	17,784,833	11,826,067
NET ASSETS:
Beginning of period	1,834,195,916	1,754,649,084	506,386,503	495,128,890	108,964,126	97,138,059
End of period	$1,792,606,123	$1,834,195,916	$495,188,484	$506,386,503	$126,748,959	$108,964,126
	SA Emerging Markets Equity Index		SA Federated Hermes Corporate Bond		SA Fidelity Institutional AM® Global Equities (1)
	For the Year Ended January 31, 2026	For the Year Ended January 31, 2025	For the Year Ended January 31, 2026	For the Year Ended January 31, 2025	For the Year Ended January 31, 2026	For the Year Ended January 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,777,665	$1,883,992	$56,132,335	$51,240,431	$2,577,360	$2,783,772
Net realized gain (loss) on investments and foreign currencies	1,132,994	(2,112,570)	(3,962,384)	(1,575,608)	74,202,274	58,773,069
Net unrealized gain (loss) on investments and foreign currencies	34,917,972	11,917,958	42,223,528	(9,475,232)	(10,395,415)	3,896,781
Net increase (decrease) in net assets resulting from operations	37,828,631	11,689,380	94,393,479	40,189,591	66,384,219	65,453,622
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(1,434,822)	(1,542,734)	(15,280,254)	(14,055,400)	(50,612,250)	(20,759,657)
Distributable earnings — Class 2	—	—	(338,062)	(316,946)	(520,342)	(221,769)
Distributable earnings — Class 3	(341,219)	(365,631)	(36,087,341)	(32,517,464)	(11,182,690)	(4,660,373)
Total distributions to shareholders	(1,776,041)	(1,908,365)	(51,705,657)	(46,889,810)	(62,315,282)	(25,641,799)
CAPITAL SHARE TRANSACTIONS (Note 7)	(6,315,594)	(3,666,637)	(22,515,742)	113,378,706	36,877,638	(41,018,152)
TOTAL INCREASE (DECREASE) IN NET ASSETS	29,736,996	6,114,378	20,172,080	106,678,487	40,946,575	(1,206,329)
NET ASSETS:
Beginning of period	91,982,576	85,868,198	1,490,910,281	1,384,231,794	313,867,424	315,073,753
End of period	$121,719,572	$91,982,576	$1,511,082,361	$1,490,910,281	$354,813,999	$313,867,424

(1)	Prior to July 28, 2025, the Portfolio was known as SA JPMorgan Global Equities Portfolio.
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SA Fidelity Institutional AM® International Growth		SA Fidelity Institutional AM® Real Estate		SA Fixed Income Index
	For the Year Ended January 31, 2026	For the Year Ended January 31, 2025	For the Year Ended January 31, 2026	For the Year Ended January 31, 2025	For the Year Ended January 31, 2026	For the Year Ended January 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,243,094	$798,202	$4,763,881	$5,082,064	$19,694,873	$16,553,229
Net realized gain (loss) on investments and foreign currencies	30,402,606	30,381,882	4,834,981	18,484,843	(36,118,440)	(1,101,162)
Net unrealized gain (loss) on investments and foreign currencies	11,727,535	(2,005,749)	(4,616,755)	11,387,099	47,279,607	(6,629,929)
Net increase (decrease) in net assets resulting from operations	43,373,235	29,174,335	4,982,107	34,954,006	30,856,040	8,822,138
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(30,270,116)	(3,820,763)	(10,283,813)	(2,614,882)	(13,880,206)	(12,963,811)
Distributable earnings — Class 2	—	—	(244,446)	(62,270)	—	—
Distributable earnings — Class 3	(2,680,242)	(243,978)	(12,432,085)	(2,748,766)	(2,801,940)	(2,300,249)
Total distributions to shareholders	(32,950,358)	(4,064,741)	(22,960,344)	(5,425,918)	(16,682,146)	(15,264,060)
CAPITAL SHARE TRANSACTIONS (Note 7)	9,409,728	(44,686,458)	3,143,335	(30,658,125)	(14,887,382)	(1,731,518)
TOTAL INCREASE (DECREASE) IN NET ASSETS	19,832,605	(19,576,864)	(14,834,902)	(1,130,037)	(713,488)	(8,173,440)
NET ASSETS:
Beginning of period	234,068,454	253,645,318	256,446,942	257,576,979	535,345,221	543,518,661
End of period	$253,901,059	$234,068,454	$241,612,040	$256,446,942	$534,631,733	$535,345,221
	SA Fixed Income Intermediate Index		SA Franklin BW U.S. Large Cap Value		SA Franklin Small Company Value
	For the Year Ended January 31, 2026	For the Year Ended January 31, 2025	For the Year Ended January 31, 2026	For the Year Ended January 31, 2025	For the Year Ended January 31, 2026	For the Year Ended January 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$16,609,912	$13,540,531	$20,068,717	$22,597,918	$2,233,855	$2,487,279
Net realized gain (loss) on investments and foreign currencies	(10,238,574)	(1,709,859)	129,023,818	180,778,945	11,281,320	23,240,626
Net unrealized gain (loss) on investments and foreign currencies	21,044,013	3,351,569	27,217,230	51,351,343	19,659,088	21,971,736
Net increase (decrease) in net assets resulting from operations	27,415,351	15,182,241	176,309,765	254,728,206	33,174,263	47,699,641
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(12,167,007)	(11,585,896)	(126,692,959)	(23,384,101)	(9,155,046)	(3,726,864)
Distributable earnings — Class 2	—	—	(6,559,116)	(1,180,324)	—	—
Distributable earnings — Class 3	(1,438,607)	(1,303,807)	(70,229,156)	(12,551,776)	(15,980,315)	(6,300,399)
Total distributions to shareholders	(13,605,614)	(12,889,703)	(203,481,231)	(37,116,201)	(25,135,361)	(10,027,263)
CAPITAL SHARE TRANSACTIONS (Note 7)	27,360,248	(29,564,493)	51,319,934	(199,507,212)	(6,415,791)	(27,483,383)
TOTAL INCREASE (DECREASE) IN NET ASSETS	41,169,985	(27,271,955)	24,148,468	18,104,793	1,623,111	10,188,995
NET ASSETS:
Beginning of period	471,840,077	499,112,032	1,235,052,170	1,216,947,377	294,385,403	284,196,408
End of period	$513,010,062	$471,840,077	$1,259,200,638	$1,235,052,170	$296,008,514	$294,385,403
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SA Franklin Systematic U.S. Large Cap Core		SA Franklin Systematic U.S. Large Cap Value		SA Franklin Tactical Opportunities
	For the Year Ended January 31, 2026	For the Year Ended January 31, 2025	For the Year Ended January 31, 2026	For the Year Ended January 31, 2025	For the Year Ended January 31, 2026	For the Year Ended January 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,122,716	$1,352,596	$6,667,873	$6,212,531	$1,462,578	$1,260,442
Net realized gain (loss) on investments and foreign currencies	37,683,410	21,913,735	43,412,747	41,465,797	7,351,350	5,625,887
Net unrealized gain (loss) on investments and foreign currencies	10,848,853	23,878,142	44,881,359	36,272,901	5,322,054	6,210,103
Net increase (decrease) in net assets resulting from operations	50,654,979	47,144,473	94,961,979	83,951,229	14,135,982	13,096,432
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(21,607,914)	(6,037,864)	(18,648,346)	(3,244,898)	(8,330)	(819)
Distributable earnings — Class 2	—	—	(256,498)	(55,666)	—	—
Distributable earnings — Class 3	(1,886,317)	(571,110)	(12,002,667)	(2,313,949)	(6,719,040)	(441,404)
Total distributions to shareholders	(23,494,231)	(6,608,974)	(30,907,511)	(5,614,513)	(6,727,370)	(442,223)
CAPITAL SHARE TRANSACTIONS (Note 7)	74,614,776	47,027,615	14,233,588	66,808,848	(1,582,968)	(3,133,093)
TOTAL INCREASE (DECREASE) IN NET ASSETS	101,775,524	87,563,114	78,288,056	145,145,564	5,825,644	9,521,116
NET ASSETS:
Beginning of period	230,694,492	143,131,378	502,838,771	357,693,207	103,464,849	93,943,733
End of period	$332,470,016	$230,694,492	$581,126,827	$502,838,771	$109,290,493	$103,464,849
	SA Global Index Allocation 60/40		SA Global Index Allocation 75/25		SA Global Index Allocation 90/10
	For the Year Ended January 31, 2026	For the Year Ended January 31, 2025	For the Year Ended January 31, 2026	For the Year Ended January 31, 2025	For the Year Ended January 31, 2026	For the Year Ended January 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,777,634	$1,743,479	$1,530,418	$1,594,885	$5,170,787	$5,563,478
Net realized gain (loss) on investments and foreign currencies	7,850,972	3,633,148	9,822,392	4,710,973	39,834,899	19,129,522
Net unrealized gain (loss) on investments and foreign currencies	5,534,899	5,199,422	6,395,650	6,655,373	29,787,086	29,285,272
Net increase (decrease) in net assets resulting from operations	15,163,505	10,576,049	17,748,460	12,961,231	74,792,772	53,978,272
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(8,201)	(3,468)	(28,345)	(14,788)	(281,733)	(173,743)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	(7,809,821)	(4,614,197)	(6,406,093)	(3,456,663)	(24,124,852)	(13,952,373)
Total distributions to shareholders	(7,818,022)	(4,617,665)	(6,434,438)	(3,471,451)	(24,406,585)	(14,126,116)
CAPITAL SHARE TRANSACTIONS (Note 7)	1,933,781	2,869,978	(4,933,201)	(536,709)	(704,562)	(2,813,026)
TOTAL INCREASE (DECREASE) IN NET ASSETS	9,279,264	8,828,362	6,380,821	8,953,071	49,681,625	37,039,130
NET ASSETS:
Beginning of period	103,117,181	94,288,819	105,412,400	96,459,329	387,203,987	350,164,857
End of period	$112,396,445	$103,117,181	$111,793,221	$105,412,400	$436,885,612	$387,203,987
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SA Goldman Sachs Multi-Asset Insights		SA Index Allocation 60/40		SA Index Allocation 80/20
	For the Year Ended January 31, 2026	For the Year Ended January 31, 2025	For the Year Ended January 31, 2026	For the Year Ended January 31, 2025	For the Year Ended January 31, 2026	For the Year Ended January 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$674,558	$751,492	$4,093,919	$4,089,307	$6,217,527	$6,693,613
Net realized gain (loss) on investments and foreign currencies	6,273,098	6,083,000	26,511,437	14,123,522	66,897,410	33,988,839
Net unrealized gain (loss) on investments and foreign currencies	1,753,180	174,503	2,052,564	17,009,955	460,059	43,551,487
Net increase (decrease) in net assets resulting from operations	8,700,836	7,008,995	32,657,920	35,222,784	73,574,996	84,233,939
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(25,069)	(15,863)	(28,240)	(17,450)	(200,175)	(138,522)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	(6,626,041)	(4,419,282)	(18,876,630)	(11,454,494)	(41,145,197)	(22,746,198)
Total distributions to shareholders	(6,651,110)	(4,435,145)	(18,904,870)	(11,471,944)	(41,345,372)	(22,884,720)
CAPITAL SHARE TRANSACTIONS (Note 7)	1,722,807	3,095,866	(5,681,643)	(5,558,614)	(23,076,132)	(22,712,888)
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,772,533	5,669,716	8,071,407	18,192,226	9,153,492	38,636,331
NET ASSETS:
Beginning of period	50,307,174	44,637,458	275,570,278	257,378,052	532,404,222	493,767,891
End of period	$54,079,707	$50,307,174	$283,641,685	$275,570,278	$541,557,714	$532,404,222
	SA Index Allocation 90/10		SA International Index		SA Invesco Growth Opportunities
	For the Year Ended January 31, 2026	For the Year Ended January 31, 2025	For the Year Ended January 31, 2026	For the Year Ended January 31, 2025	For the Year Ended January 31, 2026	For the Year Ended January 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$15,868,906	$17,466,535	$21,634,557	$18,549,471	$(1,647,585)	$(1,524,866)
Net realized gain (loss) on investments and foreign currencies	195,384,074	84,146,281	35,017,859	1,916,504	25,004,562	29,514,830
Net unrealized gain (loss) on investments and foreign currencies	18,551,453	147,355,395	204,006,853	42,019,223	(157,664)	28,778,385
Net increase (decrease) in net assets resulting from operations	229,804,433	248,968,211	260,659,269	62,485,198	23,199,313	56,768,349
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(473,250)	(403,863)	(19,560,503)	(20,307,451)	(551,581)	—
Distributable earnings — Class 2	—	—	—	—	(9,237)	—
Distributable earnings — Class 3	(101,881,694)	(62,794,653)	(763,049)	(740,693)	(709,430)	—
Total distributions to shareholders	(102,354,944)	(63,198,516)	(20,323,552)	(21,048,144)	(1,270,248)	—
CAPITAL SHARE TRANSACTIONS (Note 7)	(49,886,432)	(33,224,628)	(8,579,267)	46,491,216	(27,106,331)	(45,745,289)
TOTAL INCREASE (DECREASE) IN NET ASSETS	77,563,057	152,545,067	231,756,450	87,928,270	(5,177,266)	11,023,060
NET ASSETS:
Beginning of period	1,490,849,759	1,338,304,692	828,232,173	740,303,903	293,408,037	282,384,977
End of period	$1,568,412,816	$1,490,849,759	$1,059,988,623	$828,232,173	$288,230,771	$293,408,037
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SA Janus Focused Growth		SA JPMorgan Diversified Balanced		SA JPMorgan Emerging Markets
	For the Year Ended January 31, 2026	For the Year Ended January 31, 2025	For the Year Ended January 31, 2026	For the Year Ended January 31, 2025	For the Year Ended January 31, 2026	For the Year Ended January 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(1,692,305)	$(841,439)	$8,335,442	$8,664,624	$3,346,110	$4,169,801
Net realized gain (loss) on investments and foreign currencies	63,929,021	99,607,165	28,729,898	36,156,360	20,616,858	5,121,859
Net unrealized gain (loss) on investments and foreign currencies	96,195	9,586,208	9,628,277	4,918,787	54,630,493	22,251,382
Net increase (decrease) in net assets resulting from operations	62,332,911	108,351,934	46,693,617	49,739,771	78,593,461	31,543,042
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(55,613,026)	(11,284,035)	(6,548,255)	(2,182,640)	(1,833,250)	(1,978,277)
Distributable earnings — Class 2	(1,615,757)	(415,419)	(850,748)	(288,366)	(54,848)	(59,564)
Distributable earnings — Class 3	(39,150,250)	(8,966,337)	(15,311,688)	(4,594,828)	(2,689,625)	(3,179,358)
Total distributions to shareholders	(96,379,033)	(20,665,791)	(22,710,691)	(7,065,834)	(4,577,723)	(5,217,199)
CAPITAL SHARE TRANSACTIONS (Note 7)	85,358,383	(79,395,256)	(30,264,451)	(43,816,138)	(32,486,907)	(23,963,400)
TOTAL INCREASE (DECREASE) IN NET ASSETS	51,312,261	8,290,887	(6,281,525)	(1,142,201)	41,528,831	2,362,443
NET ASSETS:
Beginning of period	446,160,264	437,869,377	438,505,789	439,647,990	185,293,533	182,931,090
End of period	$497,472,525	$446,160,264	$432,224,264	$438,505,789	$226,822,364	$185,293,533
	SA JPMorgan Equity-Income		SA JPMorgan Large Cap Core		SA JPMorgan MFS Core Bond
	For the Year Ended January 31, 2026	For the Year Ended January 31, 2025	For the Year Ended January 31, 2026	For the Year Ended January 31, 2025	For the Year Ended January 31, 2026	For the Year Ended January 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$14,075,623	$17,967,489	$2,232,137	$1,976,038	$68,390,278	$65,657,791
Net realized gain (loss) on investments and foreign currencies	107,986,411	135,450,329	71,329,572	57,794,647	(7,831,612)	(17,086,346)
Net unrealized gain (loss) on investments and foreign currencies	(17,801,019)	9,196,638	(2,823,850)	46,577,065	56,563,060	408,219
Net increase (decrease) in net assets resulting from operations	104,261,015	162,614,456	70,737,859	106,347,750	117,121,726	48,979,664
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(86,044,316)	(48,967,630)	(46,422,304)	(44,255,363)	(37,202,211)	(34,261,273)
Distributable earnings — Class 2	(1,596,450)	(921,292)	(370,045)	(381,519)	(198,513)	(190,347)
Distributable earnings — Class 3	(65,788,899)	(32,163,730)	(13,633,523)	(13,337,919)	(30,486,304)	(29,023,551)
Total distributions to shareholders	(153,429,665)	(82,052,652)	(60,425,872)	(57,974,801)	(67,887,028)	(63,475,171)
CAPITAL SHARE TRANSACTIONS (Note 7)	(21,041,367)	(159,221,159)	5,560,334	68,651,972	(9,685,822)	49,686,144
TOTAL INCREASE (DECREASE) IN NET ASSETS	(70,210,017)	(78,659,355)	15,872,321	117,024,921	39,548,876	35,190,637
NET ASSETS:
Beginning of period	891,602,049	970,261,404	538,811,941	421,787,020	1,748,136,258	1,712,945,621
End of period	$821,392,032	$891,602,049	$554,684,262	$538,811,941	$1,787,685,134	$1,748,136,258
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SA JPMorgan Mid-Cap Growth		SA JPMorgan Ultra-Short Bond		SA Large Cap Growth Index
	For the Year Ended January 31, 2026	For the Year Ended January 31, 2025	For the Year Ended January 31, 2026	For the Year Ended January 31, 2025	For the Year Ended January 31, 2026	For the Year Ended January 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(3,587,837)	$(3,163,110)	$13,427,434	$16,006,433	$1,761,968	$1,803,301
Net realized gain (loss) on investments and foreign currencies	66,682,255	76,694,494	805,540	519,623	102,651,660	99,684,897
Net unrealized gain (loss) on investments and foreign currencies	(50,743,778)	58,657,963	442,280	828,812	29,886,722	72,209,313
Net increase (decrease) in net assets resulting from operations	12,350,640	132,189,347	14,675,254	17,354,868	134,300,350	173,697,511
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(16,909,768)	—	(5,304,323)	(4,267,637)	(89,447,058)	(21,727,871)
Distributable earnings — Class 2	(1,016,733)	—	(406,048)	(363,374)	—	—
Distributable earnings — Class 3	(33,654,993)	—	(10,641,068)	(8,100,782)	(11,957,737)	(2,519,675)
Total distributions to shareholders	(51,581,494)	—	(16,351,439)	(12,731,793)	(101,404,795)	(24,247,546)
CAPITAL SHARE TRANSACTIONS (Note 7)	(1,830,736)	(63,723,821)	4,511,919	(25,271,332)	18,898,015	40,989,473
TOTAL INCREASE (DECREASE) IN NET ASSETS	(41,061,590)	68,465,526	2,835,734	(20,648,257)	51,793,570	190,439,438
NET ASSETS:
Beginning of period	711,367,993	642,902,467	336,899,374	357,547,631	678,072,572	487,633,134
End of period	$670,306,403	$711,367,993	$339,735,108	$336,899,374	$729,866,142	$678,072,572
	SA Large Cap Index		SA Large Cap Value Index		SA MFS Large Cap Growth (2)
	For the Year Ended January 31, 2026	For the Year Ended January 31, 2025	For the Year Ended January 31, 2026	For the Year Ended January 31, 2025	For the Year Ended January 31, 2026	For the Year Ended January 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$32,948,452	$36,205,702	$10,154,779	$9,798,294	$(956,978)	$(277,966)
Net realized gain (loss) on investments and foreign currencies	439,742,286	389,712,364	48,723,325	53,854,433	215,979,741	154,166,103
Net unrealized gain (loss) on investments and foreign currencies	40,907,703	335,055,390	20,520,270	6,576,912	(84,721,395)	48,069,500
Net increase (decrease) in net assets resulting from operations	513,598,441	760,973,456	79,398,374	70,229,639	130,301,368	201,957,637
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(409,475,137)	(190,997,312)	(56,168,164)	(50,509,965)	(100,112,175)	(47,563,452)
Distributable earnings — Class 2	—	—	—	—	(5,748,708)	(393,680)
Distributable earnings — Class 3	(17,170,992)	(7,150,660)	(7,499,646)	(6,155,987)	(47,207,476)	(26,112,003)
Total distributions to shareholders	(426,646,129)	(198,147,972)	(63,667,810)	(56,665,952)	(153,068,359)	(74,069,135)
CAPITAL SHARE TRANSACTIONS (Note 7)	(90,877,939)	(324,415,979)	60,452,228	151,930,910	130,431,977	(130,151,611)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,925,627)	238,409,505	76,182,792	165,494,597	107,664,986	(2,263,109)
NET ASSETS:
Beginning of period	3,345,988,853	3,107,579,348	622,725,293	457,230,696	646,739,906	649,003,015
End of period	$3,342,063,226	$3,345,988,853	$698,908,085	$622,725,293	$754,404,892	$646,739,906

(2)	Prior to April 28, 2025, the Portfolio was known as SA MFS Blue Chip Growth Portfolio.
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SA MFS Massachusetts Investors Trust		SA MFS Total Return		SA Mid Cap Index
	For the Year Ended January 31, 2026	For the Year Ended January 31, 2025	For the Year Ended January 31, 2026	For the Year Ended January 31, 2025	For the Year Ended January 31, 2026	For the Year Ended January 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,568,892	$4,902,354	$10,876,055	$11,239,738	$5,227,107	$5,184,997
Net realized gain (loss) on investments and foreign currencies	132,080,518	213,238,394	32,165,132	40,374,375	29,554,489	32,469,615
Net unrealized gain (loss) on investments and foreign currencies	(58,932,094)	(53,278,138)	9,069,369	(1,451,024)	152,403	49,689,316
Net increase (decrease) in net assets resulting from operations	75,717,316	164,862,610	52,110,556	50,163,089	34,933,999	87,343,928
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(115,275,533)	(65,617,717)	(12,217,312)	(7,612,068)	(31,147,153)	(8,170,584)
Distributable earnings — Class 2	(2,235,294)	(1,047,880)	(1,703,944)	(1,033,237)	—	—
Distributable earnings — Class 3	(100,372,511)	(47,416,709)	(37,426,169)	(21,112,646)	(6,884,064)	(1,569,735)
Total distributions to shareholders	(217,883,338)	(114,082,306)	(51,347,425)	(29,757,951)	(38,031,217)	(9,740,319)
CAPITAL SHARE TRANSACTIONS (Note 7)	20,313,231	(215,938,174)	(125,467)	(21,027,544)	8,968,053	(14,217,354)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(121,852,791)	(165,157,870)	637,664	(622,406)	5,870,835	63,386,255
NET ASSETS:
Beginning of period	724,998,366	890,156,236	490,821,662	491,444,068	509,874,633	446,488,378
End of period	$603,145,575	$724,998,366	$491,459,326	$490,821,662	$515,745,468	$509,874,633
	SA Morgan Stanley International Equities		SA PIMCO Global Bond Opportunities		SA PIMCO RAE International Value
	For the Year Ended January 31, 2026	For the Year Ended January 31, 2025	For the Year Ended January 31, 2026	For the Year Ended January 31, 2025	For the Year Ended January 31, 2026	For the Year Ended January 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$4,200,400	$5,498,884	$10,446,071	$8,609,269	$14,451,063	$13,432,626
Net realized gain (loss) on investments and foreign currencies	35,931,087	33,557,755	775,729	(21,234,225)	45,683,285	31,110,014
Net unrealized gain (loss) on investments and foreign currencies	14,054,221	(7,271,845)	10,778,828	16,148,848	91,165,173	(11,917,304)
Net increase (decrease) in net assets resulting from operations	54,185,708	31,784,794	22,000,628	3,523,892	151,299,521	32,625,336
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(20,638,970)	(3,828,819)	(2,518,161)	(1,178,445)	(7,652,901)	(3,967,230)
Distributable earnings — Class 2	(490,032)	(90,635)	(102,543)	(55,019)	(553,958)	(273,812)
Distributable earnings — Class 3	(10,199,951)	(1,742,559)	(11,955,626)	(5,229,363)	(21,477,954)	(11,201,225)
Total distributions to shareholders	(31,328,953)	(5,662,013)	(14,576,330)	(6,462,827)	(29,684,813)	(15,442,267)
CAPITAL SHARE TRANSACTIONS (Note 7)	(10,384,976)	(49,994,614)	(11,446,760)	(7,675,657)	(80,354,161)	(62,359,231)
TOTAL INCREASE (DECREASE) IN NET ASSETS	12,471,779	(23,871,833)	(4,022,462)	(10,614,592)	41,260,547	(45,176,162)
NET ASSETS:
Beginning of period	322,883,201	346,755,034	283,517,925	294,132,517	423,061,197	468,237,359
End of period	$335,354,980	$322,883,201	$279,495,463	$283,517,925	$464,321,744	$423,061,197
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SA PineBridge High-Yield Bond		SA Putnam International Value (3)		SA Schroders VCP Global Allocation
	For the Year Ended January 31, 2026	For the Year Ended January 31, 2025	For the Year Ended January 31, 2026	For the Year Ended January 31, 2025	For the Year Ended January 31, 2026	For the Year Ended January 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$16,045,228	$16,073,675	$8,231,769	$8,548,628	$8,835,447	$9,191,960
Net realized gain (loss) on investments and foreign currencies	(1,033,641)	5,214,830	31,386,601	29,875,524	27,639,048	25,296,998
Net unrealized gain (loss) on investments and foreign currencies	3,250,007	(853,040)	59,467,953	(820,816)	5,965,758	24,208,965
Net increase (decrease) in net assets resulting from operations	18,261,594	20,435,465	99,086,323	37,603,336	42,440,253	58,697,923
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(8,253,515)	(8,371,275)	(25,055,809)	(13,237,563)	(8,304)	(6,758)
Distributable earnings — Class 2	(304,925)	(340,118)	(561,488)	(295,804)	—	—
Distributable earnings — Class 3	(7,407,877)	(8,435,857)	(12,069,596)	(6,147,294)	(8,009,289)	(7,464,391)
Total distributions to shareholders	(15,966,317)	(17,147,250)	(37,686,893)	(19,680,661)	(8,017,593)	(7,471,149)
CAPITAL SHARE TRANSACTIONS (Note 7)	(9,697,167)	3,440,351	(6,800,000)	(63,223,164)	(62,758,322)	(73,215,776)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,401,890)	6,728,566	54,599,430	(45,300,489)	(28,335,662)	(21,989,002)
NET ASSETS:
Beginning of period	260,091,307	253,362,741	290,101,506	335,401,995	441,950,585	463,939,587
End of period	$252,689,417	$260,091,307	$344,700,936	$290,101,506	$413,614,923	$441,950,585

(3)	Prior to April 28, 2025, the Portfolio was known as SA Putnam International Growth and Income Portfolio.
	SA Small Cap Index		SA T. Rowe Price Allocation Moderately Aggressive (4)		SA T. Rowe Price VCP Balanced
	For the Year Ended January 31, 2026	For the Year Ended January 31, 2025	For the Year Ended January 31, 2026	For the Year Ended January 31, 2025	For the Year Ended January 31, 2026	For the Year Ended January 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,212,823	$2,570,208	$8,190,316	$7,524,683	$24,228,922	$27,218,455
Net realized gain (loss) on investments and foreign currencies	12,648,142	18,487,138	63,077,997	46,658,539	118,133,258	135,740,317
Net unrealized gain (loss) on investments and foreign currencies	30,239,357	31,711,933	30,583,443	61,942,948	55,819,309	53,703,452
Net increase (decrease) in net assets resulting from operations	45,100,322	52,769,279	101,851,756	116,126,170	198,181,489	216,662,224
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(15,591,247)	(5,581,968)	(26,623)	(11,950)	(24,404)	(5,258)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	(5,138,950)	(1,545,424)	(52,846,947)	(15,237,138)	(126,167,792)	(27,051,658)
Total distributions to shareholders	(20,730,197)	(7,127,392)	(52,873,570)	(15,249,088)	(126,192,196)	(27,056,916)
CAPITAL SHARE TRANSACTIONS (Note 7)	167,351	(24,431,440)	(14,074,023)	(27,019,883)	(117,879,283)	(204,049,558)
TOTAL INCREASE (DECREASE) IN NET ASSETS	24,537,476	21,210,447	34,904,163	73,857,199	(45,889,990)	(14,444,250)
NET ASSETS:
Beginning of period	318,142,745	296,932,298	773,969,381	700,112,182	1,439,322,273	1,453,766,523
End of period	$342,680,221	$318,142,745	$808,873,544	$773,969,381	$1,393,432,283	$1,439,322,273

(4)	Prior to April 28, 2025, the Portfolio was known as SA T. Rowe Price Asset Allocation Growth Portfolio.
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SA VCP Dynamic Allocation		SA VCP Dynamic Strategy		SA VCP Index Allocation
	For the Year Ended January 31, 2026	For the Year Ended January 31, 2025	For the Year Ended January 31, 2026	For the Year Ended January 31, 2025	For the Year Ended January 31, 2026	For the Year Ended January 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$145,658,659	$136,481,514	$69,260,381	$76,496,593	$9,210,489	$10,518,321
Net realized gain (loss) on investments and foreign currencies	778,352,594	625,072,970	324,511,307	291,693,056	40,832,448	57,248,850
Net unrealized gain (loss) on investments and foreign currencies	1,414,261	448,770,260	53,462,463	378,709,462	8,756,714	23,860,804
Net increase (decrease) in net assets resulting from operations	925,425,514	1,210,324,744	447,234,151	746,899,111	58,799,651	91,627,975
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(80,028)	(13,997)	(49,572)	(10,976)	(41,074)	(36,193)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	(726,821,894)	(216,837,876)	(380,207,494)	(72,574,244)	(31,903,841)	(35,731,650)
Total distributions to shareholders	(726,901,922)	(216,851,873)	(380,257,066)	(72,585,220)	(31,944,915)	(35,767,843)
CAPITAL SHARE TRANSACTIONS (Note 7)	614,043,740	(1,217,152,974)	(488,989,232)	(849,532,083)	(19,401,916)	(4,324,557)
TOTAL INCREASE (DECREASE) IN NET ASSETS	812,567,332	(223,680,103)	(422,012,147)	(175,218,192)	7,452,820	51,535,575
NET ASSETS:
Beginning of period	8,126,709,279	8,350,389,382	5,190,105,866	5,365,324,058	561,827,661	510,292,086
End of period	$8,939,276,611	$8,126,709,279	$4,768,093,719	$5,190,105,866	$569,280,481	$561,827,661
See Notes to Financial Statements

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS

Note 1 — Organization
    SunAmerica Series Trust (the “Trust" or "SAST"), a Massachusetts business trust, is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust is comprised of 59 portfolios (each, a “Portfolio,” and collectively, the “Portfolios”), 51 of which are included in this report. SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), an indirect wholly-owned subsidiary of Venerable Holdings, Inc. ("Venerable"), serves as investment adviser for all of the Portfolios of the Trust.  Corebridge Financial Inc. ("Corebridge"), the former indirect owner of SAAMCo, and Venerable entered into a definitive agreement pursuant to which Venerable would acquire SAAMCo (the “Transaction”). The Transaction closed on January 1, 2026. Following the completion of the Transaction, SAAMCo became a wholly-owned subsidiary of Venerable.
    Shares of the Portfolios are issued and redeemed in connection with investments in and payments under variable annuity contracts and variable life policies (collectively, the “Variable Contracts”) offered by American General Life Insurance Company, a Texas life insurer (“AGL”), The United States Life Insurance Company in the City of New York, a New York life insurer (“USL”), The Variable Annuity Life Insurance Company, a Texas life insurer (“VALIC”) (collectively, the "Life Companies”), and variable annuity contracts issued by Nassau Life Insurance Company (“Nassau”), and are also offered to certain affiliated mutual funds. AGL, USL and VALIC are indirect, wholly-owned subsidiaries of Corebridge.  All shares may be purchased or redeemed at net asset value without any sales or redemption charges.
    Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered in connection with certain variable contracts. Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 shares and Class 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 2 shares and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 shares and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.
    Each Portfolio is diversified with the exception of SA Fidelity Institutional AM® Real Estate Portfolio, SA Janus Focused Growth Portfolio, SA MFS Large Cap Growth Portfolio and SA PIMCO Global Bond Opportunities Portfolio, which are non-diversified as defined by the 1940 Act.  Additionally, the SA Large Cap Growth Index Portfolio may, from time to time, become non-diversified, in following its investment strategy as noted below.
    Effective April 28, 2025, the SA MFS Blue Chip Growth Portfolio, the SA Putnam International Growth and Income Portfolio and the SA T. Rowe Price Asset Allocation Growth Portfolio changed its names to SA MFS Large Cap Growth Portfolio, SA Putnam International Value Portfolio, and SA T. Rowe Price Allocation Moderately Aggressive Portfolio, respectively.
    Effective July 28, 2025, the SA JP Morgan Global Equities Portfolio changed its name to SA Fidelity Institutional AM Global Equities Portfolio.
    The investment goals for each of the Portfolios included in this report are as follows:
    The SA AB Growth Portfolio seeks long-term growth of capital. Its strategy is to invest primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior long-term earnings growth.
    The SA AB Small & Mid Cap Value Portfolio seeks long-term growth of capital. Its strategy is to invest under normal circumstances at least 80% of its net assets in equity securities of companies with small and medium market capitalizations that the subadviser determines to be undervalued.
    The SA BlackRock Multi-Factor 70/30 Portfolio seeks capital appreciation and income. Its strategy is to invest, under normal circumstances, approximately 70% of its net assets in equity securities and 30% of its net assets in fixed income securities.
    The SA Emerging Markets Equity Index Portfolio seeks to provide investment results that correspond with the performance of the MSCI Emerging Market Index (the “MSCI Emerging Markets ). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the MSCI Emerging Market Index.
    The SA Federated Hermes Corporate Bond Portfolio seeks high total return with only moderate price risk. Its strategy is to invest, under normal conditions, at least 80% of its net assets in corporate bonds, which includes any corporate fixed income security. The Portfolio invests primarily in investment grade fixed income securities; but may invest up to 35% in fixed income securities rated below investment grade or “junk bonds."
    The SA Fidelity Institutional AM® Global Equities Portfolio seeks long-term capital appreciation. The Portfolio attempts to achieve its goal by investing primarily in equity securities of companies anywhere in the world, with a focus on the constituent countries and securities of the MSCI World Index (net), which tracks the performance of large and mid-cap companies across 23 developed markets worldwide. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities.
    The SA Fidelity Institutional AM® International Growth Portfolio seeks long-term growth of capital. Its strategy is to invest primarily in non-U.S. securities, including securities of issuers located in emerging markets that demonstrate the potential for capital appreciation.
    The SA Fidelity Institutional AM® Real Estate Portfolio seeks total return through a combination of growth and income. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities of companies principally engaged in the real estate industry and other real estate related investments.
    The SA Fixed Income Portfolio seeks to provide investment results that correspond with the performance of the Bloomberg Barclays US Government/Credit Bond Index (the “Bloomberg Barclays US Government/Credit Bond”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the Bloomberg Barclays US Government/Credit Bond Index.
    The SA Fixed Income Intermediate Index Portfolio seeks to provide investment results that correspond with the performance of the Bloomberg Barclays US Intermediate Government/Credit Bond Index (the “Bloomberg Barclays US Intermediate Government/Credit Bond”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the Bloomberg Barclays US Intermediate Government/Credit Bond Index or that have economic characteristics comparable to securities included in the index.

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

    The SA Franklin BW U.S. Large Cap Value Portfolio seeks growth of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies.
    The SA Franklin Small Company Value Portfolio seeks long-term growth of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in a diversified portfolio of equity securities of small companies.
    The SA Franklin Systematic U.S. Large Cap Core Portfolio seeks long-term growth of capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in equity securities of U.S. issuers.
    The SA Franklin Systematic U.S. Large Cap Value Portfolio seeks long-term capital appreciation. Its strategy is to invest, under normal circumstances, approximately 80% of its net assets in equity securities of U.S. large capitalization companies.
    The SA Franklin Tactical Opportunities Portfolio seeks growth of capital appreciation and income. Its strategy is to invest, under normal circumstances, approximately 70% (with a range of 60% to 80%) of its net assets in equity strategies and approximately 30% (with a range of 20% to 40%) of its net assets in fixed income strategies. income securities.
    The SA Global Index Allocation 60/40 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 60% of its assets (with a range of 50% to 70%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 40% of its assets (with a range of 30% to 50%) Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).
    The SA Global Index Allocation 75/25 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 75% of its assets (with a range of 65% to 85% in equity securities (“Underlying Equity Portfolios”) and 25% of its assets (with a range of 15% to 35%) to Underlying Portfolios investing primarily fixed income securities (“Underlying Fixed Income Portfolios”).
    The SA Global Index Allocation 90/10 Portfolio seeks growth of capital. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 90% of its assets (with a range of 80% to 100%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 10% of its assets (with a range of 0% to 20%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).
    The SA Goldman Sachs Multi-Asset Insights Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest, under normal circumstances, approximately 70% (with a range of 60% to 80%) of its net assets in equity exposure and approximately 30% (with a range of 20% to 40%) of its net assets in fixed income exposure.
    The SA Index Allocation 60/40 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 60% of its assets (with a range of 50% to 70%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 40% of its assets (with a range of 30% to 50%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).
    The SA Index Allocation 80/20 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 80% of its assets (with a range of 70% to 90% in equity securities (“Underlying Equity Portfolios”) and 20% of its assets (with a range of 10% to 30%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).
    The SA Index Allocation 90/10 Portfolio seeks growth of capital. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 90% of its assets (with a range of 80% to 100%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 10% of its assets (with a range of 0% to 20%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).
    The SA International Index Portfolio seeks investment results that correspond with the performance of the MSCI EAFE Index (the “MSCI EAFE”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the MSCI EAFE or in securities that have economic characteristics comparable to securities included in the index.
    The SA Invesco Growth Opportunities Portfolio seeks capital appreciation. Its strategy is to invest in equity securities that demonstrate the potential for capital appreciation, issued generally by small-cap companies.
    The SA Janus Focused Growth Portfolio seeks long-term growth of capital. Its strategy is to invest, under normal market conditions, at least 65% of its assets in equity securities of companies selected for their long term growth potential with a general core position of 30 to 40 common stocks.
    The SA JPMorgan Diversified Balanced Portfolio seeks total return. Its strategy is to invest, under normal circumstances, in a balanced portfolio of common stocks and bonds, with at least 25% invested in equity securities and in fixed income securities.
    The SA JPMorgan Emerging Markets Portfolio seeks long-term capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks, depositary receipts and other equity securities of companies primarily in emerging markets outside the U.S., which the subadviser believes, when compared to developed markets, have above-average growth prospects.
    The SA JPMorgan Equity-Income Portfolio seeks growth of capital and income. Its strategy is to invest primarily in common stocks (principally large-cap and mid-cap) that demonstrate the potential for appreciation and/or dividends.
    The SA JPMorgan Large Cap Core Portfolio seeks long-term capital appreciation. Its strategy is to invest under normal circumstances, at least 80% of its net assets in equity investments selected by their potential to achieve capital appreciation over the long-term.

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

    The SA JPMorgan MFS Core Bond Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management. Its strategy is to invest under normal circumstances at least 80% of its net assets in a diversified portfolio of bonds including U.S. and foreign fixed income investments with varying maturities.
    The SA JPMorgan Mid-Cap Growth Portfolio seeks long-term growth of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in equity securities of medium-sized companies that its subadviser believes have above-average growth potential.
    The SA JPMorgan Ultra-Short Bond Portfolio seeks current income consistent with liquidity and preservation of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in short-term fixed, variable and floating rate debt.
    The SA Large Cap Growth Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500® Growth Index (“S&P 500 Growth”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks included in the S&P 500 Growth or in securities that have economic characteristics comparable to securities included in the index.
    The SA Large Cap Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500®”). Its strategy is to invest, under normal circumstances, at least 90% of its net assets in common stocks included in the S&P 500 or in securities that have economic characteristics comparable to securities included in the index.
    The SA Large Cap Value Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500® Value Index (“S&P 500 Value”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks included in the S&P 500 Value or in securities that have economic characteristics comparable to securities included in the index.
    The SA MFS Large Cap Growth Portfolio seeks capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies.
    The SA MFS Massachusetts Investors Trust Portfolio seeks reasonable growth of income and long-term growth and appreciation. Its strategy is to invest primarily, under normal market conditions, at least 65% of its assets in equity securities.
    The SA MFS Total Return Portfolio seeks reasonable current income, long-term capital growth and conservation of capital. Its strategy is to invest in a combination of equity and fixed income securities. Under normal circumstances, approximately 60% of its net assets will be invested in equity securities and approximately 40% of its assets in debt instruments.
    The SA Mid Cap Index Portfolio seeks investment results that correspond with the performance of the S&P MidCap 400 Index (“S&P MidCap 400”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in S&P MidCap 400 or in securities that have economic characteristics comparable to securities included in the index.
    The SA Morgan Stanley International Equities Portfolio seeks long-term capital appreciation. Its strategy is to invest in a diversified portfolio of equity securities of non-U.S. issuers based on fundamental analysis and individual stock selection. Under normal circumstances, at least 80% of its net assets will be invested in equity securities that may include convertible securities.
    The SA PIMCO Global Bond Opportunities Portfolio seeks maximum total return, consistent with preservation of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in high quality fixed income securities of U.S. and foreign issuers, including issuers of emerging markets.
    The SA PIMCO RAE International Value Portfolio seeks long-term capital appreciation. Its strategy is to invest, under normal circumstances, in a portfolio of stocks economically tied to at least three foreign (non-U.S.) countries.
    The SA PineBridge High-Yield Bond Portfolio seeks high current income and, secondarily, capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in intermediate and long-term corporate obligations, emphasizing high-yield, high-risk fixed income securities (junk bonds) with a primary focus on “B” rated high-yield securities.
    The SA Putnam International Value Portfolio seeks growth of capital and, secondarily, current income. Its strategy is to invest primarily in common stocks of companies outside the U.S. that the subadviser considers undervalued by the market and offers a potential for income.
    The SA Schroders VCP Global Allocation Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest through flexible asset allocation driven by tactical and thematic ideas. Under normal market conditions, the Portfolio targets an allocation of approximately 60% (with the range of 50% to 70%) of its net assets to equity exposure and approximately 40% (with a range of 20% to 50%) of its net assets to fixed income exposure.
    The SA Small Cap Index Portfolio seeks investment results that correspond with the performance of the Russell 2000 Index (“Russell 2000”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in securities included in Russell 2000 or in securities that have economic characteristics comparable to securities included in the index.
    The SA T. Rowe Price Asset Allocation Moderately Aggressive Portfolio seeks capital appreciation and income. Its strategy is to invest, under normal circumstances, approximately 80% (with a range of 70% to 90%) of its net assets in equity strategies and approximately 20% (with a range of 10% to 30%) of its net assets in fixed income strategies.
    The SA T. Rowe Price VCP Balanced Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest approximately 65% of its total assets in common stocks and 35% of its total assets in fixed income securities. The Portfolio invests in securities of both U.S. and foreign corporate and governmental issuers, including emerging market issuers.

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

    The SA VCP Dynamic Allocation Portfolio seeks capital appreciation and current income while managing net equity exposure. Its strategy is to invest under normal conditions approximately 70% to 90% of its assets in certain Trust portfolios and Seasons Series Trust ("SST") portfolios (Fund-of-Funds Component) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed-income securities and short-term investments (Overlay Component).
    The SA VCP Dynamic Strategy Portfolio seeks capital appreciation and current income while managing net equity exposure. Its strategy is to invest under normal conditions approximately 70% to 90% of its assets in certain Trust portfolios and SST portfolios (Fund-of-Funds Component) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed-income securities and short-term investments (Overlay Component).
    The SA VCP Index Allocation Portfolio seeks capital appreciation and secondarily, income while managing portfolio volatility. Its strategy is to invest under normal circumstances approximately 80% of its assets in combination of other mutual funds (“Fund-of-Funds Component”) and 20% of its assets in a combination of equity index and fixed income futures, currency forwards and equity index put options (“Overlay Component”).
    Indemnifications: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.
Note 2 — Significant Accounting Policies
    The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant.  Each Portfolio is an investment company and accordingly, follows the investment company accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services  - Investment Companies.  The following is a summary of significant accounting policies consistently followed by the Trust, in the preparation of its financial statements:
    Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:
    Level 1 — Unadjusted quoted prices in active markets for identical securities
    Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Trustees (the “Board”)
    Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)
    Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
    The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
    The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of January 31, 2026, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
    As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures adopted by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities are generally categorized as Level 2.
    Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from an independent pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. Typically, these securities are valued assuming orderly transactions of institutional round lot sizes, but a Portfolio may hold or, from time to time, transact in such securities in smaller, odd lot sizes in which case they may be fair valued in accordance with pricing procedures adopted by the Board.
    Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by an independent loan pricing service, and are generally categorized as Level 2.
    Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.
    Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by an independent pricing service, and are generally categorized as Level 1. Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services, which are derived using daily swap curves and models that incorporate market data and discounted cash flows and are generally categorized as Level 2. Total return and contracts for difference swap agreements are valued utilizing quotes received daily by independent pricing services, which are derived using models that incorporate market trades and fair value of the underlying reference instrument and are generally categorized as Level 2.  Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by an independent pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.
    Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. Because there is no single standard for making fair value determinations, the Portfolios’ fair determinations may vary from fair value determinations made by other funds for the same securities.
    The Board must determine fair value in good faith for portfolio holdings for which market quotations are not readily available or are unreliable. The Board has designated SAAMCo as the valuation designee (“Valuation Designee”) to perform the fair valuation determinations relating to any or all portfolio investments. SAAMCo, as the Valuation Designee, has adopted policies and procedures and has established a pricing review committee to determine the fair value of the designated portfolio holdings on its behalf.
    Inflation-Indexed Bonds: Certain Portfolios may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation- indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.
    Loans: Certain Portfolios invest in senior loans which generally consist of direct debt obligations of companies (collectively, “Borrowers”), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower’s business internally and externally, or to finance a capital restructuring. Transactions in senior loans may settle on a delayed basis.
    Mortgage-Backed Dollar Rolls: Certain Portfolios may enter into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities.

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

    Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.
    Reverse Repurchase Agreements: Certain Portfolios may enter into reverse repurchase agreements with brokers, dealers, domestic and foreign banks or other financial institutions that have been determined by the Adviser or Subadviser to be creditworthy. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Portfolio. The Portfolio’s investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. A Portfolio will enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is expected to be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. In order to minimize any risk involved, the Portfolio will segregate cash or other liquid securities in an amount at least equal to its purchase obligations under these agreements (including accrued interest). In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio’s repurchase obligation, and the Portfolio’s use of proceeds of the agreement may effectively be restricted pending such decision
    Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio‘s yield.
    Structured Notes: A credit linked note (“CLN”) is a type of hybrid instrument in which a special purpose entity issues a structured note (the “Note Issuer”) that is intended to replicate a corporate bond or a portfolio of corporate bonds. The purchaser of the CLN (the “Note Purchaser”) invests a par amount and receives a payment during the term of the CLN that equals a fixed- or floating-rate of interest equivalent to a high-rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of an identified bond (the “Reference Bond”). Upon maturity of the CLN, the Note Purchaser will receive a payment equal to (i) the original par amount paid to the Note Issuer, if there is neither a designated event of default (an “Event of Default”) with respect to the Reference Bond nor a restructuring of the issuer of the Reference Bond (a “Restructuring Event”) or (ii) the value of the Reference Bond, if an Event of Default or a Restructuring Event has occurred. Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical delivery of the Reference Bond in the event of an Event of Default or a Restructuring Event.
    When-Issued Securities and Forward Commitments: Certain Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date.
    Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.
    The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.
    Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.
    Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis.  Realized gains and losses on the sale of investments are calculated on the identified cost basis.  Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.  Distributions from income from underlying mutual fund investments, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from underlying mutual fund investments, if any, are recorded to realized gains on the ex-dividend date.
    Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Portfolio.
    In consideration of recent decisions rendered by the European courts, certain Portfolios filed reclaims to recover taxes withheld on dividends earned from certain European Union countries. These filing are subject to various administrative and judicial proceedings within these countries. During the current period, such amounts recovered, excluding any foreign exchange gain (loss) and interest income amounted to $291,869 and $193,856 for the SA PIMCO RAE International Value Portfolio and SA Putnam International Value Portfolio, respectively, and are reflected as Dividends (unaffiliated) in the Statement of Operations. No other amounts for additional tax reclaims are disclosed in the financial statements due to the uncertainty as to the ultimate resolution of the proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
    Distributions received from Real Estate Investment Trust (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.
    Income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital share activity of the respective class).
    Expenses common to all Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. The expenses included in the accompanying financial statements reflect the expenses of each of the respective funds and do not include indirect expenses associated with the investments in the Underlying Portfolios. “Fees paid indirectly” in the Statement of Operations represents expense reductions used to offset non-affiliated expenses resulting from participation in a commission recapture program.
    Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.
    The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.
    Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.
    Each Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Portfolios file U.S. federal and certain state income tax returns. The Portfolios federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
    Operating Segments: An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available.
    Per Topic 280, the Portfolios’ Principal Executive Officer and Principal Financial Officer act as the Portfolios’ CODM and have determined that the Portfolios have a single operating segment. The financial information provided to and reviewed by the CODM to assess segment performance and to make resource allocations is consistent with that presented within the Portfolios’ financial statements.
Recent Accounting and Regulatory Developments
    In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-09, “Income Taxes (Topic 740) - Improvements to Income Tax Disclosures”. ASU 2023-09 requires public entities to enhance the transparency and decision usefulness of income tax disclosures for investors. ASU2023-09 became effective for fiscal years beginning after December 15, 2024. Adoption of the Rule had no material impact on the Portfolios’ financial statements.
    During the period ended January 31, 2026 the Portfolios  did not pay a significant amount of foreign or U.S federal, state or local income taxes and, therefore, did not include any additional disclosures in these financial statements.

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Note 3 — Derivative Instruments
    Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
    Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as receivable/payable for variation margin on futures contracts and as cash collateral on futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.
    Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.
    Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities, and for written options, may result in losses in excess of the amounts shown on the statement of assets and liabilities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.
    Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Swap Contracts: Certain Portfolios may enter into contract for difference, credit default, inflation, interest rate, and total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral on centrally cleared swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolio and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).
    Contracts for Difference: A contract for difference (“CFD”) is a privately negotiated over-the-counter equity derivative contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. As an over-the-counter derivative contract, CFDs are not traded on an exchange. A CFD offers exposure to price changes in an underlying security without ownership of such security, typically by providing investors the ability to trade on margin. When entering into a CFD, the Portfolio attempts to predict either that the price of the underlying security will fall (taking a short position) or that the price of the security will rise (taking a long position). CFDs are subject to illiquidity risk because the liquidity of contracts for difference is based on the liquidity of the underlying instrument. CFDs are also subject to the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require the Portfolio to deposit additional sums to maintain proper margin coverage, and this may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss to the Portfolio. As is the case with owning any financial instrument, there is the risk of loss associated with buying a CFD. For example, if the Portfolio buys a long CFD and the underlying security is worth less at the end of the contract, the Portfolio would be required to make a payment to the seller and would suffer a loss.
    CFD contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Credit Default Swap Agreements: Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
    Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.
    Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.
    Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

    Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment / performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule following each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.
    Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Currency Swap Agreements:  Currency swap agreements are typically entered into to manage exposure to foreign currency exchange rate risk, interest rate risk, and/or to obtain exposure to non-U.S. currencies. Currency swaps involve an initial exchange of notional principal amounts in two different currencies, periodic payments of interest denominated in the respective currencies, and a final re-exchange of the notional principal amounts at maturity.
    The exchange of currencies at the inception date of the contract takes place at the current spot rate. The net of the notional amount received/delivered, when translated to USD at the trade date, represents an upfront payment made or received. The re-exchange at maturity may take place at the same exchange rate, a specified rate or the then current spot rate. Interest payments, if applicable, are made between the parties based on negotiated rate structure in the two currencies at the inception of the contract. The terms of currency swap contracts may extend for many years. Currency swaps are usually negotiated with commercial and investment banks. Some Currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.
    Currency swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Total Return Swap Agreements: Total return swaps are equities contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.
    The counterparty to a total return swap will typically be a bank, investment banking firm or broker/dealer. Total return swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the total return swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the total return swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.
    Therefore, the return to a Portfolio on any total return swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay to the other the difference between the relative investment performances that would have been achieved if the notional amount of the total return swap contract had been invested in different stocks (or indices of stocks).
    A Portfolio will generally enter into total return swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an total return swap contract or periodically during its term. Total return swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an total return swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an total return swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.
    Total return swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Interest Rate Swap Agreements: Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments.
    Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Portfolio securities transactions.
    Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict  the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss, which may be in excess of the amount reflected on the statement of assets and liabilities.
    Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
    The following tables represent the value of derivatives held as of January 31, 2026, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ended January 31, 2026. For a detailed presentation of derivatives held as of January 31, 2026, please refer to the schedule at the end of each Portfolio’s Portfolio of Investments.
	Asset Derivatives				Liability Derivatives
	Futures Contracts(1)	Swap Contracts(2)	Options Purchased(3)	Forward Foreign Currency Contracts(4)	Futures Contracts(1)	Swap Contracts(2)	Options Written(5)	Forward Foreign Currency Contracts(6)
Portfolio	Interest Rate Contracts
SA Federated Hermes Corporate Bond	$9,285	$—	$—	$—	$199,446	$—	$—	$—
SA Franklin Tactical Opportunities	33,040	—	—	—	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	—	—	—	—	222,595	—	—	—
SA JPMorgan Diversified Balanced	260,635	—	—	—	732,294	—	—	—
SA JPMorgan MFS Core Bond	495,123	—	—	—	2,170,021	—	—	—
SA MFS Total Return	—	—	—	—	107,201	—	—	—
SA PIMCO Global Bond Opportunities	1,228,515	4,021,648	—	—	543,462	6,206,397	8,204	—
SA Schroders VCP Global Allocation	551,894	—	—	—	177,281	—	—	—
SA T. Rowe Price Allocation Moderately Aggressive	—	—	—	—	59,223	—	—	—
SA T. Rowe Price VCP Balanced	276,624	—	—	—	42,926	—	—	—
SA VCP Index Allocation	—	—	—	—	45,780	—	—	—
	Equity Contracts
SA Emerging Markets Equity Index	5,181	—	—	—	—	—	—	—
SA Franklin Tactical Opportunities	34,017	—	—	—	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	50,106	—	—	—	—	—	—	—
SA International Index	46,988	427	—	—	—	5,656	—	—
SA JPMorgan Diversified Balanced	253,545	—	—	—	1,107,462	—	—	—
SA JPMorgan Emerging Markets	—	—	—	—	16,539	—	—	—
SA Large Cap Growth Index	—	—	—	—	30,993	—	—	—
SA Large Cap Index	—	—	—	—	35,629	—	—	—
SA Large Cap Value Index	7,758	—	—	—	—	—	—	—
SA Mid Cap Index	—	—	—	—	41,098	21,252	—	—
SA Schroders VCP Global Allocation	1,631,227	—	493,618	—	1,096,562	—	—	—
SA Small Cap Index	—	39,329	—	—	12,278	44,431	—	—
SA T. Rowe Price VCP Balanced	4,564,153	—	4,011,601	—	—	—	—	—
SA VCP Dynamic Allocation	5,087,243	—	80,525,912	—	—	—	—	—
SA VCP Dynamic Strategy	—	—	41,712,492	—	189,234	—	—	—
SA VCP Index Allocation	2,061,167	—	1,608,470	—	—	—	—	—
	Credit Contracts
SA Goldman Sachs Multi-Asset Insights	—	9,928	—	—	—	—	—	—
SA PIMCO Global Bond Opportunities	—	276,585	—	—	—	29,138	—	—
SA T. Rowe Price Allocation Moderately Aggressive	—	11,624	—	—	—	—	—	—

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	Asset Derivatives				Liability Derivatives
	Futures Contracts(1)	Swap Contracts(2)	Options Purchased(3)	Forward Foreign Currency Contracts(4)	Futures Contracts(1)	Swap Contracts(2)	Options Written(5)	Forward Foreign Currency Contracts(6)
Portfolio	Credit Contracts
SA T. Rowe Price VCP Balanced	$—	$18,388	$—	$—	$—	$—	$—	$—
	Foreign Exchange Contracts
SA JPMorgan Diversified Balanced	274,287	—	—	24,338	197,253	—	—	5,172
SA PIMCO Global Bond Opportunities	—	14,173	59,326	1,940,729	—	16,303	33,538	3,264,571
SA Putnam International Value	—	—	—	1,863,561	—	—	—	1,527,952
SA Schroders VCP Global Allocation	—	—	—	468,504	—	—	—	503,250

(1)	Amount represents cumulative appreciation/depreciation on futures contracts as disclosed in the Portfolio of Investments. Only the current day’s variation margin is separately disclosed within the Statements of Assets and Liabilities.
(2)	For centrally cleared swaps, the amount represents cumulative appreciation/depreciation as disclosed in the Portfolio of Investments. Only the current day’s variation margin is separately disclosed within the Statements of Assets and Liabilities. For OTC swaps, the amount represents unrealized appreciation/depreciation on over-the-counter swap contracts as disclosed within the Statements of Assets and Liabilities.
(3)	Investments at value (unaffiliated)
(4)	Unrealized appreciation on forward foreign currency contracts
(5)	Call and put options written, at value
(6)	Unrealized depreciation on forward foreign currency contracts
	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Forward Foreign Currency Contracts(5)
Portfolio	Interest Rate Contracts
SA Federated Hermes Corporate Bond	$570,788	$—	$—	$—	$—
SA Franklin Tactical Opportunities	(479)	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	380,781	—	—	—	—
SA JPMorgan Diversified Balanced	901,058	—	—	—	—
SA JPMorgan MFS Core Bond	1,887,042	—	—	—	—
SA MFS Total Return	118,342	—	—	—	—
SA PIMCO Global Bond Opportunities	5,204,510	331,227	498,161	(94,550)	—
SA Schroders VCP Global Allocation	(39,424)	—	—	—	—
SA T. Rowe Price Allocation Moderately Aggressive	92,875	—	—	—	—
SA T. Rowe Price VCP Balanced	(945,915)	—	—	—	—
SA VCP Index Allocation	(871,967)	—	—	—	—
	Equity Contracts
SA Emerging Markets Equity Index	207,701	—	—	—	—
SA Fidelity Institutional AM® Global Equities	83,296	—	—	—	—
SA Franklin Tactical Opportunities	416,994	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	80,521	—	—	—	—
SA International Index	6,370,683	(59,764)	—	—	—
SA JPMorgan Diversified Balanced	(3,582,475)	—	—	—	—
SA JPMorgan Emerging Markets	513,449	—	—	—	—
SA Large Cap Growth Index	1,060,848	—	—	—	—
SA Large Cap Index	4,774,047	—	—	—	—
SA Large Cap Value Index	721,275	—	—	—	—
SA Mid Cap Index	(2,595,088)	(115,006)	—	—	—
SA Schroders VCP Global Allocation	(9,148,287)	—	—	1,854,289	—
SA Small Cap Index	(981,946)	796,618	—	—	—
SA T. Rowe Price VCP Balanced	31,185,373	—	—	(14,969,003)	—
SA VCP Dynamic Allocation	(29,428,830)	—	—	(71,546,213)	—
SA VCP Dynamic Strategy	(74,380,041)	—	—	(26,346,023)	—
SA VCP Index Allocation	(1,815,102)	—	—	(4,361,692)	—
	Credit Contracts
SA Goldman Sachs Multi-Asset Insights	—	69,486	—	—	—
SA PIMCO Global Bond Opportunities	—	1,796,144	—	—	—
SA T. Rowe Price Allocation Moderately Aggressive	—	38,385	—	—	—
SA T. Rowe Price VCP Balanced	—	47,798	—	—	—

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Forward Foreign Currency Contracts(5)
Portfolio	Foreign Forward Exchange Contracts
SA Fidelity Institutional AM® Global Equities	$—	$—	$—	$—	$(98)
SA JPMorgan Diversified Balanced	153,017	—	—	—	38,834
SA PIMCO Global Bond Opportunities	—	72,467	88,142	11,487	(9,714,589)
SA PIMCO RAE International Value	—	—	—	—	(473)
SA Putnam International Value	—	—	—	—	527,265
SA Schroders VCP Global Allocation	—	—	—	—	(710,685)
SA T. Rowe Price VCP Balanced	—	—	—	—	(29)
	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Futures Contracts(6)	Swap Contracts(7)	Written Options(8)	Purchased Options(9)	Forward Foreign Currency Contracts(10)
Portfolio	Interest Rate Contracts
SA Federated Hermes Corporate Bond	$(4,343)	$—	$—	$—	$—
SA Franklin Tactical Opportunities	(2,480)	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	26,446	—	—	—	—
SA JPMorgan Diversified Balanced	204,334	—	—	—	—
SA JPMorgan MFS Core Bond	(495,817)	—	—	—	—
SA MFS Total Return	(19,188)	—	—	—	—
SA PIMCO Global Bond Opportunities	(1,046,398)	(1,294,867)	(53,766)	(31,052)	—
SA Schroders VCP Global Allocation	80,445	—	—	—	—
SA T. Rowe Price Allocation Moderately Aggressive	(19,615)	—	—	—	—
SA T. Rowe Price VCP Balanced	(1,399,008)	—	—	—	—
SA VCP Index Allocation	(507,412)	—	—	—	—
	Equity Contracts
SA Emerging Markets Equity Index	(15,486)	—	—	—	—
SA Franklin Tactical Opportunities	73,392	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	57,346	—	—	—	—
SA International Index	(1,757,998)	(5,229)	—	—	—
SA JPMorgan Diversified Balanced	(1,047,786)	—	—	—	—
SA JPMorgan Emerging Markets	(215,421)	—	—	—	—
SA Large Cap Growth Index	(19,951)	—	—	—	—
SA Large Cap Index	(1,375,024)	—	—	—	—
SA Large Cap Value Index	18,800	—	—	—	—
SA Mid Cap Index	(159,741)	(21,252)	—	—	—
SA Schroders VCP Global Allocation	201,860	—	—	48,065	—
SA Small Cap Index	(34,341)	(5,102)	—	—	—
SA T. Rowe Price VCP Balanced	5,684,158	—	—	337,807	—
SA VCP Dynamic Allocation	10,999,341	—	—	(4,833,822)	—
SA VCP Dynamic Strategy	(1,152,259)	—	—	(1,880,659)	—
SA VCP Index Allocation	4,180,963	—	—	320,969	—
	Credit Contracts
SA Goldman Sachs Multi-Asset Insights	—	(2,064)	—	—	—
SA PIMCO Global Bond Opportunities	—	(75,592)	—	—	—
SA T. Rowe Price Allocation Moderately Aggressive	—	(479)	—	—	—
SA T. Rowe Price VCP Balanced	—	(105)	—	—	—
	Foreign Forward Exchange Contracts
SA JPMorgan Diversified Balanced	(218,992)	—	—	—	31,693
SA PIMCO Global Bond Opportunities	—	(2,130)	(13,296)	7,212	(1,279,482)
SA Putnam International Value	—	—	—	—	1,012,077
SA Schroders VCP Global Allocation	—	—	—	—	125,913

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on swap contracts
(3)	Net realized gain (loss) on written options contracts
(4)	Net realized gain (loss) on investments
(5)	Net realized gain (loss) on forward contracts

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

(6)	Change in unrealized appreciation (depreciation) on futures contracts
(7)	Change in unrealized appreciation (depreciation) on swap contracts
(8)	Change in unrealized appreciation (depreciation) on written options contracts
(9)	Change in unrealized appreciation (depreciation) on investments
(10)	Change in unrealized appreciation (depreciation) on forward contracts
    The following table represents the average monthly balances of derivatives held during the year ended January 31, 2026.
	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Forward Foreign Currency Contracts(1)	Purchased Call Options Contracts(2)	Purchased Put Options Contracts(2)	Interest Rate Swap Contracts(1)	Credit Default Swap Contracts(1)	Contracts For Difference Swap Contracts(1)	Written Call Option Contracts(2)	Written Put Option Contracts(2)	Currency Swap Contracts(1)
SA Emerging Markets Equity Index	$992,182	$—	$—	$—	$—	$—	$—	$—	$—	$—
SA Federated Hermes Corporate Bond	15,341,250	—	—	—	—	—	—	—	—	—
SA Franklin Tactical Opportunities	4,318,058	—	—	—	—	—	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	15,992,607	—	—	—	—	6,464,167	—	—	—	—
SA International Index	14,421,088	—	—	—	—	—	197,773	—	—	—
SA JPMorgan Diversified Balanced	151,074,490	18,429,882	—	—	—	—	—	—	—	—
SA JPMorgan Emerging Markets	9,875,085	—	—	—	—	—	—	—	—	—
SA JPMorgan MFS Core Bond	240,124,484	—	—	—	—	—	—	—	—	—
SA Large Cap Growth Index	2,622,334	—	—	—	—	—	—	—	—	—
SA Large Cap Index	16,287,943	—	—	—	—	—	—	—	—	—
SA Large Cap Value Index	2,968,398	—	—	—	—	—	—	—	—	—
SA MFS Total Return	18,522,848	—	—	—	—	—	—	—	—	—
SA Mid Cap Index	4,180,059	—	—	—	—	—	2,115,186	—	—	—
SA PIMCO Global Bond Opportunities	270,501,385	342,588,752	3,467	62,373	610,366,450	256,501,836	—	18,296	24,113	36,881,542
SA Putnam International Value	—	162,978,020	—	—	—	—	—	—	—	—
SA Schroders VCP Global Allocation	205,516,091	83,027,457	—	428,231	—	—	—	—	—	—
SA Small Cap Index	2,380,857	—	—	—	—	—	1,374,785	—	—	—
SA T. Rowe Price Allocation Moderately Aggressive	7,694,215	—	—	—	—	5,870,833	—	—	—	—
SA T. Rowe Price VCP Balanced	329,442,640	2,746	—	3,513,220	—	9,800,000	—	—	—	—
SA VCP Dynamic Allocation	1,121,939,792	—	—	68,388,456	—	—	—	—	—	—
SA VCP Dynamic Strategy	242,140,729	—	—	37,992,892	—	—	—	—	—	—
SA VCP Index Allocation	136,320,102	—	—	1,192,803	—	—	—	—	—	—

(1)	Amounts represent notional amounts in US dollars.
(2)	Amounts represent values in US dollars.
    The following table represents the Portfolio’s objectives for using derivative instruments for the year ended January 31, 2026:
	Objectives for Using Derivatives
Portfolio	Futures Contracts	Foreign Forward Currency Contracts	Options Contracts	Interest Rate Swap Contracts	Credit Default Swap Contracts	Currency Swap Contracts	Contract For Difference Swaps
SA Emerging Markets Equity Index	5	-	-	-	-	-	-
SA Federated Hermes Corporate Bond	2	-	-	-	-	-	-
SA Franklin Tactical Opportunities	5	-	-	-	-	-	-
SA Goldman Sachs Multi-Asset Insights	4	-	-	-	4	-	-
SA International Index	5	-	-	-	-	-	5

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	Objectives for Using Derivatives
Portfolio	Futures Contracts	Foreign Forward Currency Contracts	Options Contracts	Interest Rate Swap Contracts	Credit Default Swap Contracts	Currency Swap Contracts	Contract For Difference Swaps
SA JPMorgan Diversified Balanced	2, 5	1	-	-	-	-	-
SA JPMorgan Emerging Markets	5	-	-	-	-	-	-
SA JPMorgan MFS Core Bond	2	-	-	-	-	-	-
SA Large Cap Growth Index	5	-	-	-	-	-	-
SA Large Cap Index	5	-	-	-	-	-	-
SA Large Cap Value Index	5	-	-	-	-	-	-
SA MFS Total Return	2	-	-	-	-	-	-
SA Mid Cap Index	5	-	-	-	-	-	5
SA PIMCO Global Bond Opportunities	2,5, 6, 7	1, 6, 7	2,5, 6, 7	2,5, 6, 7	3, 5, 6	1, 6, 7	-
SA Putnam International Value	-	7	-	-	-	-	-
SA Schroders VCP Global Allocation	2, 5	7	5, 6	-	3, 5	-	-
SA Small Cap Index	5	-	-	-	-	-	5
SA T. Rowe Price Moderately Aggressive	2	-	-	-	3	-	-
SA T. Rowe Price VCP Balanced	2, 5, 6	1	5, 6	-	3	-	-
SA VCP Dynamic Allocation	5, 6	-	5, 6	-	-	-	-
SA VCP Dynamic Strategy	5, 6	-	5, 6	-	-	-	-
SA VCP Index Allocation	5, 6	-	5, 6	-	-	-	-

(1)	To manage foreign currency exchange rate risk.
(2)	To manage interest rate risk and the duration of the portfolio.
(3)	To manage credit risk.
(4)	To manage against or gain exposure to certain securities and/or sectors.
(5)	To manage exposures in certain securities markets.
(6)	To manage portfolio risk.
(7)	To manage interest rate or foreign currency exchange rate risk, or gain exposures to foreign currencies.
    The following tables set forth the Portfolios’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged (received) as of January 31, 2026. The repurchase agreements held by the Portfolios as of January 31, 2026, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios’ holdings in repurchase agreements.
	SA International Index Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
BNP Paribas	$—	$—	$—	$—	$—	$82	$—	$82	$(82)	$—	$(82)
Goldman Sachs and Co. LLC	—	—	—	—	—	5,574	—	5,574	(5,574)	—	(5,574)
HSBC Holdings	—	427	—	427	—	—	—	—	427	—	427
Total	$—	$427	$—	$427	$—	$5,656	$—	$5,656	$(5,229)	$—	$(5,229)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA JPMorgan Diversified Balanced Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
BNP Paribas SA	$104	$—	$—	$104	$—	$—	$—	$—	$104	$—	$104
HSBC Bank PLC	24,234	—	—	24,234	3,460	—	—	3,460	20,774	—	20,774
Morgan Stanley & Co. International PLC	—	—	—	—	1,712	—	—	1,712	(1,712)	—	(1,712)
Total	$24,338	$—	$—	$24,338	$5,172	$—	$—	$5,172	$19,166	$—	$19,166

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA Mid Cap Index Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
BNP Paribas	$—	$—	$—	$—	$—	$8,649	$—	$8,649	$(8,649)	$—	$(8,649)
HSBC Holdings	—	—	—	—	—	12,603	—	12,603	(12,603)	—	(12,603)
Total	$—	$—	$—	$—	$—	$21,252	$—	$21,252	$(21,252)	$—	$(21,252)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA PIMCO Global Bond Opportunities Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$826,623	$115,076	$59,058	$1,000,757	$1,888,324	$—	$33,356	$1,921,680	$(920,923)	$920,923	$—
Goldman Sachs Bank USA	1,114,106	14,173	268	1,128,547	1,376,247	16,303	182	1,392,732	(264,185)	264,185	—
Total	$1,940,729	$129,249	$59,326	$2,129,304	$3,264,571	$16,303	$33,538	$3,314,412	$(1,185,108)	$1,185,108	$—

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA Putnam International Value Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$52,147	$—	$—	$52,147	$90,477	$—	$—	$90,477	$(38,330)	$—	$(38,330)
Barclays Bank PLC	83,703	—	—	83,703	49,797	—	—	49,797	33,906	—	33,906
Citibank, N.A.	140,264	—	—	140,264	93,584	—	—	93,584	46,680	—	46,680
Goldman Sachs International	242,092	—	—	242,092	254,073	—	—	254,073	(11,981)	—	(11,981)
HSBC Bank PLC	136,723	—	—	136,723	191,851	—	—	191,851	(55,128)	—	(55,128)
JPMorgan Chase Bank, N.A.	188,078	—	—	188,078	85,816	—	—	85,816	102,262	—	102,262
Morgan Stanley & Co. International PLC	226,189	—	—	226,189	338,473	—	—	338,473	(112,284)	—	(112,284)
State Street Bank & Trust Company	219,059	—	—	219,059	67,984	—	—	67,984	151,075	—	151,075
Toronto Dominion Bank	333,559	—	—	333,559	46,353	—	—	46,353	287,206	—	287,206

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA Putnam International Value Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
UBS AG	$31,213	$—	$—	$31,213	$205,030	$—	$—	$205,030	$(173,817)	$—	$(173,817)
Westpac Banking Corp.	210,534	—	—	210,534	104,514	—	—	104,514	106,020	—	106,020
Total	$1,863,561	$—	$—	$1,863,561	$1,527,952	$—	$—	$1,527,952	$335,609	$—	$335,609

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA Schroders VCP Global Allocation Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$—	$—	$—	$—	$131,660	$—	$—	$131,660	$(131,660)	$—	$(131,660)
Barclays Bank PLC	169,186	—	—	169,186	20,249	—	—	20,249	148,937	—	148,937
Citibank, N.A.	179,928	—	—	179,928	72,495	—	—	72,495	107,433	—	107,433
Goldman Sachs International	28,823	—	—	28,823	38,707	—	—	38,707	(9,884)	—	(9,884)
Morgan Stanley & Co. International PLC	61,317	—	—	61,317	61,209	—	—	61,209	108	—	108
UBS AG	29,250	—	—	29,250	178,930	—	—	178,930	(149,680)	—	(149,680)
Total	$468,504	$—	$—	$468,504	$503,250	$—	$—	$503,250	$(34,746)	$—	$(34,746)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA Small Cap Index Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America Merrill Lynch	$—	$6,398	$—	$6,398	$—	$2,621	$—	$2,621	$3,777	$—	$3,777
BNP Paribas	—	31,612	—	31,612	—	20,247	—	20,247	11,365	(11,365)	—
Goldman Sachs & Co. LLC	—	—	—	—	—	19,729	—	19,729	(19,729)	19,729	—
HSBC Holdings	—	233	—	233	—	1,834	—	1,834	(1,601)	1,601	—
JPMorgan Securities, LLC	—	1,086	—	1,086	—	—	—	—	1,086	—	1,086
Total	$—	$39,329	$—	$39,329	$—	$44,431	$—	$44,431	$(5,102)	$9,965	$4,863

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA T. Rowe Price VCP Balanced Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Goldman Sachs International	$—	$—	$4,011,601	$4,011,601	$—	$—	$—	$—	$4,011,601	$(3,840,000)	$171,601
Total	$—	$—	$4,011,601	$4,011,601	$—	$—	$—	$—	$4,011,601	$(3,840,000)	$171,601

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA VCP Dynamic Allocation Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank, N.A.	$—	$—	$38,235,763	$38,235,763	$—	$—	$—	$—	$38,235,763	$(35,535,366)	$2,700,397
Goldman Sachs International	—	—	34,303,971	34,303,971	—	—	—	—	34,303,971	(31,990,000)	2,313,971
UBS AG	—	—	7,986,178	7,986,178	—	—	—	—	7,986,178	(7,420,835)	565,343
Total	$—	$—	$80,525,912	$80,525,912	$—	$—	$—	$—	$80,525,912	$(74,946,201)	$5,579,711

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA VCP Dynamic Strategy Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank, N.A.	$—	$—	$18,458,644	$18,458,644	$—	$—	$—	$—	$18,458,644	$(17,314,799)	$1,143,845
Goldman Sachs International	—	—	18,257,779	18,257,779	—	—	—	—	18,257,779	(17,030,000)	1,227,779
UBS AG	—	—	4,996,069	4,996,069	—	—	—	—	4,996,069	(4,586,400)	409,669
Total	$—	$—	$41,712,492	$41,712,492	$—	$—	$—	$—	$41,712,492	$(38,931,199)	$2,781,293

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA VCP Index Allocation Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Goldman Sachs International	$—	$—	$1,608,470	$1,608,470	$—	$—	$—	$—	$1,608,470	$(1,500,000)	$108,470
Total	$—	$—	$1,608,470	$1,608,470	$—	$—	$—	$—	$1,608,470	$(1,500,000)	$108,470

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
Note 4 — Federal Income Taxes
    The following details the tax basis of distributions as well as the components of distributable earnings.  The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October capital losses, investments in passive foreign investment companies,  investments in real estate investment trusts, investments in regulated investment companies, straddle loss deferrals, foreign taxes payable, contingent payment debt securities, inflation securities, late year ordinary losses, investments in partnerships, treatment of defaulted securities and derivative transactions.
	Distributable Earnings			Tax Distributions
	For the year ended January 31, 2026
Portfolio	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
SA AB Growth	$4,770,196	$199,784,990	$673,096,011	$—	$263,666,549
SA AB Small & Mid Cap Value	6,206,666	6,173,100	49,022,086	16,782,383	38,155,743
SA BlackRock Multi-Factor 70/30	5,494,686	3,619,764	14,558,310	2,485,833	1,979,588
SA Emerging Markets Equity Index	2,743,586	(7,381,290)	38,458,136	1,776,041	—
SA Federated Hermes Corporate Bond	51,678,453	(43,458,517)	(68,283,697)	51,705,657	—
SA Fidelity Institutional AM® Global Equities	20,026,467	55,629,346	76,179,317	9,002,026	53,313,256
SA Fidelity Institutional AM® International Growth	1,790,625	28,106,758	57,709,571	7,457,211	25,493,147
SA Fidelity Institutional AM® Real Estate	5,960,273	3,324,726	17,787,895	7,069,479	15,890,865

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	Distributable Earnings			Tax Distributions
	For the year ended January 31, 2026
Portfolio	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
SA Fixed Income Index	$18,178,314	$(37,423,672)	$(10,273,727)	$16,682,146	$—
SA Fixed Income Intermediate Index	15,373,038	(15,284,443)	286,526	13,605,614	—
SA Franklin BW U.S. Large Cap Value	18,259,454	127,963,964	346,036,562	22,389,291	181,091,940
SA Franklin Small Company Value	2,129,727	11,549,324	52,264,476	8,277,519	16,857,842
SA Franklin Systematic U.S. Large Cap Core	5,573,545	35,117,196	60,415,977	9,517,464	13,976,767
SA Franklin Systematic U.S. Large Cap Value	11,828,413	39,962,299	109,456,026	17,491,756	13,415,755
SA Franklin Tactical Opportunities	3,758,929	4,971,222	22,428,383	1,963,791	4,763,579
SA Global Index Allocation 60/40	1,379,245	5,138,700	12,001,304	1,825,179	5,992,843
SA Global Index Allocation 75/25	1,713,861	9,840,593	16,377,331	1,618,249	4,816,189
SA Global Index Allocation 90/10	6,051,033	38,576,679	83,825,810	5,659,245	18,747,340
SA Goldman Sachs Multi-Asset Insights	1,009,304	501,817	5,739,010	3,593,442	3,057,668
SA Index Allocation 60/40	4,593,247	26,771,889	31,012,090	4,165,351	14,739,519
SA Index Allocation 80/20	7,680,746	65,804,077	98,090,363	6,876,731	34,468,641
SA Index Allocation 90/10	20,098,581	190,724,147	344,637,151	18,017,752	84,337,192
SA International Index	29,116,127	24,232,611	349,850,442	20,323,552	—
SA Invesco Growth Opportunities	—	10,454,098	65,542,171	—	1,270,248
SA Janus Focused Growth	—	64,187,721	201,282,585	78,495	96,300,538
SA JPMorgan Diversified Balanced	19,613,810	14,979,577	40,601,374	8,350,457	14,360,234
SA JPMorgan Emerging Markets**	4,782,757	(7,848,357)	68,776,772	4,577,723	—
SA JPMorgan Equity-Income	12,465,320	108,307,275	216,465,230	17,713,338	135,716,327
SA JPMorgan Large Cap Core	4,129,921	68,957,666	98,017,858	19,738,780	40,687,092
SA JPMorgan MFS Core Bond	63,369,614	(137,668,488)	(69,441,131)	67,887,028	—
SA JPMorgan Mid-Cap Growth	13,016,345	50,675,153	94,434,604	—	51,581,494
SA JPMorgan Ultra-Short Bond	11,980,442	(9,128,404)	1,055,708	16,351,439	—
SA Large Cap Growth Index	4,521,089	99,678,419	224,778,135	7,855,713	93,549,082
SA Large Cap Index	37,764,783	432,484,954	2,028,212,269	40,261,075	386,385,054
SA Large Cap Value Index	24,933,775	35,417,490	48,661,942	13,953,076	49,714,734
SA MFS Large Cap Growth	1,970,992	210,953,737	222,628,092	18,554,466	134,513,893
SA MFS Massachusetts Investors Trust	2,879,897	131,683,511	180,595,461	10,426,422	207,456,916
SA MFS Total Return	11,285,992	31,449,471	62,787,256	11,385,561	39,961,864
SA Mid Cap Index	4,905,909	29,859,316	123,453,401	14,184,298	23,846,919
SA Morgan Stanley International Equities	6,459,333	33,463,041	44,999,436	7,480,489	23,848,464
SA PIMCO Global Bond Opportunities	15,157,681	(41,429,146)	2,573,925	14,576,330	—
SA PIMCO RAE International Value	25,116,411	36,113,012	91,267,400	24,082,194	5,602,619
SA PineBridge High-Yield Bond	14,829,305	(29,966,652)	271,436	15,966,317	—
SA Putnam International Value	9,465,714	30,097,282	108,782,879	7,706,544	29,980,349
SA Schroders VCP Global Allocation	44,496,391	—	49,213,152	8,017,593	—
SA Small Cap Index	4,293,384	16,431,725	69,073,957	4,332,888	16,397,309
SA T. Rowe Price Allocation Moderately Aggressive	11,214,945	59,067,255	161,451,731	8,377,961	44,495,609
SA T. Rowe Price VCP Balanced	112,791,374	48,326,431	217,790,879	124,536,170	1,656,026
SA VCP Dynamic Allocation**	192,857,286	426,398,253	362,286,454	282,904,060	443,997,862
SA VCP Dynamic Strategy	161,187,294	207,983,035	161,043,247	214,886,883	165,370,183
SA VCP Index Allocation	26,991,794	31,732,080	70,987,709	29,868,754	2,076,161

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.
**	The Portfolio's Long-term Gains/Capital Loss Carryover includes both Long-term Capital Capital Gains and Capital Loss Carryforward due to ownership change limitations.
	Tax Distributions
	For the year ended January 31, 2025
Portfolio	Ordinary Income	Long-Term Capital Gains
SA AB Growth	$—	$184,483,992
SA AB Small & Mid Cap Value	8,994,027	25,545,924
SA Emerging Markets Equity Index	1,908,365	—
SA Federated Hermes Corporate Bond	46,889,810	—
SA Fidelity Institutional AM® Global Equities	3,941,147	21,700,652
SA Fidelity Institutional AM® International Growth	750,326	3,314,415
SA Fidelity Institutional AM® Real Estate	5,425,918	—
SA Fixed Income Index	15,264,060	—

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	Tax Distributions
	For the year ended January 31, 2025
Portfolio	Ordinary Income	Long-Term Capital Gains
SA Fixed Income Intermediate Index	$12,889,703	$—
SA Franklin BW U.S. Large Cap Value	24,632,796	12,483,405
SA Franklin Small Company Value	7,493,447	2,533,816
SA Franklin Systematic U.S. Large Cap Core	1,306,789	5,302,185
SA Franklin Systematic U.S. Large Cap Value	5,614,513	—
SA Franklin Tactical Opportunities	442,223	—
SA Global Index Allocation 60/40	1,865,130	2,752,535
SA Global Index Allocation 75/25	1,328,496	2,142,955
SA Global Index Allocation 90/10	4,943,894	9,182,222
SA Goldman Sachs Multi-Asset Insights	3,372,342	1,062,803
SA Index Allocation 60/40	3,230,500	8,241,444
SA Index Allocation 80/20	5,774,695	17,110,025
SA Index Allocation 90/10	15,630,968	47,567,548
SA International Index	21,048,144	—
SA Janus Focused Growth	—	20,665,791
SA JPMorgan Diversified Balanced	7,065,834	—
SA JPMorgan Emerging Markets	5,217,199	—
SA JPMorgan Equity-Income	20,568,125	61,484,527
SA JPMorgan Large Cap Core	25,984,752	31,990,049
SA JPMorgan MFS Core Bond	63,475,171	—
SA JPMorgan Ultra-Short Bond	12,731,793	—
SA Large Cap Growth Index	3,382,123	20,865,423
SA Large Cap Index	41,576,836	156,571,136
SA Large Cap Value Index	45,112,261	11,553,691
SA MFS Large Cap Growth	1,782,047	72,287,088
SA MFS Massachusetts Investors Trust	6,627,651	107,454,655
SA MFS Total Return	11,028,829	18,729,122
SA Mid Cap Index	5,185,642	4,554,677
SA Morgan Stanley International Equities	5,662,013	—
SA PIMCO Global Bond Opportunities	6,462,827	—
SA PIMCO RAE International Value	15,442,267	—
SA PineBridge High-Yield Bond	17,147,250	—
SA Putnam International Value	9,808,514	9,872,147
SA Schroders VCP Global Allocation	7,471,679	—
SA Small Cap Index	3,103,400	4,023,992
SA T. Rowe Price Allocation Moderately Aggressive	7,355,790	7,893,298
SA T. Rowe Price VCP Balanced	27,056,916	—
SA VCP Dynamic Allocation	216,851,873	—
SA VCP Dynamic Strategy	72,585,220	—
SA VCP Index Allocation	21,408,062	14,359,781
    As of January 31, 2026, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which are available to offset future capital gains, if any:
	Capital Loss Carryforward Unlimited
Portfolio	ST	LT
SA Emerging Markets Equity Index*	$1,400,062	$5,981,228
SA Federated Hermes Corporate Bond*	9,523,493	33,935,024
SA Fixed Income Index*	630,614	36,793,058
SA Fixed Income Intermediate Index*	429,938	14,854,505
SA JPMorgan Emerging Markets*	9,744,346	—
SA JPMorgan MFS Core Bond*	37,387,730	100,280,758
SA JPMorgan Ultra-Short Bond*	2,239,889	6,888,515
SA PIMCO Global Bond Opportunities	10,544,082	30,885,064
SA PineBridge High-Yield Bond*	2,134,939	27,831,713

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	Capital Loss Carryforward Unlimited
Portfolio	ST	LT
SA VCP Dynamic Allocation**	$22,266,208	$29,792,535

*	The Portfolios had a change in ownership as defined in the Internal Revenue Code section 382 during the fiscal year ended January 31, 2025. The capital loss carryforwards may be subject to limitations pursuant to applicable federal income tax regulations.
**	Pursuant to the mergers outlined in Note 12, the losses acquired from the target portfolios are subject to limitations under IRC sections 381 through 384.
    The Portfolios indicated below, utilized capital loss carryforwards, which offset net realized taxable gains in the year ended January 31, 2026.
Portfolio	Capital Loss Carryforward Utilized
SA Emerging Markets Equity Index	$765,061
SA International Index	7,450,329
SA Invesco Growth Opportunities	14,743,081
SA JPMorgan Emerging Markets	17,736,063
SA JPMorgan Ultra-Short Bond	766,037
SA MFS Large Cap Growth*	1,291,098
SA PIMCO Global Bond Opportunities	3,564,592
SA PineBridge High-Yield Bond	942,743
SA Schroders VCP Global Allocation	3,204,769
SA VCP Dynamic Allocation*	14,029,630

*	Pursuant to the mergers outlined in Note 12, the losses utilized were acquired from the target portfolios.
    Under the current law, capital losses realized after October 31 and specified ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended January 31, 2026, the Portfolios elected to defer late year ordinary losses and post October capital losses as follows:
Portfolio	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
SA Global Index Allocation 60/40	$40,871	$—	$—
    For the year ended January 31, 2026, the reclassifications between total accumulated earnings (loss) and paid-in capital resulting from book/tax differences were as follows:
Portfolio	Accumulated Earnings(Loss)	Paid-In Capital
SA Fidelity Institutional AM® Real Estate	$(3,907,902)	$3,907,902
SA Invesco Growth Opportunities	1,683,561	(1,683,561)
SA Janus Focused Growth	1,692,305	(1,692,305)
SA JPMorgan Mid-Cap Growth	23,858	(23,858)
SA Large Cap Value Index	2	(2)
SA MFS Large Cap Growth	(1,658,634)	1,658,634
SA Small Cap Index	(33,881)	33,881
SA T. Rowe Price Allocation Moderately Aggressive	1	(1)
SA T. Rowe Price VCP Balanced	1	(1)
SA VCP Dynamic Allocation	(232,075,147)	232,075,147
    The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:
Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain (Loss)	Cost of Investments
SA AB Growth	$716,743,447	$(43,647,436)	$673,096,011	$1,096,938,145
SA AB Small & Mid Cap Value	79,523,307	(30,501,221)	49,022,086	439,031,480
SA BlackRock Multi-Factor 70/30	15,604,128	(1,045,818)	14,558,310	112,219,432
SA Emerging Markets Equity Index	49,907,058	(10,364,290)	39,542,768	82,876,778
SA Federated Hermes Corporate Bond	15,572,398	(83,856,095)	(68,283,697)	1,563,557,984
SA Fidelity Institutional AM® Global Equities	87,133,659	(11,006,638)	76,127,021	278,254,811
SA Fidelity Institutional AM® International Growth	63,088,197	(4,772,465)	58,315,732	197,613,885

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain (Loss)	Cost of Investments
SA Fidelity Institutional AM® Real Estate	$29,017,214	$(11,229,319)	$17,787,895	$223,041,175
SA Fixed Income Index	4,090,478	(14,364,205)	(10,273,727)	538,470,107
SA Fixed Income Intermediate Index	3,690,891	(3,404,365)	286,526	505,614,121
SA Franklin BW U.S. Large Cap Value	352,947,915	(6,911,453)	346,036,462	912,312,152
SA Franklin Small Company Value	57,674,530	(5,413,556)	52,260,974	243,785,711
SA Franklin Systematic U.S. Large Cap Core	69,454,450	(9,038,473)	60,415,977	272,170,282
SA Franklin Systematic U.S. Large Cap Value	123,961,819	(14,505,793)	109,456,026	471,716,780
SA Franklin Tactical Opportunities	24,500,578	(2,077,288)	22,423,290	97,595,613
SA Global Index Allocation 60/40	14,555,096	(2,553,792)	12,001,304	100,467,215
SA Global Index Allocation 75/25	17,826,966	(1,449,635)	16,377,331	95,490,705
SA Global Index Allocation 90/10	86,161,911	(2,336,101)	83,825,810	353,239,421
SA Goldman Sachs Multi-Asset Insights	6,959,441	(1,230,838)	5,728,603	47,708,322
SA Index Allocation 60/40	37,261,773	(6,249,683)	31,012,090	252,763,635
SA Index Allocation 80/20	103,090,068	(4,999,705)	98,090,363	443,681,415
SA Index Allocation 90/10	352,454,993	(7,817,842)	344,637,151	1,224,306,433
SA International Index	390,167,957	(40,753,069)	349,414,888	703,897,063
SA Invesco Growth Opportunities	73,864,293	(8,355,361)	65,508,932	218,972,146
SA Janus Focused Growth	212,613,280	(11,330,695)	201,282,585	298,853,746
SA JPMorgan Diversified Balanced	53,370,419	(12,797,803)	40,572,616	384,324,774
SA JPMorgan Emerging Markets	77,270,584	(8,458,849)	68,811,735	145,295,487
SA JPMorgan Equity-Income	233,152,029	(16,686,799)	216,465,230	604,614,739
SA JPMorgan Large Cap Core	111,318,070	(13,301,697)	98,016,373	457,388,631
SA JPMorgan MFS Core Bond	20,201,806	(89,642,937)	(69,441,131)	1,847,617,790
SA JPMorgan Mid-Cap Growth	135,353,968	(40,919,364)	94,434,604	575,665,038
SA JPMorgan Ultra-Short Bond	1,105,959	(50,251)	1,055,708	339,359,475
SA Large Cap Growth Index	230,373,838	(5,595,703)	224,778,135	505,280,590
SA Large Cap Index	2,088,154,293	(59,942,024)	2,028,212,269	1,314,374,745
SA Large Cap Value Index	86,559,337	(37,897,395)	48,661,942	650,376,378
SA MFS Large Cap Growth	236,917,569	(14,289,475)	222,628,094	532,012,858
SA MFS Massachusetts Investors Trust	191,684,505	(11,088,988)	180,595,517	422,213,193
SA MFS Total Return	81,407,489	(18,638,899)	62,768,590	430,210,439
SA Mid Cap Index	155,302,527	(31,849,126)	123,453,401	393,477,848
SA Morgan Stanley International Equities	63,444,938	(18,592,037)	44,852,901	283,811,749
SA PIMCO Global Bond Opportunities	18,097,576	(15,183,032)	2,914,544	425,396,171
SA PIMCO RAE International Value	107,484,821	(16,528,799)	90,956,022	369,498,825
SA PineBridge High-Yield Bond	5,460,968	(5,189,532)	271,436	251,406,881
SA Putnam International Value	117,679,528	(8,952,612)	108,726,916	235,099,046
SA Schroders VCP Global Allocation	59,081,033	(9,913,493)	49,167,540	354,164,918
SA Small Cap Index	113,962,013	(44,888,056)	69,073,957	272,562,989
SA T. Rowe Price Allocation Moderately Aggressive	195,024,423	(33,633,034)	161,391,389	647,335,567
SA T. Rowe Price VCP Balanced	268,294,009	(50,491,221)	217,802,788	1,188,479,935
SA VCP Dynamic Allocation*	710,957,687	(348,738,874)	362,218,813	8,639,941,084
SA VCP Dynamic Strategy	346,607,287	(185,573,670)	161,033,617	4,638,153,211
SA VCP Index Allocation	81,200,891	(10,213,182)	70,987,709	500,338,175

*	The amounts are related to capital losses from target portfolio pursuant to the mergers outlined in Note 12.
Note 5 — Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)
    SAAMCo serves as investment adviser to the Trust and employs investment subadvisers that make investment decisions for all or portions of certain of the Portfolios. The Portfolios pay SAAMCo a monthly fee, calculated daily based on net assets at the annual rates set forth in the table below. SAAMCo has contractually (unless otherwise indicated) agreed to waive a portion of its advisory fee for certain Portfolios.  The subadvisers are compensated for their services by SAAMCo.
Portfolio	Subadviser	Advisory Fee	Advisory Fee after Waiver
SA AB Growth	AllianceBernstein L.P.	0.700% on the first $50 million 0.650% on the next $100 million 0.600% over $150 million	No fee waiver
SA AB Small & Mid Cap Value	AllianceBernstein L.P.	0.950% on first $250 million 0.900% over $250 million	0.880% on the first $250 million 0.830% over $250 million

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Portfolio	Subadviser	Advisory Fee	Advisory Fee after Waiver
SA BlackRock Multi-Factor 70/30	BlackRock Investment Management, LLC	0.650% on the first $250 million 0.600% over $250 million	0.400% on the first $250 million 0.350% over $250 million(1)
SA Emerging Markets Equity Index	BlackRock Investment Management, LLC(2)	0.450% on first $2 billion 0.400% over $2 billion	No fee waiver
SA Federated Hermes Corporate Bond	Federated Hermes Investment Management Company	0.700% on first $50 million 0.600% on next $100 million 0.550% on next $100 million 0.500% over $250 million	No fee waiver
SA Fidelity Institutional AM® Global Equities	FIAM, LLC(3)	0.900% on first $50 million 0.800% on next $100 million 0.700% on next $150 million 0.650% over $300 million	0.870% on first $50 million 0.770% on next $100 million 0.670% on next $150 million 0.620% over $300 million(4)
SA Fidelity Institutional AM® International Growth	FIAM, LLC	0.780% on first $100 million 0.760% on next $100 million 0.750% over $200 million	No fee waiver
SA Fidelity Institutional AM® Real Estate	FIAM, LLC	0.800% on first $100 million 0.750% on next $400 million 0.700% over $500 million	No fee waiver
SA Fixed Income Index	BlackRock Investment Management, LLC(2)	0.300% on first $2 billion 0.250% over $2 billion	Contractual Waiver(5)
SA Fixed Income Intermediate Index	BlackRock Investment Management, LLC(2)	0.300% on first $2 billion 0.250% over $2 billion	Contactual Waiver(5)
SA Franklin BW U.S. Large Cap Value	Brandywine Global Investment Management, LLC	0.800% first $100 million 0.750% on next $400 million 0.700% over $500 million	0.670%
SA Franklin Small Company Value	Franklin Advisers, Inc.	1.00% on first $200 million 0.920% on next $300 million 0.900% over $500 million	0.950% on the first $200 million 0.870% on the next $300 million 0.850% thereafter(6)
SA Franklin Systematic U.S. Large Cap Core	Franklin Advisers, Inc.	0.500% on first $100 million 0.480% on next $150 million 0.460% on next $250 million 0.440% on next $250 million 0.430% over $750 million	No fee waiver
SA Franklin Systematic U.S. Large Cap Value	Franklin Advisers, Inc.	0.600%	No fee waiver
SA Franklin Tactical Opportunities	Franklin Advisers, Inc.	0.700% on first $500 million 0.675% on next $500 million 0.650% on next $1 billion 0.625% over $2 billion	No fee waiver
SA Global Index Allocation 60/40		0.100%	No fee waiver
SA Global Index Allocation 75/25		0.100%	No fee waiver
SA Global Index Allocation 90/10		0.100%	No fee waiver
SA Goldman Sachs Multi-Asset Insights	Goldman Sachs Asset Management, LP	0.700% on first $500 million 0.675% on next $500 million 0.665% thereafter	No fee waiver
SA Index Allocation 60/40		0.100%	No fee waiver
SA Index Allocation 80/20		0.100%	No fee waiver

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Portfolio	Subadviser	Advisory Fee	Advisory Fee after Waiver
SA Index Allocation 90/10		0.100%	No fee waiver
SA International Index	BlackRock Investment Management, LLC(2)	0.400% on first $2 billion 0.350% over $2 billion	No fee waiver
SA Invesco Growth Opportunities	Invesco Advisers, Inc.	0.750% on first $250 million 0.700% on next $250 million 0.650% over $500 million	No fee waiver
SA Janus Focused Growth	Janus Henderson Investors US LLC	0.850%	0.750%
SA JPMorgan Diversified Balanced	J.P. Morgan Investment Management, Inc.	0.700% on first $50 million 0.650% on next $100 million 0.600% on next $150 million 0.550% on next $200 million 0.500% over $500 million	Voluntary Waiver(7)
SA JPMorgan Emerging Markets	J.P. Morgan Investment Management, Inc.	1.150% on first $100 million 1.100% on next $100 million 1.050% over $200 million	0.95%(8)
SA JPMorgan Equity-Income	J.P. Morgan Investment Management, Inc.	0.700% on first $50 million 0.650% on next $100 million 0.600% on next $150 million 0.550% on next $200 million 0.500% over $500 million	No fee waiver
SA JPMorgan Large Cap Core	J.P. Morgan Investment Management, Inc.	0.800% on first $50 million 0.750% on next $200 million 0.700% over $250 million	0.730% on the first $50 million 0.680% on the next $200 million 0.630% over $250 million
SA JPMorgan MFS Core Bond	J.P. Morgan Investment Management, Inc. Massachusetts Financial Services Company	0.600%	0.500%
SA JPMorgan Mid-Cap Growth	J.P. Morgan Investment Management, Inc.	0.800% on first $100 million 0.750% over $100 million	0.770% on the first $100 million 0.720% on the next $400 million 0.700% over $500 million(9)
SA JPMorgan Ultra-Short Bond	J.P. Morgan Investment Management, Inc.	0.475% on first $100 million 0.450% on next $400 million 0.425% on next $500 million 0.400% over $1 billion	No fee waiver
SA Large Cap Growth Index	BlackRock Investment Management, LLC(2)	0.300% on first $2 billion 0.250% over $2 billion	No fee waiver
SA Large Cap Index	BlackRock Investment Management, LLC(2)	0.400% on first $2 billion 0.320% on next $1 billion 0.280% over $3 billion	0.260% on the first $2 billion 0.180% on the next $1 billion 0.140% over $3 billion
SA Large Cap Value Index	BlackRock Investment Management, LLC(2)	0.300% on first $2 billion 0.250% over $2 billion	No fee waiver
SA MFS Large Cap Growth	Massachusetts Financial Services Company	0.700% on first $250 million 0.650% on next $250 million 0.600% over $500 million	No fee waiver
SA MFS Massachusetts Investors Trust	Massachusetts Financial Services Company	0.700% on first $600 million 0.650% on next $900 million 0.600% over $1.5 billion	0.660% on the first $600 million 0.610% on the next $900 million 0.560% over $1.5 billion

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Portfolio	Subadviser	Advisory Fee	Advisory Fee after Waiver
SA MFS Total Return	Massachusetts Financial Services Company	0.700% on first $50 million 0.650% on next $450 million 0.625% for next $250 million 0.595% for next $250 million 0.575% over $1 billion	No fee waiver
SA Mid Cap Index	BlackRock Investment Management, LLC(2)	0.300% on first $2 billion 0.250% over $2 billion	No fee waiver
SA Morgan Stanley International Equities	Morgan Stanley Investment Management, Inc.	0.850% on first $250 million 0.800% on next $250 million 0.750% over $500 million	0.800% on the first $250 million 0.750% on the next $250 million 0.700% over $500 million
SA PIMCO Global Bond Opportunities	Pacific Investment Management Company, LLC	0.75% first $50 million 0.65% next $100 million 0.60% next $100 million 0.55% over $250 million	0.73% first $50 million 0.63% next $100 million 0.58% next $100 million 0.53% over $250 million
SA PIMCO RAE International Value	Pacific Investment Management Company, LLC	1.025% on first $50 million 0.865% on next $150 million 0.775% on next $300 million 0.750% over $500 million	0.765% on the first $250 million 0.740% over $250 million
SA PineBridge High-Yield Bond	PineBridge Investments, LLC	0.700% on first $50 million 0.650% on next $100 million 0.600% on next $100 million 0.550% over $250 million	No fee waiver
SA Putnam International Value	Putnam Investment Management, LLC	1.000% on first $150 million 0.900% on next $150 million 0.800% over $300 million	0.900% on first $150 million 0.800% on next $150 million 0.700% over $300 million
SA Schroders VCP Global Allocation	Schroders Investment Management North America, Inc.	0.850% on first $250 million 0.830% on next $250 million 0.790% on next $1 billion 0.770% over $1.5 billion	No fee waiver
SA Small Cap Index	BlackRock Investment Management, LLC(2)	0.350% on first $2 billion 0.300% over $2 billion	0.310% on first $2 billion 0.260% over $2 billion
SA T. Rowe Price Allocation Moderately Aggressive	T. Rowe Price Associates, Inc.	0.700% on first $400 million 0.685% on next $500 million 0.660% on next $1 billion 0.635% thereafter	No fee waiver
SA T. Rowe Price VCP Balanced	T. Rowe Price Associates, Inc.	0.850% on first $200 million
0.820% reset at $200 million
0.820% on next $300 million
0.800% reset at $500 million
0.800% on next $500 million
0.770% reset at $1 billion
0.750% on next $1 billion
0.750% reset at $2 billion
		0.750% over $2 billion	No fee waiver
SA VCP Dynamic Allocation	AllianceBernstein L.P.	0.250% on first $1.5 billion 0.220% on next $1.5 billion 0.200% over $3 billion	0.250% on first $1.5 billion 0.220% on next $1.5 billion 0.200% on next $5 billion 0.190% over $8 billion(10)
SA VCP Dynamic Strategy	AllianceBernstein L.P.	0.250% on first $1.5 billion 0.220% on next $1.5 billion 0.200% over $3 billion	Voluntary Waiver(10)

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Portfolio	Subadviser	Advisory Fee	Advisory Fee after Waiver
SA VCP Index Allocation	T. Rowe Price Associates, Inc.	0.200% on first $500 million 0.175% thereafter	No fee waiver

(1)	The Advisor has also contractually agreed to waive an additional portion of its management fee in an amount equal to the Portfolio’s expenses related to investments in exchange traded funds (“ETFs”) managed or advised by BlackRock Investment Management, LLC (“BlackRock”) or its affiliates, and this waiver will continue so long as the Portfolio invests in such ETFs.
(2)	Effective April 30, 2025, BlackRock Investment Management, LLC assumed responsibility as subadviser for SA Emerging Markets Equity Index Portfolio, SA Fixed Income Index Portfolio, SA Fixed Income Intermediate Index Portfolio, SA International Index Portfolio, SA Large Cap Growth Index Portfolio, SA Large Cap Index Portfolio, SA Large Cap Value Index Portfolio, SA Mid Cap Index Portfolio and SA Small Cap Index Portfolio.
(3)	On July 28, 2025, FIAM, LLC was appointed as subadviser replacing J.P. Morgan Investment Management, Inc.
(4)	The information presented represents the advisory fees after waivers that became effective on July 28, 2025. Prior to that date, the portfolio had no fee waivers.
(5)	Effective April 30, 2025, The Adviser contractually agrees to waive its Advisory Fee in an amount equal to the BlackRock iShares Waiver in order to pass the benefit of such waiver onto the Portfolio in connection with its investments in the iShares Funds (iShares), and this waiver will continue so long as the Portfolio invests in such iShares.
(6)	The Advisor has also voluntarily agreed to waive its advisory fee with the respect to SA Franklin Small Company Value Portfolio, after taking into account the contractual advisory fee waiver above, so that its advisory fee payable by the Portfolio is equal to 0.90% of the Portfolio’s average daily net assets on the first $200 million, 0.82% of the Portfolio’s average daily net assets on the next $300 million, and 0.80% of the Portfolio’s average daily net assets thereafter.
(7)	The Advisor has voluntarily agreed, until further notice, to waive a portion of its Advisory fee in an amount equal to the amount of any Subadvisory fees voluntarily waived by the Portfolio’s Subadviser, J.P. Morgan Investment Management, Inc (“JPM”), in connection with the Portfolio’s investments in the JPM underlying Portfolios (the “ Morgan Fee Waiver”). The JPMorgan Fee Waiver may be modified or terminated at any time by the Subadviser.
(8)	The information presented represents the advisory fees after waivers that became effective on January 1, 2026. Prior to that date, SA JPMorgan Emerging Markets Portfolio contractually waived fees so that its advisory fee payable was equal to 1.00% of the Portfolio’s average daily net assets.
(9)	The information presented represents the advisory fees after waivers that became effective on March 1, 2025. Prior to that date, SA JPMorgan Mid-Cap Growth Portfolio contractually waived fees so that its advisory fee payable was equal to 0.79% of the Portfolio’s average daily net assets on the first $100 million and 0.750% of the Portfolio’s average daily net assets on the next $400 million, and 0.73% on the Portfolio’s average daily net assets thereafter.
(10)	The Advisor has also voluntarily agreed, until further notice, to waive an additional portion of its advisory fee, in an amount equal to the amount of any advisory fees voluntarily waived by the Portfolio’ Subadviser, AllianceBernstein L.P. (“AB”), in connection with the Portfolio’ investments in the AB Government Money Market Portfolio, a series of AB Fixed-Income Shares, Inc. managed by AB (the “AB Portfolio Waiver”). The AB Portfolio Waiver may be terminated at any time by the Advisor.
    For the year ended January 31, 2026, advisory fees waived were as follows:
Portfolio	Amount
SA AB Small & Mid Cap Value	$328,788
SA BlackRock Multi-Factor 70/30	484,504
SA Fidelity Institutional AM® Global Equities	53,594
SA Fixed Income Index	43,319
SA Fixed Income Intermediate Index	48,534
SA Franklin BW U.S. Large Cap Value	662,685
SA Franklin Small Company Value	279,810
SA Janus Focused Growth	488,386
SA JPMorgan Diversified Balanced	96,682
SA JPMorgan Emerging Markets	255,226
SA JPMorgan Large Cap Core	392,291
SA JPMorgan MFS Core Bond	1,797,850
SA JPMorgan Mid-Cap Growth	224,726
SA Large Cap Index	4,640,679
SA MFS Massachusetts Investors Trust	253,799
SA Morgan Stanley International Equities	169,958
SA PIMCO Global Bond Opportunities	55,820
SA PIMCO RAE International Value	350,914
SA Putnam International Value	322,183
SA Small Cap Index	122,596
SA VCP Dynamic Allocation	694,483
SA VCP Dynamic Strategy	248,972
    The Adviser has contractually agreed to waive its fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below certain percentages of the following Portfolios’ average net assets. This agreement may be modified or discontinued prior to April 30, 2026, only with the approval of the Board, including a majority of the trustees who are not “interested persons” of the Trust as defined in the 1940 Act. For purposes of the waived fees and reimbursed expense calculations, annual Portfolio operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

incurred in the ordinary course of the Portfolio’s business. During the period ended January 31, 2026, the Adviser waived its fees and/or reimbursed expenses, if necessary, to keep annual operating expenses at or below the following percentages:
Portfolio	Class 1	Class 2	Class 3
SA BlackRock Multi-Factor 70/30	0.51%	N/A	0.76%
SA Emerging Markets Equity Index	0.58%	N/A	0.83%
SA Fidelity Institutional AM® International Growth	0.88%	N/A	1.13%
SA Fixed Income Index	0.34%	N/A	0.59%
SA Fixed Income Intermediate Index	0.34%	N/A	0.59%
SA Franklin Systematic U.S. Large Cap Core	0.70%	N/A	0.95%
SA Franklin Tactical Opportunities	0.81%	N/A	1.06%
SA Global Index Allocation 60/40	0.18%	N/A	0.43%
SA Global Index Allocation 75/25	0.18%	N/A	0.43%
SA Global Index Allocation 90/10	0.18%	N/A	0.43%
SA Goldman Sachs Multi-Asset Insights	0.81%	N/A	1.06%
SA Index Allocation 60/40	0.18%	N/A	0.43%
SA Index Allocation 80/20	0.18%	N/A	0.43%
SA Index Allocation 90/10	0.18%	N/A	0.43%
SA International Index	0.52%	N/A	0.77%
SA JPMorgan Diversified Balanced	0.83%	0.98%	1.08%
SA JPMorgan Mid-Cap Growth	0.79%	0.94%	1.04%
SA Large Cap Growth Index	0.35%	N/A	0.60%
SA Large Cap Value Index	0.35%	N/A	0.60%
SA Mid Cap Index	0.40%	N/A	0.65%
SA Schroders VCP Global Allocation	0.90%	N/A	1.15%
SA Small Cap Index	0.41%	N/A	0.66%
SA T. Rowe Price Allocation Moderately Aggressive	0.81%	N/A	1.06%
SA T. Rowe Price VCP Balanced	0.90%	N/A	1.15%
SA VCP Index Allocation	0.28%	N/A	0.53%
    The Adviser may also voluntarily waive additional fees and/or reimburse additional expenses.  The Adviser may terminate all such voluntary waivers and/or reimbursements at any time.
    For the year ended January 31, 2026, expenses reimbursed were as follows:
Portfolio	Amount
SA BlackRock Multi-Factor 70/30	$19,995
SA Emerging Markets Equity Index	279,454
SA Fidelity Institutional AM® International Growth	41,111
SA Fixed Income Index	263,969
SA Fixed Income Intermediate Index	248,100
SA Franklin Tactical Opportunities	170,539
SA Global Index Allocation 60/40	28,331
SA Global Index Allocation 75/25	22,008
SA Goldman Sachs Multi-Asset Insights	159,245
SA Large Cap Growth Index	30,912
SA Large Cap Value Index	45,241
SA Schroders VCP Global Allocation	134,115
SA Small Cap Index	7,332
    Waivers or reimbursements made by the Adviser with respect to a Portfolio, with the exception of advisory fee waivers, are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser without exceeding the applicable expense limitations in effect at the time such waivers and/or reimbursements occurred or the current expense limitation of that share class.

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

    At January 31, 2026, expenses previously reimbursed by the Adviser that are subject to recoupment and expire during the time period indicated below are as follows:
	Amount Recouped	Balance Subject to Recoupment
Portfolio	January 31, 2026	January 31, 2027	January 31, 2028
SA BlackRock Multi-Factor 70/30	$—	$13,452	$19,995
SA Emerging Markets Equity Index	—	235,592	279,454
SA Fidelity Institutional AM® International Growth	86	8,249	41,111
SA Fixed Income Index	2,710	95,927	263,969
SA Fixed Income Intermediate Index	3,799	107,626	248,100
SA Franklin Tactical Opportunities	—	173,216	170,539
SA Global Index Allocation 60/40	—	10,775	28,329
SA Global Index Allocation 75/25	—	9,542	22,008
SA Goldman Sachs Multi-Asset Insights	—	166,319	159,245
SA JPMorgan Mid-Cap Growth	—	2,048	—
SA Large Cap Growth Index	3,160	50,689	30,912
SA Large Cap Value Index	431	61,865	45,241
SA Schroders VCP Global Allocation	—	60,173	134,115
SA Small Cap Index	14,013	4,496	7,332
    The Trust has entered into a Master Transfer Agency and Service Agreement with VALIC Retirement Services Company (“VRSCO”), an affiliate of VALIC.  Effective October 1, 2025, VRSCO receives from the Trust and Seasons Series Trust, collectively, an annual fee of $1,000,000, which is allocated to each Portfolio of the Trust and Seasons Series Trust based on shareholder accounts. Prior to that date, the annual fee was $150,000.  Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions and tax reporting.  Accordingly, for the year ended January 31, 2026, transfer agent fees were paid (see Statement of Operations) based on the annual fee at the old rate until September 30, 2025 and at the new rate on and after October 1, 2025.
    Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate of 0.15% and 0.25%, respectively, of the average daily net assets of Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares. Accordingly, for the year ended January 31, 2026, service fees were paid (see Statement of Operations) based on the aforementioned rates.
    On May 5, 2025, the SA Small Cap Index Portfolio engaged in a short sale by selling 1,056 shares of Immatics NV, causing the Portfolio to engage in an unpermitted short sale transaction. The error was corrected on May 13, 2025, when the Portfolio repurchased shares of Immatics NV, resulting in a gain of $289.42.
Note 6 — Purchases and Sales of Investment Securities
    The cost of purchases and proceeds from sales and maturities of long—term investments during the year ended January 31, 2026 were as follows:
Portfolio	Purchases of Investment Securities (excluding U.S. Government Securities)	Sales of Investment Securities (excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
SA AB Growth	$433,595,254	$642,812,046	$—	$—
SA AB Small & Mid Cap Value	309,430,592	343,701,855	—	—
SA BlackRock Multi-Factor 70/30	89,568,185	83,648,132	—	—
SA Emerging Markets Equity Index	18,493,229	19,213,791	—	—
SA Federated Hermes Corporate Bond	458,617,424	378,474,201	30,926,953	74,619,106
SA Fidelity Institutional AM® Global Equities	422,652,670	447,731,278	—	—
SA Fidelity Institutional AM® International Growth	287,717,645	308,904,202	—	—
SA Fidelity Institutional AM® Real Estate	109,716,954	123,057,844	—	—
SA Fixed Income Index	220,444,470	205,982,899	168,838,643	200,696,939
SA Fixed Income Intermediate Index	215,412,072	186,585,928	200,022,573	200,996,842
SA Franklin BW U.S. Large Cap Value	861,768,810	992,499,378	—	—
SA Franklin Small Company Value	160,642,123	191,010,218	—	—
SA Franklin Systematic U.S. Large Cap Core	292,667,657	241,834,095	—	—
SA Franklin Systematic U.S. Large Cap Value	452,689,248	463,197,819	—	—
SA Franklin Tactical Opportunities	44,440,319	47,253,129	41,966,960	44,572,887
SA Global Index Allocation 60/40	13,030,273	19,371,424	—	—
SA Global Index Allocation 75/25	9,803,330	21,630,843	—	—
SA Global Index Allocation 90/10	40,579,110	67,192,927	—	—
SA Goldman Sachs Multi-Asset Insights	57,701,198	62,252,576	—	—
SA Index Allocation 60/40	21,814,158	47,478,961	—	—

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Portfolio	Purchases of Investment Securities (excluding U.S. Government Securities)	Sales of Investment Securities (excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
SA Index Allocation 80/20	$23,526,847	$89,917,275	$—	$—
SA Index Allocation 90/10	61,734,202	219,336,489	—	—
SA International Index	217,773,640	174,019,328	—	—
SA Invesco Growth Opportunities	266,804,756	295,443,007	—	—
SA Janus Focused Growth	183,537,763	200,265,653	—	—
SA JPMorgan Diversified Balanced	230,581,267	269,718,631	21,935,819	27,776,587
SA JPMorgan Emerging Markets	131,141,199	167,805,956	—	—
SA JPMorgan Equity-Income	205,900,668	371,632,431	—	—
SA JPMorgan Large Cap Core	260,785,236	312,395,396	—	—
SA JPMorgan MFS Core Bond	352,839,068	337,468,437	259,022,185	252,775,637
SA JPMorgan Mid-Cap Growth	461,458,875	515,613,923	—	—
SA JPMorgan Ultra-Short Bond	321,346,482	288,981,245	8,904,945	35,397,246
SA Large Cap Growth Index	257,438,873	339,515,497	—	—
SA Large Cap Index	287,202,212	734,666,779	—	—
SA Large Cap Value Index	279,084,053	272,161,832	—	—
SA MFS Large Cap Growth	439,320,115	640,643,760	—	—
SA MFS Massachusetts Investors Trust	179,545,268	375,986,592	—	—
SA MFS Total Return	85,070,808	116,049,506	34,628,204	38,953,394
SA Mid Cap Index	121,848,221	115,923,727	—	—
SA Morgan Stanley International Equities	185,756,924	224,275,859	—	—
SA PIMCO Global Bond Opportunities	157,055,441	163,896,657	1,140,744,710	1,155,489,872
SA PIMCO RAE International Value	210,680,335	306,683,638	—	—
SA PineBridge High-Yield Bond	118,755,816	120,797,183	—	—
SA Putnam International Value	61,752,113	98,486,149	—	—
SA Schroders VCP Global Allocation	227,628,406	317,418,614	2,394,465	2,464,251
SA Small Cap Index	88,279,302	90,116,238	—	—
SA T. Rowe Price Allocation Moderately Aggressive	224,931,895	290,838,459	30,329,842	21,914,493
SA T. Rowe Price VCP Balanced	384,908,500	567,639,011	102,304,355	115,359,658
SA VCP Dynamic Allocation	1,508,915,886	1,849,402,189	871,380,728	740,423,232
SA VCP Dynamic Strategy	259,771,079	1,139,277,447	512,092,163	530,367,963
SA VCP Index Allocation	30,381,997	73,595,678	10,895,766	—
Note 7 — Capital Share Transactions
    Transactions in capital shares of each class of each Portfolio were as follows:
	SA AB Growth Portfolio				SA AB Small & Mid Cap Value Portfolio
	Year Ended 1/31/26		Year Ended 1/31/25		Year Ended 1/31/26		Year Ended 1/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	1,424,661	$82,615,637	258,886	$16,267,881	822,498	$10,026,652	75,704	$973,844
Reinvested dividends	2,471,265	147,682,805	1,653,526	104,172,167	871,439	10,021,547	506,319	6,997,334
Shares redeemed	(3,123,338)	(197,061,769)	(4,204,576)	(265,362,065)	(1,681,022)	(20,978,844)	(2,080,687)	(28,212,129)
Total	772,588	$33,236,673	(2,292,164)	$(144,922,017)	12,915	$(930,645)	(1,498,664)	$(20,240,951)
Class 2
Shares sold	11,152	$648,616	8,562	$534,606	27,477	$335,569	15,287	$202,843
Reinvested dividends	191,421	11,056,461	137,163	8,405,337	75,633	869,783	42,415	586,174
Shares redeemed	(285,066)	(17,278,307)	(243,696)	(15,016,141)	(94,334)	(1,178,815)	(105,509)	(1,420,057)
Total	(82,493)	$(5,573,230)	(97,971)	$(6,076,198)	8,776	$26,537	(47,807)	$(631,040)
Class 3
Shares sold	552,671	$30,787,091	450,132	$27,364,696	2,615,876	$32,163,995	1,290,877	$16,689,630
Reinvested dividends	1,891,263	104,927,283	1,213,202	71,906,488	3,908,323	44,046,796	1,986,473	26,956,443
Shares redeemed	(1,584,207)	(94,606,172)	(1,528,338)	(91,041,893)	(4,207,356)	(52,019,786)	(4,179,312)	(55,238,638)
Total	859,727	$41,108,202	134,996	$8,229,291	2,316,843	$24,191,005	(901,962)	$(11,592,565)
Net increase (decrease)	1,549,822	$68,771,645	(2,255,139)	$(142,768,924)	2,338,534	$23,286,897	(2,448,433)	$(32,464,556)

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA BlackRock Multi-Factor 70/30 Portfolio				SA Emerging Markets Equity Index Portfolio
	Year Ended 1/31/26		Year Ended 1/31/25		Year Ended 1/31/26		Year Ended 1/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	273	$5,221	80	$1,372	390,306	$5,929,341	315,140	$4,390,741
Reinvested dividends	404	7,599	—	—	77,937	1,434,822	101,629	1,542,734
Shares redeemed	(376)	(6,890)	(3,413)	(57,051)	(738,409)	(12,486,579)	(733,823)	(10,646,783)
Total	301	$5,930	(3,333)	$(55,679)	(270,166)	$(5,122,416)	(317,054)	$(4,713,308)
Class 3
Shares sold	711,396	$13,190,238	559,208	$9,570,146	213,517	$3,775,270	225,165	$3,187,139
Reinvested dividends	238,259	4,457,822	—	—	18,687	341,219	24,262	365,631
Shares redeemed	(534,438)	(9,961,611)	(655,925)	(11,285,179)	(327,907)	(5,309,667)	(171,426)	(2,506,099)
Total	415,217	$7,686,449	(96,717)	$(1,715,033)	(95,703)	$(1,193,178)	78,001	$1,046,671
Net increase (decrease)	415,518	$7,692,379	(100,050)	$(1,770,712)	(365,869)	$(6,315,594)	(239,053)	$(3,666,637)
	SA Federated Hermes Corporate Bond Portfolio				SA Fidelity Institutional AM® Global Equities Portfolio
	Year Ended 1/31/26		Year Ended 1/31/25		Year Ended 1/31/26		Year Ended 1/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	4,281,304	$50,324,071	7,400,313	$85,114,632	1,418,061	$29,709,262	35,525	$770,170
Reinvested dividends	1,298,237	15,280,254	1,217,972	14,055,400	2,449,770	50,612,250	950,969	20,759,657
Shares redeemed	(7,246,016)	(85,776,964)	(6,644,593)	(77,359,418)	(2,114,933)	(46,711,466)	(2,845,347)	(62,102,546)
Total	(1,666,475)	$(20,172,639)	1,973,692	$21,810,614	1,752,898	$33,610,046	(1,858,853)	$(40,572,719)
Class 2
Shares sold	116,886	$1,368,123	40,713	$472,552	2,317	$51,809	2,221	$47,692
Reinvested dividends	28,674	338,062	27,418	316,946	25,259	520,342	10,182	221,769
Shares redeemed	(130,125)	(1,541,829)	(116,366)	(1,354,559)	(21,169)	(467,290)	(17,618)	(380,048)
Total	15,435	$164,356	(48,235)	$(565,061)	6,407	$104,861	(5,215)	$(110,587)
Class 3
Shares sold	9,078,309	$107,406,494	11,399,756	$130,342,228	158,611	$3,415,960	202,772	$4,339,329
Reinvested dividends	3,094,969	36,087,341	2,842,436	32,517,464	551,687	11,182,690	216,862	4,660,373
Shares redeemed	(12,478,576)	(146,001,294)	(6,137,910)	(70,726,539)	(518,190)	(11,435,919)	(440,942)	(9,334,548)
Total	(305,298)	$(2,507,459)	8,104,282	$92,133,153	192,108	$3,162,731	(21,308)	$(334,846)
Net increase (decrease)	(1,956,338)	$(22,515,742)	10,029,739	$113,378,706	1,951,413	$36,877,638	(1,885,376)	$(41,018,152)
	SA Fidelity Institutional AM® International Growth Portfolio				SA Fidelity Institutional AM® Real Estate Portfolio
	Year Ended 1/31/26		Year Ended 1/31/25		Year Ended 1/31/26		Year Ended 1/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	1,356,897	$26,309,004	1,265,801	$23,633,814	989,880	$12,348,795	457,319	$6,174,169
Reinvested dividends	1,639,768	30,270,115	200,460	3,820,763	881,974	10,283,813	197,797	2,614,882
Shares redeemed	(2,540,460)	(50,612,026)	(3,865,153)	(72,543,079)	(1,915,252)	(23,766,426)	(1,711,071)	(21,500,943)
Total	456,205	$5,967,093	(2,398,892)	$(45,088,502)	(43,398)	$(1,133,818)	(1,055,955)	$(12,711,892)
Class 2
Shares sold					12,185	$149,307	6,394	$78,901
Reinvested dividends					21,018	244,445	4,717	62,270
Shares redeemed					(23,489)	(295,661)	(49,261)	(625,150)
Total					9,714	$98,091	(38,150)	$(483,979)
Class 3
Shares sold	243,282	$4,960,243	136,448	$2,497,721	1,222,271	$14,998,744	1,152,860	$13,973,510
Reinvested dividends	146,622	2,680,243	12,902	243,978	1,081,051	12,432,086	210,472	2,748,766
Shares redeemed	(211,663)	(4,197,851)	(127,035)	(2,339,655)	(1,879,169)	(23,251,768)	(2,714,662)	(34,184,530)
Total	178,241	$3,442,635	22,315	$402,044	424,153	$4,179,062	(1,351,330)	$(17,462,254)
Net increase (decrease)	634,446	$9,409,728	(2,376,577)	$(44,686,458)	390,469	$3,143,335	(2,445,435)	$(30,658,125)

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA Fixed Income Index Portfolio				SA Fixed Income Intermediate Index Portfolio
	Year Ended 1/31/26		Year Ended 1/31/25		Year Ended 1/31/26		Year Ended 1/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	5,406,584	$51,994,764	6,201,749	$59,405,815	8,003,594	$82,137,797	3,749,561	$37,336,031
Reinvested dividends	1,445,855	13,880,206	1,380,598	12,963,811	1,194,014	12,167,007	1,169,112	11,585,896
Shares redeemed	(9,200,600)	(88,616,433)	(7,868,051)	(74,787,906)	(6,971,608)	(71,327,609)	(8,114,897)	(81,376,011)
Total	(2,348,161)	$(22,741,463)	(285,704)	$(2,418,280)	2,226,000	$22,977,195	(3,196,224)	$(32,454,084)
Class 3
Shares sold	2,471,877	$23,746,509	2,030,031	$19,050,761	1,331,061	$13,543,823	939,991	$9,317,890
Reinvested dividends	293,704	2,801,940	246,279	2,300,249	142,014	1,438,607	132,232	1,303,807
Shares redeemed	(1,959,573)	(18,694,368)	(2,187,753)	(20,664,248)	(1,046,755)	(10,599,377)	(779,169)	(7,732,106)
Total	806,008	$7,854,081	88,557	$686,762	426,320	$4,383,053	293,054	$2,889,591
Net increase (decrease)	(1,542,153)	$(14,887,382)	(197,147)	$(1,731,518)	2,652,320	$27,360,248	(2,903,170)	$(29,564,493)
	SA Franklin BW U.S. Large Cap Value Portfolio				SA Franklin Small Company Value Portfolio
	Year Ended 1/31/26		Year Ended 1/31/25		Year Ended 1/31/26		Year Ended 1/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	2,337,598	$48,550,467	137,279	$2,798,145	829,184	$12,639,220	465,820	$8,128,052
Reinvested dividends	6,584,873	126,692,959	1,078,602	23,384,101	584,240	9,155,046	204,436	3,726,864
Shares redeemed	(6,393,903)	(136,062,552)	(7,710,781)	(157,039,113)	(1,598,312)	(25,898,878)	(1,504,242)	(25,100,828)
Total	2,528,568	$39,180,874	(6,494,900)	$(130,856,867)	(184,888)	$(4,104,612)	(833,986)	$(13,245,912)
Class 2
Shares sold	77,361	$1,655,280	19,659	$386,811
Reinvested dividends	340,203	6,559,116	54,368	1,180,324
Shares redeemed	(261,792)	(5,577,901)	(332,823)	(6,783,366)
Total	155,772	$2,636,495	(258,796)	$(5,216,231)
Class 3
Shares sold	655,750	$14,158,277	433,838	$8,604,911	796,814	$12,689,033	614,910	$9,888,750
Reinvested dividends	3,688,506	70,229,156	584,075	12,551,776	1,040,385	15,980,315	351,978	6,300,399
Shares redeemed	(3,519,950)	(74,884,868)	(4,180,079)	(84,590,801)	(1,889,565)	(30,980,527)	(1,843,159)	(30,426,620)
Total	824,306	$9,502,565	(3,162,166)	$(63,434,114)	(52,366)	$(2,311,179)	(876,271)	$(14,237,471)
Net increase (decrease)	3,508,646	$51,319,934	(9,915,862)	$(199,507,212)	(237,254)	$(6,415,791)	(1,710,257)	$(27,483,383)
	SA Franklin Systematic U.S. Large Cap Core Portfolio				SA Franklin Systematic U.S. Large Cap Value Portfolio
	Year Ended 1/31/26		Year Ended 1/31/25		Year Ended 1/31/26		Year Ended 1/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	4,734,438	$107,786,102	3,149,530	$68,294,921	7,216,508	$95,074,787	11,483,360	$146,219,287
Reinvested dividends	892,152	21,607,914	263,777	6,037,864	1,344,509	18,648,346	236,681	3,244,898
Shares redeemed	(2,414,617)	(57,778,471)	(1,457,777)	(31,786,536)	(5,609,094)	(78,297,286)	(4,184,837)	(53,054,960)
Total	3,211,973	$71,615,545	1,955,530	$42,546,249	2,951,923	$35,425,847	7,535,204	$96,409,225
Class 2
Shares sold					6,540	$80,430	45,264	$533,140
Reinvested dividends					18,547	256,498	4,069	55,666
Shares redeemed					(53,308)	(745,179)	(97,502)	(1,233,019)
Total					(28,221)	$(408,251)	(48,169)	$(644,213)
Class 3
Shares sold	305,262	$7,001,734	312,662	$6,683,619	964,093	$12,654,517	879,722	$10,936,077
Reinvested dividends	78,629	1,886,317	25,159	571,110	884,500	12,002,667	172,297	2,313,949
Shares redeemed	(249,036)	(5,888,820)	(133,221)	(2,773,363)	(3,362,118)	(45,441,192)	(3,415,218)	(42,206,190)
Total	134,855	$2,999,231	204,600	$4,481,366	(1,513,525)	$(20,784,008)	(2,363,199)	$(28,956,164)
Net increase (decrease)	3,346,828	$74,614,776	2,160,130	$47,027,615	1,410,177	$14,233,588	5,123,836	$66,808,848

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA Franklin Tactical Opportunities Portfolio				SA Global Index Allocation 60/40 Portfolio
	Year Ended 1/31/26		Year Ended 1/31/25		Year Ended 1/31/26		Year Ended 1/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	312	$4,560	714	$9,074	—	$5	5,514	$100,929
Reinvested dividends	596	8,330	61	819	432	8,201	191	3,468
Shares redeemed	(7,052)	(101,283)	(367)	(4,778)	—	(5)	(3,157)	(57,867)
Total	(6,144)	$(88,393)	408	$5,115	432	$8,201	2,548	$46,530
Class 3
Shares sold	340,660	$4,777,822	456,122	$5,834,799	431,352	$8,168,814	481,178	$8,562,025
Reinvested dividends	483,732	6,719,040	32,941	441,404	411,143	7,809,821	253,818	4,614,197
Shares redeemed	(931,195)	(12,991,437)	(734,490)	(9,414,411)	(748,209)	(14,053,055)	(577,878)	(10,352,774)
Total	(106,803)	$(1,494,575)	(245,427)	$(3,138,208)	94,286	$1,925,580	157,118	$2,823,448
Net increase (decrease)	(112,947)	$(1,582,968)	(245,019)	$(3,133,093)	94,718	$1,933,781	159,666	$2,869,978
	SA Global Index Allocation 75/25 Portfolio				SA Global Index Allocation 90/10 Portfolio
	Year Ended 1/31/26		Year Ended 1/31/25		Year Ended 1/31/26		Year Ended 1/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	—	$—	583	$10,955	2,213	$49,943	471	$9,371
Reinvested dividends	1,389	28,346	764	14,788	12,870	281,733	8,463	173,743
Shares redeemed	(891)	(17,972)	(490)	(9,406)	(59,410)	(1,328,571)	(19,364)	(397,001)
Total	498	$10,374	857	$16,337	(44,327)	$(996,895)	(10,430)	$(213,887)
Class 3
Shares sold	232,004	$4,705,129	373,634	$7,047,003	1,100,646	$24,034,992	1,278,426	$25,476,197
Reinvested dividends	314,178	6,406,092	178,731	3,456,663	1,108,679	24,124,852	683,270	13,952,373
Shares redeemed	(788,956)	(16,054,796)	(578,547)	(11,056,712)	(2,232,675)	(47,867,511)	(2,082,852)	(42,027,709)
Total	(242,774)	$(4,943,575)	(26,182)	$(553,046)	(23,350)	$292,333	(121,156)	$(2,599,139)
Net increase (decrease)	(242,276)	$(4,933,201)	(25,325)	$(536,709)	(67,677)	$(704,562)	(131,586)	$(2,813,026)
	SA Goldman Sachs Multi-Asset Insights Portfolio				SA Index Allocation 60/40 Portfolio
	Year Ended 1/31/26		Year Ended 1/31/25		Year Ended 1/31/26		Year Ended 1/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	—	$—	7	$77	15	$210	1	$14
Reinvested dividends	2,186	25,069	1,389	15,863	1,962	28,240	1,237	17,450
Shares redeemed	(71)	(839)	(67)	(772)	(2,434)	(34,348)	(222)	(3,087)
Total	2,115	$24,230	1,329	$15,168	(457)	$(5,898)	1,016	$14,377
Class 3
Shares sold	254,883	$3,030,089	327,801	$3,724,797	933,161	$13,402,033	802,925	$11,068,463
Reinvested dividends	580,314	6,626,041	388,863	4,419,282	1,315,445	18,876,630	813,529	11,454,494
Shares redeemed	(675,944)	(7,957,553)	(439,318)	(5,063,381)	(2,619,603)	(37,954,408)	(2,027,156)	(28,095,948)
Total	159,253	$1,698,577	277,346	$3,080,698	(370,997)	$(5,675,745)	(410,702)	$(5,572,991)
Net increase (decrease)	161,368	$1,722,807	278,675	$3,095,866	(371,454)	$(5,681,643)	(409,686)	$(5,558,614)
	SA Index Allocation 80/20 Portfolio				SA Index Allocation 90/10 Portfolio
	Year Ended 1/31/26		Year Ended 1/31/25		Year Ended 1/31/26		Year Ended 1/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	564	$8,732	501	$7,908	10,886	$200,897	28,808	$463,988
Reinvested dividends	12,139	200,175	8,572	138,522	26,453	473,250	23,521	403,863
Shares redeemed	(44,067)	(703,668)	(43,848)	(673,697)	(154,380)	(2,592,827)	(101,198)	(1,754,127)
Total	(31,364)	$(494,761)	(34,775)	$(527,267)	(117,041)	$(1,918,680)	(48,869)	$(886,276)

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA Index Allocation 80/20 Portfolio				SA Index Allocation 90/10 Portfolio
	Year Ended 1/31/26		Year Ended 1/31/25		Year Ended 1/31/26		Year Ended 1/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 3
Shares sold	895,340	$14,618,084	1,118,198	$17,357,757	2,307,918	$41,036,285	2,560,498	$42,459,931
Reinvested dividends	2,507,325	41,145,197	1,413,685	22,746,198	5,720,477	101,881,694	3,670,056	62,794,653
Shares redeemed	(4,708,426)	(78,344,652)	(3,959,092)	(62,289,576)	(10,744,348)	(190,885,731)	(8,270,691)	(137,592,936)
Total	(1,305,761)	$(22,581,371)	(1,427,209)	$(22,185,621)	(2,715,953)	$(47,967,752)	(2,040,137)	$(32,338,352)
Net increase (decrease)	(1,337,125)	$(23,076,132)	(1,461,984)	$(22,712,888)	(2,832,994)	$(49,886,432)	(2,089,006)	$(33,224,628)
	SA International Index Portfolio				SA Invesco Growth Opportunities Portfolio
	Year Ended 1/31/26		Year Ended 1/31/25		Year Ended 1/31/26		Year Ended 1/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	7,825,662	$113,488,874	11,100,539	$151,004,583	2,898,598	$18,253,142	1,218,462	$8,596,180
Reinvested dividends	1,236,441	19,560,503	1,512,096	20,307,451	71,634	551,581	—	—
Shares redeemed	(9,315,638)	(143,101,320)	(9,562,882)	(128,526,260)	(5,039,117)	(35,085,950)	(4,638,138)	(32,603,431)
Total	(253,535)	$(10,051,943)	3,049,753	$42,785,774	(2,068,885)	$(16,281,227)	(3,419,676)	$(24,007,251)
Class 2
Shares sold					15,673	$98,879	7,946	$50,017
Reinvested dividends					1,333	9,237	—	—
Shares redeemed					(83,842)	(509,301)	(84,945)	(530,708)
Total					(66,836)	$(401,185)	(76,999)	$(480,691)
Class 3
Shares sold	466,661	$7,208,149	477,421	$6,242,423	2,350,878	$12,871,312	824,018	$4,705,097
Reinvested dividends	48,633	763,049	55,608	740,693	109,649	709,430	—	—
Shares redeemed	(440,112)	(6,498,522)	(246,389)	(3,277,674)	(3,937,573)	(24,004,661)	(4,437,880)	(25,962,444)
Total	75,182	$1,472,676	286,640	$3,705,442	(1,477,046)	$(10,423,919)	(3,613,862)	$(21,257,347)
Net increase (decrease)	(178,353)	$(8,579,267)	3,336,393	$46,491,216	(3,612,767)	$(27,106,331)	(7,110,537)	$(45,745,289)
	SA Janus Focused Growth Portfolio				SA JPMorgan Diversified Balanced Portfolio
	Year Ended 1/31/26		Year Ended 1/31/25		Year Ended 1/31/26		Year Ended 1/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	3,715,331	$72,688,395	1,009,012	$20,017,589	195,092	$3,907,529	91,926	$1,724,602
Reinvested dividends	2,786,224	55,613,026	533,272	11,284,035	325,298	6,548,255	111,076	2,182,640
Shares redeemed	(2,887,562)	(60,743,828)	(4,633,723)	(91,068,543)	(944,843)	(19,054,792)	(1,084,900)	(20,615,846)
Total	3,613,993	$67,557,593	(3,091,439)	$(59,766,919)	(424,453)	$(8,599,008)	(881,898)	$(16,708,604)
Class 2
Shares sold	221	$3,943	—	$—	46,290	$898,275	37,430	$724,566
Reinvested dividends	86,589	1,615,757	20,709	415,419	42,431	850,748	14,735	288,366
Shares redeemed	(67,801)	(1,324,642)	(78,457)	(1,491,211)	(212,529)	(4,206,536)	(161,151)	(3,042,448)
Total	19,009	$295,058	(57,748)	$(1,075,792)	(123,808)	$(2,457,513)	(108,986)	$(2,029,516)
Class 3
Shares sold	782,265	$14,292,911	311,645	$5,589,698	517,753	$10,415,190	515,427	$9,655,810
Reinvested dividends	2,205,648	39,150,250	465,059	8,966,337	769,818	15,311,688	236,603	4,594,828
Shares redeemed	(1,820,965)	(35,937,429)	(1,833,850)	(33,108,580)	(2,265,698)	(44,934,808)	(2,093,263)	(39,328,656)
Total	1,166,948	$17,505,732	(1,057,146)	$(18,552,545)	(978,127)	$(19,207,930)	(1,341,233)	$(25,078,018)
Net increase (decrease)	4,799,950	$85,358,383	(4,206,333)	$(79,395,256)	(1,526,388)	$(30,264,451)	(2,332,117)	$(43,816,138)

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA JPMorgan Emerging Markets Portfolio				SA JPMorgan Equity-Income Portfolio
	Year Ended 1/31/26		Year Ended 1/31/25		Year Ended 1/31/26		Year Ended 1/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	1,174,792	$10,285,085	147,340	$1,180,736	1,095,851	$35,853,048	67,526	$2,318,023
Reinvested dividends	178,332	1,833,250	238,060	1,978,277	2,930,665	86,044,316	1,427,628	48,967,631
Shares redeemed	(1,811,016)	(17,187,377)	(1,986,453)	(15,952,897)	(5,098,183)	(168,797,660)	(6,163,688)	(216,048,502)
Total	(457,892)	$(5,069,042)	(1,601,053)	$(12,793,884)	(1,071,667)	$(46,900,296)	(4,668,534)	$(164,762,848)
Class 2
Shares sold	4,830	$53,585	6,426	$50,359	13,149	$438,078	15,071	$527,841
Reinvested dividends	5,356	54,848	7,194	59,564	54,468	1,596,450	26,899	921,292
Shares redeemed	(44,053)	(429,988)	(50,627)	(401,721)	(76,383)	(2,566,546)	(32,866)	(1,113,231)
Total	(33,867)	$(321,555)	(37,007)	$(291,798)	(8,766)	$(532,018)	9,104	$335,902
Class 3
Shares sold	373,416	$3,673,798	990,050	$7,735,019	530,736	$17,836,766	573,605	$19,063,854
Reinvested dividends	265,511	2,689,625	388,200	3,179,358	2,274,858	65,788,899	949,063	32,163,729
Shares redeemed	(3,618,608)	(33,459,733)	(2,739,722)	(21,792,095)	(1,745,396)	(57,234,718)	(1,352,258)	(46,021,796)
Total	(2,979,681)	$(27,096,310)	(1,361,472)	$(10,877,718)	1,060,198	$26,390,947	170,410	$5,205,787
Net increase (decrease)	(3,471,440)	$(32,486,907)	(2,999,532)	$(23,963,400)	(20,235)	$(21,041,367)	(4,489,020)	$(159,221,159)
	SA JPMorgan Large Cap Core Portfolio				SA JPMorgan MFS Core Bond Portfolio
	Year Ended 1/31/26		Year Ended 1/31/25		Year Ended 1/31/26		Year Ended 1/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	3,197,536	$72,342,122	5,269,404	$126,591,310	18,101,648	$149,710,634	22,486,371	$181,725,310
Reinvested dividends	1,979,629	46,422,304	1,847,823	44,255,362	4,514,831	37,202,211	4,250,778	34,261,273
Shares redeemed	(4,901,812)	(116,489,782)	(4,266,581)	(101,161,364)	(23,161,715)	(191,967,020)	(21,174,484)	(173,067,795)
Total	275,353	$2,274,644	2,850,646	$69,685,308	(545,236)	$(5,054,175)	5,562,665	$42,918,788
Class 2
Shares sold	1,974	$46,357	—	$—	101,160	$835,300	75,292	$624,247
Reinvested dividends	15,767	370,045	15,917	381,520	24,179	198,513	23,675	190,347
Shares redeemed	(18,742)	(459,642)	(18,244)	(423,709)	(104,835)	(867,727)	(118,527)	(962,048)
Total	(1,001)	$(43,240)	(2,327)	$(42,189)	20,504	$166,086	(19,560)	$(147,454)
Class 3
Shares sold	505,120	$11,665,837	315,696	$7,493,972	10,456,964	$86,489,138	9,529,866	$76,420,724
Reinvested dividends	587,399	13,633,523	561,833	13,337,919	3,745,246	30,486,304	3,641,600	29,023,551
Shares redeemed	(921,863)	(21,970,430)	(934,004)	(21,823,038)	(14,889,565)	(121,773,175)	(12,217,037)	(98,529,465)
Total	170,656	$3,328,930	(56,475)	$(991,147)	(687,355)	$(4,797,733)	954,429	$6,914,810
Net increase (decrease)	445,008	$5,560,334	2,791,844	$68,651,972	(1,212,087)	$(9,685,822)	6,497,534	$49,686,144
	SA JPMorgan Mid-Cap Growth Portfolio				SA JPMorgan Ultra-Short Bond Portfolio
	Year Ended 1/31/26		Year Ended 1/31/25		Year Ended 1/31/26		Year Ended 1/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	1,352,031	$24,201,188	346,532	$6,288,721	1,768,887	$19,348,271	1,419,254	$15,547,300
Reinvested dividends	862,303	16,909,768	—	—	497,591	5,304,323	399,218	4,267,637
Shares redeemed	(2,292,057)	(45,769,489)	(2,806,782)	(52,353,784)	(2,397,354)	(26,142,552)	(3,129,459)	(33,987,320)
Total	(77,723)	$(4,658,533)	(2,460,250)	$(46,065,063)	(130,876)	$(1,489,958)	(1,310,987)	$(14,172,383)
Class 2
Shares sold	15,941	$290,769	6,233	$103,871	129,576	$1,383,653	156,860	$1,671,301
Reinvested dividends	56,864	1,016,733	—	—	38,708	406,048	34,508	363,374
Shares redeemed	(111,762)	(2,035,991)	(154,674)	(2,638,750)	(252,954)	(2,724,973)	(212,600)	(2,273,414)
Total	(38,957)	$(728,489)	(148,441)	$(2,534,879)	(84,670)	$(935,272)	(21,232)	$(238,739)

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA JPMorgan Mid-Cap Growth Portfolio				SA JPMorgan Ultra-Short Bond Portfolio
	Year Ended 1/31/26		Year Ended 1/31/25		Year Ended 1/31/26		Year Ended 1/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 3
Shares sold	2,174,291	$35,413,386	1,855,131	$29,437,588	4,279,505	$45,637,383	2,927,426	$30,829,014
Reinvested dividends	2,000,891	33,654,993	—	—	1,027,130	10,641,068	778,173	8,100,782
Shares redeemed	(3,731,981)	(65,512,093)	(2,742,832)	(44,561,467)	(4,646,013)	(49,341,302)	(4,722,275)	(49,790,006)
Total	443,201	$3,556,286	(887,701)	$(15,123,879)	660,622	$6,937,149	(1,016,676)	$(10,860,210)
Net increase (decrease)	326,521	$(1,830,736)	(3,496,392)	$(63,723,821)	445,076	$4,511,919	(2,348,895)	$(25,271,332)
	SA Large Cap Growth Index Portfolio				SA Large Cap Index Portfolio
	Year Ended 1/31/26		Year Ended 1/31/25		Year Ended 1/31/26		Year Ended 1/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	3,596,348	$100,649,052	4,071,518	$112,602,049	6,408,977	$245,795,503	3,093,878	$119,935,546
Reinvested dividends	2,984,553	89,447,058	755,489	21,727,872	10,296,081	409,475,137	4,777,321	190,997,313
Shares redeemed	(5,891,688)	(183,403,349)	(3,677,370)	(100,251,381)	(18,379,444)	(758,098,500)	(16,409,221)	(636,291,064)
Total	689,213	$6,692,761	1,149,637	$34,078,540	(1,674,386)	$(102,827,860)	(8,538,022)	$(325,358,205)
Class 3
Shares sold	487,030	$14,391,516	621,173	$16,941,560	527,846	$21,829,989	362,833	$13,815,273
Reinvested dividends	402,889	11,957,737	88,317	2,519,674	435,149	17,170,992	180,027	7,150,659
Shares redeemed	(460,656)	(14,143,999)	(469,561)	(12,550,301)	(641,754)	(27,051,060)	(524,350)	(20,023,706)
Total	429,263	$12,205,254	239,929	$6,910,933	321,241	$11,949,921	18,510	$942,226
Net increase (decrease)	1,118,476	$18,898,015	1,389,566	$40,989,473	(1,353,145)	$(90,877,939)	(8,519,512)	$(324,415,979)
	SA Large Cap Value Index Portfolio				SA MFS Large Cap Growth Portfolio
	Year Ended 1/31/26		Year Ended 1/31/25		Year Ended 1/31/26		Year Ended 1/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	6,132,474	$115,199,601	9,030,876	$184,191,966	1,856,561	$30,969,320	540,481	$8,672,135
Shares issued in merger	—	—	—	—	8,723,920	132,500,092	—	—
Reinvested dividends	3,024,672	56,168,164	2,577,039	50,509,966	6,233,635	100,112,175	2,831,158	47,563,452
Shares redeemed	(6,180,526)	(118,702,483)	(4,777,460)	(94,106,073)	(11,414,360)	(192,176,631)	(11,005,715)	(183,781,600)
Total	2,976,620	$52,665,282	6,830,455	$140,595,859	5,399,756	$71,404,956	(7,634,076)	$(127,546,013)
Class 2
Shares sold					123,716	$2,085,141	4,783	$81,710
Shares issued in merger					1,782,820	26,781,686	—	—
Reinvested dividends					363,153	5,748,708	23,673	393,680
Shares redeemed					(535,535)	(9,217,319)	(34,649)	(579,560)
Total					1,734,154	$25,398,216	(6,193)	$(104,170)
Class 3
Shares sold	468,023	$8,950,924	597,959	$11,535,688	1,254,765	$19,229,084	1,122,245	$18,495,844
Shares issued in merger	—	—	—	—	1,490,966	21,985,668	—	—
Reinvested dividends	408,033	7,499,646	316,829	6,155,986	3,051,550	47,207,476	1,599,020	26,112,003
Shares redeemed	(454,919)	(8,663,624)	(322,095)	(6,356,623)	(3,248,250)	(54,793,423)	(2,924,689)	(47,109,275)
Total	421,137	$7,786,946	592,693	$11,335,051	2,549,031	$33,628,805	(203,424)	$(2,501,428)
Net increase (decrease)	3,397,757	$60,452,228	7,423,148	$151,930,910	9,682,941	$130,431,977	(7,843,693)	$(130,151,611)
	SA MFS Massachusetts Investors Trust Portfolio				SA MFS Total Return Portfolio
	Year Ended 1/31/26		Year Ended 1/31/25		Year Ended 1/31/26		Year Ended 1/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	956,555	$19,372,499	94,078	$2,165,615	100,610	$1,860,432	108,520	$2,004,508
Reinvested dividends	7,370,558	115,275,532	3,022,465	65,617,718	706,203	12,217,312	408,373	7,612,068
Shares redeemed	(8,504,840)	(166,545,857)	(11,467,748)	(268,048,267)	(1,092,958)	(20,319,510)	(1,177,461)	(21,985,522)
Total	(177,727)	$(31,897,826)	(8,351,205)	$(200,264,934)	(286,145)	$(6,241,766)	(660,568)	$(12,368,946)

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA MFS Massachusetts Investors Trust Portfolio				SA MFS Total Return Portfolio
	Year Ended 1/31/26		Year Ended 1/31/25		Year Ended 1/31/26		Year Ended 1/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 2
Shares sold	2,601	$47,727	18,720	$449,458	6,741	$126,546	27,447	$502,841
Reinvested dividends	142,285	2,235,295	48,112	1,047,879	98,153	1,703,944	55,253	1,033,236
Shares redeemed	(45,441)	(922,838)	(55,320)	(1,268,144)	(157,041)	(2,915,384)	(126,662)	(2,361,463)
Total	99,445	$1,360,184	11,512	$229,193	(52,147)	$(1,084,894)	(43,962)	$(825,386)
Class 3
Shares sold	234,086	$4,556,479	246,916	$5,920,365	923,065	$17,277,729	897,136	$16,471,962
Reinvested dividends	6,496,603	100,372,511	2,201,333	47,416,709	2,170,891	37,426,169	1,136,310	21,112,647
Shares redeemed	(2,679,308)	(54,078,117)	(3,041,716)	(69,239,507)	(2,564,765)	(47,502,705)	(2,448,008)	(45,417,821)
Total	4,051,381	$50,850,873	(593,467)	$(15,902,433)	529,191	$7,201,193	(414,562)	$(7,833,212)
Net increase (decrease)	3,973,099	$20,313,231	(8,933,160)	$(215,938,174)	190,899	$(125,467)	(1,119,092)	$(21,027,544)
	SA Mid Cap Index Portfolio				SA Morgan Stanley International Equities Portfolio
	Year Ended 1/31/26		Year Ended 1/31/25		Year Ended 1/31/26		Year Ended 1/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	1,963,919	$29,480,225	1,876,176	$28,872,323	2,171,985	$22,837,669	205,197	$2,036,159
Reinvested dividends	2,113,104	31,147,152	504,980	8,170,584	1,994,103	20,638,970	380,977	3,828,819
Shares redeemed	(3,920,461)	(60,060,300)	(3,556,509)	(54,527,755)	(4,037,560)	(43,592,326)	(4,868,950)	(48,875,352)
Total	156,562	$567,077	(1,175,353)	$(17,484,848)	128,528	$(115,687)	(4,282,776)	$(43,010,374)
Class 2
Shares sold					12,622	$138,401	23,543	$230,285
Reinvested dividends					47,530	490,032	9,054	90,635
Shares redeemed					(82,580)	(883,673)	(106,845)	(1,065,598)
Total					(22,428)	$(255,240)	(74,248)	$(744,678)
Class 3
Shares sold	719,387	$10,923,366	828,652	$12,366,940	427,777	$4,759,060	1,191,331	$11,569,601
Reinvested dividends	471,834	6,884,065	97,925	1,569,735	993,179	10,199,951	174,605	1,742,559
Shares redeemed	(618,156)	(9,406,455)	(707,727)	(10,669,181)	(2,343,835)	(24,973,060)	(1,973,352)	(19,551,722)
Total	573,065	$8,400,976	218,850	$3,267,494	(922,879)	$(10,014,049)	(607,416)	$(6,239,562)
Net increase (decrease)	729,627	$8,968,053	(956,503)	$(14,217,354)	(816,779)	$(10,384,976)	(4,964,440)	$(49,994,614)
	SA PIMCO Global Bond Opportunities Portfolio				SA PIMCO RAE International Value Portfolio
	Year Ended 1/31/26		Year Ended 1/31/25		Year Ended 1/31/26		Year Ended 1/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	568,756	$5,350,703	1,764,272	$15,980,381	699,538	$10,340,405	39,694	$556,466
Reinvested dividends	268,461	2,518,161	129,928	1,178,445	493,736	7,652,901	282,969	3,967,230
Shares redeemed	(958,262)	(9,082,489)	(2,894,167)	(26,665,846)	(1,469,125)	(23,289,596)	(3,580,836)	(50,505,279)
Total	(121,045)	$(1,213,625)	(999,967)	$(9,507,020)	(275,851)	$(5,296,290)	(3,258,173)	$(45,981,583)
Class 2
Shares sold	12,037	$114,041	7,728	$69,901	6,014	$95,697	40,145	$542,865
Reinvested dividends	11,086	102,543	6,147	55,019	35,670	553,958	19,502	273,812
Shares redeemed	(82,171)	(760,554)	(45,384)	(409,812)	(100,017)	(1,572,031)	(84,761)	(1,191,471)
Total	(59,048)	$(543,970)	(31,509)	$(284,892)	(58,333)	$(922,376)	(25,114)	$(374,794)
Class 3
Shares sold	1,892,089	$17,649,571	3,231,357	$28,978,551	45,185	$721,337	2,466,319	$33,372,789
Reinvested dividends	1,313,805	11,955,626	592,898	5,229,363	1,387,465	21,477,954	800,087	11,201,225
Shares redeemed	(4,271,654)	(39,294,362)	(3,597,144)	(32,091,659)	(6,154,794)	(96,334,786)	(4,296,622)	(60,576,868)
Total	(1,065,760)	$(9,689,165)	227,111	$2,116,255	(4,722,144)	$(74,135,495)	(1,030,216)	$(16,002,854)
Net increase (decrease)	(1,245,853)	$(11,446,760)	(804,365)	$(7,675,657)	(5,056,328)	$(80,354,161)	(4,313,503)	$(62,359,231)

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA PineBridge High-Yield Bond Portfolio				SA Putnam International Value Portfolio
	Year Ended 1/31/26		Year Ended 1/31/25		Year Ended 1/31/26		Year Ended 1/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	2,730,823	$14,284,381	3,632,337	$18,892,957	1,437,701	$18,731,344	202,947	$2,441,796
Reinvested dividends	1,593,343	8,253,515	1,625,490	8,371,275	1,937,804	25,055,809	1,104,972	13,237,563
Shares redeemed	(4,574,732)	(24,301,313)	(4,203,262)	(22,168,419)	(3,235,455)	(43,776,806)	(6,289,946)	(76,362,861)
Total	(250,566)	$(1,763,417)	1,054,565	$5,095,813	140,050	$10,347	(4,982,027)	$(60,683,502)
Class 2
Shares sold	62,218	$324,024	57,782	$309,684	12,908	$171,011	6,325	$73,091
Reinvested dividends	58,866	304,925	65,914	340,118	43,026	561,488	24,507	295,804
Shares redeemed	(149,076)	(794,207)	(188,145)	(997,072)	(72,431)	(987,298)	(50,505)	(611,978)
Total	(27,992)	$(165,258)	(64,449)	$(347,270)	(16,497)	$(254,799)	(19,673)	$(243,083)
Class 3
Shares sold	1,271,533	$6,762,973	1,789,772	$9,426,963	627,365	$8,662,526	637,719	$7,472,590
Reinvested dividends	1,444,031	7,407,877	1,650,853	8,435,857	927,717	12,069,596	510,573	6,147,294
Shares redeemed	(4,160,091)	(21,939,342)	(3,666,601)	(19,171,012)	(2,027,170)	(27,287,670)	(1,300,588)	(15,916,463)
Total	(1,444,527)	$(7,768,492)	(225,976)	$(1,308,192)	(472,088)	$(6,555,548)	(152,296)	$(2,296,579)
Net increase (decrease)	(1,723,085)	$(9,697,167)	764,140	$3,440,351	(348,535)	$(6,800,000)	(5,153,996)	$(63,223,164)
	SA Schroders VCP Global Allocation Portfolio				SA Small Cap Index Portfolio
	Year Ended 1/31/26		Year Ended 1/31/25		Year Ended 1/31/26		Year Ended 1/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	410	$4,834	8,081	$85,984	2,225,033	$29,565,834	1,018,765	$13,244,236
Reinvested dividends	705	8,303	612	6,758	1,155,763	15,591,247	396,728	5,581,968
Shares redeemed	(1,681)	(19,054)	(2,130)	(22,539)	(3,899,424)	(50,976,500)	(3,955,270)	(51,359,638)
Total	(566)	$(5,917)	6,563	$70,203	(518,628)	$(5,819,419)	(2,539,777)	$(32,533,434)
Class 3
Shares sold	154,064	$1,819,625	386,211	$4,094,887	841,526	$10,905,113	891,159	$11,384,353
Reinvested dividends	679,906	8,009,290	676,122	7,464,391	384,652	5,138,950	110,863	1,545,424
Shares redeemed	(6,373,763)	(72,581,320)	(7,933,510)	(84,845,257)	(746,785)	(10,057,293)	(375,198)	(4,827,783)
Total	(5,539,793)	$(62,752,405)	(6,871,177)	$(73,285,979)	479,393	$5,986,770	626,824	$8,101,994
Net increase (decrease)	(5,540,359)	$(62,758,322)	(6,864,614)	$(73,215,776)	(39,235)	$167,351	(1,912,953)	$(24,431,440)
	SA T. Rowe Price Allocation Moderately Aggressive Portfolio				SA T. Rowe Price VCP Balanced Portfolio
	Year Ended 1/31/26		Year Ended 1/31/25		Year Ended 1/31/26		Year Ended 1/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	4	$67	1,486	$23,610	—	$—	120	$1,486
Reinvested dividends	1,649	26,623	760	11,950	1,916	24,404	415	5,258
Shares redeemed	(6,773)	(110,287)	(12,707)	(198,662)	(1,814)	(23,727)	(2,807)	(33,828)
Total	(5,120)	$(83,597)	(10,461)	$(163,102)	102	$677	(2,272)	$(27,084)
Class 3
Shares sold	1,522,150	$25,184,649	1,136,581	$17,099,888	422,447	$5,601,566	745,424	$9,159,540
Reinvested dividends	3,280,382	52,846,947	971,137	15,237,138	9,903,280	126,167,792	2,136,782	27,051,658
Shares redeemed	(5,652,673)	(92,022,022)	(3,915,018)	(59,193,807)	(19,112,986)	(249,649,318)	(19,657,718)	(240,233,672)
Total	(850,141)	$(13,990,426)	(1,807,300)	$(26,856,781)	(8,787,259)	$(117,879,960)	(16,775,512)	$(204,022,474)
Net increase (decrease)	(855,261)	$(14,074,023)	(1,817,761)	$(27,019,883)	(8,787,157)	$(117,879,283)	(16,777,784)	$(204,049,558)

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA VCP Dynamic Allocation Portfolio				SA VCP Dynamic Strategy Portfolio
	Year Ended 1/31/26		Year Ended 1/31/25		Year Ended 1/31/26		Year Ended 1/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	1,024	$12,859	491	$5,692	217	$2,693	156	$1,892
Shares issued in merger	37,565	437,231	—	—	—	—	—	—
Reinvested dividends	6,619	80,028	1,146	13,997	3,972	49,572	865	10,976
Shares redeemed	(6,167)	(79,054)	(8,990)	(103,103)	(3,247)	(41,590)	(17,947)	(219,357)
Total	39,041	$451,064	(7,353)	$(83,414)	942	$10,675	(16,926)	$(206,489)
Class 3
Shares sold	1,882,476	$22,552,713	156,007	$1,825,431	404,095	$5,208,569	1,173,498	$14,138,994
Shares issued in merger	121,259,155	1,411,783,968	—	—	—	—	—	—
Reinvested dividends	60,018,323	726,821,894	17,729,998	216,837,876	30,392,286	380,207,494	5,710,011	72,574,244
Shares redeemed	(125,014,435)	(1,547,565,899)	(121,716,468)	(1,435,732,867)	(68,321,121)	(874,415,970)	(77,010,961)	(936,038,832)
Total	58,145,519	$613,592,676	(103,830,463)	$(1,217,069,560)	(37,524,740)	$(488,999,907)	(70,127,452)	$(849,325,594)
Net increase (decrease)	58,184,560	$614,043,740	(103,837,816)	$(1,217,152,974)	(37,523,798)	$(488,989,232)	(70,144,378)	$(849,532,083)
	SA VCP Index Allocation Portfolio
	Year Ended 1/31/26		Year Ended 1/31/25
	Shares	Amount	Shares	Amount
Class 1
Shares sold	8,831	$123,427	5	$59
Reinvested dividends	3,116	41,074	2,773	36,193
Shares redeemed	(1,482)	(19,692)	(5,536)	(70,043)
Total	10,465	$144,809	(2,758)	$(33,791)
Class 3
Shares sold	1,581,856	$20,728,897	1,780,076	$22,760,817
Reinvested dividends	2,422,463	31,903,841	2,738,058	35,731,650
Shares redeemed	(5,448,519)	(72,179,463)	(4,861,232)	(62,783,233)
Total	(1,444,200)	$(19,546,725)	(343,098)	$(4,290,766)
Net increase (decrease)	(1,433,735)	$(19,401,916)	(345,856)	$(4,324,557)
Note 8 — Transactions with Affiliates
    During the year ended January 31, 2026, the SA BlackRock Multi-Factor 70/30 Portfolio owned 5% or more of the outstanding voting shares of the following company shown below. In addition, transactions in shares of Underlying Portfolios for the year ended January 31, 2026 are shown in the tables below.
SA Blackrock Multi-Factor 70/30 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2025	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2026
iShares Systematic Bond ETF	$415,690	$—	$12,123,743	$177,323	$2,102,288	$(331,081)	$590,831	**

**	Effective November 19, 2025, the Portfolio owned less that 5% of the outstanding voting shares.
SA Global Index Allocation 60/40 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2025	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2026
SunAmerica Series Trust
SA Emerging Markets Equity Index Portfolio, Class 1	$58,725	$—	$2,955,303	$264,233	$395,742	$20,942	$1,133,868	$3,978,604
SA Fixed Income Index Portfolio, Class 1	621,515	—	19,168,981	2,936,244	2,622,960	(463,193)	974,106	19,993,178
SA Fixed Income Intermediate Index Portfolio, Class 1	576,695	—	19,839,395	3,791,425	2,622,960	(166,470)	735,873	21,577,263
SA International Index Portfolio, Class 1	609,898	—	23,539,472	4,875,628	3,850,422	1,631,736	5,416,485	31,612,899
SA Large Cap Index Portfolio, Class 1	290,799	3,140,353	29,797,575	5,158,259	8,173,545	2,984,058	(2,552,083)	27,214,264
SA Mid Cap Index Portfolio, Class 1	58,831	356,495	5,815,552	862,686	973,135	278,528	(323,755)	5,659,876
SA Small Cap Index Portfolio, Class 1	16,359	108,492	2,074,699	979,960	732,660	(39,969)	150,405	2,432,435

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

SA Global Index Allocation 60/40 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2025	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2026
	$2,232,822	$3,605,340	$103,190,977	$18,868,435	$19,371,424	$4,245,632	$5,534,899	$112,468,519

†	Includes reinvestment of distributions paid.
SA Global Index Allocation 75/25 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2025	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2026
SunAmerica Series Trust
SA Emerging Markets Equity Index Portfolio, Class 1	$96,699	$—	$5,011,048	$273,365	$768,043	$198,541	$1,716,816	$6,431,727
SA Fixed Income Index Portfolio, Class 1	366,302	—	11,750,143	1,656,745	1,898,921	(352,263)	665,964	11,821,668
SA Fixed Income Intermediate Index Portfolio, Class 1	354,565	—	12,555,198	1,995,008	1,898,922	(100,477)	451,323	13,002,130
SA International Index Portfolio, Class 1	707,637	—	28,115,826	4,886,653	4,949,630	1,788,456	6,540,222	36,381,527
SA Large Cap Index Portfolio, Class 1	359,263	3,879,716	36,739,955	5,335,740	9,732,169	3,475,439	(2,857,845)	32,961,120
SA Mid Cap Index Portfolio, Class 1	70,911	429,692	7,094,915	820,265	1,140,202	383,289	(466,066)	6,692,201
SA Small Cap Index Portfolio, Class 1	34,915	231,552	4,220,130	1,366,806	1,242,956	(111,553)	345,236	4,577,663
	$1,990,292	$4,540,960	$105,487,215	$16,334,582	$21,630,843	$5,281,432	$6,395,650	$111,868,036

†	Includes reinvestment of distributions paid.
SA Global Index Allocation 90/10 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2025	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2026
SunAmerica Series Trust
SA Emerging Markets Equity Index Portfolio, Class 1	$362,337	$—	$18,449,157	$1,221,292	$2,189,647	$346,029	$6,818,835	$24,645,666
SA Fixed Income Index Portfolio, Class 1	499,613	—	16,493,123	1,344,132	2,116,297	(415,107)	854,155	16,160,006
SA Fixed Income Intermediate Index Portfolio, Class 1	457,365	—	16,925,947	2,101,884	2,116,297	(91,093)	582,422	17,402,863
SA International Index Portfolio, Class 1	3,279,890	—	129,169,294	26,935,393	18,302,365	5,152,394	33,407,427	176,362,143
SA Large Cap Index Portfolio, Class 1	1,562,649	16,875,166	151,706,055	24,481,132	32,985,753	13,204,341	(10,948,316)	145,457,459
SA Mid Cap Index Portfolio, Class 1	349,574	2,118,284	34,392,432	5,264,719	4,494,224	1,183,414	(1,572,468)	34,773,873
SA Small Cap Index Portfolio, Class 1	173,842	1,152,898	20,235,785	6,062,176	4,988,344	308,573	645,031	22,263,221
	$6,685,270	$20,146,348	$387,371,793	$67,410,728	$67,192,927	$19,688,551	$29,787,086	$437,065,231

†	Includes reinvestment of distributions paid.
SA Index Allocation 60/40 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2025	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2026
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$1,583,190	$—	$49,308,131	$7,139,120	$7,002,362	$(883,336)	$2,183,759	$50,745,312
SA Fixed Income Intermediate Index Portfolio, Class 1	1,479,524	—	52,635,752	8,085,454	7,002,362	(391,369)	1,879,649	55,207,124
SA International Index Portfolio, Class 1	588,025	—	24,542,142	3,181,372	4,058,844	1,131,338	5,929,854	30,725,862
SA Large Cap Index Portfolio, Class 1	1,232,977	13,315,004	120,303,525	18,457,453	24,032,846	9,990,466	(7,267,049)	117,451,549
SA Mid Cap Index Portfolio, Class 1	165,593	1,003,429	15,169,350	2,609,343	2,499,227	888,347	(977,617)	15,190,196
SA Small Cap Index Portfolio, Class 1	117,661	780,317	13,750,657	2,607,136	2,883,320	677,241	303,968	14,455,682
	$5,166,970	$15,098,750	$275,709,557	$42,079,878	$47,478,961	$11,412,687	$2,052,564	$283,775,725

†	Includes reinvestment of distributions paid.

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

SA Index Allocation 80/20 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2025	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2026
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$1,408,865	$—	$46,908,865	$3,948,540	$7,170,180	$(999,774)	$2,229,577	$44,917,028
SA Fixed Income Intermediate Index Portfolio, Class 1	1,332,277	—	48,270,247	7,771,952	7,170,180	(437,453)	1,793,567	50,228,133
SA International Index Portfolio, Class 1	1,654,823	—	69,646,013	7,696,245	12,055,045	3,709,411	16,251,826	85,248,450
SA Large Cap Index Portfolio, Class 1	2,981,761	32,200,237	285,398,897	38,425,643	50,917,227	23,527,751	(17,348,834)	279,086,230
SA Mid Cap Index Portfolio, Class 1	578,381	3,504,769	55,913,799	6,532,261	7,354,545	2,129,669	(2,538,102)	54,683,082
SA Small Cap Index Portfolio, Class 1	223,957	1,485,261	26,486,852	4,522,537	5,250,098	1,777,539	72,025	27,608,855
	$8,180,064	$37,190,267	$532,624,673	$68,897,178	$89,917,275	$29,707,143	$460,059	$541,771,778

†	Includes reinvestment of distributions paid.
SA Index Allocation 90/10 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2025	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2026
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$1,788,556	$—	$61,178,534	$3,664,399	$8,517,923	$(1,522,804)	$3,176,138	$57,978,344
SA Fixed Income Intermediate Index Portfolio, Class 1	1,626,791	—	62,365,237	8,402,634	8,517,923	(390,162)	2,218,730	64,078,516
SA International Index Portfolio, Class 1	6,186,171	—	255,924,404	32,736,492	37,881,075	12,175,657	61,921,421	324,876,899
SA Large Cap Index Portfolio, Class 1	9,380,562	101,301,324	881,731,561	120,648,735	133,135,567	61,142,567	(44,184,636)	886,202,660
SA Mid Cap Index Portfolio, Class 1	1,620,004	9,816,606	154,673,146	20,947,963	17,729,185	5,645,888	(6,864,245)	156,673,567
SA Small Cap Index Portfolio, Class 1	638,020	4,231,274	75,497,358	11,923,287	13,554,816	2,983,724	2,284,045	79,133,598
	$21,240,104	$115,349,204	$1,491,370,240	$198,323,510	$219,336,489	$80,034,870	$18,551,453	$1,568,943,584

†	Includes reinvestment of distributions paid.
SA VCP Dynamic Allocation Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2025	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2026
Seasons Series Trust
SA American Century Inflation Managed Portfolio, Class 1	$4,990,476	$—	$117,486,412	$32,916,754	$26,387,288	$(2,374,951)	$4,436,260	$126,077,187
SA Columbia Focused Value Portfolio, Class 1	2,446,017	24,191,823	126,104,078	48,814,941	29,091,767	6,466,361	6,714,400	159,008,013
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	15,366,980	—	386,408,539	129,986,837	98,279,696	(12,150,651)	24,399,310	430,364,339
SA Multi-Managed International Equity Portfolio, Class 1	2,096,971	7,006,755	109,103,529	28,951,779	26,550,710	2,583,254	21,202,361	135,290,213
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	44,151,625	134,068,173	72,814,841	45,482,961	(9,642,017)	(15,685,141)	136,072,895
SA Multi-Managed Large Cap Value Portfolio, Class 1	2,764,250	23,969,315	167,480,885	50,077,881	57,523,760	(13,063,543)	4,613,583	151,585,046
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	7,867,308	66,626,086	17,205,036	12,331,618	(3,028,038)	(3,102,569)	65,368,897
SA Multi-Managed Mid Cap Value Portfolio, Class 1	1,133,949	16,295,313	106,306,136	35,603,070	24,105,128	(568,768)	(6,068,384)	111,166,926
SA Multi-Managed Small Cap Portfolio, Class 1	126,564	5,853,943	47,563,744	14,145,636	10,614,143	(1,507,796)	556,478	50,143,919
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	30,462,607	102,021,037	30,606,416	90,803,417(1)	(1,744,373)	(40,079,663)	—
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	41,725,413	259,834,421	102,949,530	64,604,936	(2,717,712)	(8,436,511)	287,024,792
SA AB Small & Mid Cap Value Portfolio, Class 1	70,629	979,998	8,227,705	8,552,276	4,058,107	(984,150)	716,464	12,454,188
SA Emerging Markets Equity Index Portfolio, Class 1	445,165	—	20,582,241	3,946,813	4,658,107	561,584	8,239,081	28,671,612
SA Federated Hermes Corporate Bond Portfolio, Class 1	8,034,631	—	206,845,217	48,718,323	46,453,768	(4,449,671)	10,899,767	215,559,868
SA Fidelity Institutional AM® Global Equities Portfolio, Class 1	1,765,591	26,894,200	133,361,078	46,751,637	24,832,168	3,037,483	(844,571)	157,473,459
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	1,099,911	15,167,407	109,279,880	34,950,846	25,345,394	5,804,591	(793,350)	123,896,573
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	1,148,141	3,423,050	46,735,039	13,908,918	11,631,618	(745,454)	(2,608,763)	45,658,122
SA Fixed Income Index Portfolio, Class 1	2,813,450	—	82,673,154	27,324,984	29,416,746	(1,151,726)	3,501,971	82,931,637
SA Fixed Income Intermediate Index Portfolio, Class 1	2,985,399	—	86,257,072	39,910,030	21,779,182	461,929	2,023,013	106,872,862
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	4,234,411	32,578,488	201,330,039	70,078,552	45,091,941	13,288,334	(16,556,062)	223,048,922
SA Franklin Small Company Value Portfolio, Class 1	721,831	5,494,044	66,787,881	17,882,651	15,982,249	(1,949,719)	4,667,237	71,405,801
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	693,564	10,972,148	114,973,701	70,726,422	30,248,757	12,150,720	1,905,236	169,507,322

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

SA VCP Dynamic Allocation Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2025	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2026
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	$1,721,665	$6,197,436	$81,565,754	$80,096,203	$28,891,625	$2,529,586	$15,637,109	$150,937,027
SA Goldman Sachs Government & Quality Bond Portfolio, Class 1	15,672,983	—	351,761,898	105,037,073	83,241,323	(15,617,884)	22,946,203	380,885,967
SA International Index Portfolio, Class 1	2,451,727	—	95,304,619	27,045,221	27,169,990	8,665,872	19,851,110	123,696,832
SA Invesco Growth Opportunities Portfolio, Class 1	—	399,458	93,994,965	16,729,715	22,218,285	(12,079,926)	20,800,368	97,226,837
SA Janus Focused Growth Portfolio, Class 1	—	28,789,456	103,174,350	93,587,295	30,232,860	2,954,490	(9,727,987)	159,755,288
SA JPMorgan Emerging Markets Portfolio, Class 1	708,177	—	22,226,771	6,544,257	7,283,511	1,059,561	9,642,154	32,189,232
SA JPMorgan Equity-Income Portfolio, Class 1	3,768,810	27,491,123	176,004,998	60,322,290	67,894,877	1,027,601	(9,788,182)	159,671,830
SA JPMorgan Large Cap Core Portfolio, Class 1	624,690	15,745,613	120,990,149	73,731,013	30,188,757	1,039,758	3,664,694	169,236,857
SA JPMorgan MFS Core Bond Portfolio, Class 1	22,522,702	—	520,655,666	140,565,542	117,470,771	(15,574,915)	30,792,015	558,967,537
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	6,890,751	87,458,097	27,064,558	19,585,128	905,144	(3,407,045)	92,435,626
SA JPMorgan Ultra-Short Bond Portfolio, Class 1	2,529,225	—	49,592,897	11,283,344	11,140,266	330,616	(488,643)	49,577,948
SA Large Cap Growth Index Portfolio, Class 1	1,075,081	53,965,160	346,112,909	128,817,427	107,694,326	40,368,800	(19,474,652)	388,130,158
SA Large Cap Index Portfolio, Class 1	10,276,943	110,981,400	873,719,863	266,576,721	311,978,798	156,898,444	(122,483,224)	862,733,006
SA Large Cap Value Index Portfolio, Class 1	4,724,375	24,590,381	263,260,715	103,003,391	60,608,655	12,779,413	(3,881,946)	314,552,918
SA MFS Large Cap Growth, Class 1	—	56,337,387	231,871,204	144,147,790(1)	98,098,115	17,180,916	(22,671,452)	272,430,343
SA MFS Massachusetts Investors Trust Portfolio, Class 1	1,069,523	42,109,689	143,597,886	60,103,843	53,344,395	(3,207,365)	(23,837,535)	123,312,434
SA Mid Cap Index Portfolio, Class 1	621,918	3,768,589	54,301,170	13,144,626	11,290,266	3,860,380	(3,405,965)	56,609,945
SA Morgan Stanley International Equities Portfolio, Class 1	1,965,558	8,948,510	101,344,913	29,005,915	24,821,884	730,688	6,975,338	113,234,970
SA PIMCO Global Bond Opportunities Portfolio, Class 1	928,154	—	16,077,291	5,846,193	3,726,756	(479,351)	972,941	18,690,318
SA PIMCO RAE International Value Portfolio, Class 1	1,412,385	1,560,578	34,286,786	8,814,426	8,508,284	1,563,078	9,783,948	45,939,954
SA PineBridge High-Yield Bond Portfolio, Class 1	2,941,317	—	43,130,847	9,361,004	8,434,862	(627,391)	1,086,590	44,516,188
SA Putnam International Value Portfolio, Class 1	1,638,430	6,412,892	55,093,004	17,394,432	14,646,390	1,933,629	10,483,025	70,257,700
SA Small Cap Index Portfolio, Class 1	389,288	2,581,711	43,583,404	10,555,210	11,300,178	749,399	3,408,970	46,996,805
SA Wellington Capital Appreciation Portfolio, Class 1	—	759,022	136,615,527	35,143,160	31,643,890	(4,143,956)	22,994,263	158,965,104
	$129,980,881	$694,562,593	$6,745,781,730	$2,420,744,822	$1,936,687,653	$191,122,274	$(40,427,756)	$7,380,533,417

†	Includes reinvestment of distributions paid.
(1)	Includes amounts relating to fund mergers.
SA VCP Dynamic Strategy Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2025	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2026
Seasons Series Trust
SA American Century Inflation Managed Portfolio, Class 1	$1,748,543	$—	$49,014,869	$4,266,611	$10,124,891	$(1,192,448)	$2,093,954	$44,058,095
SA Columbia Focused Value Portfolio, Class 1	1,671,968	16,536,262	103,593,651	18,245,936	21,630,307	(2,351,179)	10,509,050	108,367,151
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	4,478,717	—	134,622,182	17,040,774	33,555,059	(6,385,082)	10,093,677	121,816,492
SA Multi-Managed International Equity Portfolio, Class 1	957,135	3,198,141	58,763,033	4,177,271	12,495,084	2,597,596	8,698,323	61,741,139
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	23,267,944	93,691,523	23,291,510	38,619,137	(6,149,696)	(9,212,572)	63,001,628
SA Multi-Managed Large Cap Value Portfolio, Class 1	1,965,957	17,047,180	118,030,584	19,053,201	22,661,271	(7,873,190)	1,015,837	107,565,161
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	5,906,424	59,561,146	5,926,062	11,070,968	(7,475,374)	1,884,709	48,825,575
SA Multi-Managed Mid Cap Value Portfolio, Class 1	389,263	5,593,863	44,171,294	5,996,480	9,186,658	1,733,944	(4,800,164)	37,914,896
SA Multi-Managed Small Cap Portfolio, Class 1	136,908	6,332,361	61,718,339	6,489,693	11,768,585	(3,737,575)	1,305,540	54,007,412
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	8,009,451	26,956,478	8,009,451	23,957,047(1)	(787,009)	(10,221,873)	—
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	18,161,286	135,773,101	29,410,775	30,249,106	(2,734,437)	(4,916,384)	127,283,949
SA AB Small & Mid Cap Value Portfolio, Class 1	538,227	7,468,040	81,066,170	9,535,333	15,967,433	1,368,932	(7,128,669)	68,874,333
SA Emerging Markets Equity Index Portfolio, Class 1	296,535	—	15,774,767	301,247	2,878,232	343,178	5,501,243	19,042,203
SA Federated Hermes Corporate Bond Portfolio, Class 1	3,082,175	—	95,811,619	3,118,310	19,979,781	(3,172,564)	5,963,577	81,741,161
SA Fidelity Institutional AM® Global Equities Portfolio, Class 1	875,516	13,336,214	76,875,935	14,236,867	14,786,872	3,182,195	(2,531,550)	76,976,575
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	545,692	7,524,915	68,814,925	8,096,530	19,125,489	660,983	2,339,935	60,786,884
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	605,479	1,805,167	30,094,805	2,423,215	6,738,620	(1,713,950)	(255,324)	23,810,126
SA Fixed Income Index Portfolio, Class 1	1,118,929	—	42,085,496	1,140,924	11,465,084	(757,175)	1,882,875	32,887,036
SA Fixed Income Intermediate Index Portfolio, Class 1	975,553	—	39,231,460	7,491,264	8,580,774	(480,510)	1,615,787	39,277,227
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	3,044,530	23,423,847	165,779,373	31,228,864	33,990,277	3,194,053	(7,483,778)	158,728,235
SA Franklin Small Company Value Portfolio, Class 1	275,348	2,095,750	30,082,085	2,380,525	5,895,622	(594,126)	1,060,532	27,033,394
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	481,208	7,612,692	71,688,842	51,934,749	23,319,870	7,130,758	1,817,576	109,252,055
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	1,548,234	5,573,138	125,241,826	21,570,861	37,842,919	(3,000,001)	16,644,248	122,614,015

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

SA VCP Dynamic Strategy Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2025	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2026
SA Goldman Sachs Government & Quality Bond Portfolio, Class 1	$4,953,853	$—	$133,645,865	$18,512,768	$32,022,905	$(6,952,252)	$9,767,668	$122,951,144
SA International Index Portfolio, Class 1	1,777,059	—	74,955,085	11,813,979	20,297,820	3,005,944	17,308,668	86,785,856
SA Invesco Growth Opportunities Portfolio, Class 1	—	90,275	25,195,655	98,916	4,978,215	(2,747,579)	4,106,212	21,674,989
SA Janus Focused Growth Portfolio, Class 1	—	18,592,596	106,855,708	18,631,873	24,176,634	(3,930,786)	(3,332,528)	94,047,633
SA JPMorgan Emerging Markets Portfolio, Class 1	290,937	—	12,447,061	299,578	4,438,426	(304,581)	4,774,492	12,778,124
SA JPMorgan Equity-Income Portfolio, Class 1	2,998,117	21,869,399	165,734,637	24,918,576	63,709,732	(8,297,051)	37,325	118,683,755
SA JPMorgan Large Cap Core Portfolio, Class 1	865,694	21,820,235	214,277,764	33,266,054	69,606,604	(1,556,797)	4,001,973	180,382,390
SA JPMorgan MFS Core Bond Portfolio, Class 1	7,640,900	—	219,687,924	7,725,738	46,738,182	(7,411,015)	13,727,635	186,992,100
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	3,163,099	51,605,086	3,181,167	10,064,891	(3,058,369)	277,277	41,940,270
SA JPMorgan Ultra-Short Bond Portfolio, Class 1	797,224	—	18,552,668	804,293	3,882,348	140,818	(158,159)	15,457,272
SA Large Cap Growth Index Portfolio, Class 1	483,218	24,255,798	189,835,512	41,805,002	54,322,293	14,354,665	(8,280,152)	183,392,734
SA Large Cap Index Portfolio, Class 1	4,967,968	53,649,416	495,945,070	114,790,202	117,301,864	57,595,762	(46,438,266)	504,590,904
SA Large Cap Value Index Portfolio, Class 1	3,402,222	17,708,571	229,639,578	47,494,846	47,489,409	3,283,970	688,579	233,617,564
SA MFS Large Cap Growth, Class 1	—	29,218,344	120,686,238	73,020,706(1)	66,207,896	7,061,318	(13,284,206)	121,276,160
SA MFS Massachusetts Investors Trust Portfolio, Class 1	1,196,252	47,099,329	196,341,202	48,342,714	101,030,835	(29,880,860)	(3,278,015)	110,494,206
SA Mid Cap Index Portfolio, Class 1	413,777	2,507,331	43,478,298	2,936,819	8,680,774	2,733,485	(3,302,487)	37,165,341
SA Morgan Stanley International Equities Portfolio, Class 1	734,429	3,343,605	45,106,508	4,096,103	9,994,891	(767,149)	3,879,016	42,319,587
SA PIMCO Global Bond Opportunities Portfolio, Class 1	640,349	—	12,799,797	644,277	2,280,194	(564,536)	912,589	11,511,933
SA PIMCO RAE International Value Portfolio, Class 1	1,540,940	1,702,621	45,755,306	3,261,628	12,345,313	476,353	12,599,268	49,747,242
SA PineBridge High-Yield Bond Portfolio, Class 1	1,436,141	—	23,586,597	1,441,640	3,416,271	(54,667)	222,745	21,780,044
SA Putnam International Value Portfolio, Class 1	1,850,153	7,241,584	74,669,425	9,121,587	18,706,315	4,849,969	10,329,754	80,264,420
SA Small Cap Index Portfolio, Class 1	180,688	1,198,304	23,442,314	1,387,633	4,808,426	1,106,853	415,758	21,544,132
SA Wellington Capital Appreciation Portfolio, Class 1	—	201,851	47,528,651	7,219,133	9,837,854	1,301,398	2,329,677	48,541,005
	$60,905,838	$426,555,033	$4,300,215,452	$770,181,685	$1,162,227,178	$2,192,216	$33,181,372	$3,943,543,547

†	Includes reinvestment of distributions paid.
(1)	Includes amounts relating to fund mergers.
SA VCP Index Allocation Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2025	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2026
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$1,923,835	$—	$61,250,210	$6,489,910	$8,403,892	$(1,120,033)	$2,732,096	$60,948,291
SA Fixed Income Intermediate Index Portfolio, Class 1	1,802,313	—	62,222,269	11,468,389	8,403,892	(519,425)	2,295,996	67,063,337
SA International Index Portfolio, Class 1	1,201,850	—	49,796,325	5,952,987	7,999,907	2,150,645	12,234,639	62,134,689
SA Large Cap Index Portfolio, Class 1	2,309,296	24,938,247	218,618,902	33,377,706	40,090,527	16,337,402	(11,447,678)	216,795,805
SA Mid Cap Index Portfolio, Class 1	385,044	2,333,218	35,733,152	5,342,894	4,308,872	1,085,755	(1,304,672)	36,548,257
SA Small Cap Index Portfolio, Class 1	193,647	1,284,241	22,411,498	4,121,802	4,388,588	1,391,159	233,564	23,769,435
	$7,815,985	$28,555,706	$450,032,356	$66,753,688	$73,595,678	$19,325,503	$4,743,945	$467,259,814

†	Includes reinvestment of distributions paid.
    The following Portfolios incurred brokerage commissions with affiliated brokers for the year ended January 31, 2026:
Portfolio	National Financial Services, LLC	Invesco Advisers, Inc.
SA Fidelity Institutional AM® Global Equities	$390	$—
SA Fidelity Institutional AM® International Growth	2,148	—
SA Fidelity Institutional AM® Real Estate	8,533	—
SA Invesco Growth Opportunities	—	2,234

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

    At January 31, 2026, the following affiliates owned greater than 5% of the total outstanding shares of the following Portfolios:
Portfolio	SST SA Allocation Aggressive Portfolio	SST SA Allocation Moderately Aggressive Portfolio	SAST SA Global Index Allocation 75/25 Portfolio	SAST SA Global Index Allocation 90/10 Portfolio	SAST SA Index Allocation 60/40 Portfolio	SAST SA Index Allocation 80/20 Portfolio	SAST SA Index Allocation 90/10 Portfolio	SAST SA VCP Dynamic Strategy Portfolio	SAST SA VCP Dynamic Allocation Portfolio	SAST SA VCP Index Allocation Portfolio
SA AB Growth	—%	—%	—%	—%	—%	—%	—%	6.88%	15.52%	—%
SA AB Small & Mid Cap Value	—	—	—	—	—	—	—	13.68	—	—
SA Emerging Markets Equity Index	—	—	5.27	20.21	—	—	—	15.61	23.51	—
SA Federated Hermes Corporate Bond	—	—	—	—	—	—	—	5.37	14.16	—
SA Fidelity Institutional AM® Global Equities	—	—	—	—	—	—	—	21.61	44.22	—
SA Fidelity Institutional AM® International Growth	7.93	6.24	—	—	—	—	—	23.93	48.76	—
SA Fidelity Institutional AM® Real Estate	—	—	—	—	—	—	—	9.78	18.74	—
SA Fixed Income Index	—	—	—	—	9.48	8.39	10.83	6.14	15.49	11.38
SA Fixed Income Intermediate Index	—	—	—	—	10.76	9.79	12.49	7.65	20.82	13.07
SA Franklin BW U.S. Large Cap Value	—	—	—	—	—	—	—	12.56	17.65	—
SA Franklin Small Company Value	—	—	—	—	—	—	—	9.01	23.80	—
SA Franklin Systematic U.S. Large Cap Core	—	—	—	—	—	—	—	32.84	50.96	—
SA Franklin Systematic U.S. Large Cap Value	—	—	—	—	—	—	—	20.90	25.73	—
SA International Index	—	—	—	16.63	—	8.04	30.64	8.18	11.67	5.86
SA Invesco Growth Opportunities	—	—	—	—	—	—	—	6.83	30.63	—
SA Janus Focused Growth	—	—	—	—	—	—	—	18.02	30.62	—
SA JPMorgan Emerging Markets	—	—	—	—	—	—	—	5.58	14.06	—
SA JPMorgan Equity-Income	—	—	—	—	—	—	—	14.35	19.30	—
SA JPMorgan Large Cap Core	—	—	—	—	—	—	—	32.43	30.43	—
SA JPMorgan MFS Core Bond	—	—	—	—	—	—	—	10.41	31.10	—
SA JPMorgan Mid-Cap Growth	—	—	—	—	—	—	—	5.65	12.45	—
SA JPMorgan Ultra-Short Bond	—	—	—	—	—	—	—	—	14.30	—
SA Large Cap Growth Index	—	—	—	—	—	—	—	25.10	53.12	—
SA Large Cap Index	—	—	—	—	—	8.35	26.52	15.09	25.82	6.48
SA Large Cap Value Index	—	—	—	—	—	—	—	33.38	44.94	—
SA MFS Large Cap Growth	—	—	—	—	—	—	—	15.85	35.61	—
SA MFS Massachusetts Investors Trust	—	—	—	—	—	—	—	18.21	20.32	—
SA Mid Cap Index	—	—	—	6.73	—	10.58	30.31	7.19	10.95	7.07
SA Morgan Stanley International Equities	—	—	—	—	—	—	—	12.59	33.68	—
SA PIMCO Global Bond Opportunities	—	—	—	—	—	—	—	—	6.52	—
SA PIMCO RAE International Value	—	—	—	—	—	—	—	10.70	9.88	—
SA PineBridge High-Yield Bond	—	—	—	—	—	—	—	8.58	17.54	—
SA Putnam International Value	—	—	—	—	—	—	—	23.33	20.43	—
SA Small Cap Index	—	—	—	6.48	—	8.03	23.02	6.27	13.67	6.92
    The fund-of-funds do not invest in the Underlying Portfolios for the purpose of exercising management or control; however, investments by these Portfolios within the set limits across their asset allocations may represent a significant portion of net assets of the Underlying Portfolios.
    The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the 1940 Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the year ended January 31, 2026, the following Portfolios engaged in security transactions with affiliated funds:
Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain (Loss)
SA Emerging Markets Equity Index	$574,322	$310,624	$98,875
SA International Index	8,323,508	3,163,049	695,364
SA Large Cap Growth Index	91,670,076	138,135,416	33,225,594
SA Large Cap Index	6,438,159	139,387,607	98,235,331
SA Large Cap Value Index	82,851,793	138,187,264	32,602,799
SA MFS Total Return	477,829	—	—
SA Mid Cap Index	21,825,144	22,246,420	7,021,332
SA Small Cap Index	5,182,198	13,261,199	6,421,841
SA T. Rowe Price Allocation Moderately Aggressive	—	23,702	(5,518)
SA T. Rowe Price VCP Balanced	—	38,710	(9,295)

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Note 9 — Record Ownership
    At January 31, 2026, the following table includes shareholders of record with greater than 5% of the total outstanding shares of the following Portfolios:
Portfolio	American General Life Insurance Co.	The United States Life Insurance Co.	VALIC
SA AB Growth	70.32%	—%	—%
SA AB Small & Mid Cap Value	77.41	—	—
SA BlackRock Multi-Factor 70/30	91.43	7.05	—
SA Emerging Markets Equity Index	20.67	—	—
SA Federated Hermes Corporate Bond	71.78	—	—
SA Fidelity Institutional AM® Global Equities	29.15	—	—
SA Fidelity Institutional AM® International Growth	7.56	—	—
SA Fidelity Institutional AM® Real Estate	59.97	—	—
SA Fixed Income Index	16.36	—	—
SA Fixed Income Intermediate Index	9.32	—	—
SA Franklin BW U.S. Large Cap Value	63.12	—	—
SA Franklin Small Company Value	61.00	—	—
SA Franklin Systematic U.S. Large Cap Core	7.95	—	—
SA Franklin Systematic U.S. Large Cap Value	43.24	—	—
SA Franklin Tactical Opportunities	89.90	9.49	—
SA Global Index Allocation 60/40	86.21	11.50	—
SA Global Index Allocation 75/25	86.54	10.92	—
SA Global Index Allocation 90/10	90.84	7.00	—
SA Goldman Sachs Multi-Asset Insights	73.50	18.32	8.18
SA Index Allocation 60/40	85.73	10.80	—
SA Index Allocation 80/20	82.43	14.93	—
SA Index Allocation 90/10	86.53	10.17	—
SA Invesco Growth Opportunities	56.11	—	—
SA Janus Focused Growth	43.48	—	—
SA JPMorgan Diversified Balanced	93.56	5.81	—
SA JPMorgan Emerging Markets	67.92	—	—
SA JPMorgan Equity-Income	58.33	—	—
SA JPMorgan Large Cap Core	28.42	—	—
SA JPMorgan MFS Core Bond	47.33	—	—
SA JPMorgan Mid-Cap Growth	74.74	—	—
SA JPMorgan Ultra-Short Bond	70.52	7.32	—
SA Large Cap Growth Index	11.18	—	—
SA Large Cap Value Index	10.81	—	—
SA MFS Large Cap Growth	39.51	—	—
SA MFS Massachusetts Investors Trust	55.64	—	—
SA MFS Total Return	95.96	—	—
SA Mid Cap Index	17.32	—	—
SA Morgan Stanley International Equities	39.61	—	—
SA PIMCO Global Bond Opportunities	80.10	7.23	—
SA PIMCO RAE International Value	71.15	—	—
SA PineBridge High-Yield Bond	58.21	—	—
SA Putnam International Value	42.72	—	—
SA Schroders VCP Global Allocation	85.23	11.10	—
SA Small Cap Index	24.23	—	—
SA T. Rowe Price Allocation Moderately Aggressive	91.90	7.51	—
SA T. Rowe Price VCP Balanced	87.56	9.38	—
SA VCP Dynamic Allocation	89.39	9.09	—
SA VCP Dynamic Strategy	87.88	10.39	—
SA VCP Index Allocation	79.85	13.43	6.72
Note 10 — Investment Concentration and Other Risks
    Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investment prices can fall or be adversely affected by a number of factors, including, without limitation: weakness in the broad market, a particular industry, or specific holdings; adverse political, regulatory or economic developments here or abroad; changes in investor psychology; heavy institutional selling; military confrontations, war, terrorism and other armed conflicts, disease/virus outbreaks and epidemics; recessions; taxation and international tax treaties; currency, interest rate and price fluctuations; and other conditions or events. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.
    Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments.  SA Fidelity Institutional AM® Real Estate Portfolio invests primarily in the real estate industry. A Portfolio that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate and could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If a Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.
    Certain Portfolios invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the SA Emerging Markets Equity Index, SA International Index, SA JPMorgan Emerging Markets, SA Morgan Stanley International Equities, SA PIMCO Global Bond Opportunities, SA PIMCO RAE International Value and SA Putnam International Value Portfolios.
    Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the SA BlackRock VCP Global Multi Asset, SA Fixed Income Index, SA Fixed Income Intermediate Index, SA JPMorgan MFS Core Bond, SA MFS Total Return, SA PIMCO Global Bond Opportunities and SA PIMCO VCP Tactical Balanced Portfolios concentration in such investments, this fund may be subject to risks associated with the U.S. Government, its agencies or instrumentalities.
    SA PineBridge High-Yield Bond Portfolio’s investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.
Note 11 — Line of Credit
    The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $100 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Interest on each of the committed and uncommitted lines of credit is payable at a variable rate per annum equal to the Applicable Rate plus one and one quarter of one percent (1.25%). The Applicable Rate per annum shall be equal to the higher of (a) the federal funds effective rate on such date and (b) the overnight bank funding rate on such date, plus, in each case, 10 basis points. Notwithstanding anything to the contrary, if the federal funds effective rate or the overnight bank funding rate shall be less than zero, then the federal funds effective rate or the overnight bank funding rate, shall be deemed to be zero for the purposes of determining the rate. The Trust, on behalf of each of the Portfolios, has paid State Street, such Portfolio’s ratable portion of an upfront fee in an amount equal to $90,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 30 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the year ended January 31, 2026, the following Portfolios had borrowings:
Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest	Balance Outstanding at 01/31/26
SA AB Growth	1	$1,692	$10,725,000	5.68%	$—
SA Emerging Markets Equity Index	4	138	218,750	5.68	—
SA Fidelity Institutional AM® Global Equities	9	853	608,333	5.58	—
SA Fidelity Institutional AM® International Growth	108	22,996	1,397,222	5.48	—
SA Fidelity Institutional AM® Real Estate	12	740	400,000	5.55	—
SA Fixed Income Index	9	3,574	2,516,667	5.68	—
SA Fixed Income Intermediate Index	7	1,783	1,614,286	5.68	—
SA Franklin BW U.S. Large Cap Value	2	653	2,087,500	5.46	—
SA Franklin Small Company Value	10	504	335,000	5.50	—
SA Franklin Systematic U.S. Large Cap Core	24	2,667	764,583	5.57	—
SA Franklin Systematic U.S. Large Cap Value	20	2,997	1,037,500	5.42	—
SA International Index	71	9,698	865,845	5.67	—
SA Invesco Growth Opportunities	28	3,322	769,643	5.54	—
SA Janus Focused Growth	21	4,653	1,494,048	5.21	—
SA JPMorgan Large Cap Core	2	168	537,500	5.57	—
SA JPMorgan MFS Core Bond	5	817	1,035,000	5.68	—
SA JPMorgan Mid-Cap Growth	1	2,434	15,425,000	5.68	—
SA Large Cap Growth Index	12	2,225	1,220,833	5.61	—

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest	Balance Outstanding at 01/31/26
SA Large Cap Index	12	$7,521	$4,133,333	5.55%	$—
SA Large Cap Value Index	27	3,823	913,889	5.65	—
SA MFS Large Cap Growth	22	14,818	4,621,591	5.45	—
SA MFS Massachusetts Investors Trust	13	9,283	4,690,385	5.54	—
SA MFS Total Return	1	83	525,000	5.68	—
SA Mid Cap Index	1	126	800,000	5.68	—
SA Morgan Stanley International Equities	2	263	862,500	5.46	—
SA PIMCO Global Bond Opportunities	28	4,598	1,043,750	5.63	—
SA PIMCO RAE International Value	44	17,578	2,692,045	5.49	—
SA Putnam International Value	46	7,649	1,065,761	5.42	—
SA Small Cap Index	5	351	450,000	5.63	—
Note 12 — Interfund Lending Agreement
    Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended January 31, 2026, none of the Portfolios participated in this program.
Note 13 — Portfolio Mergers
    Pursuant to an Agreement and Plan of Reorganization, all of the assets and liabilities of the SA T. Rowe Price Growth Stock Portfolio (a “Target Portfolio”), a series of Seasons Series Trust, were transferred in a tax-free exchange to the SA MFS Large Cap Growth Portfolio (an “Acquiring Portfolio”), in exchange for shares of the SA MFS Large Cap Growth Portfolio. The reorganization was consummated on April 28, 2025.
    Pursuant to an Agreement and Plan of Reorganization, all of the assets and liabilities of the SA BlackRock VCP Global Multi Asset Portfolio (a “Target Portfolio”), a series of SunAmerica Series Trust, were transferred in a tax-free exchange to the SA VCP Dynamic Allocation Portfolio (an “Acquiring Portfolio”), in exchange for shares of the SA VCP Dynamic Allocation Portfolio. The reorganization was consummated on April 28, 2025.
    Pursuant to an Agreement and Plan of Reorganization, all of the assets and liabilities of the SA PIMCO VCP Tactical Balanced Portfolio (a “Target Portfolio”), a series of SunAmerica Series Trust, were transferred in a tax-free exchange to the SA VCP Dynamic Allocation Portfolio (an “Acquiring Portfolio”), in exchange for shares of the SA VCP Dynamic Allocation Portfolio. The reorganization was consummated on April 28, 2025.
    The table below shows the following information for of the Reorganizations:
•	The exchange ratio of shares of each Target Portfolio that were exchanged tax-free for shares of the Acquiring Portfolio.
•	The number and value of shares of the Acquiring Portfolio issued in connection with the acquisition of each Target Portfolio.
•	The value and identified cost as of the respective Reorganization Date of the assets in the investment portfolio of each Target Portfolio. These were the principal assets acquired by the Acquiring Portfolio.
Acquiring Portfolio	Target Portfolio	Exchange Ratio	Number of Shares Issued by Acquiring Portfolio	Value of Shares Issued by Acquiring Portfolio	Value of Assets in the Investment Portfolio of the Target Portfolio	Cost of Assets in the Investment Portfolio of the Target Portfolio
SA MFS Large Cap Growth Portfolio	SA T. Rowe Price Growth Stock Portfolio				$ 181,463,916	$ 140,131,659
Class 1		0.7895	8,723,920	$ 132,500,092
Class 2		0.6750	1,782,816	26,781,686
Class 3		0.6118	1,490,965	21,985,668
SA VCP Dynamic Allocation Portfolio	SA BlackRock VCP Global Multi Asset Portfolio				601,359,358	601,308,605
Class 1		0.8537	29,344	341,546
Class 3		0.8526	51,736,100	602,347,888
SA VCP Dynamic Allocation Portfolio	SA PIMCO VCP Tactical Balanced Portfolio				810,466,640	810,466,640
Class 1		0.7827	8,221	95,685
Class 3		0.7738	69,523,055	809,436,080
    For financial statement purposes, assets received and shares issued by the Acquiring Portfolio were recorded at value; however, the cost basis of the investments received from the Target Portfolios were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

    The following is a summary of the shares outstanding, net assets, net asset value per share and net unrealized appreciation (depreciation) immediately before and after the Reorganization:
SA MFS Large Cap Growth Portfolio (formerly SA MFS Blue Chip Growth Portfolio)
Target Portfolio	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA T. Rowe Price Growth Stock Portfolio
Class 1	11,049,342	$ 132,500,092	$11.99	$ 26,259,229
Class 2	2,641,074	26,781,686	10.14	214,408
Class 3	2,436,852	21,985,668	9.02	14,858,620
Acquiring Portfolio	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA MFS Large Cap Growth Portfolio
Class 1	24,270,708	$ 368,627,676	$15.19	$ 129,204,440
Class 2	200,424	3,010,802	15.02	2,900,577
Class 3	14,146,389	208,602,581	14.75	39,387,940
Post Reorganization	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA MFS Large Cap Growth Portfolio
Class 1	32,994,612	$ 501,127,768	$15.19	$ 155,463,669
Class 2	1,983,240	29,792,488	15.02	3,114,985
Class 3	15,637,354	230,588,249	14.75	54,846,560
SA VCP Dynamic Allocation Portfolio
Target Portfolio	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA BlackRock VCP Global Multi Asset Portfolio
Class 1	34,373	$ 341,546	$9.94	$ (51,948)
Class 3	60,683,238	602,347,888	9.93	102,701
SA PIMCO VCP Tactical Balanced Portfolio
Class 1	10,503	95,685	9.11	-
Class 3	89,850,487	809,436,080	9.01	-
Acquiring Portfolio	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA VCP Dynamic Allocation Portfolio
Class 1	40,236	$ 468,327	$11.64	$ (59,869)
Class 3	638,617,357	7,435,231,792	11.64	191,414,698
Post Reorganization	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA VCP Dynamic Allocation Portfolio
Class 1	77,797	$ 905,558	$11.64	$ (111,817)
Class 3	760,052,900	8,847,015,760	11.64	191,517,399
    Assuming the Reorganizations had been completed at February 1, 2025 the beginning of the annual reporting period for the acquiring portfolio, the unadited pro forma results operations for the period ended January 31, 2026, are as follows:
Acquiring Portfolio	Net Investment Income (loss)	Net Realized/unrealized gains (losses)	Change in Net Assets Resulting from Operations
SA MFS Large Cap Growth Portfolio	$ (1,211,415)	$ 108,445,360	$ 107,233,945
SA VCP Dynamic Allocation Portfolio	156,123,749	699,472,212	855,595,961
    Because the combined investment portfolios have been managed as a single integrated portfolio since the Reorganizations were completed, it is not practicable to separate the amounts of revenue and earnings of the Target Portfolios that have been included in the Statement of Operations since the Reorganization Dates.

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA AB Growth Portfolio — Class 1
01/31/22	$60.94	$(0.14)	$12.31	$12.17	$—	$(5.77)	$(5.77)	$67.34	19.15%	$1,263,728	0.62%	0.62%	(0.20)%	21%
01/31/23	67.34	(0.05)	(11.00)	(11.05)	—	(9.25)	(9.25)	47.04	(14.81)	1,006,381	0.63	0.63	(0.09)	32
01/31/24	47.04	0.01	13.63	13.64	—	(3.99)	(3.99)	56.69	30.18	1,051,608	0.63	0.63	0.01	22
01/31/25	56.69	(0.06)	14.15	14.09	—	(6.63)	(6.63)	64.15	25.07	1,042,939	0.63	0.63	(0.10)	26
01/31/26	64.15	(0.03)	5.41	5.38	—	(9.64)	(9.64)	59.89	8.43	1,019,986	0.63	0.63	(0.05)	24
SA AB Growth Portfolio — Class 2
01/31/22	60.16	(0.25)	12.17	11.92	—	(5.77)	(5.77)	66.31	18.98	92,511	0.77	0.77	(0.35)	21
01/31/23	66.31	(0.13)	(10.85)	(10.98)	—	(9.25)	(9.25)	46.08	(14.94)	71,481	0.78	0.78	(0.24)	32
01/31/24	46.08	(0.07)	13.33	13.26	—	(3.99)	(3.99)	55.35	29.98	80,211	0.78	0.78	(0.14)	22
01/31/25	55.35	(0.15)	13.81	13.66	—	(6.63)	(6.63)	62.38	24.90	84,277	0.78	0.78	(0.25)	26
01/31/26	62.38	(0.12)	5.25	5.13	—	(9.64)	(9.64)	57.87	8.26	73,415	0.78	0.78	(0.20)	24
SA AB Growth Portfolio — Class 3
01/31/22	59.10	(0.31)	11.96	11.65	—	(5.77)	(5.77)	64.98	18.86	603,138	0.87	0.87	(0.46)	21
01/31/23	64.98	(0.18)	(10.66)	(10.84)	—	(9.25)	(9.25)	44.89	(15.04)	540,157	0.88	0.88	(0.34)	32
01/31/24	44.89	(0.12)	12.97	12.85	—	(3.99)	(3.99)	53.75	29.86	622,829	0.88	0.88	(0.24)	22
01/31/25	53.75	(0.21)	13.40	13.19	—	(6.63)	(6.63)	60.31	24.76	706,980	0.88	0.88	(0.35)	26
01/31/26	60.31	(0.18)	5.08	4.90	—	(9.64)	(9.64)	55.57	8.16	699,205	0.88	0.88	(0.30)	24
SA AB Small & Mid Cap Value Portfolio — Class 1
01/31/22	15.17	0.17	4.25	4.42	(0.12)	(0.12)	(0.24)	19.35	29.09	152,224	0.96	0.91	0.90	58
01/31/23	19.35	0.14	(1.24)	(1.10)	(0.20)	(4.48)	(4.68)	13.57	(2.60)	126,040	0.97	0.92	0.86	41
01/31/24	13.57	0.09	0.10	0.19	(0.12)	(1.13)	(1.25)	12.51	3.01	108,028	0.97	0.92	0.75	50
01/31/25	12.51	0.09	2.02	2.11	(0.09)	(0.88)	(0.97)	13.65	16.81	97,404	0.97	0.91	0.70	56
01/31/26	13.65	0.09	0.40	0.49	(0.10)	(1.45)	(1.55)	12.59	4.72	90,026	0.98	0.91	0.70	66
SA AB Small & Mid Cap Value Portfolio — Class 2
01/31/22	15.16	0.14	4.25	4.39	(0.10)	(0.12)	(0.22)	19.33	28.91	10,768	1.11	1.06	0.74	58
01/31/23	19.33	0.12	(1.24)	(1.12)	(0.16)	(4.48)	(4.64)	13.57	(2.70)	9,265	1.12	1.07	0.71	41
01/31/24	13.57	0.08	0.09	0.17	(0.10)	(1.13)	(1.23)	12.51	2.82	8,640	1.12	1.07	0.60	50
01/31/25	12.51	0.07	2.01	2.08	(0.07)	(0.88)	(0.95)	13.64	16.56	8,773	1.12	1.06	0.54	56
01/31/26	13.64	0.07	0.41	0.48	(0.08)	(1.45)	(1.53)	12.59	4.61	8,207	1.13	1.06	0.55	66
SA AB Small & Mid Cap Value Portfolio — Class 3
01/31/22	15.00	0.12	4.21	4.33	(0.09)	(0.12)	(0.21)	19.12	28.78	447,232	1.21	1.16	0.64	58
01/31/23	19.12	0.10	(1.23)	(1.13)	(0.15)	(4.48)	(4.63)	13.36	(2.85)	407,885	1.22	1.17	0.61	41
01/31/24	13.36	0.06	0.09	0.15	(0.08)	(1.13)	(1.21)	12.30	2.75	378,460	1.22	1.17	0.50	50
01/31/25	12.30	0.06	1.98	2.04	(0.06)	(0.88)	(0.94)	13.40	16.51	400,209	1.22	1.16	0.44	56
01/31/26	13.40	0.05	0.40	0.45	(0.07)	(1.45)	(1.52)	12.33	4.44	396,955	1.23	1.16	0.44	66

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA BlackRock Multi-Factor 70/30 Portfolio — Class 1
01/31/22	$15.88	$0.24	$1.10	$1.34	$(0.25)	$(0.67)	$(0.92)	$16.30	8.23%	$115	1.17%	0.29%	1.40%	80%
01/31/23	16.30	0.29	(1.50)	(1.21)	(0.27)	(0.15)	(0.42)	14.67	(7.28)	193	0.84	0.30	2.06	61
01/31/24	14.67	0.36	1.06	1.42	(0.32)	—	(0.32)	15.77	9.75	214	0.80	0.32	2.41	64
01/31/25	15.77	0.36	1.90	2.26	—	—	—	18.03	14.33	185	0.77	0.34	2.14	53
01/31/26	18.03	0.40	1.96	2.36	(0.35)	(0.40)	(0.75)	19.64	13.29	207	0.78	0.34	2.13	72
SA BlackRock Multi-Factor 70/30 Portfolio — Class 3
01/31/22	15.87	0.19	1.11	1.30	(0.22)	(0.67)	(0.89)	16.28	7.98	60,389	1.36	0.54	1.17	80
01/31/23	16.28	0.27	(1.52)	(1.25)	(0.24)	(0.15)	(0.39)	14.64	(7.52)	83,072	1.09	0.55	1.85	61
01/31/24	14.64	0.30	1.09	1.39	(0.29)	—	(0.29)	15.74	9.55	96,924	1.05	0.57	2.00	64
01/31/25	15.74	0.32	1.88	2.20	—	—	—	17.94	13.98	108,780	1.02	0.59	1.89	53
01/31/26	17.94	0.35	1.96	2.31	(0.31)	(0.40)	(0.71)	19.54	13.06	126,542	1.03	0.59	1.88	72

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Emerging Markets Equity Index Portfolio — Class 1
01/31/22	$17.86	$0.27	$(1.45)	$(1.18)	$(0.17)	$—	$(0.17)	$16.51	(6.63)%	$96,121	0.68%	0.58%	1.51%	6%
01/31/23	16.51	0.32	(2.49)	(2.17)	(0.26)	—	(0.26)	14.08	(12.91)	80,212	0.85	0.58	2.28	5
01/31/24	14.08	0.28	(0.97)	(0.69)	(0.35)	—	(0.35)	13.04	(4.86)	68,169	0.83	0.58	2.10	4
01/31/25	13.04	0.30	1.47	1.77	(0.31)	—	(0.31)	14.50	13.46	71,192	0.83	0.58	2.05	11
01/31/26	14.50	0.30	5.86	6.16	(0.30)	—	(0.30)	20.36	42.71	94,468	0.85	0.58	1.77	18
SA Emerging Markets Equity Index Portfolio — Class 3
01/31/22	17.78	0.22	(1.43)	(1.21)	(0.16)	—	(0.16)	16.41	(6.85)	13,994	0.95	0.83	1.31	6
01/31/23	16.41	0.27	(2.47)	(2.20)	(0.23)	—	(0.23)	13.98	(13.15)	17,124	1.11	0.83	2.01	5
01/31/24	13.98	0.24	(0.96)	(0.72)	(0.32)	—	(0.32)	12.94	(5.10)	17,699	1.08	0.83	1.83	4
01/31/25	12.94	0.26	1.46	1.72	(0.28)	—	(0.28)	14.38	13.16	20,790	1.08	0.83	1.79	11
01/31/26	14.38	0.25	5.82	6.07	(0.26)	—	(0.26)	20.19	42.42	27,252	1.10	0.83	1.50	18
SA Federated Hermes Corporate Bond Portfolio — Class 1
01/31/22	13.88	0.46	(0.69)	(0.23)	(0.43)	(0.04)	(0.47)	13.18	(1.73)	500,170	0.54	0.54	3.31	14
01/31/23	13.18	0.43	(1.54)	(1.11)	(0.47)	(0.04)	(0.51)	11.56	(8.11)	416,041	0.55	0.55	3.57	34
01/31/24	11.56	0.42	0.02	0.44	(0.42)	—	(0.42)	11.58	4.04	399,903	0.55	0.55	3.70	5
01/31/25	11.58	0.43	(0.09)	0.34	(0.40)	—	(0.40)	11.52	2.89	420,488	0.55	0.55	3.72	10
01/31/26	11.52	0.46	0.31	0.77	(0.43)	—	(0.43)	11.86	6.67	413,092	0.55	0.55	3.90	31
SA Federated Hermes Corporate Bond Portfolio — Class 2
01/31/22	13.88	0.44	(0.69)	(0.25)	(0.41)	(0.04)	(0.45)	13.18	(1.89)	14,538	0.69	0.69	3.17	14
01/31/23	13.18	0.41	(1.53)	(1.12)	(0.45)	(0.04)	(0.49)	11.57	(8.23)	11,344	0.70	0.70	3.42	34
01/31/24	11.57	0.40	0.02	0.42	(0.40)	—	(0.40)	11.59	3.84	10,378	0.70	0.70	3.56	5
01/31/25	11.59	0.42	(0.10)	0.32	(0.38)	—	(0.38)	11.53	2.72	9,767	0.70	0.70	3.57	10
01/31/26	11.53	0.44	0.31	0.75	(0.41)	—	(0.41)	11.87	6.50	10,238	0.70	0.70	3.75	31
SA Federated Hermes Corporate Bond Portfolio — Class 3
01/31/22	13.78	0.41	(0.68)	(0.27)	(0.40)	(0.04)	(0.44)	13.07	(2.01)	1,058,966	0.79	0.79	3.06	14
01/31/23	13.07	0.39	(1.52)	(1.13)	(0.44)	(0.04)	(0.48)	11.46	(8.38)	908,233	0.80	0.80	3.31	34
01/31/24	11.46	0.39	0.02	0.41	(0.39)	—	(0.39)	11.48	3.80	973,952	0.80	0.80	3.45	5
01/31/25	11.48	0.40	(0.10)	0.30	(0.37)	—	(0.37)	11.41	2.60	1,060,656	0.80	0.80	3.47	10
01/31/26	11.41	0.43	0.30	0.73	(0.40)	—	(0.40)	11.74	6.39	1,087,753	0.80	0.80	3.65	31

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Fidelity Institutional AM® Global Equities Portfolio — Class 1(3)
01/31/22	$19.70	$0.27	$3.41	$3.68	$(0.39)	$—	$(0.39)	$22.99	18.63%	$321,424	0.80%	0.80%	1.17%	49%
01/31/23	22.99	0.30	(2.10)	(1.80)	(0.37)	(3.62)	(3.99)	17.20	(5.92)	258,370	0.82	0.82	1.53	32
01/31/24	17.20	0.19	2.81	3.00	(0.28)	(0.62)	(0.90)	19.30	18.05	259,066	0.83	0.83	1.04	54
01/31/25	19.30	0.19	4.11	4.30	(0.29)	(1.56)	(1.85)	21.75	22.25	251,440	0.83	0.83	0.90	66
01/31/26	21.75	0.18	4.27	4.45	(0.28)	(4.24)	(4.52)	21.68	21.45	288,593	0.85	0.83	0.82	129
SA Fidelity Institutional AM® Global Equities Portfolio — Class 2(3)
01/31/22	19.66	0.23	3.40	3.63	(0.36)	—	(0.36)	22.93	18.41	3,182	0.95	0.95	1.02	49
01/31/23	22.93	0.27	(2.09)	(1.82)	(0.33)	(3.62)	(3.95)	17.16	(6.06)	2,596	0.97	0.97	1.38	32
01/31/24	17.16	0.16	2.81	2.97	(0.25)	(0.62)	(0.87)	19.26	17.90	2,589	0.98	0.98	0.89	54
01/31/25	19.26	0.16	4.09	4.25	(0.26)	(1.56)	(1.82)	21.69	22.02	2,803	0.98	0.98	0.73	66
01/31/26	21.69	0.15	4.25	4.40	(0.24)	(4.24)	(4.48)	21.61	21.29	2,930	1.00	0.98	0.68	129
SA Fidelity Institutional AM® Global Equities Portfolio — Class 3(3)
01/31/22	19.50	0.20	3.38	3.58	(0.35)	—	(0.35)	22.73	18.32	52,707	1.05	1.05	0.90	49
01/31/23	22.73	0.24	(2.07)	(1.83)	(0.32)	(3.62)	(3.94)	16.96	(6.19)	48,427	1.07	1.07	1.26	32
01/31/24	16.96	0.14	2.78	2.92	(0.23)	(0.62)	(0.85)	19.03	17.84	53,419	1.08	1.08	0.78	54
01/31/25	19.03	0.13	4.04	4.17	(0.24)	(1.56)	(1.80)	21.40	21.89	59,625	1.08	1.08	0.63	66
01/31/26	21.40	0.13	4.18	4.31	(0.22)	(4.24)	(4.46)	21.25	21.13	63,292	1.10	1.08	0.58	129
SA Fidelity Institutional AM® International Growth Portfolio — Class 1
01/31/22	19.65	0.01	0.36	0.37	(0.01)	(1.53)	(1.54)	18.48	0.89	320,077	0.87	0.87	0.04	146
01/31/23	18.48	0.05	(2.08)	(2.03)	—	(1.60)	(1.60)	14.85	(9.58)	247,531	0.87	0.87	0.30	93
01/31/24	14.85	0.05	2.47	2.52	(0.05)	—	(0.05)	17.32	17.04	237,825	0.87	0.87	0.32	75
01/31/25	17.32	0.05	2.02	2.07	(0.06)	(0.25)	(0.31)	19.08	11.96	216,229	0.89(4)	0.89(4)	0.29	83
01/31/26	19.08	0.10	3.26	3.36	(0.19)	(2.57)	(2.76)	19.68	18.52	232,056	0.91(4)	0.89(4)	0.49	115
SA Fidelity Institutional AM® International Growth Portfolio — Class 3
01/31/22	19.62	(0.06)	0.38	0.32	—	(1.53)	(1.53)	18.41	0.66	10,010	1.12	1.12	(0.30)	146
01/31/23	18.41	0.01	(2.07)	(2.06)	—	(1.60)	(1.60)	14.75	(9.79)	11,836	1.12	1.12	0.02	93
01/31/24	14.75	0.00	2.46	2.46	(0.03)	—	(0.03)	17.18	16.68	15,820	1.12	1.12	0.02	75
01/31/25	17.18	0.00	2.01	2.01	(0.02)	(0.25)	(0.27)	18.92	11.71	17,839	1.14(4)	1.14(4)	0.00	83
01/31/26	18.92	0.04	3.23	3.27	(0.14)	(2.57)	(2.71)	19.48	18.23	21,845	1.16(4)	1.14(4)	0.18	115

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Prior to July 28, 2025, the Portfolio was known as SA JPMorgan Global Equities Portfolio.
(4)	Includes interest expense of 0.01% relating to derivative or other investment activity.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Fidelity Institutional AM® Real Estate Portfolio — Class 1
01/31/22	$12.80	$0.15	$3.60	$3.75	$(0.23)	$—	$(0.23)	$16.32	29.24%	$119,157	0.82%	0.82%	0.93%	28%
01/31/23	16.32	0.26	(2.40)	(2.14)	(0.14)	(1.18)	(1.32)	12.86	(11.91)	123,498	0.83	0.83	1.92	45
01/31/24	12.86	0.29	(0.60)	(0.31)	(0.27)	(0.69)	(0.96)	11.59	(1.42)	113,301	0.84	0.84	2.42	38
01/31/25	11.59	0.26	1.39	1.65	(0.29)	—	(0.29)	12.95	14.19	112,978	0.83	0.83	2.11	39
01/31/26	12.95	0.26	(0.01)	0.25	(0.31)	(0.91)	(1.22)	11.98	2.17	103,958	0.85	0.85	2.08	45
SA Fidelity Institutional AM® Real Estate Portfolio — Class 2
01/31/22	12.77	0.13	3.59	3.72	(0.21)	—	(0.21)	16.28	29.07	4,283	0.97	0.97	0.80	28
01/31/23	16.28	0.24	(2.40)	(2.16)	(0.11)	(1.18)	(1.29)	12.83	(12.07)	3,391	0.98	0.98	1.68	45
01/31/24	12.83	0.27	(0.60)	(0.33)	(0.25)	(0.69)	(0.94)	11.56	(1.63)	2,933	0.99	0.99	2.28	38
01/31/25	11.56	0.25	1.38	1.63	(0.27)	—	(0.27)	12.92	14.06	2,785	0.97	0.97	2.01	39
01/31/26	12.92	0.24	(0.02)	0.22	(0.28)	(0.91)	(1.19)	11.95	2.00	2,691	1.00	1.00	1.92	45
SA Fidelity Institutional AM® Real Estate Portfolio — Class 3
01/31/22	12.66	0.11	3.57	3.68	(0.20)	—	(0.20)	16.14	28.99	178,847	1.07	1.07	0.72	28
01/31/23	16.14	0.22	(2.37)	(2.15)	(0.10)	(1.18)	(1.28)	12.71	(12.16)	162,316	1.08	1.08	1.59	45
01/31/24	12.71	0.26	(0.60)	(0.34)	(0.24)	(0.69)	(0.93)	11.44	(1.74)	141,344	1.09	1.09	2.18	38
01/31/25	11.44	0.22	1.39	1.61	(0.26)	—	(0.26)	12.79	14.00	140,684	1.08	1.08	1.81	39
01/31/26	12.79	0.22	(0.02)	0.20	(0.27)	(0.91)	(1.18)	11.81	1.84	134,963	1.10	1.10	1.80	45
SA Fixed Income Index Portfolio — Class 1
01/31/22	11.28	0.21	(0.56)	(0.35)	(0.23)	(0.13)	(0.36)	10.57	(3.13)	481,451	0.35	0.34	1.88	16
01/31/23	10.57	0.22	(1.08)	(0.86)	(0.19)	(0.03)	(0.22)	9.49	(7.99)	461,756	0.36	0.34	2.30	19
01/31/24	9.49	0.27	(0.06)	0.21	(0.22)	—	(0.22)	9.48	2.35	452,506	0.36	0.34	2.84	12
01/31/25	9.48	0.30	(0.13)	0.17	(0.28)	—	(0.28)	9.37	1.74	444,588	0.36	0.34	3.14	13
01/31/26	9.37	0.35	0.20	0.55	(0.30)	—	(0.30)	9.62	5.91	433,800	0.39	0.33	3.65	72
SA Fixed Income Index Portfolio — Class 3
01/31/22	11.23	0.18	(0.55)	(0.37)	(0.22)	(0.13)	(0.35)	10.51	(3.38)	79,032	0.60	0.59	1.63	16
01/31/23	10.51	0.20	(1.07)	(0.87)	(0.17)	(0.03)	(0.20)	9.44	(8.18)	79,600	0.61	0.59	2.05	19
01/31/24	9.44	0.24	(0.06)	0.18	(0.20)	—	(0.20)	9.42	2.02	91,013	0.61	0.59	2.60	12
01/31/25	9.42	0.27	(0.13)	0.14	(0.25)	—	(0.25)	9.31	1.50	90,757	0.61	0.59	2.89	13
01/31/26	9.31	0.33	0.19	0.52	(0.28)	—	(0.28)	9.55	5.59	100,832	0.64	0.58	3.40	72

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Fixed Income Intermediate Index Portfolio — Class 1
01/31/22	$10.78	$0.15	$(0.42)	$(0.27)	$(0.14)	$(0.01)	$(0.15)	$10.36	(2.51)%	$479,748	0.35%	0.34%	1.38%	16%
01/31/23	10.36	0.17	(0.62)	(0.45)	(0.14)	(0.00)	(0.14)	9.77	(4.28)	474,835	0.36	0.34	1.73	24
01/31/24	9.77	0.24	0.08	0.32	(0.17)	—	(0.17)	9.92	3.38	450,305	0.36	0.34	2.46	15
01/31/25	9.92	0.28	0.04	0.32	(0.28)	—	(0.28)	9.96	3.23	419,991	0.36	0.34	2.83	18
01/31/26	9.96	0.35	0.23	0.58	(0.29)	—	(0.29)	10.25	5.81	455,297	0.39	0.33	3.42	80
SA Fixed Income Intermediate Index Portfolio — Class 3
01/31/22	10.74	0.12	(0.43)	(0.31)	(0.11)	(0.01)	(0.12)	10.31	(2.83)	39,760	0.60	0.59	1.13	16
01/31/23	10.31	0.14	(0.61)	(0.47)	(0.12)	(0.00)	(0.12)	9.72	(4.52)	41,870	0.61	0.59	1.48	24
01/31/24	9.72	0.21	0.09	0.30	(0.15)	—	(0.15)	9.87	3.18	48,807	0.61	0.59	2.21	15
01/31/25	9.87	0.26	0.03	0.29	(0.26)	—	(0.26)	9.90	2.91	51,850	0.61	0.59	2.59	18
01/31/26	9.90	0.32	0.23	0.55	(0.26)	—	(0.26)	10.19	5.61	57,713	0.64	0.58	3.17	80
SA Franklin BW U.S. Large Cap Value Portfolio — Class 1
01/31/22	18.98	0.35	5.16	5.51	(0.43)	(0.16)	(0.59)	23.90	28.99	993,576	0.75	0.70	1.53	58
01/31/23	23.90	0.45	0.12	0.57	(0.41)	(3.92)	(4.33)	20.14	3.71	874,782	0.75	0.70	2.05	49
01/31/24	20.14	0.40	0.21	0.61	(0.49)	(1.94)	(2.43)	18.32	4.57	752,273	0.75	0.70	2.14	43
01/31/25	18.32	0.39	3.81	4.20	(0.45)	(0.22)	(0.67)	21.85	22.93	755,245	0.75	0.70	1.92	60
01/31/26	21.85	0.38	2.64	3.02	(0.45)	(3.43)	(3.88)	20.99	15.41	778,590	0.76	0.70	1.75	71
SA Franklin BW U.S. Large Cap Value Portfolio — Class 2
01/31/22	19.00	0.32	5.15	5.47	(0.40)	(0.16)	(0.56)	23.91	28.75	45,417	0.90	0.85	1.38	58
01/31/23	23.91	0.42	0.12	0.54	(0.37)	(3.92)	(4.29)	20.16	3.57	40,173	0.90	0.85	1.90	49
01/31/24	20.16	0.37	0.21	0.58	(0.45)	(1.94)	(2.39)	18.35	4.42	38,128	0.90	0.85	1.99	43
01/31/25	18.35	0.36	3.81	4.17	(0.42)	(0.22)	(0.64)	21.88	22.73	39,804	0.90	0.85	1.77	60
01/31/26	21.88	0.34	2.64	2.98	(0.41)	(3.43)	(3.84)	21.02	15.21	41,525	0.91	0.85	1.60	71
SA Franklin BW U.S. Large Cap Value Portfolio — Class 3
01/31/22	18.86	0.30	5.11	5.41	(0.38)	(0.16)	(0.54)	23.73	28.65	511,607	1.00	0.95	1.28	58
01/31/23	23.73	0.40	0.11	0.51	(0.34)	(3.92)	(4.26)	19.98	3.47	443,551	1.00	0.95	1.80	49
01/31/24	19.98	0.35	0.20	0.55	(0.43)	(1.94)	(2.37)	18.16	4.28	426,547	1.00	0.95	1.89	43
01/31/25	18.16	0.34	3.77	4.11	(0.40)	(0.22)	(0.62)	21.65	22.63	440,003	1.00	0.95	1.67	60
01/31/26	21.65	0.32	2.62	2.94	(0.39)	(3.43)	(3.82)	20.77	15.16	439,085	1.01	0.95	1.50	71

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Franklin Small Company Value Portfolio — Class 1
01/31/22	$18.85	$0.13	$3.69	$3.82	$(0.25)	$(1.21)	$(1.46)	$21.21	19.85%	$143,267	1.01%	0.96%	0.60%	50%
01/31/23	21.21	0.09	(0.33)	(0.24)	(0.14)	(4.23)	(4.37)	16.60	1.11	126,372	1.03	0.97	0.47	52
01/31/24	16.60	0.14	(0.25)	(0.11)	(0.08)	(1.15)	(1.23)	15.26	0.32	105,889	1.05	0.95	0.92	63
01/31/25	15.26	0.17	2.59	2.76	(0.16)	(0.45)	(0.61)	17.41	17.92	106,222	1.03	0.93	1.00	55
01/31/26	17.41	0.16	1.78	1.94	(0.18)	(1.40)	(1.58)	17.77	12.39	105,149	1.05	0.95	0.97	58
SA Franklin Small Company Value Portfolio — Class 3
01/31/22	18.62	0.08	3.63	3.71	(0.20)	(1.21)	(1.41)	20.92	19.54	212,477	1.26	1.21	0.36	50
01/31/23	20.92	0.04	(0.33)	(0.29)	(0.08)	(4.23)	(4.31)	16.32	0.86	191,890	1.28	1.22	0.23	52
01/31/24	16.32	0.10	(0.24)	(0.14)	(0.04)	(1.15)	(1.19)	14.99	0.09	178,308	1.30	1.20	0.67	63
01/31/25	14.99	0.12	2.54	2.66	(0.12)	(0.45)	(0.57)	17.08	17.58	188,163	1.28	1.18	0.75	55
01/31/26	17.08	0.12	1.75	1.87	(0.14)	(1.40)	(1.54)	17.41	12.15	190,859	1.30	1.20	0.70	58
SA Franklin Systematic U.S. Large Cap Core Portfolio — Class 1
01/31/22	17.14	0.27	3.31	3.58	(0.01)	—	(0.01)	20.71	20.90	156,026	0.57	0.57	1.34	32
01/31/23	20.71	0.27	(1.08)	(0.81)	(0.34)	(2.17)	(2.51)	17.39	(3.06)	129,967	0.58	0.58	1.42	105
01/31/24	17.39	0.18	2.85	3.03	(0.27)	(1.72)	(1.99)	18.43	18.84	129,228	0.60	0.60	1.00	85
01/31/25	18.43	0.16	5.35	5.51	(0.14)	(0.55)	(0.69)	23.25	29.94	208,466	0.56	0.56	0.76	66
01/31/26	23.25	0.18	3.54	3.72	(0.11)	(1.80)	(1.91)	25.06	16.29	305,201	0.54	0.54	0.74	82
SA Franklin Systematic U.S. Large Cap Core Portfolio — Class 3
01/31/22	17.10	0.21	3.33	3.54	—	—	—	20.64	20.70	5,840	0.82	0.82	1.07	32
01/31/23	20.64	0.21	(1.07)	(0.86)	(0.31)	(2.17)	(2.48)	17.30	(3.31)	8,177	0.83	0.83	1.13	105
01/31/24	17.30	0.13	2.83	2.96	(0.24)	(1.72)	(1.96)	18.30	18.53	13,904	0.85	0.85	0.72	85
01/31/25	18.30	0.11	5.30	5.41	(0.11)	(0.55)	(0.66)	23.05	29.60	22,229	0.81	0.81	0.51	66
01/31/26	23.05	0.12	3.51	3.63	(0.07)	(1.80)	(1.87)	24.81	16.01	27,269	0.79	0.79	0.49	82

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Franklin Systematic U.S. Large Cap Value Portfolio — Class 1
01/31/22	$13.25	$0.25	$2.27	$2.52	$(0.35)	$(0.94)	$(1.29)	$14.48	18.78%	$190,080	0.66%	0.66%	1.65%	166%
01/31/23	14.48	0.21	(0.39)	(0.18)	(0.27)	(3.24)	(3.51)	10.79	0.36	158,051	0.65	0.65	1.60	111
01/31/24	10.79	0.18	0.38	0.56	(0.19)	—	(0.19)	11.16	5.35	136,794	0.65	0.65	1.72	101
01/31/25	11.16	0.20	2.31	2.51	(0.16)	—	(0.16)	13.51	22.50	267,410	0.64	0.64	1.57	68
01/31/26	13.51	0.18	2.14	2.32	(0.17)	(0.62)	(0.79)	15.04	17.64	342,054	0.64	0.64	1.29	81
SA Franklin Systematic U.S. Large Cap Value Portfolio — Class 2
01/31/22	13.22	0.22	2.27	2.49	(0.33)	(0.94)	(1.27)	14.44	18.59	5,669	0.82	0.82	1.47	166
01/31/23	14.44	0.19	(0.40)	(0.21)	(0.24)	(3.24)	(3.48)	10.75	0.17	5,114	0.80	0.80	1.44	111
01/31/24	10.75	0.17	0.38	0.55	(0.17)	—	(0.17)	11.13	5.28	4,603	0.80	0.80	1.57	101
01/31/25	11.13	0.18	2.30	2.48	(0.14)	—	(0.14)	13.47	22.31	4,923	0.79	0.79	1.43	68
01/31/26	13.47	0.16	2.13	2.29	(0.15)	(0.62)	(0.77)	14.99	17.43	5,057	0.79	0.79	1.14	81
SA Franklin Systematic U.S. Large Cap Value Portfolio — Class 3
01/31/22	13.06	0.20	2.26	2.46	(0.33)	(0.94)	(1.27)	14.25	18.54	239,036	0.92	0.92	1.35	166
01/31/23	14.25	0.17	(0.39)	(0.22)	(0.23)	(3.24)	(3.47)	10.56	0.05	216,008	0.90	0.90	1.35	111
01/31/24	10.56	0.15	0.38	0.53	(0.16)	—	(0.16)	10.93	5.18	216,296	0.90	0.90	1.47	101
01/31/25	10.93	0.16	2.26	2.42	(0.13)	—	(0.13)	13.22	22.15	230,505	0.89	0.89	1.33	68
01/31/26	13.22	0.14	2.10	2.24	(0.14)	(0.62)	(0.76)	14.70	17.35	234,016	0.89	0.89	1.04	81
SA Franklin Tactical Opportunities Portfolio — Class 1
01/31/22	11.70	0.13	1.41	1.54	(0.15)	(0.82)	(0.97)	12.27	12.95	183	0.92	0.81	1.05	46
01/31/23	12.27	0.16	(0.99)	(0.83)	(0.14)	(0.50)	(0.64)	10.80	(6.34)	204	0.94	0.81	1.42	46
01/31/24	10.80	0.18	1.07	1.25	(0.19)	(0.01)	(0.20)	11.85	11.63	156	1.01	0.81	1.68	32
01/31/25	11.85	0.19	1.52	1.71	(0.02)	(0.04)	(0.06)	13.50	14.44	183	0.96	0.81	1.50	30(3)
01/31/26	13.50	0.23	1.71	1.94	(0.18)	(0.75)	(0.93)	14.51	14.62	108	0.97	0.81	1.67	82(3)
SA Franklin Tactical Opportunities Portfolio — Class 3
01/31/22	11.69	0.10	1.40	1.50	(0.12)	(0.82)	(0.94)	12.25	12.62	78,964	1.17	1.06	0.80	46
01/31/23	12.25	0.13	(0.99)	(0.86)	(0.11)	(0.50)	(0.61)	10.78	(6.57)	81,841	1.19	1.06	1.18	46
01/31/24	10.78	0.15	1.06	1.21	(0.16)	(0.01)	(0.17)	11.82	11.30	93,788	1.26	1.06	1.40	32
01/31/25	11.82	0.16	1.51	1.67	(0.02)	(0.04)	(0.06)	13.43	14.11	103,282	1.21	1.06	1.26	30(3)
01/31/26	13.43	0.19	1.71	1.90	(0.18)	(0.75)	(0.93)	14.40	14.36	109,183	1.22	1.06	1.39	82(3)

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Excludes TBA transactions. Beginning with the period ended January 31, 2025, portfolio turnover rates including TBA transactions are being added as Supplemental Ratios in the table below.
Supplemental Ratios
Portfolio Turnover (including TBA transactions)	01/22	01/23	01/24	01/25	01/26
SA Franklin Tactical Opportunities Portfolio	N/A	N/A	N/A	37%	139%
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Global Index Allocation 60/40 Portfolio — Class 1(3)
01/31/22	$17.49	$0.22	$0.93	$1.15	$(0.31)	$(0.50)	$(0.81)	$17.83	6.44%	$96	0.19%	0.18%	1.15%	13%
01/31/23	17.83	0.26	(1.33)	(1.07)	(0.05)	(0.15)	(0.20)	16.56	(5.90)	90	0.20	0.18	1.59	13
01/31/24	16.56	0.25	0.96	1.21	(0.29)	(0.51)	(0.80)	16.97	7.77	51	0.20	0.18	1.51	9
01/31/25	16.97	0.31	1.63	1.94	(0.41)	(0.49)	(0.90)	18.01	11.50	100	0.19	0.18	1.75	11
01/31/26	18.01	0.37	2.38	2.75	(0.38)	(1.07)	(1.45)	19.31	15.56	116	0.21	0.18	1.98	12
SA Global Index Allocation 60/40 Portfolio — Class 3(3)
01/31/22	17.46	0.19	0.91	1.10	(0.24)	(0.50)	(0.74)	17.82	6.19	86,414	0.46	0.43	1.03	13
01/31/23	17.82	0.22	(1.33)	(1.11)	(0.01)	(0.15)	(0.16)	16.55	(6.14)	84,554	0.45	0.43	1.35	13
01/31/24	16.55	0.25	0.94	1.19	(0.26)	(0.51)	(0.77)	16.97	7.58	94,238	0.45	0.43	1.53	9
01/31/25	16.97	0.31	1.59	1.90	(0.34)	(0.49)	(0.83)	18.04	11.21	103,017	0.44	0.43	1.73	11
01/31/26	18.04	0.32	2.38	2.70	(0.33)	(1.07)	(1.40)	19.34	15.27	112,281	0.46	0.43	1.68	12
SA Global Index Allocation 75/25 Portfolio — Class 1(3)
01/31/22	17.70	0.24	1.26	1.50	(0.31)	(0.37)	(0.68)	18.52	8.36	114	0.20	0.18	1.26	9
01/31/23	18.52	0.26	(1.39)	(1.13)	(0.06)	(0.21)	(0.27)	17.12	(5.97)	107	0.20	0.18	1.58	10
01/31/24	17.12	0.40	1.03	1.43	(0.30)	(0.62)	(0.92)	17.63	8.85	377	0.20	0.18	2.33	7
01/31/25	17.63	0.35	2.07	2.42	(0.29)	(0.40)	(0.69)	19.36	13.76	430	0.19	0.18	1.85	10
01/31/26	19.36	0.36	3.09	3.45	(0.37)	(0.95)	(1.32)	21.49	18.17	488	0.20	0.18	1.76	9
SA Global Index Allocation 75/25 Portfolio — Class 3(3)
01/31/22	17.67	0.19	1.27	1.46	(0.25)	(0.37)	(0.62)	18.51	8.13	84,832	0.46	0.43	1.01	9
01/31/23	18.51	0.23	(1.40)	(1.17)	(0.02)	(0.21)	(0.23)	17.11	(6.21)	84,384	0.45	0.43	1.35	10
01/31/24	17.11	0.26	1.12	1.38	(0.26)	(0.62)	(0.88)	17.61	8.54	96,083	0.45	0.43	1.49	7
01/31/25	17.61	0.29	2.08	2.37	(0.25)	(0.40)	(0.65)	19.33	13.48	104,982	0.44	0.43	1.54	10
01/31/26	19.33	0.29	3.11	3.40	(0.32)	(0.95)	(1.27)	21.46	17.91	111,305	0.45	0.43	1.43	9

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	The expense ratios do not include underlying fund expenses that the Portfolio bears indirectly. Additionally, recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests. Accordingly, the ratio of net investment income does not reflect the proportionate share of income from these funds.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Global Index Allocation 90/10 Portfolio — Class 1(3)
01/31/22	$17.98	$0.24	$1.71	$1.95	$(0.21)	$(0.20)	$(0.41)	$19.52	10.75%	$4,050	0.13%	0.14%	1.23%	5%
01/31/23	19.52	0.28	(1.46)	(1.18)	(0.26)	(0.31)	(0.57)	17.77	(5.64)	3,866	0.13	0.13	1.58	8
01/31/24	17.77	0.31	1.36	1.67	(0.35)	(0.65)	(1.00)	18.44	10.01	4,175	0.13	0.13	1.73	7
01/31/25	18.44	0.34	2.57	2.91	(0.31)	(0.50)	(0.81)	20.54	15.78	4,438	0.13	0.13	1.71	9
01/31/26	20.54	0.35	3.79	4.14	(0.37)	(1.04)	(1.41)	23.27	20.58	3,996	0.13	0.13	1.61	10
SA Global Index Allocation 90/10 Portfolio — Class 3(3)
01/31/22	17.92	0.18	1.71	1.89	(0.18)	(0.20)	(0.38)	19.43	10.46	309,369	0.38	0.39	0.94	5
01/31/23	19.43	0.25	(1.47)	(1.22)	(0.22)	(0.31)	(0.53)	17.68	(5.90)	312,721	0.38	0.38	1.44	8
01/31/24	17.68	0.27	1.35	1.62	(0.31)	(0.65)	(0.96)	18.34	9.75	345,990	0.38	0.38	1.51	7
01/31/25	18.34	0.29	2.56	2.85	(0.27)	(0.50)	(0.77)	20.42	15.51	382,766	0.38	0.38	1.47	9
01/31/26	20.42	0.28	3.77	4.05	(0.31)	(1.04)	(1.35)	23.12	20.28	432,889	0.38	0.38	1.29	10
SA Goldman Sachs Multi-Asset Insights Portfolio — Class 1
01/31/22	11.68	0.07	1.23	1.30	(0.05)	(1.88)	(1.93)	11.05	10.71	146	0.98	0.81	0.57	163
01/31/23	11.05	0.14	(0.99)	(0.85)	—	(0.53)	(0.53)	9.67	(7.26)	135	1.11	0.81	1.38	138
01/31/24	9.67	0.21	0.86	1.07	(0.11)	—	(0.11)	10.63	11.22	149	1.31	0.84	2.14	146
01/31/25	10.63	0.21	1.50	1.71	(0.56)	(0.56)	(1.12)	11.22	16.06	172	1.12(4)	0.83(4)	1.80	165
01/31/26	11.22	0.18	1.87	2.05	(0.33)	(1.28)	(1.61)	11.66	18.78	203	1.14(4)	0.83(4)	1.56	154
SA Goldman Sachs Multi-Asset Insights Portfolio — Class 3
01/31/22	11.66	0.04	1.23	1.27	(0.03)	(1.88)	(1.91)	11.02	10.43	38,343	1.23	1.06	0.34	163
01/31/23	11.02	0.11	(0.97)	(0.86)	—	(0.53)	(0.53)	9.63	(7.37)	39,021	1.36	1.07	1.14	138
01/31/24	9.63	0.19	0.84	1.03	(0.09)	—	(0.09)	10.57	10.80	44,489	1.56	1.09	1.89	146
01/31/25	10.57	0.18	1.50	1.68	(0.51)	(0.56)	(1.07)	11.18	15.86	50,135	1.37(4)	1.08(4)	1.55	165
01/31/26	11.18	0.16	1.84	2.00	(0.30)	(1.28)	(1.58)	11.60	18.39	53,876	1.40(4)	1.08(4)	1.32	154

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	The expense ratios do not include underlying fund expenses that the Portfolio bears indirectly. Additionally, recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests. Accordingly, the ratio of net investment income does not reflect the proportionate share of income from these funds.
(4)	Includes interest expense of 0.02% relating to derivative or other investment activity.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Index Allocation 60/40 Portfolio — Class 1(3)
01/31/22	$13.11	$0.30	$0.91	$1.21	$(0.04)	$(0.15)	$(0.19)	$14.13	9.12%	$738	0.15%	0.15%	2.16%	12%
01/31/23	14.13	0.02	(0.98)	(0.96)	(0.20)	(0.45)	(0.65)	12.52	(6.38)	326	0.14	0.14	0.15	10
01/31/24	12.52	0.20	0.99	1.19	(0.22)	(0.54)	(0.76)	12.95	10.02	355	0.14	0.14	1.58	8
01/31/25	12.95	0.26	1.59	1.85	(0.20)	(0.44)	(0.64)	14.16	14.30	403	0.14	0.14	1.85	6
01/31/26	14.16	0.27	1.52	1.79	(0.27)	(0.81)	(1.08)	14.87	12.86	416	0.14	0.14	1.86	8
SA Index Allocation 60/40 Portfolio — Class 3(3)
01/31/22	13.09	0.14	1.04	1.18	(0.01)	(0.15)	(0.16)	14.11	8.95	239,442	0.40	0.40	1.02	12
01/31/23	14.11	0.15	(1.14)	(0.99)	(0.17)	(0.45)	(0.62)	12.50	(6.62)	236,977	0.39	0.39	1.14	10
01/31/24	12.50	0.17	0.97	1.14	(0.18)	(0.54)	(0.72)	12.92	9.69	257,023	0.39	0.39	1.33	8
01/31/25	12.92	0.21	1.61	1.82	(0.17)	(0.44)	(0.61)	14.13	14.08	275,167	0.39	0.39	1.52	6
01/31/26	14.13	0.22	1.51	1.73	(0.23)	(0.81)	(1.04)	14.82	12.47	283,225	0.39	0.39	1.49	8
SA Index Allocation 80/20 Portfolio — Class 1(3)
01/31/22	14.05	0.12	1.76	1.88	(0.19)	(0.27)	(0.46)	15.47	13.25	2,240	0.13	0.13	0.78	8
01/31/23	15.47	0.15	(1.17)	(1.02)	(0.23)	(0.45)	(0.68)	13.77	(6.17)	2,041	0.13	0.13	1.04	8
01/31/24	13.77	0.25	1.32	1.57	(0.25)	(0.69)	(0.94)	14.40	12.16	3,154	0.13	0.13	1.79	5
01/31/25	14.40	0.24	2.33	2.57	(0.21)	(0.53)	(0.74)	16.23	17.91	2,990	0.12	0.12	1.50	5
01/31/26	16.23	0.15	2.24	2.39	(0.27)	(1.14)	(1.41)	17.21	15.12	2,632	0.12	0.12	0.89	4
SA Index Allocation 80/20 Portfolio — Class 3(3)
01/31/22	14.01	0.15	1.70	1.85	(0.17)	(0.27)	(0.44)	15.42	13.03	457,921	0.38	0.38	0.95	8
01/31/23	15.42	0.15	(1.20)	(1.05)	(0.20)	(0.45)	(0.65)	13.72	(6.43)	450,620	0.38	0.38	1.12	8
01/31/24	13.72	0.17	1.36	1.53	(0.22)	(0.69)	(0.91)	14.34	11.86	490,613	0.38	0.38	1.25	5
01/31/25	14.34	0.20	2.32	2.52	(0.18)	(0.53)	(0.71)	16.15	17.59	529,414	0.37	0.37	1.28	5
01/31/26	16.15	0.20	2.14	2.34	(0.23)	(1.14)	(1.37)	17.12	14.85	538,926	0.37	0.37	1.18	4

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	The expense ratios do not include underlying fund expenses that the Portfolio bears indirectly. Additionally, recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests. Accordingly, the ratio of net investment income does not reflect the proportionate share of income from these funds.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Index Allocation 90/10 Portfolio — Class 1(3)
01/31/22	$14.28	$0.19	$2.01	$2.20	$(0.19)	$(0.27)	$(0.46)	$16.02	15.23%	$6,573	0.11%	0.11%	1.19%	6%
01/31/23	16.02	0.34	(1.39)	(1.05)	(0.24)	(0.41)	(0.65)	14.32	(6.13)	9,153	0.11	0.11	2.45	6
01/31/24	14.32	0.07	1.72	1.79	(0.27)	(0.72)	(0.99)	15.12	13.28	8,266	0.12	0.12	0.48	5
01/31/25	15.12	0.21	2.72	2.93	(0.22)	(0.57)	(0.79)	17.26	19.40	8,593	0.11	0.11	1.28	4
01/31/26	17.26	0.19	2.64	2.83	(0.27)	(1.05)	(1.32)	18.77	16.78	7,152	0.11	0.11	1.04	4
SA Index Allocation 90/10 Portfolio — Class 3(3)
01/31/22	14.25	0.15	2.01	2.16	(0.17)	(0.27)	(0.44)	15.97	14.94	1,219,687	0.36	0.36	0.94	6
01/31/23	15.97	0.16	(1.24)	(1.08)	(0.21)	(0.41)	(0.62)	14.27	(6.40)	1,198,066	0.36	0.36	1.15	6
01/31/24	14.27	0.18	1.57	1.75	(0.24)	(0.72)	(0.96)	15.06	12.98	1,330,038	0.37	0.37	1.26	5
01/31/25	15.06	0.20	2.68	2.88	(0.19)	(0.57)	(0.76)	17.18	19.09	1,482,257	0.36	0.36	1.21	4
01/31/26	17.18	0.19	2.59	2.78	(0.22)	(1.05)	(1.27)	18.69	16.59	1,561,261	0.36	0.36	1.07	4
SA International Index Portfolio — Class 1
01/31/22	12.19	0.28	0.67	0.95	(0.18)	(0.03)	(0.21)	12.93	7.73	741,330	0.48	0.48	2.14	8
01/31/23	12.93	0.30	(0.83)	(0.53)	(0.29)	(0.03)	(0.32)	12.08	(3.60)	714,852	0.50	0.50	2.64	4
01/31/24	12.08	0.31	0.62	0.93	(0.30)	—	(0.30)	12.71	7.98	711,797	0.49	0.49	2.54	4
01/31/25	12.71	0.32	0.77	1.09	(0.35)	—	(0.35)	13.45	8.61	794,261	0.48	0.48	2.40	9
01/31/26	13.45	0.34	3.81	4.15	(0.33)	—	(0.33)	17.27	31.09	1,015,131	0.50	0.50	2.25	18
SA International Index Portfolio — Class 3
01/31/22	12.14	0.23	0.68	0.91	(0.17)	(0.03)	(0.20)	12.85	7.41	18,379	0.73	0.73	1.78	8
01/31/23	12.85	0.25	(0.80)	(0.55)	(0.28)	(0.03)	(0.31)	11.99	(3.88)	23,620	0.75	0.75	2.27	4
01/31/24	11.99	0.27	0.64	0.91	(0.28)	—	(0.28)	12.62	7.83	28,507	0.74	0.74	2.20	4
01/31/25	12.62	0.29	0.76	1.05	(0.33)	—	(0.33)	13.34	8.29	33,971	0.73	0.73	2.15	9
01/31/26	13.34	0.30	3.77	4.07	(0.30)	—	(0.30)	17.11	30.72	44,858	0.75	0.75	1.95	18

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	The expense ratios do not include underlying fund expenses that the Portfolio bears indirectly. Additionally, recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests. Accordingly, the ratio of net investment income does not reflect the proportionate share of income from these funds.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Invesco Growth Opportunities Portfolio — Class 1
01/31/22	$12.37	$(0.08)	$(1.07)	$(1.15)	$—	$(1.51)	$(1.51)	$9.71	(12.13)%	$152,667	0.78%	0.78%	(0.60)%	39%
01/31/23	9.71	(0.02)	(1.75)	(1.77)	—	(1.96)	(1.96)	5.98	(16.20)	110,756	0.80	0.80	(0.22)	58
01/31/24	5.98	(0.02)	0.20	0.18	—	—	—	6.16	3.01	136,790	0.81	0.81	(0.30)	68
01/31/25	6.16	(0.03)	1.34	1.31	—	—	—	7.47	21.27	140,439	0.80	0.80	(0.39)	55
01/31/26	7.47	(0.03)	0.63	0.60	—	(0.03)	(0.03)	8.04	8.06	134,543	0.82	0.82	(0.47)	97
SA Invesco Growth Opportunities Portfolio — Class 2
01/31/22	11.62	(0.09)	(0.98)	(1.07)	—	(1.51)	(1.51)	9.04	(12.22)	3,126	0.93	0.93	(0.75)	39
01/31/23	9.04	(0.03)	(1.64)	(1.67)	—	(1.96)	(1.96)	5.41	(16.29)	2,505	0.95	0.95	(0.37)	58
01/31/24	5.41	(0.02)	0.16	0.14	—	—	—	5.55	2.59	2,413	0.97	0.97	(0.44)	68
01/31/25	5.55	(0.03)	1.21	1.18	—	—	—	6.73	21.26	2,405	0.95	0.95	(0.54)	55
01/31/26	6.73	(0.04)	0.57	0.53	—	(0.03)	(0.03)	7.23	7.91	2,101	0.97	0.97	(0.62)	97
SA Invesco Growth Opportunities Portfolio — Class 3
01/31/22	11.18	(0.10)	(0.93)	(1.03)	—	(1.51)	(1.51)	8.64	(12.34)	149,304	1.03	1.03	(0.85)	39
01/31/23	8.64	(0.03)	(1.58)	(1.61)	—	(1.96)	(1.96)	5.07	(16.34)	145,543	1.05	1.05	(0.47)	58
01/31/24	5.07	(0.03)	0.16	0.13	—	—	—	5.20	2.56	143,182	1.07	1.07	(0.54)	68
01/31/25	5.20	(0.04)	1.13	1.09	—	—	—	6.29	20.96	150,564	1.05	1.05	(0.64)	55
01/31/26	6.29	(0.04)	0.53	0.49	—	(0.03)	(0.03)	6.75	7.83	151,587	1.07	1.07	(0.72)	97
SA Janus Focused Growth Portfolio — Class 1
01/31/22	20.99	(0.06)	3.21	3.15	—	(2.42)	(2.42)	21.72	13.57	344,771	0.88	0.78	(0.26)	35
01/31/23	21.72	0.01	(4.97)	(4.96)	—	(3.75)	(3.75)	13.01	(20.35)	251,886	0.89	0.79	0.08	46
01/31/24	13.01	0.01	4.32	4.33	—	—	—	17.34	33.28	255,612	0.90	0.80	0.08	32
01/31/25	17.34	(0.02)	4.77	4.75	—	(0.92)	(0.92)	21.17	27.42	246,625	0.89	0.79	(0.08)	36
01/31/26	21.17	(0.05)	2.69	2.64	—	(4.32)	(4.32)	19.49	11.99	297,532	0.90	0.80	(0.25)	38
SA Janus Focused Growth Portfolio — Class 2
01/31/22	20.37	(0.10)	3.13	3.03	—	(2.42)	(2.42)	20.98	13.39	10,260	1.03	0.93	(0.41)	35
01/31/23	20.98	(0.01)	(4.82)	(4.83)	—	(3.75)	(3.75)	12.40	(20.45)	6,874	1.04	0.94	(0.07)	46
01/31/24	12.40	(0.01)	4.11	4.10	—	—	—	16.50	33.06	8,019	1.05	0.95	(0.08)	32
01/31/25	16.50	(0.04)	4.52	4.48	—	(0.92)	(0.92)	20.06	27.17	8,594	1.04	0.94	(0.23)	36
01/31/26	20.06	(0.08)	2.56	2.48	—	(4.32)	(4.32)	18.22	11.85	8,151	1.05	0.95	(0.39)	38
SA Janus Focused Growth Portfolio — Class 3
01/31/22	19.92	(0.12)	3.06	2.94	—	(2.42)	(2.42)	20.44	13.24	176,685	1.13	1.03	(0.51)	35
01/31/23	20.44	(0.02)	(4.71)	(4.73)	—	(3.75)	(3.75)	11.96	(20.51)	152,452	1.14	1.04	(0.16)	46
01/31/24	11.96	(0.02)	3.95	3.93	—	—	—	15.89	32.86	174,238	1.15	1.05	(0.18)	32
01/31/25	15.89	(0.06)	4.37	4.31	—	(0.92)	(0.92)	19.28	27.15	190,941	1.14	1.04	(0.33)	36
01/31/26	19.28	(0.09)	2.45	2.36	—	(4.32)	(4.32)	17.32	11.70	191,790	1.15	1.05	(0.49)	38

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA JPMorgan Diversified Balanced Portfolio — Class 1
01/31/22	$20.78	$0.25	$1.49	$1.74(3)	$(0.15)	$(1.05)	$(1.20)	$21.32	8.18%	$165,419	0.72%	0.70%	1.17%	109%(4)
01/31/23	21.32	0.31	(2.34)	(2.03)	(0.23)	(2.57)	(2.80)	16.49	(8.27)	132,303	0.71	0.71	1.68	73
01/31/24	16.49	0.33	1.26	1.59	(0.27)	—	(0.27)	17.81	9.81	127,180	0.72	0.72	1.97	74
01/31/25	17.81	0.40	1.74	2.14	(0.34)	—	(0.34)	19.61	12.03(5)	122,727	0.72	0.69	2.12	65
01/31/26	19.61	0.43	1.85	2.28	(0.45)	(0.70)	(1.15)	20.74	11.80	121,005	0.74	0.72	2.13	60
SA JPMorgan Diversified Balanced Portfolio — Class 2
01/31/22	20.73	0.23	1.48	1.71(3)	(0.14)	(1.05)	(1.19)	21.25	8.02	21,160	0.86	0.84	1.04	109(4)
01/31/23	21.25	0.28	(2.34)	(2.06)	(0.20)	(2.57)	(2.77)	16.42	(8.41)	18,480	0.86	0.86	1.53	73
01/31/24	16.42	0.30	1.26	1.56	(0.24)	—	(0.24)	17.74	9.67	17,952	0.87	0.87	1.82	74
01/31/25	17.74	0.37	1.73	2.10	(0.31)	—	(0.31)	19.53	11.86(5)	17,634	0.87	0.84	1.97	65
01/31/26	19.53	0.40	1.84	2.24	(0.41)	(0.70)	(1.11)	20.66	11.67	16,093	0.89	0.87	1.98	60
SA JPMorgan Diversified Balanced Portfolio — Class 3
01/31/22	20.61	0.21	1.47	1.68(3)	(0.12)	(1.05)	(1.17)	21.12	7.93	321,115	0.96	0.94	0.97	109(4)
01/31/23	21.12	0.26	(2.33)	(2.07)	(0.18)	(2.57)	(2.75)	16.30	(8.53)	288,124	0.96	0.96	1.43	73
01/31/24	16.30	0.28	1.26	1.54	(0.23)	—	(0.23)	17.61	9.57	294,516	0.97	0.97	1.72	74
01/31/25	17.61	0.35	1.72	2.07	(0.30)	—	(0.30)	19.38	11.73(5)	298,145	0.97	0.94	1.87	65
01/31/26	19.38	0.37	1.83	2.20	(0.39)	(0.70)	(1.09)	20.49	11.55	295,126	0.99	0.97	1.88	60
SA JPMorgan Emerging Markets Portfolio — Class 1
01/31/22	10.18	0.24	(0.58)	(0.34)	(0.18)	—	(0.18)	9.66	(3.39)	88,201	1.25	1.14	2.35	64
01/31/23	9.66	0.26	(2.05)	(1.79)	(0.23)	(0.06)	(0.29)	7.58	(18.05)	72,415	1.28	1.16	3.35	66
01/31/24	7.58	0.16	(0.33)	(0.17)	(0.29)	—	(0.29)	7.12	(2.03)	67,353	1.31	1.18	2.17	68
01/31/25	7.12	0.19	1.09	1.28	(0.24)	—	(0.24)	8.16	17.97	64,136	1.33	1.21	2.35	64
01/31/26	8.16	0.17	3.67	3.84	(0.24)	—	(0.24)	11.76	47.53	87,105	1.33	1.20	1.83	70
SA JPMorgan Emerging Markets Portfolio — Class 2
01/31/22	10.13	0.22	(0.57)	(0.35)	(0.17)	—	(0.17)	9.61	(3.53)	3,141	1.40	1.29	2.09	64
01/31/23	9.61	0.23	(2.02)	(1.79)	(0.21)	(0.06)	(0.27)	7.55	(18.14)	2,426	1.43	1.31	3.01	66
01/31/24	7.55	0.15	(0.33)	(0.18)	(0.28)	—	(0.28)	7.09	(2.21)	2,111	1.46	1.33	2.04	68
01/31/25	7.09	0.18	1.08	1.26	(0.23)	—	(0.23)	8.12	17.72	2,119	1.48	1.36	2.19	64
01/31/26	8.12	0.16	3.66	3.82	(0.23)	—	(0.23)	11.71	47.45	2,658	1.48	1.35	1.69	70
SA JPMorgan Emerging Markets Portfolio — Class 3
01/31/22	10.04	0.21	(0.57)	(0.36)	(0.16)	—	(0.16)	9.52	(3.64)	150,043	1.50	1.39	2.06	64
01/31/23	9.52	0.23	(2.01)	(1.78)	(0.20)	(0.06)	(0.26)	7.48	(18.18)	122,292	1.54	1.42	2.98	66
01/31/24	7.48	0.14	(0.32)	(0.18)	(0.28)	—	(0.28)	7.02	(2.33)	113,467	1.56	1.43	1.93	68
01/31/25	7.02	0.17	1.07	1.24	(0.22)	—	(0.22)	8.04	17.66	119,038	1.58	1.46	2.09	64
01/31/26	8.04	0.15	3.61	3.76	(0.22)	—	(0.22)	11.58	47.15	137,060	1.58	1.45	1.61	70

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Includes the effect of a merger.
(4)	Excludes purchases/sales due to merger.
(5)	The Portfolio’s performance figure was decreased by 0.00% from losses on the disposal of investments in violation of investment restrictions.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA JPMorgan Equity-Income Portfolio — Class 1
01/31/22	$33.42	$0.69	$8.63	$9.32	$(0.74)	$(1.32)	$(2.06)	$40.68	27.93%	$926,960	0.57%	0.57%	1.75%	19%
01/31/23	40.68	0.80	(0.57)	0.23	(0.77)	(4.48)	(5.25)	35.66	1.26	779,389	0.57	0.57	2.09	10
01/31/24	35.66	0.73	(0.43)	0.30	(0.87)	(3.26)	(4.13)	31.83	1.99	626,754	0.58	0.58	2.20	13
01/31/25	31.83	0.68	5.15	5.83	(0.86)	(2.48)	(3.34)	34.32	18.31	515,610	0.58	0.58	1.98	19
01/31/26	34.32	0.60	3.46	4.06	(0.81)	(5.87)	(6.68)	31.70	13.38	442,265	0.59	0.59	1.81	25
SA JPMorgan Equity-Income Portfolio — Class 2
01/31/22	33.38	0.63	8.61	9.24	(0.69)	(1.32)	(2.01)	40.61	27.72	11,767	0.72	0.72	1.60	19
01/31/23	40.61	0.74	(0.56)	0.18	(0.71)	(4.48)	(5.19)	35.60	1.12	10,194	0.72	0.72	1.94	10
01/31/24	35.60	0.68	(0.43)	0.25	(0.81)	(3.26)	(4.07)	31.78	1.83	9,186	0.73	0.73	2.04	13
01/31/25	31.78	0.62	5.15	5.77	(0.81)	(2.48)	(3.29)	34.26	18.15	10,214	0.73	0.73	1.82	19
01/31/26	34.26	0.55	3.44	3.99	(0.74)	(5.87)	(6.61)	31.64	13.20	9,155	0.74	0.74	1.66	25
SA JPMorgan Equity-Income Portfolio — Class 3
01/31/22	33.16	0.59	8.57	9.16	(0.67)	(1.32)	(1.99)	40.33	27.65	326,372	0.82	0.82	1.50	19
01/31/23	40.33	0.70	(0.56)	0.14	(0.68)	(4.48)	(5.16)	35.31	1.02	321,279	0.82	0.82	1.85	10
01/31/24	35.31	0.64	(0.43)	0.21	(0.79)	(3.26)	(4.05)	31.47	1.71	334,321	0.83	0.83	1.94	13
01/31/25	31.47	0.58	5.10	5.68	(0.78)	(2.48)	(3.26)	33.89	18.04	365,778	0.83	0.83	1.72	19
01/31/26	33.89	0.51	3.40	3.91	(0.72)	(5.87)	(6.59)	31.21	13.08	369,972	0.84	0.84	1.56	25
SA JPMorgan Large Cap Core Portfolio — Class 1
01/31/22	23.61	0.15	4.75	4.90	(0.18)	(1.24)	(1.42)	27.09	20.40	393,771	0.76	0.71	0.55	52
01/31/23	27.09	0.15	(3.51)	(3.36)	(0.24)	(5.56)	(5.80)	17.93	(10.40)	301,022	0.78	0.73	0.66	62
01/31/24	17.93	0.16	3.76	3.92	(0.15)	(0.63)	(0.78)	21.07	22.35	302,716	0.81	0.75	0.83	118
01/31/25	21.07	0.11	5.14	5.25	(0.09)	(2.60)	(2.69)	23.63	24.76	406,834	0.77	0.70	0.46	58
01/31/26	23.63	0.11	2.84	2.95	(0.10)	(2.61)	(2.71)	23.87	12.71	417,526	0.76	0.69	0.46	47
SA JPMorgan Large Cap Core Portfolio — Class 2
01/31/22	23.61	0.11	4.74	4.85	(0.14)	(1.24)	(1.38)	27.08	20.20	3,636	0.91	0.86	0.41	52
01/31/23	27.08	0.11	(3.49)	(3.38)	(0.20)	(5.56)	(5.76)	17.94	(10.52)	3,010	0.93	0.88	0.51	62
01/31/24	17.94	0.13	3.76	3.89	(0.12)	(0.63)	(0.75)	21.08	22.15	3,275	0.96	0.90	0.67	118
01/31/25	21.08	0.07	5.15	5.22	(0.06)	(2.60)	(2.66)	23.64	24.59	3,617	0.92	0.85	0.32	58
01/31/26	23.64	0.07	2.85	2.92	(0.07)	(2.61)	(2.68)	23.88	12.53	3,630	0.91	0.84	0.31	47
SA JPMorgan Large Cap Core Portfolio — Class 3
01/31/22	23.47	0.08	4.72	4.80	(0.12)	(1.24)	(1.36)	26.91	20.11	118,427	1.01	0.96	0.31	52
01/31/23	26.91	0.09	(3.48)	(3.39)	(0.17)	(5.56)	(5.73)	17.79	(10.61)	104,992	1.03	0.98	0.40	62
01/31/24	17.79	0.11	3.72	3.83	(0.10)	(0.63)	(0.73)	20.89	21.99	115,796	1.06	1.00	0.57	118
01/31/25	20.89	0.05	5.10	5.15	(0.04)	(2.60)	(2.64)	23.40	24.47	128,361	1.02	0.95	0.22	58
01/31/26	23.40	0.05	2.81	2.86	(0.04)	(2.61)	(2.65)	23.61	12.43	133,529	1.01	0.94	0.21	47

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA JPMorgan MFS Core Bond Portfolio — Class 1
01/31/22	$9.67	$0.18	$(0.40)	$(0.22)	$(0.25)	$(0.08)	$(0.33)	$9.12	(2.34)%	$1,068,190	0.63%	0.53%	1.90%	115%
01/31/23	9.12	0.22	(0.98)	(0.76)	(0.21)	—	(0.21)	8.15	(8.17)	896,640	0.63	0.53	2.67	82
01/31/24	8.15	0.30	(0.08)	0.22	(0.24)	—	(0.24)	8.13	2.88	874,967	0.64	0.54	3.72	43
01/31/25	8.13	0.32	(0.09)	0.23	(0.31)	—	(0.31)	8.05	2.79(3)	911,255	0.64	0.54	3.87	33(4)
01/31/26	8.05	0.32	0.23	0.55	(0.32)	—	(0.32)	8.28	6.88	932,769	0.63	0.53	3.92	33(4)
SA JPMorgan MFS Core Bond Portfolio — Class 2
01/31/22	9.64	0.17	(0.41)	(0.24)	(0.23)	(0.08)	(0.31)	9.09	(2.50)	7,289	0.78	0.68	1.75	115
01/31/23	9.09	0.21	(0.98)	(0.77)	(0.19)	—	(0.19)	8.13	(8.29)	5,268	0.78	0.68	2.49	82
01/31/24	8.13	0.29	(0.08)	0.21	(0.23)	—	(0.23)	8.11	2.72	5,479	0.79	0.69	3.58	43
01/31/25	8.11	0.30	(0.09)	0.21	(0.29)	—	(0.29)	8.03	2.64(3)	5,268	0.79	0.69	3.72	33(4)
01/31/26	8.03	0.31	0.23	0.54	(0.31)	—	(0.31)	8.26	6.75	5,587	0.78	0.68	3.77	33(4)
SA JPMorgan MFS Core Bond Portfolio — Class 3
01/31/22	9.57	0.15	(0.39)	(0.24)	(0.23)	(0.08)	(0.31)	9.02	(2.58)	991,411	0.88	0.78	1.65	115
01/31/23	9.02	0.20	(0.98)	(0.78)	(0.18)	—	(0.18)	8.06	(8.46)	812,464	0.88	0.78	2.41	82
01/31/24	8.06	0.28	(0.08)	0.20	(0.22)	—	(0.22)	8.04	2.64	832,500	0.89	0.79	3.47	43
01/31/25	8.04	0.29	(0.08)	0.21	(0.29)	—	(0.29)	7.96	2.57(3)	831,614	0.89	0.79	3.62	33(4)
01/31/26	7.96	0.30	0.23	0.53	(0.30)	—	(0.30)	8.19	6.70	849,329	0.88	0.78	3.67	33(4)
SA JPMorgan Mid-Cap Growth Portfolio — Class 1
01/31/22	25.84	(0.12)	(0.09)	(0.21)(5)	—	(3.16)	(3.16)	22.47	(2.91)	307,277	0.79	0.79	(0.44)	81(6)
01/31/23	22.47	(0.06)	(2.71)	(2.77)	—	(4.86)	(4.86)	14.84	(9.72)	247,991	0.80	0.79	(0.32)	42
01/31/24	14.84	(0.04)	2.20	2.16	—	—	—	17.00	14.56	245,624	0.80	0.79	(0.29)	49
01/31/25	17.00	(0.06)	3.74	3.68	—	—	—	20.68	21.65	247,971	0.79	0.79	(0.31)	59
01/31/26	20.68	(0.07)	0.35	0.28	—	(1.45)	(1.45)	19.51	1.33	232,398	0.80	0.77	(0.37)	68
SA JPMorgan Mid-Cap Growth Portfolio — Class 2
01/31/22	24.57	(0.15)	(0.06)	(0.21)(5)	—	(3.16)	(3.16)	21.20	(3.07)	19,013	0.94	0.94	(0.59)	81(6)
01/31/23	21.20	(0.08)	(2.59)	(2.67)	—	(4.86)	(4.86)	13.67	(9.84)	14,834	0.95	0.94	(0.48)	42
01/31/24	13.67	(0.06)	2.02	1.96	—	—	—	15.63	14.34	14,557	0.95	0.94	(0.44)	49
01/31/25	15.63	(0.08)	3.44	3.36	—	—	—	18.99	21.50	14,865	0.94	0.94	(0.46)	59
01/31/26	18.99	(0.09)	0.32	0.23	—	(1.45)	(1.45)	17.77	1.17	13,216	0.95	0.92	(0.52)	68
SA JPMorgan Mid-Cap Growth Portfolio — Class 3
01/31/22	23.80	(0.17)	(0.04)	(0.21)(5)	—	(3.16)	(3.16)	20.43	(3.17)	361,316	1.04	1.04	(0.69)	81(6)
01/31/23	20.43	(0.09)	(2.52)	(2.61)	—	(4.86)	(4.86)	12.96	(9.93)	347,093	1.05	1.04	(0.57)	42
01/31/24	12.96	(0.07)	1.91	1.84	—	—	—	14.80	14.20	382,722	1.05	1.04	(0.54)	49
01/31/25	14.80	(0.09)	3.26	3.17	—	—	—	17.97	21.42	448,533	1.04	1.04	(0.57)	59
01/31/26	17.97	(0.11)	0.31	0.20	—	(1.45)	(1.45)	16.72	1.07	424,692	1.05	1.02	(0.62)	68

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	The Portfolio’s performance figure was increased by 0.00% from gains on the disposal of investments in violation of investment restrictions.
(4)	Excludes TBA transactions. Beginning with the period ended January 31, 2025, portfolio turnover rates including TBA transactions are being added as Supplemental Ratios in the table below.
Supplemental Ratios
Portfolio Turnover (including TBA transactions)	01/22	01/23	01/24	01/25	01/26
SA JPMorgan MFS Core Bond Portfolio	N/A	N/A	N/A	63%	49%
(5)	Includes the effect of a merger.
(6)	Excludes purchases/sales due to merger.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA JPMorgan Ultra-Short Bond Portfolio — Class 1
01/31/22	$10.49	$(0.03)	$(0.06)	$(0.09)	$(0.01)	$—	$(0.01)	$10.39	(0.90)%	$128,627	0.50%	0.50%	(0.32)%	110%
01/31/23	10.39	0.12	(0.20)	(0.08)	—	—	—	10.31	(0.77)	140,713	0.51	0.51	1.14	115
01/31/24	10.31	0.35	0.12	0.47	(0.12)	—	(0.12)	10.66	4.62	119,860	0.51	0.51	3.29	47
01/31/25	10.66	0.52	0.04	0.56	(0.42)	—	(0.42)	10.80	5.30	107,255	0.53	0.53	4.77	118
01/31/26	10.80	0.45	0.04	0.49	(0.53)	—	(0.53)	10.76	4.62	105,389	0.54	0.54	4.09	108
SA JPMorgan Ultra-Short Bond Portfolio — Class 2
01/31/22	10.36	(0.05)	(0.06)	(0.11)	—	—	—	10.25	(1.06)	12,729	0.65	0.65	(0.46)	110
01/31/23	10.25	0.09	(0.18)	(0.09)	—	—	—	10.16	(0.88)	10,969	0.66	0.66	0.91	115
01/31/24	10.16	0.33	0.13	0.46	(0.11)	—	(0.11)	10.51	4.50	9,678	0.66	0.66	3.15	47
01/31/25	10.51	0.49	0.04	0.53	(0.40)	—	(0.40)	10.64	5.11	9,573	0.68	0.68	4.62	118
01/31/26	10.64	0.42	0.04	0.46	(0.51)	—	(0.51)	10.59	4.42	8,630	0.69	0.69	3.94	108
SA JPMorgan Ultra-Short Bond Portfolio — Class 3
01/31/22	10.26	(0.06)	(0.05)	(0.11)	—	—	—	10.15	(1.07)	227,418	0.75	0.75	(0.56)	110
01/31/23	10.15	0.09	(0.20)	(0.11)	—	—	—	10.04	(1.08)	236,563	0.76	0.76	0.87	115
01/31/24	10.04	0.31	0.13	0.44	(0.10)	—	(0.10)	10.38	4.38	228,009	0.76	0.76	3.07	47
01/31/25	10.38	0.48	0.04	0.52	(0.39)	—	(0.39)	10.51	5.07	220,071	0.78	0.78	4.52	118
01/31/26	10.51	0.41	0.04	0.45	(0.51)	—	(0.51)	10.45	4.30	225,716	0.79	0.79	3.84	108
SA Large Cap Growth Index Portfolio — Class 1
01/31/22	23.94	0.10	5.09	5.19	(0.17)	(1.56)	(1.73)	27.40	21.21	300,040	0.36	0.35	0.38	31
01/31/23	27.40	0.14	(5.58)	(5.44)	(0.10)	(3.27)	(3.37)	18.59	(18.85)	241,019	0.37	0.35	0.64	39
01/31/24	18.59	0.19	4.57	4.76	(0.10)	(0.49)	(0.59)	22.76	25.99	435,365	0.37	0.35	0.90	55
01/31/25	22.76	0.09	7.93	8.02	(0.15)	(0.90)	(1.05)	29.73	35.37(3)	602,810	0.36	0.35	0.33	58
01/31/26	29.73	0.09	5.54	5.63	(0.09)	(4.76)	(4.85)	30.51	19.24	639,803	0.35	0.35	0.28	37
SA Large Cap Growth Index Portfolio — Class 3
01/31/22	23.87	0.03	5.08	5.11	(0.15)	(1.56)	(1.71)	27.27	20.91	31,767	0.61	0.60	0.11	31
01/31/23	27.27	0.09	(5.56)	(5.47)	(0.06)	(3.27)	(3.33)	18.47	(19.07)	38,667	0.62	0.60	0.40	39
01/31/24	18.47	0.14	4.54	4.68	(0.06)	(0.49)	(0.55)	22.60	25.70	52,268	0.62	0.60	0.66	55
01/31/25	22.60	0.02	7.87	7.89	(0.11)	(0.90)	(1.01)	29.48	35.02(3)	75,262	0.61	0.60	0.09	58
01/31/26	29.48	0.01	5.50	5.51	(0.03)	(4.76)	(4.79)	30.20	18.97	90,063	0.60	0.60	0.03	37

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	The Portfolio’s performance figure was increased by 0.14% from reimbursement of an investment violation.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Large Cap Index Portfolio — Class 1
01/31/22	$29.64	$0.38	$6.45	$6.83	$(0.46)	$(0.59)	$(1.05)	$35.42	22.92%	$3,318,184	0.39%	0.25%	1.10%	9%
01/31/23	35.42	0.43	(3.62)	(3.19)	(0.41)	(1.85)	(2.26)	29.97	(8.43)	2,773,017	0.40	0.26	1.35	2
01/31/24	29.97	0.43	5.49	5.92	(0.45)	(1.32)	(1.77)	34.12	20.44	2,999,320	0.41	0.27	1.36	2
01/31/25	34.12	0.42	8.43	8.85	(0.49)	(1.95)	(2.44)	40.53	26.04	3,216,777	0.39	0.25	1.10	3
01/31/26	40.53	0.41	5.89	6.30	(0.48)	(5.19)	(5.67)	41.16	16.04	3,197,904	0.39	0.25	1.00	9
SA Large Cap Index Portfolio — Class 3
01/31/22	29.56	0.29	6.44	6.73	(0.43)	(0.59)	(1.02)	35.27	22.62	71,748	0.64	0.50	0.84	9
01/31/23	35.27	0.34	(3.60)	(3.26)	(0.35)	(1.85)	(2.20)	29.81	(8.68)	81,202	0.66	0.52	1.10	2
01/31/24	29.81	0.35	5.46	5.81	(0.39)	(1.32)	(1.71)	33.91	20.15	108,260	0.66	0.52	1.10	2
01/31/25	33.91	0.33	8.36	8.69	(0.41)	(1.95)	(2.36)	40.24	25.73	129,211	0.64	0.50	0.85	3
01/31/26	40.24	0.31	5.83	6.14	(0.38)	(5.19)	(5.57)	40.81	15.74	144,160	0.64	0.50	0.75	9
SA Large Cap Value Index Portfolio — Class 1
01/31/22	16.13	0.33	3.59	3.92	(0.44)	(0.24)	(0.68)	19.37	24.29	319,358	0.36	0.35	1.73	36
01/31/23	19.37	0.34	0.01	0.35	(0.35)	(1.48)	(1.83)	17.89	2.74	284,161	0.36	0.35	1.89	42
01/31/24	17.89	0.30	2.01	2.31	(0.29)	(1.54)	(1.83)	18.37	14.15	397,683	0.37	0.35	1.67	51
01/31/25	18.37	0.36	2.39	2.75	(0.22)	(1.62)	(1.84)	19.28	14.82	549,007	0.36	0.35	1.84	48
01/31/26	19.28	0.31	1.97	2.28	(0.32)	(1.65)	(1.97)	19.59	12.39	615,970	0.36	0.35	1.61	42
SA Large Cap Value Index Portfolio — Class 3
01/31/22	16.08	0.27	3.60	3.87	(0.43)	(0.24)	(0.67)	19.28	24.03	31,593	0.61	0.60	1.46	36
01/31/23	19.28	0.29	(0.00)	0.29	(0.32)	(1.48)	(1.80)	17.77	2.45	47,147	0.61	0.60	1.63	42
01/31/24	17.77	0.26	1.99	2.25	(0.25)	(1.54)	(1.79)	18.23	13.93	59,548	0.62	0.60	1.44	51
01/31/25	18.23	0.31	2.36	2.67	(0.18)	(1.62)	(1.80)	19.10	14.50	73,718	0.61	0.60	1.59	48
01/31/26	19.10	0.26	1.93	2.19	(0.27)	(1.65)	(1.92)	19.37	12.05	82,938	0.61	0.60	1.36	42

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA MFS Large Cap Growth Portfolio — Class 1(3)
01/31/22	$16.09	$0.01	$3.20	$3.21	$(0.04)	$(2.06)	$(2.10)	$17.20	19.12%	$560,053	0.68%	0.68%	0.06%	49%
01/31/23	17.20	0.07	(3.42)	(3.35)	—	(2.97)	(2.97)	10.88	(17.83)	456,948	0.70	0.70	0.50	52
01/31/24	10.88	0.01	3.69	3.70	(0.06)	(0.22)	(0.28)	14.30	34.36	450,389	0.70	0.70	0.12	43
01/31/25	14.30	0.01	4.96	4.97	(0.01)	(2.01)	(2.02)	17.25	35.19	411,743	0.69	0.69	0.04	35
01/31/26	17.25	(0.01)	2.29	2.28	—	(3.45)	(3.45)	16.08	13.25	470,505	0.68	0.68	(0.04)	56(4)
SA MFS Large Cap Growth Portfolio — Class 2(3)
01/31/22	16.01	(0.02)	3.19	3.17	(0.01)	(2.06)	(2.07)	17.11	19.01	3,599	0.83	0.83	(0.09)	49
01/31/23	17.11	0.05	(3.40)	(3.35)	—	(2.97)	(2.97)	10.79	(17.93)	2,693	0.84	0.84	0.34	52
01/31/24	10.79	(0.01)	3.66	3.65	(0.05)	(0.22)	(0.27)	14.17	34.08	3,117	0.85	0.85	(0.04)	43
01/31/25	14.17	(0.02)	4.93	4.91	—	(2.01)	(2.01)	17.07	35.05	3,648	0.84	0.84	(0.11)	35
01/31/26	17.07	(0.03)	2.25	2.22	—	(3.45)	(3.45)	15.84	13.02	30,853	0.83	0.83	(0.20)	56(4)
SA MFS Large Cap Growth Portfolio — Class 3(3)
01/31/22	15.87	(0.04)	3.16	3.12	(0.00)	(2.06)	(2.06)	16.93	18.85	179,000	0.93	0.93	(0.20)	49
01/31/23	16.93	0.03	(3.36)	(3.33)	—	(2.97)	(2.97)	10.63	(18.01)	165,104	0.95	0.95	0.25	52
01/31/24	10.63	(0.02)	3.61	3.59	(0.04)	(0.22)	(0.26)	13.96	34.01	195,497	0.95	0.95	(0.14)	43
01/31/25	13.96	(0.03)	4.84	4.81	—	(2.01)	(2.01)	16.76	34.86	231,349	0.94	0.94	(0.21)	35
01/31/26	16.76	(0.05)	2.21	2.16	—	(3.45)	(3.45)	15.47	12.89	253,046	0.93	0.93	(0.29)	56(4)
SA MFS Massachusetts Investors Trust Portfolio — Class 1
01/31/22	24.69	0.17	5.30	5.47	(0.20)	(1.16)	(1.36)	28.80	21.89	713,950	0.71	0.67	0.58	18
01/31/23	28.80	0.20	(2.79)	(2.59)	(0.31)	(5.46)	(5.77)	20.44	(7.16)	595,459	0.71	0.67	0.82	10
01/31/24	20.44	0.17	2.61	2.78	(0.19)	(1.83)	(2.02)	21.20	14.72	572,701	0.72	0.68	0.83	22
01/31/25	21.20	0.16	4.40	4.56	(0.25)	(3.56)	(3.81)	21.95	21.67	409,497	0.72	0.68	0.68	24
01/31/26	21.95	0.11	2.39	2.50	(0.20)	(7.91)	(8.11)	16.34	13.05	302,072	0.74	0.70	0.52	28
SA MFS Massachusetts Investors Trust Portfolio — Class 2
01/31/22	24.72	0.11	5.32	5.43	(0.16)	(1.16)	(1.32)	28.83	21.72	8,016	0.86	0.82	0.40	18
01/31/23	28.83	0.16	(2.80)	(2.64)	(0.26)	(5.46)	(5.72)	20.47	(7.35)	6,499	0.86	0.82	0.67	10
01/31/24	20.47	0.14	2.62	2.76	(0.15)	(1.83)	(1.98)	21.25	14.59	6,307	0.87	0.83	0.68	22
01/31/25	21.25	0.12	4.40	4.52	(0.21)	(3.56)	(3.77)	22.00	21.44	6,783	0.87	0.83	0.53	24
01/31/26	22.00	0.07	2.41	2.48	(0.16)	(7.91)	(8.07)	16.41	12.92	6,692	0.89	0.85	0.37	28
SA MFS Massachusetts Investors Trust Portfolio — Class 3
01/31/22	24.55	0.08	5.28	5.36	(0.13)	(1.16)	(1.29)	28.62	21.60	375,411	0.96	0.92	0.27	18
01/31/23	28.62	0.14	(2.78)	(2.64)	(0.23)	(5.46)	(5.69)	20.29	(7.43)	317,849	0.96	0.92	0.57	10
01/31/24	20.29	0.12	2.60	2.72	(0.13)	(1.83)	(1.96)	21.05	14.51	311,148	0.97	0.93	0.59	22
01/31/25	21.05	0.10	4.34	4.44	(0.18)	(3.56)	(3.74)	21.75	21.27	308,719	0.97	0.93	0.43	24
01/31/26	21.75	0.05	2.39	2.44	(0.14)	(7.91)	(8.05)	16.14	12.86	294,381	0.99	0.95	0.27	28

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Prior to April 28, 2025, the Portfolio was known as SA MFS Blue Chip Growth Portfolio.
(4)	Excludes purchases/sales due to merger.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA MFS Total Return Portfolio — Class 1
01/31/22	$19.92	$0.27	$2.23	$2.50	$(0.33)	$(1.15)	$(1.48)	$20.94	12.43%	$157,462	0.70%	0.70%	1.27%	27%
01/31/23	20.94	0.35	(1.30)	(0.95)	(0.31)	(1.81)	(2.12)	17.87	(3.73)	134,358	0.71	0.71	1.82	29
01/31/24	17.87	0.42	0.39	0.81	(0.35)	(0.60)	(0.95)	17.73	5.04	127,041	0.72	0.72	2.38	23
01/31/25	17.73	0.46	1.47	1.93	(0.47)	(0.73)	(1.20)	18.46	10.83	120,050	0.71	0.71	2.45	30(3)
01/31/26	18.46	0.46	1.56	2.02	(0.50)	(1.62)	(2.12)	18.36	11.63	114,135	0.71	0.71	2.45	25(3)
SA MFS Total Return Portfolio — Class 2
01/31/22	19.95	0.24	2.22	2.46	(0.30)	(1.15)	(1.45)	20.96	12.20	21,897	0.85	0.85	1.12	27
01/31/23	20.96	0.32	(1.28)	(0.96)	(0.28)	(1.81)	(2.09)	17.91	(3.82)	18,531	0.86	0.86	1.67	29
01/31/24	17.91	0.39	0.39	0.78	(0.32)	(0.60)	(0.92)	17.77	4.84	17,366	0.87	0.87	2.23	23
01/31/25	17.77	0.43	1.48	1.91	(0.44)	(0.73)	(1.17)	18.51	10.69	17,267	0.86	0.86	2.30	30(3)
01/31/26	18.51	0.43	1.56	1.99	(0.47)	(1.62)	(2.09)	18.41	11.40	16,220	0.86	0.86	2.30	25(3)
SA MFS Total Return Portfolio — Class 3
01/31/22	19.86	0.22	2.21	2.43	(0.28)	(1.15)	(1.43)	20.86	12.13	383,906	0.95	0.95	1.01	27
01/31/23	20.86	0.30	(1.29)	(0.99)	(0.26)	(1.81)	(2.07)	17.80	(3.99)	350,201	0.96	0.96	1.57	29
01/31/24	17.80	0.37	0.41	0.78	(0.31)	(0.60)	(0.91)	17.67	4.83	347,038	0.97	0.97	2.13	23
01/31/25	17.67	0.41	1.45	1.86	(0.42)	(0.73)	(1.15)	18.38	10.48	353,505	0.96	0.96	2.20	30(3)
01/31/26	18.38	0.41	1.56	1.97	(0.45)	(1.62)	(2.07)	18.28	11.38	361,105	0.96	0.96	2.20	25(3)
SA Mid Cap Index Portfolio — Class 1
01/31/22	13.39	0.12	1.76	1.88	(0.11)	(0.68)	(0.79)	14.48	13.55	394,230	0.36	0.36	0.81	20
01/31/23	14.48	0.15	0.01	0.16	(0.12)	(0.94)	(1.06)	13.58	1.93	380,657	0.36	0.36	1.14	11
01/31/24	13.58	0.16	0.36	0.52	(0.16)	(0.33)	(0.49)	13.61	4.33	373,134	0.37	0.37	1.24	19
01/31/25	13.61	0.17	2.55	2.72	(0.17)	(0.15)	(0.32)	16.01	19.92	420,174	0.36	0.36	1.11	21
01/31/26	16.01	0.17	0.90	1.07	(0.18)	(1.06)	(1.24)	15.84	7.25	418,124	0.37	0.37	1.11	24
SA Mid Cap Index Portfolio — Class 3
01/31/22	13.33	0.08	1.75	1.83	(0.10)	(0.68)	(0.78)	14.38	13.22	48,587	0.61	0.61	0.56	20
01/31/23	14.38	0.12	0.01	0.13	(0.10)	(0.94)	(1.04)	13.47	1.69	61,744	0.61	0.61	0.90	11
01/31/24	13.47	0.13	0.36	0.49	(0.14)	(0.33)	(0.47)	13.49	4.08	73,355	0.62	0.62	0.99	19
01/31/25	13.49	0.13	2.52	2.65	(0.14)	(0.15)	(0.29)	15.85	19.58	89,701	0.61	0.61	0.86	21
01/31/26	15.85	0.13	0.89	1.02	(0.14)	(1.06)	(1.20)	15.67	7.01	97,621	0.62	0.62	0.85	24

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Excludes TBA transactions. Beginning with the period ended January 31, 2025, portfolio turnover rates including TBA transactions are being added as Supplemental Ratios in the table below.
Supplemental Ratios
Portfolio Turnover (including TBA transactions)	01/22	01/23	01/24	01/25	01/26
SA MFS Total Return Portfolio	N/A	N/A	N/A	59%	43%
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Morgan Stanley International Equities Portfolio — Class 1
01/31/22	$10.74	$0.22	$0.30	$0.52	$(0.14)	$—	$(0.14)	$11.12	4.80%	$283,663	0.89%	0.84%	1.91%	24%
01/31/23	11.12	0.16	(0.84)	(0.68)	(0.28)	(1.05)	(1.33)	9.11	(3.78)	236,933	0.91	0.86	1.65	36
01/31/24	9.11	0.16	0.29	0.45	(0.14)	—	(0.14)	9.42	5.11	228,422	0.91	0.86	1.73	31
01/31/25	9.42	0.17	0.72	0.89	(0.18)	—	(0.18)	10.13	9.52	202,409	0.91	0.86	1.71	54
01/31/26	10.13	0.14	1.58	1.72	(0.19)	(0.86)	(1.05)	10.80	17.45	217,152	0.93	0.88	1.32	56
SA Morgan Stanley International Equities Portfolio — Class 2
01/31/22	10.69	0.20	0.30	0.50	(0.12)	—	(0.12)	11.07	4.68	8,577	1.04	0.99	1.71	24
01/31/23	11.07	0.14	(0.83)	(0.69)	(0.26)	(1.05)	(1.31)	9.07	(3.95)	6,487	1.06	1.01	1.52	36
01/31/24	9.07	0.15	0.29	0.44	(0.13)	—	(0.13)	9.38	4.95	5,760	1.06	1.01	1.59	31
01/31/25	9.38	0.15	0.74	0.89	(0.17)	—	(0.17)	10.10	9.48(3)	5,449	1.06	1.01	1.55	54
01/31/26	10.10	0.13	1.56	1.69	(0.17)	(0.86)	(1.03)	10.76	17.22	5,565	1.08	1.03	1.17	56
SA Morgan Stanley International Equities Portfolio — Class 3
01/31/22	10.66	0.18	0.32	0.50	(0.12)	—	(0.12)	11.04	4.61	144,053	1.14	1.09	1.59	24
01/31/23	11.04	0.13	(0.83)	(0.70)	(0.25)	(1.05)	(1.30)	9.04	(4.04)	120,600	1.16	1.11	1.39	36
01/31/24	9.04	0.13	0.30	0.43	(0.12)	—	(0.12)	9.35	4.86	112,574	1.16	1.11	1.48	31
01/31/25	9.35	0.14	0.73	0.87	(0.16)	—	(0.16)	10.06	9.31(3)	115,025	1.16	1.11	1.43	54
01/31/26	10.06	0.12	1.56	1.68	(0.16)	(0.86)	(1.02)	10.72	17.18	112,638	1.18	1.13	1.08	56
SA PIMCO Global Bond Opportunities Portfolio — Class 1
01/31/22	12.29	0.07	(1.05)	(0.98)	(0.30)	—	(0.30)	11.01	(8.04)	87,817	0.72	0.72	0.57	417
01/31/23	11.01	0.12	(1.72)	(1.60)	—	—	—	9.41	(14.53)	69,263	0.86	0.86	1.21	470
01/31/24	9.41	0.20	(0.28)	(0.08)	—	—	—	9.33	(0.85)	57,446	0.89(4)	0.89(4)	2.16	315
01/31/25	9.33	0.28	(0.15)	0.13	(0.22)	—	(0.22)	9.24	1.47	47,631	1.01(5)	0.99(5)	3.09	282(6)
01/31/26	9.24	0.37	0.40	0.77	(0.52)	—	(0.52)	9.49	8.35	47,802	0.95(7)	0.93(7)	3.95	267(6)
SA PIMCO Global Bond Opportunities Portfolio — Class 2
01/31/22	12.16	0.05	(1.03)	(0.98)	(0.28)	—	(0.28)	10.90	(8.13)	3,938	0.87	0.87	0.42	417
01/31/23	10.90	0.10	(1.70)	(1.60)	—	—	—	9.30	(14.68)	3,018	1.01	1.01	1.05	470
01/31/24	9.30	0.18	(0.27)	(0.09)	—	—	—	9.21	(0.97)	2,759	1.05(4)	1.05(4)	2.01	315
01/31/25	9.21	0.27	(0.16)	0.11	(0.21)	—	(0.21)	9.11	1.20	2,444	1.15(5)	1.14(5)	2.99	282(6)
01/31/26	9.11	0.36	0.39	0.75	(0.50)	—	(0.50)	9.36	8.27	1,959	1.10(7)	1.08(7)	3.81	267(6)
SA PIMCO Global Bond Opportunities Portfolio — Class 3
01/31/22	12.02	0.04	(1.03)	(0.99)	(0.27)	—	(0.27)	10.76	(8.26)	305,711	0.97	0.97	0.32	417
01/31/23	10.76	0.09	(1.68)	(1.59)	—	—	—	9.17	(14.78)	244,152	1.12	1.12	0.96	470
01/31/24	9.17	0.17	(0.27)	(0.10)	—	—	—	9.07	(1.09)	233,928	1.14(4)	1.14(4)	1.91	315
01/31/25	9.07	0.26	(0.16)	0.10	(0.20)	—	(0.20)	8.97	1.15	233,443	1.26(5)	1.24(5)	2.91	282(6)
01/31/26	8.97	0.34	0.39	0.73	(0.49)	—	(0.49)	9.21	8.22	229,735	1.20(7)	1.18(7)	3.70	267(6)

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	The Portfolio’s performance figure was increased by 0.11% from reimbursement of an investment violation.
(4)	Includes interest expense of 0.07% relating to derivative or other investment activity
(5)	Includes interest expense of 0.18% relating to derivative or other investment activity.
(6)	Excludes TBA transactions. Beginning with the period ended January 31, 2025, portfolio turnover rates including TBA transactions are being added as Supplemental Ratios in the table below.
Supplemental Ratios
Portfolio Turnover (including TBA transactions)	01/22	01/23	01/24	01/25	01/26
SA PIMCO Global Bond Opportunities Portfolio	N/A	N/A	N/A	846%	792%
(7)	Includes interest expense of 0.13% relating to derivative or other investment activity.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA PIMCO RAE International Value Portfolio — Class 1
01/31/22	$13.74	$0.40	$0.97	$1.37	$(0.34)	$(0.10)	$(0.44)	$14.67	9.93%	$250,389	0.89%	0.84%	2.67%	41%
01/31/23	14.67	0.52	(0.98)	(0.46)	(0.57)	(0.68)	(1.25)	12.96	(1.83)	177,002	0.90	0.83	3.93	46
01/31/24	12.96	0.42	0.59	1.01	(0.59)	—	(0.59)	13.38	8.21	135,148	0.90	0.82	3.19	42
01/31/25	13.38	0.45	0.51	0.96	(0.55)	—	(0.55)	13.79	7.12	94,327	0.91	0.83	3.22	51
01/31/26	13.79	0.54	4.96	5.50	(0.56)	(0.61)	(1.17)	18.12	41.33	118,932	0.92	0.84	3.42	48
SA PIMCO RAE International Value Portfolio — Class 2
01/31/22	13.75	0.37	0.98	1.35	(0.32)	(0.10)	(0.42)	14.68	9.77	9,544	1.04	0.99	2.48	41
01/31/23	14.68	0.50	(0.99)	(0.49)	(0.54)	(0.68)	(1.22)	12.97	(2.02)	8,024	1.05	0.98	3.83	46
01/31/24	12.97	0.38	0.62	1.00	(0.57)	—	(0.57)	13.40	8.10	7,601	1.05	0.97	2.91	42
01/31/25	13.40	0.42	0.52	0.94	(0.53)	—	(0.53)	13.81	6.94	7,487	1.06	0.98	3.00	51
01/31/26	13.81	0.52	4.96	5.48	(0.53)	(0.61)	(1.14)	18.15	41.14	8,778	1.07	0.99	3.27	48
SA PIMCO RAE International Value Portfolio — Class 3
01/31/22	13.71	0.36	0.97	1.33	(0.31)	(0.10)	(0.41)	14.63	9.62	428,687	1.14	1.09	2.39	41
01/31/23	14.63	0.49	(0.99)	(0.50)	(0.52)	(0.68)	(1.20)	12.93	(2.10)	349,450	1.15	1.08	3.73	46
01/31/24	12.93	0.37	0.62	0.99	(0.56)	—	(0.56)	13.36	7.99	325,489	1.15	1.07	2.82	42
01/31/25	13.36	0.40	0.52	0.92	(0.51)	—	(0.51)	13.77	6.85	321,247	1.16	1.08	2.89	51
01/31/26	13.77	0.51	4.93	5.44	(0.51)	(0.61)	(1.12)	18.09	40.95	336,612	1.17	1.09	3.26	48

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA PineBridge High-Yield Bond Portfolio — Class 1
01/31/22	$5.56	$0.28	$(0.09)	$0.19	$(0.29)	$—	$(0.29)	$5.46	3.37%	$141,050	0.68%	0.68%	5.01%	63%
01/31/23	5.46	0.30	(0.53)	(0.23)	(0.30)	—	(0.30)	4.93	(3.74)	124,374	0.71	0.71	6.00	31
01/31/24	4.93	0.36	0.24	0.60	(0.34)	—	(0.34)	5.19	12.56	121,139	0.72	0.72	7.06	38
01/31/25	5.19	0.34	0.09	0.43	(0.37)	—	(0.37)	5.25	8.46	128,004	0.72	0.72	6.38	39
01/31/26	5.25	0.34	0.04	0.38	(0.35)	—	(0.35)	5.28	7.32	127,510	0.76	0.76	6.34	48
SA PineBridge High-Yield Bond Portfolio — Class 2
01/31/22	5.56	0.28	(0.10)	0.18	(0.28)	—	(0.28)	5.46	3.21	6,500	0.83	0.83	4.86	63
01/31/23	5.46	0.30	(0.54)	(0.24)	(0.29)	—	(0.29)	4.93	(3.92)	5,556	0.86	0.86	5.85	31
01/31/24	4.93	0.35	0.24	0.59	(0.33)	—	(0.33)	5.19	12.36	5,402	0.87	0.87	6.92	38
01/31/25	5.19	0.33	0.09	0.42	(0.36)	—	(0.36)	5.25	8.27	5,123	0.87	0.87	6.23	39
01/31/26	5.25	0.33	0.04	0.37	(0.34)	—	(0.34)	5.28	7.15	5,009	0.91	0.91	6.19	48
SA PineBridge High-Yield Bond Portfolio — Class 3
01/31/22	5.52	0.27	(0.09)	0.18	(0.28)	—	(0.28)	5.42	3.15	145,057	0.93	0.93	4.76	63
01/31/23	5.42	0.29	(0.53)	(0.24)	(0.29)	—	(0.29)	4.89	(4.08)	125,148	0.96	0.96	5.74	31
01/31/24	4.89	0.34	0.24	0.58	(0.32)	—	(0.32)	5.15	12.35	126,822	0.97	0.97	6.82	38
01/31/25	5.15	0.32	0.09	0.41	(0.36)	—	(0.36)	5.20	8.05	126,964	0.97	0.97	6.13	39
01/31/26	5.20	0.32	0.04	0.36	(0.33)	—	(0.33)	5.23	7.11	120,170	1.01	1.01	6.09	48
SA Putnam International Value Portfolio — Class 1(3)
01/31/22	10.05	0.24	1.48	1.72	(0.23)	—	(0.23)	11.54	17.13	232,954	1.01	0.96	2.17	20
01/31/23	11.54	0.30	(0.39)	(0.09)	(0.19)	(0.52)	(0.71)	10.74	0.35	246,164	1.01	0.96	2.94	15
01/31/24	10.74	0.32	0.59	0.91	(0.29)	—	(0.29)	11.36	8.68	232,830	1.01	0.96	2.94	13
01/31/25	11.36	0.33	1.04	1.37	(0.41)	(0.41)	(0.82)	11.91	12.03	184,657	1.03	0.96	2.75	23
01/31/26	11.91	0.36	3.77	4.13	(0.34)	(1.35)	(1.69)	14.35	36.27	224,580	1.04	0.94	2.64	20
SA Putnam International Value Portfolio — Class 2(3)
01/31/22	10.11	0.25	1.47	1.72	(0.22)	—	(0.22)	11.61	16.98	4,567	1.16	1.11	2.15	20
01/31/23	11.61	0.27	(0.37)	(0.10)	(0.17)	(0.52)	(0.69)	10.82	0.27	4,719	1.16	1.11	2.70	15
01/31/24	10.82	0.31	0.58	0.89	(0.27)	—	(0.27)	11.44	8.45	4,615	1.16	1.11	2.77	13
01/31/25	11.44	0.31	1.06	1.37	(0.40)	(0.41)	(0.81)	12.00	11.87	4,602	1.18	1.11	2.53	23
01/31/26	12.00	0.34	3.81	4.15	(0.32)	(1.35)	(1.67)	14.48	36.14	5,314	1.18	1.08	2.50	20
SA Putnam International Value Portfolio — Class 3(3)
01/31/22	10.08	0.23	1.48	1.71	(0.21)	—	(0.21)	11.58	16.93	113,344	1.26	1.21	2.03	20
01/31/23	11.58	0.27	(0.38)	(0.11)	(0.16)	(0.52)	(0.68)	10.79	0.12	97,880	1.26	1.21	2.66	15
01/31/24	10.79	0.29	0.60	0.89	(0.26)	—	(0.26)	11.42	8.44	97,957	1.26	1.21	2.67	13
01/31/25	11.42	0.29	1.05	1.34	(0.38)	(0.41)	(0.79)	11.97	11.70	100,843	1.28	1.21	2.42	23
01/31/26	11.97	0.33	3.79	4.12	(0.31)	(1.35)	(1.66)	14.43	35.93	114,807	1.28	1.18	2.39	20

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Prior to April 28, 2025, the Portfolio was known as SA Putnam International Growth and Income Portfolio.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Schroders VCP Global Allocation Portfolio — Class 1
01/31/22	$11.16	$0.10	$0.87	$0.97	$(0.08)	$—	$(0.08)	$12.05	8.64%	$276	0.89%	0.90%	0.83%	73%
01/31/23	12.05	0.18	(1.48)	(1.30)	(0.11)	(1.48)	(1.59)	9.16	(9.63)	243	0.90	0.90	1.73	56
01/31/24	9.16	0.23	0.71	0.94	(0.15)	—	(0.15)	9.95	10.40	259	0.92	0.90	2.49	56
01/31/25	9.95	0.23	1.14	1.37	(0.21)	—	(0.21)	11.11	13.79	363	0.92	0.90	2.19	59
01/31/26	11.11	0.27	0.96	1.23	(0.25)	(0.01)	(0.26)	12.08	11.16	387	0.93	0.90	2.35	59
SA Schroders VCP Global Allocation Portfolio — Class 3
01/31/22	11.14	0.07	0.87	0.94	(0.05)	—	(0.05)	12.03	8.39	582,011	1.14	1.15	0.59	73
01/31/23	12.03	0.15	(1.47)	(1.32)	(0.08)	(1.48)	(1.56)	9.15	(9.86)	480,513	1.15	1.15	1.48	56
01/31/24	9.15	0.21	0.70	0.91	(0.12)	—	(0.12)	9.94	10.09	463,680	1.18	1.15	2.24	56
01/31/25	9.94	0.21	1.13	1.34	(0.18)	—	(0.18)	11.10	13.52	441,588	1.17	1.15	2.00	59
01/31/26	11.10	0.24	0.96	1.20	(0.22)	(0.01)	(0.23)	12.07	10.86	413,228	1.18	1.15	2.11	59
SA Small Cap Index Portfolio — Class 1
01/31/22	14.29	0.08	(0.25)	(0.17)	(0.07)	(0.45)	(0.52)	13.60	(1.75)	257,507	0.43	0.45	0.50	22
01/31/23	13.60	0.11	(0.75)	(0.64)	(0.09)	(1.22)	(1.31)	11.65	(3.74)	252,637	0.44	0.45	0.92	17
01/31/24	11.65	0.11	0.07	0.18	(0.11)	(0.05)	(0.16)	11.67	1.71	237,223	0.46	0.44	0.98	14
01/31/25	11.67	0.11	2.06	2.17	(0.14)	(0.17)	(0.31)	13.53	18.48	240,593	0.44	0.41	0.87	19
01/31/26	13.53	0.11	1.89	2.00	(0.12)	(0.80)	(0.92)	14.61	15.33	252,130	0.45	0.41	0.79	29
SA Small Cap Index Portfolio — Class 3
01/31/22	14.23	0.04	(0.25)	(0.21)	(0.06)	(0.45)	(0.51)	13.51	(2.04)	43,654	0.69	0.70	0.26	22
01/31/23	13.51	0.08	(0.75)	(0.67)	(0.06)	(1.22)	(1.28)	11.56	(3.95)	52,951	0.69	0.70	0.68	17
01/31/24	11.56	0.08	0.06	0.14	(0.08)	(0.05)	(0.13)	11.57	1.42	59,710	0.71	0.69	0.73	14
01/31/25	11.57	0.08	2.03	2.11	(0.11)	(0.17)	(0.28)	13.40	18.16	77,550	0.69	0.65	0.61	19
01/31/26	13.40	0.07	1.87	1.94	(0.09)	(0.80)	(0.89)	14.45	15.01	90,551	0.70	0.66	0.54	29

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA T. Rowe Price Allocation Moderately Aggressive Portfolio — Class 1(3)
01/31/22	$13.46	$0.10	$1.44	$1.54	$—	$(0.20)	$(0.20)	$14.80	11.40%	$350	0.77%	0.81%	0.65%	39%
01/31/23	14.80	0.14	(1.52)	(1.38)	(0.08)	(0.93)	(1.01)	12.41	(8.69)	394	0.75	0.76	1.13	45
01/31/24	12.41	0.17	1.49	1.66	(0.15)	(0.10)	(0.25)	13.82	13.54	542	0.75	0.75	1.32	31
01/31/25	13.82	0.19	2.18	2.37	(0.18)	(0.16)	(0.34)	15.85	17.22	456	0.75	0.75	1.27	30(4)
01/31/26	15.85	0.22	1.98	2.20	(0.21)	(0.98)	(1.19)	16.86	14.21	399	0.75	0.75	1.33	34(4)
SA T. Rowe Price Allocation Moderately Aggressive Portfolio — Class 3(3)
01/31/22	13.47	0.05	1.46	1.51	—	(0.20)	(0.20)	14.78	11.17	628,755	1.02	1.06	0.36	39
01/31/23	14.78	0.11	(1.52)	(1.41)	(0.05)	(0.93)	(0.98)	12.39	(8.92)	635,335	1.00	1.01	0.89	45
01/31/24	12.39	0.14	1.48	1.62	(0.12)	(0.10)	(0.22)	13.79	13.22	699,570	1.00	1.00	1.07	31
01/31/25	13.79	0.15	2.18	2.33	(0.15)	(0.16)	(0.31)	15.81	16.94	773,513	1.00	1.00	1.00	30(4)
01/31/26	15.81	0.17	1.98	2.15	(0.16)	(0.98)	(1.14)	16.82	13.98	808,475	1.00	1.00	1.06	34(4)
SA T. Rowe Price VCP Balanced Portfolio — Class 1
01/31/22	13.22	0.10	1.04	1.14	(0.16)	(0.69)	(0.85)	13.51	8.31	290	0.80	0.80	0.78	55
01/31/23	13.51	0.19	(1.85)	(1.66)	(0.13)	(1.53)	(1.66)	10.19	(11.13)	243	0.81	0.81	1.64	53
01/31/24	10.19	0.22	0.97	1.19	(0.20)	—	(0.20)	11.18	11.93	249	0.81	0.81	2.11	33
01/31/25	11.18	0.26	1.54	1.80	(0.27)	—	(0.27)	12.71	16.08	254	0.82(5)	0.82(5)	2.10	34(4)
01/31/26	12.71	0.26	1.67	1.93	(0.31)	(1.00)	(1.31)	13.33	15.68	268	0.83(5)	0.83(5)	1.99	39(4)
SA T. Rowe Price VCP Balanced Portfolio — Class 3
01/31/22	13.20	0.09	1.01	1.10	(0.13)	(0.69)	(0.82)	13.48	8.00	1,712,989	1.05	1.05	0.64	55
01/31/23	13.48	0.16	(1.83)	(1.67)	(0.10)	(1.53)	(1.63)	10.18	(11.31)	1,458,827	1.06	1.06	1.39	53
01/31/24	10.18	0.19	0.98	1.17	(0.18)	—	(0.18)	11.17	11.63	1,453,517	1.06	1.06	1.86	33
01/31/25	11.17	0.22	1.55	1.77	(0.24)	—	(0.24)	12.70	15.81	1,439,068	1.07(5)	1.07(5)	1.85	34(4)
01/31/26	12.70	0.23	1.67	1.90	(0.27)	(1.00)	(1.27)	13.33	15.47	1,393,164	1.08(5)	1.08(5)	1.75	39(4)

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Prior to April 28, 2025, the Portfolio was known as SA T. Rowe Price Asset Allocation Growth Portfolio.
(4)	Excludes TBA transactions. Beginning with the period ended January 31, 2025, portfolio turnover rates including TBA transactions are being added as Supplemental Ratios in the table below.
Supplemental Ratios
Portfolio Turnover (including TBA transactions)	01/22	01/23	01/24	01/25	01/26
SA T. Rowe Price Allocation Moderately Aggressive Portfolio	N/A	N/A	N/A	31%	-
SA T. Rowe Price VCP Balanced Portfolio	N/A	N/A	N/A	53	55%
(5)	Includes interest expense of 0.01% relating to derivative or other investment activity.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA VCP Dynamic Allocation Portfolio — Class 1(3)
01/31/22	$13.78	$0.27	$0.50	$0.77	$(0.27)	$(0.86)	$(1.13)	$13.42	5.19%	$492	0.22%	0.21%	1.94%	14%
01/31/23	13.42	0.18	(1.49)	(1.31)	(0.35)	(1.03)	(1.38)	10.73	(9.04)	440	0.23	0.23	1.52	14
01/31/24	10.73	0.20	0.72	0.92	(0.28)	(0.50)	(0.78)	10.87	9.25	522	0.26(4)	0.25(4)	1.88	11
01/31/25	10.87	0.23	1.48	1.71	(0.20)	(0.15)	(0.35)	12.23	15.77	497	0.26(5)	0.25(5)	1.96	16
01/31/26	12.23	0.33	0.89	1.22	(0.28)	(0.80)	(1.08)	12.37	10.18	986	0.25(4)	0.24(4)	2.67	28
SA VCP Dynamic Allocation Portfolio — Class 3(3)
01/31/22	13.77	0.10	0.63	0.73	(0.23)	(0.86)	(1.09)	13.41	4.93	10,989,643	0.47	0.46	0.72	14
01/31/23	13.41	0.12	(1.46)	(1.34)	(0.31)	(1.03)	(1.34)	10.73	(9.30)	8,834,352	0.48	0.48	0.99	14
01/31/24	10.73	0.14	0.75	0.89	(0.24)	(0.50)	(0.74)	10.88	9.01	8,349,868	0.51(4)	0.50(4)	1.35	11
01/31/25	10.88	0.19	1.49	1.68	(0.17)	(0.15)	(0.32)	12.24	15.47	8,126,212	0.51(5)	0.50(5)	1.63	16
01/31/26	12.24	0.20	0.99	1.19	(0.25)	(0.80)	(1.05)	12.38	9.91	8,938,290	0.50(4)	0.50(4)	1.66	28
SA VCP Dynamic Strategy Portfolio — Class 1(3)
01/31/22	13.79	0.27	0.66	0.93(6)	(0.23)	(0.55)	(0.78)	13.94	6.49	778	0.22	0.22	1.94	33(7)
01/31/23	13.94	0.19	(1.27)	(1.08)	(0.33)	(0.75)	(1.08)	11.78	(7.18)	687	0.24	0.24	1.51	13
01/31/24	11.78	0.20	0.62	0.82	(0.34)	(1.06)	(1.40)	11.20	8.16	719	0.26(4)	0.26(4)	1.72	12
01/31/25	11.20	0.20	1.49	1.69	(0.20)	(0.00)	(0.20)	12.69	15.14	600	0.27(5)	0.26(5)	1.69	18
01/31/26	12.69	0.25	1.00	1.25	(0.36)	(0.75)	(1.11)	12.83	10.05	619	0.26(4)	0.26(4)	1.96	16
SA VCP Dynamic Strategy Portfolio — Class 3(3)
01/31/22	13.79	0.11	0.78	0.89(6)	(0.20)	(0.55)	(0.75)	13.93	6.20	7,115,875	0.47	0.47	0.74	33(7)
01/31/23	13.93	0.12	(1.22)	(1.10)	(0.29)	(0.75)	(1.04)	11.79	(7.35)	5,713,761	0.49	0.49	0.97	13
01/31/24	11.79	0.15	0.63	0.78	(0.30)	(1.06)	(1.36)	11.21	7.81	5,364,605	0.51(4)	0.51(4)	1.29	12
01/31/25	11.21	0.17	1.50	1.67	(0.17)	(0.00)	(0.17)	12.71	14.93	5,189,506	0.52(5)	0.51(5)	1.43	18
01/31/26	12.71	0.18	1.03	1.21	(0.32)	(0.75)	(1.07)	12.85	9.72	4,767,475	0.51(4)	0.51(4)	1.42	16

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	The expense ratios do not include underlying fund expenses that the Portfolio bears indirectly. Additionally, recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests. Accordingly, the ratio of net investment income does not reflect the proportionate share of income from these funds.
(4)	Includes interest expense of 0.03% relating to derivative or other investment activity.
(5)	Includes interest expense of 0.04% relating to derivative or other investment activity.
(6)	Includes the effect of a merger.
(7)	Excludes purchases/sales due to merger.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA VCP Index Allocation Portfolio — Class 1(3)
01/31/22	$11.86	$0.19	$1.00	$1.19	$(0.15)	$(0.93)	$(1.08)	$11.97	9.69%	$358	0.24%	0.24%	1.51%	19%
01/31/23	11.97	0.18	(1.20)	(1.02)	—	(0.04)	(0.04)	10.91	(8.49)	365	0.24	0.24	1.65	8
01/31/24	10.91	0.22	0.96	1.18	(0.18)	(0.15)	(0.33)	11.76	11.13	528	0.24	0.24	1.94	5
01/31/25	11.76	0.28	1.93	2.21	(0.24)	(0.67)	(0.91)	13.06	18.81	551	0.23(4)(5)	0.23(4)(5)	2.21	7
01/31/26	13.06	0.38	1.08	1.46	(0.30)	(0.53)	(0.83)	13.69	11.36	721	0.25(5)	0.25(5)	2.87	9
SA VCP Index Allocation Portfolio — Class 3(3)
01/31/22	11.87	0.08	1.09	1.17	(0.12)	(0.93)	(1.05)	11.99	9.47	523,701	0.49	0.49	0.60	19
01/31/23	11.99	0.12	(1.17)	(1.05)	—	(0.04)	(0.04)	10.90	(8.72)	486,910	0.49	0.49	1.07	8
01/31/24	10.90	0.20	0.97	1.17	(0.16)	(0.15)	(0.31)	11.76	10.95	509,764	0.49	0.49	1.77	5
01/31/25	11.76	0.25	1.92	2.17	(0.21)	(0.67)	(0.88)	13.05	18.46	561,277	0.48(4)(5)	0.48(4)(5)	1.93	7
01/31/26	13.05	0.22	1.20	1.42	(0.26)	(0.53)	(0.79)	13.68	11.10	568,560	0.50(5)	0.50(5)	1.66	9

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	The expense ratios do not include underlying fund expenses that the Portfolio bears indirectly. Additionally, recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests. Accordingly, the ratio of net investment income does not reflect the proportionate share of income from these funds.
(4)	Includes reimbursement for overbilling of custody fees in prior years of 0.02%.
(5)	Includes interest expense of 0.02% relating to derivative or other investment activity.
See Notes to Financial Statements

SunAmerica Series Trust
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of SunAmerica Series Trust and Shareholders of each of the fifty-one portfolios listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the portfolios listed in the table below (fifty-one of the portfolios constituting SunAmerica Series Trust, hereafter collectively referred to as the “Portfolios”) as of January 31, 2026, the related statements of operations for the year ended January 31, 2026, the statements of changes in net assets for each of the two years in the period ended January 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended January 31, 2026, (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of January 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended January 31, 2026 and each of the financial highlights for each of the five years in the period ended January 31, 2026, in conformity with accounting principles generally accepted in the United States of America.
SunAmerica Series Trust
SA AB Growth Portfolio
SA AB Small & Mid Cap Value Portfolio
SA BlackRock Multi-Factor 70/30 Portfolio
SA Emerging Markets Equity Index Portfolio
SA Federated Hermes Corporate Bond Portfolio
SA Fidelity Institutional AM Global Equities Portfolio
SA Fidelity Institutional AM International Growth Portfolio
SA Fidelity Institutional AM Real Estate Portfolio
SA Fixed Income Index Portfolio
SA Fixed Income Intermediate Index Portfolio
SA Franklin BW U.S. Large Cap Value Portfolio
SA Franklin Small Company Value Portfolio
SA Franklin Systematic U.S. Large Cap Core Portfolio
SA Franklin Systematic U.S. Large Cap Value Portfolio
SA Franklin Tactical Opportunities Portfolio
SA Global Index Allocation 60/40 Portfolio
SA Global Index Allocation 75/25 Portfolio
SA Global Index Allocation 90/10 Portfolio
SA Goldman Sachs Multi-Asset Insights Portfolio
SA Index Allocation 60/40 Portfolio
SA Index Allocation 80/20 Portfolio
SA Index Allocation 90/10 Portfolio
SA International Index Portfolio
SA Invesco Growth Opportunities Portfolio
SA Janus Focused Growth Portfolio
SA JPMorgan Diversified Balanced Portfolio
SA JPMorgan Emerging Markets Portfolio
SA JPMorgan Equity-Income Portfolio
SA JPMorgan Large Cap Core Portfolio
SA JPMorgan MFS Core Bond Portfolio
SA JPMorgan Mid-Cap Growth Portfolio
SA JPMorgan Ultra-Short Bond Portfolio
SA Large Cap Growth Index Portfolio
SA Large Cap Index Portfolio
SA Large Cap Value Index Portfolio
SA MFS Large Cap Growth Portfolio
SA MFS Massachusetts Investors Trust Portfolio
SA MFS Total Return Portfolio
SA Mid Cap Index Portfolio
SA Morgan Stanley International Equities Portfolio
SA PIMCO Global Bond Opportunities Portfolio
SA PIMCO RAE International Value Portfolio
SA PineBridge High-Yield Bond Portfolio
SA Putnam International Value Portfolio
SA Schroders VCP Global Allocation Portfolio
SA Small Cap Index Portfolio
SA T. Rowe Price Allocation Moderately Aggressive Portfolio
SA T. Rowe Price VCP Balanced Portfolio
SA VCP Dynamic Allocation Portfolio
SA VCP Dynamic Strategy Portfolio
SA VCP Index Allocation Portfolio

Basis for Opinions
These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.Our procedures included confirmation of securities owned as of January 31, 2026 by correspondence with the custodian, transfer agents, brokers, selling or agent banks and portfolio companies; when replies were not received from brokers, selling or agent banks, or a portfolio company, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Houston, Texas
March 30, 2026

SunAmerica Series Trust
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM — (continued)

We have served as the auditor of one or more investment companies in the SunAmerica annuity family of funds (consisting of SunAmerica Series Trust and Seasons Series Trust) since at least 1986. We have not been able to determine the specific year we began serving as auditor.

SunAmerica Series Trust
SHAREHOLDERS TAX INFORMATION (unaudited)

    Certain tax information regarding  SunAmerica Series Trust is required to be provided to the shareholders based upon each Portfolio’s income and distributions for the taxable year ended January 31, 2026.
    During the year ended January 31, 2026, the Portfolio paid the following long-term capital gains dividends along with the percentage of ordinary income dividends that qualified for the dividends received deductions for corporations:
Portfolio	Net Long-Term Capital Gains	Foreign Taxes Credit	Foreign Source Income	Qualifying % for the Dividends Received Deduction
SA AB Growth Portfolio	$263,666,549	$—	$—	—%
SA AB Small & Mid Cap Value Portfolio	38,155,743	—	—	37.83
SA BlackRock Multi-Factor 70/30 Portfolio	1,979,588	—	—	—
SA Emerging Markets Equity Index Portfolio	—	272,826	2,757,755	0.26
SA Federated Hermes Corporate Bond Portfolio	—	—	—	0.08
SA Fidelity Institutional AM® Global Equities Portfolio	53,313,256	—	—	25.94
SA Fidelity Institutional AM® International Growth Portfolio	25,493,147	552,089	3,650,130	3.11
SA Fidelity Institutional AM® Real Estate Portfolio	15,890,865	—	—	—
SA Fixed Income Index Portfolio	—	—	—	—
SA Fixed Income Intermediate Index Portfolio	—	—	—	—
SA Franklin BW U.S. Large Cap Value Portfolio	181,091,940	—	—	100.00
SA Franklin Small Company Value Portfolio	16,857,842	—	—	49.43
SA Franklin Systematic U.S. Large Cap Core Portfolio	13,976,767	—	—	20.78
SA Franklin Systematic U.S. Large Cap Value Portfolio	13,415,755	—	—	44.33
SA Franklin Tactical Opportunities Portfolio	4,763,579	—	—	32.28
SA Global Index Allocation 60/40 Portfolio	5,992,843	69,543	724,256	22.86
SA Global Index Allocation 75/25 Portfolio	4,816,189	87,246	874,703	32.49
SA Global Index Allocation 90/10 Portfolio	18,747,340	384,669	3,950,886	38.55
SA Goldman Sachs Multi-Asset Insights Portfolio	3,057,668	—	—	6.11
SA Index Allocation 60/40 Portfolio	14,739,519	54,048	630,131	41.54
SA Index Allocation 80/20 Portfolio	34,468,641	152,103	1,773,318	60.97
SA Index Allocation 90/10 Portfolio	84,337,192	568,603	6,629,137	68.41
SA International Index Portfolio	—	2,055,934	28,897,145	—
SA Invesco Growth Opportunities Portfolio	1,270,248	—	—	—
SA Janus Focused Growth Portfolio	96,300,538	—	—	—
SA JPMorgan Diversified Balanced Portfolio	14,360,234	—	—	25.06
SA JPMorgan Emerging Markets Portfolio	—	501,344	6,518,109	0.05
SA JPMorgan Equity-Income Portfolio	135,716,327	—	—	100.00
SA JPMorgan Large Cap Core Portfolio	40,687,092	—	—	25.44
SA JPMorgan MFS Core Bond Portfolio	—	—	—	—
SA JPMorgan Mid-Cap Growth Portfolio	51,581,494	—	—	—
SA JPMorgan Ultra-Short Bond Portfolio	—	—	—	—
SA Large Cap Growth Index Portfolio	93,549,082	—	—	44.17
SA Large Cap Index Portfolio	386,385,054	—	—	98.45
SA Large Cap Value Index Portfolio	49,714,734	—	—	73.52
SA MFS Large Cap Growth Portfolio	134,513,893	—	—	24.41
SA MFS Massachusetts Investors Trust Portfolio	207,456,916	—	—	79.06
SA MFS Total Return Portfolio	39,961,864	—	—	47.86
SA Mid Cap Index Portfolio	23,846,919	—	—	39.42
SA Morgan Stanley International Equities Portfolio	23,848,464	451,002	8,093,239	—
SA PIMCO Global Bond Opportunities Portfolio	—	—	—	—
SA PIMCO RAE International Value Portfolio	5,602,619	2,617,591	20,692,834	0.04
SA PineBridge High-Yield Bond Portfolio	—	—	—	1.89
SA Putnam International Value Portfolio	29,980,349	431,198	4,923,501	0.34
SA Schroders VCP Global Allocation Portfolio	—	—	—	0.60
SA Small Cap Index Portfolio	16,397,309	—	—	55.67
SA T. Rowe Price Allocation Moderately Aggressive Portfolio	44,495,609	—	—	62.16
SA T. Rowe Price VCP Balanced Portfolio	1,656,026	—	—	0.27
SA VCP Dynamic Allocation Portfolio	443,997,862	2,600,577	17,826,291	14.63
SA VCP Dynamic Strategy Portfolio	165,370,183	1,991,284	11,737,667	15.88
SA VCP Index Allocation Portfolio	2,076,161	110,468	1,287,909	10.74

SunAmerica Series Trust
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS (unaudited)

Item 8 (Form N-CSR) – Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
    Not applicable.

SunAmerica Series Trust
RESULTS OF SPECIAL SHAREHOLDER MEETING (unaudited)

Item 9 (Form N-CSR) – Proxy Disclosure for Open-End Management Investment Companies.
    On December 8, 2025, a joint special meeting of shareholders (the “Special Meeting”) of each of the Portfolios of the Trust was held to consider the proposal listed below. The proposal was approved on behalf of each respective Portfolio and the results of the Special Meeting were as follows:
    With respect to each Portfolio of the Trust, to approve a new investment advisory and management agreement between SunAmerica and such Trust, on behalf of such Portfolio, each to take effect upon the Change of Control Event resulting from the Transaction. The material terms of the proposed investment advisory and management agreements are identical to the material terms of the current investment advisory and management agreements (With respect to each Portfolio, to be voted on by shareholders of the Portfolio, voting separately):
Name of Portfolio	FOR	AGAINST	ABSTAIN
SA AB Growth Portfolio	25,536,761.48	359,634.94	1,057,110.91
SA AB Small & Mid Cap Value Portfolio	33,694,629.99	520,017.34	1,890,534.05
SA BlackRock Multi-Factor 70/30 Portfolio	5,623,192.96	26,947.77	454,567.28
SA Emerging Markets Equity Index Portfolio	6,055,272.05	16,554.38	84,185.89
SA Federated Hermes Corporate Bond Portfolio	120,094,461.91	1,651,709.88	5,229,759.94
SA Fidelity Institutional AM® Global Equities Portfolio	13,681,566.91	125,301.54	258,375.60
SA Fidelity Institutional AM® International Growth Portfolio	12,055,476.95	27,023.24	78,018.56
SA Fidelity Institutional AM® Real Estate Portfolio	18,569,216.07	142,933.49	673,195.91
SA Fixed Income Index Portfolio	54,711,128.99	106,687.26	1,408,812.68
SA Fixed Income Intermediate Index Portfolio	47,056,138.64	0.00	239,731.55
SA Franklin BW U.S. Large Cap Value Portfolio	51,211,153.93	647,941.08	1,756,772.05
SA Franklin Small Company Value Portfolio	15,773,102.60	147,331.04	555,215.09
SA Franklin Systematic U.S. Large Cap Core Portfolio	12,490,887.12	40,958.94	32,213.66
SA Franklin Systematic U.S. Large Cap Value Portfolio	39,619,842.37	287,016.87	994,216.60
SA Franklin Tactical Opportunities Portfolio	6,446,309.52	84,994.30	778,255.43
SA Global Index Allocation 60/40 Portfolio	4,900,623.62	222,944.93	417,877.05
SA Global Index Allocation 75/25 Portfolio	4,536,684.16	319,661.31	281,870.21
SA Global Index Allocation 90/10 Portfolio	17,046,046.28	317,557.15	804,512.93
SA Goldman Sachs Multi-Asset Insights Portfolio	3,740,177.44	41,110.64	400,896.44
SA Index Allocation 60/40 Portfolio	17,067,658.59	197,156.26	1,114,852.13
SA Index Allocation 80/20 Portfolio	27,501,827.95	795,753.40	2,490,462.66
SA Index Allocation 90/10 Portfolio	72,889,075.51	2,075,087.05	6,359,866.86
SA International Index Portfolio	62,381,608.01	87,910.29	24,174.96
SA Invesco Growth Opportunities Portfolio	40,655,153.43	492,950.02	1,113,751.96
SA Janus Focused Growth Portfolio	22,048,082.34	141,857.31	514,399.12
SA JPMorgan Diversified Balanced Portfolio	18,545,755.00	361,642.73	1,632,609.93
SA JPMorgan Emerging Markets Portfolio	18,762,191.72	412,218.13	1,226,426.05
SA JPMorgan Equity-Income Portfolio	22,686,637.99	139,967.95	680,745.21
SA JPMorgan Large Cap Core Portfolio	22,276,125.77	79,065.67	494,158.10
SA JPMorgan MFS Core Bond Portfolio	208,608,189.19	1,611,478.71	6,355,078.26
SA JPMorgan Mid-Cap Growth Portfolio	34,138,612.37	393,517.28	1,458,560.00
SA JPMorgan Ultra-Short Bond Portfolio	29,509,983.16	451,367.34	1,378,129.08
SA Large Cap Growth Index Portfolio	21,986,227.82	19,087.57	155,644.00
SA Large Cap Index Portfolio	77,499,840.67	72,378.01	257,279.19
SA Large Cap Value Index Portfolio	32,834,715.20	20,904.39	181,241.55
SA MFS Large Cap Growth Portfolio	44,378,102.13	204,544.73	1,298,022.86
SA MFS Massachusetts Investors Trust Portfolio	26,318,780.36	236,484.73	927,025.69
SA MFS Total Return Portfolio	23,208,494.21	230,511.92	1,459,380.28
SA Mid Cap Index Portfolio	31,057,894.10	60,292.14	262,680.13
SA Morgan Stanley International Equities Portfolio	29,498,181.18	119,114.91	665,819.47
SA PIMCO Global Bond Opportunities Portfolio	27,620,852.88	566,772.35	1,168,960.36

SunAmerica Series Trust
RESULTS OF SPECIAL SHAREHOLDER MEETING (unaudited) — (continued)

Name of Portfolio	FOR	AGAINST	ABSTAIN
SA PIMCO RAE International Value Portfolio	25,155,008.45	254,511.42	1,123,168.88
SA PineBridge High-Yield Bond Portfolio	45,157,563.74	449,764.52	1,765,061.25
SA Putnam International Value Portfolio	21,807,076.02	136,130.42	578,218.73
SA Schroders VCP Global Allocation Portfolio	31,757,196.61	959,784.87	2,631,948.67
SA Small Cap Index Portfolio	22,976,145.95	60,488.22	292,489.73
SA T. Rowe Price Allocation Moderately Aggressive Portfolio	42,259,952.98	1,124,911.96	2,594,111.60
SA T. Rowe Price VCP Balanced Portfolio	91,052,553.34	2,168,316.28	7,503,885.57
SA VCP Dynamic Allocation Portfolio	633,979,203.52	17,420,438.39	55,957,274.34
SA VCP Dynamic Strategy Portfolio	328,685,762.15	7,462,271.99	27,916,415.46
SA VCP Index Allocation Portfolio	37,808,442.20	1,183,457.01	1994874.449

SunAmerica Series Trust
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS (unaudited)

Item 10 (Form N-CSR) – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
    Remuneration paid to Directors is included in the Statement of Operations.

SunAmerica Series Trust
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited)

Item 11 (Form N-CSR) – Statement Regarding Basis for Approval of Investment Advisory Contract.
    At a meeting held on September 18, 2025, the Board of Trustees (the “Board”), including the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved with respect to each Portfolio the continuation of the Investment Management and Advisory Agreement between SunAmerica Asset Management, LLC (“SunAmerica” or the “Adviser”) and the Trust (the “Advisory Agreement”) and the continuation of each Subadvisory Agreement between SunAmerica and each of the following subadvisers (the “Subadvisory Agreements”):  AllianceBernstein, L.P. (“AB”), BlackRock Investment Management, LLC (“BlackRock”), Brandywine Global Investment Management, LLC (“Brandywine”), Federated Investment Management Company (“Federated”), FIAM LLC (“FIAM”), Franklin Advisers, Inc. (“Franklin Advisers”), Franklin Mutual Advisers, LLC (“FMA”), Goldman Sachs Asset Management, L.P. (“GSAM”), Invesco Advisers, Inc. (“Invesco”), J.P. Morgan Investment Management Inc. (“JPMorgan”), Janus Henderson Investors US LLC (“Janus”), Massachusetts Financial Services Company (“MFS”), Morgan Stanley Investment Management Inc. (“MSIM”), Pacific Investment Management Company, LLC (“PIMCO”), PineBridge Investments, LLC (“PineBridge”), Putnam Investment Management, LLC (“Putnam”), Schroder Investment Management North America Inc. (“SIMNA”), T. Rowe Price Associates, Inc. (“T. Rowe Price”) and Wellington Management Company LLP (“Wellington”) (collectively referred to as the “Subadvisers” and each a “Subadviser”).  In addition, the Board approved the continuation of the Sub-Subadvisory Agreements between Franklin Advisers and each of Brandywine and ClearBridge Investments, LLC, with respect to the SA Franklin Tactical Opportunities Portfolio; MSIM and Morgan Stanley Investment Management Limited with respect to the SA Morgan Stanley International Equities Portfolio; PIMCO and Research Affiliates, LLC, with respect to the SA PIMCO RAE International Value Portfolio; SIMNA and Schroder Investment Management North America Ltd. with respect to the SA Schroders VCP Global Allocation Portfolio; T. Rowe Price and T. Rowe Price International Ltd with respect to the SA T. Rowe Price Allocation Moderately Aggressive Portfolio; and T. Rowe Price and each of T. Rowe Price Investment Management, Inc., T. Rowe Price Australia and T. Rowe Price International Ltd with respect to the SA T. Rowe Price VCP Balanced Portfolio. The sub-subadvisers and the Subadvisers are collectively referred to as the “Subadvisers,” and the Sub-Subadvisory Agreements and the Subadvisory Agreements are collectively referred to as the “Subadvisory Agreements.” The Advisory Agreement and Subadvisory Agreements are collectively referred to as the “Advisory Contracts.”
    In connection with the approval of the Advisory Contracts, the Board received materials related to certain factors used in its consideration whether to renew or approve the Advisory Contracts.  Those factors included:
(1)	the requirements of the Trust in the areas of investment supervisory and administrative services;
(2)	the nature, extent and quality of the investment advisory, administrative, operational and compliance services provided by SunAmerica, including a review of the investment performance of the Portfolios and oversight of the Subadvisers;
(3)	the size and structure of the investment advisory fee and any other material payments to the Adviser and Subadvisers and, in connection therewith, a review of the costs of services provided and the profits realized by the Adviser and its affiliates from the relationship with the Trust;
(4)	the expenses paid by each of the Portfolios, including their total operating expenses and any applicable expense limitation;
(5)	the extent to which the Adviser realizes economies of scale and shares them with the Trust;
(6)	the organizational capability, resources, personnel and financial condition of the Adviser and Subadvisers and their affiliates; and
(7)	the fees paid by the Adviser to the Subadvisers for managing the Portfolios of the Trust.
    In addition, the Board considered (a) the historical relationship between the Trust and SunAmerica; (b) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; and (c) the reasonableness of the amount of the fee retained by the Adviser in light of the services provided by the Adviser and the Subadvisers.
    The Independent Trustees were separately represented by counsel that is independent of SunAmerica in connection with their consideration of approval of the Advisory Contracts.  The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which their independent counsel provided guidance to the Independent Trustees.
    The Board received information regarding the Trust’s advisory and subadvisory fees compared to advisory and subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable (respectively, the “Expense Group/Universe” and the “Subadvised Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data.  The Board also received performance data and expense information prepared by management.  In addition, the Board considered the expenses and performance of SunAmerica and the Subadvisers with respect to accounts and mutual funds managed by each that have comparable investment objectives and strategies to each of the Portfolios that they manage.
    Nature, Extent and Quality of Services.
    The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SunAmerica and each of the Subadvisers.  In making its evaluation, the Board considered that SunAmerica acts as adviser for each Portfolio, manages the investment of portions of certain Portfolios’ assets, manages the daily business affairs of the Trust, obtains and evaluates economic, statistical and financial information to formulate and implement investment policies, and provides oversight with respect to the daily management of certain Portfolios’ assets, or a portion thereof, allocated to the Subadvisers, subject to the Trustees’ oversight and control.  It was also noted that SunAmerica’s advisory fees compensate SunAmerica for services such as monitoring Portfolio performance, selecting and replacing Subadvisers, determining asset allocations among Portfolios with multiple Subadvisers and ensuring that the Subadvisers’ styles adhere to the prospectus and statement of additional information as well as other administrative, compliance and legal services.
    The Board noted that SunAmerica is responsible for overseeing the performance of services by the Trust’s custodian, transfer agent and dividend disbursing agent.  The Board also noted that SunAmerica is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust’s

SunAmerica Series Trust
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited) — (continued)

business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as may be necessary for the operations of each Portfolio.  The Board considered that SunAmerica monitors and reviews the activities of third-party service providers that may provide additional administrative services.
    In addition, the Board considered the key personnel of SunAmerica who are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios.  The Board also considered the compensation program for SunAmerica’s investment professionals.
    With respect to the Subadvisers, the Board noted that the Subadvisers are responsible for providing investment management services on a day-to-day basis.  In such role, each Subadviser (i) determines the securities to be purchased or sold and executes such documents on behalf of the Portfolios they manage as may be necessary in connection therewith; (ii) provides SunAmerica with records concerning their activities; and (iii) renders regular reports to SunAmerica and to officers and Trustees of the Trust concerning their discharge of the foregoing responsibilities.  The Board reviewed each Subadviser’s history, structure and size, and investment experience.  The Board considered each Subadviser’s personnel who are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios, as well as current and projected staffing levels and compensation practices.  The Board was informed that in management’s judgment, each of the Subadvisers has the size, viability and resources to attract and retain highly qualified investment professionals.
    The Board reviewed the qualifications, background and responsibilities of SunAmerica’s staff and each of the Subadviser’s staff who is responsible for providing investment management services to the Portfolios and other key personnel of SunAmerica in addition to current and projected staffing levels and compensation practices.
    The Board considered SunAmerica’s reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services.  The Board also considered the Trust’s relationship with affiliated life insurance companies that offer the Portfolios through variable annuity and variable life insurance products.  The Board considered SunAmerica’s experience in providing management and investment advisory and administrative services to advisory clients.  The Board also considered SunAmerica’s code of ethics and its risk management process, and that SunAmerica has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios’ registration statement.
    The Board also reviewed and considered SunAmerica’s and each Subadviser’s compliance and regulatory history, including information about whether any were involved in any litigation, regulatory actions or investigations that could impair their ability to serve as an adviser or subadviser to the Portfolios.  The Board considered SunAmerica’s and the Subadvisers’ risk assessment and risk management processes.  The Board concluded that there was no information provided that would have a material adverse effect on SunAmerica’s or the Subadvisers’ ability to provide services to the Trust.
    The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SunAmerica and each Subadviser and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.
    Portfolio Fees and Expenses; Investment Performance.
    The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios’ fees (actual or contractual management fees, subadvisory fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of the Expense Group/Universe for each Portfolio.  Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any.  It was noted that with respect to subadvisory fees, SunAmerica negotiates such fees at arm’s length.  The Board also considered that the subadvisory fees are paid by SunAmerica out of its advisory fee and not by the Portfolios, and that subadvisory fees may vary widely within a Subadvised Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs.  The Board further considered the amount of subadvisory fees paid by SunAmerica and the amount of the management fees that it retained and determined that these amounts were reasonable in light of the services performed by SunAmerica and the Subadvisers, respectively.
    To assist in analyzing the reasonableness of the advisory and subadvisory fees, the Board received a report prepared independently by Broadridge Financial Solutions, Inc. (“Broadridge”) as well as information provided by management.  The Board also considered advisory fees received by the Adviser and the Subadvisers with respect to other mutual funds and accounts with similar investment strategies to the Portfolios each advises.  Based on the information from Broadridge, the Board reviewed detailed information about peer groups of comparable mutual funds based on various factors such as the type of fund (those underlying variable insurance products), comparable investment objectives and strategies, among other factors.  Referred to herein are Expense Groups and Performance Groups/Universes that represent those peer groups of funds used to compare expenses and performance, respectively.
    The Trustees noted that expense information as a whole was useful in assessing whether SunAmerica and the Subadvisers were providing services at a cost that was competitive with other similar funds.  The performance information included annualized returns for the period since inception and the one-, three-, five- and ten-year periods, as applicable, ended June 30, 2024 from Broadridge and performance information as of June 30, 2024 from management.  On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to each Portfolio’s overall performance, performance relative to each Portfolio’s relevant benchmark and Morningstar and/or Broadridge peer groups, as applicable, and each Subadviser’s performance within a Portfolio.  The Board considered that management makes particular note of Portfolios that may require closer monitoring or potential corrective action by the Board.
    As part of its review of the Portfolios’ fees and expenses and performance, the Board considered information, including but not limited to the following expense and performance information, provided by Broadridge and management in making its determinations.  It was noted that actual advisory and subadvisory fees and total expenses were calculated as of each Portfolio’s most recent fiscal year end, which may vary among the Portfolio’s Expense Group/Universe.  The Board considered management’s discussion of the Trust’s multi-manager subadvisory management structure and its explanation that the structure results in increased advisory fees and expenses to these Portfolios but noted

SunAmerica Series Trust
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited) — (continued)

the potential benefits to this type of multi-manager strategy where the Portfolios have access to the expertise of multiple subadvisers and the varied investment techniques employed by each subadviser in connection with a Portfolio’s investment objectives/strategies.
•	SA AB Growth Portfolio (subadvised by AB). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group.
    The Board considered that the Portfolio performed above its benchmark index for the three- and ten-year periods and below that index for the one- and five-year periods.  The Board further considered that the Portfolio performed above the medians of its Performance Group for the five- and ten-year periods and below that median for the one- and three-year periods. The Board took account of management’s discussion of the Portfolio’s performance.
•	SA AB Small & Mid Cap Value Portfolio (subadvised by AB). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses and noted that management had contractually agreed to a fee waiver that lowers the advisory fee with respect to the Portfolio by 7 basis points at each applicable breakpoint.
    The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods.  The Board also considered that the Portfolio performed above the median of its Performance Group for the five-year period and below the medians for the one-, three- and ten-year periods.  The Board took account of management’s discussion of the Portfolio’s performance.
•	SA BlackRock Multi-Factor 70/30 Portfolio (subadvised by BlackRock). The Board noted that actual management fees and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.51% and 0.76% on Class 1 and Class 3 shares, respectively. The Board also considered that management had contractually agreed to a fee waiver that lowers the advisory fee with respect to the Portfolio by 25 basis points at each applicable breakpoint.
    The Board considered that the Portfolio performed below its benchmark index for the one- and three-year periods and the period since inception.  The Board further considered that the Portfolio performed above the median of its Performance Group for the one-year period and below the medians for the three-year period and the period since inception.  The Board took account of management’s discussion of the Portfolio’s performance.
•	SA Emerging Markets Equity Index Portfolio (subadvised by BlackRock). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board noted, however, that because of the small size of the Expense Group, with only three comparable funds, relative comparisons of fees and expenses were less useful than if the Expense Group were larger. The Board further noted that there is an expense limitation of 0.58% and 0.83% on Class 1 and Class 3 shares, respectively. The Board took account of management’s discussion of the Portfolio’s fees and expenses and noted that in 2019 management added a breakpoint to the investment advisory fee for the Portfolio, which resulted in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion.
    The Board considered that the Portfolio performed below its benchmark index for the one-, three- and five-year periods and the period since inception.  The Board also considered that the Portfolio performed at the median of its Performance Group for the five-year period and below the medians for the one- and three-year periods and the period since inception.  The Board took account of management’s discussion of the Portfolio’s performance.  The Board also considered that because of the small size of the Performance Group, with only a few comparable funds, relative comparisons of performance were less useful than if the Performance Group were larger.  The Board noted that the Portfolio was managed by SunAmerica until BlackRock became Subadviser to the Portfolio effective April 30, 2025.  The Board also noted that it was not being asked to approve the renewal of the Subadvisory Agreement between SunAmerica and BlackRock with respect to the Portfolio, because that agreement is still in its initial two-year term and is not up for renewal at the Meeting.
•	SA Federated Hermes Corporate Bond Portfolio (subadvised by Federated). The Board noted that both actual management fees and total expenses were slightly above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses.
    The Board considered that the Portfolio performed above its benchmark index for the one-, three-, five- and ten-year periods.  The Board also noted that the Portfolio performed above the medians of its Performance Group for the five- and ten-year periods and below the medians for the one- and three-year periods.
•	SA Fidelity Institutional AM® International Growth Portfolio (subadvised by FIAM). The Board noted that actual management fees were below and total expenses were at medians of its Expense Group. The Board noted that there is an expense limitation of 0.88% and 1.13% on Class 1 and Class 3 shares, respectively.
    The Board considered that the Portfolio performed above its benchmark index for the one-, three- and five-year periods and the period since inception.  The Board also considered that the Portfolio performed above the medians of its Performance Group for the same periods.
•	SA Fidelity Institutional AM® Real Estate Portfolio (subadvised by FIAM). The Board noted that both actual management fees were and total expenses were slightly above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses.
    The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods.  The Board also considered that the Portfolio performed below the medians of its Performance Group for the one-, three-, and five-year periods and above the median for the ten-year period.  The Board took account of management’s discussion of the Portfolio’s performance.
•	SA Fixed Income Index Portfolio (subadvised by BlackRock). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.34% and 0.59% on Class 1 and Class 3 shares, respectively. The Board considered management’s discussion of the Portfolio’s fees and expenses and noted that in 2019 management added a breakpoint to the investment advisory fee for the Portfolio, which resulted in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion.
    The Board considered that the Portfolio performed below its benchmark index for the one- and three-year periods and the period since inception and above that index for the five-year period.  The Board also considered that the Portfolio performed above the medians of its Performance Group for the three- and five-year periods and the period since inception and below the median for the one-year period.  The Board took account of management’s discussions of the Portfolio’s performance.  The Board noted that the Portfolio

SunAmerica Series Trust
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited) — (continued)

was managed by SunAmerica until BlackRock became Subadviser to the Portfolio effective April 30, 2025.  The Board also noted that it was not being asked to approve the renewal of the Subadvisory Agreement between SunAmerica and BlackRock with respect to the Portfolio, because that agreement is still in its initial two-year term and is not up for renewal at the Meeting.
•	SA Fixed Income Intermediate Index Portfolio (subadvised by BlackRock). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.34% and 0.59% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees and expenses and noted that in 2019 management added a breakpoint to the investment advisory fee for the Portfolio, which resulted in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion.
    The Board considered that the Portfolio performed below its benchmark index for the one- and three-year periods and the period since inception and at the index for five-year period.  The Board further considered that the Portfolio performed above the medians of its Performance Group for the one-, three- and five-year periods and the period since inception. The Board took account of management’s discussions of the Portfolio’s performance and noted the narrower range of underperformance relative to the benchmark.  The Board noted that the Portfolio was managed by SunAmerica until BlackRock became Subadviser to the Portfolio effective April 30, 2025.  The Board also noted that it was not being asked to approve the renewal of the Subadvisory Agreement between SunAmerica and BlackRock with respect to the Portfolio, because that agreement is still in its initial two-year term and is not up for renewal at the Meeting.
•	SA Franklin BW Large Cap Value Portfolio (subadvised by Brandywine). The Board noted that both actual management fees and total expenses were slightly above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses and noted that SunAmerica has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SunAmerica equals 0.67% of average daily net assets.
    The Board considered that the Portfolio had performed above its benchmark index for the one-, three-, five- and ten-year periods. The Board also noted that the Portfolio had performed above the medians of its Performance Group for the same periods.
•	SA Franklin Small Company Value Portfolio (subadvised by FMA). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses and noted that management had contractually agreed to a fee waiver that lowers the advisory fee with respect to the Portfolio by 0.05% at each applicable breakpoint. The Board further noted that SunAmerica and Franklin have agreed to voluntarily waive an additional 0.05% of their advisory and subadvisory fees, respectively. The Board also noted that because of the small size of the Expense Group, with only a few comparable funds, relative comparisons of fees and expenses were less useful than if the Expense Group were larger.
    The Board considered that the Portfolio performed above its benchmark index for the one-, three- and ten-year periods and below that index for the five-year period.  The Board also considered that the Portfolio performed at the median of its Performance Group for the three-year period and below the medians for the one-, five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance and noted the narrower range of underperformance relative to the medians.  The Board also noted that because of the small size of the Performance Group, with only a few comparable funds, relative comparisons of performance were less useful than if the Performance Group were larger.
•	SA Franklin Systematic U.S. Large Cap Core Portfolio (subadvised by Franklin Advisers). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.70% and 0.95% on Class 1 and Class 3 shares, respectively.
    The Board considered that the Portfolio performed above its benchmark index for the five-year period and below that index for the one- and three-year periods and the period since inception.  The Board also considered that the Portfolio performed above the medians of its Performance Group for the one-, three- and five-year periods and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance.  The Board further noted that changes to the name and principal investment strategies of the Portfolio went into effect on July 1, 2022.
•	SA Franklin Systematic U.S. Large Cap Value Portfolio (subadvised by Franklin Advisers). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group.
    The Board considered that the Portfolio performed above its benchmark index for the three- and ten-year periods and below that benchmark for the one- and five-year periods.  The Board also considered that the Portfolio performed above the median of its Performance Group for the ten-year period and below the medians for the one-, three- and five-year periods. The Board took account of management’s discussion of the Portfolio’s performance.  The Board noted that Franklin Advisers became the new subadviser to the Portfolio, along with changes to the Portfolio’s name, investment goal and principal investment strategies, effective July 2, 2021.
•	SA Franklin Tactical Opportunities Portfolio (subadvised by Franklin Advisers). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.81% and 1.06% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees and expenses.
    The Board considered that the Portfolio had performed below its benchmark index for the one-, three- and five-year periods and the period since inception.  The Board also considered that the Portfolio performed above the medians of its Performance Group for the one-, three- and five-year periods and below the median for the period since inception.  The Board took account of management’s discussion of the Portfolio’s performance.
•	SA Global Index Allocation 60/40 Portfolio (advised by SunAmerica). The Board noted that actual management fees were below and total expenses were at the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.18% and 0.43% on Class 1 and Class 3 shares, respectively. The Board also noted that because of the small size of the Expense Group, with only a few comparable funds, relative comparisons of fees and expenses were less useful than if the Expense Group were larger.

SunAmerica Series Trust
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited) — (continued)

    The Board considered that the Portfolio performed below its benchmark index for the one-, three- and five-year periods and the period since inception.  The Board also considered that the Portfolio performed above the medians of its Performance Group for the same periods.  The Board took account of management’s discussion of the Portfolio’s performance. The Board also noted that because of the small size of the Performance Group, with only a few comparable funds, relative comparisons of performance were less useful than if the Performance Group were larger.
•	SA Global Index Allocation 75/25 Portfolio (advised by SunAmerica). The Board noted that actual management fees were below and total expenses were slightly above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.18% and 0.43% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees and expenses and noted that, because of the small size of the Expense Group, with only a few comparable funds, relative comparisons of fees and expenses were less useful than if the Expense Group were larger.
    The Board considered that the Portfolio performed above its benchmark index for the period since inception and below that index for the one-, three- and five-year periods.  The Board further considered that the Portfolio performed above the medians of its Performance Group for the one-, three- and five-year periods and below the median for the period since inception.  The Board also considered management’s discussion of the Portfolio’s performance and noted that, because of the small size of the Performance Group, with only a few comparable funds, relative comparisons of performance were less useful than if the Performance Group were larger.
•	SA Global Index Allocation 90/10 Portfolio (advised by SunAmerica). The Board noted that actual management fees were at and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.18% and 0.43% on Class 1 and Class 3 shares, respectively. The Board considered that because of the small size of the Expense Group, with only a few comparable Funds, relative comparisons of fees and expenses were less useful than if the Expense Group were larger
    The Board considered that the Portfolio performed above its benchmark index for the five-year period and the period since inception and below that index for the one- and three-year periods.  The Board also considered that the Portfolio performed at the median of its Performance Group for the one-year period and below the medians for the three- and five-year periods and the period since inception.  The Board took account of management’s discussion of the Portfolio’s performance. The Board noted that because of the small size of the Performance Group, with only a few comparable funds, relative comparisons of performance were less useful than if the Performance Group were larger.
•	SA Goldman Sachs Multi-Asset Insights Portfolio (subadvised by GSAM). The Board noted that actual management fees and total expenses were above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.81% and 1.06% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees and expenses.
    The Board noted that the Portfolio performed below its benchmark index for the one-, three- and five-year periods and the period since inception.  The Board also noted that the Portfolio performed above the medians of its Performance Group for the one-, three- and five-year periods and below the median for the period since inception.  The Board took account of management’s discussion of the Portfolio’s performance.
•	SA Index Allocation 60/40 Portfolio (advised by SunAmerica). The Board noted that actual management fees were at and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.18% and 0.43% on Class 1 and Class 3 shares, respectively. The Board considered that because of the small size of the Expense Group, with only a few comparable Funds, relative comparisons of fees and expenses were less useful than if the Expense Group were larger.
    The Board noted that the Portfolio performed below its benchmark index for the one-, three- and five-year periods and the period since inception.  The Board also noted that the Portfolio performed at or above the medians of its Performance Group for the same periods.  The Board noted that because of the small size of the Performance Group, with only a few comparable funds, relative comparisons of performance were less useful than if the Performance Group were larger.
•	SA Index Allocation 80/20 Portfolio (advised by SunAmerica). The Board noted that both actual management fees were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.18% and 0.43% on Class 1 and Class 3 shares, respectively. The Board considered that because of the small size of the Expense Group, with only a few comparable funds, relative comparisons of fees and expenses were less useful than if the Expense Group were larger.
    The Board noted that the Portfolio performed below its benchmark index for the one-, three- and five-year periods and the period since inception.  The Board also noted that the Portfolio performed above the medians of its Performance Group for the same periods.  The Board noted that because of the small size of the Performance Group, with only a few comparable funds, relative comparisons of performance were less useful than if the Performance Group were larger.
•	SA Index Allocation 90/10 Portfolio (advised by SunAmerica). The Board noted that both actual management fees were at and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.18% and 0.43% on Class 1 and Class 3 shares, respectively. The Board considered that because of the small size of the Expense Group, with only a few comparable funds, relative comparisons of fees and expenses were less useful than if the Expense Group were larger.
    The Board noted that the Portfolio performed below its benchmark index for the one-, three- and five-year periods and the period since inception.  The Board also noted that the Portfolio performed at or above the medians of its Performance Group for same periods.  The Board noted that because of the small size of the Performance Group, with only a few comparable funds, relative comparisons of performance were less useful than if the Performance Group were larger.
•	SA International Index Portfolio (subadvised by BlackRock). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.52% and 0.77% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees and expenses and noted that in 2019 management added a breakpoint to the investment advisory fee for the Portfolio, which resulted in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion.

SunAmerica Series Trust
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited) — (continued)

    The Board noted that the Portfolio performed below its benchmark index for the one-, three- and five-year periods and the period since inception.  The Board also noted that the Portfolio performed below the medians of its Performance group for the same periods. The Board took account of management’s discussion of the Portfolio’s performance and considered the narrower range of underperformance relative to the benchmark and medians.  The Board noted that the Portfolio was managed by SunAmerica until BlackRock became Subadviser to the Portfolio effective April 30, 2025.  The Board also noted that it was not being asked to approve the renewal of the Subadvisory Agreement between SunAmerica and BlackRock with respect to the Portfolio, because that agreement is still in its initial two-year term and is not up for renewal at the Meeting.
•	SA Invesco Growth Opportunities Portfolio (subadvised by Invesco). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group.
    The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods.  The Board also considered that the Portfolio performed above the median of its Performance Group for the three-year period and below the medians for the one-, five- and ten-year periods.  The Board took account of management’s discussion of the Portfolio’s performance noted that management has subjected the Portfolio to heightened monitoring.
•	SA Janus Focused Growth Portfolio (subadvised by Janus). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses and noted that SunAmerica has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SunAmerica equals 0.75% of average daily net assets.
    The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods.  The Board also considered that the Portfolio performed above the medians of its Performance Group for the one-, three- and five-year periods and below the median for the ten-year period. The Board took account of management’s discussion of the Portfolio’s performance.
•	SA JPMorgan Diversified Balanced Portfolio (subadvised by JPMorgan). The Board considered that actual management fees were below and total expenses were slightly above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s expenses. The Board noted that there is an expense limitation of 0.83%, 0.98% and 1.08% on Class 1, Class 2 and Class 3 shares, respectively.
    The Board noted that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods.  The Board also considered that the Portfolio performed below the medians of its Performance Group for the same periods.  The Board took account of management’s discussion of the Portfolio’s performance and noted that management has subjected the Portfolio to heightened monitoring.
•	SA JPMorgan Emerging Markets Portfolio (subadvised by JPMorgan). The Board noted that actual management fees were at and total expenses were above the medians of its Expense Group. The Board considered that SunAmerica has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SunAmerica equals 1.00% of average daily net assets.
    The Board considered that the Portfolio performed above its benchmark index for the one-, three-, five- and ten-year periods.  The Board further considered that the Portfolio performed above the medians of its Performance Group for the same periods.
•	SA JPMorgan Equity-Income Portfolio (subadvised by JPMorgan). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group.
    The Board considered that the Portfolio outperformed its benchmark index for the ten-year period and performed below that index for the one-, three- and five-year periods.  The Board also considered that the Portfolio performed above the medians of its Performance Group for the one- and ten-year periods and below the medians for the three- and five-year periods.  The Board took account of management’s discussion of the Portfolio’s performance and noted that management has subjected the Portfolio to heightened monitoring.
•	SA Fidelity Institutional AM® Global Equities Portfolio (subadvised by FIAM). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group.
    The Board considered that the Portfolio performed above its benchmark index for the three- and five-year periods and below that index for the one- and ten-year periods.  The Board also considered that the Portfolio performed above the medians of its Performance Group for the one-, three- and five-year periods and below the median for the ten-year period.  The Board noted that FIAM replaced JPMorgan as Subadviser to the Portfolio effective July 28, 2025, and that the Subadvisory Agreement between SunAmerica and FIAM with respect to the Portfolio is still in its initial two-year term and is not up for renewal at the Meeting.
•	SA JPMorgan Large Cap Core Portfolio (subadvised by JPMorgan). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took account of management’s discussion regarding the Portfolio’s fees and expenses. The Board noted that management had contractually agreed to a fee waiver that lowers the advisory fee with respect to the Portfolio by 0.07% at each applicable breakpoint.
    The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods.  The Board also considered that the Portfolio performed above the median of its Performance Group for the three-year period and below the medians for the one-, five- and ten-year periods.  The Board took account of management’s discussion of the Portfolio’s performance, including that JPMorgan had taken over as Subadviser to the Portfolio in July 2023.
•	SA JPMorgan MFS Core Bond Portfolio (subadvised by JPMorgan and MFS). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board considered that SunAmerica has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SunAmerica equals 0.50% of average daily net assets.

SunAmerica Series Trust
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited) — (continued)

    The Board considered that the Portfolio had performed above its benchmark index for the one-, three-, five-and ten-year periods.  The Board also considered that the Portfolio performed above the medians of its Performance Group for the three-, five- and ten-year periods and slightly below the median for the one-year period.
•	SA JPMorgan Mid-Cap Growth Portfolio (subadvised by JPMorgan). The Board considered that both actual management fees and total expenses were below the medians of its Expense Group. The Board noted that SunAmerica has agreed to a contractual fee waiver such that the advisory fee payable by the Portfolio is equal to 0.79% of the Portfolio’s average daily net assets on the first $100 million, 0.75% on the next $400 million and 0.73% over $500 million. The Board further noted that there is an expense limitation of 0.79%, 0.94% and 1.04% on Class 1, Class 2 and Class 3 shares, respectively.
    The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods.  The Board also noted that the Portfolio performed above the medians of its Performance Group for the same periods.  The Board took account of management’s discussion of the Portfolio’s performance.
•	SA JPMorgan Ultra-Short Bond Portfolio (subadvised by JPMorgan). The Board noted that both actual management fees and total expenses were slightly above the medians of its Expense Group. The Board took into account management’s discussions of the Portfolio’s fees and expenses.
    The Board considered that the Portfolio performed above its benchmark index for the three- and five-year periods and below that index for the one- and ten-year periods.  The Board also considered that the Portfolio performed above the median of its Performance Group for the one-year period and below the medians for the three-, five- and ten-year periods.  The Board took account of management’s discussion of the Portfolio’s performance, including that JPMorgan took over management of the Portfolio in April 2024 and therefore performance before that time is not reflective of the track record of the new Subadviser.
•	SA Large Cap Growth Index Portfolio (subadvised by BlackRock). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.35% and 0.60% on Class 1 and Class 3 shares, respectively. The Board also considered that in 2019 management added a breakpoint to the investment advisory fee for the Portfolio, which resulted in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion.
    The Board noted that the Portfolio performed above its benchmark index for the one-, three- and five-year periods and the period since inception.  The Board also noted that the Portfolio performed above the median of its Performance Group for the one-year period and below the medians for the three- and five-year periods and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance.  The Board noted that the Portfolio was managed by SunAmerica until BlackRock became Subadviser to the Portfolio effective April 30, 2025.  The Board also noted that it was not being asked to approve the renewal of the Subadvisory Agreement between SunAmerica and BlackRock with respect to the Portfolio, because that agreement is still in its initial two-year term and is not up for renewal at the Meeting.
•	SA Large Cap Index Portfolio (subadvised by BlackRock). The Board noted that both actual management fees and total expenses were slightly above the medians of its Expense Group. The Board considered management’s discussion of the Portfolio’s fees and expenses and noted that in 2019 management added a breakpoint to the investment advisory fee for the Portfolio, which resulted in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion. The Board also noted that management had contractually agreed to a fee waiver that lowers the advisory fee with respect to the Portfolio by 0.14% at each applicable breakpoint. The Board further considered that SunAmerica has voluntarily agreed to an expense limitation of 0.55% on Class 1 shares.
    The Board noted that the Portfolio performed below its benchmark index and the medians of its Performance Group for the one-, three-, five- and ten-year periods.  The Board took account of management’s discussion of the Portfolio’s performance and considered the narrower range of underperformance relative to the benchmark and medians.  The Board noted that the Portfolio was managed by SunAmerica until BlackRock became Subadviser to the Portfolio effective April 30, 2025.  The Board also noted that it was not being asked to approve the renewal of the Subadvisory Agreement between SunAmerica and BlackRock with respect to the Portfolio, because that agreement is still in its initial two-year term and is not up for renewal at the Meeting.
•	SA Large Cap Value Index Portfolio (subadvised by BlackRock). The Board noted that both actual management fees and total expenses were at the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.35% and 0.60% on Class 1 and Class 3 shares, respectively. The Board also considered that in 2019 management added a breakpoint to the investment advisory fee for the Portfolio, which resulted in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion.
    The Board noted that the Portfolio performed below its benchmark index for the one-, three- and five-year periods and the period since inception.  The Board also noted that the Portfolio performed below the median of its Performance Group for the one-year period and above the medians for the three-, five- and ten-year periods.  The Board took account of management’s discussion of the Portfolio’s performance.  The Board noted that the Portfolio was managed by SunAmerica until BlackRock became Subadviser to the Portfolio effective April 30, 2025.  The Board also noted that it was not being asked to approve the renewal of the Subadvisory Agreement between SunAmerica and BlackRock with respect to the Portfolio, because that agreement is still in its initial two-year term and is not up for renewal at the Meeting.
•	SA MFS Large Cap Growth Portfolio (subadvised by MFS). The Board considered that both actual management fees and total expenses were below the medians of its Expense Group. The Board further considered that management has agreed to a voluntary expense limitation of 0.85%, 1.00% and 1.10% on Class 1, Class 2 and Class 3 shares, respectively.
    The Board noted that the Portfolio performed above its benchmark index for the one-, three-, five- and ten-year periods.  The Board also noted that the Portfolio performed below the median of its Performance Group for the one-year period and at or above the medians for the three-, five- and ten-year periods.  The Board took account of management’s discussion of the Portfolio’s performance.
•	SA MFS Massachusetts Investors Trust Portfolio (subadvised by MFS). The Board noted that both actual management fees and total expenses were slightly above the medians of its Expense Group. The Board also noted that management had contractually agreed to a fee waiver that lowers the advisory fee with respect to the Portfolio by 0.04% at each applicable breakpoint.

SunAmerica Series Trust
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited) — (continued)

    The Board considered that the Portfolio performed below its benchmark index and the medians of its Performance Group for the one-, three-, five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance and noted that management has subjected the Portfolio to heightened monitoring.
•	SA MFS Total Return Portfolio (subadvised by MFS). ). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses.
    The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five-and ten-year periods.  The Board also considered that the Portfolio performed below the medians of its Performance Group for same periods.  The Board took account of management’s discussion of the Portfolio’s performance and noted that management has subjected the Portfolio to heightened monitoring.
•	SA Mid Cap Index Portfolio (subadvised by BlackRock). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.40% and 0.65% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees and expenses and noted that in 2019 management added a breakpoint to the investment advisory fee for the Portfolio, which resulted in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion.
    The Board considered that the Portfolio performed below its benchmark index and the medians of its Performance Group for the one-, three- and five-year periods and the period since inception.  The Board took account of management’s discussion of the Portfolio’s performance and considered the narrower range of underperformance relative to the benchmark and medians.  The Board noted that the Portfolio was managed by SunAmerica until BlackRock became Subadviser to the Portfolio effective April 30, 2025.  The Board also noted that it was not being asked to approve the renewal of the Subadvisory Agreement between SunAmerica and BlackRock with respect to the Portfolio, because that agreement is still in its initial two-year term and is not up for renewal at the Meeting.
•	SA Morgan Stanley International Equities Portfolio (subadvised by MSIM). The Board noted that both actual management fees and total expenses were slightly above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and noted that management had contractually agreed to a fee waiver that lowers the advisory fee with respect to the Portfolio by 0.05% at each applicable breakpoint.
    The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods.  The Board also considered that the Portfolio performed at or above the medians of its Performance Group for the one-, three- and five-year periods and below the median for the ten-year period.  The Board took account of management’s discussion of the Portfolio’s performance and noted that management has subjected the Portfolio to heightened monitoring.
•	SA PIMCO Global Bond Opportunities Portfolio (subadvised by PIMCO). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses and noted that management had contractually agreed to a fee waiver that lowers the advisory fee with respect to the Portfolio by 0.02% at each applicable breakpoint.
    The Board noted that the Portfolio performed below its benchmark index and the medians of its Performance Group for the one-, three-, five- and ten-year periods.  The Board took account of management’s discussion of the Portfolio’s performance, including that PIMCO took over management of the Portfolio in April 2024 and therefore performance before that time is not reflective of the track record of the new Subadviser.
•	SA PIMCO RAE International Value Portfolio (subadvised by PIMCO). The Board noted that both actual management fees and total expenses were slightly above the medians of its Expense Group. The Board considered management’s discussion of the Portfolio’s fees and expenses and noted that SunAmerica has agreed to a contractual fee waiver such that the advisory fee payable by the Portfolio is equal to 0.765% of the Portfolio’s average daily net assets on the first $250 million and 0.740% over $250 million.
    The Board considered that the Portfolio performed above its benchmark index for the one-year period and below that index for the three-, five- and ten-year periods.  The Board further considered that the Portfolio performed below the medians of its Performance Group for the one-, three- and five-, and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance, including that PIMCO took over management of the Portfolio in January 2021 and therefore performance before that time is not fully reflective of the track record of the new Subadviser..
•	SA PineBridge High-Yield Bond Portfolio (subadvised by PineBridge). The Board noted that actual management fees were slightly above and total expenses were below the medians of its Expense Group. The Board considered management’s discussion of the Portfolio’s fees.
    The Board considered that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods.  The Board further considered that the Portfolio performed slightly below the median of its Performance Group for the one-year period and above the medians for the three-, five- and ten-year periods.
•	SA Putnam International Growth and Income Portfolio (subadvised by Putnam). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses and noted that SunAmerica had contractually agreed to a fee waiver that lowers the advisory fee with respect to the Portfolio by 10 basis points at each applicable breakpoint.
    The Board considered that the Portfolio performed above its benchmark index for the one-, three-, five- and ten-year periods.  The Board further considered that the Portfolio performed at or above the medians of its Performance Group for the same periods.
•	SA Schroders VCP Global Allocation Portfolio (subadvised by SIMNA). The Board noted that actual management fees were slightly above and total expenses were at the medians of its Expense Group. The Board noted, however, that because of the small size of the Expense Group, with only two comparable funds, relative comparisons of fees and expenses were less useful than if the Expense Group were larger. The Board took into consideration management’s discussion of the Portfolio’s fees. The Board further noted that there is an expense limitation of 0.90% and 1.15% on Class 1 and Class 3 shares, respectively.

SunAmerica Series Trust
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited) — (continued)

    The Board considered that the Portfolio performed below its benchmark index for the one-, three- and five-year periods and the period since inception.  The Board further considered that the Portfolio performed above the median of its Performance Universe for the three-year period and below the medians for the one- and five-year periods and the period since inception.  The Board took account of management’s discussion of the Portfolio’s performance.
•	SA Small Cap Index Portfolio (subadvised by BlackRock). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and expenses and noted that in 2019 management added a breakpoint to the investment advisory fee for the Portfolio, which resulted in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion. The Board further noted that SunAmerica has contractually agreed to a fee waiver that lowers the advisory fee with respect to the Portfolio by 4 basis points at each applicable breakpoint. The Board also noted that there is an expense limitation of 0.41% and 0.66% on Class 1 and Class 3 shares, respectively.
    The Board considered that the Portfolio performed below its benchmark index and the medians of its Performance Group for the one-, three- and five-year periods and the period since inception.  The Board took account of management’s discussion of the Portfolio’s performance and noted the narrower range of underperformance relative to the benchmark and medians.  The Board noted that the Portfolio was managed by SunAmerica until BlackRock became Subadviser to the Portfolio effective April 30, 2025.  The Board also noted that it was not being asked to approve the renewal of the Subadvisory Agreement between SunAmerica and BlackRock with respect to the Portfolio, because that agreement is still in its initial two-year term and is not up for renewal at the Meeting.
•	SA T. Rowe Allocation Moderately Aggressive Portfolio (subadvised by T. Rowe Price). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.81% and 1.06% on Class 1 and Class 3 shares, respectively. The Board considered management’s discussion of the Portfolio’s fees and expenses.
    The Board considered that the Portfolio performed below its benchmark index for the one-, three- and five-year periods and the period since inception.  The Board further considered that the Portfolio performed above the medians of its Performance Group for the same periods.  The Board took account of management’s discussion of the Portfolio’s performance.
•	SA T. Rowe Price VCP Balanced Portfolio (subadvised by T. Rowe Price). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group. The Board noted, however, that because of the small size of the Expense Group, with only two comparable funds, relative comparisons of fees and expenses were less useful than if the Expense Group were larger. The Board further noted that there is an expense limitation of 0.90% and 1.15% on Class 1 and Class 3 shares, respectively.
    The Board considered that the Portfolio performed below its benchmark index for the one-, three and five-year periods and the period since inception.  The Board further considered that the Portfolio performed above the medians of its Performance Group for the one-, three- and five-year periods and below that median for the period since inception. The Board noted, however, that because the Performance Group was small, with only one comparable fund, relative comparisons of performance were less useful than if the Performance Group were larger.  The Board took account of management’s discussion of the Portfolio’s performance.
•	SA VCP Dynamic Allocation Portfolio (advised/subadvised by SunAmerica and AB). The Board noted that actual management fees were above and total expenses were below the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and noted that because of the small size of the Expense Group, with only a few comparable funds, relative comparisons of fees and expenses were less useful than if the Expense Group were larger. The Board also noted that SunAmerica has agreed to a contractual fee waiver such that the advisory fee payable by the Portfolio is equal to 0.25% of the Portfolio’s average daily net assets on the first $1.5 billion, 0.22% on the next $1.5 billion, 0.20% on the next $5 billion and 0.19% over $8 billion.
    The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods.  The Board also noted that the Portfolio performed above the median of its Performance Group for the ten-year period and below the medians for the one-, three- and five-year periods.  The Board noted, however, that because the Performance Group was small, with only a few comparable funds, relative comparisons of performance were less useful than if the Performance Group were larger.  The Board took account of management’s discussion of the Portfolio’s performance, including the Portfolio’s volatility control formula, and noted the narrower range of underperformance relative to the medians.
•	SA VCP Dynamic Strategy Portfolio (advised/subadvised by SunAmerica and AB). The Board noted that actual management fees were above and total expenses were below the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and noted that because of the small size of the Expense Group, with only a few comparable funds, relative comparisons of fees and expenses were less useful than if the Expense Group were larger.
    The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods.  The Board also considered that the Portfolio performed below the medians of its Performance Group for the same periods.  The Board noted, however, that because of the small size of the Expense Group, with only a few comparable funds, relative comparisons of fees and expenses were less useful than if the Performance Group were larger.  The Board took account of management’s discussion of the Portfolio’s performance, including the Portfolio’s volatility control formula and noted the narrower range of underperformance relative to the medians.
•	SA VCP Index Allocation Portfolio (advised by SunAmerica). The Board noted that actual management fees were at and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.28% and 0.53% on Class 1 and Class 3 shares, respectively.
    The Board considered that the Portfolio performed below its benchmark index for the one-, three- and five-year periods and the period since inception.  The Board also considered that the Portfolio performed above the medians of its Performance Group for the same periods.  The Board took account of management’s discussion of the Portfolio’s performance.
    The Trustees noted that expense and performance information as a whole was useful in assessing whether the Subadvisers were providing services at a cost that was competitive with other similar funds.

SunAmerica Series Trust
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited) — (continued)

    Cost of Services & Benefits Derived.
    With respect to indirect costs and benefits, the Board was informed, based on management’s judgment, that any indirect costs incurred by SunAmerica in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Trust did not impact the reasonableness of the advisory fee.  The Board considered that SunAmerica is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust’s Portfolios pursuant to an arrangement between SunAmerica and certain affiliated life insurance companies (the “Life Companies”). The Board considered that the Trust also pays VALIC Retirement Services Company, an affiliate of SunAmerica, a fee for the provision of recordkeeping and shareholder services to contract owners and participants.
    In connection with benefits derived from the Trust, the Board considered that the Life Companies may benefit as a result of their direct ownership of the Portfolios’ shares, which amounts may be significant.  It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations.  In addition, the Life Companies may also rely on foreign tax credits with respect to certain foreign securities held by applicable Portfolios.  The Board considered that the Life Companies receive financial support from SunAmerica and certain Subadvisers for distribution-related activities, including administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training (including training of registered representatives of Corebridge Capital Services, Inc., an affiliate of SunAmerica) to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives.  It was noted that such payments may be derived from 12b‑1 (service) fees that are deducted directly from the assets of the Portfolios or from investment management fees received by SunAmerica or the Subadvisers.  In addition, the Board considered that, because shares of the Portfolios are offered as investment options through variable annuity or life contracts issued by the Life Companies (the “Variable Contracts”), the investment objectives, strategies and performance of the Portfolios may positively or negatively impact a Life Company’s ability to hedge and the related hedging costs associated with guarantees that the Life Company may provide as the issuer of the Variable Contracts.
    The Board concluded that any benefits that SunAmerica and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were reasonable.
    Profitability and Economies of Scale.
    The Board received information related to SunAmerica’s profitability as well as the profitability of certain affiliates with respect to the services they provide to the Trust’s Portfolios.  The profitability analysis reflected the relationship between SunAmerica and the affiliated Life Companies.  The Board considered that, pursuant to administrative services agreements between SunAmerica and each of the Life Companies, SunAmerica pays a fee to each Life Company at an annual rate of 25 basis points of the average daily net assets of the Portfolios that are held by the corresponding separate accounts of each Life Company, in exchange for certain administrative services provided to the Portfolios. The Board determined that the profitability to SunAmerica in connection with its relationship to the Trust was reasonable.  In addition, the Board considered the Investment Management Profitability Analysis prepared by an independent information service, Broadridge, and noted that SunAmerica’s profitability was generally in the range of the profitability of companies contained in the report.
    It was noted that the subadvisory fees paid pursuant to the Subadvisory Agreements are paid by SunAmerica out of the advisory fees that it receives under the Advisory Agreement.  The Trustees further noted that the sub-subadvisory fees paid pursuant to the Sub-Subadvisory Agreements are paid by the applicable Subadviser out of its subadvisory fees, and not by the Portfolios or SunAmerica.  The Trustees also relied on the ability of SunAmerica to negotiate the Subadvisory Agreements and the fees thereunder at arm’s length.  It was noted that SunAmerica reviewed a number of factors in determining appropriate subadvisory fees payable to each Subadviser.  Such factors include review of (1) style class peers primarily within the variable annuity universe; (2) key competitor analysis; (3) portfolio analysis; and (4) special considerations such as competitor subaccount characteristics, uniqueness of the product and the manager’s prestige. The Board determined that the profitability to each Subadviser in connection with its relationship with the respective Portfolios is therefore not a material factor in their consideration of the Subadvisory Agreements.
    The Board also received and considered information regarding the ability of the Portfolios to achieve economies of scale.  It was noted that the advisory fees of nearly all Portfolios contain breakpoints that will reduce the fees paid by a Portfolio as its assets increase.  The Board also considered that SunAmerica has voluntarily agreed to waive fees in certain instances, which was noted earlier in the discussion of fees.  It was noted that as a result of being part of a complex of mutual funds advised or administered by SunAmerica, the Trust is able to share common resources and may share certain expenses, which could result in a Portfolio experiencing lower expenses than it otherwise would achieve if the Trust were a stand-alone entity.  The Board considered that management believed that the Portfolios’ existing fee schedules and the fee schedules for those Portfolios for which management proposed reductions or waivers reflect the economies of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size.  The Board concluded that any potential economies of scale are currently being shared between the Trust and SunAmerica in an appropriate manner.
    The Board considered that certain Subadvisory Agreements also contain breakpoints in the fee schedules, however, since SunAmerica, and not the Trust, is responsible for the payment of the fees pursuant to the Subadvisory Agreements, the Trust does not directly benefit from any reduction in subadvisory fee rates.  For similar reasons as stated above with respect to the Subadvisers’ profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Portfolios are not a material factor in its consideration at this time.
    Terms of Advisory Contracts.
    The Board, including the Independent Trustees, reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken by SunAmerica and the Subadvisers as discussed above.  The Board considered that SunAmerica pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the officers of the Trust who are employees of SunAmerica.  The Board also reviewed the terms of payment for services rendered and noted that SunAmerica compensates the Subadvisers out of the fees it receives from the Trust.  The Board noted that each Subadvisory Agreement provides that the Subadviser will pay all of its own

SunAmerica Series Trust
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited) — (continued)

expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations.  The Board also considered other terms and conditions of the Advisory Contracts.
    Conclusions.
    In reaching its decision to recommend the renewal of the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors.  Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SunAmerica and the Subadvisers possess the capability and resources to perform the duties required of them under their respective Advisory Contracts.
    Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that:  (1) the terms of the Advisory Contracts are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates and subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Annuity Service Center
P.O. Box 15570
Amarillo, TX 79105-5570
 (08/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 15.

Item 16. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the Principal Executive Officer and Principal Financial Officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the Principal Executive Officer and Principal Financial Officer, concluded that the registrant's disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics (EX-99.CODE ETH)

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) The certifications of each principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b)) are attached hereto as EX-99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By: /s/ John T. Genoy

John T. Genoy

Principal Executive Officer

Date: April 10, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy

John T. Genoy

Principal Executive Officer

Date: April 10, 2026

By: /s/ Gregory R. Kingston

Gregory R. Kingston

Principal Financial Officer

Date: April 10, 2026